UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	6/30/2009

Item 1 – Reports to Stockholders

ADVANCED SERIESSM TRUST

Financial Statements

For the Semi-Annual Period Ended

June 30, 2009

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Please note that inside is a Prospectus Supplement dated August 14, 2009. This supplement is separate from and not part of the semiannual report.

0158077-00001-00

Prudential

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust (“Trust”) portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Trust’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (“the Commission”) at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Trust’s website at www.prudentialannuities.com.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Trust’s website at www.prudentialannuities or by calling the telephone numbers referenced above. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Trust’s website at www.prudentialannuities.com or by calling the telephone numbers referenced above.

The Trust’s Statement of Additional Information contains information about the Trust’s Trustees and is available without charge upon request by calling 800-752-6342.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2009

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2009

■	DEAR CONTRACT OWNER

Our primary focus at Prudential is to help investors achieve and maintain long-term financial success. Our Advanced Series Trust semiannual report outlines our efforts to reach this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years, and the quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to help you make the most informed investment decisions to meet your needs. Together, you can develop a diversified investment portfolio that aligns with your long-term goals and can help deliver a more secure financial future.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve your financial goals.

Sincerely,

Stephen Pelletier

President,

Advanced Series Trust	July 31, 2009

PRESIDENT

STEPHEN PELLETIER

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2009

AST Academic Strategies Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	9.9%
AST International Growth Portfolio	7.2%
AST International Value Portfolio	7.1%
AST Parametric Emerging Markets Equity Portfolio	5.9%
AST High Yield Portfolio	5.3%

AST Advanced Strategies
Five Largest Holdings (% of Net Assets)
iShares Barclays Aggregate Bond Fund	2.3%
Government National Mortgage Assoc. 5.50%, TBA	1.4%
Government National Mortgage Assoc. 6.00%, 10/15/38	1.3%
JPMorgan Chase & Co.	1.2%
Bank of America Corp.	1.1%

AST Aggressive Asset Allocation
Five Largest Holdings (% of Net Assets)
AST MFS Growth Portfolio	16.2%
AST Large-Cap Value Portfolio	15.4%
AST Marsico Capital Growth Portfolio	14.3%
AST DeAM Large-Cap Value Portfolio	13.8%
AST International Value Portfolio	9.0%

AST AllianceBernstein Core Value
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	5.5%
AT&T, Inc.	3.6%
Pfizer, Inc.	3.2%
Chevron Corp.	3.2%
JPMorgan Chase & Co.	3.0%

AST AllianceBernstein Growth & Income
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	4.6%
Philip Morris International, Inc.	3.6%
Raytheon Co.	3.4%
Total SA, ADR (France)	3.0%
L-3 Communications Holdings, Inc.	3.0%

AST American Century Income & Growth
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	5.2%
Johnson & Johnson	2.9%
International Business Machines Corp.	2.7%
Chevron Corp.	2.6%
Microsoft Corp.	2.4%

AST Balanced Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	29.6%
AST MFS Growth Portfolio	9.2%
AST Large-Cap Value Portfolio	9.2%
AST Marsico Capital Growth Portfolio	8.5%
AST DeAM Large-Cap Value Portfolio	8.2%

AST Capital Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	18.5%
AST Large-Cap Value Portfolio	11.3%
AST MFS Growth Portfolio	11.2%
AST Marsico Capital Growth Portfolio	10.4%
AST DeAM Large-Cap Value Portfolio	10.1%

AST CLS Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
AST International Growth Portfolio	14.8%
AST PIMCO Total Return Bond Portfolio	11.8%
AST Large-Cap Value Portfolio	9.4%
AST MFS Growth Portfolio	8.4%
AST DeAM Large-Cap Value Portfolio	8.4%

AST CLS Moderate Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	25.2%
AST Money Market Portfolio	10.0%
AST International Growth Portfolio	9.8%
AST Large-Cap Value Portfolio	6.3%
AST Western Asset Core Plus Bond Portfolio	6.1%

AST Cohen & Steers Realty
Five Largest Holdings (% of Net Assets)
Simon Property Group, Inc., REIT	9.7%
Public Storage, Inc., REIT	9.5%
Vornado Realty Trust, REIT	6.5%
Boston Properties, Inc., REIT	5.9%
Equity Residential Properties Trust, REIT	3.9%

AST DeAM Large-Cap Value
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	5.7%
AT&T, Inc.	4.6%
Pfizer, Inc.	3.6%
Bank of America Corp.	3.6%
Goldman Sachs Group, Inc. (The)	2.8%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2009

AST Federated Aggressive Growth
Five Largest Holdings (% of Net Assets)
MEMC Electronic Materials, Inc.	2.3%
Yingli Green Energy Holding Co. Ltd., ADR (China)	2.2%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)	2.1%
Meritage Homes Corp.	2.1%
JetBlue Airways Corp.	1.8%

AST First Trust Balanced Target
Five Largest Holdings (% of Net Assets)
Sino Land Co. (Hong Kong)	1.6%
Citic Pacific Ltd. (Hong Kong)	1.5%
American Express Co.	1.4%
Eastman Chemical Co.	1.4%
MeadWestvaco Corp.	1.3%

AST First Trust Capital Appreciation Target
Five Largest Holdings (% of Net Assets)
Sino Land Co. (Hong Kong)	2.1%
Amgen, Inc.	2.1%
Gilead Sciences, Inc.	2.0%
CITIC Pacific Ltd. (Hong Kong)	2.0%
Apollo Group, Inc. (Class A Stock)	2.0%

AST Focus Four Plus
Five Largest Holdings (% of Net Assets)
AST Western Asset Core Plus Bond Portfolio	23.0%
Briggs & Stratton Corp.	2.3%
Potash Corp. of Saskatchewan, Inc. (Canada)	2.1%
Trustmark Corp.	1.9%
Superior Industries International, Inc.	1.8%

AST Global Real Estate
Five Largest Holdings (% of Net Assets)
Mitsubishi Estate Co. Ltd. (Japan)	4.9%
Mitsui Fudosan Co. Ltd. (Japan)	4.2%
Simon Property Group, Inc., REIT	4.1%
Sun Hung Kai Properties Ltd. (Hong Kong)	3.7%
Westfield Group, REIT (Australia)	3.6%

AST Goldman Sachs Concentrated Growth
Five Largest Holdings (% of Net Assets)
Microsoft Corp.	4.5%
Thermo Fisher Scientific, Inc.	4.2%
Baxter International, Inc.	4.1%
American Tower Corp. (Class A Stock)	4.1%
QUALCOMM, Inc.	3.6%

AST Goldman Sachs Mid-Cap Growth
Five Largest Holdings (% of Net Assets)
Equinix, Inc.	2.8%
Charles River Laboratories International, Inc.	2.7%
PetSmart, Inc.	2.3%
Global Payments, Inc.	2.3%
American Tower Corp. (Class A Stock)	2.2%

AST Goldman Sachs Small-Cap Value
Five Largest Holdings (% of Net Assets)
iShares Russell 2000 Value Index Fund	4.2%
Kaiser Aluminum Corp.	1.5%
El Paso Electric Co.	1.4%
American Campus Communities, Inc.	1.4%
AirTran Holdings, Inc.	1.3%

AST Horizon Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	16.0%
AST MFS Growth Portfolio	10.0%
AST Large-Cap Value Portfolio	9.1%
AST Marsico Capital Growth Portfolio	8.8%
AST DeAM Large-Cap Value Portfolio	8.4%

AST Horizon Moderate Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	27.1%
AST Money Market Portfolio	10.9%
AST Large-Cap Value Portfolio	6.7%
AST Western Asset Core Plus Bond Portfolio	6.6%
AST MFS Growth Portfolio	6.5%

AST International Growth
Five Largest Holdings (% of Net Assets)
Credit Suisse Group AG (Switzerland)	3.1%
Teva Pharmaceutical Industries Ltd., ADR (Israel)	2.4%
Nestle SA (Switzerland)	2.3%
Telefonica SA (Spain)	2.3%
BG Group PLC (United Kingdom)	2.1%

AST International Value
Five Largest Holdings (% of Net Assets)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	2.2%
Novartis AG (Switzerland)	1.8%
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	1.7%
Standard Chartered PLC (United Kingdom)	1.7%
BNP Paribas (France)	1.7%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2009

AST JPMorgan International Equity
Five Largest Holdings (% of Net Assets)
Total SA (France)	3.4%
HSBC Holdings PLC (United Kingdom)	2.5%
Nestle SA (Switzerland)	2.3%
Vodafone Group PLC (United Kingdom)	2.3%
Telefonica SA (Spain)	2.0%

AST Large-Cap Value
Five Largest Holdings (% of Net Assets)
Wells Fargo & Co.	3.0%
JPMorgan Chase & Co.	3.0%
Bank of America Corp.	2.9%
PNC Financial Services Group, Inc.	2.1%
MetLife, Inc.	2.1%

AST Marsico Capital Growth
Five Largest Holdings (% of Net Assets)
McDonald’s Corp.	6.2%
Goldman Sachs Group, Inc. (The)	4.2%
Transocean Ltd.	4.2%
Apple, Inc.	4.0%
JPMorgan Chase & Co.	3.9%

AST MFS Global Equity
Five Largest Holdings (% of Net Assets)
Nestle SA (Switzerland)	3.3%
Roche Holding AG (Switzerland)	2.6%
Heineken NV (Netherlands)	2.6%
Oracle Corp.	2.3%
Linde AG (Germany)	2.3%

AST MFS Growth
Five Largest Holdings (% of Net Assets)
Apple, Inc.	3.9%
Google, Inc. (Class A Stock)	3.4%
Microsoft Corp.	2.0%
QUALCOMM, Inc.	1.9%
Oracle Corp.	1.8%

AST Mid-Cap Value
Five Largest Holdings (% of Net Assets)
Beckman Coulter, Inc.	2.4%
CIGNA Corp.	2.2%
BorgWarner, Inc.	2.2%
Computer Sciences Corp.	2.1%
Express Scripts, Inc.	2.1%

AST Neuberger Berman Mid-Cap Growth
Five Largest Holdings (% Net Assets) of
WMS Industries, Inc.	2.1%
SBA Communications Corp. (Class A Stock)	2.0%
Ecolab, Inc.	2.0%
Stericycle, Inc.	1.8%
American Tower Corp. (Class A Stock)	1.7%

AST Neuberger Berman Small-Cap Growth
Five Largest Holdings (% of Net Assets)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	2.8%
Ultimate Software Group, Inc.	2.5%
Inverness Medical Innovations, Inc.	2.5%
Old Dominion Freight Line, Inc.	2.1%
Wright Medical Group, Inc.	2.2%

AST Neuberger Berman/LSV Mid-Cap Value
Five Largest Holdings (% of Net Assets)
Morgan Stanley	1.5%
Whirlpool Corp.	1.4%
Annaly Capital Management, Inc.	1.3%
StanCorp Financial Group, Inc.	1.2%
PartnerRe Ltd. (Bermuda)	1.2%

AST Niemann Capital Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
AST Money Market Portfolio	20.6%
AST International Value Portfolio	9.8%
AST International Growth Portfolio	9.8%
AST PIMCO Total Return Bond Portfolio	8.5%
AST MFS Growth Portfolio	8.4%

AST Parametric Emerging Markets Equity
Five Largest Holdings (% of Net Assets)
iShares MSCI Emerging Markets Index Fund	3.0%
America Movil SAB de CV (Class L Stock) (Mexico)	1.6%
CEZ A/S (Czech Republic)	1.3%
Teva Pharmaceutical Industries Ltd., ADR (Israel)	1.2%
MTN Group Ltd. (South Africa)	1.0%

AST Preservation Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	48.3%
AST Western Asset Core Plus Bond Portfolio	12.0%
AST MFS Growth Portfolio	5.4%
AST Large-Cap Value Portfolio	5.3%
AST Marsico Capital Growth Portfolio	4.9%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2009

AST QMA US Equity Alpha
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	3.6%
Microsoft Corp.	2.2%
Procter & Gamble Co.	1.8%
General Electric Co.	1.8%
Chevron Corp.	1.7%

AST Schroders Multi Asset World Strategies
Five Largest Holdings (% of Net Assets)
Goldman Sachs High Yield Fund, ETF	6.0%
PIMCO Commodity RealReturn Strategy Fund, ETF	4.9%
PIMCO Emerging Markets Bond Fund, ETF	4.5%
PIMCO Developing Local Markets Fund, ETF	3.0%
Goldman Sachs Commodity Strategy Fund, ETF	1.9%

AST Small-Cap Growth
Five Largest Holdings (% of Net Assets)
Thoratec Corp.	3.6%
American Medical Systems Holdings, Inc.	3.2%
Bally Technologies, Inc.	2.9%
Universal Electronics, Inc.	2.4%
Cash America International, Inc.	2.4%

AST Small Cap Value
Five Largest Holdings (% of Net Assets)
Portland General Electric Co.	1.0%
Signature Bank/New York	0.9%
Perot Systems Corp. (Class A Stock)	0.8%
Great Plains Energy, Inc.	0.8%
Lawson Software, Inc.	0.8%

AST T. Rowe Price Asset Allocation
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	2.0%
U.S. Treasury Notes 3.125%, 09/30/13	1.7%
U.S. Treasury Notes 2.25%, 05/31/14	1.5%
U.S. Treasury Notes 2.125%, 01/31/10	1.4%
Microsoft Corp.	1.3%

AST T. Rowe Price Large-Cap Growth
Five Largest Holdings (% of Net Assets)
Apple, Inc.	4.7%
Amazon.com, Inc.	4.0%
Juniper Networks, Inc.	3.7%
Danaher Corp.	3.4%
QUALCOMM, Inc.	3.3%

AST T. Rowe Price Natural Resources
Five Largest Holdings (% of Net Assets)
Schlumberger Ltd. (Netherlands)	3.8%
Cameron International Corp.	3.5%
Diamond Offshore Drilling, Inc.	3.4%
Canadian Natural Resources Ltd. (Canada)	3.2%
Exxon Mobil Corp.	2.7%

AST UBS Dynamic Alpha
Five Largest Holdings (% of Net Assets)
Vodafone Group PLC (United Kingdom)	1.7%
Apple, Inc.	1.5%
GlaxoSmithKline PLC (United Kingdom)	1.3%
BP PLC (United Kingdom)	1.2%
Allergan, Inc.	1.1%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2009

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
AST Academic Strategies Asset Allocation	Actual	$1,000.00	$1,070.80	1.52%	$7.80
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60
AST Advanced Strategies	Actual	$1,000.00	$1,070.00	1.08%	$5.54
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
AST Aggressive Asset Allocation	Actual	$1,000.00	$1,056.90	1.25%	$6.37
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
AST AllianceBerstein Core Value	Actual	$1,000.00	$997.70	0.98%	$4.85
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
AST AllianceBerstein Growth & Income	Actual	$1,000.00	$1,031.60	0.90%	$4.53
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST American Century Income & Growth	Actual	$1,000.00	$987.30	0.87%	$4.29
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
AST Balanced Asset Allocation	Actual	$1,000.00	$1,067.40	1.08%	$5.54
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
AST Capital Growth Asset Allocation	Actual	$1,000.00	$1,065.00	1.11%	$5.68
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST CLS Growth Asset Allocation	Actual	$1,000.00	$1,082.30	1.32%	$6.82
	Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
AST CLS Moderate Asset Allocation	Actual	$1,000.00	$1,083.60	1.20%	$6.20
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
AST Cohen & Steers Realty	Actual	$1,000.00	$889.60	0.97%	$4.54
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2009

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
AST DeAM Large-Cap Value	Actual	$1,000.00	$968.30	0.98%	$4.78
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
AST Federated Aggressive Growth	Actual	$1,000.00	$1,114.10	1.21%	$6.34
	Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06
AST First Trust Balanced Target	Actual	$1,000.00	$1,043.30	1.01%	$5.12
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST First Trust Capital Appreciation Target	Actual	$1,000.00	$1,083.20	1.01%	$5.22
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Focus Four Plus	Actual	$1,000.00	$975.30	1.25%	$6.12
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
AST Global Real Estate	Actual	$1,000.00	$1,053.00	1.30%	$6.62
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
AST Goldman Sachs Concentrated Growth	Actual	$1,000.00	$1,234.10	1.06%	$5.87
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
AST Goldman Sachs Mid-Cap Growth	Actual	$1,000.00	$1,224.90	1.22%	$6.73
	Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11
AST Goldman Sachs Small-Cap Value	Actual	$1,000.00	$1,000.40	1.23%	$6.10
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
AST Horizon Growth Asset Allocation	Actual	$1,000.00	$1,084.90	1.32%	$6.82
	Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
AST Horizon Moderate Asset Allocation	Actual	$1,000.00	$1,084.50	1.22%	$6.31
	Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11
AST International Growth	Actual	$1,000.00	$1,130.80	1.15%	$6.08
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
AST International Value	Actual	$1,000.00	$1,095.30	1.16%	$6.03
	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81
AST JPMorgan International Equity	Actual	$1,000.00	$1,095.20	1.01%	$5.25
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Large-Cap Value	Actual	$1,000.00	$982.60	0.84%	$4.13
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
AST Marsico Capital Growth	Actual	$1,000.00	$1,048.00	1.01%	$5.13
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST MFS Global Equity	Actual	$1,000.00	$1,051.80	1.45%	$7.38
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
AST MFS Growth	Actual	$1,000.00	$1,042.40	1.03%	$5.22
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
AST Mid-Cap Value	Actual	$1,000.00	$1,092.80	1.17%	$6.07
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
AST Money Market	Actual	$1,000.00	$1,002.10	0.55%	$2.73
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
AST Neuberger Berman Mid-Cap Growth	Actual	$1,000.00	$1,071.90	1.07%	$5.50
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
AST Neuberger Berman Small-Cap Growth	Actual	$1,000.00	$1,032.50	1.22%	$6.15
	Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2009

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
AST Neuberger Berman/LSV Mid-Cap Value	Actual	$1,000.00	$1,063.30	1.07%	$5.47
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
AST Niemann Capital Growth Asset Allocation	Actual	$1,000.00	$1,047.00	1.27%	$6.45
	Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36
AST Parametric Emerging Markets Equity	Actual	$1,000.00	$1,303.50	1.59%	$9.08
	Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95
AST Preservation Asset Allocation	Actual	$1,000.00	$1,073.40	1.02%	$5.24
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST QMA US Equity Alpha	Actual	$1,000.00	$1,012.70	1.93%	$9.63
	Hypothetical	$1,000.00	$1,015.22	1.93%	$9.64
AST Schroders Multi-Asset World Strategies	Actual	$1,000.00	$1,107.30	1.42%	$7.42
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
AST Small-Cap Growth	Actual	$1,000.00	$1,079.10	1.09%	$5.62
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46
AST Small-Cap Value	Actual	$1,000.00	$993.00	1.10%	$5.44
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
AST T. Rowe Price Asset Allocation	Actual	$1,000.00	$1,068.60	1.01%	$5.18
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST T. Rowe Price Large-Cap Growth	Actual	$1,000.00	$1,215.20	1.04%	$5.71
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST T. Rowe Price Natural Resources	Actual	$1,000.00	$1,178.00	1.08%	$5.83
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
AST UBS Dynamic Alpha	Actual	$1,000.00	$1,068.60	1.17%	$6.00
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2009, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 86.4%
AFFILIATED MUTUAL FUNDS(w) — 65.5%
AST AllianceBernstein Growth & Income Portfolio	2,082,884	$25,869,414
AST Cohen & Steers Realty Portfolio	38,165,537	124,037,995
AST DeAM Large-Cap Value Portfolio	10,669,650	67,965,668
AST Federated Aggressive Growth Portfolio	2,566,778	15,066,987
AST Global Real Estate Portfolio	26,080,254	140,050,962
AST High Yield Portfolio	28,705,811	166,206,648
AST International Growth Portfolio	26,610,852	224,595,593
AST International Value Portfolio	18,631,949	222,838,107
AST Large-Cap Value Portfolio	7,640,160	74,797,170
AST Marsico Capital Growth Portfolio	5,329,473	70,029,270
AST MFS Growth Portfolio	10,314,862	73,957,562
AST Mid-Cap Value Portfolio	5,615,551	42,846,654
AST Money Market Portfolio	125,797	125,797
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,189,542	43,728,615
AST Parametric Emerging Markets Equity Portfolio	28,630,452	182,662,283
AST PIMCO Total Return Bond Portfolio	28,183,912	309,177,514
AST QMA US Equity Alpha Portfolio	10,797,539	88,323,865
AST Small-Cap Growth Portfolio	1,188,906	14,361,984
AST Small-Cap Value Portfolio	2,994,982	25,337,551
AST T. Rowe Price Large-Cap Growth Portfolio*	4,628,170	39,200,599
AST T. Rowe Price Natural Resources Portfolio	1,038,167	15,427,158
AST Western Asset Core Plus Bond Portfolio	8,329,153	77,960,874

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,352,630,248)		2,044,568,270

COMMON STOCKS — 4.5%
Advertising
Harte-Hanks, Inc.	5,200	48,100

Aerospace & Defense
General Dynamics Corp.	2,900	160,631
L-3 Communications Holdings, Inc.	3,500	242,830
Northrop Grumman Corp.	5,400	246,672
Raytheon Co.	5,500	244,365
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	9,700	133,278

		1,027,776

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	22,400	1,168,160
Expeditors International of Washington, Inc.	43,200	1,440,288
UTi Worldwide, Inc. (British Virgin Islands)*	65,100	742,140

		3,350,588

Airlines
Alaska Air Group, Inc.*	2,800	51,128
Allegiant Travel Co.*	4,200	166,488
Hawaiian Holdings, Inc.*	43,400	261,268

		478,884

Auto Parts & Equipment
Advance Auto Parts, Inc.	600	24,894
Cooper Tire & Rubber Co.	6,800	67,456
Federal Mogul Corp.*	1,700	16,065
Johnson Controls, Inc.	2,000	43,440
Titan International, Inc.	6,300	47,061
TRW Automotive Holdings Corp.*	7,000	79,100

		278,016

Beverages
Coca-Cola Co. (The)	1,700	81,583
Coca-Cola Enterprises, Inc.	10,300	171,495
Peet’s Coffee & Tea, Inc.*	2,200	55,440

		308,518

Biotechnology
Biogen Idec, Inc.*	5,100	230,265
Celera Corp.*	32,600	248,738
Charles River Laboratories International, Inc.*	700	23,625
Cubist Pharmaceuticals, Inc.*	5,200	95,316
Enzon Pharmaceuticals, Inc.*	16,500	129,855
Immunomedics, Inc.*	4,500	11,430
Millipore Corp.*	1,500	105,315
Myriad Genetics, Inc.*	2,600	92,690

		937,234

Building Materials
AAON, Inc.	5,100	101,592

Chemicals — 0.1%
Ashland, Inc.	1,400	39,270
Celanese Corp. (Class A Stock)	11,300	268,375
CF Industries Holdings, Inc.	1,700	126,038
Eastman Chemical Co.	2,300	87,170
Ecolab, Inc.	2,600	101,374
Mosaic Co. (The)	3,800	168,340
NewMarket Corp.	2,800	188,524
Olin Corp.	4,000	47,560
OM Group, Inc.*	6,700	194,434
Symyx Technologies, Inc.*	6,700	39,195
Terra Industries, Inc.	2,800	67,816
Valspar Corp. (The)	800	18,024

		1,346,120

Clothing & Apparel
Carter’s, Inc.*	4,400	108,284
Coach, Inc.	9,600	258,048
Deckers Outdoor Corp.*	1,700	119,459
Hanesbrands, Inc.*	9,200	138,092
Maidenform Brands, Inc.*	2,000	22,940
Polo Ralph Lauren Corp.	1,200	64,248

		711,071

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Commercial Banks
Ameris Bancorp	1,900	$12,008
Bank of Hawaii Corp.	3,000	107,490
Central Pacific Financial Corp.	12,800	48,000
Community Bank System, Inc.	2,400	34,944
FNB Corp.	8,300	51,377
Harleysville National Corp.	5,300	24,910
Morgan Stanley	2,200	62,722
Pacific Capital Bancorp	2,600	5,564
Sun Bancorp, Inc.*	735	3,807
Susquehanna Bancshares, Inc.	2,500	12,225
Webster Financial Corp.	1,600	12,880
Wells Fargo & Co.	500	12,130
Wilmington Trust Corp.	1,300	17,758

		405,815

Commercial Services
Multi-Color Corp.	2,000	24,520

Commercial Services & Supplies — 0.4%
Accenture Ltd. (Class A Stock) (Bermuda)	7,100	237,566
AMN Healthcare Services, Inc.*	6,300	40,194
Apollo Group, Inc. (Class A Stock)*	3,900	277,368
Brink’s Home Security Holdings, Inc.*	2,900	82,099
Capella Education Co.*	1,400	83,930
Career Education Corp.*	3,100	77,159
CDI Corp.	3,000	33,450
Convergys Corp.*	14,700	136,416
Corporate Executive Board Co. (The)	2,500	51,900
Deluxe Corp.	14,800	189,588
EnergySolutions, Inc.	85,300	784,760
Equifax, Inc.	9,100	237,510
Gartner, Inc.*	1,800	27,468
Grand Canyon Education, Inc.*	7,100	119,138
H&E Equipment Services, Inc.*	3,300	30,855
H&R Block, Inc.	8,400	144,732
Hewitt Associates, Inc. (Class A Stock)*	500	14,890
IESI-BFC Ltd. (XNYS) (Canada)	110,200	1,283,830
IESI-BFC Ltd. (XTSE) (Canada)	144,900	1,669,312
Iron Mountain, Inc.*	8,500	244,375
ITT Educational Services, Inc.*	2,000	201,320
Kenexa Corp.*	1,900	21,983
Lincoln Educational Services Corp.*	7,800	163,254
M&F Worldwide Corp.*	2,800	56,000
Monster Worldwide, Inc.*	3,500	41,335
Pharmaceutical Product Development, Inc.	1,600	37,152
PHH Corp.*	5,800	105,444
Pre-Paid Legal Services, Inc.*	1,700	74,103
Rent-A-Center, Inc.*	10,000	178,300
Republic Services, Inc.	110,220	2,690,470
RR Donnelley & Sons Co.	15,100	175,462
Service Corp. International	4,500	24,660
Shanks Group PLC (United Kingdom)	570,923	643,837
StarTek, Inc.*	1,200	9,624
Steiner Leisure Ltd. (Bahamas)*	700	21,371
Strayer Education, Inc.	900	196,299
Tree.com., Inc.*	800	7,680
United Rentals, Inc.*	6,500	42,185
VistaPrint Ltd. (Bermuda)*	1,400	59,710
Waste Management, Inc.	35,900	1,010,944
Watson Wyatt Worldwide, Inc. (Class A Stock)	900	33,777
Weight Watchers International, Inc.	700	18,039

		11,579,489

Computer Services & Software — 0.1%
Adobe Systems, Inc.*	6,500	183,950
Agilysys, Inc.	5,200	24,336
American Reprographics Co.*	5,900	49,088
Computer Programs & Systems, Inc.	6,100	233,691
DivX, Inc.*	2,800	15,372
DST Systems, Inc.*	500	18,475
Fiserv, Inc.*	600	27,420
IHS, Inc. (Class A Stock)*	2,700	134,649
NetScout Systems, Inc.*	13,700	128,506
Novell, Inc.*	34,200	154,926
Parametric Technology Corp.*	5,500	64,295
Pegasystems, Inc.	5,600	147,728
Red Hat, Inc.*	12,100	243,573
Riverbed Technology, Inc.*	6,600	153,054
SPSS, Inc.*	5,400	180,198
Sykes Enterprises, Inc.*	4,900	88,641
Symantec Corp.*	12,700	197,612
SYNNEX Corp.*	4,000	99,960
Synopsys, Inc.*	9,000	175,590
Syntel, Inc.	7,800	245,232
THQ, Inc.*	9,500	68,020

		2,634,316

Computers & Peripherals
Apple, Inc.*	1,400	199,402
Dell, Inc.*	15,100	207,323
Hewlett-Packard Co.	1,100	42,515
International Business Machines Corp.	600	62,652
Lexmark International, Inc. (Class A Stock)*	1,500	23,775
NCI, Inc. (Class A Stock)*	2,900	88,218
NetApp, Inc.*	7,500	147,900
Radisys Corp.*	5,200	46,852
Synaptics, Inc.*	2,300	88,895
Western Digital Corp.*	4,200	111,300

		1,018,832

Consumer Products & Services
American Greetings Corp. (Class A Stock)	14,300	167,024
Blyth, Inc.	5,400	177,066
Colgate-Palmolive Co.	2,200	155,628
Jarden Corp.*	10,700	200,625

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Consumer Products & Services (cont’d.)
Kimberly-Clark Corp.	3,800	$199,234
La-Z-Boy, Inc.	26,000	122,720
Prestige Brands Holdings, Inc.*	1,600	9,840
Procter & Gamble Co.	2,500	127,750

		1,159,887

Containers & Packaging
AEP Industries, Inc.*	2,600	68,614
Ball Corp.	2,200	99,352
Bway Holding Co.*	4,000	70,120
Crown Holdings, Inc.*	2,800	67,592
Owens-Illinois, Inc.*	5,800	162,458
Pactiv Corp.*	11,400	247,380

		715,516

Distribution/Wholesale
Beacon Roofing Supply, Inc.*	10,000	144,600
Core-Mark Holding Co., Inc.*	3,900	101,634
FGX International Holdings Ltd. (Virgin Islands)*	2,400	27,312
Ingram Micro, Inc. (Class A Stock) (Class A Stock)*	15,100	264,250
WESCO International, Inc.*	8,100	202,824

		740,620

Diversified Financial Services
Ameriprise Financial, Inc.	3,900	94,653
Charles Schwab Corp. (The)	10,800	189,432
JPMorgan Chase & Co.	3,100	105,741
LaBranche & Co., Inc.*	15,900	68,370
MasterCard, Inc. (Class A Stock)	1,300	217,503
optionsXpress Holdings, Inc.	7,000	108,710
PNC Financial Services Group, Inc.	1,500	58,215
Visa, Inc. (Class A Stock)	3,300	205,458
World Acceptance Corp.*	7,000	139,370

		1,187,452

Diversified Telecommunication Services — 0.2%
Alaska Communications Systems Group, Inc.	139,300	1,019,676
BCE, Inc. (Canada)	35,000	723,100
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	79,520	1,576,882
Iliad SA (France)	14,761	1,435,493
Koninklijke KPN NV (Netherlands)	87,800	1,211,444

		5,966,595

Electric — 0.1%
Ameren Corp.	4,600	114,494
Calpine Corp.*	5,600	62,440
DTE Energy Co.	4,500	144,000
El Paso Electric Co.*	14,000	195,440
Hawaiian Electric Industries, Inc.	2,400	45,744
Integrys Energy Group, Inc.	5,100	152,949
Mirant Corp.*	13,700	215,638
Pepco Holdings, Inc.	1,100	14,784
Portland General Electric Co.	2,200	42,856
Public Service Enterprise Group, Inc.	3,400	110,942
TECO Energy, Inc.	4,000	47,720
UniSource Energy Corp.	7,300	193,742

		1,340,749

Electric Utilities — 0.5%
Allegheny Energy, Inc.	49,000	1,256,850
American Electric Power Co., Inc.	53,300	1,539,837
CEZ A/S (Czech Republic)	24,300	1,086,123
Cia Energetica de Minas Gerais, ADR (Brazil)	69,000	927,360
CPFL Energia SA (Brazil)	52,700	853,904
CPFL Energy SA, 144A (Brazil)	3,000	48,609
E.ON AG (Germany)	14,658	520,330
Edison International	32,400	1,019,304
Enersis SA, ADR (Chile)	116,400	2,149,908
Entergy Corp.	20,100	1,558,152
Great Plains Energy, Inc.	47,406	737,163
IBERDROLA SA (Spain)	99,195	808,897
PPL Corp.	55,900	1,842,464
Progress Energy, Inc.	28,200	1,066,806
Terna Rete Elettrica Nazionale SpA (Italy)	217,600	725,721

		16,141,428

Electrical Equipment — 0.1%
Areva SA (France)	1,527	894,273
Emerson Electric Co.	4,800	155,520
First Solar, Inc.*	5,900	956,508
Gamesa Corp. Tecnologica SA (Spain)	19,300	367,958
Yingli Green Energy Holding Co. Ltd., ADR (China)*	91,600	1,241,180

		3,615,439

Electronic Components & Equipment — 0.1%
American Science & Engineering, Inc.	2,800	193,536
Avnet, Inc.*	2,900	60,987
Belden, Inc.	2,800	46,760
Dionex Corp.*	400	24,412
Dolby Laboratories, Inc. (Class A Stock)*	7,000	260,960
DTS, Inc.*	4,300	116,401
LaBarge, Inc.*	2,800	25,956
Mettler-Toledo International, Inc.*	3,400	262,310
NVE Corp.*	5,700	277,020
PerkinElmer, Inc.	5,400	93,960
Rogers Corp.*	600	12,138
Tech Data Corp.*	8,000	261,680
Thomas & Betts Corp.*	7,200	207,792
Universal Electronics, Inc.*	2,100	42,357

		1,886,269

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Electronic Equipment & Instruments
Itron, Inc.*	9,300	$512,151

Energy – Alternate Sources
Headwaters, Inc.*	3,100	10,416

Energy Equipment & Services
Dawson Geophysical Co.*	1,800	53,730

Engineering/Construction — 0.2%
Bouygues SA (France)	18,210	688,668
Chicago Bridge & Iron Co. NV (Netherlands)	76,300	946,120
EMCOR Group, Inc.*	2,500	50,300
Fluor Corp.	15,100	774,479
Jacobs Engineering Group, Inc.*	5,100	214,659
KBR, Inc.	5,400	99,576
McDermott International, Inc. (Panama)*	2,400	48,744
Michael Baker Corp.*	1,400	59,304
URS Corp.*	1,000	49,520
Vinci SA (France)	32,581	1,470,194

		4,401,564

Entertainment & Leisure
Hasbro, Inc.	7,200	174,528
Polaris Industries, Inc.	700	22,484
WMS Industries, Inc.*	6,100	192,211

		389,223

Environmental Control
Nalco Holding Co.	13,400	225,656
Stericycle, Inc.*	4,400	226,732
Waste Services, Inc.*	13,500	69,930

		522,318

Farming & Agriculture
Bunge Ltd. (Bermuda)	300	18,075

Financial – Bank & Trust
Bank of America Corp.	9,800	129,360
Cardinal Financial Corp.	1,400	10,962
Goldman Sachs Group, Inc. (The)	800	117,952

		258,274

Financial Services
Western Union Co. (The)	10,000	164,000

Foods — 0.1%
Chiquita Brands International, Inc.*	6,300	64,638
ConAgra Foods, Inc.	12,000	228,720
Dean Foods Co.*	5,700	109,383
Del Monte Foods Co.	5,600	52,528
Diamond Foods, Inc.	1,400	39,060
General Mills, Inc.	1,500	84,030
Kroger Co. (The)	6,100	134,505
Lifeway Foods, Inc.*	1,100	14,190
Nash-Finch Co.	500	13,530
Safeway, Inc.	10,300	209,811
Sanderson Farms, Inc.	3,800	171,000
Sara Lee Corp.	13,800	134,688
Smart Balance, Inc.*	6,100	41,541
Smithfield Foods, Inc.*	3,900	54,483
Spartan Stores, Inc.	500	6,205
SUPERVALU, Inc.	12,300	159,285
Weis Markets, Inc.	2,100	70,392

		1,587,989

Gas Utilities — 0.1%
Enagas (Spain)	47,396	935,343
EQT Corp.	20,100	701,691
ONEOK, Inc.	36,100	1,064,589
Snam Rete Gas SpA (Italy)	195,840	860,283

		3,561,906

Healthcare Products — 0.1%
American Medical Systems Holdings, Inc.*	16,200	255,960
Bruker Corp.*	7,900	73,154
Cantel Medical Corp.*	8,400	136,332
Cooper Cos., Inc. (The)	6,200	153,326
CryoLife, Inc.*	6,000	33,240
Cyberonics, Inc.*	1,600	26,608
ev3, Inc.*	13,400	143,648
Gen-Probe, Inc.*	4,300	184,814
ICU Medical, Inc.*	1,700	69,955
Invacare Corp.	2,700	47,655
Masimo Corp.*	10,400	250,744
ResMed, Inc.*	6,100	248,453
STERIS Corp.	3,800	99,104
SurModics, Inc.*	6,100	138,043
Synovis Life Technologies, Inc.*	8,200	170,314
Techne Corp.	300	19,143

		2,050,493

Healthcare Providers & Services — 0.1%
AMERIGROUP Corp.*	3,800	102,030
CIGNA Corp.	1,500	36,135
Community Health Systems, Inc.*	1,900	47,975
Coventry Health Care, Inc.*	8,000	149,680
Health Net, Inc.*	6,200	96,410
HealthSouth Corp.*	1,000	14,440
Hill-Rom Holdings, Inc.	3,200	51,904
Humana, Inc.*	5,300	170,978
Kindred Healthcare, Inc.*	8,200	101,434
Laboratory Corp. of America Holdings*	2,100	142,359
Life Sciences Research, Inc.*	3,300	23,661
LifePoint Hospitals, Inc.*	500	13,125
Lincare Holdings, Inc.*	11,800	277,536
MedCath Corp.*	5,200	61,152
National Healthcare Corp.	700	26,558
Quest Diagnostics, Inc.	2,300	129,789
UnitedHealth Group, Inc.	2,700	67,446
WellPoint, Inc.*	1,000	50,890

		1,563,502

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure
Ameristar Casinos, Inc.	6,000	$114,180
BJ’s Restaurants, Inc.*	2,400	40,488
Brinker International, Inc.	2,600	44,278
California Pizza Kitchen, Inc.*	13,500	179,415
International Speedway Corp. (Class A Stock)	4,000	102,440
Jack in the Box, Inc.*	8,500	190,825
Panera Bread Co. (Class A Stock)* .	3,800	189,468
Royal Caribbean Cruises Ltd. (Liberia)	7,000	94,780
Texas Roadhouse, Inc. (Class A Stock)*	6,200	67,642

		1,023,516

Household Durables
Stanley Works (The)	700	23,688
Tempur-Pedic International, Inc.	9,100	118,937

		142,625

Household Products
Whirlpool Corp.	200	8,512

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)*	195,200	2,266,272
Constellation Energy Group, Inc.	83,500	2,219,430
Infigen Energy (Australia)	1,767,239	1,630,448
International Power PLC (United Kingdom)	155,447	610,568
MPX Energia SA (Brazil)	3,900	533,202
NRG Energy, Inc.*	54,300	1,409,628
Tractebel Energia SA (Brazil)	133,600	1,274,978

		9,944,526

Insurance — 0.1%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	3,500	142,905
Allstate Corp. (The)	3,300	80,520
American Equity Investment Life Holding Co.	8,100	45,198
American Financial Group, Inc.	5,100	110,058
American Physicians Capital, Inc.	2,300	90,068
Argo Group International Holdings Ltd. (Bermuda)*	4,100	115,702
Aspen Insurance Holdings Ltd. (Bermuda)	800	17,872
AXIS Capital Holdings Ltd. (Bermuda)	4,200	109,956
CNA Financial Corp.	5,500	85,085
Endurance Specialty Holdings Ltd. (Bermuda)	4,600	134,780
Hallmark Financial Services, Inc.*	1,900	13,585
Hartford Financial Services Group, Inc. (The)	2,900	34,423
Lincoln National Corp.	6,200	106,702
OneBeacon Insurance Group Ltd. (Bermuda)	800	9,352
PartnerRe Ltd. (Bermuda)	1,200	77,940
Platinum Underwriters Holdings Ltd. (Bermuda)	3,700	105,783
Protective Life Corp.	7,000	80,080
Reinsurance Group of America, Inc.	1,600	55,856
SeaBright Insurance Holdings, Inc.* .	5,400	54,702
StanCorp Financial Group, Inc.	3,700	106,116
Transatlantic Holdings, Inc.	2,700	116,991
Unum Group	1,200	19,032

		1,712,706

Internet Software & Services — 0.1%
EarthLink, Inc.*	16,400	121,524
Equinix, Inc.*	1,800	130,932
F5 Networks, Inc.*	7,000	242,130
i2 Technologies, Inc.*	4,100	51,455
j2 Global Communications, Inc.*	4,600	103,776
Keynote Systems, Inc.*	6,200	47,368
Online Resources Corp.*	1,700	10,608
Overstock.com, Inc.*	8,600	102,856
PC-Tel, Inc.*	9,000	48,150
RightNow Technologies, Inc.*	10,200	120,360
S1 Corp.*	14,500	100,050
TIBCO Software, Inc.*	800	5,736
ValueClick, Inc.*	11,300	118,876

		1,203,821

Investment Companies
Ares Capital Corp.	2,200	17,732
Fifth Street Finance Corp.	3,000	30,120
Hercules Technology Growth Capital, Inc.	5,276	44,107
Janus Capital Group, Inc.	5,800	66,120
Medallion Financial Corp.	6,000	45,900
Prospect Capital Corp.	2,500	23,000

		226,979

Machinery & Equipment
AGCO Corp.*	2,600	75,582
Bucyrus International, Inc.	3,200	91,392
Chart Industries, Inc.*	10,000	181,800
Columbus McKinnon Corp.*	3,700	46,805
Cummins, Inc.	2,300	80,983
EnPro Industries, Inc.*	1,600	28,816
Terex Corp.*	14,600	176,222

		681,600

Manufacturing
Actuant Corp. (Class A Stock)	12,900	157,380
Acuity Brands, Inc.	1,400	39,270
Colfax Corp.*	6,000	46,320
Crane Co.	1,900	42,389
General Electric Co.	21,400	250,808
ITT Corp.	1,100	48,950
Leggett & Platt, Inc.	15,200	231,496
SPX Corp.	1,300	63,661
Sturm Ruger & Co., Inc.	500	6,220
Trinity Industries, Inc.	19,300	262,866

		1,149,360

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Marine
Genco Shipping & Trading Ltd.	13,000	$282,360

Media
CBS Corp. (Class B Stock)	6,000	41,520
DIRECTV Group, Inc. (The)*	4,100	101,311
DISH Network Corp. (Class A Stock)*	13,700	222,077
Meredith Corp.	3,900	99,645

		464,553

Medical Supplies & Equipment
Becton, Dickinson and Co.	2,300	164,013

Metals & Mining
A.M. Castle & Co.	700	8,456
AK Steel Holding Corp.	2,900	55,651
Commercial Metals Co.	5,100	81,753
Compass Minerals International, Inc.	1,100	60,401
International Coal Group, Inc.*	36,600	104,676
James River Coal Co.*	2,100	31,773
Newmont Mining Corp.	3,000	122,610
Olympic Steel, Inc.	3,300	80,751
Peabody Energy Corp.	6,800	205,088
Southern Copper Corp.	6,000	122,640
Sun Hydraulics Corp.	2,300	37,191
United States Steel Corp.	1,900	67,906
USEC, Inc.*	10,700	56,924
Valmont Industries, Inc.	1,400	100,912

		1,136,732

Multi-Utilities — 0.3%
Centrica PLC (United Kingdom)	351,700	1,293,212
CMS Energy Corp.	74,200	896,336
GDF Suez (France)	19,300	722,444
Hera SpA (Italy)	420,741	1,024,422
NiSource, Inc.	84,500	985,270
RWE AG (Germany)	10,624	837,805
Sempra Energy	40,100	1,990,163
Xcel Energy, Inc.	38,400	706,944

		8,456,596

Networking Products
Acme Packet, Inc.*	13,600	137,632

Office Equipment & Supplies
Steelcase, Inc. (Class A Stock)	600	3,492
Xerox Corp.	18,300	118,584

		122,076

Oil, Gas & Consumable Fuels — 0.4%
Atmos Energy Corp.	1,500	37,560
ATP Oil & Gas Corp.*	2,700	18,792
Berry Petroleum Co. (Class A Stock)	11,900	221,221
Cal Dive International, Inc.*	12,200	105,286
CenterPoint Energy, Inc.	17,000	188,360
Cheniere Energy, Inc.*	194,600	572,124
Chevron Corp.	1,300	86,125
Cimarex Energy Co.	1,200	34,008
Complete Production Services, Inc.*	6,100	38,796
ConocoPhillips	400	16,824
CVR Energy, Inc.*	1,200	8,796
Delek US Holdings, Inc.	2,300	19,504
Diamond Offshore Drilling, Inc.	1,900	157,795
Dresser-Rand Group, Inc.*	8,700	227,070
Enbridge, Inc. (Canada)	26,900	934,237
Energen Corp.	4,400	175,560
Energy Transfer Equity LP	55,500	1,408,035
ENSCO International, Inc.	5,900	205,733
Forest Oil Corp.*	5,000	74,600
Global Industries Ltd.*	1,300	7,358
Helix Energy Solutions Group, Inc.*	8,200	89,134
Holly Corp.	2,700	48,546
Murphy Oil Corp.	2,600	141,232
Nabors Industries Ltd. (Bermuda)*	1,400	21,812
Noble Corp. (Switzerland)	6,500	196,625
Oceaneering International, Inc.*	500	22,600
Oil States International, Inc.*	6,600	159,786
Petroquest Energy, Inc.*	14,200	52,398
Pioneer Drilling Co.*	1,400	6,706
Plains All American Pipeline LP	18,900	804,195
Regency Energy Partners LP	65,000	946,400
Rosetta Resources, Inc.*	9,300	81,375
SEACOR Holdings, Inc.*	3,200	240,768
SemGroup Energy Partners LP*	112,600	698,120
Southwestern Energy Co.*	5,500	213,675
Sunoco, Inc.	7,600	176,320
Superior Energy Services, Inc.*	4,700	81,169
Swift Energy Co.*	8,500	141,525
UGI Corp.	4,700	119,803
Valero Energy Corp.	8,400	141,876
Western Refining, Inc.*	15,900	112,254
Willbros Group, Inc.*	14,600	182,646
Williams Cos., Inc.	62,300	972,503
Williams Partners LP	23,000	415,380
World Fuel Services Corp.	1,800	74,214

		10,678,846

Pharmaceuticals — 0.1%
Allergan, Inc.	3,100	147,498
Bristol-Myers Squibb Co.	5,600	113,736
Cephalon, Inc.*	2,900	164,285
Eli Lilly & Co.	3,700	128,168
Endo Pharmaceuticals Holdings, Inc.*	3,200	57,344
Express Scripts, Inc.*	3,800	261,250
Forest Laboratories, Inc.*	5,700	143,127
Isis Pharmaceuticals, Inc.*	16,200	267,300
Mead Johnson Nutrition Co. (Class A Stock)	1,700	54,009
Medco Health Solutions, Inc.*	1,900	86,659
Medicines Co. (The)*	13,700	114,943
Mylan, Inc.*	17,700	230,985
Myriad Pharmaceuticals, Inc.*	650	3,022
PharMerica Corp.*	1,000	19,630

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International*	300	$7,716
Warner Chilcott Ltd. (Class A Stock) (Bermuda)*	16,000	210,400

		2,010,072

Pipelines
Spectra Energy Corp.	3,900	65,988

Real Estate Investment Trusts — 0.1%
Annaly Capital Management, Inc.	9,200	139,288
Apartment Investment & Management Co. (Class A Stock)	9,105	80,579
Boston Properties, Inc.	21,200	1,011,240
Brandywine Realty Trust	6,600	49,170
Colonial Properties Trust	5,000	37,000
Duke Realty Corp.	3,800	33,326
First Potomac Realty Trust	6,600	64,350
Hospitality Properties Trust	7,900	93,931
Host Hotels & Resorts, Inc.	8,900	74,671
HRPT Properties Trust	8,300	33,698
Kilroy Realty Corp.	900	18,486
LaSalle Hotel Properties	7,500	92,550
Mack-Cali Realty Corp.	4,100	93,480
Parkway Properties, Inc.	7,500	97,500
ProLogis	11,400	91,884
Ramco-Gershenson Properties Trust	3,200	32,032
SL Green Realty Corp.	4,600	105,524
Weingarten Realty Investors	6,900	100,119
Winthrop Realty Trust	3,300	29,469

		2,278,297

Retail & Merchandising — 0.1%
99 Cents Only Stores*	5,900	80,122
Aeropostale, Inc.*	6,500	222,755
American Eagle Outfitters, Inc.	12,100	171,457
AnnTaylor Stores Corp.*	4,500	35,910
Big Lots, Inc.*	8,100	170,343
Cabela’s, Inc. (Class A Stock)*	5,900	72,570
Charming Shoppes, Inc.*	4,600	17,112
Chico’s FAS, Inc.*	25,500	248,115
Darden Restaurants, Inc.	300	9,894
Dollar Tree, Inc.*	900	37,890
First Cash Financial Services, Inc.*	1,900	33,288
Foot Locker, Inc.	3,100	32,457
GameStop Corp. (Class A Stock)*	6,400	140,864
Genesco, Inc.*	2,700	50,679
Guess?, Inc.	3,800	97,964
Gymboree Corp.*	5,500	195,140
Kohl’s Corp.*	1,400	59,850
O’Charleys, Inc.	1,600	14,800
Pantry, Inc. (The)*	8,400	139,440
PetMed Express, Inc.*	13,000	195,390
PetSmart, Inc.	6,900	148,074
Phillips-Van Heusen Corp.	7,500	215,175
Ross Stores, Inc.	5,800	223,880
Target Corp.	2,900	114,463
TJX Cos., Inc.	4,000	125,840
Tractor Supply Co.*	5,500	227,260
Wal-Mart Stores, Inc.	3,000	145,320

		3,226,052

Road & Rail — 0.1%
Burlington Northern Santa Fe Corp.	6,200	455,948
Union Pacific Corp.	31,100	1,619,066

		2,075,014

Savings & Loan
Astoria Financial Corp.	20,100	172,458
First Financial Holdings, Inc.	2,400	22,560
TFS Financial Corp.	4,100	43,542
Washington Federal, Inc.	2,700	35,100

		273,660

Semiconductors — 0.1%
Altera Corp.	6,200	100,936
Analog Devices, Inc.	9,600	237,888
Broadcom Corp. (Class A Stock)*	6,000	148,740
Ceva, Inc.*	2,600	22,568
Cree, Inc.*	8,400	246,876
Intel Corp.	1,400	23,170
Intersil Corp. (Class A Stock)	14,700	184,779
Marvell Technology Group Ltd. (Bermuda)*	13,000	151,320
Micrel, Inc.	29,000	212,280
Microchip Technology, Inc.	5,800	130,790
National Semiconductor Corp.	17,000	213,350
ON Semiconductor Corp.*	28,400	194,824
Semtech Corp.*	15,000	238,650
Silicon Laboratories, Inc.*	5,000	189,700
Skyworks Solutions, Inc.*	7,500	73,350
Texas Instruments, Inc.	900	19,170
Volterra Semiconductor Corp.*	6,100	80,154
Xilinx, Inc.	10,800	220,968

		2,689,513

Software
Acxiom Corp.	11,900	105,077
BMC Software, Inc.*	1,200	40,548
Interactive Intelligence, Inc.*	4,200	51,492
Lawson Software, Inc.*	4,000	22,320
McAfee, Inc.*	2,300	97,037
Microsoft Corp.	4,000	95,080
MicroStrategy, Inc. (Class A Stock)*	2,100	105,462

		517,016

Specialty Retail
Buckle, Inc. (The)	5,800	184,266
Charlotte Russe Holding, Inc.*	16,000	206,080
Jos. A. Bank Clothiers, Inc.*	2,200	75,812
Limited Brands, Inc.	6,400	76,608
Monro Muffler Brake, Inc.	5,000	128,550

		671,316

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Telecommunications — 0.1%
Applied Signal Technology, Inc.	10,300	$262,753
AT&T, Inc.	700	17,388
CenturyTel, Inc.	1,200	36,840
Cisco Systems, Inc.*	1,300	24,232
CPI International, Inc.*	1,600	13,904
Harris Corp.	5,300	150,308
Harris Stratex Networks, Inc. (Class A Stock)*	1,316	8,528
IPCS, Inc.*	6,000	89,760
Juniper Networks, Inc.*	2,400	56,640
MetroPCS Communications, Inc.*	1,100	14,641
Novatel Wireless, Inc.*	7,400	66,748
NTELOS Holdings Corp.	2,400	44,208
QUALCOMM, Inc.	3,900	176,280
RF Micro Devices, Inc.*	24,700	92,872
ShoreTel, Inc.*	1,000	8,000
United States Cellular Corp.*	1,800	69,210
USA Mobility, Inc.	6,400	81,664
Verizon Communications, Inc.	6,200	190,526
Windstream Corp.	23,200	193,952

		1,598,454

Tobacco
Reynolds American, Inc.	6,200	239,444

Trading Companies & Distributors
Aircastle Ltd.	27,638	203,139

Transportation
CSX Corp.	500	17,315
Dynamex, Inc.*	6,100	93,879
International Shipholding Corp.	700	18,872
Norfolk Southern Corp.	3,300	124,311
Ryder System, Inc.	2,200	61,424
Tidewater, Inc.	4,500	192,915

		508,716

Transportation Infrastructure — 0.2%
Aegean Marine Petroleum Network, Inc. (Marshall Island)	76,300	1,152,130
Atlantia SpA (Italy)	73,812	1,495,041
Brisa Auto-Estradas de Portugal SA (Portugal)	112,649	809,774
Cia de Concessoes Rodoviarias (Brazil)	75,100	1,186,193
Groupe Eurotunnel SA (France)	165,500	941,048
Hamburger Hafen und Logistik AG (Germany)	26,811	1,035,880

		6,620,066

Water
American Water Works Co., Inc.	12,700	242,697
Middlesex Water Co.	2,800	40,460

		283,157

Water Utilities
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	72,100	934,228

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	68,900	1,654,978
Leap Wireless International, Inc.*	24,500	806,785
NII Holdings, Inc.*	49,500	943,965
SBA Communications Corp. (Class A Stock)*	54,800	1,344,792
Vivo Participacoes SA, ADR (Brazil)	30,100	570,094

		5,320,614

TOTAL COMMON STOCKS (cost $166,180,850)		139,149,666

EXCHANGE TRADED FUNDS — 4.2%
Energy Select Sector SPDR Fund	86,400	4,153,248
iShares Barclays Aggregate Bond Fund	141,200	14,423,580
iShares Barclays Intermediate Credit Bond Fund	45,800	4,579,542
iShares Barclays TIPS Bond Fund	59,800	6,077,474
iShares FTSE/Xinhua China 25 Index Fund	107,100	4,109,427
Ishares IBoxx $ High Yield Corporate Bond Fund	96,400	7,684,044
Ishares IBoxx $ Investment Grade Corporate Bond Fund	210,400	21,098,912
iShares MSCI Brazil Index Fund	81,900	4,338,243
iShares MSCI Canada Index Fund	198,900	4,260,438
iShares MSCI EAFE Index Fund	350,700	16,065,567
iShares MSCI Emerging Markets Index Fund	136,400	4,396,172
iShares S&P Global 100 Index Fund	222,321	10,962,649
iShares S&P GSCI Commodity Indexed Trust*	195,400	5,871,770
iShares S&P National Municipal Bond Fund	73,400	7,312,842
PowerShares DB Commodity Index Tracking Fund*	382,000	8,640,840
SPDR Dow Jones Wilshire REIT	65,500	2,223,070
SPDR Gold Trust*	48,800	4,449,584

TOTAL EXCHANGE TRADED FUNDS (cost $130,090,165)		130,647,402

MUTUAL FUNDS — 1.5%
Alpha Hedged Strategies Fund	548,105	5,283,733
Calamos Market Neutral Income Fund	594,125	6,345,251
Eaton Vance Floating-Rate Fund	262,812	2,049,934
Forum Funds – Absolute Strategies Fund	665,771	6,444,666
Franklin Floating Rate Daily Access Fund	245,098	2,036,765
Gateway Fund	245,646	5,814,438
Hussman Strategic Growth Fund	328,171	4,262,946
Ivy Asset Strategy Fund	284,783	5,504,856
Mainstay Floating Rate Fund	239,808	2,035,971
Merger Fund (The)	464,938	6,974,069

TOTAL MUTUAL FUNDS (cost $53,147,557)		46,752,629

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

			Shares	Value (Note 2)
PREFERRED STOCKS
Diversified Financial Services
SLM Corp., 1.961%, CVT			900	$11,295

Electric Utilities
GXP Energy, Inc., 12.00%, CVT*			7,800	448,500

TOTAL PREFERRED STOCKS (cost $400,125)				459,795

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES
Ford Auto Securitization Trust, (Canada)(g)
Series 2009-R1A, Class A1, 144A
3.396%	11/15/11	AAA(d)	CAD 400	343,689
Series 2009-R1A, Class A2, 144A
4.817%	10/15/12	AAA(d)	CAD 200	171,803
Ford Credit Auto Owner Trust,
Series 2006-C, Class A3
5.16%	11/15/10	Aaa	$ 299	300,978
Series 2008-C, Class A3
1.739%(c)	06/15/12	Aaa	300	300,961

TOTAL ASSET-BACKED SECURITIES (cost $1,094,946)				1,117,431

COLLATERALIZED MORTGAGE
OBLIGATIONS — 0.2%
American Home Mortgage Assets,
Series 2006-1, Class 2A1
0.504%(c)	05/25/46	Ba2	268	98,721
Series 2006-4, Class 1A12
0.524%(c)	10/25/46	Caa3	370	119,941
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66%(c)	09/25/45	A1	47	28,467
Banc of America Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.658%(c)	06/10/49	Aaa	100	70,765
Series 2007-4, Class A4
5.745%(c)	02/10/51	AAA(d)	100	80,667
Banc of America Funding Corp.,
Series 2006-I, Class 4A1
5.967%(c)	10/20/46	NR	489	250,920
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.655%(c)	10/25/33	Aaa	249	218,961
Series 2004-10, Class 13A1
4.991%(c)	01/25/35	A1	47	34,628
Series 2005-5, Class A1
4.62%(c)	08/25/35	Aaa	287	250,646
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
5.994%(c)	09/25/37	AAA(d)	424	229,361
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	Aaa	100	72,906
Countrywide Alternative Loan Trust,
Series 2005-59, Class 1A1
0.644%(c)	11/20/35	B2	31	14,133
Series 2005-62, Class 2A1
2.34%(c)	12/25/35	B3	10	4,538
Series 2006-OA9, Class 2A1A
0.525%(c)	07/20/46	Caa3	332	127,751
Series 2006-OA11, Class A1B
0.504%(c)	09/25/46	Caa2	21	8,046
Series 2006-OA17, Class 1A1A
0.51%(c)	12/20/46	Caa1	373	149,439
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.669%(c)	11/15/31	Aaa	313	250,100
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
4.53%(c)	03/25/33	Aaa	245	223,029
Series 2006-AR1, Class 2A1
5.176%(c)	01/25/36	BBB(d)	17	11,465
Harborview Mortgage Loan Trust,
Series 2006-5, Class 2A1A
0.493%(c)	07/19/46	Caa1	17	7,125
Indymac Index Mortgage Loan Trust,
Series 2006-AR6, Class 2A1A
0.514%(c)	06/25/47	Caa2	15	6,131
Series 2006-AR12, Class A1
0.504%(c)	09/25/46	B3	16	6,252
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa	100	76,659
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	Aaa	100	74,701
Series 2007-LDPX, Class A3
5.42%	01/15/49	Aaa	400	294,436
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.43%	02/15/40	AAA(d)	56	40,476
Master Adjustable Rate Mortgages Trust,
Series 2006-OA1, Class 1A1
0.524%(c)	04/25/46	Ba1	11	4,495
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.615%(c)	10/20/29	AAA(d)	66	62,336
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	Aaa	500	332,504
Series 2007-8, Class A3
5.957%(c)	08/12/49	AAA(d)	400	276,238

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†			Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS
(Continued)
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.986%	07/09/21	AAA	(d)		$400	$360,351
Merrill Lynch Mortgage-Backed Securities Trust,
Series 2007-1, Class 2A1
5.846%(c)	04/25/37	CCC	(d)		18	10,460
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
4.668%(c)	02/25/33	Aaa			150	127,523
Morgan Stanley Capital I,
Series 2007-IQ16, Class A4
5.809%	12/12/49	A+	(d)		100	76,198
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.50%	03/25/32	Aaa			51	51,150
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.665%(c)	07/20/33	Aaa			323	258,752
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR5, Class 4A1
0.534%(c)	05/25/46	B3			16	6,257
Series 2006-AR6, Class 2A1
0.504%(c)	07/25/46	B3			379	158,149
Superannuation Members Home Loans Global Fund,
Series 6, Class A (Australia)
1.116%(c)	11/09/35	Aaa			1,032	923,428
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
4.531%(c)	10/25/43	AAA	(d)		193	162,120
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A5
5.416%(c)	01/15/45	Aaa			400	314,528
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.909%(c)	06/25/33	Aaa			142	110,712
Series 2003-AR9, Class 1A5
4.542%(c)	09/25/33	Aaa			22	22,278
Series 2003-AR9, Class 1A6
4.542%(c)	09/25/33	Aaa			300	254,402
Series 2006-AR10, Class 1A1
5.929%(c)	09/25/36	CCC	(d)		15	9,733
Series 2006-AR17, Class 1A
2.16%(c)	12/25/46	Caa1			17	5,796
Series 2007-HY1, Class 4A1
5.394%(c)	02/25/37	CCC	(d)		393	232,919
Series 2007-HY2, Class 1A1
5.581%(c)	12/25/36	CCC	(d)		20	12,306
Series 2007-OA1, Class A1A
2.04%(c)	02/25/47	Caa1			384	130,595
Series 2007-OA2, Class 1A
2.04%(c)	03/25/47	B3			23	7,642
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR10, Class 5A6
5.594%(c)	07/25/36	CCC	(d)		18	12,144

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $6,902,565)						6,673,280

CORPORATE BONDS — 2.1%
Building Materials
C8 Capital SPV Ltd.,
Notes (Mexico)
6.64%(c)	12/29/49	CCC	(d)		750	397,500

Commercial Banks — 0.4%
ANZ National International Ltd.,
Bank Gtd. Notes, 144A (New Zealand)
6.20%	07/19/13	Aa2			700	721,120
Banque Centrale de Tunisie,
Unsub. Notes (Tunisia)
7.375%	04/25/12	Baa2			1,250	1,343,125
Compagnie de Financement Foncier,
Covered, MTN (France)
0.60%	03/23/10	Aaa		JPY	21,000	215,694
Depfa ACS Bank,
Covered, MTN (Ireland)
1.65%	12/20/16	Aa2		JPY	160,000	1,096,284
European Investment Bank,
Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa		EUR	1,300	1,932,376
Fortis Bank Nederland Holding NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	Aaa		EUR	200	280,714
Kreditanstalt Fuer Wiederaufbau, (Germany)
Foreign Gov’t. Gtd. Bonds
3.875%	01/21/19	Aaa		EUR	200	276,682
5.25%	07/04/12	Aaa		EUR	800	1,210,346
Foreign Gov’t. Gtd. Bonds, MTN
4.375%	07/04/18	Aaa		EUR	900	1,300,564
RSHB Capital SA for OJSC Russian Agricultural Bank,
Sr. Sec’d. Notes (Luxembourg)
7.175%	05/16/13	Baa1			2,000	1,915,000
VTB Capital SA,
Sr. Sec’d. Notes (Luxembourg)
6.609%	10/31/12	Baa1			2,000	1,886,500

						12,178,405

Commercial Services & Supplies
Board of Trustees of The Leland Stanford Junior University (The),
Bonds
4.75%	05/01/19	Aaa			300	301,783

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Computers & Peripherals
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.25%	05/27/11	A2		$600	$601,828

Diversified Financial Services — 0.2%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.708%(c)	05/27/10	A2		800	790,073
JPMorgan Chase & Co.,
FDIC Gtd. Notes
0.859%(c)	06/15/12	Aaa		100	101,121
Jr. Sub. Notes
7.90%(c)	04/29/49	A2		800	700,080
Leaseplan Corp. NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.25%	05/22/14	Aaa	EUR	200	279,011
Macquarie Bank Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)(g)
4.10%	12/17/13	Aaa		800	795,232
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
1.484%(c)	02/21/12	A2	GBP	100	141,760
1.57%(c)	05/30/14	A2	EUR	500	560,124
Sr. Unsub. Notes, MTN
1.534%(c)	02/08/10	A2	EUR	500	677,889
Morgan Stanley,
Sr. Unsec’d. Notes
1.611%(c)	10/15/15	A2		1,100	942,636
Sr. Unsec’d. Notes, MTN
3.006%(c)	05/14/10	A2		700	697,958
SLM Corp.,
Sr. Unsec’d. Notes, MTN
4.50%	07/26/10	Ba1		100	94,500
TransCapitalInvest Ltd. for OJSC AK Transneft,
Sec’d. Notes (Ireland)
6.103%	06/27/12	Baa1		1,600	1,512,464

					7,292,848

Electric — 0.1%
Majapahit Holding BV,
Gtd. Notes (Netherlands)
7.25%	10/17/11	Ba3		900	891,094
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
1.598%(c)	06/10/10	A3		500	502,469

					1,393,563

Electric Utilities
Enersis SA,
Sr. Unsec’d. Notes (Chile)
7.375%	01/15/14	Baa3		1,100	1,196,602

Financial – Bank & Trust — 0.6%
Bank of America NA,
Sr. Unsec’d. Notes
1.538%(c)	05/12/10	Aa3		270	267,522
Barclays Bank PLC,
Sub. Notes, 144A
(United Kingdom)(g)
10.179%	06/12/21	Baa1		480	495,955
BNP Paribas,
Sub. Notes, MTN (France)
7.781%(c)	06/29/49	Aa3	EUR	100	106,617
Citigroup, Inc.,
Jr. Sub. Notes
8.40%(c)	04/29/49	Ca		600	450,042
Sr. Unsec’d. Notes
0.944%(c)	05/18/11	A3		300	283,604
6.50%	08/19/13	A3		1,000	971,378
Sr. Unsec’d. Notes, MTN
1.527%(c)	02/09/16	A3	EUR	200	205,382
Commonwealth Bank of Australia,
Gov’t. Liquid Gtd. Notes, 144A
(Australia)
1.03%(c)	12/10/12	Aaa		500	500,050
Dexia Credit Local,
Gov’t. Liquid Gtd. Notes, 144A
(France)
1.262%(c)	09/23/11	Aa1		500	500,018
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.734%(c)	01/30/17	A1	EUR	500	568,927
HBOS Euro Finance LP,
Bank Gtd. Notes (United Kingdom)
7.627%(c)	12/29/49	B3	EUR	300	168,343
HSBC France,
Sr. Unsec’d. Notes, MTN (France)
5.75%	06/19/13	Aa3	EUR	400	600,255
ING Bank NV,
Gov’t. Gtd. Notes (Australia)
3.905%	06/24/14	AAA(d)	AUD	1,200	961,791
Gov’t. Liquid Gtd. Notes, 144A
(Netherlands)
3.90%	03/19/14	Aaa		1,100	1,119,838
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	700	534,991
Lloyds Banking Group PLC,
Jr. Sub. Notes, 144A
(United Kingdom)
6.413%(c)	09/29/49	B3		300	108,000
Lloyds TSB Bank PLC,
Sr. Sub. Notes, MTN (United Kingdom)
5.625%(c)	03/05/18	Baa1	EUR	200	250,012

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
National Australia Bank Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
4.25%	03/26/12	Aaa	AUD	400	$315,902
Nordea Bank AB,
Sub. Notes, MTN (Sweden)
1.46%(c)	03/08/16	Aa2	EUR	600	683,602
Rabobank Nederland NV,
Sub. Notes, 144A (Netherlands)
11.00%(c)	12/29/49	Aa2		$600	667,500
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes, 144A
(United Kingdom)
6.99%(c)	10/29/49	Ba3		800	392,000
Royal Bank of Scotland PLC,
Gov’t. Liquid Gtd. Notes, MTN
(Australia)
4.375%	03/27/12	Aaa	AUD	400	314,093
SNS Bank NV,
Gov’t. Liquid Gtd. Notes, MTN
(Netherlands)
3.50%	03/10/14	Aaa	EUR	300	425,487
Societe Financement de l’Economie Francaise,
Gov’t. Liquid Gtd. Notes, 144A
(France)
2.25%	06/11/12	Aaa		1,000	999,262
3.375%	05/05/14	Aaa		400	401,711
Societe Generale,
Jr. Sub. Notes (France)
7.756%(c)	05/29/49	A1	EUR	700	667,761
Suncorp-Metway Ltd., (Australia)
Gov’t. Liquid Gtd. Notes,
144A
2.631%(c)	07/16/12	Aaa		300	299,173
Gov’t. Liquid Gtd. Notes, MTN
4.00%	01/16/14	Aaa	GBP	500	827,254
Westpac Banking Corp.,
Gov’t. Liquid Gtd. Notes, MTN
(Australia)
4.00%	03/19/12	Aaa	AUD	2,000	1,570,533
Westpac Securities NZ Ltd.,
Gov’t. Liquid Gtd. Notes, 144A
(United Kingdom)
2.50%	05/25/12	Aaa		1,600	1,588,512

					17,245,515

Financial Services — 0.2%
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.25%	02/01/18	Aa3		100	105,399
Citigroup Funding, Inc.,
Gtd. Notes, MTN
2.036%(c)	05/07/10	A3		250	244,838
Countrywide Financial Corp.,
Gtd. Notes, MTN
1.426%(c)	05/07/12	A2		1,300	1,182,289
General Electric Capital Corp.,
FDIC Gtd. Notes
0.838%(c)	06/01/12	Aaa		3,500	3,522,662
Sr. Unsec’d. Notes, MTN
1.158%(c)	11/01/12	Aa2		400	360,852
1.396%(c)	05/05/26	Aa2		100	65,952
Tnk-Bp Finance SA,
Gtd. Notes (Luxembourg)
6.625%	03/20/17	Baa2		700	553,000

					6,034,992

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Debs., 144A
8.175%	05/15/68	Ba2		1,100	313,826
Jr. Sub. Notes
5.75%(c)	03/15/67	Ba2	GBP	400	125,035
8.00%(c)	05/22/68	Ba2	EUR	200	58,920
8.625%(c)(g)	05/22/68	Ba2	GBP	1,100	407,186
Sr. Unsec’d. Notes
4.25%	05/15/13	A3		800	463,407
Sr. Unsec’d. Notes, 144A
8.25%	08/15/18	A3		2,200	1,294,715
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	A3		100	52,905
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.55%(c)	06/10/11	Aa2		1,300	1,297,671

					4,013,665

Media — 0.1%
Time Warner, Inc.,
Gtd. Notes
1.15%(c)	11/13/09	Baa2		1,300	1,296,898

Metals & Mining
Coldelco, Inc.,
Notes, 144A (Chile)
7.50%	01/15/19	A1		300	347,131

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†			Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels — 0.2%
Gaz Capital SA,
Gtd. Notes (Luxembourg)
8.146%	04/11/18	Baa1			$4,000	$3,670,000
Intergas Finance BV,
Gtd. Notes (Netherlands)
6.875%	11/04/11	Baa2			105	94,500
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1			400	368,000
6.625%	06/15/35	Baa1			500	452,216
Petroleos Mexicanos, (Mexico)
Notes
8.00%	05/03/19	Baa1			900	976,500
Notes, 144A
8.00%	05/03/19	Baa1			800	868,000
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Baa1			79	76,398
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds (Qatar)(g)
5.298%	09/30/20	Aa2			600	550,920
Tengizchevroil Finance Co. SARL,
Sr. Sec’d. Notes (Kazakhstan)(g)
6.124%	11/15/14	Baa3			472	424,391

						7,480,925

Telecommunications — 0.1%
Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes, 144A
3.316%(c)	05/20/11	A2			1,300	1,337,930
3.353%(c)	05/20/11	A2			500	514,589

						1,852,519

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
9.70%	11/10/18	Baa1			2,100	2,407,536

TOTAL CORPORATE BONDS (cost $64,670,347)						64,041,710

CONVERTIBLE BOND
Wireless Telecommunication Services
NII Holdings, Inc.,
Sr. Unsec’d. Notes
(cost $843,882)
3.125%	06/15/12	NR			1,486	1,142,363

MUNICIPAL BOND
Florida
Florida State Board of Education,
Series B, General Obligation Bonds
(cost $301,650)
5.00%	06/01/31	Aa1			300	300,450

FOREIGN GOVERNMENT BONDS — 1.7%
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes (Brazil)
6.369%	06/16/18	Baa3			2,000	1,965,000
Bundesrepublik Deutschland,
Bonds (Germany)
3.75%	01/04/15	Aaa		EUR	200	295,327
4.00%	01/04/18	Aaa		EUR	2,000	2,960,790
4.75%	07/04/34	Aaa		EUR	3,400	5,079,371
5.50%	01/04/31	Aaa		EUR	300	488,043
Development Bank of Japan,
Foreign Gov’t. Gtd. Bonds
(Japan)
1.05%	06/20/23	Aaa		JPY	241,000	2,188,978
Emirate of Abu Dhabi,
Notes, 144A
(United Arab Emirates)
6.75%	04/08/19	Aa2			200	206,592
France Government Bond,
Bonds (France)
3.75%	04/25/21	Aaa		EUR	500	686,980
4.25%	04/25/19	Aaa		EUR	1,400	2,045,627
4.75%	10/25/12	Aaa		EUR	200	303,638
4.75%	04/25/35	Aaa		EUR	100	148,110
French Treasury Note BTAN,
Notes (France)
2.50%	01/12/14	AAA	(d)	EUR	100	139,590
Mexican Bonos,
Bonds (Mexico)
7.50%	06/03/27	Baa1		MXN	10,000	679,445
Netherlands Government,
Bonds (Netherlands)
2.50%	01/15/12	Aaa		EUR	300	427,823
3.25%	07/15/15	Aaa		EUR	200	282,900
4.00%	07/15/19	Aaa		EUR	1,500	2,137,978
5.00%	07/15/11	Aaa		EUR	860	1,290,151
5.50%	07/15/10	Aaa		EUR	280	411,219
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Notes (Australia)
7.00%	12/01/10	Aaa		AUD	1,030	865,561
Penerbangan Malaysia Berhad,
Foreign Gov’t. Gtd. Bonds (Malaysia)
5.625%	03/15/16	A3			500	500,852
Province of Ontario Canada,
Debs. (Canada)
6.50%	03/08/29	Aa1		CAD	700	714,311

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†			Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (Continued)
Province of Quebec,
Debs. (Canada)
5.75%	12/01/36		Aa2		CAD	1,000	$957,400
Republic of Panama,
Sr. Unsec’d. Notes (Panama)
9.375%	04/01/29		Ba1			$1,600	2,002,528
Republic of Brazil, (Brazil)
Sr. Notes
5.875%	01/15/19		Ba1			1,600	1,614,400
Unsub. Notes
7.125%	01/20/37		Ba1			2,900	3,161,319
Republic of Colombia, (Colombia)
Sr. Notes
7.375%	03/18/19		Ba1			1,600	1,708,000
Unsec’d. Notes
7.375%	09/18/37		Ba1			600	612,000
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17		BB-	(d)		800	704,000
Republic of Guatemala,
Sr. Unsec’d. Notes (Guatemala)
9.25%	08/01/13		Ba2			500	546,250
Republic of Indonesia,
Sr. Unsec’d. Notes (Indonesia)
6.875%	01/17/18		Ba3			1,400	1,333,500
7.75%	01/17/38		Ba3			600	546,000
8.50%	10/12/35		Ba3			100	101,625
11.625%	03/04/19		Ba3			800	1,012,778
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
8.375%	05/03/16		Ba1			1,000	1,162,250
Republic of Philippines,
Sr. Unsec’d. Notes (Philippines)
6.375%	01/15/32		B1			1,200	1,086,000
8.25%	01/15/14		B1			700	775,250
8.375%	06/17/19		B1			2,160	2,484,000
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
6.50%	06/02/14		A3			1,500	1,569,450
Republic of Uruguay,
Unsec’d. Notes (Uruguay)
8.00%	11/18/22		Ba3			1,000	1,066,500
Russian Federation,
Sr. Unsec’d. Notes (Russia)
7.50%	03/31/30		Baa1			2,400	2,362,800
Russian Foreign Bond – Eurobond,
Unsub. Notes, 144A (Russia)
7.50%	03/31/30		Baa1			595	585,528
Swedish Housing Finance Corp.,
Gov’t. Liquid Gtd. Notes, 144A
(Switzerland)
3.125%	03/23/12		Aaa			300	298,180
United Kingdom Gilt,
Bonds (United Kingdom)
4.00%	03/07/22		AAA	(d)	GBP	200	329,339
4.75%	12/07/38		Aaa		GBP	560	973,502
United Mexican States, (Mexico)
Notes, MTN
5.95%	03/19/19		Baa1			200	202,000
Sr. Unsec’d. Notes, MTN
6.75%	09/27/34		Baa1			2,000	2,017,400

TOTAL FOREIGN GOVERNMENT BONDS (cost $52,281,839)							53,030,285

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Banks,
Bonds
1.625%	07/27/11					100	100,550
Federal Home Loan Mortgage Corp.,
Notes
0.888%(c)	02/01/11					100	99,812
0.926%(c)	05/04/11					2,200	2,204,462
0.937%(c)	08/05/11					3,100	3,099,194
4.25%	07/15/09					14,000	14,021,798
Federal National Mortgage Assoc.,
Notes
5.00%	02/13/17					1,100	1,200,222
Small Business Administration
Participation Certificates,
5.60%	09/01/28					686	729,480

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $21,401,721)							21,455,518

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 1.9%
Federal Home Loan Mortgage Corp.
5.50%	06/01/38-01/01/39					942	973,797
Federal National Mortgage Assoc.
5.029%(c)	09/01/19					1	656
5.50%	05/01/36-01/01/39					28,834	29,801,214
5.50%	10/01/38	(k)				868	896,892
6.00%	05/01/32-10/01/38					2,282	2,387,023
6.50%	10/01/38					2,952	3,147,792
7.00%	10/01/48					273	295,072
Government National Mortgage Assoc.
5.50%	TBA					4,000	4,130,000
6.00%	02/15/38-12/15/38					16,848	17,573,019

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $58,485,967)							59,205,465

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.625%	04/15/13					2,000	1,993,601
1.25%	04/15/14					5,000	5,058,013
1.375%	07/15/18					2,000	1,917,017
1.625%	01/15/18					100	100,792
1.75%	01/15/28					24,400	23,436,929
1.875%	07/15/13-07/15/15					16,900	19,545,052
2.00%	04/15/12-01/15/16					36,500	41,088,110

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (Continued)
2.125%	01/15/19	$800	$820,565
2.375%	01/15/25	12,500	14,532,876
2.50%	01/15/29	400	422,076
2.625%	07/15/17	16,000	17,540,870
3.625%	04/15/28	1,000	1,604,206
U.S. Treasury Notes(k)
0.875%	04/30/11	488	486,570

TOTAL U.S. TREASURY OBLIGATIONS (cost $126,983,187)			128,546,677

TOTAL LONG-TERM INVESTMENTS (cost $3,035,415,049)			2,697,090,941

		Shares
SHORT-TERM INVESTMENTS — 15.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.9%
Dryden Core Investment Fund –
Taxable Money Market Series
(cost $245,064,585)(w)		245,064,585	245,064,585

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.0%
Cash Management Bills
0.165%	09/15/09	$20,000	19,992,620
U.S. Treasury Bills
0.108%	07/23/09(k)	37	36,997
0.125%	08/06/09	4,000	3,999,373
0.15%	09/10/09(k)	2,460	2,459,200
0.157%	08/27/09	23,000	22,995,267
0.157%	09/10/09(k)	100	99,968
0.165%	07/23/09	10,000	9,999,071
0.17%	07/30/09(k)	9	8,999
0.178%	08/20/09	19,000	18,996,248
0.18%	07/30/09-09/03/09	32,000	31,993,925
0.19%	07/23/09	5,000	4,999,535
0.215%	11/05/09	500	499,626
0.22%	07/30/09	2,010	2,009,794
0.23%	11/05/09	3,000	2,997,756
0.25%	07/30/09	400	399,959
0.29%	12/17/09(k)	1,600	1,597,522
0.295%	07/30/09	200	199,980
0.32%	07/30/09	800	799,918

TOTAL U.S. TREASURY OBLIGATIONS (cost $124,082,446)			124,085,758

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal Home Loan Banks
0.01%(n)	07/01/09	5,000	5,000,000
0.18%(n)	09/04/09	17,000	16,995,393
1.064%(c)	10/13/09	4,000	4,002,868
Federal National Mortgage Assoc.
0.18%(n)	09/28/09	20,000	19,992,580
0.46%(n)	07/06/09	7,000	6,997,716

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $52,843,606)			52,988,557

REPURCHASE AGREEMENTS(m) — 0.9%
JPMorgan Securities, Inc.,
0.09%, dated 06/30/09, due 07/01/09 in the amount of $20,700,052 (cost $20,700,000; the value of collateral plus interest was $21,421,377)		20,700	20,700,000
JPMorgan Securities, Inc., 0.09%, dated 06/30/09, due 07/01/09 in the amount of $8,500,021 (cost $8,500,000; the value of collateral plus interest was $8,671,607)		8,500	8,500,000

TOTAL REPURCHASE AGREEMENTS (cost $29,200,000)			29,200,000

Interest Rate	Maturity Date
COMMERCIAL PAPER(n) — 0.8%
Federal Farm Credit Bank
0.15%	07/15/09	15,000	14,999,008
IBRD Discount Notes
0.41%	07/08/09	10,000	9,999,669

TOTAL COMMERCIAL PAPER (cost $24,998,328)			24,998,677

		Contracts/ Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Dow Jones EURO STOXX 50 Index,
expiring 07/20/2009,
Strike Price $2,700		44	740
expiring 08/24/2009,
Strike Price $2,650		39	7,988

			8,728

Put Options
Dow Jones EURO STOXX 50 Index,
expiring 08/24/2009,
Strike Price $2,150		147	61,454
S&P 500 Index,
expiring 08/24/2009,
Strike Price $775		60	28,800

			90,254

TOTAL OPTIONS PURCHASED (cost $171,481)			98,982

TOTAL SHORT-TERM INVESTMENTS (cost $476,360,446)			476,436,559

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 101.7%
(cost $3,511,775,495)			3,173,527,500

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

		Contracts/ Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN*
Call Options
10 Year U.S. Treasury Note Futures,
expiring 08/21/2009,
Strike Price $120		$8,000	$(33,750)
Dow Jones EURO STOXX 50
(Price) Index,
expiring 07/20/2009,
Strike Price $2,650		440	(1,296)
expiring 08/24/2009,
Strike Price $2,600		390	(12,638)
Interest Rate Swap Options,
expiring 11/23/2009 @ 3.42%		1,900	(46,031)

			(93,715)

Put Options
10 Year U.S. Treasury Note Futures,
expiring 08/21/2009,
Strike Price $110		5,200	(11,375)
expiring 08/21/2009,
Strike Price $112		2,800	(12,687)
90 Day Euro Dollar Futures,
expiring 09/14/2009,
Strike Price $98.50		4,000	(175)
expiring 09/14/2009,
Strike Price $98.63		12,000	(600)
Dow Jones EURO STOXX 50
(Price) Index, expiring 07/20/2009,
Strike Price $2,250		1,470	(33,408)
Interest Rate Swap Options,
expiring 11/23/2009 @ 3.42%		1,900	(33,379)
S&P 500 Index,
expiring 07/20/2009,
Strike Price $825		600	(10,500)

			(102,124)

TOTAL OPTIONS WRITTEN
(premiums received $280,116)			(195,839)

SECURITIES SOLD SHORT — (2.6)%
Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS — (0.9)%
Federal National Mortgage Assoc.
5.50%	TBA	4,000	(4,128,752)
5.50%	TBA	20,000	(20,643,760)
Government National Mortgage Assoc.
6.00%	TBA	4,500	(4,687,029)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(proceeds received $29,256,094)			(29,459,541)

COMMON STOCKS — (1.7)%
		Shares
Advertising
Clear Channel Outdoor Holdings, Inc.
(Class A Stock)*		28,900	(153,170)
inVentiv Health, Inc.*		9,700	(131,241)

			(284,411)

Aerospace & Defense
BE Aerospace, Inc.*		17,700	(254,172)
Boeing Co. (The)		700	(29,750)
Curtiss-Wright Corp. (Class B Stock)		3,900	(115,947)
Goodrich Corp.		1,900	(94,943)
Moog, Inc. (Class A Stock)*		7,400	(190,994)
Rockwell Collins, Inc.		5,800	(242,034)

			(927,840)

Air Freight & Logistics
Expeditors International of
Washington, Inc.		900	(30,006)

Airlines
Delta Air Lines, Inc.*		45,600	(264,024)
Southwest Airlines Co.		25,100	(168,923)

			(432,947)

Auto Parts & Equipment
BorgWarner, Inc.		6,700	(228,805)
Goodyear Tire & Rubber Co. (The)*		18,600	(209,436)

			(438,241)

Automobile Manufacturers
PACCAR, Inc.		8,100	(263,331)

Beverages
Boston Beer Co., Inc. (Class A Stock)*		3,700	(109,483)
Brown-Forman Corp. (Class B Stock)		2,500	(107,450)
Central European Distribution Corp.*		8,000	(212,560)
Hansen Natural Corp.*		800	(24,656)

			(454,149)

Biotechnology — (0.1)%
Amylin Pharmaceuticals, Inc.*		2,800	(37,800)
Bio-Rad Laboratories, Inc. (Class A Stock)*		1,300	(98,124)
Cambrex Corp.*		6,900	(28,428)
Celgene Corp.*		5,000	(239,200)
Genzyme Corp.*		4,000	(222,680)
Gilead Sciences, Inc.*		4,400	(206,096)
Life Technologies Corp.*		5,700	(237,804)
Medicis Pharmaceutical Corp. (Class A Stock)		7,000	(114,240)
United Therapeutics Corp.*		2,900	(241,657)
Vertex Pharmaceuticals, Inc.*		7,900	(281,556)

			(1,707,585)

Building Materials
USG Corp.*		14,500	(146,015)

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Business Services
Navigant Consulting, Inc.*	13,200	$(170,544)

Chemicals
Arch Chemicals, Inc.	7,100	(174,589)
Balchem Corp.	2,000	(49,040)
Cabot Corp.	6,700	(84,286)
International Flavors & Fragrances, Inc.	3,900	(127,608)
Intrepid Potash, Inc.*	1,800	(50,544)
Minerals Technologies, Inc.	3,600	(129,672)
Monsanto Co.	2,900	(215,586)
Penford Corp.	3,300	(19,107)
PPG Industries, Inc.	3,400	(149,260)
Quaker Chemical Corp.	3,000	(39,870)
Sensient Technologies Corp.	7,800	(176,046)
Zep, Inc.	1,100	(13,255)

		(1,228,863)

Clothing & Apparel
K-Swiss, Inc. (Class A Stock)	10,200	(86,700)
NIKE, Inc. (Class B Stock)	4,000	(207,120)
Oxford Industries, Inc.	1,000	(11,650)
Timberland Co. (Class A Stock)*	10,500	(139,335)
Wolverine World Wide, Inc.	6,600	(145,596)

		(590,401)

Commercial Banks
Bank Mutual Corp.	5,300	(46,216)
City National Corp.	1,000	(36,830)
Commerce Bancshares, Inc.	2,930	(93,262)
Cullen/Frost Bankers, Inc.	2,200	(101,464)
First Financial Bankshares, Inc.	4,500	(226,620)
Hancock Holding Co.	1,400	(45,486)
PacWest Bancorp	8,900	(117,124)
UMB Financial Corp.	2,500	(95,025)

		(762,027)

Commercial Services
MPS Group, Inc.*	11,800	(90,152)

Commercial Services & Supplies — (0.1)%
Aaron’s, Inc.	7,500	(223,650)
Arbitron, Inc.	5,200	(82,628)
Coinstar, Inc.*	6,900	(184,230)
DeVry, Inc.	2,600	(130,104)
FTI Consulting, Inc.*	4,000	(202,880)
Global Payments, Inc.	600	(22,476)
Healthcare Services Group, Inc.	8,600	(153,768)
Hillenbrand, Inc.	12,200	(203,008)
HMS Holdings Corp.*	6,600	(268,752)
Kelly Services, Inc. (Class A Stock)	1,400	(15,330)
Kendle International, Inc.*	4,400	(53,856)
Lender Processing Services, Inc.	2,100	(58,317)
Manpower, Inc.	3,700	(156,658)
PAREXEL International Corp.*	15,900	(228,642)
Paychex, Inc.	2,900	(73,080)
Quanta Services, Inc.*	9,200	(212,796)
Sotheby’s	15,900	(224,349)
TrueBlue, Inc.*	13,000	(109,200)
Wright Express Corp.*	10,200	(259,794)

		(2,863,518)

Computer Services & Software — (0.1)%
ACI Worldwide, Inc.*	2,200	(30,712)
ANSYS, Inc.*	8,000	(249,280)
Autodesk, Inc.*	3,600	(68,328)
Cognizant Technology Solutions Corp. (Class A Stock)*	9,900	(264,330)
Compuware Corp.*	4,400	(30,184)
Dun & Bradstreet Corp. (The)	1,500	(121,815)
Electronic Arts, Inc.*	10,000	(217,200)
Imation Corp.	9,800	(74,578)
Mantech International Corp. (Class A Stock)*	6,100	(262,544)
SRA International, Inc. (Class A Stock)*	12,700	(223,012)
Stratasys, Inc.*	6,100	(67,039)
Teradata Corp.*	3,700	(86,691)

		(1,695,713)

Computers & Peripherals
NCR Corp.*	17,000	(201,110)
SanDisk Corp.*	13,800	(202,722)

		(403,832)

Consumer Products & Services
Alberto-Culver Co.	4,900	(124,607)
Clorox Co.	900	(50,247)
G & K Services, Inc. (Class A Stock)	5,200	(109,980)
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	4,400	(143,748)
Scotts Miracle-Gro Co. (The) (Class A Stock)	6,100	(213,805)

		(642,387)

Containers & Packaging
Bemis Co., Inc.	8,400	(211,680)
Packaging Corp. of America	5,200	(84,240)

		(295,920)

Distribution/Wholesale
LKQ Corp.*	12,800	(210,560)
W.W. Grainger, Inc.	1,700	(139,196)

		(349,756)

Diversified Financial Services
Affiliated Managers Group, Inc.*	200	(11,638)
CME Group, Inc.	400	(124,444)
Lazard Ltd. (Class A Stock) (Bermuda)	9,500	(255,740)
NASDAQ OMX Group (The)*	4,900	(104,419)
SWS Group, Inc.	2,000	(27,940)
T. Rowe Price Group, Inc.	300	(12,501)
TD Ameritrade Holding Corp.*	2,500	(43,850)

		(580,532)

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Electric — (0.1)%
CH Energy Group, Inc.	3,000	$(140,100)
Cleco Corp.	10,000	(224,200)
Consolidated Edison, Inc.	3,300	(123,486)
FPL Group, Inc.	200	(11,372)
MDU Resources Group, Inc.	5,800	(110,026)
Northeast Utilities	5,100	(113,781)
NSTAR	6,700	(215,137)
OGE Energy Corp.	1,400	(39,648)
PG&E Corp.	400	(15,376)
Southern Co. (The)	6,300	(196,308)
UIL Holdings Corp.	5,600	(125,720)
Wisconsin Energy Corp.	5,100	(207,621)

		(1,522,775)

Electric Utilities
Allegheny Energy, Inc.	8,900	(228,285)
Black Hills Corp.	3,100	(71,269)
Entergy Corp.	1,500	(116,280)
Great Plains Energy, Inc.	12,800	(199,040)
Progress Energy, Inc.	5,800	(219,414)

		(834,288)

Electrical Equipment
Advanced Energy Industries, Inc.*	7,700	(69,223)
Energizer Holdings, Inc.*	3,800	(198,512)
General Cable Corp.*	5,100	(191,658)
Molex, Inc.	12,900	(200,595)

		(659,988)

Electronic Components & Equipment — (0.1)%
Agilent Technologies, Inc.*	800	(16,248)
Amphenol Corp. (Class A Stock)	6,400	(202,496)
AVX Corp.	7,300	(72,489)
Checkpoint Systems, Inc.*	10,700	(167,883)
Cymer, Inc.*	8,900	(264,597)
Electro Scientific Industries, Inc.*	3,200	(35,776)
FARO Technologies, Inc.*	4,800	(74,544)
FEI Co.*	10,700	(245,030)
FLIR Systems, Inc.*	1,300	(29,328)
Gentex Corp.	8,700	(100,920)
National Instruments Corp.	2,900	(65,424)
Newport Corp.*	7,500	(43,425)
Trimble Navigation Ltd.*	11,500	(225,745)
Tyco Electronics Ltd. (Switzerland)	8,000	(148,720)
Watts Water Technologies, Inc. (Class A Stock)	5,000	(107,700)

		(1,800,325)

Electronic Equipment & Instruments
Itron, Inc.*	4,000	(220,280)

Engineering/Construction
Aecom Technology Corp.*	5,100	(163,200)
Shaw Group, Inc. (The)*	7,500	(205,575)

		(368,775)

Entertainment & Leisure
Brunswick Corp.	25,300	(109,296)
Callaway Golf Co.	16,700	(84,669)
Scientific Games Corp. (Class A Stock)*	12,200	(192,394)

		(386,359)

Environmental Control
Clean Harbors, Inc.*	1,200	(64,788)
Mine Safety Appliances Co.	8,200	(197,620)
Tetra Tech, Inc.*	9,500	(272,175)
Waste Connections, Inc.*	8,000	(207,280)

		(741,863)

Financial – Bank & Trust
State Street Corp.	500	(23,600)

Financial Services
SVB Financial Group*	3,900	(106,158)

Foods
Corn Products International, Inc.	9,100	(243,789)
Hain Celestial Group, Inc.*	11,600	(181,076)
Hershey Co. (The)	800	(28,800)
J & J Snack Foods Corp.	2,900	(104,110)
SYSCO Corp.	2,900	(65,192)
TreeHouse Foods, Inc.*	1,400	(40,278)

		(663,245)

Gas Utilities
EQT Corp.	6,600	(230,406)

Healthcare Products — (0.1)%
Baxter International, Inc.	1,100	(58,256)
Boston Scientific Corp.*	4,300	(43,602)
DENTSPLY International, Inc.	8,200	(250,264)
Edwards Lifesciences Corp.*	1,800	(122,454)
Henry Schein, Inc.*	3,800	(182,210)
Hologic, Inc.*	3,300	(46,959)
Intuitive Surgical, Inc.*	1,400	(229,124)
Inverness Medical Innovations, Inc.*	6,100	(217,038)
Johnson & Johnson	1,400	(79,520)
Natus Medical, Inc.*	6,500	(75,010)
Palomar Medical Technologies, Inc.*	5,300	(77,698)
Patterson Cos., Inc.*	11,900	(258,230)
Stryker Corp.	4,600	(182,804)
Thoratec Corp.*	1,200	(32,136)
Varian Medical Systems, Inc.*	6,800	(238,952)
Zimmer Holdings, Inc.*	3,800	(161,880)

		(2,256,137)

Healthcare Providers & Services
Air Methods Corp.*	3,600	(98,496)
Covance, Inc.*	5,400	(265,680)
DaVita, Inc.*	600	(29,676)
Magellan Health Services, Inc.*	2,000	(65,640)
Odyssey HealthCare, Inc.*	9,600	(98,688)
Owens & Minor, Inc.	3,300	(144,606)
Psychiatric Solutions, Inc.*	11,300	(256,962)

		(959,748)

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Home Builders — (0.1)%
KB Home	16,800	$(229,824)
Lennar Corp. (Class A Stock)	32,900	(318,801)
MDC Holdings, Inc.	5,700	(171,627)
NVR, Inc.*	200	(100,478)
Pulte Homes, Inc.	8,400	(74,172)
Ryland Group, Inc.	11,500	(192,740)
Toll Brothers, Inc.*	10,800	(183,276)

		(1,270,918)

Home Furnishings
Harman International Industries, Inc.	7,300	(137,240)

Hotels, Restaurants & Leisure
International Game Technology	16,500	(262,350)
Marcus Corp.	1,500	(15,780)
Marriott International, Inc. (Class A Stock)	9,300	(205,251)
McDonald’s Corp.	200	(11,498)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	13,200	(112,068)
Starwood Hotels & Resorts Worldwide, Inc.	11,500	(255,300)

		(862,247)

Household Durables
Black & Decker Corp. (The)	1,700	(48,722)

Insurance — (0.1)%
Alleghany Corp.*	408	(110,568)
Aon Corp.	2,600	(98,462)
Arthur J. Gallagher & Co.	4,800	(102,432)
Brown & Brown, Inc.	7,500	(149,475)
Chubb Corp.	1,100	(43,868)
Erie Indemnity Co. (Class A Stock)	3,000	(107,280)
Fidelity National Financial, Inc. (Class A Stock)	5,500	(74,415)
First American Corp.	2,000	(51,820)
HCC Insurance Holdings, Inc.	4,200	(100,842)
Infinity Property & Casualty Corp.	5,000	(182,300)
Loews Corp.	1,100	(30,140)
Markel Corp.*	400	(112,680)
Marsh & McLennan Cos., Inc.	2,100	(42,273)
Mercury General Corp.	2,800	(93,604)
MetLife, Inc.	4,200	(126,042)
Principal Financial Group, Inc.	4,200	(79,128)
Progressive Corp. (The)*	7,000	(105,770)
Safety Insurance Group, Inc.	4,100	(125,296)
United Fire & Casualty Co.	5,300	(90,895)

		(1,827,290)

Internet Software & Services
Blue Coat Systems, Inc.*	3,000	(49,620)
DealerTrack Holdings, Inc.*	10,400	(176,800)
eBay, Inc.*	4,200	(71,946)
IAC/InterActiveCorp*	3,900	(62,595)
Infospace, Inc.*	5,200	(34,476)
Oracle Corp.	11,100	(237,762)
Yahoo!, Inc.*	14,300	(223,938)

		(857,137)

Machinery & Equipment
Astec Industries, Inc.*	6,600	(195,954)
Caterpillar, Inc.	7,500	(247,800)
Graco, Inc.	800	(17,616)
Intevac, Inc.*	6,400	(55,744)
Manitowoc Co., Inc. (The)	10,200	(53,652)
Nordson Corp.	5,700	(220,362)
Wabtec Corp.	1,300	(41,821)

		(832,949)

Manufacturing — (0.1)%
AptarGroup, Inc.	6,800	(229,636)
Carlisle Cos., Inc.	3,100	(74,524)
CLARCOR, Inc.	7,200	(210,168)
Danaher Corp.	700	(43,218)
Eaton Corp.	4,200	(187,362)
Matthews International Corp. (Class A Stock)	7,900	(245,848)
Movado Group, Inc.	7,000	(73,780)
Pall Corp.	3,100	(82,336)
Pentair, Inc.	5,200	(133,224)
Teleflex, Inc.	400	(17,932)
Textron, Inc.	26,600	(256,956)

		(1,554,984)

Media
Comcast Corp. (Class A Stock)	3,100	(44,919)
Liberty Global, Inc. (Class A Stock)*	13,100	(208,159)
Liberty Media Corp. – Capital (Class A Stock)*	1,900	(25,764)
Liberty Media Corp. – Entertainment (Class A Stock)*	3,500	(93,625)
News Corp. (Class A Stock)	22,000	(200,420)
Scripps Networks Interactive, Inc. (Class A Stock)	3,600	(100,188)

		(673,075)

Metals & Mining — (0.1)%
Alcoa, Inc.	12,400	(128,092)
Allegheny Technologies, Inc.	2,400	(83,832)
AMCOL International Corp.	8,800	(189,904)
Brush Engineered Materials, Inc.*	1,300	(21,775)
Cliffs Natural Resources, Inc.	2,900	(70,963)
Freeport-McMoRan Copper & Gold, Inc.	1,900	(95,209)
Massey Energy Co.	10,000	(195,400)
Nucor Corp.	3,700	(164,391)
Precision Castparts Corp.	3,200	(233,696)
Schnitzer Steel Industries, Inc. (Class A Stock)	1,300	(68,718)
Steel Dynamics, Inc.	6,800	(100,164)
Timken Co.	2,300	(39,284)
Worthington Industries, Inc.	1,400	(17,906)

		(1,409,334)

Multi-Utilities
Xcel Energy, Inc.	6,300	(115,983)

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Office Equipment & Supplies
HNI Corp.	1,000	$(18,060)
Standard Register Co. (The)	5,500	(17,930)

		(35,990)

Oil, Gas & Consumable Fuels — (0.2)%
Atwood Oceanics, Inc.*	10,600	(264,046)
Baker Hughes, Inc.	5,700	(207,708)
BJ Services Co.	8,800	(119,944)
Cabot Oil & Gas Corp.	6,700	(205,288)
Chesapeake Energy Corp.	3,900	(77,337)
Denbury Resources, Inc.*	10,900	(160,557)
Dril-Quip, Inc.*	5,600	(213,360)
Encore Acquisition Co.*	3,900	(120,315)
Exterran Holdings, Inc.*	15,700	(251,828)
Exxon Mobil Corp.	600	(41,946)
Halliburton Co.	7,600	(157,320)
Hess Corp.	2,700	(145,125)
Lufkin Industries, Inc.	3,300	(138,765)
Mariner Energy, Inc.*	7,000	(82,250)
National Oilwell Varco, Inc.*	6,000	(195,960)
Nicor, Inc.	4,100	(141,942)
Noble Energy, Inc.	3,200	(188,704)
Northwest Natural Gas Co.	5,300	(234,896)
Occidental Petroleum Corp.	2,900	(190,849)
Penn Virginia Corp.	7,300	(119,501)
Petrohawk Energy Corp.*	12,000	(267,600)
Pride International, Inc.*	1,600	(40,096)
Questar Corp.	7,400	(229,844)
Quicksilver Resources, Inc.*	21,100	(196,019)
Range Resources Corp.	5,000	(207,050)
Rowan Cos., Inc.	6,900	(133,308)
SandRidge Energy, Inc.*	6,500	(55,380)
Smith International, Inc.	10,000	(257,500)
St. Mary Land & Exploration Co.	1,500	(31,305)
Superior Well Services, Inc.*	6,800	(40,460)
TETRA Technologies, Inc.*	18,600	(148,056)
Transocean Ltd.*	2,100	(156,009)
Vectren Corp.	7,500	(175,725)
W&T Offshore, Inc.	2,800	(27,272)

		(5,223,265)

Paper & Forest Products
Wausau Paper Corp.	11,600	(77,952)
Weyerhaeuser Co.	6,000	(182,580)

		(260,532)

Pharmaceuticals — (0.1)%
Abbott Laboratories	1,700	(79,968)
BioMarin Pharmaceutical, Inc.*	17,700	(276,297)
Cardinal Health, Inc.	3,500	(106,925)
King Pharmaceuticals, Inc.*	13,000	(125,190)
McKesson Corp.	5,700	(250,800)
NBTY, Inc.*	6,600	(185,592)
Perrigo Co.	6,900	(191,682)
Salix Pharmaceuticals Ltd.*	13,900	(137,193)
Savient Pharmaceuticals, Inc.*	13,700	(189,882)

		(1,543,529)

Real Estate Investment Trusts — (0.1)%
AvalonBay Communities, Inc.	1,760	(98,455)
Boston Properties, Inc.	400	(19,080)
BRE Properties, Inc.	2,200	(52,272)
Corporate Office Properties Trust	4,100	(120,253)
Digital Realty Trust, Inc.	2,900	(103,965)
Equity Residential Properties Trust	4,600	(102,258)
Essex Property Trust, Inc.	1,600	(99,568)
Federal Realty Investment Trust	1,900	(97,888)
HCP, Inc.	4,800	(101,712)
Health Care REIT, Inc.	2,900	(98,890)
Home Properties, Inc.	4,100	(139,810)
LTC Properties, Inc.	3,200	(65,440)
Nationwide Health Properties, Inc.	4,200	(108,108)
Omega Healthcare Investors, Inc.	900	(13,968)
Plum Creek Timber Co., Inc.	3,100	(92,318)
Potlatch Corp.	900	(21,861)
Public Storage, Inc.	300	(19,644)
Rayonier, Inc.	2,800	(101,780)
Regency Centers Corp.	2,300	(80,293)
UDR, Inc.	710	(7,334)
Ventas, Inc.	3,700	(110,482)

		(1,655,379)

Retail & Merchandising — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	9,700	(246,283)
Bed Bath & Beyond, Inc.*	2,800	(86,100)
Best Buy Co., Inc.	600	(20,094)
Coldwater Creek, Inc.*	4,200	(25,452)
Copart, Inc.*	3,100	(107,477)
CVS Caremark Corp.	3,700	(117,919)
Dick’s Sporting Goods, Inc.*	11,500	(197,800)
Finish Line, Inc. (The) (Class A Stock)	15,800	(117,236)
JC Penney Co., Inc.	2,100	(60,291)
Lowe’s Cos., Inc.	5,400	(104,814)
O’Reilly Automotive, Inc.*	6,600	(251,328)
Penske Auto Group, Inc.	13,700	(227,968)
Ruddick Corp.	9,100	(213,213)
Signet Jewelers Ltd. (Bermuda)	12,400	(258,168)
Staples, Inc.	10,600	(213,802)
Starbucks Corp.*	14,700	(204,183)
Tiffany & Co.	9,800	(248,528)
Walgreen Co.	7,400	(217,560)

		(2,918,216)

Savings & Loan
Brookline Bancorp, Inc.	6,200	(57,784)
Capitol Federal Financial	2,300	(88,159)
First Niagara Financial Group, Inc.	3,700	(42,254)
Hudson City Bancorp, Inc.	3,000	(39,870)

		(228,067)

Semiconductors — (0.1)%
Applied Materials, Inc.	23,400	(256,698)
Brooks Automation, Inc.*	18,900	(84,672)
Cohu, Inc.	4,200	(37,716)
Diodes, Inc.*	10,800	(168,912)

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Integrated Device Technology, Inc.*	40,900	$(247,036)
International Rectifier Corp.*	13,500	(199,935)
KLA-Tencor Corp.	7,900	(199,475)
Lam Research Corp.*	8,000	(208,000)
Macrovision Solutions Corp.*	10,200	(222,462)
MEMC Electronic Materials, Inc.*	12,600	(224,406)
MKS Instruments, Inc.*	14,000	(184,660)
Novellus Systems, Inc.*	12,000	(200,400)
NVIDIA Corp.*	18,800	(212,252)
Rudolph Technologies, Inc.*	9,100	(50,232)
Standard Microsystems Corp.*	6,400	(130,880)
Teradyne, Inc.*	39,800	(273,028)
Varian Semiconductor Equipment Associates, Inc.*	10,800	(259,092)

		(3,159,856)

Software
Activision Blizzard, Inc.*	18,700	(236,181)
Citrix Systems, Inc.*	7,200	(229,608)
VMware, Inc. (Class A Stock)*	9,100	(248,157)

		(713,946)

Specialty Retail
CarMax, Inc.*	19,600	(288,120)
OfficeMax, Inc.	18,900	(118,692)

		(406,812)

Telecommunications — (0.1)%
American Tower Corp. (Class A Stock)*	5,200	(163,956)
Ciena Corp.*	24,600	(254,610)
CommScope, Inc.*	8,800	(231,088)
Comtech Telecommunications Corp.*	300	(9,564)
EchoStar Corp. (Class A Stock)*	12,800	(204,032)
Frontier Communications Corp.	4,000	(28,560)
General Communication, Inc. (Class A Stock)*	8,400	(58,212)
JDS Uniphase Corp.*	8,200	(46,904)
NeuStar, Inc. (Class A Stock)*	2,500	(55,400)
Plantronics, Inc.	3,500	(66,185)
Polycom, Inc.*	7,700	(156,079)

		(1,274,590)

Thrifts & Mortgage Finance
People’s United Financial, Inc.	5,900	(88,736)

Tobacco
Lorillard, Inc.	900	(60,993)
Philip Morris International, Inc.	3,900	(170,118)

		(231,111)

Transportation
Alexander & Baldwin, Inc.	7,900	(185,176)
Bristow Group, Inc.*	2,800	(82,964)
FedEx Corp.	3,600	(200,232)
Kansas City Southern*	15,900	(256,149)
Kirby Corp.*	1,900	(60,401)
United Parcel Service, Inc. (Class B Stock)	3,300	(164,967)
Werner Enterprises, Inc.	6,500	(117,780)

		(1,067,669)

Wireless Telecommunication Services
Crown Castle International Corp.*	4,000	(96,080)
SBA Communications Corp. (Class A Stock)*	9,100	(223,314)

		(319,394)

TOTAL COMMON STOCKS
(proceeds received $62,580,179)		(53,849,088)

TOTAL SECURITIES SOLD SHORT
(proceeds received $91,836,273)		(83,308,629)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 99.1%
(cost $3,419,659,106)		3,090,023,032

Other assets in excess of other liabilities(x) — 0.9%		29,057,209

NET ASSETS — 100.0%		$3,119,080,241

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

EAFE	Europe, Australasia, Far East

FDIC	Federal Deposit Insurance Corp.

GSCI	Goldman Sachs Commodity Index

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

TSX	Toronto Stock Exchange

XNYS	New York Stock Exchange

XTSE	Toronto Stock Exchange

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krona
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(k)	Securities segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of June 30, 2009, 25 securities representing $22,564,696 and 0.7% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests and Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Financial futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
154	90 Day Euro Dollar	Dec 09	$37,997,575	$38,151,575	$154,000
108	90 Day Euro EURIBOR	Jun 10	36,943,784	37,274,946	331,162
45	90 Day Euro EURIBOR	Dec 10	15,440,195	15,425,487	(14,708)
63	90 Day Sterling	Sep 10	12,626,106	12,615,184	(10,922)
78	90 Day Sterling	Dec 10	15,586,659	15,536,992	(49,667)
3	90 Day Sterling	Mar 11	597,947	595,109	(2,838)
288	10 Year Australian Bond	Sep 09	170,027,512	170,212,633	185,121
124	10 Year Euro-Bund	Sep 09	20,743,487	21,062,414	318,927
45	10 Year U.K Gilt	Sep 09	8,554,645	8,741,918	187,273
7	10 Year U.S. Treasury Notes	Sep 09	795,156	813,859	18,703
57	20 Year U.S. Treasury Notes	Sep 09	6,646,687	6,746,484	99,797
6	Amsterdam Index	Jul 09	424,225	428,349	4,124
64	CAC40 10 Euro	Jul 09	2,890,563	2,815,594	(74,969)
3	DAX Index	Sep 09	514,656	507,081	(7,575)
93	FTSE 100 Index	Sep 09	6,568,765	6,453,679	(115,086)
20	FTSE/MIB Index	Sep 09	2,696,056	2,677,777	(18,279)
3	Hang Seng Index	Jul 09	356,591	356,514	(77)
15	IBEX 35 Index	Jul 09	1,941,900	2,044,737	102,837
69	S&P 500	Sep 09	16,167,975	15,792,375	(375,600)
8	S&P 500 E-Mini	Sep 09	363,700	366,200	2,500
3	S&P/TSX 60 Index	Sep 09	331,953	323,484	(8,469)
7	SPI 200	Sep 09	560,456	550,101	(10,355)

					$715,899

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Financial futures contracts open at June 30, 2009 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Short Positions:
138	10 Year Canadian Bond	Sep 09	$14,388,384	$14,386,691	$1,693
21	10 Year Euro-Bund	Sep 09	3,495,883	3,567,022	(71,139)
13	10 Year Japanese Bond	Sep 09	18,327,918	18,636,010	(308,092)
102	10 Year Mini Japanese Government Bond	Sep 09	14,391,865	14,632,688	(240,823)
92	10 Year U.K. Gilt	Sep 09	17,821,052	17,872,366	(51,314)
9	10 Year U.S. Treasury Notes	Sep 09	1,039,954	1,046,391	(6,437)
16	Amsterdam Index	Jul 09	1,138,869	1,142,264	(3,395)
19	CAC40 10 Euro	Jul 09	856,611	835,880	20,731
9	DAX Index	Sep 09	1,526,942	1,521,243	5,699
5	IBEX 35 Index	Jul 09	662,991	681,579	(18,588)
4	S&P/TSX 60 Index	Sep 09	432,555	431,312	1,243
24	SPI 200	Sep 09	1,939,089	1,886,059	53,030
66	Topix Index	Sep 09	6,318,929	6,333,835	(14,906)

					(632,298)

					$83,601 (1)

Commodity futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
28	Brent Crude	Aug 09	$1,937,520	$1,940,400	$2,880
123	Brent Crude	Sep 09	8,686,280	8,597,700	(88,580)
66	Coffee ‘C’	Sep 09	3,435,342	2,967,529	(467,813)
8	Coffee ‘C’	Dec 09	404,645	368,400	(36,245)
472	Corn	Sep 09	10,435,300	8,366,200	(2,069,100)
106	Corn	Dec 09	2,415,588	1,946,428	(469,160)
130	Cotton No. 2	Dec 09	3,879,200	3,736,200	(143,000)
3	Cotton No. 2	Mar 10	94,435	89,580	(4,855)
53	Gas Oil	Aug 09	3,029,175	3,009,075	(20,100)
265	Gas Oil	Sep 09	15,736,200	15,330,250	(405,950)
9	Gasoline RBOB	Aug 09	723,559	718,956	(4,603)
45	Gasoline RBOB	Sep 09	3,687,642	3,584,385	(103,257)
11	Gold 100 OZ	Aug 09	1,030,470	1,020,140	(10,330)
116	Gold 100 OZ	Dec 09	11,160,570	10,790,320	(370,250)
13	Heating Oil	Aug 09	980,713	976,085	(4,628)
56	Heating Oil	Sep 09	4,403,247	4,321,565	(81,682)
15	Lean Hogs	Aug 09	373,560	363,900	(9,660)
77	Lean Hogs	Oct 09	1,759,100	1,726,340	(32,760)
10	Live Cattle	Aug 09	327,040	341,000	13,960
70	Live Cattle	Oct 09	2,480,270	2,524,900	44,630
58	LME Copper	Jul 09	5,471,344	7,183,300	1,711,956
84	LME Copper	Sep 09	9,882,418	10,428,600	546,182
34	LME Copper	Dec 09	4,302,300	4,230,450	(71,850)
28	LME Nickel	Jul 09	1,755,360	2,571,072	815,712
62	LME Nickel	Sep 09	4,784,880	5,716,152	931,272
23	LME Nickel	Dec 09	2,103,798	2,128,098	24,300
76	LME PRI Aluminum	Jul 09	2,714,369	3,043,800	329,431
123	LME PRI Aluminum	Sep 09	4,669,589	4,994,570	324,981
52	LME PRI Aluminum	Dec 09	2,160,215	2,150,853	(9,362)
11	LME Zinc	Jul 09	313,469	419,513	106,044
2	LME Zinc	Sep 09	79,100	77,312	(1,788)
82	Natural Gas	Aug 09	3,304,160	3,144,700	(159,460)
277	Natural Gas	Sep 09	11,739,710	11,030,140	(709,570)
43	Silver	Sep 09	3,237,035	2,924,000	(313,035)

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Commodity futures contracts open at June 30, 2009 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
12	Silver	Dec 09	$904,855	$818,460	$(86,395)
165	Soybean	Nov 09	8,396,000	8,093,250	(302,750)
17	Soybean	Jan 10	903,363	835,550	(67,813)
187	Sugar #11 (World)	Oct 09	3,463,242	3,738,504	275,262
56	Sugar #11 (World)	Mar 10	1,139,958	1,181,017	41,059
215	Wheat	Sep 09	7,067,275	5,813,063	(1,254,212)
49	Wheat	Dec 09	1,593,638	1,386,088	(207,550)
99	WTI Crude	Aug 09	6,852,070	6,919,110	67,040
487	WTI Crude	Sep 09	34,768,710	34,499,080	(269,630)

					(2,540,679)

Short Positions:
58	LME Copper	Jul 09	6,617,162	7,183,300	(566,138)
34	LME Copper	Sep 09	4,266,375	4,221,100	45,275
28	LME Nickel	Jul 09	2,186,166	2,571,072	(384,906)
30	LME Nickel	Sep 09	2,718,732	2,765,880	(47,148)
76	LME PRI Aluminum	Jul 09	2,791,388	3,043,800	(252,412)
42	LME PRI Aluminum	Sep 09	1,713,138	1,705,463	7,675
11	LME Zinc	Jul 09	313,225	419,513	(106,288)
1	LME Zinc	Sep 09	40,681	38,656	2,025

					(1,301,917)

					$(3,842,596	)(1)

(1)	Cash of $516,370 and U.S. Treasury Securities and federal agency obligation with a market value of $5,247,607 has been segregated to cover requirements for open futures contracts as of June 30, 2009.

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/23/09	Goldman Sachs	AUD	150	$121,302	$120,649	$(653)
Expiring 09/16/09	Morgan Stanley	AUD	6,540	5,161,021	5,238,787	77,766
Expiring 09/16/09	Morgan Stanley	AUD	986	784,315	789,876	5,561
Expiring 09/16/09	Morgan Stanley	AUD	470	374,829	376,113	1,284
Expiring 09/16/09	Morgan Stanley	AUD	632	501,648	505,969	4,321
Expiring 09/16/09	Morgan Stanley	AUD	83	65,986	66,090	104
Expiring 09/16/09	Morgan Stanley	AUD	705	563,727	564,850	1,123
Expiring 09/16/09	Morgan Stanley	AUD	325	261,238	260,034	(1,204)
Expiring 09/16/09	Royal Bank of Scotland	AUD	1,258	993,346	1,007,497	14,151
Expiring 09/16/09	UBS Securities	AUD	2,295	1,815,794	1,838,682	22,888
Expiring 09/16/09	UBS Securities	AUD	2,735	2,131,833	2,191,305	59,472
Brazilian Real,
Expiring 08/04/09	Goldman Sachs	BRL	242	118,000	122,537	4,537
Expiring 08/04/09	HSBC Securities	BRL	8	3,647	4,053	406
Expiring 08/04/09	JPMorgan Securities	BRL	242	118,000	122,507	4,507
British Pound,
Expiring 08/06/09	Goldman Sachs	GBP	111	182,769	182,683	(86)
Expiring 08/06/09	HSBC Securities	GBP	107	176,203	176,101	(102)
Expiring 08/06/09	JPMorgan Securities	GBP	2,913	4,815,306	4,792,302	(23,004)
Expiring 09/16/09	Merrill Lynch	GBP	151	245,952	248,064	2,112
Expiring 09/16/09	Morgan Stanley	GBP	199	324,664	326,531	1,867
Expiring 09/16/09	Morgan Stanley	GBP	826	1,381,033	1,360,587	(20,446)
Expiring 09/16/09	UBS Securities	GBP	688	1,117,890	1,130,930	13,040
Expiring 09/16/09	UBS Securities	GBP	139	227,028	228,983	1,955

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar,
Expiring 08/04/09	JPMorgan Securities	CAD	724	$661,121	$622,563	$(38,558)
Expiring 08/04/09	Morgan Stanley	CAD	106	96,074	91,149	(4,925)
Expiring 09/16/09	Merrill Lynch	CAD	173	149,610	148,491	(1,119)
Expiring 09/16/09	Morgan Stanley	CAD	1,454	1,317,704	1,250,700	(67,004)
Expiring 09/16/09	Morgan Stanley	CAD	647	562,904	556,411	(6,493)
Expiring 09/16/09	UBS Securities	CAD	900	816,769	774,108	(42,661)
Expiring 09/16/09	UBS Securities	CAD	159	138,099	137,069	(1,030)
Chinese Yuan,
Expiring 03/29/10	Barclays Capital Fixed, Inc.	CNY	290	42,948	42,791	(157)
Expiring 03/29/10	Chase Securities, Inc.	CNY	19	2,752	2,743	(9)
Expiring 03/29/10	Citibank	CNY	2,063	305,349	304,140	(1,209)
Expiring 03/29/10	Deutsche Bank	CNY	1,379	204,300	203,310	(990)
Expiring 03/29/10	Deutsche Bank	CNY	2	341	340	(1)
Expiring 03/29/10	HSBC Securities	CNY	1,985	293,500	292,684	(816)
Expiring 06/07/10	Barclays Capital Group	CNY	314	47,000	46,380	(620)
Expiring 09/08/09	Goldman Sachs	CNY	999	143,000	146,353	3,353
Danish Krone,
Expiring 10/01/09	Royal Bank of Canada	DKK	4,011	754,408	755,837	1,429
Euro,
Expiring 07/27/09	Barclays Capital Fixed, Inc.	EUR	11,408	15,918,268	16,003,998	85,730
Expiring 07/27/09	Barclays Capital Fixed, Inc.	EUR	309	432,195	433,488	1,293
Expiring 07/27/09	JPMorgan Securities	EUR	104	144,705	145,899	1,194
Expiring 07/27/09	JPMorgan Securities	EUR	85	119,395	119,244	(151)
Expiring 07/27/09	JPMorgan Securities	EUR	23	31,880	32,266	386
Expiring 09/16/09	Deutsche Bank	EUR	364	507,618	510,003	2,385
Expiring 09/16/09	Deutsche Bank	EUR	140	195,799	196,174	375
Expiring 09/16/09	Deutsche Bank	EUR	133	185,353	186,286	933
Expiring 09/16/09	Hong Kong & Shanghai Bank	EUR	364	507,986	510,003	2,017
Expiring 09/16/09	Hong Kong & Shanghai Bank	EUR	242	338,657	340,002	1,345
Expiring 09/16/09	Merrill Lynch	EUR	566	783,945	794,166	10,221
Expiring 09/16/09	Merrill Lynch	EUR	508	711,380	712,602	1,222
Expiring 09/16/09	Merrill Lynch	EUR	242	338,349	340,002	1,653
Expiring 09/16/09	Merrill Lynch	EUR	104	144,495	145,314	819
Expiring 09/16/09	Morgan Stanley	EUR	433	602,895	607,067	4,172
Expiring 09/16/09	Royal Bank of Scotland	EUR	171	238,950	239,769	819
Expiring 09/16/09	UBS Securities	EUR	3,500	4,901,243	4,909,273	8,030
Expiring 09/16/09	UBS Securities	EUR	469	656,653	657,786	1,133
Expiring 09/16/09	UBS Securities	EUR	104	144,731	145,314	583
Japanese Yen,
Expiring 07/22/09	Deutsche Bank	JPY	3,587,878	37,373,729	37,253,562	(120,167)
Expiring 08/04/09	Morgan Stanley	JPY	14,775	153,427	153,331	(96)
Expiring 09/16/09	Merrill Lynch	JPY	489,781	5,001,490	5,088,744	87,254
Expiring 09/16/09	Merrill Lynch	JPY	139,456	1,467,112	1,448,925	(18,187)
Expiring 09/16/09	Morgan Stanley	JPY	157,332	1,634,791	1,634,657	(134)
Expiring 09/16/09	Morgan Stanley	JPY	84,700	879,644	880,020	376
Expiring 09/16/09	Morgan Stanley	JPY	31,600	331,306	327,359	(3,947)
Expiring 09/16/09	UBS Securities	JPY	125,000	1,282,016	1,298,730	16,714
Malaysian Ringgitt,
Expiring 08/12/09	Barclays Capital Group	MYR	179	48,700	50,838	2,138
Expiring 08/12/09	Hong Kong & Shanghai Bank	MYR	298	81,302	84,790	3,488
New Zealand Dollar,
Expiring 09/16/09	Royal Bank of Scotland	NZD	120	75,070	77,030	1,960
Expiring 09/16/09	Merrill Lynch	NZD	116	72,878	74,764	1,886
Expiring 09/16/09	Morgan Stanley	NZD	4,157	2,593,170	2,669,347	76,177
Expiring 09/16/09	Morgan Stanley	NZD	2,381	1,507,975	1,528,430	20,455
Expiring 09/16/09	Morgan Stanley	NZD	1,878	1,181,548	1,205,473	23,925
Expiring 09/16/09	Morgan Stanley	NZD	1,602	1,003,528	1,028,585	25,057
Expiring 09/16/09	Morgan Stanley	NZD	521	333,735	334,322	587
Expiring 09/16/09	Morgan Stanley	NZD	429	274,471	275,317	846
Expiring 09/16/09	UBS Securities	NZD	116	72,879	74,764	1,885

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone,
Expiring 09/16/09	Deutsche Bank	NZD	11,193	$1,753,462	$1,737,227	$(16,235)
Philippine Peso,
Expiring 08/06/09	Barclays Capital Group	PHP	10,191	211,309	210,972	(337)
Expiring 08/06/09	Citibank	PHP	6,489	133,800	134,334	534
Expiring 08/06/09	Deutsche Bank	PHP	4,323	89,436	89,488	52
Singapore Dollar,
Expiring 07/30/09	Deutsche Bank	SGD	1	658	690	32
Expiring 07/30/09	Merrill Lynch	SGD	3	1,849	1,942	93
Swedish Krona,
Expiring 09/16/09	Merrill Lynch	SEK	1,263	165,000	163,709	(1,291)
Expiring 09/16/09	Morgan Stanley	SEK	22,359	2,912,244	2,897,844	(14,400)
Expiring 09/16/09	Morgan Stanley	SEK	1,719	218,880	222,765	3,885
Expiring 09/16/09	Royal Bank of Scotland	SEK	1,301	169,998	168,670	(1,328)
Expiring 09/16/09	UBS Securities	SEK	1,263	164,996	163,710	(1,286)
Expiring 09/16/09	UBS Securities	SEK	2,000	258,429	259,210	781
Expiring 10/01/09	Royal Bank of Scotland	SEK	4,035	522,493	523,869	1,376
Swiss Franc,
Expiring 09/16/09	Merrill Lynch	CHF	1,060	979,147	976,528	(2,619)
Expiring 09/16/09	Morgan Stanley	CHF	783	719,397	721,433	2,036
Expiring 09/16/09	UBS Securities	CHF	3,716	3,433,681	3,423,531	(10,150)
Expiring 09/16/09	UBS Securities	CHF	2,691	2,462,950	2,479,108	16,158
Expiring 09/16/09	UBS Securities	CHF	250	231,424	230,313	(1,111)
Turkish New Lira,
Expiring 07/15/09	Hong Kong & Shanghai Bank	TRY	326	191,317	210,836	19,519

				$123,915,148	$124,164,022	$248,874

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/23/09	Barclays Capital Fixed, Inc.	AUD	1,200	$966,168	$965,188	$980
Expiring 07/23/09	Goldman Sachs	AUD	4,012	3,152,718	3,226,946	(74,228)
Expiring 07/23/09	Morgan Stanley	AUD	72	57,280	57,911	(631)
Expiring 09/16/09	Merrill Lynch	AUD	159	124,164	127,053	(2,889)
Expiring 09/16/09	Morgan Stanley	AUD	666	537,900	534,704	3,196
Expiring 09/16/09	UBS Securities	AUD	146	114,610	117,280	(2,670)
British Pound,
Expiring 08/06/09	JPMorgan Securities	GBP	295	487,647	485,317	2,330
Expiring 09/16/09	Deutsche Bank	GBP	179	291,687	294,124	(2,437)
Expiring 09/16/09	Hong Kong & Shanghai Bank	GBP	179	291,865	294,124	(2,259)
Expiring 09/16/09	Hong Kong & Shanghai Bank	GBP	119	194,577	196,083	(1,506)
Expiring 09/16/09	Merrill Lynch	GBP	835	1,357,586	1,373,383	(15,797)
Expiring 09/16/09	Merrill Lynch	GBP	119	194,260	196,083	(1,823)
Expiring 09/16/09	Morgan Stanley	GBP	4,930	7,979,475	8,110,326	(130,851)
Expiring 09/16/09	Morgan Stanley	GBP	281	451,590	462,900	(11,310)
Expiring 09/16/09	Morgan Stanley	GBP	245	401,447	402,364	(917)
Expiring 09/16/09	UBS Securities	GBP	125	204,571	205,623	(1,052)
Canadian Dollar,
Expiring 08/04/09	Hong Kong & Shanghai Bank	CAD	600	518,019	515,936	2,083
Expiring 08/04/09	JPMorgan Securities	CAD	45	38,875	38,695	180
Expiring 09/16/09	Morgan Stanley	CAD	2,994	2,711,102	2,575,249	135,853
Expiring 09/16/09	Morgan Stanley	CAD	539	490,453	463,949	26,504
Expiring 09/16/09	Morgan Stanley	CAD	370	329,995	317,986	12,009
Expiring 09/16/09	UBS Securities	CAD	4,866	4,412,429	4,185,213	227,216
Expiring 09/16/09	UBS Securities	CAD	541	487,099	465,024	22,075

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 07/27/09	Barclays Capital Fixed, Inc.	EUR	14	$19,783	$19,646	$137
Expiring 07/27/09	Barclays Capital Group	EUR	249	347,445	349,316	(1,871)
Expiring 07/27/09	Deutsche Bank	EUR	123	171,529	172,554	(1,025)
Expiring 07/27/09	Royal Bank of Canada	EUR	1,018	1,435,288	1,428,126	7,162
Expiring 09/16/09	Deutsche Bank	EUR	2,808	3,931,996	3,937,946	(5,950)
Expiring 09/16/09	Merrill Lynch	EUR	4,594	6,365,860	6,443,913	(78,053)
Expiring 09/16/09	Merrill Lynch	EUR	867	1,219,493	1,216,097	3,396
Expiring 09/16/09	Merrill Lynch	EUR	468	654,720	656,325	(1,605)
Expiring 09/16/09	Merrill Lynch	EUR	383	538,784	536,992	1,792
Expiring 09/16/09	Morgan Stanley	EUR	3,399	4,799,269	4,766,946	32,323
Expiring 09/16/09	Morgan Stanley	EUR	733	1,028,850	1,028,703	147
Expiring 09/16/09	Morgan Stanley	EUR	613	853,187	859,824	(6,637)
Expiring 09/16/09	Morgan Stanley	EUR	577	799,024	809,328	(10,304)
Expiring 09/16/09	Morgan Stanley	EUR	283	392,596	396,950	(4,354)
Expiring 09/16/09	Morgan Stanley	EUR	188	266,063	262,997	3,066
Expiring 09/16/09	Morgan Stanley	EUR	151	213,058	213,156	(98)
Expiring 09/16/09	Royal Bank of Scotland	EUR	255	359,011	357,995	1,016
Japanese Yen,
Expiring 09/16/09	Deutsche Bank	JPY	35,694	373,391	370,855	2,536
Expiring 09/16/09	Deutsche Bank	JPY	28,364	289,025	294,695	(5,670)
Expiring 09/16/09	Deutsche Bank	JPY	25,691	261,934	266,923	(4,989)
Expiring 09/16/09	Hong Kong & Shanghai Bank	JPY	28,364	289,085	294,695	(5,610)
Expiring 09/16/09	Hong Kong & Shanghai Bank	JPY	18,909	192,723	196,463	(3,740)
Expiring 09/16/09	Merrill Lynch	JPY	152,169	1,591,668	1,581,011	10,657
Expiring 09/16/09	Merrill Lynch	JPY	69,477	729,864	721,857	8,007
Expiring 09/16/09	Merrill Lynch	JPY	19,030	193,964	197,721	(3,757)
Expiring 09/16/09	Merrill Lynch	JPY	18,909	192,562	196,464	(3,902)
Expiring 09/16/09	Morgan Stanley	JPY	46,100	471,081	478,971	(7,890)
Expiring 09/16/09	Morgan Stanley	JPY	25,700	266,114	267,018	(904)
Expiring 09/16/09	Morgan Stanley	JPY	16,000	166,794	166,238	556
Expiring 09/16/09	Royal Bank of Scotland	JPY	31,400	320,041	326,239	(6,198)
Expiring 09/16/09	UBS Securities	JPY	64,133	673,711	666,329	7,382
Expiring 09/16/09	UBS Securities	JPY	19,030	193,907	197,721	(3,814)
Expiring 09/16/09	UBS Securities	JPY	12,500	128,007	129,873	(1,866)
Malaysian Ringgitt,
Expiring 08/12/09	Barclays Capital Fixed, Inc.	MYR	283	80,000	80,399	(399)
Expiring 08/12/09	Barclays Capital Fixed, Inc.	MYR	142	40,000	40,444	(444)
Expiring 08/12/09	Barclays Capital Fixed, Inc.	MYR	55	15,461	15,672	(211)
Mexican Peso,
Expiring 11/27/09	HSBC Securities	MXN	9,387	690,763	697,569	(6,806)
Philippine Peso,
Expiring 08/06/09	Citibank	PHP	10,778	225,100	223,110	1,990
Expiring 08/06/09	Citibank	PHP	10,164	210,000	210,404	(404)
Swedish Krona,
Expiring 09/16/09	Morgan Stanley	SEK	7,459	950,070	966,724	(16,654)
Expiring 09/16/09	Morgan Stanley	SEK	7,040	914,937	912,393	2,544
Expiring 09/16/09	Morgan Stanley	SEK	4,098	533,543	531,160	2,383
Expiring 09/16/09	Morgan Stanley	SEK	3,331	434,176	438,620	(4,444)
Expiring 09/16/09	Morgan Stanley	SEK	2,886	368,293	374,014	(5,721)
Swiss Franc,
Expiring 09/16/09	Deutsche Bank	CHF	315	291,604	290,471	1,133
Expiring 09/16/09	Deutsche Bank	CHF	211	196,380	194,762	1,618
Expiring 09/16/09	Hong Kong & Shanghai Bank	CHF	315	291,624	290,471	1,153
Expiring 09/16/09	Hong Kong & Shanghai Bank	CHF	210	194,416	193,647	769
Expiring 09/16/09	Merrill Lynch	CHF	210	194,469	193,647	822
Expiring 09/16/09	Merrill Lynch	CHF	157	144,871	144,269	602
Expiring 09/16/09	Morgan Stanley	CHF	3,979	3,717,403	3,665,969	51,434
Expiring 09/16/09	Morgan Stanley	CHF	841	787,597	774,313	13,284

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)#	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc (cont’d.),
Expiring 09/16/09	Morgan Stanley	CHF	567	$520,916	$521,982	$(1,066)
Expiring 09/16/09	Morgan Stanley	CHF	391	362,501	359,933	2,568
Expiring 09/16/09	Morgan Stanley	CHF	358	330,249	329,532	717
Expiring 09/16/09	Morgan Stanley	CHF	347	319,263	320,043	(780)
Expiring 09/16/09	Royal Bank of Scotland	CHF	258	239,770	238,043	1,727
Expiring 09/16/09	UBS Securities	CHF	157	145,082	144,268	814
Turkish New Lira,
Expiring 07/15/09	Morgan Stanley	TRY	326	190,001	210,836	(20,835)

				$67,913,833	$67,784,043	$129,790

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date		Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital
Services, Inc.(1)	12/16/19		$5,900	4.00%	3 month LIBOR	$22,272	$(108,952)	$131,224
Morgan Stanley Capital
Services, Inc.(1)	12/16/14		1,500	4.00%	3 month LIBOR	45,348	15,991	29,357
Morgan Stanley Capital
Services, Inc.(1)	06/17/14		13,000	4.00%	3 month LIBOR	629,963	376,742	253,221
Goldman Sachs Capital
Markets, L.P.(1)	12/15/11	AUD	6,300	5.00%	3 month Australian Bank Bill rate	(27,605)	7,857	(35,462)
Goldman Sachs Capital
Markets, L.P.(1)	01/02/12	BRL	17,000	10.73%	Brazilian interbank lending rate	(55,170)	(3,117)	(52,053)
Goldman Sachs Capital
Markets, L.P.(1)	03/18/11	EUR	3,500	4.50%	6 month EURIBOR	266,936	(5,338)	272,274
Goldman Sachs Capital
Markets, L.P.(1)	03/17/15	GBP	1,100	3.50%	6 month LIBOR	(54,698)	(21,495)	(33,203)
Goldman Sachs Capital
Markets, L.P.(1)	03/18/14	GBP	1,600	5.00%	6 month LIBOR	177,396	10,742	166,654
Morgan Stanley Capital
Services, Inc.(1)	03/17/15	GBP	1,400	3.50%	6 month LIBOR	(72,323)	(72,396)	73
Goldman Sachs Capital
Markets, L.P.(1)	12/16/14	JPY	680,000	1.00%	6 month LIBOR	21,033	(14,076)	35,109
Goldman Sachs Capital
Markets, L.P.(1)	06/16/11	JPY	5,570,000	1.00%	6 month LIBOR	200,342	200,031	311
Morgan Stanley Capital
Services, Inc.(1)	12/16/10	JPY	340,000	1.00%	6 month LIBOR	15,971	1,800	14,171
Morgan Stanley Capital
Services, Inc.(1)	12/16/19	JPY	1,070,000	1.50%	6 month LIBOR	58,521	(9,303)	67,824

						$1,227,986	$378,486	$849,500

(1)	Portfolio pays the floating rate and receives the fixed rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit default swaps – Buy Protection (1)
Goldman Sachs Capital Markets, L.P.	12/20/18	$2,100	1.55%	Altria Group, Inc., 9.70%, due 11/10/18	$(105,237)	$—	$(105,237)
Goldman Sachs Capital Markets, L.P.	06/20/19	1,500	1.00%	Dow Jones CDX NA IG12 10Y	60,299	166,873	(106,574)
Morgan Stanley Capital Services, Inc.	06/20/14	3,500	1.00%	Dow Jones CDX NA IG12 5Y	49,598	132,264	(82,666)

					$4,660	$299,137	$(294,477)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agree- ment, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securi- ties equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the refer- enced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$117,100,462	$22,049,204	$—
Preferred Stocks	459,795	—	—
Affiliated Mutual Funds	2,289,632,855	—	—
Exchange Traded Funds	130,647,402	—	—
Mutual Funds	46,752,629	—	—
Asset-Backed Securities	—	601,939	515,492
Collateralized Mortgage Obligations	—	6,673,280	—
Corporate Bonds	—	65,184,073	—
U.S. Treasury Obligations	—	252,632,435	—
U.S. Agencies Obligations	—	74,444,075	—
U.S. Government Mortgage-Backed Obligations	—	59,205,465	—
Municipal Bonds	—	300,450	—
Foreign Government Bonds	—	53,030,285	—
Repurchase Agreements	—	29,200,000	—
Commercial Paper	—	24,998,677	—
Purchased Options	—	98,982	—
Written Options	—	(195,839)	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(29,459,541)	—
Short Sales – Common Stocks	(53,849,088)	—	—

	$2,530,744,055	$558,763,485	$515,492
Other Financial Instruments*	(3,758,995)	933,687	—

Total	$2,526,985,060	$559,697,172	$515,492

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Collateralized Mortgage Obligations
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(8,297)
Net purchases (sales)	523,789
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$515,492

The investment allocation of portfolio holdings and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Affiliated Mutual Funds	65.5%
U.S. Treasury Obligations	8.1
Affiliated Money Market Mutual Fund	7.9
Exchange Traded Funds	4.2
U.S. Government Agency Obligations	2.4
U.S. Government Mortgage-Backed Obligations	1.9
Foreign Government Bonds	1.5
Mutual Funds	1.5
Repurchase Agreements	0.9
Commercial Paper	0.8
Oil, Gas & Consumable Fuels	0.6
Financial—Bank & Trust	0.6
Electric Utilities	0.5
Commercial Banks	0.4
Commercial Services & Supplies	0.4
Independent Power Producers & Energy Traders	0.3
Multi-Utilities	0.3
Diversified Financial Services	0.2
Collateralized Mortgage Obligations	0.2
Transportation Infrastructure	0.2
Financial Services	0.2
Diversified Telecommunication Services	0.2
Insurance	0.2
Sovereign Bonds	0.2
Wireless Telecommunication Services	0.2
Engineering/Construction	0.2
Telecommunications	0.2
Electric	0.2
Electrical Equipment	0.1
Gas Utilities	0.1
Air Freight & Logistics	0.1
Retail & Merchandising	0.1
Semiconductors	0.1
Tobacco	0.1
Computer Services & Software	0.1
Real Estate Investment Trusts	0.1
Road & Rail	0.1
Healthcare Products	0.1
Pharmaceuticals	0.1
Electronic Components & Equipment	0.1
Media	0.1
Foods	0.1
Healthcare Providers & Services	0.1
Chemicals	0.1
Internet Software & Services	0.1

101.7
Options Written and Securities Sold Short	(2.6)
Other assets in excess of other liabilities	0.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$1,296,676	*	Due to broker-variation margin	$755,940	*
Interest rate contracts	Unrealized appreciation on swap agreements	970,218		Unrealized depreciation on swap agreements	120,718
Interest rate contracts	Premiums paid for swap agreements	613,163		Premiums received for swap agreements	234,677
Interest rate contracts	—	—		Written options outstanding, at value	137,997
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,245,561		Unrealized depreciation on foreign currency forward contracts	866,897
Credit contracts	—	—		Unrealized depreciation on swap agreements	294,477
Credit contracts	Premiums paid for swap agreements	299,137		—	—
Equity contracts	Unaffiliated investments	98,982		Written options outstanding, at value	57,842
Equity contracts	Due to broker-variation margin	190,164	*	Due to broker-variation margin	647,299	*
Commodity contracts	Due to broker-variation margin	5,289,684	*	Due to broker-variation margin	9,132,280	*

Total		$10,003,585			$12,248,127

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(9,453)	$3,859,094	$258,237	$(3,678,587)	$—	$429,291
Foreign exchange contracts	—	—	—	—	—	917,017	917,017
Credit contracts	—	—	—	—	(34,093)	—	(34,093)
Equity contracts	(326,496)	(2,227,228)	359,148	2,634,924	—	—	440,348
Commodity contracts	—	—	13,358,846	—	—	—	13,358,846

Total	$(326,496)	$(2,236,681)	$17,577,088	$2,893,161	$(3,712,680)	$917,017	$15,111,409

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$4,532	$(3,316,729)	$(67,196)	$—	$—	$(3,379,393)
Foreign exchange contracts	—	—	—	—	(9,623,865)	(9,623,865)
Credit contracts	—	—	—	(294,477)	—	(294,477)
Equity contracts	648,400	(991,658)	(1,796,897)	7,227,346	—	5,087,191
Commodity contracts	—	(3,767,883)	—	—	—	(3,767,883)

Total	$652,932	$(8,076,270)	$(1,864,093)	$6,932,869	$(9,623,865)	$(11,978,427)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Affiliated investments (cost $2,597,694,833)	$2,289,632,855
Unaffiliated investments (cost $914,080,662)	883,894,645
Cash	11,435,727
Deposit with broker	57,585,822
Foreign currency, at value (cost $1,896,466)	1,943,306
Receivable for investments sold	147,349,738
Receivable for fund share sold	17,520,637
Dividends and interest receivable	4,535,933
Unrealized appreciation on foreign currency forward contracts	1,245,561
Unrealized appreciation on swap agreements	970,218
Premiums paid for swap agreements	912,300
Tax reclaim receivable	74,359
Prepaid expenses	6,358

Total Assets	3,417,107,459

LIABILITIES:
Payable for investments purchased	193,677,035
Securities sold short, at value (proceeds received $91,836,273)	83,308,629
Payable for fund share repurchased	12,357,100
Due to broker-variation margin	4,000,530
Due to broker	1,790,000
Unrealized depreciation on foreign currency forward contracts	866,897
Advisory fees payable	729,994
Unrealized depreciation on swap agreements	415,195
Accrued expenses and other liabilities	396,888
Premiums received for swap agreements	234,677
Written options outstanding, at value (premiums received $280,116)	195,839
Dividends payable on securities sold short	46,958
Shareholder servicing fees payable	6,023
Affiliated transfer agent fee payable	898
Interest payable on investments sold short	555

Total Liabilities	298,027,218

NET ASSETS	$3,119,080,241

Net assets were comprised of:
Paid-in capital	$4,223,115,630
Retained earnings	(1,104,035,389)

Net assets, June 30, 2009	$3,119,080,241

Net asset value and redemption price per share, $3,119,080,241 / 378,607,897 outstanding shares of beneficial interest	$8.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$50,001,799
Unaffiliated dividend income (net of $113,833 foreign withholding tax)	4,350,221
Unaffiliated interest income	3,952,740

58,304,760

EXPENSES
Advisory fees	9,256,532
Shareholder servicing fees and expenses	425,153
Custodian and accounting fees	453,000
Dividends on securities sold short	354,626
Audit fee	40,000
Insurance expenses	37,000
Trustees’ fees	31,000
Broker fees and expenses on short sales	10,884
Shareholders’ reports	8,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Loan interest expense (Note 7)	18
Miscellaneous	22,155

Total expenses	10,653,368
Less: advisory fee waiver and expense reimbursement	(450,828)

Net expenses	10,202,540

NET INVESTMENT INCOME	48,102,220

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $(226,487,034))	(256,092,503)
Net capital gain distribution received (including affiliated $26,631,453)	26,631,453
Futures transactions	17,577,088
Options written transactions	2,893,161
Short sales transactions	6,953,702
Swap agreement transactions	(3,712,678)
Foreign currency transactions	3,920,036

(201,829,741)

Net change in unrealized appreciation (depreciation) on:
Investments and other assets (including affiliated $300,799,676)	349,844,387
Futures	(8,076,270)
Options written	(1,864,093)
Short sales	(11,561,806)
Swap agreements	6,932,869
Foreign currencies	565,847

335,840,934

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	134,011,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$182,113,413

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$48,102,220	$76,677,146
Net realized loss on investment transactions	(201,829,741)	(617,749,127)
Net change in unrealized appreciation (depreciation) on investments	335,840,934	(964,462,496)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	182,113,413	(1,505,534,477)

DISTRIBUTIONS	(76,860,915)	(242,455,458)

FUND SHARE TRANSACTIONS:
Fund share sold [78,548,838 and 127,979,935 shares, respectively]	617,531,146	1,275,309,534
Fund share issued in reinvestment of distributions [9,161,015 and 22,202,881 shares, respectively]	76,860,915	242,455,458
Fund share repurchased [41,619,220 and 239,422,766 shares, respectively]	(303,874,046)	(2,281,442,804)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	390,518,015	(763,677,812)

TOTAL INCREASE (DECREASE) IN NET ASSETS	495,770,513	(2,511,667,747)
NET ASSETS:
Beginning of period	2,623,309,728	5,134,977,475

End of period	$3,119,080,241	$2,623,309,728

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 58.7%
Aerospace & Defense — 1.5%
BAE Systems PLC (United Kingdom)	107,900	$602,947
BBA Aviation PLC (United Kingdom)	305,300	574,129
Finmeccanica SpA (Italy)	57,900	816,508
General Dynamics Corp.	74,425	4,122,401
Honeywell International, Inc.	53,600	1,683,040
Lockheed Martin Corp.	68,198	5,500,169
MTU Aero Engines Holding AG (Germany)	21,300	778,305
Raytheon Co.	42,350	1,881,610
Rolls-Royce Group PLC (United Kingdom)*	311,510	1,862,509
Rolls-Royce Group PLC (Class C Stock) (United Kingdom)*	35,171,908	57,865
Safran SA (France)	43,300	573,506
Thales SA (France)	5,400	242,429

		18,695,418

Agriculture — 0.1%
Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	518,076	302,959
Wilmar International Ltd. (Singapore)	262,000	903,678

		1,206,637

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	362,700	210,758
Deutsche Lufthansa AG (Germany)	22,600	283,826
Qantas Airways Ltd. (Australia)	376,200	609,180
Ryanair Holdings PLC, ADR (Ireland)*(a)	57,179	1,623,312
Singapore Airlines Ltd. (Singapore)	75,000	686,640
Southwest Airlines Co.	460,600	3,099,838

		6,513,554

Auto/Trucks Parts & Equipment — 0.1%
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	6,200	355,085
GKN PLC (United Kingdom)*	150,700	308,368
Keihin Corp. (Japan)	49,300	647,737
Nifco, Inc. (Japan)	20,600	319,114

		1,630,304

Automobile Manufacturers — 0.2%
Daimler AG (Germany)	8,700	315,947
Fuji Heavy Industries Ltd. (Japan)*	700	2,828
Honda Motor Co. Ltd. (Japan)	12,600	346,637
Nissan Motor Co. Ltd. (Japan)*	81,800	496,435
Sumitomo Electric Industries Ltd. (Japan)	44,400	497,805
Toyota Motor Corp. (Japan)	8,600	325,229

		1,984,881

Banks — 1.8%
Australia & New Zealand Banking Group Ltd. (Australia)	49,700	658,649
Bank of America Corp.	1,058,232	13,968,662
Bank Rakyat Indonesia (Indonesia)	1,526,500	935,925
Barclays PLC (United Kingdom)*	498,365	2,315,924
BNP Paribas (France)	8,000	521,701
HDFC Bank Ltd., ADR (India)	6,796	700,871
Standard Chartered PLC (United Kingdom)	104,578	1,966,380
Unione di Banche Italiane SCPA (Italy)	19,100	248,898

		21,317,010

Beverages — 0.3%
Anheuser-Busch InBev NV (Belgium)	40,735	1,477,034
Coca-Cola Co. (The)	44,900	2,154,751

		3,631,785

Biotechnology — 0.4%
Amgen, Inc.*	42,250	2,236,715
Genzyme Corp.*(a)	6,821	379,725
Gilead Sciences, Inc.*	40,121	1,879,268

		4,495,708

Broadcasting — 0.1%
Liberty Media Corp. – Entertainment (Class A Stock)*	28,000	749,000

Building Materials — 0.3%
Central Glass Co. Ltd. (Japan)	62,000	246,592
Ciments Francais SA (France)	5,400	458,958
CRH PLC (Ireland)	50,112	1,151,788
Holcim Ltd. (Switzerland)*	15,960	908,669
Lafarge SA (France)	3,000	204,114
Sanwa Holdings Corp. (Japan)	144,000	514,803

		3,484,924

Business Services — 0.5%
Adecco SA (Switzerland)	9,900	413,792
MasterCard, Inc. (Class A Stock)(a)	32,943	5,511,693

		5,925,485

Capital Markets — 0.3%
Credit Suisse Group AG (Switzerland)	78,079	3,577,267
Deutsche Bank AG (Germany)	4,200	255,322

		3,832,589

Chemicals — 1.8%
Asahi Kasei Corp. (Japan)	146,000	740,768
BASF SE (Germany)	15,700	625,516
Clariant AG (Switzerland)*	65,900	417,349
Denki Kagaku Kogyo Kabushiki Kaisha (Japan)	157,000	436,044
Dow Chemical Co. (The)	203,227	3,280,084
Du Pont (E.I.) de Nemours & Co.	80,100	2,052,162
Kingboard Chemical Holdings Ltd. (Hong Kong)	196,500	481,744
Koninklijke DSM NV (Netherlands)	31,800	1,000,005
Nippon Shokubai Co. Ltd. (Japan)	85,000	651,377

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Potash Corp. of Saskatchewan (Canada)	48,196	$4,484,638
Praxair, Inc.	64,962	4,616,849
Solvay SA (Belgium)	13,000	1,099,758
Syngenta AG (Switzerland)	4,438	1,032,571
Tessenderlo Chemie NV (Belgium)	8,700	277,607
Zeon Corp. (Japan)	118,000	460,805

		21,657,277

Clothing & Apparel — 0.1%
Fast Retailing Co. Ltd. (Japan)	8,200	1,068,661
Onward Holdings Co. Ltd. (Japan)	31,000	199,208
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	199,500	469,301

		1,737,170

Commercial Banks — 0.6%
Banco Bilbao Vizcaya Argentaria SA (Spain)	101,600	1,279,301
Banco Espirito Santo SA (Portugal)	40,500	218,400
Banco Santander SA (Spain)	164,200	1,984,882
Credit Agricole SA (France)	13,100	164,252
Danske Bank A/S (Denmark)*	39,900	688,339
DnB NOR ASA (Norway)*	85,000	649,483
Julius Baer Holding AG (Switzerland)	16,529	642,849
Nordea Bank AB (Sweden)	38,800	308,358
Societe Generale (France)	11,300	620,266
Verwaltungs und Privat Bank AG (Liechtenstein)	1,500	147,429

		6,703,559

Commercial Services — 1.1%
Capita Group PLC (The) (United Kingdom)	188,476	2,222,276
SGS SA (Switzerland)	1,223	1,519,071
Toppan Forms Co. Ltd. (Japan)	27,800	355,949
Visa, Inc. (Class A Stock)(a)	118,891	7,402,154
Waste Management, Inc.	66,000	1,858,560

		13,358,010

Computer Services & Software — 2.9%
Adobe Systems, Inc.*	72,654	2,056,108
Apple, Inc.*	56,932	8,108,825
Autonomy Corp. PLC (United Kingdom)*	78,147	1,851,668
Dell, Inc.*	222,200	3,050,806
Hitachi Information Systems Ltd. (Japan)	22,200	468,370
Iliad SA (France)	12,046	1,171,462
Infosys Technologies Ltd., ADR (India)(a)	52,539	1,932,384
International Business Machines Corp.	79,183	8,268,289
Itochu Techno-Solutions Corp. (Japan)	6,500	193,172
Microsoft Corp.	264,300	6,282,411
NEC Fielding Ltd. (Japan)	20,600	284,010
Tieto Oyj (Finland)	39,200	521,629
Wincor Nixdorf AG (Germany)	8,600	482,202

		34,671,336

Computers — 0.1%
Cap Gemini SA (France)	10,500	388,601
Research In Motion Ltd. (Canada)*	11,269	800,662

		1,189,263

Conglomerates
CITIC Pacific Ltd. (Hong Kong)*	300	618

Construction — 0.1%
AMEC PLC (United Kingdom)	78,490	845,782

Consumer Products & Services — 0.8%
Avon Products, Inc.	94,400	2,433,632
Electrolux AB (Class B Stock) (Sweden)*	32,600	456,062
Fisher & Paykel Appliances Holdings Ltd. (Class H Stock) (New Zealand)	203,200	87,704
Fortune Brands, Inc.	70,000	2,431,800
Indesit Co. SpA (Italy)*	27,510	140,928
Newell Rubbermaid, Inc.	174,100	1,812,381
Pacific Brands Ltd. (Australia)	319,300	218,849
Reckitt Benckiser Group PLC (United Kingdom)	46,677	2,131,640

		9,712,996

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	196,900	791,743

Distribution/Wholesale — 0.2%
Li & Fung Ltd. (Hong Kong)	360,000	961,210
Marubeni Corp. (Japan)	131,301	580,716
Sumitomo Corp. (Japan)	55,800	567,190

		2,109,116

Diversified Financial Services — 0.7%
Hitachi Capital Corp. (Japan)	42,400	573,541
Redecard SA (Brazil)	61,300	938,505
Takefuji Corp. (Japan)	105,600	576,242
U.S. Bancorp	329,566	5,905,823

		7,994,111

Diversified Manufacturing — 0.7%
3M Co.	51,000	3,065,100
AGFA-Gevaert NV (Belgium)*	35,200	100,834
IMI PLC (United Kingdom)	112,600	579,081
Mitsubishi Corp. (Japan)	81,200	1,498,401
Tomkins PLC (United Kingdom)	267,500	652,511
Tyco International Ltd. (Switzerland)	97,400	2,530,452

		8,426,379

Diversified Operations
Davis Service Group PLC (United Kingdom)	20,300	111,543
Mitsui & Co. Ltd. (Japan)	31,200	369,710

		481,253

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	190,900	$4,741,956
Verizon Communications, Inc.	46,000	1,413,580

		6,155,536

Electric
RWE AG (Germany)	6,100	481,044

Electric Utilities — 0.3%
Entergy Corp.	44,000	3,410,880

Electronic Components — 0.6%
Eizo Nanao Corp. (Japan)	13,400	262,421
Enel SpA (Italy)	140,800	687,377
Omron Corp. (Japan)	22,500	325,985
Ryosan Co. Ltd. (Japan)	17,800	418,799
Schneider Electric SA (France)	19,174	1,467,544
Spectris PLC (United Kingdom)	57,500	522,579
Tyco Electronics Ltd. (Switzerland)	144,100	2,678,819
Vestas Wind Systems A/S (Denmark)*	12,654	908,110

		7,271,634

Electronic Equipment & Instruments
Alps Electric Co. Ltd. (Japan)*	36,700	198,975

Energy – Alternate Sources
First Solar, Inc.*	3,392	549,911

Engineering/Construction — 0.5%
ABB Ltd. (Switzerland)*	85,698	1,353,230
Bouygues SA (France)	9,200	347,926
China Railway Construction Corp. Ltd. (China)	605,000	928,427
Kyowa Exeo Corp. (Japan)	70,000	696,045
Vinci SA (France)	37,681	1,700,347
WorleyParsons Ltd. (Australia)	46,260	881,641

		5,907,616

Entertainment & Leisure — 0.1%
TABCORP Holdings Ltd. (Australia)	127,400	733,203
Thomas Cook Group PLC (United Kingdom)	231,000	782,732

		1,515,935

Environmental Control
Kurita Water Industries Ltd. (Japan)	17,845	576,316

Equipment Services — 0.2%
BlueScope Steel Ltd. (Australia)	247,500	501,857
Downer EDI Ltd. (Australia)	181,900	817,980
Kyoei Steel Ltd. (Japan)	18,900	533,846

		1,853,683

Exchange Traded Funds — 9.0%
iShares Barclays Aggregate Bond Fund	275,600	28,152,540
iShares Barclays Intermediate Credit Bond Fund	81,500	8,149,185
iShares Barclays MBS Bond Fund	29,500	3,105,760
iShares Barclays TIPS Bond Fund	8,700	884,181
iShares iBoxx Investment Grade Corporate Bond Fund	47,900	4,803,412
iShares MSCI EAFE Index Fund	50,000	2,290,500
iShares MSCI Emerging Markets Index Fund	100,000	3,223,000
iShares Russell 1000 Growth Index Fund(a)	188,850	7,748,515
iShares Russell 1000 Value Index Fund	238,800	11,366,880
iShares Russell 2000 Index Fund(a)	70,100	3,572,296
iShares S&P 500 Growth Index Fund	137,000	6,544,490
iShares S&P Global 100 Index Fund(a)	211,200	10,414,272
iShares S&P Smallcap 600 Index Fund(a)	144,100	6,408,127
SPDR Trust, Series 1(a)	138,600	12,740,112

		109,403,270

Farming & Agriculture — 0.5%
AWB Ltd. (Australia)	248,700	235,441
Monsanto Co.	83,502	6,207,539

		6,442,980

Financial – Bank & Trust — 1.6%
Banco Popolare SC (Italy)*	19,500	145,824
Dexia SA (Belgium)*	14,400	109,929
Fifth Third Bancorp	150,000	1,065,000
Governor & Co. of the Bank of Ireland (The) (Ireland)*	71,900	170,703
HSBC Holdings PLC (United Kingdom)	193,200	1,612,019
Itau Unibanco Banco Multiplo SA, ADR (Brazil)(a)	79,910	1,264,975
Keycorp(a)	191,400	1,002,936
Morgan Stanley	109,184	3,112,836
National Australia Bank Ltd. (Australia)	50,400	908,017
State Street Corp.	70,000	3,304,000
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	94,000	504,393
Svenska Handelsbanken AB (Class A Stock) (Sweden)	50,500	957,643
Wells Fargo & Co.(a)	239,147	5,801,706

		19,959,981

Financial Services — 3.6%
Alpha Bank A.E. (Greece)*	12,800	140,136
American Express Co.	165,576	3,847,986
Ameriprise Financial, Inc.	94,200	2,286,234
Bank of New York Mellon Corp. (The)	49,900	1,462,569
BM&FBOVESPA SA (Brazil)	161,505	964,332
Citigroup, Inc.	10,000	335,600
Goldman Sachs Group, Inc. (The)	72,600	10,704,144
H&R Block, Inc.	101,800	1,754,014
JPMorgan Chase & Co.	426,903	14,561,661
Keiyo Bank Ltd. (The) (Japan)	22,000	115,323

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Financial Services (cont’d.)
Macquarie Group Ltd. (Australia)	38,200	$1,195,913
Noble Group Ltd. (Hong Kong)	1,688,000	2,103,882
Pargesa Holding SA (Switzerland)	5,800	362,218
Pohjola Bank PLC (Finland)	18,800	150,627
Sumitomo Mitsui Financial Group, Inc. (Japan)	10,000	404,653
Turkiye Garanti Bankasi AS (Turkey)*	284,396	756,593
Western Union Co. (The)	152,300	2,497,720

		43,643,605

Foods — 0.8%
CSM (Netherlands)	21,686	320,801
Dairy Crest Group PLC (United Kingdom)	112,800	596,942
Delhaize Group (Belgium)	15,500	1,091,268
East Asiatic Co. Ltd. A/S (Denmark)	10,000	333,264
Greggs PLC (United Kingdom)	44,000	270,672
Kraft Foods, Inc. (Class A Stock)	52,800	1,337,952
Marston’s PLC (United Kingdom)	193,200	378,122
Nestle SA (Switzerland)	71,876	2,713,926
Suedzucker AG (Germany)	12,500	253,350
Tate & Lyle PLC (United Kingdom)	119,300	626,567
Woolworths Ltd. (Australia)	72,853	1,545,646

		9,468,510

Gas Distribution
Centrica PLC (United Kingdom)	93,600	344,170

Healthcare-Products — 0.3%
Boston Scientific Corp.*	16,700	169,338
Covidien PLC (Ireland)	80,700	3,021,408
Sonova Holding AG (Switzerland)	6,454	525,531

		3,716,277

Home Furnishings — 0.1%
Alpine Electronics, Inc. (Japan)*	12,900	133,446
SEB SA (France)	13,200	547,771

		681,217

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	211,674	12,169,138
Wynn Resorts Ltd.*(a)	48,586	1,715,086

		13,884,224

Industrial Conglomerates — 0.3%
General Electric Co.	326,300	3,824,236

Industrial Products — 0.1%
Alstom SA (France)	28,502	1,692,357

Instruments – Controls
Rotork PLC (United Kingdom)	37,683	514,049

Insurance — 1.2%
Aegon NV (Netherlands)*	49,800	308,315
Allianz SE (Germany)	7,000	645,699
Amlin PLC (United Kingdom)	116,086	578,731
Aviva PLC (United Kingdom)	49,100	276,451
Baloise Holding AG (Switzerland)	9,500	706,452
Beazley PLC (United Kingdom)	224,368	359,740
Brit Insurance Holdings PLC (United Kingdom)	138,000	429,453
China Life Insurance Co. Ltd. (Class H Stock) (China)	448,000	1,646,490
Fondiaria SAI SpA (Italy)	14,900	240,515
Hannover Rueckversicherung AG (Germany)*	7,300	269,863
Hartford Financial Services Group, Inc. (The)	34,400	408,328
Hiscox Ltd. (Bermuda)	60,800	289,656
ING Groep NV, ADR (Netherlands)*	42,700	432,597
Irish Life & Permanent PLC (Ireland)*	48,500	246,026
Legal & General Group PLC (United Kingdom)	384,600	359,735
Marsh & McLennan Cos., Inc.(a)	171,700	3,456,321
Muenchener Rueckversicherungs AG (Germany)	9,100	1,229,462
Old Mutual PLC (United Kingdom)*	191,100	255,208
RSA Insurance Group PLC (United Kingdom)	120,800	239,867
Swiss Reinsurance (Switzerland)	18,400	611,386
Zurich Financial Services AG (Switzerland)	11,539	2,039,556

		15,029,851

Internet — 0.6%
Google, Inc. (Class A Stock)*	16,627	7,009,777

Iron/Steel
JFE Holdings, Inc. (Japan)	15,400	517,399

Leisure Equipment — 0.2%
Nintendo Co. Ltd. (Japan)	6,500	1,798,907

Lumber & Wood Products — 0.2%
Weyerhaeuser Co.	79,000	2,403,970

Machinery & Equipment — 0.1%
Georg Fischer AG (Switzerland)*	1,700	290,622
Rieter Holding AG (Switzerland)*	1,700	285,504
Weg SA (Brazil)	56,400	400,082

		976,208

Media — 1.2%
British Sky Broadcasting Group PLC (United Kingdom)	238,257	1,788,527
Cablevision Systems Corp. (Class A Stock)	160,000	3,105,600
DIRECTV Group, Inc. (The)*	43,501	1,074,910
Jupiter Telecommunications Co. Ltd. (Japan)	1,396	1,058,907
Lagardere SCA (France)	9,700	323,391
Naspers Ltd. (Class N Stock) (South Africa)	50,700	1,335,252
New York Times Co. (The) (Class A Stock)(a)	81,600	449,616
Time Warner Cable, Inc.	62,400	1,976,208
Time Warner, Inc.	149,800	3,773,462
Trinity Mirror PLC (United Kingdom)	126,600	119,300
Viacom, Inc. (Class B Stock)*	6,100	138,470

		15,143,643

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (Continued)
Medical Supplies & Equipment — 0.5%
Johnson & Johnson	74,500	$4,231,600
Takeda Pharmaceutical Co. Ltd. (Japan)	35,600	1,384,125

		5,615,725

Metals & Mining — 0.8%
Agnico-Eagle Mines Ltd. (Canada)(a)	13,179	691,634
Alcoa, Inc.(a)	101,000	1,043,330
BHP Billiton Ltd., ADR (Australia)(a)	18,902	1,034,506
BHP Billiton PLC, ADR (United Kingdom)(a)	79,200	3,600,432
Centennial Coal Co. Ltd. (Australia)	157,200	308,725
Mitsui Mining & Smelting Co. Ltd. (Japan)*	194,000	500,870
Nippon Light Metal Co. Ltd. (Japan)*	394,000	449,138
Norddeutsche Affinerie AG (Germany)	7,900	229,582
Rautaruukki Oyj (Finland)	7,600	152,436
ThyssenKrupp AG (Germany)	32,900	819,623
Vedanta Resources PLC (United Kingdom)	59,558	1,267,949

		10,098,225

Multimedia — 0.1%
Vivendi (France)	46,900	1,125,785

Office Equipment — 0.1%
OCE NV (Netherlands)*	37,500	201,633
Ricoh Co. Ltd. (Japan)	32,000	412,230

		613,863

Oil & Gas — 2.5%
Baker Hughes, Inc.	94,200	3,432,648
Cairn Energy PLC (United Kingdom)*	21,032	813,212
ENI SpA (Italy)	48,500	1,150,282
EOG Resources, Inc.	8,893	604,013
Exxon Mobil Corp.	104,900	7,333,559
Murphy Oil Corp.	69,150	3,756,228
National Oilwell Varco, Inc.*	57,823	1,888,499
NiSource, Inc.	78,200	911,812
Norsk Hydro ASA (Norway)*	16,000	82,441
StatoilHydro ASA (Norway)	20,500	404,940
Total SA (France)	16,000	867,212
Total SA, ADR (France)(a)	116,700	6,328,641
Tullow Oil PLC (United Kingdom)	106,790	1,653,960
XTO Energy, Inc.	22,728	866,846

		30,094,293

Oil, Gas & Consumable Fuels — 3.7%
BG Group PLC (United Kingdom)	184,876	3,113,251
BP PLC (United Kingdom)	373,800	2,953,695
Chevron Corp.	97,750	6,475,937
China Oilfield Services Ltd. (Class H Stock) (China)	788,000	849,085
CNOOC Ltd. (Hong Kong)	976,000	1,202,288
Cosmo Oil Co. Ltd. (Japan)	200,937	680,298
Nippon Oil Corp. (Japan)	153,000	900,943
Petrofac Ltd. (United Kingdom)	70,248	775,468
Petroleo Brasileiro SA (PRFC Shares) (Brazil)	81,726	1,357,999
Petroleo Brasileiro SA, ADR (Brazil)(a)	162,708	6,667,774
Repsol YPF SA (Spain)	44,500	996,130
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	116,300	2,927,898
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	58,450	2,933,605
Saipem SpA (Italy)	66,821	1,632,547
Schlumberger Ltd. (Netherlands)	20,650	1,117,372
Sunoco, Inc.	36,000	835,200
Transocean Ltd. (Switzerland)*	123,299	9,159,883

		44,579,373

Paper & Forest Products — 0.2%
DS Smith PLC (United Kingdom)	107,300	117,674
International Paper Co.(a)	144,900	2,192,337

		2,310,011

Pharmaceuticals — 3.0%
Abbott Laboratories	83,454	3,925,676
Actelion Ltd. (Switzerland)*	22,351	1,171,510
Astellas Pharma, Inc. (Japan)	36,400	1,285,363
AstraZeneca PLC (United Kingdom)	48,500	2,138,483
GlaxoSmithKline PLC (United Kingdom)	35,200	621,748
H. Lundbeck A/S (Denmark)	27,870	530,245
Merck & Co., Inc.(a)	134,700	3,766,212
Miraca Holdings, Inc. (Japan)	28,500	696,653
Novartis AG (Switzerland)	45,600	1,856,250
Novo Nordisk A/S (Class B Stock) (Denmark)	34,977	1,905,031
Pfizer, Inc.	144,900	2,173,500
Qaigen NV (Netherlands)*	64,156	1,191,434
Roche Holding AG (Switzerland)	14,345	1,954,538
Sanofi-Aventis SA (France)	34,000	2,009,056
Schering-Plough Corp.	106,800	2,682,816
Terumo Corp. (Japan)	27,100	1,194,760
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	55,091	2,718,190
Wyeth	110,100	4,997,439

		36,818,904

Pipelines — 0.3%
Spectra Energy Corp.	193,200	3,268,944

Real Estate — 0.5%
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	61,879	1,056,275
CapitaLand Ltd. (Singapore)	398,000	1,011,933
China Overseas Land & Investment Ltd. (Hong Kong)	630,000	1,454,034
St. Joe Co. (The)*(a)	74,800	1,981,452

		5,503,694

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Retail
Li Ning Co. Ltd. (China)	73,000	$214,209

Retail & Merchandising — 2.7%
Aoyama Trading Co. Ltd. (Japan)	29,000	500,522
Circle K Sunkus Co. Ltd. (Japan)	38,400	598,987
Costco Wholesale Corp.	73,251	3,347,571
CVS Caremark Corp.	152,604	4,863,490
Greene King PLC (United Kingdom)	47,500	302,818
Hennes & Mauritz AB (Class B Stock) (Sweden)	22,900	1,143,496
Inditex SA (Spain)	38,291	1,842,838
NIKE, Inc. (Class B Stock)	104,905	5,431,981
Plenus Co. Ltd. (Japan)	29,700	433,589
Rallye SA (France)	14,900	395,401
Shoppers Drug Mart Corp. (Canada)	43,576	1,872,815
Tim Hortons, Inc. (Canada)	26,075	637,107
UNY Co. Ltd. (Japan)	39,000	333,223
Wal-Mart Stores, Inc.	98,662	4,779,187
Yum! Brands, Inc.	173,973	5,800,260

		32,283,285

Semiconductors — 0.4%
Analog Devices, Inc.	69,700	1,727,166
ASM Pacific Technology Ltd. (Hong Kong)	61,200	312,962
STMicroelectronics NV (Switzerland)	42,100	317,370
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	568,000	932,202
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)(a)	213,913	2,012,921

		5,302,621

Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.	25,000	413,750
MediaTek, Inc. (Taiwan)	114,000	1,353,459

		1,767,209

Specialty Retail — 0.7%
Home Depot, Inc. (The)(a)	210,200	4,967,026
Lowe’s Cos., Inc.	212,647	4,127,478

		9,094,504

Steel Producers/Products
Voestalpine AG (Austria)	6,000	165,264

Telecommunications — 1.9%
BT Group PLC (United Kingdom)	444,100	744,087
France Telecom SA (France)	33,200	755,422
Juniper Networks, Inc.*	39,852	940,507
KDDI Corp. (Japan)	180	955,088
MobileOne Ltd. (Singapore)	153,900	162,461
MTN Group Ltd. (South Africa)	124,038	1,905,027
Nippon Telegraph & Telephone Corp. (Japan)	26,900	1,095,514
NTT DoCoMo, Inc. (Japan)	800	1,170,110
Portugal Telecom SGPS SA (Portugal)	128,700	1,262,435
QUALCOMM, Inc.	151,882	6,865,066
Qwest Communications International, Inc.(a)	224,500	931,675
Swisscom AG (Switzerland)	3,700	1,138,568
Telecom Italia SpA (Italy)	608,600	843,816
Telefonica SA (Spain)	154,101	3,499,584
Vodafone Group PLC (United Kingdom)	553,500	1,076,524

		23,345,884

Tobacco — 0.2%
Altria Group, Inc.	76,600	1,255,474
Philip Morris International, Inc.	37,750	1,646,655

		2,902,129

Transportation — 1.5%
Canadian National Railway Co. (Canada)(a)	41,339	1,775,923
Go-Ahead Group PLC (United Kingdom)	21,712	427,112
Kuehne & Nagel International AG (Switzerland)	8,675	681,427
Nippon Express Co. Ltd. (Japan)	156,000	708,197
Norfolk Southern Corp.(a)	81,577	3,073,006
Seino Holdings Corp. (Japan)	87,000	721,680
Union Pacific Corp.	216,274	11,259,225

		18,646,570

Utilities — 0.9%
Drax Group PLC (United Kingdom)	57,400	415,497
E.ON AG (Germany)	74,314	2,637,997
Endesa SA (Spain)*	21,500	516,407
Iberdrola Renovables SA (Spain)*	315,569	1,446,742
Illinois Tool Works, Inc.	98,600	3,681,724
Pinnacle West Capital Corp.	61,100	1,842,165

		10,540,532

Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp.*	505,100	2,429,531

TOTAL COMMON STOCKS (cost $793,819,912)		714,242,624

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 10.9%
Federal Home Loan Mortgage Corp.
5.50%	02/01/39	$781	807,451
Federal Home Loan Mortgage Corp.
4.717%(c)	03/01/35	212	219,796
5.50%	12/01/36-12/01/38	5,581	5,769,666
5.50%	TBA	4,000	4,128,752
5.875%	03/21/11	700	733,940
6.50%	02/01/38	300	319,131

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Federal National Mortgage Assoc.
2.638%	03/01/44-07/01/44	$289	$284,876
2.713%(c)	11/01/42	221	220,464
4.50%	05/01/22-06/01/23	1,525	1,557,647
5.029%(c)	09/01/19	3	3,280
5.083%(c)	06/01/35	458	478,161
5.391%	09/01/14	1,856	1,982,882
5.50%	07/01/35-03/01/39	49,068	50,717,825
6.00%	03/01/37-11/01/38	15,458	16,173,180
Government National Mortgage Assoc.
5.50%	TBA	17,000	17,552,500
6.00%	10/15/34-10/15/38	10,552	11,003,990
6.00%	10/15/38(k)	15,379	16,038,838
6.50%	10/15/38	4,491	4,769,341

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $132,251,579)			132,761,720

		Moody’s Ratings†
CORPORATE BONDS — 10.2%
Advertising
Omnicom Group, Inc.,
Gtd. Notes
5.90%	04/15/16	Baa1		200	200,335

Aerospace
Goodrich Corp.,
Sr. Unsec’d. Notes
6.29%	07/01/16	Baa2		100	102,200

Airlines
Southwest Airlines Co.,
Sr. Unsec’d. Notes
6.50%	03/01/12	Baa3		100	103,638

Automotive Parts — 0.3%
Autozone, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2		1,500	1,557,990
6.95%	06/15/16	Baa2		2,400	2,461,068

					4,019,058

Banks — 2.1%
American Express Bank FSB,
Sr. Unsec’d. Notes
0.438%(c)	05/29/12	A2		200	177,616
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.00%	09/13/17	A2		300	273,651
Australia & New Zealand Banking Group Ltd.,
Foreign Gov’t. Gtd. Bonds, 144A (Australia)
0.893%(c)	06/18/12	Aaa		1,000	995,684
Bank of America Corp.,
FDIC Gtd. Notes
1.339%(c)	04/30/12	Aaa		2,000	2,024,202
Sr. Notes
7.625%	06/01/19	A2		300	301,338
Sr. Unsec’d. Notes
1.399%(c)	10/14/16	A2		500	378,305
5.65%	05/01/18	A2		200	176,726
Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	300	290,464
4.75%(c)	05/23/17	A3	EUR	600	591,776
Barclays Bank PLC,
Sub. Notes, 144A (United Kingdom)(g)
10.179%	06/12/21	Baa1		2,800	2,893,072
BNP Paribas,
Jr. Sub. Notes, 144A (France)
5.186%(c)	06/29/49	Aa3		200	130,189
Commonwealth Bank of Australia,
Gov’t. Liquid. Gtd, 144A (Australia)
1.009%(c)	12/10/12	Aaa		700	700,070
1.109%(c)	06/25/14	Aaa		3,300	3,311,880
2.50%	12/10/12	Aaa		900	891,925
Dexia Credit Local,
Gov’t. Liquid. Gtd, 144A (France)
1.262%(c)	09/23/11	Aa1		200	200,007
2.375%	09/23/11	Aa1		800	800,868
European Investment Bank,
Unsub. Notes (Australia)
5.375%	05/20/14	AAA(d)	AUD	1,000	782,919
Fortis Bank Nederland Holding NV,
Gov’t. Liquid Gtd., MTN (Netherlands)
3.375%	05/19/14	Aaa	EUR	1,800	2,526,421
ING Bank Ltd.,
Gov’t. Gtd. Notes (Australia)
3.905%	06/24/14	Aaa	AUD	2,000	1,602,984

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Banks (cont’d.)
JPMorgan Chase Bank NA,
Jr. Sub. Notes
4.375%(c)	11/30/21	Aa2	EUR	600	$711,622
Sub. Notes
6.00%	10/01/17	Aa2		$1,200	1,168,006
Kreditanstalt Fuer Wiederaufbau,
Foreign Gov’t. Gtd. Bonds (Germany)
3.875%	01/21/19	Aaa	EUR	300	415,023
Rabobank Nederland NV,
Sub. Notes, 144A (Netherlands)
11.00%(c)	12/29/49	Aa2		150	166,875
Societe Financement de l’Economie Francaise (France),
Gov’t. Liquid Gtd.
3.00%	04/07/14	Aaa	EUR	1,000	1,389,451
Gov’t. Liquid Gtd., 144A
2.25%	06/11/12	Aaa		1,200	1,199,115
3.375%	05/05/14	Aaa		600	602,566
Westpac Securities NZ Ltd.,
Gov’t. Liquid Gtd., 144A (United Kingdom)
2.50%	05/25/12	Aaa		1,100	1,092,102

					25,794,857

Building Materials — 0.1%
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba2		1,000	839,596

Chemicals — 0.2%
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
6.00%	10/01/15	Baa3		1,000	881,801
8.95%	07/01/17	Baa3		900	897,498

					1,779,299

Commercial Banks — 0.1%
HBOS Capital Funding LP,
Bank Gtd. Notes (United Kingdom)
9.54%(c)	03/29/49	B3	GBP	200	148,068
HBOS PLC,
Sub. Notes, 144A (United Kingdom)
6.75%	05/21/18	Baa2		1,200	905,868
Lloyds Banking Group PLC,
Jr. Sub. Notes, 144A (United Kingdom)
5.92%(c)	09/29/49	B3		700	245,000

					1,298,936

Commercial Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
Bonds
4.75%	05/01/19	Aaa		500	502,972

Computer Services & Software — 0.1%
Computer Sciences Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/13	Baa1		1,000	994,739

Computers
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.25%	05/27/11	A2		400	401,218

Construction
D.R. Horton, Inc.,
Gtd. Notes
6.00%	04/15/11	Ba3		100	98,000

Containers & Packaging — 0.1%
Rexam PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
6.75%	06/01/13	Baa3		500	484,392
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/13	Baa3		100	90,431

					574,823

Diversified Financial Services — 0.8%
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
6.40%	12/15/11	Baa2		100	106,083

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
El Paso Performance-Linked Trust,
Sr. Unsec’d. Notes, 144A
7.75%	07/15/11	Ba3		$200	$196,277
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.25%	10/25/11	Caa1		450	389,222
7.80%	06/01/12	Caa1		50	43,021
GATX Financial Corp.,
Sr. Unsec’d. Notes
5.125%	04/15/10	Baa1		100	99,955
General Electric Capital Corp.,
FDIC Gtd.
1.531%(c)	03/12/12	Aaa		3,000	3,020,547
Sr. Unsec’d. Notes, MTN
1.616%(c)	05/22/13	Aa2		300	269,345
5.625%	09/15/17	Aa2		2,000	1,914,096
Sub. Notes, 144A
6.50%	09/15/67	Aa1	GBP	1,100	1,085,830
ORIX Corp.,
Unsub. Notes (Japan)
5.48%	11/22/11	A3		100	92,141
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Baa1		1,359	1,308,956
SMFG Preferred Capital,
Sub. Notes, 144A
6.078%(c)	01/29/49	A2		200	159,854
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
7.50%	07/18/16	Baa2		1,500	1,305,000

					9,990,327

Diversified Operations
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A (Netherlands)
0.956%(c)	08/14/09	A1		300	299,730

Electric — 0.2%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.25%	06/01/15	Baa2		1,300	1,275,981
FirstEnergy Corp.,
Sr. Unsec’d. Notes
6.45%	11/15/11	Baa3		100	104,376
NiSource Finance Corp.,
Gtd. Notes
6.80%	01/15/19	Baa3		1,000	937,093
NRG Energy, Inc.,
Gtd. Notes
7.375%	01/15/17	B1		$500	471,250

					2,788,700

Financial – Bank & Trust — 1.2%
ANZ National International Ltd.,
Bank Gtd. Notes, 144A (New Zealand)
6.20%	07/19/13	Aa2		1,200	1,236,206
Caisse Nationale des Caisses d’Epargne et de Prevoyance,
Jr. Sub. Notes, MTN (France)
6.117%(c)	10/29/49	A2	EUR	300	214,637
Citigroup Property Ltd.,
Gov’t. Liquid Gtd. (Australia)
5.50%	06/18/12	Aaa	AUD	500	402,329
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, MTN (Korea)
5.75%	05/22/13	A2	EUR	300	413,619
ING Bank NV,
Gov’t. Liquid Gtd., 144A (Netherlands)
3.90%	03/19/14	Aaa		900	916,231
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. (Australia)
5.00%	02/27/14	Aaa	AUD	1,100	840,700
Kreditanstalt fuer Wiederaufbau,
Foreign Gov’t. Gtd. Bonds (Germany)
5.25%	07/04/12	Aaa	EUR	1,000	1,512,933
Mizuho Financial Group Cayman Ltd.,
Bank Gtd. Notes (Cayman Islands)
8.375%	01/29/49	A1		700	665,000
Morgan Stanley,
Sr. Unsec’d. Notes
1.611%(c)	10/15/15	A2		300	257,083
6.75%	04/15/11	A2		500	523,784
Sr. Unsec’d. Notes, MTN
1.221%(c)	01/15/10	A2		1,600	1,587,099
6.00%	04/28/15	A2		500	498,694
6.625%	04/01/18	A2		1,800	1,794,431
National Australia Bank Ltd.,
Sub. Notes, MTN (Australia)
0.831%(c)	06/29/16	Aa2		300	258,281
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes (United Kingdom)
7.092%(c)	10/29/49	B3	EUR	100	46,294
9.118%	03/31/49	B3		500	407,500

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
Santander Perpetual SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
6.671%(c)	10/29/49	Aa2		$300	$222,000
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
0.697%(c)	11/20/09	Aa1		200	198,740
State Street Capital Trust III,
Gtd. Notes
8.25%(c)	03/15/42	A2		1,000	844,740
State Street Capital Trust IV,
Gtd. Notes
1.629%(c)	06/15/37	A2		300	172,880
Suncorp-Metway Ltd.,
Gov’t. Liquid Gtd., MTN (Australia)
4.00%	01/16/14	Aaa	GBP	700	1,158,155
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.375%	01/31/13	A1		300	302,583
Wells Fargo Capital XIII,
Gtd. Notes
7.70%(c)	12/29/49	Ba3		100	83,000
Westpac Banking Corp.,
Gov’t. Liquid Gtd., MTN (Australia)
4.00%	03/19/12	Aaa	AUD	600	471,160

					15,028,079

Financial Services — 2.4%
American Express Co.,
Sr. Unsec’d. Notes
7.00%	03/19/18	A3		1,000	971,038
American General Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	Baa2		4,400	2,382,521
American Honda Finance Corp.,
Notes, 144A, MTN
1.359%(c)	06/20/11	A1		900	868,456
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.25%	02/01/18	Aa3		100	105,399
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.354%(c)	06/24/11	A2		1,000	987,645
Citigroup Capital XVIII,
Gtd. Notes
6.829%(c)	06/28/67	Baa3	GBP	200	164,520
Citigroup Capital XXI,
Gtd. Notes
8.30%(c)	12/21/57	Baa3		1,500	1,169,738
Citigroup Finance Canada, Inc.,
Gtd. Notes, MTN (Canada)
5.50%	05/21/13	A3	CAD	400	318,542
Citigroup, Inc.,
Jr. Sub. Notes
8.40%	04/29/49	Ca		$2,200	1,650,154
Sr. Unsec’d. Notes
0.944%(c)	05/18/11	A3		200	189,070
5.50%	04/11/13	A3		1,300	1,218,419
6.125%	11/21/17	A3		1,000	876,761
Sr. Unsec’d. Notes, MTN
1.305%(c)	06/28/13	A3	EUR	600	695,857
1.527%(c)	02/09/16	A3	EUR	700	718,837
Credit Suisse USA, Inc.,
Gtd. Notes
0.865%(c)	11/20/09	Aa1		100	99,890
GE Capital UK Funding,
Gtd. Notes, MTN (Ireland)
6.00%	04/11/13	Aa2	GBP	1,400	2,305,710
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
0.901%(c)	06/28/10	A1		300	298,387
5.95%	01/18/18	A1		1,200	1,163,951
6.15%	04/01/18	A1		200	194,715
Sub. Notes
6.75%	10/01/37	A2		800	711,195
HSBC Capital Funding LP,
Bank Gtd. Notes, 144A
9.547%(c)	12/29/49	A3		700	652,782
HSBC Finance Corp.,
Sr. Unsec’d. Notes
1.162%(c)	10/21/09	A3		100	99,707
HSBC Financial Corp. Ltd.,
Gtd. Notes, MTN (Canada)
0.659%(c)	05/03/12	A3	CAD	200	164,938
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, MTN
0.688%(c)	06/25/10	Aa3		400	399,152
LeasePlan Corp. NV, (Netherlands)
Gov’t. Liquid Gtd., 144A
3.00%	05/07/12	Aaa		1,200	1,213,808
Gov’t. Liquid Gtd., MTN
3.25%	05/22/14	Aaa	EUR	300	418,516
Lehman Brothers Holdings, Inc.,(i)
Sr. Unsec’d. Notes, MTN
2.82%	11/16/09	NR		400	59,000
2.85%	12/23/24	NR		700	103,250
2.95%	05/25/10	NR		200	29,500
5.625%	01/24/13	NR		4,800	726,000
6.875%	05/02/18	NR		1,100	176,000

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18	A2		$3,200	$2,961,779
Sr. Unsec’d. Notes
0.726%(c)	12/04/09	A2		400	399,231
National Rural Utilities Cooperative Finance Corp.,
Sr. Sec’d. Notes
1.372%(c)	07/01/10	A1		200	200,049
Pearson Dollar Finance Two PLC,
Gtd. Notes, 144A (United Kingdom)
6.25%	05/06/18	Baa1		1,000	959,266
UBS AG (Switzerland)
Sr. Unsec’d. Notes
5.875%	12/20/17	Aa2		1,000	931,260
Sr. Unsec’d. Notes, MTN
5.75%	04/25/18	Aa2		3,300	3,005,429
Western Union Co. (The),
Gtd. Notes
5.93%	10/01/16	A3		100	100,960

					29,691,432

Foods
Tate & Lyle International Finance PLC,
Gtd. Notes, 144A (United Kingdom)
6.125%	06/15/11	Baa3		100	100,546

Healthcare Services — 0.1%
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2		500	492,500
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.661%(c)	02/25/11	A2		500	505,540

					998,040

Healthcare-Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/11	Ba1		100	99,750

Hotels & Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
6.75%	05/15/18	Ba1		600	514,500

Insurance — 0.5%
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1		400	413,594
American International Group, Inc.,
Jr. Sub. Debs, 144A
8.175%(c)	05/15/58	Ba2		1,200	342,355
Jr. Sub. Notes
4.875%(c)	03/15/67	Ba2	EUR	100	26,654
Jr. Sub. Notes, 144A
8.00%(c)	05/22/38	Ba2	EUR	1,300	437,692
Sr. Unsec’d. Notes, 144A
8.25%	08/15/18	A3		2,000	1,177,014
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	A3		500	264,525
Berkshire Hathaway Finance Corp.,
Gtd. Notes
5.00%	08/15/13	Aa2		200	209,817
Genworth Financial, Inc.,
Sr. Unsec’d. Notes, MTN
6.515%	05/22/18	Baa3		1,000	668,429
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.75%	03/15/14	Baa2		1,000	791,702
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.75%	09/15/15	Baa2		1,000	952,729
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
1.731%(c)	06/10/11	Aa2		1,100	1,098,029

					6,382,540

Lodging
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes (Liberia)
8.00%	05/15/10	Ba3		200	200,000

Media — 0.1%
Time Warner, Inc.,
Gtd. Notes
1.15%(c)	11/13/09	Baa2		1,000	997,614

Medical Supplies & Equipment — 0.2%
Covidien International Finance SA,
Gtd. Notes, 144A (Luxembourg)
6.00%	10/15/17	Baa1		2,000	2,126,896
McKesson Corp.,
Sr. Unsec’d. Notes
5.70%	03/01/17	Baa3		100	99,906

					2,226,802

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†			Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Metals & Mining — 0.2%
Corp. Nacional del Cobre de Chile – CODELCO,
Unsec’d. Notes (Chile)
6.15%	10/24/36	A1			$750	$734,099
Rio Tinto Alcan, Inc.,
Sr. Unsec’d. Notes (Canada)
6.45%	03/15/11	BBB+	(d)		100	104,208
Vale Overseas Ltd.,
Gtd. Notes
8.25%	01/17/34	Baa2			750	843,532
Xstrata Canada Corp.,
Gtd. Notes (Canada)
5.375%	06/01/15	Baa2			1,200	1,014,012
7.35%	06/05/12	Baa2			100	99,080

						2,794,931

Multimedia — 0.1%
Vivendi,
Notes, 144A (France)
5.75%	04/04/13	Baa2			1,000	1,006,312

Oil, Gas & Consumable Fuels — 0.3%
Gaz Capital SA,
Sec’d. Notes (Luxembourg)
5.875%	06/01/15	Baa1		EUR	1,500	1,775,599
Petronas Capital Ltd.,
Gtd. Notes (Malaysia)
7.875%	05/22/22	A1			500	604,218
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds(g)
5.298%	09/30/20	Aa2			1,450	1,331,390

						3,711,207

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.00%	06/15/17	Baa3			1,000	939,339
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
1.545%(c)	05/13/10	A1			700	704,857

						1,644,196

Pipelines — 0.3%
Dynegy Roseton/Danskammer Pass-Through Trust, Series A,
Pass-Through Certificates
7.27%	11/08/10	B2			95	94,787
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
6.514%	12/15/12	Baa3			400	419,276
Rockies Express Pipeline LLC,
Gtd. Notes, 144A
4.50%(c)	08/20/09	Baa2			$600	600,057
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa2			2,400	2,356,901

						3,471,021

Real Estate Investment Trusts — 0.1%
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2			300	261,677
Nationwide Health Properties, Inc.,
Sr. Unsec’d. Notes
6.50%	07/15/11	Baa2			200	197,034
Simon Property Group LP,
Sr. Unsec’d. Notes
5.25%	12/01/16	A3			500	444,142
5.75%	12/01/15	A3			100	92,098

						994,951

Retail & Merchandising — 0.2%
Kohl’s Corp.,
Sr. Unsec’d. Notes
6.25%	12/15/17	Baa1			100	102,831
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.90%	07/15/17	Ba3			500	432,654
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.25%	01/15/18	Baa2			1,400	1,375,542

						1,911,027

Telecommunications — 0.1%
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3			100	100,944
Motorola, Inc.,
Sr. Unsec’d. Notes
6.00%	11/15/17	Baa3			100	81,500
Rogers Wireless, Inc.,
Gtd. Notes (Canada)
7.25%	12/15/12	Baa2			100	107,447
Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes, 144A
3.316%(c)	05/20/11	A2			700	720,424

						1,010,315

Tobacco — 0.1%
Reynolds American, Inc.,
Gtd. Notes
1.329%(c)	06/15/11	Baa3			500	467,633

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Tobacco (cont’d.)
UST, Inc.,
Sr. Unsec’d. Notes
6.625%	07/15/12	Baa1		$200	$213,953

					681,586

Transportation
CSX Corp.,
Sr. Unsec’d. Notes
6.30%	03/15/12	Baa3		100	102,734

Utilities
Exelon Corp.,
Sr. Unsec’d. Notes
6.75%	05/01/11	Baa1		100	104,377

Wireless Telecommunication Services
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.00%	12/01/16	Ba2		200	163,500

TOTAL CORPORATE BONDS (cost $143,064,298)					123,623,888

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.25%	04/15/14			2,000	2,023,205
1.625%	01/15/15			11,900	13,226,077
1.75%	01/15/28			100	96,053
1.875%	07/15/13-07/15/15			11,850	13,589,866
2.00%	04/15/12-01/15/26			25,100	27,951,064
2.125%	01/15/19			5,400	5,538,814
2.375%	04/15/11-01/15/27			27,050	30,462,712
2.50%	07/15/16			4,800	5,319,701
2.625%	07/15/17			4,500	4,933,370
3.00%	07/15/12			5,800	7,286,553
3.625%	04/15/28			3,700	5,935,563
U.S. Treasury Notes(k)
0.875%	04/30/11			662	660,060

TOTAL U.S. TREASURY OBLIGATIONS (cost $114,638,225)					117,023,038

FOREIGN GOVERNMENT BONDS — 3.6%
Brazilian Government International Bond,
Sr. Unsec’d. Notes (Brazil)
12.50%	01/05/22	Ba1	BRL	1,500	849,707
Brazilian Government International Bond,
Sr. Notes (Brazil)
5.875%	01/15/19	Ba1		2,500	2,522,500
Bundesrepublik Deutschland,
Bonds (Germany)
3.75%	01/04/15	Aaa	EUR	100	147,664
3.75%	01/04/19	Aaa	EUR	100	144,995
4.00%	01/04/37	Aaa	EUR	100	134,941
4.25%	07/04/14	Aaa	EUR	2,800	4,236,039
4.25%	07/04/17	Aaa	EUR	1,400	2,106,884
4.25%	07/04/18	Aaa	EUR	6,100	9,201,045
4.25%	07/04/39	Aaa	EUR	200	283,383
4.75%	07/04/34	Aaa	EUR	400	597,573
4.75%	07/04/40	Aaa	EUR	900	1,382,013
5.50%	01/04/31	Aaa	EUR	1,200	1,952,174
Colombia Government International Bond,
Sr. Notes (Colombia)
7.375%	03/18/19	Ba1		1,000	1,067,500
France Government Bond,
Bonds (France)
3.75%	04/25/21	Aaa	EUR	800	1,099,168
4.00%	10/25/38	Aaa	EUR	700	925,242
4.25%	10/25/18	Aaa	EUR	400	585,469
4.25%	04/25/19	Aaa	EUR	800	1,168,930
4.75%	10/25/12	Aaa	EUR	300	455,456
French Treasury Note,
Notes (France)
2.50%	01/12/14	NR	EUR	2,400	3,350,162
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.625%	02/17/37	Ba3		1,000	809,360
6.875%	01/17/18	Ba3		1,800	1,714,500
Netherlands Government Bond,
Bonds (Netherlands)
3.25%	07/15/15	Aaa	EUR	300	424,351
3.75%	07/15/14	Aaa	EUR	100	146,188
4.25%	07/15/13	Aaa	EUR	100	149,677
Peruvian Government International Bond,
Sr. Unsec’d. Notes (Peru)
7.35%	07/21/25	Ba1		500	535,000
Philippine Government International Bond,
Sr. Unsec’d. Notes (Philippines)
8.375%	06/17/19	Ba3		1,000	1,150,000
Province of Ontario Canada, (Canada)
Bonds
4.10%	06/16/14	Aa1		900	919,467
4.70%	06/02/37	Aa1	CAD	400	337,583
5.00%	12/01/38	Aa2	CAD	500	433,160
Debs.
6.20%	06/02/31	Aa1	CAD	1,100	1,095,829
6.50%	03/08/29	Aa1	CAD	2,500	2,551,111
Unsec’d. Notes, MTN
5.60%	06/02/35	Aa1	CAD	800	756,896
United Kingdom Gilt,
Bonds (United Kingdom)
4.25%	06/07/32	Aaa	GBP	100	162,282

TOTAL FOREIGN GOVERNMENT BONDS (cost $42,117,337)					43,396,249

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
5.152%(c)	09/25/35	Ba1		485	315,108
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66%(c)	09/25/45	A1		419	256,200
Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1, 144A(g)
0.829%(c)	08/15/29	Aaa		584	432,306

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
3.788%(c)	08/25/33	Aaa		$42	$38,254
Series 2003-7, Class 6A
4.655%(c)	10/25/33	Aaa		31	27,370
Series 2003-9, Class 2A1
5.172%(c)	02/25/34	Aa3		307	198,256
Series 2004-2, Class 22A
4.248%(c)	05/25/34	Aaa		70	54,665
Series 2004-10, Class 13A1
4.991%(c)	01/25/35	A1		377	278,618
Series 2004-10, Class 21A1
4.828%(c)	01/25/35	A1		576	484,545
Series 2004-10, Class 22A1
4.965%(c)	01/25/35	A1		375	315,949
Series 2005-2, Class A1
2.90%(c)	03/25/35	Aa1		407	351,417
Series 2005-2, Class A2
2.264%(c)	03/25/35	Aaa		146	124,993
Series 2005-5, Class A1
2.50%(c)	08/25/35	Aaa		287	250,646
Series 2005-5, Class A2
4.55%(c)	08/25/35	Aa1		1,106	974,990
Series 2005-9, Class A1
4.625%(c)	10/25/35	Aa3		131	103,472
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
5.49%(c)	09/25/35	Ba1		235	127,122
Series 2005-9, Class 24A1
5.521%(c)	11/25/35	Caa1		252	135,717
Series 2005-10, Class 24A1
5.738%(c)	01/25/36	Caa1		377	188,403
Series 2006-2, Class 23A1
5.746%(c)	03/25/36	Caa2		488	215,946
Series 2006-5, Class 2A2
6.25%(c)	08/25/36	Caa2		380	178,943
Series 2006-6, Class 32A1
5.673%(c)	11/25/36	B3		187	94,820
Series 2006-8, Class 3A1
0.474%(c)	02/25/34	Aa3		194	109,693
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
5.644%(c)	01/26/36	B2		617	340,569
Series 2007-R6, Class 2A1
5.714%(c)	12/26/46	Caa1		399	242,793
CC Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A
0.444%(c)	05/25/48	Ba3		445	162,101
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa		100	81,388
Series 2007-CD5, Class A4
5.886%(c)	11/15/44	Aaa		100	79,721
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A3B
5.888%(c)	12/10/49	Aaa		300	211,973
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
4.686%(c)	03/25/34	Aaa		204	175,306
Series 2005-3, Class 2A2B
4.669%(c)	08/25/35	Ba2		420	124,236
Series 2005-6, Class A1
4.748%(c)	08/25/35	A3		207	164,716
Series 2005-6, Class A2
4.248%(c)	08/25/35	A3		122	97,275
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.25%	06/25/35	Baa3		42	33,772
Series 2005-56, Class 2A2
3.38%(c)	11/25/35	B2		40	17,567
Series 2005-56, Class 2A3
2.84%(c)	11/25/35	B3		40	16,913
Series 2005-59, Class 1A1
0.644%(c)	11/20/35	B2		522	235,554
Series 2005-62, Class 2A1
2.34%(c)	12/25/35	B3		658	290,417
Series 2006-15CB, Class A1
6.50%	06/25/36	Caa2		251	124,059
Series 2006-OA12, Class A1A
0.395%(c)	09/20/46	Aa2		20	19,512
Series 2006-OA14, Class 2A1
0.504%(c)	11/25/46	B3		117	45,287
Series 2006-OA19, Class A1
0.495%(c)	02/20/47	Ba2		668	258,984
Series 2006-OA22, Class A1
0.474%(c)	02/25/47	Ba3		334	125,791
Series 2007-7T2, Class A9
6.00%	04/25/37	NR		156	84,494
Series 2007-16CB, Class 5A1
6.25%	08/25/37	Caa1		84	44,835
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
4.543%(c)	08/25/34	A1		317	194,656
Series 2004-12, Class 12A1
4.62%(c)	08/25/34	Aa2		92	73,711
Series 2004-22, Class A3
4.786%(c)	11/25/34	Baa3		63	48,067
Series 2004-HYB5, Class 2A1
4.789%(c)	04/20/35	Aa1		314	275,563
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		400	274,150
Crusade Global Trust,
Series 2004-2, Class A2 (Australia)
1.39%(c)	11/19/37	Aaa	EUR	265	337,515

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
CS First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
4.214%(c)	08/25/33	Aaa		$73	$63,387
Series 2004-AR3, Class 2A1
4.059%(c)	04/25/34	Aaa		365	321,763
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2003-3, Class 3A1
5.00%	10/25/18	Aaa		578	551,833
Series 2006-AB4, Class A1B1
0.414%(c)	10/25/36	Aa2		28	24,057
Series 2006-AR6, Class A1
0.394%(c)	02/25/37	Baa3		47	43,363
Series 2007-1, Class 1A1
0.404%(c)	08/25/37	Ba3		222	192,079
Fannie Mae,
Series 2005-47, Class PA
5.50%	09/25/24	Aaa		225	227,122
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		120	111,498
Series 2006-16, Class FC
0.614%(c)	03/25/36	Aaa		216	208,702
Series 2006-118, Class A2
0.374%(c)	12/25/36	Aaa		489	441,275
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
2.838%(c)	07/25/44	Aaa		21	20,451
First Horizon Asset Securities, Inc.,
Series 2003-AR2, Class 2A1
3.17%(c)	07/25/33	AAA(d)		370	327,224
Series 2003-AR4, Class 2A1
4.742%(c)	12/25/33	Aaa		36	29,315
Freddie Mac,
Series 2906, Class GZ
5.00%	09/15/34	Aaa		501	478,904
Series 2962, Class YC
4.50%	09/15/14	Aaa		89	89,550
Series 3059, Class CA
5.00%	03/15/25	Aaa		29	29,682
Series 3117, Class PN
5.00%	11/15/21	Aaa		6	5,669
Series 3174, Class FM
0.559%(c)	05/15/36	Aaa		153	150,154
Series R006, Class ZA
6.00%	04/15/36	Aaa		363	376,455
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.394%(c)	10/25/46	B2		140	115,000
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1, 144A
0.408%(c)	03/06/20	Aaa		152	130,428
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
4.535%(c)	03/25/33	Aaa		33	29,737
Series 2006-AR1, Class 2A1
5.176%(c)	01/25/36	BBB(d)		547	366,890
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
4.353%(c)	05/19/33	AAA(d)		74	63,023
Series 2004-1, Class 2A
4.496%(c)	04/19/34	Aaa		320	253,141
Series 2005-2, Class 2A1A
0.533%(c)	05/19/35	Baa1		72	32,208
Series 2006-12, Class 2A11
0.403%(c)	01/19/38	B2		68	62,914
0.418%(c)	01/19/38	B2		68	62,914
Series 2006-12, Class 2A2A
0.503%(c)	01/19/38	B1		215	91,366
Series 2006-SB1, Class A1A
2.19%(c)	12/19/36	Caa2		186	65,341
Immeo Residential Finance PLC,
Series 2, Class A
1.437%(c)	12/15/16	Aaa	EUR	284	245,448
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A
0.394%(c)	01/25/37	B3		63	58,676
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.554%(c)	07/25/35	Aa2		136	59,915
Series 2006-AR14, Class 1A1A
0.404%(c)	11/25/46	Caa2		99	92,571
Series 2006-AR35, Class 2A2
0.414%(c)	01/25/37	Aa2		13	12,524
JLOC Ltd., (Japan)
Series 36A, Class A1, 144A
0.796%(c)	02/16/16	Aaa	JPY	28,068	278,976
Series 37A, Class A1, 144A
0.794%(c)	01/15/15	Aa2	JPY	37,986	373,216
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.55%(c)	10/25/36	Caa1		165	143,203
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
4.381%(c)	11/25/33	AAA(d)		53	45,654
Series 2004-S1, Class 1A3
4.50%	09/25/34	Aaa		130	127,927
Series 2005-A1, Class 6T1
5.012%(c)	02/25/35	Aaa		106	92,984

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Series 2005-A2, Class 7CB1
4.873%(c)	04/25/35	Aa1		$479	$425,987
Series 2005-ALT1, Class 3A1
5.50%(c)	10/25/35	AAA(d)		259	175,706
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2006-LLFA, Class A1, 144A
0.399%(c)	09/15/21	Aaa		22	19,249
Master Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
4.081%(c)	12/25/33	A1		413	347,228
Series 2007-3, Class 22A1
0.424%(c)	05/25/47	Aaa		33	32,572
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.919%(c)	07/09/21	Aaa		600	540,526
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
4.668%(c)	02/25/33	Aaa		146	123,772
Series 2004-A1, Class 2A2
4.565%(c)	02/25/34	AAA(d)		302	253,417
Series 2005-A8, Class A3A2
0.564%(c)	08/25/36	Baa2		68	31,285
Series 2005-A10, Class A
0.524%(c)	02/25/36	A3		177	95,310
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
4.25%(c)	10/25/35	A1		646	520,656
Series 2005-2, Class 2A
4.25%(c)	10/25/35	A3		424	338,629
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
6.076%(c)	06/11/49	AAA(d)		40	30,124
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
5.38%(c)	06/25/36	A1		529	431,727
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
3.68%(c)	08/25/33	Aaa		243	203,283
Puma Finance Ltd.,
Series G5, Class A1, 144A
0.823%(c)	02/21/38	Aaa		456	407,746
Series P10, Class BA (Australia)(g)
3.555%(c)	07/12/36	Aaa	AUD	156	119,177
Residential Accredit Loans, Inc.,
Series 2005-QO1, Class A1
0.614%(c)	08/25/35	Baa3		159	72,581
Series 2006-QO6, Class A1
0.494%(c)	06/25/46	Caa1		559	215,063
Series 2006-QO7, Class 3A1
0.414%(c)	09/25/46	B3		66	51,618
Series 2007-QO2, Class A1
0.464%(c)	02/25/47	Caa3		250	95,720
Residential Asset Securitization Trust,
Series 2005-A15, Class 5A1
5.75%	02/25/36	Caa1		69	44,276
Series 2006-R1, Class A2
0.714%(c)	01/25/46	Caa2		137	62,735
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
5.202%(c)	09/25/35	B3		461	329,957
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.802%(c)	02/25/34	Aa2		441	337,061
Series 2004-4, Class 3A2
4.026%(c)	04/25/34	Aa3		70	58,366
Series 2004-12, Class 7A1
5.199%(c)	09/25/34	A1		134	114,921
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.643%(c)	10/19/34	Aa1		21	16,012
Series 2006-AR7, Class A8
0.384%(c)	08/25/36	Aaa		56	53,175
Series 2007-AR4, Class A3
0.534%(c)	09/25/47	B2		400	75,286
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
4.504%(c)	10/25/35	AAA(d)		144	99,143
Series 2006-NC1, Class A6
0.364%(c)	05/25/36	Aaa		46	42,440
Swan,
Series 2006-13, Class A2 (Australia)
3.26%(c)	05/12/37	Aaa	AUD	682	508,060
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A1B
0.414%(c)	09/25/36	Aaa		12	11,942
Series 2006-4, Class A6
5.97%	09/25/36	Caa2		300	149,883
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.434%(c)	09/25/46	A3		182	166,966
Torrens Trust,
Series 2007-1, Class A (Australia)
3.668%(c)	10/19/38	Aaa	AUD	742	532,343

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Vela Home S.r.l.,
Series 1, Class A1 (United Kingdom)
1.685%(c)	10/24/27	Aaa	EUR	97	$134,357
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa		$100	79,841
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2006-AR5, Class 3A
2.28%(c)	07/25/46	Caa3		75	25,270
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
2.54%(c)	11/25/42	Aaa		4	2,545
Series 2003-AR5, Class A7
2.909%(c)	06/25/33	Aaa		295	229,941
Series 2006-AR5, Class A12A
2.32%(c)	06/25/46	Ba1		163	75,050
Series 2006-AR13, Class 2A
3.127%(c)	10/25/46	Baa3		346	160,203
Series 2006-AR15, Class 2A
2.84%(c)	11/25/46	A1		226	148,217
Series 2006-AR19, Class 1A1A
2.07%(c)	01/25/47	Caa1		360	159,653
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
5.38%(c)	02/25/33	Aaa		40	33,238
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-AA, Class A1
4.981%(c)	12/25/34	Aaa		407	362,111
Series 2004-S, Class A1
3.581%(c)	09/25/34	Aaa		226	196,567
Series 2005-AR11, Class 1A1
4.612%(c)	06/25/35	Aa1		972	852,334
Series 2006-AR10, Class 5A6
5.594%(c)	07/25/36	CCC(d)		508	340,023

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $33,290,703)					25,868,189

MUNICIPAL BONDS — 0.8%
California — 0.4%
Golden State Tobacco Securitization Corp., Revenue Bonds
5.125%	06/01/47	Baa3		900	485,064
State of California, General Obligation Bonds
5.00%	06/01/37	Baa1		1,600	1,337,312
5.00%	11/01/37	Baa1		1,650	1,377,552
5.00%	04/01/38	Baa1		1,200	1,004,292

					4,204,220

Illinois — 0.1%
Chicago Transit Authority, Series A, Revenue Bonds
6.899%	12/01/40	Aa3		600	635,106
Illinois Finance Authority, Revenue Bonds
5.75%	07/01/33	Aa1		700	738,724

					1,373,830

Massachusetts — 0.1%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds
5.50%	07/01/36	Aaa		600	641,652
6.00%	07/01/36	Aaa		500	554,930

					1,196,582

New Jersey
New Jersey State Turnpike Authority, Revenue Bonds
7.414%	01/01/40	A3		200	237,136
Tobacco Settlement Financing Corp., Revenue Bonds
5.00%	06/01/41	Baa3		100	54,478

					291,614

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds
5.75%	06/15/40	Aa3		500	530,455
Port Authority of New York & New Jersey, Revenue Bonds
5.75%	11/01/30	Aa3		1,200	1,210,620

					1,741,075

Ohio
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
5.875%	06/01/30	Baa3		400	283,100
5.875%	06/01/47	Baa3		300	168,906

					452,006

Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
0.219%(t)	08/01/54	A1		100	5,207

West Virginia
Tobacco Settlement Finance Authority of West Virginia, Revenue Bonds
7.467%	06/01/47	Baa3		95	63,712

TOTAL MUNICIPAL BONDS (cost $10,047,931)					9,328,246

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 0.5%
ACE Securities Corp.,
Series 2006-CW1, Class A2A
0.364%(c)	07/25/36	Aaa	$2	$1,706
Series 2007-ASP2, Class A2A
0.404%(c)	06/25/37	Baa2	220	155,402
Argent Securities, Inc.,
Series 2006-M3, Class A2A
0.364%(c)	10/25/36	Aa1	7	6,352
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.664%(c)	06/25/34	AAA(d)	129	63,135
Series 2006-OPT2, Class A3A
0.374%(c)	10/25/36	Aaa	7	6,406
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.589%(c)	09/25/34	Aaa	17	10,811
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.394%(c)	10/25/36	B3	62	54,830
Series 2006-HE9, Class 1A1
0.364%(c)	11/25/36	Baa2	77	67,642
Series 2006-SD3, Class 1A1A
5.50%	08/25/36	BB	339	189,763
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A
0.534%(c)	12/25/36	B3	209	98,432
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A2
0.414%(c)	10/25/36	A2	113	105,661
Series 2007-AMC3, Class A2A
0.424%(c)	03/25/37	Baa2	185	127,919
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A1
0.424%(c)	10/25/46	Aaa	53	47,105
Series 2006-17, Class 2A1
0.364%(c)	03/25/47	Aaa	13	12,987
Series 2006-21, Class 2A1
0.364%(c)	05/25/37	Aa2	71	67,465
Series 2006-24, Class 2A1
0.364%(c)	06/25/47	A2	165	152,724
Series 2006-25, Class 2A1
0.384%(c)	06/25/47	A2	129	119,331
Series 2007-2, Class 2A1
0.364%(c)	08/25/37	A2	163	146,000
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.374%(c)	11/25/36	B3	161	131,278
Series 2007-CB6, Class A1, 144A
0.434%(c)	07/25/37	B3	266	196,239
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3
0.364%(c)	11/25/36	Aaa	102	$95,953
Series 2006-FF16, Class 2A1
0.364%(c)	12/25/36	Aaa	1	947
Series 2006-FF18, Class A2A
0.384%(c)	12/25/37	Aa2	64	60,558
First NLC Trust,
Series 2007-1, Class A1, 144A
0.384%(c)	08/25/37	Ba3	287	178,907
Ford Credit Auto Owner Trust,
Series 2008-C, Class A2B
1.219%(c)	01/15/11	Aaa	661	661,916
GSAMP Trust,
Series 2006-HE7, Class A2A
0.354%(c)	10/25/46	Aaa	90	85,669
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.364%(c)	12/25/36	Caa2	243	146,909
Series 2007-OPT1, Class 2A1
0.364%(c)	12/25/36	Baa3	174	150,403
Series 2007-WF1, Class 2A1
0.374%(c)	05/25/37	Ba3	204	144,173
Indymac Residential Asset Backed Trust,
Series 2006-D, Class 2A1
0.364%(c)	11/25/36	Aaa	3	3,024
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa	110	84,325
JPMorgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2
0.364%(c)	07/25/36	Aaa	44	41,264
Series 2006-HE3, Class A2
0.377%(c)	11/25/36	Aa3	33	31,110
Series 2006-WMC3, Class A2
0.364%(c)	08/25/36	A2	17	15,691
Series 2006-WMC3, Class A3
0.424%(c)	08/25/36	Caa3	200	71,770
Lehman XS Trust,
Series 2006-16N, Class A1A
0.394%(c)	11/25/46	A3	115	95,463
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.594%(c)	10/25/34	Aaa	12	7,882
Series 2006-10, Class 2A1
0.354%(c)	11/25/36	A2	33	31,052
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-MLN1, Class A2A
0.384%(c)	07/25/37	Aa2	32	29,715
Series 2006-RM4, Class A2A
0.394%(c)	09/25/37	Caa2	9	6,390

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (Continued)
Series 2006-RM5, Class A2A
0.374%(c)	10/25/37	Ca	$56	$12,985
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	900	654,754
Morgan Stanley ABS Capital I,
Series 2006-HE7, Class A2A
0.364%(c)	09/25/36	Aaa	61	58,755
Series 2006-NC5, Class A2A
0.354%(c)	10/25/36	Aaa	57	53,484
Series 2006-NC5, Class A2B
0.424%(c)	10/25/36	Ba3	300	141,664
Series 2007-HE6, Class A1
0.374%(c)	05/25/37	Baa2	230	146,130
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
0.374%(c)	06/25/37	Aa2	229	204,980
Option One Mortgage Loan Trust,
Series 2006-3, Class 2A1
0.354%(c)	02/25/37	Aaa	6	6,207
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ4, Class A1A
0.394%(c)	10/25/36	Aaa	16	16,180
Series 2006-RZ5, Class A1A
0.414%(c)	08/25/46	Aaa	60	57,038
Residential Asset Securities Corp.,
Series 2006-EMX8, Class 1A1
0.394%(c)	10/25/36	Aaa	5	5,162
Series 2006-EMX9, Class 1A1
0.384%(c)	11/25/36	Aaa	46	44,633
Series 2006-KS9, Class AI1
0.384%(c)	11/25/36	Aaa	42	41,503
Saxon Asset Securities Trust,
Series 2006-3, Class A1
0.374%(c)	10/25/46	Aaa	15	14,525
SBI Heloc Trust,
Series 2006-1A, Class 1A2A, 144A
0.484%(c)	08/25/36	Aaa	40	36,205
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
0.364%(c)	09/25/36	A2	33	29,272
Series 2007-BR5, Class A2A
0.444%(c)	05/25/37	B3	248	154,166
Series 2007-HE1, Class A2A
0.374%(c)	12/25/36	Caa2	71	40,008
SLM Student Loan Trust,
Series 2007-3, Class A3
1.132%(c)	04/25/19	Aaa	600	550,644
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A1
0.394%(c)	01/25/37	Aaa	29	28,157
Series 2006-NLC1, Class A1, 144A
0.374%(c)	11/25/36	Caa2	146	78,703
Specialty Underwriting & Residential Finances,
Series 2006-BC5, Class A2B
0.359%(c)	11/25/37	Aaa	27	25,935
Structured Asset Investment Loan Trust,
Series 2006-4, Class A3
0.364%(c)	07/25/36	Aa1	44	41,437
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.364%(c)	10/25/36	Aaa	102	93,085
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.374%(c)	10/25/36	Ba3	198	158,072
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.544%(c)	10/25/35	Aaa	25	23,629
Series 2005-3, Class AII2
0.554%(c)	11/25/35	Aaa	7	6,794

TOTAL ASSET-BACKED SECURITIES (cost $8,152,438)				6,428,416

BANK NOTES(c) — 0.3%
Chrysler Financial, Term B
4.32%	08/03/12	Caa	2,260	2,091,211
TXU Corp., Term B3
3.81%	10/10/14	B+(d)	22	15,539
3.82%	10/10/14	B+(d)	2,835	2,019,997

TOTAL BANK NOTES (cost $4,901,302)				4,126,747

			Shares
PREFERRED STOCKS — 0.1%
Diversified Financial Services
SLM Corp., 1.96%			1,800	22,590

Financial – Bank & Trust — 0.1%
Wells Fargo & Co., 8.00%(a)			28,975	646,142

TOTAL PREFERRED STOCKS (cost $570,871)				668,732

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

				Units		Value (Note 2)
WARRANT*
Banks
Unione di Banche Italiane SCPA, expiring 06/30/11 (Italy) (cost $0)					19,100	$1,474

RIGHTS*
Diversified Financial Services
Fortis, expiring 03/09/14 (Belgium) (cost $0)					11,700	—

TOTAL LONG-TERM INVESTMENTS (cost $1,282,854,596)						1,177,469,323

				Shares
SHORT-TERM INVESTMENTS — 17.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.5%
Dryden Core Investment Fund – Taxable Money Market Series (cost $175,966,372; includes $89,860,087 of cash collateral for securities on loan)(b)(w) (Note 4)					175,966,372	175,966,372

				Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 2.0%
Credit Suisse Securities (USA) LLC, 0.07%, dated 06/30/09, due 07/01/09 in the amount of $1,000,002 (cost $1,000,000; the value of the collateral plus interest was $1,023,432)					$1,000	1,000,000
JPMorgan Securities, Inc., 0.09%, dated 06/30/09, due 07/01/09 in the amount of $13,600,034 (cost $13,600,000; the value of the collateral plus interest was $14,110,355)					13,600	13,600,000
JPMorgan Securities, Inc., 0.09%, dated 06/30/09, due 07/01/09 in the amount of $9,700,024 (cost $9,700,000; the value of the collateral plus interest was $9,920,549)					9,700	9,700,000

TOTAL REPURCHASE AGREEMENTS (cost $24,300,000)						24,300,000

Interest Rate	Maturity Date
U.S. TREASURY OBLIGATIONS(n) — 0.6%
U.S. Treasury Bills
0.10%	07/16/09	(k)			280	279,989
0.11%	07/23/09				1,260	1,259,922
0.16%	09/15/09				600	599,779
0.19%	11/12/09	(k)			500	499,553
0.21%	11/19/09	(k)			300	299,700
0.24%	12/17/09	(k)			4,000	3,993,804

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,933,227)						6,932,747

			Moody’s Ratings†
COMMERCIAL PAPER(n) — 0.2%
Federal Home Loan Bank
(cost $3,000,000)
0.02%	07/01/09		A1+		3,000	3,000,000

				Contracts/ Notional Amount (000)#
OPTION PURCHASED
Call Option
Interest Rate Swap Options,
(cost $51,953)
expiring 09/14/2009 @ 4.00% .				EUR	10,700	591,778

TOTAL SHORT-TERM INVESTMENTS (cost $210,251,552)						210,790,897

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 114.1% (cost $1,493,106,148)						1,388,260,220

OPTIONS WRITTEN*
Call Option
U.S. Treasury Note Futures
expiring 08/21/2009,
Strike Price $120.00					200	(844)

Put Options
90 Day Euro Dollar Futures,
expiring 09/14/2009,
Strike Price $98.50					23,000	(1,006)
expiring 09/14/2009,
Strike Price $98.63					8,000	(400)
90 Day LIBOR Futures,
expiring 12/16/2009,
Strike Price $92.00				GBP	26,000	—

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Contracts/ Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Interest Rate Swap Options,
expiring 08/03/2009 @ 4.15%	800	$(566)
expiring 08/03/2009 @ 4.40%	4,600	(8,345)
expiring 08/03/2009 @ 4.40%	1,400	(2,540)
expiring 08/03/2009 @ 4.55%	2,200	(2,609)
expiring 08/21/2009 @ 1.75%	22,500	(84,174)
expiring 08/21/2009 @ 4.25%	3,000	(15,518)
expiring 08/21/2009 @ 4.25%	1,000	(5,173)
expiring 08/21/2009 @ 4.25%	5,900	(30,519)
expiring 09/20/2010 @ 5.37%	2,000	(33,272)
U.S. Treasury Note Futures, expiring 08/21/2009, Strike Price $112.00	200	(906)

		(185,028)

TOTAL OPTIONS WRITTEN (premiums received $211,759)		(185,872)

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (2.4)%
Federal Home Loan Mortgage Corp.
5.50%	TBA	$2,000	(2,064,376)
Federal National Mortgage Assoc.
5.50%	TBA	9,500	(9,805,786)
5.50%	TBA	11,000	(11,354,068)
6.00%	TBA	400	(423,375)
6.00%	TBA	2,000	(2,090,000)
6.00%	TBA	1,700	(1,776,500)
Government National Mortgage Assoc.
6.00%	TBA	1,200	(1,249,875)

TOTAL SECURITIES SOLD SHORT (proceeds received $28,597,414)			(28,763,980)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 111.7% (cost $1,464,296,975)			1,359,310,368
Other liabilities in excess of other assets(x) — (11.7)%			(142,586,608)

NET ASSETS — 100.0%			$1,216,723,760

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corp.
FDIC	Federal Depositary Insurance Corp.
FSB	Federal Savings Bank
MBS	Mortgage Backed Securities
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SCPA	Societa Consortile per Azion; (Italian Consortium joint-stock company)
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
#	Principal and notional amounts are shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $86,766,446; cash collateral of $89,860,087 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at reporting date.
(o)	As of June 30, 2009, 262 securities representing $198,425,201 and 16.3% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2009.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate, credit default and total return swap agreements as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
18	90 Day Euro Dollar	Sep 09	$4,428,900	$4,413,600	$(15,300)
140	90 Day Euro Dollar	Dec 09	34,564,388	34,683,251	118,863
340	90 Day Euro Dollar	Mar 10	82,262,762	84,001,252	1,738,490
29	90 Day Euro Dollar	Jun 10	7,148,500	7,137,988	(10,512)
12	90 Day Euro EURIBOR	Dec 09	2,888,100	2,972,850	84,750
26	90 Day Euro EURIBOR	Jun 10	8,938,633	8,973,598	34,965
94	90 Day Euro EURIBOR	Sep 10	32,298,655	32,339,163	40,508
28	90 Day Euro EURIBOR	Dec 10	9,605,130	9,598,080	(7,050)
9	90 Day Sterling	Jun 10	1,812,746	1,811,423	(1,323)
142	90 Day Sterling	Sep 10	28,474,796	28,434,225	(40,571)
248	90 Day Sterling	Dec 10	49,632,251	49,721,715	89,464
108	90 Day Sterling	Mar 11	21,572,726	21,423,918	(148,808)
42	5 Year U.S. Treasury Note	Sep 09	4,775,531	4,818,188	42,657
5	10 Year Euro-Bund	Sep 09	848,870	849,291	421
10	10 Year Japanese Bond	Sep 09	14,123,943	14,335,391	211,448
112	10 Year U.S. Treasury Note	Sep 09	13,076,203	13,021,750	(54,453)
40	CAC40 10 Euro	Jul 09	1,866,644	1,759,746	(106,898)
11	DAX Index	Sep 09	1,933,754	1,859,297	(74,457)
38	FTSE 100 Index	Sep 09	2,738,376	2,636,987	(101,389)
53	Russell 2000 Mini	Sep 09	2,770,113	2,688,160	(81,953)
51	S&P 500	Sep 09	11,937,825	11,672,625	(265,200)
22	S&P 500 E-mini	Sep 09	1,005,950	1,007,050	1,100
28	Topix Index	Sep 09	2,644,065	2,687,082	43,017

					$1,497,769 (1)

(1)

Cash of $270,500 and U.S. Treasury Securities and federal agency obligations with an aggregate market value of $6,443,957 have been segregated to cover requirement for open futures contracts as of June 30, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)#		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/04/09	Hong Kong & Shanghai Bank	BRL	1,410		$705,585	$714,478	$8,893
Canadian Dollar,
Expiring 08/04/09	Morgan Stanley & Co., Inc.	CAD	16		14,502	13,758	(744)
Expiring 08/04/09	Royal Bank of Scotland	CAD	193		166,058	165,960	(98)
Chinese Yuan,
Expiring 07/15/09	Barclays Capital Group	CNY	2,280		335,294	333,797	(1,497)
Expiring 07/15/09	Barclays Capital Group	CNY	649		101,000	95,065	(5,935)
Expiring 07/15/09	Barclays Capital Group	CNY	186		29,000	27,249	(1,751)
Expiring 07/15/09	Deutsche Bank Securities	CNY	6,193		909,200	906,604	(2,596)
Expiring 07/15/09	Deutsche Bank Securities	CNY	4,403		646,072	644,606	(1,466)
Expiring 07/15/09	Deutsche Bank Securities	CNY	2,777		430,000	406,613	(23,387)
Expiring 07/15/09	Deutsche Bank Securities	CNY	840		130,000	122,929	(7,071)
Expiring 07/15/09	Deutsche Bank Securities	CNY	603		94,000	88,296	(5,704)
Expiring 07/15/09	Deutsche Bank Securities	CNY	417		65,000	61,056	(3,944)
Expiring 07/15/09	HSBC Securities	CNY	1,306		200,000	191,178	(8,822)
Expiring 07/15/09	HSBC Securities	CNY	718		110,000	105,148	(4,852)
Expiring 07/15/09	HSBC Securities	CNY	192		30,000	28,179	(1,821)
Expiring 07/15/09	JPMorgan Securities	CNY	6,790		995,893	994,071	(1,822)
Expiring 07/15/09	JPMorgan Securities	CNY	4,397		645,054	643,685	(1,369)
Expiring 07/15/09	JPMorgan Securities	CNY	380		59,000	55,696	(3,304)
Expiring 07/15/09	Merrill Lynch Pierce	CNY	5,610		822,599	821,334	(1,265)
Expiring 09/08/09	Barclays Capital Group	CNY	1,657		240,000	242,744	2,744
Expiring 09/08/09	Barclays Capital Group	CNY	1,484		220,000	217,390	(2,610)
Expiring 09/08/09	Barclays Capital Group	CNY	917		131,953	134,293	2,340
Expiring 09/08/09	Barclays Capital Group	CNY	414		60,000	60,686	686
Expiring 09/08/09	Citibank	CNY	416		60,000	61,020	1,020
Expiring 09/08/09	Deutsche Bank Securities	CNY	3,471		500,000	508,610	8,610
Expiring 09/08/09	Deutsche Bank Securities	CNY	2,551		370,000	373,797	3,797
Expiring 09/08/09	Deutsche Bank Securities	CNY	1,739		250,000	254,726	4,726
Expiring 09/08/09	Deutsche Bank Securities	CNY	903		130,000	132,239	2,239
Expiring 09/08/09	Deutsche Bank Securities	CNY	690		100,000	101,026	1,026
Expiring 09/08/09	Deutsche Bank Securities	CNY	417		60,000	61,134	1,134
Expiring 09/08/09	Hong Kong & Shanghai Bank	CNY	1,743		250,000	255,441	5,441
Expiring 09/08/09	Hong Kong & Shanghai Bank	CNY	1,724		250,000	252,529	2,529
Expiring 09/08/09	HSBC Securities	CNY	1,823		270,000	267,153	(2,847)
Expiring 09/08/09	HSBC Securities	CNY	418		60,000	61,306	1,306
Expiring 09/08/09	HSBC Securities	CNY	414		60,000	60,607	607
Expiring 09/08/09	JPMorgan Securities	CNY	1,381		200,000	202,287	2,287
Expiring 09/08/09	JPMorgan Securities	CNY	345		50,000	50,572	572
Expiring 09/08/09	Merrill Lynch Pierce	CNY	2,689		390,000	393,973	3,973
Expiring 09/08/09	Merrill Lynch Pierce	CNY	1,666		240,000	244,080	4,080
Expiring 09/08/09	Merrill Lynch Pierce	CNY	69		10,000	10,102	102
Expiring 03/29/10	Barclays Capital Group	CNY	282		41,735	41,581	(154)
Expiring 03/29/10	Barclays Capital Group	CNY	13		1,880	1,873	(7)
Expiring 03/29/10	Charles Schwab	CNY	1		118	118	—
Expiring 03/29/10	Citibank	CNY	88		13,033	12,982	(51)
Expiring 03/29/10	Deutsche Bank Securities	CNY	1,793		265,027	264,368	(659)
Expiring 03/29/10	Deutsche Bank Securities	CNY	1,341		198,700	197,737	(963)
Expiring 03/29/10	Deutsche Bank Securities	CNY	762		113,000	112,369	(631)
Expiring 03/29/10	Deutsche Bank Securities	CNY	59		8,700	8,658	(42)
Expiring 03/29/10	Deutsche Bank Securities	CNY	2		336	335	(1)
Expiring 03/29/10	Deutsche Bank Securities	CNY	—	*	16	16	—
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	1,930		285,400	284,606	(794)
Expiring 03/29/10	HSBC Securities	CNY	85		12,500	12,465	(35)
Expiring 03/29/10	JPMorgan Securities	CNY	18		2,663	2,654	(9)
Expiring 03/29/10	Merrill Lynch Pierce	CNY	2,006		296,923	295,747	(1,176)
Expiring 05/17/10	Barclays Capital Group	CNY	1,981		321,000	292,509	(28,491)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	2,262		336,000	334,272	(1,728)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)#	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan, (cont’d.)
Expiring 06/07/10	JPMorgan Securities	CNY	2,087	$310,000	$308,428	$(1,572)
Expiring 06/07/10	JPMorgan Securities	CNY	1,037	154,000	153,333	(667)
Expiring 05/17/10	Merrill Lynch Blake	CNY	2,228	360,000	329,111	(30,889)
Euro,
Expiring 07/27/09	Barclays Capital Fixed, Inc.	EUR	511	721,006	716,869	(4,137)
Expiring 07/27/09	Barclays Capital Fixed, Inc.	EUR	400	553,794	561,150	7,356
Indian Rupee,
Expiring 07/06/09	Citibank	INR	210	4,000	4,387	387
Expiring 07/06/09	Deutsche Bank Securities	INR	188	3,604	3,920	316
Expiring 07/06/09	Merrill Lynch Pierce	INR	653	13,630	13,622	(8)
Expiring 07/06/09	Merrill Lynch Pierce	INR	171	3,567	3,565	(2)
Expiring 10/06/09	Citibank	INR	316	6,535	6,536	1
Expiring 10/06/09	Citibank	INR	83	1,724	1,724	—
Japanese Yen,
Expiring 08/04/09	Morgan Stanley & Co., Inc.	JPY	24,116	250,426	250,439	13
Malaysian Ringgitt,
Expiring 08/12/09	Barclays Capital Fixed, Inc.	MYR	154	41,900	43,740	1,840
Expiring 08/12/09	Barclays Capital Group	MYR	20	5,704	5,782	78
Expiring 08/12/09	HSBC Securities	MYR	256	69,826	72,821	2,995
Philippine Peso,
Expiring 08/06/09	Barclays Capital Fixed, Inc.	PHP	3,766	78,094	77,970	(124)
Expiring 08/06/09	Citibank	PHP	2,401	49,500	49,698	198
Expiring 08/06/09	Deutsche Bank Securities	PHP	1,598	33,054	33,072	18
Singapore Dollar,
Expiring 07/30/09	HSBC Securities	SGD	130	90,000	89,844	(156)
Expiring 07/30/09	HSBC Securities	SGD	72	50,000	49,914	(86)
South Korean Won,
Expiring 07/30/09	Barclays Capital Fixed, Inc.	KRW	1,876	1,400	1,475	75
Expiring 07/30/09	Barclays Capital Fixed, Inc.	KRW	1,750	1,300	1,377	77
Expiring 07/30/09	Citibank	KRW	2,683	2,000	2,110	110
Expiring 07/30/09	Deutsche Bank Securities	KRW	823	615	647	32

				$15,092,920	$15,009,241	$(83,679)

Sale Contracts	Counterparty		Notional Amount (000)#	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/23/09	Barclays Capital Fixed, Inc.	AUD	2,000	$1,610,280	$1,608,647	$1,633
Expiring 07/23/09	Goldman Sachs	AUD	939	737,887	755,260	(17,373)
Expiring 07/23/09	Goldman Sachs	AUD	748	604,893	601,634	3,259
Expiring 07/23/09	Morgan Stanley & Co., Inc.	AUD	120	95,467	96,519	(1,052)
Expiring 07/23/09	Royal Bank of Canada	AUD	499	394,614	401,357	(6,743)
Expiring 07/31/09	Deutsche Bank Securities	AUD	2,202	1,750,580	1,770,162	(19,582)
Brazilian Real,
Expiring 08/04/09	Hong Kong & Shanghai Bank	BRL	1,410	642,992	714,477	(71,485)
Expiring 08/04/09	HSBC Securities	BRL	14	6,609	7,344	(735)
British Pound,
Expiring 08/06/09	JPMorgan Securities	GBP	3,672	6,069,962	6,040,965	28,997
Expiring 08/06/09	JPMorgan Securities	GBP	896	1,481,124	1,474,048	7,076
Expiring 08/06/09	JPMorgan Securities	GBP	397	656,257	653,122	3,135
Canadian Dollar,
Expiring 08/04/09	JPMorgan Securities	CAD	3,575	3,264,512	3,074,119	190,393
Expiring 08/04/09	JPMorgan Securities	CAD	421	384,436	362,015	22,421
Expiring 08/04/09	JPMorgan Securities	CAD	158	136,494	135,863	631
Chinese Yuan,
Expiring 07/15/09	Barclays Capital Group	CNY	6,461	927,000	945,932	(18,932)
Expiring 07/15/09	Barclays Capital Group	CNY	1,862	266,742	272,580	(5,838)
Expiring 07/15/09	Barclays Capital Group	CNY	1,396	200,000	204,377	(4,377)

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009 (continued):

Sale Contracts	Counterparty		Notional Amount (000)#	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.)
Expiring 07/15/09	Deutsche Bank Securities	CNY	1,793	$262,428	$262,486	$(58)
Expiring 07/15/09	Deutsche Bank Securities	CNY	770	113,000	112,677	323
Expiring 07/15/09	JPMorgan Securities	CNY	10,515	1,500,000	1,539,419	(39,419)
Expiring 07/15/09	JPMorgan Securities	CNY	2,774	400,000	406,120	(6,120)
Expiring 07/15/09	JPMorgan Securities	CNY	2,766	399,000	404,958	(5,958)
Expiring 07/15/09	JPMorgan Securities	CNY	2,419	349,000	354,211	(5,211)
Expiring 07/15/09	JPMorgan Securities	CNY	1,199	173,000	175,520	(2,520)
Expiring 07/15/09	JPMorgan Securities	CNY	1,088	157,000	159,345	(2,345)
Expiring 07/15/09	JPMorgan Securities	CNY	1,053	152,000	154,214	(2,214)
Expiring 07/15/09	Morgan Stanley & Co., Inc.	CNY	3,645	520,000	533,665	(13,665)
Expiring 09/08/09	Deutsche Bank Securities	CNY	4,403	647,878	645,128	2,750
Expiring 09/08/09	Deutsche Bank Securities	CNY	4,017	568,995	588,590	(19,595)
Expiring 09/08/09	JPMorgan Securities	CNY	4,397	646,429	644,207	2,222
Expiring 09/08/09	JPMorgan Securities	CNY	1,120	160,000	164,103	(4,103)
Expiring 09/08/09	JPMorgan Securities	CNY	925	132,351	135,503	(3,152)
Expiring 09/08/09	Merrill Lynch Pierce	CNY	5,610	824,412	822,000	2,412
Expiring 03/29/10	Deutsche Bank Securities	CNY	6,132	909,200	904,125	5,075
Expiring 05/17/10	Barclays Capital Group	CNY	4,209	586,208	621,620	(35,412)
Danish Krone,
Expiring 10/01/09	Royal Bank of Scotland	DKK	315	59,247	59,257	(10)
Euro,
Expiring 07/27/09	Barclays Capital Fixed, Inc.	EUR	22,179	30,947,691	31,114,364	(166,673)
Expiring 07/27/09	Barclays Capital Fixed, Inc.	EUR	333	464,655	467,157	(2,502)
Expiring 07/27/09	Barclays Capital Fixed, Inc.	EUR	136	192,181	190,791	1,390
Expiring 07/27/09	Barclays Capital Group	EUR	256	357,212	359,136	(1,924)
Expiring 07/27/09	Deutsche Bank Securities	EUR	176	245,440	246,906	(1,466)
Expiring 07/27/09	Goldman Sachs	EUR	1,655	2,310,612	2,321,758	(11,146)
Expiring 07/27/09	Goldman Sachs	EUR	92	128,975	129,065	(90)
Expiring 07/27/09	Royal Bank of Canada	EUR	3,453	4,789,449	4,844,127	(54,678)
Expiring 07/27/09	Royal Bank of Scotland	EUR	1,657	2,296,967	2,324,564	(27,597)
Expiring 07/27/09	Royal Bank of Canada	EUR	1,605	2,262,906	2,251,614	11,292
Indian Rupee,
Expiring 07/06/09	Citibank	INR	316	6,588	6,584	4
Expiring 07/06/09	Citibank	INR	83	1,724	1,723	1
Expiring 07/06/09	Deutsche Bank Securities	INR	387	7,433	8,083	(650)
Expiring 07/06/09	Merrill Lynch Pierce	INR	436	8,300	9,104	(804)
Expiring 10/06/09	Merrill Lynch Pierce	INR	653	13,520	13,523	(3)
Expiring 10/06/09	Merrill Lynch Pierce	INR	172	3,567	3,568	(1)
Japanese Yen,
Expiring 07/22/09	Deutsche Bank Securities	JPY	98,674	1,027,854	1,024,549	3,305
Expiring 07/22/09	Deutsche Bank Securities	JPY	5,888	61,334	61,136	198
Malaysian Ringgitt,
Expiring 08/12/09	Barclays Capital Group	MYR	248	70,000	70,349	(349)
Expiring 08/12/09	Barclays Capital Group	MYR	107	30,000	30,333	(333)
Expiring 08/12/09	Barclays Capital Group	MYR	59	16,583	16,809	(226)
New Zealand Dollar,
Expiring 07/23/09	Goldman Sachs	NZD	56	34,551	36,081	(1,530)
Philippine Peso,
Expiring 08/06/09	Citibank	PHP	4,163	86,953	86,185	768
Expiring 08/06/09	Citibank	PHP	3,872	80,000	80,154	(154)
Expiring 08/06/09	Citibank	PHP	72	1,493	1,480	13
Singapore Dollar,
Expiring 07/30/09	Citibank	SGD	130	87,243	89,845	(2,602)
Expiring 07/30/09	HSBC Securities	SGD	73	48,025	50,447	(2,422)
Swedish Krona,
Expiring 10/01/09	Royal Bank of Scotland	SEK	80	10,359	10,368	(9)
Swiss Francs,
Expiring 10/01/09	Royal Bank of Scotland	CHF	92	85,172	84,774	398

				$73,466,784	$73,740,146	$(273,362)

*	Notional amount is less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date		Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	05/27/16		$300	3.10%	3 month LIBOR	$(4,823)	$—	$(4,823)
Barclays Bank PLC(1)	12/16/19		600	4.00%	3 month LIBOR	2,265	(27,762)	30,027
Deutsche Bank AG(1)	06/24/16		800	3.50%	3 month LIBOR	5,199	—	5,199
Goldman Sachs Capital Markets, L.P.(1)	06/24/16		700	3.50%	3 month LIBOR	4,549	—	4,549
Deutsche Bank AG(1)	06/15/12	AUD	12,300	4.50%	3 month Australian Bank Bill rate	(152,175)	4,402	(156,577)
Deutsche Bank AG(1)	06/15/12	AUD	1,600	6.50%	3 month Australian Bank Bill rate	3,165	2,237	928
Royal Bank of Scotland PLC(1)	06/15/12	AUD	11,100	6.50%	3 month Australian Bank Bill rate	21,955	7,927	14,028
Barclays Bank PLC(1)	01/02/12	BRL	2,800	10.68%	Brazilian interbank lending rate	(32,858)	(27,930)	(4,928)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	6,100	10.15%	Brazilian interbank lending rate	(130,842)	979	(131,821)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	400	14.77%	Brazilian interbank lending rate	15,074	2,134	12,940
HSBC Bank USA, N.A.(1)	01/02/12	BRL	600	14.77%	Brazilian interbank lending rate	22,612	3,209	19,403
Merrill Lynch & Co.(1)	01/02/12	BRL	1,100	14.77%	Brazilian interbank lending rate	41,456	4,262	37,194
Merrill Lynch & Co.(1)	01/02/12	BRL	200	14.77%	Brazilian interbank lending rate	7,537	307	7,230
UBS AG(1)	01/02/12	BRL	3,500	10.58%	Brazilian interbank lending rate	(46,981)	(16,612)	(30,369)
Royal Bank of Scotland PLC(1)	12/19/28	CAD	1,500	5.75%	3 month Canadian Bank floating rate	(10,463)	(12,709)	2,246
BNP Paribas(1)	12/15/11	EUR	1,000	1.99%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	24,400	—	24,400
Goldman Sachs Capital Markets, L.P.(1)	06/15/12	EUR	1,100	2.08%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	25,249	—	25,249
JPMorgan Chase Bank(1)	10/15/11	EUR	100	2.03%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	3,892	—	3,892
JPMorgan Chase Bank(1)	10/15/16	EUR	100	2.35%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	(3,264)	—	(3,264)
JPMorgan Chase Bank(1)	07/14/11	EUR	700	2.26%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	41,662	—	41,662
UBS AG(1)	10/15/16	EUR	100	2.35%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	(3,193)	—	(3,193)
UBS AG(2)	10/15/16	EUR	100	2.28%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	1,048	—	1,048
Barclays Bank PLC(1)	09/15/10	GBP	1,600	5.00%	6 month LIBOR	121,897	(19,244)	141,141
Citigroup, Inc.(1)	03/17/15	GBP	700	3.50%	6 month LIBOR	(37,912)	(37,912)	—
Deutsche Bank AG(1)	03/20/10	GBP	3,400	6.00%	6 month LIBOR	234,792	20,877	213,915
Morgan Stanley Capital Services, Inc.(1)	09/18/09	GBP	2,800	6.00%	6 month LIBOR	89,500	3,804	85,696
Royal Bank of Scotland PLC(1)	09/15/10	GBP	300	5.00%	6 month LIBOR	22,876	(3,722)	26,598
Barclays Bank PLC(1)	12/14/17	GBP	500	3.25%	United Kingdom Retail Price Index	22,955	1,780	21,175
Royal Bank of Scotland PLC(1)	09/10/27	GBP	100	3.44%	United Kingdom Retail Price Index	(4,107)	—	(4,107)
Royal Bank of Scotland PLC(1)	12/19/17	GBP	800	3.18%	United Kingdom Retail Price Index	22,795	729	22,066
Deutsche Bank AG(1)	12/15/35	JPY	120,000	2.50%	6 month LIBOR	133,819	(3,762)	137,581
Deutsche Bank AG(1)	06/20/27	JPY	110,000	3.00%	6 month LIBOR	42,821	2,965	39,856
Morgan Stanley Capital Services, Inc.(1)	06/20/27	JPY	30,000	3.00%	6 month LIBOR	11,678	1,354	10,324
Royal Bank of Scotland PLC(1)	12/16/19	JPY	600,000	1.50%	6 month LIBOR	5,998	9,231	(3,233)

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date		Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS AG(1)	06/20/27	JPY	40,000	3.00%	6 month LIBOR	$15,571	$874	$14,697
UBS AG(1)	12/16/14	JPY	1,050,000	1.00%	6 month LIBOR	14,750	(8,506)	23,256
Goldman Sachs Capital Markets, L.P.(1)	03/18/14	SEK	1,000	4.50%	3 month Stockholm interbank offered rate	13,991	(912)	14,903

						$546,888	$(92,000)	$638,888

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1)

Credit Suisse International	07/25/45	$400	0.32%	ABX.HE.AAA.06-2 Index	$(313,230)	$(116,620)	$(196,610)
Credit Suisse International	05/25/46	4,790	0.11%	ABX.HE.AAA.06-2 Index	(3,173,080)	(1,000,010)	(2,173,070)
Deutsche Bank AG	05/25/46	399	0.11%	ABX.HE.AAA.06-2 Index	(270,743)	(118,553)	(152,190)
Credit Suisse International	08/25/37	1,200	0.90%	ABX.HE.AAA.07-1 Index	(898,943)	(314,028)	(584,915)
Barclays Bank PLC	12/20/13	10,000	3.35%	Dow Jones CDX EM 10	(478,444)	(1,286,641)	808,197
Deutsche Bank AG	12/20/13	6,000	3.35%	Dow Jones CDX EM 10	(287,066)	(923,114)	636,048
Deutsche Bank AG	06/20/13	1,000	2.65%	Dow Jones CDX EM 9	(69,974)	6,897	(76,871)
Citigroup, Inc.	06/20/12	5,000	2.09%	Dow Jones CDX HY-8 Index (1,155,911)	—		(1,155,911)
Morgan Stanley Capital Services, Inc.	12/20/15	330	0.46%	Dow Jones CDX NA IG 5 10Y	(63,224)	—	(63,224)

					$(6,710,615)	$(3,752,069)	$(2,958,546)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2009(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)

Royal Bank of Scotland PLC	09/20/13	$700	0.99%	Berkshire Hathaway, 4.625%, due 10/15/13	2.386%	$(36,693)	$—	$(36,693)
Deutsche Bank AG	04/20/14	2,000	2.72%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.747%	96,617	—	96,617
Deutsche Bank AG	05/20/17	1,300	1.04%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.966%	(76,921)	—	(76,921)
Morgan Stanley Capital Services, Inc.	08/20/11	1,300	1.38%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.217%	11,015	—	11,015
Morgan Stanley Capital Services, Inc.	09/20/12	100	3.80%	Ford Motor Credit Co., 7.00%, due 10/01/13	9.285%	(14,309)	—	(14,309)
Barclays Bank PLC	06/20/10	900	4.00%	GAZPROM	4.403%	(1,517)	—	(1,517)
Barclays Bank PLC	09/20/10	300	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	3.876%	(10,073)	—	(10,073)

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2009(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)

Citigroup, Inc.	09/20/09	$400	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	3.715%	$(2,402)	$—	$(2,402)
Goldman Sachs Capital Markets, L.P.	12/20/09	100	0.83%	General Electric Capital Corp., 6.00%, due 06/15/12	3.722%	(1,351)	—	(1,351)
Deutsche Bank AG	09/20/12	600	5.40%	GMAC LLC, 6.875%, due 08/28/12	9.393%	(61,496)	—	(61,496)
BNP Paribas	09/20/12	1,400	0.87%	Morgan Stanley, 6.60%, due 04/01/12	2.090%	(50,929)	—	(50,929)
Goldman Sachs Capital Markets, L.P.	12/20/09	1,750	2.00%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	4.349%	(18,581)	—	(18,581)
Barclays Bank PLC	04/20/14	2,000	3.43%	Russian Federation, 7.50%, due 03/31/30	3.338%	21,668	—	21,668
Deutsche Bank AG	05/20/14	6,000	3.56%	Russian Federation, 7.50%, due 03/31/30	3.343%	86,762	—	86,762
Deutsche Bank AG	06/20/14	3,300	2.98%	Russian Federation, 7.50%, due 03/31/30	3.348%	(46,339)	—	(46,339)
Barclays Bank PLC	04/20/14	13,000	2.79%	United Mexican States, 7.50%, due 04/08/33	2.043%	502,129	—	502,129
Deutsche Bank AG	04/20/14	2,000	2.83%	United Mexican States, 7.50%, due 04/08/33	2.043%	79,985	—	79,985
Citigroup, Inc.	03/20/13	200	1.00%	Wells Fargo & Company, 1.27%, due 10/28/15	1.578%	(3,947)	(4,515)	568

						$473,618	$(4,515)	$478,133

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2)

Bank of America N.A.	03/20/11	$100	0.29%	Alcan, Inc., 6.45%, due 03/15/11	$117	$—	$117

Citigroup, Inc.	06/20/15	1,200	0.62%	American Electric Power, 5.25%, due 06/01/15	(866)	—	(866)

Morgan Stanley Capital Services, Inc.	06/20/15	100	0.47%	American Electric Power, 5.25%, due 06/01/15	752	—	752

Merrill Lynch & Co.	12/20/17	1,900	1.37%	American General Finance Corp., 6.90%, due 12/15/17	781,464	—	781,464

Merrill Lynch & Co.	12/20/17	500	1.37%	American General Finance Corp., 6.90%, due 12/15/17	205,613	—	205,613

Royal Bank of Scotland PLC	12/20/17	2,000	1.30%	American General Finance Corp., 6.90%, due 12/15/17	828,052	—	828,052

Bank of America N.A.	12/20/12	1,100	0.62%	Autozone, Inc., 5.875%, due 10/15/12	(930)	—	(930)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (cont’d.)

Bank of America N.A.	12/20/12	$400	0.62%	Autozone, Inc., 5.875%, due 10/15/12	$(339)	$—	$(339)

Bank of America N.A.	06/20/16	1,400	0.87%	Autozone, Inc., 6.95%, due 06/15/16	(25,888)	—	(25,888)

Deutsche Bank AG	06/20/16	1,000	0.72%	Autozone, Inc., 6.95%, due 06/15/16	(9,132)	—	(9,132)

UBS AG	12/20/11	100	0.14%	BAE Holdings, Inc., 6.40%, due 12/15/11	1,531	—	1,531

JPMorgan Chase Bank	12/20/17	400	2.35%	Barclays Bank PLC, 4.50%, due 03/04/19	(5,210)	—	(5,210)

Royal Bank of Scotland PLC	03/20/18	100	2.22%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	(9,242)	—	(9,242)

Merrill Lynch & Co.	06/20/11	100	0.51%	Boston Scientific Corp., 6.00%, due 06/15/11	1,213	—	1,213

Goldman Sachs Capital Markets, L.P.	06/20/17	1,000	0.58%	Cardinal Health, Inc., 6.00%, due 06/15/17	(5,305)	—	(5,305)

Morgan Stanley Capital Services, Inc.	03/20/13	1,000	0.62%	Computer Sciences Corp., 5.50%, due 03/15/13	(5,660)	—	(5,660)

Bank of America N.A.	12/20/17	2,000	0.50%	Covidien Ltd., 6.00%, due 10/15/17	5,858	—	5,858

Merrill Lynch & Co.	03/20/12	100	0.23%	CSX Corp., 6.30%, due 03/15/12	1,264	—	1,264

Citigroup, Inc.	09/20/17	900	1.00%	Cytec Industries, Inc., 4.60%, due 07/01/13	82,320	82,545	(225)

Deutsche Bank AG	12/20/15	1,000	0.95%	Cytec Industries, Inc., 6.00%, due 10/01/15	89,671	—	89,671

BNP Paribas	06/20/11	100	4.03%	D. R. Horton, Inc., 6.00%, due 04/15/11	(2,025)	—	(2,025)

Barclays Bank PLC	06/20/18	6,832	1.50%	Dow Jones CDX NA IG 10 10Y	44,310	(167,208)	211,518

Deutsche Bank AG	06/20/18	683	1.50%	Dow Jones CDX NA IG 10 10Y	4,485	(10,720)	15,205

Goldman Sachs Capital Markets, L.P.	06/20/18	2,830	1.50%	Dow Jones CDX NA IG 10 10Y	18,357	(37,586)	55,943

Goldman Sachs Capital Markets, L.P.	06/20/18	1,952	1.50%	Dow Jones CDX NA IG 10 10Y	12,814	(58,503)	71,317

Morgan Stanley Capital Services, Inc.	06/20/18	3,611	1.50%	Dow Jones CDX NA IG 10 10Y	23,707	(33,128)	56,835

Barclays Bank PLC	06/20/13	781	1.55%	Dow Jones CDX NA IG 10 5Y	8,167	(10,149)	18,316

Deutsche Bank AG	06/20/13	5,954	1.55%	Dow Jones CDX NA IG 10 5Y	62,272	(14,844)	77,116

Goldman Sachs Capital Markets, L.P.	06/20/13	683	1.55%	Dow Jones CDX NA IG 10 5Y	7,146	(5,939)	13,085

Deutsche Bank AG	06/20/14	2,100	1.00%	Dow Jones CDX NA IG 12 5Y	29,765	68,157	(38,392)

Deutsche Bank AG	06/20/14	4,900	1.00%	Dow Jones CDX NA IG 12 5Y	69,437	168,209	(98,772)

Morgan Stanley Capital Services, Inc.	06/20/14	1,500	1.00%	Dow Jones CDX NA IG 12 5Y	21,256	56,789	(35,533)

Morgan Stanley Capital Services, Inc.	12/20/12	500	0.14%	Dow Jones CDX NA IG 5 7Y	51,024	—	51,024

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (cont’d.)

Bank of America N.A.	12/20/16	$1,847	0.65%	Dow Jones CDX NA IG 7 10Y	$107,255	$(8,690)	$115,945

Barclays Bank PLC	12/20/16	194	0.65%	Dow Jones CDX NA IG 7 10Y	11,297	(1,076)	12,373

JPMorgan Chase Bank	12/20/16	680	0.65%	Dow Jones CDX NA IG 7 10Y	39,538	(3,211)	42,749

Barclays Bank PLC	12/20/17	195	0.80%	Dow Jones CDX NA IG 9 10Y	10,316	2,056	8,260

Morgan Stanley Capital Services, Inc.	12/20/17	1,659	0.80%	Dow Jones CDX NA IG 9 10Y	87,760	33,467	54,293

Goldman Sachs Capital Markets, L.P.	06/20/19	1,900	1.00%	Dow Jones CDX NA IG12 10Y	27,938	64,841	(36,903)

Goldman Sachs Capital Markets, L.P.	06/20/14	1,200	1.00%	Dow Jones CDX NA IG12 5Y	17,006	30,515	(13,509)

Merrill Lynch & Co.	06/20/11	100	0.29%	Exelon Corp., 6.75%, due 05/01/11	3,396	—	3,396

Merrill Lynch & Co.	12/20/11	100	0.13%	Firstenergy Corp., 6.45%, due 11/15/11	3,632	—	3,632

Bear Stearns International, Ltd.	06/20/10	100	0.16%	Gatx Financial Corp., 5.125%, due 04/15/10	1,639	—	1,639

Deutsche Bank AG	09/20/16	100	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	161	—	161

Barclays Bank PLC	06/20/15	300	2.93%	Health Care REIT, 5.875%, due 05/15/15	1,151	—	1,151

Bank of Nova Scotia	06/20/12	200	0.50%	HSBC Finance Corp., 7.00%, due 05/15/12	20,076	—	20,076

Goldman Sachs Capital Markets, L.P.	12/20/17	100	0.72%	Kohls Corp., 6.25%, due 12/15/17	366	—	366

Bank of America N.A.	03/20/14	1,000	1.39%	Liberty Mutual Group, 5.75%, due 03/15/14	88,915	—	88,915

Goldman Sachs Capital Markets, L.P.	09/20/17	500	3.55%	Limited Brands, Inc., 6.90%, due 07/15/17	(36,329)	—	(36,329)

Bank of America N.A.	09/20/15	1,000	0.99%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	(24,796)	—	(24,796)

Citigroup, Inc.	12/20/16	1,000	1.91%	Masco Corp., 6.125%, due 10/03/16	63,794	—	63,794

Bank of America N.A.	03/20/17	100	0.38%	McKesson HBOC, Inc., 5.70%, due 03/01/17	(111)	—	(111)

Morgan Stanley Capital Services, Inc.	12/20/17	100	0.73%	Motorola Inc., 6.00%, due 11/15/17	9,734	—	9,734

Deutsche Bank AG	09/20/11	100	0.62%	Nationwide Health, 6.50%, due 07/15/11	5,481	—	5,481

Deutsche Bank AG	09/20/11	100	0.62%	Nationwide Health, 6.50%, due 07/15/11	5,481	—	5,481

Morgan Stanley Capital Services, Inc.	03/20/19	1,000	1.47%	NiSource Financial, 6.80%, due 01/15/19	61,745	—	61,745

Bank of America N.A.	03/20/18	1,400	0.99%	Nordstrom, Inc., 6.25%, due 01/15/18	90,691	—	90,691

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date		Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps – Buy Protection(2) (cont’d.)

Morgan Stanley Capital Services, Inc.	06/20/16		$200	0.39%	Omnicom Group, 5.90%, due 04/15/16	$4,997	$—	$4,997

Merrill Lynch & Co.	12/20/11		100	0.28%	Orix Corp., 5.48%, due 11/22/11	10,287	—	10,287

Citigroup, Inc.	06/20/18		1,000	0.69%	Pearson, 6.25%, due 05/06/18	(9,279)	—	(9,279)

Merrill Lynch & Co.	04/15/20		300	1.95%	Race Point CLO, 7.01%, due 04/15/20	247,987	869	247,118

Merrill Lynch & Co.	04/15/20		300	4.03%	Race Point CLO, 9.61%, due 04/15/20	257,429	1,863	255,566

Barclays Bank PLC	06/20/13		500	1.45%	Rexam PLC, 6.75%, due 06/01/23	11,176	—	11,176

Morgan Stanley Capital Services, Inc.	12/20/12		100	0.54%	Rogers Wireless, 7.25%, due 12/15/12	3,145	—	3,145

Bank of America N.A.	06/20/10		200	0.48%	Royal Caribbean Cruises, 8.00%, due 05/15/10	11,642	—	11,642

Merrill Lynch & Co.	12/15/19		235	3.78%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	156,346	1,063	155,283

Merrill Lynch & Co.	12/15/19		300	1.88%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	241,738	1,853	239,885

Citigroup, Inc.	09/20/13		100	0.59%	Sealed Air Corp., 5.625%, due 07/15/13	2,571	—	2,571

Goldman Sachs Capital Markets, L.P.	12/20/16		500	1.47%	Simon Property Group LP, 5.25%, due 12/01/16	20,991	—	20,991

Deutsche Bank AG	03/20/12		100	0.42%	Southwest Airlines Co., 6.50%, due 03/01/12	4,095	—	4,095

Deutsche Bank AG	06/20/18		2,400	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	(41,339)	—	(41,339)

Bear Stearns International, Ltd.	12/20/16		200	1.07%	Sprint Nextel Corp., 6.00%, due 12/01/16	26,850	—	26,850

Bank of America N.A.	06/20/18		600	1.49%	Starwood Hotels & Resort, 6.75%, due 05/15/18	61,518	—	61,518

BNP Paribas	06/20/11		100	1.76%	Tate & Lyle PLC, 6.125%, due 06/15/11	(755)	—	(755)

Barclays Bank PLC	03/20/19		700	2.80%	UBS AG, 1.45%, 04/18/12	(85,005)	—	(85,005)

Deutsche Bank AG	03/20/14	EUR	500	2.20%	UBS AG, 1.45%, due 04/18/12	(30,166)	—	(30,166)

UBS AG	12/20/13	EUR	100	2.15%	UBS AG, 1.45%, due 04/18/12	(5,324)	—	(5,324)

UBS AG	12/20/13	EUR	400	1.85%	UBS AG, 2.55%, due 04/18/12	(13,602)	—	(13,602)

Bank of America N.A.	09/20/12		200	0.34%	UST, Inc., 6.625%, due 07/15/12	(544)	—	(544)

Citigroup, Inc.	06/20/13		1,000	1.17%	Vivendi, 5.75%, due 04/04/13	138	—	138

Bank of America N.A.	12/20/16		100	0.67%	Western Union Co., 5.93%, due 10/01/16	(239)	—	(239)

Bank of America N.A.	06/20/15		1,200	1.10%	XStrata Canada Corp., 5.375%, due 06/01/15	75,750	—	75,750

Bank of America N.A.	06/20/12		100	0.91%	XStrata Canada Corp., 7.35%, due 06/05/12	4,530	—	4,530

						$3,837,071	$161,173	$3,675,898

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse International	07/27/09	$10,110	Receive fixed payments on the Dow Jones-UBS Commodity Total Return Index and pay variable payments on U.S. Treasury Bill.	$(113,026)	$—	$(113,026)

Barclays Bank PLC	07/27/09	8,090	Receive fixed payments on the Dow Jones-UBS Commodity Total Return Index and pay variable payments on U.S. Treasury Bill.	(90,443)	—	(90,443)

Morgan Stanley Capital Services, Inc.	07/27/09	21,080	Receive fixed payments on the Dow Jones-UBS Commodity Total Return Index and pay variable payments on U.S. Treasury Bill.	(224,422)	2,186	(226,608)

Merrill Lynch & Co.	10/30/09	3,788	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +10bps.	—	—	—

Merrill Lynch & Co.	03/31/10	3,407	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +11bps.	—	—	—

Credit Suisse International	01/29/10	5,466	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -10bps.	—	—	—

Credit Suisse International	01/29/10	2,345	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +10bps.	—	—	—

# Notional Amount is shown in U.S. dollars unless otherwise stated.				$(427,891)	$2,186	$(430,077)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$516,324,312	$197,918,312	$—
Preferred Stocks	668,732	—	—
Rights	—	—	—
Warrants	—	1,474	—
Asset-Backed Securities	—	6,428,416	—
Bank Loans	—	4,126,747	—
Collateralized Mortgage Obligations	—	25,361,300	506,889
Corporate Bonds	—	123,623,888	—
U.S. Treasury Obligations	—	123,955,785	—
U.S. Government Mortgage-Backed Obligations	—	132,761,720	—
Municipal Bonds	—	9,328,246	—
Foreign Government Bonds	—	43,396,249	—
Repurchase Agreements	—	24,300,000	—
Commercial Paper	—	3,000,000	—
Purchased Options	—	591,778	—
Affiliated Money Market Mutual Fund	175,966,372	—	—
Written Options	—	(185,872)	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(28,763,980)	—

	$692,959,416	$665,844,063	$506,889
Other Financial Instruments*	1,497,769	20,475	1,026,780

Total	$694,457,185	$665,864,538	$1,533,669

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Mortgage Obligations	Common Stocks	Purchased Options	Other Financial Instruments

Balance as of 12/31/08	$1,026,225	$2,096,038	$21,999	$2,444,854
Accrued discounts/premiums	(71,416)	—	—	(21,155)
Realized gain (loss)	3,162	—	—	(6,980)
Change in unrealized appreciation (depreciation)	(20,509)	—	(21,999)	(1,465,075)
Net purchases (sales)	—	—	—	75,136
Transfers in and/or out of Level 3	(430,573)	(2,096,038)	—	—

Balance as of 6/30/09	$506,889	$—	$—	$1,026,780

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (7.4% represents investments purchased with collateral from securities on loan)	14.5%
U.S. Government Mortgage-Backed Obligations	10.9
U.S. Treasury Obligations	10.2
Exchange Traded Funds	9.0
Financial Services	6.0
Oil, Gas & Consumable Fuels	4.0
Banks	3.9
Pharmaceuticals	3.1
Computer Services & Software	3.0
Financial – Bank & Trust	2.9
Retail & Merchandising	2.9
Oil & Gas	2.5
Foreign Government Bonds	2.4
Collateralized Mortgage Obligations	2.1
Telecommunications	2.0
Repurchase Agreements	2.0
Chemicals	2.0
Insurance	1.7
Transportation	1.5
Aerospace & Defense	1.5
Diversified Financial Services	1.5
Media	1.3
Commercial Services	1.2
Sovereign Bonds	1.2
Hotels, Restaurants & Leisure	1.1
Metals & Mining	1.0
Utilities	0.9
Consumer Products & Services	0.8
Foods	0.8
Municipal Bonds	0.8
Specialty Retail	0.7
Diversified Manufacturing	0.7
Commercial Banks	0.7
Medical Supplies & Equipment	0.7
Electronic Components	0.6
Internet	0.6
Pipelines	0.6
Airlines	0.5
Farming & Agriculture	0.5
Asset-Backed Securities	0.5
Diversified Telecommunication Services	0.5
Business Services	0.5
Engineering/Construction	0.5
Real Estate	0.5
Semiconductors	0.4
Biotechnology	0.4
Building Materials	0.4
Bank Notes	0.3
Automotive Parts	0.3
Capital Markets	0.3
Industrial Conglomerates	0.3
Healthcare-Products	0.3
Beverages	0.3
Tobacco	0.3
Electric Utilities	0.3
Electric	0.2
Commercial Paper	0.2
Wireless Telecommunication Services	0.2
Lumber & Wood Products	0.2
Paper & Forest Products	0.2
Multimedia	0.2
Distribution/Wholesale	0.2
Automobile Manufacturers	0.2
Equipment Services	0.2
Leisure Equipment	0.2
Containers & Packaging	0.2
Semiconductors & Semiconductor Equipment	0.1
Clothing & Apparel	0.1
Industrial Products	0.1
Auto/Trucks Parts & Equipment	0.1
Computers	0.1
Entertainment & Leisure	0.1
Agriculture	0.1
Healthcare Services	0.1
Real Estate Investment Trusts	0.1
Machinery & Equipment	0.1
Construction	0.1
Broadcasting	0.1
Home Furnishings	0.1
Office Equipment	0.1
Hotels & Motels	0.1

114.1
Options Written and Securities Sold Short	(2.4)
Other liabilities in excess of other assets	(11.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$2,361,566	*	Due to broker-variation margin	$278,017	*
Interest rate contracts	Unrealized appreciation on swap agreements	981,203		Unrealized depreciation on swap agreements	342,315
Interest rate contracts	Premiums paid for swap agreements	67,071		Premiums received for swap agreements	159,071
Interest rate contracts	Unaffiliated investments	591,778		Written options outstanding, at value	185,872
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	359,304		Unrealized depreciation on foreign currency forward contracts	716,345
Credit contracts	Unrealized appreciation on swap agreements	6,454,307		Unrealized depreciation on swap agreements	5,258,822
Credit contracts	Premiums paid for swap agreements	519,124		Premiums received for swap agreements	4,114,535
Equity contracts	Due to broker-variation margin	44,117	*	Due to broker-variation margin	629,897	*
Equity contracts	Unaffiliated investments	1,474		—	—
Other contracts	Premiums paid for swap agreements	2,186		Unrealized depreciation on swap agreements	430,077

Total		$11,382,130			$12,114,951

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$536,137	$5,403,525	$(591,555)	$(2,245,913)	$—	$3,102,194
Foreign exchange contracts	—	—	76,042	—	—	—	(5,004,965)	(4,928,923)
Credit contracts	—	—	—	—	—	3,534,156	—	3,534,156
Equity contracts	(262,639)	9,353	—	3,579,574	(2,818)	—	—	3,323,470
Other contracts	—	—	—	—	—	2,879,916	—	2,879,916

Total	$(262,639)	$9,353	$612,179	$8,983,099	$(594,373)	$4,168,159	$(5,004,965)	$7,910,813

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(1,404,732)	$(5,488,786)	$2,284,592	$10,663,569	$—	$6,054,643
Foreign exchange contracts	—	342,243	—	—	—	2,555,342	2,897,585
Credit contracts	—	—	—	—	(5,524,782)	—	(5,524,782)
Equity contracts	1,474	—	(1,251,901)	—	—	—	(1,250,427)
Other contracts	—	—	—	—	(4,892,667)	—	(4,892,667)

Total	$1,474	$(1,062,489)	$(6,740,687)	$2,284,592	$246,120	$2,555,342	$(2,715,648)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $86,766,446:
Unaffiliated investments (cost $1,317,139,776)	$1,212,293,848
Affiliated investments (cost $175,966,372)	175,966,372
Cash	5,114,337
Deposit with broker	270,500
Foreign currency, at value (cost $4,473,133)	4,493,554
Receivable for investments sold	201,434,044
Unrealized appreciation on swap agreements	7,435,510
Receivable for fund share sold	5,632,695
Dividends and interest receivable	3,328,818
Tax reclaim receivable	664,011
Premiums paid for swap agreements	588,381
Unrealized appreciation on foreign currency forward contracts	359,304
Prepaid expenses	288

Total Assets	1,617,581,662

LIABILITIES:
Payable for investments purchased	260,823,435
Payable to broker for collateral for securities on loan	89,860,087
Securities sold short, at value (proceeds received $28,597,414)	28,763,980
Due to broker	6,391,896
Unrealized depreciation on swap agreements	6,031,214
Premiums received for swap agreements	4,273,606
Payable for fund share repurchased	2,700,001
Unrealized depreciation on foreign currency forward contracts	716,345
Accrued expenses and other liabilities	417,567
Advisory fees payable	398,955
Due to broker-variation margin	282,383
Written options outstanding, at value (premiums received $211,759)	185,872
Shareholder servicing fees payable	11,663
Affiliated transfer agent fee payable	898

Total Liabilities	400,857,902

NET ASSETS	$1,216,723,760

Net assets were comprised of:
Paid-in capital	$1,616,324,704
Retained earnings	(399,600,944)

Net assets, June 30, 2009	$1,216,723,760

Net asset value and redemption price per share, $1,216,723,760 / 147,537,481 outstanding shares of beneficial interest	$8.25

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $449,067 foreign withholding tax)	$8,690,219
Unaffiliated interest income	8,121,199
Affiliated dividend income	320,930
Affiliated income from securities lending, net	260,678

17,393,026

EXPENSES
Advisory fees	4,041,638
Custodian and accounting fees	472,000
Shareholder servicing fees and expenses	439,927
Audit fee	33,000
Insurance expenses	13,000
Trustees’ fees	11,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Loan interest expense (Note 7)	701
Miscellaneous	22,387

Total expenses	5,049,653

NET INVESTMENT INCOME	12,343,373

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(80,836,937)
Futures transactions	8,983,099
Options written transactions	(594,373)
Short sales transactions	(2,741,289)
Swap agreement transactions	4,168,159
Foreign currency transactions	(6,029,967)

(77,051,308)

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	128,793,157
Futures	(6,740,687)
Options written	2,284,592
Short sales	2,808,415
Swap agreements	246,120
Foreign currencies	5,440,957

132,832,554

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	55,781,246

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,124,619

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,343,373	$37,916,096
Net realized loss on investment and foreign currency transactions	(77,051,308)	(233,512,193)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	132,832,554	(290,894,347)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,124,619	(486,490,444)

DISTRIBUTIONS	(38,046,693)	(63,983,420)

FUND SHARE TRANSACTIONS:
Fund share sold [47,214,156 and 87,927,903 shares, respectively]	371,954,298	877,463,533
Fund share issued in reinvestment of distributions [4,529,368 and 5,875,429 shares, respectively]	38,046,693	63,983,420
Fund share repurchased [23,663,879 and 105,226,629 shares, respectively]	(174,151,283)	(978,786,074)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	235,849,708	(37,339,121)

TOTAL INCREASE (DECREASE) IN NET ASSETS	265,927,634	(587,812,985)
NET ASSETS:
Beginning of period	950,796,126	1,538,609,111

End of period	$1,216,723,760	$950,796,126

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	797,781	$9,908,434
AST DeAM Large-Cap Value Portfolio	4,170,947	26,568,932
AST Federated Aggressive Growth Portfolio	279,231	1,639,085
AST International Growth Portfolio	2,026,903	17,107,064
AST International Value Portfolio	1,443,906	17,269,117
AST Large-Cap Value Portfolio	3,036,935	29,731,597
AST Marsico Capital Growth Portfolio	2,102,935	27,632,571
AST MFS Growth Portfolio	4,344,045	31,146,806
AST Mid-Cap Value Portfolio	270,589	2,064,598
AST Money Market Portfolio	27,235	27,235
AST Neuberger Berman Mid-Cap Growth Portfolio*	160,643	2,202,409
AST Parametric Emerging Markets Equity Portfolio	675,719	4,311,087
AST Small-Cap Growth Portfolio	133,758	1,615,791
AST Small-Cap Value Portfolio	347,123	2,936,660
AST T. Rowe Price Large-Cap Growth Portfolio*	1,776,643	15,048,171
AST T. Rowe Price Natural Resources Portfolio	164,394	2,442,889

TOTAL LONG-TERM INVESTMENTS (cost $229,047,388)		191,652,446

SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $2,091,339)	2,091,339	2,091,339

TOTAL INVESTMENTS(w) — 100.6% (cost $231,138,727)		193,743,785
Liabilities in excess of other assets — (0.6)%		(1,078,915)

NET ASSETS — 100.0%		$192,664,870

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$193,743,785	$—	$—

	$193,743,785	$—	$—
Other Financial Instruments*	—	—	—

Total	$193,743,785	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Large/Mid-Cap Value	51.6%
Large/Mid-Cap Growth	23.3
International Value	9.0
International Growth	8.9
Emerging Markets	2.2
Small-Cap Growth	1.7
Small-Cap Value	1.5
Sector	1.3
Money Market	1.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Affiliated investments (cost $231,138,727)	$193,743,785
Cash	167,317
Receivable for fund share sold	69,269
Dividends receivable	694
Prepaid expenses	467

Total Assets	193,981,532

LIABILITIES:
Payable for investments purchased	1,249,498
Accrued expenses and other liabilities	43,341
Payable for fund share repurchased	13,996
Advisory fees payable	8,929
Affiliated transfer agent fee payable	898

Total Liabilities	1,316,662

NET ASSETS	$192,664,870

Net assets were comprised of:
Paid-in capital	$315,744,387
Retained earnings	(123,079,517)

Net assets, June 30, 2009	$192,664,870

Net asset value and redemption price per share, $192,664,870 / 28,581,227 outstanding shares of beneficial interest	$6.74

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$2,542,110

EXPENSES
Advisory fees	105,646
Custodian and accounting fees	29,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	4,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Miscellaneous	6,990

Total expenses	171,636

NET INVESTMENT INCOME	2,370,474

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(26,159,741)
Net capital gain distribution received	750,099

(25,409,642)

Net change in unrealized appreciation (depreciation) on investments	31,636,949

NET GAIN ON INVESTMENTS	6,227,307

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,597,781

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,370,474	$2,694,620
Net realized loss on investment transactions	(25,409,642)	(62,623,210)
Net change in unrealized appreciation (depreciation) on investments	31,636,949	(95,865,777)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,597,781	(155,794,367)

DISTRIBUTIONS	(2,716,817)	(41,539,710)

FUND SHARE TRANSACTIONS:
Fund share sold [10,468,089 and 11,679,429 shares, respectively]	67,777,575	117,635,056
Fund share issued in reinvestment of distributions [391,472 and 4,040,828 shares, respectively]	2,716,817	41,539,710
Fund share repurchased [3,190,697 and 40,308,072 shares, respectively]	(19,053,130)	(399,723,081)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	51,441,262	(240,548,315)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,322,226	(437,882,392)
NET ASSETS:
Beginning of period	135,342,644	573,225,036

End of period	$192,664,870	$135,342,644

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS

Aerospace — 1.2%
Boeing Co. (The)	9,900	$420,750
Northrop Grumman Corp.	21,400	977,552
Raytheon Co.	8,000	355,440

		1,753,742

Agriculture — 1.9%
Archer-Daniels-Midland Co.	66,100	1,769,497
Bunge Ltd.(a)	14,800	891,700

		2,661,197

Apparel — 0.3%
VF Corp.(a)	6,600	365,310

Automotive Parts — 0.6%
Autoliv, Inc.(a)	18,702	538,056
Magna International, Inc. (Class A Stock) (Canada)	7,400	312,576

		850,632

Beverages — 2.1%
Coca-Cola Enterprises, Inc.	86,800	1,445,220
Pepsi Bottling Group, Inc. (The)	44,500	1,505,880

		2,951,100

Biotechnology — 0.9%
Amgen, Inc.*	23,400	1,238,796

Broadcasting — 0.6%
CBS Corp. (Class B Stock)	117,700	814,484

Building Materials — 0.5%
Masco Corp.	66,600	638,028

Chemicals — 2.0%
E.I. du Pont de Nemours & Co.	73,800	1,890,756
Eastman Chemical Co.	23,100	875,490

		2,766,246

Clothing & Apparel — 0.4%
Jones Apparel Group, Inc.	46,900	503,237

Commercial Services — 0.7%
Hertz Global Holdings, Inc.*(a)	123,300	985,167

Computer Hardware — 0.8%
Hewlett-Packard Co.	9,200	355,580
Western Digital Corp.*	29,600	784,400

		1,139,980

Conglomerates — 1.3%
Altria Group, Inc.	110,100	1,804,539

Consumer Products & Services — 3.4%
Johnson & Johnson	35,800	2,033,440
Procter & Gamble Co.	54,700	2,795,170

		4,828,610

Containers & Packaging — 0.3%
Sonoco Products Co.	18,300	438,285

Diversified Machinery — 0.2%
Deere & Co.	8,400	335,580

Diversified Manufacturing — 1.0%
Cooper Industries Ltd. (Class A Stock)(a)	22,000	683,100
Ingersoll-Rand PLC (Class A Stock) (Ireland)*	33,500	700,150

		1,383,250

Electric — 1.3%
Alliant Energy Corp.	24,900	650,637
American Electric Power Co., Inc.	12,200	352,458
Dominion Resources, Inc.	11,100	370,962
RRI Energy, Inc.*(a)	84,500	423,345

		1,797,402

Electronic Components & Equipment — 1.5%
General Electric Co.	179,700	2,106,084

Electronics — 1.6%
AU Optronics Corp., ADR (Taiwan)(a)	87,100	843,128
Tyco Electronics Ltd. (Switzerland)	74,900	1,392,391
Vishay Intertechnology, Inc.*	5,900	40,061

		2,275,580

Entertainment & Leisure — 0.2%
Walt Disney Co. (The)	15,000	349,950

Financial – Bank & Trust — 6.5%
Bank of America Corp.	69,800	921,360
BB&T Corp.(a)	21,300	468,174
Capital One Financial Corp.(a)	24,187	529,212
Deutsche Bank AG (Germany)(a)	20,800	1,268,800
Regions Financial Corp.(a)	80,800	326,432
U.S. Bancorp	100,300	1,797,376
Wells Fargo & Co.(a)	156,800	3,803,968

		9,115,322

Financial Services — 5.8%
Goldman Sachs Group, Inc. (The)	17,000	2,506,480
JPMorgan Chase & Co.	124,600	4,250,106
Morgan Stanley	49,400	1,408,394

		8,164,980

Food — 4.5%
ConAgra Foods, Inc.	67,200	1,280,832
General Mills, Inc.	9,500	532,190
Kraft Foods, Inc. (Class A Stock)	44,400	1,125,096
Kroger Co. (The)	42,400	934,920
Safeway, Inc.	48,400	985,908
Smithfield Foods, Inc.*(a)	37,300	521,081
Sysco Corp.	13,700	307,976
Tyson Foods, Inc. (Class A Stock)	53,700	677,157

		6,365,160

Gas — 0.6%
NiSource, Inc.	66,700	777,722

Home Builders — 0.6%
D.R. Horton, Inc.	47,400	443,664
NVR, Inc.*	725	364,233

		807,897

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)

Home Furnishings — 0.6%
Whirlpool Corp.(a)	18,700	$795,872

Household Products/Wares — 0.3%
Kimberly-Clark Corp.	7,500	393,225

Insurance — 7.8%
ACE Ltd. (Switzerland)	32,000	1,415,360
Allstate Corp. (The)	56,000	1,366,400
Fidelity National Financial, Inc. (Class A Stock)	23,600	319,308
Genworth Financial, Inc. (Class A Stock)	96,800	676,632
Hartford Financial Services Group, Inc. (The)	34,300	407,141
Lincoln National Corp.(a)	59,000	1,015,390
MetLife, Inc.	53,000	1,590,530
PartnerRe Ltd. (Bermuda)	6,200	402,690
Torchmark Corp.	12,400	459,296
Travelers Cos., Inc. (The)	33,000	1,354,320
Unum Group	73,700	1,168,882
XL Capital Ltd. (Class A Stock) (Cayman Islands)(a)	67,100	768,966

		10,944,915

Internet — 0.7%
Symantec Corp.*	66,200	1,030,072

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	19,500	644,280
Terex Corp.*(a)	36,200	436,934

		1,081,214

Media — 4.5%
Comcast Corp. (Class A Stock)	25,100	363,699
News Corp. (Class A Stock)	296,500	2,701,115
Time Warner Cable, Inc.	24,900	788,583
Time Warner, Inc.	99,200	2,498,848

		6,352,245

Movies & Entertainment — 0.8%
Viacom, Inc. (Class B Stock)*	52,400	1,189,480

Oil & Gas — 16.0%
Apache Corp.	18,300	1,320,345
BP PLC, ADR (United Kingdom)(a)	14,500	691,360
Chevron Corp.	67,100	4,445,375
ConocoPhillips	50,500	2,124,030
Devon Energy Corp.	30,700	1,673,150
ENSCO International, Inc.	7,900	275,473
Exxon Mobil Corp.	110,000	7,690,100
Halliburton Co.	15,800	327,060
Nexen, Inc. (Canada)	31,900	690,635
Occidental Petroleum Corp.	26,900	1,770,289
Royal Dutch Shell PLC, ADR (Netherlands)(a)	24,100	1,209,579
Sunoco, Inc.	13,400	310,880

		22,528,276

Pharmaceuticals — 8.7%
Bristol-Myers Squibb Co.	27,000	548,370
Cardinal Health, Inc.	26,400	806,520
Eli Lilly & Co.	39,400	1,364,816
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	10,800	381,672
Merck & Co., Inc.(a)	88,000	2,460,480
Pfizer, Inc.	297,000	4,455,000
Schering-Plough Corp.	89,900	2,258,288

		12,275,146

Retail & Merchandising — 4.3%
AutoNation, Inc.*(a)	42,200	732,170
Foot Locker, Inc.(a)	41,400	433,458
Gap, Inc. (The)	18,300	300,120
Home Depot, Inc. (The)(a)	54,500	1,287,835
J.C. Penney Co., Inc.(a)	32,200	924,462
Limited Brands, Inc.(a)	67,000	801,990
Lowe’s Cos., Inc.	34,500	669,645
Macy’s, Inc.	79,000	929,040

		6,078,720

Semiconductors — 0.2%
Intel Corp.	21,300	352,515

Telecommunications — 9.3%
AT&T, Inc.	202,100	5,020,164
Corning, Inc.	68,300	1,096,898
Motorola, Inc.	200,900	1,331,967
Nokia Oyj, ADR (Finland)(a)	47,300	689,634
Sprint Nextel Corp.*	347,600	1,671,956
Telefonaktiebolaget LM Ericsson, ADR (Sweden)	36,900	360,882
Verizon Communications, Inc.	56,100	1,723,953
Vodafone Group PLC, ADR (United Kingdom)(a)	59,200	1,153,808

		13,049,262

Tobacco — 0.8%
Reynolds American, Inc.	28,200	1,089,084

Transportation — 0.2%
Burlington Northern Santa Fe Corp.	4,700	345,638

TOTAL LONG-TERM INVESTMENTS (cost $171,783,806)		134,723,944

SHORT-TERM INVESTMENT — 20.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $29,260,007; includes $25,277,815 of cash collateral for securities on loan)(b)(w) (Note 4)	29,260,007	29,260,007

TOTAL INVESTMENTS — 116.6% (cost $201,043,813)		163,983,951
Liabilities in excess of other assets — (16.6)%		(23,297,679)

NET ASSETS — 100.0%		$140,686,272

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $24,255,968; cash collateral of $25,277,815 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$134,723,944	$—	$—
Affiliated Money Market Mutual Fund	29,260,007	—	—

	$163,983,951	$—	$—
Other Financial Instruments*	—	—	—

Total	$163,983,951	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (18.0% represents investments purchased with collateral from securities on loan)	20.8%
Oil & Gas	16.0
Telecommunications	9.3
Pharmaceuticals	8.7
Insurance	7.8
Financial – Bank & Trust	6.5
Financial Services	5.8
Food	4.5
Media	4.5
Retail & Merchandising	4.3
Consumer Products & Services	3.4
Beverages	2.1
Chemicals	2.0
Agriculture	1.9
Electronics	1.6
Electronic Components & Equipment	1.5
Conglomerates	1.3
Electric	1.3
Aerospace	1.2
Diversified Manufacturing	1.0
Biotechnology	0.9
Movies & Entertainment	0.8
Computer Hardware	0.8
Tobacco	0.8
Machinery – Construction & Mining	0.8
Internet	0.7
Commercial Services	0.7
Automotive Parts	0.6
Broadcasting	0.6
Home Builders	0.6
Home Furnishings	0.6
Gas	0.6
Building Materials	0.5
Clothing & Apparel	0.4
Containers & Packaging	0.3
Household Products/Wares	0.3
Apparel	0.3
Semiconductors	0.2
Entertainment & Leisure	0.2
Transportation	0.2
Diversified Machinery	0.2

116.6
Liabilities in excess of other assets	(16.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $24,255,968:
Unaffiliated investments (cost $171,783,806)	$134,723,944
Affiliated investments (cost $29,260,007)	29,260,007
Cash	531,160
Receivable for investments sold	1,058,504
Dividends receivable	250,489
Receivable for fund share sold	240,524
Prepaid expenses	2,074

Total Assets	166,066,702

LIABILITIES:
Payable to broker for collateral for securities on loan	25,277,815
Accrued expenses and other liabilities	61,497
Advisory fees payable	38,545
Shareholder servicing fees payable	1,533
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	142

Total Liabilities	25,380,430

NET ASSETS	$140,686,272

Net assets were comprised of:
Paid-in capital	$246,195,873
Retained earnings	(105,509,601)

Net assets, June 30, 2009	$140,686,272

Net asset value and redemption price per share, $140,686,272 / 23,354,702 outstanding shares of beneficial interest	$6.02

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $24,947 foreign withholding tax)	$2,060,989
Affiliated income from securities lending, net	45,743
Affiliated dividend income	14,554

2,121,286

EXPENSES
Advisory fees	463,374
Shareholder servicing fees and expenses	61,783
Custodian and accounting fees	36,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	6,000
Shareholders’ reports	6,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Loan interest expense (Note 7)	134
Miscellaneous	7,306

Total expenses	602,597

NET INVESTMENT INCOME	1,518,689

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(51,935,944)
Net change in unrealized appreciation (depreciation) on investments	48,512,863

NET LOSS ON INVESTMENTS	(3,423,081)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,904,392)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,518,689	$6,083,195
Net realized loss on investment transactions	(51,935,944)	(16,629,899)
Net change in unrealized appreciation (depreciation) on investments	48,512,863	(118,517,111)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(1,904,392)	(129,063,815)

DISTRIBUTIONS	(6,094,698)	(38,829,581)

FUND SHARE TRANSACTIONS:
Fund share sold [3,021,808 and 4,772,218 shares, respectively]	18,017,533	41,262,343
Fund share issued in reinvestment of distributions [976,698 and 4,015,468 shares, respectively]	6,094,526	38,829,581
Fund share repurchased [2,897,105 and 17,258,558 shares, respectively]	(15,651,652)	(158,301,750)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	8,460,407	(78,209,826)

TOTAL INCREASE (DECREASE) IN NET ASSETS	461,317	(246,103,222)
NET ASSETS:
Beginning of period	140,224,955	386,328,177

End of period	$140,686,272	$140,224,955

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS

Aerospace & Defense — 8.9%
Goodrich Corp.	318,200	$15,900,454
Honeywell International, Inc.	208,600	6,550,040
L-3 Communications Holdings, Inc.	450,100	31,227,938
Raytheon Co.	795,600	35,348,508
United Technologies Corp.	70,800	3,678,768

		92,705,708

Automotive Parts & Equipment — 0.3%
WABCO Holdings, Inc.	155,720	2,756,244

Banks — 0.4%
Morgan Stanley	137,000	3,905,870

Biotechnology — 4.4%
Amgen, Inc.*	507,300	26,856,462
Biogen Idec, Inc.*	405,420	18,304,713

		45,161,175

Chemicals — 1.3%
CF Industries Holdings, Inc.	98,300	7,287,962
FMC Corp.	51,700	2,445,410
Terra Industries, Inc.	150,600	3,647,532

		13,380,904

Commercial Services — 1.8%
Apollo Group, Inc. (Class A Stock)*(a)	262,685	18,682,157

Computers — 0.8%
EMC Corp.*	281,600	3,688,960
NetApp, Inc.*(a)	206,900	4,080,068

		7,769,028

Distribution/Wholesale — 0.3%
WESCO International, Inc.*	104,800	2,624,192

Diversified Financial Services — 2.0%
BlackRock, Inc.(a)	45,100	7,911,442
IntercontinentalExchange, Inc.*	77,350	8,836,464
TD Ameritrade Holding Corp.*(a)	225,690	3,958,603

		20,706,509

Diversified Manufacturing — 0.3%
Dover Corp.	97,700	3,232,893

Diversified Telecommunication Services — 0.5%
CenturyTel, Inc.(a)	156,710	4,810,997

Electric — 1.7%
NSTAR	254,100	8,159,151
Public Service Enterprise Group, Inc.	280,250	9,144,557

		17,303,708

Electronic Components & Equipment — 0.4%
Hubbell, Inc. (Class B Stock)	118,000	3,783,080

Electronics — 0.4%
Dolby Laboratories, Inc. (Class A Stock)*	104,600	3,899,488

Engineering & Construction — 1.8%
Fluor Corp.(a)	301,500	15,463,935
URS Corp.*	67,700	3,352,504

		18,816,439

Food — 1.1%
ConAgra Foods, Inc.	618,390	11,786,513

Food & Staples Retailing — 0.7%
Safeway, Inc.	343,955	7,006,363

Healthcare Providers & Services — 6.5%
Aetna, Inc.	545,800	13,672,290
AmerisourceBergen Corp.(a)	190,000	3,370,600
Humana, Inc.*	137,200	4,426,072
Medco Health Solutions, Inc.*	433,066	19,752,140
Quest Diagnostics, Inc.	179,300	10,117,899
UnitedHealth Group, Inc.	641,800	16,032,164

		67,371,165

Household Products/Wares — 0.4%
Kimberly-Clark Corp.	71,500	3,748,745

Insurance — 8.2%
ACE Ltd. (Switzerland)	389,950	17,247,488
Arch Capital Group Ltd. (Bermuda)*	373,960	21,906,577
AXIS Capital Holdings Ltd. (Bermuda)	1,033,860	27,066,455
Loews Corp.	268,930	7,368,682
RenaissanceRe Holdings Ltd. (Bermuda)	256,520	11,938,441

		85,527,643

Internet — 1.7%
eBay, Inc.*	353,000	6,046,890
F5 Networks, Inc.*	107,460	3,717,041
VeriSign, Inc.*(a)	429,800	7,942,704

		17,706,635

IT Services — 5.4%
Accenture Ltd. (Class A Stock) (Bermuda)	523,365	17,511,793
Alliance Data Systems Corp.*(a)	200,710	8,267,245
SAIC, Inc.*(a)	1,639,998	30,421,963

		56,201,001

Machinery & Equipment — 0.6%
Joy Global, Inc.	186,755	6,670,889

Media — 3.9%
Comcast Corp. (Class A Stock)	1,297,615	18,802,441
DIRECTV Group, Inc. (The)*(a)	290,500	7,178,255
DISH Network Corp. (Class A Stock)*	240,665	3,901,180
Time Warner Cable, Inc.	109,571	3,470,114
Time Warner, Inc.	301,800	7,602,342

		40,954,332

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)

Oil & Gas — 3.3%
Noble Corp.(a)	237,920	$7,197,080
Occidental Petroleum Corp.	415,500	27,344,055

		34,541,135

Oil & Gas Services — 0.6%
Cameron International Corp.*(a)	233,825	6,617,248

Oil, Gas and Consumable Fuels — 11.4%
Chevron Corp.	410,900	27,222,125
ConocoPhillips	165,425	6,957,776
Exxon Mobil Corp.	687,300	48,049,143
Total SA, ADR (France)(a)	577,140	31,298,302
Valero Energy Corp.	310,900	5,251,101

		118,778,447

Pharmaceuticals — 7.4%
Abbott Laboratories	379,300	17,842,272
Eli Lilly & Co.	529,250	18,333,220
Endo Pharmaceuticals Holdings, Inc.*	235,640	4,222,669
Forest Laboratories, Inc.*	396,520	9,956,617
Merck & Co., Inc.(a)	257,900	7,210,884
Novartis AG, ADR (Switzerland)(a)	87,600	3,573,204
Schering-Plough Corp.	636,320	15,984,358

		77,123,224

Retail — 5.9%
Advance Auto Parts, Inc.	234,550	9,731,479
Home Depot, Inc. (The)	664,200	15,695,046
Ross Stores, Inc.	252,000	9,727,200
Wal-Mart Stores, Inc.	528,200	25,586,008

		60,739,733

Semiconductors — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	417,000	3,923,970
Xilinx, Inc.(a)	188,900	3,864,894

		7,788,864

Software — 2.2%
Symantec Corp.*	1,485,700	23,117,492

Telecommunications — 4.1%
Cisco Systems, Inc.*	465,600	8,678,784
Qwest Communications International, Inc.(a)	6,043,600	25,080,940
Verizon Communications, Inc.	294,723	9,056,838

		42,816,562

Tobacco — 6.3%
Lorillard, Inc.	409,800	27,772,146
Philip Morris International, Inc.	867,640	37,846,457

		65,618,603

Transportation — 0.4%
CSX Corp.	133,700	4,630,031

TOTAL LONG-TERM INVESTMENTS (cost $997,258,099)		998,283,017

SHORT-TERM INVESTMENT — 17.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $177,905,832; includes $139,882,511 of cash collateral for securities on loan)(b)(w) (Note 4)	177,905,832	$177,905,832

TOTAL INVESTMENTS — 113.3% (cost $1,175,163,931)		1,176,188,849
Liabilities in excess of other assets — (13.3)%		(138,039,737)

NET ASSETS — 100.0%		$1,038,149,112

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $134,303,644; cash collateral of $139,882,511 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$998,283,017	$—	$—
Affiliated Money Market Mutual Fund	177,905,832	—	—

	$1,176,188,849	$—	$—
Other Financial Instruments*	—	—	—

Total	$1,176,188,849	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (13.5% represents investments purchased with collateral from securities on loan)	17.1%
Oil, Gas and Consumable Fuels	11.4
Aerospace & Defense	8.9
Insurance	8.2
Pharmaceuticals	7.4
Healthcare Providers & Services	6.5
Tobacco	6.3
Retail	5.9
IT Services	5.4
Biotechnology	4.4
Telecommunications	4.1
Media	3.9
Oil & Gas	3.3
Software	2.2
Diversified Financial Services	2.0
Engineering & Construction	1.8
Commercial Services	1.8
Internet	1.7
Electric	1.7
Chemicals	1.3
Food	1.1
Semiconductors	0.8
Computers	0.8
Food & Staples Retailing	0.7
Machinery & Equipment	0.6
Oil & Gas Services	0.6
Diversified Telecommunication Services	0.5
Transportation	0.4
Banks	0.4
Electronics	0.4
Electronic Components & Equipment	0.4
Household Products/Wares	0.4
Diversified Manufacturing	0.3
Automotive Parts & Equipment	0.3
Distribution/Wholesale	0.3

113.3
Liabilities in excess of other assets	(13.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $134,303,644:
Unaffiliated investments (cost $997,258,099)	$998,283,017
Affiliated investments (cost $177,905,832)	177,905,832
Cash	1,899,682
Receivable for fund share sold	4,826,273
Receivable for investments sold	3,405,298
Dividends receivable	1,219,803
Prepaid expenses	26,224

Total Assets	1,187,566,129

LIABILITIES:
Payable to broker for collateral for securities on loan	139,882,511
Payable for investments purchased	8,971,626
Advisory fees payable	314,491
Accrued expenses and other liabilities	237,169
Shareholder servicing fees payable	10,322
Affiliated transfer agent fee payable	898

Total Liabilities	149,417,017

NET ASSETS	$1,038,149,112

Net assets were comprised of:
Paid-in capital	$1,874,194,336
Retained earnings	(836,045,224)

Net assets, June 30, 2009	$1,038,149,112

Net asset value and redemption price per share, $1,038,149,112 / 83,556,704 outstanding shares of beneficial interest	$12.42

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $320,157 foreign withholding tax)	$9,338,514
Affiliated income from securities lending, net	471,953
Affiliated dividend income	119,274

9,929,741

EXPENSES
Advisory fees	3,421,098
Shareholder servicing fees and expenses	425,796
Custodian and accounting fees	152,000
Trustees’ fees	24,000
Insurance expenses	22,000
Loan interest expense (Note 7)	10,906
Audit fee	9,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	5,000
Miscellaneous	14,198

Total expenses	4,099,998

NET INVESTMENT INCOME	5,829,743

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(178,583,727)
Net change in unrealized appreciation (depreciation) on investments	195,240,427

NET GAIN ON INVESTMENTS	16,656,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,486,443

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$5,829,743	$33,136,324
Net realized loss on investment transactions	(178,583,727)	(654,246,546)
Net change in unrealized appreciation (depreciation) on investments	195,240,427	(481,128,509)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,486,443	(1,102,238,731)

DISTRIBUTIONS	(33,264,991)	(336,810,705)

FUND SHARE TRANSACTIONS:
Fund share sold [17,909,301 and 44,372,092 shares, respectively]	217,821,721	793,384,038
Fund share issued in reinvestment of distributions [2,631,724 and 18,176,509 shares, respectively]	33,264,991	336,810,705
Fund share repurchased [24,814,747 and 122,069,691 shares, respectively]	(294,444,884)	(2,079,165,195)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(43,358,172)	(948,970,452)

TOTAL DECREASE IN NET ASSETS	(54,136,720)	(2,388,019,888)
NET ASSETS:
Beginning of period	1,092,285,832	3,480,305,720

End of period	$1,038,149,112	$1,092,285,832

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS

Aerospace — 2.4%
General Dynamics Corp.	12,202	$675,869
Lockheed Martin Corp.	11,954	964,090
Northrop Grumman Corp.	36,646	1,673,989
Raytheon Co.	6,899	306,523

		3,620,471

Automobile Manufacturers — 0.3%
Navistar International Corp.*(a)	4,318	188,265
WABCO Holdings, Inc.	13,119	232,206

		420,471

Automotive Parts — 0.3%
Magna International, Inc. (Class A Stock) (Canada)	8,992	379,822

Beverages — 0.7%
Coca-Cola Co. (The)	9,299	446,259
Coca-Cola Enterprises, Inc.	12,838	213,753
Molson Coors Brewing Co. (Class B Stock)	2,975	125,932
Pepsi Bottling Group, Inc.	6,423	217,354
PepsiCo, Inc.	1,653	90,849

		1,094,147

Biotechnology — 1.7%
Amgen, Inc.*	49,070	2,597,766

Broadcasting — 0.4%
CBS Corp. (Class B Stock)	89,651	620,385

Business Services — 1.1%
Accenture Ltd. (Class A Stock) (Bermuda)	45,019	1,506,336
Harte-Hanks, Inc.	12,204	112,887
Manpower, Inc.	2,088	88,406

		1,707,629

Cable Television — 0.6%
Comcast Corp. (Class A Stock)	66,171	958,818

Chemicals — 1.7%
CF Industries Holdings, Inc.	3,592	266,311
Dow Chemical Co. (The)	42,394	684,239
E.I. du Pont de Nemours & Co.	39,322	1,007,430
Minerals Technologies, Inc.	2,179	78,488
OM Group, Inc.*	7,322	212,484
Terra Industries, Inc.	15,398	372,939

		2,621,891

Clothing & Apparel — 0.5%
Columbia Sportswear Co.(a)	3,684	113,909
Jones Apparel Group, Inc.	20,636	221,424
Polo Ralph Lauren Corp.	5,714	305,928
Timberland Co. (Class A Stock)*(a)	6,060	80,416
VF Corp.(a)	1,417	78,431

		800,108

Commercial Banks — 0.3%
Canadian Imperial Bank of Commerce (Canada)	8,159	408,521
Cullen/Frost Bankers, Inc.(a)	1,245	57,419

		465,940

Computer Hardware — 6.1%
Apple, Inc.*	10,814	1,540,238
EMC Corp.*	23,131	303,016
Hewlett-Packard Co.	53,587	2,071,138
International Business Machines Corp.	39,120	4,084,910
Western Digital Corp.*	46,273	1,226,235

		9,225,537

Computer Services & Software — 3.9%
Autodesk, Inc.*	7,209	136,827
Computer Sciences Corp.*	38,134	1,689,336
Diebold, Inc.	4,194	110,554
Microsoft Corp.	153,302	3,643,988
Parametric Technology Corp.*	10,549	123,318
Sybase, Inc.*(a)	4,442	139,212

		5,843,235

Conglomerates — 0.9%
Altria Group, Inc.	58,962	966,387
Philip Morris International, Inc.	8,228	358,905

		1,325,292

Construction — 2.1%
EMCOR Group, Inc.*	44,587	897,091
Fluor Corp.(a)	24,715	1,267,632
Foster Wheeler AG*(a)	5,049	119,914
NVR, Inc.*	1,705	856,575
Perini Corp.*(a)	6,895	119,697

		3,260,909

Consumer Products & Services — 7.6%
Blyth, Inc.	2,249	73,745
Clorox Co.	6,739	376,238
Hasbro, Inc.	53,752	1,302,949
Johnson & Johnson	76,823	4,363,546
Kimberly-Clark Corp.	32,337	1,695,429
Procter & Gamble Co.	48,819	2,494,651
Rent-A-Center, Inc.*	27,901	497,475
Reynolds American, Inc.	19,908	768,847

		11,572,880

Diversified Financial Services — 0.2%
BlackRock, Inc.	1,724	302,424

Diversified Manufacturing — 0.3%
Acuity Brands, Inc.(a)	7,425	208,271
Carlisle Cos., Inc.	9,065	217,923

		426,194

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Diversified Telecommunication Services — 0.4%
Qwest Communications International, Inc.(a)	139,877	$580,489

Educational Services — 0.1%
Apollo Group, Inc. (Class A Stock)*(a)	1,557	110,734

Electronic Components & Equipment — 3.0%
Avnet, Inc.*	5,632	118,441
Celestica, Inc. (Canada)*	108,055	736,935
Duke Energy Corp.	4,027	58,754
Emerson Electric Co.	17,764	575,554
General Electric Co.	179,614	2,105,076
GrafTech International Ltd.*	22,585	255,436
Harman International Industries, Inc.(a)	12,033	226,221
Parker Hannifin Corp.	9,793	420,707

		4,497,124

Electronics — 0.3%
Brady Corp. (Class A Stock)(a)	10,120	254,215
PerkinElmer, Inc.(a)	5,648	98,275
Varian, Inc.*	2,726	107,486

		459,976

Energy Services — 0.1%
NRG Energy, Inc.*(a)	6,750	175,230

Entertainment & Leisure — 1.0%
NetFlix, Inc.*(a)	4,065	168,047
Walt Disney Co. (The)	56,492	1,317,958

		1,486,005

Farming & Agriculture — 0.9%
Bunge Ltd. (Bermuda)(a)	22,557	1,359,059

Financial – Bank & Trust — 2.9%
Bank of America Corp.	118,124	1,559,237
Bank of Montreal (Canada)	2,737	115,364
International Bancshares Corp.(a)	5,403	55,705
New York Community Bankcorp, Inc.	12,931	138,232
U.S. Bancorp	51,602	924,708
Wells Fargo & Co.(a)	68,503	1,661,883

		4,455,129

Financial – Brokerage — 0.4%
Janus Capital Group, Inc.	12,719	144,997
NYSE Euronext, Inc.	15,630	425,917

		570,914

Financial Services — 4.9%
Bank of New York Mellon Corp. (The)	34,991	1,025,586
Broadridge Financial Solutions, Inc.	21,084	349,573
Capital One Financial Corp.(a)	4,074	89,139
Citigroup, Inc.(a)	76,479	227,143
CME Group, Inc.	3,209	998,352
Federated Investors, Inc. (Class B Stock)	2,641	63,622
Goldman Sachs Group, Inc. (The)	4,080	601,555
JPMorgan Chase & Co.	74,050	2,525,845
Morgan Stanley(a)	34,878	994,372
Royal Bank of Canada (Canada)	12,795	522,676

		7,397,863

Food — 1.4%
Archer-Daniels-Midland Co.	43,790	1,172,258
ConAgra Foods, Inc.	1,640	31,258
H.J. Heinz Co.	1,032	36,843
Kellogg Co.	2,858	133,097
Kraft Foods, Inc. (Class A Stock)	18,030	456,880
Safeway, Inc.	17,605	358,614
Tyson Foods, Inc. (Class A Stock)	460	5,801

		2,194,751

Healthcare Products — 0.4%
Boston Scientific Corp.*	33,986	344,618
Hill-Rom Holdings, Inc.	15,168	246,025

		590,643

Healthcare Services — 0.9%
AMERIGROUP Corp.*(a)	13,593	364,972
Humana, Inc.*	11,849	382,249
Magellan Health Services, Inc.*	3,211	105,385
WellCare Health Plans, Inc.*	12,546	231,975
WellPoint, Inc.*	4,122	209,769

		1,294,350

Industrial Products — 0.4%
Dover Corp.	16,395	542,511

Insurance — 3.3%
ACE Ltd. (Switzerland)	30,588	1,352,907
American Financial Group, Inc.	22,581	487,298
Aspen Insurance Holdings Ltd. (Bermuda)	46,966	1,049,220
AXIS Capital Holdings Ltd. (Bermuda)	11,909	311,778
Endurance Specialty Holdings Ltd. (Bermuda)(a)	6,904	202,287
MetLife, Inc.	25,631	769,186
Principal Financial Group, Inc.	28,876	544,024
StanCorp Financial Group, Inc.	2,413	69,205
Travelers Cos., Inc. (The)	5,474	224,653

		5,010,558

Internet Services — 2.2%
Cisco Systems, Inc.*	93,526	1,743,325
Google, Inc. (Class A Stock)*	2,843	1,198,581
Symantec Corp.*	10,313	160,470
Yahoo!, Inc.*(a)	17,896	280,251

		3,382,627

Machinery — 0.1%
Rockwell Automation, Inc.	3,840	123,341

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Machinery & Equipment — 0.3%
Cummins, Inc.	6,666	$234,710
Flowserve Corp.	1,885	131,592
Lincoln Electric Holdings, Inc.	2,910	104,876

		471,178

Media — 0.9%
Time Warner, Inc.	56,752	1,429,583

Medical Supplies & Equipment — 1.8%
Baxter International, Inc.	19,840	1,050,726
Becton, Dickinson and Co.	19,529	1,392,613
McKesson Corp.	7,776	342,144

		2,785,483

Metals & Mining — 1.2%
Allegheny Technologies, Inc.(a)	6,589	230,154
Alpha Natural Resources, Inc.*	24,501	643,641
Cliffs Natural Resources, Inc.	5,921	144,887
Mueller Industries, Inc.	9,034	187,907
Newmont Mining Corp.	3,107	126,983
Peabody Energy Corp.	3,486	105,138
Reliance Steel & Aluminum Co.	5,836	224,044
Timken Co.	7,557	129,074
Worthington Industries, Inc.	7,879	100,772

		1,892,600

Miscellaneous Manufacturing — 0.4%
3M Co.	5,834	350,624
Honeywell International, Inc.	8,181	256,883

		607,507

Office Equipment — 0.6%
Herman Miller, Inc.	13,958	214,116
Lexmark International, Inc. (Class A Stock)*(a)	32,836	520,450
Xerox Corp.	25,027	162,175

		896,741

Oil & Gas — 13.4%
Apache Corp.	6,086	439,105
BJ Services Co.	23,916	325,975
Chevron Corp.	59,030	3,910,738
ConocoPhillips	61,356	2,580,633
ENSCO International, Inc.	3,017	105,203
Exxon Mobil Corp.	113,140	7,909,617
Hess Corp.	6,108	328,305
Murphy Oil Corp.	6,587	357,806
National Oilwell Varco, Inc.*	3,867	126,296
New Jersey Resources Corp.(a)	4,017	148,790
Occidental Petroleum Corp.	37,519	2,469,125
Patterson-UTI Energy, Inc.	21,986	282,740
Sunoco, Inc.	4,195	97,324
UGI Corp.(a)	4,511	114,985
Valero Energy Corp.	53,638	905,946
W&T Offshore, Inc.(a)	27,404	266,915

		20,369,503

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	68,895	1,399,258
Eli Lilly & Co.(a)	58,917	2,040,885
Herbalife Ltd. (Cayman Islands)	9,300	293,322
King Pharmaceuticals, Inc.*(a)	8,526	82,105
Pfizer, Inc.	194,433	2,916,495
Sepracor, Inc.*	20,193	349,743
Wyeth	1,303	59,143

		7,140,951

Printing & Publishing — 0.4%
Gannett Co., Inc.	27,315	97,515
RR Donnelley & Sons Co.(a)	45,049	523,469

		620,984

Railroads — 0.8%
CSX Corp.	13,597	470,864
Norfolk Southern Corp.(a)	12,349	465,187
Union Pacific Corp.	6,447	335,631

		1,271,682

Real Estate Investment Trusts — 0.8%
Equity Residential Properties Trust(a)	2,718	60,421
Hospitality Properties Trust	18,897	224,685
HRPT Properties Trust(a)	18,130	73,608
Public Storage, Inc.	1,322	86,565
Simon Property Group, Inc.	12,482	641,960
Vornado Realty Trust	1,578	71,057

		1,158,296

Restaurants — 1.5%
McDonald’s Corp.	40,483	2,327,368

Retail & Merchandising — 4.7%
Barnes & Noble, Inc.	15,558	320,962
Dollar Tree, Inc.*	1,697	71,444
Family Dollar Stores, Inc.	22,506	636,920
Gap, Inc. (The)	83,145	1,363,578
General Mills, Inc.	12,917	723,610
Home Depot, Inc. (The)(a)	5,814	137,385
Kroger Co. (The)	26,986	595,041
Macy’s, Inc.	26,503	311,675
RadioShack Corp.(a)	46,120	643,835
SUPERVALU, Inc.	56,097	726,456
Tractor Supply Co.*(a)	2,375	98,135
Wal-Mart Stores, Inc.	31,074	1,505,225
World Fuel Services Corp.(a)	356	14,678

		7,148,944

Retail – Automotive — 0.2%
AutoNation, Inc.*(a)	16,501	286,292

Semiconductors — 3.0%
Amkor Technology, Inc.*(a)	116,208	549,664
Analog Devices, Inc.	2,762	68,442
Broadcom Corp. (Class A Stock)*(a)	12,860	318,799
Intel Corp.	117,369	1,942,457

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Linear Technology Corp.(a)	1,117	$26,082
LSI Corp.*	168,838	769,901
Maxim Integrated Products, Inc.	9,629	151,079
NVIDIA Corp.*	13,161	148,588
Xilinx, Inc.(a)	25,913	530,180

		4,505,192

Software — 0.7%
Oracle Corp.	46,056	986,519
Take-Two Interactive Software, Inc.*	12,463	118,025

		1,104,544

Telecommunications — 4.8%
AT&T, Inc.	126,224	3,135,404
Embarq Corp.	2,611	109,819
Motorola, Inc.	113,418	751,961
Nortel Networks Corp. (Canada)*	1,622	71
Plantronics, Inc.	3,458	65,391
QUALCOMM, Inc.	7,786	351,927
Verizon Communications, Inc.	90,999	2,796,399

		7,210,972

Tobacco — 0.4%
Lorillard, Inc.	9,131	618,808

Transportation — 0.5%
Expeditors International of
Washington, Inc.	1,657	55,244
FedEx Corp.	3,251	180,821
United Parcel Service, Inc. (Class B Stock)	5,530	276,445
UTI Worldwide, Inc. (British Virgin Islands)*	15,249	173,838

		686,348

Utilities — 3.5%
CenterPoint Energy, Inc.	9,356	103,665
DTE Energy Co.	16,371	523,872
Edison International	48,807	1,535,468
Entergy Corp.	2,686	208,219
Exelon Corp.	6,971	356,985
FPL Group, Inc.(a)	31,163	1,771,928
PG&E Corp.	4,197	161,333
Progress Energy, Inc.(a)	7,145	270,295
Public Service Enterprise Group, Inc.	11,762	383,794

		5,315,559

TOTAL LONG-TERM INVESTMENTS (cost $167,633,157)		149,323,758

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
SHORT-TERM INVESTMENTS — 12.8%
U.S. GOVERNMENT AGENCY OBLIGATION — 2.0%
Federal Home Loan Bank(k) (cost $3,089,000)
0.01%	07/01/09	$3,089	$3,089,000

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 10.8%
Dryden Core Investment Fund – Taxable Money Market Series (cost $16,376,980; includes $16,376,678 of cash collateral for securities on loan)(b)(w) (Note 4)		16,376,980	16,376,980

TOTAL SHORT-TERM INVESTMENTS (cost $19,465,980)			19,465,980

TOTAL INVESTMENTS — 111.2% (cost $187,099,137)			168,789,738
Liabilities in excess of other assets(x) — (11.2)%			(17,007,749)

NET ASSETS — 100.0%			$151,781,989

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $15,668,029; cash collateral of $16,376,678 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Securities segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Depreciation
Long Position:
28	S&P 500 E-Mini Index	Sep 09	$1,309,770	$1,281,700	$(28,070)

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$149,323,758	$—	$—
U.S. Mortgage-Backed Obligations	—	3,089,000	—
Affiliated Money Market Mutual Fund	16,376,980	—	—

	$165,700,738	$3,089,000	$—
Other Financial Instruments*	(28,070)	—	—

Total	$165,672,668	$3,089,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Oil & Gas	13.4%
Affiliated Money Market Mutual Fund (10.8% represents investments purchased with collateral from securities on loan)	10.8
Consumer Products & Services	7.6
Computer Hardware	6.1
Financial Services	4.9
Telecommunications	4.8
Retail & Merchandising	4.7
Pharmaceuticals	4.7
Computer Services & Software	3.9
Utilities	3.5
Insurance	3.3
Semiconductors	3.0
Electronic Components & Equipment	3.0
Financial – Bank & Trust	2.9
Aerospace	2.4
Internet Services	2.2
Construction	2.1
U.S. Government Agency Obligations	2.0
Medical Supplies & Equipment	1.8
Chemicals	1.7
Biotechnology	1.7
Restaurants	1.5
Food	1.4
Metals & Mining	1.2
Business Services	1.1
Entertainment & Leisure	1.0
Media	0.9
Farming & Agriculture	0.9
Conglomerates	0.9
Healthcare Services	0.9
Railroads	0.8
Real Estate Investment Trusts	0.8
Software	0.7
Beverages	0.7
Cable Television	0.6
Office Equipment	0.6
Clothing & Apparel	0.5
Transportation	0.5
Printing & Publishing	0.4
Broadcasting	0.4
Tobacco	0.4
Miscellaneous Manufacturing	0.4
Healthcare Products	0.4
Diversified Telecommunication Services	0.4
Financial – Brokerage	0.4
Industrial Products	0.4
Machinery & Equipment	0.3
Commercial Banks	0.3
Electronics	0.3
Diversified Manufacturing	0.3
Automobile Manufacturers	0.3
Automotive Parts	0.3
Diversified Financial Services	0.2
Retail – Automotive	0.2
Energy Services	0.1
Machinery	0.1
Educational Services	0.1

111.2
Liabilities in excess of other assets	(11.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker-variation margin	$28,070*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$47,453

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(45,920)

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $15,668,029:
Unaffiliated investments (cost $170,722,157)	$152,412,758
Affiliated investments (cost $16,376,980)	16,376,980
Cash	1,649
Dividends and interest receivable	197,840
Receivable for fund share sold	85,644
Receivable for investments sold	82,153
Prepaid expenses	306

Total Assets	169,157,330

LIABILITIES:
Payable to broker for collateral for securities on loan	16,376,678
Payable for investments purchased	880,133
Accrued expenses and other liabilities	54,111
Advisory fees payable	53,525
Due to broker-variation margin	7,980
Shareholder servicing fees payable	1,660
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	356

Total Liabilities	17,375,341

NET ASSETS	$151,781,989

Net assets were comprised of:
Paid-in capital	$251,468,689
Retained earnings	(99,686,700)

Net assets, June 30, 2009	$151,781,989

Net asset value and redemption price per share, $151,781,989 / 15,988,749 outstanding shares of beneficial interest	$9.49

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,939 foreign withholding tax)	$1,953,697
Affiliated income from securities lending, net	70,432
Affiliated dividend income	1,154
Unaffiliated interest income	744

2,026,027

EXPENSES
Advisory fees	500,229
Shareholder servicing fees and expenses	66,697
Custodian and accounting fees	40,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Loan interest expense (Note 7)	465
Miscellaneous	4,806

Total expenses	643,197
Less: advisory fee waiver	(60,484)

Net expenses	582,713

NET INVESTMENT INCOME	1,443,314

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(21,724,307)
Futures transactions	47,453

(21,676,854)

Net change in unrealized appreciation (depreciation) on:
Investments	17,522,561
Futures	(45,920)
Foreign currencies	(414)

17,476,227

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(4,200,627)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,757,313)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,443,314	$3,712,098
Net realized loss on investment transactions	(21,676,854)	(27,778,306)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	17,476,227	(62,652,562)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(2,757,313)	(86,718,770)

DISTRIBUTIONS	(3,715,763)	(4,711,291)

FUND SHARE TRANSACTIONS:
Fund share sold [2,551,387 and 2,608,392 shares, respectively]	23,483,048	29,072,901
Fund share issued in reinvestment of distributions [379,935 and 336,281 shares, respectively]	3,715,763	4,711,291
Fund share repurchased [1,547,175 and 8,303,430 shares, respectively]	(12,847,010)	(105,682,441)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	14,351,801	(71,898,249)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,878,725	(163,328,310)
NET ASSETS:
Beginning of period	143,903,264	307,231,574

End of period	$151,781,989	$143,903,264

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	5,142,619	$63,871,324
AST DeAM Large-Cap Value Portfolio	26,249,350	167,208,361
AST Federated Aggressive Growth Portfolio	1,966,517	11,543,457
AST High Yield Portfolio	5,200,404	30,110,340
AST International Growth Portfolio	12,894,039	108,825,687
AST International Value Portfolio	9,244,345	110,562,364
AST Large-Cap Value Portfolio	19,119,127	187,176,258
AST Marsico Capital Growth Portfolio	13,172,480	173,086,385
AST MFS Growth Portfolio	26,287,293	188,479,893
AST Mid-Cap Value Portfolio	1,696,200	12,942,007
AST Money Market Portfolio	17,077,994	17,077,994
AST Neuberger Berman Mid-Cap Growth Portfolio*	961,533	13,182,622
AST Parametric Emerging Markets Equity Portfolio	4,152,319	26,491,795
AST PIMCO Total Return Bond Portfolio	55,053,547	603,937,407
AST Small-Cap Growth Portfolio	903,684	10,916,500
AST Small-Cap Value Portfolio	2,553,081	21,599,068
AST T. Rowe Price Global Bond Portfolio	971,111	9,856,774
AST T. Rowe Price Large-Cap Growth Portfolio*	11,428,925	96,802,992
AST T. Rowe Price Natural Resources Portfolio	1,249,197	18,563,067
AST Western Asset Core Plus Bond Portfolio	16,142,200	151,090,994

TOTAL LONG-TERM INVESTMENTS(w) (cost $2,113,897,089)		2,023,325,289

SHORT-TERM INVESTMENTS — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.9%
Dryden Core Investment Fund – Taxable Money Market Series(w) (cost $17,902,044)	17,902,044	17,902,044

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(k)(n) (cost $1,797,549)
.003%	12/17/09	$1,800	1,797,212

TOTAL SHORT-TERM INVESTMENTS (cost $19,699,593)			19,699,256

TOTAL INVESTMENTS — 100.1% (cost $2,133,596,682)			2,043,024,545
Liabilities in excess of other assets(x) — (0.1)%			(1,102,655)

NET ASSETS — 100.0%			$2,041,921,890

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Security segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
79	10 Year U.S. Treasury Notes	Sep 09	$9,282,664	$9,184,984	$(97,680)
12	CAC 40 10 Euro	Jul 09	559,993	527,924	(32,069)
3	DAX Index	Sep 09	527,387	507,081	(20,306)
12	FTSE100 Index	Sep 09	864,750	832,733	(32,017)
26	Russell 2000 Mini	Sep 09	1,358,924	1,318,720	(40,204)
48	S&P 500	Sep 09	11,235,600	10,986,000	(249,600)
10	Topix Index	Sep 09	944,309	959,672	15,363

					$(456,513)

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$2,041,227,333	$—	$—
U.S. Treasury Obligations	—	1,797,212	—

	$2,041,227,333	$1,797,212	$—
Other Financial Instruments*	(456,513)	—	—

Total	$2,040,770,820	$1,797,212	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Large/Mid-Cap Value	30.3%
Core Bonds	29.6
Large/Mid-Cap Growth	13.9
Global Bonds	7.9
International Value	5.4
International Growth	5.3
Money Market	1.7
High Yield	1.5
Emerging Markets	1.3
Small-Cap Growth	1.1
Small-Cap Value	1.1
Sector	0.9
U.S. Treasury Obligations	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due to broker-variation margin	$97,680	*
Equity contracts	Due to broker-variation margin	15,363	*	Due to broker-variation margin	374,196	*

Total		$15,363			$471,876

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$183,831
Equity contracts	1,337,957

Total	$1,521,788

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(622,414)
Equity contracts	(917,818)

Total	$(1,540,232)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Affiliated investments (cost $2,131,799,133)	$2,041,227,333
Unaffiliated investments (cost $1,797,549)	1,797,212
Cash	1,314,152
Foreign currency, at value (cost $71,181)	71,553
Receivable for fund share sold	8,536,070
Dividends and interest receivable	9,713
Prepaid expenses	2,495

Total Assets	2,052,958,528

LIABILITIES:
Payable for investments purchased	10,644,048
Accrued expenses and other liabilities	121,809
Due to broker-variation margin	101,754
Advisory fees payable	96,402
Due to broker	71,727
Affiliated transfer agent fee payable	898

Total Liabilities	11,036,638

NET ASSETS	$2,041,921,890

Net assets were comprised of:
Paid-in capital	$2,444,898,131
Retained earnings	(402,976,241)

Net assets, June 30, 2009	$2,041,921,890

Net asset value and redemption price per share, $2,041,921,890 / 236,363,783 outstanding shares of beneficial interest	$8.64

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$48,430,195
Unaffiliated interest income	1,200

48,431,395

EXPENSES
Advisory fees	1,103,974
Custodian and accounting fees	123,000
Insurance expenses	15,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	5,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Loan interest expense (Note 7)	6
Miscellaneous	8,432

Total expenses	1,278,412

NET INVESTMENT INCOME	47,152,983

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $(184,517,221))	(184,517,221)
Net capital gain distribution received (including affiliated $47,879,730)	47,879,730
Futures transactions	1,521,788
Foreign currency transactions	(32,351)

(135,148,054)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $200,934,485)	200,934,429
Futures	(1,540,232)
Foreign currencies	372

199,394,569

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	64,246,515

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$111,399,498

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$47,152,983	$32,481,523
Net realized loss on investment and foreign currency transactions	(135,148,054)	(223,821,973)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	199,394,569	(358,811,449)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	111,399,498	(550,151,899)

DISTRIBUTIONS	(32,612,442)	(80,094,217)

FUND SHARE TRANSACTIONS:
Fund share sold [100,974,879 and 120,974,556 shares, respectively]	828,506,790	1,187,786,195
Fund share issued in reinvestment of distributions [3,722,881 and 7,281,292 shares, respectively]	32,612,442	80,094,217
Fund share repurchased [31,815,886 and 99,275,799 shares, respectively]	(242,641,004)	(915,191,688)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	618,478,228	352,688,724

TOTAL INCREASE (DECREASE) IN NET ASSETS	697,265,284	(277,557,392)
NET ASSETS:
Beginning of period	1,344,656,606	1,622,213,998

End of period	$2,041,921,890	$1,344,656,606

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.0%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	11,612,224	$144,223,822
AST DeAM Large-Cap Value Portfolio	60,281,182	383,991,129
AST Federated Aggressive Growth Portfolio	5,489,335	32,222,397
AST High Yield Portfolio	7,065,975	40,911,993
AST International Growth Portfolio	30,603,805	258,296,114
AST International Value Portfolio	21,698,951	259,519,453
AST Large-Cap Value Portfolio	43,953,766	430,307,366
AST Marsico Capital Growth Portfolio	29,955,851	393,619,887
AST MFS Growth Portfolio	59,473,516	426,425,113
AST Mid-Cap Value Portfolio	3,702,370	28,249,083
AST Money Market Portfolio	34,317,994	34,317,994
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,264,146	31,041,438
AST Parametric Emerging Markets Equity Portfolio	9,963,559	63,567,509
AST PIMCO Total Return Bond Portfolio	64,024,608	702,349,953
AST Small-Cap Growth Portfolio	2,569,815	31,043,368
AST Small-Cap Value Portfolio	7,394,382	62,556,471
AST T. Rowe Price Global Bond Portfolio	3,551	36,041
AST T. Rowe Price Large-Cap Growth Portfolio*	26,342,846	223,123,904
AST T. Rowe Price Natural Resources Portfolio	2,768,676	41,142,524
AST Western Asset Core Plus Bond Portfolio	18,441,500	172,612,439

TOTAL LONG-TERM INVESTMENTS(w) (cost $4,508,858,180)		3,759,557,998

SHORT-TERM INVESTMENTS — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.9%
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $33,784,133)	33,784,133	33,784,133

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(k) (cost $4,993,193)
.003%(n)	12/17/09	$5,000	4,992,255

TOTAL SHORT-TERM INVESTMENTS (cost $38,777,326)			38,776,388

TOTAL INVESTMENTS — 100.0% (cost $4,547,635,506)			3,798,334,386
Liabilities in excess of other assets(x)			(1,613,774)

NET ASSETS — 100.0%			$3,796,720,612

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Security segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
95	10 Year U.S. Treasury Notes	Sep 09	$11,165,289	$11,045,234	$(120,055)
49	CAC 40 10 Euro	Sep 09	2,286,639	2,155,689	(130,950)
10	DAX Index Euro	Sep 09	1,757,958	1,690,270	(67,688)
34	FTSE100 Index	Sep 09	2,450,126	2,359,410	(90,716)
74	Russell 2000	Sep 09	3,867,705	3,753,280	(114,425)
124	S&P 500	Sep 09	29,025,300	28,380,500	(644,800)
24	Topix Index	Sep 09	2,266,341	2,303,213	36,872

					$(1,131,762)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$3,793,342,131	$—	$—
U.S. Treasury Obligations	—	4,992,255	—

	$3,793,342,131	$4,992,255	$—
Other Financial Instruments*	(1,131,762)	—	—

Total	$3,792,210,369	$4,992,255	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Large/Mid-Cap Value	37.1%
Core Bonds	18.5
Large/Mid-Cap Growth	17.1
International Value	6.8
International Growth	6.8
Global Bonds	4.5
Money Market	1.8
Emerging Markets	1.7
Small-Cap Growth	1.7
Small-Cap Value	1.7
Sector	1.1
High Yield	1.1
U.S. Treasury Obligations	0.1

100.0
Liabilities in excess of other assets	— *

100.0%

*	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due to broker-variation margin	$120,055	*
Equity contracts	Due to broker-variation margin	36,872	*	Due to broker-variation margin	1,048,579	*

Total		$36,872			$1,168,634

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$272,060
Equity contracts	3,837,171

Total	$4,109,231

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(851,726)
Equity contracts	(2,767,259)

Total	$(3,618,985)

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Affiliated investments (cost $4,542,642,313)	$3,793,342,131
Unaffiliated investments (cost $4,993,193)	4,992,255
Cash	2,290,342
Foreign currency, at value (cost $250,775)	252,110
Receivable for fund share sold	5,851,639
Dividends and interest receivable	17,991
Prepaid expenses	7,709

Total Assets	3,806,754,177

LIABILITIES:
Payable for investments purchased	9,236,790
Due to broker-variation margin	264,253
Due to broker	252,757
Advisory fees payable	182,978
Accrued expenses and other liabilities	92,293
Payable for fund share repurchased	3,596
Affiliated transfer agent fee payable	898

Total Liabilities	10,033,565

NET ASSETS	$3,796,720,612

Net assets were comprised of:
Paid-in capital	$5,386,524,931
Retained earnings	(1,589,804,319)

Net assets, June 30, 2009	$3,796,720,612

Net asset value and redemption price per share, $3,796,720,612 / 479,745,812 outstanding shares of beneficial interest	$7.91

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$76,183,672
Unaffiliated interest income	3,554

76,187,226

EXPENSES
Advisory fees	2,295,179
Custodian and accounting fees	210,000
Insurance expenses	45,000
Audit fee	10,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	4,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Miscellaneous	19,133

Total expenses	2,597,312

NET INVESTMENT INCOME	73,589,914

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $(418,787,828))	(418,787,828)
Net capital gain distribution received (including affiliated $62,278,381)	62,278,381
Futures transactions	4,109,231
Foreign currency transactions	(104,857)

(352,505,073)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $488,129,843)	488,129,737
Futures	(3,618,985)
Foreign currencies	1,335

484,512,087

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	132,007,014

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$205,596,928

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$73,589,914	$76,493,554
Net realized loss on investment and foreign currency transactions	(352,505,073)	(560,296,802)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	484,512,087	(1,586,045,001)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	205,596,928	(2,069,848,249)

DISTRIBUTIONS	(76,654,365)	(379,826,563)

FUND SHARE TRANSACTIONS:
Fund share sold [114,589,056 and 166,015,776 shares, respectively]	862,882,378	1,659,760,073
Fund share issued in reinvestment of distributions [9,498,682 and 34,846,474 shares, respectively]	76,654,365	379,826,563
Fund share repurchased [45,472,045 and 347,503,079 shares, respectively]	(317,146,018)	(3,360,207,613)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	622,390,725	(1,320,620,977)

TOTAL INCREASE (DECREASE) IN NET ASSETS	751,333,288	(3,770,295,789)
NET ASSETS:
Beginning of period	3,045,387,324	6,815,683,113

End of period	$3,796,720,612	$3,045,387,324

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 90.2%
AST AllianceBernstein Growth & Income Portfolio	517,667	$6,429,430
AST DeAM Large-Cap Value Portfolio	2,746,030	17,492,214
AST Federated Aggressive Growth Portfolio	1,243,490	7,299,288
AST International Growth Portfolio	3,640,010	30,721,684
AST International Value Portfolio	862,647	10,317,260
AST Large-Cap Value Portfolio	2,001,980	19,599,386
AST Marsico Capital Growth Portfolio	1,180,923	15,517,334
AST MFS Growth Portfolio	2,441,404	17,504,867
AST Mid-Cap Value Portfolio	201,346	1,536,268
AST Money Market Portfolio	13,604,553	13,604,553
AST Neuberger Berman Mid-Cap Growth Portfolio*	103,165	1,414,398
AST PIMCO Total Return Bond Portfolio	2,244,170	24,618,547
AST Small-Cap Growth Portfolio	593,481	7,169,247
AST T. Rowe Price Large-Cap Growth Portfolio*	1,001,125	8,479,530
AST Western Asset Core Plus Bond Portfolio	635,304	5,946,442

TOTAL AFFILIATED MUTUAL FUNDS (cost $179,830,828)(w)		187,650,448

COMMON STOCKS — 9.8%
EXCHANGE TRADED FUNDS
iPath Dow Jones-AIG Commodity Index Total Return*	109,588	4,070,098
iShares Dow Jones U.S. Basic Materials Index Fund	47,750	2,071,872
iShares MSCI Emerging Markets Index Fund	185,760	5,987,045
iShares MSCI Hong Kong Index Fund	148,971	2,046,862
iShares S&P Global Technology Sector Index Fund	46,366	2,072,560
Vanguard Health Care	90,413	4,207,821

TOTAL COMMON STOCKS (cost $18,412,228)		20,456,258

TOTAL INVESTMENTS — 100.0% (cost $198,243,056)		208,106,706
Liabilities in excess of other assets		(99,882)

NET ASSETS — 100.0%		$208,006,824

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$20,456,258	$—	$—
Affiliated Mutual Funds	187,650,448	—	—

	$208,106,706	$—	$—
Other Financial Instruments*	—	—	—

Total	$208,106,706	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Large/Mid-Cap Value	30.0%
International Growth	14.8
Large/Mid-Cap Growth	12.3
Core Bonds	11.8
Exchange Traded Funds	9.8
Small-Cap Growth	6.9
Money Market	6.5
International Value	5.0
Global Bonds	2.9

100.0
Liabilities in excess of other assets	— *

100.0%

*	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Affiliated investments (cost $179,830,828)	$187,650,448
Unaffiliated investments (cost $18,412,228)	20,456,258
Cash	651,975
Receivable for fund share sold	2,067,773
Receivable for investments sold	500,000
Dividends receivable	246
Prepaid expenses	120

Total Assets	211,326,820

LIABILITIES:
Payable for investments purchased	3,247,373
Accrued expenses and other liabilities	47,308
Advisory fees payable	24,039
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	378

Total Liabilities	3,319,996

NET ASSETS	$208,006,824

Net assets were comprised of:
Paid-in capital	$231,347,424
Retained earnings	(23,340,600)

Net assets, June 30, 2009	$208,006,824

Net asset value and redemption price per share, $208,006,824 / 25,926,482 outstanding shares of beneficial interest	$8.02

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$3,022,772
Unaffiliated dividend income	93,391

3,116,163

EXPENSES
Advisory fees	158,428
Custodian and accounting fees	23,000
Audit fee	13,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Trustees’ fees	4,000
Loan interest expense (Note 7)	1,134
Insurance expenses	1,000
Miscellaneous	5,134

Total expenses	221,696
Less: advisory fee waiver and expense reimbursement	(8,947)

Net expenses	212,749

NET INVESTMENT INCOME	2,903,414

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated $(9,588,421))	(10,553,423)
Net capital gain distribution received (including affiliated $1,775,309)	1,775,309

(8,778,114)

Net change in unrealized appreciation (depreciation) on investments (including affiliated $14,623,981)	17,745,472

NET GAIN ON INVESTMENTS	8,967,358

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,870,772

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$2,903,414	$992,365
Net realized loss on investment transactions	(8,778,114)	(27,323,767)
Net change in unrealized appreciation (depreciation) on investments	17,745,472	(7,679,352)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,870,772	(34,010,754)

DISTRIBUTIONS	(998,148)	(257,375)

FUND SHARE TRANSACTIONS:
Fund share sold [20,306,917 and 20,894,617 shares, respectively]	152,487,343	198,682,946
Fund share issued in reinvestment of distributions [122,023 and 23,853 shares, respectively]	998,148	257,375

Fund share repurchased [4,352,177 and 12,243,523 shares, respectively]	(29,680,386)	(104,887,944)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	123,805,105	94,052,377

TOTAL INCREASE IN NET ASSETS	134,677,729	59,784,248
NET ASSETS:
Beginning of period	73,329,095	13,544,847

End of period	$208,006,824	$73,329,095

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.1%
AFFILIATED MUTUAL FUNDS — 90.3%
AST AllianceBernstein Growth & Income Portfolio	577,097	$7,167,548
AST DeAM Large-Cap Value Portfolio	3,083,860	19,644,186
AST Federated Aggressive Growth Portfolio	1,783,119	10,466,910
AST International Growth Portfolio	4,071,730	34,365,403
AST International Value Portfolio	1,450,315	17,345,770
AST Large-Cap Value Portfolio	2,243,010	21,959,069
AST Marsico Capital Growth Portfolio	1,329,477	17,469,324
AST MFS Growth Portfolio	2,744,251	19,676,279
AST Mid-Cap Value Portfolio	226,908	1,731,310
AST Money Market Portfolio	34,888,417	34,888,417
AST Neuberger Berman Mid-Cap Growth Portfolio*	115,979	1,590,072
AST PIMCO Total Return Bond Portfolio	8,003,691	87,800,496
AST Small-Cap Growth Portfolio	850,924	10,279,158
AST T. Rowe Price Large-Cap Growth Portfolio*	1,127,607	9,550,829
AST Western Asset Core Plus Bond Portfolio	2,264,480	21,195,537

TOTAL AFFILIATED MUTUAL FUNDS (cost $307,005,791)(w)		315,130,308

COMMON STOCKS — 9.8%
EXCHANGE TRADED FUNDS	183,962	6,832,349
iPath Dow Jones-AIG Commodity Index Total Return*
iShares Dow Jones U.S. Basic Material Sector Index Fund	79,700	3,458,183
iShares MSCI Emerging Markets Index Fund	310,131	9,995,522
iShares MSCI Hong Kong Index Fund	253,260	3,479,792
iShares S&P Global Technology Sector Index Fund	79,035	3,532,865
Vanguard Health Care	149,726	6,968,248

TOTAL COMMON STOCKS (cost $30,348,613)		34,266,959

TOTAL INVESTMENTS — 100.1% (cost $337,354,404)		349,397,267
Liabilities in excess of other assets — (0.1)%		(313,320)

NET ASSETS — 100.0%		$349,083,947

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$34,266,959	$—	$—
Affiliated Mutual Funds	315,130,308	—	—

	$349,397,267	$—	$—
Other Financial Instruments*	—	—	—

Total	$349,397,267	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Core Bonds	25.2%
Large/Mid-Cap Value	20.1
Money Market	10.0
International Growth	9.8
Exchange Traded Funds	9.8
Large/Mid-Cap Growth	8.2
Global Bonds	6.1
Small-Cap Growth	5.9
International Value	5.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Affiliated investments (cost $307,005,791)	$315,130,308
Unaffiliated investments (cost $30,348,613)	34,266,959
Cash	404,568
Receivable for fund share sold	2,841,582
Dividends receivable	321
Prepaid expenses	130

Total Assets	352,643,868

LIABILITIES:
Payable for investments purchased	3,475,308
Accrued expenses and other liabilities	43,904
Advisory fees payable	39,740
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	71

Total Liabilities	3,559,921

NET ASSETS	$349,083,947

Net assets were comprised of:
Paid-in capital	$362,688,713
Retained earnings	(13,604,766)

Net assets, June 30, 2009	$349,083,947

Net asset value and redemption price per share, $349,083,947 / 44,431,802 outstanding shares of beneficial interest	$7.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$6,728,635
Unaffiliated dividend income	173,330

6,901,965

EXPENSES
Advisory fees	297,061
Custodian and accounting fees	26,000
Audit fee	13,000
Transfer agent’s fees and expenses (includingaffiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	4,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Loan interest expense (Note 7)	2,072
Insurance expenses	1,000
Miscellaneous	4,215

Total expenses	361,348
Less: advisory fee waiver and expense reimbursement	(32,837)

Net expenses	328,511

NET INVESTMENT INCOME	6,573,454

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on: Investment transactions (including affiliated $(12,193,654))	(13,495,534)
Net capital gain distribution received (including affiliated $6,331,377)	6,331,377

(7,164,157)

Net change in unrealized appreciation (depreciation) on investments (including affiliated $16,358,135)	21,866,189

NET GAIN ON INVESTMENTS	14,702,032

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,275,486

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,573,454	$1,179,892
Net realized loss on investment transactions	(7,164,157)	(25,050,498)
Net change in unrealized appreciation (depreciation) on investments	21,866,189	(9,749,941)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,275,486	(33,620,547)

DISTRIBUTIONS	(1,186,320)	(97,543)

FUND SHARE TRANSACTIONS:
Fund share sold [32,123,143 and 31,617,283 shares, respectively]	235,873,943	266,733,368
Fund share issued in reinvestment of distributions [149,222 and 10,098 shares, respectively]	1,186,320	97,543
Fund share repurchased [7,226,624 and 13,026,708 shares, respectively]	(49,105,365)	(99,975,088)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	187,954,898	166,855,823

TOTAL INCREASE IN NET ASSETS	208,044,064	133,137,733
NET ASSETS:
Beginning of period	141,039,883	7,902,150

End of period	$349,083,947	$141,039,883

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS

Apartment — 11.4%
American Campus Communities, Inc., REIT	89,465	$1,984,334
Apartment Investment & Management Co. (Class A Stock), REIT	299,267	2,648,513
AvalonBay Communities, Inc., REIT	72,464	4,053,636
Camden Property Trust, REIT	44,605	1,231,098
Colonial Properties Trust, REIT	107,911	798,541
Education Realty Trust, Inc., REIT	75,107	322,209
Equity Residential Properties Trust, REIT	383,056	8,515,335
Essex Property Trust, Inc., REIT	16,516	1,027,791
Home Properties, Inc., REIT	52,002	1,773,268
UDR, Inc., REIT	273,364	2,823,850

		25,178,575

Diversified Operations — 6.7%
Cousins Properties, Inc., REIT	59,475	505,537
Vornado Realty Trust, REIT	318,325	14,334,175

		14,839,712

Healthcare — 10.1%
Brookdale Senior Living, Inc.	212,900	2,073,646
HCP, Inc., REIT	387,600	8,213,244
Health Care REIT, Inc., REIT	99,803	3,403,282
Nationwide Health Properties, Inc., REIT	134,121	3,452,275
Ventas, Inc., REIT	172,319	5,145,445

		22,287,892

Hotels — 6.0%
Hospitality Properties Trust, REIT	254,701	3,028,395
Host Hotels & Resorts, Inc., REIT	728,377	6,111,083
LaSalle Hotel Properties, REIT	171,503	2,116,347
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	151,306	1,284,588
Starwood Hotels & Resorts Worldwide, Inc.	31,866	707,425

		13,247,838

Industrial — 6.5%
AMB Property Corp., REIT	181,097	3,406,434
DCT Industrial Trust, Inc., REIT	513,734	2,096,035
EastGroup Properties, Inc., REIT	49,178	1,623,857
Lexington Realty Trust, REIT	159,039	540,733
ProLogis, REIT	808,464	6,516,220

		14,183,279

Manufactured Home — 1.5%
Equity LifeStyle Properties, Inc., REIT	90,154	3,351,926

Office — 18.2%
Alexander’s, Inc., REIT	2,177	586,919
BioMed Realty Trust, Inc., REIT	334,126	3,418,109
Boston Properties, Inc., REIT	274,480	13,092,696
Brandywine Realty Trust, REIT	212,469	1,582,894
Brookfield Properties Corp. (Canada)	282,600	2,235,241
Douglas Emmett, Inc., REIT	165,343	1,486,434
Highwoods Properties, Inc., REIT	117,419	2,626,663
Kilroy Realty Corp., REIT	234,743	4,821,621
Mack-Cali Realty Corp., REIT	178,905	4,079,034
SL Green Realty Corp., REIT	271,576	6,229,953

		40,159,564

Office/Industrial — 3.3%
Liberty Property Trust, REIT	240,341	5,537,456
PS Business Parks, Inc., REIT	37,247	1,804,245

		7,341,701

Regional Mall — 10.6%
CBL & Associates Properties, Inc., REIT	82,650	445,483
Macerich Co. (The), REIT	39,957	703,640
Simon Property Group, Inc., REIT	414,839	21,335,189
Taubman Centers, Inc., REIT	34,696	931,935

		23,416,247

Self Storage — 9.9%
Public Storage, Inc., REIT	321,734	21,067,143
Sovran Self Storage, Inc., REIT	33,322	819,721

		21,886,864

Shopping Centers — 8.1%
Acadia Realty Trust, REIT	44,044	574,774
Federal Realty Investment Trust, REIT	82,805	4,266,114
Inland Real Estate Corp., REIT	208,428	1,458,996
Kimco Realty Corp., REIT	422,075	4,241,854
Regency Centers Corp., REIT	96,120	3,355,549
Weingarten Realty Investors, REIT	278,035	4,034,288

		17,931,575

Specialty — 2.5%
Digital Realty Trust, Inc., REIT	149,994	5,377,285

TOTAL LONG-TERM INVESTMENTS (cost $220,127,408)		209,202,458

SHORT-TERM INVESTMENT — 4.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $9,450,138)(w) (Note 4)	9,450,138	9,450,138

TOTAL INVESTMENTS — 99.1% (cost $229,577,546)		218,652,596
Other assets in excess of liabilities — 0.9%		1,997,410

NET ASSETS — 100.0%		$220,650,006

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$209,202,458	$—	$—
Affiliated Money Market Mutual Fund	9,450,138	—	—

	$218,652,596	$—	$—
Other Financial Instruments*	—	—	—

Total	$218,652,596	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Office	18.2%
Apartment	11.4
Regional Mall	10.6
Healthcare	10.1
Self Storage	9.9
Shopping Centers	8.1
Diversified Operations	6.7
Industrial	6.5
Hotels	6.0
Affiliated Money Market Mutual Fund	4.3
Office/Industrial	3.3
Specialty	2.5
Manufactured Home	1.5

99.1
Other assets in excess of liabilities	0.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $220,127,408)	$209,202,458
Affiliated investments (cost $9,450,138)	9,450,138
Cash	1,329,242
Receivable for investments sold	1,854,141
Dividends receivable	863,971
Receivable for fund share sold	233,850
Prepaid expenses	2,652

Total Assets	222,936,452

LIABILITIES:
Payable for investments purchased	2,017,238
Payable for fund share repurchased	136,943
Advisory fees payable	69,420
Accrued expenses and other liabilities	59,583
Shareholder servicing fees payable	2,364
Affiliated transfer agent fee payable	898

Total Liabilities	2,286,446

NET ASSETS	$220,650,006

Net assets were comprised of:
Paid-in capital	$418,789,934
Retained earnings	(198,139,928)

Net assets, June 30, 2009	$220,650,006

Net asset value and redemption price per share, $220,650,006/67,866,670 outstanding shares of beneficial interest	$3.25

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $10,088 foreign withholding tax)	$4,379,389
Affiliated dividend income	38,270

4,417,659

EXPENSES
Advisory fees	920,226
Shareholder servicing fees and expenses	92,023
Custodian and accounting fees	44,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	6,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Loan interest expense (Note 7)	222
Miscellaneous	3,885

Total expenses	1,093,356
Less: advisory fee waiver	(198,528)

Net expenses	894,828

NET INVESTMENT INCOME	3,522,831

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(83,401,551)
Foreign currency transactions	(33)

(83,401,584)

Net change in unrealized appreciation (depreciation) on investments	54,297,418

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(29,104,166)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,581,335)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,522,831	$7,073,441
Net realized loss on investment transactions	(83,401,584)	(113,426,759)
Net change in unrealized appreciation (depreciation) on investments	54,297,418	(12,843,548)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(25,581,335)	(119,196,866)

DISTRIBUTIONS	(7,089,133)	(135,743,170)

FUND SHARE TRANSACTIONS:
Fund share sold [15,617,325 and 54,924,036 shares, respectively]	48,169,179	308,201,535
Fund share issued in reinvestment of distributions [2,054,821 and 22,072,060 shares, respectively]	7,089,133	135,743,170
Fund share repurchased [9,203,246 and 40,003,738 shares, respectively]	(25,730,549)	(236,768,006)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	29,527,763	207,176,699

TOTAL DECREASE IN NET ASSETS	(3,142,705)	(47,763,337)
NET ASSETS:
Beginning of period	223,792,711	271,556,048

End of period	$220,650,006	$223,792,711

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST DeAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS

Aerospace — 3.9%
General Dynamics Corp.	289,000	$16,007,710
Northrop Grumman Corp.	282,600	12,909,168
Raytheon Co.	168,600	7,490,898

		36,407,776

Agriculture — 3.6%
Archer-Daniels-Midland Co.	547,800	14,664,606
Bunge Ltd.(a)	229,600	13,833,400
Lorillard, Inc.	45,200	3,063,204
Reynolds American, Inc.	53,100	2,050,722

		33,611,932

Apparel — 0.1%
Polo Ralph Lauren Corp.	14,300	765,622

Beverages — 0.3%
Coca-Cola Enterprises, Inc.	146,100	2,432,565

Chemicals — 0.9%
Dow Chemical Co. (The)	407,700	6,580,278
Eastman Chemical Co.	44,500	1,686,550

		8,266,828

Commercial Services — 1.9%
Manpower, Inc.	201,400	8,527,276
RR Donnelley & Sons Co.(a)	619,000	7,192,780
SAIC, Inc.*	97,200	1,803,060

		17,523,116

Computer Services & Software — 0.6%
Computer Sciences Corp.*	117,000	5,183,100

Computers — 2.0%
DST Systems, Inc.*	23,600	872,020
EMC Corp.*	352,200	4,613,820
Seagate Technology (Cayman Islands)(a)	676,200	7,073,052
Teradata Corp.*(a)	20,600	482,658
Western Digital Corp.*	211,900	5,615,350

		18,656,900

Construction — 0.2%
NVR, Inc.*	4,100	2,059,799

Consumer Products & Services — 1.0%
Procter & Gamble Co.	178,000	9,095,800

Containers & Packaging — 0.4%
Owens-Illinois, Inc.*	131,600	3,686,116

Distribution/Wholesale — 0.2%
Ingram Micro, Inc. (Class A Stock)*	112,100	1,961,750

Diversified Financial Services — 4.0%
Franklin Resources, Inc.	159,100	11,456,791
Goldman Sachs Group, Inc. (The)	173,200	25,536,608

		36,993,399

Diversified Machinery — 0.4%
Gardner Denver, Inc.*	133,800	3,367,746

Electric — 3.9%
Dominion Resources, Inc.	94,500	3,158,190
Exelon Corp.	389,300	19,936,053
Mirant Corp.*(a)	303,900	4,783,386
NRG Energy, Inc.*(a)	331,300	8,600,548

		36,478,177

Electronic Components & Equipment — 3.4%
Arrow Electronics, Inc.*	235,300	4,997,772
Avnet, Inc.*	483,300	10,163,799
General Electric Co.	1,388,600	16,274,392

		31,435,963

Electronics — 0.5%
Jabil Circuit, Inc.	643,100	4,771,802

Financial – Bank & Trust — 6.7%
Bank of America Corp.	2,536,400	33,480,480
Citigroup, Inc.(a)	1,159,600	3,444,012
Marshall & Ilsley Corp.	763,300	3,663,840
PNC Financial Services Group, Inc.(a)	64,500	2,503,245
Regions Financial Corp.(a)	680,500	2,749,220
Wells Fargo & Co.(a)	669,700	16,246,922

		62,087,719

Financial Services — 3.7%
Bank of New York Mellon Corp. (The)	325,000	9,525,750
JPMorgan Chase & Co.	733,984	25,036,194

		34,561,944

Food — 0.8%
SUPERVALU, Inc.	580,900	7,522,655

Gas — 0.3%
NiSource, Inc.	261,600	3,050,256

Healthcare Products — 0.7%
Johnson & Johnson	119,300	6,776,240

Healthcare Services — 2.0%
Coventry Health Care, Inc.*	783,600	14,661,156
UnitedHealth Group, Inc.	173,800	4,341,524

		19,002,680

Household Products/Wares — 1.1%
Kimberly-Clark Corp.	187,500	9,830,625

Insurance — 3.3%
Allied World Assurance Co.
Holdings Ltd. (Bermuda)	67,900	2,772,357
Allstate Corp. (The)	434,900	10,611,560
Assurant, Inc.	64,300	1,548,987
Loews Corp.	480,700	13,171,180
Progressive Corp. (The)*(a)	193,600	2,925,296

		31,029,380

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST DeAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)

Internet — 0.3%
Symantec Corp.*	179,900	$2,799,244

Lodging — 0.6%
MGM Mirage*	459,200	2,934,288
Wyndham Worldwide Corp.	187,800	2,276,136

		5,210,424

Machinery – Construction & Mining — 0.3%
Joy Global, Inc.	75,700	2,704,004

Managed Healthcare — 1.4%
Aetna, Inc.	506,200	12,680,310

Media — 5.1%
Comcast Corp. (Class A Stock)	676,800	9,806,832
DISH Network Corp. (Class A Stock)*	198,200	3,212,822
Scripps Networks Interactive, Inc. (Class A Stock)	88,900	2,474,087
Time Warner Cable, Inc.	492,743	15,605,171
Time Warner, Inc.	642,866	16,193,794

		47,292,706

Metal Fabricate/Hardware — 0.6%
Timken Co.	300,000	5,124,000

Metals & Mining — 0.9%
Cliffs Natural Resources, Inc.	346,200	8,471,514

Oil & Gas — 17.7%
Apache Corp.	48,100	3,470,415
Chevron Corp.	208,400	13,806,500
ConocoPhillips	601,600	25,303,296
Devon Energy Corp.	300,400	16,371,800
Encore Acquisition Co.*(a)	184,400	5,688,740
EXCO Resources, Inc.*	171,400	2,214,488
Exxon Mobil Corp.	755,500	52,817,005
Forest Oil Corp.*	285,400	4,258,168
Hess Corp.	116,000	6,235,000
Marathon Oil Corp.	434,100	13,079,433
Murphy Oil Corp.	92,700	5,035,464
ONEOK, Inc.	122,100	3,600,729
Rowan Cos., Inc.(a)	114,900	2,219,868
Valero Energy Corp.	222,800	3,763,092
XTO Energy, Inc.	166,100	6,335,054

		164,199,052

Paper & Forest Products — 1.7%
International Paper Co.(a)	1,023,500	15,485,555

Pharmaceuticals — 6.5%
AmerisourceBergen Corp.(a)	108,300	1,921,242
Eli Lilly & Co.	486,800	16,862,752
Merck & Co., Inc.(a)	276,900	7,742,124
Pfizer, Inc.	2,237,000	33,555,000

		60,081,118

Pipelines — 0.4%
Williams Cos., Inc. (The)	247,900	3,869,719

Real Estate Investment Trusts — 2.0%
AMB Property Corp.	35,300	663,993
Annaly Capital Management, Inc.	358,300	5,424,662
Apartment Investment & Management Co. (Class A Stock)(a)	38,460	340,371
AvalonBay Communities, Inc.(a)	30,624	1,713,107
Boston Properties, Inc.(a)	36,100	1,721,970
Equity Residential	71,100	1,580,553
HCP, Inc.(a)	32,800	695,032
Hospitality Properties Trust	58,600	696,754
Host Hotels & Resorts, Inc.	104,200	874,238
Kimco Realty Corp.	56,700	569,835
ProLogis	56,200	452,972
Rayonier, Inc.	11,100	403,485
Vornado Realty Trust(a)	80,081	3,606,058

		18,743,030

Retail — 1.5%
Foot Locker, Inc.(a)	353,400	3,700,098
Macy’s, Inc.	540,900	6,360,984
Office Depot, Inc.*	892,400	4,069,344

		14,130,426

Retail – Restaurants — 0.3%
McDonald’s Corp.	46,300	2,661,787

Savings & Loan — 0.1%
Astoria Financial Corp.	71,100	610,038

Telecommunications — 5.5%
AT&T, Inc.	1,713,500	42,563,340
Verizon Communications, Inc.(a)	265,700	8,164,961

		50,728,301

Transportation — 1.5%
CSX Corp.	105,300	3,646,539
FedEx Corp.	87,500	4,866,750
Norfolk Southern Corp.(a)	62,000	2,335,540
Ryder System, Inc.(a)	116,300	3,247,096

		14,095,925

Utilities — 2.8%
American Electric Power Co., Inc.	321,600	9,291,024
Edison International	370,500	11,655,930
Sempra Energy	93,600	4,645,368

		25,592,322

TOTAL COMMON STOCKS (cost $888,413,364)		881,039,365

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST DeAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATION
Retail
Ames Department Stores, Inc.,
Sr. Notes(g)(i) (cost $12,750)
10.00%	04/15/17	NR	$40	$4

TOTAL LONG-TERM INVESTMENTS (cost $888,426,114)				881,039,369

SHORT-TERM INVESTMENTS — 11.5%
U.S. TREASURY OBLIGATIONS(k)(n) — 0.9%
U.S. Treasury Bills
0.13%	08/27/09		155	154,969
0.15%	09/17/09		8,711	8,707,568

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,863,132)				8,862,537

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 10.6%
Dryden Core Investment Fund – Taxable Money Market Series (cost $97,896,422; includes $70,091,431 of cash collateral for securities on loan)(b)(w) (Note 4)			97,896,422	97,896,422

TOTAL SHORT-TERM INVESTMENTS (cost $106,759,554)				106,758,959

TOTAL INVESTMENTS(o) — 106.6% (cost $995,185,668)				987,798,328
Liabilities in excess of other assets(x) — (6.6)%				(61,443,913)

NET ASSETS — 100.0%				$926,354,415

The following abbreviation is used in the Portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $67,085,478; cash collateral of $70,091,431 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of June 30, 2009, 1 security representing $4 and 0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Depreciation
Long Position:
788	S&P 500 E-mini	Sep 09	$36,250,764	$36,070,700	$(180,064)

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST DeAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$881,039,365	$—	$—
Corporate Bonds	—	—	4
U.S. Treasury Obligations	—	8,862,537	—
Affiliated Money Market Fund	97,896,422	—	—

	$978,935,787	$8,862,537	$4
Other Financial Instruments*	(180,064)	—	—

Total	$978,755,723	$8,862,537	$4

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 12/31/08	$4
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$4

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Oil & Gas	17.7%
Affiliated Money Market Mutual Fund (7.6% represents investments purchased with collateral from securities on loan)	10.6
Financial – Bank & Trust	6.7
Pharmaceuticals	6.5
Telecommunications	5.5
Media	5.1
Diversified Financial Services	4.0
Electric	3.9
Aerospace	3.9
Financial Services	3.7
Agriculture	3.6
Electronic Components & Equipment	3.4
Insurance	3.3
Utilities	2.8
Healthcare Services	2.0
Real Estate Investment Trusts	2.0
Computers	2.0
Commercial Services	1.9
Paper & Forest Products	1.7
Retail	1.5
Transportation	1.5
Managed Healthcare	1.4
Household Products/Wares	1.1
Consumer Products & Services	1.0
U.S. Treasury Obligations	0.9
Metals & Mining	0.9
Chemicals	0.9
Food	0.8
Healthcare Products	0.7
Lodging	0.6
Computer Services & Software	0.6
Metal Fabricate/Hardware	0.6
Electronics	0.5
Pipelines	0.4
Containers & Packaging	0.4
Diversified Machinery	0.4
Gas	0.3
Internet	0.3
Machinery – Construction & Mining	0.3
Retail – Restaurants	0.3
Beverages	0.3
Construction	0.2
Distribution/Wholesale	0.2
Apparel	0.1
Savings & Loan	0.1

106.6
Liabilities in excess of other assets	(6.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST DEAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker-variation margin	$180,064	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$131,075

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(892,538)

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST DeAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $67,085,478:
Unaffiliated investments (cost $897,289,246)	$889,901,906
Affiliated investments (cost $97,896,422)	97,896,422
Cash	4,474,481
Receivable for fund share sold	3,194,769
Dividends and interest receivable	1,497,973
Prepaid expenses	1,632

Total Assets	996,967,183

LIABILITIES:
Payable to broker for collateral for securities on loan	70,091,431
Due to broker-variation margin	226,660
Advisory fees payable	216,103
Accrued expenses and other liabilities	68,274
Shareholder servicing fees payable	9,370
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	32

Total Liabilities	70,612,768

NET ASSETS	$926,354,415

Net assets were comprised of:
Paid-in capital	$1,173,696,565
Retained earnings	(247,342,150)

Net assets, June 30, 2009	$926,354,415

Net asset value and redemption price per share, $926,354,415 / 145,479,040 outstanding shares of beneficial interest	$6.37

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income	$11,038,210
Affiliated income from securities lending, net	634,722
Affiliated dividend income	168,393
Unaffiliated interest income	7,579

11,848,904

EXPENSES
Advisory fees	2,929,822
Shareholder servicing fees and expenses	332,978
Custodian and accounting fees	66,000
Audit fee	9,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Loan interest expense (Note 7)	466
Miscellaneous	7,656

Total expenses	3,370,922

NET INVESTMENT INCOME	8,477,982

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(94,686,655)
Futures transactions	131,075

(94,555,580)

Net change in unrealized appreciation (depreciation) on:
Investments	86,609,717
Futures	(892,538)

85,717,179

NET LOSS ON INVESTMENTS	(8,838,401)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(360,419)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$8,477,982	$8,528,479
Net realized loss on investment transactions	(94,555,580)	(153,480,426)
Net change in unrealized appreciation (depreciation) on investments	85,717,179	(87,784,460)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(360,419)	(232,736,407)

DISTRIBUTIONS	(8,556,211)	(40,963,750)

FUND SHARE TRANSACTIONS:
Fund share sold [72,540,488 and 106,618,933 shares, respectively]	433,365,489	897,004,821
Fund share issued in reinvestment of distributions [1,296,396 and 4,192,810 shares, respectively]	8,556,211	40,963,750
Fund share repurchased [15,409,670 and 48,407,539 shares, respectively]	(84,534,085)	(395,999,960)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	357,387,615	541,968,611

TOTAL INCREASE IN NET ASSETS	348,470,985	268,268,454
NET ASSETS:
Beginning of period	577,883,430	309,614,976

End of period	$926,354,415	$577,883,430

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 94.2%
COMMON STOCKS — 87.2%

Advertising — 0.6%
National CineMedia, Inc.	108,550	$1,493,648

Aerospace — 1.2%
Ducommun, Inc.	51,100	960,169
Innovative Solutions and Support, Inc.	544,715	2,434,876

		3,395,045

Airlines — 2.7%
Delta Air Lines, Inc.*	384,000	2,223,360
JetBlue Airways Corp.*(a)	1,180,000	5,038,600

		7,261,960

Automobile Manufacturers — 1.6%
Copart, Inc.*(a)	33,291	1,154,199
Piaggio & Co., SpA, 144A (Italy)	1,617,547	3,247,695

		4,401,894

Automotive Parts — 2.0%
Advance Auto Parts, Inc.	29,700	1,232,253
CLARCOR, Inc.	140,200	4,092,438

		5,324,691

Beverages — 0.1%
Heckmann Corp.*(a)	71,000	266,250

Biotechnology — 2.2%
Amylin Pharmaceuticals, Inc.*(a)	21,250	286,875
Anadys Pharmaceuticals, Inc.*	188,600	350,796
Crucell NV, ADR (Netherlands)*	10,700	257,442
Epigenomics AG (Germany)*	100,500	414,711
OSI Pharmaceuticals, Inc.*(a)	136,500	3,853,395
Qaigen NV (Netherlands)*	45,895	852,311
Repligen Corp.*	4,799	26,394

		6,041,924

Building Materials — 1.6%
Eagle Materials, Inc.	119,950	3,027,538
Simpson Manufacturing Co., Inc.	59,800	1,292,876

		4,320,414

Business Services — 3.2%
ChinaCast Education Corp. (China)*	229,055	1,630,872
CoStar Group, Inc.*(a)	43,164	1,720,949
Ctrip.com International Ltd., ADR (China)*	42,300	1,958,490
Kenexa Corp.*	207,450	2,400,196
Media & Entertainment Holdings, Inc., Escrow Shares	42,972	—
Onvia, Inc.*(a)	187,700	1,056,751

		8,767,258

Cable Television — 2.1%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*(a)	284,900	5,609,681
Lodgenet Interactive Corp.*(a)	37,910	128,894

		5,738,575

Clothing & Apparel — 0.3%
Belle International Holdings Ltd. (China)	127,856	111,855
Deckers Outdoor Corp.*	8,400	590,268

		702,123

Commercial Services — 0.9%
DynCorp International, Inc. (Class A Stock)*	28,875	484,811
Iron Mountain, Inc.*(a)	31,300	899,875
Lender Processing Services, Inc.	11,232	311,913
SEB – Sistema Educacional Brasileiro SA (Brazil)	31,652	258,449
TNS, Inc.*	23,500	440,625

		2,395,673

Computer Hardware — 1.1%
CommVault Systems, Inc.*	174,700	2,896,526

Computer Services & Software — 6.4%
Compellent Technologies, Inc.*(a)	135,200	2,061,800
Fundtech Ltd. (Israel)*(a)	130,725	1,320,322
IHS, Inc. (Class A Stock)*	33,748	1,683,013
Magma Design Automation, Inc.*	18,844	27,512
Mantech International Corp. (Class A Stock)*	37,453	1,611,977
Netezza Corp.*	154,273	1,283,551
Omniture, Inc.*(a)	173,500	2,179,160
Phoenix Technologies Ltd.*	640,000	1,734,400
SolarWinds, Inc.*(a)	66,250	1,092,463
Solera Holdings, Inc.*(a)	148,400	3,769,360
Telecity Group PLC (United Kingdom)*	99,644	489,215
Tier Technologies, Inc. (Class B Stock)*	23,300	178,944

		17,431,717

Construction — 3.7%
D.R. Horton, Inc.	123,500	1,155,960
Lennar Corp. (Class A Stock)	353,000	3,420,570
Meritage Homes Corp.*(a)	297,200	5,605,192

		10,181,722

Consumer Products & Services — 0.8%
Hypermarcas SA (Brazil)*	174,550	2,155,708

Cosmetics & Toiletries — 0.2%
Bare Escentuals, Inc.*	69,068	612,633

Diversified Operations — 0.5%
Actuant Corp. (Class A Stock)	47,400	578,280
MAX India Ltd. (India)*	80,438	355,082
RHJ International SA (Belgium)*	57,191	365,755

		1,299,117

Education — 0.3%
Bridgepoint Education, Inc.*	20,382	346,494
New Oriental Education & Technology Group, Inc., ADR (China)*(a)	8,350	562,456

		908,950

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)

Electric — 0.6%
ITC Holdings Corp.	38,770	$1,758,607

Electrical Equipment — 0.7%
SatCon Technology Corp.*(a)	1,057,776	1,903,997

Electronic Components & Equipment — 1.4%
Rural Electrification Corp. Ltd. (India)	645,325	2,192,673
Spire Corp.*	196,056	1,078,308
Vicor Corp.	60,125	434,103

		3,705,084

Entertainment & Leisure — 0.1%
Orchard Enterprises, Inc.*	75,662	151,324

Environmental Control
RINO International Corp.*	9,015	88,347

Financial – Bank & Trust — 0.8%
ICICI Bank Ltd., ADR (India)(a)	3,846	113,457
Redecard SA (Brazil)	142,921	2,188,125

		2,301,582

Financial Services — 0.8%
Affiliated Managers Group, Inc.*(a)	25,100	1,460,569
Capital One Financial Corp.(a)	12,525	274,047
GlobalOptions Group, Inc.*	98,800	197,600
Hambrecht Asia Acquisition Corp. (Hong Kong)*	30,100	230,566
South Financial Group, Inc. (The)	67,794	80,675

		2,243,457

Healthcare Products — 0.4%
Orthovita, Inc.*	191,000	983,650
Solta Medical, Inc.*	8,810	13,744

		997,394

Healthcare Services — 1.0%
athenahealth, Inc.*	39,227	1,451,791
Protalix BioTherapeutics, Inc. (Israel)*	86,265	389,918
Seattle Genetics, Inc.*	99,528	967,412

		2,809,121

Hotels & Motels — 0.8%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	269,031	2,284,073

Household/Personal Care
BaWang International Group Holding Ltd. (China)*	375,000	115,161

Industrial Products — 0.8%
Entropic Communications, Inc.*(a)	316,424	711,954
Trinity Industries, Inc.(a)	100,343	1,366,672

		2,078,626

Insurance — 2.1%
Alleghany Corp.*(a)	5,588	1,514,348
Transatlantic Holdings, Inc.	35,450	1,536,049
Willis Group Holdings Ltd. United Kingdom)	106,800	2,747,964

		5,798,361

Internet Services — 2.8%
Access Integrated Technologies, Inc. (Class A Stock)*(a)	494,087	503,969
i2 Technologies, Inc.*(a)	55,000	690,250
iPass, Inc.*	816,944	1,307,110
Monster Worldwide, Inc.*(a)	24,476	289,062
NaviSite, Inc.*	374,966	513,703
NIC, Inc.	68,367	462,845
Perfect World Co. Ltd., ADR (China)*(a)	39,300	1,123,980
RADWARE Ltd. (Israel)*	186,947	1,441,361
Switch & Data Facilities Co., Inc.*	18,900	221,697
ValueClick, Inc.*	65,326	687,229
WebMediaBrands, Inc.*	562,816	308,930

		7,550,136

Media — 0.3%
Dolan Media Co.*	59,172	756,810

Medical Supplies & Equipment — 2.5%
Arena Pharmaceuticals, Inc.*(a)	163,000	813,370
Conceptus, Inc.*	505	8,535
Endologix, Inc.*	66,600	222,444
Illumina, Inc.*(a)	61,600	2,398,704
Insulet Corp.*	27,538	212,043
LifeWatch AG (Switzerland)*	4,159	85,732
Masimo Corp.*(a)	35,600	858,316
Orthofix International NV (Netherlands)*	86,729	2,169,092
ThermoGenesis Corp.*	188,565	118,796

		6,887,032

Metals & Mining — 1.7%
Commercial Metals Co.	66,800	1,070,804
Steel Dynamics, Inc.	32,000	471,360
Thompson Creek Metals Co., Inc. (Canada)*	292,950	2,993,949

		4,536,113

Paper & Forest Products — 0.1%
Nine Dragons Paper Holdings Ltd. (Hong Kong)	531,003	347,927

Pharmaceuticals — 13.2%
Adaltis, Inc. (OTC), 144A (Canada)*	41,000	2,556
Adaltis, Inc. (TSX) (Canada)*	172,400	10,746
Alkermes, Inc.*	148,950	1,611,639
Allergan, Inc.	51,000	2,426,580
Auxilium Pharmaceuticals, Inc.*(a)	146,600	4,600,308

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)

Pharmaceuticals (con’t.)
BioMarin Pharmaceutical, Inc.*(a)	123,500	$1,927,835
Catalyst Pharmaceutical Partners, Inc.*	198,900	126,301
Cephalon, Inc.*(a)	21,400	1,212,310
Cubist Pharmaceuticals, Inc.*(a)	222,912	4,085,977
Dishman Pharmaceuticals & Chemicals Ltd. (India)	96,913	375,635
Durect Corp.*	22,291	53,053
Dyax Corp.*	448,001	958,722
Dynavax Technologies Corp.*	287,688	371,118
Hikma Pharmaceuticals PLC (United Kingdom)	18,750	145,282
Isis Pharmaceuticals, Inc.*(a)	146,500	2,417,250
Momenta Pharmaceuticals, Inc.*(a)	71,446	859,495
Mylan, Inc.*(a)	53,000	691,650
Neurocrine Biosciences, Inc.*(a)	154,741	499,813
Orexigen Therapeutics, Inc.*	39,814	204,246
Penwest Pharmaceuticals Co.*(a)	340,073	969,208
Piramal Healthcare Ltd. (India)	73,888	478,452
Progenics Pharmaceuticals, Inc.*	169,336	872,080
Regeneron Pharmaceuticals, Inc.*	44,800	802,816
Rigel Pharmaceuticals, Inc.*	69,685	844,582
Savient Pharmaceuticals, Inc.*	112,200	1,555,092
Spectrum Pharmaceuticals, Inc.*(a)	357,610	2,735,716
SXC Health Solutions Corp. (Canada)*	43,295	1,100,559
Vical, Inc.*(a)	312,227	846,135
Warner Chilcott Ltd. (Class A Stock) (Bermuda)*	232,700	3,060,005

		35,845,161

Real Estate — 1.1%
Brasil Brokers Participacoes SA (Brazil)	391,512	563,442
China Housing & Land Development, Inc. (China)*(a)	152,638	879,195
Xinyuan Real Estate Co. Ltd., ADR (China)*(a)	234,000	1,516,320

		2,958,957

Real Estate Investment Trusts — 0.7%
Chimera Investment Corp.	459,757	1,604,552
Government Properties Income Trust*	17,754	364,490

		1,969,042

Restaurants — 0.9%
Chipotle Mexican Grill, Inc. (Class A Stock)*(a)	20,571	1,645,680
Texas Roadhouse, Inc. (Class A Stock)*(a)	83,965	916,058

		2,561,738

Retail & Merchandising — 4.2%
361 Degrees International Ltd. (China)*	751,700	378,272
B2W Companhia Global Do Varejo, GDR, 144A (Brazil)*	10,797	402,174
Dick’s Sporting Goods, Inc.*(a)	259,000	4,454,800
Geox SpA (Italy)	144,628	1,034,930
hhgregg, Inc.*(a)	306,100	4,640,476
LJ International, Inc. (Hong Kong)*	77,474	151,074
Lululemon Athletica, Inc. (Canada)*(a)	30,257	394,249

		11,455,975

Semiconductors — 5.0%
First Solar, Inc.*(a)	29,100	4,717,692
MEMC Electronic Materials, Inc.*	356,500	6,349,265
Microsemi Corp.*	118,641	1,637,246
ON Semiconductor Corp.*(a)	131,200	900,032

		13,604,235

Software — 1.7%
Blackboard, Inc.*(a)	39,800	1,148,628
Parametric Technology Corp.*	144,289	1,686,738
Phase Forward, Inc.*	126,300	1,908,393

		4,743,759

Specialty Retail — 0.3%
Collective Brands, Inc.*(a)	47,067	685,766

Technology – Information Services — 0.2%
AECOM Technology Corp.*	20,765	664,480

Telecommunications — 4.0%
Bharti Airtel Ltd. (India)*	116,882	1,953,844
DigitalGlobe, Inc.*	120,000	2,304,000
GeoEye, Inc.*(a)	74,556	1,756,539
Gilat Satellite Networks Ltd. (Israel)*	293,700	1,304,028
LogMein, Inc.*	25,200	403,200
MasTec, Inc.*(a)	36,500	427,780
NTELOS Holdings Corp.	56,500	1,040,730
tw telecom, Inc.*(a)	164,700	1,691,469

		10,881,590

Transportation — 4.8%
Aramex Co. (United Arab Emirates)*	5,975,180	1,955,652
Dynamex, Inc.*	86,600	1,332,774
Expeditors International of Washington, Inc.(a)	55,300	1,843,702
Express-1 Expedited Solutions, Inc.*	471,415	400,703
Forward Air Corp.	200,200	4,268,264
Grupo TMM SA de C.V., ADR (Mexico)*	144,273	126,960
Landstar System, Inc.	79,350	2,849,458
Quality Distribution, Inc.*(a)	178,697	357,394

		13,134,907

Utilities — 2.7%
EDP Renovaveis SA, 144A (Spain)*	112,301	1,152,091
Yingli Green Energy Holding Co. Ltd., ADR (China)*(a)	450,000	6,097,500

		7,249,591

TOTAL COMMON STOCKS (cost $261,921,284)		237,664,181

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

			Shares	Value (Note 2)
PREFERRED STOCKS — 2.0%

Automotive Parts — 0.5%
Autoliv, Inc., 8.00%, CVT			12,650	$522,066
Johnson Controls, Inc., 11.50%, CVT			6,150	665,491

				1,187,557

Biotechnology
Bellus Health, Inc., Series A, CVT (Canada)			417,960	85,514

Cable Television — 0.5%
Lodgenet Interactive Corp., 10.00%, CVT*			1,335	1,395,489

Electric — 0.1%
Great Plains Energy, Inc., 12.00%, CVT*			4,800	276,000

Entertainment & Leisure — 0.4%
Callaway Golf Co., 7.50%, CVT*			12,300	1,143,900

Pharmaceuticals — 0.5%
Mylan, Inc., 6.50%, CVT			1,550	1,335,170

TOTAL PREFERRED STOCKS (cost $5,114,894)				5,423,630

			Units
RIGHTS*
Real Estate
Brasil Brokers Participacoes SA, expiring 07/20/09 (Brazil) (cost $0)			1,564	—

WARRANTS* — 0.1%
Biotechnology — 0.1%
Anadys Pharmaceuticals, Inc., expiring 06/03/14			43,050	73,579
Vical, Inc., expiring 02/21/10			75,950	44,924

				118,503

Pharmaceuticals
Avalon Pharmaceuticals, Inc., expiring 04/18/12			7,625	159
Cortex Pharmaceuticals, Inc., expiring 08/28/12			55,040	1,271
Medicure, Inc., expiring 12/02/11 (China)			106,637	258
Point Therapeutics, Inc., expiring 07/01/12			84,270	1,705
Spectrum Pharmaceuticals, Inc., expiring 02/25/10			34,745	106,796

				110,189

TOTAL WARRANTS (cost $10,714)				228,692

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BONDS — 4.3%
Airlines — 0.3%
JetBlue Airways Corp., Series A,
Debs.
6.75%	10/15/39	CCC(d)	$267	282,019
JetBlue Airways Corp., Series B,
Debs.
6.75%	10/15/39	CCC(d)	267	281,351
UAL Corp.,
Gtd. Notes
5.00%	02/01/21	NR	309	129,780

				693,150

Automotive Parts — 0.1%
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
6.50%	09/30/12	Baa2	185	372,775

Biotechnology
Charles River Laboratories International, Inc.,
Sr. Unsec’d. Notes
2.25%	06/15/13	BB+(d)	113	102,689

Cable Television — 0.9%
Central European Media Enterprises Ltd.,
Sr. Sec’d. Notes, 144A (Bermuda)
3.50%	03/15/13	B+(d)	4,011	2,572,054

Commercial Services — 0.2%
Chemed Corp.,
Gtd. Notes
1.875%	05/15/14	NR	300	224,625
CRA International, Inc.,
Sr. Sub. Notes
2.875%	06/15/34	NR	152	151,430
Kendle International, Inc.,
Sr. Unsec’d. Notes
3.375%	07/15/12	B(d)	207	152,921
Quanta Services, Inc.,
Sub. Notes
3.75%	04/30/26	NR	64	75,200

				604,176

Consumer Products & Services — 0.3%
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
5.50%	03/15/14	BBB-(d)	485	683,850

Distribution/Wholesale
Tech Data Corp.,
Sr. Unsec’d. Notes
2.75%	12/15/26	Ba2	102	94,310

Electronic Components
Mentor Graphics Corp.,
Sub. Notes
6.25%	03/01/26	NR	37	29,045

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (Continued)
Electronic Components & Equipment — 0.1%
FEI Co.,
Sub. Notes
2.875%	06/01/13	NR	$187	$179,988
Flextronics International Ltd.,
Sr. Sub. Notes (Singapore)
1.00%	08/01/10	BB-(d)	226	213,287

				393,275

Healthcare Products — 0.2%
Conmed Corp.,
Sr. Sub. Notes
2.50%	11/15/24	B1	361	305,947
Wilson Greatbatch, Inc.,
Sub. Debs.
2.25%	06/15/13	NR	90	84,600
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/14	NR	226	170,630

				561,177

Healthcare Services — 0.3%
D.R. Horton, Inc.,
Sr. Notes
2.00%	05/15/14	Ba3	704	672,320

Internet Services — 0.2%
EarthLink, Inc., (3.25% until 11/15/11)
Sr. Unsec’d. Notes
3.50%(v)	11/15/26	NR	57	56,786
GSI Commerce, Inc.,
Sr. Unsec’d. Notes
2.50%	06/01/27	NR	265	194,775
3.00%	06/01/25	NR	102	91,152
Safeguard Scientifics, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/24	NR	295	231,575

				574,288

Manufacturing — 0.1%
Griffon Corp.,
Sub. Notes
4.00%	07/18/23	NR	392	371,420

Metals & Mining — 0.2%
Newmont Mining Corp.,
Gtd. Notes
3.00%	02/15/12	BBB+(d)	265	298,788
Steel Dynamics, Inc.,
Sr. Notes
5.125%	06/15/14	BB+(d)	99	108,900

				407,688

Oil, Gas & Consumable Fuels
SESI LLC, (1.50% until 12/15/11)
Gtd. Notes
1.25%(v)	12/15/26	BB+(d)	119	98,770

Pharmaceuticals — 0.1%
Cephalon, Inc.,
Sr. Sub. Notes
2.50%	05/01/14	NR	136	134,980
Cubist Pharmaceuticals, Inc.,
Sub. Notes
2.25%	06/15/13	NR	127	107,474

				242,454

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc.,
Sr. Unsec’d. Notes, 144A
8.00%	04/15/29	NR	335	353,425
Digital Realty Trust LP,
Sr. Unsec’d. Notes, 144A
5.50%	04/15/29	NR	368	362,020
Washington Real Estate Investment Trust,
Sr. Unsec’d. Notes
3.875%	09/15/26	Baa1	213	201,551
Weingarten Realty Investors,
Unsec’d. Notes
3.95%	08/01/26	Baa2	195	185,250

				1,102,246

Semiconductors — 0.1%
Diodes, Inc.,
Sr. Unsec’d. Notes
2.25%	10/01/26	NR	81	70,268
Teradyne, Inc.,
Sr. Unsec’d. Notes
4.50%	03/15/14	NR	107	153,946

				224,214

Software — 0.3%
Blackboard, Inc.,
Sr. Unsec’d. Notes
3.25%	07/01/27	BB-(d)	477	434,070
Lawson Software, Inc.,
Sr. Unsec’d. Notes
2.50%	04/15/12	NR	263	223,879
SPSS, Inc.,
Sub. Notes
2.50%	03/15/12	NR	97	91,422

				749,371

Telecommunications — 0.3%
Arris Group, Inc.,
Sr. Unsec’d. Notes
2.00%	11/15/26	NR	175	164,447
Comtech Telecommunications Corp.,
Sr. Notes, 144A
3.00%	05/01/29	NR	168	173,880
MasTec, Inc.,
Sr. Notes
4.00%	06/15/14	B+(d)	368	354,200

				692,527

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (Continued)
Utilities — 0.1%
Covanta Holding Corp.,
Sr. Unsec’d. Notes, 144A
3.25%	06/01/14	Ba3	$300	$324,375

Wireless Telecommunication Services — 0.1%
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.00%	10/01/14	NR	274	275,370

TOTAL CONVERTIBLE BONDS (cost $10,551,613)				11,841,544

CORPORATE BONDS — 0.6%
Consumer Products & Services — 0.1%
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
10.60%	04/15/19	Baa3	214	246,108

Containers & Packaging
BWAY Corp.,
Sr. Sub. Notes, 144A
10.00%	04/15/14	B3	110	109,725

Electronic Components & Equipment — 0.1%
Anixter International, Inc.,
Gtd. Notes
10.00%	03/15/14	Ba2	323	321,385

Hotels & Motels
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.875%	10/15/14	Ba1	68	63,920

Oil, Gas & Consumable Fuels — 0.1%
National Fuel Gas Co.,
Sr. Unsec’d. Notes
8.75%	05/01/19	Baa1	215	242,667

Restaurants — 0.1%
Wendy’s/Arby’s Restaurant LLC,
Sr. Unsec’d. Notes, 144A
10.00%	07/15/16	B2	295	281,615

Retail & Merchandising — 0.2%
Brown Shoe Co., Inc.,
Gtd. Notes
8.75%	05/01/12	B3	200	182,000
Limited Brands, Inc.,
Sr. Notes, 144A
8.50%	06/15/19	Ba2	126	120,859
Sr. Unsec’d. Notes
6.125%	12/01/12	Ba3	138	132,505

				435,364

TOTAL CORPORATE BONDS (cost $1,576,225)				1,700,784

TOTAL LONG-TERM INVESTMENTS (cost $279,174,730)				256,858,831

			Shares
SHORT-TERM INVESTMENT — 38.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $103,507,785; includes $80,805,339 of cash collateral for securities on loan)(b)(w) (Note 4)			103,507,785	103,507,785

TOTAL INVESTMENTS(o) — 132.2% (cost $382,682,515)				360,366,616
Liabilities in excess of other assets — (32.2)%				(87,708,889)

NET ASSETS — 100.0%				$272,657,727

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
GDR	Global Depositary Receipt
NR	Not Rated by Moody’s or Standard & Poor’s
OTC	Over the Counter
TSX	Toronto Stock Exchange
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $77,281,322; cash collateral of $80,805,339 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Standard & Poor’s rating.
(o)	As of June 30, 2009, 24 securities representing $16,719,277 and 6.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$222,092,038	$15,558,841	$13,302
Preferred Stocks	4,279,730	1,143,900	—
Warrants	—	225,458	3,234
Corporate Bonds	—	13,542,328	—
Affiliated Money Market Mutual Fund	103,507,785	—	—

	$329,879,553	$30,470,527	$16,536
Other Financial Instruments*	—	—	—

Total	$329,879,553	$30,470,527	$16,536

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Warrants	Corporate Bonds
Balance as of 12/31/08	$—	$8,723	$94,183
Realized gain (loss)	1,497	—	—
Change in unrealized appreciation (depreciation)	—	(5,489)	40,817
Net purchases (sales)	—	—	(135,000)
Transfers in and/or out of Level 3	11,805	—	—

Balance as of 6/30/09	$13,302	$3,234	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (29.6% represents investments purchased with collateral from securities on loan)	38.0%
Pharmaceuticals	13.8
Computer Services & Software	6.4
Semiconductors	5.1
Transportation	4.8
Retail & Merchandising	4.4
Telecommunications	4.3
Construction	3.7
Cable Television	3.5
Business Services	3.2
Internet Services	3.0
Airlines	3.0
Utilities	2.8
Automotive Parts	2.6
Medical Supplies & Equipment	2.5
Biotechnology	2.3
Insurance	2.1
Software	2.0
Metals & Mining	1.9
Electronic Components & Equipment	1.6
Automobile Manufacturers	1.6
Building Materials	1.6
Healthcare Services	1.3
Aerospace	1.2
Consumer Products & Services	1.2
Real Estate Investment Trusts	1.1
Commercial Services	1.1
Real Estate	1.1
Computer Hardware	1.1
Restaurants	1.0
Hotels & Motels	0.8
Financial – Bank & Trust	0.8
Financial Services	0.8
Industrial Products	0.8
Electric	0.7
Electrical Equipment	0.7
Healthcare Products	0.6
Advertising	0.6
Diversified Operations	0.5
Entertainment & Leisure	0.5
Education	0.3
Media	0.3
Clothing & Apparel	0.3
Specialty Retail	0.3
Technology – Information Services	0.2
Cosmetics & Toiletries	0.2
Manufacturing	0.1
Paper & Forest Products	0.1
Oil, Gas & Consumable Fuels	0.1
Wireless Telecommunication Services	0.1
Beverages	0.1

132.2
Liabilities in excess of other assets	(32.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$228,692	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

For the six months ended June 30, 2009, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$210,434

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $77,281,322:
Unaffiliated investments (cost $279,174,730)	$256,858,831
Affiliated investments (cost $103,507,785)	103,507,785
Receivable for investments sold	1,373,206
Receivable for fund share sold	501,364
Dividends and interest receivable	316,640
Tax reclaim receivable	61,586
Prepaid expenses	5,060

Total Assets	362,624,472

LIABILITIES:
Payable to broker for collateral for securities on loan	80,805,339
Payable for fund share repurchased	5,148,502
Payable for investments purchased	3,316,279
Payable to custodian	345,773
Accrued expenses and other liabilities	136,158
Advisory fees payable	120,052
Foreign capital gains tax liability accrued	90,750
Shareholder servicing fees payable	2,994
Affiliated transfer agent fee payable	898

Total Liabilities	89,966,745

NET ASSETS	$272,657,727

Net assets were comprised of:
Paid-in capital	$445,871,122
Retained earnings	(173,213,395)

Net assets, June 30, 2009	$272,657,727

Net asset value and redemption price per share, $272,657,727 / 46,446,596 outstanding shares of beneficial interest	$5.87

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $27,188 foreign withholding tax)	$651,501
Unaffiliated interest income	350,586
Affiliated income from securities lending, net	310,626
Affiliated dividend income	59,216

1,371,929

EXPENSES
Advisory fees	987,409
Custodian and accounting fees	106,000
Shareholder servicing fees and expenses	103,938
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	7,000
Loan interest expense (Note 7)	6,500
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Miscellaneous	17,330

Total expenses	1,258,177

NET INVESTMENT INCOME	113,752

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(37,986,910)
Foreign currency transactions	(21,183)

(38,008,093)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $(90,750))	61,725,833
Foreign currencies	252

61,726,085

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	23,717,992

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,831,744

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$113,752	$558,434
Net realized loss on investment and foreign currency transactions	(38,008,093)	(111,622,428)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	61,726,085	(149,693,107)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,831,744	(260,757,101)

DISTRIBUTIONS	(562,809)	(102,202,012)

FUND SHARE TRANSACTIONS:
Fund share sold [14,549,444 and 23,173,852 shares, respectively]	76,454,243	182,980,268
Fund share issued in reinvestment of distributions [95,716 and 12,152,439 shares, respectively]	562,809	102,202,012
Fund share repurchased [8,613,525 and 59,267,172 shares, respectively]	(41,164,469)	(452,308,734)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	35,852,583	(167,126,454)

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,121,518	(530,085,567)
NET ASSETS:
Beginning of period	213,536,209	743,621,776

End of period	$272,657,727	$213,536,209

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.4
COMMON STOCKS — 64.1%

Aerospace & Defense — 0.3%
Aerovironment, Inc.*(a)	30,406	$938,329
American Science & Engineering, Inc.	12,801	884,805
Stanley, Inc.*	33,342	1,096,285

		2,919,419

Airlines — 1.2%
Alaska Air Group, Inc.*	53,640	979,466
Allegiant Travel Co.*(a)	27,900	1,105,956
Cathay Pacific Airways Ltd. (Hong Kong)	6,596,550	9,049,558

		11,134,980

Automobiles — 0.5%
Daimler Chrysler AG (Germany)(a)	123,528	4,480,361

Biotechnology — 2.3%
Amgen, Inc.*	159,641	8,451,395
Gilead Sciences, Inc.*(a)	173,748	8,138,356
Myriad Genetics, Inc.*	142,785	5,090,285

		21,680,036

Capital Markets — 3.2%
Credit Suisse Group, ADR (Switzerland)(a)	122,901	5,620,263
Deutsche Bank AG (Germany)(a)	109,564	6,683,404
Man Group PLC (United Kingdom)	2,710,689	12,425,501
Stifel Financial Corp.*(a)	35,593	1,711,667
SWS Group, Inc.	38,836	542,539
UBS AG (Switzerland)*(a)	301,644	3,683,073

		30,666,447

Chemicals — 3.3%
E.I. duPont de Nemours & Co.	384,636	9,854,374
Eastman Chemical Co.	341,297	12,935,156
Sensient Technologies Corp.	363,299	8,199,659

		30,989,189

Commercial Banks — 9.9%
Banco Santander SA, ADR (Spain)(a)	462,296	5,593,782
Barclays PLC, ADR (United Kingdom)(a)	477,479	8,804,713
BB&T Corp.(a)	426,621	9,377,129
BOC Hong Kong Holdings Ltd. (Hong Kong)	6,970,564	12,128,144
First Bancorp (Puerto Rico)(a)	1,648,441	6,511,342
First Financial Bankshares, Inc.(a)	28,591	1,439,843
First Midwest Bancorp, Inc.	893,074	6,528,371
FNB Corp.(a)	1,127,073	6,976,582
Fulton Financial Corp.	1,157,583	6,031,007
HSBC Holdings PLC, ADR (United Kingdom)(a)	87,423	3,651,659
Lloyds TSB Group PLC, ADR (United Kingdom)(a)	743,277	3,545,431
National Bank of Greece, ADR (Greece)*(a)	1,186,877	6,515,955
Regions Financial Corp.(a)	1,845,082	7,454,131
Royal Bank of Scotland Group PLC, ADR (United Kingdom)*(a)	371,373	4,742,433
Toronto-Dominion Bank (Canada)	96,318	4,980,604

		94,281,126

Commercial Services & Supplies — 1.1%
RR Donnelley & Sons Co.	876,914	10,189,741

Communication Equipment — 0.3%
InterDigital Communications Corp.*	61,603	1,505,577
Mastec, Inc.*	96,997	1,136,805

		2,642,382

Computers & Peripherals — 0.2%
Synaptics, Inc.*(a)	47,028	1,817,632

Consumer Finance — 1.5%
American Express Co.	578,331	13,440,413
First Cash Financial Services, Inc.*	45,795	802,328

		14,242,741

Diversified Consumer Services — 2.9%
American Public Education, Inc.*	26,065	1,032,435
Apollo Group, Inc. (Class A Stock)*(a)	110,863	7,884,577
Capella Education Co.*(a)	24,717	1,481,784
DeVry, Inc.	113,751	5,692,100
ITT Educational Services, Inc.*(a)	62,770	6,318,428
Strayer Education, Inc.(a)	21,784	4,751,308

		27,160,632

Diversified Financial Services — 0.6%
ING Groep NV, ADR (Netherlands)	578,102	5,861,954

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	301,770	7,495,967
BT Group PLC (United Kingdom)	5,566,273	9,326,261
Deutsche Telekom AG, ADR (Germany)(a)	242,523	2,861,771
Nippon Telegraph & Telephone Corp., ADR (Japan)	140,205	2,853,172
Telecom Italia SpA, ADR (Italy)	241,114	3,317,729
Vimpel-Communications, ADR (Russia)*	548,650	6,457,610

		32,312,510

Electric Utilities — 1.2%
American Electric Power Co., Inc.	252,681	7,299,954
Korea Electric Power Corp., ADR (South Korea)*(a)	373,281	4,292,732

		11,592,686

Electronic Equipment, Instruments & Components — 0.4%
Hitachi Ltd., ADR (Japan)	117,822	3,648,947

Food & Staples Retailing — 0.1%
Nash-Finch Co.	30,621	828,604

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Food Products — 1.9%
Diamond Foods, Inc.	25,107	$700,485
Green Mountain Coffee Roasters, Inc.*(a)	104,663	6,187,677
J & J Snack Foods Corp.	35,497	1,274,342
Kraft Foods, Inc. (Class A Stock)	317,866	8,054,724
Lance, Inc.	43,744	1,011,799
TreeHouse Foods, Inc.*(a)	44,332	1,275,432

		18,504,459

Gas Utilities — 0.1%
Laclede Group, Inc. (The)	30,791	1,020,106

Healthcare Equipment & Supplies — 0.3%
Cyberonics, Inc.*(a)	38,069	633,088
Greatbatch, Inc.*	51,315	1,160,232
ICU Medical, Inc.*	21,254	874,602

		2,667,922

Healthcare Providers & Services — 0.8%
Almost Family, Inc.*(a)	13,153	343,425
athenahealth, Inc.*(a)	47,470	1,756,865
Chemed Corp.(a)	35,419	1,398,342
Genoptix, Inc.*	24,300	777,357
Gentiva Health Services, Inc.*	45,368	746,757
Hanger Orthopedic Group, Inc.*	44,377	603,084
HMS Holdings Corp.*	37,131	1,511,974
LHC Group, Inc.*(a)	28,577	634,695

		7,772,499

Healthcare Technology — 0.2%
Computer Programs & Systems, Inc.	40,856	1,565,193

Hotels, Restaurants & Leisure — 2.2%
Buffalo Wild Wings, Inc.*(a)	25,172	818,593
Ladbrokes PLC (United Kingdom)	2,773,100	8,403,666
McDonald’s Corp.	156,673	9,007,131
Panera Bread Co. (Class A Stock)*(a)	45,778	2,282,491

		20,511,881

Industrial Conglomerates — 2.4%
Citic Pacific Ltd. (Hong Kong)	6,758,000	13,918,364
General Electric Co.	798,859	9,362,628

		23,280,992

Insurance — 1.5%
Allianz SE, ADR (Germany)(a)	431,432	3,973,489
AXA SA, ADR (France)	292,541	5,546,577
Life Partners Holdings, Inc.(a)	21,601	306,302
Manulife Financial Corp. (Canada)(a)	258,017	4,476,595

		14,302,963

Internet & Catalog Retail — 0.4%
NetFlix, Inc.*(a)	89,844	3,714,151
PetMed Express, Inc.*(a)	33,060	496,892

		4,211,043

IT Services — 0.7%
CSG Systems International, Inc.*(a)	51,074	676,220
SAIC, Inc.*	311,855	5,784,910

		6,461,130

Machinery — 1.9%
Briggs & Stratton Corp.(a)	592,472	7,903,577
Timken Co.	591,988	10,111,155

		18,014,732

Media — 1.2%
ITV PLC (United Kingdom)	19,041,953	11,011,113

Metals & Mining — 2.5%
Alcoa, Inc.(a)	1,116,686	11,535,366
Arcelormittal (Luxembourg)(a)	147,158	4,867,987
Compass Minerals International, Inc.	51,369	2,820,672
POSCO, ADR (South Korea)	56,728	4,689,704

		23,913,729

Multi-Line Retail — 1.2%
Dollar Tree, Inc.*	135,369	5,699,035
Family Dollar Stores, Inc.	216,333	6,122,224

		11,821,259

Multi-Utilities — 2.5%
CH Energy Group, Inc.	22,262	1,039,635
NiSource, Inc.	814,980	9,502,667
TECO Energy, Inc.	766,029	9,138,726
Veolia Environnement, ADR (France)(a)	141,708	4,186,054

		23,867,082

Oil, Gas & Consumable Fuels — 0.5%
Repsol YPF SA, ADR (Spain)	181,063	4,048,569
VAALCO Energy, Inc.*	82,095	347,262

		4,395,831

Paper & Forest Products — 1.3%
MeadWestvaco Corp.	776,669	12,745,138

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.(a)	421,563	8,561,945
Endo Pharmaceuticals Holdings, Inc.*(a)	181,019	3,243,860
Myriad Pharmaceuticals, Inc.*	33,996	158,081
Pfizer, Inc.	572,410	8,586,150
Questcor Pharmaceuticals, Inc.*(a)	96,358	481,790

		21,031,826

Real Estate Management & Development — 1.6%
Sino Land Co. (Hong Kong)	9,097,985	14,977,611

Software — 0.3%
EPIQ Systems, Inc.*(a)	50,161	769,971
Quality Systems, Inc.(a)	39,735	2,263,306

		3,033,277

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

				Shares	Value (Note 2)
COMMON STOCKS (Continued)
Specialty Retail — 1.4%
Aaron’s, Inc.(a)				65,551	$1,954,731
AutoZone, Inc.*(a)				57,969	8,759,696
Hot Topic, Inc.*(a)				61,725	451,210
Jos. A. Bank Clothiers, Inc.*(a)				49,588	1,708,802

					12,874,439

Thrifts & Mortgage Finance — 1.6%
Astoria Financial Corp.				966,705	8,294,329
First Niagara Financial Group, Inc.				628,315	7,175,357

					15,469,686

Tobacco — 0.9%
Universal Corp.(a)				252,681	8,366,268

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc.*(a)				61,381	887,569

Transportation Infrastructure — 1.1%
Cosco Pacific Ltd. (China)				9,470,000	10,603,691

Water Utilities — 0.1%
California Water Service Group				30,988	1,141,598

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC (United Kingdom)				4,005,219	7,789,905

TOTAL COMMON STOCKS (cost $563,625,997)					608,692,329

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 34.3%
Automobile Manufacturers — 0.5%
Daimler Finance North America LLC,
Gtd. Notes(a)
6.50%	11/15/13		A3	$4,500	4,574,412

Beverages — 0.9%
Bottling Group LLC,
Gtd. Notes(a)
6.95%	03/15/14		Aa2	2,500	2,851,450
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
4.875%	03/15/19		Aa3	1,500	1,541,306
PepsiCo, Inc.,
Sr. Unsec’d. Notes
7.90%	11/01/18		Aa2	3,500	4,258,114

					8,650,870

Capital Markets — 3.2%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.15%	04/01/18		A1	4,000	3,894,308
Sub. Notes
6.45%	05/01/36		A2	500	424,017
6.75%	10/01/37		A2	5,000	4,444,970
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18		A2	4,500	4,165,002
Sr. Unsec’d. Notes, MTN
6.05%(c)	08/15/12		A2	5,000	5,013,215
Sub. Notes
6.11%	01/29/37		A3	1,000	772,355
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13		A2	5,500	5,570,768
6.75%	04/15/11		A2	2,500	2,618,920
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18		A2	3,500	3,489,171

					30,392,726

Commercial Banks — 1.4%
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12		A1	6,200	6,417,831
5.625%	12/11/17	(a)	A1	4,500	4,429,498
Wells Fargo Bank NA,
Sub. Notes
6.45%	02/01/11		Aa3	2,000	2,091,126

					12,938,455

Communication Equipment — 0.4%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	02/22/16		A1	3,250	3,443,021

Computers & Peripherals — 0.3%
Electronic Data Systems Corp.,
Sr. Unsec’d. Notes
6.00%	08/01/13		A2	2,500	2,729,123

Consumer Finance — 1.3%
American Express Co.,
Sr. Unsec’d. Notes
6.15%	08/28/17		A3	1,000	922,288
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN(a)
5.875%	05/02/13		A2	4,000	3,971,876
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.50%	01/19/16	(a)	A3	4,000	3,763,092
6.375%	10/15/11		A3	4,000	4,090,188

					12,747,444

Diversified Financial Services — 3.2%
Bank of America Corp.
Sr. Unsec’d. Notes(a)
5.125%	11/15/14		A2	6,030	5,669,165

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.50%	01/18/11		A3	$5,000	$5,077,320
6.50%	08/19/13		A3	4,000	3,885,512
6.875%	03/05/38	(a)	A3	4,500	3,974,247
Sub. Notes
6.125%	08/25/36		Baa1	1,500	1,116,999
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
6.00%	01/15/18		Aa3	7,000	6,953,849
6.40%	05/15/38	(a)	Aa3	4,000	4,010,084

					30,687,176

Diversified Telecommunication Services — 3.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38		A2	5,500	5,314,397
6.70%	11/15/13	(a)	A2	5,500	6,040,226
New Cingular Wireless Services, Inc.,
Sr. Unsec’d. Notes
8.125%	05/01/12		A2	3,000	3,358,746
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.25%	04/15/13		A3	4,500	4,722,665
8.75%	11/01/18		A3	5,200	6,159,291
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30		A3	3,500	3,908,737

					29,504,062

Electric Utilities — 3.3%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19		A2	1,800	1,879,187
Commonwealth Edison Co.,
First Mortgage
6.15%	09/15/17		Baa2	3,000	3,116,706
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.95%	06/15/11		A3	3,500	3,706,332
FPL Group Capital, Inc.,
Gtd. Notes
7.875%	12/15/15		A2	3,000	3,556,773
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	1,500	1,560,297
6.125%	04/01/36		Baa1	5,500	5,436,629
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.75%	03/01/31		Baa2	4,250	4,993,062
PSE&G Power LLC,
Gtd. Notes
7.75%	04/15/11		Baa1	3,000	3,210,849
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	4,000	3,869,012

					31,328,847

Food & Staples Retailing — 0.8%
Target Corp.,
Sr. Unsec’d. Notes
7.00%	01/15/38		A2	2,000	2,131,694
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.50%	08/15/37		Aa2	5,200	5,810,589

					7,942,283

Food Products — 1.5%
General Mills, Inc.,
Sr. Unsec’d. Notes
6.00%	02/15/12		Baa1	3,921	4,221,329
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11		Baa2	6,750	7,171,699
6.125%	02/01/18	(a)	Baa2	2,500	2,584,808

					13,977,836

Household Products — 0.4%
Procter & Gamble Co.,
Sr. Unsec’d. Notes(a)
4.60%	01/15/14		Aa3	3,500	3,680,887

Industrial Conglomerates — 1.6%
General Electric Capital Corp.,(a)
Sr. Unsec’d. Notes, MTN
5.25%	10/19/12		Aa2	3,500	3,597,920
5.625%	09/15/17		Aa2	5,000	4,785,240
6.75%	03/15/32		Aa2	7,250	6,508,368

					14,891,528

Insurance — 0.5%
MetLife, Inc.,
Sr. Unsec’d. Notes(a)
5.70%	06/15/35		A2	5,000	4,367,145

Media — 2.3%
Comcast Corp.,
Gtd. Notes(a)
6.95%	08/15/37		Baa1	7,000	7,298,753
Time Warner Cable, Inc.,
Gtd. Notes
8.75%	02/14/19		Baa2	3,500	4,077,297
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12		Baa2	7,000	7,488,215
7.70%	05/01/32		Baa2	1,750	1,719,665
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
6.375%	03/01/12		A2	1,500	1,647,348

					22,231,278

Metals & Mining — 0.4%
Rio Tinto Finance USA Ltd.,
Gtd. Notes, (Australia)
5.875%	07/15/13		Baa1	4,000	4,025,068

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Multi-Utilities — 2.8%
Consolidated Edison Co. of New York, Inc.
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	$3,000	$3,408,027
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes(a)
6.25%	01/15/12		A3	2,900	3,118,585
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.05%	03/01/34		A3	5,000	5,187,185
8.25%	10/15/18		A3	4,000	4,881,312
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.75%	03/01/13		Baa1	1,500	1,534,836
5.10%	11/30/12		Baa1	3,500	3,698,401
5.40%	04/30/18		Baa1	4,300	4,461,151

					26,289,497

Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.
Sr. Unsec’d. Notes
3.95%	03/03/14		Aa1	3,000	3,088,692
ConocoPhillips,
Gtd. Notes
4.75%	02/01/14	(a)	A1	7,000	7,288,295
5.75%	02/01/19		A1	3,500	3,678,552
Sr. Unsec’d. Notes
6.95%	04/15/29		A1	5,000	5,387,575
Devon Financing Corp. ULC,
Gtd. Notes (Canada)(a)
6.875%	09/30/11		Baa1	3,700	4,018,537
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	4,500	4,691,367
5.95%	02/15/18		Baa2	4,500	4,404,969
6.75%	03/15/11		Baa2	2,000	2,096,158
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38		Baa2	3,750	3,632,591
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18		Baa1	4,000	4,010,524

					42,297,260

Pharmaceuticals — 1.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.60%	05/15/11		A1	1,500	1,602,589
5.60%	11/30/17		A1	2,500	2,677,835
5.875%	05/15/16		A1	1,950	2,126,711
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15		Aa2	2,500	2,686,500

					9,093,635

Tobacco — 1.0%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	(a)	Baa1	2,500	2,807,278
9.70%	11/10/18		Baa1	2,000	2,292,892
10.20%	02/06/39	(a)	Baa1	4,000	4,726,268

					9,826,438

TOTAL CORPORATE BONDS (cost $315,534,140)					325,618,991

TOTAL LONG-TERM INVESTMENTS (cost $879,160,137)					934,311,320

				Shares
SHORT-TERM INVESTMENT — 25.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $237,802,413; includes $220,342,776 of cash collateral for securities on loan)(b)(w) (Note 4)				237,802,413	237,802,413

TOTAL INVESTMENTS(o) — 123.4% (cost $1,116,962,550)					1,172,113,733
Liabilities in excess of other assets — (23.4)%					(222,293,524)

NET ASSETS — 100.0%					$949,820,209

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $212,052,590; cash collateral of $220,342,776 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Indicates a variable rate security.
(o)	As of June 30, 2009, 10 securities representing $109,633,814 and 11.5% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$499,058,515	$109,633,814	$—
Corporate Bonds	—	325,618,991	—
Affiliated Money Market Mutual Fund	237,802,413	—	—

	$736,860,928	$435,252,805	$—
Other Financial Instruments*	—	—	—

Total	$736,860,928	$435,252,805	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (23.2% represents investments purchased with collateral from securities on loan)	25.0%
Commercial Banks	11.3
Diversified Telecommunication Services	6.5
Capital Markets	6.4
Multi-Utilities	5.3
Oil, Gas & Consumable Fuels	4.9
Electric Utilities	4.5
Industrial Conglomerates	4.0
Diversified Financial Services	3.8
Media	3.5
Food Products	3.4
Chemicals	3.3
Pharmaceuticals	3.2
Metals & Mining	2.9
Diversified Consumer Services	2.9
Consumer Finance	2.8
Biotechnology	2.3
Hotels, Restaurants & Leisure	2.2
Insurance	2.0
Tobacco	1.9
Machinery	1.9
Thrifts & Mortgage Finance	1.6
Real Estate Management & Development	1.6
Specialty Retail	1.4
Paper & Forest Products	1.3
Multi-Line Retail	1.2
Airlines	1.2
Transportation Infrastructure	1.1
Commercial Services & Supplies	1.1
Food & Staples Retailing	0.9
Beverages	0.9
Wireless Telecommunication Services	0.8
Healthcare Providers & Services	0.8
IT Services	0.7
Communication Equipment	0.7
Automobile Manufacturers	0.5
Computers & Peripherals	0.5
Automobiles	0.5
Internet & Catalog Retail	0.4
Household Products	0.4
Electronic Equipment, Instruments & Components	0.4
Software	0.3
Aerospace & Defense	0.3
Healthcare Equipment & Supplies	0.3
Healthcare Technology	0.2
Water Utilities	0.1
Gas Utilities	0.1
Trading Companies & Distributors	0.1

123.4
Liabilities in excess of other assets	(23.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $212,052,590:
Unaffiliated investments (cost $879,160,137)	$934,311,320
Affiliated investments (cost $237,802,413)	237,802,413
Cash	6,500,865
Dividends and interest receivable	6,612,612
Receivable for fund share sold	3,750,888
Prepaid expenses	1,697

Total Assets	1,188,979,795

LIABILITIES:
Payable to broker for collateral for securities on loan	220,342,776
Payable for investments purchased	18,340,432
Advisory fees payable	291,836
Accrued expenses and other liabilities	174,079
Shareholder servicing fees payable	9,565
Affiliated transfer agent fee payable	898

Total Liabilities	239,159,586

NET ASSETS	$949,820,209

Net assets were comprised of:
Paid-in capital	$1,363,815,492
Retained earnings	(413,995,283)

Net assets, June 30, 2009	$949,820,209

Net asset value and redemption price per share, $949,820,209 / 129,729,031 outstanding shares of beneficial interest	$7.32

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $241,555 foreign withholding tax)	$7,783,973
Unaffiliated interest income	7,422,824
Affiliated income from securities lending, net	780,739
Affiliated dividend income	50,124

16,037,660

EXPENSES
Advisory fees	3,031,972
Shareholder servicing fees and expenses	343,560
Custodian and accounting fees	153,000
Audit fee	13,000
Insurance expenses	10,000
Trustees’ fees	9,000
Loan interest expense (Note 7)	8,219
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Miscellaneous	8,580

Total expenses	3,593,331

NET INVESTMENT INCOME	12,444,329

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(300,112,011)
Foreign currency transactions	(29,788)

(300,141,799)

Net change in unrealized appreciation (depreciation) on:
Investments	326,523,354
Foreign currencies	16,553

326,539,907

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	26,398,108

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,842,437

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,444,329	$39,856,472
Net realized loss on investment and foreign currency transactions	(300,141,799)	(181,334,252)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	326,539,907	(312,210,316)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,842,437	(453,688,096)

DISTRIBUTIONS	(39,977,372)	(46,811,382)

FUND SHARE TRANSACTIONS:
Fund share sold [47,799,710 and 67,258,715 shares, respectively]	336,876,989	632,340,875
Fund share issued in reinvestment of distributions [5,358,897 and 4,544,794 shares, respectively]	39,977,372	46,811,382
Fund share repurchased [17,631,101 and 93,246,403 shares, respectively]	(116,325,068)	(828,000,703)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	260,529,293	(148,848,446)

TOTAL INCREASE (DECREASE) IN NET ASSETS	259,394,358	(649,347,924)
NET ASSETS:
Beginning of period	690,425,851	1,339,773,775

End of period	$949,820,209	$690,425,851

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 79.2%
Aerospace & Defense — 0.9%
Aerovironment, Inc.*(a)	116,073	$3,582,013
American Science & Engineering, Inc.	48,869	3,377,825
Stanley, Inc.*	127,278	4,184,901

		11,144,739

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.(a)	255,507	13,324,690

Airlines — 1.8%
Alaska Air Group, Inc.*	91,007	1,661,788
Allegiant Travel Co.*(a)	106,504	4,221,819
Cathay Pacific Airways Ltd. (Hong Kong)	11,202,550	15,368,355

		21,251,962

Automobile Manufacturers — 0.5%
Daimler AG (Germany)	157,188	5,701,209

Beverages — 0.5%
Hansen Natural Corp.*(a)	183,525	5,656,241

Biotechnology — 6.4%
Amgen, Inc.*	473,989	25,092,978
Biogen Idec, Inc.*(a)	218,217	9,852,497
Cephalon, Inc.*(a)	134,877	7,640,782
Gilead Sciences, Inc.*(a)	515,880	24,163,819
Myriad Genetics, Inc.*	242,258	8,636,498

		75,386,574

Capital Markets — 4.2%
Credit Suisse Group AG, ADR (Switzerland)(a)	156,389	7,151,669
Deutsche Bank AG (Germany)(a)	139,420	8,504,620
Man Group PLC (United Kingdom)	4,602,245	21,096,186
Stifel Financial Corp.*(a)	135,875	6,534,229
SWS Group, Inc.	148,254	2,071,108
UBS AG (Switzerland)*(a)	383,835	4,686,625

		50,044,437

Chemicals — 1.4%
E.I. du Pont de Nemours & Co.	652,592	16,719,407

Commercial Banks — 6.3%
Banco Santander SA, ADR (Spain)(a)	588,264	7,117,994
Barclays PLC, ADR (United Kingdom)(a)	607,585	11,203,868
BOC Hong Kong Holdings Ltd. (Hong Kong)	11,835,000	20,591,819
First Financial Bankshares, Inc.(a)	109,140	5,496,290
HSBC Holdings PLC, ADR (United Kingdom)(a)	111,246	4,646,746
Lloyds TSB Group PLC, ADR (United Kingdom)(a)	945,807	4,511,499
National Bank of Greece SA, ADR (Greece)*(a)	1,510,280	8,291,437
Royal Bank of Scotland Group PLC, ADR (United Kingdom)*(a)	472,564	6,034,642
Toronto-Dominion Bank (The) (Canada)	122,563	6,337,733

		74,232,028

Commercial Services & Supplies — 0.6%
Cintas Corp.(a)	298,051	6,807,485

Communications Equipment — 0.9%
InterDigital, Inc.*	235,165	5,747,433
MasTec, Inc.*(a)	370,279	4,339,670

		10,087,103

Computers & Peripherals — 0.6%
Synaptics, Inc.*(a)	179,523	6,938,564

Consumer Finance — 2.2%
American Express Co.,	981,211	22,803,344
First Cash Financial Services, Inc.*	174,821	3,062,864

		25,866,208

Diversified Consumer Services — 5.2%
American Public Education, Inc.*	99,501	3,941,234
Apollo Group, Inc. (Class A Stock)*	329,164	23,410,144
Capella Education Co.*(a)	94,354	5,656,522
DeVry, Inc.	192,995	9,657,470
ITT Educational Services, Inc.*(a)	106,498	10,720,089
Strayer Education, Inc.(a)	36,961	8,061,564

		61,447,023

Diversified Financial Services — 0.6%
ING Groep NV, ADR (Netherlands)(a)	735,622	7,459,207

Diversified Telecommunication Services — 2.3%
BT Group PLC (United Kingdom)	9,450,488	15,834,244
Deutsche Telekom AG, ADR (Germany)(a)	308,605	3,641,539
Nippon Telegraph & Telephone Corp., ADR (Japan)	178,408	3,630,603
Telecom Italia SpA, ADR (Italy)	306,815	4,221,774

		27,328,160

Electric Utilities — 0.5%
Korea Electric Power Corp., ADR (South Korea)*(a)	474,992	5,462,408

Electronic Equipment, Instruments & Components — 0.4%
Hitachi Ltd., ADR (Japan)(a)	149,927	4,643,239

Food & Staples Retailing — 0.1%
Nash Finch Co.	51,953	1,405,848

Food Products — 3.7%
Diamond Foods, Inc.	95,846	2,674,103
Green Mountain Coffee Roasters, Inc.*(a)	283,415	16,755,495

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Food Products (cont’d.)
J&J Snack Foods Corp.	60,225	$2,162,078
Kraft Foods, Inc. (Class A Stock)	539,311	13,666,141
Lance, Inc.	166,987	3,862,409
TreeHouse Foods, Inc.*	169,234	4,868,862

		43,989,088

Gas Utilities — 0.3%
Laclede Group, Inc. (The)	117,544	3,894,233

Healthcare Equipment & Supplies — 0.7%
Cyberonics, Inc.*(a)	145,332	2,416,871
Greatbatch, Inc.*	87,063	1,968,495
ICU Medical, Inc.*	81,136	3,338,746

		7,724,112

Healthcare Providers & Services — 2.3%
Almost Family, Inc.*(a)	50,209	1,310,957
athenahealth, Inc.*(a)	181,212	6,706,656
Chemed Corp.(a)	60,094	2,372,511
Genoptix, Inc.*	92,760	2,967,392
Gentiva Health Services, Inc.*	173,191	2,850,724
Hanger Orthopedic Group, Inc.*	169,410	2,302,282
HMS Holdings Corp.*(a)	141,741	5,771,694
LHC Group, Inc.*(a)	109,091	2,422,911

		26,705,127

Healthcare Technology — 0.2%
Computer Programs & Systems, Inc.	69,317	2,655,534

Hotels, Restaurants & Leisure — 3.1%
Buffalo Wild Wings, Inc.*(a)	96,089	3,124,814
Ladbrokes PLC (United Kingdom)	4,708,204	14,267,850
McDonald’s Corp.	265,817	15,281,819
Panera Bread Co. (Class A Stock)*(a)	77,672	3,872,726

		36,547,209

Industrial Conglomerates — 3.3%
CITIC Pacific Ltd. (Hong Kong)	11,474,000	23,631,150
General Electric Co.	1,355,385	15,885,112

		39,516,262

Insurance — 1.6%
Allianz SE, ADR (Germany)(a)	548,990	5,056,198
AXA SA, ADR (France)	372,252	7,057,898
Life Partners Holdings, Inc.(a)	82,461	1,169,297
Manulife Financial Corp (Canada)	328,321	5,696,369

		18,979,762

Internet & Catalog Retail — 0.7%
NetFlix, Inc.*(a)	152,433	6,301,580
PetMed Express, Inc.*(a)	126,203	1,896,831

		8,198,411

IT Services — 1.0%
CSG Systems International, Inc.*	194,977	2,581,496
SAIC, Inc.*(a)	529,108	9,814,953

		12,396,449

Media — 2.7%
DIRECTV Group, Inc. (The)*(a)	521,641	12,889,749
ITV PLC (United Kingdom)	32,329,666	18,694,805

		31,584,554

Metals & Mining — 3.1%
Alcoa, Inc.(a)	1,894,595	19,571,166
ArcelorMittal (Luxembourg)(a)	187,256	6,194,429
Compass Minerals International, Inc.	87,155	4,785,681
POSCO, ADR (South Korea)	72,184	5,967,451

		36,518,727

Multi-Line Retail — 1.7%
Dollar Tree, Inc.*	229,674	9,669,275
Family Dollar Stores, Inc.	367,040	10,387,232

		20,056,507

Multi-Utilities — 0.8%
CH Energy Group, Inc.	84,982	3,968,660
Veolia Environnement, ADR (France)(a)	180,321	5,326,682

		9,295,342

Oil, Gas & Consumable Fuels — 0.5%
Repsol YPF SA, ADR (Spain)(a)	230,396	5,151,654
VAALCO Energy, Inc.*	313,395	1,325,661

		6,477,315

Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.(a)	715,242	14,526,565
Endo Pharmaceuticals Holdings, Inc.*	307,128	5,503,734
Myriad Pharmaceuticals Inc*	58,199	270,623
Questcor Pharmaceuticals, Inc.*(a)	367,841	1,839,205

		22,140,127

Real Estate Management & Development — 2.1%
Sino Land Co. (Hong Kong)	15,443,323	25,423,661

Semiconductors & Semiconductor Equipment — 1.6%
Altera Corp.(a)	564,420	9,188,758
Linear Technology Corp.(a)	434,958	10,156,269

		19,345,027

Software — 3.0%
Check Point Software Technologies Ltd. (Israel)*(a)	422,298	9,911,334
EPIQ Systems, Inc.*(a)	191,489	2,939,356
Oracle Corp.	659,492	14,126,319
Quality Systems, Inc.(a)	151,688	8,640,148

		35,617,157

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

				Shares	Value (Note 2)
COMMON STOCKS (Continued)
Specialty Retail — 4.4%
Aaron’s, Inc.(a)				250,240	$7,462,157
AutoZone, Inc.*(a)				98,353	14,862,122
Bed Bath & Beyond, Inc.*(a)				493,914	15,187,855
Hot Topic, Inc.*(a)				235,628	1,722,441
Jos. A. Bank Clothiers, Inc.*(a)				84,133	2,899,223
Ross Stores, Inc.(a)				255,450	9,860,370

					51,994,168

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.*(a)				234,317	3,388,224

Transportation Infrastructure — 1.5%
COSCO Pacific Ltd. (Hong Kong)				16,076,000	18,000,521

Water Utilities — 0.4%
California Water Service Group				118,291	4,357,840

Wireless Telecommunication Services — 1.8%
Vimpel-Communications, ADR (Russia)*				698,148	8,217,202
Vodafone Group PLC (United Kingdom)				6,800,109	13,225,794

					21,442,996

TOTAL COMMON STOCKS (cost $837,891,798)					937,154,885

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 19.3%
Automobile Manufacturers — 0.3%
Daimler Finance North America LLC,
Gtd. Notes
6.50%	11/15/13		A3	$3,000	3,049,608

Beverages — 0.4%
Bottling Group LLC,
Gtd. Notes
6.95%	03/15/14		Aa2	1,500	1,710,870
Coca-Cola Co., (The),
Sr. Unsec’d. Notes
4.875%	03/15/19		Aa3	500	513,769
PepsiCo, Inc.,
Sr. Unsec’d. Notes
7.90%	11/01/18		Aa2	2,000	2,433,208

					4,657,847

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.15%	04/01/18		A1	3,000	2,920,731
Sub. Notes
6.45%	05/01/36		A2	500	424,016
6.75%	10/01/37		A2	4,000	3,555,976
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18		A2	4,000	3,702,224
Sr. Unsec’d. Notes, MTN
6.05%	08/15/12		A2	3,500	3,509,250
Sub. Notes
6.11%	01/29/37		A3	500	386,178
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13		A2	4,000	4,051,468
6.75%	04/15/11		A2	1,500	1,571,352
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18		A2	2,500	2,492,265

					22,613,460

Commercial Banks — 0.8%
Wells Fargo & Co.,(a)
Sr. Unsec’d. Notes
5.25%	10/23/12		A1	5,000	5,175,670
5.625%	12/11/17		A1	2,750	2,706,916
Wells Fargo Bank NA,
Sub. Notes
6.45%	02/01/11		Aa3	1,500	1,568,344

					9,450,930

Communication Equipment — 0.2%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	02/22/16		A1	2,250	2,383,630

Computers & Peripherals — 0.1%
Electronic Data Systems Corp.,
Sr. Unsec’d. Notes(a)
6.00%	08/01/13		A2	1,500	1,637,474

Consumer Finance — 0.8%
American Express Co.,
Sr. Unsec’d. Notes, MTN
6.15%	08/28/17		A3	1,000	922,288
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13		A2	3,000	2,978,907
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.50%	01/19/16	(a)	A3	3,000	2,822,319
6.375%	10/15/11		A3	2,600	2,658,622

					9,382,136

Diversified Financial Services — 1.8%
Bank of America Corp.,
Sr. Unsec’d. Notes(a)
5.125%	11/15/14		A2	4,000	3,760,640
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.50%	01/18/11		A3	3,000	3,046,392
6.50%	08/19/13		A3	3,000	2,914,134
6.875%	03/05/38	(a)	A3	3,000	2,649,498
Sub. Notes
6.125%	08/25/36		Baa1	1,500	1,116,999
JPMorgan Chase & Co.,(a)
Sr. Unsec’d. Notes
6.00%	01/15/18		Aa3	5,000	4,967,035
6.40%	05/15/38		Aa3	3,000	3,007,563

					21,462,261

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Diversified Telecommunication Services — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38		A2	$4,000	$3,865,016
6.70%	11/15/13	(a)	A2	4,100	4,502,714
New Cingular Wireless Services, Inc.,
Gtd. Notes
8.125%	05/01/12		A2	2,000	2,239,164
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.25%	04/15/13		A3	3,000	3,148,443
8.75%	11/01/18		A3	3,500	4,145,677
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30		A3	2,000	2,233,564

					20,134,578

Electric Utilities — 1.7%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19		A2	700	730,795
Commonwealth Edison Co.,
First Mortgage
6.15%	09/15/17		Baa2	2,000	2,077,804
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.95%	06/15/11		A3	2,500	2,647,380
FPL Group Capital, Inc.,
Gtd. Notes
7.875%	12/15/15		A2	2,000	2,371,182
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	1,000	1,040,198
6.125%	04/01/36		Baa1	3,500	3,459,673
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.75%	03/01/31		Baa2	2,950	3,465,772
PSE&G Power LLC,
Gtd. Notes
7.75%	04/15/11		Baa1	2,000	2,140,566
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	2,750	2,659,946

					20,593,316

Food & Staples Retailing — 0.4%
Target Corp.,
Sr. Unsec’d. Notes
7.00%	01/15/38		A2	1,000	1,065,847
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.50%	08/15/37		Aa2	3,800	4,246,200

					5,312,047

Food Products — 0.8%
General Mills, Inc.,
Sr. Unsec’d. Notes(a)
6.00%	02/15/12		Baa1	2,750	2,960,636
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11		Baa2	4,300	4,568,638
6.125%	02/01/18	(a)	Baa2	1,500	1,550,885

					9,080,159

Household Products — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes(a)
4.60%	01/15/14		Aa3	2,700	2,839,541

Industrial Conglomerates — 0.9%
General Electric Capital Corp.,(a)
Sr. Unsec’d. Notes, MTN
5.25%	10/19/12		Aa2	2,500	2,569,943
5.625%	09/15/17		Aa2	3,500	3,349,668
6.75%	03/15/32		Aa2	4,750	4,264,103

					10,183,714

Insurance — 0.3%
MetLife, Inc.,
Sr. Unsec’d. Notes
5.70%	06/15/35		A2	3,500	3,057,002

Media — 1.4%
Comcast Corp.,
Gtd. Notes(a)
6.95%	08/15/37		Baa1	5,000	5,213,395
Time Warner Cable, Inc.,
Gtd. Notes
8.75%	02/14/19		Baa2	2,000	2,329,884
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12		Baa2	5,500	5,883,597
7.70%	05/01/32		Baa2	1,600	1,572,266
Walt Disney Co. (The),
Sr. Unsec’d. Notes
6.375%	03/01/12		A2	1,000	1,098,232

					16,097,374

Metals & Mining — 0.2%
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13		Baa1	3,000	3,018,801

Multi-Utilities — 1.6%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	2,000	2,272,018
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.25%	01/15/12		A3	1,675	1,801,251
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.05%	03/01/34		A3	3,500	3,631,030
8.25%	10/15/18		A3	3,000	3,660,984

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Multi-Utilities (cont’d.)
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.75%	03/01/13		Baa1	$1,000	$1,023,224
5.10%	11/30/12		Baa1	2,500	2,641,715
5.40%	04/30/18		Baa1	3,500	3,631,169

					18,661,391

Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.,
Sr. Unsec’d. Notes(a)
3.95%	03/03/14		Aa1	3,000	3,088,692
ConocoPhillips,
Gtd. Notes
4.75%	02/01/14	(a)	A1	6,000	6,247,110
5.75%	02/01/19		A1	2,500	2,627,538
Sr. Unsec’d. Notes
6.95%	04/15/29		A1	3,500	3,771,302
Devon Financing Corp. ULC,
Gtd. Notes
6.875%	09/30/11		Baa1	2,500	2,715,227
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	3,000	3,127,578
5.95%	02/15/18		Baa2	3,500	3,426,087
6.75%	03/15/11		Baa2	1,500	1,572,119
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38		Baa2	3,000	2,906,073
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18		Baa1	2,600	2,606,841

					32,088,567

Pharmaceuticals — 0.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.60%	05/15/11		A1	1,000	1,068,393
5.60%	11/30/17		A1	1,700	1,820,928
5.875%	05/15/16	(a)	A1	1,400	1,526,869
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15		Aa2	1,500	1,611,900

					6,028,090

Tobacco — 0.6%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	(a)	Baa1	1,500	1,684,366
9.70%	11/10/18		Baa1	1,500	1,719,669
10.20%	02/06/39	(a)	Baa1	3,000	3,544,701

					6,948,736

TOTAL CORPORATE BONDS (cost $221,872,057)					228,680,662

TOTAL LONG-TERM INVESTMENTS (cost $1,059,763,855)					1,165,835,547

				Shares
SHORT-TERM INVESTMENT — 27.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $330,035,718; includes $309,628,220 of cash collateral for securities on loan)(b)(w) (Note 4)				330,035,718	330,035,718

TOTAL INVESTMENTS(o) — 126.4% (cost $1,389,799,573)					1,495,871,265
Liabilities in excess of other assets — (26.4)%					(312,689,811)

NET ASSETS — 100.0%					$1,183,181,454

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $300,058,259; cash collateral of $309,628,220 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2009, 10 securities representing $186,134,384 and 15.7% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1– quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$751,020,501	$186,134,384	$—
Corporate Bonds	—	228,680,662	—
Affiliated Money Market Mutual Fund	330,035,718	—	—

	$1,081,056,219	$414,815,046	$—
Other Financial Instruments*	—	—	—

Total	$1,081,056,219	$414,815,046	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (26.2% represents investments purchased with collateral from securities on loan)	27.9%
Commercial Banks	7.1
Biotechnology	6.4
Capital Markets	6.1
Diversified Consumer Services	5.2
Food Products	4.5
Specialty Retail	4.4
Industrial Conglomerates	4.2
Media	4.1
Diversified Telecommunication Services	4.0
Metals & Mining	3.3
Oil, Gas & Consumable Fuels	3.2
Hotels, Restaurants & Leisure	3.1
Software	3.0
Consumer Finance	3.0
Diversified Financial Services	2.4
Pharmaceuticals	2.4
Multi-Utilities	2.4
Healthcare Providers & Services	2.3
Electric Utilities	2.2
Real Estate Management & Development	2.1
Insurance	1.9
Wireless Telecommunication Services	1.8
Airlines	1.8
Multi-Line Retail	1.7
Semiconductors & Semiconductor Equipment	1.6
Transportation Infrastructure	1.5
Chemicals	1.4
Air Freight & Logistics	1.1
IT Services	1.0
Aerospace & Defense	0.9
Beverages	0.9
Communications Equipment	0.9
Automobile Manufacturers	0.8
Computers & Peripherals	0.7
Internet & Catalog Retail	0.7
Healthcare Equipment & Supplies	0.7
Tobacco	0.6
Commercial Services & Supplies	0.6
Food & Staples Retailing	0.5
Electronic Equipment, Instruments & Components	0.4
Water Utilities	0.4
Gas Utilities	0.3
Trading Companies & Distributors	0.3
Household Products	0.2
Healthcare Technology	0.2
Communication Equipment	0.2

126.4
Liabilities in excess of other assets	(26.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $300,058,259:
Unaffiliated investments (cost $1,059,763,855)	$1,165,835,547
Affiliated investments (cost $330,035,718)	330,035,718
Cash	8,667,126
Dividends and interest receivable	5,555,648
Receivable for fund share sold	4,838,271
Prepaid expenses	2,340

Total Assets	1,514,934,650

LIABILITIES:
Payable to broker for collateral for securities on loan	309,628,220
Payable for investments purchased	21,529,010
Advisory fees payable	354,521
Accrued expenses and other liabilities	228,224
Shareholder servicing fees payable	11,355
Payable for fund share repurchased	968
Affiliated transfer agent fee payable	898

Total Liabilities	331,753,196

NET ASSETS	$1,183,181,454

Net assets were comprised of:
Paid-in capital	$1,745,857,964
Retained earnings	(562,676,510)

Net assets, June 30, 2009	$1,183,181,454

Net asset value and redemption price per share, $1,183,181,454 / 163,394,026 outstanding shares of beneficial interest	$7.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $255,028 foreign withholding tax)	$6,796,691
Unaffiliated interest income	5,069,266
Affiliated income from securities lending, net	1,181,261
Affiliated dividend income	63,591

13,110,809

EXPENSES
Advisory fees	3,626,371
Shareholder servicing fees and expenses	400,990
Custodian and accounting fees	192,000
Insurance expenses	14,000
Audit fee	13,000
Trustees’ fees	11,000
Loan interest expense (Note 7)	9,385
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Miscellaneous	10,866

Total expenses	4,294,612

NET INVESTMENT INCOME	8,816,197

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(434,951,127)
Foreign currency transactions	20,309

(434,930,818)

Net change in unrealized appreciation (depreciation) on:
Investments	506,835,299
Foreign currencies	26,541

506,861,840

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	71,931,022

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,747,219

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,816,197	$29,515,204
Net realized loss on investments and foreign currency transactions	(434,930,818)	(242,563,959)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	506,861,840	(482,087,114)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	80,747,219	(695,135,869)

DISTRIBUTIONS	(29,592,386)	(36,465,866)

FUND SHARE TRANSACTIONS:
Fund share sold [66,089,280 and 100,676,329 shares, respectively]	451,194,196	982,408,322
Fund share issued in reinvestment of distributions [4,048,206 and 3,306,062 shares, respectively]	29,592,386	36,465,866
Fund share repurchased [21,541,248 and 131,258,220 shares, respectively]	(136,722,958)	(1,176,104,164)

INCREASE (DECREASE) NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	344,063,624	(157,229,976)

TOTAL INCREASE (DECREASE) IN NET ASSETS	395,218,457	(888,831,711)
NET ASSETS:
Beginning of period	787,962,997	1,676,794,708

End of period	$1,183,181,454	$787,962,997

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST FOCUS FOUR PLUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 73.8%
Airlines — 1.2%
Alaska Air Group, Inc.*	51,637	$942,892
SkyWest, Inc.	32,380	330,276

		1,273,168

Auto Components — 1.9%
Lear Corp.*	56,398	28,199
Superior Industries International, Inc.	135,067	1,904,445

		1,932,644

Automobiles — 1.1%
Daimler AG (Germany)	8,204	297,559
Honda Motor Co. Ltd., ADR (Japan)	15,016	410,988
Toyota Motor Corp., ADR (Japan)	5,444	411,185

		1,119,732

Capital Markets — 0.8%
Credit Suisse Group, ADR (Switzerland)	11,364	519,676
Deutsche Bank AG (Germany)	5,905	360,205

		879,881

Chemicals — 6.5%
Agrium, Inc. (Canada)	11,919	475,449
CF Industries Holdings, Inc.	4,284	317,616
Chemtura Corp.	49,118	11,788
Cytec Industries, Inc.	15,525	289,076
Mosaic Co. (The)	33,126	1,467,482
NewMarket Corp.	5,543	373,210
OM Group, Inc.*	11,786	342,030
Potash Corp. of Saskatchewan, Inc. (Canada)	23,246	2,163,040
RPM International, Inc.	93,631	1,314,579

		6,754,270

Commercial Banks — 14.4%
Allied Irish Banks PLC, ADR (Ireland)	16,588	78,959
Banco Santander SA, ADR (Spain)	28,051	339,417
Barclays PLC, ADR (United Kingdom)	21,761	401,273
BB&T Corp.	81,157	1,783,831
Colonial BancGroup, Inc. (The)	394,474	244,574
Columbia Banking System, Inc.	21,221	217,091
Comerica, Inc.	71,560	1,513,494
Fifth Third Bancorp	188,176	1,336,050
First Bancorp (Puerto Rico)	258,395	1,020,660
KB Financial Group, Inc., ADR (South Korea)*	8,721	290,496
KeyCorp	172,806	905,503
Lloyds TSB Group PLC, ADR (United Kingdom)	20,800	99,216
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	58,868	361,449
Pacific Capital Bancorp	131,947	282,367
Prosperity Bancshares, Inc.	15,519	462,932
Regions Financial Corp.	178,578	721,455
Royal Bank of Scotland Group PLC, ADR (United Kingdom)*	6,045	77,195
SunTrust Banks, Inc.	51,971	854,923
Trustmark Corp.	104,335	2,015,752
Umpqua Holdings Corp.	150,512	1,167,973
Webster Financial Corp.	100,211	806,699

		14,981,309

Commercial Services & Supplies — 1.1%
G & K Services, Inc. (Class A Stock)	13,812	292,124
Kelly Services, Inc. (Class A Stock)	42,886	469,601
Spherion Corp.*	88,206	363,409

		1,125,134

Communications Equipment — 1.1%
Avocent Corp.*	46,143	644,156
Black Box Corp.	15,295	511,924

		1,156,080

Computers & Peripherals — 0.5%
Hutchinson Technology, Inc.*	31,247	60,932
Western Digital Corp.*	17,375	460,437

		521,369

Diversified Consumer Services — 0.5%
Regis Corp.	31,805	553,725

Diversified Financial Services — 0.2%
ING Groep NV, ADR (Netherlands)	16,098	163,234

Diversified Telecommunication Services — 1.5%
Deutsche Telekom AG, ADR (Germany)	31,785	375,063
France Telecom SA, ADR (France)	18,761	427,938
Nippon Telegraph & Telephone Corp., ADR (Japan)	21,487	437,261
Telecom Italia SpA, ADR (Italy)	26,029	358,159

		1,598,421

Electric Utilities — 3.0%
Great Plains Energy, Inc.	33,873	526,725
Korea Electric Power Corp., ADR (South Korea)*	34,916	401,534
Northeast Utilities	33,502	747,430
NV Energy, Inc.	66,736	720,081
Westar Energy, Inc.	39,776	746,596

		3,142,366

Electronic Equipment, Instruments & Components — 3.3%
Avnet, Inc.*	31,056	653,108
CTS Corp.	41,733	273,351
Ingram Micro, Inc. (Class A Stock)*	48,034	840,595
Newport Corp.*	36,716	212,585
Tech Data Corp.*	25,069	820,007
Vishay Intertechnology, Inc.*	91,801	623,329

		3,422,975

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST FOCUS FOUR PLUS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Energy Equipment & Services — 2.3%
ENSCO International, Inc.	11,096	$386,918
Halliburton Co.	66,139	1,369,077
Noble Corp. (Switzerland)	20,576	622,424

		2,378,419

Healthcare Equipment & Supplies — 0.4%
Invacare Corp.	21,168	373,615

Healthcare Providers & Services — 1.4%
Kindred Healthcare, Inc.*	29,358	363,158
LifePoint Hospitals, Inc.*	29,571	776,239
MedCath Corp.*	23,663	278,277

		1,417,674

Household Durables — 1.5%
American Greetings Corp. (Class A Stock)	68,228	796,903
Mohawk Industries, Inc.*	13,200	470,976
Sony Corp., ADR (Japan)	11,691	302,329

		1,570,208

Insurance — 6.0%
Aegon NV (Netherlands)	39,305	242,119
Allianz SE, ADR (Germany)	29,186	268,803
American Financial Group, Inc.	31,546	680,763
AXA SA, ADR (France)	17,207	326,245
Cincinnati Financial Corp.	73,780	1,648,983
Hanover Insurance Group, Inc. (The)	19,761	753,092
HCC Insurance Holdings, Inc.	40,058	961,792
Presidential Life Corp.	26,888	203,542
Safety Insurance Group, Inc.	11,569	353,548
W.R. Berkely Corp.	34,268	735,734

		6,174,621

IT Services — 0.2%
CIBER, Inc.*	66,948	207,539

Leisure Equipment & Products — 0.2%
JAKKS Pacific, Inc.*	19,011	243,911

Life Science Tools & Services — 0.1%
eResearchTechnology, Inc.*	22,500	139,725

Machinery — 3.0%
Briggs & Stratton Corp.	180,847	2,412,499
Flowserve Corp.	4,278	298,647
Gardner Denver, Inc.*	7,063	177,776
Gorman-Rupp Co. (The)	9,354	188,670
Wabash National Corp.	50,986	35,690

		3,113,282

Media — 0.8%
Live Nation, Inc.*	40,780	198,191
Scholastic Corp.	29,688	587,525

		785,716

Metals & Mining — 1.4%
Cliffs Natural Resources, Inc.	6,909	169,063
Compass Minerals International, Inc.	4,821	264,721
Nucor Corp.	23,980	1,065,432

		1,499,216

Multi-Utilities — 2.0%
CH Energy Group, Inc.	12,491	583,330
DTE Energy Co.	46,447	1,486,304

		2,069,634

Oil, Gas & Consumable Fuels — 6.9%
Apache Corp.	25,354	1,829,291
Berry Petroleum Co. (Class A Stock)	6,665	123,902
Devon Energy Corp.	34,517	1,881,176
EOG Resources, Inc.	18,660	1,267,387
Hess Corp.	24,518	1,317,843
Overseas Shipholding Group, Inc.	10,551	359,156
Quicksilver Resources, Inc.*	11,523	107,049
Repsol YPF SA, ADR (Spain)	13,100	292,916

		7,178,720

Paper & Forest Products — 1.5%
Buckeye Technologies, Inc.*	50,628	227,320
MeadWestvaco Corp.	83,010	1,362,194

		1,589,514

Real Estate Investment Trusts — 0.4%
Colonial Properties Trust	21,537	159,374
Medical Properties Trust, Inc.	41,939	254,569

		413,943

Road & Rail — 0.2%
Ryder System, Inc.	5,518	154,063

Semiconductors & Semiconductor Equipment — 1.0%
Fairchild Semiconductor International, Inc.*	72,874	509,389
Integrated Device Technology, Inc.*	85,644	517,290

		1,026,679

Specialty Retail — 2.5%
Aeropostale, Inc.*	11,981	410,589
Borders Group, Inc.*	144,773	532,764
Brown Shoe Co., Inc.	31,112	225,251
Group 1 Automotive, Inc.	20,735	539,525
Gymboree Corp.*	9,400	333,512
OfficeMax, Inc.	30,255	190,001
Sonic Automotive, Inc. (Class A Stock)	31,479	319,827
Zale Corp.*	21,313	73,317

		2,624,786

Textiles, Apparel & Luxury Goods — 0.2%
Movado Group, Inc.	21,553	227,169

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST FOCUS FOUR PLUS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance — 1.6%
First Niagara Financial Group, Inc.	145,064	$1,656,631

Tobacco — 1.4%
Universal Corp.	42,781	1,416,479

Trading Companies & Distributors — 0.3%
United Rentals, Inc.*	42,862	278,174

Wireless Telecommunication Services — 1.4%
NTT DoCoMo, Inc., ADR (Japan)	36,382	529,358
Telephone & Data Systems, Inc.	18,936	535,889
Vodafone Group PLC, ADR (United Kingdom)	18,427	359,142

		1,424,389

TOTAL COMMON STOCKS (cost $74,289,839)		76,588,415

REGISTERED INVESTMENT COMPANY — 23.0%
Affiliated Mutual Fund
AST Western Asset Core Plus Bond Portfolio(w) (cost $24,247,257)	2,554,691	23,911,903

TOTAL LONG-TERM INVESTMENTS (cost $98,537,096)		100,500,318

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series(w) (cost $2,404,454) (Note 4)	2,404,454	2,404,454

TOTAL INVESTMENTS — 99.1% (cost $100,941,550)		102,904,772
Other assets in excess of liabilities — 0.9%		910,057

NET ASSETS — 100.0%		$103,814,829

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and co-manager of AST Western Asset Core Plus Bond Portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$76,588,415	$—	$—
Affiliated Mutual Funds	26,316,357	—	—

	$102,904,772	$—	$—
Other Financial Instruments*	—	—	—

Total	$102,904,772	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST FOCUS FOUR PLUS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Mutual Fund	23.0%
Commercial Banks	14.4
Oil, Gas & Consumable Fuels	6.9
Chemicals	6.5
Insurance	6.0
Electronic Equipment, Instruments & Components	3.3
Electric Utilities	3.0
Machinery	3.0
Specialty Retail	2.5
Affiliated Money Market Mutual Fund	2.3
Energy Equipment & Services	2.3
Multi-Utilities	2.0
Auto Components	1.9
Thrifts & Mortgage Finance	1.6
Diversified Telecommunication Services	1.5
Paper & Forest Products	1.5
Household Durables	1.5
Metals & Mining	1.4
Wireless Telecommunication Services	1.4
Healthcare Providers & Services	1.4
Tobacco	1.4
Airlines	1.2
Communications Equipment	1.1
Commercial Services & Supplies	1.1
Automobiles	1.1
Semiconductors & Semiconductor Equipment	1.0
Capital Markets	0.8
Media	0.8
Diversified Consumer Services	0.5
Computers & Peripherals	0.5
Real Estate Investment Trusts	0.4
Healthcare Equipment & Supplies	0.4
Trading Companies & Distributors	0.3
Leisure Equipment & Products	0.2
Textiles, Apparel & Luxury Goods	0.2
IT Services	0.2
Diversified Financial Services	0.2
Road & Rail	0.2
Life Science Tools & Services	0.1

99.1
Other assets in excess of liabilities	0.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST FOCUS FOUR PLUS PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $74,289,839)	$76,588,415
Affiliated investments (cost $26,651,711)	26,316,357
Cash	1,324,146
Receivable for fund share sold	1,221,844
Dividends receivable	171,387
Prepaid expenses	166

Total Assets	105,622,315

LIABILITIES:
Payable for investments purchased	1,724,044
Accrued expenses and other liabilities	54,864
Advisory fees payable	26,833
Affiliated transfer agent fee payable	898
Shareholder servicing fees payable	847

Total Liabilities	1,807,486

NET ASSETS	$103,814,829

Net assets were comprised of:
Paid-in capital	$110,654,114
Retained earnings	(6,839,285)

Net assets, June 30, 2009	$103,814,829

Net asset value and redemption price per share, $103,814,829 / 14,141,054 outstanding shares of beneficial interest	$7.34

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$898,690
Unaffiliated dividend income (net of $11,532 foreign withholding tax)	595,511

1,494,201

EXPENSES
Advisory fees	230,065
Custodian and accounting fees	44,000
Shareholder servicing fees and expenses	20,732
Audit fee	15,000
Shareholders’ reports	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Loan interest expense (Note 7)	1,376
Insurance expenses	1,000
Miscellaneous	3,499

Total expenses	338,672
Less: advisory fee waiver	(53,845)

Net expenses	284,827

NET INVESTMENT INCOME	1,209,374

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated $43,663)	(6,060,078)
Net capital gain distribution received (including affiliated $264,144)	264,144

(5,795,934)

Net change in unrealized appreciation (depreciation) on investments (including affiliated $(463,781))	4,442,688

NET LOSS ON INVESTMENTS	(1,353,246)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(143,872)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	July 21, 2008* through December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,209,374	$52,653
Net realized loss on investment transactions	(5,795,934)	(4,215,420)
Net change in unrealized appreciation (depreciation) on investments	4,442,688	(2,479,466)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(143,872)	(6,642,233)

DISTRIBUTIONS	(53,180)	—

FUND SHARE TRANSACTIONS:
Fund share sold [11,584,540 and 8,013,845 shares, respectively]	81,679,300	69,438,557
Fund share issued in reinvestment of distributions [6,853 and 0 shares, respectively]	53,180	—
Fund share repurchased [2,631,907 and 2,832,277 shares, respectively]	(16,760,472)	(23,756,451)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	64,972,008	45,682,106

TOTAL INCREASE IN NET ASSETS	64,774,956	39,039,873
NET ASSETS:
Beginning of period	39,039,873	—

End of period	$103,814,829	$39,039,873

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 91.6%
COMMON STOCKS — 91.3%
Australia — 7.8%
Babcock & Brown Japan Property Trust, REIT	414,764	$123,446
CFS Retail Property Trust, REIT	517,800	685,979
Commonwealth Property Office Fund, REIT	995,059	664,548
Dexus Property Group, REIT	2,023,670	1,217,553
ING Office Fund, REIT	1,314,010	485,524
ING Office Fund, REIT (Placement Shares)	525,604	194,825
Lend Lease Corp. Ltd.	168,366	947,484
Macquarie CountryWide Trust, REIT	513,500	223,555
Mirvac Industrial Trust, REIT	1,618,500	103,001
Stockland, REIT	810,289	2,090,165
Westfield Group, REIT	633,629	5,799,169

		12,535,249

Bermuda — 1.3%
Hongkong Land Holdings Ltd.	603,000	2,134,620

Brazil — 1.1%
Agra Empreendimentos Imobiliarios SA	60,600	86,593
BR Malls Participacoes SA*	15,400	116,787
Cyrela Brazil Realty SA	35,000	262,567
Gafisa SA	37,800	311,544
Multiplan Empreendimentos Imobiliarios SA	34,400	350,934
PDG Realty SA Empreendimentose Participacoes	57,600	609,070

		1,737,495

Canada — 0.8%
Brookfield Properties Corp.	8,900	70,395
Calloway Real Estate Investment Trust, REIT	13,363	147,514
Chartwell Seniors Housing Real Estate Investment Trust, REIT	55,900	260,481
RioCan Real Estate Investment Trust, REIT	66,385	872,082

		1,350,472

Finland — 0.2%
Citycon Oyj	46,051	120,265
Sponda Oyj*	51,200	145,878

		266,143

France — 3.7%
Fonciere des Regions, REIT	2,699	203,500
GECINA SA, REIT	3,534	219,257
Klepierre, REIT	28,327	734,086
Unibail-Rodamco, REIT	32,320	4,832,302

		5,989,145

Hong Kong — 14.7%
Cheung Kong Holdings Ltd.	475,000	5,431,207
Hang Lung Group Ltd.	45,000	210,572
Hang Lung Properties Ltd.	451,000	1,485,157
Henderson Land Development Co. Ltd.	376,000	2,145,540
Hysan Development Co. Ltd.	524,000	1,341,765
Kerry Properties Ltd.	269,500	1,173,946
Link (The), REIT	1,215,800	2,583,951
New World China Land Ltd.	478,000	264,271
New World Development Ltd.	255,000	459,007
Shimao Property Holdings Ltd.	125,000	241,000
Sino Land Co.	521,000	857,699
Sun Hung Kai Properties Ltd.	483,000	5,997,799
Wharf Holdings Ltd.	68,000	286,706
Wheelock & Co. Ltd.	451,000	1,159,066

		23,637,686

Italy — 0.1%
Beni Stabili SpA	166,106	130,329

Japan — 15.7%
Aeon Mall Co. Ltd.	34,900	662,319
Japan Real Estate Investment Corp., REIT	262	2,173,270
Mitsubishi Estate Co. Ltd.	471,000	7,819,389
Mitsui Fudosan Co. Ltd.	386,000	6,694,847
Nippon Accommodations Fund, Inc., REIT	10	44,890
Nippon Building Fund, Inc., REIT	356	3,043,077
Nomura Real Estate Office Fund, Inc., REIT	370	2,352,272
Sumitomo Realty & Development Co. Ltd.	137,000	2,501,442

		25,291,506

Netherlands — 2.7%
Corio NV, REIT	21,069	1,027,533
Eurocommercial Properties NV, REIT	22,660	699,840
Nieuwe Steen Investments Funds NV, REIT	38,430	594,184
Vastned Retail NV, REIT	15,625	778,142
Wereldhave NV, REIT	17,193	1,281,666

		4,381,365

New Zealand
AMP NZ Office Trust, REIT	185,600	83,862

Singapore — 5.6%
Ascendas Real Estate Investment Trust, REIT	1,039,000	1,132,758
CapitaCommercial Trust, REIT	3,840,000	2,163,378
CapitaLand Ltd.	503,000	1,278,901
CapitaMall Trust, REIT	271,000	260,641
City Developments Ltd.	169,000	995,918
Frasers Centrepoint Trust, REIT	325,000	193,368
K-REIT Asia, REIT	542,000	363,349
Keppel Land Ltd.	331,100	501,981
Singapore Land Ltd.	193,000	711,393
Starhill Global, REIT	629,000	274,829

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Singapore (cont’d.)
Suntec Real Estate Investment Trust, REIT	1,307,000	$774,051
Yanlord Land Group Ltd.	197,000	308,844

		8,959,411

Sweden — 1.2%
Castellum AB	47,300	302,038
Hufvudstaden AB (Class A Stock)	60,676	377,509
Klovern AB	344,237	808,059
Wihlborgs Fastigheter AB	28,800	388,132

		1,875,738

Switzerland — 0.8%
PSP Swiss Property AG*	28,678	1,370,166

United Kingdom — 4.8%
Big Yellow Group PLC, REIT*	140,734	793,957
British Land Co. PLC, REIT	285,571	1,798,197
Brixton PLC, REIT	122,200	80,986
Derwent London PLC, REIT	27,917	429,996
Great Portland Estates PLC, REIT	226,556	821,016
Hammerson PLC, REIT	289,024	1,465,570
Land Securities Group PLC, REIT	152,568	1,186,451
Segro PLC, REIT	1,658,000	663,017
Shaftesbury PLC, FPR, REIT*	1,986	9,671
Shaftesbury PLC, REIT	84,404	419,962

		7,668,823

United States — 30.8%
AMB Property Corp., REIT	42,357	796,735
AvalonBay Communities, Inc., REIT	24,476	1,369,187
Boston Properties, Inc., REIT	67,389	3,214,455
Brandywine Realty Trust, REIT	142,753	1,063,510
BRE Properties, Inc., REIT	49,504	1,176,215
Camden Property Trust, REIT	95,946	2,648,110
CBL & Associates Properties, Inc., REIT	231,358	1,247,020
Cogdell Spencer, Inc., REIT	135,867	582,869
Corporate Office Properties Trust, REIT	26,733	784,079
DiamondRock Hospitality Co., REIT	149,421	935,376
Digital Realty Trust, Inc., REIT	60,014	2,151,502
Douglas Emmett, Inc., REIT	43,706	392,917
Equity Residential, REIT	38,836	863,324
Extra Space Storage, Inc., REIT	31,900	266,365
Federal Realty Investment Trust, REIT	27,500	1,416,800
First Potomac Realty Trust, REIT	68,633	669,172
Host Hotels & Resorts, Inc., REIT	227,409	1,907,962
Kilroy Realty Corp., REIT	94,556	1,942,180
Kimco Realty Corp., REIT	77,639	780,272
Kite Realty Group Trust, REIT	74,900	218,708
LaSalle Hotel Properties, REIT	66,333	818,549
Macerich Co. (The), REIT	77,444	1,363,790
Mack-Cali Realty Corp., REIT	64,561	1,471,991
Mid-America Apartment Communities, Inc., REIT	46,161	1,694,570
Morgans Hotel Group Co.*	36,106	138,286
Post Properties, Inc., REIT	65,504	880,374
ProLogis, REIT	131,800	1,062,308
Public Storage, Inc., REIT	49,417	3,235,825
Regency Centers Corp., REIT	49,986	1,745,011
Simon Property Group, Inc., REIT	129,413	6,655,687
SL Green Realty Corp., REIT	20,035	459,603
Sovran Self Storage, Inc., REIT	29,600	728,160
Sunstone Hotel Investors, Inc., REIT	35,078	187,667
U-Store-It Trust, REIT	140,528	688,587
Ventas, Inc., REIT	90,973	2,716,454
Vornado Realty Trust, REIT	28,914	1,301,998

		49,575,618

TOTAL COMMON STOCKS (cost $184,761,901)		146,987,628

PREFERRED STOCK — 0.3%
United States
Taubman Centers, Inc., REIT, 8.00% (cost $433,860)	24,800	474,920

TOTAL LONG-TERM INVESTMENTS (cost $185,195,761)		147,462,548

SHORT-TERM INVESTMENT — 7.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series(w) (cost $12,652,025)	12,652,025	12,652,025

TOTAL INVESTMENTS(o) — 99.5% (cost $197,847,786)		160,114,573
Other assets in excess of liabilities — 0.5%		808,645

NET ASSETS — 100.0%		$160,923,218

The following abbreviations are used in the Portfolio descriptions:

FPR	Fully Paid Rights
REIT	Real Estate Investment Trust
*	Non-income producing security.
(o)	As of June 30, 2009, 72 securities representing $91,994,598 and 57.2% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$194,825	$12,340,424	$—
Bermuda	2,134,620	—	—
Brazil	1,737,495	—	—
Canada	1,350,472	—	—
Finland	—	266,143	—
France	—	5,989,145	—
Hong Kong	—	23,637,686	—
Italy	—	130,329	—
Japan	—	25,291,506	—
Netherlands	—	4,381,365	—
New Zealand	—	83,862	—
Singapore	—	8,959,411	—
Sweden	—	1,875,738	—
Switzerland	—	1,370,166	—
United Kingdom	—	7,668,823	—
United States	49,575,618	—	—
Preferred Stocks	474,920	—	—
Affiliated Money Market Mutual Fund	12,652,025	—	—

	$68,119,975	$91,994,598	$—
Other Financial Instruments*	—	—	—

Total	$68,119,975	$91,994,598	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Real Estate Operation & Development	23.3%
Diversified	16.2
Office Property	12.1
Shopping Centers	9.9
Affiliated Money Market Mutual Fund	7.9
Real Estate Management/Service	7.8
Regional Malls	6.0
Apartments	5.3
Storage Property	3.6
Hotels	2.5
Health Care	2.3
Warehouse/Industrial	1.6
Retail Property	0.6
Building & Construction	0.4

99.5
Other assets in excess of liabilities	0.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2009, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights
Equity contracts	$31,198

For the six months ended June 30, 2009, the Portfolio did not have any unrealized appreciation or (depreciation) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $185,195,761)	$147,462,548
Affiliated investments (cost $12,652,025)	12,652,025
Cash	597,847
Dividends and interest receivable	742,782
Receivable for fund share sold	351,881
Receivable for investments sold	326,674
Tax reclaim receivable	71,861
Prepaid expenses	243

Total Assets	162,205,861

LIABILITIES:
Payable for fund share repurchased	640,003
Payable to custodian	278,029
Payable for investments purchased	188,260
Accrued expenses and other liabilities	105,744
Advisory fees payable	66,771
Shareholder servicing fees payable	2,938
Affiliated transfer agent fee payable	898

Total Liabilities	1,282,643

NET ASSETS	$160,923,218

Net assets were comprised of:
Paid-in capital	$307,875,554
Retained earnings	(146,952,336)

Net assets, June 30, 2009	$160,923,218

Net asset value and redemption price per share, $160,923,218 / 29,988,856 outstanding shares of beneficial interest	$5.37

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $197,246 foreign withholding tax)	$3,263,501
Affiliated dividend income	68,568

3,332,069

EXPENSES
Advisory fees	665,880
Custodian and accounting fees	81,000
Shareholder servicing fees and expenses	66,588
Audit fee	20,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Insurance expenses	1,000
Miscellaneous	9,029

Total expenses	864,497

NET INVESTMENT INCOME	2,467,572

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(48,877,726)
Foreign currency transactions	(356,266)

(49,233,992)

Net change in unrealized appreciation (depreciation) on:
Investments	48,531,544
Foreign currencies	3,863

48,535,407

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(698,585)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,768,987

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	May 1, 2008* through December 31, 2008

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$2,467,572	$4,043,049
Net realized loss on investment and foreign currency transactions	(49,233,992)	(62,442,997)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	48,535,407	(86,268,232)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,768,987	(144,668,180)

DISTRIBUTIONS	(4,053,143)	—

FUND SHARE TRANSACTIONS:
Fund share sold [8,277,139 and 52,269,627 shares, respectively]	39,067,685	453,452,033
Fund share issued in reinvestment of distributions [734,265 and 0 shares, respectively]	4,053,143	—
Fund share repurchased [10,915,562 and 20,376,613 shares, respectively]	(46,842,864)	(141,854,443)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(3,722,036)	311,597,590

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,006,192)	166,929,410
NET ASSETS:
Beginning of period	166,929,410	—

End of period	$160,923,218	$166,929,410

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Banks — 2.3%
Morgan Stanley*(a)	256,280	$7,306,543

Beverages — 3.2%
PepsiCo, Inc.	187,730	10,317,641

Biotechnology — 1.0%
Gilead Sciences, Inc.*	67,760	3,173,878

Commercial Services – Finance — 2.2%
Visa, Inc. (Class A Stock)(a)	112,080	6,978,101

Computer Services — 3.1%
Western Union Co. (The)	605,200	9,925,280

Computer Software — 6.5%
Electronic Arts, Inc.*	295,880	6,426,514
Microsoft Corp.	609,864	14,496,467

		20,922,981

Computers — 3.0%
Apple, Inc.*	67,800	9,656,754

Cosmetics/Personal Care — 3.6%
Procter & Gamble Co.	224,160	11,454,576

Financials — 5.7%
CME Group, Inc.	34,290	10,667,962
Schwab Charles Corp.(a)	448,850	7,872,829

		18,540,791

Healthcare Products — 5.3%
Johnson & Johnson	192,300	10,922,640
St. Jude Medical, Inc.*	152,490	6,267,339

		17,189,979

Hotels & Motels — 2.0%
Marriott International, Inc. (Class A Stock)(a)	293,609	6,479,960

Internet Software & Services — 3.2%
Equinix, Inc.*(a)	142,330	10,353,084

Medical Products — 9.9%
Baxter International, Inc.	248,970	13,185,451
Thermo Fisher Scientific, Inc.*(a)	335,620	13,683,227
Zimmer Holdings, Inc.*	116,410	4,959,066

		31,827,744

Networking/Telecom Equipment — 4.9%
Cisco Systems, Inc.*	598,600	11,157,904
Research In Motion Ltd. (Canada)*	66,180	4,702,089

		15,859,993

Oil & Gas — 3.9%
Hess Corp.	102,730	5,521,737
Suncor Energy, Inc. (Canada)(a)	237,390	7,202,413

		12,724,150

Oil Well Services & Equipment — 3.4%
Schlumberger Ltd.	203,110	10,990,282

Pharmaceuticals — 5.6%
Amylin Pharmaceuticals, Inc.*(a)	381,983	5,156,771
Express Scripts, Inc.*	105,010	7,219,437
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	117,620	5,803,371

		18,179,579

Real Estate — 1.9%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	637,630	5,968,217

Retailing — 9.2%
Coach, Inc.	249,300	6,701,184
Costco Wholesale Corp.	156,970	7,173,529
Lowe’s Cos., Inc.(a)	364,813	7,081,020
Target Corp.	220,410	8,699,583

		29,655,316

Semiconductors — 5.5%
Broadcom Corp. (Class A Stock)*(a)	256,910	6,368,799
QUALCOMM, Inc.	254,660	11,510,632

		17,879,431

Software — 6.4%
Activision Blizzard, Inc.*	813,530	10,274,884
Oracle Corp.	490,760	10,512,079

		20,786,963

Telecommunications — 6.2%
American Tower Corp. (Class A Stock)*	417,910	13,176,703
Crown Castle International Corp.*	279,870	6,722,477

		19,899,180

TOTAL LONG-TERM INVESTMENTS (cost $330,169,362)		316,070,423

SHORT-TERM INVESTMENT — 25.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $82,960,496; includes $73,998,242 of cash collateral for securities on loan)(b)(w) (Note 4)	82,960,496	82,960,496

TOTAL INVESTMENTS — 123.7% (cost $413,129,858)		399,030,919
Liabilities in excess of other assets — (23.7)%		(76,359,796)

NET ASSETS — 100.0%		$322,671,123

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $71,914,189; cash collateral of $73,998,242 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$316,070,423	$—	$—
Affiliated Money Market Mutual Fund	82,960,496	—	—

	$399,030,919	$—	$—
Other Financial Instruments*	—	—	—

Total	$399,030,919	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (22.9% represents investments purchased with collateral from securities on loan)	25.7%
Medical Products	9.9
Retailing	9.2
Computer Software	6.5
Software	6.4
Telecommunications	6.2
Financials	5.7
Pharmaceuticals	5.6
Semiconductors	5.5
Healthcare Products	5.3
Networking/Telecom Equipment	4.9
Oil & Gas	3.9
Cosmetics/Personal Care	3.6
Oil Well Services & Equipment	3.4
Internet Software & Services	3.2
Beverages	3.2
Computer Services	3.1
Computers	3.0
Banks	2.3
Commercial Services – Finance	2.2
Hotels & Motels	2.0
Real Estate	1.9
Biotechnology	1.0

123.7
Liabilities in excess of other assets	(23.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $71,914,189:
Unaffiliated investments (cost $330,169,362)	$316,070,423
Affiliated investments (cost $82,960,496)	82,960,496
Dividends receivable	202,840
Receivable for fund share sold	52,312
Prepaid expenses	5,817

Total Assets	399,291,888

LIABILITIES:
Payable to broker for collateral for securities on loan	73,998,242
Payable to custodian	1,799,292
Payable for fund share repurchased	667,702
Advisory fees payable	101,533
Accrued expenses and other liabilities	49,713
Shareholder servicing fees payable	3,385
Affiliated transfer agent fee payable	898

Total Liabilities	76,620,765

NET ASSETS	$322,671,123

Net assets were comprised of:
Paid-in capital	$1,093,930,430
Retained earnings	(771,259,307)

Net assets, June 30, 2009	$322,671,123

Net asset value and redemption price per share, $322,671,123 / 15,735,092 outstanding shares of beneficial interest	$20.51

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $11,573 foreign withholding tax)	$1,430,702
Affiliated income from securities lending, net	100,156
Affiliated dividend income	29,249

1,560,107

EXPENSES
Advisory fees	1,217,904
Shareholder servicing fees and expenses	135,307
Custodian and accounting fees	41,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Insurance expenses	4,000
Legal fees and expenses	3,000
Loan interest expense (Note 7)	206
Miscellaneous	6,902

Total expenses	1,434,319

NET INVESTMENT INCOME	125,788

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss on investment transactions	(35,233,087)
Net change in unrealized appreciation (depreciation) on investments	92,689,531

NET GAIN ON INVESTMENTS	57,456,444

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,582,232

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$125,788	$(313,266)
Net realized gain (loss) on investment transactions	(35,233,087)	687,205
Net change in unrealized appreciation (depreciation) on investments	92,689,531	(201,198,980)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,582,232	(200,825,041)

DISTRIBUTIONS	—	(665,656)

FUND SHARE TRANSACTIONS:
Fund share sold [1,516,743 and 1,282,888 shares, respectively]	28,745,842	30,290,226
Fund share issued in reinvestment of distributions [0 and 24,365 shares, respectively]	—	665,656
Fund share repurchased [1,454,433 and 6,822,495 shares, respectively]	(24,166,990)	(159,356,754)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	4,578,852	(128,400,872)

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,161,084	(329,891,569)
NET ASSETS:
Beginning of period	260,510,039	590,401,608

End of period	$322,671,123	$260,510,039

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Advertising — 0.7%
Lamar Advertising Co. (Class A Stock)*(a)	71,691	$1,094,722

Aerospace/Defense — 1.6%
Alliant Techsystems, Inc.*(a)	30,525	2,514,039

Apparel/Shoes — 2.2%
Coach, Inc.	127,930	3,438,758

Beverages — 1.3%
Hansen Natural Corp.*	66,950	2,063,399

Biotechnology — 1.0%
Millipore Corp.*	22,700	1,593,767

Chemicals — 1.6%
Ecolab, Inc.	64,800	2,526,552

Commercial Services — 3.7%
Iron Mountain, Inc.*(a)	106,485	3,061,444
Western Union Co. (The)	168,500	2,763,400
		5,824,844

Computer Software — 1.0%
Electronic Arts, Inc.*	72,600	1,576,872

Consumer Products & Services — 6.0%
Avon Products, Inc.	100,000	2,578,000
Chattem, Inc.*(a)	49,366	3,361,825
Fortune Brands, Inc.	59,000	2,049,660
Newell Rubbermaid, Inc.	137,630	1,432,728
		9,422,213

Diversified Financial Services — 1.3%
CME Group, Inc.	3,800	1,182,218
IntercontinentalExchange, Inc.*	6,900	788,256
		1,970,474

Drugs & Medicine — 2.9%
Amylin Pharmaceuticals, Inc.*(a)	194,268	2,622,618
Shire PLC, ADR (United Kingdom)(a)	46,000	1,908,080
		4,530,698

Electronic Components — 4.3%
Amphenol Corp. (Class A Stock)	97,872	3,096,670
Energizer Holdings, Inc.*	39,400	2,058,256
Gentex Corp.	145,713	1,690,271
		6,845,197

Electronics — 1.8%
FLIR Systems, Inc.*(a)	128,700	2,903,472

Entertainment & Leisure — 2.2%
NetFlix, Inc.*(a)	64,396	2,662,131
Pinnacle Entertainment, Inc.*	94,500	877,905
		3,540,036

Financial – Bank & Trust — 1.6%
Northern Trust Corp.	46,500	2,496,120

Financial Services — 3.3%
Global Payments, Inc.	95,521	3,578,217
Raymond James Financial, Inc.	91,700	1,578,157
		5,156,374

Hand/Machine Tools — 0.5%
Kennametal, Inc.	42,270	810,739

Healthcare Services — 4.4%
Charles River Laboratories International, Inc.*	127,045	4,287,768
Covance, Inc.*(a)	41,474	2,040,521
Laboratory Corp. of America Holdings*(a)	7,800	528,762
		6,857,051

Industrial Products — 0.6%
Roper Industries, Inc.(a)	22,500	1,019,475

Internet Services — 3.1%
Equinix, Inc.*(a)	59,750	4,346,215
Priceline.com, Inc.*(a)	5,100	568,905
		4,915,120

Lodging — 2.4%
Marriott International, Inc. (Class A Stock)(a)	85,888	1,895,543
Starwood Hotels & Resorts Worldwide, Inc.(a)	87,200	1,935,840
		3,831,383

Manufacturing — 0.6%
Rockwell Automation, Inc.	27,021	867,914

Media — 0.1%
Entravision Communications Corp. (Class A Stock)*	353,343	169,605

Medical Products — 9.3%
C.R. Bard, Inc.	45,926	3,419,191
Henry Schein, Inc.*(a)	57,111	2,738,472
NuVasive, Inc.*(a)	53,997	2,408,266
St. Jude Medical, Inc.*	81,100	3,333,210
Zimmer Holdings, Inc.*	62,700	2,671,020
		14,570,159

Medical Supplies & Equipment — 1.0%
Thermo Fisher Scientific, Inc.*	38,408	1,565,894

Metal Fabricate/Hardware — 1.0%
Precision Castparts Corp.	20,500	1,497,115

Oil & Gas — 4.8%
Continental Resources, Inc.*(a)	63,900	1,773,225
Core Laboratories NV (Netherlands)(a)	21,626	1,884,706
Hess Corp.	18,700	1,005,125
Rex Energy Corp.*(a)	123,107	701,710
Whiting Petroleum Corp.*	63,800	2,243,208
		7,607,974

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Oil Well Services & Equipment — 4.0%
Cameron International Corp.*(a)	121,700	$3,444,110
Dresser-Rand Group, Inc.*	60,000	1,566,000
Weatherford International Ltd. (Switzerland)*(a)	65,400	1,279,224

		6,289,334

Pharmaceuticals — 1.6%
Express Scripts, Inc.*	37,200	2,557,500

Producer Goods — 1.0%
W.W. Grainger, Inc.	19,825	1,623,271

Real Estate Operating Company — 2.1%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	354,410	3,317,278

Retail — 8.5%
Bed Bath & Beyond, Inc.*	22,565	693,874
Dick’s Sporting Goods, Inc.*(a)	90,575	1,557,890
GameStop Corp. (Class A Stock)*	68,400	1,505,484
PetSmart, Inc.	171,561	3,681,699
Staples, Inc.	122,500	2,470,825
Tiffany & Co.	44,600	1,131,056
Urban Outfitters, Inc.*(a)	110,000	2,295,700

		13,336,528

Savings & Loan — 1.9%
People’s United Financial, Inc.	201,982	3,037,809

Semiconductors — 3.8%
Broadcom Corp. (Class A Stock)*(a)	112,200	2,781,438
FormFactor, Inc.*(a)	93,945	1,619,612
Linear Technology Corp.(a)	67,207	1,569,283

		5,970,333

Software — 2.7%
Activision Blizzard, Inc.*	276,296	3,489,618
Salesforce.com, Inc.*(a)	20,300	774,851

		4,264,469

Technology Services — 1.9%
Cognizant Technology Solutions Corp. (Class A Stock)*	114,091	3,046,230

Telecommunications — 5.1%
American Tower Corp. (Class A Stock)*	110,800	3,493,524
Crown Castle International Corp.*	80,575	1,935,411
tw telecom, Inc.*	245,400	2,520,258

		7,949,193

TOTAL LONG-TERM INVESTMENTS (cost $164,870,168)		152,601,911

SHORT-TERM INVESTMENT — 34.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $54,916,606; includes $46,779,508 of cash collateral for securities on loan)(b)(w) (Note 4)	54,916,606	54,916,606

TOTAL INVESTMENTS — 131.8% (cost $219,786,774)		207,518,517
Liabilities in excess of other assets — (31.8)%		(50,112,660)

NET ASSETS — 100.0%		$157,405,857

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $45,623,882; cash collateral of $46,779,508 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$152,601,911	$—	$—
Affiliated Money Market Mutual Fund	54,916,606	—	—

	$207,518,517	$—	$—
Other Financial Instruments*	—	—	—

Total	$207,518,517	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (29.7% represents investments purchased with collateral from securities on loan)	34.9%
Medical Products	9.3
Retail	8.5
Consumer Products & Services	6.0
Telecommunications	5.1
Oil & Gas	4.8
Healthcare Services	4.4
Electronic Components	4.3
Oil Well Services & Equipment	4.0
Semiconductors	3.8
Commercial Services	3.7
Financial Services	3.3
Internet Services	3.1
Drugs & Medicine	2.9
Software	2.7
Lodging	2.4
Entertainment & Leisure	2.2
Apparel/Shoes	2.2
Real Estate Operating Companies	2.1
Technology Services	1.9
Savings & Loan	1.9
Electronics	1.8
Pharmaceuticals	1.6
Chemicals	1.6
Aerospace/Defense	1.6
Financial – Bank & Trust	1.6
Beverages	1.3
Diversified Financial Services	1.3
Producer Goods	1.0
Biotechnology	1.0
Computer Software	1.0
Medical Supplies & Equipment	1.0
Metal Fabricate/Hardware	1.0
Advertising	0.7
Industrial Products	0.6
Manufacturing	0.6
Hand/Machine Tools	0.5
Media	0.1

131.8
Liabilities in excess of other assets	(31.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $45,623,882:
Unaffiliated investments (cost $164,870,168)	$152,601,911
Affiliated investments (cost $54,916,606)	54,916,606
Receivable for investments sold	983,380
Dividends receivable	60,661
Receivable for fund share sold	48,337
Prepaid expenses	2,203

Total Assets	208,613,098

LIABILITIES:
Payable to broker for collateral for securities on loan	46,779,508
Payable for fund share repurchased	2,292,660
Payable to custodian	1,278,041
Payable for investments purchased	760,899
Advisory fees payable	51,419
Accrued expenses and other liabilities	42,080
Shareholder servicing fees payable	1,736
Affiliated transfer agent fee payable	898

Total Liabilities	51,207,241

NET ASSETS	$157,405,857

Net assets were comprised of:
Paid-in capital	$204,377,360
Retained earnings	(46,971,503)

Net assets, June 30, 2009	$157,405,857

Net asset value and redemption price per share, $157,405,857 / 44,475,900 outstanding shares of beneficial interest	$3.54

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $642 foreign withholding tax)	$356,708
Affiliated income from securities lending, net	134,018
Affiliated dividend income	23,131

513,857

EXPENSES
Advisory fees	581,992
Shareholder servicing fees and expenses	58,199
Custodian and accounting fees	31,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Loan interest expense (Note 7)	97
Miscellaneous	4,882

Total expenses	707,170

NET INVESTMENT LOSS	(193,313)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(14,269,634)
Net change in unrealized appreciation (depreciation) on investments	37,327,034

NET GAIN ON INVESTMENTS	23,057,400

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,864,087

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(193,313)	$(319,660)
Net realized loss on investment transactions	(14,269,634)	(17,481,860)
Net change in unrealized appreciation (depreciation) on investments	37,327,034	(75,608,605)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,864,087	(93,410,125)

DISTRIBUTIONS	—	(46,833,746)

FUND SHARE TRANSACTIONS:
Fund share sold [13,837,958 and 13,966,008 shares, respectively]	45,960,010	64,810,377
Fund share issued in reinvestment of distributions [0 and 9,499,746 shares, respectively]	—	46,833,746
Fund share repurchased [6,679,025 and 41,417,343 shares, respectively]	(19,157,983)	(187,733,968)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	26,802,027	(76,089,845)

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,666,114	(216,333,716)
NET ASSETS:
Beginning of period	107,739,743	324,073,459

End of period	$157,405,857	$107,739,743

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS
Aerospace — 0.9%
AAR Corp.*(a)	28,538	$458,035
TransDigm Group, Inc.*(a)	8,917	322,795

		780,830

Airlines — 0.3%
JetBlue Airways Corp.*(a)	64,997	277,537

Auto Repair — 0.2%
Monro Muffler Brake, Inc.	8,246	212,005

Automotive Parts — 0.4%
Advance Auto Parts, Inc.	5,079	210,728
Asbury Automotive Group, Inc.	16,211	166,000

		376,728

Banking — 0.6%
Cullen/Frost Bankers, Inc.(a)	3,444	158,837
Home BancShares, Inc.	13,298	253,194
S.Y. Bancorp, Inc.	4,811	116,282

		528,313

Basic Materials – Chemical — 0.5%
Minerals Technologies, Inc.	13,685	492,934

Basic Materials – Forest — 0.5%
Universal Forest Products, Inc.(a)	13,035	431,328

Basic Materials – Mining — 1.2%
Commercial Metals Co.	24,720	396,262
Mueller Industries, Inc.	32,599	678,059

		1,074,321

Chemicals — 2.6%
Fuller (H.B.) Co.	44,103	827,813
KMG Chemicals, Inc.	35,146	256,214
PolyOne Corp.*	157,325	426,351
Sensient Technologies Corp.	31,417	709,082
Solutia, Inc.*	19,870	114,451

		2,333,911

Commercial Services — 1.1%
Aegean Marine Petroleum Network, Inc. (Greece)	35,791	540,444
Interactive Data Corp.	19,536	452,063

		992,507

Computer Services & Software — 2.7%
Atmel Corp.*(a)	67,531	251,891
Avid Technology, Inc.*(a)	52,934	709,845
Monotype Imaging Holdings, Inc.*	29,160	198,580
Parametric Technology Corp.*(a)	65,360	764,058
Progress Software Corp.*	15,302	323,943
Solera Holdings, Inc.*(a)	9,788	248,615

		2,496,932

Construction — 1.0%
MDC Holdings, Inc.	12,134	365,355
Ryland Group, Inc.	35,170	589,449

		954,804

Consumer Cyclicals – Construction — 0.9%
Comfort Systems USA, Inc.	80,805	828,251

Consumer Cyclicals – Leisure & Entertainment — 0.7%
Fossil, Inc.*(a)	26,572	639,854

Consumer Cyclicals – Retail Apparel — 2.4%
Aaron’s, Inc.(a)	35,099	1,046,652
Big Lots, Inc.*	22,927	482,155
Gymboree Corp.*	19,365	687,070

		2,215,877

Consumer Products & Services — 0.3%
Alberto-Culver Co.(a)	9,068	230,599

Consumer Staples – Home Products — 0.4%
Elizabeth Arden, Inc.*	45,595	398,044

Consumer Staples – Restaurants — 0.4%
California Pizza Kitchen, Inc.*	27,422	364,438

Distribution/Wholesale — 0.5%
Beacon Roofing Supply, Inc.*	11,098	160,477
Pool Corp.(a)	17,996	298,014

		458,491

Diversified Financial Services — 0.4%
BGC Partners, Inc. (Class A Stock)	31,981	121,208
Compass Diversified Holdings	31,572	255,418

		376,626

Electrical Utilities — 1.7%
Cleco Corp.	37,032	830,257
CMS Energy Corp.(a)	31,733	383,335
Great Plains Energy, Inc.(a)	10,813	168,142
NorthWestern Corp.(a)	8,195	186,518

		1,568,252

Electronic Components & Equipment — 1.3%
Electronics for Imaging, Inc.*	77,562	826,811
Empire District Electric Co. (The)(a)	5,905	97,551
EnerSys*	6,010	109,322
Littelfuse, Inc.*	9,816	195,927

		1,229,611

Equipment Services — 2.0%
RSC Holdings, Inc.*(a)	103,322	694,324
Watsco, Inc.(a)	22,356	1,093,879

		1,788,203

Exchange Traded Funds — 4.2%
iShares Russell 2000 Value Index Fund	83,300	3,875,949

Financial – Bank & Trust — 10.6%
Bank of the Ozarks, Inc.(a)	27,063	585,373
Berkshire Hills Bancorp, Inc.	8,415	174,864
Boston Private Financial Holdings, Inc.(a)	51,515	230,787
Bridge Capital Holdings*(a)	9,038	56,533
Brookline Bancorp, Inc.	45,625	425,225
Capital City Bank Group, Inc.(a)	9,556	161,019

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
City Holding Co.	13,390	$406,520
CoBiz Financial, Inc.(a)	33,893	217,254
Community Trust Bancorp, Inc.	1,274	34,080
East West Bancorp, Inc.(a)	20,302	131,760
FirstMerit Corp.(a)	11,754	199,583
FNB Corp.	73,932	457,639
Glacier Bancorp, Inc.	37,219	549,725
Hancock Holding Co.(a)	21,458	697,170
IBERIABANK Corp.	10,961	431,973
KBW, Inc.*(a)	18,853	542,212
NewAlliance Bancshares, Inc.	35,888	412,712
PacWest Bancorp	12,550	165,158
Prosperity Bancshares, Inc.	32,863	980,303
Provident Financial Services, Inc.	7,856	71,490
SCBT Financial Corp.(a)	16,673	394,983
Seacoast Banking Corp. of Florida(a)	24,744	60,128
Sierra Bancorp(a)	6,626	83,686
Signature Bank/New York*(a)	32,045	869,060
South Financial Group, Inc. (The)	18,541	22,064
Southcoast Financial Corp.*	12,766	77,362
Sterling Bancorp	11,572	96,626
Summit State Bank	9,203	62,120
Texas Capital Bancshares, Inc.*	14,057	217,462
Trico Bancshares	17,181	266,305
UMB Financial Corp.	15,258	579,957
United Community Banks, Inc.*(a)	7,842	46,973

		9,708,106

Financial – Brokerage — 0.7%
Knight Capital Group, Inc. (Class A Stock)*	30,681	523,111
Sterling Bancshares, Inc.	19,537	123,669

		646,780

Financial Services — 3.6%
Apollo Investment Corp.	52,866	317,196
Dime Community Bancshares	16,425	149,632
Financial Federal Corp.	31,036	637,790
First Cash Financial Services, Inc.*(a)	17,014	298,085
First Financial Bankshares, Inc.(a)	21,367	1,076,042
PennantPark Investment Corp.	36,278	257,574
Pinnacle Financial Partners, Inc.*(a)	31,087	414,079
WSFS Financial Corp.	5,394	147,310

		3,297,708

Food — 1.5%
Hain Celestial Group, Inc.*	20,450	319,225
Lance, Inc.	17,761	410,812
Nash-Finch Co.	5,915	160,060
TreeHouse Foods, Inc.*	15,960	459,169

		1,349,266

Food and Beverage — 0.9%
Casey’s General Stores, Inc.	30,117	773,706

Hand/Machine Tools — 0.3%
Snap-on, Inc.	7,917	227,535

Healthcare – Drugs — 0.6%
Medarex, Inc.*	60,526	505,392

Healthcare Services — 3.8%
Amedisys, Inc.*(a)	21,454	708,411
Edwards Lifesciences Corp.*	8,059	548,254
Hill-Rom Holdings, Inc.	15,090	244,760
Lincare Holdings, Inc.*(a)	26,778	629,819
Omega Healthcare Investors, Inc.	61,070	947,806
Orthofix International NV*	15,141	378,676

		3,457,726

Hotels & Motels — 0.8%
Ameristar Casinos, Inc.	19,415	369,468
Choice Hotels International, Inc.	14,869	395,664

		765,132

Industrial Products — 0.3%
Olympic Steel, Inc.(a)	12,161	297,580

Industrials – Components — 2.5%
Actuant Corp. (Class A Stock)	75,369	919,502
Applied Industrial Technologies, Inc.	48,951	964,335
Intermec, Inc.*	32,519	419,495
Wabash National Corp.	1,799	1,259

		2,304,591

Industrials – Electrical Equipment — 0.8%
Anixter International, Inc.*	13,876	521,599
Franklin Electric Co., Inc.	9,528	246,966

		768,565

Industrials – Machinery — 0.9%
MTS Systems Corp.	17,268	356,584
Tennant Co.	27,475	505,265

		861,849

Insurance — 0.4%
W.R. Berkley Corp.	15,166	325,614

Insurance – Life Insurance — 0.8%
American Equity Investment Life Holding Co.	122,373	682,841

Insurance – Property Insurance — 6.4%
Ambac Financial Group, Inc.(a)	63,347	58,279
Aspen Insurance Holdings Ltd. (Bermuda)	36,741	820,794
Assured Guaranty Ltd.	11,849	146,691
Donegal Group, Inc.	17,604	267,757
Max Capital Group Ltd. (Bermuda)	58,651	1,082,698
Meadowbrook Insurance Group, Inc.	143,993	940,274
ProAssurance Corp.*	18,380	849,340
RLI Corp.	12,249	548,755
Tower Group, Inc.	21,898	542,632
Willis Group Holdings Ltd. (United Kingdom)	23,377	601,490

		5,858,710

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Investment Companies — 0.2%
Ares Capital Corp.	25,450	$205,127

IT Services — 0.5%
ADC Telecommunications, Inc.*(a)	53,244	423,822

Manufacturing — 0.4%
Hillenbrand, Inc.	24,290	404,186

Medical Supplies & Equipment — 2.1%
American Medical Systems Holdings, Inc.*	45,061	711,964
Cardiac Science Corp.*	87,399	351,344
Kinetic Concepts, Inc.*(a)	6,777	184,673
Symmetry Medical, Inc.*	71,288	664,404

		1,912,385

Metals & Mining — 1.5%
Kaiser Aluminum Corp.	37,460	1,345,189

Office Supplies — 0.3%
School Specialty, Inc.*(a)	14,781	298,724

Oil & Gas — 4.4%
Atlas America, Inc.	7,910	141,352
Brigham Exploration Co.*	66,390	231,701
Cabot Oil & Gas Corp.	2,165	66,336
Core Laboratories NV (Netherlands)(a)	7,333	639,071
Dril-Quip, Inc.*	23,705	903,160
Goodrich Petroleum Corp.*(a)	27,336	672,192
Laclede Group, Inc. (The)	2,239	74,178
Oil States International, Inc.*	25,571	619,074
Rex Energy Corp.*	42,895	244,501
SandRidge Energy, Inc.*	54,665	465,746

		4,057,311

Real Estate Investment Trust – Apartment — 1.4%
American Campus Communities, Inc.	55,730	1,236,091

Real Estate Investment Trust – Mortgage — 1.1%
MFA Mortgage Investments, Inc.	145,910	1,009,697

Real Estate Investment Trust – Office Industrial — 0.8%
Parkway Properties, Inc.	59,151	768,963

Real Estate Investment Trust – Other REITs — 2.9%
BioMed Realty Trust, Inc.(a)	47,410	485,004
Cogdell Spencer, Inc.	38,055	163,256
Cypress Sharpridge Investments, Inc.*	31,624	376,326
Digital Realty Trust, Inc.(a)	31,767	1,138,847
Entertainment Properties Trust(a)	22,342	460,245

		2,623,678

Real Estate Investment Trust – Retail — 1.7%
Acadia Realty Trust	39,674	517,746
National Retail Properties, Inc.(a)	61,455	1,066,244

		1,583,990

Restaurants — 0.6%
CEC Entertainment, Inc.*(a)	7,268	214,261
Papa John’s International, Inc.*	14,803	366,966

		581,227

Retail & Merchandising — 1.8%
Aeropostale, Inc.*	6,592	225,908
Children’s Place Retail Stores, Inc. (The)*	18,129	479,150
Ethan Allen Interiors, Inc.	7,695	79,720
Finish Line, Inc. (The) (Class A Stock)	33,871	251,323
Tractor Supply Co.*(a)	10,143	419,109
Urban Outfitters, Inc.*(a)	10,520	219,552

		1,674,762

Semiconductors — 2.8%
ATMI, Inc.*(a)	19,779	307,168
Emulex Corp.*	33,008	322,818
Fairchild Semiconductor International, Inc.*	34,443	240,757
FormFactor, Inc.*	16,184	279,012
MKS Instruments, Inc.*	30,996	408,837
ON Semiconductor Corp.*(a)	56,343	386,513
Semtech Corp.*	37,914	603,212

		2,548,317

Services – Environmental — 0.7%
Waste Connections, Inc.*	26,009	673,893

Services – Industrial Services — 1.5%
G & K Services, Inc. (Class A Stock)	25,736	544,316
MAXIMUS, Inc.	6,602	272,333
On Assignment, Inc.*	38,286	149,698
Resources Connection, Inc.*	25,995	446,334

		1,412,681

Software — 1.5%
JDA Software Group, Inc.*	33,030	494,129
Lawson Software, Inc.*	158,255	883,063

		1,377,192

Telecommunications — 1.9%
Knology, Inc.*	25,763	222,335
Plantronics, Inc.	38,134	721,114
Polycom, Inc.*(a)	22,281	451,636
Premiere Global Services, Inc.*	29,411	318,815

		1,713,900

Transportation — 0.1%
Golar LNG Ltd.	5,250	44,888

Transportation – Airlines — 1.3%
AirTran Holdings, Inc.*(a)	194,919	1,206,549

Utilities — 0.3%
UniSource Energy Corp.	10,610	281,589

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Utilities – Electrical Utilities — 2.7%
El Paso Electric Co.*	93,552	$1,305,986
MGE Energy, Inc.(a)	11,080	371,734
Westar Energy, Inc.	41,259	774,431

		2,452,151

Utilities – Gas Utilities — 0.6%
South Jersey Industries, Inc.	780	27,215
Southwest Gas Corp.	24,063	534,439

		561,654

TOTAL LONG-TERM INVESTMENTS (cost $100,353,288)		87,155,412

SHORT-TERM INVESTMENT — 26.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $24,017,979; includes $21,187,202 of cash collateral for securities on loan)(b)(w) (Note 4)	24,017,979	24,017,979

TOTAL INVESTMENTS — 121.5% (cost $124,371,267)		111,173,391
Liabilities in excess of other assets — (21.5)%		(19,653,396)

NET ASSETS — 100.0%		$91,519,995

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $20,514,865; cash collateral of $21,187,202 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$87,155,412	$—	$—
Affiliated Money Market Mutual Fund	24,017,979	—	—

	$111,173,391	$—	$—
Other Financial Instruments*	—	—	—

Total	$111,173,391	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (23.2% represents investments purchased with collateral from securities on loan)	26.3%
Financial – Bank & Trust	10.6
Insurance – Property Insurance	6.4
Oil & Gas	4.4
Exchange Traded Funds	4.2
Healthcare Services	3.8
Financial Services	3.6
Real Estate Investment Trust – Other REITs	2.9
Semiconductors	2.8
Computer Services & Software	2.7
Utilities – Electrical Utilities	2.7
Chemicals	2.6
Industrials – Components	2.5
Consumer Cyclicals – Retail Apparel	2.4
Medical Supplies & Equipment	2.1
Equipment Services	2.0
Telecommunications	1.9
Retail & Merchandising	1.8
Real Estate Investment Trust – Retail	1.7
Electrical Utilities	1.7
Services – Industrial Services	1.5
Software	1.5
Food	1.5
Metals & Mining	1.5
Real Estate Investment Trust – Apartment	1.4
Electronic Components & Equipment	1.3
Transportation – Airlines	1.3
Basic Materials – Mining	1.2
Real Estate Investment Trust – Mortgage	1.1
Commercial Services	1.1
Construction	1.0
Industrials – Machinery	0.9
Consumer Cyclicals – Construction	0.9
Aerospace	0.9
Food And Beverage	0.9
Real Estate Investment Trust – Office Industrial	0.8
Industrials – Electrical Equipment	0.8
Hotels & Motels	0.8
Insurance – Life Insurance	0.8
Services – Environmental	0.7
Financial – Brokerage	0.7
Consumer Cyclicals – Leisure & Entertainment	0.7
Restaurants	0.6
Utilities – Gas Utilities	0.6
Banking	0.6
Healthcare – Drugs	0.6
Basic Materials – Chemical	0.5
Distribution/Wholesale	0.5
Basic Materials – Forest	0.5
IT Services	0.5
Manufacturing	0.4
Consumer Staples – Home Products	0.4
Automotive Parts	0.4
Diversified Financial Services	0.4
Consumer Staples – Restaurants	0.4
Insurance	0.4
Office Supplies	0.3
Industrial Products	0.3
Utilities	0.3
Airlines	0.3
Consumer Products & Services	0.3
Hand/Machine Tools	0.3
Auto Repair	0.2
Investment Companies	0.2
Transportation	0.1

121.5
Liabilities in excess of other assets	(21.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $20,514,865:
Unaffiliated investments (cost $100,353,288)	$87,155,412
Affiliated investments (cost $24,017,979)	24,017,979
Cash	496,921
Receivable for investments sold	1,426,655
Dividends receivable	115,853
Receivable for fund share sold	50,196
Prepaid expenses	152

Total Assets	113,263,168

LIABILITIES:
Payable to broker for collateral for securities on loan	21,187,202
Payable for investments purchased	462,101
Accrued expenses and other liabilities	49,103
Advisory fees payable	42,635
Shareholder servicing fees payable	996
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	238

Total Liabilities	21,743,173

NET ASSETS	$91,519,995

Net assets were comprised of:
Paid-in capital	$133,605,530
Retained earnings	(42,085,535)

Net assets, June 30, 2009	$91,519,995

Net asset value and redemption price per share, $91,519,995 / 14,020,963 outstanding shares of beneficial interest	$6.53

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $239 foreign withholding tax)	$858,164
Affiliated income from securities lending, net	59,062
Affiliated dividend income	8,982

926,208

EXPENSES
Advisory fees	371,032
Shareholder servicing fees and expenses	39,056
Custodian and accounting fees	33,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	5,000
Shareholders’ reports	3,000
Legal fees and expenses	2,000
Insurance expenses	1,000
Loan interest expense (Note 7)	116
Miscellaneous	4,677

Total expenses	474,881

NET INVESTMENT INCOME	451,327

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(13,311,853)
Net change in unrealized appreciation (depreciation) on investments	11,997,774

NET LOSS ON INVESTMENTS	(1,314,079)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(862,752)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$451,327	$1,264,868
Net realized loss on investment transactions	(13,311,853)	(14,672,885)
Net change in unrealized appreciation (depreciation) on investments	11,997,774	(20,518,907)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(862,752)	(33,926,924)

DISTRIBUTIONS	(1,274,573)	(29,388,418)

FUND SHARE TRANSACTIONS:
Fund share sold [2,992,272 and 2,171,892 shares, respectively]	18,962,519	17,744,812
Fund share issued in reinvestment of distributions [189,951 and 3,197,869 shares, respectively]	1,274,573	29,388,418
Fund share repurchased [2,072,160 and 5,174,287 shares, respectively]	(12,014,196)	(47,362,103)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	8,222,896	(228,873)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,085,571	(63,544,215)
NET ASSETS:
Beginning of period	85,434,424	148,978,639

End of period	$91,519,995	$85,434,424

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.8%
AFFILIATED MUTUAL FUNDS — 90.6%
AST AllianceBernstein Growth & Income Portfolio	465,506	$5,781,581
AST DeAM Large-Cap Value Portfolio	2,334,411	14,870,199
AST Federated Aggressive Growth Portfolio	500,605	2,938,550
AST International Growth Portfolio	1,109,944	9,367,926
AST International Value Portfolio	893,400	10,685,061
AST Large-Cap Value Portfolio	1,658,812	16,239,771
AST Marsico Capital Growth Portfolio	1,188,702	15,619,540
AST MFS Growth Portfolio	2,472,383	17,726,983
AST Mid-Cap Value Portfolio	177,584	1,354,968
AST Money Market Portfolio	11,743,306	11,743,306
AST Neuberger Berman Mid-Cap Growth Portfolio*	104,309	1,430,081
AST PIMCO Total Return Bond Portfolio	2,601,349	28,536,800
AST Small-Cap Growth Portfolio	238,826	2,885,024
AST Small-Cap Value Portfolio	763,449	6,458,778
AST T. Rowe Price Large-Cap Growth Portfolio*	1,002,885	8,494,438
AST Western Asset Core Plus Bond Portfolio	747,182	6,993,622

TOTAL AFFILIATED MUTUAL FUNDS (cost $159,009,286)(w)		161,126,628

COMMON STOCKS — 9.2%
Exchange Traded Funds
iShares COMEX Gold Trust*	31,643	2,887,107
iShares MSCI Emerging Markets Index Fund	245,970	7,927,613
iShares S&P MidCap 400 Index Fund	38,357	2,216,651
PowerShares Cleantech Portfolio	49,920	1,033,843
PowerShares QQQ Trust Series	21,942	798,250
SPDR S&P Emerging Markets	19,084	954,582
Vanguard Emerging Markets	16,298	518,603

TOTAL COMMON STOCKS (cost $14,593,009)		16,336,649

TOTAL INVESTMENTS — 99.8% (cost $173,602,295)		177,463,277
Other assets in excess of liabilities — 0.2%		428,433

NET ASSETS — 100.0%		$177,891,710

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$16,336,649	$—	$—
Affiliated Mutual Funds	161,126,628	—	—

	$177,463,277	$—	$—
Other Financial Instruments*	—	—	—

Total	$177,463,277	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Large/Mid-Cap Value	31.5%
Core Bonds	16.0
Large/Mid-Cap Growth	14.4
Exchange Traded Funds	9.2
Money Market	6.6
International Value	6.0
International Growth	5.3
Global Bonds	3.9
Small-Cap Value	3.6
Small-Cap Growth	3.3

99.8
Other assets in excess of liabilities	0.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Affiliated investments (cost $159,009,286)	$161,126,628
Unaffiliated investments (cost $14,593,009)	16,336,649
Cash	948,933
Receivable for fund share sold	1,795,022
Receivable for investments sold	20,658
Dividends receivable	1,157
Prepaid expenses	58

Total Assets	180,229,105

LIABILITIES:
Payable for investments purchased	2,270,654
Accrued expenses and other liabilities	35,098
Advisory fees payable	30,530
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	215

Total Liabilities	2,337,395

NET ASSETS	$177,891,710

Net assets were comprised of:
Paid-in capital	$184,836,464
Retained earnings	(6,944,754)

Net assets, June 30, 2009	$177,891,710

Net asset value and redemption price per share, $177,891,710 / 23,273,642 outstanding shares of beneficial interest	$7.64

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$2,813,156
Unaffiliated dividend income	74,119

2,887,275

EXPENSES
Advisory fees	128,763
Custodian and accounting fees	21,000
Audit fee	13,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	5,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Loan interest expense (Note 7)	897
Miscellaneous	2,819

Total expenses	185,479
Less: advisory fee waiver and expense reimbursement	(10,913)

Net expenses	174,566

NET INVESTMENT INCOME	2,712,709

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on: Investment transactions (including affiliated $(2,289,134))	(2,520,180)
Net capital gain distribution received (including affiliated $1,720,019)	1,720,019

(800,161)

Net change in unrealized appreciation (depreciation) on investments (including affiliated $5,791,487)	7,761,946

NET GAIN ON INVESTMENTS	6,961,785

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,674,494

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$2,712,709	$640,987
Net realized loss on investment transactions	(800,161)	(12,711,549)
Net change in unrealized appreciation (depreciation) on investments	7,761,946	(3,899,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,674,494	(15,969,586)

DISTRIBUTIONS	(647,722)	(39,559)

FUND SHARE TRANSACTIONS:
Fund share sold [18,853,658 and 14,921,714 shares, respectively]	135,687,757	126,090,448
Fund share issued in reinvestment of distributions [83,041 and 4,129 shares, respectively]	647,722	39,559
Fund share repurchased [3,363,597 and 7,708,584 shares, respectively]	(21,944,851)	(60,579,209)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	114,390,628	65,550,798

TOTAL INCREASE IN NET ASSETS	123,417,400	49,541,653
NET ASSETS:
Beginning of period	54,474,310	4,932,657

End of period	$177,891,710	$54,474,310

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.9%
AFFILIATED MUTUAL FUNDS — 91.7%
AST AllianceBernstein Growth & Income Portfolio	594,390	$7,382,328
AST DeAM Large-Cap Value Portfolio	2,892,792	18,427,087
AST Federated Aggressive Growth Portfolio	745,673	4,377,099
AST International Growth Portfolio	1,415,668	11,948,237
AST International Value Portfolio	1,439,593	17,217,537
AST Large-Cap Value Portfolio	2,115,308	20,708,865
AST Marsico Capital Growth Portfolio	1,357,193	17,833,517
AST MFS Growth Portfolio	2,812,002	20,162,054
AST Mid-Cap Value Portfolio	216,717	1,653,550
AST Money Market Portfolio	33,474,558	33,474,558
AST Neuberger Berman Mid-Cap Growth Portfolio*	119,273	1,635,237
AST PIMCO Total Return Bond Portfolio	7,605,143	83,428,417
AST Small-Cap Growth Portfolio	354,793	4,285,903
AST Small-Cap Value Portfolio	1,143,038	9,670,105
AST T. Rowe Price Large-Cap Growth Portfolio*	1,155,745	9,789,157
AST Western Asset Core Plus Bond Portfolio	2,165,882	20,272,654

TOTAL AFFILIATED MUTUAL FUNDS (cost $276,822,245)(w)		282,266,305

COMMON STOCKS — 9.2%
Exchange Traded Funds
iShares COMEX Gold Trust*	64,296	$5,866,367
iShares MSCI Emerging Markets Index Fund	426,172	13,735,524
iShares S&P MidCap 400 Index Fund	55,058	3,181,802
PowerShares Cleantech Portfolio	71,734	1,485,611
PowerShares QQQ Trust	34,131	1,241,686
SPDR S&P Emerging Markets	15,925	796,568
Vanguard Emerging Markets	61,082	1,943,629

TOTAL COMMON STOCKS (cost $24,980,596)		28,251,187

TOTAL INVESTMENTS — 100.9% (cost $301,802,841)		310,517,492
Liabilities in excess of other assets — (0.9)%		(2,635,039)

NET ASSETS — 100.0%		$307,882,453

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$28,251,187	$—	$—
Affiliated Mutual Funds	282,266,305	—	—

	$310,517,492	$—	$—
Other Financial Instruments*	—	—	—

Total	$310,517,492	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Core Bonds	27.1%
Large/Mid-Cap Value	22.2
Money Market	10.9
Large/Mid-Cap Growth	9.5
Exchange Traded Funds	9.2
Global Bonds	6.6
International Value	5.6
International Growth	3.9
Small-Cap Value	3.1
Small-Cap Growth	2.8

100.9
Liabilities in excess of other assets	(0.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Affiliated investments (cost $276,822,245)	$282,266,305
Unaffiliated investments (cost $24,980,596)	28,251,187
Cash	1,672,365
Receivable for fund share sold	305,240
Receivable for investments sold	20,609
Dividends receivable	1,285
Prepaid expenses	65

Total Assets	312,517,056

LIABILITIES:
Payable for investments purchased	4,422,215
Payable for fund share repurchased	126,826
Advisory fees payable	48,886
Accrued expenses and other liabilities	35,778
Affiliated transfer agent fee payable	898

Total Liabilities	4,634,603

NET ASSETS	$307,882,453

Net assets were comprised of:
Paid-in capital	$306,535,430
Retained earnings	1,347,023

Net assets, June 30, 2009	$307,882,453

Net asset value and redemption price per share, $307,882,453 / 36,862,431 outstanding shares of beneficial interest	$8.35

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$5,902,800
Unaffiliated dividend income	142,494

6,045,294

EXPENSES
Advisory fees	244,005
Custodian and accounting fees	22,000
Audit fee	13,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	4,000
Shareholders’ reports	4,000
Legal fees and expenses	2,000
Loan interest expense (Note 7)	1,333
Miscellaneous	3,797

Total expenses	301,135

NET INVESTMENT INCOME	5,744,159

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on: Investment transactions (including affiliated $(4,640,932))	(5,490,766)
Net capital gain distribution received (including affiliated $5,374,561)	5,374,561

(116,205)

Net change in unrealized appreciation (depreciation) on investments (including affiliated $8,795,955)	12,775,488

NET GAIN ON INVESTMENTS	12,659,283

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,403,442

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$5,744,159	$742,274
Net realized loss on investment transactions	(116,205)	(12,986,802)
Net change in unrealized appreciation (depreciation) on investments	12,775,488	(4,051,508)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,403,442	(16,296,036)

DISTRIBUTIONS	(751,054)	(26,519)

FUND SHARE TRANSACTIONS:
Fund share sold [27,858,767 and 20,159,215 shares, respectively]	218,667,696	174,048,497
Fund share issued in reinvestment of distributions [88,777 and 2,703 shares, respectively]	751,054	26,519
Fund share repurchased [4,051,747 and 7,472,970 shares, respectively]	(29,298,310)	(60,473,968)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	190,120,440	113,601,048

TOTAL INCREASE IN NET ASSETS	207,772,828	97,278,493
NET ASSETS:
Beginning of period	100,109,625	2,831,132

End of period	$307,882,453	$100,109,625

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS

Australia — 2.8%
BHP Billiton Ltd., ADR(a)	144,418	$7,903,997
CSL Ltd.	395,866	10,235,592
Woolworths Ltd.	553,458	11,742,145
WorleyParsons Ltd.	351,436	6,697,801

		36,579,535

Belgium — 2.0%
Anheuser-Busch InBev NV	695,764	25,228,108

Brazil — 5.7%
Banco Itau Holding Financeira SA,
ADR(a)	1,110,140	17,573,516
BM&FBOVESPA SA	1,226,823	7,325,251
Gafisa SA	432,600	3,565,445
Petroleo Brasileiro SA (PRFC Shares)	621,132	10,321,030
Petroleo Brasileiro SA, ADR(a)	429,186	17,588,042
Redecard SA	486,900	7,454,453
Vale SA, ADR(a)	339,600	5,987,148
WEG SA	429,500	3,046,721

		72,861,606

Canada — 4.7%
Agnico-Eagle Mines Ltd.(a)	100,122	5,254,403
Brookfield Asset Management, Inc. (Class A Stock), REIT	461,873	7,884,172
Canadian National Railway Co.(a)	314,048	13,491,502
Petro-Canada	47,441	1,832,137
Potash Corp. of Saskatchewan, Inc.	96,675	8,995,609
Research In Motion Ltd.*	86,407	6,139,217
Shoppers Drug Mart Corp.	331,222	14,235,299
Suncor Energy, Inc.	93,877	2,854,687

		60,687,026

China — 2.4%
China Life Insurance Co. Ltd. (Class H Stock)	3,403,000	12,506,711
China Oilfield Services Ltd. (Class H Stock)	5,990,000	6,454,336
China Railway Construction Corp. (Class H Stock)	4,595,500	7,052,208
Industrial & Commercial Bank of China Ltd. (Class H Stock)	6,317,000	4,375,704

		30,388,959

Denmark — 3.1%
Novo Nordisk A/S (Class B Stock)	265,696	14,471,197
Vestas Wind Systems A/S*	344,177	24,699,745

		39,170,942

France — 4.8%
Accor SA	95,191	3,792,648
Alstom SA	303,469	18,019,008
BNP Paribas	96,117	6,268,044
Iliad SA	89,911	8,743,757
Schneider Electric SA	146,944	11,246,834
Vinci SA	286,287	12,918,496

		60,988,787

Germany — 1.5%
Bayerische Motoren Werke AG	101,067	3,817,818
Daimler AG	131,886	4,789,543
E.ON AG	241,937	8,588,275
Hochtief AG	40,998	2,070,321

		19,265,957

Hong Kong — 3.7%
ASM Pacific Technology Ltd.	469,900	2,402,955
Cheung Kong Holdings Ltd., REIT	575,000	6,574,619
China Overseas Land & Investment Ltd., REIT	4,698,000	10,842,936
CNOOC Ltd.	10,667,100	13,140,289
Esprit Holdings Ltd.	820,000	4,555,779
Hang Lung Properties Ltd., REIT	513,000	1,689,325
Li Ning Co., Ltd.	560,000	1,643,251
Li & Fung Ltd., REIT	2,738,000	7,310,535

		48,159,689

India — 4.2%
Bharat Heavy Electricals Ltd.	228,530	10,489,507
Bharti Airtel Ltd.*	690,293	11,539,200
Cairn India Ltd.*	1,244,504	6,031,286
HDFC Bank Ltd., ADR	52,157	5,378,951
ICICI Bank Ltd., ADR(a)	199,193	5,876,194
Infosys Technologies Ltd.	382,685	14,151,675
Reliance Industries Ltd., GDR, 144A*	7,700	650,461

		54,117,274

Indonesia — 0.6%
Bank Rakyat Indonesia	11,598,000	7,110,943

Ireland — 1.8%
CRH PLC	472,100	10,850,871
Ryanair Holdings PLC, ADR*(a)	434,381	12,332,077

		23,182,948

Israel — 2.4%
Teva Pharmaceutical Industries Ltd., ADR(a)	622,848	30,731,320

Italy — 1.0%
Saipem SpA	507,636	12,402,386

Japan — 6.8%
Daikin Industries Ltd.	127,800	4,113,049
Daiwa Securities Group, Inc.	1,267,000	7,528,765
Fast Retailing Co. Ltd.	61,300	7,988,892
Honda Motor Co. Ltd.	129,200	3,554,402
Jupiter Telecommunications Co. Ltd.	10,418	7,902,358
Kurita Water Industries Ltd.	136,315	4,402,384
Marubeni Corp.	1,829,000	8,089,277
Mitsubishi Corp.	446,600	8,241,206
Mizuho Financial Group, Inc.	3,911,200	9,087,034
Nintendo Co. Ltd.	49,600	13,727,045
Sumitomo Realty & Development Co. Ltd., REIT	214,000	3,907,362
Terumo Corp.	202,200	8,914,412

		87,456,186

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)

Mexico — 0.9%
Cemex SAB de CV, ADR*(a)	1,291,180	$12,059,621

Netherlands — 1.1%
ASML Holding NV	269,367	5,838,542
Qaigen NV*	478,868	8,893,002

		14,731,544

Singapore — 3.0%
CapitaLand Ltd., REIT	6,090,000	15,484,107
DBS Group Holdings Ltd.	660,000	5,350,719
Noble Group Ltd.	6,456,000	8,046,599
Singapore Airlines Ltd.	251,000	2,297,954
Wilmar International Ltd.	1,987,000	6,853,465

		38,032,844

South Africa — 1.9%
MTN Group Ltd.	942,308	14,472,359
Naspers Ltd. (Class N Stock)	378,600	9,970,938

		24,443,297

South Korea — 0.2%
Hyundai Motor Co.	34,770	2,011,047

Spain — 5.2%
Banco Bilbao Vizcaya Argentaria SA	348,332	4,386,037
Gamesa Corp. Tecnologica SA	464,844	8,862,342
Iberdrola Renovables SA*	2,397,353	10,990,785
Industria de Diseno Textil SA	290,894	13,999,913
Telefonica SA	1,279,142	29,048,900

		67,287,977

Sweden — 0.8%
Hennes & Mauritz AB (Class B Stock)	207,020	10,337,399

Switzerland — 13.2%
ABB Ltd.*	908,695	14,348,911
Actelion Ltd.*	233,978	12,263,395
Compagnie Financiere Richemont SA (Class A Stock)	98,394	2,051,348
Credit Suisse Group AG	871,749	39,940,046
Julius Baer Holding AG	262,392	10,205,003
Kuehne & Nagel International AG	65,907	5,177,037
Lonza Group AG	101,903	10,137,077
Nestle SA	782,548	29,547,797
Roche Holding AG	108,979	14,848,631
SGS SA	9,295	11,545,185
Sonova Holding AG	48,139	3,919,821
Syngenta AG	33,712	7,843,633
Zurich Financial Services AG	43,586	7,703,970

		169,531,854

Taiwan — 2.7%
Hon Hai Precision Industry Co. Ltd.	2,380,270	7,299,636
MediaTek, Inc.	869,000	10,317,158
Taiwan Semiconductor Manufacturing Co. Ltd.	4,237,000	6,953,768
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	1,025,676	9,651,611

		34,222,173

Turkey — 0.4%
Turkiye Garanti Bankasi A/S*	2,091,227	5,563,395

United Kingdom — 16.8%
AMEC PLC	596,280	6,425,313
Amlin PLC	881,897	4,396,575
Autonomy Corp. PLC*	596,939	14,144,281
Barclays PLC*	1,934,398	8,989,233
BG Group PLC	1,612,461	27,153,312
BP PLC	1,501,866	11,867,454
British Sky Broadcasting Group PLC	1,810,020	13,587,303
Capita Group PLC (The)	1,431,839	16,882,476
HSBC Holdings PLC	1,467,600	12,245,338
Petrofac Ltd.	533,671	5,891,196
Reckitt Benckiser Group PLC	449,636	20,533,928
Rolls-Royce Group PLC*	2,366,514	14,149,315
Rolls-Royce Group PLC (Class C Stock)*	271,633,276	446,890
Rotork PLC	274,417	3,743,432
Standard Chartered PLC	794,472	14,938,458
Tesco PLC	737,863	4,309,007
Tullow Oil PLC	801,290	12,410,352
Vedanta Resources PLC	455,076	9,688,254
Vodafone Group PLC	6,859,484	13,341,275

		215,143,392

United States — 1.6%
NII Holdings, Inc.*	101,571	1,936,959
Tim Hortons, Inc.	198,087	4,839,988
Transocean Ltd.*	184,120	13,678,275

		20,455,222

TOTAL LONG-TERM INVESTMENTS (cost $1,158,141,056)		1,222,151,431

SHORT-TERM INVESTMENT — 11.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $143,654,842; includes $80,380,998 of cash collateral for securities on loan)(b)(w) (Note 4)	143,654,842	143,654,842

TOTAL INVESTMENTS(o) — 106.5% (cost $1,301,795,898)		1,365,806,273
Liabilities in excess of other assets — (6.5)%		(83,438,854)

NET ASSETS — 100.0%		$1,282,367,419

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PRFC	Preference Shares

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $76,779,731; cash collateral of $80,380,998 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2009, 98 securities representing $983,116,455 and 76.7% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$7,903,997	$28,675,538	$—
Belgium	—	25,228,108	—
Brazil	72,861,606	—	—
Canada	60,687,026	—	—
China	—	30,388,959	—
Denmark	—	39,170,942	—
France	—	60,988,787	—
Germany	—	19,265,957	—
Hong Kong	—	48,159,689	—
India	11,905,606	42,211,668	—
Indonesia	—	7,110,943	—
Ireland	12,332,077	10,850,871	—
Israel	30,731,320	—	—
Italy	—	12,402,386	—
Japan	—	87,456,186	—
Mexico	12,059,621	—	—
Netherlands	—	14,731,544	—
Singapore	—	38,032,844	—
South Africa	—	24,443,297	—
South Korea	—	2,011,047	—
Spain	—	67,287,977	—
Sweden	—	10,337,399	—
Switzerland	—	169,531,854	—
Taiwan	9,651,611	24,570,562	—
Turkey	—	5,563,395	—
United Kingdom	446,890	214,696,502	—
United States	20,455,222	—	—
Affiliated Money Market Mutual Fund	143,654,842	—	—

	$382,689,818	$983,116,455	$—
Other Financial Instruments*	—	—	—

Total	$382,689,818	$983,116,455	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/08	$3,355,255
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(3,355,255)

Balance as of 6/30/09	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund
(6.3% represents investments purchased with collateral from securities on loan)	11.2%
Oil, Gas & Consumable Fuels	11.2
Financial Services	10.0
Pharmaceuticals	6.4
Electronic Components	4.4
Real Estate Investment Trusts	4.2
Computers	4.0
Foods	3.5
Construction	3.5
Telecommunications	3.2
Retail & Merchandising	2.8
Commercial Services	2.5
Beverages	2.4
Chemicals	2.1
Insurance	1.9
Entertainment & Leisure	1.9
Diversified Financial Services	1.8
Banks	1.8
Machinery	1.6
Metals & Mining	1.6
Consumer Products & Services	1.6
Building Materials	1.5
Utilities	1.5
Semiconductors	1.5
Media	1.4
Airlines	1.2
Automobile Manufacturers	1.2
Wireless Telecommunication Services	1.1
Investment Firms	1.1
Engineering/R&D Services	1.1
Industrial Products	1.1
Broadcasting	1.1
Diversified Resources	1.1
Commercial Banks	0.8
Biotechnology	0.8
Financial – Bank & Trust	0.7
Healthcare Products	0.7
Equipment Services	0.7
Business Services	0.6
Holding Companies – Diversified	0.6
Clothing & Apparel	0.6
Diversified	0.6
Agriculture	0.5
Transportation	0.4
Medical Products	0.3
Lodging	0.3
Instruments – Controls	0.3
Apparel	0.1

106.5
Liabilities in excess of other assets	(6.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2009, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(155,133)	$(155,133)
Equity contracts	249,969	—	249,969

Total	$249,969	$(155,133)	$94,836

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$155,133

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $76,779,731:
Unaffiliated investments (cost $1,158,141,056)	$1,222,151,431
Affiliated investments (cost $143,654,842)	143,654,842
Cash	2,350,543
Foreign currency, at value (cost $6,748,058)	6,763,701
Receivable for investments sold	14,145,239
Tax reclaim receivable	5,319,004
Dividends receivable	3,085,586
Receivable for fund share sold	1,988,526
Prepaid expenses	2,659

Total Assets	1,399,461,531

LIABILITIES:
Payable to broker for collateral for securities on loan	80,380,998
Payable for investments purchased	23,264,061
Payable for fund share repurchased	11,803,107
Foreign capital gains tax liability accrued	902,228
Advisory fees payable	454,533
Accrued expenses and other liabilities	271,867
Shareholder servicing fees payable	16,420
Affiliated transfer agent fee payable	898

Total Liabilities	117,094,112

NET ASSETS	$1,282,367,419

Net assets were comprised of:
Paid-in capital	$1,825,906,794
Retained earnings	(543,539,375)

Net assets, June 30, 2009	$1,282,367,419

Net asset value and redemption price per share, $1,282,367,419 / 151,852,581 outstanding shares of beneficial interest	$8.44

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,435,379 foreign withholding tax)	$13,743,036
Affiliated dividend income	216,952
Affiliated income from securities lending, net	118,617

14,078,605

EXPENSES
Advisory fees	5,052,964
Shareholder servicing fees and expenses	462,547
Custodian and accounting fees	213,000
Insurance expenses	16,000
Trustees’ fees	15,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Legal fees and expenses	7,000
Shareholders’ reports	6,000
Loan interest expense (Note 7)	2,020
Miscellaneous	22,693

Total expenses	5,816,224

NET INVESTMENT INCOME	8,262,381

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(187,630,295)
Foreign currency transactions	(2,434,711)

(190,065,006)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $(902,228))	314,803,251
Foreign currencies	484,313

315,287,564

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	125,222,558

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,484,939

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,262,381	$23,531,844
Net realized loss on investment and foreign currency transactions	(190,065,006)	(401,148,555)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	315,287,564	(749,519,914)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	133,484,939	(1,127,136,625)

DISTRIBUTIONS	(23,586,421)	(340,607,398)

FUND SHARE TRANSACTIONS:
Fund share sold [39,232,663 and 69,517,314 shares, respectively]	302,370,319	800,064,242
Fund share issued in reinvestment of distributions [2,711,083 and 24,556,157 shares, respectively]	23,586,421	340,590,297
Fund share repurchased [22,034,936 and 114,036,142 shares, respectively]	(157,344,038)	(1,442,482,333)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	168,612,702	(301,827,794)

TOTAL INCREASE (DECREASE) IN NET ASSETS	278,511,220	(1,769,571,817)
NET ASSETS:
Beginning of period	1,003,856,199	2,773,428,016

End of period	$1,282,367,419	$1,003,856,199

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 94.7%
COMMON STOCKS — 94.7%
Australia — 3.4%
Amcor Ltd.	704,700	$2,833,628
Australia & New Zealand Banking Group Ltd.	179,544	2,379,404
AWB Ltd.	790,100	747,977
BHP Billiton Ltd.	360,406	9,873,646
BlueScope Steel Ltd.	420,300	852,244
Centennial Coal Co. Ltd.	413,500	812,074
Challenger Financial Services Group Ltd.	45,200	81,092
Downer EDI Ltd.	613,100	2,757,031
Macquarie Group Ltd.	100,700	3,152,576
National Australia Bank Ltd.	181,900	3,277,150
Pacific Brands Ltd.	838,600	574,778
Qantas Airways Ltd.	1,176,500	1,905,104
Tabcorp Holdings Ltd.	257,900	1,484,247

		30,730,951

Austria — 0.1%
Voestalpine AG	35,200	969,549

Belgium — 0.6%
AGFA-Gevaert NV*	142,500	408,208
Delhaize Group	29,600	2,083,969
Solvay SA	39,800	3,366,951

		5,859,128

Brazil — 2.8%
BM&FBOVESPA SA	938,300	5,602,506
Companhia Brasileira de Meios de Pagamento*	183,000	1,573,641
Empresa Brasileira de Aeronautica SA, ADR	186,000	3,080,160
Petroleo Brasileiro SA, ADR	261,600	10,720,368
Redecard SA	251,000	3,842,817

		24,819,492

Canada — 3.8%
Canadian National Railway Co.	210,200	9,030,386
Canadian Natural Resources Ltd.	157,100	8,264,582
Potash Corp. of Saskatchewan, Inc.	74,200	6,904,310
Rogers Communications, Inc. (Class B Stock)	402,100	10,336,406

		34,535,684

Cayman Islands — 0.7%
Baidu, Inc., ADR*	20,300	6,112,127

China — 4.1%
China Life Insurance Co. Ltd. (Class H Stock)	3,090,408	11,357,873
China Merchants Bank Co. Ltd. (Class H Stock)	3,974,718	9,020,603
China Mobile Ltd.	382,178	3,826,520
Industrial & Commercial Bank of China Ltd. (Class H Stock)	18,969,640	13,140,024

		37,345,020

Denmark — 3.3%
Danske Bank A/S*	124,600	2,149,550
H. Lundbeck A/S	80,000	1,522,053
Novo Nordisk A/S (Class B Stock)	245,100	13,349,431
Vestas Wind Systems A/S*	172,161	12,355,076

		29,376,110

Finland — 2.0%
Fortum Oyj	232,307	5,295,041
Nokia Oyj	734,536	10,758,873
Pohjola Bank PLC	50,800	407,013
Rautaruukki Oyj	32,000	641,837
TietoEnator Oyj	98,000	1,304,074

		18,406,838

France — 8.1%
Air Liquide SA	87,102	7,992,141
AXA SA	383,637	7,261,093
BNP Paribas	230,271	15,016,582
Cap Gemini SA	33,100	1,225,018
Ciments Francais SA	10,600	900,918
Compagnie Generale des Establissements Michelin (Class B Stock)	20,800	1,191,254
Credit Agricole SA	65,700	823,765
France Telecom SA	100,800	2,293,571
Lafarge SA	12,892	877,145
Lagardere SCA	27,300	910,162
LVMH Moet Hennessy Louis Vuitton SA	153,067	11,739,297
Rallye SA	74,400	1,974,353
Safran SA	143,100	1,895,351
Sanofi-Aventis SA	107,000	6,322,618
SEB SA	41,700	1,730,460
Societe Generale	13,900	762,982
Thales SA	51,800	2,325,519
Total SA	52,600	2,850,959
Vivendi	204,100	4,899,204

		72,992,392

Germany — 7.7%
Allianz SE	8,900	820,960
Aurubis AG	39,658	1,152,500
BASF SE	66,800	2,661,432
Daimler AG	51,500	1,870,263
Deutsche Bank AG	163,900	9,963,638
Deutsche Boerse AG	89,700	6,980,902
Deutsche Lufthansa AG	80,500	1,010,975
E.ON AG	323,323	11,477,313
Fresenius Medical Care AG & Co. KGaA	149,900	6,735,977
Hannover Rueckversicherung AG*	28,800	1,064,667
MTU Aero Engines Holding AG	65,900	2,407,996
Muenchener Rueckversicherungs AG	27,100	3,661,363
RWE AG	18,100	1,427,360
SAP AG	309,970	12,497,504

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Germany (cont’d.)
Suedzucker AG	54,000	$1,094,472
ThyssenKrupp AG	119,600	2,979,541
Tognum AG	132,900	1,748,673

		69,555,536

Greece — 1.5%
Alpha Bank A.E.*	60,100	657,982
Mytilineos Holdings SA	30,000	244,316
National Bank of Greece SA*	364,231	10,104,261
OPAP SA	95,200	2,538,521

		13,545,080

Hong Kong — 2.4%
Chaoda Modern Agriculture Holdings Ltd.	1,734,602	1,014,355
Hong Kong Exchanges and Clearing Ltd.	990,058	15,302,826
Kingboard Chemical Holdings Ltd.	818,000	2,005,427
Noble Group Ltd.	2,028,000	2,527,649
Orient Overseas International Ltd.	119,307	506,267

		21,356,524

Ireland — 0.4%
Covidien PLC	62,700	2,347,488
Irish Life & Permanent PLC*	206,800	1,049,033

		3,396,521

Israel — 2.2%
Teva Pharmaceutical Industries Ltd., ADR	399,574	19,714,981

Italy — 1.5%
Banco Popolare SC*	87,100	651,346
Enel SpA	251,700	1,228,784
ENI SpA	192,000	4,553,692
Finmeccanica SpA	148,700	2,096,973
Fondiaria-Sai SpA	47,400	765,128
Indesit Co. SpA*	99,900	511,765
Intesa Sanpaolo SpA*	300,000	969,458
Telecom Italia SpA	1,897,100	2,630,303

		13,407,449

Japan — 14.0%
Alpine Electronics, Inc.*	57,400	593,782
Alps Electric Co. Ltd.*	108,200	586,625
Aoyama Trading Co. Ltd.	109,100	1,882,998
Asahi Kasei Corp.	426,000	2,161,419
Astellas Pharma, Inc.	112,000	3,954,962
Circle K Sunkus Co. Ltd.	124,400	1,940,468
Cosmo Oil Co. Ltd.	482,000	1,631,873
Denki Kagaku Kogyo Kabushiki Kaisha	312,000	866,532
Fanuc Ltd.	91,990	7,371,740
Fuji Fire & Marine Insurance Co. Ltd. (The)*	282,000	358,816
Hitachi Capital Corp.	179,000	2,421,320
Hitachi Information Systems Ltd.	73,600	1,552,793
Honda Motor Co. Ltd.	35,200	968,382
Kddi Corp.	600	3,183,627
Keihin Corp.	135,000	1,773,721
Keiyo Bank Ltd. (The)	75,000	393,147
Komatsu Ltd.	714,113	11,025,586
Kyoei Steel Ltd.	67,900	1,917,891
Kyowa Exeo Corp.	118,000	1,173,334
Marubeni Corp.	505,000	2,233,507
Miraca Holdings, Inc.	76,800	1,877,296
Mitsubishi Corp.	119,600	2,207,005
Mitsubishi UFJ Financial Group, Inc.	1,830,900	11,305,435
Mitsui & Co. Ltd.	158,000	1,872,249
Mitsui Chemicals, Inc.	217,000	691,739
Mitsui Mining & Smelting Co. Ltd.*	475,000	1,226,356
Namco Bandai Holdings Inc.	146,000	1,601,288
Nifco, Inc.	72,900	1,129,291
Nintendo Co. Ltd.	23,988	6,638,797
Nippon Express Co. Ltd.	336,000	1,525,348
Nippon Light Metal Co. Ltd.*	1,350,000	1,538,924
Nippon Oil Corp.	433,900	2,555,027
Nippon Shokubai Co. Ltd.	273,000	2,092,069
Nippon Telegraph & Telephone Corp.	110,200	4,487,941
Nissan Motor Co. Ltd.*	240,700	1,460,782
NTT DoCoMo, Inc.	2,500	3,656,595
Omron Corp.	69,500	1,006,930
Onward Holdings Co. Ltd.	144,000	925,354
Ricoh Co. Ltd.	108,000	1,391,276
Sanwa Holdings Corp.	437,000	1,562,284
Seino Holding Co. Ltd.	235,000	1,949,366
SMK Corp.*	98,000	426,848
Sumitomo Corp.	227,100	2,308,402
Sumitomo Electric Industries Ltd.	134,600	1,509,110
Sumitomo Mitsui Financial Group, Inc.	30,000	1,213,959
Takeda Pharmaceutical Co. Ltd.	102,700	3,992,969
Takefuji Corp.	194,800	1,062,992
Tokai Tokyo Securities Co. Ltd.	58,000	210,508
Toppan Forms Co. Ltd.	71,100	910,359
Toyota Motor Corp.	304,200	11,504,044
UNY Co. Ltd.	141,000	1,204,730
Yokohama Rubber Co. Ltd. (The)	200	989
Zeon Corp.	304,000	1,187,160

		126,225,945

Liechtenstein — 0.1%
Verwaltungs und Privat Bank AG	4,600	452,116

Mexico — 1.8%
America Movil SAB de CV (Class L Stock), ADR	188,400	7,294,848
Wal-Mart de Mexico SAB de CV (Class V Stock)	3,013,600	8,936,729

		16,231,577

Netherlands — 1.9%
Aegon NV*	155,700	963,948
CSM NV	88,209	1,304,904
ING Groep NV, ADR*	127,500	1,291,712
Koninklijke DSM NV	71,300	2,242,151

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Netherlands (cont’d.)
Oce NV*	126,300	$679,100
Schlumberger Ltd.	190,859	10,327,380

		16,809,195

New Zealand — 0.1%
Air New Zealand Ltd.	1,857,800	1,079,533

Norway — 0.5%
DnB NOR ASA*	324,200	2,477,204
Norsk Hydro ASA*	91,500	471,462
StatoilHydro ASA	73,000	1,441,982

		4,390,648

Portugal — 0.5%
Banco Espirito Santo SA	115,492	622,800
Portugal Telecom SGPS SA	408,900	4,010,954

		4,633,754

Singapore — 0.2%
MobileOne Ltd.	459,090	484,627
Singapore Airlines Ltd.	169,000	1,547,228

		2,031,855

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	318,100	4,005,370
Banco Santander SA	523,200	6,324,546
Endesa SA*	59,300	1,424,322
Repsol YPF SA	180,700	4,044,961
Telefonica SA	622,457	14,135,796

		29,934,995

Sweden — 2.2%
Electrolux AB (Class B Stock)*	107,200	1,499,689
Hennes & Mauritz AB (Class B Stock)	274,834	13,723,643
Nordea Bank AB	94,600	751,822
Svenska Cellulosa AB SCA (Class B Stock)	169,800	1,787,725
Svenska Handelsbanken AB (Class A Stock)	130,000	2,465,219

		20,228,098

Switzerland — 7.6%
Adecco SA	32,200	1,345,870
Baloise Holding AG	28,500	2,119,357
Clariant AG*	262,000	1,659,263
Credit Suisse Group AG	74,100	3,394,965
Georg Fischer AG*	3,900	666,722
Holcim Ltd.*	28,875	1,643,974
Julius Baer Holding AG	194,265	7,555,394
Logitech International SA*	292,130	4,060,645
Nestle SA	307,575	11,613,555
Novartis AG	392,657	15,983,984
Rieter Holding AG*	5,000	839,717
Roche Holding AG	65,587	8,936,374
Swiss Re	63,611	2,113,634
Swisscom AG	11,000	3,384,932
Zurich Financial Services AG	18,800	3,322,962

		68,641,348

Turkey — 0.6%
Turkcell Iletisim Hizmet A/S	904,758	5,002,123

United Kingdom — 17.3%
Amdocs Ltd.*	300,800	6,452,160
ARM Holdings PLC	2,680,719	5,290,313
AstraZeneca PLC	156,100	6,882,829
Aviva PLC	169,600	954,911
Barclays PLC*	771,800	3,586,589
Beazley PLC	773,447	1,240,103
BP PLC	1,166,100	9,214,296
Brit Insurance Holdings PLC	459,500	1,429,956
British American Tobacco PLC	260,961	7,203,605
British Sky Broadcasting Group PLC	751,121	5,638,451
Britvic PLC	255,200	1,172,992
BT Group PLC	1,472,300	2,466,831
Carnival PLC*	370,362	9,864,072
Centrica PLC	309,800	1,139,144
Dairy Crest Group PLC	336,900	1,782,887
Davis Service Group PLC	256,763	1,410,840
Drax Group PLC	175,300	1,268,931
DS Smith PLC	528,500	579,598
GKN PLC*	468,500	958,662
GlaxoSmithKline PLC	120,500	2,128,427
Go-Ahead Group PLC	67,088	1,319,736
Greene King PLC	174,200	1,110,545
IMI PLC	307,700	1,582,444
Kingfisher PLC	2,180,200	6,396,398
Legal & General Group PLC	1,091,100	1,020,559
Lloyds TSB Group PLC*	1,015,960	1,171,188
Marston’s PLC	713,900	1,397,211
Old Mutual PLC*	904,597	1,208,061
Premier Foods PLC*	854,149	518,965
Reckitt Benckiser Group PLC	240,129	10,966,185
Royal & Sun Alliance Insurance Group PLC	528,000	1,048,426
Royal Dutch Shell PLC (Class B Stock)	413,700	10,415,060
SABMiller PLC	320,906	6,552,229
Smith & Nephew PLC	767,718	5,699,648
Spectris PLC	245,700	2,233,003
Standard Chartered PLC	798,844	15,020,664
Tate & Lyle PLC	449,200	2,359,210
Thomas Cook Group PLC	712,500	2,414,272
Tomkins PLC	547,600	1,335,757
TT Electronics PLC	87,300	47,069
Vodafone Group PLC	2,021,000	3,930,721
Vodafone Group PLC, ADR	392,700	7,653,723

		156,066,671

TOTAL COMMON STOCKS (cost $1,039,952,511)		853,851,240

	Units
RIGHTS*
Belgium
Fortis, expiring 03/09/14 (cost $0)	88,600	—

TOTAL LONG-TERM INVESTMENTS (cost $1,039,952,511)		853,851,240

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series(w) (cost $47,684,081) (Note 4)	47,684,081	$47,684,081

TOTAL INVESTMENTS(o) — 100.0% (cost $1,087,636,592)		901,535,321
Liabilities in excess of other assets(x)		(145,081)

NET ASSETS — 100.0%		$901,390,240

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
AUD	Australian Dollar
EUR	Euro
MXN	Mexican Peso
SEK	Swedish Krona
*	Non-income producing security.
(o)	As of June 30, 2009, 225 securities representing $725,656,628 and 80.5% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized depreciation on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Australian Dollar,
Expiring 07/06/09	UBS Securities	AUD	58	$46,577	$46,517	$(60)
Euro,
Expiring 07/06/09	UBS Securities	EUR	885	1,242,631	1,241,788	(843)
Swedish Krona,
Expiring 07/06/09	UBS Securities	SEK	5,183	673,010	671,874	(1,136)

				$1,962,218	$1,960,179	$(2,039)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Mexican Peso,
Expiring 11/30/09	State Street Bank	MXN	191,014	$14,148,661	$14,187,810	$(39,149)

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$—	$30,730,951	$—
Austria	—	969,549	—
Belgium	—	5,859,128	—
Brazil	24,819,492	—	—
Canada	34,535,684	—	—
Cayman Islands	6,112,127	—	—
China	—	37,345,020	—
Denmark	—	29,376,110	—
Finland	—	18,406,838	—
France	—	72,992,392	—
Germany	—	69,555,536	—
Greece	—	13,545,080	—
Hong Kong	—	21,356,524	—
Ireland	2,347,488	1,049,033	—
Israel	19,714,981	—	—
Italy	—	13,407,449	—
Japan	—	126,225,945	—
Liechtenstein	—	452,116	—
Mexico	16,231,577	—	—
Netherlands	10,327,380	6,481,815	—
New Zealand	—	1,079,533	—
Norway	—	4,390,648	—
Portugal	—	4,633,754	—
Singapore	—	2,031,855	—
Spain	—	29,934,995	—
Sweden	—	20,228,098	—
Switzerland	—	68,641,348	—
Turkey	—	5,002,123	—
United Kingdom	14,105,883	141,960,788	—
Affiliated Money Market Mutual Fund	47,684,081	—	—

	$175,878,693	$725,656,628	$—
Other Financial Instruments*	—	(41,188)	—

Total	$175,878,693	$725,615,440	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks

Balance as of 12/31/08	$4,548,738
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(68,540)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(4,480,198)

Balance as of 6/30/09	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Banks	12.4%
Telecommunications	11.3
Pharmaceuticals	9.4
Oil, Gas & Consumable Fuels	6.4
Diversified Financial Services	5.4
Affiliated Money Market Mutual Fund	5.3
Insurance	4.4
Entertainment & Leisure	4.3
Chemicals	3.8
Retail & Merchandising	2.5
Machinery & Equipment	2.4
Electric	2.2
Food	2.1
Financial – Bank & Trust	2.0
Automobile Manufacturers	1.8
Electronic Components & Equipment	1.8
Holding Companies – Diversified	1.7
Computer Services & Software	1.6
Transportation	1.6
Consumer Products & Services	1.5
Aerospace/Defense	1.4
Beverages	1.0
Oil & Gas	0.9
Healthcare Products	0.9
Auto Parts & Equipment	0.8
Tobacco	0.8
Distribution/Wholesale	0.8
Healthcare – Services	0.7
Media	0.7
Internet	0.7
Iron/Steel	0.6
Semiconductors	0.6
Airlines	0.5
Building Materials	0.5
Computer Hardware	0.4
Commercial Services	0.4
Diversified Manufacturing	0.4
Financial Services	0.3
Containers & Packaging	0.3
Engineering/Construction	0.3
Paper & Forest Products	0.3
Mining	0.3
Office Equipment	0.3
Foods	0.2
Home Furnishings	0.2
Equipment Services	0.2
Conglomerates	0.2
Agriculture	0.2
Electronics	0.2
Computers	0.2
Multi-Utilities	0.2
Metals & Mining	0.1
Metal Fabricate/Hardware	0.1
Gas Distribution	0.1
Clothing & Apparel	0.1
Building & Construction	0.1
Coal	0.1

100.0
Liabilities in excess of other assets	— *

100.0%

*	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	—	$—	Unrealized depreciation on foreign currency forward contracts	$41,188

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(1,503,325)	$(1,503,325)
Equity contracts	(207,658)	27,507	—	(180,151)

Total	$(207,658)	$27,507	$(1,503,325)	$(1,683,476)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$230,318

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,039,952,511)	$853,851,240
Affiliated investments (cost $47,684,081)	47,684,081
Cash	2,367,611
Foreign currency, at value (cost $2,082,108)	2,099,700
Tax reclaim receivable	3,667,714
Dividends receivable	2,129,691
Receivable for fund share sold	1,546,632
Prepaid expenses	1,350

Total Assets	913,348,019

LIABILITIES:
Payable for investments purchased	11,412,034
Advisory fees payable	329,758
Accrued expenses and other liabilities	162,029
Unrealized depreciation on foreign currency forward contracts	41,188
Shareholder servicing fees payable	9,188
Payable for fund share repurchased	2,684
Affiliated transfer agent fee payable	898

Total Liabilities	11,957,779

NET ASSETS	$901,390,240

Net assets were comprised of:
Paid-in capital	$1,223,704,831
Retained earnings	(322,314,591)

Net assets, June 30, 2009	$901,390,240

Net asset value and redemption price per share, $901,390,240 / 75,343,274 outstanding shares of beneficial interest	$11.96

STATEMENT OF OPERATIONS (Unaudited) Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,681,519 foreign withholding tax)	$14,775,596
Affiliated dividend income	181,367

14,956,963

EXPENSES
Advisory fees	3,390,668
Shareholder servicing fees and expenses	328,335
Custodian and accounting fees	141,000
Audit fee	12,000
Trustees’ fees	10,000
Insurance expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Loan interest expense (Note 7)	168
Miscellaneous	21,029

Total expenses	3,928,200

NET INVESTMENT INCOME	11,028,763

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(71,342,219)
Foreign currency transactions	(2,168,972)

(73,511,191)

Net change in unrealized appreciation (depreciation) on:
Investments	137,849,257
Foreign currencies	218,532

138,067,789

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	64,556,598

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,585,361

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$11,028,763	$21,914,221
Net realized loss on investment and foreign currency transactions	(73,511,191)	(72,515,430)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	138,067,789	(508,302,885)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,585,361	(558,904,094)

DISTRIBUTIONS	(21,955,824)	(97,450,921)

FUND SHARE TRANSACTIONS:
Fund share sold [23,924,107 and 38,358,049 shares, respectively]	259,522,187	586,329,336
Fund share issued in reinvestment of distributions [1,786,479 and 5,444,186 shares, respectively]	21,955,824	97,450,921
Fund share repurchased [9,113,859 and 54,917,933 shares, respectively]	(91,232,041)	(906,240,768)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	190,245,970	(222,460,511)

TOTAL INCREASE (DECREASE) IN NET ASSETS	243,875,507	(878,815,526)
NET ASSETS:
Beginning of period	657,514,733	1,536,330,259

End of period	$901,390,240	$657,514,733

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 97.3%

Australia — 2.4%
BHP Billiton Ltd.	129,639	$3,551,577
Rio Tinto Ltd.	15,140	632,418
Rio Tinto Ltd. (New Shares)*	7,949	334,336

		4,518,331

Belgium — 1.0%
Anheuser-Busch InBev NV	50,330	1,824,945

Brazil — 1.8%
Petroleo Brasileiro SA, ADR	43,020	1,762,960
Vale SA, ADR(a)	85,819	1,512,989

		3,275,949

Canada
Nortel Networks Corp.*	2,492	109

China — 1.4%
China Life Insurance Co. Ltd. (Class H Stock)	316,000	1,161,364
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,200,000	1,523,911

		2,685,275

Finland — 1.3%
Nokia Oyj	162,817	2,384,808

France — 13.7%
Accor SA	30,811	1,227,584
AXA SA	115,046	2,177,474
BNP Paribas	48,658	3,173,117
Cie de Saint-Gobain	27,600	928,678
GDF Suez	30,210	1,130,831
Imerys SA	28,352	1,191,573
Imerys SA (New Shares)*	5,670	215,957
Lafarge SA	23,998	1,632,773
Lafarge SA (New Shares)*	11,076	725,162
LVMH Moet Hennessy Louis Vuitton SA	18,810	1,442,611
Pernod-Ricard SA	23,686	1,497,513
PPR	16,690	1,368,202
Sanofi-Aventis SA	41,586	2,457,312
Total SA	116,036	6,289,238

		25,458,025

Germany — 7.3%
Bayer AG	37,820	2,032,456
Deutsche Post AG	54,600	712,912
E.ON AG	93,729	3,327,190
Linde AG	19,100	1,569,126
RWE AG	9,900	780,711
SAP AG	42,021	1,694,221
Siemens AG	32,212	2,227,545
Symrise AG	80,740	1,195,550

		13,539,711

Greece — 0.4%
Piraeus Bank SA*	68,898	685,952

Hong Kong — 2.3%
China Mobile Ltd.	145,000	1,451,798
Esprit Holdings Ltd.	265,300	1,473,961
Hang Lung Properties Ltd.	398,000	1,310,627

		4,236,386

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR(a)	36,200	1,786,108

Italy — 3.5%
ENI SpA	121,963	2,892,614
Intesa Sanpaolo SpA*	547,625	1,769,666
UniCredit SpA*	743,675	1,880,978

		6,543,258

Japan — 18.0%
Astellas Pharma, Inc.	54,600	1,928,044
Canon, Inc.	71,750	2,343,642
Daikin Industries Ltd.	39,100	1,258,374
East Japan Railway Co.	22,300	1,342,591
Honda Motor Co. Ltd.	100,700	2,770,343
Japan Tobacco, Inc.	844	2,638,203
Komatsu Ltd.	117,000	1,806,428
Mitsubishi Corp.	136,900	2,526,245
Mitsubishi UFJ Financial Group, Inc.	356,300	2,200,080
Mitsui Fudosan Co. Ltd.	101,000	1,751,761
Murata Manufacturing Co. Ltd.	30,800	1,314,526
Nidec Corp.	31,600	1,923,472
Nintendo Co. Ltd.	8,000	2,214,039
Nomura Holdings, Inc.	154,300	1,302,422
Shin-Etsu Chemical Co. Ltd.	27,100	1,256,868
Sumitomo Corp.	203,400	2,067,499
Sumitomo Mitsui Financial Group, Inc.	48,200	1,950,428
Yahoo! Japan Corp.	2,500	795,112

		33,390,077

Mexico — 1.3%
America Movil SAB de CV (Class L Stock), ADR(a)	37,400	1,448,128
Fomento Economico Mexicano SABde CV, ADR(a)	33,330	1,074,559

		2,522,687

Netherlands — 4.3%
ING Groep NV, ADR*	140,341	1,421,805
Koninklijke Philips Electronics NV	53,022	978,950
Reed Elsevier NV	129,274	1,429,426
Royal Dutch Shell PLC (Class A Stock)	117,765	2,950,871
Wolters Kluwer NV	73,446	1,288,468

		8,069,520

Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA	164,287	2,068,627
Industria de Diseno Textil SA	28,960	1,393,763
Telefonica SA	165,670	3,762,312

		7,224,702

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)

Sweden — 0.7%
Atlas Copco AB (Class A Stock)	122,500	$1,233,478

Switzerland — 9.5%
ABB Ltd.*	146,597	2,314,866
Adecco SA	39,638	1,656,757
Holcim Ltd.*	32,894	1,872,792
Nestle SA	112,602	4,251,677
Novartis AG	61,622	2,508,462
Roche Holding AG	23,120	3,150,151
Zurich Financial Services AG	10,645	1,881,539

		17,636,244

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	81,256	764,619

United Kingdom — 23.1%
Barclays PLC*	442,450	2,056,085
BG Group PLC	167,481	2,820,325
British Land Co. PLC, REIT	229,666	1,446,171
Burberry Group PLC	281,566	1,962,284
Centrica PLC	319,790	1,175,878
GlaxoSmithKline PLC	127,843	2,258,129
HSBC Holdings PLC	559,791	4,670,775
ICAP PLC	317,366	2,363,737
Imperial Tobacco Group PLC	68,540	1,783,926
Man Group PLC	370,909	1,700,206
Marks & Spencer Group PLC	365,990	1,845,547
Prudential PLC	252,983	1,729,255
Rio Tinto PLC	18,460	639,296
Standard Chartered PLC	184,590	3,470,846
Tesco PLC	553,734	3,233,722
Vodafone Group PLC	2,149,550	4,180,743
WM Morrison Supermarkets PLC	273,810	1,069,445
Wolseley PLC*	70,964	1,358,483
WPP PLC	303,632	2,019,150
Xstrata PLC*	98,578	1,071,370

		42,855,373

TOTAL COMMON STOCKS (cost $218,394,891)		180,635,557

RIGHTS* — 0.1%
United Kingdom
Rio Tinto PLC, expiring 07/10/09 (cost $82,218)	9,692	111,292

TOTAL LONG-TERM INVESTMENTS (cost $218,477,109)		180,746,849

SHORT-TERM INVESTMENT — 6.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $12,035,932; includes $5,805,504 of cash collateral for securities on loan)(b)(w) (Note 4)	12,035,932	12,035,932

TOTAL INVESTMENTS(o) — 103.8% (cost $230,513,041)		192,782,781
Liabilities in excess of other assets — (3.8)%		(7,140,995)

NET ASSETS — 100.0%		$185,641,786

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt REIT Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $5,586,338; cash collateral of $5,805,504 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2009, 90 securities representing $172,286,085 and 92.8% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$—	$4,518,331	$—
Belgium	—	1,824,945	—
Brazil	3,275,949	—	—
Canada	109	—	—
China	—	2,685,275	—
Finland	—	2,384,808	—
France	—	25,458,025	—
Germany	—	13,539,711	—
Greece	—	685,952	—
Hong Kong	—	4,236,386	—
Israel	1,786,108	—	—
Italy	—	6,543,258	—
Japan	—	33,390,077	—
Mexico	2,522,687	—	—
Netherlands	—	8,069,520	—
Spain	—	7,224,702	—
Sweden	—	1,233,478	—
Switzerland	—	17,636,244	—
Taiwan	764,619	—	—
United Kingdom	—	42,855,373	—
Rights	—	111,292	—
Affiliated Money Market Mutual Fund	12,035,932	—	—

	$20,385,404	$172,397,377	$—
Other Financial Instruments*	—	—	—

Total	$20,385,404	$172,397,377	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/08	$2,223,830
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(2,223,830)

Balance as of 6/30/09	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Commercial Banks	13.7%
Oil, Gas and Consumable Fuels	9.1
Pharmaceuticals	7.6
Telecommunications	7.2
Affiliated Money Market Mutual Fund (3.1% represents investments purchased with collateral from securities on loan)	6.4
Food & Staples Retailing	4.6
Insurance	4.4
Metals & Mining	4.3
Building Materials	4.1
Electronics	3.5
Chemicals	3.3
Distribution/Wholesale	3.2
Retail	2.5
Tobacco	2.4
Beverages	2.3
Electric	2.2
Financial Services	2.0
Apparel	1.9
Machinery & Equipment	1.7
Real Estate	1.6
Automobiles	1.5
Media	1.5
Diversified Operations	1.3
Engineering & Construction	1.2
Miscellaneous Manufacturing	1.2
Toys	1.2
Transportation	1.1
Software	0.9
Commercial Services & Supplies	0.9
Real Estate Investment Trusts	0.8
Consumer Products & Services	0.8
Diversified Financial Services	0.7
Lodging	0.7
Gas Distribution	0.6
Oil & Consumable Fuels	0.6
Internet Services	0.4
Semiconductors and Semiconductor Equipment	0.4

103.8
Liabilities in excess of other assets	(3.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not accounted for as hedging instruments, carried at fair value
Equity contracts	Unaffiliated investments	$111,292	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights
Equity contracts	$25

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights
Equity contracts	$29,074

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2009

ASSETS:
Investments at value, including securities on loan of $5,586,338:
Unaffiliated investments (cost $218,477,109)	$180,746,849
Affiliated investments (cost $12,035,932)	12,035,932
Cash	227,036
Foreign currency, at value (cost $935,358)	934,196
Tax reclaim receivable	1,541,612
Dividends receivable	545,916
Receivable for fund share sold	72,274
Prepaid expenses	2,962

Total Assets	196,106,777

LIABILITIES:
Payable to broker for collateral for securities on loan	5,805,504
Payable for investments purchased	2,295,922
Payable for fund share repurchased	2,211,678
Advisory fees payable	100,859
Accrued expenses and other liabilities	48,073
Shareholder servicing fees payable	2,057
Affiliated transfer agent fee payable	898

Total Liabilities	10,464,991

NET ASSETS	$185,641,786

Net assets were comprised of:
Paid-in capital	$228,767,687
Retained earnings	(43,125,901)

Net assets, June 30, 2009	$185,641,786

Net asset value and redemption price per share, $185,641,786 / 11,759,875 outstanding shares of beneficial interest	$15.79

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $369,411 foreign withholding tax)	$3,203,917
Affiliated dividend income	19,791
Affiliated income from securities lending, net	6,197

3,229,905

EXPENSES
Advisory fees	722,796
Shareholder servicing fees and expenses	78,472
Custodian and accounting fees	32,000
Audit fee	12,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Loan interest expense (Note 7)	353
Miscellaneous	9,743

Total expenses	880,364
Less: advisory fee waiver	(85,463)

Net expenses	794,901

NET INVESTMENT INCOME	2,435,004

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(6,946,673)
Foreign currency transactions	(9,431)

(6,956,104)

Net change in unrealized appreciation (depreciation) on:
Investments	18,213,132
Foreign currencies	19,915

18,233,047

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	11,276,943

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,711,947

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,435,004	$8,304,068
Net realized gain (loss) on investment and foreign currency transactions	(6,956,104)	30,916,242
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,233,047	(190,426,363)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,711,947	(151,206,053)

DISTRIBUTIONS	(8,318,645)	(7,807,619)

FUND SHARE TRANSACTIONS:
Fund share sold [1,616,005 and 1,947,548 shares, respectively]	24,144,662	40,538,796
Fund share issued in reinvestment of distributions [506,308 and 326,952 shares, respectively]	8,318,645	7,807,619
Fund share repurchased [1,518,940 and 10,067,955 shares, respectively]	(20,295,509)	(219,221,565)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	12,167,798	(170,875,150)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,561,100	(329,888,822)
NET ASSETS:
Beginning of period	168,080,686	497,969,508

End of period	$185,641,786	$168,080,686

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 96.5%

Aerospace & Defense — 4.1%
Boeing Co. (The)	36,800	$1,564,000
Empresa Brasileira de Aeronautica SA, ADR (Brazil)	248,400	4,113,504
General Dynamics Corp.	244,984	13,569,664
Lockheed Martin Corp.	213,921	17,252,729
Northrop Grumman Corp.	161,200	7,363,616
United Technologies Corp.(a)	448,970	23,328,481

		67,191,994

Beverages — 1.0%
PepsiCo, Inc.	316,920	17,417,923

Biotechnology — 1.1%
Amgen, Inc.*	345,815	18,307,446

Chemicals — 1.5%
Air Products & Chemicals, Inc.	158,460	10,234,931
Dow Chemical Co. (The)	100,700	1,625,298
Eastman Chemical Co.	165,300	6,264,870
PPG Industries, Inc.	157,400	6,909,860

		25,034,959

Commercial Banks — 10.0%
Bank of America Corp.	3,592,112	47,415,878
Comerica, Inc.	108,500	2,294,775
KeyCorp(a)	826,300	4,329,812
Northern Trust Corp.	226,239	12,144,510
PNC Financial Services Group, Inc.(a)	894,155	34,702,156
Regions Financial Corp.(a)	537,800	2,172,712
U.S. Bancorp	637,637	11,426,455
Wells Fargo & Co.(a)	2,070,324	50,226,060

		164,712,358

Commercial Services & Supplies — 1.2%
Waste Management, Inc.	693,076	19,517,020

Computer Services & Software — 0.5%
Oracle Corp.	369,740	7,919,831

Computers — 3.5%
Hewlett-Packard Co.	818,710	31,643,141
International Business Machines Corp.	248,254	25,922,683

		57,565,824

Consumer Products & Services — 0.5%
Procter & Gamble Co. (The)	159,444	8,147,588

Diversified Financial Services — 2.4%
Capital One Financial Corp.(a)	640,758	14,019,785
Goldman Sachs Group, Inc. (The)	171,274	25,252,639

		39,272,424

Electric — 2.2%
Edison International	159,700	5,024,162
NRG Energy, Inc.*(a)	316,920	8,227,243
Public Service Enterprise Group, Inc.	713,070	23,267,474

		36,518,879

Electric Utilities — 3.6%
American Electric Power Co., Inc.	316,917	9,155,732
Exelon Corp.	265,300	13,586,013
FirstEnergy Corp.	448,970	17,397,587
FPL Group, Inc.	157,450	8,952,607
PG&E Corp.	263,656	10,134,937

		59,226,876

Electronic Components & Equipment — 0.5%
Emerson Electric Co.	237,690	7,701,156

Electronic Equipment & Instruments — 0.6%
Tyco Electronics Ltd. (Switzerland)(a)	526,425	9,786,241

Electronics — 0.5%
Thermo Fisher Scientific, Inc.*(a)	211,280	8,613,886

Financial Services — 3.6%
Franklin Resources, Inc.	142,000	10,225,420
JPMorgan Chase & Co.	1,440,891	49,148,792

		59,374,212

Food — 1.8%
Nestle SA (Switzerland)	517,873	19,554,080
Nestle SA, ADR (Switzerland)(a)	277,233	10,429,506

		29,983,586

Food & Staples Retailing — 2.4%
Kroger Co. (The)	848,106	18,700,738
Safeway, Inc.	495,600	10,095,372
Wal-Mart Stores, Inc.	211,280	10,234,403

		39,030,513

Healthcare Products — 1.4%
Boston Scientific Corp.*	1,162,041	11,783,096
Covidien PLC (Ireland)	316,920	11,865,485

		23,648,581

Healthcare Providers & Services — 1.0%
Aetna, Inc.	324,225	8,121,836
UnitedHealth Group, Inc.(a)	321,255	8,024,950

		16,146,786

Healthcare Services — 0.4%
Biogen Idec, Inc.*	139,816	6,312,692

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	420,422	24,170,061

Household Durables — 0.1%
Fortune Brands, Inc.	45,800	1,591,092

Industrial Conglomerates — 0.4%
Tyco International Ltd. (Switzerland)	285,125	7,407,548

Insurance — 5.2%
ACE Ltd. (Switzerland)	290,510	12,849,257
Allstate Corp. (The)	278,800	6,802,720
Genworth Financial, Inc. (Class A Stock)	357,500	2,498,925
MetLife, Inc.(a)	1,155,245	34,668,902
Travelers Cos., Inc. (The)	526,040	21,588,682

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	(Note 2) Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Unum Group	207,450	$3,290,157
XL Capital Ltd. (Class A Stock) (Bermuda)(a)	448,300	5,137,518

		86,836,161

Internet Software & Services — 0.4%
eBay, Inc.*(a)	365,200	6,255,876

Machinery & Equipment — 1.4%
Cummins, Inc.	180,600	6,358,926
Deere & Co.	237,690	9,495,716
PACCAR, Inc.(a)	237,500	7,721,125

		23,575,767

Media — 0.5%
Comcast Corp. (Class A Stock)	578,339	8,380,132

Medical Supplies & Equipment — 0.9%
Johnson & Johnson	265,606	15,086,421

Metals & Mining — 2.7%
Alcoa, Inc.(a)	358,600	3,704,338
BHP Billiton Ltd., ADR (Australia)(a)	264,220	14,460,760
Freeport-McMoRan Copper & Gold, Inc.(a)	202,133	10,128,885
Nucor Corp.	211,796	9,410,096
Peabody Energy Corp.	211,280	6,372,205

		44,076,284

Multi-Line Retail — 0.5%
JC Penney Co., Inc.(a)	292,500	8,397,675

Multi-Utilities — 0.2%
Wisconsin Energy Corp.	94,100	3,830,811

Multimedia — 1.1%
Vivendi (France)	733,748	17,612,843

Oil, Gas & Consumable Fuels — 13.8%
Anadarko Petroleum Corp.	581,683	26,402,591
Apache Corp. (Class A Stock)	105,640	7,621,926
Chevron Corp.	493,753	32,711,136
Diamond Offshore Drilling, Inc.(a)	108,189	8,985,097
Exxon Mobil Corp.	477,076	33,352,383
Hess Corp.	398,333	21,410,399
Occidental Petroleum Corp.	484,362	31,875,863
Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)(a)	313,000	15,919,180
Total SA, ADR (France)(a)	606,883	32,911,265
Transocean Ltd. (Switzerland)*	120,593	8,958,854
XTO Energy, Inc.	211,280	8,058,219

		228,206,913

Pharmaceuticals — 6.1%
Abbott Laboratories(a)	426,174	20,047,225
Bristol-Myers Squibb Co.	980,700	19,918,017
Eli Lilly & Co.	196,500	6,806,760
Merck & Co., Inc.(a)	523,960	14,649,922
Pfizer, Inc.	2,234,221	33,513,315
Schering-Plough Corp.	208,300	5,232,496

		100,167,735

Railroads — 1.2%
Burlington Northern Santa Fe Corp.	264,100	19,421,914

Real Estate Investment Trusts — 1.3%
AvalonBay Communities, Inc.(a)	211,280	11,819,003
Boston Properties, Inc.(a)	211,280	10,078,056

		21,897,059

Retail & Merchandising — 3.6%
Best Buy Co., Inc.(a)	665,905	22,301,158
CVS Caremark Corp.	878,727	28,005,030
TJX Cos., Inc.	316,920	9,970,303

		60,276,491

Semiconductors & Semiconductor Equipment — 0.2%
Texas Instruments, Inc.(a)	157,400	3,352,620

Software — 2.7%
BMC Software, Inc.*(a)	96,600	3,264,114
CA, Inc.	774,719	13,503,352
Microsoft Corp.	1,186,506	28,203,248

		44,970,714

Specialty Retail — 1.9%
Gap, Inc. (The)	210,100	3,445,640
Home Depot, Inc. (The)	297,025	7,018,701
Limited Brands, Inc.(a)	282,000	3,375,540
Staples, Inc.	862,228	17,391,139

		31,231,020

Telecommunications — 4.8%
AT&T, Inc.	1,273,389	31,630,983
Cisco Systems, Inc.*	501,790	9,353,366
Ericsson LM Telephone, ADR (Sweden)(a)	1,068,362	10,448,580
Verizon Communications, Inc.	924,350	28,405,275

		79,838,204

Textiles, Apparel & Luxury Goods — 1.1%
Jones Apparel Group, Inc.	306,800	3,291,964
NIKE, Inc. (Class B Stock)	288,408	14,933,766

		18,225,730

Tobacco — 0.7%
Philip Morris International, Inc.	274,750	11,984,595

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC, ADR (United Kingdom)(a)	337,500	6,577,875

TOTAL COMMON STOCKS (cost $1,552,736,049)		1,594,802,316

PREFERRED STOCK — 0.2%
Diversified Financial Services
Citigroup, Inc., 8.125%(a) (cost $3,651,063)	220,315	4,115,484

TOTAL LONG-TERM INVESTMENTS (cost $1,556,387,112)		1,598,917,800

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)

SHORT-TERM INVESTMENT — 19.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $324,043,940; includes $283,235,661 of cash collateral for securities on loan) (Note 4)(b)(w)	324,043,940	$324,043,940

TOTAL INVESTMENTS(o) — 116.3% (cost $1,880,431,052)		1,922,961,740

Liabilities in excess of other assets — (16.3)%		(270,066,959)

NET ASSETS — 100.0%		$1,652,894,781

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $272,704,168; cash collateral of $283,235,661 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2009, two securities representing $37,166,923 and 2.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,557,635,393	$37,166,923	$—
Preferred Stock	4,115,484	—	—
Affiliated Money Market Mutual Fund	324,043,940	—	—

	$1,885,794,817	$37,166,923	$—
Other Financial Instruments*	—	—	—

Total	$1,885,794,817	$37,166,923	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008, the Portfolio had one level 3 security with a fair value of $0 and as of June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (17.1% represents investments purchased with collateral from securities on loan)	19.6%
Oil, Gas & Consumable Fuels	13.8
Commercial Banks	10.0
Pharmaceuticals	6.1
Insurance	5.2
Telecommunications	4.8
Aerospace & Defense	4.1
Retail & Merchandising	3.6
Financial Services	3.6
Electric Utilities	3.6
Computers	3.5
Software	2.7
Metals & Mining	2.7
Diversified Financial Services	2.6
Food & Staples Retailing	2.4
Electric	2.2
Specialty Retail	1.9
Food	1.8
Chemicals	1.5
Hotels, Restaurants & Leisure	1.5
Healthcare Products	1.4
Machinery & Equipment	1.4
Real Estate Investment Trusts	1.3
Commercial Services & Supplies	1.2
Railroads	1.2
Biotechnology	1.1
Textiles, Apparel & Luxury Goods	1.1
Multimedia	1.1
Beverages	1.0
Healthcare Providers & Services	1.0
Medical Supplies & Equipment	0.9
Tobacco	0.7
Electronic Equipment & Instruments	0.6
Electronics	0.5
Multi-Line Retail	0.5
Media	0.5
Consumer Products & Services	0.5
Computer Services & Software	0.5
Electronic Components & Equipment	0.5
Industrial Conglomerates	0.4
Wireless Telecommunication Services	0.4
Healthcare Services	0.4
Internet Software & Services	0.4
Multi-Utilities	0.2
Semiconductors & Semiconductor Equipment	0.2
Household Durables	0.1

116.3
Liabilities in excess of other assets	(16.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2009

ASSETS:
Investments at value, including securities on loan of $272,704,168: Unaffiliated investments (cost $1,556,387,112)	$1,598,917,800
Affiliated investments (cost $324,043,940)	324,043,940
Cash	8,736,037
Foreign currency, at value (cost $1,422,922)	1,449,040
Receivable for investments sold	19,261,384
Receivable for fund share sold	3,592,144
Dividends receivable	2,192,493
Tax reclaim receivable	80,971
Prepaid expenses	3,397

Total Assets	1,958,277,206

LIABILITIES:
Payable to broker for collateral for securities on loan	283,235,661
Payable for investments purchased	20,716,826
Payable for fund share repurchased	752,011
Advisory fees payable	440,303
Accrued expenses and other liabilities	219,976
Shareholder servicing fees payable	15,050
Deferred trustees’ fees	1,700
Affiliated transfer agent fee payable	898

Total Liabilities	305,382,425

NET ASSETS	$1,652,894,781

Net assets were comprised of:
Paid-in capital	$2,865,157,209
Retained earnings	(1,212,262,428)

Net assets, June 30, 2009	$1,652,894,781

Net asset value and redemption price per share, $1,652,894,781 / 168,884,676 outstanding shares of beneficial interest	$9.79

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $726,666 foreign withholding tax)	$21,573,268
Affiliated income from securities lending, net	450,054
Affiliated dividend income	215,672

22,238,994

EXPENSES
Advisory fees	5,239,247
Shareholder servicing fees and expenses	600,572
Custodian and accounting fees	150,000
Insurance expenses	20,000
Trustees’ fees	17,000
Loan interest expense (Note 7)	12,461
Audit fee	10,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Legal fees and expenses	6,000
Shareholders’ reports	6,000
Miscellaneous	16,721

Total expenses	6,085,001
Less: advisory fee waiver and expense reimbursement	(202,589)

Net expenses	5,882,412

NET INVESTMENT INCOME	16,356,582

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on: Investment transactions	(430,243,118)
Foreign currency transactions	3,956

(430,239,162)

Net change in unrealized appreciation (depreciation) on:
Investments	385,753,420
Foreign currencies	29,811

385,783,231

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(44,455,931)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,099,349)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$16,356,582	$48,266,380
Net realized loss on investment and foreign currency transactions	(430,239,162)	(839,764,546)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	385,783,231	(321,604,430)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(28,099,349)	(1,113,102,596)

DISTRIBUTIONS	(48,353,330)	(181,747,836)

FUND SHARE TRANSACTIONS:
Fund share sold [38,610,694 and 74,945,325 shares, respectively]	363,229,574	1,027,566,968
Fund share issued in reinvestment of distributions [4,796,957 and 11,503,028 shares, respectively]	48,353,330	181,747,836
Net asset value of shares issued in merger [0 and 44,346,533 shares, respectively]	—	807,345,995
Fund share repurchased [21,576,023 and 97,627,173 shares, respectively]	(191,077,946)	(1,350,388,835)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	220,504,958	666,271,964

TOTAL INCREASE (DECREASE) IN NET ASSETS	144,052,279	(628,578,468)
NET ASSETS:
Beginning of period	1,508,842,502	2,137,420,970

End of period	$1,652,894,781	$1,508,842,502

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 96.3%

Aerospace & Defense — 5.7%
General Dynamics Corp.	1,019,884	$56,491,375
Lockheed Martin Corp.	700,579	56,501,696

		112,993,071

Apparel — 2.7%
NIKE, Inc. (Class B Stock)	1,038,659	53,781,763

Banks — 13.0%
Bank of America Corp.	5,433,502	71,722,227
JPMorgan Chase & Co.	2,235,521	76,253,621
Morgan Stanley(a)	537,010	15,310,155
U.S. Bancorp	1,996,885	35,784,179
Wells Fargo & Co.(a)	2,414,718	58,581,059

		257,651,241

Biotechnology — 1.2%
Genzyme Corp.*	75,072	4,179,258
Gilead Sciences, Inc.*(a)	411,875	19,292,225

		23,471,483

Chemicals — 10.1%
Air Products & Chemicals, Inc.	271,349	17,526,432
Dow Chemical Co. (The)	2,004,940	32,359,732
Monsanto Co.	825,609	61,375,773
Potash Corp. of Saskatchewan, Inc. (Canada)	382,614	35,602,233
Praxair, Inc.(a)	736,279	52,327,348

		199,191,518

Computers — 6.5%
Apple, Inc.*	560,952	79,896,393
International Business Machines Corp.	471,337	49,217,010

		129,113,403

Diversified Financial Services — 0.6%
American Express Co.	521,607	12,122,147

Energy – Alternate Sources — 0.3%
First Solar, Inc.*	33,549	5,438,964

Entertainment & Leisure — 1.4%
Wynn Resorts Ltd.*(a)	805,958	28,450,317

Financial Services — 10.6%
Goldman Sachs Group, Inc. (The)	566,601	83,539,651
MasterCard, Inc. (Class A Stock)(a)	326,166	54,570,834
Visa, Inc. (Class A Stock)(a)	1,164,857	72,523,997

		210,634,482

Internet — 3.3%
Google, Inc. (Class A Stock)*	154,636	65,192,991

Media — 0.5%
DIRECTV Group, Inc. (The)*	404,958	10,006,512

Mining — 1.9%
BHP Billiton PLC, ADR (United Kingdom)(a)	803,109	36,509,335

Oil & Gas — 8.0%
EOG Resources, Inc.(a)	90,633	6,155,793
Petroleo Brasileiro SA, ADR (Brazil)	1,466,875	60,112,537
Transocean Ltd.*	1,117,613	83,027,470
XTO Energy, Inc.	231,641	8,834,788

		158,130,588

Oil & Gas Services — 0.9%
National Oilwell Varco, Inc.*	572,497	18,697,752

Pharmaceuticals — 2.0%
Abbott Laboratories	826,273	38,867,882

Railroads — 3.6%
Union Pacific Corp.(a)	1,369,379	71,289,871

Restaurants — 9.1%
McDonald’s Corp.	2,145,747	123,358,995
Yum! Brands, Inc.	1,707,438	56,925,983

		180,284,978

Retail & Merchandising — 7.5%
Costco Wholesale Corp.(a)	948,756	43,358,149
CVS Caremark Corp.	1,567,675	49,961,802
Lowe’s Cos., Inc.(a)	1,803,750	35,010,788
Wal-Mart Stores, Inc.	400,948	19,421,921

		147,752,660

Semiconductors — 0.8%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Taiwan)(a)	1,700,871	16,005,196

Software — 1.0%
Adobe Systems, Inc.*	719,575	20,363,972

Telecommunications — 3.9%
Juniper Networks, Inc.*	370,979	8,755,104
QUALCOMM, Inc.	1,501,717	67,877,609

		76,632,713

Transportation — 1.7%
Norfolk Southern Corp.(a)	867,286	32,670,664

TOTAL COMMON STOCKS (cost $1,879,753,867)		1,905,253,503

PREFERRED STOCK — 0.3%
Banks — 0.3%
Wells Fargo & Co., 8.00%(a) (cost $6,031,876)	316,224	7,051,795

TOTAL LONG-TERM INVESTMENTS (cost $1,885,785,743)		1,912,305,298

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 22.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $442,703,442; includes $368,897,995 of cash collateral for securities on loan)(b)(w) (Note 4)	442,703,442	$442,703,442

TOTAL INVESTMENTS — 119.0% (cost $2,328,489,185)		2,355,008,740
Liabilities in excess of other assets — (19.0)%		(376,182,277)

NET ASSETS — 100.0%		$1,978,826,463

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $354,558,087; cash collateral of $368,897,995 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,905,253,503	$—	$—
Preferred Stocks	7,051,795	—	—
Affiliated Money Market Mutual Fund	442,703,442	—	—

	$2,355,008,740	$—	$—
Other Financial Instruments*	—	—	—

Total	$2,355,008,740	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (18.6% represents investments purchased with collateral from securities on loan)	22.4%
Banks	13.3
Financial Services	10.6
Chemicals	10.1
Restaurants	9.1
Oil & Gas	8.0
Retail & Merchandising	7.5
Computers	6.5
Aerospace & Defense	5.7
Telecommunications	3.9
Railroads	3.6
Internet	3.3
Apparel	2.7
Pharmaceuticals	2.0
Mining	1.9
Transportation	1.7
Entertainment & Leisure	1.4
Biotechnology	1.2
Software	1.0
Oil & Gas Services	0.9
Semiconductors	0.8
Diversified Financial Services	0.6
Media	0.5
Energy – Alternate Sources	0.3

119.0
Liabilities in excess of other assets	(19.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $354,558,087:
Unaffiliated investments (cost $1,885,785,743)	$1,912,305,298
Affiliated investments (cost $442,703,442)	442,703,442
Cash	4,507,426
Receivable for fund share sold	5,656,581
Dividends receivable	2,354,418
Prepaid expenses	20,892
Tax reclaim receivable	13,678

Total Assets	2,367,561,735

LIABILITIES:
Payable to broker for collateral for securities on loan	368,897,995
Payable for investments purchased	18,832,204
Advisory fees payable	758,669
Accrued expenses and other liabilities	226,272
Shareholder servicing fees payable	17,554
Deferred trustees’ fees	1,675
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	5

Total Liabilities	388,735,272

NET ASSETS	$1,978,826,463

Net assets were comprised of:
Paid-in capital	$2,485,220,301
Retained earnings	(506,393,838)

Net assets, June 30, 2009	$1,978,826,463

Net asset value and redemption price per share, $1,978,826,463 / 150,641,742 outstanding shares of beneficial interest	$13.14

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $45,628 foreign withholding tax)	$14,302,065
Affiliated income from securities lending, net	1,758,433
Affiliated dividend income	417,340

16,477,838

EXPENSES
Advisory fees	7,705,273
Shareholder servicing fees and expenses	710,874
Custodian and accounting fees	166,000
Insurance expenses	35,000
Trustees’ fees	18,000
Audit fee	9,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	6,000
Miscellaneous	17,303

Total expenses	8,682,450

NET INVESTMENT INCOME	7,795,388

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(185,454,854)
Foreign currency transactions	(961)

(185,455,815)

Net change in unrealized appreciation (depreciation) on:
Investments	253,898,105
Foreign currencies	(12)

253,898,093

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	68,442,278

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,237,666

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,795,388	$17,774,675
Net realized loss on investment and foreign currency transactions	(185,455,815)	(353,445,180)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	253,898,093	(1,500,815,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	76,237,666	(1,836,486,090)

DISTRIBUTIONS	(17,837,141)	(202,578,207)

FUND SHARE TRANSACTIONS:
Fund share sold [35,478,091 and 60,571,138 shares, respectively]	437,577,697	1,100,575,517
Fund share issued in reinvestment of distributions [1,303,885 and 10,008,857 shares, respectively]	17,837,141	202,578,207
Net asset value of shares issued in merger [0 and 1,607,930 shares, respectively] (Note 10)	—	35,171,110
Fund share repurchased [27,230,597 and 167,328,746 shares, respectively]	(320,049,867)	(3,058,742,454)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	135,364,971	(1,720,417,620)

TOTAL INCREASE (DECREASE) IN NET ASSETS	193,765,496	(3,759,481,917)
NET ASSETS:
Beginning of period	1,785,060,967	5,544,542,884

End of period	$1,978,826,463	$1,785,060,967

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Australia — 0.2%
QBE Insurance Group Ltd.	8,663	$138,626

Austria — 0.5%
Erste Group Bank AG	13,905	377,498

Bermuda — 1.3%
Accenture Ltd. (Class A Stock)(a)	33,000	1,104,180

Canada — 1.3%
Canadian National Railway Co.	25,692	1,103,728

Czech Republic — 0.3%
Komercni Banka A/S	1,711	235,722

France — 12.7%
Air Liquide SA	11,599	1,064,279
AXA SA	52,370	991,206
Cie Generale d’Optique Essilor International SA	7,280	348,137
Danone	12,523	620,952
GDF Suez	29,942	1,120,799
Legrand SA	42,290	925,422
LVMH Moet Hennessy Louis Vuitton SA	21,990	1,686,498
Pernod-Ricard SA	12,095	764,689
Schneider Electric SA	17,746	1,358,248
Total SA	19,260	1,043,906
Vivendi	23,963	575,208

		10,499,344

Germany — 6.5%
Bayer AG	20,100	1,080,179
Beiersdorf AG	3,830	180,418
Deutsche Boerse AG	4,120	320,639
E.ON AG	14,774	524,447
Linde AG	23,320	1,915,813
Merck KGaA	13,050	1,327,914

		5,349,410

Italy — 0.4%
Intesa Sanpaolo SpA*	90,904	293,759

Japan — 6.7%
Aeon Credit Service Co. Ltd.	22,000	287,830
Canon, Inc.	31,700	1,035,449
Fanuc Ltd.	5,000	400,682
Hirose Electric Co. Ltd.	3,200	341,399
Hoya Corp.	47,100	943,502
INPEX Corp.	110	877,051
Kao Corp.	46,000	1,000,977
LAWSON, Inc.	5,700	250,891
Shin-Etsu Chemical Co. Ltd.	8,400	389,583

		5,527,364

Mexico — 0.4%
Grupo Modelo SAB de CV (Class C Stock)*	81,800	292,208

Netherlands — 6.3%
ASML Holding NV	23,430	507,846
Heineken NV	56,900	2,120,582
Royal Dutch Shell PLC (Class A Stock)	39,600	992,269
TNT NV	47,044	919,520
Wolters Kluwer NV	37,870	664,356

		5,204,573

Singapore — 0.8%
Singapore Telecommunications Ltd.	302,040	623,152

South Korea — 1.1%
Samsung Electronics Co. Ltd.	1,993	921,493

Switzerland — 11.8%
Actelion Ltd.*	4,998	261,966
Alcon, Inc.	6,190	718,783
Compagnie Financiere Richemont SA (Class A Stock)	41,658	868,499
Givaudan SA	1,788	1,097,560
Julius Baer Holding AG	12,169	473,279
Nestle SA	71,119	2,685,343
Roche Holding AG	15,570	2,121,447
Sonova Holding AG	3,704	301,606
Swiss Reinsurance Co.	14,400	478,476
UBS AG*	59,562	731,327

		9,738,286

United Kingdom — 9.9%
Burberry Group PLC	94,240	656,775
Diageo PLC	120,035	1,724,076
GlaxoSmithKline PLC	20,360	359,625
Ladbrokes PLC	155,085	469,973
Reckitt Benckiser Group PLC	41,590	1,899,328
Smiths Group PLC	47,050	544,405
Standard Chartered PLC	39,549	743,640
Tesco PLC	73,897	431,547
William Hill PLC*	181,130	586,615
WPP PLC	117,660	782,438

		8,198,422

United States — 37.4%
3M Co.(a)	29,730	1,786,773
American Express Co.	22,270	517,555
Bank of New York Mellon Corp. (The)	44,430	1,302,243
Chevron Corp.	12,070	799,638
Cisco Systems, Inc.*	68,880	1,283,923
DENTSPLY International, Inc.	23,870	728,512
DST Systems, Inc.*	8,420	311,119
Exxon Mobil Corp.	8,970	627,093
General Mills, Inc.	11,650	652,633
Goldman Sachs Group, Inc. (The)(a)	5,510	812,394
Harley-Davidson, Inc.(a)	18,110	293,563
Intel Corp.	48,620	804,661
International Flavors & Fragrances, Inc.	15,140	495,381
Johnson & Johnson	18,890	1,072,952
Medtronic, Inc.	37,870	1,321,284
NIKE, Inc. (Class B Stock)	30,510	1,579,808

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
United States (cont’d.)
Omnicom Group, Inc.	38,130	$1,204,145
Oracle Corp.	89,800	1,923,516
PepsiCo, Inc.	25,710	1,413,022
Praxair, Inc.(a)	7,170	509,572
Procter & Gamble Co.	17,114	874,525
Rockwell Automation, Inc.	18,980	609,638
Sally Beauty Holdings, Inc.*	24,570	156,265
Smucker, (J.M.) Co. (The)	16,824	818,656
State Street Corp.	29,290	1,382,488
Synthes, Inc.	8,690	840,279
Thermo Fisher Scientific, Inc.*(a)	22,380	912,433
United Parcel Service, Inc. (Class B Stock)	20,330	1,016,297
Walgreen Co.	42,060	1,236,564
Walt Disney Co. (The)(a)	62,630	1,461,158
Waters Corp.*(a)	20,650	1,062,855
Zimmer Holdings, Inc.*	23,470	999,822

		30,810,767

TOTAL LONG-TERM INVESTMENTS (cost $101,728,838)		80,418,532

SHORT-TERM INVESTMENT — 8.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $6,697,442; includes $5,207,644 of cash collateral for securities on loan)(b)(w) (Note 4)	6,697,442	6,697,442

TOTAL INVESTMENTS(o) — 105.7% (cost $108,426,280)		87,115,974

Liabilities in excess of other assets — (5.7)%		(4,689,927)

NET ASSETS — 100.0%		$82,426,047

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $5,008,606; cash collateral of $5,207,644 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2009, 57 securities representing $47,229,145 and 57.3% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$—	$138,626	$—
Austria	—	377,498	—
Bermuda	1,104,180	—	—
Canada	1,103,728	—	—
Czech Republic	—	235,722	—
France	—	10,499,344	—
Germany	—	5,349,410	—
Italy	—	293,759	—
Japan	—	5,527,364	—
Mexico	292,208	—	—
Netherlands	—	5,204,573	—
Singapore	—	623,152	—
South Korea	—	921,493	—
Switzerland	718,783	9,019,503	—
United Kingdom	—	8,198,422	—
United States	29,970,488	840,279	—
Affiliated Money Market Mutual Fund	6,697,442	—	—

	$39,886,829	$47,229,145	$—
Other Financial Instruments*	—	—	—

Total	$39,886,829	$47,229,145	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (6.3% represents investments purchased with collateral from securities on loan)	8.1%
Chemicals	7.9
Beverages	7.7
Food	6.3
Financial – Bank & Trust	6.3
Pharmaceuticals	4.9
Consumer Products & Services	4.8
Oil, Gas & Consumable Fuels	4.3
Retail & Merchandising	3.9
Medical Supplies & Equipment	3.5
Diversified Manufacturing	3.4
Entertainment & Leisure	3.4
Electronic Components & Equipment	3.2
Telecommunications	3.0
Healthcare Products	3.0
Financial Services	2.9
Computer Services & Software	2.7
Semiconductors	2.7
Oil & Gas	2.5
Electronics	2.4
Transportation	2.3
Conglomerates	2.2
Insurance	2.0
Media	1.7
Advertising	1.5
Commercial Services	1.3
Railroads	1.3
Office Equipment	1.3
Medical Products	1.2
Industrial Products	1.1
Retail	1.0
Clothing & Apparel	0.8
Utilities	0.7
Electronic Equipment & Instruments	0.4

105.7
Liabilities in excess of other assets	(5.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2009, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights
Equity contracts	$42

For the six months ended June 30, 2009, the Portfolio did not have any unrealized appreciation or (depreciation) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $5,008,606:
Unaffiliated investments (cost $101,728,838)	$80,418,532
Affiliated investments (cost $6,697,442)	6,697,442
Cash	522,078
Tax reclaim receivable	499,452
Dividends receivable	56,570
Receivable for fund share sold	24,731
Prepaid expenses	1,198

Total Assets	88,220,003

LIABILITIES:
Payable to broker for collateral for securities on loan	5,207,644
Payable for fund share repurchased	410,242
Accrued expenses and other liabilities	88,149
Advisory fees payable	34,830
Payable for investments purchased	33,646
Payable to custodian	17,645
Shareholder servicing fees payable	902
Affiliated transfer agent fee payable	898

Total Liabilities	5,793,956

NET ASSETS	$82,426,047

Net assets were comprised of:
Paid-in capital	$109,660,796
Retained earnings	(27,234,749)

Net assets, June 30, 2009	$82,426,047

Net asset value and redemption price per share, $82,426,047 / 11,337,380 outstanding shares of beneficial interest	$7.27

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $113,923 foreign withholding tax)	$1,131,928
Affiliated income from securities lending, net	9,983
Affiliated dividend income	5,346

1,147,257

EXPENSES
Advisory fees	342,027
Custodian and accounting fees	80,000
Shareholder servicing fees and expenses	34,203
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	4,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Insurance expenses	1,000
Loan interest expense (Note 7)	369
Miscellaneous	9,220

Total expenses	496,819

NET INVESTMENT INCOME	650,438

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(5,966,064)
Foreign currency transactions	(15,591)

(5,981,655)

Net change in unrealized appreciation (depreciation) on:
Investments	8,328,584
Foreign currencies	(17,058)

8,311,526

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	2,329,871

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,980,309

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$650,438	$1,719,086
Net realized loss on investment and foreign currency transactions	(5,981,655)	(358,871)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,311,526	(51,331,330)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,980,309	(49,971,115)

DISTRIBUTIONS	(1,724,859)	(33,686,699)

FUND SHARE TRANSACTIONS:
Fund share sold [2,221,820 and 3,620,519 shares, respectively]	15,433,448	37,683,370
Fund share issued in reinvestment of distributions [233,089 and 3,318,887 shares, respectively]	1,724,859	33,686,699
Fund share repurchased [1,891,654 and 9,840,420 shares, respectively]	(12,102,935)	(100,516,008)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,055,372	(29,145,939)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,310,822	(112,803,753)
NET ASSETS:
Beginning of period	76,115,225	188,918,978

End of period	$82,426,047	$76,115,225

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 93.7%
COMMON STOCKS
Aerospace & Defense — 1.8%
Goodrich Corp.	115,100	$5,751,547
Lockheed Martin Corp.	41,250	3,326,813
United Technologies Corp.	214,720	11,156,851

		20,235,211

Apparel/Shoes — 0.3%
Coach, Inc.	105,400	2,833,152

Automotive Parts — 0.4%
Advance Auto Parts, Inc.	111,370	4,620,741

Beverages — 2.2%
Coca-Cola Co. (The)	198,940	9,547,131
PepsiCo, Inc.	286,910	15,768,573

		25,315,704

Business Services — 0.9%
Dun & Bradstreet Corp. (The)	130,850	10,626,329

Cable Television — 0.7%
DIRECTV Group, Inc. (The)*(a)	316,850	7,829,364

Chemicals — 2.2%
Air Products & Chemicals, Inc.	170,290	10,999,031
Ecolab, Inc.	191,310	7,459,177
Praxair, Inc.	82,600	5,870,382

		24,328,590

Commercial Services — 2.6%
Apollo Group, Inc. (Class A Stock)*	82,150	5,842,508
DeVry, Inc.	46,030	2,303,341
MasterCard, Inc. (Class A Stock)(a)	72,950	12,205,265
Quanta Services, Inc.*	121,600	2,812,608
Western Union Co. (The)	342,670	5,619,788

		28,783,510

Computer Hardware — 7.2%
Apple, Inc.*	309,970	44,149,027
Dell, Inc.*	327,330	4,494,241
Hewlett-Packard Co.	476,810	18,428,706
International Business Machines Corp.	140,830	14,705,469

		81,777,443

Computer Services & Software — 3.3%
Autodesk, Inc.*	113,640	2,156,887
Citrix Systems, Inc.*(a)	117,470	3,746,118
Cognizant Technology Solutions Corp. (Class A Stock)*	353,440	9,436,848
EMC Corp.*	341,750	4,476,925
Intuit, Inc.*(a)	434,470	12,234,675
Nuance Communications, Inc.*(a)	292,550	3,536,930
Research In Motion Ltd.*	30,310	2,153,526

		37,741,909

Conglomerates — 1.3%
3M Co.	245,020	14,725,702

Construction — 0.4%
Fluor Corp.(a)	87,980	4,512,494

Consumer Products & Services — 0.2%
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)(a)	73,650	2,406,146

Containers & Packaging — 0.4%
Owens-Illinois, Inc.*	171,560	4,805,396

Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.(a)	183,320	12,968,057

Diversified Financial Services — 1.4%
Goldman Sachs Group, Inc. (The)	105,960	15,622,742

Electric Utilities — 0.3%
First Solar, Inc.*(a)	20,880	3,385,066

Electronic Components & Equipment — 0.7%
MEMC Electronic Materials, Inc.*	116,500	2,074,865
Tyco Electronics Ltd. (Switzerland)	305,350	5,676,457

		7,751,322

Entertainment & Leisure — 1.3%
Carnival Corp.	213,300	5,496,741
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	242,070	6,678,711
International Game Technology(a)	172,500	2,742,750

		14,918,202

Environmental Services — 0.2%
Republic Services, Inc.	102,800	2,509,348

Farming & Agriculture — 0.3%
Monsanto Co.	49,330	3,667,192

Financial – Bank & Trust — 1.3%
State Street Corp.	311,530	14,704,216

Financial – Brokerage — 1.0%
Visa, Inc. (Class A Stock)	175,600	10,932,856

Financial Services — 4.0%
Affiliated Managers Group, Inc.*(a)	164,950	9,598,440
Bank of New York Mellon Corp. (The)	95,120	2,787,967
Charles Schwab Corp. (The)	414,640	7,272,786
CME Group, Inc.(a)	31,790	9,890,187
IntercontinentalExchange, Inc.*	39,470	4,509,053
JPMorgan Chase & Co.	320,150	10,920,316

		44,978,749

Food — 0.6%
Groupe Danone (France)	55,948	2,774,178
Kellogg Co.	84,900	3,953,793

		6,727,971

Healthcare Services — 0.3%
WellPoint, Inc.*	58,110	2,957,218

Hotels & Motels — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	124,800	2,770,560

Industrial Products — 0.2%
Sherwin-Williams Co. (The)	45,700	2,456,375

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Internet Services — 5.7%
Akamai Technologies, Inc.*(a)	83,720	$1,605,750
Amazon.com, Inc.*(a)	164,530	13,764,580
Google, Inc. (Class A Stock)*	90,500	38,153,895
Priceline.com, Inc.*(a)	53,240	5,938,922
VeriSign, Inc.*(a)	87,882	1,624,059
Yahoo!, Inc.*(a)	178,890	2,801,417

		63,888,623

Machinery & Equipment — 0.6%
Thermo Fisher Scientific, Inc.*(a)	178,600	7,281,522

Media — 1.4%
Discovery Communications, Inc. (Class A Stock)*	254,600	5,741,230
Walt Disney Co. (The)(a)	442,980	10,334,723

		16,075,953

Medical Supplies & Equipment — 6.3%
Abbott Laboratories	283,520	13,336,781
Baxter International, Inc.	213,370	11,300,075
Becton, Dickinson and Co.	102,470	7,307,136
DENTSPLY International, Inc.	107,030	3,266,556
Genzyme Corp.*(a)	157,190	8,750,767
Life Technologies Corp.*(a)	140,580	5,864,997
Medtronic, Inc.	192,330	6,710,394
St. Jude Medical, Inc.*	344,540	14,160,594

		70,697,300

Metals & Mining — 1.4%
BHP Billiton Ltd., ADR (Australia)(a)	78,570	4,300,136
Freeport-McMoRan Copper &
Gold, Inc.	45,600	2,285,016
Nucor Corp.	123,340	5,479,996
Precision Castparts Corp.	49,800	3,636,894

		15,702,042

Miscellaneous Manufacturing — 1.2%
Danaher Corp.	213,060	13,154,324

Network/Hardware — 5.4%
Cisco Systems, Inc.*	1,100,770	20,518,353
Corning, Inc.	704,840	11,319,730
Juniper Networks, Inc.*(a)	171,930	4,057,548
Nokia Oyj, ADR (Finland)(a)	301,120	4,390,330
QUALCOMM, Inc.	465,760	21,052,352

		61,338,313

Oil & Gas — 4.4%
Halliburton Co.	391,860	8,111,502
Hess Corp.	103,280	5,551,300
Noble Energy, Inc.	97,830	5,769,035
Petroleo Brasileiro SA, ADR (Brazil)(a)	274,400	11,244,912
Smith International, Inc.(a)	106,470	2,741,603
Southwestern Energy Co.*	196,140	7,620,039
Transocean Ltd.*	110,070	8,177,100

		49,215,491

Oil Well Services & Equipment — 0.5%
Weatherford International Ltd. (Switzerland)*(a)	303,800	5,942,328

Petroleum Exploration & Production — 0.3%
Anadarko Petroleum Corp.	85,880	3,898,093

Pharmaceuticals — 7.4%
Allergan, Inc.	273,500	13,013,130
Celgene Corp.*	185,170	8,858,533
Express Scripts, Inc.*	280,640	19,294,000
Gilead Sciences, Inc.*(a)	289,610	13,565,332
Medco Health Solutions, Inc.*	147,030	6,706,038
Schering-Plough Corp.	206,600	5,189,792
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	348,870	17,213,246

		83,840,071

Restaurants — 2.0%
McDonald’s Corp.	216,800	12,463,832
Yum! Brands, Inc.	303,580	10,121,357

		22,585,189

Retail & Merchandising — 6.8%
CVS Caremark Corp.	439,578	14,009,351
Lowe’s Cos., Inc.	227,350	4,412,863
NIKE, Inc. (Class B Stock)	127,610	6,607,646
Nordstrom, Inc.(a)	294,130	5,850,246
Staples, Inc.	469,370	9,467,193
Target Corp.	204,360	8,066,089
TJX Cos., Inc.	360,180	11,331,263
Wal-Mart Stores, Inc.	248,730	12,048,481
Walgreen Co.(a)	175,990	5,174,106

		76,967,238

Semiconductors — 2.9%
Broadcom Corp. (Class A Stock)*(a)	65,480	1,623,249
Intel Corp.	885,960	14,662,638
Marvell Technology Group Ltd. (Bermuda)*	484,110	5,635,040
Silicon Laboratories, Inc.*(a)	229,640	8,712,542
Texas Instruments, Inc.(a)	104,510	2,226,063

		32,859,532

Software — 4.9%
Adobe Systems, Inc.*(a)	409,220	11,580,926
Microsoft Corp.	947,110	22,512,805
Oracle Corp.	973,530	20,853,012

		54,946,743

Telecommunications — 1.0%
America Movil SAB de C.V. (Class L Stock), ADR (Mexico)(a)	74,730	2,893,545
American Tower Corp. (Class A Stock)*(a)	180,130	5,679,499
MetroPCS Communications, Inc.*	229,200	3,050,652

		11,623,696

Tobacco — 1.6%
Philip Morris International, Inc.	413,950	18,056,499

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Transportation — 2.5%
Expeditors International of Washington, Inc.(a)	201,350	$6,713,009
FedEx Corp.	123,300	6,857,946
Union Pacific Corp.(a)	283,240	14,745,474

		28,316,429

Utilities — 0.4%
AES Corp. (The)*	427,050	4,958,051

TOTAL LONG-TERM INVESTMENTS (cost $1,017,997,620)		1,058,239,002

SHORT-TERM INVESTMENT — 19.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $220,621,924; includes $168,285,988 of cash collateral for securities on loan)(b)(w) (Note 4)	220,621,924	220,621,924

TOTAL INVESTMENTS(o) — 113.2% (cost $1,238,619,544)		1,278,860,926
Liabilities in excess of other assets — (13.2)%		(149,213,451)

NET ASSETS — 100.0%		$1,129,647,475

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $162,185,564; cash collateral of $168,285,988 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2009, 1 security representing $2,774,178 and 0.2% of the total net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,055,464,824	$2,774,178	$—
Affiliated Money Market Mutual Fund	220,621,924	—	—

	$1,276,086,748	$2,774,178	$—
Other Financial Instruments*	—	—	—

Total	$1,276,086,748	$2,774,178	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (14.9% represents investments purchased with collateral from securities on loan)	19.5%
Pharmaceuticals	7.4
Computer Hardware	7.2
Retail & Merchandising	6.8
Medical Supplies & Equipment	6.3
Internet Services	5.7
Network/Hardware	5.4
Software	4.9
Oil & Gas	4.4
Financial Services	4.0
Computer Services & Software	3.3
Semiconductors	2.9
Commercial Services	2.6
Transportation	2.5
Beverages	2.2
Chemicals	2.2
Restaurants	2.0
Aerospace & Defense	1.8
Tobacco	1.6
Media	1.4
Metals & Mining	1.4
Diversified Financial Services	1.4
Entertainment & Leisure	1.3
Conglomerates	1.3
Financial – Bank & Trust	1.3
Miscellaneous Manufacturing	1.2
Cosmetics & Toiletries	1.2
Telecommunications	1.0
Financial – Brokerage	1.0
Business Services	0.9
Cable Television	0.7
Electronic Components & Equipment	0.7
Machinery & Equipment	0.6
Food	0.6
Oil Well Services & Equipment	0.5
Utilities	0.4
Containers & Packaging	0.4
Automotive Parts	0.4
Construction	0.4
Petroleum Exploration & Production	0.3
Farming & Agriculture	0.3
Electric Utilities	0.3
Healthcare Services	0.3
Apparel/Shoes	0.3
Hotels & Motels	0.3
Environmental Services	0.2
Industrial Products	0.2
Consumer Products & Services	0.2

113.2
Liabilities in excess of other assets	(13.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST MFS GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $162,185,564:
Unaffiliated investments (cost $1,017,997,620)	$1,058,239,002
Affiliated investments (cost $220,621,924)	220,621,924
Cash	5,354,204
Receivable for investments sold	52,353,603
Receivable for fund share sold	3,433,816
Dividends receivable	883,655
Tax reclaim receivable	286,893
Prepaid expenses	3,844

Total Assets	1,341,176,941

LIABILITIES:
Payable to broker for collateral for securities on loan	168,285,988
Payable for investments purchased	42,752,704
Advisory fees payable	371,071
Accrued expenses and other liabilities	107,168
Shareholder servicing fees payable	11,042
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	595

Total Liabilities	211,529,466

NET ASSETS	$1,129,647,475

Net assets were comprised of:
Paid-in capital	$1,630,343,032
Retained earnings	(500,695,557)

Net assets, June 30, 2009	$1,129,647,475

Net asset value and redemption price per share, $1,129,647,475 / 157,558,477 outstanding shares of beneficial interest	$7.17

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $64,501 foreign withholding tax)	$4,878,149
Affiliated income from securities lending, net	232,666
Affiliated dividend income	196,831

5,307,646

EXPENSES
Advisory fees	3,410,209
Shareholder servicing fees and expenses	359,003
Custodian and accounting fees	103,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	6,000
Shareholders’ reports	4,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Miscellaneous	7,957

Total expenses	3,913,169

NET INVESTMENT INCOME	1,394,477

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	15,780,115
Foreign currency transactions	187,462

15,967,577

Net change in unrealized appreciation (depreciation) on:
Investments	34,876,806
Foreign currencies	(75,156)

34,801,650

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	50,769,227

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,163,704

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,394,477	$1,897,329
Net realized gain (loss) on investment and foreign currency transactions	15,967,577	(281,816,907)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	34,801,650	(16,444,417)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	52,163,704	(296,363,995)

DISTRIBUTIONS	(1,902,264)	(897,855)

FUND SHARE TRANSACTIONS:
Fund share sold [85,355,632 and 94,894,383 shares, respectively]	577,182,129	880,989,254
Fund share issued in reinvestment of distributions [259,518 and 85,592 shares, respectively]	1,902,264	897,855
Fund share repurchased [11,663,389 and 48,914,201 shares, respectively]	(75,167,454)	(416,082,936)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	503,916,939	465,804,173

TOTAL INCREASE (DECREASE) IN NET ASSETS	554,178,379	168,542,323
NET ASSETS:
Beginning of period	575,469,096	406,926,773

End of period	$1,129,647,475	$575,469,096

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS
Aerospace & Defense — 0.9%
TransDigm Group, Inc.*(a)	41,557	$1,504,364

Automotive Parts — 2.2%
BorgWarner, Inc.(a)	105,700	3,609,655

Banks — 1.8%
KeyCorp(a)	202,300	1,060,052
Northern Trust Corp.	34,000	1,825,120

		2,885,172

Building Materials — 0.6%
Masco Corp.	110,800	1,061,464

Chemicals — 2.8%
Eastman Chemical Co.	28,500	1,080,150
International Flavors & Fragrances, Inc.	72,200	2,362,384
Valspar Corp. (The)	49,800	1,121,994

		4,564,528

Clothing & Apparel — 1.4%
VF Corp.(a)	41,400	2,291,490

Commercial Services — 1.2%
United Rentals, Inc.*(a)	297,349	1,929,795

Computer Hardware — 0.9%
Affiliated Computer Services, Inc. (Class A Stock)*	31,600	1,403,672

Computer Services & Software — 4.5%
Autodesk, Inc.*	41,800	793,364
Computer Sciences Corp.*	78,687	3,485,834
Global Payments, Inc.	39,800	1,490,908
Sybase, Inc.*	24,900	780,366
Teradata Corp.*(a)	34,700	813,021

		7,363,493

Construction — 2.2%
D.R. Horton, Inc.(a)	121,700	1,139,112
Pulte Homes, Inc.(a)	64,400	568,652
URS Corp.*(a)	37,200	1,842,144

		3,549,908

Consumer Products & Services — 0.8%
Scotts Miracle-Gro Co. (The) (Class A Stock)	36,200	1,268,810

Containers & Packaging — 1.9%
Sonoco Products Co.	127,600	3,056,020

Diversified — 2.4%
AptarGroup, Inc.	45,400	1,533,158
Dover Corp.	72,900	2,412,261

		3,945,419

Drugs & Healthcare — 1.0%
IMS Health, Inc.	132,137	1,678,140

Electronic Components — 1.5%
Flextronics International Ltd. (Singapore)*	288,900	1,187,379
Harman International Industries, Inc.(a)	70,800	1,331,040
Macrovision Solutions Corp.*(a)	46	1,003

		2,519,422

Energy Delivery — 0.6%
Integrys Energy Group, Inc.	33,100	992,669

Entertainment & Leisure — 0.5%
Scientific Games Corp. (Class A Stock)*	52,400	826,348

Financial – Bank & Trust — 1.8%
Astoria Financial Corp.	69,800	598,884
Bank of Hawaii Corp.(a)	65,000	2,328,950

		2,927,834

Financial Services — 4.3%
Eaton Vance Corp.	64,200	1,717,350
IntercontinentalExchange, Inc.*	24,000	2,741,760
Jefferies Group, Inc.*(a)	67,200	1,433,376
Raymond James Financial, Inc.	63,100	1,085,951

		6,978,437

Food Products — 1.6%
Sara Lee Corp.	267,900	2,614,704

Gas Utilities — 1.0%
Energen Corp.(a)	40,000	1,596,000

Healthcare Equipment & Services — 2.1%
Express Scripts, Inc.*	49,800	3,423,750

Healthcare Providers & Services — 1.1%
Covance, Inc.*(a)	37,900	1,864,680

Hotels, Restaurants & Leisure — 2.2%
International Game Technology	91,500	1,454,850
Yum! Brands, Inc.	63,900	2,130,426

		3,585,276

Insurance — 9.4%
Allstate Corp. (The)	132,500	3,233,000
CIGNA Corp.	152,178	3,665,968
Endurance Specialty Holdings Ltd. (Bermuda)	55,900	1,637,870
HCC Insurance Holdings, Inc.	98,000	2,352,980
Lincoln National Corp.(a)	190,714	3,282,188
Reinsurance Group of America, Inc.(a)	35,500	1,239,305

		15,411,311

Iron/Steel — 1.0%
Allegheny Technologies, Inc.(a)	47,200	1,648,696

Leisure Equipment & Products — 1.1%
Mattel, Inc.	114,100	1,831,305

Machinery & Equipment — 2.0%
Cummins, Inc.	74,900	2,637,229
Snap-on, Inc.	23,800	684,012

		3,321,241

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Manufacturing — 0.8%
Harsco Corp.	47,700	$1,349,910

Medical Supplies & Equipment — 3.3%
Bard (C.R.), Inc.	18,800	1,399,660
Beckman Coulter, Inc.	70,116	4,006,428

		5,406,088

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	33,000	1,653,630

Multi-Utilities & Unregulated Power — 1.6%
SCANA Corp.	78,992	2,564,870

Office Equipment — 1.0%
Steelcase, Inc. (Class A Stock)	296,200	1,723,884

Oil, Gas & Consumable Fuels — 7.8%
Chesapeake Energy Corp.	66,300	1,314,729
Helix Energy Solutions Group, Inc.*	67,400	732,638
Newfield Exploration Co.*	68,500	2,237,895
Noble Corp.(a)	78,300	2,368,575
ONEOK, Inc.	35,500	1,046,895
Pioneer Natural Resources Co.	52,400	1,336,200
Questar Corp.	51,700	1,605,802
XTO Energy, Inc.	57,850	2,206,399

		12,849,133

Pharmaceuticals — 0.6%
Cephalon, Inc.*(a)	16,100	912,065

Printing & Publishing — 2.0%
RR Donnelley & Sons Co.	276,200	3,209,444

Railroads — 1.4%
Union Pacific Corp.	43,500	2,264,610

Real Estate Investment Trusts — 4.5%
Boston Properties, Inc.(a)	23,400	1,116,180
Duke Realty Corp.(a)	364,614	3,197,665
Simon Property Group, Inc.	60,408	3,106,769

		7,420,614

Restaurants — 2.3%
Brinker International, Inc.	45,400	773,162
Darden Restaurants, Inc.	91,900	3,030,862

		3,804,024

Retail & Merchandising — 2.5%
Family Dollar Stores, Inc.	27,500	778,250
Ruddick Corp.	64,600	1,513,578
TJX Cos., Inc.	59,500	1,871,870

		4,163,698

Semiconductors — 2.1%
International Rectifier Corp.*	71,900	1,064,839
Microchip Technology, Inc.(a)	107,400	2,421,870

		3,486,709

Telecommunication Services — 0.9%
Harris Corp.	49,600	1,406,656

Telecommunications — 2.6%
American Tower Corp. (Class A Stock)*	84,900	2,676,897
Comtech Telecommunications Corp.*	47,400	1,511,112

		4,188,009

Transportation — 3.2%
CSX Corp.	49,400	1,710,722
GATX Corp.	45,900	1,180,548
Werner Enterprises, Inc.	128,100	2,321,172

		5,212,442

Utilities — 3.2%
PG&E Corp.	65,800	2,529,352
Pinnacle West Capital Corp.	88,100	2,656,215

		5,185,567

TOTAL LONG-TERM INVESTMENTS (cost $173,361,204)		156,454,956

SHORT-TERM INVESTMENT — 23.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $38,123,730; includes $31,590,822 of cash collateral for securities on loan)(b)(w) (Note 4)	38,123,730	38,123,730

TOTAL INVESTMENTS — 118.9% (cost $211,484,934)		194,578,686

Liabilities in excess of other assets — (18.9)%		(30,962,752)

NET ASSETS — 100.0%		$163,615,934

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $30,519,001; cash collateral of $31,590,822 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$156,454,956	$—	$—
Affiliated Money Market Mutual Fund	38,123,730	—	—

	$194,578,686	$—	$—
Other Financial Instruments*	—	—	—

Total	$194,578,686	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (19.3% represents investments purchased with collateral from securities on loan)	23.3%
Insurance	9.4
Oil, Gas & Consumable Fuels	7.8
Real Estate Investment Trusts	4.5
Computer Services & Software	4.5
Financial Services	4.3
Medical Supplies & Equipment	3.3
Transportation	3.2
Utilities	3.2
Chemicals	2.8
Telecommunications	2.6
Retail & Merchandising	2.5
Diversified	2.4
Restaurants	2.3
Automotive Parts	2.2
Hotels, Restaurants & Leisure	2.2
Construction	2.2
Semiconductors	2.1
Healthcare Equipment & Services	2.1
Machinery & Equipment	2.0
Printing & Publishing	2.0
Containers & Packaging	1.9
Financial – Bank & Trust	1.8
Banks	1.8
Food Products	1.6
Multi-Utilities & Unregulated Power	1.6
Electronic Components	1.5
Clothing & Apparel	1.4
Railroads	1.4
Commercial Services	1.2
Healthcare Providers & Services	1.1
Leisure Equipment & Products	1.1
Office Equipment	1.0
Drugs & Healthcare	1.0
Metals & Mining	1.0
Iron/Steel	1.0
Gas Utilities	1.0
Aerospace & Defense	0.9
Telecommunication Services	0.9
Computer Hardware	0.9
Manufacturing	0.8
Consumer Products & Services	0.8
Building Materials	0.6
Energy Delivery	0.6
Pharmaceuticals	0.6
Entertainment & Leisure	0.5

118.9
Liabilities in excess of other assets	(18.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $30,519,001:
Unaffiliated investments (cost $173,361,204)	$156,454,956
Affiliated investments (cost $38,123,730)	38,123,730
Cash	483,876
Receivable for fund share sold	1,618,720
Dividends receivable	251,307
Tax reclaim receivable	1,322
Prepaid expenses	262

Total Assets	196,934,173

LIABILITIES:
Payable to broker for collateral for securities on loan	31,590,822
Payable for investments purchased	1,599,044
Advisory fees payable	72,485
Accrued expenses and other liabilities	48,648
Payable for fund share repurchased	4,582
Shareholder servicing fees payable	1,760
Affiliated transfer agent fee payable	898

Total Liabilities	33,318,239

NET ASSETS	$163,615,934

Net assets were comprised of:
Paid-in capital	$229,017,256
Retained earnings	(65,401,322)

Net assets, June 30, 2009	$163,615,934

Net asset value and redemption price per share, $163,615,934 / 21,433,567 outstanding shares of beneficial interest	$7.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income	$1,645,048
Affiliated income from securities lending, net	68,383
Affiliated dividend income	22,658

1,736,089

EXPENSES
Advisory fees	611,258
Shareholder servicing fees and expenses	64,343
Custodian and accounting fees	36,000
Audit fee	10,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	6,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Loan interest expense (Note 7)	108
Miscellaneous	3,946

Total expenses	749,655

NET INVESTMENT INCOME	986,434

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on investment transactions	(27,525,006)

Net change in unrealized appreciation (depreciation) on:
Investments	38,397,628
Foreign currencies	12

38,397,640

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	10,872,634

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,859,068

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$986,434	$2,959,018
Net realized loss on investment transactions	(27,525,006)	(21,815,333)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	38,397,640	(61,451,158)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,859,068	(80,307,473)

DISTRIBUTIONS	(2,968,428)	(9,713,049)

FUND SHARE TRANSACTIONS:
Fund share sold [6,245,876 and 11,540,920 shares, respectively]	43,577,364	110,058,699
Fund share issued in reinvestment of distributions [375,750 and 847,561 shares, respectively]	2,968,428	9,713,049
Fund share repurchased [3,621,766 and 12,152,856 shares, respectively]	(23,155,891)	(117,865,713)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	23,389,901	1,906,035

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,280,541	(88,114,487)
NET ASSETS:
Beginning of period	131,335,393	219,449,880

End of period	$163,615,934	$131,335,393

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CERTIFICATES OF DEPOSIT — 10.7%
Barclays Bank PLC	2.00%		10/07/09	$51,000	$51,000,000
Barclays Bank PLC	2.00%		10/09/09	27,000	27,000,000
Societe Generale(n)	0.27%		08/03/09	40,000	40,000,000
Societe Generale(n)	0.28%		07/15/09	65,000	65,000,000
Societe Generale(n)	0.29%		07/27/09	50,000	50,000,000
Toronto Dominion Bank (The)	1.97%		09/24/09	5,000	5,000,000
UBS AG	0.39%		07/31/09	14,000	14,000,000
UBS AG	0.93%		08/27/09	80,000	80,000,000
Unicredito Italiano (New York)	0.41%		07/16/09	28,000	28,000,000

					360,000,000

COMMERCIAL PAPER — 62.5%
Allianz Finance Corp., 144A(n)	0.32%		08/04/09	36,750	36,738,893
Australia & New Zealand Banking Group Ltd., 144A	1.037	%(c)	10/02/09	100,000	100,000,000
Bank of Ireland	1.137	%(c)	09/04/09	83,000	83,000,000
BASF AG, 144A(n)	0.47%		07/07/09	83,400	83,393,467
Citigroup Funding, Inc., FDIC(n)	0.25%		07/14/09	50,000	49,995,486
Citigroup Funding, Inc., FDIC(n)	0.25%		07/15/09	45,000	44,995,625
Citigroup Funding, Inc., FDIC(n)	0.25%		07/20/09	55,000	54,992,743
Citigroup Funding, Inc., FDIC(n)	0.25%		07/27/09	17,000	16,996,931
Citigroup Funding, Inc., FDIC(n)	0.26%		07/16/09	75,000	74,991,875
ConocoPhillips (Qatar), 144A(n)	0.25%		07/21/09	14,300	14,298,014
ConocoPhillips (Qatar), 144A(n)	0.55%		07/07/09	1,998	1,997,817
ConocoPhillips (Qatar), 144A(n)	0.55%		07/08/09	22,235	22,232,622
ConocoPhillips (Qatar), 144A(n)	0.55%		07/09/09	32,600	32,596,016
ConocoPhillips, 144A(n)	0.24%		07/10/09	50,000	49,997,000
DnB NOR Bank ASA, 144A(n)	0.85%		07/01/09	100,000	100,000,000
GDF Suez, 144A(n)	0.30%		07/06/09	28,000	27,998,833
GDF Suez, 144A(n)	0.30%		07/13/09	14,000	13,998,600
GDF Suez, 144A(n)	0.31%		07/20/09	13,000	12,997,873
General Electric Capital Corp., FDIC(n)	0.24%		08/19/09	100,000	99,967,333
General Electric Capital Corp., FDIC(n)	0.28%		08/10/09	75,000	74,976,667
General Electric Capital Corp., FDIC(n)	0.752%		07/03/09	10,000	9,999,583
JPMorgan Chase Funding, Inc., 144A(n)	0.28%		07/15/09	145,000	144,984,211
MetLife Funding, Inc.(n)	0.34%		07/16/09	20,000	19,997,167
MetLife Funding, Inc., 144A(n)	0.32%		07/13/09	18,517	18,515,025
New York Life Capital Corp., 144A(n)	0.31%		07/13/09	7,000	6,999,277
New York Life Capital Corp., 144A(n)	0.31%		07/14/09	20,507	20,504,704
New York Life Capital Corp., 144A(n)	0.31%		07/23/09	25,000	24,995,264
Old Line Funding LLC, 144A(n)	0.25%		07/08/09	21,000	20,998,979
Old Line Funding LLC, 144A(n)	0.27%		07/10/09	33,777	33,774,720
Old Line Funding LLC, 144A(n)	0.27%		07/17/09	22,000	21,997,360
Old Line Funding LLC, 144A(n)	0.27%		07/24/09	45,826	45,818,095
Prudential PLC, 144A(n)	0.43%		07/01/09	39,000	39,000,000
Reckitt Benckiser TSY, 144A(n)	0.55%		08/24/09	14,000	13,988,450
Royal Bank of Scotland PLC, 144A(n)	0.74%		08/28/09	70,000	69,916,544
San Paolo IMI U.S. Financial Corp.(n)	0.29%		07/20/09	25,000	24,996,174
State Street Corp.(n)	0.24%		07/10/09	12,000	11,999,280
State Street Corp.(n)	0.25%		07/01/09	60,000	60,000,000
Straight-A Funding LLC, 144A(n)	0.33%		08/18/09	17,000	16,992,520
Straight-A Funding LLC, 144A(n)	0.36%		07/24/09	10,000	9,997,700
Straight-A Funding LLC, 144A(n)	0.36%		08/27/09	37,000	36,978,910
Straight-A Funding LLC, 144A(n)	0.39%		08/17/09	47,932	47,907,595
Swedbank AB, 144A(n)	0.82%		02/17/10	35,000	34,815,842
Swedbank AB, 144A(n)	0.85%		02/11/10	27,000	26,856,563
Swedbank AB, 144A(n)	0.89%		02/10/10	83,000	82,540,364
Total Capital Canada Ltd., 144A(n)	0.50%		07/14/09	25,000	24,995,486
Total Capital Canada Ltd., 144A(n)	0.50%		07/15/09	15,000	14,997,083

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL PAPER (cont’d.)
Toyota Motor Credit Corp.(n)	0.28%		07/20/09	$64,000	$63,990,542
US Bancorp(n)	0.32%		08/24/09	60,000	59,971,200
US Bancorp(n)	0.40%		09/16/09	93,000	92,920,433

					2,097,614,866

CORPORATE OBLIGATIONS — 11.1%
Bank of America Corp., Sr. Unsec’d. Notes	0.721	%(c)	09/25/09	57,095	56,926,167
Bank of America NA, Sr. Unsec’d. Notes	1.207	%(c)	08/06/09	30,000	30,000,000
Bank of America, FDIC Gtd. Notes,	1.104	%(c)	07/29/10	50,000	50,000,000
Citigroup Funding, Inc., FDIC	1.139	%(c)	07/30/10	50,000	50,000,000
Goldman Sachs Prom. Note, Gtd. Notes, FDIC(g)	1.10%		09/08/09	65,000	65,000,000
Nordea Bank AB, Notes, 144A	1.449	%(c)	09/24/09	40,000	40,000,000
Royal Bank of Scotland PLC (The), Sr. Unsec’d. Notes, 144A	1.029	%(c)	09/15/09	30,000	30,006,444
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	0.782	%(c)	09/23/09	50,000	50,007,236

					371,939,847

REPURCHASE AGREEMENT — 3.3%
Bank of America, 0.10%, dated 06/30/09, due 07/01/09 in the amount of $111,575,310 (cost $111,575,000; the value of collateral plus accrued interest was $112,066,808)(m)				111,575	111,575,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.7%
Federal Home Loan Mortgage Corp.(n)	0.60%		07/24/09	10,000	9,996,167
Federal Home Loan Mortgage Corp.(n)	0.70%		09/21/09	100,000	99,840,555
Federal Home Loan Mortgage Corp.	0.641%		08/24/10	100,000	99,977,421
Federal Home Loan Mortgage Corp.	0.58%		09/24/10	50,000	49,987,705
Federal National Mortgage Assoc.(n)	0.17%		07/22/09	50,000	49,995,042
Federal National Mortgage Assoc.(n)	0.20%		09/01/09	50,000	49,982,778
Federal National Mortgage Assoc.	1.029%		07/13/10	18,000	17,987,464
Federal National Mortgage Assoc.	0.966%		08/05/10	50,000	49,980,988

					427,748,120

TOTAL INVESTMENTS — 100.3% (cost $3,368,877,833)					3,368,877,833
Liabilities in excess of other assets — (0.3)%					(10,249,695)

NET ASSETS — 100.0%					$3,358,628,138

The following abbreviations are used in the Portfolio descriptions:

FDIC	Federal Deposit Insurance Corp.
MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(c)	Indicates a variable rate security.
(g)	Indicates a security that has been deemed illiquid.
(m)	Repurchase agreement is collateralized by United States Treasury or federal agency obligations.
(n)	Rate shown is the effective yield at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Corporate Bonds	$—	$371,939,847	$—
U.S. Agencies Obligations	—	427,748,120	—
Other Short-term Investments	—	2,569,189,866	—

	$—	$3,368,877,833	$—
Other Financial Instruments*	—	—	—

Total	$—	$3,368,877,833	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Commercial Paper	62.5%
U.S. Government Agency Obligations	12.7
Corporate Obligations	11.1
Certificates of Deposit	10.7
Repurchase Agreement	3.3

100.3
Liabilities in excess of other assets	(0.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $3,368,877,833)	$3,368,877,833
Cash	2,226
Receivable for fund share sold	1,963,934
Interest receivable	1,930,112
Prepaid expenses	18,633

Total Assets	3,372,792,738

LIABILITIES:
Payable for fund share repurchased	13,702,595
Advisory fees payable	267,410
Accrued expenses and other liabilities	164,171
Shareholder servicing fees payable	28,284
Distributions payable	1,242
Affiliated transfer agent fee payable	898

Total Liabilities	14,164,600

NET ASSETS	$3,358,628,138

Net assets were comprised of:
Paid-in capital	$3,358,592,779
Retained earnings	35,359

Net assets, June 30, 2009	$3,358,628,138

Net asset value and redemption price per share, $3,358,628,138 / 3,358,615,233 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest income	$14,661,755

EXPENSES
Advisory fees	7,609,406
Shareholder servicing fees and expenses	1,176,892
Custodian and accounting fees	209,000
Trustees’ fees	23,000
Insurance expenses	19,000
Legal fees and expenses	9,000
Audit fee	8,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	5,000
Miscellaneous	6,071

Total expenses	9,072,369
Less: advisory fee waiver and expense reimbursement	(696,138)

Net expenses	8,376,231

NET INVESTMENT INCOME	6,285,524

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	14,625

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,300,149

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$6,285,524	$61,119,424
Net realized gain on investment transactions	14,625	279,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,300,149	61,399,268

DISTRIBUTIONS	(6,285,524)	(61,185,326)

FUND SHARE TRANSACTIONS:
Fund share sold [2,440,715,553 and 3,894,284,809 shares, respectively]	2,440,715,551	3,894,284,809
Fund share issued in reinvestment/payment of distributions [6,273,270 and 61,067,023 shares, respectively]	6,273,270	61,067,023
Fund share repurchased [1,994,757,990 and 3,018,378,397 shares, respectively]	(1,994,757,990)	(3,018,378,397)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	452,230,831	936,973,435

TOTAL INCREASE IN NET ASSETS	452,245,456	937,187,377
NET ASSETS:
Beginning of period	2,906,382,682	1,969,195,305

End of period	$3,358,628,138	$2,906,382,682

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS

Aerospace & Defense — 0.3%
Goodrich Corp.	23,000	$1,149,310

Automotive Parts — 0.7%
O’Reilly Automotive, Inc.*	65,000	2,475,200

Banks — 1.9%
Northern Trust Corp.	84,300	4,525,224
Signature Bank*(a)	80,000	2,169,600

		6,694,824

Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc.*(a)	58,600	2,409,632
AMAG Pharmaceuticals, Inc.*	32,500	1,776,775
Illumina, Inc.*(a)	107,100	4,170,474
Vertex Pharmaceuticals, Inc.*(a)	99,600	3,549,744

		11,906,625

Business Services — 1.5%
Iron Mountain, Inc.*(a)	183,500	5,275,625

Capital Markets — 1.3%
Lazard Ltd. (Class A Stock) (Bermuda)(a)	169,100	4,552,172

Chemicals — 3.5%
Airgas, Inc.	130,800	5,301,324
Ecolab, Inc.	173,700	6,772,563

		12,073,887

Commercial Services — 2.9%
CoStar Group, Inc.*(a)	52,800	2,105,136
FTI Consulting, Inc.*(a)	66,400	3,367,808
HMS Holdings Corp.*(a)	54,300	2,211,096
SAIC, Inc.*	117,500	2,179,625

		9,863,665

Computer Hardware — 0.5%
Cognizant Technology Solutions Corp. (Class A Stock)*	70,300	1,877,010

Computer Networking — 0.6%
Brocade Communications Systems, Inc.*	240,800	1,883,056

Computer Services & Software — 3.8%
Allscripts-Misys Healthcare Solutions, Inc.(a)	130,000	2,061,800
Equinix, Inc.*(a)	42,900	3,120,546
IHS, Inc. (Class A Stock)*(a)	103,400	5,156,558
MICROS Systems, Inc.*(a)	64,000	1,620,480
Starent Networks Corp.*(a)	54,500	1,330,345

		13,289,729

Computer Software — 0.5%
McAfee, Inc.*(a)	43,900	1,852,141

Construction & Engineering — 1.1%
Jacobs Engineering Group, Inc.*(a) .	90,400	3,804,936

Consumer Products & Services — 1.0%
Church & Dwight Co., Inc.	65,000	3,530,150

Distribution/Wholesale — 0.5%
W.W. Grainger, Inc.	20,000	1,637,600

Education — 2.5%
DeVry, Inc.	75,000	3,753,000
Strayer Education, Inc.	22,500	4,907,475

		8,660,475

Electronic Components — 1.3%
AMETEK, Inc.	133,000	4,599,140

Electronics — 3.5%
Amphenol Corp. (Class A Stock)	61,900	1,958,516
Dolby Laboratories, Inc. (Class A Stock)*(a)	132,800	4,950,784
National Instruments Corp.(a)	112,000	2,526,720
Trimble Navigation Ltd.*(a)	131,200	2,575,456

		12,011,476

Entertainment & Leisure — 3.5%
Penn National Gaming, Inc.*	163,400	4,756,574
WMS Industries, Inc.*(a)	234,200	7,379,642

		12,136,216

Environmental Control — 0.7%
Waste Connections, Inc.*(a)	86,000	2,228,260

Finance — 0.9%
MSCI, Inc. (Class A Stock)*	121,300	2,964,572

Financial – Bank & Trust — 1.0%
IntercontinentalExchange, Inc.*(a)	30,700	3,507,168

Financial Services — 2.0%
Affiliated Managers Group, Inc.*(a)	60,000	3,491,400
BlackRock, Inc.(a)	19,000	3,332,980

		6,824,380

Food — 1.3%
Ralcorp Holdings, Inc.*	72,000	4,386,240

Healthcare Providers & Services — 1.5%
Express Scripts, Inc.*	76,600	5,266,250

Healthcare Services — 1.1%
VCA Antech, Inc.*(a)	144,500	3,858,150

Hotels, Restaurants & Leisure — 1.3%
Ameristar Casinos, Inc.	107,400	2,043,822
Marriott International, Inc. (Class A Stock)	72,768	1,605,979
Royal Caribbean Cruises Ltd. (Liberia)(a)	71,900	973,526

		4,623,327

Industrial Products — 2.6%
Fastenal Co.(a)	112,400	3,728,308
Precision Castparts Corp.	50,100	3,658,803
Roper Industries, Inc.(a)	32,500	1,472,575

		8,859,686

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)

Internet Services — 1.4%
Juniper Networks, Inc.*(a)	153,200	$3,615,520
Priceline.com, Inc.*(a)	11,800	1,316,290

		4,931,810

Manufacturing — 1.4%
Danaher Corp.	79,700	4,920,678

Media — 0.7%
McGraw-Hill Cos., Inc. (The)	83,800	2,523,218

Medical Supplies & Equipment — 5.1%
Bard (C.R.), Inc.	44,400	3,305,580
Gen-Probe, Inc.*	66,400	2,853,872
Masimo Corp.*(a)	84,800	2,044,528
Myriad Genetics, Inc.*	148,000	5,276,200
NuVasive, Inc.*(a)	51,100	2,279,060
Wright Medical Group, Inc.*(a)	117,500	1,910,550

		17,669,790

Metals & Mining — 0.9%
Allegheny Technologies, Inc.(a)	45,000	1,571,850
Freeport-McMoRan Copper & Gold, Inc.	31,200	1,563,432

		3,135,282

Oil, Gas & Consumable Fuels — 6.7%
CARBO Ceramics, Inc.(a)	73,400	2,510,280
Concho Resources, Inc.*(a)	171,600	4,923,204
Core Laboratories NV (Netherlands)(a)	35,800	3,119,970
Murphy Oil Corp.	30,600	1,662,192
Noble Corp.(a)	83,300	2,519,825
Range Resources Corp.	102,200	4,232,102
Southwestern Energy Co.*	110,300	4,285,155

		23,252,728

Pharmaceuticals — 1.6%
Mead Johnson Nutrition Co. (Class A Stock)	108,500	3,447,045
Mylan, Inc.*(a)	146,800	1,915,740
Myriad Pharmaceuticals, Inc.*	37,000	172,050

		5,534,835

Printing & Publishing — 1.4%
VistaPrint Ltd. (Bermuda)*(a)	109,800	4,682,970

Restaurants — 0.5%
Darden Restaurants, Inc.	49,000	1,616,020

Retail & Merchandising — 8.2%
Bed Bath & Beyond, Inc.*(a)	118,000	3,628,500
Dollar Tree, Inc.*	48,000	2,020,800
Gap, Inc. (The)	112,500	1,845,000
Kohl’s Corp.*	57,300	2,449,575
Nordstrom, Inc.(a)	118,500	2,356,965
Ross Stores, Inc.	147,100	5,678,060
Shoppers Drug Mart Corp. (Canada)	130,000	5,587,156
Staples, Inc.	73,000	1,472,410
TJX Cos., Inc.	62,800	1,975,688
Williams-Sonoma, Inc.(a)	122,600	1,455,262

		28,469,416

Retail – Auto Parts — 0.5%
Copart, Inc.*(a)	47,800	1,657,226

Semiconductors — 5.2%
Altera Corp.	71,600	1,165,648
Analog Devices, Inc.	71,900	1,781,682
Broadcom Corp. (Class A Stock)*(a)	84,800	2,102,192
Lam Research Corp.*(a)	61,300	1,593,800
Marvell Technology Group Ltd. (Bermuda)*(a)	163,400	1,901,976
Microchip Technology, Inc.(a)	172,100	3,880,855
Silicon Laboratories, Inc.*(a)	97,000	3,680,180
Varian Semiconductor Equipment Associates, Inc.*(a)	86,800	2,082,332

		18,188,665

Software — 4.6%
Activision Blizzard, Inc.*	434,100	5,482,683
ANSYS, Inc.*(a)	163,400	5,091,544
Citrix Systems, Inc.*(a)	56,000	1,785,840
Macrovision Solutions Corp.*(a)	85,000	1,853,850
MedAssets, Inc.*	91,000	1,769,950

		15,983,867

Specialty Retail — 1.5%
Urban Outfitters, Inc.*(a)	245,200	5,117,324

Telecommunications — 4.2%
American Tower Corp. (Class A Stock)*	186,600	5,883,498
Millicom International Cellular SA (Luxembourg)*(a)	34,200	1,924,092
SBA Communications Corp. (Class A Stock)*(a)	279,700	6,863,838

		14,671,428

Transportation — 3.4%
C.H. Robinson Worldwide, Inc.(a)	88,000	4,589,200
Expeditors International of Washington, Inc.(a)	105,200	3,507,368
J.B. Hunt Transport Services, Inc.(a)	125,100	3,819,303

		11,915,871

Waste Management — 1.8%
Stericycle, Inc.*(a)	121,900	6,281,507

TOTAL LONG-TERM INVESTMENTS (cost $324,194,375)		332,343,905

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 44.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $154,187,762; includes $133,255,735 of cash collateral for securities on loan)(b)(w) (Note 4)	154,187,762	$154,187,762

TOTAL INVESTMENTS — 140.2% (cost $478,382,137)		486,531,667
Liabilities in excess of other assets — (40.2)%		(139,438,719)

NET ASSETS — 100.0%		$347,092,948

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $128,784,899; cash collateral of $133,255,735 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$332,343,905	$—	$—
Affiliated Money Market Mutual Fund	154,187,762	—	—

	$486,531,667	$—	$—
Other Financial Instruments*	—	—	—

Total	$486,531,667	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (38.4% represents investments purchased with collateral from securities on loan)	44.4%
Retail & Merchandising	8.2
Oil, Gas & Consumable Fuels	6.7
Semiconductors	5.2
Medical Supplies & Equipment	5.1
Software	4.6
Telecommunications	4.2
Computer Services & Software	3.8
Entertainment & Leisure	3.5
Chemicals	3.5
Electronics	3.5
Transportation	3.4
Biotechnology	3.4
Commercial Services	2.9
Industrial Products	2.6
Education	2.5
Financial Services	2.0
Banks	1.9
Waste Management	1.8
Pharmaceuticals	1.6
Business Services	1.5
Healthcare Providers & Services	1.5
Specialty Retail	1.5
Internet Services	1.4
Manufacturing	1.4
Printing & Publishing	1.4
Hotels, Restaurants & Leisure	1.3
Electronic Components	1.3
Capital Markets	1.3
Foods	1.3
Healthcare Services	1.1
Construction & Engineering	1.1
Consumer Products & Services	1.0
Financial – Bank & Trust	1.0
Metals & Mining	0.9
Finance	0.9
Media	0.7
Automotive Parts	0.7
Environmental Control	0.7
Computer Networking	0.6
Computer Hardware	0.5
Computer Software	0.5
Retail – Auto Parts	0.5
Distribution/Wholesale	0.5
Restaurants	0.5
Aerospace & Defense	0.3

140.2
Liabilities in excess of other assets	(40.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2009

ASSETS:
Investments at value, including securities on loan of $128,784,899:
Unaffiliated investments (cost $324,194,375)	$332,343,905
Affiliated investments (cost $154,187,762)	154,187,762
Receivable for fund share sold	305,719
Dividends receivable	143,403
Prepaid expenses	844

Total Assets	486,981,633

LIABILITIES:
Payable to broker for collateral for securities on loan	133,255,735
Payable to custodian	5,197,809
Payable for fund share repurchased	1,196,618
Advisory fees payable	137,083
Accrued expenses and other liabilities	74,665
Payable for investments purchased	22,146
Shareholder servicing fees payable	3,731
Affiliated transfer agent fee payable	898

Total Liabilities	139,888,685

NET ASSETS	$347,092,948

Net assets were comprised of:
Paid-in capital	$620,573,562
Retained earnings	(273,480,614)

Net assets, June 30, 2009	$347,092,948

Net asset value and redemption price per share, $347,092,948 / 25,313,941 outstanding shares of beneficial interest	$13.71

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,652 foreign withholding tax)	$907,187
Affiliated income from securities lending, net	294,660
Affiliated dividend income	54,693

1,256,540

EXPENSES
Advisory fees	1,377,304
Shareholder servicing fees and expenses	153,034
Custodian and accounting fees	56,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	6,000
Shareholders’ reports	6,000
Insurance expenses	5,000
Legal fees and expenses	4,000
Loan interest expense (Note 7)	254
Miscellaneous	7,125

Total expenses	1,630,717

NET INVESTMENT LOSS	(374,177)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(43,888,479)
Net change in unrealized appreciation (depreciation) on investments	65,011,589

NET GAIN ON INVESTMENTS	21,123,110

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,748,933

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(374,177)	$(2,576,007)
Net realized loss on investment transactions	(43,888,479)	(26,202,580)
Net change in unrealized appreciation (depreciation) on investments	65,011,589	(270,414,161)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,748,933	(299,192,748)

FUND SHARE TRANSACTIONS:
Fund share sold [3,341,239 and 6,860,255 shares, respectively]	43,094,584	123,395,052
Fund share repurchased [2,937,895 and 20,591,690 shares, respectively]	(35,386,000)	(375,268,169)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	7,708,584	(251,873,117)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,457,517	(551,065,865)
NET ASSETS:
Beginning of period	318,635,431	869,701,296

End of period	$347,092,948	$318,635,431

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS

Aerospace — 1.4%
HEICO Corp.(a)	33,200	$1,203,832

Broadcasting — 1.1%
DG FastChannel, Inc.*(a)	53,400	977,220

Business Services — 3.2%
Informatica Corp.*(a)	85,800	1,474,902
VistaPrint Ltd. (Bermuda)*(a)	30,500	1,300,825

		2,775,727

Clothing & Apparel — 1.5%
Warnaco Group, Inc. (The)*	40,900	1,325,160

Commercial Services — 5.6%
CoStar Group, Inc.*(a)	30,100	1,200,087
Global Cash Access Holdings, Inc.*	122,400	974,304
HMS Holdings Corp.*	31,700	1,290,824
Starent Networks Corp.*(a)	56,000	1,366,960

		4,832,175

Computer Hardware — 1.1%
Riverbed Technology, Inc.*(a)	39,100	906,729

Computer Services & Software — 4.0%
MedAssets, Inc.*(a)	84,300	1,639,635
Nuance Communications, Inc.*(a)	81,400	984,126
Steiner Leisure Ltd. (Bahamas)*	26,600	812,098

		3,435,859

Consulting Services — 2.3%
FTI Consulting, Inc.*	22,300	1,131,056
ICF International, Inc.*	31,000	855,290

		1,986,346

Consumer Products & Services — 3.2%
GEO Group, Inc. (The)*	73,500	1,365,630
Jarden Corp.*	72,000	1,350,000

		2,715,630

Cosmetics & Toiletries — 1.1%
Bare Escentuals, Inc.*	106,400	943,768

Diversified Financial Services — 1.4%
Janus Capital Group, Inc.	105,700	1,204,980

Education — 2.7%
Capella Education Co.*(a)	19,100	1,145,045
Lincoln Educational Services Corp.*	54,600	1,142,778

		2,287,823

Electronic Components & Equipment — 1.0%
EnerSys*	45,300	824,007

Energy – Energy Resources — 1.6%
Concho Resources, Inc.*(a)	48,100	1,379,989

Entertainment & Leisure — 5.1%
Ameristar Casinos, Inc.	54,100	1,029,523
Isle of Capri Casinos, Inc.*(a)	87,900	1,170,828
Royal Caribbean Cruises Ltd.(a)	65,600	888,224
THQ, Inc.*	177,400	1,270,184

		4,358,759

Environmental Services — 1.4%
Tetra Tech, Inc.*	42,400	1,214,760

Financial Services — 4.1%
Dollar Financial Corp.*(a)	83,800	1,155,602
GFI Group, Inc.	159,900	1,077,726
Waddell & Reed Financial, Inc. (Class A Stock)(a)	49,700	1,310,589

		3,543,917

Food — 1.1%
United Natural Foods, Inc.*	36,900	968,625

Healthcare – Medical Providers — 9.7%
Emergency Medical Services Corp. (Class A Stock)*	47,500	1,748,950
ICU Medical, Inc.*	33,600	1,382,640
Illumina, Inc.*(a)	31,500	1,226,610
Inverness Medical Innovations, Inc.*(a)	59,400	2,113,452
Wright Medical Group, Inc.*(a)	112,900	1,835,754

		8,307,406

Healthcare Services — 8.3%
Air Methods Corp.*	50,500	1,381,680
Healthcare Services Group, Inc.	57,100	1,020,948
IPC The Hospitalist Co., Inc.*	49,100	1,310,479
MEDNAX, Inc.*	24,100	1,015,333
Psychiatric Solutions, Inc.*	56,000	1,273,440
VCA Antech, Inc.*(a)	43,700	1,166,790

		7,168,670

Hotels & Motels — 2.8%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	286,400	2,431,536

Internet — 1.0%
Constant Contact, Inc.*(a)	43,600	865,024

Machinery & Equipment — 1.4%
Middleby Corp. (The)*	27,000	1,185,840

Medical Supplies & Equipment — 2.8%
NuVasive, Inc.*(a)	31,100	1,387,060
Sirona Dental Systems, Inc.*	50,000	999,500

		2,386,560

Miscellaneous Manufacturing — 1.3%
Polypore International, Inc.*	98,400	1,094,208

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)

Oil & Gas — 1.8%
Arena Resources, Inc.*(a)	48,100	$1,531,985

Personal Services — 1.3%
Cornell Cos., Inc.*	70,825	1,148,074

Pharmaceuticals — 2.4%
Alexion Pharmaceuticals, Inc.*	23,900	982,768
SXC Health Solutions Corp. (Canada)*	43,600	1,108,312

		2,091,080

Retail & Merchandising — 3.8%
BJ’s Restaurants, Inc.*	53,200	897,484
hhgregg, Inc.*	67,400	1,021,784
Tractor Supply Co.*(a)	33,100	1,367,692

		3,286,960

Semiconductors — 8.6%
Hittite Microwave Corp.*	31,800	1,105,050
Macrovision Solutions Corp.*(a)	48,900	1,066,509
Netlogic Microsystems, Inc.*(a)	29,200	1,064,632
Semtech Corp.*	76,400	1,215,524
Silicon Laboratories, Inc.*(a)	42,200	1,601,068
Varian Semiconductor Equipment Associates, Inc.*	57,900	1,389,021

		7,441,804

Software — 2.6%
RightNow Technologies, Inc.*	115,300	1,360,540
Taleo Corp. (Class A Stock)*	49,400	902,538

		2,263,078

Technology – Computer Software — 2.5%
Ultimate Software Group, Inc.*(a)	89,300	2,164,632

Telecommunications — 1.3%
Neutral Tandem, Inc.*	37,300	1,101,096

Transportation — 2.1%
Old Dominion Freight Line, Inc.*(a)	54,700	1,836,279

TOTAL LONG-TERM INVESTMENTS (cost $73,925,788)		83,189,538

SHORT-TERM INVESTMENT — 37.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $32,322,193; includes $29,070,709 of cash collateral for securities on loan)(b)(w) (Note 4)	32,322,193	32,322,193

TOTAL INVESTMENTS — 134.2% (cost $106,247,981)		115,511,731
Liabilities in excess of other assets — (34.2)%		(29,429,732)

NET ASSETS — 100.0%		$86,081,999

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $27,960,702; cash collateral of $29,070,709 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$83,189,538	$—	$—
Affiliated Money Market Mutual Fund	32,322,193	—	—

	$115,511,731	$—	$—
Other Financial Instruments*	—	—	—

Total	$115,511,731	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (33.8% represents investments purchased with collateral from securities on loan)	37.6%
Healthcare – Medical Providers	9.7
Semiconductors	8.6
Healthcare Services	8.3
Commercial Services	5.6
Entertainment & Leisure	5.1
Financial Services	4.1
Retail & Merchandising	3.8
Business Services	3.2
Consumer Products & Services	3.2
Computer Services & Software	3.1
Hotels & Motels	2.8
Medical Supplies & Equipment	2.8
Education	2.7
Software	2.6
Technology – Computer Software	2.5
Pharmaceuticals	2.4
Consulting Services	2.3
Transportation	2.1
Oil & Gas	1.8
Energy – Energy Resources	1.6
Clothing & Apparel	1.5
Environmental Services	1.4
Diversified Financial Services	1.4
Aerospace	1.4
Machinery & Equipment	1.4
Personal Services	1.3
Telecommunications	1.3
Miscellaneous Manufacturing	1.3
Broadcasting	1.1
Food	1.1
Cosmetics & Toiletries	1.1
Computer Hardware	1.1
Internet	1.0
Electronic Components & Equipment	1.0
Consumer Services	0.9

134.2
Liabilities in excess of other assets	(34.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $27,960,702:
Unaffiliated investments (cost $73,925,788)	$83,189,538
Affiliated investments (cost $32,322,193)	32,322,193
Receivable for investments sold	2,174,722
Receivable for fund share sold	12,829
Dividends receivable	9,377
Prepaid expenses	1,948

Total Assets	117,710,607

LIABILITIES:
Payable to broker for collateral for securities on loan	29,070,709
Payable for investments purchased	2,265,583
Payable for fund share repurchased	122,097
Payable to custodian	87,429
Accrued expenses and other liabilities	41,088
Advisory fees payable	39,863
Shareholder servicing fees payable	941
Affiliated transfer agent fee payable	898

Total Liabilities	31,628,608

NET ASSETS	$86,081,999

Net assets were comprised of:
Paid-in capital	$321,221,878
Retained earnings	(235,139,879)

Net assets, June 30, 2009	$86,081,999

Net asset value and redemption price per share, $86,081,999 / 13,535,883 outstanding shares of beneficial interest	$6.36

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated income from securities lending, net	$114,695
Unaffiliated dividend income	94,003
Affiliated dividend income	10,153

218,851

EXPENSES
Advisory fees	358,687
Shareholder servicing fees and expenses	37,757
Custodian and accounting fees	29,000
Audit fee	10,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	4,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Insurance expenses	1,000
Loan interest expense (Note 7)	139
Miscellaneous	7,317

Total expenses	461,900

NET INVESTMENT LOSS	(243,049)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(12,596,483)
Net change in unrealized appreciation (depreciation) on investments	15,027,575

NET GAIN ON INVESTMENTS	2,431,092

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,188,043

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(243,049)	$(737,290)
Net realized loss on investment transactions	(12,596,483)	(38,279,408)
Net change in unrealized appreciation (depreciation) on investments	15,027,575	(35,483,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,188,043	(74,500,614)

FUND SHARE TRANSACTIONS:
Fund share sold [1,157,642 and 1,517,247 shares, respectively]	6,927,281	13,733,736
Fund share repurchased [1,156,729 and 7,471,460 shares, respectively]	(6,399,113)	(64,789,733)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	528,168	(51,055,997)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,716,211	(125,556,611)
NET ASSETS:
Beginning of period	83,365,788	208,922,399

End of period	$86,081,999	$83,365,788

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS

Aerospace & Defense — 1.9%
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	72,150	$1,194,804
Goodrich Corp.	41,400	2,068,758
L-3 Communications Holdings, Inc.	44,100	3,059,658

		6,323,220

Agriculture — 1.1%
Archer-Daniels-Midland Co.	73,000	1,954,210
Bunge Ltd. (Bermuda)(a)	27,800	1,674,950

		3,629,160

Auto Parts & Related — 0.9%
Johnson Controls, Inc.(a)	37,800	821,016
Navistar International Corp.*(a)	20,400	889,440
WABCO Holdings, Inc.	81,275	1,438,568

		3,149,024

Automobiles — 1.0%
Harley-Davidson, Inc.(a)	206,550	3,348,176

Banks — 0.9%
Comerica, Inc.	90,700	1,918,305
KeyCorp(a)	186,900	979,356

		2,897,661

Beverages — 3.1%
Coca-Cola Enterprises, Inc.	126,000	2,097,900
Constellation Brands, Inc. (Class A Stock)*	102,600	1,300,968
Dr. Pepper Snapple Group, Inc.*	73,200	1,551,108
Pepsi Bottling Group, Inc.	109,200	3,695,328
PepsiAmericas, Inc.	65,400	1,753,374

		10,398,678

Biotechnology — 0.3%
Charles River Laboratories International, Inc.*	34,000	1,147,500

Chemicals — 2.8%
Eastman Chemical Co.	61,800	2,342,220
Lubrizol Corp. (The)	38,100	1,802,511
NewMarket Corp.	52,700	3,548,291
Schulman, (A.), Inc.	63,927	965,937
Terra Industries, Inc.	28,400	687,848

		9,346,807

Commercial Banks — 3.0%
BB&T Corp.(a)	93,400	2,052,932
Fifth Third Bancorp	63,600	451,560
First Horizon National Corp.*(a)	127,391	1,528,694
Huntington Bancshares, Inc.(a)	255,800	1,069,244
Park National Corp.(a)	4,600	259,808
PNC Financial Services Group, Inc.(a)	57,300	2,223,813
Regions Financial Corp.(a)	283,996	1,147,344
SunTrust Banks, Inc.	32,400	532,980
Zions Bancorp(a)	78,700	909,772

		10,176,147

Commercial Services — 1.3%
Convergys Corp.*	169,700	1,574,816
Lender Processing Services, Inc.	57,500	1,596,775
Moody’s Corp.(a)	47,400	1,248,990

		4,420,581

Commercial Services & Supplies — 0.7%
McGrath RentCorp	43,462	828,386
RR Donnelley & Sons Co.	129,000	1,498,980

		2,327,366

Computer Hardware — 1.4%
Affiliated Computer Services, Inc. (Class A Stock)*	30,850	1,370,357
Imation Corp.	90,700	690,227
Lexmark International, Inc. (Class A Stock)*(a)	72,400	1,147,540
Western Digital Corp.*	55,900	1,481,350

		4,689,474

Computer Services & Software — 1.0%
Computer Sciences Corp.*	73,800	3,269,340

Computer Software — 0.4%
Fidelity National Information Services, Inc.(a)	68,300	1,363,268

Computers & Peripherals — 0.4%
Sun Microsystems, Inc.*	129,600	1,194,912

Consumer Products & Services — 1.9%
Black & Decker Corp. (The)	33,900	971,574
Blyth, Inc.	29,950	982,060
Whirlpool Corp.(a)	106,900	4,549,664

		6,503,298

Containers & Packaging — 0.4%
Sonoco Products Co.	62,700	1,501,665

Distribution/Wholesale — 0.7%
Ingram Micro, Inc. (Class A Stock)*	130,300	2,280,250

Diversified Financial Services — 0.6%
Discover Financial Services	90,600	930,462
GFI Group, Inc.	150,600	1,015,044

		1,945,506

Diversified Manufacturing — 2.9%
Crane Co.	50,800	1,133,348
Ingersoll-Rand Co. Ltd. (Class A Stock) (Ireland)*	59,400	1,241,460
Parker Hannifin Corp.	47,000	2,019,120
Smith (A.O.) Corp.(a)	41,100	1,338,627
SPX Corp.	30,400	1,488,688
Tyco International Ltd. (Switzerland)	100,500	2,610,990

		9,832,233

Diversified Telecommunication Services — 0.9%
Embarq Corp.	69,800	2,935,788

Drugs & Healthcare — 0.3%
IMS Health, Inc.	83,100	1,055,370

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Electric — 3.5%
Mirant Corp.*	149,900	$2,359,426
NorthWestern Corp.(a)	93,100	2,118,956
NV Energy, Inc.	132,700	1,431,833
Pinnacle West Capital Corp.	99,200	2,990,880
Portland General Electric Co.	57,400	1,118,152
Xcel Energy, Inc.	89,300	1,644,013

		11,663,260

Electronic Components & Equipment — 2.1%
Avnet, Inc.*	49,250	1,035,727
Energizer Holdings, Inc.*	33,600	1,755,264
Hubbell, Inc. (Class B Stock)	72,800	2,333,968
Jabil Circuit, Inc.	140,500	1,042,510
Thomas & Betts Corp.*	36,000	1,038,960

		7,206,429

Electronics — 0.3%
Benchmark Electronics, Inc.*	75,600	1,088,640

Energy Services — 0.7%
NRG Energy, Inc.*(a)	84,500	2,193,620

Engineering/Construction — 1.2%
Chicago Bridge & Iron Co. NV (Netherlands)	122,550	1,519,620
McDermott International, Inc.*	47,400	962,694
NVR, Inc.*	3,150	1,582,529

		4,064,843

Financial Services — 4.5%
Ameriprise Financial, Inc.	81,200	1,970,724
Capital One Financial Corp.(a)	83,600	1,829,168
Invesco Ltd. (Bermuda)(a)	119,750	2,133,945
Jefferies Group, Inc.*(a)	82,600	1,761,858
Morgan Stanley(a)	176,250	5,024,887
State Street Corp.	47,900	2,260,880

		14,981,462

Food & Staples Retailing — 1.3%
Safeway, Inc.	129,800	2,644,026
SUPERVALU, Inc.	130,200	1,686,090

		4,330,116

Foods — 2.1%
Cal-Maine Foods, Inc.	24,500	611,520
ConAgra Foods, Inc.	167,050	3,183,973
Fresh Del Monte Produce, Inc. (Cayman Islands)*	58,000	943,080
JM Smucker Co. (The)	18,400	895,344
Kroger Co. (The)	21,300	469,665
Sara Lee Corp.	94,300	920,368

		7,023,950

Healthcare Equipment & Services — 0.5%
Universal Health Services, Inc. (Class B Stock)(a)	34,900	1,704,865

Healthcare Equipment & Supplies — 0.9%
Kinetic Concepts, Inc.*(a)	107,500	2,929,375

Healthcare Products — 0.2%
Covidien PLC (Ireland)	21,650	810,576

Healthcare Services — 2.8%
Aetna, Inc.	56,400	1,412,820
CIGNA Corp.	41,950	1,010,576
Coventry Health Care, Inc.*	126,275	2,362,605
Humana, Inc.*	25,500	822,630
LifePoint Hospitals, Inc.*(a)	43,800	1,149,750
Lincare Holdings, Inc.*(a)	38,000	893,760
MEDNAX, Inc.*	41,800	1,761,034

		9,413,175

Household Durables — 0.7%
Harman International Industries, Inc.(a)	46,800	879,840
Newell Rubbermaid, Inc.	129,195	1,344,920

		2,224,760

Insurance — 10.3%
Aflac, Inc.	60,700	1,887,163
Allstate Corp. (The)	81,800	1,995,920
American Financial Group, Inc.	108,200	2,334,956
Aspen Insurance Holdings Ltd. (Bermuda)	83,400	1,863,156
Assurant, Inc.	80,778	1,945,942
Chubb Corp.	59,200	2,360,896
Delphi Financial Group, Inc. (Class A Stock)	103,100	2,003,233
Fidelity National Financial, Inc. (Class A Stock)	23,800	322,014
IPC Holdings Ltd. (Bermuda)	94,300	2,578,162
Lincoln National Corp.(a)	72,700	1,251,167
Montpelier Re Holdings Ltd. (Bermuda)	152,000	2,020,080
PartnerRe Ltd. (Bermuda)	61,200	3,974,940
Platinum Underwriters Holdings Ltd. (Bermuda)	43,100	1,232,229
Principal Financial Group, Inc.	62,800	1,183,152
StanCorp Financial Group, Inc.	139,100	3,989,388
Unum Group	127,800	2,026,908
W.R. Berkely Corp.	60,100	1,290,347
White Mountains Insurance Group Ltd. (Bermuda)	900	206,019

		34,465,672

Internet Software & Services — 0.4%
eBay, Inc.*(a)	84,500	1,447,485

Leisure Equipment & Products — 0.4%
Polaris Industries, Inc.(a)	44,900	1,442,188

Machinery & Equipment — 0.8%
Cummins, Inc.	19,700	693,637
Terex Corp.*(a)	176,800	2,133,976

		2,827,613

Media — 2.2%
Cablevision Systems Corp. (Class A Stock)	85,700	1,663,437

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Media (cont’d.)
CBS Corp. (Class B Stock)	148,500	$1,027,620
DISH Network Corp. (Class A Stock)*	115,200	1,867,392
McGraw-Hill Cos., Inc. (The)	75,650	2,277,821
Scholastic Corp.	35,500	702,545

		7,538,815

Metals & Mining — 3.5%
Carpenter Technology Corp.	84,800	1,764,688
Cliffs Natural Resources, Inc.	47,600	1,164,772
Freeport-McMoRan Copper & Gold, Inc.	34,500	1,728,795
Sterlite Industries India Ltd. ADR (India)	83,850	1,043,094
Teck Cominco Ltd. (Class B Stock) (Canada)*(a)	159,200	2,537,648
Timken Co.	105,000	1,793,400
Walter Energy, Inc.(a)	47,400	1,717,776

		11,750,173

Office Equipment & Supplies — 1.0%
Knoll, Inc.	108,500	822,430
Xerox Corp.	411,700	2,667,816

		3,490,246

Oil & Gas — 2.9%
Apache Corp.	13,700	988,455
Denbury Resources, Inc.*	81,850	1,205,651
National Oilwell Varco, Inc.*	41,650	1,360,289
Oceaneering International, Inc.*	14,250	644,100
Southwestern Energy Co.*	45,500	1,767,675
Talisman Energy, Inc. (Canada)(a)	142,073	2,030,223
Whiting Petroleum Corp.*	49,300	1,733,388

		9,729,781

Oil, Gas & Consumable Fuels — 3.7%
ENSCO International, Inc.	28,800	1,004,256
Noble Corp. (Switzerland)(a)	32,200	974,050
Noble Energy, Inc.	32,304	1,904,967
SEACOR Holdings, Inc.*(a)	18,900	1,422,036
Sempra Energy	46,700	2,317,721
Southern Union Co.	47,000	864,330
Sunoco, Inc.	95,100	2,206,320
Valero Energy Corp.	104,200	1,759,938

		12,453,618

Pharmaceuticals — 4.4%
AmerisourceBergen Corp.(a)	150,800	2,675,192
Endo Pharmaceuticals Holdings, Inc.*(a)	72,500	1,299,200
Forest Laboratories, Inc.*	126,900	3,186,459
King Pharmaceuticals, Inc.*(a)	198,300	1,909,629
Mylan, Inc.*(a)	133,400	1,740,870
Shire PLC, ADR (United Kingdom)	42,000	1,742,160
Watson Pharmaceuticals, Inc.*(a)	65,600	2,210,064

		14,763,574

Printing & Publishing — 0.2%
Consolidated Graphics, Inc.*(a)	33,300	580,086

Real Estate Investment Trusts — 4.9%
Alexandria Real Estate Equities, Inc.(a)	30,800	1,102,332
Annaly Capital Management, Inc.(a)	278,100	4,210,434
Boston Properties, Inc.(a)	41,300	1,970,010
Developers Diversified Realty Corp.	3,801	18,549
HRPT Properties Trust(a)	489,300	1,986,558
Macerich Co. (The)(a)	90,509	1,593,863
Medical Properties Trust, Inc.	182,000	1,104,740
National Retail Properties, Inc.	73,100	1,268,285
Sunstone Hotel Investors, Inc.(a)	222,418	1,189,936
Vornado Realty Trust	40,378	1,818,221
Walter Investment Management Corp.*	17,311	229,890

		16,492,818

Restaurants — 1.0%
Bob Evans Farms, Inc.	52,200	1,500,228
Brinker International, Inc.	104,800	1,784,744

		3,284,972

Retail — 0.4%
Stage Stores, Inc.	115,400	1,280,940

Retail & Merchandising — 4.2%
Foot Locker, Inc.	94,200	986,274
Gap, Inc. (The)	192,300	3,153,720
JC Penney Co., Inc.(a)	74,700	2,144,637
Limited Brands, Inc.(a)	94,700	1,133,559
Macy’s, Inc.	135,700	1,595,832
NBTY, Inc.*(a)	107,750	3,029,930
RadioShack Corp.(a)	145,400	2,029,784

		14,073,736

Semiconductors — 0.3%
Integrated Device Technology, Inc.*	167,000	1,008,680

Semiconductors & Semiconductor Equipment — 0.2%
International Rectifier Corp.*	50,400	746,424

Telecommunications — 1.4%
Anixter International, Inc.*	47,950	1,802,441
CenturyTel, Inc.(a)	57,700	1,771,390
NII Holdings, Inc.*	51,800	987,826

		4,561,657

Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co.(a)	32,400	1,001,808

Transportation — 2.2%
Genco Shipping & Trading Ltd. (Marshall Island)(a)	59,800	1,298,856
Overseas Shipholding Group, Inc.(a)	44,920	1,529,077
Ryder System, Inc.	27,500	767,800
Ship Finance International Ltd. (Bermuda)(a)	57,300	632,019
Tidewater, Inc.(a)	73,600	3,155,232

		7,382,984

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Utilities — 5.4%
Alliant Energy Corp.	113,000	$2,952,690
American Electric Power Co., Inc.	47,500	1,372,275
CMS Energy Corp.(a)	311,400	3,761,712
DPL, Inc.(a)	72,650	1,683,300
DTE Energy Co.	26,500	848,000
Edison International	28,300	890,318
Entergy Corp.	12,850	996,132
FirstEnergy Corp.	31,250	1,210,938
Pepco Holdings, Inc.	169,600	2,279,424
PPL Corp.	32,100	1,058,016
SCANA Corp.	36,000	1,168,919

		18,221,724

TOTAL LONG-TERM INVESTMENTS (cost $416,882,259)		331,915,489

SHORT-TERM INVESTMENT — 28.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $94,709,170; includes $87,738,576 of cash collateral for securities on loan)(b)(w) (Note 4)	94,709,170	94,709,170

TOTAL INVESTMENTS — 127.0% (cost $511,591,429)		426,624,659
Liabilities in excess of other assets — (27.0)%		(90,824,674)

NET ASSETS — 100.0%		$335,799,985

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $83,570,245; cash collateral of $87,738,576 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$331,915,489	$—	$—
Affiliated Money Market Mutual Fund	94,709,170	—	—

	$426,624,659	$—	$—
Other Financial Instruments*	—	—	—

Total	$426,624,659	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (26.1% represents investments purchased with collateral from securities on loan)	28.2%
Insurance	10.3
Utilities	5.4
Real Estate Investment Trusts	4.9
Financial Services	4.5
Pharmaceuticals	4.4
Retail & Merchandising	4.2
Oil, Gas & Consumable Fuels	3.7
Metals & Mining	3.5
Electric	3.5
Beverages	3.1
Commercial Banks	3.0
Diversified Manufacturing	2.9
Oil & Gas	2.9
Healthcare Services	2.8
Chemicals	2.8
Media	2.2
Transportation	2.2
Electronic Components & Equipment	2.1
Foods	2.1
Consumer Products & Services	1.9
Aerospace & Defense	1.9
Computer Hardware	1.4
Telecommunications	1.4
Commercial Services	1.3
Food & Staples Retailing	1.3
Engineering/Construction	1.2
Agriculture	1.1
Office Equipment & Supplies	1.0
Automobiles	1.0
Restaurants	1.0
Computer Services & Software	1.0
Auto Parts & Related	0.9
Diversified Telecommunication Services	0.9
Healthcare Equipment & Supplies	0.9
Banks	0.9
Machinery & Equipment	0.8
Commercial Services & Supplies	0.7
Distribution/Wholesale	0.7
Household Durables	0.7
Energy Services	0.7
Diversified Financial Services	0.6
Healthcare Equipment & Services	0.5
Containers & Packaging	0.4
Internet Software & Services	0.4
Leisure Equipment & Products	0.4
Computer Software	0.4
Retail	0.4
Computers & Peripherals	0.4
Biotechnology	0.3
Electronics	0.3
Drugs & Healthcare	0.3
Semiconductors	0.3
Textiles, Apparel & Luxury Goods	0.3
Healthcare Products	0.2
Semiconductors & Semiconductor Equipment	0.2
Printing & Publishing	0.2

127.0
Liabilities in excess of other assets	(27.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $83,570,245:
Unaffiliated investments (cost $416,882,259)	$331,915,489
Affiliated investments (cost $94,709,170)	94,709,170
Cash	1,340,140
Receivable for investments sold	1,654,536
Dividends receivable	602,975
Receivable for fund share sold	17,673
Prepaid expenses	9,055

Total Assets	430,249,038

LIABILITIES:
Payable to broker for collateral for securities on loan	87,738,576
Payable for fund share repurchased	4,681,291
Payable for investments purchased	1,801,154
Advisory fees payable	136,989
Accrued expenses and other liabilities	86,419
Shareholder servicing fees payable	3,726
Affiliated transfer agent fee payable	898

Total Liabilities	94,449,053

NET ASSETS	$335,799,985

Net assets were comprised of:
Paid-in capital	$516,221,415
Retained earnings	(180,421,430)

Net assets, June 30, 2009	$335,799,985

Net asset value and redemption price per share, $335,799,985 / 35,777,041 outstanding shares of beneficial interest	$9.39

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income	$4,101,996
Affiliated income from securities lending, net	204,579
Affiliated dividend income	24,122

4,330,697

EXPENSES
Advisory fees	1,359,835
Shareholder servicing fees and expenses	151,093
Custodian and accounting fees	66,000
Audit fee	10,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	7,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Loan interest expense (Note 7)	248
Miscellaneous	4,714

Total expenses	1,621,890

NET INVESTMENT INCOME	2,708,807

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(40,799,590)
Net change in unrealized appreciation (depreciation) on investments	53,766,932

NET GAIN ON INVESTMENTS	12,967,342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,676,149

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,708,807	$7,421,289
Net realized loss on investment transactions	(40,799,590)	(55,032,574)
Net change in unrealized appreciation (depreciation) on investments	53,766,932	(260,379,196)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,676,149	(307,990,481)

DISTRIBUTIONS	(7,443,359)	(60,138,835)

FUND SHARE TRANSACTIONS:
Fund share sold [3,456,802 and 3,977,416 shares, respectively]	31,276,788	51,385,934
Fund share issued in reinvestment of distributions [760,302 and 3,897,527 shares, respectively]	7,443,359	60,138,835
Fund share repurchased [5,407,813 and 30,249,785 shares, respectively]	(44,411,052)	(411,976,162)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(5,690,905)	(300,451,393)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,541,885	(668,580,709)
NET ASSETS:
Beginning of period	333,258,100	1,001,838,809

End of period	$335,799,985	$333,258,100

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.1%
AFFILIATED MUTUAL FUNDS — 93.4%
AST AllianceBernstein Growth & Income Portfolio	237,281	$2,947,026
AST DeAM Large-Cap Value Portfolio	1,279,592	8,151,004
AST Federated Aggressive Growth Portfolio	714,940	4,196,696
AST International Growth Portfolio	1,628,629	13,745,631
AST International Value Portfolio	1,154,669	13,809,842
AST Large-Cap Value Portfolio	926,598	9,071,398
AST Marsico Capital Growth Portfolio	818,953	10,761,044
AST MFS Growth Portfolio	1,658,285	11,889,905
AST Mid-Cap Value Portfolio	94,081	717,837
AST Money Market Portfolio	28,941,813	28,941,813
AST Neuberger Berman Mid-Cap Growth Portfolio*	69,844	957,567
AST PIMCO Total Return Bond Portfolio	1,094,993	12,012,073
AST Small-Cap Growth Portfolio	341,158	4,121,189
AST Small-Cap Value Portfolio	165,479	1,399,953
AST T. Rowe Price Large-Cap Growth Portfolio*	694,013	5,878,286
AST Western Asset Core Plus Bond Portfolio	309,972	2,901,342

TOTAL AFFILIATED MUTUAL FUNDS (cost $127,244,594)(w)		131,502,606

COMMON STOCKS — 6.7%
Exchange Traded Funds
CurrencyShares Australian Dollar Trust	11,100	896,214
CurrencyShares Canadian Dollar Trust	9,800	841,330
iShares FTSE/Xinhua China 25 Index Fund	29,809	1,143,771
iShares MSCI Chile Investable	54,931	2,488,374
iShares MSCI Emerging Markets Index Fund	30,620	986,883
iShares MSCI Hong Kong Index Fund	53,000	728,220
iShares MSCI Malaysia Index Fund	91,220	811,858
iShares MSCI South Africa Index Fund	21,313	1,007,466
Rydex S&P Smallcap 600 Pure Value	18,909	465,350

TOTAL COMMON STOCKS (cost $9,094,514)		9,369,466

TOTAL INVESTMENTS — 100.1% (cost $136,339,108)		140,872,072
Liabilities in excess of other assets — (0.1)%		(77,687)

NET ASSETS — 100.0%		$140,794,385

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$9,369,466	$—	$—
Affiliated Mutual Funds	131,502,606	—	—

	$140,872,072	$—	$—
Other Financial Instruments*	—	—	—

Total	$140,872,072	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Large/Mid-Cap Value	23.2%
Money Market	20.6
Large/Mid-Cap Growth	12.5
International Value	9.8
International Growth	9.8
Core Bonds	8.5
Exchange Traded Funds	6.7
Small-Cap Growth	5.9
Global Bonds	2.1
Small-Cap Value	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Affiliated investments (cost $127,244,594)	$131,502,606
Unaffiliated investments (cost $9,094,514)	9,369,466
Cash	283,696
Receivable for fund share sold	1,330,629
Dividends receivable	304
Prepaid expenses	82

Total Assets	142,486,783

LIABILITIES:
Payable for investments purchased	1,628,870
Accrued expenses and other liabilities	39,103
Advisory fees payable	23,418
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	109

Total Liabilities	1,692,398

NET ASSETS	$140,794,385

Net assets were comprised of:
Paid-in capital	$151,996,321
Retained earnings	(11,201,936)

Net assets, June 30, 2009	$140,794,385

Net asset value and redemption price per share, $140,794,385 / 18,530,103 outstanding shares of beneficial interest	$7.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$1,671,152
Unaffiliated dividend income (net of $77 foreign withholding tax)	121,424

1,792,576

EXPENSES
Advisory fees	116,275
Custodian and accounting fees	20,000
Audit fee	13,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	6,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Loan interest expense (Note 7)	2,058
Miscellaneous	4,077

Total expenses	175,410
Less: advisory fee waiver and expense reimbursement	(16,634)

Net expenses	158,776

NET INVESTMENT INCOME	1,633,800

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated $(5,459,556))	(5,206,740)
Net capital gain distribution received (including affiliated $771,863)	771,863

(4,434,877)

Net change in unrealized appreciation (depreciation) on investments (including affiliated $8,470,814)	8,614,820

NET GAIN ON INVESTMENTS	4,179,943

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,813,743

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,633,800	$556,004
Net realized loss on investment transactions	(4,434,877)	(12,931,552)
Net change in unrealized appreciation (depreciation) on investments	8,614,820	(4,002,331)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,813,743	(16,377,879)

DISTRIBUTIONS	(558,275)	(43,798)

FUND SHARE TRANSACTIONS:
Fund share sold [13,801,198 and 16,169,793 shares, respectively]	98,920,223	139,310,292
Fund share issued in reinvestment of distributions [72,035 and 4,635 shares, respectively]	558,275	43,798
Fund share repurchased [3,268,535 and 8,749,866 shares, respectively]	(21,745,724)	(70,148,281)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	77,732,774	69,205,809

TOTAL INCREASE IN NET ASSETS	82,988,242	52,784,132
NET ASSETS:
Beginning of period	57,806,143	5,022,011

End of period	$140,794,385	$57,806,143

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 91.3%
Argentina — 0.8%
Banco Macro SA, ADR*	19,190	$310,686
BBVA Banco Frances SA, ADR*	8,600	40,334
Cresud SA, ADR(g)	40,300	380,029
Grupo Financiero Galicia SA, ADR*	39,330	129,396
IRSA Inversiones y Representaciones SA, GDR*(g)	12,880	61,695
MercadoLibre, Inc.*	20,900	561,792
Petrobras Energia Participaciones SA (Class B Stock)	133,900	82,509
Petrobras Energia Participaciones SA, ADR	69,700	414,018
Telecom Argentina SA, ADR*	29,530	378,870
Transportadora de Gas del Sur SA, ADR(g)	68,030	152,387

		2,511,716

Botswana — 0.8%
Barclays Bank of Botswana Ltd.(g)	127,230	107,059
Botswana Insurance Holdings Ltd.(g)	187,500	196,420
First National Bank of Botswana(g)	2,263,280	701,132
Letshego(g)	240,010	358,686
Sechaba Breweries Ltd.(g)	369,114	722,854
Standard Chartered Bank Botswana Ltd.(g)	145,110	371,038

		2,457,189

Brazil — 5.5%
AES Tiete SA (PRFC Shares)	14,800	154,684
All America Latina Logistica SA	41,100	252,326
American Banknote SA	13,900	106,050
Anhanguera Educacional Participacoes SA*	3,500	31,776
Aracruz Celulose SA (PRFC B Shares)*	7,800	11,544
B2W Cia Global Do Varejo	6,000	111,763
Banco Bradesco SA (PRFC Shares)	65,900	968,574
Banco do Brasil SA	27,700	298,982
Banco Itau Holding Financeira SA (PRFC Shares)	81,193	1,279,945
Banco Nossa Caixa SA	3,500	130,855
BM&FBOVESPA SA	11,699	69,854
BR Malls Participacoes SA*	5,100	38,676
Bradespar SA (PRFC Shares)	11,600	151,075
Brasil Telecom Participacoes SA	2,100	37,510
Brasil Telecom Participacoes SA (PRFC Shares)	14,800	114,125
Braskem SA (PRFC A Shares)*	8,000	29,273
Centrais Eletricas Brasileiras SA	4,400	63,996
Centrais Eletricas Brasileiras SA (PRFC B Shares)	16,000	207,400
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC Shares)	8,781	168,719
Cia de Bebidas das Americas	44	2,861
Cia de Bebidas das Americas (PRFC Shares)	13,600	878,395
Cia de Concessoes Rodoviarias	13,000	205,333
Cia de Saneamento Basico do Estado de Sao Paulo	8,200	122,404
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	5,000	121,613
Cia Energetica de Minas Gerais (PRFC Shares)	17,375	233,204
Cia Energetica de Sao Paulo (PRFC B Shares)	11,500	113,973
Cia Paranaense de Energia (PRFC B Shares)	3,600	50,523
Cia Siderurgica Nacional SA	12,900	287,164
Cia Vale do Rio Doce	16,500	289,834
Cia Vale do Rio Doce (PRFC A Shares)	117,000	1,797,244
Cosan SA Industria e Comercio*	11,400	83,660
CPFL Energia SA	9,600	155,550
Cyrela Brazil Realty SA	17,500	131,283
Diagnosticos da America SA*	2,600	45,777
Duratex SA (PRFC Shares)	4,700	51,761
EDP – Energias do Brasil SA(g)	1,600	21,695
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	9,000	157,954
Empresa Brasileira de Aeronautica SA	32,600	135,092
Fertilizantes Fosfatados SA (PRFC Shares)	8,800	67,768
Gafisa SA	23,900	196,981
Gerdau SA (PRFC Shares)	38,300	401,666
Global Village Telecom Holding SA*	2,700	44,823
Industrias Romi SA	6,000	26,609
Investimentos Itau SA (PRFC Shares)	150,167	661,363
JBS SA	39,200	140,036
LLX Logistica SA*	1,900	3,704
Localiza Rent A Car	14,900	92,008
Lojas Americanas SA (PRFC Shares)	31,900	148,145
Lojas Renner SA	10,900	120,709
Lupatech SA*	1,900	24,144
Marfrig Frigorificos e Comercio de Alimentos SA*	8,000	59,199
Metalurgica Gerdau SA (PRFC Shares)	8,700	113,928
MMX Mineracao e Metalicos SA*	1,900	6,099
MRV Engenharia e Participacoes SA	2,800	37,953
Natura Cosmeticos SA	5,400	70,549
NET Servicos de Comunicacao SA (PRFC Shares)*	16,500	160,832
PDG Realty SA Empreendimentos e Participacoes	21,900	231,573
Perdigao SA*	12,000	227,323
Petroleo Brasileiro SA	11,200	229,487
Petroleo Brasileiro SA (PRFC Shares)	191,000	3,173,748

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Brazil (cont’d.)
Randon Participacoes SA (PRFC Shares)	6,600	$31,863
Redecard SA	20,900	319,980
Rossi Residencial SA	5,400	22,708
Sadia SA (PRFC Shares)*	28,800	69,814
Souza Cruz SA	7,500	214,838
Suzano Papel e Celulose SA (PRFC Shares)*	4,300	32,895
Tam SA (PRFC Shares)*	2,700	28,095
Tele Norte Leste Participacoes SA	2,300	43,206
Tele Norte Leste Participacoes SA (PRFC Shares)	20,900	333,312
Telecomunicacoes de Sao Paulo SA (PRFC Shares)	6,500	145,591
Telemar Norte Leste SA (PRFC A Shares)	3,800	105,302
Terna Participacoes SA	1,900	36,992
Tim Participacoes SA (PRFC Shares)	18,900	32,794
Totvs SA	10,300	354,600
Tractebel Energia SA	4,500	42,945
Ultrapar Participacoes SA (PRFC Shares)	12,600	397,066
Usinas Siderurgicas de Minas Gerais SA	1,300	27,333
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	7,800	166,986
Vivo Participacoes SA (PRFC Shares)	9,875	187,118
Votorantim Celulose e Papel SA (PRFC Shares)*	2,000	21,403
Weg SA	19,500	138,326

		18,104,261

Bulgaria — 0.7%
Albena AD*(g)	3,980	80,156
Bulgarian American Credit Bank JSCO*(g)	23,904	198,014
CB First Investment Bank AD*(g)	155,563	241,992
Central Cooperative Bank AD*(g)	87,402	78,328
Chimimport AD*(g)	265,946	414,228
Corporate Commercial Bank AD*(g)	3,940	165,914
Industrial Holding Bulgaria PLC*(g)	54,384	70,337
MonBat AD*(g)	48,227	158,536
Olovno Tzinkov Komplex AD*	9,086	83,367
Petrol AD*(g)	90,727	395,659
Sopharma AD(g)	197,237	397,506

		2,284,037

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA*	90,800	156,655
Administradora de Fondos de Pensiones Provida SA, ADR*(g)	8,500	219,980
AES Gener SA	270,000	114,177
Antarchile SA	18,100	279,858
Banco de Chile	3,513,691	248,742
Banco de Credito e Inversiones	7,589	190,727
Banco Santander Chile	15,492,700	694,375
CAP SA	14,400	357,806
Centros Comerciales Sudamericanos SA	179,000	468,270
Cia Cervecerias Unidas SA, ADR	6,600	231,000
Cia General de Electricidad(g)	38,850	265,193
Colbun SA	1,043,950	265,270
Embotelladora Andina SA, ADR (Class B Stock)	9,950	169,349
Empresa Nacional de Electricidad SA	510,650	847,492
Empresa Nacional de Telecomunicaciones SA	15,150	203,989
Empresas CMPC SA	13,270	352,125
Empresas COPEC SA	76,750	938,415
Empresas La Polar SA	48,500	178,265
Enersis SA	1,439,500	531,798
Enersis SA, ADR	6,500	120,055
Grupo Security SA	692,880	197,359
Inversiones Aguas Metropolitanas SA	92,500	106,662
Lan Airlines SA, ADR	26,650	320,600
Madeco SA, ADR(g)	44,800	310,464
Minera Valparaiso SA(g)	3,281	92,329
Parque Arauco SA	181,800	168,760
Ripley Corp. SA	192,000	144,743
SACI Falabella	181,750	718,479
Salfacorp SA	107,000	154,505
Sociedad de Inversiones Pampa Calichera SA (Class A Stock)	207,000	320,253
Sociedad Quimica y Minera de Chile SA, ADR	12,700	459,613
Sonda SA	110,400	159,415
Vina Concha y Toro SA, ADR	4,800	173,016

		10,159,739

China — 5.6%
Agile Property Holdings Ltd.	158,000	225,104
Air China Ltd. (Class H Stock)*	78,000	37,965
Alibaba.com Ltd.*	33,000	58,160
Aluminum Corp. of China Ltd. (Class H Stock)*	38,000	35,562
Angang Steel Co. Ltd. (Class H Stock)	106,000	174,549
Anhui Conch Cement Co. Ltd. (Class H Stock)	34,000	211,478
Baidu.com, Inc., ADR*	1,100	331,199
Bank of China Ltd. (Class H Stock)	656,000	310,644
Bank of Communications Co. Ltd. (Class H Stock)	173,000	192,469
Beijing Capital International Airport Co. Ltd. (Class H Stock)*	72,000	50,130
Beijing Enterprises Holdings Ltd.	15,500	77,149
BOE Technology Group Co. Ltd. (Class B Stock)*	117,600	29,523

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
China (cont’d.)
Chaoda Modern Agriculture Holdings Ltd.	267,520	$156,439
China Agri-Industries Holdings Ltd.	92,000	57,077
China Citic Bank (Class H Stock)	95,000	61,254
China Coal Energy Co. (Class H Stock)	153,000	179,418
China Communications Construction Co. Ltd. (Class H Stock)	187,000	216,806
China Construction Bank (Class H Stock)	884,000	681,160
China COSCO Holdings Co. Ltd. (Class H Stock)	146,000	172,414
China Dongxiang Group Co.	135,000	90,338
China Green Holdings Ltd.	48,000	49,873
China Hongxing Sports Ltd.*	126,000	14,652
China International Marine Containers Co. Ltd. (Class B Stock)	185,700	176,782
China Life Insurance Co. Ltd. (Class H Stock)	166,000	610,083
China Medical Technologies, Inc., ADR	5,500	109,505
China Mengniu Dairy Co. Ltd.*	105,000	243,587
China Merchants Bank Co. Ltd. (Class H Stock)	261,300	593,019
China Merchants Holdings International Co. Ltd.	58,000	166,122
China Mobile Ltd.	168,500	1,687,090
China National Building Material Co. Ltd. (Class H Stock)	76,000	146,122
China Oilfield Services Ltd. (Class H Stock)	128,000	137,922
China Overseas Land & Investment Ltd.	122,720	283,236
China Petroleum & Chemical Corp. (Class H Stock)	532,000	402,789
China Railway Construction Corp. (Class H Stock)	108,200	166,043
China Railway Group Ltd. (Class H Stock)*	412,000	328,660
China Resources Enterprise	72,000	143,645
China Resources Land Ltd.	30,000	66,079
China Resources Power Holdings Co. Ltd.	74,000	163,671
China Shenhua Energy Co. Ltd. (Class H Stock)	144,000	526,087
China Shipping Container Lines Co. Ltd. (Class H Stock)*	134,000	35,708
China Shipping Development Co. Ltd. (Class H Stock)	68,000	86,966
China Southern Airlines Co. Ltd. (Class H Stock)*	132,000	36,681
China Telecom Corp. Ltd. (Class H Stock)	508,000	252,143
China Travel International Investment Hong Kong Ltd.	140,000	30,756
China Unicom Ltd.	210,052	279,291
China Vanke Co. Ltd. (Class B Stock)	269,760	388,802
China Yurun Food Group Ltd.	54,000	81,268
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	113,880	52,671
CITIC Pacific Ltd.*	59,000	121,513
CNOOC Ltd.	486,000	598,680
COSCO Pacific Ltd.	34,000	38,070
Country Garden Holdings Co.	74,000	34,252
Ctrip.com International Ltd., ADR*	4,000	185,200
Datang International Power Generation Co. Ltd. (Class H Stock)	88,000	53,181
Denway Motors Ltd.	542,000	215,709
Dongfeng Motor Group Co. Ltd. (Class H Stock)	174,000	145,944
Focus Media Holding Ltd., ADR*	19,300	155,558
Foxconn International Holding Ltd.*	220,000	143,034
Global Bio-Chem Technology Group Co. Ltd.	140,000	25,193
Golden Eagle Retail Group Ltd.	74,000	85,749
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	22,400	49,835
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	16,000	28,586
Harbin Power Equipment Co. Ltd. (Class H Stock)	44,000	41,186
Huaneng Power International, Inc. (Class H Stock)	296,000	207,416
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,154,000	799,361
Inner Mongolia Eerduosi Cashmere Products Co. Ltd. (Class B Stock)	133,600	91,917
Inner Mongolia Yitai Coal Co. (Class B Stock)	10,200	47,461
Jiangsu Expressway Co. Ltd. (Class H Stock)	90,000	65,792
Jiangxi Copper Co. Ltd. (Class H Stock)	26,000	42,243
Kingboard Chemical Holdings Ltd.	44,500	109,097
Konka Group Co. Ltd. (Class B Stock)*	161,000	57,016
Lenovo Group Ltd.	294,000	110,392
Li Ning Co. Ltd.	32,500	95,367
Maanshan Iron & Steel (Class H Stock)*	92,000	57,485
Mindray Medical International Ltd., ADR	5,200	145,184
Netease.com, ADR*	3,000	105,540
New Oriental Education & Technology Group, ADR*	2,100	141,456
Parkson Retail Group Ltd.	171,000	243,563
PetroChina Co. Ltd. (Class H Stock)	628,000	693,978
PICC Property & Casualty Co. Ltd. (Class H Stock)*	66,000	45,208
Ping An Insurance Group Co. of China Ltd. (Class H Stock)*	33,500	224,854

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
China (cont’d.)
Ports Design Ltd.*	20,000	$46,871
Semiconductor Manufacturing International Corp.*	756,000	38,049
Shanda Interactive Entertainment Ltd., ADR*	2,000	104,580
Shandong Chenming Paper Holdings Ltd. (Class B Stock)	60,400	40,190
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	44,000	112,749
Shanghai Electric Group Co. Ltd. (Class H Stock)	108,000	45,981
Shanghai Haixin Group Co. (Class B Stock)*	108,000	36,612
Shanghai Industrial Holdings Ltd.	31,000	124,354
Shanghai Jin Jiang International Hotels Group Co. Ltd. (Class H Stock)	210,000	42,108
Shanghai Zhenhua Port Machinery Co. (Class B Stock)	188,110	161,775
Shimao Property Holdings Ltd.	32,000	61,696
Sina Corp.*	2,000	58,960
Sohu.com, Inc.*	1,000	62,830
Suntech Power Holdings Co. Ltd., ADR*	8,800	157,168
Tencent Holdings Ltd.	32,000	371,283
Tingyi Cayman Islands Holding Corp.	108,000	177,789
Tsingtao Brewery Co. Ltd. (Class H Stock)	34,000	107,520
Want Want China Holdings Ltd.	530,400	298,901
Yangzijiang Shipbuilding Holdings Ltd.	113,000	60,564
Yantai Changyu Pioneer Wine Co. (Class B Stock)	9,100	56,055
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	112,000	153,584
Zijin Mining Group Co. Ltd. (Class H Stock)	70,000	62,996
ZTE Corp. (Class H Stock)	50,960	176,040

		18,371,766

Colombia — 0.7%
Almacenes Exito SA	24,600	161,782
BanColombia SA, ADR	8,900	271,450
Cementos Argos SA	37,500	144,823
Cia Colombiana de Inversiones SA	5,800	86,838
Ecopetrol SA	317,900	382,548
Empresa de Telecomunicaciones de Bogota*	333,000	135,281
Grupo Aval Acciones y Valores	187,500	55,358
Grupo Nacional de Chocolates SA	33,100	278,509
Interconexion Electrica SA	102,000	434,356
Inversiones Argos SA	18,400	104,701
Suramericana de Inversiones SA	33,500	313,750

		2,369,396

Croatia — 0.7%
Adris Grupa dd (PRFC Shares)*	6,293	269,406
Atlantska Plovidba dd	1,410	304,531
Dalekovod dd	3,870	288,842
Ericsson Nikola Tesla	315	75,537
Hrvatske telekomunikacije dd	20,570	864,877
Institut Gradevinarstva Hrvatske dd	60	42,485
Koncar-Elektroindustrija dd*	1,788	133,575
Petrokemija dd*	975	23,322
Podravka Prehrambena Industija dd*	3,000	138,433
Privredna Banka Zagreb dd*	660	66,987
VIRO Tvornica Secera*	435	26,331

		2,234,326

Czech Republic — 2.7%
CEZ A/S	95,000	4,246,160
Komercni Banka A/S	15,200	2,094,084
New World Resources NV (Class A Stock)*	106,050	496,941
Pegas Nonwovens SA	13,800	266,823
Philip Morris CR A/S	600	204,368
Telefonica O2 Czech Republic A/S	48,900	1,113,678
Unipetrol*	89,400	542,855

		8,964,909

Egypt — 1.4%
Alexandria Mineral Oils Co.	4,500	38,506
Arab Cotton Ginning	170,900	174,472
Commercial International Bank	56,200	490,264
Delta Sugar Co.*	14,539	42,452
Eastern Tobacco	12,520	251,474
Egyptian Co. for Mobile Services	5,100	177,911
Egyptian Financial & Industrial Co.	37,180	154,721
Egyptian Financial Group-Hermes Holding	75,940	306,887
Egyptian for Tourism Resorts*	223,437	96,622
Egyptian International Pharmaceutical Industrial Co.(g)	14,300	68,551
Egyptian Kuwaiti Holding Co.	126,674	230,547
Egyptian Media Production City*	128,835	140,537
El Ezz Aldekhela Steel Alexandria	980	124,487
El Ezz Steel Co.	77,520	167,497
ElSwedy Cables Holding Co.	11,660	138,989
Maridive & Oil Services SAE	44,440	170,205
Medinet Nasr Housing	17,100	97,868
Olympic Group Financial Investments	7,300	32,940
Orascom Construction Industries	22,400	760,338
Orascom Telecom Holding SAE*	75,690	402,483
Palm Hills Developments SAE*	75,000	101,218
Sidi Kerir Petrochemcials Co.	51,800	108,212
Six of October Development & Investment*	1,700	19,874
South Valley Cement*	76,224	104,763
Suez Cement	16,000	93,627
Talaat Moustafa Group*	31,400	29,266
Telecom Egypt	68,450	197,110

		4,721,821

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Estonia — 0.7%
Baltika A/S*(g)	14,400	$11,484
Eesti Telekom A/S(g)	91,000	554,322
Jarvevana A/S*(g)	31,100	12,161
Merko Ehitus A/S(g)	55,300	263,219
Norma AS(g)	51,600	185,466
Olympic Entertainment Group A/S*(g)	238,400	196,127
Tallink Group Ltd. A/S*(g)	1,760,200	811,199
Tallinna Kaubamaja A/S(g)	40,228	136,912
Tallinna Vesi A/S (Class A Stock)(g)	12,500	147,104

		2,317,994

Ghana — 0.2%
CAL Bank Ltd.(g)	604,200	80,802
Ghana Commercial Bank Ltd.(g)	762,800	275,434
Standard Chartered Bank Ghana Ltd.(g)	13,000	252,090

		608,326

Hungary — 2.9%
Egis Gyogyszergyar Nyrt	2,550	230,701
Fotex PLC*	13,750	27,222
Magyar Telekom Telecommunications PLC	589,900	1,741,970
MOL Hungarian Oil and Gas Nyrt	33,330	2,062,256
OTP Bank Nyrt*	183,450	3,316,755
Raba Jarmuipari Holding Nyilvanosan Mukodo Reszvenytarsasag*	6,850	22,719
Richter Gedeon Nyrt	11,100	1,996,433

		9,398,056

India — 2.4%
Bharti Airtel Ltd.*	16,300	272,477
GAIL India Ltd., GDR	6,255	227,369
Grasim Industries Ltd., GDR*	2,230	107,597
HDFC Bank Ltd., ADR	5,210	537,307
Hindalco Industries Ltd., GDR, 144A(g)	43,249	78,047
Hindustan Unilever Ltd.	32,500	180,887
ICICI Bank Ltd., ADR	23,880	704,460
Infosys Technologies Ltd., ADR	38,830	1,428,167
ITC Ltd., GDR*	125,980	501,632
Larsen & Toubro Ltd., GDR	21,462	703,095
Mahindra & Mahindra Ltd., GDR*(g)	10,730	158,267
Nestle India Ltd.	3,000	125,167
NTPC Ltd.	25,800	104,937
Ranbaxy Laboratories Ltd., GDR*	14,830	76,819
Reliance Communications Ltd.	27,000	162,479
Reliance Industries Ltd., GDR, 144A*	23,300	1,933,900
Satyam Computer Services Ltd., ADR	13,080	40,679
State Bank of India Ltd., GDR(g)	5,370	391,285
Tata Motors Ltd., ADR*	11,490	97,895

		7,832,466

Indonesia — 2.7%
Adaro Energy PT*	2,755,600	322,188
AKR Corporindo Tbk PT	496,000	39,652
Aneka Tambang Tbk PT	860,000	169,328
Astra Agro Lestari Tbk PT	95,500	156,743
Astra International Tbk PT	366,000	849,787
Bakrie and Brothers Tbk PT*(g)	29,669,500	260,658
Bakrie Sumatera Plantations Tbk PT*	1,568,500	105,302
Bank Central Asia Tbk PT	2,019,000	692,037
Bank Danamon Indonesia Tbk PT	475,000	223,108
Bank Mandiri Persero Tbk PT	1,153,500	357,235
Bank Pan Indonesia Tbk PT*	1,476,000	94,768
Bank Rakyat Indonesia	1,098,500	673,510
Barito Pacific Tbk PT*	232,000	28,239
Berlian Laju Tanker Tbk PT	285,000	23,623
Bumi Resources Tbk PT	3,548,000	640,904
Energi Mega Persada Tbk PT*	559,500	20,176
Indah Kiat Pulp & Paper Corp. Tbk PT*	567,000	96,091
Indocement Tunggal Prakarsa Tbk PT	135,000	102,101
Indofood Sukses Makmur Tbk PT	1,200,000	221,001
Indosat Tbk PT	518,500	251,805
International Nickel Indonesia Tbk PT*	471,000	190,137
Kalbe Farma Tbk PT	2,730,000	268,909
Kawasan Industri Jababeka Tbk PT*(g)	5,032,000	52,076
Lippo Karawaci Tbk PT*	1,907,000	125,061
Medco Energi Internasional Tbk PT*	461,000	136,996
Perusahaan Gas Negara PT*	1,653,000	506,715
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	240,000	140,038
Semen Gresik Persero Tbk PT*	211,500	101,046
Tambang Batubara Bukit Asam Tbk PT	164,500	185,779
Telekomunikasi Indonesia Tbk PT	1,335,000	988,298
Unilever Indonesia Tbk PT	259,000	234,044
United Tractors Tbk PT	573,500	556,082

		8,813,437

Israel — 2.9%
Africa Israel Investments Ltd.*	5,700	96,480
Alvarion Ltd.*	10,500	47,103
Bank Hapoalim BM*	127,870	338,910
Bank Leumi Le-Israel BM*	173,130	454,333
Bezeq Israeli Telecommunication Corp. Ltd.	159,370	294,176
Cellcom Israel Ltd.	14,010	372,246
Ceragon Networks Ltd.*	20,500	135,915
Check Point Software Technologies Ltd.*	32,045	752,096
Delek Group Ltd.	400	48,383
Delek Real Estate Ltd.*	4,083	5,018
Discount Investment Corp.	2,400	43,399
Elbit Systems Ltd.	2,285	137,917
EZchip Semiconductor Ltd.*	6,400	104,800
Frutarom Industries Ltd.	15,955	117,192

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Israel (cont’d.)
Gazit Globe Ltd.	6,250	$39,548
Harel Insurance Investments & Finances Ltd.*	1,220	49,498
Israel Chemicals Ltd.	73,485	721,096
Israel Corp. Ltd., (The)	620	329,199
Israel Discount Bank Ltd. (Class A Stock)	98,975	129,180
Isramco LP*	1,510,000	150,046
Koor Industries Ltd.	6,600	150,953
Makhteshim-Agan Industries Ltd.	35,025	172,543
Migdal Insurance & Financial Holding Ltd.*	112,170	159,984
Mizrahi Tefahot Bank Ltd.*	28,885	172,071
Nice Systems Ltd., ADR*	5,835	134,342
Ormat Industries Ltd.	6,410	52,020
Osem Investment Ltd.	2,650	28,963
Partner Communications Co.	13,145	224,541
Shufersal Ltd.	14,320	52,830
Teva Pharmaceutical Industries Ltd., ADR	77,250	3,811,515

		9,326,297

Jordan — 0.8%
Arab Bank	67,380	1,241,851
Arab Potash Co.	7,263	377,602
Dar Al Dawa Development & Investment Co. Ltd.(g)	10,200	54,442
Jordan Petroleum Refinery Co.*	9,440	107,956
Jordan Phosphate Mines	4,140	119,334
Jordan Steel	23,700	116,359
Jordan Telecom	15,000	105,486
Jordanian Electric Power Co.	19,640	89,939
Middle East Complex For Engineering Electric and Heavy Industries PLC*(g)	14,500	32,404
Tameer Jordan Holdings PSC*	222,660	187,816
United Arab Investors*	20,300	21,958

		2,455,147

Kazakhstan — 0.2%
KazMunaiGas Exploration Production, GDR(g)	38,600	733,400

Kenya — 0.8%
Bamburi Cement Co. Ltd.(g)	36,000	68,164
Barclays Bank of Kenya Ltd.(g)	141,500	101,842
CMC Holdings Ltd.(g)	230,000	38,700
East African Breweries Ltd.	307,600	602,143
Equity Bank Ltd.(g)	1,719,000	363,653
Kenya Airways Ltd.(g)	328,600	102,864
Kenya Commercial Bank Ltd.(g)	1,370,000	402,828
Kenya Electricity Generating Co. Ltd.(g)	764,500	145,566
Kenya Oil Co. Ltd.(g)	385,420	302,488
Mumias Sugar Co. Ltd.	235,000	18,396
Safaricom Ltd.*	10,693,100	453,950
Standard Chartered Bank Kenya Ltd.(g)	79,700	150,086

		2,750,680

Kuwait — 0.8%
Al Ahli Bank of Kuwait	55,000	93,517
Boubyan Bank KSC*	70,000	139,103
Boubyan Petrochemicals Co.*	47,500	85,868
Burgan Bank*	30,250	45,220
Commercial Bank of Kuwait	35,000	124,109
Commercial Real Estate Co.*	214,000	98,203
Global Investment House KSCC*	20,000	8,762
Kuwait Finance House	57,480	239,791
Kuwait Foods (Americana)	17,500	85,173
Kuwait Investment Projects Co. Holdings	35,000	64,393
Mabanee Co. SAKC*	49,500	126,785
Mobile Telecommunications Co. KSC	110,000	451,243
National Bank of Kuwait	71,500	318,165
National Industries Group Holding*	237,500	371,664
Public Warehousing Co. KSC (The)*	65,000	239,527
Sultan Center Food Products Co.*	110,000	99,426

		2,590,949

Latvia — 0.2%
Grindeks*(g)	52,160	310,478
Latvian Shipping Co.*(g)	332,621	304,934
Ventspils Nafta*(g)	78,610	139,466

		754,878

Lebanon — 0.3%
Solidere (Class A Stock)*	41,200	1,045,244

Lithuania — 0.7%
Apranga PVA*	78,286	54,298
Klaipedos Nafta PVA(g)	513,391	212,474
Lietuvos Dujos(g)	193,290	93,179
Lifosa PVA*(g)	24,700	244,087
Pieno Zvaigzdes(g)	111,220	99,007
Rokiskio Suris*(g)	145,010	117,908
Sanitas*(g)	42,960	118,347
Siauliu Bankas*(g)	441,602	119,937
TEO LT AB(g)	1,765,660	795,237
Ukio Bankas*(g)	1,643,591	457,798

		2,312,272

Malaysia — 2.7%
Alliance Financial Group Bhd	67,500	44,997
AMMB Holdings Bhd	91,800	88,036
Astro All Asia Networks PLC	58,300	53,565
Batu Kawan Bhd	70,200	176,428
Berjaya Corp. Bhd	793,300	210,376
Berjaya Sports Toto Bhd	99,500	142,715
British American Tobacco Malaysia Bhd	11,200	142,486
Bumiputra-Commerce Holdings Bhd	131,000	336,331
Bursa Malaysia Bhd	110,000	215,113
Dialog Group Bhd	130,700	40,420
Digi.com Bhd	16,200	102,215
Gamuda Bhd	328,500	258,054
Genting Bhd	326,000	522,358
Hong Leong Bank Bhd	96,600	156,484
IGB Corp. Bhd	109,000	52,879
IJM Corp. Bhd	132,300	217,789

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Malaysia (cont’d.)
IOI Corp. Bhd	313,100	$418,854
Kencana Petroleum Bhd	103,600	50,202
KNM Group Bhd	1,285,000	305,243
Kuala Lumpur Kepong Bhd	41,400	139,835
Kulim Malaysia Bhd	67,000	118,895
Lafarge Malayan Cement Bhd	49,600	82,994
Lion Industries Corp. Bhd	748,000	264,594
Malayan Banking Bhd	308,850	517,136
Malaysian Airline System Bhd	68,600	59,620
Malaysian Bulk Carriers Bhd	53,000	46,071
Malaysian Resources Corp. Bhd*	123,000	43,892
MISC Bhd	81,500	198,128
MMC Corp. Bhd	115,800	69,913
Multi-Purpose Holdings Bhd	311,500	123,799
Parkson Holdings Bhd	98,900	143,157
Petra Perdana Bhd	48,400	36,517
Petronas Dagangan Bhd	58,500	138,859
Petronas Gas Bhd	76,000	211,776
PLUS Expressways Bhd	104,400	94,951
PPB Group Bhd	38,600	127,195
Public Bank Bhd	139,782	359,581
Resorts World Bhd	392,000	300,223
RHB Capital Bhd	41,000	48,190
SapuraCrest Petroleum Bhd	137,700	60,413
Sarawak Energy Bhd	79,500	46,949
Sime Darby Bhd	416,600	821,839
SP Setia Bhd	49,700	56,120
Ta Ann Holdings Bhd	26,600	31,745
Tanjong PLC	40,000	151,185
Telekom Malaysia Bhd	133,500	111,066
Tenaga Nasional Bhd	141,900	308,111
TM International Bhd*	137,925	92,809
UEM Land Holdings Bhd*	289,000	127,620
UMW Holdings Bhd	31,100	52,583
Wah Seong Corp. Bhd	99,600	52,308
WCT Berhad	62,200	36,867
WTK Holdings Bhd*	77,700	25,820
YTL Corp. Bhd	100,700	198,834
YTL Power International Bhd	156,257	95,914
Zelan Bhd	72,800	18,656

		8,948,710

Mauritius — 0.8%
Mauritius Commercial Bank(g)	201,400	783,612
Mauritius Development Invest Trust(g)	300,000	41,752
Naiade Resorts Ltd.(g)	76,628	107,255
New Mauritius Hotels Ltd.(g)	244,017	806,057
Rogers & Co. Ltd.(g)	7,500	67,735
State Bank of Mauritius Ltd.(g)	166,800	360,714
Sun Resorts Ltd. (Class A Stock)(g)	155,200	277,601

		2,444,726

Mexico — 5.9%
Alfa SAB de CV (Class A Stock)	126,300	355,835
America Movil SAB de CV (Class L Stock)	2,680,500	5,200,902
Axtel SAB de CV*	34,700	18,841
Banco Compartamos SA de CV	69,300	223,137
Bolsa Mexicana de Valores SA de CV*	194,700	178,166
Carso Global Telecom SAB de CV*	69,200	255,922
Carso Infraestructura y Construccion SAB de CV*	95,700	51,599
Cemex SAB de CV*	2,400,112	2,243,683
Coca-Cola Femsa SAB de CV (Class L Stock)	37,600	151,105
Consorcio ARA SAB de CV*	59,500	25,891
Controladora Comercial Mexicana SAB de CV*	22,400	12,911
Corp. GEO SAB de CV (Class B Stock)*	61,800	119,393
Desarrolladora Homex SAB de CV*	22,600	105,120
Empresas ICA SAB de CV*	152,400	261,209
Fomento Economico Mexicano SAB de CV	257,000	828,872
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	74,000	188,930
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	11,500	45,046
Grupo Bimbo SAB de CV (Class A Stock)	56,600	300,875
Grupo Carso SAB de CV (Class A Stock)	144,000	387,113
Grupo Elektra SAB de CV (Class A Stock)	8,600	391,845
Grupo Financiero Banorte SAB de CV (Class O Stock)	497,800	1,205,917
Grupo Financiero Inbursa SAB de CV (Class O Stock)	306,100	813,353
Grupo Mexico SAB de CV (Class B Stock)	1,035,803	1,132,691
Grupo Modelo SAB de CV (Class C Stock)*	100,700	359,723
Grupo Simec SAB de CV (Class B Stock)*	6,000	13,113
Grupo Televisa SA	219,500	745,933
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	400,300	325,268
Industrias CH SAB de CV (Class B Stock)*	43,200	132,209
Industrias Penoles SAB de CV	31,200	504,668
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	52,800	201,485
Mexichem SAB de CV	267,200	341,501
Organizacion Soriana SAB de CV (Class B Stock)*	19,200	43,013

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Mexico (cont’d.)
Promotora y Operadora de Infraestructura SAB de CV*	27,800	$44,925
Telefonos de Mexico SAB de CV	569,200	464,671
Telmex Internacional SAB de CV (Class L Stock)	750,200	476,272
TV Azteca SAB de CV	104,200	41,939
Urbi Desarrollos Urbanos SAB de CV*	129,000	195,926
Wal-Mart de Mexico SAB de CV (Class V Stock)	351,600	1,042,658

		19,431,660

Morocco — 1.4%
Attijariwafa Bank	14,700	535,542
Banque Centrale Populaire	4,940	161,672
Banque Marocaine du Commerce et de l’Industrie(g)	1,355	133,179
Banque Marocaine du Commerce Exterieur	20,500	675,725
Ciments du Maroc(g)	875	144,312
Compagnie Generale Immobiliere*	540	134,275
Cosumar(g)	1,024	191,320
Credit Immobilier et Hotelier	1,561	81,164
Douja Promotion Groupe Addoha SA	19,930	368,486
Holcim Maroc SA(g)	565	128,984
Lafarge Ciments(g)	1,770	338,616
Maroc Telecom	45,464	853,792
ONA SA	3,350	620,800
Samir*	500	38,592
Societe Nationale d’Investissement(g)	943	207,475
Sonasid	350	101,985

		4,715,919

Nigeria — 0.8%
Access Bank PLC	1,574,800	96,363
Afribank Nigeria PLC	473,733	24,183
Ashaka Cement PLC*	474,718	44,941
Dangote Sugar Refinery PLC	1,440,880	165,222
Diamond Bank PLC	468,600	27,238
Ecobank Transnational, Inc.	609,467	58,369
First Bank of Nigeria PLC	2,277,400	338,646
First City Monument Bank PLC	451,000	25,908
Flour Mills Nigeria PLC	95,700	15,489
Guaranty Trust Bank PLC	2,596,784	245,225
Guinness Nigeria PLC(g)	133,500	116,380
Intercontinental Bank PLC*(g)	4,200,900	258,063
Lafarge Cement WAPCO Nigeria PLC	112,000	18,912
Mobil Nigeria PLC(g)	31,000	24,697
Nigerian Breweries PLC	903,800	299,586
Oando PLC	340,200	212,526
Oceanic Bank International PLC*	564,700	27,410
UAC of Nigeria PLC	201,400	49,671
Unilever Nigeria PLC	349,300	32,464
Union Bank Nigeria PLC	989,491	113,509
United Bank for Africa PLC	1,002,700	91,785
Zenith Bank Ltd.	2,710,050	262,270

		2,548,857

Oman — 0.7%
Al Maha Petroleum Products Marketing Co. LLC	3,000	63,000
Bank Dhofar SAOG	80,286	115,488
Bank Muscat SAOG	212,450	385,070
Bank Sohar*	330,000	136,631
Dhofar International Development	37,400	36,238
Galfar Engineering & Contracting SAOG	147,300	238,999
National Bank of Oman Ltd.	56,037	44,300
Oman Cables Industry	26,280	69,539
Oman Cement Co.	36,544	52,474
Oman Flour Mills	64,400	72,335
Oman International Bank	170,900	142,998
Oman Telecommunications Co.	134,427	435,368
Ominvest(g)	54,444	59,927
Raysut Cement Co.	22,338	85,863
Renaissance Services SAOG	189,715	316,945

		2,255,175

Pakistan — 0.7%
Adamjee Insurance Co. Ltd.(g)	53,350	55,014
Arif Habib Securities Ltd.	43,750	14,846
Azgard Nine Ltd.*(g)	528,024	143,529
Bank Alfalah Ltd.*(g)	353,531	45,792
EFU General Insurance Ltd.(g)	14,500	15,682
Engro Chemical Pakistan Ltd.	57,600	90,823
Fauji Fertilizer Co. Ltd.	164,588	175,701
HUB Power Co.(g)	923,500	307,153
Jahangir Siddiqui & Co. Ltd.*	360,000	102,497
Lucky Cement Ltd.*(g)	94,500	67,908
MCB Bank Ltd.	140,580	267,577
National Bank of Pakistan	201,000	165,415
Nishat Mills Ltd.	343,100	159,313
Oil & Gas Development Co. Ltd.(g)	183,000	176,687
Packages Ltd.*	49,000	94,475
Pakistan Oilfields Ltd.(g)	55,800	99,954
Pakistan Petroleum Ltd.(g)	62,150	144,228
Pakistan State Oil Co. Ltd.	13,000	34,100
Pakistan Telecommunication Co. Ltd.*(g)	506,000	107,102
SUI Southern Gas Co. Ltd.(g)	205,000	35,236
United Bank Ltd.(g)	119,680	56,262

		2,359,294

Peru — 1.4%
Alicorp SA(g)	386,900	209,761
Cia de Minas Buenaventura SA, ADR(g)	30,700	737,721
Cia Minera Milpo SA	103,752	251,917
Credicorp Ltd.(g)	15,150	881,730
Edegel SA(g)	468,930	224,600
Enersur SA(g)	37,500	171,503

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Peru (cont’d.)
Ferreyros SA(g)	350,245	$262,116
Grana y Montero SA	41,719	32,609
Minsur SA	82,000	178,646
Sociedad Minera Cerro Verde SA*	3,840	73,728
Sociedad Minera el Brocal SA(g)	15,900	193,032
Southern Copper Corp.(g)	50,090	1,023,840
Volcan Cia Minera SA (Class B Stock)*	297,164	251,055

		4,492,258

Philippines — 1.5%
Aboitiz Equity Ventures, Inc.(g)	2,007,000	250,111
Alliance Global Group, Inc.*	1,648,000	93,885
Atlas Consolidated Mining & Development*	351,000	42,180
Ayala Corp.	45,400	249,226
Ayala Land, Inc.	1,537,600	258,119
Banco de Oro Unibank, Inc.	168,100	109,837
Bank of the Philippine Islands	371,580	322,787
Globe Telecom, Inc.	11,280	222,255
Holcim Philippines, Inc.(g)	800,000	51,395
International Container Term Services, Inc.	137,000	43,995
Jollibee Foods Corp.	200,100	203,322
Manila Electric Co.	91,300	262,908
Manila Water Co., Inc.	598,500	179,922
Metropolitan Bank & Trust	138,500	90,288
Philex Mining Corp.*	2,425,000	352,030
Philippine Long Distance Telephone Co.	15,400	763,620
PNOC Energy Development Corp.	1,844,000	150,815
Robinsons Land Corp.	1,128,000	158,931
San Miguel Corp. (Class B Stock)	170,000	218,718
SM Investments Corp.	75,650	478,229
SM Prime Holdings, Inc.	1,084,000	200,123
Universal Robina Corp.	463,000	67,253

		4,769,949

Poland — 2.8%
Agora SA	44,800	199,232
AmRest Holdings NV*	9,300	161,135
Asseco Poland SA	26,500	454,699
Bank Handlowy w Warszawie SA*	12,200	192,207
Bank Millennium SA*	169,100	155,651
Bank Pekao SA*	24,500	884,291
Bank Zachodni WBK SA*	4,400	124,792
Bioton SA*	2,134,400	174,763
BRE Bank SA*	1,300	70,067
Budimex SA	2,000	45,332
Cersanit Krasnystaw SA*	55,800	199,891
Ciech SA	1,800	15,039
Cinema City International NV*	5,700	37,704
Cyfrowy Polsat SA	62,300	301,221
Elektrobudowa SA	700	34,396
Eurocash SA	11,900	38,608
Getin Holding SA*	50,800	100,840
Globe Trade Centre SA*	33,700	234,308
Grupa Lotos SA*	24,700	157,270
Ing Bank Slaski SA*	300	33,126
KGHM Polska Miedz SA	28,400	730,501
LPP SA*	200	74,110
Mostostal Zabrze SA*	66,400	101,532
Mostostal-Warszawa SA*	2,500	46,181
Multimedia Polska SA*	18,000	37,445
Netia SA*	117,200	131,131
NG2 SA*	11,000	135,237
Orbis SA*	15,400	182,276
PBG SA*	4,400	325,983
Polimex Mostostal SA	190,000	207,357
Polnord SA*	1,500	14,910
Polska Grupa Farmaceutyczna SA*	5,300	49,376
Polski Koncern Naftowy Orlen SA	70,300	585,255
Polskie Gornictwo Naftowe I Gazownictwo SA	251,400	321,785
Powszechna Kasa Oszczednosci Bank Polski SA	95,600	768,692
Przedsiebiorstwo Eksportu i Importu Kopex SA*	29,700	170,416
Telekomunikacja Polska SA	271,800	1,316,653
TVN SA	71,200	224,920
Zaklad Przetworstwa Hutniczego Stalprodukt SA*	600	79,390
Zaklady Azotowe Pulawy SA	1,000	24,889

		9,142,611

Romania — 0.7%
Antibiotice IASI(g)	593,000	141,504
Banca Transilvania(g)	1,319,000	498,071
Biofarm Bucuresti*	3,884,800	235,641
BRD-Groupe Societe Generale	281,100	758,488
Impact Developer & Contractor SA*	224,930	29,345
Rompetrol Rafinare SA*	2,840,000	42,385
SNP Petrom SA*(g)	7,725,400	607,064
Transelectrica SA(g)	25,000	104,469

		2,416,967

Russia — 5.8%
Aeroflot — Russian International Airlines	67,000	72,647
AvtoVAZ*	220,000	92,994
Central Telecommunication Co.(g)	97,750	27,619
Comstar United Telesystems OJSC, GDR	41,700	179,310
CTC Media, Inc.*	32,300	381,786
Evraz Group SA, GDR(g)	10,500	198,975
Gazprom OAO, ADR (XLON)	157,770	3,194,842
Gazprom OAO, ADR (XNYS)	66,400	1,346,592
Gazpromneft OAO, ADR	8,500	136,425
Irkutsk Elek	293,978	—
Irkutskenergo OJSC*	284,000	79,520
Kamaz*(g)	63,900	60,955
LUKOIL, ADR	35,400	1,570,698
Magnitogorsk Iron & Steel Works, GDR	3,700	21,756

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Russia (cont’d.)
Mechel OAO, ADR	18,100	$151,135
MMC Norilsk Nickel, ADR*	67,500	614,250
Mobile Telesystems OJSC	269,470	1,398,870
Mosenergo OAO*	3,650,000	171,550
Mosenergo OAO, ADR*(g)	3,800	17,860
North-West Telecom	56,500	16,244
NovaTek OAO (Class S Stock)(g)	103,600	425,808
NovaTek OAO, GDR	2,700	128,790
Novolipetsk Steel OJSC, GDR(g)	11,400	233,700
OGK-3 OJSC*	684,200	38,733
OGK-4 OJSC*	6,000,000	193,800
PIK Group, GDR*	11,400	14,250
Polymetal, GDR*	12,000	105,960
Raspadskaya (Class S Stock)	17,500	39,550
RBC Information Systems*(g)	28,600	26,162
Rosneft Oil Co., GDR*	143,000	779,350
Rostelecom, ADR	9,300	294,903
RusHydro*(g)	11,000,000	416,900
Sberbank (Class S Stock)	1,354,570	1,713,531
Sberbank (PRFC Shares)(g)	186,000	151,929
Sberbank, GDR	2,720	610,096
Seventh Continent*(g)	5,600	44,954
Severstal*	10,500	58,275
Severstal-Avto(g)	4,400	31,020
Sibirtelecom	726,250	15,614
Sistema JSFC*(g)	385,250	144,970
Surgutneftegaz (PRFC Shares)	638,300	191,490
Surgutneftegaz, ADR	173,800	1,207,910
Tatneft, GDR(g)	25,333	620,659
TGK-5*(g)	90,278,000	25,278
TMK OAO, GDR	1,900	19,684
Transneft (PRFC Shares)	50	25,500
Uralsvyazinform	1,400,000	19,628
Vimpel-Communications, ADR*	67,820	798,241
VolgaTelecom	14,300	16,162
VTB Bank OJSC(g)	69,000,000	80,040
VTB Bank OJSC, GDR	141,000	310,200
X 5 Retail Group NV, GDR*	24,900	379,725

		18,896,840

Slovenia — 0.7%
Gorenje Velenje*(g)	5,400	78,353
Istrabenz(g)	1,400	19,563
Krka dd Novo mesto	8,250	805,848
Luka Koper(g)	4,040	137,966
Mercator Poslovni Sistem(g)	950	216,658
Nova Kreditna Banka Maribor(g)	15,300	243,486
Petrol(g)	514	233,853
SAVA(g)	240	80,909
Telekom Slovenije dd(g)	1,570	369,785
Zavarovalnica Triglav dd*(g)	6,522	181,489

		2,367,910

South Africa — 5.9%
ABSA Group Ltd.	23,900	341,043
Adcock Ingram Holdings Ltd.	18,000	99,644
Aeci Ltd.	8,200	49,327
African Bank Investments Ltd.	62,500	225,193
African Rainbow Minerals Ltd.	1,900	32,048
Allied Electronics Corp. Ltd.	13,200	43,042
Allied Electronics Corp. Ltd. (PRFC Shares)	51,800	155,897
Anglo Platinum Ltd.	5,800	410,863
AngloGold Ashanti Ltd.	22,958	841,367
ArcelorMittal South Africa Ltd.	9,884	122,518
Aspen Pharmacare Holdings Ltd.*	28,490	202,485
Aveng Ltd.	119,600	542,925
AVI Ltd.	33,700	74,315
Barloworld Ltd.	43,800	220,584
Bidvest Group Ltd.	49,692	623,548
British American Tobacco PLC	7,512	207,441
DataTec Ltd.	24,000	54,981
Discovery Holdings Ltd.	20,000	67,047
Exxaro Resources Ltd.	16,500	162,101
FirstRand Ltd.	279,700	510,571
Foschini Ltd.	13,800	89,938
Gold Fields Ltd.	55,500	670,367
Grindrod Ltd.	91,300	168,136
Group Five Ltd.	11,200	50,336
Growthpoint Properties Ltd.	62,100	104,739
Harmony Gold Mining Co. Ltd.*	21,800	225,095
Hyprop Investments Ltd.	23,900	119,476
Impala Platinum Holdings Ltd.	32,300	714,715
Imperial Holdings Ltd.	24,100	182,607
Investec Ltd.	8,800	48,410
Kumba Iron Ore Ltd.	7,300	171,496
Liberty Holdings Ltd.	6,600	51,406
Massmart Holdings Ltd.	32,800	340,382
Medi-Clinic Corp. Ltd.	25,400	63,581
Metorex Ltd.*	21,200	8,253
Metropolitan Holdings Ltd.	87,200	131,677
Mr. Price Group Ltd.	34,700	126,333
MTN Group Ltd.	222,000	3,409,569
Murray & Roberts Holdings Ltd.	55,600	360,541
Mvelaphanda Resources Ltd.*	8,200	32,509
Nampak Ltd.	30,100	56,864
Naspers Ltd. (Class N Stock)	35,600	937,574
Nedbank Group Ltd.	10,585	134,770
Netcare Ltd.*	198,000	248,889
New Clicks Holdings Ltd.	35,800	85,110
Northam Platinum Ltd.	7,500	29,244
Pangbourne Properties Ltd.	68,000	121,710
Pick’n Pay Holdings Ltd.	44,800	82,166
Pick’n Pay Stores Ltd.	16,900	72,279
Pretoria Portland Cement Co. Ltd.	43,007	161,994
Raubex Group Ltd.	12,300	43,441
Reinet Investments SCA*	11,784	15,992
Remgro Ltd.	37,000	356,015
Reunert Ltd.	18,900	107,196
RMB Holdings Ltd.	85,400	259,537
Sanlam Ltd.	146,800	329,143
Santam Ltd.	6,300	69,432
Sappi Ltd.	26,620	78,474
Sasol Ltd.	38,000	1,329,418
Shoprite Holdings Ltd.	35,700	254,604
Spar Group Ltd. (The)	15,400	113,205
Standard Bank Group Ltd.	102,600	1,180,336

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
South Africa (cont’d.)
Steinhoff International Holdings Ltd.	134,800	$234,096
Sun International Ltd.	4,600	45,600
Telkom SA Ltd.*	31,700	156,186
Tiger Brands Ltd.	12,300	229,841
Truworths International Ltd.	30,100	144,461
Vodacom Group Pty Ltd.*(g)	31,700	235,142
Wilson Bayly Holmes-Ovcon Ltd.	15,200	209,435
Woolworths Holdings Ltd.	41,600	69,773

		19,448,433

South Korea — 5.5%
Amorepacific Corp.	100	53,564
Asiana Airlines*	10,280	29,782
Cheil Industries, Inc.	4,890	175,518
CJ CheilJedang Corp.	250	29,200
Daegu Bank	4,050	36,967
Daelim Industrial Co. Ltd.	500	24,062
Daewoo Engineering & Construction Co. Ltd.	17,390	174,989
Daewoo Securities Co. Ltd.	11,700	172,964
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,450	84,879
DC Chemical Co. Ltd.	710	118,816
Dong-A Pharmaceutical Co. Ltd.	1,760	119,718
Dongkuk Steel Mill Co. Ltd.	1,410	28,377
Doosan Corp.	380	26,376
Doosan Heavy Industries and Construction Co. Ltd.	2,280	108,932
Doosan Infracore Co. Ltd.	1,950	21,480
GS Engineering & Construction Corp.	2,700	155,751
GS Holdings Corp.	4,810	112,275
Hana Financial Group, Inc.	9,730	207,286
Hanarotelecom, Inc.*	9,070	36,835
Hanjin Heavy Industries & Construction Co. Ltd.	1,131	29,248
Hanjin Shipping Co. Ltd.	6,170	85,577
Hankook Tire Co. Ltd.	4,260	55,462
Hanmi Pharm Co. Ltd.	1,228	132,123
Hanwha Chem Corp.	12,780	104,178
Hanwha Corp.	5,860	150,243
Hite Brewery Co. Ltd.	292	35,845
Hite Holdings Co. Ltd.	306	7,514
Honam Petrochemical Corp.	680	40,729
Hynix Semiconductor, Inc.*	26,430	280,834
Hyosung Corp.	1,020	74,266
Hyundai Department Store Co. Ltd.	2,250	157,682
Hyundai Development Co.	4,380	137,874
Hyundai Engineering & Construction Co. Ltd.	5,010	208,810
Hyundai Heavy Industries	1,330	197,463
Hyundai Marine & Fire Insurance Co. Ltd.	7,630	94,512
Hyundai Merchant Marine Co. Ltd.	5,120	98,022
Hyundai Mipo Dockyard	300	29,563
Hyundai Mobis	3,100	270,091
Hyundai Motor Co.	6,830	395,037
Hyundai Motor Co. (PRFC Shares)	1,800	42,412
Hyundai Securities Co.	4,370	47,451
Hyundai Steel Co.	3,420	157,221
Industrial Bank of Korea*	21,180	180,550
Kangwon Land, Inc.	10,030	127,718
KB Financial Group, Inc.*	18,780	626,104
KCC Corp.	500	147,236
Kia Motors Corp.*	18,050	177,329
Korea Electric Power Corp.*	28,120	650,863
Korea Exchange Bank	15,660	121,118
Korea Express Co. Ltd.*	1,328	84,929
Korea Gas Corp.	3,100	114,716
Korea Investment Holdings Co. Ltd.	1,190	34,014
Korea Line Corp.	320	15,392
Korea Zinc Co. Ltd.(g)	1,480	160,031
Korean Air Lines Co. Ltd.*	1,200	33,352
Korean Reinsurance Co.	15,150	139,840
KT Corp.	18,540	534,872
KT&G Corp.	6,820	384,832
LG Chem Ltd.	2,448	266,786
LG Corp.	3,480	165,438
LG Dacom Corp.	3,630	50,113
LG Display Co. Ltd.	5,550	138,392
LG Electronics, Inc.	4,680	427,515
LG Hausys Ltd.*	331	30,139
LG Household & Health Care Ltd.	310	52,447
LG Telecom Ltd.	7,120	44,719
LIG Insurance Co. Ltd.	7,200	101,013
Lotte Shopping Co. Ltd.	1,390	284,749
LS Corp.	700	51,513
Macquarie Korea Infrastructure Fund	10,359	40,122
MegaStudy Co. Ltd.	180	32,343
Mirae Asset Securities Co. Ltd.	2,100	113,743
NCSoft Corp.	940	134,454
NHN Corp.*	1,550	213,658
Nong Shim Co. Ltd.	690	123,882
POSCO	4,380	1,456,046
Pusan Bank	4,872	33,237
S-Oil Corp.	3,030	134,972
Samsung C&T Corp.	4,660	156,185
Samsung Card Co.	1,120	39,340
Samsung Digital Imaging Co. Ltd.*	2,101	82,955
Samsung Electro-Mechanics Co. Ltd.	1,240	59,130
Samsung Electronics Co. Ltd.	4,410	2,039,028
Samsung Electronics Co. Ltd. (PRFC Shares)	770	234,783
Samsung Engineering Co. Ltd.	760	50,231
Samsung Fine Chemicals Co. Ltd.	1,050	43,550
Samsung Fire & Marine Insurance Co. Ltd.	2,980	438,112
Samsung Heavy Industries Co. Ltd.	6,030	136,198
Samsung SDI Co. Ltd.	850	68,737
Samsung Securities Co. Ltd.	3,150	166,428
Samsung Techwin Co. Ltd.	2,449	137,878
Shinhan Financial Group Co. Ltd.*	26,587	670,275
Shinsegae Co. Ltd.	660	260,815
SK Chemicals Co. Ltd.	1,320	54,221
SK Energy Co. Ltd.	4,600	367,947
SK Holdings Co. Ltd.	1,710	142,138

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
South Korea (cont’d.)
SK Networks Co. Ltd.	7,490	$86,187
SK Telecom Co. Ltd.	4,550	620,231
STX Pan Ocean Co. Ltd.	2,800	25,142
STX Shipbuilding Co. Ltd.	2,000	25,045
Woongjin Coway Co. Ltd.	2,060	49,982
Woori Finance Holdings Co. Ltd.*	13,390	106,191
Woori Investment & Securities Co. Ltd.	2,980	34,822
Yuhan Corp.	304	44,575

		18,118,231

Taiwan — 5.8%
Acer, Inc.	107,465	186,019
Advanced Semiconductor Engineering, Inc.	240,768	139,249
Altek Corp.	110,000	149,441
Ambassador Hotel (The)	38,000	43,522
Asia Cement Corp.	150,520	159,630
Asustek Computer, Inc.	178,758	231,086
AU Optronics Corp.	389,749	376,232
Catcher Technology Co. Ltd.	19,800	46,891
Cathay Financial Holding Co. Ltd.*	367,450	540,195
Chang Hwa Commercial Bank	373,000	162,361
Cheng Shin Rubber Industry Co. Ltd.	128,100	199,265
Chi Mei Optoelectronics Corp.	297,800	156,095
Chicony Electronics Co. Ltd.	56,000	103,781
China Airlines Ltd.*	345,000	84,973
China Development Financial Holding Corp.	602,700	142,737
China Petrochemical Development Corp.*	112,360	34,592
China Steel Corp.	581,270	497,859
Chinatrust Financial Holding Co. Ltd.*	671,023	403,096
Chong Hong Construction Co.	20,399	44,718
Chung Hung Steel Corp.	280,000	104,038
Chunghwa Picture Tubes Ltd.	198,000	25,782
Chunghwa Telecom Co. Ltd.	428,632	854,972
Clevo Co.	80,000	99,766
Compal Electronics, Inc.	204,015	164,998
Coretronic Corp.	99,000	99,106
Delta Electronics, Inc.	91,440	206,931
E.Sun Financial Holding Co. Ltd.	102,960	34,348
Epistar Corp.	23,229	62,396
Evergreen Marine Corp. Taiwan Ltd.	315,000	156,481
Everlight Electronics Co. Ltd.	18,359	46,611
Far Eastern Department Stores Co. Ltd.	160,000	156,508
Far Eastern Textile Co. Ltd.	163,200	187,988
Far EasTone Telecommunications Co. Ltd.	120,000	140,319
Feng Hsin Iron & Steel Co.	22,660	33,421
First Financial Holding Co. Ltd.	255,024	151,347
Formosa Chemicals & Fibre Corp.*	327,000	490,817
Formosa International Hotels Corp.	4,400	61,241
Formosa Petrochemical Corp.*	89,000	211,511
Formosa Plastics Corp.	308,000	547,853
Formosa Taffeta Co. Ltd.	162,000	110,224
Foxconn Technology Co. Ltd.	47,300	130,945
Fubon Financial Holding Co. Ltd.*	404,000	375,864
Giant Manufacturing Co. Ltd.	26,250	62,905
Goldsun Development & Construction Co. Ltd.	79,800	38,220
Great Wall Enterprise Co.	46,170	48,522
HannStar Display Corp.	147,274	29,689
High Tech Computer Corp.	31,000	435,613
Hon Hai Precision Industry Co. Ltd.	298,920	916,706
Hotai Motor Co. Ltd.*	82,000	177,064
Hua Nan Financial Holdings Co. Ltd.	305,140	182,103
InnoLux Display Corp.	127,600	155,121
Inventec Co. Ltd.	108,150	62,186
KGI Securities Co. Ltd.	348,000	157,807
Largan Precision Co. Ltd.	5,100	53,728
Lite-On Technology Corp.	183,285	158,849
Macronix International	124,229	56,078
MediaTek, Inc.	41,200	489,145
Mega Financial Holding Co. Ltd.	426,000	194,776
Mitac International	1	—
Motech Industries, Inc.	8,397	32,715
Nan Kang Rubber Tire Co. Ltd.*	50,700	47,704
Nan Ya Plastics Corp.*	445,000	576,047
Novatek Microelectronics Corp. Ltd.	17,161	40,775
Oriental Union Chemical Corp.	52,020	29,302
Phison Electronics Corp.	14,000	77,965
Polaris Securities Co. Ltd.	88,400	44,276
POU Chen Corp.	293,696	179,199
Powerchip Semiconductor Corp.*	742,000	62,684
Powertech Technology, Inc.	17,600	36,489
President Chain Store Corp.	93,000	237,742
Qisda Corp.	300,500	111,081
Quanta Computer, Inc.	135,960	218,477
Realtek Semiconductor Corp.	22,440	41,461
Richtek Technology Corp.	8,800	55,060
Ruentex Industries Ltd.	62,000	68,698
Sanyang Industrial Co. Ltd.*	101,871	46,751
Shin Kong Financial Holding Co. Ltd.	377,649	156,447
Siliconware Precision Industries Co.	136,350	157,761
Simplo Technology Co. Ltd.	26,000	104,108
Sino-American Silicon Products, Inc.	10,875	29,421
SinoPac Financial Holdings Co. Ltd.	508,000	177,015
Solar Applied Materials Technology Co.	54,000	122,415
Synnex Technology International Corp.	26,400	42,840
Taishin Financial Holdings Co. Ltd.	558,000	207,978
Taiwan Business Bank*	190,000	45,917
Taiwan Cement Corp.	175,740	167,379
Taiwan Cooperative Bank	271,300	155,622
Taiwan Fertilizer Co. Ltd.	55,000	162,574
Taiwan Glass Industrial Corp.	59,400	39,135
Taiwan Mobile Co. Ltd.	236,000	402,240
Taiwan Semiconductor Manufacturing Co. Ltd.	990,860	1,626,200
Taiwan TEA Corp.*	225,000	123,694

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Tatung Co. Ltd.*	505,000	$123,947
Tripod Technology Corp.	20,140	33,557
TSRC Corp.	41,000	49,753
Tung Ho Steel Enterprise Corp.	32,000	30,385
U-Ming Marine Transport Corp.	74,000	143,653
Uni-President Enterprises Corp.	370,650	380,699
Unimicron Technology Corp.	61,610	47,001
United Microelectronics Corp.	610,280	205,629
Walsin Lihwa Corp.	131,000	41,706
Wan Hai Lines Ltd.*	77,700	36,049
Waterland Financial Holdings	445,000	126,603
Wistron Corp.	119,818	197,816
WPG Holdings Co. Ltd.	107,000	105,471
Yang Ming Marine Transport Corp.	86,898	30,979
Yieh Phui Enterprise	289,000	101,812
Yuanta Financial Holding Co. Ltd.	435,000	290,780
Yulon Motor Co. Ltd.	53,053	50,231
Zinwell Corp.	20,074	32,192

		19,029,156

Thailand — 3.1%
Advanced Info Service PCL	357,000	948,298
Airports of Thailand PCL	248,000	194,717
Asian Property Development PCL	383,100	53,524
Bangkok Bank PCL	83,300	272,604
Bangkok Dusit Medical Service PCL	90,000	59,965
Bangkok Expressway PCL	103,700	50,721
Bank of Ayudhya PCL	1,090,500	462,086
Banpu PCL	35,700	352,056
BEC World PCL	544,000	333,713
Bumrungrad Hospital PCL	85,500	65,248
Central Pattana PCL	234,500	134,905
CH. Karnchang PCL	898,100	99,115
Charoen Pokphand Foods PCL	1,459,500	204,767
CP ALL PCL	1,167,600	586,028
Electricity Generating PCL	29,700	65,211
Glow Energy PCL*	58,100	57,981
Hana Microelectronics PCL*	140,200	66,664
IRPC PCL	889,100	84,552
Italian-Thai Development PCL*	2,910,000	239,155
Kasikornbank PCL	259,500	549,167
Khon Kaen Sugar Industry PCL*	142,200	41,112
Krung Thai Bank PCL	826,500	212,265
Land & Houses PCL	709,300	106,669
Major Cineplex Group PCL	673,300	135,371
Minor International PCL	615,960	143,561
Precious Shipping PCL	82,800	40,343
PTT Aromatics & Refining PCL	455,400	240,722
PTT Chemical PCL	81,200	124,529
PTT Exploration & Production PCL	223,900	883,329
PTT PCL	181,700	1,247,954
Ratchaburi Electricity Generating Holding PCL	154,700	172,545
Regional Container Lines PCL*	94,300	27,565
Siam Cement PCL (The)	57,700	264,793
Siam City Cement PCL	8,100	39,832
Siam Commercial Bank PCL	251,100	539,861
Sino Thai Engineering & Construction PCL*	1,315,000	152,072
Thai Beverage PCL	2,562,000	380,028
Thai Oil PCL	144,000	150,044
Thai Union Frozen Products PCL	155,700	106,938
Thoresen Thai Agencies PCL	241,120	155,698
Total Access Communication PCL	208,000	188,240
True Corp. PCL*	383,800	26,585

		10,260,533

Turkey — 3.1%
Akbank TAS	165,100	731,635
Akenerji Elektrik Uretim A/S	7,400	47,593
Aksigorta A/S	12,500	32,365
Anadolu Efes Biracilik Ve Malt Sanayii A/S	54,800	492,585
Arcelik A/S*	81,394	122,202
Asya Katilim Bankasi A/S*	137,900	188,893
Aygaz A/S	19,984	46,605
BIM Birlesik Magazalar A/S	15,100	526,827
Cimsa Cimento Sanayi VE Tica	35,400	92,012
Dogan Sirketler Grubu Holdings*	406,526	292,338
Dogan Yayin Holding*	30,600	28,995
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	212,400	193,078
Enka Insaat ve Sanayi A/S	96,199	297,167
Eregli Demir ve Celik Fabrikalari TAS*	238,875	680,966
Ford Otomotiv Sanayi A/S	27,600	106,609
GSD Holding*	160,000	65,599
Haci Omer Sabanci Holding A/S	72,941	193,617
Hurriyet Gazetecilik A/S*	40,209	30,313
Ihlas Holding*	83,900	23,146
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	100,016	34,111
KOC Holding A/S*	366,732	626,821
Petkim Petrokimya Holding A/S*	44,200	185,148
Petrol Ofisi A/S*	19,110	63,524
Sekerbank TAS*	30,625	31,553
Tekfen Holding A/S*	125,296	283,237
Tire Kutsan Oluklu Mukavva*	39,700	69,493
Tofas Turk Otomobil Fabrikasi A/S	16,800	29,076
Trakya Cam Sanayi A/S*	51,064	41,137
Tupras Turkiye Petrol Rafine	38,400	465,968
Turcas Petrolculuk A/S	11,960	30,788
Turk Hava Yollari AO	140,500	210,228
Turk Sise ve Cam Fabrikalari A/S*	257,994	208,834
Turk Telekomunikasyon A/S	113,600	353,801
Turkcell Iletisim Hizmet A/S	178,000	984,106
Turkcell Iletisim Hizmet A/S, ADR	5,100	70,686
Turkiye Garanti Bankasi A/S*	423,300	1,126,126
Turkiye Halk Bankasi A/S	73,100	286,312
Turkiye Is Bankasi	156,742	456,061
Turkiye Vakiflar Bankasi Tao (Class D Stock)*	85,900	128,209

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Turkey (cont’d.)
Yapi Kredi Sigorta A/S	5,600	$29,077
Yapi ve Kredi Bankasi A/S*	134,148	196,306
Yazicilar Holding A/S (Class A Stock)	10,600	46,056

		10,149,203

United Arab Emirates — 1.4%
Aabar Investments PJSC	363,500	193,585
Abu Dhabi Commercial Bank	346,600	150,970
Abu Dhabi National Hotels(g)	93,000	114,232
Air Arabia	978,600	248,671
Aldar Properties PJSC	223,100	230,489
Amlak Finance PJSC*(g)	67,000	16,600
Arabtec Holding Co.*	412,500	295,890
Aramex Co.*	320,000	104,735
Bank of Sharjah	250,000	110,948
Dana Gas PJSC*	1,388,900	401,830
DP World Ltd.	1,204,800	434,933
Dubai Financial Market	522,300	229,935
Dubai Investments	201,900	63,790
Dubai Islamic Bank	128,730	82,079
Emaar Properties PJSC*	655,900	492,956
Emirates NBD PJSC	90,530	86,333
First Gulf Bank PJSC	35,400	124,978
Gulf Cement Co.(g)	83,500	54,789
Gulf Navigation Holding	737,900	151,856
National Bank of Abu Dhabi PJSC	100,300	266,306
Ras Al Khaimah Cement Co.	133,700	44,829
Sorouh Real Estate Co.	197,100	149,090
Tabreed*	724,300	168,136
Tamweel PJSC*(g)	68,700	16,516
Union National Bank/Abu Dhabi	137,500	134,314
Union Properties*	149,160	37,413

		4,406,203

United States — 3.0%
iShares MSCI Emerging Markets Index Fund	303,500	9,781,805

TOTAL COMMON STOCKS (cost $342,472,390)		299,102,746

INVESTMENT FUNDS — 0.4%
Saudi Arabia — 0.4%
Saudi Arabia Investment Fund Ltd. (The)	31,187	1,147,682

Vietnam
Dragon Capital – Vietnam Enterprise Investments Ltd. (Class R Stock)*(g)	57,769	112,649

TOTAL INVESTMENT FUNDS (cost $2,475,848)		1,260,331

WARRANTS* — 6.2%
India — 3.9%
Aban Offshore Ltd., expiring 04/25/12	900	16,811
ABB Ltd., expiring 06/27/12	9,590	155,566
ACC Ltd., expiring 07/12/11	3,800	60,742
Adani Enterprises Ltd., expiring 09/06/11	3,200	54,795
Aditya Birla Nuvo Ltd., expiring 6/28/10	1,900	34,177
Ambuja Cements Ltd., expiring 06/23/10	70,000	127,890
Amtek Auto Ltd., expiring 05/27/14	30,090	76,191
Asian Paints Ltd., expiring 08/17/10	2,700	66,946
Axis Bank Ltd., expiring 04/21/10	18,900	328,348
Bank of Baroda, expiring 02/03/11	18,000	167,382
Bank of India, expiring 05/02/11	9,700	71,406
Bharat Forge Ltd., expiring 05/23/11	11,000	33,100
Bharat Heavy Electricals Ltd., expiring 09/01/10	9,520	438,003
Bharti Airtel Ltd., expiring 03/17/11	31,140	521,426
Bharti Airtel Ltd., expiring 06/29/12	22,000	368,381
Biocon Ltd., expiring 05/31/10	11,400	52,144
Bosch Ltd., expiring 10/04/12	800	53,678
Cairn India Ltd., expiring 12/27/11	17,080	82,984
Cipla Ltd., expiring 08/16/11	20,810	110,056
Colgate Palmolive India Ltd., expiring 10/25/12	7,200	90,937
Container Corp of India, expiring 02/16/10	3,400	69,270
Corp. For Financing & Promoting Technology, expiring 04/01/10	63,500	249,754
Crompton Greaves Ltd., expiring 07/27/10	13,400	81,706
Dabur India Ltd., expiring 06/15/11	26,400	69,272
Divi’s Laboratories Ltd., expiring 05/22/13	5,000	116,265
DLF Ltd., expiring 06/21/12	18,030	116,976
Dr. Reddys Laboratories Ltd., expiring 01/03/11	15,800	257,208
Essar Oil Ltd., expiring 07/20/12	53,050	168,879
Glenmark Pharmaceuticals Ltd., expiring 03/17/14	14,090	63,737
GMR Infrastructure Ltd., expiring 08/10/11	58,500	173,223
HCL Technologies Ltd., expiring 09/01/10	9,300	36,099
Hero Honda Motors Ltd., expiring 05/02/11	8,900	259,652
Hindustan Unilever Ltd., expiring 12/30/10	93,500	522,101
Housing Development & Infrastructure Ltd., expiring 07/24/12	5,657	27,597
Housing Development Finance Corp., expiring 01/18/11	20,600	1,008,284
Idea Cellular Ltd., expiring 03/05/12	120,260	178,990
Indiabulls Financial Services Ltd., expiring 09/24/09	5,200	21,726

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
WARRANTS* (Continued)
India (cont’d.)
Indiabulls Real Estate Ltd., expiring 01/08/13	57,100	$232,854
Indiabulls Securities Ltd., expiring 01/08/13	48,300	42,118
Indian Hotels Co. Ltd., expiring 06/29/12	33,000	45,499
Infrastructure Development Finance Co. Ltd., expiring 08/12/10	88,970	252,117
Jaiprakash Associates Ltd., expiring 07/01/10	51,670	220,734
Jindal Steel & Power Ltd., expiring 01/30/13	4,860	252,694
JSW Steel Ltd., expiring 06/21/12	3,000	38,576
Kotak Mahindra Bank Ltd., expiring 04/20/12	23,100	304,657
Lanco Infratech Ltd., expiring 10/03/12	5,500	41,114
Maruti Suzuki India Ltd., expiring 06/13/11	6,390	142,586
Mundra Port and Special Economic Zone Ltd., expiring 11/23/12	13,500	170,240
NTPC Ltd., expiring 10/19/09	71,300	290,305
Oil & Natural Gas Corp. Ltd., expiring 02/18/14	24,030	535,377
Piramal Healthcare Ltd., expiring 02/05/13	7,100	46,160
Power Grid Corp. of India Ltd., expiring 09/27/12	46,290	105,712
Punj Lloyd Ltd., expiring 06/25/12	9,500	41,754
Reliance Capital Ltd., expiring 09/20/11	24,100	452,570
Reliance Communications Ltd., expiring 01/25/11	47,800	288,816
Reliance Infrastructure Ltd., expiring 08/09/11	10,150	253,554
Reliance Natural Resources Ltd., expiring 01/25/11	121,270	212,390
Reliance Petroleum Ltd., expiring 05/08/11	57,920	151,616
Reliance Power Ltd., expiring 02/04/13	26,730	93,475
Sesa GOA Ltd., expiring 01/21/10	12,000	45,741
Siemens India Ltd., expiring 12/13/11	5,000	49,243
Steel Authority of India Ltd., expiring 03/25/14	15,400	79,607
Sterlite Industries India Ltd., expiring 03/24/11	15,580	197,413
Sun Pharmaceutical Industries Ltd., expiring 02/17/10	7,490	170,509
Suzlon Energy Ltd., expiring 09/16/10	91,000	197,082
Tata Chemicals Ltd., expiring 06/27/11	9,200	41,741
Tata Consultancy Services Ltd., expiring 08/24/09	24,060	195,800
Tata Power Co. Ltd., expiring 09/30/10	14,640	351,553
Tata Steel Ltd., expiring 10/18/11	19,490	158,935
Tata Tea Ltd., expiring 10/13/10	3,600	54,193
Titan Industries Ltd., expiring 02/02/12	2,100	51,451
Unitech Ltd., expiring 07/12/10	51,190	85,112
United Phosphorus Ltd., expiring 03/17/14	18,400	54,829
United Spirits Ltd., expiring 10/05/11	3,010	54,771
Videocon Industries Ltd., expiring 09/15/11	7,400	27,589
Wipro Ltd., expiring 11/02/10	34,200	269,838
Zee Entertainment Enterprises Ltd., expiring 05/09/11	13,900	51,430

		12,683,457

Malaysia
IJM Land Bhd, expiring 09/11/13	13,230	2,127

Qatar — 1.5%
Barwa Real Estate Co., expiring 07/30/11	17,000	164,395
Commercial Bank of Qatar, expiring 04/25/10	14,956	259,676
Doha Bank QSC, expiring 05/24/10	12,200	124,011
Gulf International Services OSC, expiring 06/23/11	27,200	201,022
Masaf Al Raya, expiring 05/09/11	88,400	303,571
Merrill Qatar Gas Transport Co., expiring 07/26/10	90,125	654,759
Merrill Qatar Industries, expiring 05/24/10	31,400	916,126
Merrill Qatar Islam, expiring 05/24/10	5,700	64,516
Merrill Qatar Navigation, expiring 05/24/10	7,440	126,930
Merrill Qatar Shipping, expiring 05/24/10	7,134	156,982
Merrill Qatar, expiring 05/24/10	19,500	155,893
Qatar Electricity & Water Co., expiring 05/24/10	10,700	294,544
Qatar Islamic Bank, expiring 05/24/10	16,200	322,665
Qatar National Bank SAQ, expiring 07/26/10	15,300	504,395
Qatar Telecom Q-Tel QSC, expiring 05/24/10	14,500	540,563

		4,790,048

Saudi Arabia — 0.3%
Al Rajhi Bank, expiring 04/30/12	9,900	165,651
Banque Saudi Fransi, expiring 04/30/12	8,800	94,566
Etihad Etisalat Co., expiring 04/02/12	12,500	116,994
National Industrialization, expiring 05/14/12	22,200	113,066
Samba Financial Group, expiring 04/30/12	6,600	73,564

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
WARRANTS* (Continued)
Saudi Arabia (cont’d.)
Saudi Arabian Fertilizer Co., expiring 06/04/12	3,300	$99,875
Saudi Basic Industries Corp., expiring 03/26/12	9,300	155,611
Saudi Telecom Co., expiring 05/21/12	9,500	130,460
Savola, expiring 04/20/12	16,100	95,521

		1,045,308

Vietnam — 0.5%
PetroVietnam Drilling & Well Services JSC, expiring 04/01/10	83,830	395,657
Pha Lai Thermal Power, expiring 04/01/10	126,010	190,457
Songda Urban & Industrial Zone Investment & Development JSC, expiring 04/01/10	141,720	764,439
Tan Tao Investment Industry Corp., expiring 04/01/10	50,000	96,081
Viet Nam Dairy Products JSC, expiring 04/01/10	41,410	214,059
Vinh Son – Song Hinh Hydropower JSC, expiring 04/01/10	71,990	133,483

		1,794,176

TOTAL WARRANTS (cost $21,745,706)		20,315,116

RIGHTS* — 0.1%
Brazil
Companhia de Transmissao de Energia Electrica Paulista, expiring 07/17/09	52	26
Lupatech SA, expiring 07/06/09	13	—

		26

China
China Resources Power Holdings Co. Ltd., expiring 07/10/09	7,400	3,151

South Korea
SK Broadband Co. Ltd., expiring 07/16/09	2,306	362

Vietnam — 0.1%
Saigon Securities, expiring 04/01/10	60,800	218,637

TOTAL RIGHTS (cost $150,985)		222,176

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BOND
Oman
Bank Muscat SAOG (cost $0)
7.00%	03/20/14	NR OMR	$5	$12,044

TOTAL LONG-TERM INVESTMENTS (cost $366,844,929)				320,912,413

	Shares
SHORT-TERM INVESTMENTS — 2.6%
CASH RESERVE
Argentina Currency Reserve (Argentina) (cost $15,123) (Note 4)	56,163	14,789

AFFILIATED MONEY MARKET MUTUAL FUND — 2.6%
Dryden Core Investment Fund – Taxable Money Market Series(w) (cost $8,502,810) (Note 4)	8,502,810	8,502,810

TOTAL SHORT-TERM INVESTMENTS (cost $8,517,933)		8,517,599

TOTAL INVESTMENTS(o) — 100.6% (cost $375,362,862)		329,430,012
Liabilities in excess of other assets — (0.6)%		(1,802,545)

NET ASSETS — 100.0%		$327,627,467

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
XLON	London Stock Exchange
XNYS	New York Stock Exchange
OMR	Omani Rial
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(g)	Indicates a security that has been deemed illiquid.
(o)	As of June 30, 2009, 877 securities representing $191,034,763 and 58.3% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Argentina	$2,450,021	$—	$61,695
Botswana	371,038	1,004,611	1,081,540
Brazil	18,104,261	—	—
Bulgaria	—	2,034,756	249,281
Chile	10,159,739	—	—
China	2,005,337	16,366,429	—
Colombia	2,369,396	—	—
Croatia	—	2,234,326	—
Czech Republic	—	8,964,909	—
Egypt	652,226	4,069,595	—
Estonia	—	2,317,994	—
Ghana	356,236	—	252,090
Hungary	—	9,398,056	—
India	6,986,519	845,947	—
Indonesia	—	8,813,437	—
Israel	5,176,572	4,149,725	—
Jordan	—	2,422,743	32,404
Kazakhstan	733,400	—	—
Kenya	302,488	2,448,192	—
Kuwait	1,786,725	804,224	—
Latvia	—	615,412	139,466
Lebanon	1,045,244	—	—
Lithuania	—	2,312,272	—
Malaysia	—	8,948,710	—
Mauritius	107,255	2,269,736	67,735
Mexico	19,431,660	—	—
Morocco	—	4,715,919	—
Nigeria	24,183	2,524,674	—
Oman	69,539	2,185,636	—
Pakistan	2,215,066	144,228	—
Peru	4,492,258	—	—
Philippines	—	4,769,949	—
Poland	—	9,142,611	—
Romania	—	2,416,967	—
Russia	18,896,840	—	—
Slovenia	—	2,367,910	—
South Africa	235,142	19,213,291	—
South Korea	1,569,140	16,549,091	—
Taiwan	—	19,029,156	—
Thailand	6,524,953	3,735,580	—
Turkey	70,686	10,078,517	—
United Arab Emirates	849,216	3,523,871	33,116
United States	9,781,805	—	—
Investment Funds	1,260,331	—	—
Rights	222,176	—	—
Warrants:
India	3,984,495	8,622,771	76,191
Malaysia	2,127	—	—
Qatar	4,790,048	—	—
Saudi Arabia	1,045,308	—	—
Vietnam	1,794,176	—	—
Cash Reserve	14,789	—	—
Convertible Bond	—	12,044	—
Affiliated Money Market Mutual Fund	8,502,810	—	—

	$138,383,205	$189,053,289	$1,993,518
Other Financial Instruments*	—	—	—

Total	$138,383,205	$189,053,289	$1,993,518

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants
Balance as of 12/31/08	$1,780,032	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(42,877)	(13,492)
Net purchases (sales)	1,499,436	89,683
Transfers in and/or out of Level 3	(1,319,264)	—

Balance as of 6/30/09	$1,917,327	$76,191

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Commercial Banks	14.4%
Telecommunications	12.0
Oil, Gas & Consumable Fuels	10.1
Metals & Mining	6.8
Diversified Financial Services	3.6
Financial Services	3.5
Exchange Traded Funds	3.0
Engineering/Construction	3.0
Diversified Operations	2.7
Affiliated Money Market Mutual Fund	2.6
Pharmaceuticals	2.5
Retail & Merchandising	2.5
Chemicals	2.0
Beverages	2.0
Food	1.9
Semiconductors	1.8
Building Materials	1.7
Electric	1.6
Electric – Generation	1.6
Real Estate	1.4
Transportation	1.3
Insurance	1.1
Electronic Components & Equipment	1.1
Media & Entertainment	0.9
Internet Software & Services	0.8
Hotels & Motels	0.8
Electric – Integrated	0.8
Tobacco	0.8
Computer Services & Software	0.7
Investment Companies	0.6
Automobile Manufacturers	0.6
Agriculture	0.5
Banks	0.5
Computers	0.5
Coal	0.5
Machinery	0.4
Consumer Products & Services	0.4
Investment Funds	0.4
Oil & Gas	0.4
Entertainment & Leisure	0.4
Commercial Services	0.3
Holding Companies – Diversified	0.3
Real Estate Operation & Development	0.3
Airlines	0.3
Home Builders	0.3
Medical Supplies & Equipment	0.3
Iron/Steel	0.3
Paper & Forest Products	0.2
Independent Power Producers & Energy Traders	0.2
Auto Parts & Equipment	0.2
Distribution/Wholesale	0.2
Steel	0.2
Financial – Bank & Trust	0.2
Textiles	0.2
Manufacturing	0.2
Energy – Alternate Sources	0.2
Advertising	0.2
Building & Construction	0.2
Utilities	0.2
Healthcare Products & Services	0.2
Marine	0.1
Computers & Peripherals	0.1
Water	0.1
Clothing & Apparel	0.1
Home Furnishings	0.1
Diversified Manufacturing	0.1
Healthcare Providers & Services	0.1
Apparel	0.1
Real Estate Investment Trusts	0.1
Aerospace & Defense	0.1
Storage	0.1
Household Products/Wares	0.1
Biotechnology	0.1
Apparel & Textile	0.1
Automotive Parts	0.1
Oil & Gas Services	0.1
Construction	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$20,537,292	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Total
Equity contracts	$6,441	$(224,278)	$(217,837)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Total
Equity contracts	$98,758	$6,184,164	$6,282,922

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $366,860,052)	$320,927,202
Affiliated investments (cost $8,502,810)	8,502,810
Cash	1,675,798
Dividends receivable	1,706,139
Receivable for fund share sold	499,377
Prepaid expenses	223

Total Assets	333,311,549

LIABILITIES:
Payable for investments purchased	3,144,144
Payable to custodian	1,750,564
Accrued expenses and other liabilities	359,803
Foreign capital gains tax liability accrued	243,474
Advisory fees payable	155,663
Payable for fund share repurchased	25,988
Shareholder servicing fees payable	3,548
Affiliated transfer agent fee payable	898

Total Liabilities	5,684,082

NET ASSETS	$327,627,467

Net assets were comprised of:
Paid-in capital	$422,566,794
Retained earnings	(94,939,327)

Net assets, June 30, 2009	$327,627,467

Net asset value and redemption price per share, $327,627,467 / 51,356,130 outstanding shares of beneficial interest	$6.38

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $371,851 foreign withholding tax)	$4,902,795
Affiliated dividend income	19,552

4,922,347

EXPENSES
Advisory fees	1,203,214
Custodian and accounting fees	339,000
Shareholder servicing fees and expenses	109,383
Audit fee	14,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	10,000
Trustees’ fees	5,000
Shareholders’ reports	4,000
Loan interest expense (Note 7)	3,515
Legal fees and expenses	3,000
Insurance expenses	1,000
Miscellaneous	48,240

Total expenses	1,740,352

NET INVESTMENT INCOME	3,181,995

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(11,385,826)
Foreign currency transactions	(270,597)

(11,656,423)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $(243,474))	81,306,321
Foreign currencies	(69,331)

81,236,990

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	69,580,567

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,762,562

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	May 1, 2008* through December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,181,995	$1,696,492
Net realized loss on investment and foreign currency transactions	(11,656,423)	(40,195,050)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	81,236,990	(127,500,643)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	72,762,562	(165,999,201)

DISTRIBUTIONS	(1,702,688)	—

FUND SHARE TRANSACTIONS:
Fund share sold [26,248,411 and 52,601,168 shares, respectively]	133,703,208	448,771,608
Fund share issued in reinvestment of distributions [256,816 and 0 shares, respectively]	1,702,688	—
Fund share repurchased [8,783,840 and 18,966,425 shares, respectively]	(44,393,989)	(117,216,721)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	91,011,907	331,554,887

TOTAL INCREASE IN NET ASSETS	162,071,781	165,555,686
NET ASSETS:
Beginning of period	165,555,686	—

End of period	$327,627,467	$165,555,686

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	2,928,861	$36,376,454
AST DeAM Large-Cap Value Portfolio	15,114,928	96,282,089
AST Federated Aggressive Growth Portfolio	1,264,266	7,421,239
AST High Yield Portfolio	8,227,293	47,636,025
AST International Growth Portfolio	7,704,129	65,022,850
AST International Value Portfolio	5,484,255	65,591,690
AST Large-Cap Value Portfolio	11,103,095	108,699,304
AST Marsico Capital Growth Portfolio	7,689,163	101,035,603
AST MFS Growth Portfolio	15,314,175	109,802,631
AST Mid-Cap Value Portfolio	1,047,830	7,994,939
AST Money Market Portfolio	20,974,829	20,974,829
AST Neuberger Berman Mid-Cap Growth Portfolio*	545,771	7,482,517
AST Parametric Emerging Markets Equity Portfolio	2,697,934	17,212,816
AST PIMCO Total Return Bond Portfolio	90,203,678	989,534,349
AST Small-Cap Growth Portfolio	593,062	7,164,190
AST Small-Cap Value Portfolio	1,715,656	14,514,448
AST T. Rowe Price Global Bond Portfolio	1,590,202	16,140,554
AST T. Rowe Price Large-Cap Growth Portfolio*	6,554,661	55,517,976
AST T. Rowe Price Natural Resources Portfolio	876,984	13,031,981
AST Western Asset Core Plus Bond Portfolio	26,264,006	245,831,101

TOTAL LONG-TERM INVESTMENTS(w) (cost $2,143,565,743)		2,033,267,585

SHORT-TERM INVESTMENTS — 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.0%
Dryden Core Investment Fund – Taxable Money Market Series(w) (cost $20,670,949)	20,670,949	20,670,949

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(k)(n) (cost $1,298,230)
0.003%	12/17/09	$1,300	1,297,986

TOTAL SHORT-TERM INVESTMENTS (cost $21,969,179)			21,968,935

TOTAL INVESTMENTS — 100.3% (cost $2,165,534,922)			2,055,236,520
Liabilities in excess of other assets(x) — (0.3)%			(5,193,043)

NET ASSETS — 100.0%			$2,050,043,477

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
84	10 Year U.S. Treasury Notes	Sep 09	$9,875,250	$9,766,313	$(108,937)
11	CAC 40 10 Euro	Jul 09	513,327	483,930	(29,397)
3	DAX Index	Sep 09	527,387	507,080	(20,307)
4	FTSE100 Index	Sep 09	288,250	277,578	(10,672)
12	Russell 2000 Mini	Sep 09	627,196	608,640	(18,556)
27	S&P 500	Sep 09	6,320,025	6,179,625	(140,400)
5	Topix Index	Sep 09	472,154	479,836	7,682

					$(320,587)

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$2,053,938,534	$—	$—
U.S. Treasury Obligations	—	1,297,986	—

	$2,053,938,534	$1,297,986	$—
Other Financial Instruments*	(320,587)	—	—

Total	$2,053,617,947	$1,297,986	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Investment Type
Core Bonds	48.3%
Large/Mid-Cap Value	17.6
Global Bonds	12.8
Large/Mid-Cap Growth	8.0
International Value	3.2
International Growth	3.2
High Yield	2.3
Money Market	2.0
Emerging Markets	0.8
Small-Cap Growth	0.7
Small-Cap Value	0.7
Sector	0.6
U.S. Treasury Obligations	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due to broker-variation margin	$108,937	*
Equity contracts	Due to broker-variation margin	7,682	*	Due to broker-variation margin	219,332	*

Total		$7,682			$328,269

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$210,106
Equity contracts	757,003

Total	$967,109

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(700,187)
Equity contracts	(524,632)

Total	$(1,224,819)

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Affiliated investments (cost $2,164,236,692)	$2,053,938,534
Unaffiliated investments (cost $1,298,230)	1,297,986
Cash	870,963
Foreign currency, at value (cost $52,800)	53,113
Receivable for fund share sold	1,904,451
Dividends and interest receivable	7,737
Prepaid expenses	1,612

Total Assets	2,058,074,396

LIABILITIES:
Payable for investments purchased	7,657,754
Accrued expenses and other liabilities	99,058
Advisory fees payable	97,619
Due to broker-variation margin	69,164
Due to broker	53,226
Payable for fund share repurchased	53,200
Affiliated transfer agent fee payable	898

Total Liabilities	8,030,919

NET ASSETS	$2,050,043,477

Net assets were comprised of:
Paid-in capital	$2,175,403,484
Retained earnings	(125,360,007)

Net assets, June 30, 2009	$2,050,043,477

Net asset value and redemption price per share, $2,050,043,477 / 212,636,482 outstanding shares of beneficial interest	$9.64

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$63,094,617
Unaffiliated interest income	791

63,095,408

EXPENSES
Advisory fees	1,184,775
Custodian and accounting fees	115,000
Audit fee	9,000
Insurance expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	4,000
Shareholders’ reports	4,000
Legal fees and expenses	2,000
Miscellaneous	12,044

Total expenses	1,346,819

NET INVESTMENT INCOME	61,748,589

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $(82,609,122))	(82,609,122)
Net capital gain distribution received (including affiliated $74,168,616)	74,168,616
Futures transactions	967,109
Foreign currency transactions	(17,333)

(7,490,730)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $82,678,102)	82,678,040
Futures	(1,224,819)
Foreign currencies	315

81,453,536

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	73,962,806

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$135,711,395

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$61,748,589	$26,124,168
Net realized loss on investment and foreign currency transactions	(7,490,730)	(68,956,789)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	81,453,536	(205,115,690)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	135,711,395	(247,948,311)

DISTRIBUTIONS	(26,166,569)	(48,104,163)

FUND SHARE TRANSACTIONS:
Fund share sold [77,458,197 and 52,601,168 shares, respectively]	703,958,180	1,293,460,606
Fund share issued in reinvestment of distributions [2,705,953 and 0 shares, respectively]	26,166,569	48,104,163
Fund share repurchased [14,930,000 and 18,966,425 shares, respectively]	(130,441,679)	(419,136,068)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	599,683,070	922,428,701

TOTAL INCREASE IN NET ASSETS	709,227,896	626,376,227
NET ASSETS:
Beginning of period	1,340,815,581	714,439,354

End of period	$2,050,043,477	$1,340,815,581

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 126.0%
COMMON STOCKS
Aerospace & Defense — 3.0%
American Science & Engineering, Inc.*	3,300	$228,096
Boeing Co. (The)	8,600	365,500
General Dynamics Corp.	10,400	576,056
Honeywell International, Inc.	9,500	298,300
L-3 Communications Holdings, Inc.	16,400	1,137,832
Lockheed Martin Corp.	10,400	838,760
Northrop Grumman Corp.	28,100	1,283,608
Raytheon Co.	30,420	1,351,561
United Technologies Corp.	3,000	155,880

		6,235,593

Agriculture — 0.5%
Archer-Daniels-Midland Co.	37,700	1,009,229

Airlines — 0.1%
Hawaiian Holdings, Inc.*	35,500	213,710

Apparel — 0.2%
Carter’s, Inc.*	1,000	24,610
Deckers Outdoor Corp.*	4,100	288,107
Hanesbrands, Inc.*	11,100	166,611

		479,328

Auto Parts & Equipment — 0.1%
AutoZone, Inc.*	1,600	241,776

Automobile Manufacturers — 0.1%
Oshkosh Corp.	17,900	260,266

Banks — 0.1%
Cardinal Financial Corp.	3,100	24,273
Community Bank System, Inc.	4,900	71,344
MainSource Financial Group, Inc.	5,300	39,326

		134,943

Beverages — 3.0%
Coca-Cola Co. (The)	49,300	2,365,907
Coca-Cola Enterprises, Inc.	52,300	870,795
Dr. Pepper Snapple Group, Inc.*	29,300	620,867
Molson Coors Brewing Co. (Class B Stock)	2,400	101,592
PepsiCo, Inc.	39,300	2,159,928

		6,119,089

Biotechnology — 1.8%
Amgen, Inc.*	25,500	1,349,970
Biogen Idec, Inc.*	20,800	939,120
Celera Corp.*	19,300	147,259
Enzon Pharmaceuticals, Inc.*	38,500	302,995
Gilead Sciences, Inc.*	3,000	140,520
Isis Pharmaceuticals, Inc.*	47,600	785,400
Medicines Co. (The)*	4,500	37,755

		3,703,019

Cable Television — 0.3%
DISH Network Corp. (Class A Stock)*	41,100	666,231

Chemicals — 2.2%
Ashland, Inc.	36,500	1,023,825
Celanese Corp. (Class A Stock)	16,900	401,375
E.I. du Pont de Nemours & Co.	1,800	46,116
Ecolab, Inc.	15,600	608,244
Koppers Holdings, Inc.	5,900	155,583
Mosaic Co. (The)	13,200	584,760
NewMarket Corp.	4,500	302,985
Praxair, Inc.	14,100	1,002,087
Schulman, (A.), Inc.	2,800	42,308
Terra Industries, Inc.	11,200	271,264

		4,438,547

Clothing & Apparel — 0.7%
Limited Brands, Inc.	78,700	942,039
Polo Ralph Lauren Corp.	10,200	546,108

		1,488,147

Coal — 0.1%
Foundation Coal Holdings, Inc.	8,400	236,124

Commercial Banks — 1.9%
Bank of America Corp.	166,346	2,195,767
Bank of Hawaii Corp.	7,700	275,891
Bank of New York Mellon Corp. (The)	10,800	316,548
Capital One Financial Corp.	7,600	166,288
First Community Banshares, Inc.	5,500	70,620
FNB Corp.	7,600	47,044
Harleysville National Corp.	4,900	23,030
Marshall & Ilsley Corp.	4,100	19,680
PNC Financial Services Group, Inc.	19,500	756,795
Regions Financial Corp.	22,600	91,304

		3,962,967

Commercial Services — 3.6%
Accenture Ltd. (Class A Stock) (Bermuda)	31,100	1,040,606
Apollo Group, Inc. (Class A Stock)*	14,200	1,009,904
Brink’s Home Security Holdings, Inc.*	13,600	385,016
Convergys Corp.*	42,400	393,472
Equifax, Inc.	23,600	615,960
Grand Canyon Education, Inc.*	3,600	60,408
H&R Block, Inc.	23,700	408,351
Iron Mountain, Inc.*	20,600	592,250
ITT Educational Services, Inc.*	4,400	442,904
Multi-Color Corp.	1,800	22,068
Pre-Paid Legal Services, Inc.*	600	26,154
Service Corp. International	6,300	34,524
United Rentals, Inc.*	7,900	51,271
Visa, Inc. (Class A Stock)	23,700	1,475,562
Watson Wyatt Worldwide, Inc. (Class A Stock)	6,700	251,451
Weight Watchers International, Inc.	4,200	108,234
Western Union Co. (The)	32,400	531,360

		7,449,495

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.6%
Deluxe Corp.	12,500	$160,125
Jackson Hewitt Tax Service, Inc.	3,700	23,162
Lincoln Educational Services Corp.*	5,400	113,022
Nalco Holding Co.	57,500	968,300
PHH Corp.*	1,400	25,452
Spherion Corp.*	7,800	32,136

		1,322,197

Communication Equipment — 2.2%
Cisco Systems, Inc.*	139,500	2,600,280
QUALCOMM, Inc.	43,500	1,966,200

		4,566,480

Computer Hardware — 0.2%
Western Digital Corp.*	17,600	466,400

Computer Services & Software — 2.4%
Microsoft Corp.	191,900	4,561,463
Syntel, Inc.	13,300	418,152

		4,979,615

Computers & Peripherals — 5.6%
Apple, Inc.*	22,300	3,176,189
Dell, Inc.*	110,100	1,511,673
EMC Corp.*	48,000	628,800
Hewlett-Packard Co.	57,960	2,240,154
International Business Machines Corp.	25,100	2,620,942
Lexmark International, Inc. (Class A Stock)*	28,100	445,385
Radisys Corp.*	4,200	37,842
Red Hat, Inc.*	39,700	799,161
Riverbed Technology, Inc.*	4,300	99,717

		11,559,863

Conglomerates — 1.8%
General Electric Co.	310,370	3,637,536

Construction — 0.4%
Jacobs Engineering Group, Inc.*	22,000	925,980

Construction Materials — 0.1%
Eagle Materials, Inc.	9,400	237,256

Consumer Finance — 0.1%
World Acceptance Corp.*	10,700	213,037

Consumer Products & Services — 3.2%
American Greetings Corp. (Class A Stock)	9,200	107,456
Colgate-Palmolive Co.	20,700	1,464,318
Kimberly-Clark Corp.	23,725	1,243,902
Procter & Gamble Co.	74,100	3,786,510

		6,602,186

Containers & Packaging — 0.3%
Crown Holdings, Inc.*	5,600	135,184
Pactiv Corp.*	18,700	405,790

		540,974

Distribution/Wholesale — 0.2%
Unisource Energy Corp.	1,600	42,464
WESCO International, Inc.*	18,700	468,248

		510,712

Distributors — 0.1%
Core-Mark Holding Co., Inc.*	6,300	164,178

Diversified Financial Services — 2.5%
American Express Co.	2,700	62,748
Ameriprise Financial, Inc.	20,700	502,389
Goldman Sachs Group, Inc. (The)	12,600	1,857,744
Interactive Brokers Group, Inc. (Class A Stock)*	19,600	304,388
IntercontinentalExchange, Inc.*	2,100	239,904
Investment Technology Group, Inc.*	6,400	130,496
Morgan Stanley	37,500	1,069,125
optionsXpress Holdings, Inc.	27,900	433,287
SLM Corp.*	8,700	89,349
T. Rowe Price Group, Inc.	2,000	83,340
TD Ameritrade Holding Corp.*	18,300	320,982

		5,093,752

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	115,800	2,876,472
Embarq Corp.	800	33,648
Verizon Communications, Inc.	89,100	2,738,043

		5,648,163

Education — 0.1%
Strayer Education, Inc.	800	174,488

Electric — 0.6%
AAON, Inc.	6,300	125,496
Calpine Corp.*	12,700	141,605
Exelon Corp.	7,900	404,559
Public Service Enterprise Group, Inc.	15,800	515,554

		1,187,214

Electric Utilities — 0.8%
American Electric Power Co., Inc.	33,200	959,148
Pepco Holdings, Inc.	44,900	603,456

		1,562,604

Electronic Components — 2.1%
Avnet, Inc.*	20,000	420,600
Dolby Laboratories, Inc. (Class A Stock)*	27,600	1,028,928
Emerson Electric Co.	35,000	1,134,000
Hawaiian Electric Industries, Inc.	14,100	268,746
Tech Data Corp.*	24,800	811,208
Thomas & Betts Corp.*	22,400	646,464

		4,309,946

Electronic Equipment & Instruments — 0.5%
Ingram Micro, Inc. (Class A Stock)*	61,800	1,081,500

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Electronics — 0.6%
Constellation Energy Group, Inc.	17,600	$467,808
Mettler-Toledo International, Inc.*	6,000	462,900
PerkinElmer, Inc.	12,700	220,980
Waters Corp.*	1,600	82,352

		1,234,040

Energy Equipment
IHS, Inc. (Class A Stock)*	1,300	64,831

Energy Equipment & Services — 0.8%
Dresser-Rand Group, Inc.*	35,600	929,160
Noble Corp.	15,700	474,925
Superior Energy Services, Inc.*	10,300	177,881

		1,581,966

Engineering/Construction — 1.5%
Fluor Corp.	23,200	1,189,928
Hasbro, Inc.	26,100	632,664
KBR, Inc.	29,400	542,136
Sterling Construction Co, Inc.*	1,300	19,838
URS Corp.*	12,600	623,952

		3,008,518

Entertainment & Leisure
Regal Entertainment Group (Class A Stock)	2,900	38,541

Environmental Control — 0.4%
Stericycle, Inc.*	16,000	824,480

Financial – Bank & Trust — 1.1%
Prospect Capital Corp.	21,000	193,200
U.S. Bancorp	16,960	303,923
Wells Fargo & Co.	73,301	1,778,282

		2,275,405

Financial – Brokerage
Compass Diversified Holdings	6,900	55,821

Financial Services — 1.9%
Apollo Investment Corp.	17,000	102,000
Charles Schwab Corp. (The)	76,800	1,347,072
JPMorgan Chase & Co.	74,976	2,557,431

		4,006,503

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	6,800	216,716
Kroger Co. (The)	23,000	507,150
Safeway, Inc.	45,500	926,835
Wal-Mart Stores, Inc.	53,400	2,586,696
Weis Markets, Inc.	2,800	93,856

		4,331,253

Food Products — 1.8%
Chiquita Brands International, Inc.*	16,800	172,368
ConAgra Foods, Inc.	54,100	1,031,146
Dean Foods Co.*	33,400	640,946
Del Monte Foods Co.	48,400	453,992
General Mills, Inc.	17,600	985,952
Kraft Foods, Inc. (Class A Stock)	9,000	228,060
Sara Lee Corp.	15,300	149,328

		3,661,792

Foods — 0.2%
Campbell Soup Co.	4,700	138,274
Sanderson Farms, Inc.	5,500	247,500

		385,774

Gas Utilities — 0.5%
Energen Corp.	5,700	227,430
ONEOK, Inc.	16,600	489,534
UGI Corp.	16,000	407,840

		1,124,804

Healthcare Equipment & Supplies — 1.4%
C.R. Bard, Inc.	800	59,560
Cantel Medical Corp.*	3,400	55,182
Gen-Probe, Inc.*	19,700	846,706
Haemonetics Corp.*	600	34,200
Kinetic Concepts, Inc.*	5,500	149,875
Masimo Corp.*	20,000	482,200
Orthofix International NV (Netherlands)*	4,100	102,541
ResMed, Inc.*	21,700	883,841
St. Jude Medical, Inc.*	1,300	53,430
STERIS Corp.	10,100	263,408

		2,930,943

Healthcare Products — 0.9%
Baxter International, Inc.	11,600	614,336
Bruker Corp.*	6,400	59,264
Cooper Cos., Inc. (The)	22,500	556,425
Cyberonics, Inc.*	2,300	38,249
Invacare Corp.	13,400	236,510
SurModics, Inc.*	9,200	208,196
Synovis Life Technologies, Inc.*	6,800	141,236

		1,854,216

Healthcare Providers & Services — 1.8%
Express Scripts, Inc.*	19,000	1,306,250
Health Net, Inc.*	3,600	55,980
HealthSouth Corp.*	2,000	28,880
Kindred Healthcare, Inc.*	11,700	144,729
Medco Health Solutions, Inc.*	18,400	839,224
Quest Diagnostics, Inc.	12,500	705,375
WellPoint, Inc.*	12,100	615,769

		3,696,207

Healthcare Services — 1.7%
Aetna, Inc.	5,500	137,775
Coventry Health Care, Inc.*	12,000	224,520
Hill-Rom Holdings, Inc.	7,500	121,650
Humana, Inc.*	23,300	751,658
Laboratory Corp. of America Holdings*	3,700	250,823
Lincare Holdings, Inc.*	32,500	764,400

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
Skilled Healthcare Group, Inc.*	3,900	$29,250
UnitedHealth Group, Inc.	45,600	1,139,088

		3,419,164

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	12,200	314,394
International Speedway Corp. (Class A Stock)	14,800	379,028
McDonald’s Corp.	25,800	1,483,242
Royal Caribbean Cruises Ltd.	15,300	207,162
Yum! Brands, Inc.	12,400	413,416

		2,797,242

Household Durables — 0.6%
Blyth, Inc.	10,400	341,016
Leggett & Platt, Inc.	63,100	961,013
Newell Rubbermaid, Inc.	3,700	38,517

		1,340,546

Household Products — 0.5%
Church & Dwight Co., Inc.	700	38,017
Jarden Corp.*	46,200	866,250
Whirlpool Corp.	800	34,048

		938,315

Independent Power Producers & Energy Traders — 0.6%
Mirant Corp.*	34,300	539,882
NRG Energy, Inc.*	28,500	739,860

		1,279,742

Insurance — 3.5%
Aflac, Inc.	8,890	276,390
Allied World Assurance Co. Holdings Ltd.	14,000	571,620
Allstate Corp. (The)	15,500	378,200
American Financial Group, Inc.	24,300	524,394
Argo Group International Holdings Ltd. (Bermuda)*	2,800	79,016
Assurant, Inc.	17,200	414,348
AXIS Capital Holdings Ltd. (Bermuda)	8,900	233,002
Chubb Corp.	7,300	291,124
CNA Financial Corp.	22,900	354,263
Endurance Specialty Holdings Ltd. (Bermuda)	18,800	550,840
Hartford Financial Services Group, Inc. (The)	6,000	71,220
Lincoln National Corp.	22,400	385,504
Maiden Holdings Ltd. (Bermuda)	7,900	51,824
Montpelier Re Holdings Ltd. (Bermuda)	23,500	312,315
OneBeacon Insurance Group Ltd. (Bermuda)	1,500	17,535
Protective Life Corp.	26,500	303,160
Reinsurance Group of America, Inc.	600	20,946
StanCorp Financial Group, Inc.	16,600	476,088
Transatlantic Holdings, Inc.	1,600	69,328
Travelers Cos., Inc. (The)	21,600	886,464
Unum Group	35,100	556,686
White Mountains Insurance Group Ltd.	1,000	228,910
XL Capital Ltd. (Class A Stock) (Bermuda)	7,100	81,366

		7,134,543

Internet — 1.3%
Amazon.com, Inc.*	700	58,562
EarthLink, Inc.*	62,200	460,902
Equinix, Inc.*	6,200	450,988
i2 Technologies, Inc.*	4,500	56,475
McAfee, Inc.*	12,500	527,375
Stamps.com, Inc.*	5,000	42,400
Symantec Corp.*	67,800	1,054,968

		2,651,670

Internet & Catalog Retail — 0.5%
PetMed Express, Inc.*	16,500	247,995
priceline.com, Inc.*	7,000	780,850

		1,028,845

Internet Services — 2.0%
Expedia, Inc.*	13,500	203,985
F5 Networks, Inc.*	30,800	1,065,372
Google, Inc. (Class A Stock)*	6,100	2,571,699
j2 Global Communications, Inc.*	6,400	144,384
Keynote Systems, Inc.*	7,400	56,536

		4,041,976

Investment Companies — 0.1%
Ares Capital Corp.	4,800	38,688
Hercules Technology Growth Capital, Inc.	2,785	23,283
MVC Capital, Inc.	5,800	49,068

		111,039

IT Services — 1.2%
Acxiom Corp.	16,900	149,227
DST Systems, Inc.*	11,900	439,705
Hewitt Associates, Inc. (Class A Stock)*	20,900	622,402
MasterCard, Inc. (Class A Stock)	6,800	1,137,708
Metavante Technologies, Inc.*	1,800	46,548
RightNow Technologies, Inc.*	6,000	70,800

		2,466,390

Leisure — 0.1%
Harley-Davidson, Inc.	9,500	153,995

Leisure Equipment & Products — 0.3%
Smith & Wesson Holding Corp.*	94,200	535,056

Life Science Tools & Services — 0.3%
Millipore Corp.*	6,800	477,428
Thermo Fisher Scientific, Inc.*	4,100	167,157

		644,585

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Machinery — 1.1%
Bucyrus International, Inc.	8,800	$251,328
Chart Industries, Inc.*	14,900	270,882
Dover Corp.	8,900	294,501
Gardner Denver, Inc.*	8,000	201,360
ITT Corp., Inc.	18,700	832,150
Trinity Industries, Inc.	33,500	456,270

		2,306,491

Machinery & Equipment — 0.1%
Colfax Corp.*	7,100	54,812
Columbus McKinnon Corp.*	6,900	87,285
John Bean Technologies Corp.	5,032	63,001

		205,098

Media — 1.9%
CBS Corp. (Class B Stock)	34,850	241,162
Comcast Corp. (Class A Stock)	61,000	883,890
DIRECTV Group, Inc. (The)*	44,800	1,107,008
Gannett Co., Inc.	6,900	24,633
Meredith Corp.	10,600	270,830
Scholastic Corp.	1,400	27,706
Time Warner Cable, Inc.	17,849	565,278
Time Warner, Inc.	24,100	607,079
Walt Disney Co. (The)	12,600	293,958

		4,021,544

Medical Supplies & Equipment — 1.7%
Becton, Dickinson and Co.	13,200	941,292
ev3, Inc.*	33,500	359,120
Forest Laboratories, Inc.*	26,900	675,459
Medtronic, Inc.	41,500	1,447,935

		3,423,806

Metals & Mining — 1.3%
A.M. Castle & Co.	4,600	55,568
Commercial Metals Co.	43,700	700,511
Compass Minerals International, Inc.	700	38,437
Kaiser Aluminum Corp.	2,900	104,139
Newmont Mining Corp.	12,900	527,223
Peabody Energy Corp.	21,800	657,488
Titanium Metals Corp.	42,400	389,656
Usec, Inc.*	23,900	127,148

		2,600,170

Mining — 0.1%
Southern Copper Corp.	12,900	263,676

Miscellaneous Manufacturers — 0.7%
3M Co.	4,600	276,460
Cooper Industries Ltd. (Class A Stock)	20,200	627,210
Crane Co.	6,700	149,477
Danaher Corp.	4,300	265,482
Federal Signal Corp.	11,500	87,975
Pall Corp.	2,600	69,056

		1,475,660

Multi-Utilities — 0.9%
Ameren Corp.	18,200	452,998
CenterPoint Energy, Inc.	55,000	609,400
Integrys Energy Group, Inc.	10,400	311,896
NiSource, Inc.	22,900	267,014
TECO Energy, Inc.	17,800	212,354

		1,853,662

Office Electronics — 0.2%
Xerox Corp.	57,800	374,544

Oil & Gas — 0.8%
Hess Corp.	900	48,375
Murphy Oil Corp.	14,700	798,504
Rosetta Resources, Inc.*	7,300	63,875
Sunoco, Inc.	26,900	624,080
Williams Cos., Inc.	4,600	71,806

		1,606,640

Oil & Gas Exploration/Production — 0.1%
Mariner Energy, Inc.*	10,100	118,675

Oil & Gas Services — 0.1%
Cal Dive International, Inc.*	17,400	150,162

Oil, Gas & Consumable Fuels — 11.5%
Anadarko Petroleum Corp.	6,800	308,652
Chevron Corp.	54,246	3,593,797
ConocoPhillips	57,200	2,405,832
CONSOL Energy, Inc.	8,300	281,868
Delek US Holdings, Inc.	8,600	72,928
Devon Energy Corp.	11,500	626,750
ENSCO International, Inc.	20,600	718,322
Exxon Mobil Corp.	107,400	7,508,334
Forest Oil Corp.*	36,700	547,564
Harvest Natural Resources, Inc.*	9,400	41,454
Hercules Offshore, Inc.*	8,500	33,745
Marathon Oil Corp.	23,300	702,029
Occidental Petroleum Corp.	11,500	756,815
Plains Exploration & Production Co.*	33,300	911,088
RRI Energy, Inc.*	9,900	49,599
Schlumberger Ltd. (Netherlands)	29,000	1,569,190
SEACOR Holdings, Inc.*	12,200	917,928
Southwestern Energy Co.*	29,100	1,130,535
Swift Energy Co.*	3,200	53,280
Tesoro Corp.	30,300	385,719
Valero Energy Corp.	40,300	680,667
Venoco, Inc.*	14,100	108,147
Western Refining, Inc.*	37,300	263,338

		23,667,581

Paper & Forest Products — 0.2%
MeadWestvaco Corp.	27,500	451,275
Owens-Illinois, Inc.*	2,400	67,224

		518,499

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Pharmaceuticals — 7.9%
Abbott Laboratories	29,300	$1,378,272
Allergan, Inc.	15,300	727,974
American Medical Systems Holdings, Inc.*	17,600	278,080
Bristol-Myers Squibb Co.	91,800	1,864,458
Cephalon, Inc.*	12,100	685,465
Eli Lilly & Co.	43,200	1,496,448
Endo Pharmaceuticals Holdings, Inc.*	42,000	752,640
Johnson & Johnson	45,000	2,556,000
Merck & Co., Inc.	50,600	1,414,776
Mylan, Inc. (PA)*	72,300	943,515
Pfizer, Inc.	155,520	2,332,800
Sepracor, Inc.*	15,100	261,532
Warner Chilcott Ltd. (Class A Stock)*	63,500	835,025
Watson Pharmaceuticals, Inc.*	6,300	212,247
Wyeth	9,500	431,205

		16,170,437

Pipelines — 0.6%
Spectra Energy Corp.	73,500	1,243,620

Printing & Publishing — 0.1%
RR Donnelley & Sons Co.	11,900	138,278

Real Estate Investment Trusts — 2.0%
Annaly Capital Management, Inc.	78,500	1,188,490
Brandywine Realty Trust	65,400	487,230
Cogdell Spencer, Inc.	5,200	22,308
Colonial Properties Trust	15,000	111,000
Duke Realty Corp.	49,700	435,869
Hospitality Properties Trust	32,700	388,803
Host Hotels & Resorts, Inc.	26,100	218,979
Mack-Cali Realty Corp.	2,500	57,000
ProLogis	35,800	288,548
Simon Property Group, Inc.	2,478	127,431
SL Green Realty Corp.	21,100	484,034
UDR, Inc.	13,700	141,521
Weingarten Realty Investors	8,100	117,531

		4,068,744

Restaurants — 0.6%
California Pizza Kitchen, Inc.*	48,500	644,565
Panera Bread Co. (Class A Stock)*	6,700	334,062
Texas Roadhouse, Inc. (Class A Stock)*	31,900	348,029

		1,326,656

Retail — 1.1%
Advance Auto Parts, Inc.	6,700	277,983
BJ’s Restaurants, Inc.*	8,600	145,082
Chico’s FAS, Inc.*	58,100	565,313
Family Dollar Stores, Inc.	16,600	469,780
Kohl’s Corp.*	7,300	312,075
O’Charleys, Inc.	3,500	32,375
PetSmart, Inc.	11,600	248,936
Sally Beauty Holdings, Inc.*	23,200	147,552

		2,199,096

Retail & Merchandising — 3.8%
Aeropostale, Inc.*	10,400	356,408
AnnTaylor Stores Corp.*	8,400	67,032
Big Lots, Inc.*	10,100	212,403
BJ’s Wholesale Club, Inc.*	600	19,338
Coach, Inc.	45,200	1,214,976
GameStop Corp. (Class A Stock)*	35,300	776,953
Home Depot, Inc. (The)	28,120	664,476
Macy’s, Inc.	15,500	182,280
Pantry, Inc. (The)*	8,600	142,760
Ross Stores, Inc.	27,700	1,069,220
Target Corp.	41,500	1,638,005
TJX Cos., Inc.	27,700	871,442
Tractor Supply Co.*	14,900	615,668

		7,830,961

Retail Apparel — 0.5%
Gap, Inc. (The)	63,200	1,036,480

Schools — 0.2%
Career Education Corp.*	19,500	485,355

Semiconductors & Semiconductor Instruments — 0.2%
NVE Corp.*	6,600	320,760

Semiconductors — 3.7%
Analog Devices, Inc.	40,300	998,634
Broadcom Corp. (Class A Stock)*	17,300	428,867
Cree, Inc.*	33,400	981,626
Intel Corp.	171,180	2,833,029
LSI Corp.*	12,900	58,824
Marvell Technology Group Ltd. (Bermuda)*	43,400	505,176
Micrel, Inc.	6,000	43,920
National Semiconductor Corp.	32,100	402,855
ON Semiconductor Corp.*	27,700	190,022
Texas Instruments, Inc.	54,000	1,150,200

		7,593,153

Semiconductors & Semiconductor Equipment — 1.4%
Altera Corp.	19,800	322,344
Cypress Semiconductor Corp.*	23,300	214,360
Linear Technology Corp.	8,000	186,800
Microchip Technology, Inc.	7,600	171,380
Silicon Laboratories, Inc.*	29,300	1,111,642
Xilinx, Inc.	46,900	959,574

		2,966,100

Software — 2.1%
Adobe Systems, Inc.*	26,500	749,950
Automatic Data Processing, Inc.	4,100	145,304
BMC Software, Inc.*	8,600	290,594

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Software (cont’d.)
CA, Inc.	31,900	$556,017
Fiserv, Inc.*	5,400	246,780
Interactive Intelligence, Inc.*	3,900	47,814
MSCI, Inc. (Class A Stock)*	21,000	513,240
Novell, Inc.*	64,400	291,732
Oracle Corp.	33,600	719,712
Pegasystems, Inc.	7,300	192,574
Synopsys, Inc.*	28,200	550,182

		4,303,899

Specialty Retail — 0.6%
Best Buy Co., Inc.	10,300	344,947
Buckle, Inc. (The)	9,300	295,461
Charlotte Russe Holding, Inc.*	17,700	227,976
Monro Muffler Brake, Inc.	11,800	303,378

		1,171,762

Telecommunications — 1.7%
Acme Packet, Inc.*	8,400	85,008
Applied Signal Technology, Inc.	7,100	181,121
CenturyTel, Inc.	11,400	349,980
Corning, Inc.	14,200	228,052
Frontier Communications Corp.	59,500	424,830
Harris Corp.	7,500	212,700
Harris Stratex Networks, Inc. (Class A Stock)*	5,539	35,893
IPCS, Inc.*	1,800	26,928
Liberty Media Corp. – Entertainment (Class A Stock)*	6,000	160,500
NII Holdings, Inc.*	41,200	785,684
Novatel Wireless, Inc.*	14,800	133,496
NTELOS Holdings Corp.	7,300	134,466
Telephone & Data Systems, Inc.	6,000	169,800
Windstream Corp.	75,600	632,016

		3,560,474

Thrifts & Mortgage Finance — 0.4%
Astoria Financial Corp.	79,500	682,110
Flushing Financial Corp.	6,800	63,580
New York Community Bancorp, Inc.	9,400	100,486
Webster Financial Corp.	5,500	44,275

		890,451

Tobacco — 1.5%
Altria Group, Inc.	68,750	1,126,812
Philip Morris International, Inc.	20,350	887,667
Reynolds American, Inc.	26,800	1,035,016

		3,049,495

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc.*	15,100	218,346
MSC Industrial Direct Co., Inc. (Class A Stock)	3,900	138,372

		356,718

Transportation — 2.0%
Burlington Northern Santa Fe Corp.	8,500	625,090
C.H. Robinson Worldwide, Inc.	10,600	552,790
CSX Corp.	23,900	827,657
Norfolk Southern Corp.	22,500	847,575
Ryder System, Inc.	13,000	362,960
Union Pacific Corp.	16,900	879,814
United Parcel Service, Inc. (Class B Stock)	1,700	84,983

		4,180,869

Utilities — 1.3%
AES Corp. (The)*	24,900	289,089
American Water Works Co., Inc.	40,900	781,599
CMS Energy Corp.	12,500	151,000
Dominion Resources, Inc.	10,100	337,542
DTE Energy Co.	16,600	531,200
Edison International	14,600	459,316
PPL Corp.	6,200	204,352

		2,754,098

Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.*	18,500	88,985
USA Mobility, Inc.	9,500	121,220

		210,205

TOTAL LONG-TERM INVESTMENTS (cost $284,347,787)		259,484,566

SHORT-TERM INVESTMENTS — 2.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.1%
Dryden Core Investment Fund – Taxable Money Market Series(w) (cost $4,202,022) (Note 4)	4,202,022	4,202,022

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.5%
U.S. Treasury Bills
0.01%	12/17/09	$950	948,528
0.25%	12/17/09	50	49,923

TOTAL U.S. TREASURY OBLIGATIONS (cost $998,649)			998,451

TOTAL SHORT-TERM INVESTMENTS (cost $5,200,671)			5,200,473

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.6% (cost $289,548,458)			264,685,039

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
SECURITIES SOLD SHORT — (28.8)%
Advertising — (0.1)%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	57,900	$(306,870)

Aerospace — (0.4)%
Rockwell Collins, Inc.	18,900	(788,697)

Aerospace & Defense — (0.5)%
BE Aerospace, Inc.*	62,600	(898,936)
Goodrich Corp.	1,900	(94,943)

		(993,879)

Airlines — (0.4)%
Delta Air Lines, Inc.*	141,700	(820,443)

Auto Parts & Equipment — (0.6)%
Goodyear Tire & Rubber Co. (The)*	73,600	(828,736)
O’Reilly Automotive, Inc.*	12,600	(479,808)

		(1,308,544)

Beverages — (0.5)%
Central European Distribution Corp.*	35,200	(935,264)

Biotechnology — (1.0)%
Genzyme Corp.*	9,800	(545,566)
Life Technologies Corp.*	13,600	(567,392)
Vertex Pharmaceuticals, Inc.*	27,500	(980,100)

		(2,093,058)

Building Materials — (0.3)%
USG Corp.*	65,200	(656,564)

Business Services — (0.2)%
Navigant Consulting, Inc.*	39,600	(511,632)

Cable — (0.1)%
Scripps Networks Interactive, Inc. (Class A Stock)	10,600	(294,998)

Capital Markets — (0.4)%
Lazard Ltd. (Class A Stock)	32,500	(874,900)

Chemicals — (0.4)%
Sensient Technologies Corp.	33,200	(749,324)

Commercial Services — (0.3)%
LKQ Corp.*	7,900	(129,955)
Quanta Services, Inc.*	22,200	(513,486)

		(643,441)

Computer Services & Software — (0.1)%
Allegheny Energy, Inc.	2,000	(51,300)
Electronic Arts, Inc.*	11,500	(249,780)

		(301,080)

Computers — (0.9)%
Cognizant Technology Solutions Corp. (Class A Stock)*	32,100	(857,070)
Jack Henry & Associates, Inc.	3,000	(62,250)
SRA International, Inc. (Class A Stock)*	52,100	(914,876)

		(1,834,196)

Computers & Peripherals — (0.3)%
SanDisk Corp.*	43,000	(631,670)

Consumer Products & Services — (0.2)%
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	10,300	(336,501)
Scotts Miracle-Gro Co. (The) (Class A Stock)	2,600	(91,130)

		(427,631)

Diversified — (0.3)%
Matthews International Corp. (Class A Stock)	21,300	(662,856)

Diversified Financial Services — (0.1)%
NASDAQ OMX Group (The)*	7,200	(153,432)

Education — (0.1)%
DeVry, Inc.	5,400	(270,216)

Electric — (0.2)%
Wisconsin Energy Corp.	11,000	(447,810)

Electric Utilities — (0.2)%
MDU Resources Group, Inc.	17,600	(333,872)

Electronic Components
Energizer Holdings, Inc.*	1,000	(52,240)

Electronic Components & Equipment — (0.3)%
Molex, Inc.	41,600	(646,880)

Electronics — (0.2)%
Amphenol Corp. (Class A Stock)	10,800	(341,712)
Trimble Navigation Ltd.*	5,400	(106,002)

		(447,714)

Energy Equipment — (0.1)%
Pride International, Inc.*	4,400	(110,264)

Energy Equipment & Services — (0.5)%
Atwood Oceanics, Inc.*	31,600	(787,156)
Baker Hughes, Inc.	8,500	(309,740)

		(1,096,896)

Entertainment — (0.5)%
Macrovision Solutions Corp.*	43,000	(937,830)
Scientific Games Corp. (Class A Stock)*	6,900	(108,813)

		(1,046,643)

Environmental Services — (0.2)%
Mine Safety Appliances Co.	17,600	(424,160)

Food Products — (0.1)%
Lancaster Colony Corp.	3,300	(145,431)

Gas Distribution
Vectren Corp.	2,000	(46,860)

Healthcare Equipment & Supplies — (0.4)%
Intuitive Surgical, Inc.*	5,100	(834,666)

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
SECURITIES SOLD SHORT (Continued)
Healthcare Products — (0.7)%
DENTSPLY International, Inc.	11,100	$(338,772)
Inverness Medical Innovations, Inc.*	5,000	(177,900)
Varian Medical Systems, Inc.*	24,000	(843,360)

		(1,360,032)

Healthcare Products & Services — (0.1)%
WellCare Health Plans, Inc.*	9,800	(181,202)

Healthcare Providers & Services — (0.4)%
Patterson Cos., Inc.*	36,000	(781,200)

Home Builders — (1.8)%
KB Home	30,000	(410,400)
Lennar Corp. (Class A Stock)	116,000	(1,124,040)
MDC Holdings, Inc.	13,700	(412,507)
Pulte Homes, Inc.	54,700	(483,001)
Shaw Group, Inc. (The)*	20,500	(561,905)
Toll Brothers, Inc.*	40,000	(678,800)

		(3,670,653)

Hotel/Resort & Entertainment Property — (0.3)%
International Game Technology	34,000	(540,600)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	15,700	(133,293)

		(673,893)

Hotels & Motels — (0.3)%
Starwood Hotels & Resorts Worldwide, Inc.	26,100	(579,420)

Hotels, Restaurants & Leisure
Starbucks Corp.*	6,900	(95,841)

Insurance — (0.3)%
Arthur J. Gallagher & Co.	18,300	(390,522)
Fidelity National Financial, Inc. (Class A Stock)	15,300	(207,009)

		(597,531)

Internet Services — (0.1)%
IAC/InterActiveCorp*	8,700	(139,635)

Iron/Steel
Nucor Corp.	1,300	(57,759)

Machinery & Equipment — (0.2)%
Caterpillar, Inc.	11,700	(386,568)
Wabtec Corp.	2,000	(64,340)

		(450,908)

Manufacturing — (0.4)%
AptarGroup, Inc.	23,900	(807,103)

Media — (0.3)%
EchoStar Corp. (Class A Stock)*	20,300	(323,582)
New York Times Co. (The) (Class A Stock)	38,700	(213,237)

		(536,819)

Metals & Mining — (0.1)%
Precision Castparts Corp.	1,900	(138,757)

Miscellaneous Manufacturers — (0.4)%
Textron, Inc.	92,200	(890,652)

Oil & Gas Equipment & Services — (0.5)%
Smith International, Inc.	27,400	(705,550)
TETRA Technologies, Inc.*	40,900	(325,564)

		(1,031,114)

Oil, Gas & Consumable Fuels — (3.2)%
Cabot Oil & Gas Corp.	24,200	(741,488)
Continental Resources, Inc.*	28,800	(799,200)
Denbury Resources, Inc.*	13,500	(198,855)
EQT Corp.	22,400	(781,984)
Exterran Holdings, Inc.*	23,500	(376,940)
Massey Energy Co.	2,900	(56,666)
Nicor, Inc.	22,600	(782,412)
Noble Energy, Inc.	2,400	(141,528)
Petrohawk Energy Corp.*	31,500	(702,450)
Questar Corp.	12,000	(372,720)
Quicksilver Resources, Inc.*	79,500	(738,555)
SandRidge Energy, Inc.*	74,100	(631,332)
Whiting Petroleum Corp.*	7,900	(277,764)

		(6,601,894)

Pharmaceuticals — (1.0)%
BioMarin Pharmaceutical, Inc.*	67,600	(1,055,236)
King Pharmaceuticals, Inc.*	97,700	(940,851)

		(1,996,087)

Real Estate Investment Trusts — (0.6)%
Digital Realty Trust, Inc.	9,900	(354,915)
Federal Realty Investment Trust	6,700	(345,184)
Health Care REIT, Inc.	8,300	(283,030)
Regency Centers Corp.	2,800	(97,748)
Ventas, Inc.	5,700	(170,202)

		(1,251,079)

Retail — (0.1)%
AutoNation, Inc.*	6,800	(117,980)

Retail & Merchandising — (1.9)%
Abercrombie & Fitch Co. (Class A Stock)	35,700	(906,423)
Brown & Brown, Inc.	18,700	(372,691)
NBTY, Inc.*	20,200	(568,024)
Signet Jewelers Ltd. (Bermuda)	28,900	(601,698)
Staples, Inc.	23,500	(473,995)
Tiffany & Co.	35,500	(900,280)

		(3,823,111)

Semiconductors — (1.0)%
Integrated Device Technology, Inc.*	34,200	(206,568)
MEMC Electronic Materials, Inc.*	42,800	(762,268)
Teradyne, Inc.*	146,100	(1,002,246)

		(1,971,082)

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
SECURITIES SOLD SHORT (Continued)
Semiconductors & Semiconductor Equipment — (1.8)%
Applied Materials, Inc.	44,200	$(484,874)
Itron, Inc.*	3,000	(165,210)
KLA-Tencor Corp.	30,200	(762,550)
Lam Research Corp.*	28,400	(738,400)
Novellus Systems, Inc.*	35,900	(599,530)
Varian Semiconductor Equipment Associates, Inc.*	39,200	(940,408)

		(3,690,972)

Software — (1.1)%
Activision Blizzard, Inc.*	33,200	(419,316)
ANSYS, Inc.*	29,400	(916,104)
Cerner Corp.*	15,200	(946,808)

		(2,282,228)

Telecommunications — (1.3)%
Ciena Corp.*	86,800	(898,380)
Polycom, Inc.*	48,000	(972,960)
SBA Communications Corp. (Class A Stock)*	29,600	(726,384)

		(2,597,724)

Textiles, Apparel & Luxury Goods — (0.1)%
Timberland Co. (Class A Stock)*	8,600	(114,122)

Thrifts & Mortgage Finance — (0.1)%
People’s United Financial, Inc.	13,100	(197,024)

Transportation — (0.8)%
Alexander & Baldwin, Inc.	20,500	(480,520)
Kansas City Southern*	50,900	(819,999)
Werner Enterprises, Inc.	22,900	(414,948)

		(1,715,467)

TOTAL SECURITIES SOLD SHORT (proceeds received $65,819,854)		(59,243,420)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.8% (cost $223,728,604)		205,441,619
Other assets in excess of other liabilities(x) — 0.2%		468,175

NET ASSETS — 100.0%		$205,909,794

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Other assets in excess of other liabilities includes net unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Depreciation
Long Positions:
19	S&P MID 400 E-mini	Sep 09	$1,116,720	$1,095,730	$(20,990)
20	S&P 500	Sep 09	4,637,250	4,577,500	(59,750)

					$(80,740)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$259,484,566	$—	$—
U.S. Treasury Obligation	—	998,451	—
Affiliated Money Market Mutual Fund	4,202,022	—	—
Common Stocks Sold Short	(59,243,420)	—	—

	$204,443,168	$998,451	$—
Other Financial Instruments*	(80,740)	—	—

Total	$204,362,428	$998,451	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Oil, Gas & Consumable Fuels	11.5%
Pharmaceuticals	7.9
Computers & Peripherals	5.6
Retail & Merchandising	3.8
Semiconductors	3.7
Commercial Services	3.6
Insurance	3.5
Consumer Products & Services	3.2
Aerospace & Defense	3.0
Beverages	3.0
Diversified Telecommunication Services	2.7
Diversified Financial Services	2.5
Computer Services & Software	2.4
Communication Equipment	2.2
Chemicals	2.2
Food & Staples Retailing	2.1
Electronic Components	2.1
Software	2.1
Affiliated Money Market Mutual Fund	2.1
Transportation	2.0
Real Estate Investment Trusts	2.0
Internet Services	2.0
Media	1.9
Financial Services	1.9
Commercial Banks	1.9
Biotechnology	1.8
Healthcare Providers & Services	1.8
Food Products	1.8
Conglomerates	1.8
Telecommunications	1.7
Medical Supplies & Equipment	1.7
Healthcare Services	1.7
Tobacco	1.5
Engineering/Construction	1.5
Semiconductors & Semiconductor Equipment	1.4
Healthcare Equipment & Supplies	1.4
Hotels, Restaurants & Leisure	1.4
Utilities	1.3
Internet	1.3
Metals & Mining	1.3
IT Services	1.2
Machinery	1.1
Financial – Bank & Trust	1.1
Retail	1.1
Healthcare Products	0.9
Multi-Utilities	0.9
Oil & Gas	0.8
Energy Equipment & Services	0.8
Electric Utilities	0.8
Clothing & Apparel	0.7
Miscellaneous Manufacturers	0.7
Household Durables	0.6
Restaurants	0.6
Commercial Services & Supplies	0.6
Independent Power Producers & Energy Traders	0.6
Pipelines	0.6
Electronics	0.6
Electric	0.6
Specialty Retail	0.6
Gas Utilities	0.5
Electronic Equipment & Instruments	0.5
Retail Apparel	0.5
Internet & Catalog Retail	0.5
Agriculture	0.5
U.S. Treasury Obligations	0.5
Household Products	0.5
Construction	0.4
Thrifts & Mortgage Finance	0.4
Environmental Control	0.4
Cable Television	0.3
Life Science Tools & Services	0.3
Containers & Packaging	0.3
Leisure Equipment & Products	0.3
Paper & Forest Products	0.2
Distribution/Wholesale	0.2
Schools	0.2
Apparel	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS June 30, 2009 (Unaudited)

Industry (cont’d.)
Computer Hardware	0.2%
Foods	0.2
Office Electronics	0.2
Trading Companies & Distributors	0.2
Semiconductors & Semiconductor Instruments	0.2
Mining	0.1
Automobile Manufacturers	0.1
Auto Parts & Equipment	0.1
Construction Materials	0.1
Coal	0.1
Airlines	0.1
Consumer Finance	0.1
Wireless Telecommunication Services	0.1
Machinery & Equipment	0.1
Education	0.1
Distributors	0.1
Leisure	0.1
Oil & Gas Services	0.1
Printing & Publishing	0.1
Banks	0.1
Oil & Gas Exploration/Production	0.1
Investment Companies	0.1

128.6
Securities Sold Short	(28.8)
Other assets in excess of other liabilities	0.2

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from broker-variation margin	$80,740	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$58,280

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(182,540)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $285,346,436)	$260,483,017
Affiliated investments (cost $4,202,022)	4,202,022
Cash	262,238
Deposit with broker	69,086
Dividends and interest receivable	349,329
Receivable for fund share sold	153,854
Due from broker-variation margin	2,050
Prepaid expenses	350

Total Assets	265,521,946

LIABILITIES:
Securities sold short, at value (proceeds received $65,819,854)	59,243,420
Payable for fund share repurchased	161,795
Advisory fees payable	90,994
Accrued expenses and other liabilities	64,098
Dividends payable on securities sold short	48,697
Shareholder servicing fees payable	2,250
Affiliated transfer agent fee payable	898

Total Liabilities	59,612,152

NET ASSETS	$205,909,794

Net assets were comprised of:
Paid-in capital	$356,360,561
Retained earnings	(150,450,767)

Net assets, June 30, 2009	$205,909,794

Net asset value and redemption price per share, $205,909,794 / 25,166,427 outstanding shares of beneficial interest	$8.18

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $171 foreign withholding tax)	$2,869,818
Affiliated dividend income	16,599
Unaffiliated interest income	1,116

2,887,533

EXPENSES
Advisory fees	894,125
Dividends on securities sold short	323,712
Broker fees and expenses on short sales	297,552
Shareholder servicing fees and expenses	89,412
Custodian and accounting fees	55,000
Audit fee	18,000
Shareholders’ reports	13,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Loan interest expense (Note 7)	16
Miscellaneous	13,657

Total expenses	1,723,474

NET INVESTMENT INCOME	1,164,059

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(61,964,759)
Futures transactions	58,280
Short sales transactions	15,329,470

(46,577,009)

Net change in unrealized appreciation (depreciation) on:
Investments	68,722,310
Futures	(182,540)
Short sales	(21,316,752)

47,223,018

NET GAIN ON INVESTMENTS	646,009

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,810,068

STATEMENT OF CASH FLOWS

(Unaudited)

Six Months Ended June 30, 2009

INCREASE (DECREASE) IN CASH

CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES:
Interest and dividends received	$3,172,790
Operating expenses paid	(1,077,345)
Dividends paid on securities sold short	(336,534)
Broker fees and expenses paid on securities sold short	(297,494)
Purchases of long-term portfolio investments	(120,311,396)
Net payments from disposition of short-term portfolio investments	(631,508)
Proceeds from disposition of long-term portfolio investments	117,487,199
Net payments from cover of short sales	(3,942,461)
Net payment for future transactions	(110,605)
Decrease in other assets	(9,266)

NET CASH PROVIDED FROM OPERATING ACTIVITIES	(6,056,620)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	29,271,967
Payment of shares redeemed	(23,520,019)
Proceeds from borrowing	481,000
Repayment of borrowing	(481,000)

NET CASH PROVIDED BY FINANCING ACTIVITIES	5,751,948

Net change in cash	(304,672)
Cash at beginning of period	566,910

CASH AT END OF PERIOD	$262,238

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,164,059	$3,837,685
Net realized loss on investment transactions	(46,577,009)	(32,111,957)
Net change in unrealized appreciation (depreciation) on investments	47,223,018	(111,962,883)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,810,068	(140,237,155)

DISTRIBUTIONS	(3,845,559)	(5,630,092)

FUND SHARE TRANSACTIONS:
Fund share sold [3,863,282 and 14,773,774 shares, respectively]	29,377,164	164,656,000
Fund share issued in reinvestment of distributions [463,879 and 443,664 shares, respectively]	3,845,559	5,630,092
Fund share repurchased [3,237,304 and 18,190,034 shares, respectively]	(23,437,666)	(196,933,100)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	9,785,057	(26,647,008)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,749,566	(172,514,255)
NET ASSETS:
Beginning of period	198,160,228	370,674,483

End of period	$205,909,794	$198,160,228

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS — 64.3%

Australia — 1.9%
AGL Energy Ltd.	20,461	$221,419
Astro Japan Property Trust	177,840	52,931
BHP Billiton Ltd.	8,053	220,619
Billabong International Ltd.	4,421	31,072
BlueScope Steel Ltd.	54,584	110,680
Campbell Brothers Ltd.	1,406	23,360
Centro Retail Group	563,062	44,542
CFS Retail Property Trust	24,442	32,381
Cochlear Ltd.	2,278	105,740
Commonwealth Property Office Fund	196,383	131,154
Computershare Ltd.	10,397	75,357
CSL Ltd.	5,213	134,788
Fairfax Media Ltd.	58,651	57,659
Felix Resources Ltd.	18,352	208,495
ING Industrial Fund	2,881	564
ING Office Fund	84,834	31,346
Leighton Holdings Ltd.	1,961	36,987
Lend Lease Corp. Ltd.	21,723	122,247
Macmahon Holdings Ltd.	60,888	16,628
Macquarie Airports	23,732	44,119
Macquarie CountryWide Trust	250,009	108,843
Macquarie Group Ltd.	10,570	330,911
Metcash Ltd.	83,931	291,328
Milton Corp. Ltd.	2,701	31,559
National Australia Bank Ltd.	5,098	91,847
Oakton Ltd.	19,198	33,055
Orchard Industrial Property Fund	54,300	6,972
Orica Ltd.*	327	23,833
Origin Energy Ltd.	9,485	111,680
Qantas Airways Ltd.	52,988	85,803
QBE Insurance Group Ltd.	14,822	237,183
Ramsay Health Care Ltd.	26,913	249,934
Rio Tinto Ltd.	4,767	199,124
Rio Tinto Ltd. (New Shares)*	2,502	105,241
Sims Metal Management Ltd.	12,124	252,456
Sonic Healthcare Ltd.	26,307	260,943
Suncorp-Metway Ltd.	42,879	230,539
Sunland Group Ltd.	94,303	50,426
Telestra Corp. Ltd.	78,306	213,683
United Group Ltd.	16,345	135,909
Washington H Soul Pattinson & Co. Ltd.	3,956	34,208
Watpac Ltd.	1,077	1,010
Wesfarmers Ltd.	7,070	133,615
West Australian Newspapers Holdings Ltd.	5,973	20,960
Westfield Group	12,471	114,138
Westpac Banking Corp.	2,627	42,740
Woodside Petroleum Ltd.	3,065	105,884
Woolworths Ltd.	11,661	247,399

		5,453,311

Austria — 0.4%
OMV AG	4,191	157,560
Telekom Austria AG	17,120	268,025
Verbund – Oesterreichische Elektrizitaetswirtschafts AG (Class A Stock)	5,346	272,726
Vienna Insurance Group	6,874	299,656
Voestalpine AG	8,791	242,139

		1,240,106

Bahamas
Teekay Tankers Ltd. (Class A Stock)	1,400	13,006

Belgium — 0.4%
Banque Nationale de Belgique	2	6,471
Belgacom SA	7,273	232,581
Colruyt SA	401	91,610
Delhaize Group	3,847	270,846
Euronav NV	5,789	108,144
KBC Ancora NPV*	7,517	77,501
Mobistar SA	4,124	254,636
Tessenderlo Chemie NV	1,998	63,754

		1,105,543

Bermuda — 1.0%
Accenture Ltd. (Class A Stock)	14,000	468,440
Aquarius Platinum Ltd.	38,187	147,611
Bunge Ltd.(a)	2,600	156,650
Cafe de Coral Holdings Ltd.	80,000	159,415
Catlin Group Ltd.	40,775	215,946
Cooper Industries Ltd. (Class A Stock)(a)	3,100	96,255
Dairy Farm International Holdings Ltd.	31,500	203,490
Endurance Specialty Holdings Ltd.(a)	2,800	82,040
Esprit Holdings Ltd.	20,700	115,006
First Pacific Co.	170,000	97,358
Frontline Ltd. (CHIX)	2,200	54,787
Frontline Ltd. (XNYS)(a)	1,700	41,412
Great Eagle Holdings Ltd.	37,000	77,384
Jardine Matheson Holdings Ltd.	4,044	110,886
Jardine Strategic Holdings Ltd.	10,000	147,400
Noble Group Ltd.	110,000	137,101
Ports Design Ltd.	13,000	30,466
SIM Technology Group Ltd.	182,000	22,913
Texwinca Holdings Ltd.	82,000	65,227
TPV Technology Ltd.	38,000	16,951
Transport International Holdings Ltd.	31,600	84,276
Tsakos Energy Navigation Ltd.	2,200	35,508
VTech Holdings Ltd.	14,000	95,347
Yue Yuen Industrial Holdings Ltd.	56,500	132,910

		2,794,779

Brazil — 0.9%
AES Tiete SA (PRFC Shares)	22,600	236,207
Banco Bradesco SA (PRFC Shares)	11,900	174,902
Banco do Brasil SA	10,100	109,015
Banco Sofisa SA	8,000	18,984

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Brazil (cont’d.)
Centrais Eletricas Brasileiras SA (PRFC B Shares)	12,400	$160,735
Centrais Eletricas de Santa Catarina SA (PRFC B Shares)	1,000	16,331
Cia de Gas de Sao Paulo (PRFC A Shares)	1,500	26,678
Cia de Gas de Sao Paulo (PRFC Shares)	12	213
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,400	71,976
Cia Energetica de Minas Gerais (PRFC Shares)	2,375	31,877
Cia Energetica de Minas Gerais, ADR(a)	9,663	129,871
Cia Energetica do Ceara (PRFC A Shares)	2,200	26,946
Cia Paranaense de Energia, ADR	9,800	138,474
Companhia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	2,200	53,509
CPFL Energia SA	6,500	105,320
EDP – Energias do Brasil SA	8,300	112,544
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	5,600	98,282
Light SA	7,600	104,488
Natura Cosmeticos SA	14,100	184,210
Petroleo Brasileiro SA (PRFC Shares)	3,100	51,511
Souza Cruz SA	5,464	156,517
Tele Norte Leste Participacoes SA (PRFC Shares)	3,600	57,413
Telecomunicacoes de Sao Paulo SA, ADR	7,600	169,024
Telemig Celular Participacoes SA, ADR	400	20,288
Tractebel Energia SA	8,000	76,346
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	3,400	72,789
Vale SA	10,400	159,640

		2,564,090

Canada — 2.6%
AGF Management Ltd. (Class B Stock)	10,700	116,829
Alimentation Couche Tard, Inc. (Class B Stock)	19,000	229,833
ATCO Ltd. (Class I Stock)	4,600	155,621
Bank of Nova Scotia	4,100	153,052
Baytex Energy Trust (XNYS)	4,000	67,320
Baytex Energy Trust (XTSE)	4,900	82,527
BCE, Inc.	4,700	96,978
Bonavista Energy Trust	12,000	186,115
Boralex Power Income Fund	7,200	24,760
Canadian Natural Resources Ltd.	4,300	226,211
Canadian Oil Sands Trust	7,200	172,023
Canadian Utilities Ltd. (Class A Stock)	5,000	163,135
CML Healthcare Income Fund	17,300	188,446
Crescent Point Energy Trust	2,600	76,716
Davis & Henderson Income Fund	9,200	96,892
Empire Co. Ltd. (Class A Stock)	5,300	192,744
EnCana Corp.	9,300	461,102
Enerflex Systems Income Fund	11,600	102,222
Enerplus Resources Fund (XNYS)	5,500	118,195
Enerplus Resources Fund (XTSE)	6,507	140,585
Freehold Royalty Trust	7,300	86,923
GAZ Metro LP	2,400	30,785
George Weston Ltd.	2,800	140,439
Great-West Lifeco, Inc.	6,800	133,293
Harvest Energy Trust	9,000	48,979
Husky Energy, Inc.	13,500	377,557
Imperial Oil Ltd.	5,600	217,231
Industrial Alliance Insurance and Financial Services, Inc.	2,800	61,987
Keyera Facilities Income Fund	3,700	63,239
Macquarie Power & Infrastructure Income Fund	4,100	23,899
Major Drilling Group International	2,800	43,956
Manitoba Telecom Services, Inc.	3,800	111,306
Medical Facilities Corp.	2,100	14,895
NAL Oil & Gas Trust	15,300	123,252
National Bank of Canada	9,200	425,139
North West Co. Fund	2,900	37,523
Northland Power Income Fund	7,100	59,698
Paramount Energy Trust	14,400	56,577
Parkland Income Fund	8,500	67,012
Pengrowth Energy Trust	10,900	86,027
Potash Corp. of Saskatchewan	1,600	149,236
Power Corp. of Canada	5,600	129,222
Power Financial Corp.	4,400	104,595
Ritchie Bros. Auctioneers, Inc.	4,900	115,007
Rogers Communications, Inc. (Class B Stock)	16,500	424,150
Royal Bank of Canada	2,700	110,423
Shaw Communications, Inc. (Class B Stock)	9,800	164,969
Shoppers Drug Mart Corp.	2,700	116,041
Sierra Wireless, Inc.*	2,500	14,272
Talisman Energy, Inc.	14,500	208,309
Teck Cominco Ltd. (Class B Stock)*	2,300	36,662
TMX Group, Inc.	3,900	113,464
Toromont Industries Ltd.	4,300	88,170
Toronto-Dominion Bank (The)	2,800	144,652
Trilogy Energy Trust	2,100	10,891
Vermilion Energy Trust	11,100	278,943
Wajax Income Fund	1,700	23,487

		7,493,516

Cayman Islands — 0.2%
ASM Pacific Technology Ltd.	8,000	40,910
Hengan International Group Co. Ltd.	16,000	74,768
Herbalife Ltd.	7,700	242,858

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Cayman Islands (cont’d.)
Himax Technologies, Inc., ADR	8,800	$33,000
Kingboard Chemical Holdings Ltd.	30,500	74,775
Norstar Founders Group Ltd.	84,000	—
Pico Far East Holdings Ltd.	226,000	26,769
Shenzhou International Group Holdings Ltd.	23,000	10,330

		503,410

Chile — 0.2%
Almendral SA	462,656	44,422
Banco de Credito e Inversiones	1,655	41,599
Banco Santander Chile	898,851	40,286
Cia Cervecerias Unidas SA	4,987	34,790
Cia Cervecerias Unidas SA, ADR(a)	900	31,500
CorpBanca SA	7,622,622	44,599
Embotelladora Andina SA (PRFC B Shares)	22,993	64,678
Empresa Nacional de Telecomunicaciones SA	6,255	84,221
Enersis SA	234,994	86,815
Enersis SA, ADR	500	9,235
Lan Airlines SA	4,094	48,698
Madeco SA	413,268	28,287

		559,130

China — 0.6%
Bank of China Ltd. (Class H Stock)	423,000	200,309
Bank of Communications Co. Ltd. (Class H Stock)	99,000	110,141
China BlueChemical Ltd. (Class H Stock)	92,000	48,065
China Citic Bank (Class H Stock)	319,000	205,686
China Construction Bank (Class H Stock)	231,000	177,995
China COSCO Holdings Co. Ltd. (Class H Stock)	91,500	108,054
China Shenhua Energy Co. Ltd. (Class H Stock)	38,500	140,655
China Shipping Development Co. Ltd. (Class H Stock)	118,000	150,911
China Telecom Corp. Ltd. (Class H Stock)	14,000	6,949
Datang International Power Generation Co. Ltd. (Class H Stock)	64,000	38,677
Great Wall Technology Co. Ltd. (Class H Stock)	82,000	21,982
Industrial & Commercial Bank of China Ltd. (Class H Stock)	308,000	213,348
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	142,000	194,723
Zhejiang Expressway Co. Ltd. (Class H Stock)	78,000	61,581
ZTE Corp. (Class H Stock)	22,400	77,380

		1,756,456

Czech Republic — 0.1%
CEZ A/S	1,463	65,391
Komercni Banka A/S	823	113,384
Telefonica O2 Czech Republic A/S	4,067	92,624

		271,399

Denmark — 0.3%
Coloplast A/S	2,427	166,868
H. Lundbeck A/S	11,030	209,860
Novo Nordisk A/S (Class B Stock)	4,352	237,033
Novozymes A/S (Class B Stock)	850	69,151
Rockwool International A/S (Class B Stock)	490	36,032
Torm A/S	2,966	30,195
William Demant Holding*	3,156	163,437

		912,576

Finland — 0.5%
Elisa Oyj	9,166	151,051
Kesko Oyj (Class B Stock)	5,402	143,078
Konecranes Oyj	7,127	167,955
Neste Oil Oyj	5,657	78,722
Orion Oyj (Class B Stock)	14,605	229,066
Pohjola Bank PLC	16,141	129,323
Poyry Oyj	1,312	18,629
Rautaruukki Oyj	4,202	84,281
Sampo Oyj (Class A Stock)	20,759	392,511
Wartsila Oyj	4,735	152,889

		1,547,505

France — 1.9%
Affine SA	503	8,901
Air Liquide SA	2,525	231,684
AXA SA	5,136	97,209
BioMerieux SA	996	87,595
BNP Paribas	988	64,430
Bouygues SA	2,287	86,490
Carrefour SA	6,163	264,300
Cegid Group	897	17,145
Christian Dior SA	1,090	81,651
Cie de Saint-Gobain	2,101	70,694
Ciments Francais SA	1,089	92,557
CNP Assurances SA	2,825	270,297
Credit Agricole SA	15,276	191,535
Dassault Systemes SA	1,992	88,217
Eramet	296	77,752
Essilor International SA	5,108	244,270
Euler Hermes SA	1,206	73,838
France Telecom SA	18,759	426,836
Hermes International	670	93,283
Icade	730	60,065
Iliad SA	597	58,058
Ipsen SA	3,566	156,236
L’Oreal SA	1,764	132,413
Lafarge SA*	810	53,032
Lafarge SA	1,762	119,883
LVMH Moet Hennessy Louis Vuitton SA	2,507	192,271

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
France (cont’d.)
Natixis SA*	28,158	$54,805
Neopost SA	558	50,246
Parrot SA*	1,430	14,088
PSA Peugeot Citroen SA*	446	11,774
Publicis Groupe SA	5,244	160,544
SA des Ciments Vicat	798	46,021
Sanofi-Aventis SA	2,305	136,202
Schneider Electric SA	4,563	349,244
SCOR SE	13,561	278,631
Societe de la Tour Eiffel	461	15,501
Societe des Autoroutes Paris-Rhin-Rhone	1,449	98,907
Sopra Group SA	978	36,355
Total Gabon	227	67,659
Total SA	6,970	377,779
Vallourec	2,620	320,238
Vivendi	4,086	98,080

		5,456,716

Germany — 0.9%
Allianz SE	1,849	170,557
BASF SE	3,098	123,430
Bilfinger Berger AG	1,390	64,705
Demag Cranes AG	2,724	61,825
Deutsche Lufthansa AG	7,574	95,119
Dyckerhoff AG (PRFC Stock)	462	27,903
EnBW Energie Baden-Wuerttemberg AG	207	10,160
Fuchs Petrolub AG (PRFC Stock)	365	19,833
Generali Deutschland Holding AG	1,276	102,051
Heidelbergcement AG	415	17,087
Homag Group AG	1,754	19,222
Indus Holding AG	2,264	34,280
Lanxess AG	4,063	101,024
MAN AG	1,131	69,590
MTU Aero Engines Holding AG	3,689	134,797
Muenchener Rueckversicherungs AG	1,539	207,928
Puma AG Rudolf Dassler Sport	212	46,431
Rational AG	835	96,244
RWE AG	2,504	197,465
Salzgitter AG	1,611	141,995
SAP AG	5,993	241,628
Sixt AG	1,553	37,606
Takkt AG	2,718	28,948
Wacker Chemie AG	1,609	185,808
Wincor Nixdorf AG	4,237	237,569

		2,473,205

Greece — 0.2%
Bank of Greece	1,453	84,386
Hellenic Petroleum SA	7,311	70,689
Hellenic Telecommunications Organization SA	8,493	129,877
Jumbo SA	16,502	161,593
Motor Oil Hellas Corinth Refineries SA	4,430	47,578
OPAP SA	6,579	175,430

		669,553

Guernsey — 0.4%
HSBC Infrastructure Co. Ltd., ETF	609,349	1,097,460

Hong Kong — 0.6%
Champion REIT	65,000	21,256
China Coal Energy Co. (Class H Stock)	115,000	134,857
China Mobile Ltd.	34,000	340,422
CLP Holdings Ltd.	16,343	108,291
CNOOC Ltd.	184,000	226,661
GZ1 Real Estate Investment Trust	68,000	22,040
Hang Seng Bank Ltd.	16,400	229,537
Hopewell Holdings Ltd.	16,000	49,960
Hysan Development Co. Ltd.	48,000	122,910
Kowloon Development Co. Ltd.	67,000	58,996
Lenovo Group Ltd.	396,000	148,691
New World Development Ltd.	56,000	100,801
Sino Land Co.	76,000	125,115
Swire Pacific Ltd. (Class A Stock)	13,000	130,493
Television Broadcasts Ltd.	17,000	68,084

		1,888,114

Hungary
Magyar Telekom Telecommunications PLC	45,967	135,740

Indonesia — 0.2%
Bank Central Asia Tbk PT	354,000	121,338
Gudang Garam Tbk PT	33,500	41,039
Tambang Batubara Bukit Asam Tbk PT	104,000	117,453
Unilever Indonesia Tbk PT	104,000	93,979
United Tractors Tbk PT	91,500	88,721

		462,530

Ireland — 0.1%
Allied Irish Banks PLC	14,704	35,416
Anglo Irish Bank Corp. PLC (XLON)*	20,646	—
Anglo Irish Bank Corp. PLC (ISE)*	2,500	—
Bank of Ireland*	22,441	53,214
CRH PLC	2,127	48,711
Kerry Group PLC (Class A Stock)	1,906	43,253
Paddy Power PLC	3,336	77,428
Total Produce PLC	67,493	25,564

		283,586

Israel — 0.2%
Bezeq Israeli Telecommunication Corp. Ltd.	47,413	87,518
Cellcom Israel Ltd.	6,340	169,846
Gazit Globe Ltd.	5,566	35,220
Israel Chemicals Ltd.	4,239	41,597
Oil Refineries Ltd.	53,391	24,402

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Israel (cont’d.)
Osem Investment Ltd.	2,641	$28,865
Partner Communications Co. Ltd.	4,865	83,103
Partner Communications Co. Ltd., ADR	6,300	107,667

		578,218

Italy — 0.9%
ACEA SpA	10,430	127,363
Alleanza Assicurazioni SpA	15,887	109,183
Assicurazioni Generali SpA	5,735	119,434
Banca Monte dei Paschi di Siena SpA	92,327	149,230
Buzzi Unicem SpA	8,944	126,707
Edison SpA	65,132	93,771
Enel SpA	31,554	154,045
ENI SpA	16,689	395,815
ERG SpA	6,628	91,991
Esprinet SpA	5,721	51,621
Fondiaria SAI SpA	5,675	91,606
Geox SpA	5,516	39,471
Italcementi SpA	7,072	80,974
Italmobiliare SpA*	1,222	41,178
Mediaset SpA	22,053	123,812
Mediobanca SpA	25,839	307,908
Piccolo Credito Valtellinese Scarl	10,202	92,507
Recordati SpA	30,693	189,894
Saras SpA	20,697	59,090
Telecom Italia SpA	68,094	94,411
Tod’s SpA	928	52,984
UniCredit SpA*	21,941	55,495

		2,648,490

Japan — 4.2%
Aichi Corp.	6,900	32,133
Aisin Seiki Co. Ltd.	100	2,160
Alpen Co. Ltd.	5,200	94,286
Arcs Co. Ltd.	3,000	42,944
Astellas Pharma, Inc.	14,800	522,620
Bando Chemical Industries Ltd.	10,000	24,521
Bank of Kyoto Ltd. (The)	9,000	83,419
Brother Industries Ltd.	9,900	87,565
C Uyemura & Co. Ltd.	600	19,404
Canon Electronics, Inc.	4,400	63,992
Canon Finetech, Inc.	1,600	21,440
Canon, Inc.	6,500	212,316
Chubu Steel Plate Co. Ltd.	4,700	38,455
Chugoku Bank Ltd. (The)	11,000	152,509
Chuo Denki Kogyo Co. Ltd.	4,000	33,001
Circle K Sunkus Co. Ltd.	14,000	218,381
Crescendo Investment Corp.	14	26,701
Daifuku Co. Ltd.	6,000	42,731
Daiichikosho Co. Ltd.	3,300	35,899
Daito Trust Construction Co. Ltd.	1,400	66,013
DIC Corp.	48,000	74,983
Eisai Co. Ltd.	3,300	117,167
Excel Co. Ltd.	2,400	23,317
Exedy Corp.	1,500	29,540
FamilyMart Co. Ltd.	3,200	100,551
Fanuc Ltd.	500	40,068
Fuji Electronics Co. Ltd.	3,500	30,754
Fuji Machine Manufacturing Co. Ltd.	3,000	36,319
Furusato Industries Ltd.	700	5,155
Hamamatsu Photonics KK	4,900	93,971
Hankyu Reit, Inc.	7	30,602
Hisamitsu Pharmaceutical Co., Inc.	7,800	242,334
Hitachi Systems & Services Ltd.	1,200	16,364
Hokuhoku Financial Group, Inc.	63,000	157,915
Hoya Corp.	3,100	62,099
Inaba Denki Sangyo Co. Ltd.	1,100	25,596
INPEX Corp.	18	143,517
Internet Initiative Japan, Inc.	19	29,577
Inui Steamship Co. Ltd.	3,300	24,178
ITC Networks Corp.	18	34,782
ITOCHU Corp.	14,000	97,149
Itochu Enex Co. Ltd.	19,600	121,167
Japan Prime Realty Investment Corp., REIT	56	120,805
Japan Real Estate Investment Corp., REIT	11	91,244
JFE Holdings, Inc.	2,800	94,072
JSR Corp.	4,600	78,792
Kakaku.com, Inc.	5	18,952
Kamigumi Co. Ltd.	21,000	177,482
Kanamoto Co. Ltd.	4,000	20,917
Kansai Paint Co. Ltd.	8,000	57,319
Kao Corp.	5,000	108,802
KDDI Corp.	49	259,996
Keyence Corp.	800	162,983
Kirindo Co. Ltd.	3,200	16,669
Komori Corp.	3,800	45,370
Konica Minolta Holdings, Inc.	7,000	73,139
Lawson, Inc.	5,400	237,686
Marubeni Corp.	30,000	132,684
Matsumotokiyoshi Holdings Co. Ltd.	2,400	49,399
Meisei Industrial Co. Ltd.	9,000	23,600
Meitec Corp.	2,700	46,583
Ministop Co. Ltd.	2,100	33,801
Miraca Holdings, Inc.	5,500	134,442
Misumi Group, Inc.	5,100	71,913
Mitsubishi Corp.	2,700	49,824
Mitsubishi Steel Manufacturing Co. Ltd.	31,000	72,664
Mitsui & Co. Ltd.	13,000	154,046
Mitsui O.S.K. Lines Ltd.	26,000	168,021
Mochida Pharmaceutical Co. Ltd.	11,000	105,748
Namura Shipbuilding Co. Ltd.	4,700	29,292
NEC Fielding Ltd.	4,000	55,147
NEC Mobiling Ltd.	2,100	40,577
NEC Networks & System Integration Corp.	3,300	40,527
Nihon Eslead Corp.	2,600	24,812
Nihon Unisys Ltd.	10,000	86,661
Nintendo Co. Ltd.	800	221,404
Nippon Building Fund, Inc.	15	128,220

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Japan (cont’d.)
Nippon Residential Investment Corp.	23	$56,383
Nippon Seiki Co. Ltd.	1,000	10,370
Nippon Telegraph & Telephone Corp.	4,000	162,902
Nissan Shatai Co. Ltd.	8,000	65,734
Nissin Kogyo Co. Ltd.	1,900	24,241
Nitori Co. Ltd.	2,250	159,335
Nohmi Bosai Ltd.	11,000	97,949
NS Solutions Corp.	7,500	120,180
NTT DoCoMo, Inc.	243	355,421
Okabe Co. Ltd.	6,500	26,612
Oracle Corp. Japan	3,100	113,686
Osaka Steel Co. Ltd.	5,300	96,416
Otsuka Corp.	5,700	304,407
Pacific Golf Group International Holdings KK	150	93,077
Pal Co. Ltd.	1,600	27,099
Point, Inc.	1,390	74,698
Premier Investment Corp.	9	32,008
Right On Co. Ltd.	2,800	25,598
Rohto Pharmaceutical Co. Ltd.	3,000	33,934
Roland Corp.	2,200	27,098
Ryoden Trading Co. Ltd.	4,000	22,423
Ryohin Keikaku Co. Ltd.	2,100	88,489
Ryosan Co. Ltd.	1,800	42,350
Ryoshoku Ltd.	1,400	32,025
Sanoyas Hishino Meisho Corp.	7,200	30,225
Santen Pharmaceutical Co. Ltd.	3,300	100,531
Sekisui Jushi Corp.	1,000	8,241
Seven & I Holdings Co. Ltd.	21,300	499,540
Seven Bank Ltd.	49	128,496
Shimamura Co. Ltd.	1,600	127,397
Shin-Etsu Chemical Co. Ltd.	2,600	120,585
Shinko Shoji Co. Ltd.	2,900	24,328
Shinsho Corp.	11,000	19,270
SRI Sports Ltd.	34	27,383
Sumikin Bussan Corp.	11,000	25,854
Sysmex Corp.	2,300	83,375
Taihei Kogyo Co. Ltd.	3,000	9,607
Takeda Pharmaceutical Co. Ltd.	13,200	513,215
Takeuchi Manufacturing Co. Ltd.	1,100	10,836
Tamai Steamship Co. Ltd.	7,000	12,466
Teikoku Piston Ring Co. Ltd.	3,600	17,011
Terumo Corp.	5,700	251,296
Token Corp.	620	20,018
Tokio Marine Holdings, Inc.	1,100	30,202
Tonengeneral Sekiyu KK	35,000	356,231
Toppan Forms Co. Ltd.	7,500	96,029
Topy Industries Ltd.	20,000	37,921
Toyota Tsusho Corp.	8,900	131,815
Trend Micro, Inc.	1,500	47,897
TS Tech Co. Ltd.	3,700	53,940
Tsubakimoto Chain Co.	30,000	104,883
Unicharm Corp.	2,000	152,790
Unicharm Petcare Corp.	900	26,862
Unipres Corp.	1,900	21,071
USS Co. Ltd.	2,370	122,074
Valor Co. Ltd.	3,100	24,202
Yahoo! Japan Corp.	349	110,998
Yamato Kogyo Co. Ltd.	600	17,664
Yamazen Corp.	7,700	33,337

		12,081,213

Luxembourg — 0.1%
ArcelorMittal	3,858	127,673
Evraz Group SA, GDR (Class S Stock)	7,400	140,230
Oriflame Cosmetics SA	825	35,966

		303,869

Malaysia — 0.1%
Berjaya Sports Toto Bhd	80,400	115,319
British American Tobacco Malaysia Bhd	2,400	30,533
Digi.Com Bhd	8,200	51,738
DRB-Hicom Bhd	124,900	36,846
Nestle Malaysia Bhd	3,400	30,227
Petronas Dagangan Bhd	38,800	92,098
Public Bank Bhd	31,800	81,804
YTL Power International Bhd	1	1

		438,566

Mexico — 0.2%
America Movil SAB de CV (Class L Stock), ADR(a)	4,600	178,112
Coca-Cola Femsa SAB de CV, ADR	600	24,072
Grupo Televisa SA, ADR	2,500	42,500
Industrias Penoles SAB de CV	800	12,940
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	20,800	79,373
Telefonos de Mexico SAB de CV, ADR	8,700	141,027
Wal-Mart de Mexico SAB de CV (Class V Stock)	57,500	170,514

		648,538

Netherlands — 0.6%
Fugro NV	8,840	368,142
ING Groep NV, ADR	5,957	60,351
Koninklijke DSM NV	5,080	159,749
Koninklijke KPN NV	19,260	265,745
Koninklijke Wessanen NV	16,733	64,193
Nutreco Holding NV	2,653	103,702
Oce NV	6,309	33,923
Schlumberger Ltd.	4,500	243,495
Sligro Food Group NV	7,530	198,232
SNS Reaal	6,234	34,967
Unilever NV	12,043	291,274

		1,823,773

New Zealand — 0.1%
Air New Zealand Ltd.	28,501	16,562
Fletcher Building Ltd.	42,068	178,458
Kiwi Income Property Trust	62,603	36,333

		231,353

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Norway — 0.2%
Atea ASA	6,600	$27,466
Olsen (Fred) Energy ASA	3,750	128,053
StatoilHydro ASA	19,350	382,224

		537,743

Panama
Banco Latinoamericano de Exportaciones SA	1,400	17,402

Philippines — 0.1%
Globe Telecom, Inc.	9,510	187,380
Metropolitan Bank & Trust	55,100	35,920
Philippine Long Distance Telephone Co., ADR	1,900	94,468

		317,768

Poland — 0.1%
KGHM Polska Miedz SA	612	15,742
Powszechna Kasa Oszczednosci Bank Polski SA	10,237	82,312
Telekomunikacja Polska SA	16,368	79,290

		177,344

Portugal — 0.1%
Banco Espirito Santo SA	12,468	67,235
Jeronimo Martins SGPS SA	19,239	131,228
Portugal Telecom SGPS SA	14,503	142,262

		340,725

Puerto Rico
First Bancorp(a)	20,900	82,555
W Holding Co., Inc.	678	9,628

		92,183

Russia — 0.1%
Mobile Telesystems OJSC, ADR	4,300	158,799

Singapore — 0.9%
CapitaCommercial Trust	69,000	38,873
Cosco Corp. Singapore Ltd.	90,000	77,079
DBS Group Holdings Ltd.	14,000	113,500
Frasers Commercial Trust	207,000	35,015
Jardine Cycle & Carriage Ltd.	21,920	289,325
Keppel Corp. Ltd.	50,000	237,006
MobileOne Ltd.	90,000	95,006
Oversea-Chinese Banking Corp. Ltd.	55,000	252,516
SembCorp Industries Ltd.	74,000	153,452
Singapore Airlines Ltd.	13,000	119,018
Singapore Petroleum Co. Ltd.	29,611	126,422
Singapore Post Ltd.	151,000	93,171
Singapore Technologies Engineering Ltd.	78,000	131,430
Singapore Telecommunications Ltd.	118,000	243,451
SMRT Corp. Ltd.	61,000	71,055
StarHub Ltd.	177,000	260,963
Suntec Real Estate Investment Trust	84,000	49,748
UOL Group Ltd.	55,000	124,798
Venture Corp. Ltd.	15,000	71,973
Yangzijiang Shipbuilding Holdings Ltd.	53,000	28,406

		2,612,207

South Africa — 0.1%
Massmart Holdings Ltd.	3,870	40,161
Nedbank Group Ltd.	10,442	132,949
Sasol Ltd.	4,466	156,242
Woolworths Holdings Ltd.	10,717	17,975

		347,327

South Korea — 0.3%
Daishin Securities Co. Ltd. (PRFC Shares)	2,450	16,173
Dongbu Insurance Co. Ltd.	2,220	45,272
GS Home Shopping, Inc.	466	23,715
Hyundai Marine & Fire Insurance Co. Ltd.	1,860	23,040
Hyundai Mipo Dockyard	934	92,039
Hyundai Motor Co.	1,000	19,061
Intops Co. Ltd.	720	12,712
KISCO Holdings Co. Ltd.	400	19,863
KT&G Corp.	729	41,135
Kumho Industrial Co. Ltd. (PRFC Shares)	3,910	12,169
LG Corp.	1,934	91,942
LG Telecom Ltd.	4,520	28,389
S-Oil Corp.	1,898	84,547
S1 Corp.	3,651	155,037
Samsung Fire & Marine Insurance Co. Ltd.	892	131,139
Sejong Industrial Co. Ltd.	1,800	6,546
SK Telecom Co. Ltd., ADR	5,100	77,265
Uangel Corp.	1,940	11,145
Yuhan Corp.	450	65,982

		957,171

Spain — 0.8%
Almirall SA	17,106	190,413
Banco Bilbao Vizcaya Argentaria SA	19,565	246,353
Banco Popular Espanol SA	7,407	64,810
Banco Santander SA	4,802	58,047
Corp. Financiera Alba	1,695	81,739
Criteria Caixacorp SA	40,708	188,673
Gas Natural SDG SA	7,815	142,717
Gestevision Telecinco SA	15,908	148,980
Indra Sistemas SA	2,819	61,183
Industria de Diseno Textil SA	3,243	156,076
Mapfre SA	73,238	239,280
Prosegur Cia de Seguridad SA	2,458	79,100
Red Electrica Corp. SA	1,536	69,627
Repsol YPF SA	4,704	105,299
Tecnicas Reunidas SA	3,912	185,618
Telefonica SA	8,801	199,868
Zardoya Otis SA	3,720	77,882

		2,295,665

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Sweden — 0.7%
Atlas Copco AB (Class A Stock)	7,200	$72,498
Axfood AB	8,692	188,609
B&B Tools AB (Class B Stock)	3,081	26,499
BE Group AB	4,800	20,158
Getinge AB (Class B Stock)	19,930	261,644
Hennes & Mauritz AB (Class B Stock)	4,606	229,997
Klovern AB	15,500	36,385
Kungsleden AB	5,155	23,850
NCC AB (Class B Stock)	10,688	93,040
Nolato AB (Class B Stock)	2,766	17,215
Nordea Bank AB	34,720	275,933
Scania AB	18,342	182,497
SKF AB	13,972	172,691
SSAB AB (Class A Stock)	19,889	232,295
Svenska Handelsbanken AB (Class A Stock)	2,645	50,158
Swedbank AB (Class A Stock)*	5,900	34,492
Teliasonera AB	38,918	204,833

		2,122,794

Switzerland — 1.4%
Alcon, Inc.	2,100	243,852
Atel Holding AG	222	90,018
Basellandschaftliche Kantonalbank	13	11,486
Compagnie Financiere Richemont SA (Class A Stock)	11,421	238,108
Galenica AG	780	230,282
Geberit AG	1,995	245,803
Helvetia Holding AG	904	240,063
Kuehne & Nagel International AG	2,163	169,905
Kuoni Reisen Holding AG	237	73,670
Lindt & Spruengli AG	3	66,402
Nestle SA	6,272	236,821
Noble Corp.(a)	1,600	48,400
Novartis AG	6,855	279,048
Roche Holding AG	3,542	482,605
Schindler Holding AG	4,656	289,642
SGS SA	176	218,607
Sika AG	28	31,178
Sonova Holding AG	1,750	142,498
Straumann Holding AG	411	74,997
Sulzer AG	1,728	109,804
Swatch Group AG (The)	486	78,218
Swisscom AG	353	108,626
Syngenta AG	956	222,429

		3,932,462

Taiwan — 0.4%
Alpha Networks, Inc.	32,000	26,622
Altek Corp.	16,000	21,737
Asia Polymer	28,000	16,902
Asustek Computer, Inc.	34,090	44,069
Chunghwa Telecom Co. Ltd., ADR	7,300	144,759
Coretronic Corp.	101,000	101,108
Far EasTone Telecommunications Co. Ltd.	80,000	93,546
High Tech Computer Corp.	5,000	70,260
Inventec Co. Ltd.	73,000	41,975
L&K Engineering Co. Ltd.	15,000	11,846
Nan Ya Printed Circuit Board Corp.	14,000	37,581
O-TA Precision Industry Co. Ltd.	12,000	13,160
Powertech Technology, Inc.	65,000	134,761
Quanta Computer, Inc.	80,340	129,100
Taiwan Mobile Co. Ltd.	88,000	149,988
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	8,100	76,221
Ttet Union Corp.	20,000	21,748
U-Ming Marine Transport Corp.	20,000	38,825
Wistron Corp.	47,000	77,596

		1,251,804

Thailand — 0.1%
Advanced Info Service PCL	15,900	41,652
Bangkok Bank PCL	67,200	219,916
Property Perfect PCL, ADR	227,500	17,607
PTT PCL	17,600	120,881
Ratchaburi Electricity Generating Holding PCL	22,500	25,041

		425,097

Turkey — 0.1%
Finansbank A/S*	4,491	14,918
Haci Omer Sabanci Holding A/S	7,831	20,787
Turk Hava Yollari AO	6,280	9,397
Turk Telekomunikasyon A/S	44,477	138,521
Turkcell Iletisim Hizmet A/S	17,214	95,172

		278,795

United Arab Emirates
Lamprell PLC	24,276	45,576

United Kingdom — 3.6%
Admiral Group PLC	9,958	142,797
Aggreko PLC	2,220	18,974
Antofagasta PLC	23,877	231,820
Arriva PLC	16,961	113,527
Ashmore Group PLC	6,758	21,085
AstraZeneca PLC	11,688	515,352
Aveva Group PLC	982	11,605
Aviva PLC	17,012	95,784
Balfour Beatty PLC	42,906	218,640
Barclays PLC	10,962	50,941
Beazley PLC	32,274	51,746
BG Group PLC	14,849	250,052
BHP Billiton PLC	20,103	453,094
BP PLC	21,737	171,762
Brit Insurance Holdings PLC	53,399	166,177
British American Tobacco PLC	7,517	207,500
British Land Co. PLC	19,649	123,727
Capita Group PLC (The)	7,244	85,412
Carnival PLC	3,601	95,908
Chaucer Holdings PLC	54,912	39,108

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Close Brothers Group PLC	8,022	$86,864
De La Rue PLC	2,604	39,099
Diageo PLC	10,833	155,595
Drax Group PLC	20,861	151,005
DS Smith PLC	54,337	59,591
Eurasian Natural Resources Corp.	31,525	341,141
Ferrexpo PLC	40,650	90,046
Filtrona PLC	46,394	93,094
GlaxoSmithKline PLC	29,309	517,694
Greggs PLC	24,710	152,007
Hargreaves Lansdown PLC	28,027	94,590
Hays PLC	133,282	188,433
Headlam Group PLC	3,480	14,556
Hill & Smith Holdings PLC	7,704	29,330
HSBC Holdings PLC	7,469	62,225
IG Group Holdings PLC	8,231	37,990
IMI PLC	12,488	64,223
Inmarsat PLC	25,069	225,488
International Power PLC	51,799	203,457
Interserve PLC	17,038	49,170
Intertek Group PLC	2,499	42,983
Investec PLC	24,018	129,388
John Wood Group PLC	27,899	122,836
Keller Group PLC	12,023	109,909
Land Securities Group PLC, REIT	26,993	209,912
Legal & General Group PLC	123,021	115,067
Lloyds TSB Group PLC	65,134	75,086
Man Group PLC	75,154	344,498
Marks & Spencer Group PLC	40,307	203,253
Michael Page International PLC	8,802	34,607
Millennium & Copthorne Hotels PLC	10,635	41,463
Mitie Group PLC	10,710	37,877
Northgate PLC	8,639	14,073
Petrofac Ltd.	22,580	249,261
Premier Farnell PLC	26,714	55,524
Reckitt Benckiser Group PLC	5,260	240,213
Regus PLC	137,183	146,994
Renishaw PLC	7,476	42,086
Rotork PLC	6,197	84,536
Royal Dutch Shell PLC	7,769	194,880
Royal Dutch Shell PLC (Class A Stock)	6,577	164,802
Royal Dutch Shell PLC (Class B Stock)	8,034	202,259
RSA Insurance Group PLC	47,063	93,451
Sage Group PLC (The)	24,395	71,676
Scott Wilson Group PLC	8,226	8,807
Senior PLC	56,736	35,810
Serco Group PLC	7,189	50,027
Severfield-Rowen PLC	24,812	79,039
Spirax-Sarco Engineering PLC	7,818	108,659
Standard Chartered PLC	10,246	192,655
Tanjong PLC	4,600	17,386
Tesco PLC	87,196	509,211
Tullow Oil PLC	4,762	73,754
Unilever PLC	11,853	278,570
Vitec Group PLC (The)	4,998	21,414
Vodafone Group PLC	37,684	73,293
Weir Group PLC (The)	11,249	85,867
WPP PLC	15,887	105,648
WSP Group PLC	9,979	36,210

		10,423,593

United States — 35.5%
3M Co.	1,500	90,150
Abbott Laboratories	8,600	404,544
Adobe Systems, Inc.*(a)	7,600	215,080
Advance America Cash Advance Centers, Inc.	6,200	27,466
Advance Auto Parts, Inc.	3,500	145,215
Advanta Corp. (Class B Stock)	3,200	1,344
Aeropostale, Inc.*	1,700	58,259
Aflac, Inc.	11,100	345,099
Airgas, Inc.	4,100	166,173
Alaska Communications Systems Group, Inc.	3,800	27,816
Alexander & Baldwin, Inc.	1,600	37,504
Allegheny Technologies, Inc.(a)	4,100	143,213
Alliance Resource Partners LP	3,500	113,750
Ameren Corp.	6,700	166,763
American Electric Power Co., Inc.	3,900	112,671
American Financial Group, Inc.	6,100	131,638
Amerigas Partners LP	3,250	109,622
Ameriprise Financial, Inc.	3,500	84,945
AMETEK, Inc.	1,800	62,244
Amphenol Corp. (Class A Stock)	5,900	186,676
Anixter International, Inc.*	1,900	71,421
AptarGroup, Inc.	1,300	43,901
Archer-Daniels-Midland Co.	4,700	125,819
Arrow Electronics, Inc.*	4,200	89,208
Associated Banc-Corp.	3,900	48,750
Assurant, Inc.	5,500	132,495
Asta Funding, Inc.	2,500	13,600
AT&T, Inc.	10,400	258,336
AutoZone, Inc.*(a)	800	120,888
Avon Products, Inc.	7,500	193,350
Bank of America Corp.(a)	13,700	180,840
Bank of Hawaii Corp.	3,100	111,073
Bard (C.R.), Inc.	2,700	201,015
Baxter International, Inc.	4,200	222,432
BB&T Corp.(a)	5,900	129,682
Becton, Dickinson and Co.	2,600	185,406
Bemis Co., Inc.	1,900	47,880
BJ’s Wholesale Club, Inc.*	1,200	38,676
Black Box Corp.	900	30,123
Bristol-Myers Squibb Co.(a)	14,400	292,464
Broadridge Financial Solutions, Inc.	4,600	76,268
Brown-Forman Corp. (Class A Stock)	900	41,499
Brown-Forman Corp. (Class B Stock)	4,600	197,708
Buckeye Partners LP	2,800	119,924
Buckle, Inc. (The)	2,100	66,717
Burlington Northern Santa Fe Corp.	2,500	183,850

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
United States (cont’d.)
C.H. Robinson Worldwide, Inc.(a)	4,600	$239,890
CA, Inc.	7,700	134,211
Cal-Maine Foods, Inc.(a)	1,500	37,440
Campbell Soup Co.	3,400	100,028
Capital One Financial Corp.(a)	6,300	137,844
Casey’s General Stores, Inc.	3,900	100,191
CenturyTel, Inc.(a)	5,400	165,780
Charles Schwab Corp. (The)	8,900	156,106
Chevron Corp.	6,300	417,375
Church & Dwight Co., Inc.	1,100	59,741
Cincinnati Financial Corp.	4,800	107,280
Cintas Corp.(a)	7,400	169,016
Cisco Systems, Inc.*	10,400	193,856
Citigroup, Inc.(a)	10,000	29,700
CLARCOR, Inc.	2,800	81,732
Cliffs Natural Resources, Inc.	4,700	115,009
CMS Energy Corp.(a)	16,000	193,280
Coca-Cola Co. (The)	1,600	76,784
Colgate-Palmolive Co.(a)	3,100	219,294
Colonial Properties Trust	6,400	47,360
Computer Sciences Corp.*	4,800	212,640
ConocoPhillips	700	29,442
Costco Wholesale Corp.	2,700	123,390
Cross Timbers Royalty Trust	282	7,022
Cullen/Frost Bankers, Inc.(a)	2,900	133,748
Developers Diversified Realty Corp.	11,200	54,656
Diamond Offshore Drilling, Inc.(a)	1,800	149,490
Discover Financial Services	30,300	311,181
Dollar Tree, Inc.*	1,700	71,570
Donaldson Co., Inc.	4,300	148,952
Dorchester Minerals LP	4,400	100,496
Dover Corp.	5,400	178,686
DTE Energy Co.	5,100	163,200
Duke Realty Corp.(a)	3,600	31,572
EarthLink, Inc.*(a)	12,400	91,884
Eaton Corp.	2,100	93,681
Ecolab, Inc.	4,500	175,455
Edison International	6,500	204,490
Eli Lilly & Co.	3,600	124,704
Embarq Corp.	2,800	117,768
Emerson Electric Co.	5,500	178,200
Enbridge Energy Partners LP	2,000	77,160
Energen Corp.(a)	1,600	63,840
Entergy Corp.	2,500	193,800
Enterprise Products Partners LP	2,910	72,575
Entertainment Properties Trust(a)	2,000	41,200
EOG Resources, Inc.(a)	800	54,336
Equifax, Inc.	3,700	96,570
Equity Residential(a)	4,800	106,704
Exelon Corp.	6,098	312,279
Expeditors International of Washington, Inc.	5,900	196,706
Express Scripts, Inc.*	1,900	130,625
Exxon Mobil Corp.	3,100	216,721
FactSet Research Systems, Inc.(a)	2,900	144,623
Fastenal Co.(a)	5,200	172,484
Federated Investors, Inc. (Class B Stock)	5,500	132,495
First Defiance Financial Corp.	1,500	19,500
First Financial Bankshares, Inc.	1,700	85,612
First Merchants Corp.	1,700	13,651
First Midwest Bancorp, Inc.	3,400	24,854
FLIR Systems, Inc.*(a)	2,000	45,120
FMC Corp.	1,200	56,760
FNB Corp.(a)	4,800	29,712
Foot Locker, Inc.(a)	3,800	39,786
Frontier Communications Corp.	15,700	112,098
Gannett Co., Inc.	3,300	11,781
Gap, Inc. (The)	7,100	116,440
General Dynamics Corp.	3,100	171,709
General Electric Co.	7,300	85,556
Goldman Sachs Commodity Strategy Fund, ETF	944,307	5,543,084
Goldman Sachs Group, Inc. (The)	1,500	221,160
Goldman Sachs High Yield Fund, ETF	2,897,748	17,444,445
Graco, Inc.	5,000	110,100
Green Bankshares, Inc.(a)	2,220	9,946
Harris Corp.	3,900	110,604
Harsco Corp.	1,100	31,130
Harte-Hanks, Inc.	7,800	72,150
HCP, Inc.(a)	3,800	80,522
Health Care REIT, Inc.	1,800	61,380
Heartland Payment Systems, Inc.	5,400	51,678
Heico Corp.	1,300	47,138
Henry Schein, Inc.*	1,700	81,515
Hercules Technology Growth Capital, Inc.	4,540	37,954
Hershey Co. (The)	4,000	144,000
Highbridge Statistical Market Neutral Fund (Class A Stock), ETF	138,371	2,233,311
Hittite Microwave Corp.*	2,500	86,875
Honeywell International, Inc.	5,500	172,700
Hormel Foods Corp.	3,000	103,620
Hubbell, Inc. (Class B Stock)	8,700	278,922
Huntsman Corp.	12,600	63,378
IDEXX Laboratories, Inc.*	3,300	152,460
Illinois Tool Works, Inc.	4,200	156,828
Ingles Markets, Inc. (Class A Stock)	1,900	28,956
Ingram Micro, Inc. (Class A Stock)*	7,100	124,250
Innophos Holdings, Inc.	2,800	47,292
International Business Machines Corp.	2,100	219,282
Intuit, Inc.*(a)	4,800	135,168
Iowa Telecommunications Services, Inc.	3,800	47,538
iShares Dow Jones US Real Estate Index Fund, ETF(a)	65,001	2,102,132
iShares S&P World Ex-US Property Index Fund, ETF	19,898	519,338
ITT Corp.	2,200	97,900
J.B. Hunt Transport Services, Inc.(a)	4,900	149,597

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
United States (cont’d.)
Jack Henry & Associates, Inc.	2,200	$45,650
Jacobs Engineering Group, Inc.*	2,900	122,061
Johnson & Johnson	9,300	528,240
Joy Global, Inc.	2,300	82,156
JPMorgan Chase & Co.	3,100	105,741
Kellogg Co.	4,100	190,937
Kimberly-Clark Corp.	2,398	125,727
Kinder Morgan Energy Partners LP(a)	4,600	235,152
Kirby Corp.*	2,300	73,117
Knoll, Inc.	3,200	24,256
Kroger Co. (The)	13,500	297,675
L-3 Communications Holdings, Inc.	1,200	83,256
Laboratory Corp. of America Holdings*(a)	2,500	169,475
Landstar System, Inc.	300	10,773
Limited Brands, Inc.(a)	6,400	76,608
Lincare Holdings, Inc.*(a)	5,400	127,008
Lockheed Martin Corp.	2,400	193,560
Lorillard, Inc.	3,353	227,233
M&T Bank Corp.(a)	2,700	137,511
Magellan Midstream Holdings LP	4,000	83,920
Marathon Oil Corp.	4,900	147,637
McCormick & Co., Inc.	2,400	78,072
McDonald’s Corp.	2,200	126,478
McGraw-Hill Cos., Inc. (The)	5,200	156,572
MDU Resources Group, Inc.	2,300	43,631
Medtronic, Inc.	2,900	101,181
Merck & Co., Inc.(a)	11,200	313,152
Meredith Corp.(a)	2,400	61,320
Methode Electronics, Inc.	3,500	24,570
MetLife, Inc.	3,200	96,032
Mettler-Toledo International, Inc.*	800	61,720
Microsoft Corp.	9,700	230,569
Monsanto Co.	800	59,472
Morgan Stanley	5,700	162,507
Mosaic Co. (The)	2,000	88,600
MSC Industrial Direct Co., Inc. (Class A Stock)	3,000	106,440
Mueller Industries, Inc.	5,100	106,080
Murphy Oil Corp.	8,300	450,856
National Retail Properties, Inc.(a)	6,600	114,510
Nationwide Health Properties, Inc.(a)	3,300	84,942
Natural Resource Partners LP	3,400	71,570
NCR Corp.*	5,300	62,699
NIKE, Inc. (Class B Stock)	3,100	160,518
Norfolk Southern Corp.(a)	3,400	128,078
North European Oil Royalty Trust	2,100	67,410
NorthStar Realty Finance Corp.	22,800	64,524
NorthWestern Corp.(a)	1,300	29,588
NTELOS Holdings Corp.	3,400	62,628
Occidental Petroleum Corp.	3,300	217,173
Old Republic International Corp.	7,200	70,920
Omnicom Group, Inc.	3,900	123,162
One Liberty Properties, Inc.	4,603	26,467
ONEOK Partners LP	3,900	178,581
Oracle Corp.	10,500	224,910
Packaging Corp. of America	4,600	74,520
Parker Hannifin Corp.	4,200	180,432
Patterson-UTI Energy, Inc.	4,875	62,693
Paychex, Inc.(a)	8,200	206,640
PC Connection, Inc.*	1,500	7,875
Penn Virginia GP Holdings LP	2,200	27,852
PepsiCo, Inc.	2,500	137,400
Pfizer, Inc.	15,300	229,500
PG&E Corp.	6,700	257,548
Pharmaceutical Product Development, Inc.	10,600	246,132
PIMCO Commodity RealReturn Strategy Fund, ETF	2,008,754	14,342,504
PIMCO Developing Local Markets Fund, ETF	938,800	8,712,067
PIMCO Emerging Markets Bond Fund, ETF	1,391,779	13,040,971
Pinnacle West Capital Corp.	3,600	108,540
Pitney Bowes, Inc.	3,100	67,983
Plains All American Pipeline LP	5,200	221,260
Polaris Industries, Inc.	1,300	41,756
Polo Ralph Lauren Corp.	5,600	299,824
PowerShares Listed Private Equity Portfolio, ETF	69,728	511,106
Praxair, Inc.(a)	3,400	241,638
Precision Castparts Corp.	2,100	153,363
Procter & Gamble Co.	3,400	173,740
Public Storage, Inc.	2,000	130,960
QUALCOMM, Inc.	5,000	226,000
Quest Diagnostics, Inc.	4,400	248,292
Questar Corp.	7,986	248,045
Qwest Communications International, Inc.(a)	64,200	266,430
Realty Income Corp.	3,900	85,488
Regions Financial Corp.(a)	13,300	53,732
Reliance Steel & Aluminum Co.	4,000	153,560
Reynolds American, Inc.	2,100	81,102
Robert Half International, Inc.	6,000	141,720
Rockwell Collins, Inc.	5,600	233,688
Rollins, Inc.	6,000	103,860
Roper Industries, Inc.(a)	1,600	72,496
Ross Stores, Inc.(a)	3,200	123,520
RR Donnelley & Sons Co.(a)	3,800	44,156
Ruddick Corp.	10,800	253,044
Safety Insurance Group, Inc.	1,300	39,728
Safeway, Inc.	13,800	281,106
SAIC, Inc.*(a)	6,700	124,285
ScanSource, Inc.*	1,400	34,328
SEI Investments Co.	12,000	216,480
Senior Housing Properties Trust	7,400	120,768
Service Corp. International	6,900	37,812
Sherwin-Williams Co. (The)	1,600	86,000
Sigma-Aldrich Corp.	3,800	188,328
Silgan Holdings, Inc.	2,200	107,866
SL Green Realty Corp.(a)	3,000	68,820
Spartan Stores, Inc.	3,000	37,230
St. Jude Medical, Inc.*	4,700	193,170
StanCorp Financial Group, Inc.	4,100	117,588
Stanley Works (The)(a)	4,700	159,048

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

			Shares	Value (Note 2)
COMMON STOCKS (Continued)
United States (cont’d.)
State Street Corp.			3,900	$184,080
Stryker Corp.(a)			5,700	226,518
Suburban Propane Partners LP			2,600	109,642
Sunoco Logistics Partners LP			4,400	238,568
Sunoco, Inc.			6,400	148,480
SunTrust Banks, Inc.			7,800	128,310
SUPERVALU, Inc.			1,700	22,015
Synthes, Inc.			1,631	157,709
SYSCO Corp.			22,800	512,544
T. Rowe Price Group, Inc.			5,500	229,185
TC Pipelines LP			3,200	111,328
Tech Data Corp.*			4,300	140,653
Techne Corp.			3,100	197,811
Teppco Partners LP(a)			3,600	107,496
Terra Industries, Inc.			1,100	26,642
Terra Nitrogen Co. LP			904	91,105
Tidewater, Inc.			5,800	248,646
Tim Hortons, Inc.			2,400	58,896
Time Warner, Inc.			2,200	55,418
Timken Co.			4,000	68,320
TJX Cos., Inc.			7,200	226,512
Tower Group, Inc.			3,400	84,252
Tractor Supply Co.*			1,300	53,716
Travelers Cos., Inc. (The)			1,700	69,768
UGI Corp.			7,063	180,036
UMB Financial Corp.			2,600	98,826
Umpqua Holdings Corp.			3,600	27,936
United Community Financial Corp.*			154	168
United Online, Inc.			4,600	29,946
United Parcel Service, Inc. (Class B Stock)			4,800	239,952
United States Steel Corp.			4,600	164,404
United Technologies Corp.			2,700	140,292
Unum Group			8,300	131,638
Varian Medical Systems, Inc.*			3,000	105,420
VCA Antech, Inc.*(a)			3,200	85,440
Vectren Corp.			6,900	161,667
Verizon Communications, Inc.			8,400	258,132
VMware, Inc. (Class A Stock)*			1,900	51,813
Vornado Realty Trust(a)			1,718	77,362
W.W. Grainger, Inc.			2,100	171,948
Waddell & Reed Financial, Inc. (Class A Stock)(a)			2,100	55,377
Wal-Mart Stores, Inc.			5,000	242,200
Walgreen Co.(a)			8,200	241,080
Waters Corp.*(a)			2,400	123,528
Watson Wyatt Worldwide, Inc. (Class A Stock)			3,000	112,590
Western Union Co. (The)			2,800	45,920
Whirlpool Corp.(a)			2,000	85,120
Wiley, (John) & Sons, Inc. (Class A Stock)			3,500	116,375
Windstream Corp.			13,500	112,860
WMS Industries, Inc.*(a)			1,400	44,114
Wolverine World Wide, Inc.			900	19,854
World Wrestling Entertainment, Inc. (Class A Stock)			7,200	90,432
Wyeth			2,900	131,631
Xcel Energy, Inc.			11,900	219,079
Xerox Corp.			17,200	111,456
Yum! Brands, Inc.			6,500	216,710
Zenith National Insurance Corp.			2,500	54,350

				103,040,580

TOTAL COMMON STOCKS (cost $189,997,648)				186,810,786

			Units
RIGHTS*
Australia
ING Office Fund, expiring 07/10/09			33,933	273

Belgium
Fortis, expiring 03/09/14			7,724	—

Brazil
Companhia de Transmissao de Energia Eletrica Paulista, expiring 07/17/09			23	12

TOTAL RIGHTS (cost $0)				285

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 23.1%
Austria — 0.9%
Oesterreichische Kontrollbank AG,
Gtd. Notes
2.875%	03/15/11	Aaa	$2,600	2,656,347

Canada — 0.5%
Encana Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/19	Baa2	190	203,681
Rogers Communications, Inc.,
Gtd. Notes
6.80%	08/15/18	Baa2	560	599,760
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
7.75%	06/01/19	Baa2	500	553,897

				1,357,338

Denmark — 0.6%
Danske Bank AS,
Gov’t. Liquid Gtd. Notes, 144A
2.50%	05/10/12	Aaa	1,605	1,610,297

Finland — 0.2%
Nokia Oyj,
Sr. Unsec’d. Notes
6.625%	05/15/39	A1	500	527,965

France — 0.4%
France Telecom SA,
Sr. Unsec’d. Notes
4.375%	07/08/14	A3	1,090	1,098,479

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Germany — 0.5%
Kreditanstalt Fuer Wiederaufbau,
Gtd. Notes, MTN
4.75%	05/15/12		Aaa	$1,400	$1,501,480

Luxembourg — 0.5%
Telecom Italia Capital SA,
Gtd. Notes
6.175%	06/18/14		Baa2	425	429,792
7.721%	06/04/38		Baa2	1,125	1,145,637

					1,575,429

Netherlands — 0.4%
Rabobank Nederland NV,
Sr. Unsec’d. Notes, 144A
4.20%	05/13/14		Aaa	900	897,692
Sub. Notes, 144A
11.00%(c)	12/29/49		Aa2	280	311,500

					1,209,192

Spain — 0.5%
Telefonicaemisiones,
Gtd. Notes
4.949%	01/15/15		Baa1	1,450	1,482,944

Sweden — 0.7%
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes, 144A
4.875%	06/10/14		Aa1	1,085	1,074,067
Swedbank AB,
Gov’t. Liquid Gtd. Notes
2.90%	01/14/13		Aaa	845	846,234

					1,920,301

Switzerland
Credit Suisse,
Sr. Unsec’d. Notes(a)
5.50%	05/01/14		Aa1	125	129,868

United Kingdom — 1.7%
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.75%	05/22/19		Aa3	1,165	1,155,415
Sub. Notes, 144A
6.05%	12/04/17		Baa1	210	182,105
BAT International Finance PLC,
Gtd. Notes, 144A
9.50%	11/15/18		Baa1	570	669,944
HSBC Holdings PLC,
Sub. Notes
6.80%	06/01/38		A1	1,400	1,406,948
Royal Bank of Scotland Group PLC (The),
Gov’t. Liquid Gtd. Notes, 144A
2.625%	05/11/12		Aaa	1,130	1,138,119
Vodafone Group PLC,
Sr. Unsec’d. Notes
5.45%	06/10/19		Baa1	500	491,676

					5,044,207

United States — 16.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/37		A3	250	266,136
6.40%	02/01/39		A3	440	468,009
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.75%	06/15/14		Baa3	365	371,090
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes, 144A
5.375%	11/15/14		Baa2	420	423,746
8.20%	01/15/39		Baa2	555	618,088
Asian Development Bank,
Sr. Unsub. Notes, MTN, SNAT
4.125%	09/15/10		Aaa	2,800	2,889,102
AT&T, Inc.,
Sr. Unsec’d. Notes
5.80%	02/15/19		A2	590	599,031
6.55%	02/15/39	(a)	A2	1,390	1,387,529
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.50%	03/15/19		Baa2	115	134,302
Bank of America Corp.,
Sr. Notes
7.625%	06/01/19		A2	645	647,877
Sr. Unsec’d. Notes(a)
7.375%	05/15/14		A2	500	516,508
Bank of America NA,
Sub. Notes
6.10%	06/15/17		A1	1,800	1,586,072
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
4.30%	05/15/14		Aa2	415	421,691
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.50%	06/15/19		Baa2	160	167,304
Capital One Bank USA NA,
Sub. Notes
8.80%	07/15/19		A3	1,255	1,282,138
Chubb Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/38		A2	725	785,954
Citigroup, Inc.,
Sr. Notes
8.50%	05/22/19		A3	1,185	1,205,428
Comcast Corp.,
Gtd. Notes
6.40%	05/15/38		Baa1	1,070	1,047,436
Consumers Energy Co.,
First Mortgage
6.70%	09/15/19		Baa1	290	315,640
Cox Communications, Inc.,
Sr. Unsec’d. Notes
5.45%	12/15/14		Baa3	330	327,587
CVS Caremark Corp.,
Notes
6.60%	03/15/19		Baa2	675	721,240
Sr. Unsec’d. Notes
5.75%	06/01/17		Baa2	285	286,473

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
United States (cont’d.)
Dell, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/19		A2	$430	$438,904
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.95%	11/15/37		A1	600	629,287
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
7.50%	07/01/38		Baa3	445	467,311
9.00%	04/15/19		Baa3	95	108,485
EQT Corp.,
Sr. Unsec’d. Notes
8.125%	06/01/19		Baa1	430	460,258
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		Aa2	735	581,669
General Mills, Inc.,
Sr. Unsec’d. Notes
5.65%	02/15/19		Baa1	285	297,872
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
7.50%	02/15/19		A1	1,800	1,927,390
Inter-American Development Bank,
Sr. Unsec’d. Notes, SNAT
4.75%	10/19/12		Aaa	1,700	1,826,810
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, MTN, SNAT
5.50%	11/25/13		Aaa	1,400	1,539,327
JPMorgan Chase Bank NA,
Sub. Notes
6.00%	10/01/17		Aa2	2,785	2,710,746
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
7.50%	11/01/18		A2	395	475,333
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.50%	11/01/31		Baa2	810	804,247
Kroger Co. (The),
Gtd. Notes
5.00%	04/15/13		Baa2	800	818,396
Lorillard Tobacco Co.,
Sr. Unsec’d. Notes
8.125%	06/23/19		Baa2	220	227,648
Marathon Oil Corp.,
Sr. Unsec’d. Notes
7.50%	02/15/19		Baa1	140	152,803
McKesson Corp.,
Sr. Unsec’d. Notes
7.50%	02/15/19		Baa3	360	405,414
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	500	520,099
Morgan Stanley,
FDIC Gtd. Notes(a)
3.25%	12/01/11		Aaa	1,445	1,499,020
Sr. Unsec’d. Notes
6.00%	05/13/14		A2	775	784,663
7.30%	05/13/19	(a)	A2	580	601,431
News America, Inc.,
Gtd. Notes
6.65%	11/15/37		Baa1	870	782,579
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/14		Baa2	475	493,768
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.90%	06/15/19		Baa1	175	181,363
ONEOK Partners LP,
Gtd. Notes
8.625%	03/01/19		Baa2	240	268,413
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18		Baa1	375	345,000
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.20%	03/15/39		Aa2	860	1,021,173
Plains All American Pipeline LP,
Gtd. Notes
8.75%	05/01/19		Baa3	160	181,560
PNC Bank NA,
Sub. Notes
6.875%	04/01/18		A2	620	612,920
Procter & Gamble Co.,
Sr. Unsec’d. Notes(a)
4.60%	01/15/14		Aa3	210	220,853
Safeway, Inc.,
Sr. Unsec’d. Notes
6.25%	03/15/14		Baa2	415	445,355
Time Warner Cable, Inc.,
Gtd. Notes
5.85%	05/01/17		Baa2	1,100	1,098,461
US Bancorp,
Sr. Notes
4.20%	05/15/14		Aa3	575	581,498
US Bank NA,
Sub. Notes
4.95%	10/30/14		Aa2	730	753,345
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
8.75%	11/01/18		A3	1,425	1,687,883
Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes, 144A
8.50%	11/15/18		A2	450	537,792
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
5.00%	06/30/19		Baa1	120	121,022
8.875%	11/15/38		Baa1	395	529,397
Wachovia Bank NA,
Sub. Notes
7.80%	08/18/10		Aa3	1,850	1,925,332
XTO Energy, Inc.,
Sr. Unsec’d. Notes
6.50%	12/15/18		Baa2	515	552,513
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37		Baa3	895	902,159

					46,987,880

TOTAL CORPORATE BONDS (cost $65,168,810)					67,101,727

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bonds
3.50%	02/15/39	$915	$791,191
U.S. Treasury Notes
2.625%	06/30/14	15	15,047
3.125%	05/15/19	680	657,689
3.375%	10/15/09	1,600	1,614,312
4.625%	07/31/09	1,700	1,706,110
4.875%	04/30/11	3,305	3,533,250

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,322,342)			8,317,599

TOTAL LONG-TERM INVESTMENTS (cost $263,488,800)			262,230,397

	Shares
SHORT-TERM INVESTMENT — 16.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $49,184,343; includes $13,637,260 of cash collateral for securities on loan)(b)(w) (Note 4)	49,184,343	49,184,343

TOTAL INVESTMENTS(o) — 107.2% (cost $312,673,143)		311,414,740
Liabilities in excess of other assets(x) — (7.2)%		(21,049,534)

NET ASSETS — 100.0%		$290,365,206

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CHIX	European Equity Exchange
ETF	Exchange Traded Funds
FDIC	Federal Deposit Insurance Corp.
GDR	Global Depositary Receipt
ISE	International Securities Exchange
MTN	Medium Term Note
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SNAT	Supra National Bank
XLON	London Stock Exchange
XNYS	New York Stock Exchange
XTSE	Toronto Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $13,078,145; cash collateral of $13,637,260 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Indicates a variable rate security.
(o)	As of June 30, 2009, 615 securities representing $69,120,678 and 23.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures and forward foreign currency exchange contracts as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
38	10 Year Euro-Bund	Sep 09	$6,353,325	$6,454,611	$101,286
66	FTSE 100 Index	Sep 09	4,723,361	4,580,031	(143,330)
25	Hang Seng Index	Sep 09	2,979,997	2,970,949	(9,048)
251	S&P 500 E-mini	Sep 09	11,782,947	11,489,525	(293,422)

					(344,514)

Short Positions:
33	2 Year U.S. Treasury Notes	Sep 09	7,141,253	7,135,219	6,034
262	5 Year U.S. Treasury Notes	Sep 09	30,145,143	30,056,313	88,830
85	10 Year U.S. Treasury Notes	Sep 09	9,932,519	9,882,578	49,941
161	20 Year U.S. Treasury Bonds	Sep 09	18,801,211	19,055,860	(254,649)
125	DJ EURO STOXX 50	Sep 09	4,257,705	4,205,070	52,635

					(57,209)

					$(401,723	)(1)

(1)	Cash of $3,186,558 has been segregated to cover requirements for open futures contracts at June 30, 2009.

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/06/09	JPMorgan Chase Bank	AUD	169	$137,187	$135,922	$(1,265)
Expiring 07/06/09	JPMorgan Chase Bank	AUD	117	94,975	94,099	(876)
Expiring 07/06/09	JPMorgan Chase Bank	AUD	4	3,660	3,626	(34)
Expiring 09/17/09	Citigroup	AUD	5,375	4,244,015	4,305,740	61,725
British Pound,
Expiring 07/06/09	JPMorgan Chase Bank	GBP	42	69,111	69,065	(46)
Expiring 07/16/09	Citigroup	GBP	7,437	10,947,411	12,235,879	1,288,468
Expiring 07/16/09	JPMorgan Chase Bank	GBP	1,801	2,723,399	2,962,557	239,158
Expiring 07/16/09	State Street Bank and Trust Co.	GBP	2,383	3,465,068	3,920,933	455,865
Canadian Dollar,
Expiring 07/06/09	JPMorgan Chase Bank	CAD	43	36,984	36,674	(310)
Expiring 07/06/09	JPMorgan Chase Bank	CAD	29	24,960	24,751	(209)
Euro,
Expiring 07/06/09	JPMorgan Chase Bank	EUR	102	142,809	142,915	106
Hong Kong Dollar,
Expiring 07/06/09	ITG Hong Kong Ltd.	HKD	960	123,888	123,887	(1)
Expiring 07/06/09	JPMorgan Chase Bank	HKD	344	44,374	44,374	—
Japanese Yen,
Expiring 07/06/09	Hong Kong and
	Shanghai Bank Corp., Ltd.	JPY	2,556	26,746	26,536	(210)
Norwegian Krone,
Expiring 09/17/09	Citigroup	NOK	70,012	10,831,066	10,866,010	34,944

				$32,915,653	$34,992,968	$2,077,315

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 07/16/09	Barclays Bank PLC
	Wholesale EBT	GBP	2,484	$4,024,977	$4,086,477	$(61,500)
Expiring 07/16/09	Citigroup	GBP	638	1,053,504	1,049,215	4,289
Expiring 07/16/09	JPMorgan Chase Bank	GBP	636	1,039,682	1,045,861	(6,179)
Expiring 07/16/09	Royal Bank of Scotland PLC	GBP	4,456	7,310,456	7,330,078	(19,622)
Euro,
Expiring 07/16/09	Citigroup	EUR	5,559	7,378,259	7,799,225	(420,966)
Expiring 07/16/09	Citigroup	EUR	1,805	2,489,865	2,532,010	(42,145)
Expiring 07/16/09	Citigroup	EUR	1,704	2,387,115	2,390,998	(3,883)
Expiring 07/16/09	Citigroup	EUR	1,403	1,973,279	1,967,743	5,536
Expiring 07/16/09	State Street Bank and Trust Co.	EUR	6,647	9,014,432	9,325,042	(310,610)
Expiring 07/16/09	State Street Bank and Trust Co.	EUR	3,255	4,606,123	4,566,633	39,490
Japanese Yen,
Expiring 07/06/09	JPMorgan Chase Bank	JPY	9,009	94,255	93,516	739
Expiring 08/13/09	State Street Bank and Trust Co.	JPY	1,401,306	14,384,176	14,553,689	(169,513)

				$55,756,123	$56,740,487	$(984,364)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$117,690,381	$69,120,405	$—
Rights	12	—	273
Corporate Bonds	—	67,101,727	—
U.S. Treasury Obligations	—	8,317,599	—
Affiliated Money Market Mutual Fund	49,184,343	—	—

	$166,874,736	$144,539,731	$273
Other Financial Instruments*	(401,723)	1,092,951	—

Total	$166,473,013	$145,632,682	$273

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Rights
Balance as of 12/31/08	$119,724	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(15,596)	273
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(104,128)	—

Balance as of 6/30/09	$—	$273

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Exchange Traded Funds	22.6%
Affiliated Money Market Mutual Fund (4.7% represents investments purchased with collateral from securities on loan)	16.9
Banks	7.4
Telecommunications	6.6
Financial Services	5.0
Foods	2.9
Oil, Gas & Consumable Fuels	2.9
U.S. Treasury Obligations	2.9
Pharmaceuticals	2.8
Insurance	2.6
Oil & Gas	2.5
Retail & Merchandising	2.3
Financial – Bank & Trust	2.0
Diversified Financial Services	1.3
Utilities	1.3
Electric	1.2
Commercial Banks	1.2
Chemicals	1.2
Transportation	1.2
Media	1.2
Metals & Mining	1.1
Electronic Components & Equipment	1.0
Diversified Telecommunication Services	1.0
Medical Supplies & Equipment	1.0
Beverages	0.8
Computer Services & Software	0.8
Healthcare Services	0.8
Commercial Services	0.7
Real Estate Investment Trusts	0.6
Entertainment & Leisure	0.6
Software	0.5
Aerospace & Defense	0.5
Healthcare Products & Services	0.4
Household Products	0.4
Building Materials & Construction	0.4
Consumer Products & Services	0.4
Tobacco	0.4
Distribution/Wholesale	0.4
Construction & Engineering	0.3
Agriculture	0.3
Diversified Operations	0.3
Biotechnology	0.3
Healthcare Equipment & Supplies	0.3
Semiconductors	0.2
Automotive Parts	0.2
Office Equipment & Supplies	0.2
Industrial Products	0.2
Industrial Conglomerates	0.2
Manufacturing	0.2
Iron/Steel	0.2
Business Services	0.2
Internet Services	0.2
Hand/Machine Tools	0.2
Automobile Manufacturers	0.2
Diversified Metals	0.2
Clothing & Apparel	0.2
Multi-Utilities	0.2
Restaurants	0.2
Holding Companies	0.2
Textiles, Apparel & Luxury Goods	0.2
Coal	0.2
Machinery & Equipment	0.1
Financial – Brokerage	0.1
Apparel & Textile	0.1
Pipelines	0.1
Steel Producers/Products	0.1
Electronic Equipment & Instruments	0.1
Advertising	0.1
Consumer Finance	0.1
Gas Utilities	0.1
Diversified	0.1
Cable Television	0.1
Miscellaneous Manufacturing	0.1
Lumber & Wood Products	0.1
Shopping Centers	0.1
Energy Equipment & Services	0.1
Marine	0.1
Cosmetics & Toiletries	0.1
Independent Power Producers & Energy Traders	0.1
Furniture	0.1
Household Durables	0.1
Healthcare Providers & Services	0.1
Office Property	0.1
Multimedia	0.1

107.2
Liabilities in excess of other assets	(7.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$246,091	*	Due from broker-variation margin	$254,649	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	2,130,320		Unrealized depreciation on foreign currency forward contracts	1,037,369
Equity contracts	Due from broker-variation margin	52,635	*	Due from broker-variation margin	445,800	*
Equity contracts	Unaffiliated investments	285		—	—

Total		$2,429,331			$1,737,818

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$324,721	$—	$324,721
Foreign exchange contracts	—	—	1,238,639	1,238,639
Equity contracts	(18,485)	1,023,558	—	1,005,073

Total	$(18,485)	$1,348,279	$1,238,639	$2,568,433

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$1,931,922	$—	$1,931,922
Foreign exchange contracts	—	—	103,490	103,490
Equity contracts	285	(457,289)	—	(457,004)

Total	$285	$1,474,633	$103,490	$1,578,408

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $13,078,145:
Unaffiliated investments (cost $263,488,800)	$262,230,397
Affiliated investments (cost $49,184,343)	49,184,343
Deposit with broker	3,186,558
Foreign currency, at value (cost $593,646)	593,383
Receivable for investments sold	6,394,657
Unrealized appreciation on foreign currency forward contracts	2,130,320
Receivable for fund share sold	1,398,702
Dividends and interest receivable	1,349,678
Tax reclaim receivable	87,867
Due from broker-variation margin	4,426
Prepaid expenses	1,709

Total Assets	326,562,040

LIABILITIES:
Payable for investments purchased	19,459,360
Payable to broker for collateral for securities on loan	13,637,260
Payable to custodian	1,842,505
Unrealized depreciation on foreign currency forward contracts	1,037,369
Advisory fees payable	132,879
Accrued expenses and other liabilities	77,447
Foreign capital gains tax liability accrued	5,670
Shareholder servicing fees payable	3,090
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	356

Total Liabilities	36,196,834

NET ASSETS	$290,365,206

Net assets were comprised of:
Paid-in capital	$337,370,306
Retained earnings	(47,005,100)

Net assets, June 30, 2009	$290,365,206

Net asset value and redemption price per share, $290,365,206 / 27,505,679 outstanding shares of beneficial interest	$10.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $160,177 foreign withholding tax)	$2,318,245
Unaffiliated interest income	1,190,565
Affiliated dividend income	633,555
Affiliated income from securities lending, net	40,210

4,182,575

EXPENSES
Advisory fees	1,011,580
Shareholder servicing fees and expenses	91,962
Custodian and accounting fees	130,000
Audit fee	16,000
Shareholders’ reports	11,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	5,000
Insurance expenses	2,000
Legal fees and expenses	3,000
Miscellaneous	31,152

Total expenses	1,308,694

NET INVESTMENT INCOME	2,873,881

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(13,456,736)
Futures transactions	1,348,279
Short sales transactions	(426)
Foreign currency transactions	1,248,818

(10,860,065)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $(5,670))	28,650,995
Futures	1,474,633
Foreign currencies	127,185

30,252,813

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	19,392,748

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,266,629

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,873,881	$4,503,088
Net realized loss on investment and foreign currency transactions	(10,860,065)	(37,262,835)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	30,252,813	(38,994,241)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,266,629	(71,753,988)

DISTRIBUTIONS	(4,540,663)	(21,935,223)

FUND SHARE TRANSACTIONS:
Fund share sold [14,238,750 and 12,788,204 shares, respectively]	141,214,783	152,816,911
Fund share issued in reinvestment of distributions [421,212 and 1,639,404 shares, respectively]	4,540,663	21,935,223
Fund share repurchased [3,631,657 and 11,950,248 shares, respectively]	(32,731,512)	(136,023,042)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	113,023,934	38,729,092

TOTAL INCREASE (DECREASE) IN NET ASSETS	130,749,900	(54,960,119)
NET ASSETS:
Beginning of period	159,615,306	214,575,425

End of period	$290,365,206	$159,615,306

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS

Biotechnology — 0.9%
Bio-Rad Laboratories, Inc. (Class A Stock)*	29,640	$2,237,227

Business Services — 4.3%

FTI Consulting, Inc.*(a)	102,970	5,222,638
ICON PLC, ADR (Ireland)*(a)	257,377	5,554,196

		10,776,834

Chemicals — 3.4%
Huntsman Corp.	950,855	4,782,800
Terra Industries, Inc.	159,840	3,871,325

		8,654,125

Clothing & Apparel — 2.4%
True Religion Apparel, Inc.*(a)	267,388	5,962,752

Commercial Banks — 1.0%
UMB Financial Corp.	62,980	2,393,870

Commercial Services — 7.0%
Coinstar, Inc.*(a)	89,840	2,398,728
GEO Group, Inc. (The)*	248,665	4,620,196
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	185,765	4,356,189
Sotheby’s	188,440	2,658,888
Waste Connections, Inc.*	146,658	3,799,909

		17,833,910

Commercial Services & Supplies — 0.9%
Monster Worldwide, Inc.*(a)	200,085	2,363,004

Computer Hardware — 0.9%
Netezza Corp.*(a)	282,347	2,349,127

Computer Services & Software — 9.0%
ANSYS, Inc.*	164,526	5,126,630
Compellent Technologies, Inc.*(a)	378,347	5,769,792
Informatica Corp.*(a)	160,005	2,750,486
Macrovision Solutions Corp.*(a)	249,410	5,439,632
Novell, Inc.*(a)	603,710	2,734,806
Radiant Systems, Inc.*	116,847	969,830

		22,791,176

Electronic Components — 2.4%
Universal Electronics, Inc.*	302,554	6,102,514

Electronic Components & Equipment — 7.2%
Advanced Energy Industries, Inc.*(a)	130,195	1,170,453
Coherent, Inc.*(a)	240,835	4,980,468
DTS, Inc.*(a)	185,694	5,026,736
GrafTech International Ltd.*	267,915	3,030,119
OYO Geospace Corp.*	157,315	4,036,703

		18,244,479

Entertainment & Leisure — 6.2%
Bally Technologies, Inc.*(a)	249,639	7,469,199
Penn National Gaming, Inc.*	64,155	1,867,552
Shuffle Master, Inc.*	635,220	4,198,804
WMS Industries, Inc.*(a)	71,970	2,267,775

		15,803,330

Financial Services — 5.4%
Cash America International, Inc.(a)	258,539	6,047,227
Duff & Phelps Corp. (Class A Stock)	150,636	2,678,308
First Commonwealth Financial Corp.(a)	251,226	1,592,773
Investment Technology Group, Inc.*	171,165	3,490,055

		13,808,363

Healthcare Products — 4.5%
Cutera, Inc.*	254,479	2,193,609
Thoratec Corp.*(a)	340,654	9,122,714

		11,316,323

Healthcare Providers & Services — 1.6%
Lincare Holdings, Inc.*(a)	175,375	4,124,820

Healthcare Services — 4.1%
Amedisys, Inc.*	74,120	2,447,442
Centene Corp.*	208,545	4,166,729
Genoptix, Inc.*(a)	117,705	3,765,383

		10,379,554

Healthcare Techology — 2.2%
Eclipsys Corp.*(a)	309,057	5,495,034

Internet Services — 1.8%
TIBCO Software, Inc.*(a)	646,063	4,632,272

Internet Software & Services — 1.3%
NetFlix, Inc.*(a)	81,075	3,351,641

Machinery & Equipment — 1.0%
Regal-Beloit Corp.	62,710	2,490,841

Manufacturing — 0.9%
Hexcel Corp.*	245,699	2,341,512

Medical Supplies & Equipment — 5.7%
American Medical Systems Holdings, Inc.*(a)	516,623	8,162,643
Quality Systems, Inc.(a)	86,735	4,940,426
Vital Images, Inc.*	124,840	1,416,934

		14,520,003

Metals & Mining — 1.7%
Northwest Pipe Co.*(a)	126,716	4,404,648

Oil & Gas — 2.0%
Lufkin Industries, Inc.	121,192	5,096,124

Pharmaceuticals — 5.3%
BioMarin Pharmaceutical, Inc.*(a)	243,420	3,799,786
Cubist Pharmaceuticals, Inc.*(a)	107,075	1,962,685
Herbalife Ltd.	100,150	3,158,731
Onyx Pharmaceuticals, Inc.*	72,135	2,038,535
Perrigo Co.	86,515	2,403,387

		13,363,124

Real Estate Investment Trust — 0.8%
Redwood Trust, Inc.	136,532	2,015,212

Restaurants — 2.0%
BJ’s Restaurants, Inc.*(a)	307,070	5,180,271

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)

Retail & Merchandising — 2.1%
Genesco, Inc.*(a)	283,674	$5,324,561

Semiconductors — 3.3%
FormFactor, Inc.*	36,720	634,522
ON Semiconductor Corp.*(a)	761,615	5,224,679
Teradyne, Inc.*	365,510	2,507,398

		8,366,599

Semiconductors & Semiconductor Equipment — 2.0%
Varian Semiconductor Equipment Associates, Inc.*(a)	212,055	5,087,199

Software — 2.3%
MedAssets, Inc.*	178,279	3,467,526
Omniture, Inc.*	193,730	2,433,249

		5,900,775

Telecommunications — 2.2%
EMS Technologies, Inc.*	265,202	5,542,722
LogMeIn, Inc.*	1,690	27,040

		5,569,762

Transportation — 1.8%
Landstar System, Inc.	126,165	4,530,585

TOTAL LONG-TERM INVESTMENTS (cost $242,276,515)		252,811,571

SHORT-TERM INVESTMENT — 31.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $80,834,561; includes $76,947,078 of cash collateral for securities on loan)(b)(w) (Note 4)	80,834,561	80,834,561

TOTAL INVESTMENTS — 131.4% (cost $323,111,076)		333,646,132
Liabilities in excess of other assets — (31.4)%		(79,678,050)

NET ASSETS — 100.0%		$253,968,082

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $74,130,684; cash collateral of $76,947,078 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$252,811,571	$—	$—
Affiliated Money Market Mutual Fund	80,834,561	—	—

	$333,646,132	$—	$—
Other Financial Instruments*	—	—	—

Total	$333,646,132	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (30.3% represents investments purchased with collateral from securities on loan)	31.8%
Computer Services & Software	9.0
Electronic Components & Equipment	7.2
Commercial Services	7.0
Entertainment & Leisure	6.2
Medical Supplies & Equipment	5.7
Financial Services	5.4
Pharmaceuticals	5.3
Healthcare Products	4.5
Business Services	4.3
Healthcare Services	4.1
Chemicals	3.4
Semiconductors	3.3
Electronic Components	2.4
Clothing & Apparel	2.4
Software	2.3
Telecommunications	2.2
Healthcare Technology	2.2
Retail & Merchandising	2.1
Restaurants	2.0
Oil & Gas	2.0
Semiconductors & Semiconductor Equipment	2.0
Internet Services	1.8
Transportation	1.8
Metals & Mining	1.7
Healthcare Providers & Services	1.6
Internet Software & Services	1.3
Machinery & Equipment	1.0
Commercial Banks	1.0
Commercial Services & Supplies	0.9
Computer Hardware	0.9
Manufacturing	0.9
Biotechnology	0.9
Real Estate Investment Trust	0.8

131.4
Liabilities in excess of other assets	(31.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $74,130,684:
Unaffiliated investments (cost $242,276,515)	$252,811,571
Affiliated investments (cost $80,834,561)	80,834,561
Cash	1,153,347
Receivable for fund share sold	490,996
Dividends receivable	113,589
Prepaid expenses	1,514

Total Assets	335,405,578

LIABILITIES:
Payable to broker for collateral for securities on loan	76,947,078
Payable for investments purchased	4,171,736
Payable for fund share repurchased	157,465
Advisory fees payable	100,920
Accrued expenses and other liabilities	54,989
Shareholder servicing fees payable	2,735
Deferred trustees’ fees	1,675
Affiliated transfer agent fee payable	898

Total Liabilities	81,437,496

NET ASSETS	$253,968,082

Net assets were comprised of:
Paid-in capital	$437,391,530
Retained earnings	(183,423,448)

Net assets, June 30, 2009	$253,968,082

Net asset value and redemption price per share, $253,968,082 / 21,023,708 outstanding shares of beneficial interest	$12.08

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $2,737 foreign withholding tax)	$583,388
Affiliated income from securities lending, net	377,912
Affiliated dividend income	20,115

981,415

EXPENSES
Advisory fees	920,755
Shareholder servicing fees and expenses	102,306
Custodian and accounting fees	46,000
Shareholders’ reports	13,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Loan interest expense (Note 7)	870
Miscellaneous	6,041

Total expenses	1,116,972

NET INVESTMENT LOSS	(135,557)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(23,757,087)
Net change in unrealized appreciation (depreciation) on investments	38,908,237

NET GAIN ON INVESTMENTS	15,151,150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,015,593

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(135,557)	$125,837
Net realized loss on investment transactions	(23,757,087)	(18,899,944)
Net change in unrealized appreciation (depreciation) on investments	38,908,237	(64,149,477)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,015,593	(82,923,584)

DISTRIBUTIONS	(126,476)	—

FUND SHARE TRANSACTIONS:
Fund share sold [4,855,699 and 10,080,005 shares, respectively]	53,117,441	125,735,876
Fund share issued in reinvestment of distributions [10,418 and 0 shares, respectively]	126,476	—
Net asset value of shares issued in merger [0 and 5,834,818 shares, respectively] (Note 10)	—	96,569,827
Fund share repurchased [3,420,176 and 5,782,251 shares, respectively]	(33,526,663)	(82,790,736)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	19,717,254	139,514,967

TOTAL INCREASE IN NET ASSETS	34,606,371	56,591,383
NET ASSETS:
Beginning of period	219,361,711	162,770,328

End of period	$253,968,082	$219,361,711

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 96.6%
Aerospace — 1.2%
BE Aerospace, Inc.*	141,638	$2,033,922
Curtiss-Wright Corp. (Class B Stock)	23,000	683,790
Esterline Technologies Corp.*	21,000	568,470
Moog, Inc. (Class A Stock)*	10,850	280,038
Triumph Group, Inc.	49,873	1,994,920

		5,561,140

Aerospace & Defense — 0.7%
Ducommun, Inc.	18,700	351,373
Orbital Sciences Corp.*(a)	59,290	899,429
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	23,680	325,363
Teledyne Technologies, Inc.*(a)	49,085	1,607,534

		3,183,699

Airlines — 0.4%
AirTran Holdings, Inc.*	27,400	169,606
Alaska Air Group, Inc.*	11,500	209,990
JetBlue Airways Corp.*(a)	30,100	128,527
Republic Airways Holdings, Inc.*	88,200	575,946
SkyWest, Inc.	62,300	635,460

		1,719,529

Apparel & Textile — 0.1%
Maidenform Brands, Inc.*	35,200	403,744

Automotive Components — 0.2%
WABCO Holdings, Inc.	44,250	783,225

Automotive Parts — 1.9%
Asbury Automotive Group, Inc.	30,800	315,392
ATC Technology Corp.*	144,040	2,088,580
Commercial Vehicle Group, Inc.*	10,500	15,120
Cooper Tire & Rubber Co.	268,857	2,667,061
Group 1 Automotive, Inc.	22,300	580,246
Lear Corp.*(a)	94,800	47,400
Regal-Beloit Corp.	66,630	2,646,544
Sonic Automotive, Inc. (Class A Stock)(a)	40,600	412,496
Spartan Motors, Inc.	14,400	163,152

		8,935,991

Banks — 0.3%
Guaranty Bancorp*	27,100	51,761
TCF Financial Corp.(a)	115,604	1,545,625

		1,597,386

Beverages — 0.2%
Boston Beer Co., Inc. (Class A Stock)*	28,513	843,700

Biotechnology — 0.3%
Alexion Pharmaceuticals, Inc.*(a)	10,200	419,424
Celera Corp.*	11,500	87,745
Emergent Biosolutions, Inc.*	19,300	276,569
InterMune, Inc.*	3,200	48,640
Maxygen, Inc.*	19,100	128,352
Medivation, Inc.*	4,900	109,809
United Therapeutics Corp.*(a)	2,800	233,324

		1,303,863

Broadcasting — 0.2%
Belo Corp. (Class A Stock)	228,488	408,993
DG FastChannel, Inc.*(a)	15,200	278,160
Journal Communications, Inc. (Class A Stock)	58,400	61,320
Lin TV Corp. (Class A Stock)*	57,200	96,096
Sinclair Broadcast Group, Inc. (Class A Stock)	121,100	234,934

		1,079,503

Building Materials — 0.3%
ABM Industries, Inc.	12,300	222,261
Ameron International Corp.	8,600	576,544
Apogee Enterprises, Inc.	19,800	243,540
NCI Building Systems, Inc.*	25,700	67,848
Nordic American Tanker Shipping (Bermuda)	8,500	270,470
Trex Co., Inc.*	4,000	53,480
US Concrete, Inc.*	23,200	45,936

		1,480,079

Building Products — 0.5%
Gibraltar Industries, Inc.	173,875	1,194,521
Simpson Manufacturing Co., Inc.	50,183	1,084,957

		2,279,478

Business Services — 0.5%
Forrester Research, Inc.*	1,200	29,460
Kforce, Inc.*	25,900	214,193
MAXIMUS, Inc.	2,400	99,000
Medidata Solutions, Inc.*	6,100	99,918
School Specialty, Inc.*(a)	66,054	1,334,951
Spherion Corp.*	57,400	236,488
Viad Corp.	21,300	366,786

		2,380,796

Capital Markets — 1.0%
Affiliated Managers Group, Inc.*(a)	16,150	939,769
Cohen & Steers, Inc.(a)	79,790	1,192,860
GAMCO Investment, Inc. (Class A Stock)(a)	24,220	1,174,670
Raymond James Financial, Inc.	67,310	1,158,405
Thomas Weisel Partners Group, Inc.*	55,754	335,639

		4,801,343

Chemicals — 2.5%
Aceto Corp.	44,600	297,482
Cabot Corp.	88,747	1,116,437
Compass Minerals International, Inc.	16,600	911,506
Cytec Industries, Inc.	62,016	1,154,738
Ferro Corp.	40,530	111,457

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Fuller (H.B.) Co.(a)	48,900	$917,853
Innophos Holdings, Inc.	23,500	396,915
Innospec, Inc. (United Kingdom)	21,500	231,125
International Flavors & Fragrances, Inc.	44,416	1,453,292
Koppers Holdings, Inc.	24,870	655,822
Minerals Technologies, Inc.	8,100	291,762
NewMarket Corp.	7,300	491,509
Olin Corp.(a)	70,902	843,025
OM Group, Inc.*	46,972	1,363,127
PolyOne Corp.*	51,770	140,297
Rockwood Holdings, Inc.*(a)	23,700	346,968
Schulman, (A.), Inc.	19,300	291,623
Spartech Corp.	94,400	867,536

		11,882,474

Clothing & Apparel — 0.3%
Brown Shoe Co., Inc.	33,625	243,445
Deckers Outdoor Corp.*	5,100	358,377
Gymboree Corp.*	11,200	397,376
Quiksilver, Inc.*	12,000	22,200
Skechers USA, Inc. (Class A Stock)*	15,400	150,458
Warnaco Group, Inc. (The)*	15,400	498,960

		1,670,816

Commercial Banks — 3.1%
Cascade Financial Corp.	143,575	310,122
Central Pacific Financial Corp.	67,954	254,828
City National Corp.(a)	19,810	729,602
CoBiz Financial, Inc.(a)	129,620	830,864
Cullen/Frost Bankers, Inc.(a)	33,092	1,526,203
East West Bancorp, Inc.(a)	73,068	474,211
First Security Group, Inc.	254,605	967,499
IBERIABANK Corp.	93,045	3,666,903
KeyCorp	220,200	1,153,848
PAB Bankshares, Inc.*	19,737	50,527
SVB Financial Group*(a)	32,640	888,461
Tompkins Trustco, Inc.	13,620	653,079
Umpqua Holdings Corp.	165,977	1,287,982
Western Alliance Bancorp*(a)	108,857	744,582
Wintrust Financial Corp.(a)	88,240	1,418,899

		14,957,610

Commercial Services — 1.1%
Bridgepoint Education, Inc.*	21,500	365,500
Deluxe Corp.	110,500	1,415,505
Diebold, Inc.	67,934	1,790,740
DynCorp International, Inc. (Class A Stock)*	74,500	1,250,855
PHH Corp.*	30,000	545,400

		5,368,000

Commercial Services & Supplies — 0.3%
United Stationers, Inc.*(a)	38,220	1,333,114

Communications Equipment — 1.4%
Bel Fuse, Inc. (Class B Stock)	18,600	298,344
Black Box Corp.	104,185	3,487,072
Digi International, Inc.*	82,820	807,495
Plantronics, Inc.	111,660	2,111,490

		6,704,401

Computer Hardware — 0.1%
Imation Corp.	4,900	37,289
Insight Enterprises, Inc.*	29,400	284,004
Quantum Corp.*	172,100	142,843

		464,136

Computer Services & Software — 2.3%
Aspen Technology, Inc.*	73,600	627,808
CACI International, Inc. (Class A Stock)*(a)	35,577	1,519,494
CIBER, Inc.*	102,400	317,440
Gartner, Inc. (Class A Stock)*(a)	32,500	495,950
infoGROUP, Inc.*	8,600	49,106
JDA Software Group, Inc.*	14,900	222,904
Mantech International Corp. (Class A Stock)*	9,000	387,360
MedAssets, Inc.*(a)	22,000	427,900
Netscout Systems, Inc.*	13,900	130,382
Parametric Technology Corp.*	164,580	1,923,940
Progress Software Corp.*	14,900	315,433
Quest Software, Inc.*	15,200	211,888
Radisys Corp.*	9,800	88,298
Rosetta Stone, Inc.*(a)	10,000	274,400
SPSS, Inc.*	2,900	96,773
Sybase, Inc.*(a)	79,160	2,480,874
Sykes Enterprises, Inc.*	20,500	370,845
SYNNEX Corp.*	34,200	854,658
TIBCO Software, Inc.*(a)	21,500	154,155
Virtusa Corp.*	6,400	51,392

		11,001,000

Computers — 0.8%
Perot Systems Corp. (Class A Stock)*	277,230	3,972,706

Computers & Peripherals — 0.1%
Rimage Corp.*	30,050	499,130

Computers – Networking — 0.6%
3Com Corp.*	375,400	1,768,134
Xyratex Ltd. (Bermuda)*	180,589	901,139

		2,669,273

Conglomerates — 0.3%
AZZ, Inc.*(a)	10,800	371,628
Teleflex, Inc.	26,195	1,174,322

		1,545,950

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Construction — 0.2%
Granite Construction, Inc.	18,700	$622,336
Meritage Homes Corp.*	3,900	73,554
Standard Pacific Corp.*	90,200	183,106

		878,996

Construction and Engineering — 0.3%
Tutor Perini Corp.*(a)	84,166	1,461,122

Consumer Products & Services — 1.7%
American Greetings Corp. (Class A Stock)	21,800	254,624
AptarGroup, Inc.	72,984	2,464,670
Buckeye Technologies, Inc.*	103,900	466,511
Central Garden & Pet Co.*(a)	106,849	1,174,270
G & K Services, Inc. (Class A Stock)	57,393	1,213,862
JAKKS Pacific, Inc.*	89,700	1,150,851
Jarden Corp.*	5,751	107,831
Regis Corp.	64,233	1,118,297
Steinway Musical Instruments, Inc.*	13,200	141,240

		8,092,156

Containers & Packaging — 0.8%
Owens-Illinois, Inc.*	36,684	1,027,519
Silgan Holdings, Inc.	56,393	2,764,949

		3,792,468

Distribution/Wholesale
Brightpoint, Inc.*	22,200	139,194

Diversified Consumer Services — 0.3%
Sotheby’s(a)	22,100	311,831
Steiner Leisure Ltd. (Bahamas)*(a)	41,552	1,268,583

		1,580,414

Diversified Financial Services — 0.1%
BGC Partners, Inc. (Class A Stock)	64,900	245,971
Virtus Investment Partners, Inc.*	650	9,548

		255,519

Diversified Operations — 0.1%
Compass Diversified Holdings	21,000	169,890
Standex International Corp.	7,900	91,640

		261,530

Electric Utilities — 1.5%
MGE Energy, Inc.	13,920	467,016
NV Energy, Inc.	150,270	1,621,413
Portland General Electric Co.	256,384	4,994,361

		7,082,790

Electronic Components & Equipment — 2.7%
Anixter International, Inc.*	18,600	699,174
Arris Group, Inc.*	78,639	956,250
Belden CDT, Inc.	98,766	1,649,392
Benchmark Electronics, Inc.*(a)	36,450	524,880
Checkpoint Systems, Inc.*(a)	20,500	321,645
Coherent, Inc.*	89,189	1,844,429
FEI Co.*(a)	23,700	542,730
GrafTech International Ltd.*	159,280	1,801,457
IDACORP, Inc.	24,893	650,703
Littelfuse, Inc.*(a)	99,097	1,977,976
OSI Systems, Inc.*	3,000	62,550
Plexus Corp.*(a)	8,800	180,048
PowerSecure International, Inc.*	13,900	59,214
Synopsys, Inc.*	46,626	909,673
Technitrol, Inc.	11,000	71,170
TTM Technologies, Inc.*(a)	74,100	589,836
VAALCO Energy, Inc.*	35,000	148,050

		12,989,177

Electronic Equipment & Instruments — 0.1%
Encore Wire Corp.	9,100	194,285
Mercury Computer Systems, Inc.*	24,700	228,475

		422,760

Energy – Energy Resources
Parallel Petroleum Corp.*	29,800	57,812

Energy Equipment & Services — 0.4%
Gulf Island Fabrication, Inc.	14,660	232,068
ION Geophysical Corp.*	269,260	691,998
Matrix Service Co.*	28,886	331,611
National Oilwell Varco, Inc.*	13,230	432,092
Superior Well Services, Inc.*(a)	23,740	141,253

		1,829,022

Entertainment & Leisure — 0.3%
Carmike Cinemas, Inc.	24,200	202,796
Isle of Capri Casinos, Inc.*(a)	19,100	254,412
Scientific Games Corp. (Class A Stock)*	49,192	775,758

		1,232,966

Environmental Services
Waste Services, Inc.*	7,200	37,296

Equipment Services — 0.1%
RPC, Inc.	18,025	150,509
Watsco, Inc.(a)	8,600	420,798

		571,307

Exchange Traded Funds — 0.2%
iShares Nasdaq Biotechnology Index Fund*(a)	11,767	856,167

Financial – Bank & Trust — 8.1%
1st Source Corp.	12,200	210,694
Ameris Bancorp.	16,220	102,510
BancFirst Corp.	6,800	235,144
Banco Latinoamericano de Exportaciones SA (Panama)	25,700	319,451
BancorpSouth, Inc.	67,575	1,387,315
Bank Mutual Corp.	69,758	608,290
Bank of the Ozarks, Inc.(a)	10,300	222,789
Banner Corp.	7,100	27,122
Berkshire Hills Bancorp, Inc.	9,300	193,254

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Financial – Bank & Trust — (cont’d.)
Boston Private Financial Holdings, Inc.(a)	110,973	$497,159
Brookline Bancorp, Inc.	46,000	428,720
Cardinal Financial Corp.	150,667	1,179,723
Cathay General Bancorp(a)	12,200	116,022
Chemical Financial Corp.	17,085	340,162
Citizens Republic Bancorp, Inc.*	163,423	116,030
City Holding Co.	35,400	1,074,744
Colonial BancGroup, Inc. (The)(a)	92,100	57,102
Columbia Banking System, Inc.	20,700	211,761
Community Bank System, Inc.(a)	19,600	285,376
Community Trust Bancorp, Inc.	34,342	918,649
CVB Financial Corp.	186,000	1,110,420
Farmers Capital Bank Corp.	6,600	166,122
Financial Institutions, Inc.	11,000	150,260
First Bancorp (Puerto Rico)(a)	64,000	252,800
First Bancorp (United States)	7,600	119,168
First Community Bancshares, Inc.	40,400	518,736
First Defiance Financial Corp.	5,500	71,500
First Financial Bancorp	263,939	1,984,821
First Financial Holdings, Inc.	12,200	114,680
First Horizon National Corp.*(a)	145,003	1,740,039
First Merchants Corp.	15,400	123,662
First Niagara Financial Group, Inc.(a)	95,717	1,093,088
First Place Financial Corp.	1,200	3,732
First South Bancorp, Inc.	5,100	59,160
FirstMerit Corp.	111,254	1,889,093
FNB Corp.(a)	138,900	859,791
Guaranty Financial Group, Inc.*	35,400	6,726
Hancock Holding Co.(a)	47,981	1,558,903
Hawaiian Holdings, Inc.*	63,800	384,076
Heartland Financial USA, Inc.	6,800	97,104
Independent Bank Corp.	34,000	669,800
Integra Bank Corp.	19,800	22,770
Lakeland Bancorp, Inc.(a)	24,200	217,558
MainSource Financial Group, Inc.	25,970	192,697
Nara Bancorp, Inc.	26,900	139,342
National Penn Bancshares, Inc.(a)	85,164	392,606
NewAlliance Bancshares, Inc.	104,785	1,205,028
Ocwen Financial Corp.*	27,400	355,378
Old Second Bancorp, Inc.	3,400	20,060
Oriental Financial Group, Inc.	22,000	213,400
Pacific Capital Bancorp(a)	36,700	78,538
Pacific Continental Corp.	7,600	92,188
PacWest Bancorp(a)	139,751	1,839,123
Park National Corp.	3,800	214,624
Penson Worldwide, Inc.*(a)	64,400	576,380
Peoples Bancorp, Inc.	18,700	318,835
Prosperity Bancshares, Inc.	24,900	742,767
Provident Financial Services, Inc.	42,800	389,480
Renasant Corp.	38,200	573,764
Republic Bancorp, Inc. (Class A Stock)(a)	12,346	278,896
S&T Bancorp, Inc.	17,100	207,936
Shore Bancshares, Inc.	2,700	48,438
Sierra Bancorp(a)	11,500	145,245
Signature Bank/New York*(a)	162,595	4,409,576
Simmons First National Corp. (Class A Stock)	9,300	248,496
Southside Bancshares, Inc.	21,120	483,014
Southwest Bancorp, Inc.	19,500	190,320
Sterling Bancorp	17,600	146,960
Sterling Bancshares, Inc.	60,500	382,965
Sterling Financial Corp.(a)	77,050	224,216
Suffolk Bancorp	6,100	156,404
Trico Bancshares	14,900	230,950
Trustmark Corp.(a)	27,900	539,028
UCBH Holdings, Inc.	55,700	70,182
Union Bankshares Corp.	7,500	112,275
United Bankshares, Inc.(a)	9,800	191,492
United Community Banks, Inc.*(a)	34,322	205,588
Washington Trust Bancorp, Inc.	12,700	226,441
WesBanco, Inc.	17,800	258,812
West Bancorp, Inc.	19,800	99,000
West Coast Bancorp	11,300	23,052
Wilshire Bancorp, Inc.	26,200	150,650
Zions Bancorp(a)	55,983	647,164

		38,767,336

Financial – Brokerage — 0.3%
Knight Capital Group, Inc. (Class A Stock)*(a)	71,900	1,225,895
Piper Jaffray Cos.*	6,400	279,488
Teton Advisors, Inc.*(a)	464	—

		1,505,383

Financial Institutions — 0.1%
Fifth Street Finance Corp.	14,000	140,560
Kayne Anderson Energy Development Co.	12,600	167,076
Patriot Capital Funding, Inc.	62,695	107,208

		414,844

Financial Services — 2.1%
Advance America Cash Advance Centers, Inc.	35,700	158,151
Advanta Corp. (Class B Stock)	17,200	7,224
Alliance Financial Corp.	2,900	82,244
Assured Guaranty Ltd. (Bermuda)	45,500	563,290
Dime Community Bancshares	25,500	232,305
Dollar Financial Corp.*(a)	54,368	749,735
Doral Financial Corp. (Puerto Rico)*	17,000	42,500
Encore Capital Group, Inc.*	22,600	299,450
Federal Agricultural Mortgage Corp. (Class C Stock)(a)	14,700	71,001
Federated Investors, Inc. (Class B Stock)	31,578	760,714
Financial Federal Corp.	72,610	1,492,135
Flushing Financial Corp.	13,900	129,965
Global Cash Access Holdings, Inc.*	60,600	482,376
Hallmark Financial Services*	17,400	124,410
Hanmi Financial Corp.*(a)	65,100	113,925
Lakeland Financial Corp.	14,700	279,300

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Financial Services (cont’d.)
Max Capital Group Ltd. (Bermuda)	45,700	$843,622
MCG Capital Corp.*	73,586	178,814
National Financial Partners Corp.	8,000	58,560
NBT Bancorp, Inc.	29,100	631,761
Nelnet, Inc. (Class A Stock)*	16,100	218,799
Prospect Capital Corp.	30,469	280,315
Stifel Financial Corp.*(a)	12,700	610,743
SWS Group, Inc.	21,500	300,355
TICC Capital Corp.	18,400	81,144
United Community Financial Corp.*	52,226	56,926
Waterstone Financial, Inc.*	600	1,782
World Acceptance Corp.*(a)	41,100	818,301
WSFS Financial Corp.	10,000	273,100
Yadkin Valley Financial Corp.	2,000	13,820

		9,956,767

Food — 2.9%
Chiquita Brands International, Inc.*	52,000	533,520
Corn Products International, Inc.	94,739	2,538,058
Dean Foods Co.*	69,593	1,335,490
Del Monte Foods Co.	265,696	2,492,228
Fresh Del Monte Produce, Inc. (Cayman Islands)*	42,500	691,050
Nash-Finch Co.	38,100	1,030,986
Ralcorp Holdings, Inc.*	4,300	261,956
Sanderson Farms, Inc.(a)	52,627	2,368,215
Smithfield Foods, Inc.*(a)	36,720	512,978
Spartan Stores, Inc.	53,300	661,453
TreeHouse Foods, Inc.*	15,100	434,427
Tyson Foods, Inc. (Class A Stock)	72,049	908,538

		13,768,899

Food & Staples Retailing — 0.2%
Weis Markets, Inc.	24,980	837,330

Furniture — 0.3%
Furniture Brands International, Inc.	55,000	166,650
Tempur-Pedic International, Inc.	99,771	1,304,007

		1,470,657

Gas Utilities — 0.1%
Northwest Natural Gas Co.(a)	15,440	684,301

Healthcare Providers & Services — 0.6%
Cross Country Healthcare, Inc.*	93,920	645,231
RehabCare Group, Inc.*(a)	98,412	2,354,999

		3,000,230

Healthcare Services — 1.9%
AMERIGROUP Corp.*(a)	29,300	786,705
AmSurg Corp.*	59,284	1,271,049
Continucare Corp.*	15,100	35,183
Gentiva Health Services, Inc.*(a)	56,200	925,052
HealthSouth Corp.*(a)	28,400	410,096
HealthSpring, Inc.*	37,200	403,992
LifePoint Hospitals, Inc.*(a)	57,852	1,518,615
Magellan Health Services, Inc.*(a)	15,200	498,864
Protalix BioTherapeutics, Inc. (Israel)*	22,700	102,604
Res-Care, Inc.*	83,179	1,189,460
Seattle Genetics, Inc.*	13,200	128,304
Triple-S Management Corp. (Puerto Rico)*	21,400	333,626
Universal Health Services, Inc. (Class B Stock)	16,558	808,858
WellCare Health Plans, Inc.*	38,200	706,318

		9,118,726

Healthcare Technology — 0.1%
MedQuist, Inc.(a)	48,610	295,549

Healthcare Equipment & Services — 0.1%
National Dentex Corp.*	71,517	465,576

Hotels, Restaurants & Leisure — 0.3%
California Pizza Kitchen, Inc.*	39,970	531,201
CKE Restaurants, Inc.	35,430	300,447
Ruby Tuesday, Inc.*	63,500	422,910

		1,254,558

Household Durables — 0.6%
Snap-on, Inc.	31,370	901,574
Tupperware Brands Corp.(a)	76,170	1,981,943

		2,883,517

Household Products — 0.7%
Central Garden & Pet Co. (Class A Stock)*	270,369	2,663,135
Helen of Troy Ltd. (Bermuda)*	35,000	587,650
Prestige Brands Holdings, Inc.*	57,000	350,550

		3,601,335

Industrial Products — 2.5%
Actuant Corp. (Class A Stock)	20,300	247,660
Acuity Brands, Inc.(a)	29,800	835,890
Barnes Group, Inc.	70,400	837,056
Brady Corp. (Class A Stock)	54,101	1,359,017
Ceradyne, Inc.*	16,600	293,156
EnPro Industries, Inc.*(a)	50,100	902,301
Interface, Inc. (Class A Stock)	121,327	752,227
Interline Brands, Inc.*	23,800	325,584
Kaydon Corp.	104,805	3,412,451
Myers Industries, Inc.	23,500	195,520
Tredegar Corp.	15,800	210,456
Watts Water Technologies, Inc. (Class A Stock)	44,838	965,811
WESCO International, Inc.*	60,833	1,523,258

		11,860,387

Insurance — 6.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	70,370	2,873,207
American Equity Investment Life Holding Co.	142,008	792,405
American Physicians Capital, Inc.	11,500	450,340

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Insurance (cont’d.)
American Safety Insurance Holding Ltd. (Bermuda)*	2,900	$39,469
AMERISAFE, Inc.*	89,500	1,392,620
AmTrust Financial Services, Inc.	24,900	283,860
Arch Capital Group Ltd. (Bermuda)*	12,230	716,433
Argo Group International Holdings Ltd. (Bermuda)*	24,158	681,739
Aspen Insurance Holdings Ltd. (Bermuda)	51,900	1,159,446
CNA Surety Corp.*	95,820	1,292,612
Delphi Financial Group, Inc. (Class A Stock)	44,500	864,635
EMC Insurance Group, Inc.	44,730	930,831
Employers Holdings, Inc.	223,653	3,030,498
Endurance Specialty Holdings Ltd. (Bermuda)	45,541	1,334,351
FPIC Insurance Group, Inc.*	2,300	70,426
Harleysville Group, Inc.	6,800	191,896
Horace Mann Educators Corp.	95,978	956,901
Infinity Property & Casualty Corp.	54,833	1,999,211
Meadowbrook Insurance Group, Inc.	364,230	2,378,422
Navigators Group, Inc.*	17,600	781,968
Phoenix Cos., Inc. (The)*	12,700	21,209
Platinum Underwriters Holdings Ltd. (Bermuda)	110,673	3,164,141
PMA Capital Corp. (Class A Stock)*	39,000	177,450
ProAssurance Corp.*(a)	45,774	2,115,217
Radian Group, Inc.	113,300	308,176
Reinsurance Group of America, Inc.(a)	64,461	2,250,334
RLI Corp.	3,400	152,320
Safety Insurance Group, Inc.	13,000	397,280
SeaBright Insurance Holdings, Inc.*	20,000	202,600
Selective Insurance Group	44,500	568,265
Tower Group, Inc.	3,862	95,700
Zenith National Insurance Corp.	40,830	887,644

		32,561,606

Internet Services — 0.3%
Adaptec, Inc.*	27,600	73,140
EarthLink, Inc.*(a)	73,300	543,153
SonicWALL, Inc.*	16,900	92,612
United Online, Inc.	129,968	846,092

		1,554,997

IT Services — 0.4%
Avocent Corp.*	124,586	1,739,221

Leisure Equipment & Products — 0.4%
Callaway Golf Co.	405,440	2,055,581

Life Science Tools & Services
Enzo Biochem, Inc.*	20,980	92,941

Machinery — 1.8%
Albany International Corp. (Class A Stock)	64,010	728,434
Altra Holdings, Inc.*	107,580	805,774
IDEX Corp.	86,286	2,120,047
Mueller Industries, Inc.	42,280	879,424
RBC Bearings, Inc.*	76,985	1,574,343
Wabtec Corp.	82,390	2,650,487

		8,758,509

Machinery & Equipment — 1.3%
Applied Industrial Technologies, Inc.	93,000	1,832,100
Cascade Corp.	2,700	42,471
Chart Industries, Inc.*	3,100	56,358
Columbus McKinnon Corp.*	8,800	111,320
Gardner Denver, Inc.*	47,863	1,204,712
Kadant, Inc.*	61,240	691,399
Kennametal, Inc.	30,350	582,113
Smith (A.O.) Corp.(a)	12,700	413,639
Tennant Co.	2,900	53,331
Terex Corp.*(a)	100,785	1,216,475

		6,203,918

Marine — 0.3%
Kirby Corp.*	41,210	1,310,066

Media
Cumulus Media, Inc. (Class A Stock)*	80,500	74,865
Entercom Communications Corp. (Class A Stock)	35,400	54,162

		129,027

Medical Products — 0.3%
Cooper Cos., Inc. (The)(a)	50,111	1,239,245

Medical Supplies & Equipment — 1.2%
Alliance Imaging, Inc.*	8,800	64,504
Arena Pharmaceuticals, Inc.*(a)	5,900	29,441
Bio-Rad Laboratories, Inc. (Class A Stock)*	10,000	754,800
CONMED Corp.*	74,351	1,153,927
Cypress Bioscience, Inc.*	9,000	84,780
Halozyme Therapeutics, Inc.*	13,300	92,701
Invacare Corp.	35,700	630,105
Kensey Nash Corp.*	36,393	953,861
Patterson Cos., Inc.*(a)	46,625	1,011,762
PSS World Medical, Inc.*	12,200	225,822
Savient Pharmaceuticals, Inc.*	18,800	260,568
STERIS Corp.	12,200	318,176

		5,580,447

Metals & Mining — 1.2%
Ampco-Pittsburgh Corp.	4,000	93,800
Carpenter Technology Corp.	25,780	536,482
CIRCOR International, Inc.	13,000	306,930
Cliffs Natural Resources, Inc.	12,120	296,576
Coeur d’alene Mines Corp.*	12,700	156,210
Haynes International, Inc.*	53,150	1,259,655
Horsehead Holding Corp.*	62,150	463,018
Kaiser Aluminum Corp.	12,840	461,084
Metalico, Inc.*	58,600	273,076
Olympic Steel, Inc.(a)	17,590	430,427

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Quanex Building Products Corp.(a)	28,525	$320,051
Royal Gold, Inc.	11,500	479,550
USEC, Inc.*	22,500	119,700
Worthington Industries, Inc.	43,800	560,202

		5,756,761

Multi-Utilities — 0.1%
CMS Energy Corp.(a)	42,380	511,950

Office Equipment — 0.1%
ACCO Brands Corp.*	30,700	86,574
Ennis, Inc.	10,500	130,830
Knoll, Inc.	39,100	296,378

		513,782

Oil & Gas — 2.1%
Berry Petroleum Co. (Class A Stock)	119,341	2,218,549
Cal Dive International, Inc.*	159,000	1,372,170
Complete Production Services, Inc.*	18,600	118,296
Comstock Resources, Inc.*	19,600	647,780
Delek US Holdings, Inc.	2,400	20,352
Delta Petroleum Corp.*	111,400	215,002
EXCO Resources, Inc.*	74,700	965,124
Goodrich Petroleum Corp.*(a)	62,634	1,540,170
Gulfport Energy Corp.*	71,000	486,350
Harvest Natural Resources, Inc.*	38,900	171,549
Headwaters, Inc.*	40,000	134,400
Key Energy Services, Inc.*	212,098	1,221,685
Lufkin Industries, Inc.(a)	5,900	248,095
Parker Drilling Co.*	26,800	116,312
Pioneer Drilling Co.*	17,800	85,262
Rosetta Resources, Inc.*	19,500	170,625
TGC Industries, Inc.*	12,400	60,388
Toreador Resources Corp.	10,000	67,000

		9,859,109

Oil, Gas & Consumable Fuels — 0.5%
Bill Barrett Corp.*	21,940	602,472
Denbury Resources, Inc.*	32,404	477,311
St. Mary Land & Exploration Co.(a)	13,440	280,493
Western Refining, Inc.*(a)	34,600	244,276
XTO Energy, Inc.	17,330	660,966

		2,265,518

Paper & Forest Products — 1.2%
Louisiana-Pacific Corp.*	116,010	396,754
Neenah Paper, Inc.	107,884	950,458
Rock-Tenn Co. (Class A Stock)(a)	46,700	1,782,072
Schweitzer-Mauduit International, Inc.	71,160	1,936,264
Universal Forest Products, Inc.	14,900	493,041

		5,558,589

Personal Services — 0.2%
CompuCredit Holdings Corp.*(a)	18,800	43,240
GEO Group, Inc. (The)*	18,800	349,304
Stewart Enterprises, Inc. (Class A Stock)(a)	108,500	522,970

		915,514

Pharmaceuticals — 0.2%
Auxilium Pharmaceuticals, Inc.*(a)	7,800	244,764
Incyte Genomics, Inc. (Germany)*	29,200	96,068
Par Pharmaceutical Cos., Inc.*	7,600	115,140
Pharmasset, Inc.*	4,600	51,750
Valeant Pharmaceuticals International*(a)	10,500	270,060

		777,782

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*(a)	14,200	247,364
Courier Corp.	45,920	700,739
Valassis Communications, Inc.*	52,900	323,219

		1,271,322

Professional Services — 1.0%
COMSYS IT Partners, Inc.*	32,260	188,721
Duff & Phelps Corp. (Class A Stock)	60,100	1,068,578
Korn/Ferry International*	24,030	255,679
TrueBlue, Inc.*	89,180	749,112
Watson Wyatt Worldwide, Inc. (Class A Stock)	65,725	2,466,659

		4,728,749

Publishing
AH Belo Corp. (Class A Stock)	36,400	35,672

Railroads
Portec Rail Products, Inc.	2,000	19,700

Real Estate Investment Trusts — 6.3%
American Campus Communities, Inc.	13,400	297,212
Anthracite Capital, Inc.(a)	225,100	139,562
Anworth Mortgage Asset Corp.	75,300	542,913
Ashford Hospitality Trust, Inc.	58,400	164,104
Associated Estates Realty Corp.	15,900	94,764
BioMed Realty Trust, Inc.(a)	128,067	1,310,125
Brookfield Homes Corp.*	9,800	39,200
CBL & Associates Properties, Inc.	249,965	1,347,311
Cogdell Spencer, Inc.	36,040	154,612
Colonial Properties Trust	43,100	318,940
Corporate Office Properties Trust(a)	10,060	295,060
Cousins Properties, Inc.(a)	46,673	396,724
Cypress Sharpridge Investments, Inc.*	18,000	214,200
DCT Industrial Trust, Inc.(a)	161,600	659,328
Developers Diversified Realty Corp.	73,100	356,728
DiamondRock Hospitality Co.	80,400	503,304
EastGroup Properties, Inc.	9,770	322,605
Education Realty Trust, Inc.	216,904	930,518
Entertainment Properties Trust(a)	35,000	721,000
Equity LifeStyle Properties, Inc.	18,600	691,548
Equity One, Inc.(a)	96,137	1,274,777
Extra Space Storage, Inc.	27,900	232,965
First Potomac Realty Trust(a)	35,000	341,250
Glimcher Realty Trust	80,700	234,030
Government Properties Income Trust*	9,700	199,141
Hersha Hospitality Trust	24,200	60,016
Home Properties, Inc.	6,800	231,880

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Inland Real Estate Corp.	42,300	$296,100
Invesco Mortgage Capital, Inc.*	5,600	109,088
LaSalle Hotel Properties	141,880	1,750,799
Lexington Realty Trust	241,120	819,808
LTC Properties, Inc.	29,100	595,095
Maguire Properties, Inc.*	6,900	5,865
MFA Mortgage Investments, Inc.	537,607	3,720,240
Mid-America Apartment Communities, Inc.(a)	65,491	2,404,175
National Retail Properties, Inc.(a)	93,400	1,620,490
NorthStar Realty Finance Corp.(a)	101,550	287,387
Omega Healthcare Investors, Inc.	60,400	937,408
Parkway Properties, Inc.	52,300	679,900
Pennsylvania Real Estate Investment Trust(a)	68,100	340,500
PS Business Parks, Inc.	2,700	130,788
Resource Capital Corp.	25,700	82,240
Saul Centers, Inc.	36,990	1,093,794
Senior Housing Properties Trust	127,450	2,079,984
Strategic Hotels & Resorts, Inc.	38,500	42,735
Sun Communities, Inc.	27,100	373,438
Sunstone Hotel Investors, Inc.(a)	62,120	332,342
Washington Real Estate Investment Trust	13,760	307,811

		30,083,804

Real Estate Management & Development — 0.5%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	84,005	786,287
Jones Lang LaSalle, Inc.	45,430	1,486,924

		2,273,211

Restaurants — 0.3%
Bob Evans Farms, Inc.	200	5,748
Brinker International, Inc.	22,920	390,328
CEC Entertainment, Inc.*(a)	29,600	872,608
Einstein Noah Restaurant Group, Inc.*	5,900	51,035
Ruth’s Hospitality Group, Inc.*	17,600	64,592

		1,384,311

Retail & Merchandising — 4.2%
Abercrombie & Fitch Co. (Class A Stock)(a)	34,228	869,049
Bebe Stores, Inc.	85,931	591,205
Casey’s General Stores, Inc.	94,657	2,431,739
Cash America International, Inc.(a)	54,800	1,281,772
Children’s Place Retail Stores, Inc. (The)*	21,800	576,174
Collective Brands, Inc.*(a)	35,200	512,864
Core-Mark Holding Co., Inc.*	22,700	591,562
Dress Barn, Inc.*(a)	32,800	469,040
DSW, Inc. (Class A Stock)*(a)	109,189	1,075,512
Ethan Allen Interiors, Inc.(a)	64,145	664,542
Finish Line, Inc. (The) (Class A Stock)	50,600	375,452
Houston Wire & Cable Co.	8,200	97,662
Jack in the Box, Inc.*	2,500	56,125
Jo-Ann Stores, Inc.*	5,600	115,752
Jos. A. Bank Clothiers, Inc.*(a)	39,800	1,371,508
Men’s Wearhouse, Inc. (The)(a)	30,618	587,253
Oxford Industries, Inc.	2,200	25,630
Pantry, Inc. (The)*	109,487	1,817,484
PC Connection, Inc.*	9,000	47,250
PC Mall, Inc.*	8,800	59,488
Perry Ellis International, Inc.*	33,350	242,788
PetSmart, Inc.	101,330	2,174,542
RC2 Corp.*	19,100	252,693
Rent-A-Center, Inc.*	113,400	2,021,922
Shoe Carnival, Inc.*	11,400	136,002
Stage Stores, Inc.	24,500	271,950
World Fuel Services Corp.(a)	21,000	865,830
Zale Corp.*	69,100	237,704
Zep, Inc.	15,200	183,160

		20,003,654

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.(a)	53,440	1,631,523
Landstar System, Inc.	24,430	877,281

		2,508,804

Semiconductors — 3.1%
Amkor Technology, Inc.*(a)	58,700	277,651
Applied Micro Circuits Corp.*	42,625	346,541
Brooks Automation, Inc.*	5,000	22,400
DSP Group, Inc.*	24,900	168,324
Emulex Corp.*	94,768	926,831
Entegris, Inc.*	399,581	1,086,860
Exar Corp.*	146,892	1,056,153
Fairchild Semiconductor International, Inc.*	151,890	1,061,711
Lattice Semiconductor Corp.*	33,000	62,040
MKS Instruments, Inc.*	26,600	350,854
Omnivision Technologies, Inc.*	95,830	995,674
ON Semiconductor Corp.*(a)	316,420	2,170,641
PMC – Sierra, Inc.*	84,600	673,416
Richardson Electronics Ltd.	75,348	246,388
Semtech Corp.*	19,100	303,881
Skyworks Solutions, Inc.*(a)	144,200	1,410,276
Varian Semiconductor Equipment Associates, Inc.*	62,710	1,504,413
Verigy Ltd. (Singapore)*	194,680	2,369,256

		15,033,310

Software — 1.9%
Citrix Systems, Inc.*(a)	80,650	2,571,929
CSG Systems International, Inc.*(a)	19,100	252,884
EPIQ Systems, Inc.*(a)	62,410	957,994
Lawson Software, Inc.*	693,966	3,872,330
McAfee, Inc.*(a)	28,418	1,198,955
Take-Two Interactive Software, Inc.*	24,400	231,068

		9,085,160

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

		Shares	Value (Note 2)
COMMON STOCKS (Continued)
Specialty Retail — 0.8%
Buckle, Inc. (The)		15,150	$481,315
Cato Corp. (The) (Class A Stock)		107,497	1,874,748
Penske Auto Group, Inc.(a)		57,160	951,142
Williams-Sonoma, Inc.(a)		44,780	531,539

			3,838,744

Telecommunications — 1.1%
Atlantic Tele-Network, Inc.		7,100	278,959
Cincinnati Bell, Inc.*		230,000	653,200
Consolidated Communications Holdings, Inc.		9,300	108,903
CPI International, Inc.*		5,800	50,402
DigitalGlobe, Inc.*		35,400	679,680
Harris Stratex Networks, Inc. (Class A Stock)*		23,200	150,336
LogMeIn, Inc.		7,500	120,000
MasTec, Inc.*		39,500	462,940
Polycom, Inc.*(a)		12,000	243,240
Premiere Global Services, Inc.*		55,500	601,620
SolarWinds, Inc.*(a)		10,300	169,847
Symmetricon, Inc.*		19,800	114,246
Syniverse Holdings, Inc.*		44,100	706,923
Tekelec*(a)		29,600	498,168
USA Mobility, Inc.		6,600	84,216
Virgin Mobile USA, Inc. (Class A Stock)*		49,600	199,392

			5,122,072

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.*		52,090	1,281,935
Hanesbrands, Inc.*		80,970	1,215,360
Movado Group, Inc.		45,960	484,418
Timberland Co. (Class A Stock)*(a)		87,435	1,160,262

			4,141,975

Thrifts & Mortgage Finance — 0.1%
Westfield Financial, Inc.		79,200	717,552

Trading Companies & Distributors — 0.2%
Rush Enterprises, Inc. (Class A Stock)*		65,720	765,638

Transportation — 1.1%
Aircastle Ltd. (Bermuda)		36,700	269,745
Arkansas Best Corp.(a)		18,300	482,205
Atlas Air Worldwide Holdings, Inc.*		20,300	470,757
DHT Maritime, Inc. (Marshall Islands)		27,400	142,754
GulfMark Offshore, Inc.*(a)		45,700	1,261,320
Heartland Express, Inc.		24,500	360,640
Horizon Lines, Inc.		62,600	241,636
International Shipholding Corp.		11,200	301,952
Kansas City Southern*(a)		49,987	805,291
Knight Transportation, Inc.		4,600	76,130
Knightsbridge Tankers Ltd. (Bermuda)(a)		23,200	316,448
Marten Transport Ltd.*		18,600	386,136
Pacer International, Inc.		74,300	165,689
PHI, Inc.*		200	3,428
Saia, Inc.*		9,300	167,493

			5,451,624

Utilities — 5.5%
AGL Resources, Inc.		72,260	2,297,868
American States Water Co.		8,600	297,904
Atmos Energy Corp.		37,961	950,544
California Water Service Group		11,500	423,660
Cleco Corp.		35,200	789,184
Comfort Systems USA, Inc.		71,900	736,975
El Paso Electric Co.*		57,200	798,512
EMCOR Group, Inc.*		142,360	2,864,283
Great Plains Energy, Inc.(a)		251,844	3,916,174
New Jersey Resources Corp.(a)		74,539	2,760,925
Piedmont Natural Gas Co., Inc.		16,600	400,226
South Jersey Industries, Inc.		21,300	743,157
Southwest Gas Corp.		58,200	1,292,622
Swift Energy Co.*(a)		137,842	2,295,069
UIL Holdings Corp.		16,600	372,670
UniSource Energy Corp.		68,700	1,823,298
Westar Energy, Inc.(a)		128,008	2,402,710
WGL Holdings, Inc.		28,400	909,368

			26,075,149

TOTAL COMMON STOCKS (cost $537,977,995)			459,773,191

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Note(k) (cost $818,323)
3.125%	11/30/09	$810	819,398

TOTAL LONG-TERM INVESTMENTS (cost $538,796,318)			460,592,589

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 22.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $104,919,835; includes $87,788,492 of cash collateral for securities on loan)(b)(w) (Note 4)	104,919,835	$104,919,835

TOTAL INVESTMENTS — 118.8% (cost $643,716,153)		565,512,424
Liabilities in excess of other assets(x) — (18.8)%		(89,634,845)

NET ASSETS — 100.0%		$475,877,579

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $84,004,024; cash collateral of $87,788,492 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Securities segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Depreciation
Long Positions:
193	Russell Mini 2000	Sep 09	$9,967,830	$9,788,960	$(178,870)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$459,773,191	$—	$—
U.S. Treasury Obligations	—	819,398	—
Affiliated Money Market Mutual Fund	104,919,835	—	—

	$564,693,026	$819,398	$—
Other Financial Instruments*	(178,870)	—	—

Total	$564,514,156	$819,398	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments. As of June 30, 2009, the Portfolio had one Level 3 security with a fair value of $0.

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund
(18.4% represents investments purchased with collateral from securities on loan)	22.0%
Financial – Bank & Trust	8.1
Insurance	6.8
Real Estate Investment Trusts	6.3
Utilities	5.5
Retail & Merchandising	4.2
Semiconductors	3.1
Commercial Banks	3.1
Food	2.9
Electronic Components & Equipment	2.7
Chemicals	2.5
Industrial Products	2.5
Computer Services & Software	2.3
Financial Services	2.1
Oil & Gas	2.1
Healthcare Services	1.9
Software	1.9
Automotive Parts	1.9
Machinery	1.8
Consumer Products & Services	1.7
Electric Utilities	1.5
Communications Equipment	1.4
Machinery & Equipment	1.3
Metals & Mining	1.2
Medical Supplies & Equipment	1.2
Aerospace	1.2
Paper & Forest Products	1.2
Transportation	1.1
Commercial Services	1.1
Telecommunications	1.1
Capital Markets	1.0
Professional Services	1.0
Textiles, Apparel & Luxury Goods	0.9
Computers	0.8
Specialty Retail	0.8
Containers & Packaging	0.8
Household Products	0.7
Aerospace & Defense	0.7
Healthcare Providers & Services	0.6
Household Durables	0.6
Computers – Networking	0.6
Road & Rail	0.5
Business Services	0.5
Building Products	0.5
Real Estate Management & Development	0.5
Oil, Gas & Consumable Fuels	0.5
Leisure Equipment & Products	0.4
Energy Equipment & Services	0.4
IT Services	0.4
Airlines	0.4
Clothing & Apparel	0.3
Banks	0.3
Diversified Consumer Services	0.3
Internet Services	0.3
Conglomerates	0.3
Financial – Brokerage	0.3
Building Materials	0.3
Furniture	0.3
Construction and Engineering	0.3
Restaurants	0.3
Commercial Services & Supplies	0.3
Marine	0.3
Biotechnology	0.3
Printing & Publishing	0.3
Hotels, Restaurants & Leisure	0.3
Medical Products	0.3
Entertainment & Leisure	0.3
Broadcasting	0.2
Personal Services	0.2
Construction	0.2
Exchange Traded Funds	0.2
Beverages	0.2
Food & Staples Retailing	0.2
U.S. Treasury Obligations	0.2
Automotive Components	0.2
Pharmaceuticals	0.2
Trading Companies & Distributors	0.2
Thrifts & Mortgage Finance	0.1
Gas Utilities	0.1
Equipment Services	0.1
Office Equipment	0.1
Multi-Utilities	0.1
Computers & Peripherals	0.1
Healthcare Equipment & Services	0.1
Computer Hardware	0.1
Electronic Equipment & Instruments	0.1
Financial Institutions	0.1
Apparel & Textile	0.1
Healthcare Technology	0.1
Diversified Operations	0.1
Diversified Financial Services	0.1

118.8
Liabilities in excess of other assets	(18.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from broker-variation margin	$178,870	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$395,992

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(410,930)

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $84,004,024:
Unaffiliated investments (cost $538,796,318)	$460,592,589
Affiliated investments (cost $104,919,835)	104,919,835
Receivable for investments sold	11,924,858
Dividends and interest receivable	620,369
Receivable for fund share sold	477,384
Due from broker-variation margin	24,180
Prepaid expenses	6,797

Total Assets	578,566,012

LIABILITIES:
Payable to broker for collateral for securities on loan	87,788,492
Payable for investments purchased	11,215,695
Payable for fund share repurchased	3,244,064
Accrued expenses and other liabilities	226,248
Advisory fees payable	190,449
Payable to custodian	17,375
Shareholder servicing fees payable	5,212
Affiliated transfer agent fee payable	898

Total Liabilities	102,688,433

NET ASSETS	$475,877,579

Net assets were comprised of:
Paid-in capital	$750,178,701
Retained earnings	(274,301,122)

Net assets, June 30, 2009	$475,877,579

Net asset value and redemption price per share, $475,877,579 / 56,252,995 outstanding shares of beneficial interest	$8.46

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $3,012 foreign withholding tax)	$3,964,908
Affiliated income from securities lending, net	264,980
Affiliated dividend income	63,853
Unaffiliated interest income	2,460

4,296,201

EXPENSES
Advisory fees	1,838,507
Shareholder servicing fees and expenses	204,278
Custodian and accounting fees	143,000
Audit fee	13,000
Trustees’ fees	10,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Insurance expenses	6,000
Shareholders’ reports	5,000
Legal fees and expenses	5,000
Loan interest expense (Note 7)	2,216
Miscellaneous	7,497

Total expenses	2,241,498

NET INVESTMENT INCOME	2,054,703

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(87,776,089)
Futures transactions	395,992

(87,380,097)

Net change in unrealized appreciation (depreciation) on:
Investments	77,185,915
Futures	(410,930)

76,774,985

NET LOSS ON INVESTMENTS	(10,605,112)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,550,409)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,054,703	$8,491,834
Net realized loss on investment transactions	(87,380,097)	(106,108,197)
Net change in unrealized appreciation (depreciation) on investments	76,774,985	(130,919,884)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(8,550,409)	(228,536,247)

DISTRIBUTIONS	(8,511,507)	(101,189,427)

FUND SHARE TRANSACTIONS:
Fund share sold [12,403,690 and 15,963,485 shares, respectively]	99,962,399	177,405,015
Fund share issued in reinvestment of distributions [968,317 and 8,287,422 shares, respectively]	8,511,507	101,189,427
Net asset value of shares issued in merger [0 and 4,784,506 shares, respectively] (Note 10)	—	54,447,677
Fund share repurchased [9,682,996 and 43,995,289 shares, respectively]	(71,113,242)	(500,301,948)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	37,360,664	(167,259,829)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,298,748	(496,985,503)
NET ASSETS:
Beginning of period	455,578,831	952,564,334

End of period	$475,877,579	$455,578,831

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 64.4%
Advertising — 0.2%
Aegis Group PLC (United Kingdom)	157,218	$239,117
Lamar Advertising Co. (Class A Stock)*(a)	11,500	175,605
Omnicom Group, Inc.	47,600	1,503,208
WPP Group PLC (United Kingdom)	73,747	490,417

		2,408,347

Aerospace — 1.3%
Boeing Co. (The)	37,500	1,593,750
Finmeccanica SpA (Italy)	52,978	747,098
General Dynamics Corp.	19,300	1,069,027
Goodrich Corp.	11,500	574,655
Lockheed Martin Corp.	26,500	2,137,225
Northrop Grumman Corp.	24,700	1,128,296
Raytheon Co.	15,100	670,893
Rockwell Collins, Inc.	20,900	872,157
Rolls-Royce Group PLC (United Kingdom)*	69,804	417,356
Rolls-Royce Group PLC (Class C Stock) (United Kingdom)*	5,168,763	8,503
Teledyne Technologies, Inc.*(a)	5,200	170,300
Triumph Group, Inc.	5,200	208,000
United Technologies Corp.	62,700	3,257,892

		12,855,152

Airlines — 0.1%
AirTran Holdings, Inc.*(a)	16,400	101,516
AMR Corp.*	12,600	50,652
SkyWest, Inc.	7,400	75,480
Southwest Airlines Co.	56,200	378,226

		605,874

Automobile Manufacturers — 0.5%
Bayerische Motoren Werke AG (Germany)	25,458	961,679
Harley-Davidson, Inc.(a)	44,300	718,103
Honda Motor Co. Ltd. (Japan)	20,700	569,474
Oshkosh Corp.	11,700	170,118
PACCAR, Inc.(a)	21,900	711,969
Thor Industries, Inc.	3,700	67,969
Toyota Motor Corp. (Japan)	38,100	1,440,842
Volkswagen AG (PRFC Shares) (Germany)	5,284	369,763
Winnebago Industries, Inc.	7,300	54,239

		5,064,156

Automotive Parts — 0.4%
Aisin Seiki Co. Ltd. (Japan)	18,400	397,502
Autoliv, Inc. AB	11,311	323,176
AutoZone, Inc.*(a)	4,600	695,106
GKN PLC (United Kingdom)	201,936	413,209
H&E Equipment Services, Inc.*	4,000	37,400
Johnson Controls, Inc.(a)	49,600	1,077,312
Koito Manufacturing Co. Ltd. (Japan)	44,000	532,541

		3,476,246

Beverages — 1.6%
Boston Beer Co., Inc. (Class A Stock)*(a)	7,500	221,925
Cia Cervecerias Unidas SA, ADR (Chile)(a)	14,000	490,000
Coca-Cola Co. (The)	125,300	6,013,147
Kirin Holdings Co. Ltd. (Japan)	55,000	767,336
Lion Nathan Ltd. (Australia)	119,082	1,109,158
Pepsi Bottling Group, Inc.	10,200	345,168
PepsiCo, Inc.	109,000	5,990,640
Pernod-Ricard SA (France)	17,296	1,093,515
Reed’s, Inc.*	20,500	36,900

		16,067,789

Biotechnology — 0.1%
Illumina, Inc.*(a)	8,700	338,778
Incyte Corp.*	11,700	38,493
Maxygen, Inc.*	18,700	125,664

		502,935

Building Materials — 0.2%
Boral Ltd. (Australia)	77,139	251,671
Bouygues SA (France)	22,679	857,676
Cemex SAB de CV (Mexico)*	176,376	164,881
Masco Corp.	54,900	525,942
Sherwin-Williams Co. (The)	2,100	112,875
Universal Forest Products, Inc.(a)	7,500	248,175
USG Corp.*	7,500	75,525

		2,236,745

Business Services — 0.4%
Accenture Ltd. (Class A Stock) (Bermuda)	49,900	1,669,654
Bureau Veritas SA (France)	11,640	573,333
Corporate Executive Board Co. (The)	4,600	95,496
Fidelity National Information Services, Inc.(a)	11,700	233,532
FTI Consulting, Inc.*(a)	5,200	263,744
Manpower, Inc.	7,500	317,550
Navigant Consulting, Inc.*	12,400	160,208
Robert Half International, Inc.	24,900	588,138
Senomyx, Inc.*	34,500	72,795

		3,974,450

Chemicals — 0.8%
Air Water, Inc. (Japan)	33,000	359,978
Airgas, Inc.	1,400	56,742
Albemarle Corp.	8,600	219,902
American Vanguard Corp.	18,900	213,570
Arch Chemicals, Inc.	10,350	254,506
Asahi Kasei Corp. (Japan)	73,000	370,384
BASF SE (Germany)	25,975	1,034,891
Cabot Corp.	10,800	135,864
Dow Chemical Co. (The)	27,200	439,008
E.I. du Pont de Nemours & Co.	60,959	1,561,770
Hitachi Chemical Co. Ltd. (Japan)	29,900	481,408
International Flavors & Fragrances, Inc.	5,900	193,048
Mosaic Co. (The)	8,500	376,550

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Potash Corp. of Saskatchewan, Inc. (Canada)	3,000	$279,150
Sigma-Aldrich Corp.	5,000	247,800
Symyx Technologies, Inc.*	22,300	130,455
Syngenta AG (Switzerland)	3,509	816,425
Tosoh Corp. (Japan)	93,000	263,062
Wacker Chemie AG (Germany)	6,444	744,157

		8,178,670

Clothing & Apparel — 0.3%
Adidas AG (Germany)	27,727	1,056,608
Anvil Holdings, Inc.*(g)	125	156
Aoyama Trading Co. Ltd. (Japan)	11,600	200,209
Coach, Inc.	28,000	752,640
NIKE, Inc. (Class B Stock)	17,500	906,150

		2,915,763

Commercial Banks — 0.4%
DnB NOR ASA (Norway)*	104,600	799,246
Home Bancshares, Inc.	9,568	182,175
Julius Baer Holding AG (Switzerland)	16,828	654,478
KeyCorp	116,300	609,412
M&T Bank Corp.(a)	2,316	117,954
Standard Chartered PLC (United Kingdom)	89,987	1,692,025
Western Alliance Bancorp*(a)	9,600	65,664
Wilmington Trust Corp.	8,600	117,476

		4,238,430

Commercial Services — 0.4%
Benesse Corp. (Japan)	19,400	777,905
Companhia Brasileira de Meios de Pagamento (Brazil)*	113,800	978,581
Dollar Thrifty Automotive Group, Inc.*	9,900	138,105
H&R Block, Inc.	12,500	215,375
Huron Consulting Group, Inc.*	3,700	171,051
Jackson Hewitt Tax Service, Inc.	7,300	45,698
Paychex, Inc.(a)	19,800	498,960
QinetiQ Group PLC (United Kingdom)	216,004	510,951
Western Union Co. (The)	54,900	900,360

		4,236,986

Computer Hardware — 2.5%
3D Systems Corp.*	13,700	98,777
Acer, Inc. (Taiwan)	155,651	269,427
Apple, Inc.*	55,100	7,847,893
Computer Sciences Corp.*	8,000	354,400
Dell, Inc.*	131,400	1,804,122
Hewlett-Packard Co.	136,500	5,275,725
International Business Machines Corp.	70,850	7,398,157
Isilon Systems, Inc.*	25,800	109,392
Palm, Inc.*(a)	33,700	558,409
SanDisk Corp.*(a)	66,500	976,885

		24,693,187

Computer Services & Software — 3.1%
Activision Blizzard, Inc.*	32,054	404,842
American Reprographics Co.*	22,500	187,200
Art Technology Group, Inc.*	45,000	171,000
Autodesk, Inc.*	149,500	2,837,510
Automatic Data Processing, Inc.	28,500	1,010,040
Avid Technology, Inc.*(a)	9,900	132,759
Cadence Design Systems, Inc.*	32,200	189,980
Cisco Systems, Inc.*	211,100	3,934,904
Electronic Arts, Inc.*	25,300	549,516
EMC Corp.*	125,400	1,642,740
F5 Networks, Inc.*	12,000	415,080
FactSet Research Systems, Inc.(a) .	4,000	199,480
Fiserv, Inc.*(a)	13,100	598,670
Global Payments, Inc.	7,400	277,204
Jack Henry & Associates, Inc.	13,700	284,275
Logica PLC (United Kingdom)	147,479	192,131
Microsoft Corp.	551,700	13,113,909
NetApp, Inc.*(a)	17,400	343,128
NS Solutions Corp. (Japan)	16,500	264,396
Oracle Corp.	2,200	47,124
Red Hat, Inc.*	109,680	2,207,859
Salary.com, Inc.*	17,200	52,116
salesforce.com, Inc.*(a)	19,900	759,583
SYNNEX Corp.*	10,300	257,397
Tech Data Corp.*	8,700	284,577
Websense, Inc.*	12,500	223,000

		30,580,420

Conglomerates — 0.4%
Altria Group, Inc.	134,400	2,202,816
DCC PLC (Ireland)	44,959	928,252
Hutchison Whampoa Ltd. (Hong Kong)	92,400	601,075
Jardine Cycle & Carriage Ltd. (Singapore)	33,000	435,572

		4,167,715

Construction — 0.4%
Carillion PLC (United Kingdom)	139,044	578,148
China Railway Construction Corp. (Class H Stock) (China)	640,000	982,137
Fluor Corp.(a)	13,600	697,544
Insituform Technologies, Inc. (Class A Stock)*	12,600	213,822
KB Home	9,100	124,488
McDermott International, Inc. (Panama)*	22,400	454,944
Toll Brothers, Inc.*(a)	13,900	235,883
Vulcan Materials Co.(a)	17,000	732,700

		4,019,666

Consumer Products & Services — 2.6%
Avon Products, Inc.	65,500	1,688,590
Clorox Co.(a)	20,700	1,155,681
Colgate-Palmolive Co.	11,400	806,436
Fortune Brands, Inc.	8,500	295,290

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Consumer Products & Services (cont’d.)
Harman International Industries, Inc.(a)	4,000	$75,200
Johnson & Johnson	154,546	8,778,213
Kimberly-Clark Corp.	40,500	2,123,415
L’Oreal SA (France)	13,549	1,017,040
Procter & Gamble Co.	180,755	9,236,562
Rent-A-Center, Inc.*	13,800	246,054

		25,422,481

Containers & Packaging
Owens-Illinois, Inc.*	1,200	33,612

Distribution/Wholesale — 0.4%
Fastenal Co.(a)	3,700	122,729
Fossil, Inc.*(a)	8,700	209,496
Genuine Parts Co.	4,500	151,020
Mitsubishi Corp. (Japan)	66,100	1,219,758
Mitsui & Co. Ltd. (Japan)	61,100	724,015
Pool Corp.(a)	12,612	208,855
Taleo Corp. (Class A Stock)*	8,700	158,949
Tyco International Ltd. (Switzerland)	23,450	609,231

		3,404,053

Diversified Financial Services
NASDAQ OMX Group, Inc. (The)*	9,500	202,445

Diversified Manufacturing
John Bean Technologies Corp.	1,524	19,081

Diversified Operations — 1.5%
3M Co.	53,700	3,227,370
A.O. Smith Corp.(a)	8,700	283,359
Danaher Corp.	39,100	2,414,034
Deere & Co.	40,900	1,633,955
General Electric Co.	458,300	5,371,276
Honeywell International, Inc.	51,800	1,626,520
Koppers Holdings, Inc.	10,300	271,611

		14,828,125

Electric — 0.3%
AES Corp. (The)*	58,500	679,185
Edison International	8,300	261,118
NiSource, Inc.	7,900	92,114
NRG Energy, Inc.*(a)	74,200	1,926,232
RRI Energy, Inc.*(a)	30,900	154,809

		3,113,458

Electric – Integrated — 0.6%
Allegheny Energy, Inc.	24,100	618,165
American Electric Power Co., Inc.	47,700	1,378,053
Duke Energy Corp.	60,300	879,777
Exelon Corp.	19,500	998,595
Pinnacle West Capital Corp.	10,000	301,500
Progress Energy, Inc.(a)	14,400	544,752
Scottish & Southern Energy PLC (United Kingdom)	63,902	1,202,266

		5,923,108

Electronic Components & Equipment — 1.1%
Advanced Energy Industries, Inc.*	16,100	144,739
Agilent Technologies, Inc.*	25,400	515,874
American Science & Engineering, Inc.	3,700	255,744
AVX Corp.	17,100	169,803
Belden, Inc.	3,350	55,945
CyberOptics Corp.*	9,400	53,580
Emerson Electric Co.	25,900	839,160
Energizer Holdings, Inc.*	6,200	323,888
Fanuc Ltd. (Japan)	4,300	344,586
General Cable Corp.*(a)	5,000	187,900
Gentex Corp.	21,100	244,760
Hosiden Corp. (Japan)	35,100	448,954
Koninklijke (Royal) Philips Electronics NV (Netherlands)	34,413	635,370
LG Display Co. Ltd. (South Korea)	20,310	506,441
Mitsubishi Electric Corp. (Japan)	187,000	1,181,864
Nikon Corp. (Japan)	32,000	553,618
Nippon Electric Glass Co. Ltd. (Japan)	90,000	1,006,153
Plexus Corp.*(a)	6,600	135,036
Samsung Electronics Co. Ltd. (South Korea)	1,111	513,687
Tyco Electronics Ltd. (Switzerland)	83,450	1,551,336
Venture Corp. Ltd. (Singapore)	41,000	196,725
Wacom Co. Ltd. (Japan)	251	508,188
Waters Corp.*(a)	6,600	339,702

		10,713,053

Energy Services — 0.2%
Covanta Holding Corp.*	13,700	232,352
Foundation Coal Holdings, Inc.	6,900	193,959
Iberdrola Renovables SA (Spain)*	236,758	1,085,429

		1,511,740

Entertainment & Leisure — 0.3%
Ascent Media Corp.*	2,262	60,124
International Game Technology(a)	25,700	408,630
Nintendo Co. Ltd. (Japan)	3,400	940,967
Walt Disney Co. (The)	80,300	1,873,399

		3,283,120

Environmental Services — 0.5%
Republic Services, Inc.	143,065	3,492,217
Stericycle, Inc.*(a)	19,000	979,070
Waste Connections, Inc.*	7,350	190,438

		4,661,725

Farming & Agriculture — 0.3%
Alliance One International, Inc.*	30,000	114,000
Bunge Ltd. (Bermuda)(a)	5,200	313,300
Monsanto Co.	34,700	2,579,598

		3,006,898

Financial – Bank & Trust — 3.4%
Allied Irish Banks PLC (Ireland)	173,578	417,118
Australia & New Zealand Banking Group Ltd. (Australia)	80,475	1,066,494
Banco Santander SA (Spain)	122,933	1,486,039
Bank of America Corp.	512,591	6,766,201

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
Bank of Yokohama Ltd. (The) (Japan)	119,000	$636,957
BankAtlantic Bancorp, Inc. (Class A Stock)	5,840	22,542
Barclays PLC, ADR (United Kingdom)*(a)	63,000	1,161,720
BNP Paribas (France)	24,697	1,610,557
Brooklyn Federal Bancorp, Inc.	1,500	16,875
Charter International PLC (United Kingdom)	40,214	286,712
Citizens Republic Bancorp, Inc.*	19,000	13,490
City National Corp.(a)	5,200	191,516
Close Brothers Group PLC (United Kingdom)	28,432	307,868
Commerce Bancshares, Inc.(a)	8,545	271,987
Cooperative Bankshares, Inc.*	19,000	—
DBS Group Holdings Ltd. (Singapore)	87,862	712,310
Deutsche Bank AG (Germany)	13,110	796,969
Deutsche Boerse AG (Germany)	6,731	523,840
East West Bancorp, Inc.(a)	7,200	46,728
Essa Bancorp, Inc.	3,700	50,579
Fifth Third Bancorp	107,400	762,540
First Financial Defiance Financial Corp.	3,500	45,500
First Horizon National Corp.*(a)	36,354	436,244
Glacier Bancorp, Inc.	13,700	202,349
Intesa Sanpaolo SpA (Italy)*	235,046	759,558
Louisiana Bancorp, Inc.*	3,000	40,050
Macquarie Group Ltd. (Australia)	20,992	657,189
Mutualfirst Financial, Inc.	1,700	15,232
Nordea Bank AB (Sweden)	117,819	936,352
Northern Trust Corp.	25,200	1,352,736
Pinnacle Financial Partners, Inc.*(a)	7,400	98,568
Popular, Inc. (Puerto Rico)(a)	25,800	56,760
Sandy Spring Bancorp, Inc.	9,800	144,060
Signature Bank*(a)	8,600	233,232
State Street Corp.	38,000	1,793,600
Sumitomo Mitsui Financial Group, Inc. (Japan)	12,700	513,909
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	138,000	740,492
Suncorp-Metway Ltd. (Australia)	58,948	316,935
SunTrust Banks, Inc.	9,400	154,630
Swedbank AB (Class A Stock) (Sweden)*	73,926	432,178
TCF Financial Corp.(a)	3,700	49,469
UCBH Holdings, Inc.	26,400	33,264
Wells Fargo & Co.(a)	285,224	6,919,534
Westamerica Bancorp	5,200	257,972

		33,338,855

Financial Services — 3.3%
Allied Nevada Gold Corp.*	17,200	138,632
American Express Co.	58,700	1,364,188
Ameriprise Financial, Inc.	28,200	684,414
Bank of New York Mellon Corp. (The)	57,500	1,685,325
BlackRock, Inc.(a)	800	140,336
Charles Schwab Corp. (The)(a)	71,200	1,248,848
China Citic Bank (Class H Stock) (China)	2,130,000	1,373,386
CME Group, Inc.	3,070	955,108
E*Trade Financial Corp.*	511,900	655,232
Eaton Vance Corp.	8,600	230,050
Franklin Resources, Inc.	2,400	172,824
Goldman Sachs Group, Inc. (The)	32,400	4,777,056
Heartland Payment Systems, Inc.	13,700	131,109
Interactive Brokers Group, Inc. (Class A Stock)*	4,500	69,885
IntercontinentalExchange, Inc.*(a)	3,500	399,840
Invesco Ltd. (Bermuda)(a)	43,000	766,260
JPMorgan Chase & Co.	247,468	8,441,133
Kentucky First Federal Bancorp	3,400	41,310
Marshall & Ilsley Corp.	70,100	336,480
MasterCard, Inc. (Class A Stock)(a)	4,700	786,357
Moody’s Corp.(a)	11,500	303,025
Morgan Stanley(a)	65,800	1,875,958
Raymond James Financial, Inc.	12,300	211,683
SLM Corp.*	128,600	1,320,722
Societe Generale (France)	11,443	628,116
Stifel Financial Corp.*(a)	5,800	278,922
U.S. Bancorp	143,400	2,569,728
Visa, Inc. (Class A Stock)	11,800	734,668
Waddell & Reed Financial, Inc. (Class A Stock)(a)	8,600	226,782

		32,547,377

Food — 1.7%
Archer-Daniels-Midland Co.	24,600	658,542
Campbell Soup Co.	18,100	532,502
Compass Group PLC (United Kingdom)	92,017	519,408
Dairy Crest Group PLC (United Kingdom)	98,757	522,626
Goodman Fielder Ltd. (Australia)	289,083	303,261
House Foods Corp. (Japan)	19,500	283,112
J.M. Smucker Co. (The)	15,189	739,097
Kellogg Co.	13,300	619,381
Kraft Foods, Inc. (Class A Stock)	106,385	2,695,796
Kroger Co. (The)	30,200	665,910
Nestle SA (Switzerland)	98,860	3,732,800
Sysco Corp.	35,900	807,032
Tesco PLC (United Kingdom)	360,471	2,105,095
Tootsie Roll Industries, Inc.	10,470	237,564
Unilever PLC (United Kingdom)	69,158	1,625,356
Whole Foods Market, Inc.(a)	8,500	161,330

		16,208,812

Hand/Machine Tools
Stanley Works (The)(a)	5,700	192,888

Healthcare Services — 0.7%
Advisory Board Co. (The)*	8,700	223,590
AMERIGROUP Corp.*(a)	7,300	196,005
Community Health Systems, Inc.*	5,900	148,975
Covance, Inc.*(a)	6,200	305,040
Edwards Lifesciences Corp.*	4,500	306,135

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
Healthways, Inc.*	5,100	$68,595
Humana, Inc.*	13,600	438,736
LifePoint Hospitals, Inc.*(a)	10,300	270,375
Medco Health Solutions, Inc.*	31,900	1,454,959
Omnicare, Inc.	8,800	226,688
UnitedHealth Group, Inc.	54,100	1,351,418
WellPoint, Inc.*	43,500	2,213,715

		7,204,231

Hotels & Motels — 0.3%
Choice Hotels International, Inc.	7,500	199,575
Gaylord Entertainment Co.*	5,000	63,550
Marriott International, Inc. (Class A Stock)(a)	64,437	1,422,122
MGM Mirage*(a)	101,772	650,323
Starwood Hotels & Resorts Worldwide, Inc.(a)	9,300	206,460

		2,542,030

Industrial Products — 0.3%
Actuant Corp. (Class A Stock)	9,600	117,120
Culp, Inc.*	7,700	38,500
Foster Wheeler AG (Switzerland)*(a)	9,100	216,125
Harsco Corp.	8,200	232,060
Illinois Tool Works, Inc.	13,300	496,622
Makita Corp. (Japan)	11,500	278,283
Mohawk Industries, Inc.*(a)	3,300	117,744
Myers Industries, Inc.	12,400	103,168
Nucor Corp.	21,100	937,473
Precision Castparts Corp.	3,200	233,696

		2,770,791

Insurance — 2.2%
Aetna, Inc.	20,700	518,535
Aflac, Inc.	37,100	1,153,439
Aon Corp.	39,800	1,507,226
Assurant, Inc.	24,200	582,978
Aviva PLC (United Kingdom)	59,237	333,526
AXA SA (France)	51,508	974,891
Chubb Corp.	33,800	1,347,944
CIGNA Corp.	20,000	481,800
CNP Assurances SA (France)	13,750	1,315,603
Employers Holdings, Inc.	8,600	116,530
Everest Re Group Ltd. (Bermuda)	3,600	257,652
Hartford Financial Services Group, Inc. (The)	12,100	143,627
Infinity Property & Casualty Corp.	5,300	193,238
ING Groep NV, ADR (Netherlands)	29,837	302,281
Lincoln National Corp.(a)	29,600	509,416
Loews Corp.	27,000	739,800
Markel Corp.*	800	225,360
Marsh & McLennan Cos., Inc.(a)	29,900	601,887
MetLife, Inc.	49,900	1,497,499
Muenchener Rueckversicherungs Gesellschaft AG (Germany)	10,031	1,355,245
Principal Financial Group, Inc.	19,000	357,960
ProAssurance Corp.*	5,200	240,292
Prudential PLC (United Kingdom)	108,798	743,684
QBE Insurance Group Ltd. (Australia)	61,939	991,153
SeaBright Insurance Holdings, Inc.*	13,700	138,781
Selective Insurance Group, Inc.	8,500	108,545
Sony Financial Holdings, Inc. (Japan)	197	543,162
StanCorp Financial Group, Inc.	7,300	209,364
Sun Life Financial, Inc. (Canada)(a)	38,000	1,022,960
Tokio Marine Holdings, Inc. (Japan)	18,500	507,947
Travelers Cos., Inc. (The)	48,399	1,986,295
W.R. Berkely Corp.	3,500	75,145
White Mountains Insurance Group Ltd. (Bermuda)	200	45,782

		21,129,547

Internet Services — 1.4%
Amazon.com, Inc.*(a)	41,600	3,480,256
Ariba, Inc.*	13,700	134,808
Blue Coat Systems, Inc.*	7,500	124,050
Digital River, Inc.*	3,800	138,016
Expedia, Inc.*(a)	60,200	909,622
Google, Inc. (Class A Stock)*	13,800	5,817,942
Juniper Networks, Inc.*(a)	71,700	1,692,120
Monster Worldwide, Inc.*(a)	10,300	121,643
RightNow Technologies, Inc.*	5,300	62,540
VeriSign, Inc.*(a)	58,000	1,071,840

		13,552,837

Iron & Steel — 0.1%
Cliffs Natural Resources, Inc.	6,900	168,843
United States Steel Corp.	11,100	396,714

		565,557

Machinery & Equipment — 0.3%
Alstom SA (France)	14,288	848,375
Applied Industrial Technologies, Inc.	12,400	244,280
Baldor Electric Co.	7,500	178,425
Joy Global, Inc.	7,500	267,900
Modec, Inc. (Japan)	15,700	275,703
Nordson Corp.	7,500	289,950
Rockwell Automation, Inc.	19,200	616,704
Toshiba Machine Co. Ltd. (Japan)	50,000	184,545

		2,905,882

Media — 1.1%
Cablevision Systems Corp. (Class A Stock)	45,700	887,037
DIRECTV Group, Inc. (The)*(a)	6,600	163,086
Discovery Communications, Inc. (Class A Stock)*	21,626	487,666
Discovery Communications, Inc. (Class C Stock)*	42,126	864,847
DISH Network Corp. (Class A Stock)*	10,300	166,963
Informa PLC (United Kingdom)	50,279	181,154
Jupiter Telecommunications Co. Ltd. (Japan)	1,286	975,469
Liberty Global, Inc. (Class A Stock)*	13,332	211,846

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Media (cont’d.)
Liberty Media Corp. – Entertainment (Class A Stock) (Tracking Stock)*	6,300	$168,525
News Corp. (Class A Stock)	32,900	299,719
Sanoma Oyj (Finland)	41,310	640,592
Scripps Networks Interactive, Inc. (Class A Stock)	6,500	180,895
Time Warner Cable, Inc.	78,590	2,488,945
Time Warner, Inc.	96,133	2,421,590
Viacom, Inc. (Class B Stock)*	12,700	288,290

		10,426,624

Medical Products — 0.1%
Boston Scientific Corp.*	25,100	254,514
Intuitive Surgical, Inc.*(a)	2,500	409,150

		663,664

Medical Supplies & Equipment — 2.6%
Abbott Laboratories	81,400	3,829,056
Amgen, Inc.*	61,100	3,234,634
Aspect Medical Systems, Inc.*	18,400	108,744
Baxter International, Inc.	43,100	2,282,576
Becton, Dickinson and Co.	7,600	541,956
C.R. Bard, Inc.	8,700	647,715
Charles River Laboratories International, Inc.*	3,200	108,000
Computer Programs & Systems, Inc.	6,500	249,015
Covidien Ltd. (Ireland)	37,050	1,387,152
DaVita, Inc.*	11,700	578,682
DENTSPLY International, Inc.	9,100	277,732
Elekta AB (Class B Stock) (Sweden)	63,190	928,401
Eli Lilly & Co.	53,500	1,853,240
Fresenius SE (PRFC Shares) (Germany)	15,254	825,291
Gen-Probe, Inc.*	4,300	184,814
Genzyme Corp.*(a)	2,700	150,309
Henry Schein, Inc.*	7,400	354,830
Hologic, Inc.*	12,740	181,290
Life Technologies Corp.*(a)	7,900	329,588
Martek Biosciences Corp.*	5,100	107,865
McKesson Corp.	30,700	1,350,800
Medtronic, Inc.	73,500	2,564,415
Micrus Endovascular Corp.*	13,500	122,040
ResMed, Inc.*	7,400	301,402
St. Jude Medical, Inc.*	30,200	1,241,220
STERIS Corp.	12,400	323,392
Stryker Corp.(a)	19,700	782,878
Techne Corp.	4,600	293,526
Terumo Corp. (Japan)	12,500	551,089
Thoratec Corp.*(a)	8,800	235,664

		25,927,316

Metals & Mining — 1.0%
AK Steel Holding Corp.	11,700	224,523
Arch Coal, Inc.(a)	10,300	158,311
BHP Billiton Ltd. (Australia)	55,679	1,525,376
BHP Billiton PLC (United Kingdom)	18,400	414,710
Carpenter Technology Corp.	5,200	108,212
CONSOL Energy, Inc.	21,100	716,556
Freeport-McMoRan Copper & Gold, Inc.	31,545	1,580,720
Haynes International, Inc.*	3,600	85,320
Kobe Steel Ltd. (Japan)	284,000	528,926
Newmont Mining Corp.	27,000	1,103,490
Peabody Energy Corp.	13,600	410,176
Rio Tinto Ltd. (Australia)	14,986	625,985
Rio Tinto Ltd. (New Shares) (Australia)*	7,868	330,936
SSAB Svenskt Stal AB (Class A Stock) (Sweden)	62,443	729,309
Steel Dynamics, Inc.	17,200	253,356
Umicore (Belgium)	22,806	519,868
Westmoreland Coal Co.*	10,300	83,430

		9,399,204

Office Equipment
Canon, Inc. (Japan)	10,450	341,339
Herman Miller, Inc.	7,500	115,050

		456,389

Oil & Gas — 7.5%
ABB Ltd. (Switzerland)*	31,040	490,143
Baker Hughes, Inc.	29,000	1,056,760
Beach Petroleum Ltd. (Australia)	814,741	515,117
BG Group PLC (United Kingdom)	37,988	639,705
BJ Services Co.	37,800	515,214
BP PLC (United Kingdom)	20,627	162,991
BP PLC, ADR (United Kingdom)(a)	37,000	1,764,160
Cabot Oil & Gas Corp.	20,800	637,312
Chevron Corp.	119,822	7,938,208
China Oilfield Services Ltd. (Class H Stock) (China)	1,022,000	1,101,224
Complete Production Services, Inc.*	17,400	110,664
Concho Resources, Inc.*(a)	8,800	252,472
ConocoPhillips	56,100	2,359,566
Devon Energy Corp.	16,900	921,050
Diamond Offshore Drilling, Inc.(a)	3,100	257,455
EOG Resources, Inc.	22,800	1,548,576
Exxon Mobil Corp.	285,266	19,942,946
FMC Technologies, Inc.*(a)	28,118	1,056,675
Forest Oil Corp.*	8,700	129,804
Fugro NV (Netherlands)	8,237	343,030
GDF Suez (France)	24,141	903,654
GeoMet, Inc.*	44,700	49,170
Halliburton Co.	18,700	387,090
Helmerich & Payne, Inc.	10,300	317,961
Hess Corp.	14,800	795,500
Holly Corp.	8,800	158,224
Hong Kong & China Gas Co. Ltd. (Hong Kong)	368,400	773,339
Mariner Energy, Inc.*	6,900	81,075
Murphy Oil Corp.	38,700	2,102,184
National Fuel Gas Co.	8,700	313,896
Newfield Exploration Co.*	40,100	1,310,067
Occidental Petroleum Corp.	40,600	2,671,886
Praxair, Inc.	30,300	2,153,421
Range Resources Corp.	7,500	310,575

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	49,900	$2,537,914
Saipem SpA (Italy)	35,292	862,242
Schlumberger Ltd. (Netherlands)	95,300	5,156,683
Sempra Energy	17,300	858,599
Smith International, Inc.	30,100	775,075
Southwestern Energy Co.*	22,800	885,780
StatoilHydro ASA (Norway)	80,200	1,584,204
Subsea 7, Inc. (Cayman Islands)*	57,600	590,898
Suncor Energy, Inc. (Canada)	32,700	992,118
Sunoco, Inc.	3,100	71,920
Total SA (France)	29,257	1,585,751
Ultra Petroleum Corp. (Canada)*	8,700	339,300
Valero Energy Corp.	36,500	616,485
Whiting Petroleum Corp.*	5,200	182,832
XTO Energy, Inc.	58,916	2,247,056

		73,357,971

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	16,731	423,127
Domtar Corp.*	2,866	47,518
International Paper Co.(a)	47,000	711,110
MeadWestvaco Corp.	12,200	200,202
Weyerhaeuser Co.	14,600	444,278

		1,826,235

Pharmaceuticals — 3.8%
Alkermes, Inc.*	13,700	148,234
Allergan, Inc.	29,000	1,379,820
Astellas Pharma, Inc. (Japan)	19,600	692,118
Biogen Idec, Inc.*	15,400	695,310
BioMarin Pharmaceutical, Inc.*(a)	8,600	134,246
Bristol-Myers Squibb Co.(a)	113,400	2,303,154
Cardinal Health, Inc.	5,800	177,190
Celgene Corp.*(a)	39,800	1,904,032
Cephalon, Inc.*(a)	5,300	300,245
Chugai Pharmaceutical Co. Ltd. (Japan)	21,800	414,829
CSL Ltd. (Australia)	42,036	1,086,891
Elan Corp. PLC, ADR (Ireland)*	26,600	169,442
Express Scripts, Inc.*	23,600	1,622,500
Gilead Sciences, Inc.*	77,400	3,625,416
GlaxoSmithKline PLC (United Kingdom)	9,997	176,580
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	55,000	1,943,700
Hospira, Inc.*	5,700	219,564
Human Genome Sciences, Inc.*	58,800	168,168
Kobayashi Pharmaceutical Co. Ltd. (Japan)	11,900	450,352
Medicines Co. (The)*	8,600	72,154
Medicis Pharmaceutical Corp. (Class A Stock)	7,500	122,400
Merck & Co., Inc.(a)	143,800	4,020,648
Merck KGaA (Germany)	5,026	511,425
Pfizer, Inc.	152,985	2,294,775
Roche Holding AG (Switzerland)	17,489	2,382,915
Rohto Pharmaceutical Co. Ltd. (Japan)	35,000	395,899
Sanofi-Aventis SA (France)	32,451	1,917,526
Schering-Plough Corp.	120,400	3,024,448
Sepracor, Inc.*	9,100	157,612
Toho Pharmaceutical Co. Ltd. (Japan)	10,200	107,124
Valeant Pharmaceuticals International*(a)	12,500	321,500
Vertex Pharmaceuticals, Inc.*(a)	5,200	185,328
Warner Chilcott Ltd. (Class A Stock) (Bermuda)*	16,100	211,715
Wyeth	92,800	4,212,192

		37,549,452

Pipelines — 0.2%
Spectra Energy Corp.	68,200	1,153,944
Williams Cos., Inc.	51,300	800,793

		1,954,737

Printing & Publishing — 0.1%
McGraw-Hill Cos., Inc. (The)	17,900	538,969
Scholastic Corp.	7,400	146,446

		685,415

Real Estate — 0.3%
China Overseas Land & Investment Ltd. (Hong Kong)	358,160	826,630
Goldcrest Co. Ltd. (Japan)	12,770	335,625
Lennar Corp. (Class A Stock)	33,500	324,615
Mitsui Fudosan Co. Ltd. (Japan)	43,000	745,799
St. Joe Co. (The)*(a)	8,800	233,112

		2,465,781

Real Estate Investment Trusts — 0.7%
AMB Property Corp.(a)	16,300	306,603
Boston Properties, Inc.(a)	13,500	643,950
Camden Property Trust	8,800	242,880
Duke Realty Corp.(a)	32,700	286,779
EastGroup Properties, Inc.	7,500	247,650
Equity Residential Properties Trust(a)	41,400	920,322
Great Portland Estates PLC (United Kingdom)	91,784	332,616
Kimco Realty Corp.	17,600	176,880
LaSalle Hotel Properties	17,200	212,248
Mirvac Group (Australia)	460,229	398,804
Potlatch Corp.	9,560	232,212
Regency Centers Corp.	7,500	261,825
Simon Property Group, Inc.	25,996	1,336,982
SL Green Realty Corp.(a)	9,418	216,049
Unibail-Rodamco (France)	7,552	1,129,132
Weingarten Realty Investors	16,300	236,513

		7,181,445

Restaurants — 0.7%
McDonald’s Corp.	66,700	3,834,583

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Restaurants (cont’d.)
Mitchells & Butlers PLC (United Kingdom)*	69,044	$282,334
Sonic Corp.*(a)	10,325	103,560
Starbucks Corp.*(a)	80,100	1,112,589
Yum! Brands, Inc.	32,200	1,073,548

		6,406,614

Retail & Merchandising — 3.0%
A.C. Moore Arts & Crafts, Inc.*	24,700	92,872
American Eagle Outfitters, Inc.	12,400	175,708
Bed Bath & Beyond, Inc.*(a)	47,000	1,445,250
Best Buy Co., Inc.	4,500	150,705
BJ’s Wholesale Club, Inc.*	7,500	241,725
CarMax, Inc.*	13,700	201,390
Casey’s General Stores, Inc.	8,800	226,072
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	24,358	507,823
Costco Wholesale Corp.	8,900	406,730
CVS Caremark Corp.	108,976	3,473,065
Dick’s Sporting Goods, Inc.*(a)	9,600	165,120
Dollar Tree, Inc.*	5,200	218,920
Drugstore.com, Inc.*	58,900	107,198
Esprit Holdings Ltd. (Bermuda)	110,500	613,919
Gap, Inc. (The)	79,000	1,295,600
Harvey Norman Holdings Ltd. (Australia)	152,559	404,417
Hibbett Sports, Inc.*(a)	5,900	106,200
Home Depot, Inc. (The)(a)	114,100	2,696,183
Industria de Diseno Textil SA (Spain)	15,659	753,624
J. Crew Group, Inc.*	5,000	135,100
Kohl’s Corp.*	36,300	1,551,825
Lawson, Inc. (Japan)	18,100	796,690
Lowe’s Cos., Inc.(a)	161,500	3,134,715
N Brown Group PLC (United Kingdom)	119,704	423,750
Pantry, Inc. (The)*	5,000	83,000
PPR (France)	11,526	944,870
Ross Stores, Inc.	8,700	335,820
Staples, Inc.	10,000	201,700
SUPERVALU, Inc.	27,000	349,650
Tween Brands, Inc.*	5,800	38,744
Wal-Mart Stores, Inc.	136,300	6,602,372
Walgreen Co.(a)	45,500	1,337,700
Williams-Sonoma, Inc.(a)	10,300	122,261

		29,340,718

Schools — 0.1%
Apollo Group, Inc.
(Class A Stock)*(a)	6,200	440,944
Corinthian Colleges, Inc.*	16,200	274,266

		715,210

Semiconductors — 1.4%
Advanced Micro Devices, Inc.*(a)	114,400	442,728
Applied Materials, Inc.(a)	76,800	842,496
ASML Holding NV (Netherlands)	27,967	606,186
Broadcom Corp. (Class A Stock)*(a)	8,400	208,236
BTU International, Inc.*	15,500	81,220
Cymer, Inc.*	8,800	261,624
Hamamatsu Photonics KK (Japan)	23,800	456,433
Intel Corp.	360,400	5,964,620
Intersil Corp. (Class A Stock)	12,400	155,868
KLA-Tencor Corp.	10,600	267,650
Marvell Technology Group Ltd. (Bermuda)*(a)	16,200	188,568
Maxim Integrated Products, Inc.	21,200	332,628
MEMC Electronic Materials, Inc.*	10,900	194,129
Micron Technology, Inc.*(a)	95,500	483,230
National Semiconductor Corp.	39,300	493,215
NVIDIA Corp.*	45,400	512,566
Semtech Corp.*	17,500	278,425
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	350,000	583,511
Texas Instruments, Inc.(a)	16,700	355,710
Varian Semiconductor Equipment Associates, Inc.*(a)	11,900	285,481
Xilinx, Inc.(a)	19,600	401,016
Zoran Corp.*	16,112	175,621

		13,571,161

Telecommunications — 3.8%
Alcatel-Lucent (France)*	142,674	357,790
America Movil SAB de CV (Class L Stock), ADR (Mexico)(a)	28,700	1,111,264
American Tower Corp. (Class A Stock)*	29,235	921,780
AT&T, Inc.	405,817	10,080,494
Corning, Inc.	111,800	1,795,508
Crown Castle International Corp.*	48,600	1,167,372
Finisar Corp.*	70,500	40,185
France Telecom SA (France)	47,275	1,075,680
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)*	1,609,000	220,068
Hutchison Telecommunications International Ltd. (Cayman Islands)	1,586,000	368,422
Ixia*	25,300	170,522
JDS Uniphase Corp.*(a)	90,600	518,232
KDDI Corp. (Japan)	199	1,055,903
Leap Wireless International, Inc.*	3,700	121,841
MetroPCS Communications, Inc.*(a)	79,200	1,054,152
Motorola, Inc.	138,000	914,940
NII Holdings, Inc.*	16,700	318,469
Nokia Oyj (Finland)	41,140	602,585
NTELOS Holdings Corp.	12,500	230,250
Prysmian SpA (Italy)	39,990	602,760
QUALCOMM, Inc.	112,100	5,066,920
Quanta Services, Inc.*	7,100	164,223
SBA Communications Corp. (Class A Stock)*(a)	3,700	90,798
Sprint Nextel Corp.*	434,100	2,088,021
StarHub Ltd. (Singapore)	277,350	408,916
Tandberg ASA (Norway)	40,500	683,389
Telefonica SA (Spain)	101,281	2,300,059
Telestra Corp. Ltd. (Australia)	216,517	590,836

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Television Broadcasts Ltd. (Hong Kong)	72,000	$288,355
Verizon Communications, Inc.	14,200	436,366
Vodafone Group PLC, ADR (United Kingdom)(a)	130,692	2,547,187

		37,393,287

Tobacco — 0.6%
Philip Morris International, Inc.	138,400	6,037,008

Toys
Hasbro, Inc.	17,300	419,352

Transportation — 1.1%
Arriva PLC (United Kingdom)	77,495	518,707
Burlington Northern Santa Fe Corp.	10,400	764,816
C.H. Robinson Worldwide, Inc.(a)	13,600	709,240
Cargotec Corp. (Class B Stock) (Finland)	16,130	277,306
Central Japan Railway Co. (Japan)	92	565,569
CSX Corp.	23,900	827,657
Expeditors International of Washington, Inc.	11,800	393,412
Knight Transportation, Inc.	17,500	289,625
Nippon Yusen Kabushiki Kaisha (Japan)	81,000	348,801
Norfolk Southern Corp.(a)	12,200	459,574
Union Pacific Corp.	41,400	2,155,284
United Parcel Service, Inc. (Class B Stock)	58,000	2,899,420
UTi Worldwide, Inc. (British Virgin Islands)*	16,200	184,680

		10,394,091

Utilities — 1.5%
Alliant Energy Corp.	12,400	324,012
CenterPoint Energy, Inc.	77,300	856,484
Constellation Energy Group, Inc.	29,000	770,820
E.ON AG (Germany)	64,523	2,290,436
EDF Energies Nouvelles SA (France)	8,371	416,759
Entergy Corp.	21,800	1,689,936
FirstEnergy Corp.	30,700	1,189,625
FPL Group, Inc.	17,000	966,620
Great Plains Energy, Inc.(a)	18,900	293,895
Mirant Corp.*	14,100	221,934
OGE Energy Corp.	10,300	291,696
PPL Corp.	40,800	1,344,768
Public Service Enterprise Group, Inc.	39,700	1,295,411
SembCorp Industries Ltd. (Singapore)	415,911	862,465
Southern Co. (The)	21,000	654,360
Southwest Gas Corp.	12,400	275,404
Sumco Corp. (Japan)	41,600	591,015
TECO Energy, Inc.	56,000	668,080

		15,003,720

TOTAL COMMON STOCKS (cost $692,444,809)		630,479,631

PREFERRED STOCKS

Telecommunications
Lucent Technologies Capital Trust I, 7.75%, CVT	300	183,000

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%, CVT	8,550	11,457

TOTAL PREFERRED STOCKS (cost $365,000)		194,457

	Units
WARRANTS*
Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock), expiring on 02/05/12(g)	1,395	139
Anvil Holdings, Inc. (Class B Stock), expiring on 02/05/12(g)	1,550	47

TOTAL WARRANTS (cost $0)		186

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#
CORPORATE OBLIGATIONS — 10.6%

Advertising — 0.1%
Affinity Group, Inc.,
Gtd. Notes
9.00%	02/15/12		Caa1	$50	34,000
Interpublic Group of Cos., Inc.,
Sr. Unsec’d. Notes, 144A
10.00%	07/15/17		Ba3	50	50,375
Lamar Media Corp.,
Gtd. Notes
6.625%	08/15/15		Ba3	100	84,500
6.625%	08/15/15	(a)	B2	400	350,000
Omnicom Group, Inc.,
Notes
6.25%	07/15/19		Baa1	550	539,561
Visant Holding Corp.,
Gtd. Notes
7.625%	10/01/12		B1	50	49,875

					1,108,311

Aerospace — 0.1%
L-3 Communications Corp.,
Gtd. Notes
7.625%	06/15/12		Ba3	125	125,312
Moog, Inc.,
Sr. Sub. Notes
7.25%	06/15/18		Ba3	75	70,125
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
5.25%	07/15/19		A1	375	387,703
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17		A2	470	497,746
5.40%	05/01/35		A2	80	78,160

					1,159,046

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Airlines
American Airlines, Inc.,
Pass-Through Certificates
7.858%	04/01/13	Ba1	$75	$70,312
Delta Air Lines, Inc.,
Pass-Through Certificates
7.57%	05/18/12	BBB-(d)	75	71,625

				141,937

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
6.50%	11/15/13	A3	405	411,697
DaimlerChrysler NA Holding Corp.,
Gtd. Notes, MTN
1.466% (c)	08/03/09	A3	435	433,682

				845,379

Automotive Parts — 0.1%
Commercial Vehicle Group, Inc.,
Gtd. Notes
8.00%	07/01/13	Caa3	75	42,750
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.625%	12/01/11	B1	225	221,625
Sr. Unsec’d. Notes
10.50%	05/15/16	B1	200	202,000
Tenneco, Inc.,
Gtd. Notes
8.625%	11/15/14	Caa2	100	72,000
TRW Automotive, Inc.,
Gtd. Notes, 144A
7.00%	03/15/14	Caa2	25	18,000

				556,375

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,(g)
Gtd. Notes, 144A
5.375%	11/15/14	Baa2	405	408,612
7.20%	01/15/14	Baa2	275	295,659
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
4.875%	03/15/19	Aa3	405	416,152
Coca-Cola Enterprises, Inc.,
Sr. Unsec’d. Notes
4.25%	03/01/15	A3	600	606,777
Pepsico, Inc.,
Sr. Unsec’d. Notes
4.65%	02/15/13	Aa2	210	220,459
SABMiller PLC,
Gtd. Notes, 144A
(United Kingdom)(g)
6.20%	07/01/11	Baa1	210	221,446

				2,169,105

Biotechnology
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes, 144A
8.00%	09/15/16	Ba3	25	24,750
Genentech, Inc.,
Sr. Unsec’d. Notes
4.75%	07/15/15	AA-(d)	165	170,478

				195,228

Broadcasting — 0.1%
COX Communications, Inc.,
Notes, 144A(g)
6.25%	06/01/18	Baa3	409	404,309
Sr. Unsec’d. Notes, 144A(g)
8.375%	03/01/39	Baa3	240	267,596
Unsec’d. Notes
7.125%	10/01/12	Baa3	140	150,494
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14	B2	25	21,937

				844,336

Building Materials — 0.1%
CRH America, Inc.,
Gtd. Notes
6.00%	09/30/16	Baa1	230	204,683
Gibraltar Industries, Inc.,
Gtd. Notes
8.00%	12/01/15	B3	175	131,250
Lafarge SA,
Sr. Unsec’d. Notes (France)
6.15%	07/15/11	Baa3	155	156,664

				492,597

Cable Television — 0.1%
Comcast Corp.,
Gtd. Notes
5.70%	05/15/18	Baa1	255	256,370
CSC Holdings, Inc.,
Sr. Unsec’d. Notes
7.625%	04/01/11	Ba3	250	247,500
7.625%	07/15/18	Ba3	50	46,313
Sr. Unsec’d. Notes, 144A(a)
8.50%	04/15/14	Ba3	125	123,906
DirecTV Holdings LLC Directv Financing Co.,
Gtd. Notes
7.625%	05/15/16	Ba2	125	121,562
Echostar DBS Corp.,
Gtd. Notes
6.375%	10/01/11	Ba3	25	24,250
6.625%	10/01/14	Ba3	50	46,125
7.75%	05/31/15	Ba3	100	95,250
Univision Communications, Inc.,
Gtd. Notes, 144A, PIK
9.75%	03/15/15	Caa2	175	101,938
Sr. Sec’d. Notes
7.85%	07/15/11	B2	75	73,875
Sr. Sec’d. Notes, 144A
12.00%	07/01/14	B2	50	49,125

				1,186,214

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Chemicals — 0.1%
Ashland, Inc.,
Gtd. Notes, 144A
9.125%	06/01/17		Ba3	$25	$26,000
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
5.60%	12/15/36		A2	225	215,576
Huntsman LLC,
Sec’d. Notes
11.625%	10/15/10		Ba1	25	25,625
Invista,
Sr. Unsec’d. Notes, 144A
9.25%	05/01/12		Ba3	400	377,000
Nalco Co.,
Gtd. Notes
7.75%	11/15/11		Ba2	86	86,000
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes (Canada)
5.25%	05/15/14		Baa1	90	92,879

					823,080

Clothing & Apparel
Dyersburg Corp.,
Gtd. Notes(g)(i)
9.75%	09/01/07		NR	175	—

Commercial Services — 0.1%
ARAMARK Corp.,
Gtd. Notes
4.528% (c)	02/01/15		B3	250	203,125
Erac USA Finance Co.,
Bonds, 144A(g)
5.60%	05/01/15		Baa2	185	168,371
United Rentals North America, Inc.,
Gtd. Notes, 144A
10.875%	06/15/16		B2	75	72,000
Valassis Communications, Inc.,
Gtd. Notes
8.25%	03/01/15		B3	250	180,313

					623,809

Computer Services & Software — 0.1%
Seagate Technology HDD Holdings,
Gtd. Notes
6.80%	10/01/16		Ba3	25	21,437
Seagate Technology International,
Sec’d. Notes, 144A
10.00%	05/01/14		Ba1	75	77,344
Vivendi,
Notes, 144A (France)(g)
5.75%	04/04/13		Baa2	455	457,872

					556,653

Conglomerates — 0.1%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	(a)	Baa1	420	471,623
9.70%	11/10/18		Baa1	50	57,322

					528,945

Construction
Caterpillar, Inc.,
Sr. Unsec’d. Notes
8.25%	12/15/38		A2	40	49,563

Consumer Products & Services
Deluxe Corp.,
Sr. Unsec’d. Notes
7.375%	06/01/15		Ba2	500	400,000

Containers & Packaging
Clondalkin Acquisition BV,
Sr. Sec’d. Notes, 144A (Netherlands)
2.629% (c)	12/15/13		B1	50	34,250
Crown Americas LLC/Crown Americas Capital Corp. II,
Sr. Unsec’d. Notes, 144A
7.625%	05/15/17		B1	25	24,125
Graphic Packaging International, Inc.,
Gtd. Notes, 144A
9.50%	06/15/17		B3	25	24,625
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)
7.375%	05/15/16		Ba3	100	97,000
Plastipak Holdings, Inc.,
Sr. Notes, 144A
8.50%	12/15/15		B3	75	67,219
Sealed Air Corp.,
Sr. Notes, 144A
7.875%	06/15/17		Baa3	25	24,777
Silgan Holdings, Inc.,
Sr. Sub. Notes
6.75%	11/15/13		B1	25	23,938
Sr. Unsec’d. Notes, 144A
7.25%	08/15/16		Ba3	50	48,000
Solo Cup Co.,
Gtd. Notes
8.50%	02/15/14		Caa2	75	61,500
Sr. Sec’d. Notes, 144A
10.50%	11/01/13		B2	25	25,062

					430,496

Distribution/Wholesale
KAR Holdings, Inc.,
Gtd. Notes
10.00%	05/01/15		Caa1	125	102,500

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Diversified Operations — 0.2%
3M Co.,
Sr. Unsec’d. Notes, MTN
5.70%	03/15/37		Aa2	$205	$213,553
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
6.30%	05/01/14		Ba2	500	437,500
6.75%	05/01/12		Ba2	200	188,000
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17		A3	270	285,353
Danaher Corp.,
Sr. Unsec’d. Notes
5.40%	03/01/19		A2	125	129,025
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.30%	03/01/18		A2	310	323,751

					1,577,182

Electric — 0.3%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19		A2	160	167,039
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.75%	04/01/38		A3	160	179,587
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35		Baa2	190	143,545
Electricite de France,
Notes, 144A (France)(g)
6.95%	01/26/39		Aa3	250	280,677
NiSource Finance Corp.,
Gtd. Notes
7.875%	11/15/10		Baa3	25	25,822
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14		B1	150	145,500
7.375%	02/01/16		B1	75	70,969
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.80%	03/01/14		A3	115	121,070
6.35%	02/15/38	(a)	A3	280	302,885
Reliant Energy, Inc.,
Sr. Unsec’d. Notes(a)
7.875%	06/15/17		B2	125	111,875
San Diego Gas & Electric Co.,
First Mortgage
6.00%	06/01/39		A1	480	510,367
Sierra Pacific Resources,
Sr. Unsec’d. Notes
7.803%	06/15/12		Ba3	100	99,336
Texas Competitive Electric Holdings Co., LLC,
Gtd. Notes(a)
10.25%	11/01/15		Caa1	200	124,500
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.50%	12/15/10		Baa1	210	215,093

					2,498,265

Electronic Components & Equipment
STATS ChipPAC Ltd.,
Gtd. Notes (Singapore)
6.75%	11/15/11		Ba1	25	24,000

Entertainment & Leisure
AMC Entertainment, Inc.,
Sr. Notes, 144A
8.75%	06/01/19		B1	50	47,000
Cinemark USA, Inc.,
Gtd. Notes, 144A
8.625%	06/15/19		B3	25	24,688
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes, 144A
10.00%	12/15/15		CCC-(d)	25	15,250
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.50%	06/15/15		B3	125	106,875
Speedway Motorsports, Inc.,
Gtd. Notes
6.75%	06/01/13		Ba2	50	48,000
Sr. Unsec’d. Notes, 144A
8.75%	06/01/16		Ba1	25	25,312
Wynn Las Vegas Capital Corp.,
First Mortgage(a)
6.625%	12/01/14		Ba2	225	198,000

					465,125

Environmental Control — 0.1%
Allied Waste North America, Inc.,
Sr. Unsec’d. Notes
6.875%	06/01/17		Baa3	350	346,500
7.875%	04/15/13		Baa3	100	102,000
Casella Waste Systems, Inc.,
Gtd. Notes
9.75%	02/01/13		Caa1	100	90,000
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18		Baa3	465	458,186

					996,686

Equipment Services
RSC Equipment Rental, Inc.,
Sr. Sec’d. Notes, 144A
10.00%	07/15/17		B1	25	25,000

Farming & Agriculture — 0.1%
Alliance One International, Inc.,
Sr. Unsec’d. Notes, 144A
10.00%	07/15/16		B2	25	23,688

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Farming & Agriculture (cont’d.)
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17		Baa2	$530	$485,081

					508,769

Financial – Bank & Trust — 1.0%
BAC Capital Trust VI,
Bank Gtd. Notes
5.625%	03/08/35		Baa3	380	248,046
Bank of America Corp.,
Sr. Unsec’d. Notes
5.65%	05/01/18		A2	545	481,579
7.375%	05/15/14	(a)	A2	1,780	1,838,769
Sub. Notes
5.75%	08/15/16		A3	165	143,166
Barclays Bank PLC,
Sr. Unsec’d. Notes (United Kingdom)
6.75%	05/22/19		Aa3	255	252,902
BB&T Capital Trust II,
Bank Gtd. Notes
6.75%	06/07/36		A2	170	136,000
BB&T Corp.,
Sr. Unsec’d. Notes
5.70%	04/30/14		A1	750	766,074
Capital One Capital IV,
Gtd. Notes
6.745% (c)	02/05/82		Baa2	365	244,316
Capital One Financial Corp.,
Sr. Notes
7.375%	05/23/14		Baa1	225	232,016
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13		Baa1	350	343,958
Sub. Notes
8.25%	03/01/38		Baa2	215	164,583
GMAC LLC,
Gtd. Notes, 144A
8.00%	11/01/31		Ca	75	52,500
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36		A1	100	97,653
ING Bank NV,
Sub. Notes, 144A (Netherlands)(g)
5.125%	05/01/15		A1	250	222,362
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.30%	05/01/12		Baa2	250	193,792
5.45%	03/24/11		Baa2	650	544,931
6.625%	11/15/13		Baa2	500	384,854
Kinder Morgan Finance Co. ULC,
Gtd. Notes (Canada)
5.70%	01/05/16		Ba1	215	184,900
Nielsen Finance LLC/Nielsen Finance Co.,
Sr. Notes, 144A
11.50%	05/01/16		Caa1	75	72,938
Nielsen Finance LLC/Nielsen Finance Co.,
(Zero Coupon until 08/01/11)
Gtd. Notes
10.978% (s)	08/01/16		Caa1	75	48,188
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.625%	05/01/14		A1	300	308,282
5.30%	08/29/11		A1	114	121,205
5.50%	08/15/13		A1	225	238,545
Sub. Notes
4.60%	02/01/13		A1	115	118,231
PNC Funding Corp.,
Bank Gtd. Notes
5.625%	02/01/17		Baa1	165	152,918
Gtd. Notes
6.70%	06/10/19		A3	255	263,007
State Street Corp.,
Sr. Unsec’d. Notes
4.30%	05/30/14		A1	115	113,694
US Bancorp,
Sr. Notes
4.20%	05/15/14		Aa3	480	485,424
Wachovia Corp.,
Sr. Unsec’d. Notes(a)
5.75%	02/01/18		A1	495	486,142
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.875%	01/12/11		A1	190	195,619
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15		Aa3	250	237,059

					9,373,653

Financial Services — 2.2%
American Express Co.,
Sr. Unsec’d. Notes
5.25%	09/12/11		A3	175	176,564
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13		A2	665	660,324
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19		A3	540	552,587
Arch Western Finance LLC,
Sr. Sec’d. Notes
6.75%	07/01/13		B1	50	45,625
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
4.30%	05/15/14		Aa2	665	675,721
Sr. Unsec’d. Notes, MTN
4.50%	04/01/13		Aa2	315	320,553
Bank One Corp.,
Sub. Notes
5.25%	01/30/13		A1	635	640,717

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
5.85%	09/01/17		A2	$195	$198,549
CIT Group, Inc.,
Sr. Unsec’d. Notes, MTN
4.75%	12/15/10		Ba2	75	58,876
Citigroup, Inc.,
Sr. Notes
8.50%	05/22/19		A3	1,000	1,017,239
Sr. Unsec’d. Notes
5.50%	08/27/12		A3	620	600,795
5.50%	04/11/13		A3	375	351,467
6.125%	05/15/18		A3	100	87,466
Compton Petroleum Finance Corp.,
Gtd. Notes (Canada)
7.625%	12/01/13		Caa2	500	278,750
Couche-Tard Corp.,
Gtd. Notes
7.50%	12/15/13		Ba2	50	48,750
Countrywide Home Loans, Inc.,
Gtd. Notes, MTN
4.125%	09/15/09		A2	425	426,385
Credit Suisse,
Sr. Unsec’d. Notes (Switzerland)(a)
5.50%	05/01/14		Aa1	775	805,178
Credit Suisse Guernsey Ltd.,
Jr. Sub. Notes (Switzerland)
5.86% (c)	12/29/49		Aa3	210	136,500
Credit Suisse USA, Inc.,
Gtd. Notes (Switzerland)
5.50%	08/16/11		Aa1	135	142,807
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/13		B3	75	60,750
Sr. Unsec’d. Notes, PIK
12.50%	11/30/17		CC(d)	213	235,875
First Data Corp.,
Gtd. Notes, 144A(a)
9.875%	09/24/15		Caa1	150	106,500
Gtd. Notes, 144A, PIK
10.55%	09/24/15		Caa1	105	61,692
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.875%	06/15/10		Caa1	100	94,987
9.75%	09/15/10		Caa1	75	71,842
General Electric Capital Corp.,
Sr. Unsec’d. Notes(a)
4.80%	05/01/13		Aa2	125	125,136
5.90%	05/13/14		Aa2	1,980	2,020,909
Sr. Unsec’d. Notes, MTN
6.00%	06/15/12		Aa2	645	678,018
Goldman Sachs Group, Inc. (The),
Gtd. Notes
6.345%	02/15/34		A2	183	147,637
Notes, MTN
6.00%	05/01/14		A1	90	93,929
Sr. Unsec’d. Notes
6.15%	04/01/18		A1	460	447,845
6.60%	01/15/12		A1	125	133,091
7.50%	02/15/19		A1	620	663,879
Sub. Notes
6.75%	10/01/37		A2	810	720,085
HBOS PLC,
Sr. Sub. Notes, 144A (United Kingdom)(g)
6.00%	11/01/33		Baa2	170	101,571
Inergy LP Inergy Finance Corp.,
Gtd. Notes, 144A
8.75%	03/01/15		B1	25	24,438
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14		Baa2	126	116,622
6.25%	01/15/36		Baa2	150	103,481
8.50%	07/15/19		Baa2	305	302,551
John Deere Capital Corp.,
Sr. Unsec’d. Notes
7.00%	03/15/12		A2	200	219,631
Sr. Unsec’d. Notes, MTN
5.50%	04/13/17		A2	185	186,710
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.65%	06/01/14	(a)	Aa3	1,425	1,421,241
4.75%	05/01/13		Aa3	475	481,027
6.00%	01/15/18		Aa3	125	124,176
6.30%	04/23/19		Aa3	245	246,427
6.40%	05/15/38	(a)	Aa3	300	300,756
JPMorgan Chase Capital XXII,
Gtd. Notes
6.45%	01/15/87		A1	365	291,881
Lazard Group LLC,
Sr. Unsec’d. Notes
7.125%	05/15/15		Ba1	50	45,937
MBNA American Bank,
Sub. Notes, 144A(g)
7.125%	11/15/12		A1	80	84,289
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
5.45%	02/05/13		A2	355	345,520
Sub. Notes
7.75%	05/14/38		A3	335	311,183
Mizuho Capital Investment USD 1 Ltd.,
Sub. Notes, 144A (Cayman Islands)(g)
6.686% (c)	03/29/49		Baa1	66	49,952
Morgan Stanley,
Sr. Unsec’d. Notes
7.30%	05/13/19		A2	1,605	1,664,305
Sr. Unsec’d. Notes, MTN
6.00%	04/28/15		A2	625	623,368

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
MUFG Capital Finance 1 Ltd.,
Bank Gtd. Notes (Cayman Islands)
6.346% (c)	07/29/49	A2	$100	$87,541
Nuveen Investments, Inc.,
Sr. Notes, 144A
10.50%	11/15/15	Caa3	150	103,500
Sr. Unsec’d. Notes
5.50%	09/15/15	Caa3	150	76,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
9.25%	04/01/15	Caa2	25	22,625
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A3	120	93,202
SLM Corp.,
Sr. Unsec’d. Notes
5.45%	04/25/11	Ba1	100	92,000
Sr. Unsec’d. Notes, MTN
1.232%(c)	07/27/09	Ba1	120	119,489
5.125%	08/27/12	Ba1	120	102,643
5.375%	05/15/14	Ba1	25	20,093
8.45%	06/15/18	Ba1	350	299,420
Svensk Export Kredit AB,
Sr. Unsec’d. Notes (Sweden)
5.125%	03/01/17	Aa1	345	349,420
U.S. Bancorp,
Sr. Unsec’d. Notes
4.50%	07/29/10	Aa3	275	280,589
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3	250	279,196
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)(g)
5.50%	11/16/11	Baa2	165	161,934

				22,020,246

Food — 0.2%
B&G Foods Holding Corp.,
Gtd. Notes
8.00%	10/01/11	B2	125	124,062
General Mills, Inc.,
Sr. Unsec’d. Notes
5.25%	08/15/13	Baa1	155	163,710
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	05/15/17	B1	75	73,875
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Notes, 144A
11.625%	05/01/14	B1	25	23,625
Kellogg Co.,
Sr. Unsec’d. Notes
4.25%	03/06/13	A3	465	478,690
Kroger Co. (The),
Gtd. Notes
7.50%	01/15/14	Baa2	215	240,579
8.05%	02/01/10	Baa2	180	185,006
Sysco Corp.,
Sr. Unsec’d. Notes
5.25%	02/12/18	A1	$150	$152,418
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
8.25%	10/01/11	B2	50	51,249
Sr. Unsec’d. Notes, 144A
10.50%	03/01/14	Ba3	75	81,375

				1,574,589

Healthcare Services — 0.1%
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes(a)
9.875%	11/01/15	Caa1	50	47,750
Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3	150	147,000
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2	600	591,000
Health Management Associates, Inc.,
Sr. Unsec’d. Notes
6.125%	04/15/16	BB-(d)	75	64,313
Highmark, Inc.,
Notes, 144A(g)
6.80%	08/15/13	Baa2	145	134,247
Psychiatric Solutions, Inc.,
Sr. Sub. Notes, 144A
7.75%	07/15/15	B3	25	22,875
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.50%	06/01/12	Caa2	25	24,895
US Oncology, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	08/15/17	Ba3	50	49,625
Vanguard Health Holdings Co. I LLC,
(Zero Coupon Until 10/01/09)
Gtd. Notes
14.263% (s)	10/01/15	Caa1	25	24,375
Vanguard Health Holdings Co. II LLC,
Gtd. Notes
9.00%	10/01/14	Caa1	50	47,875
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11	Baa1	195	199,932

				1,353,887

Home Builders
MDC Holdings, Inc.,
Gtd. Notes(a)
5.50%	05/15/13	Baa3	260	251,649
NVR, Inc.,
Sr. Unsec’d. Notes(a)
5.00%	06/15/10	Baa3	85	84,616

				336,265

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Hotels & Motels
Ameristar Casinos, Inc.,
Sr. Unsec’d. Notes, 144A
9.25%	06/01/14		B2	$50	$51,000
Gaylord Entertainment Co.,
Gtd. Notes
6.75%	11/15/14		Caa2	50	37,375
Harrahs Operating Escrow LLC/Harrahs Escrow Corp.,
Sr. Sec’d. Notes, 144A
11.25%	06/01/17		Caa1	75	70,875
MGM Mirage, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	05/15/14		B1	25	25,937
11.125%	11/15/17		B1	125	132,500
13.00%	11/15/13		B1	50	54,750
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.875%	10/15/14		Ba1	100	94,000

					466,437

Information Technology Services
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11		A-(d)	100	101,875

Insurance — 0.3%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17		A3	165	164,294
5.90%	06/15/19		A3	90	90,212
Aflac, Inc.,
Sr. Notes
8.50%	05/15/19		A2	455	486,183
HUB International Holdings, Inc.,
Sr. Sub. Notes, 144A
10.25%	06/15/15		Caa1	100	73,625
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.75%	07/01/19		Baa2	120	121,216
MetLife, Inc.,
Sr. Unsec’d. Notes
6.125%	12/01/11		A2	200	209,373
6.75%	06/01/16		A2	185	188,340
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A(g)
6.60%	04/15/34		A3	105	63,096
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33		Baa2	120	90,246
Principal Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
5.125%	10/15/13		Aa3	185	178,735
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
1.416% (c)	10/06/13		A1	190	131,476
Transatlantic Holdings, Inc.,
Sr. Unsec’d. Notes
5.75%	12/14/15		A3	150	123,941
Travelers Cos, Inc. (The),
Sr. Unsec’d. Notes
5.90%	06/02/19		A2	500	515,118
Willis North America, Inc.,
Gtd. Notes
6.20%	03/28/17		Baa3	125	110,698

					2,546,553

Internet Services
Terremark Worldwide, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	06/15/17		B2	25	24,000

Media — 0.5%
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A (United Kingdom)
6.10%	02/15/18	(g)	Baa1	480	479,296
9.50%	11/15/18		Baa1	160	191,234
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18		Baa2	715	722,269
News America, Inc.,
Gtd. Notes(a)
6.15%	03/01/37		Baa1	1,435	1,217,068
Sinclair Broadcast Group, Inc.,
Gtd. Notes
8.00%	03/15/12		B3	100	67,000
Thomson Reuters Corp.,
Gtd. Notes (Canada)
6.50%	07/15/18		Baa1	320	331,082
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12		Baa2	430	444,448
7.30%	07/01/38	(a)	Baa2	670	697,956
Time Warner, Inc.,
Gtd. Notes
5.50%	11/15/11		Baa2	130	134,248
Viacom, Inc.,
Sr. Unsec’d. Notes
5.75%	04/30/11		Baa3	50	51,188
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
13.00%	08/01/14		Ca	100	81,375
Sr. Sec’d. Notes, 144A
11.25%	06/15/13		Caa1	75	74,438

					4,491,602

Medical Supplies & Equipment — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
6.40%	02/01/39		A3	90	95,729
Biomet, Inc.,
Gtd. Notes
11.625%	10/15/17		Caa1	75	73,500
DaVita, Inc.,
Gtd. Notes
6.625%	03/15/13		B1	500	471,250

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Medical Supplies & Equipment (cont’d.)
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.55%	03/15/37	A1	$535	$540,481
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A(a)
9.00%	07/15/15	Ba1	50	52,125
Medtronic, Inc.,
Sr. Unsec’d. Notes
4.75%	09/15/15	A1	445	468,035

				1,701,120

Metals & Mining — 0.4%
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
5.375%	06/01/13	Baa3	350	335,225
Barrick Gold Financeco LLC,
Gtd. Notes (Canada)
6.125%	09/15/13	Baa1	320	346,397
BHP Billiton Finance Ltd.,
Gtd. Notes (Australia)
5.40%	03/29/17	A1	172	179,656
CODELCO, Inc.,
Notes, 144A (Chile)(g)
7.50%	01/15/19	A1	115	133,067
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2	450	453,375
Hawk Corp.,
Sr. Unsec’d. Notes
8.75%	11/01/14	B3	50	49,563
Placer Dome, Inc.,
Sr. Unsec’d. Notes (Canada)
6.45%	10/15/35	Baa1	290	289,756
Reliance Steel & Aluminum Co.,
Gtd. Notes
6.20%	11/15/16	Baa3	75	60,828
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13	Baa1	350	352,193
8.95%	05/01/14	Baa1	300	333,374
Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Ba2	75	60,000
Steel Dynamics, Inc.,
Gtd. Notes
7.375%	11/01/12	Ba2	125	118,437
Teck Resources Ltd.,
Sr. Sec’d. Notes, 144A (Canada)
9.75%	05/15/14	Ba2	50	51,750
10.25%	05/15/16	Ba2	75	78,562
10.75%	05/15/19	Ba2	50	53,750
Tube City IMS Corp.,
Gtd. Notes
9.75%	02/01/15	Caa1	75	45,938
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.25%	01/23/17	Baa2	500	504,132
Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14	Ba2	25	24,188

				3,470,191

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2	80	79,781
5.65%	05/15/13	Baa2	365	360,528
6.35%	05/15/18	Baa2	310	276,675
6.75%	02/01/17	Baa2	400	364,000

				1,080,984

Oil & Gas — 1.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.50%	03/15/19	Baa2	125	145,981
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29	A2	200	210,271
Bill Barrett Corp.,
Gtd. Notes
9.875%	07/15/16	B1	50	47,586
Sr. Unsec’d. Notes
5.00%	03/15/28	B+(d)	26	23,563
Boardwalk Pipelines LLC,
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	230	217,041
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes (Canada)
6.25%	03/15/38	Baa2	250	246,530
Cie Generale de Geophysique-Veritas,
Sr. Notes, 144A (France)
9.50%	05/15/16	Ba3	100	99,750
Connacher Oil and Gas Ltd., (Canada)
Sec’d. Notes, 144A
10.25%	12/15/15	Caa2	125	75,000
Sr. Sec’d. Notes, 144A
11.75%	07/15/14	B1	25	24,000
ConocoPhillips,
Gtd. Notes(a)
6.00%	01/15/20	A1	1,000	1,070,705
Denbury Resources, Inc.,
Gtd. Notes
9.75%	03/01/16	B1	75	77,062
Devon Energy Corp.,
Sr. Notes
5.625%	01/15/14	Baa1	215	226,508
Devon Financing Corp. ULC,
Gtd. Notes (Canada)
7.875%	09/30/31	Baa1	120	141,301
Diamond Offshore Drilling, Inc.,
Notes
5.875%	05/01/19	Baa1	120	122,275
Sr. Unsec’d. Notes
4.875%	07/01/15	Baa1	150	147,515
5.15%	09/01/14	Baa1	125	127,225

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
EnCana Corp.,
Sr. Unsec’d. Notes (Canada)
5.90%	12/01/17		Baa2	$625	$640,716
6.50%	08/15/34		Baa2	250	252,812
Enterprise Products Operating LP,
Gtd. Notes
4.95%	06/01/10		Baa3	225	228,322
6.30%	09/15/17		Baa3	130	130,645
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17		A3	380	404,167
Ferrellgas Partners LP/Ferrellgas Partners Finance,
Sr. Unsec’d. Notes
8.75%	06/15/12		B2	300	279,000
Forest Oil Corp.,
Gtd. Notes
8.00%	12/15/11		B1	25	24,875
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A(g)
6.95%	06/01/16		Baa2	70	73,306
Helix Energy Solutions Group, Inc.,
Sr. Unsec’d. Notes
3.25%	12/15/25		NR	51	38,505
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		Baa2	235	254,892
8.125%	02/15/19		Baa2	100	113,845
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
6.50%	09/01/12		Ba1	75	73,313
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18		Baa1	490	491,289
6.00%	10/01/17		Baa1	260	264,738
6.60%	10/01/37		Baa1	100	96,760
Mariner Energy, Inc.,
Sr. Unsec’d. Notes
11.75%	06/30/16		B3	50	49,750
Nabors Industries, Inc.,
Gtd. Notes, 144A
6.15%	02/15/18		Baa1	120	115,195
9.25%	01/15/19	(g)	Baa1	230	265,185
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A (Trinidad)(g)
6.05%	01/15/36		A3	100	75,487
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18		Baa1	615	565,800
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16		B2	25	25,438
Petro-Canada,
Sr. Unsec’d. Notes (Canada)
6.80%	05/15/38		Baa2	125	122,589
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
5.875%	03/01/18		Baa1	290	285,044
7.875%	03/15/19		Baa1	105	114,450
Praxair, Inc.,
Sr. Unsec’d. Notes
5.20%	03/15/17		A2	175	174,918
Unsec’d. Notes
4.375%	03/31/14		A2	215	222,607
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.70%	12/01/36		A3	225	229,295
Quicksilver Resources, Inc.,
Sr. Notes
11.75%	01/01/16		B2	50	51,750
Range Resources Corp.,
Gtd. Notes
6.375%	03/15/15		Ba3	500	460,625
Sempra Energy,
Sr. Unsec’d. Notes
6.50%	06/01/16		Baa1	315	328,811
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17		Baa3	62	60,047
Sunoco, Inc.,
Sr. Unsec’d. Notes
5.75%	01/15/17		Baa2	150	145,303
9.625%	04/15/15		Baa2	235	264,151
Tesoro Corp.,
Gtd. Notes
9.75%	06/01/19		Ba1	75	74,063
Transocean, Ltd.,
Sr. Unsec’d. Notes (Switzerland)
5.25%	03/15/13		Baa2	215	222,945
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/17		Baa2	445	429,001
Weatherford International Ltd.,
Gtd. Notes (Bermuda)
9.625%	03/01/19		Baa1	175	205,871
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16		Baa2	315	318,903

					11,176,726

Packaging
Graham Packaging Co.,
Gtd. Notes
9.875%	10/15/14		Caa1	75	69,750

Paper & Forest Products
Boise Cascade LLC,
Gtd. Notes
7.125%	10/15/14		Caa1	110	58,025
Cellu Tissue Holdings, Inc.,
Sec’d. Notes, 144A
11.50%	06/01/14		B2	25	24,562
Clearwater Paper Corp.,
Sr. Unsec’d. Notes, 144A
10.625%	06/15/16		Ba3	25	25,500

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Paper & Forest Products (cont’d.)
Georgia-Pacific LLC,
Gtd. Notes, 144A
7.125%	01/15/17	Ba3	$150	$139,500
8.25%	05/01/16	Ba3	75	72,750
International Paper Co.,
Sr. Unsec’d. Notes
7.40%	06/15/14	Baa3	50	49,773
9.375%	05/15/19	Baa3	25	25,484

				395,594

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.462% (c)	10/02/09	Baa2	140	139,456
Express Scripts, Inc.,
Sr. Unsec’d. Notes
6.25%	06/15/14	Baa3	175	185,169
Teva Pharmaceutical Finance LLC,
Gtd. Notes
5.55%	02/01/16	Baa2	455	470,624
Valeant Pharmaceuticals International,
Sr. Unsec’d. Notes, 144A
8.375%	06/15/16	Ba3	25	24,813
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37	A3	180	186,215

				1,006,277

Pipelines — 0.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
6.05%	01/15/18	Baa2	145	131,758
Copano Energy LLC,
Gtd. Notes
8.125%	03/01/16	B1	75	70,875
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes
7.50%	06/01/15	B3	325	270,969
El Paso Corp.,
Sr. Unsec’d. Notes
8.25%	02/15/16	Ba3	75	72,937
12.00%	12/12/13	Ba3	100	110,000
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3	62	59,678
Magellan Midstream Partners LP,
Gtd. Notes
6.55%	07/15/19	Baa2	95	97,518
TEPPCO Partners LP,
Gtd. Notes
7.55%	04/15/38	Baa3	500	519,180
TransCanada Pipelines Ltd.,
Sr. Unsec’d. Notes (Canada)
7.125%	01/15/19	A3	70	78,959
Williams Cos., Inc.,
Sr. Unsec’d. Notes, 144A
8.75%	01/15/20	Baa3	50	52,125

				1,463,999

Printing & Publishing
Local Insight Regatta Holdings, Inc.,
Gtd. Notes
11.00%	12/01/17	Caa3	50	13,250
Sun Media Corp.,
Gtd. Notes (Canada)
7.625%	02/15/13	Ba2	50	33,063

				46,313

Real Estate — 0.1%
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2	205	184,371
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2	85	68,861
WEA Finance LLC,
Gtd. Notes, 144A(g)
7.50%	06/02/14	A2	250	247,882

				501,114

Real Estate Investment Trusts — 0.2%
AMB Property LP,
Gtd. Notes, MTN
6.30%	06/01/13	Baa1	175	162,287
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1	125	126,721
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1	150	142,407
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
6.00%	07/15/12	Baa1	120	116,842
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	130	97,036
Host Hotels and Resorts LP,
Gtd. Notes
6.75%	06/01/16	Ba1	75	65,062
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2	125	92,374
Simon Property Group LP,
Sr. Unsec’d. Notes
5.75%	12/01/15	A3	535	492,726
6.75%	05/15/14	A3	215	216,033
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
6.50%	06/01/16	Ba1	50	44,813

				1,556,301

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Restaurants
Real Mex Restaurants, Inc.,
Sr. Sec’d. Notes
10.00%	04/01/10		B3	$25	$21,250

Retail & Merchandising — 0.3%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
Sr. Unsec’d. Notes
7.125%	05/20/16		Ba3	400	366,000
Brinker International, Inc.,
Unsec’d. Notes
5.75%	06/01/14		Ba2	25	22,509
Brown Shoe Co., Inc.,
Gtd. Notes
8.75%	05/01/12		B3	25	22,750
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/12		A2	155	166,582
CVS Caremark Corp.,
Notes
6.60%	03/15/19		Baa2	395	422,059
Dollar General Corp.,
Gtd. Notes, PIK
11.875%	07/15/17		Caa1	25	27,000
GameStop Corp./GameStop, Inc.,
Gtd. Notes
8.00%	10/01/12		Ba1	100	100,750
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16		Baa1	210	209,626
HSN, Inc.,
Gtd. Notes, 144A
11.25%	08/01/16		Ba3	25	23,031
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12		Ba1	205	208,816
Limited Brands, Inc.,
Sr. Notes, 144A
8.50%	06/15/19		Ba2	25	23,952
Sr. Unsec’d. Notes
6.90%	07/15/17		Ba3	25	21,633
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12		Ba2	265	241,206
Neiman Marcus Group, Inc. (The),
Gtd. Notes
10.375%	10/15/15		Caa3	75	43,875
Gtd. Notes, PIK
9.00%	10/15/15		Caa2	77	45,329
OSI Restaurant Partners, Inc.,
Gtd. Notes
10.00%	06/15/15		Caa3	75	51,188
Pantry, Inc. (The),
Gtd. Notes
7.75%	02/15/14		Caa1	50	44,250
Rite Aid Corp.,
Sr. Sec’d. Notes
10.375%	07/15/16		Caa2	25	22,500
Sr. Sec’d. Notes, 144A
9.75%	06/12/16		B3	25	25,000
Sears Roebuck Acceptance,
Gtd. Notes
6.75%	08/15/11		Ba3	450	441,000
Staples, Inc.,
Sr. Unsec’d. Notes
9.75%	01/15/14		Baa2	95	106,108
SUPERVALU, Inc.,
Sr. Unsec’d. Notes(a)
8.00%	05/01/16		Ba3	50	48,500
TJX Cos, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/19		A3	70	77,990
Walgreen Co.,
Sr. Unsec’d. Notes
5.25%	01/15/19		A2	175	182,047
Wendy’s/Arby’s Restaurant LLC,
Sr. Unsec’d. Notes, 144A
10.00%	07/15/16		B2	50	47,813
Yankee Acquisition Corp.,
Gtd. Notes
8.50%	02/15/15		B3	75	63,188

					3,054,702

Software/Services
SunGard Data Systems, Inc.,
Gtd. Notes
9.125%	08/15/13		Caa1	400	378,000

Telecommunications — 1.0%
America Movil SAB de CV,
Gtd. Notes (Mexico)
5.625%	11/15/17		A3	375	366,527
AT&T Corp.,
Gtd. Notes
7.30%	11/15/11		A2	115	126,114
AT&T, Inc.,
Sr. Unsec’d. Notes
5.80%	02/15/19		A2	1,775	1,802,170
6.70%	11/15/13	(a)	A2	125	137,278
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.15%	01/15/13		Baa2	310	308,930
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A
7.75%	05/01/17		Ba1	225	219,375
Centennial Communications Corp.,
Sr. Notes
6.958% (c)	01/01/13		Caa1	175	174,125
Cincinnati Bell, Inc.,
Gtd. Notes
7.00%	02/15/15		Ba3	75	67,125

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Citizens Communications Co.,
Sr. Unsec’d. Notes
6.25%	01/15/13	Ba2	$25	$23,000
Cricket Communications, Inc.,
Gtd. Notes
9.375%	11/01/14	B3	125	123,125
Sr. Sec’d. Notes, 144A
7.75%	05/15/16	Ba2	125	120,312
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A (Bermuda)
12.00%	04/01/14	B1	75	74,250
France Telecom SA,
Sr. Unsec’d. Notes (France)
7.75%	03/01/11	A3	371	401,248
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.25%	05/01/14	Ba2	50	47,250
Intelsat Bermuda Ltd.,
Gtd. Notes, 144A, PIK (Bermuda)
11.50%	02/04/17	Caa2	100	78,000
Level 3 Financing, Inc.,
Gtd. Notes
9.25%	11/01/14	Caa1	100	82,000
MetroPCS Wireless, Inc.,
Gtd. Notes(a)
9.25%	11/01/14	B3	150	149,062
Sr. Notes, 144A
9.25%	11/01/14	B3	50	49,500
Nextel Communications, Inc.,
Gtd. Notes
6.875%	10/31/13	Ba2	75	62,063
Nokia Oyj,
Sr. Unsec’d. Notes (Finland)
5.375%	05/15/19	A1	130	131,526
Nordic Telephone Co. Holdings ApS,
Sr. Sec’d. Notes, 144A (Denmark)
8.875%	05/01/16	B1	400	386,000
PAETEC Holding Corp.,
Sr. Sec’d. Notes, 144A
8.875%	06/30/17	B1	50	47,000
Qwest Corp.,
Sr. Unsec’d. Notes
7.50%	10/01/14	Ba1	50	47,688
8.875%	03/15/12	Ba1	25	25,188
Sr. Unsec’d. Notes, 144A
8.375%	05/01/16	Ba1	75	72,375
Rogers Communications, Inc.,
Gtd. Notes (Canada)
5.50%	03/15/14	Baa2	165	171,781
6.80%	08/15/18	Baa2	615	658,665
7.50%	03/15/15	Baa2	135	146,852
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.00%	10/01/14	NR	35	35,175
Sprint Capital Corp.,
Gtd. Notes
7.625%	01/30/11	Ba2	25	24,719
8.375%	03/15/12	Ba2	275	270,875
8.75%	03/15/32	Ba2	125	100,625
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.00%	12/01/16	Ba2	125	102,188
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2	565	554,032
6.175%	06/18/14	Baa2	275	278,101
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
5.877%	07/15/19	Baa1	190	195,889
6.221%	07/03/17	Baa1	275	290,940
Telesat Canada Telesat LLC,
Sr. Unsec’d. Notes, 144A
11.00%	11/01/15	Caa1	100	102,500
Verizon Communications, Inc.,
Bonds
6.90%	04/15/38	A3	250	260,801
Sr. Unsec’d. Notes
6.35%	04/01/19	A3	560	582,563
Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes, 144A(g)
8.50%	11/15/18	A2	645	770,835
Vodafone Group PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.625%	02/27/17	Baa1	180	182,821
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
10.75%	12/01/15	B2	100	100,000
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3	125	119,688

				10,070,281

Tobacco
BAT International Finance PLC,
Gtd. Notes, 144A (United Kingdom)(g)
8.125%	11/15/13	Baa1	170	184,616
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3	95	97,694

				282,310

Transportation — 0.1%
Bristow Group, Inc.,
Gtd. Notes
7.50%	09/15/17	Ba2	25	22,688
Burlington Northern Santa Fe Corp.,
Sr. Unsec’d. Notes
5.65%	05/01/17	Baa1	535	546,048
Canadian National Railway Co.,
Sr. Unsec’d. Notes (Canada)
6.25%	08/01/34	A3	130	137,520
6.375%	11/15/37	A3	80	86,301

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Transportation (cont’d.)
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes (Canada)
7.25%	05/15/19	Baa3	$150	$155,635
Hertz Corp. (The),
Gtd. Notes
10.50%	01/01/16	B2	50	44,500
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	120	122,695
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.70%	08/15/18	Baa2	200	200,409
7.875%	01/15/19	Baa2	100	114,468

				1,430,264

Utilities — 0.5%
Abu Dhabi National Energy Co.,
Sr. Notes, 144A (United Arab Emirates)(g)
5.62%	10/25/12	Aa2	425	430,047
AES Corp. (The),
Sr. Unsec’d. Notes
7.75%	03/01/14	B1	25	23,688
8.875%	02/15/11	B1	25	25,375
9.375%	09/15/10	B1	50	50,500
Sr. Unsec’d. Notes, 144A(a)
9.75%	04/15/16	B1	100	101,250
Alabama Power Co.,
Sr. Unsec’d. Notes
0.851% (c)	08/25/09	A2	85	85,031
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	105	100,604
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2	460	460,728
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3	125	118,832
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10	Ba1	135	137,181
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.50%	04/15/11	Ba1	400	414,016
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	Baa1	400	422,010
Energy Future Holdings Corp.,
Gtd. Notes(a)
10.875%	11/01/17	Caa1	1,150	839,500
Gtd. Notes, PIK
11.25%	11/01/17	Caa1	212	129,320
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
7.75%	11/01/15	B3	300	253,500
Illinois Power Co.,
Sr. Sec’d. Notes
6.125%	11/15/17	Baa3	95	92,299
Mirant Americas Generation LLC,
Sr. Unsec’d. Notes
8.30%	05/01/11	B3	25	24,938
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa2	170	150,327
Northern States Power Co.,
First Mortgage
5.25%	03/01/18	A2	200	208,152
OPTI Canada, Inc.,
Sr. Sec’d. Notes (Canada)
8.25%	12/15/14	Caa1	300	198,750
Southern Co. (The),
Sr. Unsec’d. Notes
4.15%	05/15/14	A3	200	200,796
5.30%	01/15/12	A3	75	78,750
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1	235	215,644
Union Electric Co.,
Sr. Sec’d. Notes
5.40%	02/01/16	Baa1	225	217,499
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa2	195	173,857
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa2	110	99,044

				5,251,638

Water
Veolia Environment,
Sr. Unsec’d. Notes (France)
6.00%	06/01/18	A3	335	341,451

TOTAL CORPORATE OBLIGATIONS (cost $105,587,012)				103,895,973

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.5%
Federal Home Loan Mortgage Corp.
4.45%(c)	07/01/35		$35		$35,954
4.50%	04/01/19-04/01/35	522			523,537
4.698%(c)	02/01/35		219		225,993
5.00%	10/01/18-08/01/35	1,296			1,330,398
5.051%(c)	03/01/36		201		208,148
5.053%(c)	11/01/35		135		140,764
5.264%(c)	09/01/32		6		5,806
5.311%(c)	02/01/37		687		716,647
5.336%(c)	04/01/37		1,521		1,588,554
5.342%(c)	01/01/36		63		66,002
5.35%(c)	02/01/37		215		224,682
5.441%(c)	02/01/37		717		750,088
5.50%	12/01/18-12/01/33	854			892,756
5.90%(c)	02/01/37		465		488,749
5.985%(c)	12/01/36		72		75,437
5.992%(c)	11/01/36		239		250,099
6.00%	10/01/32-08/01/38	1,432			1,496,548
6.017%(c)	10/01/36		192		199,333
6.029%(c)	01/01/37		136		143,032
6.103%(c)	10/01/36		190		198,826
6.211%(c)	08/01/36		378		396,064
7.00%	11/01/30-06/01/32	30			32,072
Federal National Mortgage Assoc.
4.50%	05/01/19-06/01/39	11,868			11,898,963
4.592%(c)	07/01/35		150		150,349
4.762%(c)	11/01/35		120		124,060
5.00%	03/01/18-03/01/39	23,609			24,169,865
5.316%(c)	12/01/35		114		118,264
5.345%(c)	12/01/35		131		136,769
5.41%(c)	09/01/37		350		365,670
5.50%	01/01/17-07/01/38	35,388			36,682,664
5.52%(c)	01/01/37		364		380,877
5.524%(c)	12/01/35		216		225,590
5.626%(c)	12/01/35		57		59,953
5.786%(c)	11/01/37		840		880,647
5.806%(c)	08/01/37		401		421,406
5.985%(c)	09/01/36		144		149,689
5.986%(c)	08/01/36		239		248,695
6.00%	04/01/21-09/01/38	16,959			17,762,434
6.037%(c)	12/01/36		216		227,514
6.50%	07/01/32-03/01/38	4,475			4,775,130
7.00%	01/01/31-04/01/37	237			257,067
Government National Mortgage Assoc.
5.00%	07/15/33-03/20/34	952			971,748
5.50%	10/20/32-02/20/39	2,132			2,199,653
6.00%	05/15/26-01/20/33	30			30,983
6.50%	09/20/32-12/20/33	40			43,159
7.00%	03/15/13-12/15/13	68			72,300
8.00%	12/15/16-07/15/23	17			16,354
8.50%	06/15/16-10/15/26	36			39,370
9.50%	03/15/19		1		1,657
12.00%	09/15/13		—	(r)	50

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $110,971,463)					112,400,369

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
4.75%	02/15/37		1,845		1,977,032
5.50%	08/15/28		300		346,641
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.375%	07/15/18		1,810		1,734,900
2.00%	07/15/14		825		955,088
U.S. Treasury Notes
2.125%	01/31/10		13,400		13,533,477
2.25%	05/31/14(a)		15,040		14,837,862
3.125%	09/30/13		16,005		16,557,669
4.00%	08/15/18		4,980		5,165,585

TOTAL U.S. TREASURY OBLIGATIONS (cost $55,491,661)					55,108,254

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	250		218,750
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	350		323,727
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	755		737,926
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
5.456%(c)	02/25/34	AAA(d)	98		79,743
Series 2004-D, Class 2A2
3.891%(c)	05/25/34	AAA(d)	51		45,410
Series 2004-H, Class 2A2
4.757%(c)	09/25/34	A2	73		59,970
Series 2004-I, Class 3A2
4.794%(c)	10/25/34	A1	71		61,208
Series 2005-J, Class 2A1
5.088%(c)	11/25/35	Baa3	345		212,016
Series 2005-J, Class 3A1
5.243%(c)	11/25/35	Aa3	145		98,033
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	400		388,663
Series 2005-T20, Class A1
4.94%	10/12/42	Aaa	109		109,717
Series 2006-PW12, Class A4
5.903%(c)	09/11/38	Aaa	300		260,902
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	525		462,855
Series 2007-PW17, Class A1
5.282%	06/11/50	AAA(d)	1,036		1,039,151
Series 2007-T28, Class A4
5.742%(c)	09/11/42	AAA(d)	755		623,029
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	1,655		1,346,971
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01% (c)	12/10/49	Aaa	1,300		1,033,190

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	$2,015	$1,409,967
Fannie Mae,
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	11	266
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	142	145,232
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	36	6,242
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	182	7,830
Series 2686, Class JG
5.50%	04/15/28	Aaa	800	815,774
Series 3195, Class PN
6.50%	08/15/30	Aaa	314	327,079
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	390	401,364
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	150	151,525
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34	AAA(d)	372	378,483
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42	Aaa	800	721,411
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	160	152,567
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	49	49,537
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	385	393,720
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	325	313,953
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	Aaa	1,450	1,140,459
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	736	741,870
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa	130	99,657
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246%	03/15/29	Aaa	164	163,117
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-7, Class A1
5.549%	06/12/50	Aaa	417	421,582
Morgan Stanley Capital I,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	Aaa	1,725	1,257,391
Series 2007-IQ15, Class A4
6.076%(c)	06/11/49	AAA(d)	600	451,860
PNC Mortgage Acceptance Corp.,
Series 1999-CM1, Class A1B
7.33% (c)	12/10/32	AAA(d)	297	297,603
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.796%(c)	01/25/34	AAA(d)	201	184,232
Series 2005-AR2, Class 2A2
4.55%(c)	03/25/35	Baa2	74	60,667
Series 2006-AR16, Class A1
5.666%(c)	10/25/36	B3	336	203,611

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $17,802,208)				17,398,260

ASSET-BACKED SECURITIES — 1.1%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Baa3	840	799,334
BA Credit Card Trust,
Series 2007-A8, Class A8
5.59%	11/17/14	Aaa	1,170	1,232,681
Capital Auto Receivables Asset Trust,(g)
Series 2006-SN1A, Class A4A, 144A
5.32%	03/20/10	AAA(d)	93	93,210
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AAA(d)	115	115,000
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	1,100	1,133,544
Series 2007-C3, Class C3
0.609%(c)	04/15/13	Ba1	445	425,270
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	350	369,701
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	A3	23	5,649
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	1,100	1,139,475
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	255	196,917
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4
6.19%	03/01/13	Aaa	550	571,956
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/15/12	Aaa	200	200,807
Series 2007-3, Class C
0.619%(c)	06/15/13	Baa2	555	474,226
John Deere Owner Trust,
Series 2008-A, Class A2
3.63%	03/15/11	Aaa	178	178,282
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.374% (c)	11/25/36	Aaa	69	58,709

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (Continued)
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	$240	$211,367
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	73	60,953
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	1,100	1,122,385
Series 2006-C3, Class C3
0.609%(c)	10/15/13	Baa1	240	216,914
Nissan Auto Receivables Owner Trust,
Series 2009-A, Class A4
4.74%	08/17/15	Aaa	1,005	1,032,180
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	495,262
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	350	382,500
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aa3	625	600,897

TOTAL ASSET-BACKED SECURITIES (cost $11,219,445)				11,117,219

MUNICIPAL BONDS — 0.4%
District of Columbia
District of Columbia,
Revenue Bonds
4.75%	06/01/31	Aa3	50	46,571

Florida — 0.1%
Orange County Tourist Development Tax,
Revenue Bonds
5.00%	10/01/18	A2	425	446,930

Georgia — 0.1%
Atlanta Water & Wastewater,
Revenue Bonds
5.50%	11/01/17	Baa1	290	304,172
De Kalb County Water & Sewer,
Revenue Bonds
5.00%	10/01/35	Aa2	380	390,165

				694,337

Illinois
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3	300	317,553

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	116,150

Maryland
Baltimore County Maryland,
Revenue Bonds
5.00%	02/01/38	Aaa	280	286,059

Massachusetts
Massachusetts Health & Educational Facilities Authority,
Revenue Bonds
5.00%	07/01/38	Aaa	275	281,174

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	65	77,271
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	95	72,689
New York State Urban Development Corp.,
Revenue Bonds
5.50%	03/15/18	AAA(d)	210	238,367
Triborough Bridge & Tunnel Authority,
Revenue Bonds
5.00%	11/15/38	Aa2	420	414,876

				803,203

Oregon
Oregon State Taxable Pension,
Revenue Bonds
5.892%	06/01/27	Aa2	60	57,682

Utah — 0.1%
Utah Transit Authority,
Revenue Bonds
5.25%	06/15/38	Aa3	320	328,019

West Virginia
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	270	181,076

TOTAL MUNICIPAL BONDS (cost $3,627,953)				3,558,754

FOREIGN GOVERNMENT BONDS — 0.1%
Republic of Brazil,
Unsub. Notes (Brazil)
11.00%	08/17/40	Ba1	205	266,705
Republic of Italy,
Sr. Unsec’d. Notes (Italy)
5.25%	09/20/16	A+(d)	335	345,095
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
6.50%	06/02/14	Baa1	430	450,425
United Mexican States,
Unsub. Notes, MTN (Mexico)
6.375%	01/16/13	Baa1	205	221,400

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,203,416)				1,283,625

TOTAL LONG-TERM INVESTMENTS (cost $998,712,967)				935,436,728

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 15.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $149,328,509; includes $99,721,729 of cash collateral for securities on loan)(b)(w) (Note 4)	149,328,509	$149,328,509

TOTAL INVESTMENTS(o) — 110.8% (cost $1,148,041,476)		1,084,765,237
Liabilities in excess of other assets — (10.8)%		(105,427,282)

NET ASSETS — 100.0%		$979,337,955

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

PRFC	Preference Shares

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $96,314,018; cash collateral of $99,721,729 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(o)	As of June 30, 2009, 169 securities representing $120,433,711 and 12.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(r)	Less than $1,000 par.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$510,045,920	$120,433,711	$—
Preferred Stocks	194,457	—	—
Warrants	—	186	—
Corporate Bonds	—	103,895,973	—
U.S. Treasury Obligations	—	55,108,254	—
U.S. Mortgage-Backed Obligations	—	112,400,369	—
Municipal Bonds	—	3,558,754	—
Foreign Government Securities	—	1,283,625	—
Residential Mortgage-Backed Securities	—	2,307,313	—
Commercial Mortgage-Backed Securities	—	15,090,947	—
Asset-Backed Securities	—	11,117,219	—
Affiliated Money Market Mutual Fund	149,328,509	—	—

	$659,568,886	$425,196,351	$—
Other Financial Instruments*	—	—	—

Total	$659,568,886	$425,196,351	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 12/31/08	$275,726	$32,490	$682
Realized gain (loss)	—	(63,276)	—
Change in unrealized appreciation (depreciation)	—	63,786	—
Net purchases (sales)	—	(33,000)	—
Transfers in and/or out of Level 3	(275,726)	—	(682)

Balance as of 6/30/09	$—	$—	$—

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (10.2% represents investments purchased with collateral from securities on loan)	15.3%
U.S. Government Agency Mortgage-Backed Securities	11.5
Oil & Gas	8.6
U.S. Treasury Obligations	5.6
Financial Services	5.5
Telecommunications	4.8
Financial – Bank & Trust	4.4
Pharmaceuticals	3.9
Retail & Merchandising	3.3
Computer Services & Software	3.2
Medical Supplies & Equipment	2.8
Consumer Products & Services	2.6
Computer Hardware	2.5
Insurance	2.5
Utilities	2.0
Food	1.9
Beverages	1.8
Collateralized Mortgage Obligations	1.8
Diversified Operations	1.7
Media	1.6
Aerospace	1.4
Internet Services	1.4
Semiconductors	1.4
Metals & Mining	1.4
Transportation	1.2
Asset-Backed Securities	1.1
Electronic Components & Equipment	1.1
Chemicals	0.9
Real Estate Investment Trusts	0.9
Healthcare Services	0.8
Restaurants	0.7
Tobacco	0.6
Electric – Integrated	0.6
Automobile Manufacturers	0.6
Electric	0.6
Commercial Services	0.5
Conglomerates	0.5
Environmental Services	0.5
Automotive Parts	0.5
Commercial Banks	0.4
Construction	0.4
Business Services	0.4
Municipal Bonds	0.4
Farming & Agriculture	0.4
Distribution/Wholesale	0.4
Pipelines	0.4
Real Estate	0.4
Entertainment & Leisure	0.3
Advertising	0.3
Hotels & Motels	0.3
Clothing & Apparel	0.3
Machinery & Equipment	0.3
Industrial Products	0.3
Building Materials	0.3
Paper & Forest Products	0.2
Energy Services	0.2
Office Equipment	0.1
Foreign Government Bonds	0.1
Cable Television	0.1
Environmental Control	0.1
Broadcasting	0.1
Airlines	0.1
Printing & Publishing	0.1
Schools	0.1
Biotechnology	0.1
Medical Products	0.1
Iron & Steel	0.1

110.8
Liabilities in excess of other assets	(10.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$186	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights
Equity contracts	$18,966

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Total
Equity contracts	$(76,497)	$(496)	$(76,993)

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $96,314,018:
Unaffiliated investments (cost $998,712,967)	$935,436,728
Affiliated investments (cost $149,328,509)	149,328,509
Dividends and interest receivable	3,884,356
Receivable for fund share sold	3,395,100
Receivable for investments sold	1,584,903
Tax reclaim receivable	297,101
Prepaid expenses	4,124

Total Assets	1,093,930,821

LIABILITIES:
Payable to broker for collateral for securities on loan	99,721,729
Payable for investments purchased	11,941,912
Payable to custodian	2,531,207
Advisory fees payable	268,512
Accrued expenses and other liabilities	118,359
Shareholder servicing fees payable	9,813
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	436

Total Liabilities	114,592,866

NET ASSETS	$979,337,955

Net assets were comprised of:
Paid-in capital	$1,185,575,318
Retained earnings	(206,237,363)

Net assets, June 30, 2009	$979,337,955

Net asset value and redemption price per share, $979,337,955 / 73,644,990 outstanding shares of beneficial interest	$13.30

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $251,011 foreign withholding tax)	$7,196,322
Unaffiliated interest income	5,921,166
Affiliated income from securities lending, net	192,780
Affiliated dividend income	163,346

13,473,614

EXPENSES
Advisory fees	3,110,346
Shareholder servicing fees and expenses	351,593
Custodian and accounting fees	159,000
Audit fee	9,000
Trustees’ fees	9,000
Insurance expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Loan interest expense (Note 7)	302
Miscellaneous	21,106

Total expenses	3,684,347

NET INVESTMENT INCOME	9,789,267

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(65,079,826)
Foreign currency transactions	(129,347)

(65,209,173)

Net change in unrealized appreciation (depreciation) on:
Investments	109,898,572
Foreign currencies	8,210

109,906,782

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	44,697,609

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,486,876

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,789,267	$22,750,025
Net realized loss on investment and foreign currency transactions	(65,209,173)	(86,003,046)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	109,906,782	(212,783,139)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,486,876	(276,036,160)

DISTRIBUTIONS	(22,810,443)	(50,136,811)

FUND SHARE TRANSACTIONS:
Fund share sold [29,105,626 and 38,111,115 shares, respectively]	367,334,200	569,417,513
Fund share issued in reinvestment of distributions [1,692,169 and 3,014,841 shares, respectively]	22,810,443	50,136,811
Fund share repurchased [11,545,657 and 42,366,621 shares, respectively]	(136,007,015)	(604,310,052)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	254,137,628	15,244,272

TOTAL INCREASE (DECREASE) IN NET ASSETS	285,814,061	(310,928,699)
NET ASSETS:
Beginning of period	693,523,894	1,004,452,593

End of period	$979,337,955	$693,523,894

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS
LONG-TERM INVESTMENTS — 99.2%
Aerospace/Defense — 1.0%
Lockheed Martin Corp.	92,300	$7,443,995

Air Freight & Logistics — 1.3%
Expeditors International of Washington, Inc.	290,000	9,668,600

Automotive Parts — 0.7%
O’Reilly Automotive, Inc.*(a)	138,200	5,262,656

Banks — 0.5%
Morgan Stanley	136,000	3,877,360

Biotechnology — 5.4%
Amgen, Inc.*	94,400	4,997,536
Celgene Corp.*(a)	270,208	12,926,751
Gilead Sciences, Inc.*(a)	506,113	23,706,333

		41,630,620

Business Services — 3.6%
Goldman Sachs Group, Inc. (The)	109,400	16,129,936
MasterCard, Inc. (Class A Stock)(a) .	70,900	11,862,279

		27,992,215

Chemicals — 2.6%
Monsanto Co.	62,600	4,653,684
Praxair, Inc.	214,700	15,258,729

		19,912,413

Commercial Banks — 1.0%
Wells Fargo & Co.(a)	316,900	7,687,994

Commercial Services & Supplies — 1.8%
McKesson Corp.	309,200	13,604,800

Communication Equipment — 7.6%
Corning, Inc.	270,800	4,349,048
Juniper Networks, Inc.*(a)	1,221,500	28,827,400
QUALCOMM, Inc.	568,600	25,700,720

		58,877,168

Computer Hardware — 4.7%
Apple, Inc.*	256,900	36,590,267

Computer Services & Software — 5.6%
Accenture Ltd. (Class A Stock) (Bermuda)	366,300	12,256,398
Microsoft Corp.	948,500	22,545,845
salesforce.com, Inc.*(a)	224,800	8,580,616

		43,382,859

Consumer Products & Services — 0.5%
Procter & Gamble Co.	81,600	4,169,760

Electric — 1.5%
NRG Energy, Inc.*	445,000	11,552,200

Electrical Equipment — 0.5%
Sunpower Corp.*(a)	168,600	4,037,970

Engineering/Construction — 0.6%
Fluor Corp.(a)	94,700	4,857,163

Financial – Bank & Trust — 4.1%
Charles Schwab Corp. (The)	389,300	6,828,322
JPMorgan Chase & Co.	257,000	8,766,270
State Street Corp.	339,110	16,005,992

		31,600,584

Financial Services — 3.0%
American Express Co.	331,100	7,694,764
Franklin Resources, Inc.	123,000	8,857,230
Western Union Co. (The)	417,300	6,843,720

		23,395,714

Healthcare Products — 1.8%
Baxter International, Inc.	165,400	8,759,584
Intuitive Surgical, Inc.*(a)	31,400	5,138,924

		13,898,508

Healthcare Providers & Services — 1.2%
WellPoint, Inc.*	176,200	8,966,818

Hotels, Restaurants & Leisure — 3.6%
Marriott International, Inc. (Class A Stock)(a)	701,889	15,490,683
MGM MIRAGE*(a)	536,400	3,427,596
Yum! Brands, Inc.	268,400	8,948,456

		27,866,735

Internet Services — 8.4%
Amazon.com, Inc.*(a)	370,047	30,958,132
Expedia, Inc.*(a)	551,900	8,339,209
Google, Inc. (Class A Stock)*	60,900	25,674,831

		64,972,172

Medical Supplies & Equipment — 0.9%
Stryker Corp.(a)	180,800	7,184,992

Oil, Gas & Consumable Fuels — 6.4%
EOG Resources, Inc.(a)	169,500	11,512,440
Petroleo Brasileiro SA, ADR (Brazil)(a)	294,500	9,824,520
Schlumberger Ltd. (Netherlands)	351,000	18,992,610
Suncor Energy, Inc. (Canada)	295,700	8,971,538

		49,301,108

Pharmaceuticals — 4.7%
Allergan, Inc.	274,900	13,079,742
Medco Health Solutions, Inc.*	499,400	22,777,634

		35,857,376

Retail & Merchandising — 11.0%
Bed Bath & Beyond, Inc.*(a)	350,000	10,762,500
CVS Caremark Corp.	291,900	9,302,853
Danaher Corp.	429,000	26,486,460
Kohl’s Corp.*(a)	194,200	8,302,050
Lowe’s Cos., Inc.(a)	314,700	6,108,327
NIKE, Inc. (Class B Stock)	69,400	3,593,532
Wal-Mart Stores, Inc.	418,700	20,281,828

		84,837,550

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Semiconductors — 3.7%
ASML Holding NV
(Netherlands)(a)	539,406	$11,678,140
First Solar, Inc.*(a)	31,200	5,058,144
Xilinx, Inc.(a)	582,200	11,911,812

		28,648,096

Semiconductors & Semiconductor Equipment — 4.9%
Broadcom Corp.
(Class A Stock)*(a)	477,800	11,844,662
Intel Corp.	648,000	10,724,400
Marvell Technology Group Ltd.
(Bermuda)*(a)	1,280,500	14,905,020

		37,474,082

Software — 1.2%
Research In Motion Ltd.
(Canada)*(a)	128,500	9,129,925

Telecommunications — 5.4%
American Tower Corp.
(Class A Stock)*(a)	742,000	23,395,260
Crown Castle International Corp.*	559,855	13,447,717
MetroPCS Communications, Inc.*(a)	334,156	4,447,616

		41,290,593

TOTAL LONG-TERM INVESTMENTS (cost $755,544,095)		764,972,293

SHORT-TERM INVESTMENTS — 26.4%
COMMON STOCKS
Reserve Investment Fund (cost $1,015)	2,914	2,914

AFFILIATED MONEY MARKET
MUTUAL FUND — 26.4%
Dryden Core Investment Fund — Taxable Money Market Series (cost $204,161,145; includes $194,181,632 of cash collateral for securities on loan)(b)(w) (Note 4)	204,161,145	204,161,145

TOTAL SHORT-TERM INVESTMENTS (cost $204,162,160)		204,164,059

TOTAL INVESTMENTS — 125.6% (cost $959,706,255)		969,136,352
Liabilities in excess of other assets — (25.6)%		(197,813,181)

NET ASSETS — 100.0%		$771,323,171

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depository Receipt.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $187,808,075; cash collateral of $194,181,632 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund —Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$764,975,207	$—	$—
Affiliated Money Market Mutual Fund	204,161,145	—	—

	$969,136,352	$—	$—
Other Financial Instruments*	—	—	—

Total	$969,136,352	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (25.2% represents investments purchased with collateral from securities on loan)	26.4%
Retail & Merchandising	11.0
Internet Services	8.4
Communication Equipment	7.6
Oil, Gas & Consumable Fuels	6.4
Computer Services & Software	5.6
Biotechnology	5.4
Telecommunications	5.4
Semiconductors & Semiconductor Equipment	4.9
Computer Hardware	4.7
Pharmaceuticals	4.7
Financial – Bank & Trust	4.1
Semiconductors	3.7
Business Services	3.6
Hotels, Restaurants & Leisure	3.6
Financial Services	3.0
Chemicals	2.6
Healthcare Products	1.8
Commercial Services & Supplies	1.8
Electric	1.5
Air Freight & Logistics	1.3
Software	1.2
Healthcare Providers & Services	1.2
Commercial Banks	1.0
Aerospace/Defense	1.0
Medical Supplies & Equipment	0.9
Automotive Parts	0.7
Engineering/Construction	0.6
Consumer Products & Services	0.5
Electrical Equipment	0.5
Banks	0.5

125.6
Liabilities in excess of other assets	(25.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $187,808,075:
Unaffiliated investments (cost $755,545,110)	$764,975,207
Affiliated investments (cost $204,161,145)	204,161,145
Cash	2,572,412
Receivable for investments sold	5,858,921
Receivable for fund share sold	1,415,962
Dividends receivable	457,937
Prepaid expenses	3,974

Total Assets	979,445,558

LIABILITIES:
Payable to broker for collateral for securities on loan	194,181,632
Payable for investments purchased	12,670,133
Payable for fund share repurchased	862,233
Advisory fees payable	278,541
Accrued expenses and other liabilities	119,032
Shareholder servicing fees payable	8,090
Deferred trustees’ fees	1,828
Affiliated transfer agent fee payable	898

Total Liabilities	208,122,387

NET ASSETS	$771,323,171

Net assets were comprised of:
Paid-in capital	$1,286,668,821
Retained earnings	(515,345,650)

Net assets, June 30, 2009	$771,323,171

Net asset value and redemption price per share, $771,323,171 / 91,111,793 outstanding shares of beneficial interest	$8.47

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $13,405 foreign withholding tax)	$2,870,651
Affiliated income from securities lending, net	385,977
Affiliated dividend income	44,850

3,301,478

EXPENSES
Advisory fees	3,044,113
Shareholder servicing fees and expenses	329,160
Custodian and accounting fees	96,000
Insurance expenses	15,000
Trustees’ fees	12,000
Audit fee	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Legal fees and expenses	7,000
Shareholders’ reports	4,000
Loan interest expense (Note 7)	1,158
Miscellaneous	10,062

Total expenses	3,534,493

NET INVESTMENT LOSS	(233,015)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(145,713,248)
Net change in unrealized appreciation (depreciation) on investments	273,110,247

NET GAIN ON INVESTMENTS	127,396,999

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$127,163,984

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(233,015)	$(1,558,555)
Net realized loss on investment transactions	(145,713,248)	(222,916,495)
Net change in unrealized appreciation (depreciation) on investments	273,110,247	(406,407,184)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	127,163,984	(630,882,234)

DISTRIBUTIONS	—	(2,204,033)

FUND SHARE TRANSACTIONS:
Fund share sold [26,808,916 and 62,002,503 shares, respectively]	202,363,694	593,573,409
Fund share issued in reinvestment of distributions [0 and 197,796 shares, respectively]	—	2,204,033
Net asset value of shares issued in merger [0 and 6,240,850 shares, respectively] (Note 10)	—	70,412,430
Fund share repurchased [35,406,586 and 151,676,563 shares, respectively]	(253,575,464)	(1,485,641,930)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(51,211,770)	(819,452,058)

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,952,214	(1,452,538,325)
NET ASSETS:
Beginning of period	695,370,957	2,147,909,282

End of period	$771,323,171	$695,370,957

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 95.5%
Chemicals — 6.0%
Air Liquide SA (France)	17,933	$1,645,462
Air Products & Chemicals, Inc.	23,100	1,492,029
Albemarle Corp.	46,300	1,183,891
Mosaic Co. (The)	81,600	3,614,880
Potash Corp. of Saskatchewan, Inc. (Canada)	104,100	9,686,505
Praxair, Inc.	45,600	3,240,792
Sociedad Quimica y Minera de Chile SA, ADR (Chile)	31,200	1,129,128

		21,992,687

Commercial Services — 3.0%
Franco-Nevada Corp. (Canada)	121,700	2,925,446
Total SA, ADR (France)(a)	147,954	8,023,545

		10,948,991

Construction — 4.1%
China Railway Construction Corp. (Class H Stock) (China)	1,167,000	1,790,866
Fluor Corp.(a)	26,800	1,374,572
Foster Wheeler AG*(a)	200,760	4,768,050
McDermott International, Inc.*	140,200	2,847,462
Technip SA (France)	88,941	4,385,709

		15,166,659

Energy Services — 3.6%
Duke Energy Corp.	72,300	1,054,857
Edison International	17,900	563,134
NRG Energy, Inc.*	183,300	4,758,468
Peabody Energy Corp.	222,700	6,716,632

		13,093,091

Environmental Services — 0.6%
EnergySolutions, Inc.	155,900	1,434,280
Nucor Corp.	16,400	728,652

		2,162,932

Exploration & Production — 7.3%
Devon Energy Corp.	112,814	6,148,363
Encore Acquisition Co.*(a)	109,700	3,384,245
Murphy Oil Corp.	136,800	7,430,976
Nexen, Inc. (Canada)	72,700	1,573,955
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	166,575	8,360,399

		26,897,938

Gas Transmission & Distribution — 0.6%
Spectra Energy Corp.	136,700	2,312,964

Integrated Petroleum — 8.9%
Baker Hughes, Inc.	148,000	5,393,120
BP PLC, ADR (United Kingdom)(a)	146,722	6,995,705
Chevron Corp.	65,856	4,362,960
Eni SpA, ADR (Italy)(a)	77,262	3,662,991
Exxon Mobil Corp.	139,250	9,734,968
Lukoil, ADR (Russia)(a)	50,690	2,265,843

		32,415,587

Machinery & Equipment — 3.0%
Bucyrus International, Inc.	63,800	1,822,128
Deere & Co.	88,500	3,535,575
Finning International, Inc. (Canada)	77,400	1,117,930
Joy Global, Inc.	109,900	3,925,628
Terex Corp.*(a)	39,400	475,558

		10,876,819

Metals & Mining — 14.4%
Agnico-Eagle Mines Ltd. (Canada)	141,900	7,446,912
Agnico-Eagle Mines Ltd. W/I (Canada)*(g)	9,300	488,064
Arch Coal, Inc.(a)	290,800	4,469,596
Barrick Gold Corp. (Canada)	122,600	4,113,230
BHP Billiton Ltd. (Australia)	319,428	8,751,017
CONSOL Energy, Inc.	241,300	8,194,548
Eldorado Gold Corp. (Canada)*	138,700	1,241,365
Eurasian Natural Resources Corp. (United Kingdom)	170,719	1,847,398
Freeport-McMoRan Copper & Gold, Inc.	75,903	3,803,499
Rio Tinto Ltd. (Australia)	52,706	2,201,600
Rio Tinto Ltd. (New Shares) (Australia)*	27,250	1,146,213
Steel Dynamics, Inc.	90,600	1,334,538
Vale SA ADR (Brazil)(a)	368,300	6,493,129
Vulcan Materials Co.(a)	27,400	1,180,940

		52,712,049

Oil & Gas — 19.4%
Bill Barrett Corp.*	53,000	1,455,380
Diamond Offshore Drilling, Inc.(a)	148,000	12,291,400
Gazprom OAO, ADR (Russia)	214,270	4,338,968
Halliburton Co.	86,600	1,792,620
Hess Corp.	10,800	580,500
Nabors Industries Ltd. (Bermuda)*(a)	55,900	870,922
National Oilwell Varco, Inc.*	38,402	1,254,209
NovaTek OAO, GDR (Russia)	34,312	1,636,682
Petroleo Brasileiro SA, ADR (Brazil)(a)	174,100	5,807,976
Rosneft Oil Co., GDR (Russia)*	137,198	768,309
Saipem SpA (Italy)	70,077	1,712,097
Schlumberger Ltd. (Netherlands)	256,100	13,857,571
Southwestern Energy Co.*	92,800	3,605,280
StatoilHydro ASA (Norway)	188,850	3,730,386
Suncor Energy, Inc. (Canada)	59,300	1,799,162
Sunoco, Inc.	65,300	1,514,960
Transocean Ltd.*	83,394	6,195,340
Trican Well Service Ltd. (Canada)	280,000	2,412,071
Tullow Oil PLC (United Kingdom)	42,941	665,069
Williams Cos., Inc.	225,000	3,512,250
Woodside Petroleum Ltd. (Australia)	36,449	1,259,170

		71,060,322

Oil Field Equipment & Services — 3.5%
Cameron International Corp.*(a)	451,200	12,768,960

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Paper & Forest Products — 2.0%
International Paper Co.(a)	87,800	$1,328,414
Noble Corp.(a)	140,300	4,244,075
Potlatch Corp.	12,900	313,341
Weyerhaeuser Co.	44,871	1,365,424

		7,251,254

Petroleum Exploration & Production — 15.0%
Anadarko Petroleum Corp.(a)	57,500	2,609,925
BG Group PLC (United Kingdom)	282,944	4,764,684
BJ Services Co.	346,300	4,720,069
Canadian Natural Resources Ltd. (Canada)	225,200	11,820,748
ConocoPhillips	39,956	1,680,549
EOG Resources, Inc.	117,700	7,994,184
FMC Technologies, Inc.*(a)	110,200	4,141,316
Newfield Exploration Co.*	81,800	2,672,406
Smith International, Inc.	304,781	7,848,111
Ultra Petroleum Corp.*	40,900	1,595,100
XTO Energy, Inc.	132,170	5,040,964

		54,888,056

Railroads — 0.3%
Burlington Northern Santa Fe Corp.	15,700	1,154,578

Real Estate Investment Trusts — 0.6%
AMB Property Corp.(a)	29,700	558,657
Boston Properties, Inc.(a)	8,500	405,450
Camden Property Trust	22,000	607,200
Duke Realty Corp.(a)	32,030	280,903
Simon Property Group, Inc.	5,680	292,116

		2,144,326

Steel Producers — 0.2%
Tenaris SA, ADR (Luxembourg)(a)	33,200	897,728

Telecommunications — 1.5%
Quanta Services, Inc.*	229,496	5,308,242

Utilities — 1.5%
Dynegy, Inc. (Class A Stock)*	1,129,800	2,564,646
Exelon Corp.	30,300	1,551,663
RRI Energy, Inc.*(a)	283,300	1,419,333

		5,535,642

TOTAL COMMON STOCKS (cost $513,007,066)		349,588,825

	Units
WARRANTS*
Metals & Mining
Agnico-Eagle Mines Ltd., expiring 12/02/13 (Canada)	4,650	99,975
Franco-Nevada Corp., expiring 6/16/17 (Canada)	5,250	21,214

TOTAL WARRANTS (cost $44,139)		121,189

TOTAL LONG-TERM INVESTMENTS (cost $513,051,205)		349,710,014

SHORT-TERM INVESTMENTS — 25.5%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $93,298,918; includes $76,121,235 of cash collateral for securities on loan)(b)(w) (Note 4)	93,298,918	93,298,918

TOTAL INVESTMENTS(o) — 121.0% (cost $606,350,123)		443,008,932

Liabilities in excess of other assets — (21.0)%		(76,819,941)

NET ASSETS — 100.0%		$366,188,991

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
W/I	When Issued
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $73,170,038; cash collateral of $76,121,235 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(o)	As of June 30, 2009, 13 securities representing $33,341,497 and 9.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund —Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$316,347,303	$32,753,458	$488,064
Warrants	21,214	—	99,975
Affiliated Money Market Mutual Fund	93,298,918	—	—

	$409,667,435	$32,753,458	$588,039
Other Financial Instruments*	—	—	—

Total	$409,667,435	$32,753,458	$588,039

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Warrants
Balance as of 12/31/08	$453,501	$74,977
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	34,563	24,998
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$488,064	$99,975

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (20.8% represents investments purchased with collateral from securities on loan)	25.5%
Oil & Gas	19.4
Petroleum Exploration & Production	15.0
Metals & Mining	14.4
Integrated Petroleum	8.9
Exploration & Production	7.3
Chemicals	6.0
Construction	4.1
Energy Services	3.6
Oil Field Equipment & Services	3.5
Commercial Services	3.0
Machinery & Equipment	3.0
Paper & Forest Products	2.0
Utilities	1.5
Telecommunications	1.5
Gas Transmission & Distribution	0.6
Environmental Services	0.6
Real Estate Investment Trusts	0.6
Railroads	0.3
Steel Producers	0.2

121.0
Liabilities in excess of other assets	(21.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$121,189	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

For the six months ended June 30, 2009, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$25,323

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $73,170,038:
Unaffiliated investments (cost $513,051,205)	$349,710,014
Affiliated investments (cost $93,298,918)	93,298,918
Cash	2,040,268
Foreign currency, at value (cost $60,466)	62,300
Receivable for fund share sold	828,608
Dividends receivable	496,771
Receivable for investments sold	493,920
Tax reclaim receivable	114,620
Prepaid expenses	3,267

Total Assets	447,048,686

LIABILITIES:
Payable to broker for collateral for securities on loan	76,121,235
Payable for investments purchased	4,480,448
Advisory fees payable	169,345
Accrued expenses and other liabilities	81,560
Shareholder servicing fees payable	3,996
Payable for fund share repurchased	2,213
Affiliated transfer agent fee payable	898

Total Liabilities	80,859,695

NET ASSETS	$366,188,991

Net assets were comprised of:
Paid-in capital	$568,107,440
Retained earnings	(201,918,449)

Net assets, June 30, 2009	$366,188,991

Net asset value and redemption price per share, $366,188,991 / 24,647,847 outstanding shares of beneficial interest	$14.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $236,770 foreign withholding tax)	$3,726,341
Affiliated income from securities lending, net	125,106
Affiliated dividend income	54,120

3,905,567

EXPENSES
Advisory fees	1,321,864
Shareholder servicing fees and expenses	146,874
Custodian and accounting fees	71,000
Audit fee	9,000
Insurance expenses	9,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Miscellaneous	6,933

Total expenses	1,587,671

NET INVESTMENT INCOME	2,317,896

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(38,837,626)
Foreign currency transactions	(52,547)

(38,890,173)

Net change in unrealized appreciation (depreciation) on:
Investments	81,447,955
Foreign currencies	1,991

81,449,946

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	42,559,773

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,877,669

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,317,896	$5,244,441
Net realized gain (loss) on investment and foreign currency transactions	(38,890,173)	112,819,151
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	81,449,946	(502,354,936)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,877,669	(384,291,344)

DISTRIBUTIONS	(118,636,469)	(89,301,055)

FUND SHARE TRANSACTIONS:
Fund share sold [6,073,310 and 11,870,396 shares, respectively]	119,025,990	426,138,547
Fund share issued in reinvestment of distributions [7,185,734 and 2,209,328 shares, respectively]	118,636,469	89,301,055
Fund share repurchased [3,736,454 and 26,097,413 shares, respectively]	(69,401,895)	(824,499,858)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	168,260,564	(309,060,256)

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,501,764	(782,652,655)
NET ASSETS:
Beginning of period	271,687,227	1,054,339,882

End of period	$366,188,991	$271,687,227

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST UBS DYNAMIC ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 83.3%
COMMON STOCKS — 83.3%
Advertising — 0.5%
Interpublic Group of Cos., Inc. (The)*	475,800	$2,402,790
Omnicom Group, Inc.	107,900	3,407,482

		5,810,272

Aerospace & Defense — 1.2%
BAE Systems PLC (United Kingdom)	437,637	2,445,523
General Dynamics Corp.	152,900	8,469,131
United Technologies Corp.	52,300	2,717,508

		13,632,162

Agriculture — 0.1%
Golden Agri-Resources Ltd. (Singapore)*	5,286,000	1,377,758

Airlines — 0.2%
Air France-KLM (France)	47,779	612,784
British Airways PLC (United Kingdom)*	853,662	1,758,960

		2,371,744

Automobile Manufacturers — 0.7%
Bayerische Motoren Werke AG (Germany)	48,304	1,824,690
Daimler AG (Germany)	46,696	1,695,801
Toyota Motor Corp. (Japan)	111,100	4,201,510

		7,722,001

Automotive Parts — 1.3%
BorgWarner, Inc.	88,600	3,025,690
Johnson Controls, Inc.	203,100	4,411,332
O’Reilly Automotive, Inc.*	46,900	1,785,952
PACCAR, Inc.	157,900	5,133,329
Tomkins PLC (United Kingdom)	420,531	1,025,799

		15,382,102

Banks — 0.8%
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	2,584,000	1,789,903
Julius Baer Holding AG (Switzerland)	45,472	1,768,507
Nordea Bank AB (Sweden)	91,362	726,088
Standard Chartered PLC (United Kingdom)	196,093	3,687,137
Swatch Group AG The (Switzerland)	53,643	1,761,773

		9,733,408

Beverages — 1.3%
Anheuser-Busch InBev NV (Belgium)	115,530	4,189,069
Central European Distribution Corp.*	71,100	1,889,127
Heineken NV (Netherlands)	63,954	2,383,475
PepsiCo, Inc.	116,300	6,391,848
Remy Cointreau SA (France)	14,309	519,537

		15,373,056

Biotechnology — 0.3%
Amgen, Inc.*	72,200	3,822,268

Broadcasting — 0.3%
British Sky Broadcasting Group PLC (United Kingdom)	309,452	2,322,968
ITV PLC (United Kingdom)	1,727,484	998,927

		3,321,895

Building Materials — 0.4%
Asahi Glass Co. Ltd. (Japan)	248,000	1,986,479
CRH PLC (Ireland)	93,344	2,145,443

		4,131,922

Business Services — 0.3%
Dun & Bradstreet Corp. (The)	23,600	1,916,556
LKQ Corp.*	77,100	1,268,295

		3,184,851

Cable Television — 0.7%
Comcast Corp. (Class A Stock)	478,200	6,929,118
Nexans S.A. (France)	21,982	1,174,069

		8,103,187

Chemicals — 2.7%
Air Products & Chemicals, Inc.	12,500	807,375
BASF SE (Germany)	27,842	1,109,275
Ecolab, Inc.	121,200	4,725,588
Henkel AG & Co. KGaA (PRFC Shares) (Germany)	132,760	4,145,985
Incitec Pivot Ltd. (Australia)	807,846	1,537,411
Monsanto Co.	110,500	8,214,570
Potash Corp. of Saskatchewan, Inc. (Canada)	15,200	1,414,360
Praxair, Inc.	71,600	5,088,612
Shin-Etsu Chemical Co. Ltd. (Japan)	30,800	1,428,470
Syngenta AG (Switzerland)	5,550	1,291,296
Terra Industries, Inc.	32,100	777,462
Yule Catto & Co. PLC (United Kingdom)	493,736	868,032

		31,408,436

Clothing & Apparel — 0.3%
Coach, Inc.	134,300	3,609,984

Commercial Banks — 0.4%
City National Corp.	38,200	1,406,906
ICICI Bank Ltd. ADR (India)	117,900	3,478,050

		4,884,956

Commercial Services — 0.3%
Monster Worldwide, Inc.*	56,400	666,084
Ordina NV (Netherlands)*	107,154	421,034
Quanta Services, Inc.*	104,300	2,412,459

		3,499,577

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Computer Hardware — 1.7%
Apple, Inc.*	121,700	$17,333,731
Cie Generale de Geophysique-Veritas (France)*	84,377	1,527,457
Psion PLC (United Kingdom)	498,456	556,985

		19,418,173

Computer Services
Morse PLC (United Kingdom)	451,326	109,422

Computer Services & Software — 2.1%
Cognizant Technology Solutions Corp. (Class A Stock)*	119,000	3,177,300
Concur Technologies, Inc.*	50,100	1,557,108
Fiserv, Inc.*	32,600	1,489,820
Intuit, Inc.*	76,600	2,157,056
Logica PLC (United Kingdom)	2,019,818	2,631,359
MICROS Systems, Inc.*	40,800	1,033,056
salesforce.com, Inc.*	79,800	3,045,966
Seagate Technology (Cayman Islands)	290,100	3,034,446
Solera Holdings, Inc.*	142,400	3,616,960
Teradata Corp.*	105,800	2,478,894

		24,221,965

Computers & Peripherals — 0.7%
Hewlett-Packard Co.	112,900	4,363,585
NCR Corp.*	138,400	1,637,272
NetApp, Inc.*	84,100	1,658,452

		7,659,309

Construction — 0.2%
Balfour Beatty PLC (United Kingdom)	219,954	1,120,840
Taylor Wimpey PLC (United Kingdom)*	1,312,117	724,107

		1,844,947

Consumer Finance — 0.5%
JPMorgan Chase & Co.	161,000	5,491,710

Consumer Products & Services — 0.5%
Avon Products, Inc.	87,200	2,248,016
IMI PLC (United Kingdom)	286,083	1,471,271
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	69,900	2,283,633

		6,002,920

Distribution/Wholesale — 0.7%
Mitsubishi Corp. (Japan)	105,700	1,950,505
Wolseley PLC (United Kingdom)*	322,634	6,176,270

		8,126,775

Diversified Financial Services — 2.9%
Bank of New York Mellon Corp. (The)	154,809	4,537,452
BlackRock, Inc.	18,500	3,245,270
BM&FBOVESPA SA (Brazil)	356,000	2,125,644
Deutsche Boerse AG (Germany)	16,458	1,280,844
Discover Financial Services	387,631	3,980,970
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	138,300	2,137,633
MasterCard, Inc. (Class A Stock)	40,800	6,826,248
Morgan Stanley	200,700	5,721,957
Nomura Holdings, Inc. (Japan)	416,700	3,517,301

		33,373,319

Diversified Machinery — 0.1%
Alstom SA (France)	16,626	987,198

Diversified Operations — 0.8%
General Electric Co.	621,100	7,279,292
Parker Hannifin Corp.	40,900	1,757,064

		9,036,356

Education — 0.5%
DeVry, Inc.	57,900	2,897,316
Strayer Education, Inc.	14,000	3,053,540

		5,950,856

Electric — 1.4%
American Electric Power Co., Inc.	168,600	4,870,854
Dynegy, Inc. (Class A Stock)*	245,500	557,285
Exelon Corp.	135,300	6,928,713
Iberdrola SA (Spain)	171,260	1,396,558
International Power PLC (United Kingdom)	241,429	948,289
Pepco Holdings, Inc.	71,600	962,304
Red Electrica Corp. SA (Spain)	26,305	1,192,403

		16,856,406

Electronic Components — 0.4%
Hosiden Corp. (Japan)	49,700	635,699
Koninklijke Philips Electronics Nv (Netherlands)	112,500	2,072,250
Public Power Corp. SA (Greece)*	51,736	1,067,515
Vestas Wind Systems A/S (Denmark)*	19,396	1,391,947

		5,167,411

Electronic Components & Equipment — 0.9%
Amphenol Corp. (Class A Stock)	78,400	2,480,576
Electrocomponents PLC (United Kingdom)	356,207	827,286
Fanuc Ltd. (Japan)	22,400	1,795,054
Gamesa Corp. Tecnologica SA (Spain)	36,717	700,017
Nippon Electric Glass Co. Ltd. (Japan)	258,000	2,884,305
Premier Farnell PLC (United Kingdom)	654,599	1,360,557
Suntech Power Holdings Co. Ltd., ADR (Cayman Islands)*	56,500	1,009,090

		11,056,885

Electronics — 0.1%
Ibiden Co. Ltd. (Japan)	22,800	639,308

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Engineering/Construction — 0.1%
Tecnicas Reunidas Sa (Spain)	19,583	$929,183

Entertainment — 0.1%
William Hill PLC (United Kingdom)*	474,624	1,537,137

Entertainment & Leisure — 0.9%
Carnival PLC (United Kingdom)	70,914	1,888,695
Entertainment Rights PLC (United Kingdom)*	201,252	—
Ladbrokes PLC (United Kingdom)	666,286	2,019,128
Nintendo Co. Ltd. (Japan)	8,200	2,269,391
WMS Industries, Inc.*	149,600	4,713,896

		10,891,110

Environmental Control — 0.5%
Republic Services, Inc.	100,425	2,451,374
Stericycle, Inc.*	33,100	1,705,643
Tetra Tech, Inc.*	44,200	1,266,330

		5,423,347

Financial – Bank & Trust — 3.4%
Banco Santander SA (Spain)	317,084	3,832,975
Barclays PLC (United Kingdom)*	516,327	2,399,395
BNP Paribas (France)	72,104	4,702,064
Deutsche Post AG (Germany)	281,043	3,669,578
HSBC Holdings PLC (United Kingdom)	586,374	4,885,179
IntercontinentalExchange, Inc.*	59,300	6,774,432
Intesa Sanpaolo SpA (Italy)*	189,634	612,808
Lloyds TSB Group PLC (United Kingdom)*	1,292,803	1,490,330
Mitsubishi Tokyo Financial Group, Inc. (Japan)	260,500	1,608,534
Mizuho Financial Group, Inc. (Japan)	217,600	505,558
National Bank of Greece SA (Greece)*	107,084	2,970,655
Royal Bank of Scotland Group PLC (United Kingdom)*	1,305,180	829,564
Societe Generale (France)	22,897	1,256,841
Wells Fargo & Co.	164,400	3,988,344

		39,526,257

Financial – Brokerage — 1.0%
TD Ameritrade Holding Corp.*	176,800	3,101,072
Visa, Inc. (Class A Stock)	132,881	8,273,171

		11,374,243

Financial Services — 1.0%
3i Group PLC (United Kingdom)	274,242	1,097,135
Banco Itau Holding Financeira SA, ADR (Brazil)	58,400	924,472
Cattles PLC (United Kingdom)*	660,060	10,859
CME Group, Inc.	21,800	6,782,198
MSCI, Inc. (Class A Stock)*	94,300	2,304,692
NASDAQ OMX Group (The)*	40,400	860,924

		11,980,280

Food — 2.4%
Associated British Foods PLC (United Kingdom)	159,536	2,009,878
Cadbury PLC (United Kingdom)	142,937	1,221,780
Colruyt SA (Belgium)	7,279	1,662,908
Flowers Foods, Inc.	52,200	1,140,048
Kellogg Co.	66,600	3,101,562
Nestle SA (Switzerland)	229,458	8,663,978
SYSCO Corp.	87,500	1,967,000
Unilever PLC (United Kingdom)	320,614	7,535,094

		27,302,248

Food & Beverage — 0.2%
Compass Group PLC (United Kingdom)	189,677	1,070,669
Northern Foods PLC (United Kingdom)	980,142	840,823

		1,911,492

Healthcare Equipment & Supplies — 1.3%
Alcon, Inc. (Switzerland)	59,900	6,955,588
Covidien PLC (Ireland)	213,500	7,993,440

		14,949,028

Healthcare Services — 1.3%
Covance, Inc.*	19,600	964,320
DaVita, Inc.*	57,600	2,848,896
Fresenius Medical Care AG & Co KGaA, ADR (Germany)	23,900	1,075,500
Genzyme Corp.*	70,600	3,930,302
Idexx Laboratories, Inc.*	20,100	928,620
Laboratory Corp. of America Holdings*	40,500	2,745,495
UnitedHealth Group, Inc.	103,700	2,590,426

		15,083,559

Holding Companies – Diversified — 0.1%
GEA Group AG (Germany)	76,830	1,166,687

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp. (Panama)	149,800	3,860,346
Darden Restaurants, Inc.	60,800	2,005,184
International Game Technology	350,400	5,571,360
McDonald’s Corp.	64,400	3,702,356
Wynn Resorts Ltd.*	13,800	487,140

		15,626,386

Household Products — 1.0%
Colgate-Palmolive Co.	61,500	4,350,510
Fortune Brands, Inc.	120,500	4,186,170
Hunter Douglas NV (Netherlands)	19,190	787,302
Reckitt Benckiser Group PLC (United Kingdom)	45,153	2,062,043

		11,386,025

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Industrial Products — 0.2%
EnergySolutions, Inc.	176,900	$1,627,480
Roper Industries, Inc.	16,300	738,553

		2,366,033

Insurance — 2.7%
ACE Ltd. (Switzerland)	58,700	2,596,301
Aflac, Inc.	77,600	2,412,584
Allianz SE (Germany)	16,151	1,489,811
AMP Ltd. (Australia)	550,451	2,156,652
Aviva PLC (United Kingdom)	705,669	3,973,180
China Life Insurance Co. Ltd. (Class H Stock) (China)	188,000	690,938
Friends Provident Group PLC (United Kingdom)	1,063,635	1,150,207
MetLife, Inc.	54,900	1,647,549
Principal Financial Group, Inc.	161,500	3,042,660
Prudential PLC (United Kingdom)	1,074,617	7,345,502
Resolution Ltd. (Guernsey)*	883,374	1,295,419
Sampo Oyj (Class A Stock) (Finland)	52,415	991,062
Zurich Financial Services AG (Switzerland)	11,883	2,100,360

		30,892,225

Insurance – Health Insurance — 0.1%
Aetna, Inc.	42,700	1,069,635

Internet Services — 1.5%
Amazon.com, Inc.*	83,200	6,960,512
F5 Networks, Inc.*	16,200	560,358
Google, Inc. (Class A Stock)*	21,700	9,148,503
Monitise PLC (United Kingdom)*	2,864,815	319,926
United Internet AG (Germany)*	71,178	836,163

		17,825,462

Lodging — 0.1%
Shangri-La Asia Ltd. (Bermuda)	686,000	1,013,201

Machinery — 0.1%
SPX Corp.	17,600	861,872

Machinery & Equipment — 0.6%
Bucyrus International, Inc.	29,200	833,952
Joy Global, Inc.	24,300	867,996
Komatsu Ltd. (Japan)	107,000	1,652,032
Pall Corp.	99,200	2,634,752
Regal-Beloit Corp.	25,600	1,016,832

		7,005,564

Media — 0.6%
Ingenious Media Active Capital Ltd. (Guernsey)*	182,207	115,376
Pearson PLC (United Kingdom)	290,285	2,923,251
STV Group PLC (United Kingdom)*	157,713	162,070
Viacom, Inc. (Class B Stock)*	141,300	3,207,510
Wolters Kluwer NV (Netherlands)	38,610	677,338

		7,085,545

Medical – Drugs — 1.1%
Allergan, Inc.	268,400	12,770,472

Medical Supplies & Equipment — 2.0%
Bard (C.R.), Inc.	32,500	2,419,625
Baxter International, Inc.	38,500	2,038,960
Henry Schein, Inc.*	40,800	1,956,360
Immucor, Inc.*	100,100	1,377,376
Medtronic, Inc.	126,900	4,427,541
Qiagen NV (Netherlands)*	51,800	962,962
Stryker Corp.	79,900	3,175,226
Thermo Fisher Scientific, Inc.*	39,500	1,610,415
Zimmer Holdings, Inc.*	118,600	5,052,360

		23,020,825

Metals & Mining — 3.2%
Anglo American PLC (United Kingdom)*	141,033	4,123,673
ArcelorMittal (Luxembourg)	57,221	1,893,625
Assa Abloy Ab (Sweden)	290,869	4,067,168
China Zhongwang Holdings Ltd. (Cayman Islands)*	1,382,000	1,897,340
Peabody Energy Corp.	144,600	4,361,136
Rio Tinto PLC (United Kingdom)	88,567	3,067,199
Rio Tinto PLC, FPR (United Kingdom)*	46,498	1,568,205
Royal Dutch Shell PLC (Class B Stock) (Britain)	425,519	10,712,608
Teck Resources Limited – (Class B Stock) (Canada)*	30,200	481,632
Vale SA, ADR (Brazil)	63,800	1,124,794
Xstrata PLC (Britain)*	402,803	4,377,764

		37,675,144

Mining — 0.3%
BHP Billiton Ltd. (Australia)	105,200	2,882,049
Kinross Gold Corp. (Canada)	52,300	953,239

		3,835,288

Office Equipment — 0.3%
Canon, Inc. (Japan)	102,700	3,354,593

Oil & Gas — 7.3%
Baker Hughes, Inc.	119,200	4,343,648
BP PLC (United Kingdom)	1,720,495	13,595,018
Centrica PLC (United Kingdom)	670,305	2,464,733
Chevron Corp.	99,000	6,558,750
EOG Resources, Inc.	30,000	2,037,600
Gazprom Oao (Russia)	214,586	4,351,804
Halliburton Co.	155,900	3,227,130
Marathon Oil Corp.	126,500	3,811,445
National Oilwell Varco, Inc.*	20,800	679,328
Newfield Exploration Co.*	45,000	1,470,150
Noble Corp.	64,700	1,957,175
Royal Dutch Shell PLC (Netherlands)	90,620	2,273,138
Schlumberger Ltd. (Netherlands)	47,300	2,559,403
Seadrill Ltd. (Bermuda)*	142,800	2,056,547
Sempra Energy	71,800	3,563,434

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Southwestern Energy Co.*	174,100	$6,763,785
Total SA (France)	110,216	5,973,789
Total SA, ADR (France)	102,200	5,542,306
Ultra Petroleum Corp. (Canada)*	103,500	4,036,500
Weatherford International Ltd. (Switzerland)*	132,800	2,597,568
XTO Energy, Inc.	137,875	5,258,553

		85,121,804

Oil & Gas Equipment & Services — 0.5%
John Wood Group PLC (United Kingdom)	135,753	597,706
Smith International, Inc.	38,100	981,075
Williams Cos., Inc.	247,900	3,869,719

		5,448,500

Oil & Gas Exploration/Production — 0.2%
Continental Resources, Inc.*	80,400	2,231,100

Oil & Gas Services — 0.1%
Subsea 7, Inc., 7.00% (United Kingdom)*	107,200	1,099,727

Oil, Gas & Consumable Fuels — 1.4%
Anadarko Petroleum Corp.	84,300	3,826,377
BG Group PLC (United Kingdom)	182,926	3,080,414
Exxon Mobil Corp.	47,200	3,299,752
Hess Corp.	72,600	3,902,250
Saipem SpA (Italy)	70,031	1,710,973

		15,819,766

Paper & Forest Products
DS Smith PLC (United Kingdom)	113,851	124,859
UPM-Kymmene Oyj (Finland)	36,235	316,218

		441,077

Pharmaceuticals — 4.7%
AstraZeneca PLC (United Kingdom)	141,747	6,249,970
BioMarin Pharmaceutical, Inc.*	56,000	874,160
Express Scripts, Inc.*	125,100	8,600,625
GlaxoSmithKline PLC (United Kingdom)	822,809	14,533,520
Medco Health Solutions, Inc.*	119,500	5,450,395
Millipore Corp.*	29,100	2,043,111
Novartis AG (Switzerland)	57,757	2,351,128
Novo Nordisk A/S (Class B Stock) (Denmark)	30,637	1,668,652
Pfizer, Inc.	487,300	7,309,500
Roche Holding AG (Switzerland)	14,133	2,014,431
Roche Holding AG Genusschein (Switzerland)	7,638	1,040,695
Sanofi-Aventis SA (France)	26,136	1,544,373
Takeda Pharmaceutical Co. Ltd. (Japan)	14,800	575,423

		54,255,983

Printing & Publishing — 0.3%
Daily Mail & General Trust PLC (United Kingdom)	319,672	1,499,587
Reed Elsevier PLC (United Kingdom)	332,203	2,481,774

		3,981,361

Real Estate — 0.7%
China Resources Land Ltd. (Cayman Islands)	814,000	1,792,947
Mitsui Fudosan Co. Ltd. (Japan)	102,000	1,769,105
Regus PLC (Luxembourg)	872,302	934,686
Sun Hung Kai Properties Ltd. (Hong Kong)	167,000	2,073,773
Tokyu Land Corp. (Japan)	411,000	1,867,247

		8,437,758

Real Estate Investment Trusts — 0.2%
British Land Co. PLC (United Kingdom)	157,580	992,257
Brixton PLC (United Kingdom)	159,341	105,601
Digital Realty Trust, Inc.	39,000	1,398,150

		2,496,008

Registered Investment Companies
iShares Russell Midcap Growth Index Fund	14,500	528,525

Retail & Merchandising — 2.3%
Aberdeen Asset Management PLC (United Kingdom)	236,439	482,744
Belle International Holdings Ltd. (Cayman Islands)	2,275,000	1,990,286
DSG International PLC (United Kingdom)	4,438,025	1,680,467
Fast Retailing Co. Ltd. (Japan)	11,700	1,524,797
GameStop Corp. (Class A Stock)*	66,000	1,452,660
HMV Group PLC (United Kingdom)	1,104,774	2,053,290
Home Depot, Inc. (The)	119,100	2,814,333
Home Retail Group PLC (United Kingdom)	377,029	1,618,441
Industria de Diseno Textil, SA (Spain)	31,566	1,519,183
JC Penney Co., Inc.	87,700	2,517,867
Kesa Electricals PLC (United Kingdom)	431,265	789,951
Kingfisher PLC (United Kingdom)	407,940	1,196,838
Macy’s, Inc.	216,200	2,542,512
MSC Industrial Direct Co., Inc. (Class A Stock)	55,600	1,972,688
PPR (France)	8,824	723,368
Urban Outfitters, Inc.*	67,900	1,417,073

		26,296,498

Semiconductors — 1.0%
ASML Holding NV (BATE) (Netherlands)	51,532	1,116,958
ASML Holding NV (XBER) (Netherlands)	55,500	1,201,575
Intel Corp.	239,300	3,960,415
Intersil Corp. (Class A Stock)	116,400	1,463,148

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Marvell Technology Group Ltd. (Bermuda)*	267,100	$3,109,044
Solarworld AG (Germany)	27,282	645,664

		11,496,804

Semiconductors & Semiconductor Equipment — 0.7%
Atmel Corp.*	358,400	1,336,832
Broadcom Corp. (Class A Stock)*	156,000	3,867,240
Kla-Tencor Corp.	79,800	2,014,950
National Semiconductor Corp.	108,000	1,355,400

		8,574,422

Software — 2.6%
Activision Blizzard, Inc.*	67,000	846,210
Adobe Systems, Inc.*	121,600	3,441,280
Autonomy Corp. PLC (United Kingdom)*	79,622	1,886,618
Microsoft Corp.	344,900	8,198,273
Oracle Corp.	180,800	3,872,736
Sage Group PLC (The) (United Kingdom)	1,673,409	4,916,738
TomTom NV (Netherlands)*	195,525	2,361,741
VMware, Inc. (Class A Stock)*	156,100	4,256,847

		29,780,443

Specialty Retail — 0.3%
Sherwin-Williams Co. (The)	70,700	3,800,125

Steel Producers/Products — 0.1%
Nippon Steel Corp. (Japan)	230,000	880,535

Telecommunications — 3.1%
American Tower Corp. (Class A Stock)*	172,400	5,435,772
AT&T, Inc.	189,600	4,709,664
Cisco Systems, Inc.*	327,200	6,099,008
MetroPCS Communications, Inc.*	64,400	857,164
Nokia Oyj (Finland)	292,383	4,282,584
QUALCOMM, Inc.	190,300	8,601,560
SBA Communications Corp. (Class A Stock)*	72,000	1,766,880
Starent Networks Corp.*	37,200	908,052
Telefonica SA (Spain)	128,297	2,913,583
Telenor ASA (Norway)*	67,000	517,030

		36,091,297

Transportation — 2.0%
Burlington Northern Santa Fe Corp.	89,600	6,589,184
CH Robinson Worldwide, Inc.	32,600	1,700,090
China South Locomotive and Rolling Stock Corp. (China)	2,565,000	1,495,223
FedEx Corp.	99,900	5,556,438
Ryder System, Inc.	74,200	2,071,664
Union Pacific Corp.	113,900	5,929,634

		23,342,233

Transportation Services — 0.3%
Expeditors International of Washington, Inc.	35,200	1,173,568
TNT NV (Netherlands)	93,920	1,835,757

		3,009,325

Utilities — 0.6%
E.ON AG (Germany)	36,543	1,297,203
Illinois Tool Works, Inc.	140,500	5,246,270

		6,543,473

Water — 0.1%
Veolia Environnement (France)	28,039	829,021

Wireless Telecommunication Services — 2.1%
Sprint Nextel Corp.*	705,400	3,392,974
Telefonaktiebolaget LM Ericsson (Class B Stock) (Sweden)	99,878	983,941
Vodafone Group PLC (United Kingdom)	10,291,057	20,015,474

		24,392,389

TOTAL COMMON STOCKS (cost $933,323,466)		966,073,554

	Units
RIGHTS*
Agriculture
Golden Agri-Resources Ltd., expiring 7/16/09 (United Kingdom) (cost $0)	898,620	124,084

TOTAL LONG-TERM INVESTMENTS (cost $933,323,466)		966,197,638

	Shares
SHORT-TERM INVESTMENT — 10.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $124,521,258)(w) (Note 4)	124,521,258	124,521,258

TOTAL INVESTMENTS(o) — 94.1% (cost $1,057,844,724)		1,090,718,896
Other assets in excess of liabilities(x) — 5.9%		68,953,043

NET ASSETS — 100.0%		$1,159,671,939

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
BATE	BATS Europe Exchange
MSCI	Morgan Stanley Capital International
FPR	Fully Paid Rights
PRFC	Preference Shares
XBER	Berlin Exchange
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NWD	New Taiwanese Dollar
SEK	Swedish Krona
*	Non-income producing security.
(o)	As of June 30, 2009, 161 securities representing $352,413,697 and 30.4% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
834	Euro Bund	Sep 09	$139,107,661	$141,661,715	$2,554,054
25	FTSE/MIB Index	Sep 09	6,126,111	6,158,889	32,778
7	Hang Seng Index	Jul 09	815,739	831,866	16,127
53	MSCI Singapore Index	Jul 09	2,012,566	2,041,839	29,273
820	MSCI Taiwan Stock Index	Jul 09	18,710,145	18,892,800	182,655
173	NIKKEI 225 Index	Sep 09	17,794,748	17,832,460	37,712
28	QMXS30 Index	Jul 09	288,342	288,542	200

					2,852,799

Short Positions:
157	10 Year Japanese Government Bond	Sep 09	221,924,005	225,065,656	(3,141,651)
889	10 Year U.S. Treasury Notes	Sep 09	102,308,813	103,360,141	(1,051,328)
9	Amsterdam Exchange Index	Jul 09	639,620	642,523	(2,903)
628	CAC 40 10 Euro	Jul 09	28,553,189	27,628,018	925,171
139	DAX Index	Sep 09	23,603,839	23,494,750	109,089
131	DJ-EURO STOXX 50	Jul 09	4,462,046	4,406,913	55,133
199	DJ-EURO STOXX 50	Sep 09	6,781,014	6,694,471	86,543
1,972	E-Mini S&P Mid Cap 400	Sep 09	117,235,400	113,725,240	3,510,160
1,329	FTSE 100 Index	Sep 09	94,012,595	92,225,162	1,787,433
8	IBEX 35 Index	Jul 09	1,063,816	1,090,526	(26,710)
413	S&P 500 Index	Sep 09	96,035,238	94,525,375	1,509,863
20	S&P/TSX 60 Index	Sep 09	2,213,180	2,156,558	56,622
359	SPI 200 Index	Sep 09	29,101,853	28,212,309	889,544

					4,706,966

					$7,559,765 (1)

(1)	Cash of $67,645,688 has been segregated to cover requirements for open futures contracts at June 30, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 09/02/09	Goldman Sachs Co.	MXN	129,530	$9,697,173	$9,743,847	$46,674
Expiring 09/03/09	Chase Securities Inc.	MXN	50,755	3,757,904	3,817,505	59,601
New Taiwanese Dollar,
Expiring 09/03/09	Chase Securities Inc.	NWD	776,100	24,170,041	23,927,856	(242,185)
South Korean Won,
Expiring 09/03/09	Chase Securities Inc.	KRW	8,734,000	6,878,520	6,877,978	(542)
Swedish Krona,
Expiring 09/02/09	Goldman Sachs	SEK	486,430	64,037,652	63,044,250	(993,402)
Expiring 09/02/09	Royal Bank of Scotland	SEK	94,130	11,769,552	12,199,813	430,261

				$120,310,842	$119,611,249	$(699,593)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 09/02/09	Goldman Sachs	GBP	113,040	$178,987,523	$185,959,529	$(6,972,006)
Euro,
Expiring 09/02/09	Royal Bank of Scotland	EUR	123,855	171,887,215	173,737,749	(1,850,534)
Japanese Yen,
Expiring 09/02/09	Goldman Sachs	JPY	3,570,900	37,763,325	37,095,044	668,281
Swiss Franc,
Expiring 09/02/09	JP Morgan Securities	CHF	26,708	24,735,000	24,599,993	135,007
Expiring 09/02/09	Royal Bank of Scotland	CHF	25,380	23,281,200	23,376,929	(95,729)

				$436,654,263	$444,769,244	$(8,114,981)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date		Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank(2)	09/01/18	CHF	12,500	3.25%	6 month LIBOR	$(612,353)	$6,467	$(618,820)
Barclays Bank PLC(2)	05/01/39	GBP	13,000	3.78%	6 month LIBOR	1,666,112	—	1,666,112
Deutsche Bank AG(2)	06/03/39	GBP	8,250	4.16%	6 month LIBOR	184,496	1,532	182,964
JPMorgan Chase Bank(2)	04/01/38	GBP	5,000	4.69%	6 month LIBOR	(586,169)	85,492	(671,661)

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date		Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co., Inc.(2)	09/06/37	GBP	5,000	5.01%	6 month LIBOR	$(1,000,491)	$—	$(1,000,491)
Merrill Lynch & Co., Inc.(2)	04/01/38	GBP	32,000	4.69%	6 month LIBOR	(3,750,848)	(798,063)	(2,952,785)
Deutsche Bank AG(1)	08/05/38	GBP	10,000	3.88%	United Kingdom Retail Price Index	1,090,792	(136,767)	1,227,559
Deutsche Bank AG(1)	05/02/39	GBP	17,000	3.33%	United Kingdom Retail Price Index	(3,127,630)	—	(3,127,630)
Deutsche Bank AG(1)	06/03/39	GBP	10,000	3.61%	United Kingdom Retail Price Index	(815,969)	—	(815,969)
Deutsche Bank AG(1)	12/31/09	GBP	10,000	4.50%	United Kingdom Retail Price Index	(1,752,620)	—	(1,752,620)
Merrill Lynch & Co., Inc.(1)	07/27/37	GBP	14,000	3.34%	United Kingdom Retail Price Index	(1,186,964)	—	(1,186,964)
Merrill Lynch & Co., Inc.(1)	09/06/37	GBP	10,000	3.49%	United Kingdom Retail Price Index	(398,611)	—	(398,611)
Merrill Lynch & Co., Inc.(1)	04/30/38	GBP	5,000	3.74%	United Kingdom Retail Price Index	358,529	—	358,529
Deutsche Bank AG(2)	04/03/38	JPY	600,000	2.32%	6 month LIBOR	(367,682)	—	(367,682)
JPMorgan Chase Bank(2)	07/31/37	JPY	830,000	2.63%	6 month LIBOR	(1,077,634)	—	(1,077,634)
JPMorgan Chase Bank(2)	07/11/37	JPY	250,000	2.47%	6 month LIBOR	(240,908)	—	(240,908)

						$(11,617,950)	$(841,339)	$(10,776,611	)(4)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1)
JPMorgan Chase Bank	06/20/13	$11,000	5.00%	Dow Jones CDX HY-10 5Y Index	$(1,216,680)	$(655,429)	$(561,251)
JPMorgan Chase Bank	12/20/13	16,000	5.00%	Dow Jones CDX HY-11 5Y Index	(2,265,500)	(2,288,195)	22,695
Deutsche Bank AG	06/20/14	20,000	5.00%	Dow Jones CDX HY-12 5Y Index	(3,007,889)	(5,123,969)	2,116,080
Merrill Lynch & Co., Inc.	06/20/14	25,000	5.00%	Dow Jones CDX HY-12 5Y Index	(3,759,861)	(5,062,932)	1,303,071
JPMorgan Chase Bank	06/20/13	30,000	1.55%	Dow Jones CDX NA IG 10 5Y	(308,835)	303,665	(612,500)
JPMorgan Chase Bank	06/20/13	45,000	1.55%	Dow Jones CDX NA IG 10 5Y	(463,252)	315,664	(778,916)
Merrill Lynch & Co., Inc.	06/20/13	8,000	1.55%	Dow Jones CDX NA IG 10 5Y	(82,356)	181,147	(263,503)
Merrill Lynch & Co., Inc.	06/20/14	21,000	1.00%	Dow Jones CDX NA IG 12 5Y	(308,605)	(718,460)	409,855

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date		Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co., Inc.	06/20/14		$15,000	1.00%	Dow Jones
					CDX NA IG 12 5Y	$(220,433)	$(433,760)	$213,327
Merrill Lynch & Co., Inc.	06/20/14		21,000	1.00%	Dow Jones
					CDX NA IG 12 5Y	(308,606)	(249,116)	(59,490)
Deutsche Bank AG	06/20/14	EUR	8,000	9.75%	iTraxx Europe	1,050,934	176,416	874,518
Deutsche Bank AG	06/20/14	EUR	7,500	9.75%	iTraxx Europe	985,251	380,081	605,170
Deutsche Bank AG	06/20/14	EUR	15,000	1.85%	iTraxx Europe	1,970,542	290,282	1,680,260
Deutsche Bank AG	06/20/14	EUR	42,000	1.85%	iTraxx Europe	2,018,081	1,529,427	488,654
JPMorgan Chase Bank	06/20/13	EUR	7,000	6.50%	iTraxx Europe	(758,186)	350,497	(1,108,683)
JPMorgan Chase Bank	06/20/13	EUR	17,000	6.50%	iTraxx Europe	(1,888,589)	623,652	(2,512,241)
JPMorgan Chase Bank	06/20/13	EUR	5,000	6.50%	iTraxx Europe	(555,490)	522,144	(1,077,634)
Merrill Lynch & Co., Inc.	06/20/14	EUR	18,000	1.85%	iTraxx Europe	853,110	825,918	27,192

						$(8,266,364)	$(9,032,968)	$766,604 (4)

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Cash of $32,200,000 has been segregated to cover requirements for swap agreement at June 30, 2009.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$613,659,857	$352,402,838	$10,859
Rights	—	124,084	—
Affiliated Money Market Mutual Fund	124,521,258	—	—

	$738,181,115	$352,526,922	$10,859
Other Financial Instruments*	7,559,765	(14,355,921)	(4,468,660)

Total	$745,740,880	$338,171,001	$(4,457,801)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bond	Other Financial Instruments
Balance as of 12/31/08	$458,472	$4,081,686	$(1,363,692)
Accrued discounts/premiums	—	(522)	1,961
Realized gain (loss)	(537,434)	(497,052)	—
Change in unrealized appreciation (depreciation)	321,568	1,245,697	(3,106,929)
Net purchases (sales)	(402,568)	(4,829,809)	—
Transfers in and/or out of Level 3	170,821	—	—

Balance as of 6/30/09	$10,859	$—	$(4,468,660)

As of June 30, 2009, the Portfolio had one Level 3 security with a fair value of $0.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund	10.8%
Oil & Gas	7.3
Pharmaceuticals	4.7
Financial – Bank & Trust	3.4
Metals & Mining	3.2
Telecommunications	3.1
Diversified Financial Services	2.9
Chemicals	2.7
Insurance	2.7
Software	2.6
Food	2.4
Retail & Merchandising	2.3
Wireless Telecommunication Services	2.1
Computer Services & Software	2.1
Transportation	2.0
Medical Supplies & Equipment	2.0
Computer Hardware	1.7
Internet Services	1.5
Electric	1.4
Oil, Gas & Consumable Fuels	1.4
Hotels, Restaurants & Leisure	1.3
Automotive Parts	1.3
Beverages	1.3
Healthcare Services	1.3
Healthcare Equipment & Supplies	1.3
Aerospace & Defense	1.2
Medical – Drugs	1.1
Financial Services	1.0
Household Products	1.0
Financial – Brokerage	1.0
Semiconductors	1.0
Electronic Components & Equipment	0.9
Entertainment & Leisure	0.9
Banks	0.8
Diversified Operations	0.8
Semiconductors & Semiconductor Equipment	0.7
Real Estate	0.7
Distribution/Wholesale	0.7
Cable Television	0.7
Automobile Manufacturers	0.7
Computers & Peripherals	0.7
Media	0.6
Machinery & Equipment	0.6
Utilities	0.6
Consumer Products & Services	0.5
Education	0.5
Advertising	0.5
Consumer Finance	0.5
Oil & Gas Equipment & Services	0.5
Environmental Control	0.5
Electronic Components	0.4
Commercial Banks	0.4
Building Materials	0.4
Printing & Publishing	0.3
Mining	0.3
Biotechnology	0.3
Specialty Retail	0.3
Clothing & Apparel	0.3
Commercial Services	0.3
Office Equipment	0.3
Broadcasting	0.3
Business Services	0.3
Transportation Services	0.3
Real Estate Investment Trusts	0.2
Airlines	0.2
Industrial Products	0.2
Oil & Gas Exploration/Production	0.2
Food & Beverage	0.2
Construction	0.2
Entertainment	0.1
Agriculture	0.1
Holding Companies – Diversified	0.1
Oil & Gas Services	0.1
Insurance – Health Insurance	0.1
Lodging	0.1
Diversified Machinery	0.1
Engineering/Construction	0.1
Steel Producers/Products	0.1
Machinery	0.1
Water	0.1
Electronics	0.1

94.1
Other assets in excess of liabilities	5.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$2,554,054	*	Due from broker-variation margin	$4,192,979	*
Interest rate contracts	Unrealized appreciation on swap agreements	3,435,164		Unrealized depreciation on swap agreements	14,211,775
Interest rate contracts	Premiums paid for swap agreements	93,491		Premiums received for swap agreements	934,830
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,339,824		Unrealized depreciation on foreign currency forward contracts	10,154,398
Credit contracts	Unrealized appreciation on swap agreements	7,740,822		Unrealized depreciation on swap agreements	6,974,218
Credit contracts	Premiums paid for swap agreements	5,498,893		Premiums received for swap agreements	14,531,861
Equity contracts	Due from broker-variation margin	9,228,303	*	Due from broker-variation margin	29,613	*
Equity contracts	Unaffiliated investments	124,084		—	—

Total		$30,014,635			$51,029,674

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(6,269,009)	$(526,147)	$—	$(6,795,156)
Foreign exchange contracts	—	—	—	(21,241,625)	(21,241,625)
Credit contracts	—	—	(33,176,399)	—	(33,176,399)
Equity contracts	(192,604)	(34,361,420)	—	—	(34,554,024)

Total	$(192,604)	$(40,630,429)	$(33,702,546)	$(21,241,625)	$(95,767,204)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$7,198,399	$5,599,093	$—	$12,797,492
Foreign exchange contracts	—	—	—	5,022,183	5,022,183
Credit contracts	—	—	45,005,556	—	45,005,556
Equity contracts	469,155	21,647,027	—	—	22,116,182

Total	$469,155	$28,845,426	$50,604,649	$5,022,183	$84,941,413

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $933,323,466)	$966,197,638
Affiliated investments (cost $124,521,258)	124,521,258
Cash	4,111,150
Deposit with broker	99,845,688
Unrealized appreciation on swap agreements	11,175,986
Premiums paid for swap agreements	5,592,384
Receivable for fund share sold	4,133,963
Receivable for investments sold	3,292,498
Dividends and interest receivable	2,759,536
Due from broker-variation margin	2,568,784
Unrealized appreciation on foreign currency forward contracts	1,339,824
Tax reclaim receivable	675,930
Prepaid expenses	1,193

Total Assets	1,226,215,832

LIABILITIES:
Unrealized depreciation on swap agreements	21,185,993
Premiums received for swap agreements	15,466,691
Payable to custodian	14,396,088
Unrealized depreciation on foreign currency forward contracts	10,154,398
Payable for investments purchased	4,703,358
Advisory fees payable	504,667
Accrued expenses and other liabilities	115,189
Shareholder servicing fees payable	11,192
Payable for fund share repurchased	5,419
Affiliated transfer agent fee payable	898

Total Liabilities	66,543,893

NET ASSETS	$1,159,671,939

Net assets were comprised of:
Paid-in capital	$1,477,578,514
Retained earnings	(317,906,575)

Net assets, June 30, 2009	$1,159,671,939

Net asset value and redemption price per share, $1,159,671,939 / 109,029,406 outstanding shares of beneficial interest	$10.64

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated dividend income (net of $549,172 foreign withholding tax)	$10,516,670
Affiliated dividend income	243,514
Unaffiliated interest income	14,104

10,774,288

EXPENSES
Advisory fees	4,303,158
Shareholder servicing fees and expenses	404,856
Custodian and accounting fees	154,000
Interest expense	118,725
Audit fee	18,000
Trustees’ fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Insurance expenses	7,000
Loan interest expense (Note 7)	5,442
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Miscellaneous	13,418

Total expenses	5,048,599

NET INVESTMENT INCOME	5,725,689

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(176,465,824)
Futures transactions	(40,630,429)
Swap agreement transactions	(33,702,546)
Foreign currency transactions	(24,648,371)

(275,447,170)

Net change in unrealized appreciation (depreciation) on:
Investments	245,014,448
Futures	28,845,426
Swap agreements	50,604,649
Foreign currencies	5,311,899

329,776,422

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	54,329,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,054,941

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,725,689	$10,072,563
Net realized gain (loss) on investment and foreign currency transactions	(275,447,170)	85,245,075
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	329,776,422	(290,587,363)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	60,054,941	(195,269,725)

DISTRIBUTIONS	(95,639,522)	(35,919,298)

FUND SHARE TRANSACTIONS:
Fund share sold [46,826,246 and 91,881,529 shares, respectively]	504,198,857	1,184,702,466
Fund share issued in reinvestment of distributions [8,742,187 and 2,621,847 shares, respectively]	95,639,522	35,919,298
Fund share repurchased [21,260,058 and 51,527,461 shares, respectively]	(216,277,111)	(614,789,150)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	383,561,268	605,832,614

TOTAL INCREASE IN NET ASSETS	347,976,687	374,643,591
NET ASSETS:
Beginning of period	811,695,252	437,051,661

End of period	$1,159,671,939	$811,695,252

SEE NOTES TO FINANCIAL STATEMENTS.

A348

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2009 issued 57 classes of shares of beneficial interest (collectively the “Portfolios”). The information presented in these financial statements pertains to forty-five Portfolios: Academic Strategies Asset Allocation Portfolio, Advanced Strategies Portfolio, Aggressive Asset Allocation Portfolio, AllianceBernstein Core Value Portfolio, AllianceBernstein Growth & Income Portfolio, American Century Income & Growth Portfolio, Balanced Asset Allocation Portfolio, Capital Growth Asset Allocation Portfolio, CLS Growth Asset Allocation Portfolio, CLS Moderate Asset Allocation Portfolio, Cohen & Steers Realty Portfolio, DeAM Large-Cap Value Portfolio, Federated Aggressive Growth Portfolio, First Trust Balanced Target Portfolio, First Trust Capital Appreciation Target Portfolio, Focus Four Plus Portfolio, Global Real Estate, Goldman Sachs Concentrated Growth Portfolio, Goldman Sachs Mid-Cap Growth Portfolio, Goldman Sachs Small-Cap Value Portfolio, Horizon Growth Asset Allocation Portfolio, Horizon Moderate Asset Allocation Portfolio, International Growth Portfolio, International Value Portfolio, JPMorgan International Equity Portfolio, Large-Cap Value Portfolio, Marsico Capital Growth Portfolio, MFS Global Equity Portfolio, MFS Growth Portfolio, Mid-Cap Value Portfolio, Money Market Portfolio, Neuberger Berman Mid-Cap Growth Portfolio, Neuberger Berman Small-Cap Growth Portfolio, Neuberger Berman/LSV Mid-Cap Value Portfolio, Niemann Capital Growth Asset Allocation Portfolio, Parametric Emerging Markets Equity Portfolio, Preservation Asset Allocation Portfolio, QMA US Equity Alpha Portfolio, Schroders Multi Asset World Strategies Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, T. Rowe Price Asset Allocation Portfolio, T. Rowe Price Large-Cap Growth Portfolio, T. Rowe Price Natural Resources Portfolio, and UBS Dynamic Alpha Portfolio.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”): To seek long-term capital appreciation.

AST Advanced Strategies Portfolio (“Advanced Strategies”): Highest level of absolute return. The Portfolio invests its assets in a diversified allocation of domestic and international equity securities and domestic and international fixed-income securities.

AST Aggressive Asset Allocation Portfolio (“Aggressive Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests 100% of its assets in underlying mutual funds that invest primarily in equity securities.

AST AllianceBernstein Core Value Portfolio (“AllianceBernstein Core Value”): Long-term capital growth by investing primarily in common stocks of large capitalization companies that appear to be undervalued.

AST AllianceBernstein Growth & Income Portfolio (“AllianceBernstein Growth & Income”): Long-term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuations in relation to their fundamental business prospects.

AST American Century Income & Growth Portfolio (“American Century Income & Growth”): Capital growth and, secondarily, current income by investing primarily in stocks of large U.S. companies selected through quantitative investment techniques.

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal

B1

circumstances, the Portfolio invests approximately 65% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 35% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 80% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 20% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST CLS Growth Asset Allocation Portfolio (“CLS Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 70% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 30% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST CLS Moderate Asset Allocation Portfolio (“CLS Moderate Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 50% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 50% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”): Maximize total return by investing primarily in equity securities of real estate companies.

AST DeAM Large-Cap Value Portfolio (“DeAM Large-Cap Value”): Maximum capital growth by investing in equity securities of large capitalization companies included in the Russell 1000 Value Index.

AST Federated Aggressive Growth Portfolio (“Federated Aggressive Growth”): Capital growth by investing primarily in stocks of small companies that are traded on national securities exchanges, Nasdaq stock exchange and the over-the-counter-market.

AST First Trust Balanced Target Portfolio (“First Trust Balanced Target”): Long-Term capital growth balanced by current income. The Portfolio invests approximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities.

AST First Trust Capital Appreciation Target Portfolio (“First Trust Capital Appreciation”): Long-Term capital growth. The Portfolio invests approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed-income securities.

AST Focus Four Plus Portfolio (“Focus Four Plus”): To seek long-term capital growth.

AST Global Real Estate (“Global Real Estate”): To seek capital appreciation and income.

AST Goldman Sachs Concentrated Growth Portfolio (“Goldman Sachs Concentrated Growth”): Capital growth by investing primarily in equity securities.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”): Long-term capital growth by investing primarily in equity securities of medium-sized companies.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”): Long-term capital growth by investing primarily in equity securities of small capitalization companies that are believed to be undervalued.

AST Horizon Growth Asset Allocation Portfolio (“Horizon Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 70% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 30% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Horizon Moderate Asset Allocation Portfolio (“Horizon Moderate Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 50% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 50% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

B2

AST International Growth Portfolio (“International Growth”): Long-term capital growth by investing primarily in equity securities of foreign companies.

AST International Value Portfolio (“International Value”): Capital growth by investing primarily in equity securities of foreign companies represented in the MSCI EAFE Index.

AST JPMorgan International Equity Portfolio (“JPMorgan International Equity”): Capital growth by investing primarily in equity securities of foreign companies.

AST Large-Cap Value Portfolio (“Large-Cap Value”): Current income and long-term growth of income, as well as capital appreciation by investing, under normal circumstances, at least 80% of its assets plus borrowings for investment purposes in common stocks of large cap U.S. companies.

AST Marsico Capital Growth Portfolio (“Marsico Capital Growth”): Capital growth by investing primarily in common stocks with the majority of the portfolio’s assets in large capitalization stocks.

AST MFS Global Equity Portfolio (“MFS Global Equity”): Capital growth by investing primarily in common stocks and related securities of U.S. and foreign issuers.

AST MFS Growth Portfolio (“MFS Growth”): Long-term capital growth and future income by investing primarily in common stocks and related securities.

AST Mid-Cap Value Portfolio (“Mid-Cap Value”): Capital growth by investing in readily marketable equity securities.

AST Money Market Portfolio (“Money Market”): Maximize current income and maintain high levels of liquidity by investing in high-quality, short-term, U.S. dollar-denominated instruments.

AST Neuberger Berman Mid-Cap Growth Portfolio (“Neuberger Berman Mid-Cap Growth”): Capital growth by investing primarily in common stocks of medium capitalization companies.

AST Neuberger Berman Small-Cap Growth Portfolio (“Neuberger Berman Small-Cap Growth”): Maximize capital growth by investing primarily in equity securities of small capitalization companies included in the Russell 2000 Growth Index.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio (“Neuberger Berman/LSV Mid-Cap Value”): Capital growth by investing primarily in common stocks of medium capitalization companies.

AST Niemann Capital Growth Asset Allocation Portfolio (“Niemann Capital Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 70% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 30% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Parametric Emerging Markets Equity Portfolio (“Parametric Emerging Markets Equity”): To seek long-term capital appreciation.

AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 35% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 65% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”): Long-term capital growth by investing primarily in equity and equity-related securities of U.S. issuers.

AST Schroders Multi Asset World Strategies Portfolio (“Schroders Multi Asset World Strategies”): To seek long-term capital appreciation.

AST Small-Cap Growth Portfolio (“Small-Cap Growth”): Long-term capital growth by investing in common stocks of small capitalization companies.

AST Small-Cap Value Portfolio (“Small-Cap Value”): Long-term capital growth by investing primarily in stocks and equity-related securities of small capitalization companies that appear to be undervalued.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”): A high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

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AST T. Rowe Large-Cap Growth Portfolio (“T. Rowe Large-Cap Growth”): Long-term capital growth by investing predominantly in the equity securities of a limited number of large, high-quality U.S. companies.

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”): Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources and other basic commodities.

AST UBS Dynamic Alpha Portfolio (“UBS Dynamic Alpha”): Maximize total return by investing in multiple asset classes on a global basis utilizing sophisticated asset allocation and currency management techniques.

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation or if there was no NOCP at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. Money Market uses amortized cost to value their short-term debt securities. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates fair value.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities (except for the Money Market Portfolio, which is limited to 10% of net assets). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be

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deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios, as defined in the prospectus, enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Portfolios (except for Money Market) may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an over the counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the

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Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Short Sales: Certain portfolios of the Trust may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations: Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements: Certain Portfolios of the Trust may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

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Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. A Portfolio may enter into total return swaps to manage their exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the

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change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2009, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Delayed Delivery Transactions: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Security Loans: The Portfolios may lend their portfolio securities to broker-dealers. Security loans are limited to 33 1/3% of the total assets of the respective portfolio. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market. The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Distributions: Distributions, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, distributions are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Net realized gains from investment transactions, if any, are distributed at least annually.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2009, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

AllianceBernstein L.P. for AllianceBernstein Core Value and AllianceBernstein Growth & Income;

Alpha Simplex Group, LLC for a portion of Academic Strategies;

American Century Investment Management, Inc. for American Century Income & Growth;

Clear Bridge Advisors for a portion of Small-Cap Value;

CLS Investment Firm, LLC for CLS Growth Asset Allocation and CLS Moderate Asset Allocation;

Cohen & Steers Capital Management, Inc. for Cohen & Steers Realty;

Credit Suisse Securities (USA) LLC for a portion of Academic Strategies;

Deutsche Asset Management, Inc. for DeAM Large-Cap Value;

Eagle Asset Management, Inc. for Small-Cap Growth;

Earnest Partners LLC, for a portion of Mid-Cap Value;

Eaton Vance Management for a portion of Large-Cap Value;

Federated Equity Management Company of Pennsylvania for Federated Aggressive Growth;

First Quadrant, L.P. for a portion of Academic Strategies;

First Trust Advisors L.P. for First Trust Balanced Target, First Trust Capital Appreciation Target and Focus Four Plus;

Goldman Sachs Asset Management, L.P. for Goldman Sachs Concentrated Growth, Goldman Sachs Small-Cap Value, Goldman Sachs Mid-Cap Growth;

Horizon Investments, LLC for Horizon Growth Asset Allocation and Horizon Moderate Asset Allocation;

Hotchkis and Wiley Capital Management, LLC for a portion of Large-Cap Value;

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Jennison Associates LLC (“Jennison”) for a portion of Academic Strategies;

J.P. Morgan Investment Management, Inc. for JPMorgan International Equity and a portion of Small-Cap Value;

Lee Munder Investments Ltd. for a portion of Small-Cap Value;

LSV Asset Management for portion of International Value, a portion of Advanced Strategies and a portion of Neuberger Berman/LSV Mid-Cap Value;

Marsico Capital Management LLC for Marsico Capital Growth and a portion of Advanced Strategies and a portion of International Growth;

Massachusetts Financial Services Company for MFS Global Equity and MFS Growth;

Mellon Capital Management Corp. for a portion of Academic Strategies;

Neuberger Berman Management, Inc. for a portion Neuberger Berman/LSV Mid-Cap Value, Neuberger Berman Mid-Cap Growth, and Neuberger Berman Small-Cap Growth;

Niemann Capital Management, Inc. for Niemann Capital Growth Asset Allocation;

Pacific Investment Management Company LLC (“PIMCO”) for a portion of Advanced Strategies and a portion of Academic Strategies;

Parametric Portfolio Associates LLC for Parametric Emerging Markets Equity;

PI, through its Strategic Investment Research Group team, also directly manages a portion of the assets of the Advanced Strategies, Academic Strategies and manages the Aggressive Asset Allocation, Capital Growth Asset Allocation, Balanced Asset Allocation, and Preservation Asset Allocation. Quantitative Management Associates provides certain sub-advisory services to the portfolios;

Prudential Bache Asset Management for a portion of Academic Strategies;

Prudential Investment Management, Inc. (“PIM”), for Money Market and Global Real Estate;

Quantitative Management Associates LLC (“QMA”) for QMA US Equity Alpha and a portion of Academic Strategies;

Schroders Investment Management North America Ltd. for Schroders Multi Asset World Strategies;

Thornburg Investment Management, Inc. for a portion of International Value;

T. Rowe Price Associates, Inc. for T. Rowe Price Asset Allocation, T. Rowe Price Large-Cap Growth Fund, and T. Rowe Price Natural Resources and a portion of Advanced Strategies;

UBS Global Asset Management (Americas), Inc. for UBS Dynamic Alpha;

WEDGE Capital Management, LLP, for a of portion Mid-Cap Value;

William Blair & Company, LLC for a portion of International Growth and a portion of Advanced Strategies.

Advisory Fees and Expense Limitations: The Investment Manager receives a fee, computed daily and payable monthly, based on the annual rates specified below, of the value of each Portfolio’s average daily net assets. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has voluntarily agreed to waive a portion of their management fee and/or reimburse each Portfolio an amount equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets. Each waiver/reimbursement is voluntary and may be modified or terminated by the investment manager at any time without notice.

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	Advisory Fees	Effective Advisory Fees	Expense Limitations
Academic Strategies*	0.72%	0.68%	0.80%
Advanced Strategies	0.85%	0.85%	N/A
Aggressive Asset Allocation	0.15%	0.15%	N/A
AllianceBernstein Core Value	0.75%	0.75%	—	†
AllianceBernstein Growth & Income	0.75%	0.75%	N/A
American Century Income & Growth	0.75%	0.66%	—	†
Balanced Asset Allocation	0.15%	0.15%	N/A
Capital Growth Asset Allocation	0.15%	0.15%	N/A
CLS Growth Asset Allocation	0.30%†††	0.28%	—	††
CLS Moderate Asset Allocation	0.30%†††	0.27%	—	††
Cohen & Steers Realty	1.00%	0.78%	—	†
DeAM Large-Cap Value	0.85%	0.85%	N/A
Federated Aggressive Growth	0.95%	0.95%	N/A
First Trust Balanced Target	0.85%	0.85%	N/A
First Trust Capital Appreciation Target	0.85%	0.85%	N/A
Focus Four Plus**	0.85%	0.65%	N/A
Global Real Estate	1.00%	1.00%	N/A
Goldman Sachs Concentrated Growth	0.90%	0.90%	N/A
Goldman Sachs Mid-Cap Growth	1.00%	1.00%	N/A
Goldman Sachs Small-Cap Value	0.95%	0.95%	N/A
Horizon Growth Asset Allocation	0.30%†††	0.27%	—	††
Horizon Moderate Asset Allocation	0.30%†††	0.30%	—	††
International Growth	1.00%	1.00%	N/A
International Value	1.00%	1.00%	N/A
JPMorgan International Equity	1.00% first $75 million; 0.85% in excess of $75 million	0.81%	—	†
Large-Cap Value	0.75%	0.72%	—	†
Marsico Capital Growth	0.90%	0.90%	N/A
MFS Global Equity	1.00%	1.00%	N/A
MFS Growth	0.90%	0.90%	N/A
Mid-Cap Value	0.95%	0.95%	N/A
Money Market	0.50%	0.45%	0.56%
Neuberger Berman Mid-Cap Growth	0.90% first $1 billion; 0.85% in excess of $1 billion	0.90%	1.25%
Neuberger Berman Small-Cap Growth	0.95%	0.95%	N/A
Neuberger Berman/LSV Mid-Cap Value	0.90% first $1 billion; 0.85% in excess of $1 billion	0.90%	N/A
Niemann Capital Growth Asset Allocation	0.30%†††	0.26%	—	††
Parametric Emerging Markets Equity	1.10%	1.10%	N/A
Preservation Asset Allocation	0.15%	0.15%	N/A
QMA US Equity Alpha	1.00%	1.00%	N/A
Schroders Multi Asset World Strategies	1.10%	1.10%	N/A
Small-Cap Growth	0.90%	0.90%	N/A
Small-Cap Value	0.90%	0.90%	N/A
T. Rowe Price Asset Allocation	0.85%	0.85%	N/A
T. Rowe Price Large-Cap Growth	0.90% first $1 billion; 0.85% in excess of $1 billion	0.90%	N/A
T. Rowe Price Natural Resources	0.90%	0.90%	N/A
UBS Dynamic Alpha Portfolio	1.00%	1.00%	N/A

B11

*	The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” are voluntary and are subject to termination or modification at any time without prior notice.
**	The Investment Manager has contractually agreed to waive the investment management fees on Portfolio assets invested in the AST Western Asset Core Plus Bond Portfolio. Under normal circumstances, the Portfolio invests approximately 25% of its assets in the AST Western Asset Core Plus Bond Portfolio.
†	Expense limitations are as noted in the table below.

	January 1, 2009 – June 30, 2009 Expense Limitations	Effective July 1, 2009 Expense Limitations
AllianceBernstein Core Value	N/A	0.88%
American Century Income & Growth	0.87%	N/A
Cohen & Steers Realty	0.97%	N/A
JPMorgan International Equity	1.01%	N/A
Large-Cap Value	0.84%	N/A

††	Expense limitations are as noted in table below from January 1, 2009 through June 30, 2009. Effective July 1, 2009, the expense limitations have been removed.

	First $100 million	Next $100 million	In Excess of $200 million
CLS Growth Asset Allocation	0.40%	0.35%	0.30%
CLS Moderate Asset Allocation	0.40%	0.35%	0.30%

	First $250 million	Next $500 million	In Excess of $750 million
Horizon Growth Asset Allocation	0.40%	0.35%	0.30%
Horizon Moderate Asset Allocation	0.40%	0.35%	0.30%
Niemann Capital Growth Asset Allocation	0.40%	0.35%	0.30%

†††	The Investment Manager has voluntarily agreed to waive a portion of its advisory fees as follows:

	First $100 million	Next $100 million	In Excess of $200 million
CLS Growth Asset Allocation	0.00%	0.05%	0.10%
CLS Moderate Asset Allocation	0.00%	0.05%	0.10%

	First $250 million	Next $500 million	In Excess of $750 million
Horizon Growth Asset Allocation	0.00%	0.05%	0.10%
Horizon Moderate Asset Allocation	0.00%	0.05%	0.10%
Niemann Capital Growth Asset Allocation	0.00%	0.05%	0.10%

The Investment Manager has voluntarily agreed to limit the advisory fees of the AST Money Market Portfolio such that the 1-day yield (without gain or loss) does not fall below 0.50%. Effective March 16, 2009, that threshold was reduced to 0.25% and subsequently, effective May 6, 2009, was reduced to 0.10%. The waiver/reimbursement is voluntary and may be modified or terminated by the Investment Manager at any time without notice. During the six months ended June 30, 2009, the Investment Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $148,287, 0.01 of 1% of the AST Money Market Portfolio’s average daily net assets.

AST Investment Services, Inc., PI, PIM, Jennison, QMA and Prudential Bache Asset Management are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

B12

4. Other Transactions with Affiliates

The Trust, excluding Aggressive Asset Allocation Portfolio, Capital Growth Asset Allocation Portfolio, Balanced Asset Allocation Portfolio, CLS Growth Asset Allocation Portfolio, CLS Moderate Asset Allocation Portfolio, Horizon Growth Asset Allocation Portfolio, Horizon Moderate Asset Allocation Portfolio, Niemann Capital Growth Asset Allocation Portfolio, and Preservation Asset Allocation Portfolio, has entered into an agreement with Prudential Annuities Life Assurance Corporation (“PALAC”), an indirect, wholly-owned subsidiary of Prudential Financial, Inc., pursuant to which the Portfolios pay PALAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Investment Manager has voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on average daily net assets up to $500 million (no waiver), 0.09% on average daily net assets of the next $250 million (0.01% waiver), 0.08% on average daily net of the next $250 million (0.02% waiver), and 0.07% on average daily net assets in excess of $1 billion (0.03% waiver).

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

PIM acts as the Trust’s securities lending agent. For the six months ended June 30, 2009, PIM was compensated as follows for these services by the Portfolios:

Portfolio	PIM
Advanced Strategies	$110,978
AllianceBernstein Core Value	19,507
AllianceBernstein Growth & Income	203,645
American Century Income & Growth	30,457
DeAM Large-Cap Value	273,697
Federated Aggressive Growth	133,046
First Trust Balanced Target	334,574
First Trust Capital Appreciation Target	507,513
Goldman Sachs Concentrated Growth	42,837
Goldman Sachs Mid-Cap Growth	58,017
Goldman Sachs Small-Cap Value	25,715
International Growth	50,625
JPMorgan International Equity	2,634
Large-Cap Value	193,616
Marsico Capital Growth	749,498
MFS Global Equity	4,262
MFS Growth	29,477
Mid-Cap Value	116,601
Neuberger Berman Mid-Cap Growth	125,216
Neuberger Berman Small-Cap Growth	48,584
Neuberger Berman/LSV Mid-Cap Value	87,124
Schroders Multi Asset World Strategies	17,266
Small-Cap Growth	161,370
Small-Cap Value	117,778
T. Rowe Price Asset Allocation	82,511
T. Rowe Price Large-Cap Growth	163,087
T. Rowe Price Natural Resources	53,624

B13

For the six months ended June 30, 2009, Wachovia Securities LLC, an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Portfolios as follows:

Portfolio	Wachovia Securities
AllianceBernstein Core Value	$790
Small-Cap Growth	2,318
Small-Cap Value	699

5. Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2009 were as follows:

	Cost of Purchases	Proceeds from Sales
Academic Strategies	$1,062,078,753	$798,901,651
Advanced Strategies	1,103,688,259	1,006,617,267
Aggressive Asset Allocation	81,641,283	33,402,447
AllianceBernstein Core Value	51,171,109	41,982,653
AllianceBernstein Growth & Income	723,398,828	794,484,398
American Century Income & Growth	49,531,421	36,718,434
Balanced Asset Allocation	928,472,318	346,715,820
Capital Growth Asset Allocation	1,135,591,420	590,937,359
CLS Growth Asset Allocation	171,491,712	50,712,177
CLS Moderate Asset Allocation	273,340,942	89,396,441
Cohen & Steers Realty	163,883,333	132,715,024
DeAM Large-Cap Value	871,738,378	505,763,280
Federated Aggressive Growth	144,694,545	120,131,537
First Trust Balanced Target	611,783,926	376,931,440
First Trust Capital Appreciation Target	837,850,009	515,744,790
Focus Four	79,238,915	16,809,377
Global Real Estate	54,312,792	44,431,196
Goldman Sachs Concentrated Growth	118,633,249	103,240,081
Goldman Sachs Mid-Cap Growth	85,179,940	52,095,560
Goldman Sachs Small-Cap Value	32,116,013	26,684,524
Horizon Growth Asset Allocation	144,403,878	32,429,501
Horizon Moderate Asset Allocation	229,590,036	40,272,275
International Growth	631,477,302	445,904,717
International Value	289,702,163	89,195,923
JPMorgan International Equity	27,341,987	15,536,245
Large-Cap Value	1,479,161,377	1,253,514,697
Marsico Capital Growth	831,371,234	647,103,882
MFS Global Equity	17,437,024	11,739,145
MFS Growth	2,626,295,453	2,160,502,373
Mid-Cap Value	54,686,019	31,939,362
Neuberger Berman Mid-Cap Growth	115,910,289	109,539,519
Neuberger Berman Small-Cap Growth	122,201,222	122,035,203
Neuberger Berman/LSV Mid-Cap Value	60,718,060	60,022,466
Niemann Capital Growth Asset Allocation	173,031,989	97,024,513
Parametric Emerging Markets Equity	115,874,710	29,490,126
Preservation Asset Allocation	773,323,810	202,826,136
QMA US Equity Alpha	163,459,686	155,887,425
Schroders Multi Asset World Strategies	218,057,410	104,729,969
Small-Cap Growth	120,379,443	96,675,059
Small-Cap Value	356,192,522	311,027,663
T. Rowe Price Asset Allocation	379,874,607	157,868,803
T. Rowe Price Large-Cap Growth	318,284,631	360,539,059
T. Rowe Price Natural Resources	91,704,458	42,121,274
UBS Dynamic Alpha	602,660,416	403,739,646

B14

Written options transactions, during the six months ended June 30, 2009, were as follows:

	Academic Strategies		Advanced Strategies
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	373,400,000	$3,350,099	146,500,000	$767,981
Written options	587,200,000	20,476,435	81,290,000	613,820
Expired options	(779,500,000)	(715,576)	(18,180,000)	(397,492)
Closed options	(142,400,000)	(22,830,842)	(108,810,000)	(772,550)

Balance at end of period	38,700,000	$280,116	100,800,000	$211,759

6. Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006 each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Line of Credit

The Portfolios (excluding Money Market Portfolio), along with other affiliated registered investment companies, are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Portfolios renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Portfolios pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2009
Academic Strategies	$258,000	1.26%	2	—
Advanced Strategies	2,627,375	1.20%	8	—
AllianceBernstein Core Value	548,086	1.26%	7	—
AllianceBernstein Growth & Income	8,489,305	1.25%	37	—
American Century Income & Growth	823,056	1.27%	16	—
Balanced Asset Allocation	165,000	1.20%	1	—
CLS Growth Asset Allocation	1,195,429	1.22%	28	—
CLS Moderate Asset Allocation	2,425,496	1.23%	25	—
Cohen & Steers Realty	907,886	1.26%	7	—
DeAM Large-Cap Value	4,435,333	1.26%	3	—

B15

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2009
Federated Aggressive Growth	$3,869,315	1.26%	48	—
First Trust Balanced Target	11,455,276	1.23%	21	—
First Trust Capital Appreciation Target	9,810,175	1.23%	28	—
Focus Four Plus	1,299,455	1.23%	31	—
Goldman Sachs Concentrated Growth	587,250	1.26%	10	—
Goldman Sachs Mid-Cap Growth	467,617	1.25%	6	—
Goldman Sachs Small-Cap Value	206,569	1.26%	16	—
Horizon Growth Asset Allocation	820,881	1.23%	32	—
Horizon Moderate Asset Allocation	2,295,276	1.23%	17	—
International Growth	6,414,089	1.26%	9	—
International Value	832,000	1.21%	6	—
JPMorgan International Equity	848,183	1.25%	12	—
Large-Cap Value	5,979,044	1.23%	61	—
MFS Global Equity	471,455	1.28%	22	—
Mid-Cap Value	758,600	1.28%	4	—
Neuberger Berman Mid-Cap Growth	1,035,971	1.26%	7	—
Neuberger Berman Small-Cap Growth	441,889	1.26%	9	—
Neuberger Berman/LSV Mid-Cap Value	544,677	1.26%	13	—
Niemann Capital Growth Asset Allocation	2,134,304	1.24%	28	—
Parametric Emerging Markets Equity	3,075,535	1.21%	34	—
QMA US Equity Alpha	481,000	1.20%	1	—
Small-Cap Growth	1,790,400	1.25%	14	—
Small-Cap Value	2,454,692	1.25%	26	—
T. Rowe Price Asset Allocation	4,247,050	1.28%	2	—
T. Rowe Price Large-Cap Growth	4,236,875	1.23%	8	—
UBS Dynamic Alpha	11,106,279	1.26%	14	—

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9. Ownership

As of June 30, 2009, more than 99% of each Portfolio was owned of record by PALAC on behalf of the owners of the variable insurance products issued by PALAC.

10. Reorganization

On December 20, 2007, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the following portfolios from the Prudential Series Funds (PSF) for shares of the acquiring portfolios and the assumption of the liabilities of the portfolios.

Shareholders approved the Plan at a meeting on March 5, 2008 and the reorganization took place on May 2, 2008.

B16

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Portfolios	Shares	Acquiring Portfolios	Shares	Value
PSF SP AIM Core Equity Portfolio	4,062,530	AST Marsico Capital Growth Portfolio	1,607,930	$35,171,110
PSF SP Large Cap Value Portfolio	70,736,801	AST Large Cap Value Portfolio	44,346,533	807,345,995
PSF SP Small Cap Growth Portfolio	13,200,079	AST Small Cap Growth Portfolio	5,834,818	96,569,827
PSF SP T. Rowe Price Large Cap Growth Portfolio	9,474,669	AST T. Rowe Price Large Cap Growth Portfolio	6,240,850	70,412,430

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolios	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolios	Net Assets
PSF SP AIM Core Equity Portfolio	$35,171,110	$2,800,770	AST Marsico Capital Growth Portfolio	$4,887,419,248
PSF SP Large Cap Value Portfolio	807,345,995	29,960,537	AST Large Cap Value Portfolio	2,138,039,513
PSF SP Small Cap Growth Portfolio	96,569,827	12,690,087	AST Small Cap Growth Portfolio	142,618,055
PSF SP T. Rowe Price Large Cap Growth Portfolio	70,412,430	10,450,409	AST T. Rowe Price Large Cap Growth Portfolio	2,021,644,864

On April 21, 2008, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio.

Shareholders approved the Plan at a meeting on July 1, 2008 and the reorganization took place on July 18, 2008.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST DeAM Small-Cap Value Portfolio	6,618,831	AST Small-Cap Value Portfolio	4,784,506	$54,447,677

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
AST DeAM Small-Cap Value Portfolio	$54,447,677	$(5,743,905)	AST Small-Cap Value Portfolio	$720,741,870

B17

11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through August 20, 2009, the date the financial statements were issued, and has determined that the following subsequent events require recognition or disclosure in the financial statements:

Based on the approval of the Board of Trustees on June 26, 2009, the following portfolios will be merged in November 2009. Such merger is subject to the approval of the shareholders.

Merged Portfolios	Acquiring Portfolios
AST Focus Four Plus Portfolio	AST First Trust Capital Appreciation Target Portfolio
PSF Diversified Conservative Growth Portfolio	AST Preservation Asset Allocation Portfolio
PSF SP Aggressive Growth Asset Allocation Portfolio	AST Aggressive Asset Allocation Portfolio
PSF SP Balanced Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
PSF SP Conservative Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio

B18

Financial Highlights

(Unaudited)

	AST Academic Strategies Asset Allocation Portfolio
	Six Months Ended June 30, 2009(g)		Year Ended December 31,				December 5, 2005(f) through December 31, 2005
			2008(g)		2007(g)	2006(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.89		$12.18		$11.18	$10.04	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.19		0.14	0.09	—	(e)
Net realized and unrealized gain (loss) on investments	0.42		(3.92)		0.93	1.05	0.04

Total from investment operations	0.56		(3.73)		1.07	1.14	0.04

Less Distributions:	(0.21)		(0.56)		(0.07)	—	—

Net Asset Value, end of period	$8.24		$7.89		$12.18	$11.18	$10.04

Total Return(a)	7.08%		(31.89)%		9.59%	11.35%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,119.1		$2,623.3		$5,135.0	$3,005.3	$216.3
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.79	%(d)(h)	0.38	%(h)	0.16%	0.17%	0.20	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.83	%(d)(h)	0.40	%(h)	0.16%	0.17%	0.58	%(d)
Net investment income (loss)	3.74	%(d)	1.85%		1.15%	0.85%	(0.20	)%(d)
Portfolio turnover rate	46	%(c)	158%		28%	22%	2	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Less than $0.005.
(f)	Commencement of operations.
(g)	Calculated based on average shares outstanding during the period.
(h)	Includes dividend expense on securities sold short of 0.01% for the year ended December 31, 2008 and 0.03% for the six months ended June 30, 2009.

	AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,				March 20, 2006(e) through December 31, 2006
			2008		2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.96		$11.76		$10.80		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.04		0.28		0.17		0.09
Net realized and unrealized gain (loss) on investments	0.52		(3.67)		0.85		0.71

Total from investment operations	0.56		(3.39)		1.02		0.80

Less Distributions:	(0.27)		(0.41)		(0.06)		—

Net Asset Value, end of period	$8.25		$7.96		$11.76		$10.80

Total Return(a)	7.00%		(29.74)%		9.41%		8.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,216.7		$950.8		$1,538.6		$651.2
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.06	%(d)	1.05	%(f)	1.00	%(f)	1.09	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.06	%(d)	1.05	%(f)	1.00	%(f)	1.09	%(d)
Net investment income	2.60	%(d)	2.65%		2.55%		2.39	%(d)
Portfolio turnover rate	149	%(c)	423%		310%		212	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Includes interest expense of 0.01% and 0.03% for the years ended December 31, 2007 and 2008, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Aggressive Asset Allocation Portfolio
	Six Months Ended June 30, 2009(g)		Year Ended December 31,			December 5, 2005(f) through December 31, 2005
			2008(g)	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.47		$12.60	$11.55	$10.01	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.09	0.05	0.02	—	(e)
Net realized and unrealized gain (loss) on investments	0.27		(4.95)	1.09	1.52	0.01

Total from investment operations	0.37		(4.86)	1.14	1.54	0.01

Less Distributions:	(0.10)		(1.27)	(0.09)	—	—

Net Asset Value, end of period	$6.74		$6.47	$12.60	$11.55	$10.01

Total Return(a)	5.69%		(42.33)%	9.84%	15.38%	0.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$192.7		$135.3	$573.2	$378.1	$36.4
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.24	%(d)	0.20%	0.18%	0.20%	0.20	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.24	%(d)	0.20%	0.18%	0.20%	2.41	%(d)
Net investment income (loss)	3.37	%(d)	0.86%	0.48%	0.33%	(0.20	)%(d)
Portfolio turnover rate	23	%(c)	77%	41%	35%	3	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Less than $0.005.
(f)	Commencement of operations.
(g)	Calculated based on average shares outstanding during the period.

	AST AllianceBernstein Core Value Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(d)	2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.30		$12.57	$13.95	$12.45	$12.25	$11.17

Income (Loss) From Investment Operations:
Net investment income	0.07		0.24	0.27	0.19	0.18	0.12
Net realized and unrealized gain (loss) on investments	(0.07)		(4.97)	(0.77)	2.32	0.47	1.38

Total from investment operations	—		(4.73)	(0.50)	2.51	0.65	1.50

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.15)	(0.15)
Distributions from net realized gains	—		—	—	—	(0.30)	(0.27)
Distributions	(0.28)		(1.54)	(0.88)	(1.01)	—	—

Total dividends and distributions	(0.28)		(1.54)	(0.88)	(1.01)	(0.45)	(0.42)

Net Asset Value, end of period	$6.02		$6.30	$12.57	$13.95	$12.45	$12.25

Total Return(a)	(0.23)%		(41.88)%	(3.56)%	21.34%	5.51%	13.92%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$140.7		$140.2	$386.3	$459.1	$290.2	$287.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.98	%(f)	0.91%	0.86%	0.89%	0.94%	1.04	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.98	%(f)	0.91%	0.86%	0.89%	0.94%	1.04	%(c)
Net investment income	2.46	%(f)	2.45%	1.91%	1.80%	1.43%	1.48%
Portfolio turnover rate	35	%(e)	23%	23%	23%	29%	33%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the year.
(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST AllianceBernstein Growth & Income Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(d)	2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.44		$23.62	$23.50	$20.21	$19.52	$17.71

Income (Loss) From Investment Operations:
Net investment income	0.11		0.27	0.31	0.27	0.19	0.24
Net realized and unrealized gain (loss) on investments	0.29		(9.11)	0.86	3.22	0.73	1.70

Total from investment operations	0.40		(8.84)	1.17	3.49	0.92	1.94

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.23)	(0.13)
Distributions	(0.42)		(2.34)	(1.05)	(0.20)	—	—

Total dividends and distributions	(0.42)		(2.34)	(1.05)	(0.20)	(0.23)	(0.13)

Net Asset Value, end of period	$12.42		$12.44	$23.62	$23.50	$20.21	$19.52

Total Return(a)	3.16%		(40.69)%	4.99%	17.27%	4.77%	11.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,038.1		$1,092.3	$3,480.3	$3,005.9	$2,802.7	$2,152.2
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.90	%(f)	0.85%	0.83%	0.84%	0.85%	0.90	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.90	%(f)	0.85%	0.83%	0.86%	0.88%	0.93	%(c)
Net investment income	1.28	%(f)	1.44%	1.28%	1.22%	1.09%	1.36%
Portfolio turnover rate	80	%(e)	188%	82%	63%	70%	50%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the year.
(e)	Not annualized.
(f)	Annualized.

	AST American Century Income & Growth Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008		2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.85		$15.39		$15.71	$13.68	$13.30	$11.95

Income (Loss) From Investment Operations:
Net investment income	0.08		0.29		0.30	0.26	0.25	0.21
Net realized and unrealized gain (loss) on investments	(0.20)		(5.56)		(0.32)	2.02	0.35	1.28

Total from investment operations	(0.12)		(5.27)		(0.02)	2.28	0.60	1.49

Less Dividends and Distributions:
Dividends from net investment income	—		—		—	—	(0.22)	(0.14)
Distributions	(0.24)		(0.27)		(0.30)	(0.25)	—	—

Total dividends and distributions	(0.24)		(0.27)		(0.30)	(0.25)	(0.22)	(0.14)

Net Asset Value, end of period	$9.49		$9.85		$15.39	$15.71	$13.68	$13.30

Total Return(a)	(1.27)%		(34.74)%		(0.11)%	16.86%	4.63%	12.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$151.8		$143.9		$307.2	$385.0	$393.3	$453.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.87	%(f)	0.88	%(d)	0.86%	0.90%	0.93%	0.99	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.96	%(f)	0.91	%(d)	0.86%	0.90%	0.93%	0.99	%(c)
Net investment income	2.16	%(f)	1.72%		1.29%	1.61%	1.64%	1.86%
Portfolio turnover rate	28	%(e)	61%		55%	63%	70%	99%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Includes 0.01% of loan interest expense.
(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2009(g)		Year Ended December 31,			December 5, 2005(f) through December 31, 2005
			2008(g)	2007(g)	2006(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.23		$12.06	$11.08	$10.04	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.26		0.21	0.17	0.09	—	(e)
Net realized and unrealized gain (loss) on investments	0.30		(3.56)	0.87	0.95	0.04

Total from investment operations	0.56		(3.35)	1.04	1.04	0.04

Less Distributions:	(0.15)		(0.48)	(0.06)	—	—

Net Asset Value, end of period	$8.64		$8.23	$12.06	$11.08	$10.04

Total Return(a)	6.74%		(28.76)%	9.36%	10.36%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,041.9		$1,344.7	$1,622.2	$785.2	$51.7
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.17%	0.17%	0.19%	0.20	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.17%	0.17%	0.19%	2.02	%(d)
Net investment income (loss)	6.41	%(d)	1.98%	1.48%	0.90%	(0.20	)%(d)
Portfolio turnover rate	23	%(c)	90%	32%	32%	2	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Less than $0.005.
(f)	Commencement of operations.
(g)	Calculated based on average shares outstanding during the period.

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2009(g)		Year Ended December 31,			December 5, 2005(f) through December 31, 2005
			2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.59		$12.44	$11.36	$10.02	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18		0.19	0.08	0.04	—	(e)
Net realized and unrealized gain (loss) on investments	0.31		(4.32)	1.06	1.30	0.02

Total from investment operations	0.49		(4.13)	1.14	1.34	0.02

Less Distributions:	(0.17)		(0.72)	(0.06)	—	—

Net Asset Value, end of period	$7.91		$7.59	$12.44	$11.36	$10.02

Total Return(a)	6.37%		(34.94)%	10.02%	13.37%	0.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,796.7		$3,045.4	$6,815.7	$3,805.6	$245.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.16%	0.16%	0.17%	0.20	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.16%	0.16%	0.17%	0.54	%(d)
Net investment income (loss)	4.81	%(d)	1.51%	0.93%	0.57%	(0.20	)%(d)
Portfolio turnover rate	19	%(c)	74%	33%	21%	1	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Less than $0.005.
(f)	Commencement of operations.
(g)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST CLS Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31, 2008		November 19, 2007(e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.44		$11.53		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.06		0.06		0.10
Net realized and unrealized gain (loss) on investments	0.56		(4.12)		1.43

Total from investment operations	0.62		(4.06)		1.53

Less Distributions:	(0.04)		(0.03)		—

Net Asset Value, end of period	$8.02		$7.44		$11.53

Total Return(a)	8.37%		(35.30)%		15.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$208.0		$73.3		$13.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.40	%(d)	0.41	%(g)	0.53	%(d)(g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.42	%(d)	0.50	%(g)	5.73	%(d)(g)
Net investment income	5.50	%(d)	1.57%		7.84	%(d)
Portfolio turnover rate	46	%(c)	219%		80	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes loan interest of 0.01% and 0.13% for the period ended December 31, 2008 and the period from November 19, 2007 through December 31, 2007, respectively.

	AST CLS Moderate Asset Allocation Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31, 2008		November 19, 2007(e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.28		$10.06		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.12		0.01		0.11
Net realized and unrealized loss on investments	0.49		(2.78)		(0.05)

Total from investment operations	0.61		(2.77)		0.06

Less Distributions:	(0.03)		(0.01)		—

Net Asset Value, end of period	$7.86		$7.28		$10.06

Total Return(a)	8.36%		(27.56)%		0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$349.1		$141.0		$7.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.33	%(d)	0.41	%(g)	0.40	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.36	%(d)	0.46%		8.31	%(d)
Net investment income	6.64	%(d)	1.53%		9.31	%(d)
Portfolio turnover rate	44	%(c)	178%		19	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes 0.01% of loan interest expense.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST Cohen & Steers Realty Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$3.77		$12.12	$20.86	$17.78	$17.17	$12.91

Income (Loss) From Investment Operations:
Net investment income	0.04		0.17	0.49	0.48	0.59	0.41
Net realized and unrealized gain (loss) on investments	(0.45)		(1.83)	(4.61)	5.54	1.58	4.36

Total from investment operations	(0.41)		(1.66)	(4.12)	6.02	2.17	4.77

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.26)	(0.32)
Distributions from net realized gains	—		—	—	—	(1.30)	(0.19)
Distributions	(0.11)		(6.69)	(4.62)	(2.94)	—	—

Total dividends and distributions	(0.11)		(6.69)	(4.62)	(2.94)	(1.56)	(0.51)

Net Asset Value, end of period	$3.25		$3.77	$12.12	$20.86	$17.78	$17.17

Total Return(a)	(11.04)%		(35.05)%	(19.90)%	36.73%	14.82%	37.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$220.7		$223.8	$271.6	$563.0	$410.3	$423.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.97	%(f)	1.06%	1.12%	1.13%	1.09%	1.12	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.19	%(f)	1.16%	1.12%	1.13%	1.18%	1.23	%(c)
Net investment income	3.83	%(f)	2.62%	2.46%	2.73%	3.27%	3.49%
Portfolio turnover rate	73	%(e)	142%	54%	36%	32%	32%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the year.
(e)	Not annualized.
(f)	Annualized.

	AST DeAM Large-Cap Value Portfolio
	Six Months Ended June 30, 2009(f)		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.64		$12.56	$13.56	$12.50	$11.54	$9.85

Income (Loss) From Investment Operations:
Net investment income	0.07		0.12	0.25	0.13	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.28)		(4.22)	(0.09)	2.40	0.93	1.67

Total from investment operations	(0.21)		(4.10)	0.16	2.53	1.07	1.78

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.11)	(0.09)
Distributions	(0.06)		(1.82)	(1.16)	(1.47)	—	—

Total dividends and distributions	(0.06)		(1.82)	(1.16)	(1.47)	(0.11)	(0.09)

Net Asset Value, end of period	$6.37		$6.64	$12.56	$13.56	$12.50	$11.54

Total Return(a)	(3.17)%		(37.30)%	1.18%	21.73%	9.33%	18.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$926.4		$577.9	$309.6	$349.5	$174.1	$191.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.98	%(e)	0.99%	0.96%	1.00%	1.01%	0.99	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.98	%(e)	0.99%	0.96%	1.00%	1.07%	1.11	%(c)
Net investment income	2.46	%(e)	2.15%	1.52%	1.53%	1.20%	1.24%
Portfolio turnover rate	77	%(d)	254%	218%	167%	233%	189%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Not annualized.
(e)	Annualized.
(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST Federated Aggressive Growth Portfolio
	Six Months Ended June 30, 2009(d)		Year Ended December 31,
			2008(d)	2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.28		$11.55	$11.49	$10.46	$10.41	$8.61

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(g)	0.01	(0.01)	(0.05)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	0.60		(4.40)	1.28	1.39	0.90	2.03

Total from investment operations	0.60		(4.39)	1.27	1.34	0.86	1.96

Less Dividends and Distributions:
Distributions from net realized gains	—		—	—	—	(0.81)	(0.16)
Distributions	(0.01)		(1.88)	(1.21)	(0.31)	—	—

Total dividends and distributions	(0.01)		(1.88)	(1.21)	(0.31)	(0.81)	(0.16)

Net Asset Value, end of period	$5.87		$5.28	$11.55	$11.49	$10.46	$10.41

Total Return(a)	11.41%		(44.04)%	11.12%	12.91%	9.44%	23.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$272.7		$213.5	$743.6	$643.9	$554.0	$347.7
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.21	%(f)	1.14%	1.06%	1.09%	1.12%	1.19	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.21	%(f)	1.14%	1.06%	1.09%	1.12%	1.19	%(c)
Net investment income (loss)	0.11	%(f)	0.12%	(0.07)%	(0.43)%	(0.66)%	(0.88)%
Portfolio turnover rate	60	%(e)	109%	115%	58%	39%	81%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the period.
(e)	Not annualized.
(f)	Annualized.
(g)	Less than $0.005 per share.

	AST First Trust Balanced Target Portfolio
	Six Months Ended June 30, 2009(f)		Year Ended December 31,		March 20, 2006(e) through December 31, 2006(f)
			2008(f)	2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.33		$11.59	$10.72	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.12		0.35	0.31	0.23
Net realized and unrealized gain (loss) on investments	0.20		(4.24)	0.61	0.49

Total from investment operations	0.32		(3.89)	0.92	0.72

Less Distributions:	(0.33)		(0.37)	(0.05)	—

Net Asset Value, end of period	$7.32		$7.33	$11.59	$10.72

Total Return(a)	4.33%		(34.49)%	8.56%	7.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$949.8		$690.4	$1,339.8	$525.3
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.01	%(d)	0.98%	0.96%	1.06	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.01	%(d)	0.98%	0.96%	1.06	%(d)
Net investment income	3.49	%(d)	3.58%	2.70%	2.87	%(d)
Portfolio turnover rate	53	%(c)	119%	38%	5	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST First Trust Capital Appreciation Target Portfolio
	Six Months Ended June 30, 2009(f)		Year Ended December 31,		March 20, 2006(e) through December 31, 2006
			2008	2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.86		$11.80	$10.62	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07		0.24	0.19	0.06
Net realized and unrealized gain (loss) on investments	0.50		(4.96)	1.02	0.56

Total from investment operations	0.57		(4.72)	1.21	0.62

Less Distributions:	(0.19)		(0.22)	(0.03)	—

Net Asset Value, end of period	$7.24		$6.86	$11.80	$10.62

Total Return(a)	8.32%		(40.71)%	11.42%	6.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,183.2		$788.0	$1,676.8	$577.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.01	%(d)	0.98%	0.96%	1.04	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.01	%(d)	0.98%	0.96%	1.04	%(d)
Net investment income	2.07	%(d)	2.08%	1.68%	1.71	%(d)
Portfolio turnover rate	60	%(c)	134%	47%	6	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.

	AST Focus Four Plus Portfolio
	Six Months Ended June 30, 2009(f)		July 21, 2008(e) through December 31, 2008(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.53		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.16		0.02
Net realized and unrealized loss on investments	(0.35)		(2.49)

Total from investment operations	(0.19)		(2.47)

Less Distributions:	—	(g)	—

Net Asset Value, end of period	$7.34		$7.53

Total Return(a)	(2.47)%		(24.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$103.8		$39.0
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.05	%(d)	1.69	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.25	%(d)	1.93	%(d)
Net investment income	4.47	%(d)	0.56	%(d)
Portfolio turnover rate	30	%(c)	82	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	AST Global Real Estate Portfolio
	Six Months Ended June 30, 2009		May 1, 2008(e) through December 31, 2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.23		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.10		0.13
Net realized and unrealized gain (loss) on investments	0.18		(4.90)

Total from investment operations	0.28		(4.77)

Less Distributions:	(0.14)		—

Net Asset Value, end of period	$5.37		$5.23

Total Return(a)	5.30%		(47.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$160.9		$166.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.30	%(d)	1.27	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.30	%(d)	1.27	%(d)
Net investment income	3.71	%(d)	2.79	%(d)
Portfolio turnover rate	36	%(c)	66	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.

	AST Goldman Sachs Concentrated Growth Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.62		$27.86	$24.44	$22.22	$21.62	$20.85

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		(0.02)	0.03	(0.01)	— (d)	0.10
Net realized and unrealized gain (loss) on investments	3.88		(11.18)	3.39	2.23	0.71	0.67

Total from investment operations	3.89		(11.20)	3.42	2.22	0.71	0.77

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.11)	—
Distributions	—		(0.04)	—	—	—	—

Total dividends and distributions	—		(0.04)	—	—	(0.11)	—

Net Asset Value, end of period	$20.51		$16.62	$27.86	$24.44	$22.22	$21.62

Total Return(a)	23.41%		(40.27)%	13.99%	9.99%	3.32%	3.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$322.7		$260.5	$590.4	$644.7	$755.1	$968.8
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.06	%(f)	0.93%	0.86%	0.92%	0.97%	1.04	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.06	%(f)	1.02%	1.00%	1.03%	1.06%	1.11	%(c)
Net investment income (loss)	0.09	%(f)	(0.07)%	0.11%	(0.04)%	(0.01)%	0.43%
Portfolio turnover rate	39	%(e)	53%	46%	39%	40%	18%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Less than $0.005 per share.
(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	AST Goldman Sachs Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2009(d)		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$2.89		$5.86	$4.91	$4.62	$4.41	$3.79

Income (Loss) From Investment Operations:
Net investment loss	(0.01)		(0.04)	(0.03)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	0.66		(1.94)	0.98	0.32	0.23	0.64

Total from investment operations	0.65		(1.98)	0.95	0.29	0.21	0.62

Less Distributions:	—		(0.99)	—	—	—	—

Net Asset Value, end of period	$3.54		$2.89	$5.86	$4.91	$4.62	$4.41

Total Return(a)	22.49%		(40.79)%	19.35%	6.28%	4.76%	16.36%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$157.4		$107.7	$324.1	$316.3	$394.8	$276.7
Ratios to average net assets(b):
Expenses After Advisory Fee Waivers	1.22	%(f)	1.16%	1.12%	1.12%	1.12%	1.20	%(c)
Expenses Before Advisory Fee Waivers	1.22	%(f)	1.16%	1.12%	1.15%	1.18%	1.32	%(c)
Net investment loss	(0.33	)%(f)	(0.15)%	(0.38)%	(0.54)%	(0.62)%	(0.48)%
Portfolio turnover rate	46	%(e)	96%	81%	67%	71%	54%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the period.
(e)	Not annualized.
(f)	Annualized.

	AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended June 30, 2009(f)		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.62		$11.72	$18.18	$18.53	$21.45	$18.12

Income (Loss) From Investment Operations:
Net investment income	0.04		0.12	0.17	0.09	0.09	0.11
Net realized and unrealized gain (loss) on investments	(0.03)		(2.47)	(1.18)	2.83	0.64	3.50

Total from investment operations	0.01		(2.35)	(1.01)	2.92	0.73	3.61

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.07)	(0.04)
Distributions from net realized gains	—		—	—	—	(3.58)	(0.24)
Distributions	(0.10)		(2.75)	(5.45)	(3.27)	—	—

Total dividends and distributions	(0.10)		(2.75)	(5.45)	(3.27)	(3.65)	(0.28)

Net Asset Value, end of period	$6.53		$6.62	$11.72	$18.18	$18.53	$21.45

Total Return(a)	0.04%		(26.64)%	(5.12)%	17.24%	4.98%	20.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$91.5		$85.4	$149.0	$226.2	$258.8	$323.1
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.22	%(e)	1.15%	1.08%	1.13%	1.17%	1.22	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.22	%(e)	1.15%	1.08%	1.13%	1.17%	1.22	%(c)
Net investment income	1.16	%(e)	1.09%	0.88%	0.46%	0.45%	0.48%
Portfolio turnover rate	35	%(d)	67%	48%	59%	48%	61%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Not annualized.
(e)	Annualized.
(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	AST Horizon Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2009(f)		Year Ended December 31, 2008		November 19, 2007(e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.07		$10.21		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.23		0.04		0.10
Net realized and unrealized gain (loss) on investments	0.37		(3.17)		0.11

Total from investment operations	0.60		(3.13)		0.21

Less Distributions:	(0.03)		(0.01)		—

Net Asset Value, end of period	$7.64		$7.07		$10.21

Total Return(a)	8.49%		(30.70)%		2.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$177.9		$54.5		$4.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.41	%(d)(h)	0.41	%(g)	0.40	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.43	%(d)(h)	0.65	%(g)	15.01	%(d)
Net investment income	6.32	%(d)	1.90%		8.82	%(d)
Portfolio turnover rate	36	%(c)	204%		20	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes loan interest expense of 0.01%.
(h)	Includes loan interest expense and transfer agent fee conversion expense of 0.01%.

	AST Horizon Moderate Asset Allocation Portfolio
	Six Months Ended June 30, 2009(f)		Year Ended December 31, 2008(f)		November 19, 2007(e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.72		$10.20		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.28		0.14		0.15
Net realized and unrealized gain (loss) on investments	0.37		(2.61)		0.05

Total from investment operations	0.65		(2.47)		0.20

Less Distributions:	(0.02)		(0.01)		—

Net Asset Value, end of period	$8.35		$7.72		$10.20

Total Return(a)	8.45%		(24.27)%		2.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$307.9		$100.1		$2.8
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.37	%(d)	0.41	%(g)	0.40	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.37	%(d)	0.58	%(g)	27.13	%(d)
Net investment income	7.06	%(d)	1.60%		12.80	%(d)
Portfolio turnover rate	24	%(c)	145%		5	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes loan interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(Unaudited)

	AST International Growth Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.61		$18.26	$16.55	$13.85	$12.01	$10.44

Income (Loss) From Investment Operations:
Net investment income	0.06		0.19	0.18	0.08	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.93		(8.15)	2.95	2.80	1.90	1.62

Total from investment operations	0.99		(7.96)	3.13	2.88	1.97	1.68

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.13)	(0.11)
Distributions	(0.16)		(2.69)	(1.42)	(0.18)	—	—

Total dividends and distributions	(0.16)		(2.69)	(1.42)	(0.18)	(0.13)	(0.11)

Net Asset Value, end of period	$8.44		$7.61	$18.26	$16.55	$13.85	$12.01

Total Return(a)	12.94%		(50.23)%	19.05%	20.97%	16.56%	16.15%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,282.4		$1,003.9	$2,773.4	$2,280.5	$1,811.2	$1,342.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waivers	1.15	%(e)	1.16%	1.11%	1.10%	1.08%	1.15	%(c)
Expenses Before Advisory Fee Waivers	1.15	%(e)	1.16%	1.11%	1.15%	1.18%	1.26	%(c)
Net investment income	1.64	%(e)	1.30%	0.97%	0.55%	0.48%	0.31%
Portfolio turnover rate	46	%(d)	102%	85%	111%	82%	94%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Not annualized.
(e)	Annualized.

	AST International Value Portfolio
	Six Months Ended June 30, 2009(f)		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.19		$21.99	$18.84	$14.92	$13.31	$11.15

Income (Loss) From Investment Operations:
Net investment income	0.18		0.47	0.30	0.16	0.23	0.13
Net realized and unrealized gain (loss) on investments	0.89		(9.47)	3.05	3.91	1.57	2.19

Total from investment operations	1.07		(9.00)	3.35	4.07	1.80	2.32

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.19)	(0.16)
Distributions	(0.30)		(1.80)	(0.20)	(0.15)	—	—

Total dividends and distributions	(0.30)		(1.80)	(0.20)	(0.15)	(0.19)	(0.16)

Net Asset Value, end of period	$11.96		$11.19	$21.99	$18.84	$14.92	$13.31

Total Return(a)	9.53%		(44.00)%	17.81%	27.45%	13.71%	21.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$901.4		$657.5	$1,536.3	$1,038.6	$258.6	$193.7
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.16	%(e)	1.16%	1.12%	1.13%	1.13%	1.22	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.16	%(e)	1.16%	1.12%	1.13%	1.26%	1.37	%(c)
Net investment income	3.25	%(e)	2.20%	1.70%	2.03%	2.11%	1.08%
Portfolio turnover rate	14	%(d)	50%	46%	108%	30%	242%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Not annualized.
(e)	Annualized.
(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(Unaudited)

	AST JPMorgan International Equity Portfolio
	Six Months Ended June 30, 2009(d)		Year Ended December 31,
			2008(d)		2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.07		$26.28		$24.37	$20.10	$18.31	$15.81

Income (Loss) From Investment Operations:
Net investment income	0.22		0.59		0.39	0.36	0.24	0.22
Net realized and unrealized gain (loss) on investments	1.23		(11.25)		1.92	4.18	1.75	2.46

Total from investment operations	1.45		(10.66)		2.31	4.54	1.99	2.68

Less Dividends and Distributions:
Dividends from net investment income	—		—		—	—	(0.20)	(0.18)
Distributions	(0.73)		(0.55)		(0.40)	(0.27)	—	—

Total dividends and distributions	(0.73)		(0.55)		(0.40)	(0.27)	(0.20)	(0.18)

Net Asset Value, end of period	$15.79		$15.07		$26.28	$24.37	$20.10	$18.31

Total Return(a)	9.52%		(41.34)%		9.49%	22.79%	11.01%	17.11%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$185.6		$168.1		$498.0	$524.2	$469.4	$379.6
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.01	%(g)	1.02	%(e)	1.00%	1.02%	1.07%	1.13	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.12	%(g)	1.07	%(e)	1.00%	1.03%	1.07%	1.13	%(c)
Net investment income	3.10	%(g)	2.71%		1.50%	1.54%	1.41%	1.34%
Portfolio turnover rate	10	%(f)	18%		16%	16%	7%	91%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the period.
(e)	Includes loan interest expense of 0.01%.
(f)	Not annualized.
(g)	Annualized.

	AST Large-Cap Value Portfolio
	Six Months Ended June 30, 2009(d)		Year Ended December 31,
			2008(d)		2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.26		$18.77		$20.16	$17.57	$16.66	$14.66

Income (Loss) From Investment Operations:
Net investment income	0.11		0.35		0.34	0.18	0.21	0.18
Net realized and unrealized gain (loss) on investments	(0.28)		(7.75)		(0.94)	2.99	0.85	2.05

Total from investment operations	(0.17)		(7.40)		(0.60)	3.17	1.06	2.23

Less Dividends and Distributions:
Dividends from net investment income	—		—		—	—	(0.15)	(0.23)
Distributions	(0.30)		(1.11)		(0.79)	(0.58)	—	—

Total dividends and distributions	(0.30)		(1.11)		(0.79)	(0.58)	(0.15)	(0.23)

Net Asset Value, end of period	$9.79		$10.26		$18.77	$20.16	$17.57	$16.66

Total Return(a)	(1.74)%		(41.49)%		(2.99)%	18.46%	6.46%	15.45%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,652.9		$1,508.8		$2,137.4	$2,151.3	$785.2	$636.8
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.84	%(g)	0.85	%(e)	0.83%	0.86%	0.88%	0.90	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.87	%(g)	0.85	%(e)	0.83%	0.86%	0.91%	0.94	%(c)
Net investment income	2.34	%(g)	2.39%		1.78%	1.74%	1.41%	1.05%
Portfolio turnover rate	86	%(f)	125%		78%	94%	92%	127%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the period.
(e)	Includes loan interest expense and merger cost of 0.01%.
(f)	Not annualized.
(g)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(Unaudited)

	AST Marsico Capital Growth Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(e)	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.65		$23.47	$20.45	$19.08	$17.86	$15.44

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.09	0.07	0.05	0.01	—	(d)
Net realized and unrealized gain (loss) on investments	0.56		(9.99)	2.99	1.33	1.21	2.42

Total from investment operations	0.61		(9.90)	3.06	1.38	1.22	2.42

Less Distributions:	(0.12)		(0.92)	(0.04)	(0.01)	—	—

Net Asset Value, end of period	$13.14		$12.65	$23.47	$20.45	$19.08	$17.86

Total Return(a)	4.80%		(43.66)%	14.97%	7.24%	6.83%	15.67%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,978.8		$1,785.1	$5,544.5	$4,194.2	$3,296.1	$2,295.0
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.01	%(g)	1.00%	0.98%	1.00%	1.00%	1.05	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.01	%(g)	1.00%	0.98%	1.01%	1.03%	1.07	%(c)
Net investment income (loss)	0.91	%(g)	0.48%	0.36%	0.26%	0.07%	(0.01)%
Portfolio turnover rate	40	%(f)	63%	52%	58%	66%	72%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Less than $0.005 per share.
(e)	Calculated based on average shares outstanding during the year.
(f)	Not annualized.
(g)	Annualized.

	AST MFS Global Equity Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007(d)		2006		2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.06		$13.81	$14.60		$12.98		$12.11	$10.25

Income (Loss) From Investment Operations:
Net investment income	0.06		0.18	0.12		0.25		0.08	0.04
Net realized and unrealized gain (loss) on investments	0.31		(3.97)	1.24		2.71		0.82	1.84

Total from investment operations	0.37		(3.79)	1.36		2.96		0.90	1.88

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—		(0.03)	(0.02)
Distributions	(0.16)		(2.96)	(2.15)		(1.34)		—	—

Total dividends and distributions	(0.16)		(2.96)	(2.15)		(1.34)		(0.03)	(0.02)

Net Asset Value, end of period	$7.27		$7.06	$13.81		$14.60		$12.98	$12.11

Total Return(a)	5.18%		(33.99)%	9.40%		24.30%		7.57%	18.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$82.4		$76.1	$188.9		$250.6		$152.7	$166.3
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.45	%(g)	1.26%	1.20	%(e)	1.21	%(e)	1.26%	1.35	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.45	%(g)	1.30%	1.21	%(e)	1.25	%(e)	1.26%	1.35	%(c)
Net investment income	1.90	%(g)	1.33%	0.77%		2.33%		0.58%	0.41%
Portfolio turnover rate	17	%(f)	30%	31%		47%		49%	48%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the year.
(e)	Includes loan interest expense of 0.02% and 0.01% for the periods ended December 31, 2007 and 2006, respectively.
(f)	Not annualized.
(g)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights

(Unaudited)

	AST MFS Growth Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.88		$10.84	$9.42	$8.59	$8.08	$7.30

Income (Loss) From Investment Operations:
Net investment income	—	(d)	0.02	0.02	—	—	—
Net realized and unrealized gain (loss) on investments	0.30		(3.96)	1.40	0.83	0.51	0.78

Total from investment operations	0.30		(3.94)	1.42	0.83	0.51	0.78

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	— (d)	—
Distributions	(0.01)		(0.02)	— (d)	—	—	—

Total dividends and distributions	(0.01)		(0.02)	— (d)	—	— (d)	—

Net Asset Value, end of period	$7.17		$6.88	$10.84	$9.42	$8.59	$8.08

Total Return(a)	4.39%		(36.39)%	15.11%	9.66%	6.32%	10.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,129.6		$575.5	$406.9	$450.4	$557.4	$534.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.03	%(f)	1.04%	1.02%	1.02%	1.05%	1.08	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.03	%(f)	1.04%	1.02%	1.03%	1.08%	1.11	%(c)
Net investment income	0.37	%(f)	0.39%	0.21%	0.03%	0.00%	0.01%
Portfolio turnover rate	296	%(e)	505%	241%	210%	200%	201%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Less than $0.005 per share.
(e)	Not annualized.
(f)	Annualized.

	AST Mid-Cap Value Portfolio
	Six Months Ended June 30, 2009(f)		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.12		$12.06	$12.10	$12.63	$12.03	$10.46

Income (Loss) From Investment Operations:
Net investment income	0.05		0.16	0.09	0.07	0.07	0.04
Net realized and unrealized gain (loss) on investments	0.61		(4.55)	0.24	1.59	0.58	1.56

Total from investment operations	0.66		(4.39)	0.33	1.66	0.65	1.60

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.05)	(0.03)
Distributions	(0.15)		(0.55)	(0.37)	(2.19)	—	—

Total dividends and distributions	(0.15)		(0.55)	(0.37)	(2.19)	(0.05)	(0.03)

Net Asset Value, end of period	$7.63		$7.12	$12.06	$12.10	$12.63	$12.03

Total Return(a)	9.14%		(38.12)%	2.75%	14.24%	5.43%	15.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$163.6		$131.3	$219.4	$151.5	$161.2	$195.4
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.17	%(e)	1.12%	1.09%	1.16%	1.17%	1.21	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.17	%(e)	1.12%	1.09%	1.16%	1.17%	1.21	%(c)
Net investment income	1.53	%(e)	1.64%	0.90%	0.52%	0.45%	0.40%
Portfolio turnover rate	25	%(d)	60%	27%	26%	109%	27%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Not annualized.
(e)	Annualized.
(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Financial Highlights

(Unaudited)

	AST Money Market Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005		2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net Investment Income	—	(c)	0.02	0.05	0.04	—	(c)	0.01

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(c)	(0.01)
Distributions from net realized gains	—		—	—	—	—	(c)	—
Distributions	—	(c)	(0.02)	(0.05)	(0.04)	—		—

Total dividends and distributions	—	(c)	(0.02)	(0.05)	(0.04)	—	(c)	(0.01)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(a)	0.21%		2.51%	4.90%	4.57%	2.73%		0.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,358.6		$2,906.4	$1,969.2	$1,692.1	$1,639.6		$1,359.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.55	%(d)	0.56%	0.56%	0.57%	0.58%		0.58	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.60	%(d)	0.59%	0.59%	0.61%	0.63%		0.63	%(b)
Net investment income	0.41	%(d)	2.44%	4.79%	4.53%	2.69%		0.81%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(c)	Less than $0.005 per share.
(d)	Annualized.

	AST Neuberger Berman Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.79		$22.51	$18.42	$16.15	$14.23	$12.26

Income (Loss) From Investment Operations:
Net investment loss	(0.01)		(0.16)	(0.05)	(0.05)	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments	0.93		(9.56)	4.14	2.32	1.97	2.06

Total from investment operations	0.92		(9.72)	4.09	2.27	1.92	1.97

Net Asset Value, end of period	$13.71		$12.79	$22.51	$18.42	$16.15	$14.23

Total Return(a)	7.19%		(43.18)%	22.20%	14.06%	13.49%	16.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$347.1		$318.6	$869.7	$659.0	$718.1	$400.6
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.07	%(e)	1.03%	1.00%	1.01%	1.04%	1.15	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.07	%(e)	1.03%	1.00%	1.04%	1.08%	1.16	%(c)
Net investment loss	(0.24	)%(e)	(0.46)%	(0.27)%	(0.28)%	(0.58)%	(0.71)%
Portfolio turnover rate	37	%(d)	62%	70%	33%	105%	90%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Not annualized.
(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C16

Financial Highlights

(Unaudited)

	AST Neuberger Berman Small-Cap Growth Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.16		$10.72	$9.03	$8.38	$8.35	$7.63

Income (Loss) From Investment Operations:
Net investment loss	(0.02)		(0.11)	(0.06)	(0.04)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	0.22		(4.45)	1.75	0.69	0.09	0.78

Total from investment operations	0.20		(4.56)	1.69	0.65	0.03	0.72

Net Asset Value, end of period	$6.36		$6.16	$10.72	$9.03	$8.38	$8.35

Total Return(a)	3.25%		(42.54)%	18.72%	7.76%	0.36%	9.44%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$86.1		$83.4	$208.9	$214.4	$256.9	$340.8
Ratios to average net assets(b):
Expenses After Advisory Fee Waivers	1.22	%(f)	1.14%	1.07%	1.07%	1.07%	1.02	%(c)
Expenses Before Advisory Fee Waivers	1.22	%(f)	1.14%	1.07%	1.11%	1.15%	1.17	%(c)
Net investment loss	(0.64	)%(f)	(0.52)%	(0.65)%	(0.37)%	(0.62)%	(0.66)%
Portfolio turnover rate	163	%(e)	213%	241%	199%	150%	145%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the year.
(e)	Not annualized.
(f)	Annualized.

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(d)	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.01		$16.88	$19.37	$20.45	$21.30	$17.80

Income (Loss) From Investment Operations:
Net investment income	0.08		0.16	0.23	0.13	0.10	0.03
Net realized and unrealized gain (loss) on investments	0.51		(6.79)	0.35	1.92	2.08	3.94

Total from investment operations	0.59		(6.63)	0.58	2.05	2.18	3.97

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.03)	(0.02)
Distributions from net realized gains	—		—	—	—	(3.00)	(0.45)
Distributions	(0.21)		(1.24)	(3.07)	(3.13)	—	—

Total dividends and distributions	(0.21)		(1.24)	(3.07)	(3.13)	(3.03)	(0.47)

Net Asset Value, end of period	$9.39		$9.01	$16.88	$19.37	$20.45	$21.30

Total Return(a)	6.45%		(42.32)%	3.17%	10.75%	12.05%	22.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$335.8		$333.3	$1,001.8	$1,229.5	$1,479.0	$1,309.8
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.07	%(f)	1.03%	0.99%	1.00%	1.01%	1.09	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.07	%(f)	1.03%	0.99%	1.00%	1.03%	1.10	%(c)
Net investment income	1.79	%(f)	1.13%	1.00%	0.59%	0.52%	0.17%
Portfolio turnover rate	20	%(e)	98%	71%	61%	103%	68%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the year.
(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C17

Financial Highlights

(Unaudited)

	AST Niemann Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2009(f)		Year Ended December 31, 2008(f)		November 19, 2007(e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.29		$10.03		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.15		0.12		0.08
Net realized and unrealized gain (loss) on investments	0.19		(2.85)		(0.05)

Total from investment operations	0.34		(2.73)		0.03

Less Distributions:	(0.03)		(0.01)		—

Net Asset Value, end of period	$7.60		$7.29		$10.03

Total Return(a)	4.70%		(27.27)%		0.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$140.8		$57.8		$5.0
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.41	%(d)(g)	0.41	%(g)	0.40	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.45	%(d)(g)	0.59	%(g)	13.22	%(d)
Net investment income	4.22	%(d)	1.38%		7.12	%(d)
Portfolio turnover rate	121	%(c)	347%		97	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.
(g)	Includes loan interest expense of 0.01% for the six months ended June 30, 2009 and 0.01% for the year ended December 31, 2008.

	AST Parametric Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2009		May 1, 2008(e) through December 31, 2008(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.92		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.05		0.06
Net realized and unrealized gain (loss) on investments	1.44		(5.14)

Total from investment operations	1.49		(5.08)

Less Distributions:	(0.03)		—

Net Asset Value, end of period	$6.38		$4.92

Total Return(a)	30.35%		(50.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$327.6		$165.6
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.59	%(d)	1.62	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.59	%(d)	1.62	%(d)
Net investment income	2.91	%(d)	1.25	%(d)
Portfolio turnover rate	13	%(c)	47	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations.
(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C18

Financial Highlights

(Unaudited)

	AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2009(g)		Year Ended December 31,			December 5, 2005(f) through December 31, 2005
			2008(g)	2007(g)	2006(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.10		$11.78	$10.84	$10.06	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.36		0.24	0.22	0.10	—	(e)
Net realized and unrealized gain (loss) on investments	0.31		(2.47)	0.75	0.68	0.06

Total from investment operations	0.67		(2.23)	0.97	0.78	0.06

Less Distributions:	(0.13)		(0.45)	(0.03)	—	—

Net Asset Value, end of period	$9.64		$9.10	$11.78	$10.84	$10.06

Total Return(a)	7.34%		(19.55)%	8.91%	7.75%	0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,050.0		$1,340.8	$714.4	$309.4	$13.7
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.17%	0.18%	0.20%	0.20	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.17%	0.18%	0.23%	6.28	%(d)
Net investment income (loss)	7.82	%(d)	2.29%	1.95%	0.92%	(0.19	)%(d)
Portfolio turnover rate	13	%(c)	58%	67%	70%	6	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.
(c)	Not annualized.
(d)	Annualized.
(e)	Less than $0.005.
(f)	Commencement of operations.
(g)	Calculated based on average shares outstanding during the period.

	AST QMA US Equity Alpha Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(d)		2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.23		$13.70		$13.63	$12.23	$11.97	$10.98

Income (Loss) From Investment Operations:
Net investment income	0.04		0.15		0.19	0.18	0.12	0.15
Net realized and unrealized gain (loss) on investments	0.07		(5.36)		0.09	1.35	0.29	0.94

Total from investment operations	0.11		(5.21)		0.28	1.53	0.41	1.09

Less Dividends and Distributions:
Dividends from net investment income	—		—		—	—	(0.15)	(0.10)
Distributions	(0.16)		(0.26)		(0.21)	(0.13)	—	—

Total dividends and distributions	(0.16)		(0.26)		(0.21)	(0.13)	(0.15)	(0.10)

Net Asset Value, end of period	$8.18		$8.23		$13.70	$13.63	$12.23	$11.97

Total Return(a)	1.27%		(38.72)%		2.08%	12.60%	3.54%	9.98%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$205.9		$198.2		$370.7	$458.2	$512.6	$561.7
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.93	%(e)(g)	1.41	%(e)	0.72%	0.74%	0.77%	0.81	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.93	%(e)(g)	1.41	%(e)	0.72%	0.74%	0.77%	0.81	%(c)
Net investment income	1.30	%(g)	1.37%		1.33%	1.24%	1.00%	1.27%
Portfolio turnover rate	55	%(f)	189%		29%	32%	25%	41%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the year.
(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.38% for the year ended December 31, 2008 and 0.69% for the six months ended June 30, 2009.
(f)	Not annualized.
(g)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C19

Financial Highlights

(Unaudited)

	AST Schroders Multi Asset World Strategies Portfolio
	Six Months Ended June 30, 2009(d)		Year Ended December 31,
			2008(d)	2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.69		$15.33	$15.01	$14.29	$13.89	$12.92

Income (Loss) From Investment Operations:
Net investment income	0.15		0.29	0.30	0.32	0.26	0.21
Net realized and unrealized gain (loss) on investments	0.90		(4.54)	1.04	1.02	0.37	0.94

Total from investment operations	1.05		(4.25)	1.34	1.34	0.63	1.15

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.23)	(0.18)
Distributions	(0.18)		(1.39)	(1.02)	(0.62)	—	—

Total dividends and distributions	(0.18)		(1.39)	(1.02)	(0.62)	(0.23)	(0.18)

Net Asset Value, end of period	$10.56		$9.69	$15.33	$15.01	$14.29	$13.89

Total Return(a)	10.83%		(30.24)%	8.99%	9.67%	4.61%	8.99%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$290.4		$159.6	$214.6	$175.3	$205.4	$233.7
Ratios to average net assets(b):
Expenses After Advisory Fee Waivers	1.42	%(f)	1.28%	1.10%	1.04%	1.05%	1.09	%(c)
Expenses Before Advisory Fee Waivers	1.42	%(f)	1.28%	1.10%	1.06%	1.08%	1.12	%(c)
Net investment income	3.13	%(f)	2.25%	1.91%	1.92%	1.70%	1.56%
Portfolio turnover rate	126	%(e)	264%	223%	178%	204%	218%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the period.
(e)	Not annualized.
(f)	Annualized.

	AST Small-Cap Growth Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(e)		2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.20		$17.23		$16.08	$14.28	$14.07	$15.12

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(h)	0.01		(0.06)	(0.08)	(0.08)	(0.14)
Net realized and unrealized gain (loss) on investments	0.89		(6.04)		1.21	1.88	0.29	(0.91)

Total from investment operations	0.89		(6.03)		1.15	1.80	0.21	(1.05)

Less Distributions:	(0.01)		—		—	—	—	—

Net Asset Value, end of period	$12.08		$11.20		$17.23	$16.08	$14.28	$14.07

Total Return(a)	7.91%		(35.00)%		7.15%	12.61%	1.49%	(6.94)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$254.0		$219.4		$162.8	$175.4	$187.5	$226.1
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.09	%(g)	1.10	%(d)	1.05%	1.07%	1.07%	1.16	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.09	%(g)	1.10	%(d)	1.05%	1.08%	1.15%	1.16	%(c)
Net investment income (loss)	(0.13	)%(g)	0.07%		(0.26)%	(0.48)%	(0.53)%	(0.87)%
Portfolio turnover rate	47	%(f)	104%		39%	69%	113%	237%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Includes merger expense of 0.02%.
(e)	Calculated based on average shares outstanding during the year.
(f)	Not annualized.
(g)	Annualized.
(h)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C20

Financial Highlights

(Unaudited)

	AST Small-Cap Value Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.67		$14.11	$17.13	$15.04	$18.28	$15.70

Income (Loss) From Investment Operations:
Net investment income	0.03		0.19	0.16	0.15	0.09	0.02
Net realized and unrealized gain (loss) on investments	(0.08)		(3.87)	(1.15)	2.79	0.71	2.56

Total from investment operations	(0.05)		(3.68)	(0.99)	2.94	0.80	2.58

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.01)	—	(d)
Distributions from net realized gains	—		—	—	—	(4.03)	—
Distributions	(0.16)		(1.76)	(2.03)	(0.85)	—	—

Total dividends and distributions	(0.16)		(1.76)	(2.03)	(0.85)	(4.04)	—	(d)

Net Asset Value, end of period	$8.46		$8.67	$14.11	$17.13	$15.04	$18.28

Total Return(a)	(0.70)%		(29.72)%	(5.61)%	20.04%	6.64%	16.44%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$475.9		$455.6	$952.6	$1,126.8	$1,067.8	$922.1
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.10	%(f)	1.06%	1.00%	1.03%	1.07%	1.08	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.10	%(f)	1.06%	1.00%	1.03%	1.07%	1.08	%(c)
Net investment income	1.01	%(f)	1.20%	0.88%	0.89%	0.64%	0.15%
Portfolio turnover rate	78	%(e)	76%	57%	70%	59%	124%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Less than $0.005 per share.
(e)	Not annualized.
(f)	Annualized.

	AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended June 30, 2009(d)		Year Ended December 31,
			2008	2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.75		$18.05	$17.64	$17.12	$16.81	$15.36

Income (Loss) From Investment Operations:
Net investment income	0.17		0.39	0.42	0.34	0.30	0.29
Net realized and unrealized gain (loss) on investments	0.71		(4.88)	0.69	1.68	0.45	1.40

Total from investment operations	0.88		(4.49)	1.11	2.02	0.75	1.69

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.31)	(0.24)
Distributions from net realized gains	—		—	—	—	(0.13)	—
Distributions	(0.33)		(0.81)	(0.70)	(1.50)	—	—

Total dividends and distributions	(0.33)		(0.81)	(0.70)	(1.50)	(0.44)	(0.24)

Net Asset Value, end of period	$13.30		$12.75	$18.05	$17.64	$17.12	$16.81

Total Return(a)	6.86%		(25.94)%	6.32%	12.49%	4.68%	11.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$979.3		$693.5	$1,004.5	$473.1	$431.1	$430.7
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.01	%(f)	0.98%	0.97%	0.99%	1.04%	1.07	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.01	%(f)	0.98%	0.97%	0.99%	1.08%	1.12	%(c)
Net investment income	2.68	%(f)	2.50%	2.27%	2.15%	1.77%	1.93%
Portfolio turnover rate	34	%(e)	122%	88%	62%	65%	83%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the period.
(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C21

Financial Highlights

(Unaudited)

	AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008		2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.97		$11.74		$10.86	$10.28	$8.83	$8.35

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(g)	(0.02)		0.01	0.02	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	1.50		(4.74)		0.88	0.56	1.47	0.49

Total from investment operations	1.50		(4.76)		0.89	0.58	1.45	0.48

Less Distributions:	—		(0.01)		(0.01)	—	—	—

Net Asset Value, end of period	$8.47		$6.97		$11.74	$10.86	$10.28	$8.83

Total Return(a)	21.52%		(40.57)%		8.24%	5.64%	16.42%	5.75%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$771.3		$695.4		$2,147.9	$1,504.6	$337.5	$258.1
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.04	%(f)	0.99	%(d)	0.96%	1.01%	1.06%	1.14	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.04	%(f)	0.99	%(d)	0.96%	1.01%	1.11%	1.17	%(c)
Net investment income (loss)	(0.07	)%(f)	(0.10)%		0.13%	0.29%	(0.32)%	(0.07)%
Portfolio turnover rate	47	%(e)	73%		66%	35%	165%	95%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Includes merger expenses of 0.01%.
(e)	Not annualized.
(f)	Annualized.
(g)	Less than $0.005 per share.

	AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended June 30, 2009(d)		Year Ended December 31,
			2008(d)	2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.96		$38.84	$29.38	$27.55	$22.63	$17.45

Income (Loss) From Investment Operations:
Net investment income	0.14		0.22	0.27	0.25	0.12	0.10
Net realized and unrealized gain (loss) on investments	3.76		(17.80)	11.54	3.92	6.58	5.28

Total from investment operations	3.90		(17.58)	11.81	4.17	6.70	5.38

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.06)	(0.20)
Distributions from net realized gains	—		—	—	—	(1.72)	—
Distributions	(7.00)		(3.30)	(2.35)	(2.34)	—	—

Total dividends and distributions	(7.00)		(3.30)	(2.35)	(2.34)	(1.78)	(0.20)

Net Asset Value, end of period	$14.86		$17.96	$38.84	$29.38	$27.55	$22.63

Total Return(a)	17.80%		(49.98)%	40.51%	15.87%	31.40%	31.19%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$366.2		$271.7	$1,054.3	$590.6	$418.4	$238.1
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.08	%(f)	1.02%	1.00%	1.03%	1.08%	1.17	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.08	%(f)	1.02%	1.00%	1.03%	1.08%	1.17	%(c)
Net investment income	1.58	%(f)	0.65%	0.76%	0.95%	0.59%	0.49%
Portfolio turnover rate	15	%(e)	46%	31%	28%	47%	63%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the period.
(e)	Not annualized.
(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C22

Financial Highlights

(Unaudited)

	AST UBS Dynamic Alpha Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.86		$13.77	$13.57	$12.56	$12.16	$11.07

Income (Loss) From Investment Operations:
Net investment income	0.02		0.10	0.12	0.25	0.24	0.28
Net realized and unrealized gain (loss) on investments	0.75		(2.41)	0.19	1.09	0.56	0.94

Total from investment operations	0.77		(2.31)	0.31	1.34	0.80	1.22

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.40)	(0.13)
Distributions	(0.99)		(0.60)	(0.11)	(0.33)	—	—

Total dividends and distributions	(0.99)		(0.60)	(0.11)	(0.33)	(0.40)	(0.13)

Net Asset Value, end of period	$10.64		$10.86	$13.77	$13.57	$12.56	$12.16

Total Return(a)	6.86%		(17.68)%	2.24%	11.14%	6.94%	11.09%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,159.7		$811.6	$437.1	$186.2	$202.2	$231.7
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.17	%(f)(g)	1.14%	0.94%	0.19%	0.16%	0.14	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.17	%(f)(g)	1.14%	0.94%	0.19%	0.16%	0.14	%(c)
Net investment income	1.33	%(f)	1.33%	0.86%	1.70%	1.72%	2.12%
Portfolio turnover rate	56	%(e)	99%	169%	27%	81%	93%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.
(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(d)	Calculated based on average shares outstanding during the year.
(e)	Not annualized.
(f)	Annualized.
(g)	Includes interest expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

C23

Advanced Series Trust

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of Advanced Series Trust (the “Trust”) consists of eight individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by, and composed of, Independent Trustees.

I. Renewal of Existing Management & Subadvisory Agreements

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (together with Prudential Investments LLC, collectively referred to herein as “PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 24-26, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Trust, and each Portfolio and its shareholders.1

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 24-26, 2009 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

[1]

The Board did not consider or renew the management or subadvisory agreements with respect to the Portfolios listed below, because it approved the agreements for these Portfolios during 2008 for an initial period of two years. The Board noted that it would consider the renewal of the agreements as part of its annual review of the Trust’s advisory agreements in 2010.

•	AST Bond Portfolio 2016

•	AST Bond Portfolio 2020

•	AST Focus Four Plus Portfolio

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Quantitative Management Associates LLC (“QMA”), and Jennison Associates LLC (“Jennison”), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that would reduce the fee rate on assets above specified levels, with the exception of the AST JP Morgan International Equity Portfolio, the AST Neuberger Berman Mid-Cap Growth Portfolio, the AST Neuberger

Berman Mid-Cap Value Portfolio, the AST T. Rowe Price Large-Cap Growth Portfolio and each of the AST Bond Portfolios (AST Bond Portfolios 2015, 2016, 2018 and 2020, and the AST Investment Grade Bond Portfolio). The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

With respect to the AST Neuberger Berman Mid-Cap Growth Portfolio and the AST T. Rowe Price Large-Cap Growth Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets these Portfolios do not realize the effect of those rate reductions. The Board took note, however, that the Portfolios’ fee structures would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which their fee rates are reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

With respect to the AST JP Morgan International Equity Portfolio, the AST Neuberger Berman Mid-Cap Value Portfolio and the AST Bond Portfolios, the Board noted that the management fee schedule for each Portfolio includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at their current level of assets the Portfolios’ effective fee rates reflected some of those rate reductions.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-, three-, five- and ten-year periods (as applicable) ending December 31, 2008.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2008. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may provide supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios, as is specifically noted below.

In addition, the Board considered and accepted PI’s proposal to continue the existing tiered Administrative Service Fee waiver for the Portfolios, pursuant to which PI agreed to waive a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio, as follows: for a Portfolio’s average daily net assets of $500 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Fee is reduced to 0.09%; for a Portfolio’s average daily net assets over $750 million up to and including $1 billion, the Administrative Fee is reduced to 0.08%; and for a Portfolio’s average daily net assets over $1 billion, the Administrative Fee is reduced to 0.07%.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2008), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board considered that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted PI’s explanation that the Portfolio’s underperformance was largely attributable to performance during 2006 and 2008, when the growth investment style utilized by one of the Portfolio’s subadvisers, William Blair, was out of favor, whereas the Portfolio outperformed its benchmark index and the median peer during 2003, 2005 and 2007.

•	The Board noted that the Portfolio’s performance had shown recent improvement, with the Portfolio ranking in the second quartile and outperforming its benchmark index during the first quarter of 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate the Portfolio’s performance.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	First Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed, or performed competitively against its benchmark index over all periods.

•	The Board noted that the Portfolio’s performance had shown recent improvement, with the Portfolio ranking in the first quartile and outperforming its benchmark index during the first quarter of 2009.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST JPMorgan International Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	Fourth Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Third Quartile

•	The Board considered that the Portfolio outperformed its benchmark index during the one-year period, though it underperformed its benchmark index for the other periods.

•	The Board further noted that the Portfolio ranked in the first quartile and had outperformed its benchmark index during the first quarter of 2009.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.01%, noting the Portfolio’s improved performance record.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Parametric Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

Due to the Portfolio’s recent inception date (May 2008), the Board did not consider the performance of the Portfolio as a factor in considering the renewal of the agreements. However, the Board noted information furnished by PI indicating that institutional accounts managed by the subadviser utilizing similar strategies had outperformed the Portfolio’s benchmark index and ranked in the top half of the Peer Universe for the one-, three- and five-year periods.

•

The Board concluded that it was reasonable to continue to evaluate performance and allow the subadviser to develop a performance record against which performance could be measured, and to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses, custodian expenses, and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Fourth Quartile	Fourth Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and ten-year periods.

•

The Board also noted that as of May 2008, the subadvisory agreement with one of the Portfolio’s two subadvisers was not renewed, and as a result, the Portfolio’s long-term historical performance was not as meaningful in evaluating the remaining subadviser’s performance.

•	The Board concluded that, in light of the Portfolio’s improved performance, it was in the interest of the Portfolio and its shareholder to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for net total expenses was attributable to its fourth quartile rankings for transfer agent expenses, custodian expenses, and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	Third Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio’s existing subadviser had been replaced by Neuberger Berman in May 2007, and as a result, the Portfolio’s long-term historical performance record was not as meaningful in evaluating the performance of the current subadviser.

•

The Board considered information provided by PI indicating that institutional accounts managed by the subadviser in the same style as the Portfolio had achieved satisfactory performance over three- and five-year periods.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Federated Aggressive Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	First Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one- and three-year periods.

•

The Board further noted PI’s explanation that the Portfolio’s underperformance for the one- and three-year periods was entirely attributable to the Portfolio’s performance during 2008, when the Portfolio’s energy-related investments significantly underperformed. The Board considered PI’s assertion that the Portfolio outperformed its benchmark index and the peer median in five out of the past seven years.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Second Quartile	First Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Third Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Second Quartile	—
Actual Management Fee: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile ranking for actual management fees

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Third Quartile	Third Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the one-, three- and five-year periods.

•

The Board noted PI’s explanation that underperformance during 2008 was attributable to the difficult economic environment in general, and in particular, the Portfolio’s performance during the third quarter of 2008. Prior to the third quarter of 2008, the Portfolio was outperforming its benchmark index. With respect to longer-term performance, the Board noted PI’s explanation that the benchmark index had been very difficult to outperform, evidenced by the fact that none of the funds included in the Peer Universe outperformed the benchmark index.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Third Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods, though the Portfolio slightly underperformed its benchmark index over the five-year period.

•

The Board noted that the Portfolio’s current subadvisers assumed responsibility for the Portfolio in December 2005, and noted that the Portfolio’s long-term historical performance included performance of a different subadviser.

•

The Board concluded that, in light of the Portfolio’s competitive performance since the new subadviser assumed responsibility for the Portfolio, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	Third Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board considered that the Portfolio underperformed its benchmark index for all periods. The Board noted that the Portfolio’s more recent performance had improved, and that the Portfolio outperformed its benchmark index and ranked in the first quartile of its Peer Universe during the first quarter of 2009.

•

The Board noted that the Portfolio’s current subadviser assumed responsibility for the Portfolio in December 2005, and noted that the Portfolio’s long-term historical performance was that of a different subadviser.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST MFS Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Marsico Capital Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	Second Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods.

•

Although the Portfolio ranked in the fourth quartile over the one-year period and in the third quartile over the three-year period, the Board noted PI’s explanation that the Portfolio’s underperformance was attributable to the difficult market environment experienced during 2008.

•	The Board concluded that, in light of the Portfolio’s competitive long-term performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Concentrated Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	Third Quartile	Fourth Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board considered that the Portfolio performed competitively against its benchmark index over the three-year period, though it underperformed its benchmark index over the other periods. The Board noted that the Portfolio ranked in the first quartile and outperformed its benchmark index for the first quarter of 2009.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST DeAM Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	First Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

Although the Portfolio ranked below the peer median of the Peer Universe over all periods, the Board noted PI’s explanation that the Portfolio’s performance prior to March 2006 did not reflect the performance of the three current subadvisers.

•

The Board also noted that one of the Portfolio’s subadvisers, JP Morgan, had been replaced at the end of 2008 by Eaton Vance Management, and as a result, the historical performance of the Portfolio was not meaningful in evaluating Eaton Vance’s performance.

•

The Board noted PI’s assertion that the Portfolio’s underperformance is due to its deep value style and that the below median returns are not indicative of PI’s performance expectations over longer periods.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.84%, due to changes in the Portfolio’s management, risk and performance profile.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST AllianceBernstein Core Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Fourth Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

Although the Portfolio ranked in the fourth quartile over all periods, the Board noted that the Portfolio’s underperformance was primarily attributable to underperformance in 2008 and 2007, when the Portfolio’s investments in financial industry stocks significantly hurt performance.

•

The Board also noted that, given the subadviser’s deep value style, it would be difficult for the Portfolio to beat its Lipper Universe and benchmark during periods when value is out of style in the market.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board accepted PI’s recommendation to voluntarily cap net total Portfolio expenses at 0.880%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST AllianceBernstein Growth & Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	Third Quartile	Second Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the ten-year period, though it underperformed its benchmark index over the one-, three-, and five-year periods.

•

The Board noted that the Portfolio’s more recent performance had shown improvement, with the Portfolio ranking in the first quartile and outperforming its benchmark index for the first quarter of 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST American Century Income & Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	First Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST QMA US Equity Alpha Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: N/A
Net Total Expenses: N/A

•

The Board noted that because the Portfolio’s subadviser, investment policies and investment objectives changed in May 2008, most of the Portfolio’s historical performance record did not reflect the current management or operation of the Portfolio.

•

The Board concluded that it was reasonable to continue to evaluate performance and allow the subadviser to develop a performance record against which performance could be measured, and to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	First Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.97%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Global Real Estate Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio’s performance since inception (May 2008) had been strong, with the Portfolio ranked in the second quartile for the fourth quarter of 2008, and ranked in the first quartile for the first quarter of 2009. The Board also noted that the Portfolio outperformed its benchmark index for the first quarter of 2009.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses, custodian expenses, and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Fourth Quartile	Third Quartile	Third Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and ten-year periods, and y underperformed over the one- and five-year periods.

•	The Board also noted that the Portfolio outperformed its benchmark index on a calendar-year basis during both 2006 and 2007.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Schroders Multi-Asset World Strategies Portfolio (formerly, American Century Strategic Allocation Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Third Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the one-, three- and five-year periods.

•

The Board noted that during July 2008, the Portfolio underwent a significant restructuring, including the implementation of various investment policy changes and the appointment of new subadvisers. In light of these changes, the Board noted that the Portfolio’s historical performance prior to July 2008 was not attributable to the Portfolio’s current subadvisers.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Advanced Strategies Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board considered that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board noted that PI’s explanation that the Portfolio’s underperformance was attributable to the difficult market environment during 2008, which made it very difficult for the active managers who subadvise the Portfolio to perform well.

•

Although the Board noted that the Portfolio’s relatively recent inception (March 2006), made it difficult to assess longer-term performance, the Board considered information provided by PI indicating that, since inception, the Portfolio’s performance was competitive against its benchmark index and ranked just below the peer median.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	First Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed the index over the one- and three-year periods.

•	The Board further noted that, on a calendar year basis, the Portfolio outperformed the peer median in each of the four years from 2004 through 2007.

•	The Board concluded that, in light of the Portfolio’s competitive long-term performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST UBS Dynamic Alpha Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio ranked in the first quartile for the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST First Trust Balanced Target Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board considered that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board noted that PI’s explanation that the Portfolio’s underperformance was attributable to the equity segment of the Portfolio, particularly the Portfolio’s investments in information technology, consumer discretionary, financial, and industrial stocks.

•	The Board also noted that, due to the Portfolio’s relatively recent inception (March 2006), it was not possible to evaluate a longer-term performance record at this time.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST First Trust Capital Appreciation Target Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

Although the Portfolio ranked in the fourth quartile for the one-year period, the Board noted PI’s explanation that the underperformance was the result of the equity components of the Portfolio, while the fixed-income portion of the Portfolio actually had outperformed over the one-year period, which mitigated a portion of the overall negative return of the Portfolio.

•	The Board also noted that, due to the Portfolio’s relatively recent inception (March 2006), it was not possible to evaluate a longer-term performance record at this time.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management fees, transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Global Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Third Quartile	Fourth Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted PI’s explanation that the underperformance was primarily attributable to results during 2008, during which the Portfolio was forced to sell assets at below market prices in order to meet shareholder redemptions. More recently, the Board noted that the Portfolio’s performance had improved, with the Portfolio ranking in the second quartile and outperforming its benchmark index during the first quarter of 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Third Quartile	Third Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over the one-, three- and five-year periods, though it underperformed over the ten-year period.

•

The Board further noted that the Portfolio’s current subadviser did not assume responsibility for the Portfolio until the first quarter of 2006 and most of the Portfolio’s historical performance was attributable to other subadvisers.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board agreed with PI’s recommendation that the existing voluntary cap on net total Portfolio expenses of 0.88% be removed.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Lord Abbett Bond-Debenture Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	Second Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2015
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio’s performance since inception (January 2008) had been strong, with the Portfolio ranking in the first quartile for the fourth quarter of 2008 and outperforming its benchmark index. For the first quarter of 2009, the Board noted that the Portfolio outperformed its benchmark index, although the Portfolio ranked in the third quartile.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses, custodian expenses, and director expenses.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2018
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio’s performance since inception (January 2008) had been strong, with the Portfolio ranking in the first quartile for the fourth quarter of 2008 and outperforming its benchmark index.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses and custodian expenses.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2019
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: Second Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio’s performance since inception (January 2008) had been strong, with the Portfolio ranking in the first quartile and outperforming its benchmark index for the fourth quarter of 2008.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses, custodian expenses, director expenses and other non-management expenses.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided

AST Investment Grade Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio’s performance since inception (January 2008) had been strong, with the Portfolio ranking in the first quartile and outperforming its benchmark index for the fourth quarter of 2008. The Board also noted that the Portfolio ranked in the second quartile and outperformed its benchmark index for the first quarter of 2009.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided

AST PIMCO Total Return Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Second Quartile	First Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the ten-year period, though it underperformed its benchmark index for the one-, three- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance in its Peer Universe, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for custodian expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Western Asset Core Plus Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index for the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance in its Peer Universe, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management expenses, transfer agent expenses and other non-management expenses.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided

AST PIMCO Limited Maturity Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Second Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.56%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Aggressive Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	—	—
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that PI’s explanation that the Portfolio’s underperformance was attributable to the market environment during 2008, and considered information provided by PI indicating that the Portfolio outperformed its peer group median during two of the past three calendar years.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	—	—
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that PI’s explanation that the Portfolio’s underperformance was attributable to the market environment during 2008, and considered information provided by PI indicating that the Portfolio outperformed its peer median during two of the past three calendar years.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST CLS Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio’s recent performance had improved, with the Portfolio ranking in the second quartile and outperforming its benchmark index for the first quarter of 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concurred with PI’s recommendation to discontinue the voluntary cap on net total Portfolio expenses of 0.40%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST CLS Moderate Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio’s recent performance had improved, with the Portfolio ranking in the second quartile and outperforming its benchmark index for the first quarter of 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concurred with PI’s recommendation to discontinue the voluntary cap on net total Portfolio expenses of 0.40%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Horizon Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	—	—	—
Actual Management Fees: First Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio’s recent performance had been strong, with the Portfolio ranking in the second quartile and outperforming its benchmark index for the first quarter of 2009.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses, custodian expenses, director expenses and other non-management expenses.

•	The Board concurred with PI’s recommendation to discontinue the voluntary cap on net total Portfolio expenses of 0.40%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Horizon Moderate Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	—	—	—
Actual Management Fees: Second Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that underperformed its benchmark index over the one-year period.

•	The Board noted that the Portfolio’s recent performance had been strong, with the Portfolio ranking in the first quartile and outperforming its benchmark index for the first quarter of 2009.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses, custodian expenses, director expenses and other non-management expenses.

•	The Board concurred with PI’s recommendation to discontinue the voluntary cap on net total Portfolio expenses of 0.40%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Niemann Capital Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	—	—	—
Actual Management Fees: First Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance in its Peer Universe, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses, custodian expenses, director expenses and other non-management expenses.

•	The Board concurred with PI’s recommendation to discontinue the voluntary cap on net total Portfolio expenses of 0.40%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Balanced Asset Allocation Portfolio (formerly, AST Conservative Asset Allocation Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	—	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one- and three-year periods.

•

The Board noted that during July 2008, the Portfolio had been repositioned as a balanced asset allocation fund, and as a result, most of the Portfolio’s historical performance record was not reflective of the current operation of the Portfolio.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses and custodian expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	—	—
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one- and three-year periods.

•

The Board considered PI’s explanation that the Portfolio’s underperformance for the one-year period was attributable to the difficult market environment during 2008. More recently, the Board noted that the Portfolio’s performance had improved, with the Portfolio ranking in the second quartile and outperforming its benchmark index for the first quarter of 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Academic Strategies Asset Allocation Portfolio (formerly, AST Balanced Asset Allocation Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	—	—
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one- and three-year periods.

•

The Board noted that in July 2008, the Portfolio adopted new investment strategies and policies, and appointed new subadvisers to manage the Portfolio, and as a result, most of the Portfolio’s historical performance record did not reflect the current management of the Portfolio.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concurred with PI’s recommendation to continue the existing cap on net total Portfolio expenses of 0.80%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

II. Approval of New Subadvisory Agreements: AST Neuberger Berman Mid-Cap Growth Portfolio, AST Neuberger Berman Small-Cap Growth Portfolio, AST Neuberger Berman/LSV Mid-Cap Value Portfolio

At a meeting of the Board held on March 4, 2009, the Trustees, including the Independent Trustees, unanimously approved the recommendation by PI to appoint Neuberger Berman Management LLC (“Neuberger Berman”) as a subadviser with respect to the AST Neuberger Berman Mid-Cap Growth Portfolio, the AST Neuberger Berman Small-Cap Growth Portfolio and the AST Neuberger Berman LSV/Mid-Cap Value Portfolio (the “Portfolios”) and to approve new subadvisory agreements between PI and Neuberger Berman.

The Board considered that, Neuberger Berman, a subsidiary of Lehman Brothers Holdings, Inc., was placed for sale following the bankruptcy filing of Lehman Brothers earlier in 2008. The Board further considered that, a group of senior Neuberger Berman executives had received approval from the U.S. Bankruptcy Court to purchase Neuberger Berman, and that the purchase of Neuberger Berman was expected to be completed by the end of the second quarter of 2009 (the “Transaction”). The Transaction was completed on May 4, 2009, at which time Neuberger Berman began operating as an independent entity. The Board also considered that, although there were no changes in the Neuberger Berman portfolio management teams as a result of the Transaction, pursuant to the terms of the prior subadvisory agreements and in accordance with the provisions of the 1940 Act, each Portfolio’s prior subadvisory agreement with Neuberger Berman would be automatically terminated as a result of a change in control.

Board Consideration of Subadvisory Agreements

The Board considered whether the approval of the new subadvisory agreements with Neuberger Berman was in the best interests of each Portfolio and its shareholders. Before approving the new subadvisory agreements, the Trustees reviewed performance, compliance and organization materials regarding Neuberger Berman and received presentations from PI. The Board also received materials relating to the new subadvisory agreements and had the opportunity to ask questions and request further information in connection with its consideration. In making the determination to retain Neuberger Berman as a subadviser, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the following information:

Nature, Quality and Extent of Services. The Board received and considered information regarding the nature, quality and extent of services to be provided to the Portfolios by Neuberger Berman under the new subadvisory agreements, namely, that Neuberger Berman would provide day-to-day portfolio management services and comply with all portfolio policies and applicable rules and regulations. The Boards also noted that the nature and extent of services provided to the Portfolios under the prior subadvisory agreements with Neuberger Berman were identical in all material respects to those to be provided by Neuberger Berman under the new subadvisory agreements and generally similar to those provided by the other current subadvisers under their subadvisory agreements.

With respect to the quality of services, the Board considered, among other things, the background and experience of Neuberger Berman’s portfolio management team, which was not affected by the Transaction. The Board was also provided with information pertaining to Neuberger Berman’s anticipated organizational structure, senior management, investment operations, and other relevant information pertaining to Neuberger Berman and the Transaction. The Board noted that it received a favorable compliance report from the CCO of the Trust as to Neuberger Berman.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services provided to the Portfolios by Neuberger Berman under the prior subadvisory agreements and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by Neuberger Berman under the new subadvisory agreements should be consistent with the quality of similar services provided by Neuberger Berman under the prior subadvisory agreements.

Performance of Neuberger Berman. The Board noted that at its June 2008 meetings, it had reviewed the performance of each Portfolio in connection with its annual consideration of the renewal of each Portfolio’s subadvisory agreements. As part of that review, the Board reviewed the performance of Neuberger Berman, as well as each Portfolio overall. The Board also noted that it reviews performance of the Portfolios at its quarterly meetings. It reviewed performance at its June 24-26, 2009 meeting.

Investment Subadvisory Fee Rate. The Board also considered, among other things, that the subadvisory fee rates payable under the new subadvisory agreements are identical to the fee rate payable under the existing subadvisory agreements. The Board noted that it had reviewed the subadvisory fee rates paid to Neuberger Berman at its June 2008 meetings in connection with the annual review of advisory agreements and determined that the fee rates were reasonable. The Board reviewed the subadvisory fee rates paid at its June 24-26, 2009 meeting.

Profitability. In connection with its annual review of advisory agreements, which occurred at its June 2008 meetings, the Board considered the profitability of PI and subadvisers affiliated with PI. The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee. The Board reviewed profitability at its June 24-26, 2009 meeting.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and Neuberger Berman, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale. In connection with its annual review of advisory agreements, the Board considered economies of scale and breakpoints in the management fee rate. With respect to subadvisory agreements, however, the Board noted that PI, not the Portfolios, pays the subadvisory fees to the subadvisers out of its management fee. The Board considered economies of scale at its June 24-26, 2009 meeting. The Board noted that there was no proposed change in fee rates and breakpoints and that it would again review economies of scale at the next annual review of advisory agreements.

Other Benefits to the Subadviser or its Affiliates from Serving as Subadviser. The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Neuberger Berman and its affiliates as a result of Neuberger Berman’s relationship with the Portfolios. The Board concluded that any potential benefits to be derived by Neuberger Berman included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the new subadvisory agreements was in the best interest of each Portfolio and its shareholders.

III. Approval of New Subadvisory Agreement: AST Small Cap Value Portfolio

At the meetings of the Board held on June 24-26 2009, the Board, including all of the Independent Trustees, approved a new subadvisory agreement for the AST Small Cap Value Portfolio (the “Portfolio”) of the Trust, as explained below.

Pursuant to a recommendation by PI, the Board approved a new subadvisory agreement between PI and Lee Munder Capital Group and the termination of the existing subadvisory agreement with Lee Munder Investments, Ltd. (“Old Lee Munder”).

PI recommended to the Board that it approve a new subadvisory agreement (the “Subadvisory Agreement”) with Lee Munder Capital Group with respect to the Portfolio in response to the announcement by City National Corporation that it intended to acquire a majority interest in Old Lee Munder, and to merge Old Lee Munder into an existing investment advisory entity owned by City National Corporation (the “Transaction”). The announcement also indicated that the merged entity would be known as Lee Munder Capital Group (“New Lee Munder”), and would be registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to the provisions of the 1940 Act and the subadvisory agreement between PI and Old Lee Munder, the acquisition of Old Lee Munder by City National Corporation would constitute a change in the control of Old Lee Munder, thereby causing the existing subadvisory agreement to terminate.

Board Consideration of Subadvisory Agreement

The Board considered whether the approval of the Subadvisory Agreement with Lee Munder was in the best interests of the Portfolio and its shareholders. Before approving the Subadvisory Agreement, the Trustees reviewed performance, compliance and organization materials regarding Lee Munder and received presentations from representatives of Lee Munder as well as PI. The Board also received materials relating to the Subadvisory Agreement and had the opportunity to ask questions and request further information in connection with its consideration. In making the determination to retain Lee Munder as a subadviser, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the following information:

Nature, Quality and Extent of services. The Board received and considered information regarding the nature, quality and extent of services provided to the Portfolio by Old Lee Munder and those that would be provided by New Lee Munder (hereafter, jointly referred to as “Lee Munder”). The Board also noted that the nature and extent of services provided to the Portfolio under the prior subadvisory agreement with Lee Munder were identical in all material respects to those to be provided by Lee Munder under the Subadvisory Agreement and generally similar to those provided by the other current subadvisers under their subadvisory agreements.

With respect to the quality of services, the Board considered, among other things, the background and experience of Lee Munder’s portfolio management team, which would be the same team that worked for Lee Munder prior to the Transaction, and was not affected by the Transaction. In connection with the recent annual review of advisory agreements, the Board had reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who are responsible for the day-to-day management of the Portfolio, and the Board was provided with information pertaining to organizational structure, senior management, investment operations, and other relevant information pertaining to Lee Munder. The Board noted that it received a favorable compliance report from the Trust’s Chief Compliance Officer (“CCO”) as to Lee Munder.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services provided to the Portfolio by Lee Munder under the prior subadvisory agreement and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by Lee Munder under the Subadvisory Agreement should equal the quality of similar services provided by Lee Munder under the prior subadvisory agreement, and that the Portfolio would benefit from the subadvisory services to be provided by Lee Munder under the Subadvisory Agreement.

Performance of the Portfolio. The Board noted that it reviewed the performance of the Portfolio in general, as well as the “sleeve” or segment subadvised by Lee Munder in connection with its annual consideration of the renewal of the Trust’s subadvisory agreements. As part of that review, the Board reviewed the performance record of the Portfolio and concluded that, in light of the Portfolio’s competitive performance, it was in the best interest of the Portfolio and its shareholders for the Portfolio to renew the Portfolio’s subadvisory agreements.

Investment Subadvisory Fee Rates. The Board noted that the subadvisory fee rate payable to Lee Munder would remain unchanged. The Board noted that it had recently reviewed the fee rate paid to Lee Munder in connection with the recent annual review of advisory agreements and determined that the fee rates were reasonable. The Board concluded that Lee Munder’s proposed subadvisory fee rate under the Subadvisory Agreement was reasonable.

Subadviser’s Profitability. In connection with its recent annual review of advisory agreements, the Board considered the profitability of PI and subadvisers affiliated with PI. The Board concluded that the level of profitability of a subadviser not affiliated with PI, such as Lee Munder, may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee

Economies of Scale. In connection with its recent annual review of advisory agreements, the Board considered economies of scale. The Board noted that there was no proposed change in fee rates and breakpoints and that it would again review economies of scale at the next annual review of advisory agreements.

Other Benefits to Lee Munder or its Affiliates from Serving as Subadviser. The Board considered potential ancillary benefits that might be received by Lee Munder and its affiliates as a result of its relationships with the Portfolio. The Board concluded that the potential benefits to be derived by Lee Munder included the ability to use soft dollar credits, brokerage commissions received by affiliates of Lee Munder, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits to be derived by PI and Lee Munder were consistent with the types of benefits generally derived by subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the Subadvisory Agreement was in the best interest of the Portfolio and its shareholders.

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ADVANCED SERIESSM TRUST

Financial Statements

For the Semi-Annual Period Ended June 30, 2009

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A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Trust’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (“the Commission”) at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Trust’s website at www.prudentialannuities.com.

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The Trust’s Statement of Additional Information contains information about the Trust’s Trustees and is available without charge upon request by calling 800-752-6342.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2009

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2009

■	DEAR CONTRACT OWNER

Our primary focus at Prudential is to help investors achieve and maintain long-term financial success. Our Advanced Series Trust semiannual report outlines our efforts to reach this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years, and the quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to help you make the most informed investment decisions to meet your needs. Together, you can develop a diversified investment portfolio that aligns with your long-term goals and can help deliver a more secure financial future.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve your financial goals.

Sincerely,

Stephen Pelletier

President,

Advanced Series Trust	July 31, 2009

PRESIDENT

STEPHEN PELLETIER

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2009

AST Bond Portfolio 2015
Allocation (% of Net Assets)
Corporate Bonds	28.9%
U.S. Treasury Obligations	16.5%
Commercial Mortgage-Backed Securities	7.3%
U.S. Government Mortgage-Backed Obligations	2.0%
Asset-Backed Securities	1.9%

AST Bond Portfolio 2016
Allocation (% of Net Assets)
Corporate Bonds	22.6%
U.S. Treasury Obligations	5.7%

AST Bond Portfolio 2018
Allocation (% of Net Assets)
Corporate Bonds	27.8%
U.S. Treasury Obligations	11.0%
Commercial Mortgage-Backed Securities	7.3%
U.S. Government Mortgage-Backed Obligations	2.3%
Asset-Backed Securities	2.0%

AST Bond Portfolio 2019
Allocation (% of Net Assets)
Corporate Bonds	29.3%
U.S. Treasury Obligations	9.7%
Commercial Mortgage-Backed Securities	7.5%
Asset-Backed Securities	3.1%
U.S. Government Mortgage-Backed Obligations	2.2%

AST Bond Portfolio 2020
Allocation (% of Net Assets)
Corporate Bonds	18.5%
U.S. Treasury Obligations	4.8%

AST High Yield
Allocation (% of Net Assets)
Corporate Bonds	85.3%
Bank Notes	4.0%
Collateralized Mortgage Obligations	1.6%
Convertible Bonds	0.9%
U.S. Government Mortgage-Backed Obligations	0.4%

AST Investment Grade Bond
Allocation (% of Net Assets)
Corporate Bonds	50.5%
U.S. Treasury Obligations	15.1%
Commercial Mortgage-Backed Securities	14.3%
U.S. Government Agency Obligations	6.8%
Asset-Backed Securities	4.1%

AST Lord Abbett Bond Debenture
Allocation (% of Net Assets)
Corporate Obligations	77.2%
Convertible Bonds	11.3%
Preferred Stocks	3.3%
Bank Loans	1.4%
Common Stocks	0.4%

AST PIMCO Limited Maturity Bond
Allocation (% of Net Assets)
U.S. Government Agency Mortgage-Backed Securities	31.9%
Corporate Obligations	26.0%
U.S. Government Agency Obligations	15.8%
Collateralized Mortgage Obligations	14.9%
Asset-Backed Securities	8.9%

AST PIMCO Total Return Bond
Allocation (% of Net Assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
Corporate Obligations	29.5%
Collateralized Mortgage Obligations	10.1%
U.S. Government Agency Obligations	9.1%
U.S. Treasury Obligations	8.2%

AST T. Rowe Price Global Bond
Allocation (% of Net Assets)
Foreign Bonds	53.1%
Corporate Obligations	14.8%
U.S. Government Agency Mortgage-Backed Securities	14.8%
U.S. Treasury Obligations	4.0%
Collateralized Mortgage Obligations	3.2%

AST Western Asset Core Plus Bond
Allocation (% of Net Assets)
U.S. Government Mortgage-Backed Obligations	33.8%
Corporate Bonds	27.9%
U.S. Treasury Obligations	10.3%
Collateralized Mortgage Obligations	8.1%
Asset-Backed Securities	3.5%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — Unaudited	June 30, 2009

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Bond 2015	Actual	$1,000.00	$968.30	0.80%	$3.90
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST Bond 2016	Actual**	$1,000.00	$950.00	1.01%	$4.86
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Bond 2018	Actual	$1,000.00	$924.30	0.81%	$3.86
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
AST Bond 2019	Actual	$1,000.00	$912.40	0.84%	$3.98
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
AST Bond 2020	Actual**	$1,000.00	$905.00	1.00%	$4.70
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST High Yield	Actual	$1,000.00	$1,142.40	0.88%	$4.67
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
AST Investment Grade Bond	Actual	$1,000.00	$1,029.10	0.75%	$3.77
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
AST Lord Abbett Bond-Debenture	Actual	$1,000.00	$1,156.50	0.98%	$5.24
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
AST PIMCO Limited Maturity Bond	Actual	$1,000.00	$1,061.20	0.80%	$4.09
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST PIMCO Total Return Bond	Actual	$1,000.00	$1,092.60	0.76%	$3.94
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81
AST T. Rowe Price Global Bond	Actual	$1,000.00	$1,051.70	1.02%	$5.19
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST Western Asset Core Plus Bond	Actual	$1,000.00	$1,048.00	0.84%	$4.27
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2009, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

**	AST Bond 2016 and AST Bond 2020 Portfolios' "Actual" expenses are calculated using the 180 day period ended June 30, 2009 due to its inception date of January 2, 2009.

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 56.9%
ASSET-BACKED SECURITIES — 1.9%
Bank of America Credit Card Trust, Series 2006-A15, Class A15(e)	Aaa	0.320%	04/15/14	$1,000	$966,668
Chase Issuance Trust, Series 2005-A11, Class A(e)	Aaa	0.390%	12/15/14	1,000	955,909
Series 2007-A16, Class A16(e)	Aaa	0.930%	06/15/14	700	677,747
Citibank Credit Card Issuance Trust, Series 2005-A3, Class A3(e)	Aaa	0.390%	04/24/14	1,000	963,560
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7(e)	Aaa	0.690%	12/15/18	1,000	881,790

TOTAL ASSET-BACKED SECURITIES (cost $3,988,281)					4,445,674

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.3%
Bank of America Commercial Mortgage, Series 2006-6, Class A2	Aaa	5.309%	10/10/45	550	506,677
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW12, Class A3(e)	Aaa	5.896%	09/11/38	798	689,959
Series 2007-T26, Class A2	AAA(d)	5.330%	01/12/45	480	449,541
Series 2007-T28, Class A2	AAA(d)	5.588%	09/11/42	1,000	909,839
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A2	AAA(d)	5.690%	06/10/46	1,085	1,021,360
Credit Suisse Mortgage Capital Certification, Series 2007-C1, Class A2	Aaa	5.268%	02/15/40	600	515,496
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	1,155	1,084,451
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2(e)	Aaa	5.778%	08/10/45	930	862,752
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A(e)	Aaa	5.491%	12/12/44	430	377,883
Series 2006-LDP7, Class A2(e)	Aaa	6.051%	04/15/45	1,000	961,089
Series 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	1,250	1,034,494
Series 2007-CB20, Class A2	Aaa	5.629%	02/12/51	1,000	927,593
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532%	03/15/32	1,170	1,125,573
Series 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,000	956,377
Morgan Stanley Capital, Inc., Series 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	600	570,376
Series 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	600	547,916
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A3(e)	Aaa	5.460%	12/15/44	1,200	1,079,317
Series 2006-C25, Class A2(e)	Aaa	5.684%	05/15/43	1,382	1,359,439
Series 2006-C26, Class A2	Aaa	5.935%	06/15/45	600	561,763
Series 2006-C27, Class A2	Aaa	5.624%	07/15/45	600	560,840
Series 2006-C29, Class A2	Aaa	5.275%	11/15/48	600	556,382
Series 2007-C33, Class A2(e)	Aaa	6.055%	02/15/51	1,000	911,894

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,993,901)					17,571,011

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS — 28.9%
Banking — 21.8%
American Express Co., Sr. Unsec’d. Notes	A3	7.250%	05/20/14	$245	$253,436
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.375%	05/15/14	525	542,333
JPMorgan Chase & Co., Series 3, FDIC Gtd. Notes		0.854%	12/26/12	15,245	15,397,465
Morgan Stanley, Notes	A2	5.375%	10/15/15	500	489,926
PNC Funding Corp., FDIC Gtd. Notes		1.420%	04/01/12	34,400	34,699,968
Rabobank Nederland NV (Netherlands) Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	525	523,653

					51,906,781

Capital Goods — 0.4%
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900%	05/01/14	510	506,513
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	455	481,860

					988,373

Consumer — 0.4%
Clorox Co., (The), Sr. Unsec’d. Notes	Baa2	5.450%	10/15/12	400	423,566
Procter & Gamble Co., Sr. Unsec’d. Notes	Aa3	4.600%	01/15/14	550	578,425

					1,001,991

Electric — 0.2%
Progress Energy Carolinas, Inc., First Mtge.	A2	5.300%	01/15/19	165	172,259
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	350	368,036

					540,295

Energy – Integrated — 1.5%
Chevron Corp., Sr. Notes	Aa1	3.950%	03/03/14	630	648,625
ConocoPhillips, Gtd. Notes	A1	4.750%	02/01/14	965	1,004,743
Husky Energy, Inc. (Canada), Sr. Notes	Baa2	5.900%	06/15/14	270	282,461
Marathon Oil Corp., Sr. Notes	Baa1	6.500%	02/15/14	575	614,704
Shell International Financial B.V. (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	650	667,437
StatoilHydro ASA (Norway), Unsec’d. Notes	Aa2	3.875%	04/15/14	300	304,262

					3,522,232

Energy – Other — 0.2%
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	12/15/13	500	525,715

Foods — 0.9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.200%	01/15/14	515	553,688
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	565	571,382
Kellogg Co., Sr. Unsec’d. Notes, Ser. B	A3	6.600%	04/01/11	500	535,727
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	360	394,837

					2,055,634

Health Care & Pharmaceutical — 1.0%
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	500	514,685
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	5.350%	03/15/15	500	537,300
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.000%	03/01/14	575	601,395
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.550%	12/01/13	630	676,717

					2,330,097

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Non-Corporate Foreign Agency — 0.5%
Commonwealth Bank of Australia (Australia), Gov’t. Liquid, Gtd., 144A	Aaa	3.625%	06/25/14	$1,250	$1,258,308

Pipelines & Other — 0.3%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12	700	704,788

Retailers — 0.7%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	507,471
Walgreen Co., Sr. Unsec’d. Notes(c)	A2	5.250%	01/15/19	280	291,276
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/01/14	800	789,317

					1,588,064

Telecommunications — 1.0%
AT&T., Inc., Sr. Unsec’d. Notes(c)	A2	4.850%	02/15/14	1,000	1,037,199
Telecom Italia Capital S.A. (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	560	566,315
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949%	01/15/15	500	508,227
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	360	374,505

					2,486,246

TOTAL CORPORATE BONDS (cost $67,861,117)					68,908,524

MUNICIPAL BOND — 0.2%
California — 0.2%
State of California, Taxable G.O., Var. Purp. 3 (cost $503,090)	A2	5.450%	04/01/15	500	489,775

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal National Mortgage Association(c) (cost $310,927)		5.375%	06/12/17	290	323,554

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp.		5.000%	09/01/35	418	426,985
Federal National Mortgage Association		5.500%	02/01/34	4,300	4,462,030

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $4,688,919)					4,889,015

U.S. TREASURY OBLIGATIONS — 16.5%
U.S. Treasury Bonds		3.125%	05/15/19	2,370	2,292,240
U.S. Treasury Bonds		8.750%	05/15/20	20	28,588
U.S. Treasury Inflation Index Bonds		1.625%	01/15/15	11	11,114
U.S. Treasury Inflation Index Bonds		1.875%	07/15/13	946	970,403
U.S. Treasury Notes		1.875%	06/15/12	2,595	2,613,866
U.S. Treasury Notes		2.625%	06/30/14	860	862,692
U.S. Treasury Notes		3.250%	06/30/16	2,380	2,388,553
U.S. Treasury Strips(b)		3.650%	02/15/16	26,750	21,478,404
U.S. Treasury Strips(b)(c)		4.130%	11/15/19	3,540	2,325,603

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips(b)	4.260%	05/15/20	$30	$18,975
U.S. Treasury Strips(b)	4.410%	05/15/21	6,940	4,134,262
U.S. Treasury Strips(b)(f)	5.310%	05/15/20	3,500	2,207,149

TOTAL U.S. TREASURY OBLIGATIONS (cost $38,904,662)				39,331,849

TOTAL LONG-TERM INVESTMENTS (cost $132,250,897)				135,959,402

			Shares
SHORT-TERM INVESTMENT — 37.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series(a) (cost $88,511,720; Note 4)			88,511,720	88,511,720

TOTAL INVESTMENTS — 94.0% (cost $220,762,617)				224,471,122
Other assets in excess of liabilities(g) — 6.0%				14,421,800

NET ASSETS — 100.0%				$238,892,922

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

FDIC	Federal Deposit Insurance Corporation

G.O.	General Obligation

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates a variable rate security.

(f)	Security segregated as collateral for swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(g)	Other assets in excess of liabilities include unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
49	90 Days Eurodollar	Sept. 09	$12,168,685	$12,167,925	$(760)
7	10 Year U.S. Treasury Notes	Sept. 09	805,938	813,859	7,921

					7,161

Short Positions:
26	5 Year U.S. Treasury Notes	Sept. 09	2,994,728	2,982,688	12,040
79	2 Year U.S. Treasury Notes	Sept. 09	17,123,775	17,081,281	42,494
24	U.S. Long Bonds	Sept. 09	2,919,860	2,840,625	79,235

					133,769

					$140,930

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Citibank NA(a)	12/31/15	$8,175	4.093%	3 month LIBOR	$505,216	$—	$505,216
Deutsche Bank AG(a)	12/31/15	5,000	4.031%	3 month LIBOR	326,934	—	326,934
JP Morgan Chase Bank(a)	12/31/15	19,600	3.800%	3 month LIBOR	731,463	—	731,463
JP Morgan Chase Bank(a)	12/31/15	8,965	3.957%	3 month LIBOR	457,573	—	457,573
JP Morgan Chase Bank(a)	12/31/15	10,201	4.107%	3 month LIBOR	647,269	—	647,269
JP Morgan Chase Bank(a)	12/31/15	8,001	4.212%	3 month LIBOR	545,227	—	545,227
JP Morgan Chase Bank(a)	12/31/15	4,355	4.392%	3 month LIBOR	384,787	—	384,787
JP Morgan Chase Bank(a)	12/31/15	6,936	4.493%	3 month LIBOR	672,225	—	672,225
JP Morgan Chase Bank(a)	12/31/15	3,700	4.580%	3 month LIBOR	379,770	—	379,770
JP Morgan Chase Bank(a)	12/31/15	11,400	4.609%	3 month LIBOR	1,215,879	—	1,215,879
JP Morgan Chase Bank(a)	12/31/15	3,562	4.622%	3 month LIBOR	378,688	—	378,688
JP Morgan Chase Bank(a)	12/31/15	4,523	4.843%	3 month LIBOR	577,513	—	577,513
JP Morgan Chase Bank(a)	12/31/15	1,329	4.898%	3 month LIBOR	175,958	—	175,958
Merrill Lynch Capital Services, Inc.(a)	12/31/15	4,400	2.729%	3 month LIBOR	(160,714)	—	(160,714)
Merrill Lynch Capital Services, Inc.(a)	12/31/15	1,200	2.744%	3 month LIBOR	(43,317)	—	(43,317)
Merrill Lynch Capital Services, Inc.(a)	12/31/15	5,700	3.045%	3 month LIBOR	(96,235)	—	(96,235)
Merrill Lynch Capital Services, Inc.(a)	12/31/15	2,300	3.091%	3 month LIBOR	(30,436)	—	(30,436)
Merrill Lynch Capital Services, Inc.(a)	12/31/15	2,300	3.535%	3 month LIBOR	19,839	—	19,839
Merrill Lynch Capital Services, Inc.(a)	12/31/15	2,500	3.787%	3 month LIBOR	62,386	—	62,386
Merrill Lynch Capital Services, Inc.(a)	12/31/15	22,250	3.943%	3 month LIBOR	1,108,383	—	1,108,383
Merrill Lynch Capital Services, Inc.(a)	12/31/15	4,900	4.184%	3 month LIBOR	327,596	—	327,596
Merrill Lynch Capital Services, Inc.(a)	12/31/15	19,500	4.256%	3 month LIBOR	1,425,015	—	1,425,015
Merrill Lynch Capital Services, Inc.(a)	12/31/15	31,000	4.346%	3 month LIBOR	2,426,873	—	2,426,873
Merrill Lynch Capital Services, Inc.(a)	12/31/15	7,010	4.597%	3 month LIBOR	743,074	—	743,074
Merrill Lynch Capital Services, Inc.(a)	12/31/15	2,056	4.725%	3 month LIBOR	239,809	—	239,809
Merrill Lynch Capital Services, Inc.(a)	12/31/15	3,620	4.793%	3 month LIBOR	444,062	—	444,062
Morgan Stanley Capital Services, Inc.(a)	6/17/14	2,500	3.190%	3 month LIBOR	29,229	—	29,229
Morgan Stanley Capital Services, Inc.(a)	12/31/15	15,500	2.311%	3 month LIBOR	(975,533)	—	(975,533)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	1,300	2.591%	3 month LIBOR	(61,741)	—	(61,741)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	7,600	2.735%	3 month LIBOR	(271,991)	—	(271,991)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	2,000	2.765%	3 month LIBOR	(72,985)	—	(72,985)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	1,000	2.776%	3 month LIBOR	(34,233)	—	(34,233)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	4,600	2.777%	3 month LIBOR	(157,100)	—	(157,100)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	6,500	2.792%	3 month LIBOR	(209,986)	—	(209,986)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	3,000	2.836%	3 month LIBOR	(88,655)	—	(88,655)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	3,600	2.926%	3 month LIBOR	(87,277)	—	(87,277)

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	4,000	2.935%	3 month LIBOR	$(94,713)	$—	$(94,713)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	2,500	2.990%	3 month LIBOR	(51,234)	—	(51,234)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	1,200	3.038%	3 month LIBOR	(20,371)	—	(20,371)
Morgan Stanley Capital Services, Inc.(a)	12/31/15	8,700	3.472%	3 month LIBOR	40,447	—	40,447
Morgan Stanley Capital Services, Inc.(a)	12/31/15	1,700	3.614%	3 month LIBOR	23,353	—	23,353
Morgan Stanley Capital Services, Inc.(a)	12/31/15	1,500	3.798%	3 month LIBOR	38,586	—	38,586
Morgan Stanley Capital Services, Inc.(a)	12/31/15	8,000	3.830%	3 month LIBOR	222,556	—	222,556
Morgan Stanley Capital Services, Inc.(a)	12/31/15	2,500	3.859%	3 month LIBOR	74,394	—	74,394
Deutsche Bank AG (b)	5/15/20	1,972	4.246%	3 month LIBOR	(98,473)	—	(98,473)
Deutsche Bank AG (b)	5/15/21	1,821	4.419%	3 month LIBOR	(120,178)	—	(120,178)
Deutsche Bank AG (b)	5/15/21	1,815	4.446%	3 month LIBOR	(126,216)	—	(126,216)
Deutsche Bank AG (b)	11/15/19	1,953	4.546%	3 month LIBOR	(171,200)	—	(171,200)
JP Morgan Chase Bank(b)	12/31/15	12,900	2.093%	3 month LIBOR	993,873	—	993,873
JP Morgan Chase Bank(b)	12/31/15	2,500	2.206%	3 month LIBOR	174,602	—	174,602
JP Morgan Chase Bank(b)	12/10/11	1,200	2.335%	3 month LIBOR	(15,772)	—	(15,772)
JP Morgan Chase Bank(b)	10/27/13	14,480	3.535%	3 month LIBOR	(529,723)	—	(529,723)
JP Morgan Chase Bank(b)	12/31/15	9,000	3.896%	3 month LIBOR	(420,483)	—	(420,483)
JP Morgan Chase Bank(b)	12/31/15	1,010	4.382%	3 month LIBOR	86,763	—	86,763
Merrill Lynch Capital Services, Inc.(b)	12/31/15	2,800	2.885%	3 month LIBOR	76,546	—	76,546
Merrill Lynch Capital Services, Inc.(b)	12/31/15	3,000	3.619%	3 month LIBOR	(42,151)	—	(42,151)
Merrill Lynch Capital Services, Inc.(b)	12/31/15	1,200	3.727%	3 month LIBOR	(25,305)	—	(25,305)
Morgan Stanley Capital Services, Inc.(b)	6/17/11	3,000	1.670%	3 month LIBOR	(10,666)	—	(10,666)
Morgan Stanley Capital Services, Inc.(b)	6/23/14	1,250	3.247%	3 month LIBOR	(17,249)	—	(17,249)
Morgan Stanley Capital Services, Inc.(b)	12/31/15	19,000	2.571%	3 month LIBOR	919,692	—	919,692
Morgan Stanley Capital Services, Inc.(b)	12/31/15	2,600	2.663%	3 month LIBOR	111,860	—	111,860
Morgan Stanley Capital Services, Inc.(b)	12/31/15	1,400	2.672%	3 month LIBOR	59,167	—	59,167
Morgan Stanley Capital Services, Inc.(b)	12/31/15	2,800	2.691%	3 month LIBOR	115,728	—	115,728
Morgan Stanley Capital Services, Inc.(b)	12/31/15	2,700	2.744%	3 month LIBOR	102,206	—	102,206
Morgan Stanley Capital Services, Inc.(b)	12/31/15	6,000	2.821%	3 month LIBOR	191,639	—	191,639
Morgan Stanley Capital Services, Inc.(b)	12/31/15	2,000	2.851%	3 month LIBOR	59,895	—	59,895
Morgan Stanley Capital Services, Inc.(b)	12/31/15	1,500	2.912%	3 month LIBOR	46,516	—	46,516
Morgan Stanley Capital Services, Inc.(b)	12/31/15	2,000	2.976%	3 month LIBOR	54,054	—	54,054
Morgan Stanley Capital Services, Inc.(b)	12/31/15	4,500	2.990%	3 month LIBOR	102,322	—	102,322
Morgan Stanley Capital Services, Inc.(b)	12/31/15	2,000	3.017%	3 month LIBOR	48,878	—	48,878
Morgan Stanley Capital Services, Inc.(b)	12/31/15	1,000	3.037%	3 month LIBOR	23,200	—	23,200
Morgan Stanley Capital Services, Inc.(b)	12/31/15	2,000	3.055%	3 month LIBOR	44,163	—	44,163
Morgan Stanley Capital Services, Inc.(b)	12/31/15	1,500	3.326%	3 month LIBOR	6,989	—	6,989
Morgan Stanley Capital Services, Inc.(b)	12/31/15	1,000	3.555%	3 month LIBOR	(9,889)	—	(9,889)
Morgan Stanley Capital Services, Inc.(b)	12/31/15	7,000	3.585%	3 month LIBOR	(82,791)	—	(82,791)
Morgan Stanley Capital Services, Inc.(b)	6/17/19	700	4.030%	3 month LIBOR	(17,365)	—	(17,365)

					$13,298,215	$—	$13,298,215

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$4,445,674	$—
Commercial Mortgage-Backed Securities	—	17,571,011	—
Corporate Bonds	—	68,908,524	—
Municipal Bond	—	489,775	—
U.S. Government Agency Obligations	—	323,554	—
U.S. Government Mortgage-Backed Obligations	—	4,889,015	—
U.S. Treasury Obligations	—	39,331,849	—
Affiliated Money Market Mutual Fund	88,511,720	—	—

	$88,511,720	$135,959,402	$—
Other Financial Instruments*	140,930	13,298,215	—

Total	$88,652,650	$149,257,617	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of 12/31/08	$26,801,068
Realized gain (loss)	* *
Change in unrealized appreciation (depreciation)	(3,234,592)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(23,566,476)

Balance as of 6/30/09	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $3,282,650.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund	37.1%
Banking	21.8
U.S. Treasury Obligations	16.5
Commercial Mortgage-Backed Securities	7.3
U.S. Government Mortgage-Backed Obligations	2.0
Asset-Backed Securities	1.9
Energy – Integrated	1.5
Health Care & Pharmaceutical	1.0
Telecommunications	1.0
Food	0.9
Retailers	0.7
Non-Corporate Foreign Agency	0.5
Capital Goods	0.4
Consumer	0.4
Pipelines & Other	0.3
Electric	0.2
Energy – Other	0.2
Municipal Bond	0.2
U.S. Government Agency Obligations	0.1

94.0
Other assets in excess of liabilities	6.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2015 (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$141,690	*	Due from broker — variation margin	$760	*
Interest rate contracts	Unrealized appreciation on swap agreements	17,442,197		Unrealized depreciation on swap agreements	4,143,982

Total		$17,583,887			$4,144,742

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Derivatives not designated as hedging instruments, carried at fair value	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Swaps	Purchased Options	Written Options	Total
Interest rate contracts	$269,564	$3,171,125	$(638)	$1,003	$3,441,054

Derivatives not designated as hedging instruments, carried at fair value	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Swaps	Total
Interest rate contracts	$413,100	$(12,579,635)	$(12,166,535)

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2015 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investment, at value:
Unaffiliated investments (cost $132,250,897)	$135,959,402
Affiliated investments (cost $88,511,720)	88,511,720
Unrealized appreciation on swap agreements	17,442,197
Receivable for investments sold	6,201,258
Dividends and interest receivable	496,121
Due from broker-variation margin	6,383
Prepaid expenses	60

Total Assets	248,617,141

LIABILITIES:
Payable for investments purchased	5,232,171
Unrealized depreciation on swap agreements	4,143,982
Payable for fund share repurchased	158,478
Advisory fees payable	126,272
Accrued expenses and other liabilities	33,417
Shareholder servicing fees payable	19,680
Payable to custodian	9,321
Affiliated transfer agent fee payable	898

Total Liabilities	9,724,219

NET ASSETS	$238,892,922

Net assets were comprised of:
Paid-in capital	$215,691,887
Retained earnings	23,201,035

Net assets, June 30, 2009	$238,892,922

Net asset value and redemption price per share, $238,892,922 / 21,589,078 outstanding shares of beneficial interest	$11.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest	$1,376,889
Affiliated dividend income	448,834

1,825,723

EXPENSES
Advisory fees	791,926
Shareholder servicing fees and expenses	123,469
Custodian and accounting fees	29,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	6,000
Trustees’ fees	6,000
Legal fees and expenses	3,000
Miscellaneous	3,796

Total expenses	982,191

NET INVESTMENT INCOME	843,532

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	1,763,613
Futures transactions	269,564
Swaps agreement transactions	3,171,125
Short sales transactions	(586)
Options written transactions	1,003

5,204,719

Net change in unrealized appreciation (depreciation) on:
Investments	(632,277)
Futures	413,100
Swap agreements	(12,579,635)

(12,798,812)

NET LOSS ON INVESTMENTS	(7,594,093)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,750,561)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	January 28, 2008* through December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$843,532	$944,517
Net realized gain on investment transactions	5,204,719	269,189
Net change in unrealized appreciation (depreciation) on investments	(12,798,812)	29,946,463

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,750,561)	31,160,169

DISTRIBUTIONS	(1,208,573)	—

FUND SHARE TRANSACTIONS:
Fund shares sold [11,317,491 and 28,150,681 shares, respectively]	126,874,068	284,844,231
Fund shares issued in reinvestment of distributions [111,698 and 0 shares, respectively]	1,208,573	—
Fund shares repurchased [9,141,826 and 8,848,966 shares, respectively]	(103,080,959)	(94,154,026)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	25,001,682	190,690,205

TOTAL INCREASE IN NET ASSETS	17,042,548	221,850,374
NET ASSETS:
Beginning of period	221,850,374	—

End of period	$238,892,922	$221,850,374

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 28.3%
CORPORATE BONDS — 22.6%
Banking — 22.1%
Citigroup Funding, Inc., FDIC Gtd. Notes(d)	Aaa	1.369%	04/30/12	$1,500	$1,518,567
JPMorgan Chase & Co., Ser. 3, FDIC Gtd. Notes(d)	Aaa	0.854%	12/26/12	395	398,950
PNC Funding Corp., FDIC Gtd. Notes(d)	Aaa	1.420%	04/01/12	400	403,488

					2,321,005

Non-Corporate Foreign Agency — 0.5%
Commonwealth Bank of Australia (Australia) Gov’t. Liquid Gtd., 144A	Aaa	3.625%	06/25/14	55	55,366

TOTAL CORPORATE BONDS (cost $2,349,888)					2,376,371

U.S. TREASURY OBLIGATIONS — 5.7%
United States Treasury Notes		3.250%	06/30/16	50	50,180
United States Treasury Strips(b)		4.020%	11/15/16	35	26,989
United States Treasury Strips(b)(c)		4.120%	02/15/17	685	519,319

TOTAL U.S. TREASURY OBLIGATIONS (cost $591,903)					596,488

TOTAL LONG-TERM INVESTMENTS (cost $2,941,791)					2,972,859

				Shares
SHORT-TERM INVESTMENT — 58.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series(a) (cost $6,161,695; Note 4)				6,161,695	6,161,695

TOTAL INVESTMENTS — 86.8% (cost $9,103,486)					9,134,554
Other assets in excess of liabilities(e) — 13.2%					1,384,327

NET ASSETS — 100.0%					$10,518,881

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

FDIC	Federal Deposit Insurance Corporation

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Segregated as collateral for futures contracts.

(d)	Indicates a variable rate security.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(e)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on interest rate swaps as follows:

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank, PLC(a)	12/31/16	$470	2.34908%	3 month LIBOR	$(38,897)	$—	$(38,897)
Barclays Bank, PLC(a)	12/31/16	4,000	2.68997%	3 month LIBOR	(232,160)	—	(232,160)
Morgan Stanley Capital Services(a)	12/31/16	150	4.04473%	3 month LIBOR	5,485	—	5,485
Morgan Stanley Capital Services(a)	12/31/16	200	3.69315%	3 month LIBOR	2,164	—	2,164
Morgan Stanley Capital Services(a)	12/31/16	200	4.00994%	3 month LIBOR	6,800	—	6,800
Morgan Stanley Capital Services(a)	12/31/16	300	3.89352%	3 month LIBOR	7,167	—	7,167
Morgan Stanley Capital Services(a)	12/31/16	500	2.95348%	3 month LIBOR	(19,255)	—	(19,255)
Morgan Stanley Capital Services(a)	12/31/16	950	3.10585%	3 month LIBOR	(27,588)	—	(27,588)
Morgan Stanley Capital Services(a)	12/31/16	1,000	3.16646%	3 month LIBOR	(24,060)	—	(24,060)
Morgan Stanley Capital Services(a)	12/31/16	1,000	2.73222%	3 month LIBOR	(57,660)	—	(57,660)
Morgan Stanley Capital Services(a)	12/31/16	1,000	2.89256%	3 month LIBOR	(43,840)	—	(43,840)
Morgan Stanley Capital Services(a)	12/31/16	1,000	2.88637%	3 month LIBOR	(44,340)	—	(44,340)
Morgan Stanley Capital Services(a)	6/17/14	1,000	3.19000%	3 month LIBOR	11,692	—	11,692
Morgan Stanley Capital Services(a)	12/31/16	1,100	2.47337%	3 month LIBOR	(81,345)	—	(81,345)
Morgan Stanley Capital Services(a)	12/31/16	1,600	3.06614%	3 month LIBOR	(50,336)	—	(50,336)
Morgan Stanley Capital Services(a)	12/31/16	2,350	3.78450%	3 month LIBOR	36,120	—	36,120
Morgan Stanley Capital Services(a)	12/31/16	2,700	2.90332%	3 month LIBOR	(115,722)	—	(115,722)
Morgan Stanley Capital Services(a)	12/31/16	3,800	2.84730%	3 month LIBOR	(179,702)	—	(179,702)
Morgan Stanley Capital Services(a)	12/31/16	5,200	3.07961%	3 month LIBOR	(158,704)	—	(158,704)
Morgan Stanley Capital Services(b)	6/23/14	55	3.24709%	3 month LIBOR	(759)	—	(759)
Morgan Stanley Capital Services(b)	12/31/16	100	3.27562%	3 month LIBOR	1,982	—	1,982
Morgan Stanley Capital Services(b)	12/31/16	150	3.12175%	3 month LIBOR	4,562	—	4,562
Morgan Stanley Capital Services(b)	12/31/16	200	3.15324%	3 month LIBOR	5,602	—	5,602
Morgan Stanley Capital Services(b)	12/31/16	200	3.20548%	3 month LIBOR	4,836	—	4,836
Morgan Stanley Capital Services(b)	12/31/16	200	3.15556%	3 month LIBOR	5,580	—	5,580
Morgan Stanley Capital Services(b)	12/31/16	200	3.79870%	3 month LIBOR	(3,720)	—	(3,720)
Morgan Stanley Capital Services(b)	6/17/19	280	4.03000%	3 month LIBOR	(6,946)	—	(6,946)
Morgan Stanley Capital Services(b)	12/31/16	300	2.96722%	3 month LIBOR	11,889	—	11,889
Morgan Stanley Capital Services(b)	12/31/16	300	2.81398%	3 month LIBOR	15,606	—	15,606
Morgan Stanley Capital Services(b)	12/31/16	300	3.21694%	3 month LIBOR	6,951	—	6,951
Morgan Stanley Capital Services(b)	12/31/16	350	2.98189%	3 month LIBOR	13,835	—	13,835
Morgan Stanley Capital Services(b)	12/31/16	530	3.50666%	3 month LIBOR	3,010	—	3,010
Morgan Stanley Capital Services(b)	12/31/16	600	2.80772%	3 month LIBOR	31,272	—	31,272
Morgan Stanley Capital Services(b)	12/31/16	600	2.79220%	3 month LIBOR	32,106	—	32,106
Morgan Stanley Capital Services(b)	6/17/11	1,200	1.67000%	3 month LIBOR	(4,267)	—	(4,267)
Morgan Stanley Capital Services(b)	12/31/16	1,300	2.82511%	3 month LIBOR	66,235	—	66,235
Morgan Stanley Capital Services(b)	12/31/16	1,500	2.89344%	3 month LIBOR	69,240	—	69,240
Morgan Stanley Capital Services(b)	12/31/16	1,900	3.14861%	3 month LIBOR	53,618	—	53,618
Morgan Stanley Capital Services(b)	12/31/16	3,500	2.95052%	3 month LIBOR	143,255	—	143,255
Morgan Stanley Capital Services(b)	12/31/16	5,250	2.68609%	3 month LIBOR	318,308	—	318,308

					$(231,986)	$—	$(231,986)

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Corporate Bonds	$—	$2,376,371	$—
U.S. Treasury Obligations	—	596,488	—
Affiliated Money Market Mutual Fund	6,161,695	—	—

	$6,161,695	$2,972,859	$—
Other Financial Instruments*	—	(280)	(231,706)

Total	$6,161,695	$2,972,579	$(231,706)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of 1/2/09 (commencement of Portfolio)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(231,706)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$(231,706)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund	58.5%
Banking	22.1
U.S. Treasury Obligations	5.7
Non-Corporate Foreign Agency	0.5

86.8
Other assets in excess of liabilities	13.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2016 (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swap agreements	$857,315	Unrealized depreciation on swap agreements	$1,089,301

The effects of derivative instruments on the Statement of Operations for the period January 2, 2009 (commencement of operations) through June 30, 2009 are as follows:

Derivatives not designated as hedging instruments, carried at fair value	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Swaps	Total	Swaps
Interest rate contracts	$2,609	$(3,607)	$(998)	$(231,986)

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2016 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $2,941,791)	$2,972,859
Affiliated investments (cost $6,161,695)	6,161,695
Cash	1,493,755
Unrealized appreciation on swap agreements	857,315
Receivable for investments sold	714,525
Dividends and interest receivable	5,690
Receivable for fund share sold	5,543
Due from adviser	3,042

Total Assets	12,214,424

LIABILITIES:
Unrealized depreciation on swap agreements	1,089,301
Payable for investments purchased	580,203
Accrued expenses and other liabilities	24,686
Shareholder servicing fees payable	748
Affiliated transfer agent fee payable	570
Due to broker-variation margin	35

Total Liabilities	1,695,543

NET ASSETS	$10,518,881

Net assets were comprised of:
Paid-in capital	$10,728,991
Retained earnings	(210,110)

Net assets, June 30, 2009	$10,518,881

Net asset value and redemption price per share, $10,518,881 / 1,107,094 outstanding shares of beneficial interest	$9.50

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 2, 2009* through June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$23,889
Unaffiliated interest income	18,198

42,087

EXPENSES
Advisory fees	34,658
Shareholder servicing fees and expenses	5,400
Custodian and accounting fees	19,000
Audit fee	10,000
Shareholders’ reports	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,700) (Note 4)	5,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	2,409

Total expenses	93,467
Less: advisory fee waiver and expense reimbursement	(39,424)

Net expenses	54,043

NET INVESTMENT LOSS	(11,956)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	3,762
Futures transactions	2,609
Swap agreement transactions	(3,607)

2,764

Net change in unrealized appreciation (depreciation) on:
Investments	31,068
Swap agreements	(231,986)

(200,918)

NET LOSS ON INVESTMENTS	(198,154)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(210,110)

*	Commencement of investment operations.

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 2, 2009* through June 30, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(11,956)
Net realized gain on investment transactions	2,764
Net change in unrealized appreciation (depreciation) on investments	(200,918)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(210,110)

FUND SHARE TRANSACTIONS:
Fund shares sold [3,299,238 shares]	32,372,387
Fund shares repurchased [2,192,144 shares]	(21,643,396)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	10,728,991

TOTAL INCREASE IN NET ASSETS	10,518,881
NET ASSETS:
Beginning of period	—

End of period	$10,518,881

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†		Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 50.6%
ASSET-BACKED SECURITIES — 2.0%
Bank of America Credit Card Trust, Series 2006-A15, Class A15(e)	Aaa		0.319%	04/15/14	$1,000	$966,668
Chase Issuance Trust, Series 2005-A11, Class A(e)	Aaa		0.389%	12/15/14	1,000	955,909
Citibank Credit Card Issuance Trust, Series 2005-A3, Class A3(e)	Aaa		0.385%	04/24/14	1,000	963,560
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7(e)	Aaa		0.689%	12/17/18	1,000	881,790

TOTAL ASSET-BACKED SECURITIES (cost $3,399,023)						3,767,927

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.3%
Bank of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa		5.309%	10/10/45	420	386,917
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3(e)	Aaa		5.896%	09/11/38	800	691,688
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA	(d)	5.330%	01/12/45	370	346,521
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2	AAA	(d)	5.588%	09/11/42	800	727,871
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A2	AAA	(d)	5.690%	06/10/46	800	753,076
Credit Suisse Mortgage Capital Certification, Series 2007-C1, Class A2	Aaa		5.268%	02/15/40	500	429,580
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa		5.381%	03/10/39	900	845,027
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2(e)	Aaa		5.778%	08/10/45	900	834,921
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa		5.491%	12/12/44	350	307,579
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2(e)	Aaa		6.051%	04/15/45	800	768,871
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A2	Aaa		5.134%	05/15/47	1,000	827,595
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A2	Aaa		5.629%	02/12/51	800	742,074
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa		5.532%	03/15/32	900	865,825
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa		5.262%	09/15/39	850	812,921
Morgan Stanley Capital, Inc., Series 2006-HQ10, Class A2	Aaa		5.283%	11/12/41	465	442,042
Morgan Stanley Capital, Inc., Series 2007-HQ11, Class A2	Aaa		5.359%	02/12/44	400	365,277
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A3(e)	Aaa		5.460%	12/15/44	800	719,544
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2(e)	Aaa		5.684%	05/15/43	987	971,028
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A2	Aaa		5.935%	06/15/45	450	421,322
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A2	Aaa		5.624%	07/15/45	400	373,894
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa		5.275%	11/15/48	540	500,744
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2(e)	Aaa		6.055%	02/15/51	800	729,516

TOTAL COMMERCIAL MORTGAGED-BACKED SECURITIES (cost $12,625,576)						13,863,833

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS — 27.8%
Aerospace/Defense — 0.2%
Boeing Co., Sr. Unsec’d. Notes	A2	6.000%	03/15/19	$300	$327,128

Banking — 22.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	185	191,980
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.375%	05/15/14	400	413,206
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	255	252,902
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.500%	02/15/19	275	294,462
JPMorgan Chase & Co., Series 3, FDIC Gtd. Notes	Aaa	0.854%	12/26/12	13,610	13,746,114
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	275	276,602
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	375	374,021
PNC Funding Corp., FDIC Gtd. Notes	Aaa	1.420%	04/01/12	26,800	27,033,695
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	425	423,910

					43,006,892

Capital Goods — 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	355	375,957

Consumer — 0.4%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	300	305,853
Procter & Gamble Co., Sr. Unsec’d. Notes	Aa3	4.600%	01/15/14	425	446,965

					752,818

Electric — 0.1%
Progress Energy Carolinas, Inc., First Mtge.	A2	5.300%	01/15/19	125	130,499

Energy - Integrated — 0.3%
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	75	81,943
Marathon Oil Corp., Sr. Unsec’d. Notes	Baa1	7.500%	02/15/19	250	272,863
StatoilHydro ASA (Norway), Sr. Unsec’d. Notes	Aa2	5.250%	04/15/19	160	164,659

					519,465

Energy - Other — 0.3%
EnCana Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.500%	05/15/19	105	112,561
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	9.375%	03/15/19	340	387,265

					499,826

Foods — 0.9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	225	246,073
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125%	01/15/19	125	127,405
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	450	455,082
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	02/15/19	525	548,710
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	301,612

					1,678,882

Healthcare & Pharmaceutical — 0.4%
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	250	255,772
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	6.200%	03/15/19	250	273,406
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	275	293,227

					822,405

Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.500%	09/15/18	290	290,508
MetLife, Inc., Notes	A2	7.717%	02/15/19	290	310,195

					600,703

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Non-Corporate Foreign Agency — 0.5%
Commonwealth Bank of Australia (Australia), Gov’t. Liquid Gtd., 144A	Aaa	3.625%	06/25/14	$965	$971,413

Pipelines & Other — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	170	198,534

Retailers — 0.5%
CVS Caremark Corp., Notes	Baa2	6.600%	03/15/19	315	336,579
Walgreen Co., Sr. Unsec’d. Notes	A2	5.250%	01/15/19	210	218,457
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	415	403,896

					958,932

Technology — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	4.950%	02/15/19	250	249,988

Telecommunications — 0.6%
AT&T., Inc., Sr. Unsec’d. Notes	A2	5.800%	02/15/19	500	507,653
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	290	293,972
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	255	265,274

					1,066,899

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	275	308,801

TOTAL CORPORATE BONDS (cost $51,601,044)					52,469,142

MUNICIPAL BOND — 0.2%
California
State of California, Taxable G.O., Var. Purp. 3 (cost $377,318)	A2	5.450%	04/01/15	375	367,331

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION — 2.3%
Federal National Mortgage Assoc. (cost $4,121,743)		5.500%	02/01/34-11/01/37	4,119	4,268,269

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bonds		3.125%	05/15/19	430	415,892
U.S. Treasury Bonds		8.750%	05/15/20	80	114,350
U.S. Treasury Inflation Index Bonds		1.625%	01/15/15	6	5,557
U.S. Treasury Inflation Index Bonds		1.875%	07/15/13	743	762,034
U.S. Treasury Notes		1.875%	06/15/12	2,290	2,306,648
U.S. Treasury Notes		2.625%	06/30/14	740	742,316
U.S. Treasury Notes		3.250%	06/30/16	1,405	1,410,049
U.S. Treasury Strips(b)		4.130%	11/15/19	2,950	1,938,003
U.S. Treasury Strips(b)		4.260%	05/15/20	130	82,225
U.S. Treasury Strips(b)		4.410%	05/15/21	5,900	3,514,719
U.S. Treasury Strips(b)(c)(f)		4.550%	11/15/18	10,850	7,573,452
U.S. Treasury Strips(b)		5.310%	05/15/20	2,800	1,765,719

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,108,009)					20,630,964

TOTAL LONG-TERM INVESTMENTS (cost $91,232,713)					95,367,466

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)

SHORT-TERM INVESTMENT — 45.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund– Taxable Money Market Series(a) (cost $84,819,316; Note 4)	84,819,316	$84,819,316

TOTAL INVESTMENTS — 95.6% (cost $176,052,029)		180,186,782
Other assets in excess of liabilities(g) — 4.4%		8,211,824

NET ASSETS — 100.0%		$188,398,606

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

FDIC	Federal Deposit Insurance Corporation

G.O.	General Obligation

MTN	Medium Term Note

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates a variable rate security.

(f)	Security segregated as collateral for swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(g)	Other assets in excess of liabilities include unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
38	90 Days Eurodollar	Sept. 09	$9,436,939	$9,436,350	$(589)
18	5 Year U.S. Treasury Notes	Sept. 09	2,035,207	2,064,938	29,731

					29,142

Short Positions:
17	10 Year U.S. Treasury Notes	Sept. 09	2,013,179	1,976,516	36,663
53	2 Year U.S. Treasury Notes	Sept. 09	11,469,015	11,459,594	9,421
15	U.S. Long Bonds	Sept. 09	1,824,912	1,775,390	49,522

					95,606

					$124,748

Interest rate swap agreements outstanding at June 30, 2009:

	Termination	Notional Amount	Fixed	Floating	Fair	Upfront Premiums Paid/	Unrealized Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	(Received)	(Depreciation)
Morgan Stanley Capital Services, Inc.(b)	6/17/11	$2,250	1.670%	3 month LIBOR	$(7,999)	$—	$(7,999)
JPMorgan Chase Bank(b)	12/10/11	1,000	2.335%	3 month LIBOR	(13,144)	—	(13,144)
JPMorgan Chase Bank(b)	10/27/13	11,760	3.535%	3 month LIBOR	(430,217)	—	(430,217)
Morgan Stanley Capital Services, Inc.(a)	6/17/14	2,000	3.190%	3 month LIBOR	23,383	—	23,383
Morgan Stanley Capital Services, Inc.(a)	6/23/14	965	3.247%	3 month LIBOR	(13,316)	—	(13,316)
Citibank, NA(a)	12/31/18	4,855	4.313%	3 month LIBOR	319,070	—	319,070
Deutsche Bank AG (a)	12/31/18	4,997	4.383%	3 month LIBOR	421,302	—	421,302
JPMorgan Chase Bank(a)	12/31/18	26,200	4.097%	3 month LIBOR	1,044,596	—	1,044,596
JPMorgan Chase Bank(a)	12/31/18	7,210	4.197%	3 month LIBOR	378,897	—	378,897
JPMorgan Chase Bank(a)	12/31/18	2,550	4.205%	3 month LIBOR	131,456	—	131,456
JPMorgan Chase Bank(a)	12/31/18	6,501	4.361%	3 month LIBOR	464,545	—	464,545
JPMorgan Chase Bank(a)	12/31/18	3,701	4.366%	3 month LIBOR	253,044	—	253,044
JPMorgan Chase Bank(a)	12/31/18	1,510	4.590%	3 month LIBOR	147,781	—	147,781
JPMorgan Chase Bank(a)	12/31/18	839	4.636%	3 month LIBOR	86,552	—	86,552
JPMorgan Chase Bank(a)	12/31/18	2,654	4.740%	3 month LIBOR	312,172	—	312,172
JPMorgan Chase Bank(a)	12/31/18	3,200	4.826%	3 month LIBOR	403,329	—	403,329
Merrill Lynch Capital Services, Inc.(a)	12/31/18	1,600	3.015%	3 month LIBOR	(105,685)	—	(105,685)
Merrill Lynch Capital Services, Inc.(a)	12/31/18	5,600	3.029%	3 month LIBOR	(359,908)	—	(359,908)
Merrill Lynch Capital Services, Inc.(a)	12/31/18	31,600	3.029%	3 month LIBOR	(2,076,798)	—	(2,076,798)
Merrill Lynch Capital Services, Inc.(a)	12/31/18	4,800	3.031%	3 month LIBOR	(307,512)	—	(307,512)
Merrill Lynch Capital Services, Inc.(a)	12/31/18	8,100	3.336%	3 month LIBOR	(306,699)	—	(306,699)
Merrill Lynch Capital Services, Inc.(a)	12/31/18	1,000	3.393%	3 month LIBOR	(32,035)	—	(32,035)
Merrill Lynch Capital Services, Inc.(a)	12/31/18	8,100	4.049%	3 month LIBOR	174,634	—	174,634
Merrill Lynch Capital Services, Inc.(a)	12/31/18	21,000	4.206%	3 month LIBOR	1,123,232	—	1,123,232
Merrill Lynch Capital Services, Inc.(a)	12/31/18	11,680	4.212%	3 month LIBOR	626,017	—	626,017
Merrill Lynch Capital Services, Inc.(a)	12/31/18	2,500	4.225%	3 month LIBOR	96,102	—	96,102
Merrill Lynch Capital Services, Inc.(a)	12/31/18	10,500	4.249%	3 month LIBOR	590,425	—	590,425
Merrill Lynch Capital Services, Inc.(a)	12/31/18	29,000	4.458%	3 month LIBOR	2,319,989	—	2,319,989
Merrill Lynch Capital Services, Inc.(a)	12/31/18	6,950	4.599%	3 month LIBOR	668,312	—	668,312
Morgan Stanley Capital Services, Inc.(a)	12/31/18	14,600	2.556%	3 month LIBOR	(1,558,194)	—	(1,558,194)
Morgan Stanley Capital Services, Inc.(a)	12/31/18	1,000	2.936%	3 month LIBOR	(75,656)	—	(75,656)
Morgan Stanley Capital Services, Inc.(a)	12/31/18	3,500	2.998%	3 month LIBOR	(239,751)	—	(239,751)
Morgan Stanley Capital Services, Inc.(a)	12/31/18	7,100	3.060%	3 month LIBOR	(445,023)	—	(445,023)
Morgan Stanley Capital Services, Inc.(a)	12/31/18	2,300	3.070%	3 month LIBOR	(140,434)	—	(140,434)

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation Depreciation)
Morgan Stanley Capital Services, Inc.(a)	12/31/18	$2,800	3.107%	3 month LIBOR	$(169,608)	$—	$(169,608)
Morgan Stanley Capital Services, Inc.(a)	12/31/18	1,900	3.127%	3 month LIBOR	(106,511)	—	(106,511)
Morgan Stanley Capital Services, Inc.(a)	12/31/18	6,100	3.256%	3 month LIBOR	(273,579)	—	(273,579)
Morgan Stanley Capital Services, Inc.(a)	12/31/18	2,000	3.261%	3 month LIBOR	(89,979)	—	(89,979)
Morgan Stanley Capital Services, Inc.(a)	12/31/18	14,700	4.024%	3 month LIBOR	284,367	—	284,367
Morgan Stanley Capital Services, Inc.(a)	12/31/18	4,000	4.285%	3 month LIBOR	177,200	—	177,200
Morgan Stanley Capital Services, Inc.(a)	12/31/18	2,700	4.287%	3 month LIBOR	120,249	—	120,249
Morgan Stanley Capital Services, Inc.(a)	12/31/18	7,700	4.295%	3 month LIBOR	348,961	—	348,961
Morgan Stanley Capital Services, Inc.(a)	12/31/18	1,000	4.399%	3 month LIBOR	55,435	—	55,435
JPMorgan Chase Bank(b)	12/31/18	16,700	2.228%	3 month LIBOR	2,256,683	—	2,256,683
JPMorgan Chase Bank(b)	12/31/18	2,501	2.353%	3 month LIBOR	310,954	—	310,954
JPMorgan Chase Bank(b)	12/31/18	6,478	3.372%	3 month LIBOR	191,975	—	191,975
JPMorgan Chase Bank(b)	12/31/18	10,001	4.114%	3 month LIBOR	(437,523)	—	(437,523)
JPMorgan Chase Bank(b)	12/31/18	4,541	4.619%	3 month LIBOR	(437,065)	—	(437,065)
Merrill Lynch Capital Services, Inc.(b)	12/31/18	2,000	2.778%	3 month LIBOR	173,884	—	173,884
Merrill Lynch Capital Services, Inc.(b)	12/31/18	1,000	2.907%	3 month LIBOR	75,243	—	75,243
Merrill Lynch Capital Services, Inc.(b)	12/31/18	1,800	3.160%	3 month LIBOR	95,125	—	95,125
Merrill Lynch Capital Services, Inc.(b)	12/31/18	7,400	3.164%	3 month LIBOR	398,094	—	398,094
Merrill Lynch Capital Services, Inc.(b)	12/31/18	4,600	4.053%	3 month LIBOR	(101,067)	—	(101,067)
Morgan Stanley Capital Services, Inc.(b)	12/31/18	16,000	2.871%	3 month LIBOR	1,296,975	—	1,296,975
Morgan Stanley Capital Services, Inc.(b)	12/31/18	3,300	3.003%	3 month LIBOR	230,688	—	230,688
Morgan Stanley Capital Services, Inc.(b)	12/31/18	1,400	3.011%	3 month LIBOR	96,524	—	96,524
Morgan Stanley Capital Services, Inc.(b)	12/31/18	1,000	3.098%	3 month LIBOR	61,421	—	61,421
Morgan Stanley Capital Services, Inc.(b)	12/31/18	5,000	3.117%	3 month LIBOR	293,164	—	293,164
Morgan Stanley Capital Services, Inc.(b)	12/31/18	3,000	3.126%	3 month LIBOR	173,014	—	173,014
Morgan Stanley Capital Services, Inc.(b)	12/31/18	1,000	3.333%	3 month LIBOR	44,790	—	44,790
Morgan Stanley Capital Services, Inc.(b)	12/31/18	2,000	3.357%	3 month LIBOR	77,419	—	77,419
Morgan Stanley Capital Services, Inc.(b)	12/31/18	1,000	3.387%	3 month LIBOR	40,014	—	40,014
Morgan Stanley Capital Services, Inc.(b)	12/31/18	1,200	3.406%	3 month LIBOR	45,829	—	45,829
Morgan Stanley Capital Services, Inc.(b)	12/31/18	1,200	3.451%	3 month LIBOR	41,018	—	41,018
Morgan Stanley Capital Services, Inc.(b)	12/31/18	800	3.536%	3 month LIBOR	21,143	—	21,143
Morgan Stanley Capital Services, Inc.(b)	12/31/18	1,300	3.745%	3 month LIBOR	8,871	—	8,871
Morgan Stanley Capital Services, Inc.(b)	12/31/18	1,400	3.986%	3 month LIBOR	(21,634)	—	(21,634)
Morgan Stanley Capital Services, Inc.(b)	12/31/18	620	4.036%	3 month LIBOR	(12,616)	—	(12,616)
Morgan Stanley Capital Services, Inc.(b)	12/31/18	3,200	4.059%	3 month LIBOR	(72,031)	—	(72,031)
Morgan Stanley Capital Services, Inc.(b)	12/31/18	10,000	4.109%	3 month LIBOR	(273,171)	—	(273,171)
Morgan Stanley Capital Services, Inc.(b)	12/31/18	3,000	4.155%	3 month LIBOR	(95,056)	—	(95,056)
Morgan Stanley Capital Services, Inc.(b)	6/17/19	550	4.030%	3 month LIBOR	(13,644)	—	(13,644)
Deutsche Bank AG(b)	11/15/19	1,660	4.546%	3 month LIBOR	(145,544)	—	(145,544)
Deutsche Bank AG(b)	5/15/20	1,578	4.246%	3 month LIBOR	(78,809)	—	(78,809)
Deutsche Bank AG(b)	5/15/21	1,548	4.419%	3 month LIBOR	(102,168)	—	(102,168)
Deutsche Bank AG(b)	5/15/21	1,543	4.446%	3 month LIBOR	(107,302)	—	(107,302)

					$7,854,200	$—	$7,854,200

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$3,767,927	$—
Commercial Mortgage-Backed Securities	—	13,863,833	—
Corporate Bonds	—	52,469,142	—
Municipal Bond	—	367,331	—
U.S. Government Mortgage-Backed Obligation	—	4,268,269	—
U.S. Treasury Obligations	—	20,630,964	—
Affiliated Money Market Mutual Fund	84,819,316	—	—

	$84,819,316	$95,367,466	$—
Other Financial Instruments*	124,748	7,854,200	—

Total	$84,944,064	$103,221,666	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of 12/31/08	$22,173,930
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(22,173,930)

Balance as of 6/30/09	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund	45.0%
Banking	22.8
U.S. Treasury Obligations	11.0
Commercial Mortgage-Backed Securities	7.3
U.S. Government Mortgage-Backed Obligation	2.3
Asset-Backed Securities	2.0
Food	0.9
Telecommunications	0.6
Non-Corporate Foreign Agency	0.5
Retailers	0.5
Consumer	0.4
Health Care & Pharmaceutical	0.4
Energy – Integrated	0.3
Energy – Others	0.3
Insurance	0.3
Aerospace/Defense	0.2
Capital Goods	0.2
Municipal Bond	0.2
Electric	0.1
Pipelines & Other	0.1
Technology	0.1
Tobacco	0.1

95.6
Other assets in excess of liabilities	4.4

Net Assets	100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2018 (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$125,337	*	Due from broker — variation margin	$589	*
Interest rate contracts	Unrealized appreciation on swap agreements	16,503,878		Unrealized depreciation on swap agreements	8,649,678

Total		$16,629,215			$8,650,267

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Written Options	Total

Interest rate contracts	$823,487	$(33,270)	$(509)	$804	$790,512

Derivatives not designated as hedging instruments, carried at fair value	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Swaps	Total
Interest rate contracts	$174,680	$(13,569,555)	$(13,394,875)

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2018 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $91,232,713)	$95,367,466
Affiliated investments (cost $84,819,316)	84,819,316
Unrealized appreciation on swap agreements	16,503,878
Receivable for investments sold	3,111,607
Dividends and interest receivable	397,083
Due from broker-variation margin	2,205
Prepaid expenses	11

Total Assets	200,201,566

LIABILITIES:
Unrealized depreciation on swap agreements	8,649,678
Payable for investments purchased	2,967,281
Advisory fees payable	100,769
Accrued expenses and other liabilities	37,184
Payable for fund share repurchased	24,126
Shareholder servicing fees payable	15,706
Payable to custodian	7,318
Affiliated transfer agent fee payable	898

Total Liabilities	11,802,960

NET ASSETS	$188,398,606

Net assets were comprised of:
Paid-in capital	$172,659,438
Retained earnings	15,739,168

Net assets, June 30, 2009	$188,398,606

Net asset value and redemption price per share, $188,398,606 / 17,165,049 outstanding shares of beneficial interest	$10.98

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest income	$1,149,032
Affiliated dividend income	332,610

1,481,642

EXPENSES
Advisory fees	620,144
Shareholder servicing fees and expenses	96,681
Custodian and accounting fees	27,000
Audit fee	12,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	8,000
Shareholders’ reports	6,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Miscellaneous	5,173

Total expenses	781,998

NET INVESTMENT INCOME	699,644

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	2,213,350
Futures transactions	823,487
Options written transactions	804
Short sale transactions	(116,875)
Swap agreement transactions	(33,270)

2,887,496

Net change in unrealized appreciation (depreciation) on:
Investments	(3,177,542)
Futures	174,680
Short sale	53,127
Swap agreements	(13,569,555)

(16,519,290)

NET LOSS ON INVESTMENTS	(13,631,794)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,932,150)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2009	January 28, 2008* through December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$699,644	$519,656
Net realized gain on investment transactions	2,887,496	5,320,416
Net change in unrealized appreciation (depreciation) on investments	(16,519,290)	28,632,991

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,932,150)	34,473,063

DISTRIBUTIONS	(5,801,745)	—

FUND SHARE TRANSACTIONS:
Fund share sold [12,488,460 and 25,622,522 shares, respectively]	144,485,489	262,886,758
Fund shares issued in reinvestment of distributions [546,819 and 0 shares, respectively]	5,801,745	—
Fund share repurchased [9,465,834 and 12,026,918 shares, respectively]	(109,467,368)	(131,047,186)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	40,819,866	131,839,572

TOTAL INCREASE IN NET ASSETS	22,085,971	166,312,635
NET ASSETS:
Beginning of period	166,312,635	—

End of period	$188,398,606	$166,312,635

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 52.0%
ASSET-BACKED SECURITIES — 3.1%
Bank of America Credit Card Trust, Ser. 2006-A15, Class A15(e)	Aaa	0.319%	04/15/14	$1,000	$966,668
Chase Issuance Trust, Ser. 2005-A11, Class A(e)	Aaa	0.389%	12/15/14	1,000	955,909
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(e)	Aaa	0.390%	04/24/14	1,000	963,560
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(e)	Aaa	0.689%	12/15/18	1,000	881,790

TOTAL ASSET-BACKED SECURITIES (cost $3,399,023)					3,767,927

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.5%
Bank of America Commercial Mortage, Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	280	257,945
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2006-PW12, Class A3(e)	Aaa	5.896%	09/11/38	500	432,305
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2007-T26, Class A2	AAA(d)	5.330%	01/12/45	275	257,550
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 2007-T28, Class A2	AAA(d)	5.588%	09/11/42	500	454,919
Commercial Mortgage Pass Through Certificates, Ser. 2006-C7, Class A2	AAA(d)	5.690%	06/10/46	500	470,673
Credit Suisse Mortgage Capital Certification, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	235	201,903
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	500	469,459
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(e)	Aaa	5.778%	08/10/45	400	371,076
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(e)	Aaa	5.491%	12/12/44	350	307,579
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A2	Aaa	5.629%	02/12/51	500	463,797
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(e)	Aaa	6.051%	04/15/45	600	576,653
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	750	620,696
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	550	529,116
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	400	382,551
Morgan Stanley Capital, Inc., Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	325	308,954
Morgan Stanley Capital, Inc., Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	300	273,958
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(e)	Aaa	5.460%	12/15/44	600	539,658
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(e)	Aaa	5.684%	05/15/43	592	582,617
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C26, Class A2	Aaa	5.935%	06/15/45	300	280,881
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	300	280,420
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	450	417,286
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(e)	Aaa	6.055%	02/15/51	500	455,947

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,089,884)					8,935,943

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS — 29.3%
Aerospace/Defense — 0.2%
Boeing Co., Sr. Unsec’d. Notes	A2	6.000%	03/15/19	$225	$245,346

Banking — 24.0%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	120	124,527
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.375%	05/15/14	250	258,254
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	165	163,642
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.500%	02/15/19	190	203,447
JPMorgan Chase & Co., Ser. 3, FDIC Gtd. Notes(e)	Aaa	0.854%	12/26/12	8,750	8,837,509
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	175	176,019
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	245	244,360
PNC Funding Corp., FDIC Gtd. Notes(e)	Aaa	1.420%	04/01/12	18,400	18,560,448
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	275	274,295

					28,842,501

Capital Goods — 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	245	259,463

Consumer — 0.4%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	200	203,902
Procter & Gamble Co., Sr. Unsec’d. Notes	Aa3	4.600%	01/15/14	300	315,505

					519,407

Electric — 0.1%
Progress Energy Carolinas, Inc., First Mtge.	A2	5.300%	01/15/19	100	104,399

Energy – Integrated — 0.3%
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	50	54,629
Marathon Oil Corp., Sr. Unsec’d. Notes	Baa1	7.500%	02/15/19	160	174,632
StatoilHydro ASA (Norway), Sr. Unsec’d. Notes	Aa2	5.250%	04/15/19	100	102,912

					332,173

Energy – Other — 0.3%
EnCana Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.500%	05/15/19	70	75,040
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	9.375%	03/15/19	260	296,144

					371,184

Foods — 1.0%
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	175	191,390
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125%	01/15/19	90	91,731
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	300	303,389
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	02/15/19	350	365,806
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	219,354

					1,171,670

Health Care & Pharmaceutical — 0.5%
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	165	168,809
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	6.200%	03/15/19	180	196,852
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	180	191,931

					557,592

Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.500%	09/15/18	190	190,333
MetLife, Inc., Notes	A2	7.717%	02/15/19	190	203,231

					393,564

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Non-Corporate Foreign Agency — 0.5%
Commonwealth Bank of Australia (Australia), Gov’t Liquid Gtd., 144A	Aaa	3.625%	06/25/14	$635	$639,221

Pipelines & Other — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	125	145,981

Retailers — 0.6%
CVS Caremark Corp., Notes	Baa2	6.600%	03/15/19	235	251,098
Walgreen Co., Sr. Unsec’d. Notes	A2	5.250%	01/15/19	155	161,242
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	305	296,840

					709,180

Technology — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	4.950%	02/15/19	165	164,992

Telecommunications — 0.5%
AT&T., Inc., Sr. Unsec’d. Notes	A2	5.800%	02/15/19	350	355,358
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	180	182,465

					537,823

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	185	207,739

TOTAL CORPORATE BONDS (cost $34,614,439)					35,202,235

MUNICIPAL BOND — 0.2%
California
State of California G.O., Taxable Var. Purp. 3 (cost $251,545)	A2	5.450%	04/01/15	250	244,888

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 2.2%
Federal National Mortgage Association (cost $2,562,085)		5.500%	02/01/34-06/01/37	2,566	2,659,642

U.S. TREASURY OBLIGATIONS — 9.7%
United States Treasury Bonds		3.125%	05/15/19	735	710,885
United States Treasury Bonds		8.750%	05/15/20	60	85,763
United States Treasury Inflation Index Bonds		1.625%	01/15/15	6	5,557
United States Treasury Inflation Index Bonds		1.875%	07/15/13	563	577,479
United States Treasury Notes		1.875%	06/15/12	1,945	1,959,140
United States Treasury Notes		2.625%	06/30/14	465	466,455
United States Treasury Notes		3.250%	06/30/16	1,180	1,184,241
United States Treasury Strip(b)(c)		4.130%	11/15/19	3,140	2,062,822
United States Treasury Strip(b)		4.260%	05/15/20	100	63,250
United States Treasury Strip(b)		4.410%	05/15/21	3,400	2,025,431
United States Treasury Strip(b)		4.440%	02/15/21	2,400	1,447,865
United States Treasury Strip(b)		5.310%	05/15/20	1,700	1,072,044

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,175,271)					11,660,932

TOTAL LONG-TERM INVESTMENTS (cost $60,092,247)					62,471,567

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 44.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series(a) (cost $52,959,813; Note 4)	52,959,813	$52,959,813

TOTAL INVESTMENTS — 96.1% (cost $113,052,060)		115,431,380
Other assets in excess of liabilities(f) — 3.9%		4,633,347

NET ASSETS — 100.0%		$120,064,727

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

FDIC	Federal Deposit Insurance Corporation

G.O.	General Obligation

MTN	Medium Term Note

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates a variable rate security.

(f)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on futures contracts and interest rate swaps as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
6	U.S. Treasury 5 Yr. Note	Sept. 09	$678,402	$688,312	$9,910
24	90 Days EuroDollar	Sept. 09	5,960,172	5,959,800	(372)

					9,538

Short Positions:
43	U.S. Treasury 2 Yr. Note	Sept. 09	9,320,642	9,297,406	23,236
37	U.S. Treasury 10 Yr. Note	Sept. 09	4,402,184	4,301,828	100,356
2	U.S. Long Bond	Sept. 09	243,322	236,719	6,603

					130,195

					$139,733

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(a)	12/31/2019	$4,995	4.47589%	3 month LIBOR	$459,533	$—	$459,533
Deutsche Bank AG(b)	11/15/2019	957	4.54574%	3 month LIBOR	(83,873)	—	(83,873)
Deutsche Bank AG(b)	5/15/2020	957	4.24636%	3 month LIBOR	(47,777)	—	(47,777)
Deutsche Bank AG(b)	5/15/2021	889	4.44614%	3 month LIBOR	(61,835)	—	(61,835)
Deutsche Bank AG(b)	5/15/2021	892	4.41939%	3 month LIBOR	(58,877)	—	(58,877)
JP Morgan Chase Bank(a)	12/31/2019	934	4.69041%	3 month LIBOR	101,114	—	101,114
JP Morgan Chase Bank(a)	12/31/2019	1,780	4.65544%	3 month LIBOR	184,418	—	184,418
JP Morgan Chase Bank(a)	12/31/2019	2,159	4.79535%	3 month LIBOR	267,933	—	267,933
JP Morgan Chase Bank(a)	12/31/2019	2,200	4.38316%	3 month LIBOR	144,828	—	144,828
JP Morgan Chase Bank(a)	12/31/2019	3,700	4.88624%	3 month LIBOR	496,169	—	496,169
JP Morgan Chase Bank(a)	12/31/2019	3,995	4.70044%	3 month LIBOR	445,724	—	445,724
JP Morgan Chase Bank(a)	12/31/2019	5,220	4.25581%	3 month LIBOR	278,153	—	278,153
JP Morgan Chase Bank(a)	12/31/2019	5,376	4.80534%	3 month LIBOR	671,510	—	671,510
JP Morgan Chase Bank(a)	12/31/2019	7,050	4.42366%	3 month LIBOR	524,149	—	524,149
JP Morgan Chase Bank(a)	12/31/2019	8,000	4.61543%	3 month LIBOR	751,507	—	751,507
JP Morgan Chase Bank(a)	12/31/2019	10,600	4.13691%	3 month LIBOR	395,601	—	395,601
JP Morgan Chase Bank(b)	12/10/2011	700	2.33500%	3 month LIBOR	(9,200)	—	(9,200)
JP Morgan Chase Bank(b)	10/27/2013	8,140	3.53500%	3 month LIBOR	(297,786)	—	(297,786)
JP Morgan Chase Bank(b)	12/31/2019	2,701	4.14389%	3 month LIBOR	(108,570)	—	(108,570)
JP Morgan Chase Bank(b)	12/31/2019	4,100	2.26772%	3 month LIBOR	628,269	—	628,269
JP Morgan Chase Bank(b)	12/31/2019	7,300	4.67037%	3 month LIBOR	(734,774)	—	(734,774)
Merrill Lynch Capital Services(a)	12/31/2019	800	3.13160%	3 month LIBOR	(56,213)	—	(56,213)
Merrill Lynch Capital Services(a)	12/31/2019	1,200	3.45999%	3 month LIBOR	(46,214)	—	(46,214)
Merrill Lynch Capital Services(a)	12/31/2019	1,250	3.10750%	3 month LIBOR	(90,896)	—	(90,896)
Merrill Lynch Capital Services(a)	12/31/2019	2,500	3.39153%	3 month LIBOR	(115,190)	—	(115,190)
Merrill Lynch Capital Services(a)	12/31/2019	4,600	4.49979%	3 month LIBOR	374,521	—	374,521
Merrill Lynch Capital Services(a)	12/31/2019	10,500	4.26510%	3 month LIBOR	568,704	—	568,704
Merrill Lynch Capital Services(a)	12/31/2019	14,000	4.63476%	3 month LIBOR	1,383,571	—	1,383,571
Merrill Lynch Capital Services(a)	12/31/2019	22,200	3.11894%	3 month LIBOR	(1,622,352)	—	(1,622,352)
Merrill Lynch Capital Services(b)	12/31/2019	500	3.23718%	3 month LIBOR	30,114	—	30,114
Merrill Lynch Capital Services(b)	12/31/2019	1,300	3.22372%	3 month LIBOR	81,881	—	81,881
Merrill Lynch Capital Services, Inc.(a)	12/31/2019	2,200	4.31788%	3 month LIBOR	93,409	—	93,409
Merrill Lynch Capital Services, Inc.(a)	12/31/2019	3,000	4.15913%	3 month LIBOR	76,838	—	76,838
Merrill Lynch Capital Services, Inc.(b)	12/31/2019	300	4.15901%	3 month LIBOR	(7,669)	—	(7,669)
Morgan Stanley Capital Services(a)	6/17/2014	1,000	3.19000%	3 month LIBOR	11,692	—	11,692
Morgan Stanley Capital Services(a)	6/23/2014	635	3.24709%	3 month LIBOR	(8,762)	—	(8,762)
Morgan Stanley Capital Services(a)	12/31/2019	875	4.12176%	3 month LIBOR	18,909	—	18,909
Morgan Stanley Capital Services(a)	12/31/2019	1,400	3.19870%	3 month LIBOR	(90,165)	—	(90,165)
Morgan Stanley Capital Services(a)	12/31/2019	1,400	3.12140%	3 month LIBOR	(102,032)	—	(102,032)
Morgan Stanley Capital Services(a)	12/31/2019	1,500	4.49392%	3 month LIBOR	92,359	—	92,359
Morgan Stanley Capital Services(a)	12/31/2019	1,600	4.38474%	3 month LIBOR	79,584	—	79,584
Morgan Stanley Capital Services(a)	12/31/2019	2,000	3.41915%	3 month LIBOR	(85,862)	—	(85,862)
Morgan Stanley Capital Services(a)	12/31/2019	2,200	3.32658%	3 month LIBOR	(116,118)	—	(116,118)
Morgan Stanley Capital Services(a)	12/31/2019	2,200	4.38939%	3 month LIBOR	110,522	—	110,522
Morgan Stanley Capital Services(a)	12/31/2019	2,500	3.03155%	3 month LIBOR	(208,162)	—	(208,162)
Morgan Stanley Capital Services(a)	12/31/2019	2,900	3.14324%	3 month LIBOR	(202,454)	—	(202,454)
Morgan Stanley Capital Services(a)	12/31/2019	3,500	3.12346%	3 month LIBOR	(254,202)	—	(254,202)
Morgan Stanley Capital Services(a)	12/31/2019	4,600	2.63384%	3 month LIBOR	(547,075)	—	(547,075)
Morgan Stanley Capital Services(a)	12/31/2019	4,800	3.32225%	3 month LIBOR	(252,633)	—	(252,633)
Morgan Stanley Capital Services(a)	12/31/2019	9,200	3.07188%	3 month LIBOR	(716,142)	—	(716,142)
Morgan Stanley Capital Services(a)	12/31/2019	10,100	3.35233%	3 month LIBOR	(499,810)	—	(499,810)
Morgan Stanley Capital Services(a)	12/31/2019	13,000	2.95873%	3 month LIBOR	1,169,128	—	1,169,128
Morgan Stanley Capital Services(b)	6/17/2011	1,200	1.67000%	3 month LIBOR	(4,266)	—	(4,266)
Morgan Stanley Capital Services(b)	6/17/2019	280	4.03000%	3 month LIBOR	(6,946)	—	(6,946)
Morgan Stanley Capital Services(b)	12/31/2019	600	3.43639%	3 month LIBOR	29,047	—	29,047
Morgan Stanley Capital Services(b)	12/31/2019	700	3.35452%	3 month LIBOR	39,516	—	39,516
Morgan Stanley Capital Services(b)	12/31/2019	900	3.83011%	3 month LIBOR	7,532	—	7,532

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services(b)	12/31/2019	$1,000	3.15727%	3 month LIBOR	$71,459	$—	$71,459
Morgan Stanley Capital Services(b)	12/31/2019	1,000	3.49557%	3 month LIBOR	42,569	—	42,569
Morgan Stanley Capital Services(b)	12/31/2019	1,000	3.55489%	3 month LIBOR	36,661	—	36,661
Morgan Stanley Capital Services(b)	12/31/2019	1,000	4.19063%	3 month LIBOR	(28,939)	—	(28,939)
Morgan Stanley Capital Services(b)	12/31/2019	1,300	3.19021%	3 month LIBOR	(88,845)	—	(88,845)
Morgan Stanley Capital Services(b)	12/31/2019	1,400	3.48965%	3 month LIBOR	60,490	—	60,490
Morgan Stanley Capital Services(b)	12/31/2019	1,500	3.10245%	3 month LIBOR	114,928	—	114,928
Morgan Stanley Capital Services(b)	12/31/2019	1,500	3.11025%	3 month LIBOR	113,942	—	113,942
Morgan Stanley Capital Services(b)	12/31/2019	1,950	3.19280%	3 month LIBOR	129,642	—	129,642
Morgan Stanley Capital Services(b)	12/31/2019	2,000	3.44886%	3 month LIBOR	86,204	—	86,204
Morgan Stanley Capital Services(b)	12/31/2019	2,200	3.09117%	3 month LIBOR	170,415	—	170,415
Morgan Stanley Capital Services(b)	12/31/2019	2,200	4.45871%	3 month LIBOR	(127,621)	—	(127,621)
Morgan Stanley Capital Services(b)	12/31/2019	2,500	4.26190%	3 month LIBOR	(91,246)	—	(91,246)
Morgan Stanley Capital Services(b)	12/31/2019	3,200	3.19251%	3 month LIBOR	216,840	—	216,840
Morgan Stanley Capital Services(b)	12/31/2019	6,900	4.22195%	3 month LIBOR	(222,790)	—	(222,790)
Morgan Stanley Capital Services(b)	12/31/2019	7,800	4.18857%	3 month LIBOR	226,040	—	226,040
Morgan Stanley Capital Services(b)	12/31/2019	9,000	3.17635%	3 month LIBOR	613,666	—	613,666

					$4,403,795	$—	$4,403,795

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$3,767,927	$—
Commercial Mortgage-Backed Securities	—	8,935,943	—
Corporate Bonds	—	35,202,235	—
Municipal Bond	—	244,888	—
U.S. Government Mortgage-Backed Obligations	—	2,659,642	—
U.S. Treasury Obligations	—	11,660,932	—
Affiliated Money Market Fund	52,959,813	—	—

	$52,959,813	$62,471,567	$—
Other Financial Instruments*	139,733	4,403,795	—

Total	$53,099,546	$66,875,362	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of 12/31/08	$17,570,733
Realized gain (loss)	— **
Change in unrealized appreciation (depreciation)	(1,404,325)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(16,166,408)

Balance as of 6/30/09	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $1,417,000.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund	44.1%
Banking	24.0
U.S. Treasury Obligations	9.7
Commercial Mortgage-Backed Securities	7.5
Asset-Backed Securities	3.1
U.S. Government Mortgage-Backed Obligations	2.2
Foods	1.0
Retailers	0.6
Health Care & Pharmaceutical	0.5
Non-Corporate Foreign Agency	0.5
Telecommunications	0.5
Consumer	0.4
Energy – Integrated	0.3
Energy – Other	0.3
Insurance	0.3
Aerospace/Defense	0.2
Capital Goods	0.2
Municipal Bond	0.2
Tobacco	0.2
Electric	0.1
Pipelines & Other	0.1
Technology	0.1

96.1
Other assets in excess of liabilities	3.9

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swap agreements	$11,399,091		Unrealized depreciation on swap agreements	$6,995,296
Interest rate contracts	Due from broker — variation margin	140,105	*	Due from broker — variation margin	372	*

Total		$11,539,196			$6,995,668

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows: (Unaudited)

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Written Options	Total
Interest rate contracts	$624,668	$1,858,044	$(327)	$517	$2,482,902

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$185,875	$(12,647,568)	$(12,461,693)

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2019 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $60,092,247)	$62,471,567
Affiliated investments (cost $52,959,813)	52,959,813
Unrealized appreciation on swap agreements	11,399,091
Receivable for investments sold	2,821,995
Dividends and interest receivable	269,668
Due from broker-variation margin	5,901

Total Assets	129,928,035

LIABILITIES:
Unrealized depreciation on swap agreements	6,995,296
Payable for investments purchased	2,680,731
Payable for fund share repurchased	66,528
Advisory fees payable	62,772
Accrued expenses and other liabilities	41,761
Shareholder servicing fees payable	9,783
Payable to custodian	5,539
Affiliated transfer agent fee payable	898

Total Liabilities	9,863,308

NET ASSETS	$120,064,727

Net assets were comprised of:
Paid-in capital	$107,312,275
Retained earnings	12,752,452

Net assets, June 30, 2009	$120,064,727

Net asset value and redemption price per share, $120,064,727 / 10,725,568 outstanding shares of beneficial interest	$11.19

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest income	$757,775
Affiliated dividend income	231,677

989,452

EXPENSES
Advisory fees	419,647
Shareholder servicing fees and expenses	65,427
Custodian and accounting fees	26,000
Audit fee	12,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Miscellaneous	4,018

Total expenses	548,092

NET INVESTMENT INCOME	441,360

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	2,976,023
Short sale transactions	(81,250)
Futures transactions	624,668
Written option transactions	517
Swap agreement transactions	1,858,044

5,378,002

Net change in unrealized appreciation (depreciation) on:
Investments	(3,520,377)
Short sales	31,877
Futures	185,875
Swap agreements	(12,647,568)

(15,950,193)

NET LOSS ON INVESTMENTS	(10,572,191)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,130,831)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	January 28, 2008* through December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$441,360	$352,466
Net realized gain on investment transactions	5,378,002	90,933
Net change in unrealized appreciation (depreciation) on investments	(15,950,193)	22,873,041

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,130,831)	23,316,440

DISTRIBUTIONS	(433,157)	—

FUND SHARE TRANSACTIONS:
Fund share sold [7,930,244 and 13,097,976 shares, respectively]	91,536,081	134,342,945
Fund share issued in reinvestment of distributions [40,182 and 0 shares, respectively]	433,157	—
Fund share repurchased [7,364,898 and 2,977,936 shares, respectively]	(85,940,434)	(33,059,474)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	6,028,804	101,283,471

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,535,184)	124,599,911
NET ASSETS:
Beginning of period	124,599,911	—

End of period	$120,064,727	$124,599,911

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 23.3%
CORPORATE BOND — 18.5%
Banking — 18.0%
Citigroup Funding, Inc., FDIC Gtd. Notes(d)	Aaa	1.3694%	04/30/12	$1,000	$1,012,379

Non-Corporate Foreign Agency — 0.5%
Commonwealth Bank of Australia (Australia), Gov’t Liquid Gtd., 144A	Aaa	3.625%	06/25/14	25	25,166

TOTAL CORPORATE BONDS (cost $1,024,949)					1,037,545

U.S. TREASURY OBLIGATIONS — 4.8%
United States Treasury Notes		3.250%	06/30/16	30	30,108
United States Treasury Strips(b)(c)		4.440%	02/15/21	225	135,737
United States Treasury Strips(b)		5.500%	11/15/20	170	103,955

TOTAL U.S. TREASURY OBLIGATIONS (cost $270,061)					269,800

TOTAL LONG-TERM INVESTMENTS (cost $1,295,010)					1,307,345

				Shares
SHORT-TERM INVESTMENT — 55.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series(a) (cost $3,123,886; Note 4)				3,123,886	3,123,886

TOTAL INVESTMENTS — 78.9% (cost $4,418,896)					4,431,231
Other assets in excess of liabilities(e) — 21.1%					1,186,380

NET ASSETS — 100.0%					$5,617,611

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

FDIC	Federal Deposit Insurance Corporation

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Security segregated as collateral for futures contracts.

(d)	Indicates a variable rate security.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(e)	Other assets in excess of liabilities include unrealized appreciation (depreciation) on interest rate swap agreements as follows:

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Barclay Bank, PLC(a)	12/31/20	$3,000	2.952%	3 month LIBOR	$(315,210)	$—	$(315,210)
Morgan Stanley Capital Services, Inc.(a)	6/17/14	750	3.190%	3 month LIBOR	8,769	—	8,769
Morgan Stanley Capital Services, Inc.(a)	6/23/14	25	3.247%	3 month LIBOR	(345)	—	(345)
Morgan Stanley Capital Services, Inc.(a)	12/31/20	500	3.387%	3 month LIBOR	(30,230)	—	(30,230)
Morgan Stanley Capital Services, Inc.(a)	12/31/20	1,870	3.404%	3 month LIBOR	(108,460)	—	(108,460)
Morgan Stanley Capital Services, Inc.(a)	12/31/20	700	3.479%	3 month LIBOR	(34,839)	—	(34,839)
Morgan Stanley Capital Services, Inc.(a)	12/31/20	350	4.132%	3 month LIBOR	6,275	—	6,275
Morgan Stanley Capital Services, Inc.(a)	12/31/20	150	4.152%	3 month LIBOR	2,832	—	2,832
Morgan Stanley Capital Services, Inc.(a)	12/31/20	720	4.206%	3 month LIBOR	17,655	—	17,655
Morgan Stanley Capital Services, Inc.(b)	6/17/11	950	1.670%	3 month LIBOR	(3,377)	—	(3,377)
Morgan Stanley Capital Services, Inc.(b)	6/17/19	210	4.030%	3 month LIBOR	(5,210)	—	(5,210)
Morgan Stanley Capital Services, Inc.(b)	12/31/20	1,200	3.240%	3 month LIBOR	92,088	—	92,088
Morgan Stanley Capital Services, Inc.(b)	12/31/20	400	3.267%	3 month LIBOR	29,516	—	29,516

					$(340,536)	$—	$(340,536)

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Corporate Bonds	$—	$1,037,545	$—
U.S. Treasury Obligations	—	269,800	—
Affiliated Money Market Mutual Fund	3,123,886	—	—

	$3,123,886	$1,307,345	$—
Other Financial Instruments*	—	(163)	(340,373)

Total	$3,123,886	$1,307,182	$(340,373)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of 1/2/09 (commencement of Portfolio)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(340,373)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$(340,373)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund	55.6%
Banking	18.0
U.S. Treasury Obligations	4.8
Non-Corporate Foreign Agency	0.5

78.9
Other assets in excess of liabilities	21.1

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swap agreements	$157,135	Unrealized depreciation on swap agreements	$497,671

The effects of derivative instruments on the Statement of Operations for the period January 2, 2009 (commencement of operations) through June 30, 2009 are as follows: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Swaps	Total	Futures	Swaps	Total
Interest rate contracts	$1,180	$190	$1,370	$—	$(340,536)	$(340,536)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2020 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investment, at value:
Affiliated investments (cost $3,123,886)	$3,123,886
Unaffiliated investments (cost $1,295,010)	1,307,345
Cash	1,363,739
Unrealized appreciation on swap agreements	157,135
Receivable for investments sold	207,527
Due from adviser	5,317
Dividends and interest receivable	2,688

Total Assets	6,167,637

LIABILITIES:
Unrealized depreciation on swap agreements	497,671
Payable for investments purchased	30,120
Accrued expenses and other liabilities	21,169
Affiliated transfer agent fee payable	600
Shareholder servicing fees payable	403
Payable for fund share repurchased	63

Total Liabilities	550,026

NET ASSETS	$5,617,611

Net assets were comprised of:
Paid-in capital	$6,062,880
Retained earnings	(445,269)

Net assets, June 30, 2009	$5,617,611

Net asset value and redemption price per share, $5,617,611 / 621,175 outstanding shares of beneficial interest	$9.04

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 2, 2009* through June 30, 2009

INVESTMENT INCOME
Affiliated dividend income	$10,315
Unaffiliated interest	10,224

20,539

EXPENSES
Advisory fees	15,763
Shareholder servicing fees and expenses	2,472
Custodian and accounting fees	19,000
Audit fee	10,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,700) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Miscellaneous	2,897

Total expenses	68,132
Less: advisory fee waiver and expense reimbursement	(43,554)

Net expenses	24,578

NET INVESTMENT LOSS	(4,039)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(114,399)
Futures transactions	1,180
Swaps agreement transactions	190

(113,029)

Net change in unrealized appreciation (depreciation) on:
Investments	12,335
Swap agreements	(340,536)

(328,201)

NET LOSS ON INVESTMENTS	(441,230)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(445,269)

*	Commencement of investment operations.

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 2, 2009* through June 30, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(4,039)
Net realized loss on investment transactions	(113,029)
Net change in unrealized appreciation (depreciation) on investments	(328,201)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(445,269)

FUND SHARE TRANSACTIONS:
Fund shares sold [917,771 shares]	8,880,963
Fund shares repurchased [296,596 shares]	(2,818,083)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	6,062,880

TOTAL INCREASE IN NET ASSETS	5,617,611
NET ASSETS:
Beginning of period	—

End of period	$5,617,611

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
LONG-TERM INVESTMENTS — 93.5%
ASSET-BACKED SECURITIES(c) — 0.2%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A	B2	0.384%		01/25/37		$314	$150,542
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2	Caa3	5.721%		01/25/37		2,600	956,731
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A	B3	5.891%		02/25/37		246	197,315

TOTAL ASSET-BACKED SECURITIES (cost $1,262,770)							1,304,588

BANK NOTES(c) — 4.0%
AES Corp., Term B	Ba+	8.85%		04/30/10		583	556,354
Allison Transmission, Inc., Term B	B(d)	3.07%		08/07/14		685	541,330
Allison Transmission, Inc., Term B	B(d)	3.08%		08/07/14		63	49,891
Calpine Corp.	B+(d)	3.48%		03/29/14		990	874,181
Chrysler Financial, Term B	Caa	4.32%		08/03/12		2,947	2,727,667
First Data Corp., Term B2	Ba-	3.06%		09/24/14		109	80,043
First Data Corp., Term B2	B+(d)	3.07%		09/24/14		943	692,961
First Data Corp., Term B3	B+(d)	3.07%		09/24/14		504	370,277
First Data Corp., Term B3	Ba-	3.07%		09/24/14		432	317,448
Ford Motor Co., Term B	Caa+	3.32%		11/29/13		2,772	1,998,869
Ford Motor Co., Term B	Caa+	4.14%		11/29/13		1,394	1,005,126
Local Insight, Term B(g)	Ba-	7.75%		04/23/15		721	406,642
Newsday LLC, Term A1	Ba+	9.75%		08/01/14		500	500,000
Nuveen Investments, Term B	Ba-	3.31%		11/02/14		65	50,135
Nuveen Investments, Term B	Ba-	3.31%		11/02/14		259	200,540
Nuveen Investments, Term B	Ba-	3.31%		11/02/14		162	125,337
Nuveen Investments, Term B	Ba-	3.31%		11/02/14		8	6,027
Roundy’s, Inc., Term B	Ba-	3.06%		10/27/11		774	734,330
Roundy’s, Inc., Term B	Ba-	3.08%		10/27/11		977	926,913
Sungard Data Systems, Inc., Term B	Ba-	6.00%		02/28/16		2,890	2,673,284
Texas Competitive Electric Holdings Co. LLC, Term B3	B+(d)	3.82%		10/10/14		74	52,925
Texas Competitive Electric Holdings Co. LLC, Term B3	B+(d)	7.00%		10/10/14		150	107,068
Thomson Learning, Term B	B+(d)	2.81%		06/27/14		2,063	1,727,398
Tribune Co., Term B(g)(i)	Ba	5.25%		06/04/14		1,457	435,154
Tribune Co., Term X(g)(i)	Ca	5.00%		12/30/09		82	27,559
TXU Corp., Term B3	B+(d)	3.81%		10/10/14		27	18,933
TXU Corp., Term B3	B+(d)	3.82%		10/10/14		6,165	4,393,550
TXU Corp., Term B3	B+(d)	3.98%		10/10/14		28	19,818
UPC Broadband Holdings, Term M (Netherlands)(g)	B+(d)	4.69%		12/31/16	EUR	1,094	1,158,850
UPC Broadband Holdings, Term M (Netherlands)(g)	B+(d)	4.94%		12/31/17	EUR	789	835,899
Wind Acquisitions Finance, Term B	B-(d)	8.36%		12/21/11		517	484,881
WM Wrigley Jr. Co., Term B	Ba+	6.50%		07/17/14		488	488,767

TOTAL BANK NOTES (cost $28,574,034)							24,588,157

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	B2	4.281	%(c)	10/25/35		538	290,696
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	Baa3	0.714	%(c)	05/25/35		329	209,759
Banc of America Funding Corp., Series 2006-A, Class 3A2	BB(d)	5.826	%(c)	02/20/36		894	414,446
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa1	4.735	%(c)	12/25/35		477	264,954
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	CCC(d)	5.648	%(c)	10/25/35		233	98,105

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1	B3	2.34	%(c)	12/25/35	$452	$199,662
Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A9	Caa1	6.00%		01/25/37	189	103,030
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5	Caa2	0.545	%(c)	05/20/46	425	162,020
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1	B1	0.634	%(c)	03/25/35	154	64,104
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	A1	0.634	%(c)	03/25/35	957	435,474
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	A1	0.604	%(c)	04/25/35	866	388,517
Deutsche ALT-A Securities, Inc./Alternate Loan Trust, Series 2005-6, Class 1A3	Caa1	5.50%		12/25/35	741	471,032
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A	Aa2	0.563	%(c)	03/19/45	90	40,243
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A	B3	0.553	%(c)	03/19/36	2,480	1,044,830
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2B	Ca	0.563	%(c)	01/19/38	429	77,860
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A	B3	0.523	%(c)	11/19/36	344	133,443
Indymac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2	B(d)	6.00%		07/25/37	1,900	712,121
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	CCC(d)	6.00%		08/25/37	257	165,615
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A97	CCC(d)	6.00%		08/25/37	942	701,427
MortgageIT Trust, Series 2005-1, Class 1A1	Aa1	0.634	%(c)	02/25/35	688	426,560
Prime Mortgage Trust, Series 2006-CL1, Class A1	B3	0.814	%(c)	02/25/35	76	43,053
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	Caa3	6.321	%(c)	02/25/36	1,730	933,791
Residential Accredit Loans, Inc., Series 2006-QO10, Class A1	Caa1	0.474	%(c)	01/25/37	2,054	826,536
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1	Baa1	0.624	%(c)	09/25/45	207	93,565
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	B2	0.574	%(c)	05/25/46	476	106,731
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2	CCC(d)	5.802	%(c)	10/25/36	600	338,662
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.575	%(c)	12/25/36	1,393	896,290
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A5	Aaa	4.722	%(c)	07/25/34	376	361,914

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $9,615,624)						10,004,440

CONVERTIBLE BONDS — 0.9%
Coal — 0.1%
Peabody Energy Corp., Jr. Sub. Debs	Ba3	4.75%		12/15/66	900	646,875

Diversified Financial Services
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 144A(g)(i)	NR	8.16%		05/30/24	15	159,535

Financial – Bank & Trust — 0.2%
US Bancorp, Sr. Unsec’d. Notes	Aa3	0.382	%(s)	12/11/35	1,500	1,421,250

Healthcare & Pharmaceuticals — 0.1%
Mylan, Inc., Gtd. Notes	B+(d)	1.25%		03/15/12	625	541,406

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (Continued)
Oil & Gas — 0.5%
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.25%		12/15/38		$3,725	$2,286,219
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.50%		05/15/37		150	106,125
Chesapeake Energy Corp., Gtd. Notes	BB(d)	2.50%		05/15/37		550	389,125

							2,781,469

Telecommunications
Nortel Networks Corp., Gtd. Notes (Canada)(i)	NR	2.125%		04/15/14		650	214,500

TOTAL CONVERTIBLE BONDS (cost $7,280,555)							5,765,035

CORPORATE BONDS — 85.3%
Advertising
R.H. Donnelley, Inc., Gtd. Notes, 144A(i)	D(d)	11.75%		05/15/15		300	138,000

Agriculture — 0.7%
Altria Group, Inc., Gtd. Notes	Baa1	9.95%		11/10/38		400	461,730
Reynolds American, Inc., Gtd. Notes	Baa3	7.25%		06/01/12		4,000	4,012,520

							4,474,250

Airlines — 1.1%
Continental Airlines, Inc., Pass-Through Certificates	Baa2	9.00%		07/08/16		6,775	6,775,000

Automotive — 1.9%
Allison Transmission, Inc., Gtd. Notes, 144A	Caa2	11.00%		11/01/15		1,700	1,343,000
ArvinMeritor, Inc., Gtd. Notes(a)	Caa2	8.125%		09/15/15		3,225	1,693,125
ArvinMeritor, Inc., Gtd. Notes(a)	Caa2	8.75%		03/01/12		625	395,313
Cooper-Standard Automotive, Inc., Gtd. Notes	Ca	7.00%		12/15/12		1,400	273,000
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	5.01	%(c)	12/01/09		575	569,250
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	8.625%		12/01/11		250	246,250
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	B1	9.00%		07/01/15		1,300	1,287,000
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes(a)	B1	10.50%		05/15/16		2,050	2,070,500
Tenneco, Inc., Sr. Sec’d. Notes(a)	B1	10.25%		07/15/13		1,325	1,255,437
TRW Automotive, Inc., Gtd. Notes, 144A(a)	Caa2	7.00%		03/15/14		3,360	2,419,200

							11,552,075

Business Services — 0.4%
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A(g)	Ba2	7.75%		12/15/25		2,805	2,244,000

Cable — 4.2%
Charter Communications Operating LLC, Sec’d. Notes, 144A(i)	B1	10.375%		04/30/14		1,750	1,675,625
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		04/01/11		2,175	2,153,250
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		07/15/18		2,875	2,662,969
CSC Holdings, Inc., Sr. Unsec’d. Notes(a)	Ba3	7.875%		02/15/18		2,490	2,331,262
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba3	8.50%		04/15/14		975	966,469
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.50%		06/15/15		2,275	2,235,187
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba3	8.625%		02/15/19		1,575	1,531,688
DISH DBS Corp., Gtd. Notes(a)	Ba3	6.375%		10/01/11		3,206	3,109,820
DISH DBS Corp., Gtd. Notes	Ba3	6.625%		10/01/14		2,000	1,845,000
DISH DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		3,750	3,562,500
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.125%		02/01/16		3,040	2,834,800
DISH DBS Corp., Gtd. Notes	Ba3	7.75%		05/31/15		990	942,975

							25,851,545

Chemicals — 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.55%		05/15/19		1,100	1,101,958
Ineos Group Holdings PLC, Gtd. Notes (United Kingdom), 144A(g)	Ca	7.875%		02/15/16	EUR	650	282,676

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	Ca	8.50%		02/15/16		$870	$269,700
Nalco Co., Gtd. Notes(a)	B2	8.875%		11/15/13		2,125	2,167,500
Nalco Co., Sr. Notes, 144A	Ba2	8.25%		05/15/17		350	351,750
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR	800	1,032,504

							5,206,088

Commercial Services — 0.3%
ARAMARK Corp., Gtd. Notes	B3	4.528	%(c)	02/01/15		1,100	893,750
ARAMARK Corp., Gtd. Notes	B3	8.50%		02/01/15		550	533,500
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18		500	463,750

							1,891,000

Computer Services & Software — 0.5%
First Data Corp., Gtd. Notes(a)	Caa1	9.875%		09/24/15		4,525	3,212,750

Containers & Packaging — 1.2%
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	8.875%		09/15/14		1,050	884,625
Berry Plastics Corp., Sr. Sec’d. Notes	B1	5.881	%(c)	02/15/15		1,025	904,563
Beverage Packaging Holdings Luxembourg II SA, Sr. Notes (Luxembourg)	B2	8.00%		12/15/16	EUR	75	90,484
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.75%		11/15/15		975	953,062
Crown Americas LLC/Crown Americas Capital Corp., Sr. Unsec’d. Notes, 144A	B1	7.625%		05/15/17		1,950	1,881,750
Norampac Industries, Inc., Gtd. Notes (Canada)	Ba3	6.75%		06/01/13		850	726,750
OI European Group BV, Gtd. Notes (Netherlands)	Ba3	6.875%		03/31/17	EUR	1,500	1,830,731

							7,271,965

Diversified — 0.1%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17		440	400,400

Diversified Financial Services — 14.5%
AES Ironwood LLC, Sr. Sec’d. Notes	B1	8.857%		11/30/25		145	125,581
AES Red Oak LLC, Sr. Sec’d. Notes	B1	8.54%		11/30/19		1,808	1,617,976
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes, 144A	BBB-(d)	3.95%		08/15/38		500	427,500
American Express Co., Sr. Unsec’d. Notes	A3	7.00%		03/19/18		1,325	1,286,625
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	1.708	%(c)	05/27/10		3,000	2,962,773
American General Finance Corp., Sr. Unsec’d. Notes	Baa2	8.45%		10/15/09		1,181	1,135,637
Capital One Bank USA NA, Sub. Notes	A3	8.80%		07/15/19		3,000	3,064,872
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A(g)	B3	8.00%		11/15/13		672	450,240
CIT Group Funding Co. of Canada, Gtd. Notes (Canada)(a)	B3	4.65%		07/01/10		1,650	1,381,875
CIT Group Funding Co. of Canada, Gtd. Notes (Canada)	B3	5.60%		11/02/11		450	362,250
CIT Group, Inc., Sr. Unsec’d. Notes	B3	0.759	%(c)	03/12/10		50	42,587
CIT Group, Inc., Sr. Unsec’d. Notes	B3	1.353	%(c)	07/28/11		1,558	1,059,805
CIT Group, Inc., Sr. Unsec’d. Notes	B3	1.306	%(c)	11/03/10		1,625	1,212,061
CIT Group, Inc., Sr. Unsec’d. Notes	B3	1.322	%(c)	04/27/11		100	70,807
CIT Group, Inc., Sr. Unsec’d. Notes	B3	4.125%		11/03/09		1,025	971,616
CIT Group, Inc., Sr. Unsec’d. Notes(a)	B3	4.25%		02/01/10		1,100	987,567
CIT Group, Inc., Sr. Unsec’d. Notes	B3	4.25%		09/22/11	EUR	1,775	1,718,152
CIT Group, Inc., Sr. Unsec’d. Notes(a)	B3	5.20%		11/03/10		400	315,982
CIT Group, Inc., Sr. Unsec’d. Notes	B3	5.40%		03/07/13		2,975	1,843,789
CIT Group, Inc., Sr. Unsec’d. Notes	B3	5.80%		07/28/11		100	74,975
CIT Group, Inc., Sr. Unsec’d. Notes	B3	7.625%		11/30/12		1,450	992,882
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	B3	0.974	%(c)	08/17/09		950	923,285
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	B3	4.75%		12/15/10		1,125	883,135
Citigroup Capital XVIII, Gtd. Notes	Baa3	6.829	%(c)	06/28/67	GBP	500	411,299
Citigroup Capital XXI, Gtd. Notes	Baa3	8.30	%(c)	12/21/57		2,700	2,105,527

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Citigroup, Inc., Jr. Sub. Notes	Ca	8.40%		04/29/49	$5,000	$3,750,350
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.903	%(c)	06/09/16	1,400	995,159
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17	2,900	2,528,118
Citigroup, Inc., Sub. Notes	Baa1	5.00%		09/15/14	3,475	2,913,155
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11	7,475	7,335,868
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	5.70%		01/15/10	150	144,773
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Caa1	7.00%		10/01/13	825	663,326
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		10/28/09	2,175	2,156,356
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Caa1	7.80%		06/01/12	3,360	2,891,015
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.00%		12/15/16	650	496,944
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Caa1	12.00%		05/15/15	2,175	2,033,966
Fresenius US Finance II, Inc., Gtd. Notes, 144A(a)	Ba1	9.00%		07/15/15	3,140	3,273,450
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	6.875%		01/10/39	1,400	1,260,158
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	Ca	6.75%		12/01/14	230	176,818
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes(a)	Ca	8.00%		11/01/31	715	489,736
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	4.875%		09/01/10	6,600	5,916,095
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	5.00%		04/15/10	2,550	2,335,479
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	5.875%		05/01/13	475	359,787
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.625%		09/15/10	3,425	3,076,996
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa2	6.625%		11/15/13	975	750,465
JPMorgan Chase Capital XVIII, Gtd. Notes	A1	6.95%		08/17/36	1,000	842,792
JPMorgan Chase Capital XX, Gtd. Notes	A1	6.55%		09/29/36	1,000	794,823
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	6.625%		01/18/12	275	40,563
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18	500	80,000
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.50%		05/11/38	2,425	243
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18	2,925	2,707,251
SLM Corp., Sr. Unsec’d. Notes(c)	Ba1	0.75%		10/01/10	350	313,121
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	Ba1	1.252	%(c)	07/26/10	5,475	4,969,400
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	1.322	%(c)	10/25/11	5,500	4,456,281
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.50%		07/26/10	200	189,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.00%		10/01/13	950	768,414
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.375%		01/15/13	650	543,011
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.40%		10/25/11	125	112,424
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	Ba1	8.45%		06/15/18	1,850	1,582,647
SMFG Preferred Capital USD 1 Ltd., Sub. Notes, 144A	A2	6.078	%(c)	01/29/49	1,500	1,198,905
Universal City Development Partners Ltd., Sr. Unsec’d. Notes	B2	11.75%		04/01/10	1,475	1,404,937

						89,980,624

Electric — 7.4%
AES Corp. (The), Sr. Sec’d. Notes, 144A	Ba3	8.75%		05/15/13	2,956	3,000,340
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		03/01/14	355	336,363
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	7.75%		10/15/15	2,425	2,255,250
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%		10/15/17	265	246,450
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		06/01/20	1,000	897,500
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.875%		02/15/11	450	456,750
AES Corp. (The), Sr. Unsec’d. Notes, 144A(a)	B1	9.75%		04/15/16	1,125	1,139,062
Dominion Resources, Inc., Jr. Sub. Notes	Baa3	6.30	%(c)	09/30/66	1,800	1,224,000
Dominion Resources, Inc., Jr. Sub. Notes	Baa3	7.50	%(c)	06/30/66	275	206,250
Energy Future Holdings Corp., Gtd. Notes(a)	Caa1	10.875%		11/01/17	4,215	3,076,950
Energy Future Holdings Corp., Gtd. Notes, PIK	Caa1	11.25%		11/01/17	292	177,815
FPL Group Capital, Inc., Gtd. Notes	A3	6.35	%(c)	10/01/66	125	97,500
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands)(g)	Ba3	9.00%		06/30/17	2,450	2,321,375
Ipalco Enterprises, Inc., Sr. Sec’d. Notes	Ba1	8.625%		11/14/11	50	50,250
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%		04/01/16	1,470	1,403,850
Midwest Generation LLC, Pass-Through Certificates	Ba1	8.56%		01/02/16	3,640	3,566,934
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	6,000	5,820,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	5,775	5,464,594

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (Continued)
Electric (cont’d.)
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17		$50	$47,125
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/11		1,240	1,251,924
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates	Ba1	9.681%		07/02/26		100	94,500
RRI Energy, Inc., Sr. Sec’d. Notes	B1	6.75%		12/15/14		2,944	2,837,280
RRI Energy, Inc., Sr. Unsec’d. Notes(a)	B2	7.875%		06/15/17		2,000	1,790,000
Sierra Pacific Resources, Sr. Unsec’d. Notes	Ba3	7.803%		06/15/12		1,250	1,241,699
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A	Ba2	7.00%		06/30/21		2,191	1,886,629
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes(a)	Caa1	10.25%		11/01/15		2,260	1,406,850
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, PIK(a)	Caa1	10.50%		11/01/16		1,320	607,344
Texas Competitive Electric Holdings Co. LLC, Co. Assets	B1	3.513	%(c)	10/10/14		3,850	2,743,432

							45,648,016

Electronic Components — 0.5%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13		75	73,875
Celestica, Inc., Sr. Sub. Notes (Canada)(a)	B3	7.875%		07/01/11		2,125	2,125,000
Communications & Power Industries, Inc., Gtd. Notes	B3	8.00%		02/01/12		750	721,875

							2,920,750

Financial – Bank & Trust — 7.3%
BAC Capital Trust VII, Bank Gtd. Notes	Baa3	5.25%		08/10/35	GBP	300	256,651
BankAmerica Institutional Capital B, Bank Gtd. Notes, 144A	Baa3	7.70%		12/31/26		275	223,979
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Baa2	5.926	%(c)	09/29/49		1,250	712,500
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Baa2	7.434	%(c)	09/29/49		300	201,000
Barclays Bank PLC, Sub. Notes (United Kingdom)	Baa2	14.00	%(c)	11/29/49	GBP	6,400	11,977,033
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(g)	Baa1	10.179%		06/12/21		1,200	1,239,888
HBOS PLC, Sub. Notes, 144A (United Kingdom)	Baa2	6.75%		05/21/18		1,000	754,890
NB Capital Trust IV, Bank Gtd. Notes	Baa3	8.25%		04/15/27		750	629,769
Rabobank Nederland NV, Sub. Notes, 144A (Netherlands)	Aa2	11.00	%(c)	12/29/49		7,575	8,427,187
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64	%(c)	03/29/49		700	283,500
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	6.671	%(c)	10/29/49		3,200	2,368,000
Societe Generale, Jr. Sub. Notes (France)	A1	6.999	%(c)	12/29/49	EUR	500	469,958
Societe Generale, Jr. Sub. Notes, 144A (France)	A1	5.922	%(c)	04/29/49		1,000	620,000
Sumitomo Mitsui Banking Corp., Sub. Notes, 144A (Japan)	Aa3	5.625	%(c)	07/29/49		1,500	1,380,486
UBS Capital Jersey Ltd., Bank Gtd. Notes, MTN (Switzerland)	A1	7.152	%(c)	12/29/49	EUR	1,950	1,661,862
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243	%(c)	05/29/49		550	324,500
Wachovia Capital Trust III, Gtd. Notes	Ba3	5.80	%(c)	03/29/49		4,000	2,400,000
Wells Fargo & Co., Jr. Sub. Notes(a)	A-(d)	7.98	%(c)	03/29/49		9,700	8,051,000
Wells Fargo Capital X, Gtd. Notes	A3	5.95%		12/15/36		2,000	1,480,000
Wells Fargo Capital XIII, Gtd. Notes	Ba3	7.70	%(c)	12/29/49		2,000	1,660,000

							45,122,203

Financial Services — 0.5%
Ferrovial CLN, MTN, Notes (United Kingdom)	Ba-	25.335%		04/06/11	GBP	382	246,570
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%		07/01/16		895	877,100
TNK-BP Finance SA, Gtd. Notes (Luxembourg)	Baa2	7.50%		07/18/16		500	435,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17		300	237,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%		07/18/16		800	682,000
Universal City Florida Holding Co. I/II, Sr. Notes	Caa2	5.778	%(c)	05/01/10		850	694,875

							3,172,545

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (Continued)
Food — 0.9%
American Stores Co., Sr. Unsec’d. Notes	Ba3	7.10%		03/20/28		$100	$77,000
American Stores Co., Sr. Unsec’d. Notes	Ba3	7.90%		05/01/17		200	188,000
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.00%		06/01/26		1,775	1,548,688
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.50%		11/15/14		1,805	1,732,800
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	Ba3	8.00%		05/01/16		2,450	2,376,500

							5,922,988

Gaming — 0.8%
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	CCC-(d)	10.00%		12/15/18		2,327	1,338,025
MGM MIRAGE, Gtd. Notes(a)	Caa2	7.50%		06/01/16		1,230	797,963
MGM MIRAGE, Sr. Sec’d. Notes, 144A	B1	10.375%		05/15/14		500	518,750
MGM MIRAGE, Sr. Sec’d. Notes, 144A(a)	B1	11.125%		11/15/17		900	954,000
Wynn Las Vegas Capital Corp., First Mortgage(a)	Ba2	6.625%		12/01/14		1,604	1,411,520

							5,020,258

Healthcare & Pharmaceuticals — 3.8%
DaVita, Inc., Gtd. Notes	B1	6.625%		03/15/13		1,100	1,036,750
HCA, Inc., Sec’d. Notes	B2	9.125%		11/15/14		6,700	6,633,000
HCA, Inc., Sec’d. Notes(a)	B2	9.25%		11/15/16		12,575	12,386,375
HCA, Inc., Sec’d. Notes, 144A	B2	9.875%		02/15/17		300	303,000
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%		11/15/16		1,831	1,812,690
HCA, Inc., Sr. Sec’d. Notes, 144A	Ba3	8.50%		04/15/19		1,700	1,666,000

							23,837,815

Healthcare Products — 1.4%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17		660	671,550
Biomet, Inc., Gtd. Notes(a)	Caa1	11.625%		10/15/17		4,475	4,385,500
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%		10/15/17		3,635	3,516,862

							8,573,912

Healthcare Services — 0.7%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A	Ba2	11.25%		11/01/14		950	916,750
CHS/Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%		07/15/15		3,325	3,258,500

							4,175,250

Insurance — 1.9%
American International Group, Inc., Jr. Sub. Debs, 144A	Ba2	8.175	%(c)	05/15/58		1,050	299,561
American International Group, Inc., Jr. Sub. Notes(g)	Ba2	8.625	%(c)	05/22/38	GBP	1,600	592,271
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15		800	431,550
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.375%		10/18/11		550	396,245
American International Group, Inc., Sr. Unsec’d. Notes, 144A	A3	8.25%		08/15/18		4,300	2,530,580
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.00%		09/20/11	EUR	150	138,910
American International Group, Inc., Sr. Unsec’d. Notes, MTN(a)	A3	4.95%		03/20/12		2,500	1,700,037
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		1,100	581,954
Pacific Life Insurance Co., Notes, 144A	A3	9.25%		06/15/39		5,600	5,434,923

							12,106,031

Leisure Time — 0.9%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba3	6.875%		12/01/13		2,875	2,400,625
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba3	7.00%		06/15/13		1,445	1,262,569
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba3	7.25%		06/15/16		500	395,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba3	8.00%		05/15/10		825	825,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)(a)	Ba3	8.75%		02/02/11		1,075	1,026,625

							5,909,819

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (Continued)
Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.75%		05/15/18		$1,475	$1,264,813

Machinery & Equipment — 0.1%
Chart Industries, Inc., Gtd. Notes	B3	9.125%		10/15/15		700	651,000

Media & Entertainment — 2.1%
Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes(i)	D	9.875%		08/15/13		125	19,063
DirecTV Holdings LLC/DirecTV Financing Co., Gtd. Notes(a)	Ba2	8.375%		03/15/13		1,975	1,979,937
Lighthouse International Co. SA, Sr. Sec’d. Notes (Luxembourg)	B3	8.00%		04/30/14	EUR	1,325	864,337
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		3,245	2,969,175
Speedway Motorsports, Inc., Sr. Unsec’d. Notes, 144A	Ba1	8.75%		06/01/16		350	354,375
Unitymedia Hessen GmbH & Co. KG, Sr. Sec’d. Notes (Germany)	Ba3	4.259	%(c)	04/15/13	EUR	2,100	2,685,783
UPC Holding BV, Sr. Notes, 144A (Netherlands)	B2	9.75%		04/15/18	EUR	650	816,113
Videotron Ltee, Gtd. Notes (Canada)	Ba2	9.125%		04/15/18		125	127,031
Videotron Ltee, Gtd. Notes, 144A (Canada)	BB-(d)	9.125%		04/15/18		1,000	1,020,000
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.50%		06/15/16		2,125	2,114,375

							12,950,189

Metals & Mining — 2.4%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	4.995	%(c)	04/01/15		1,900	1,778,495
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		1,040	1,047,800
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)	Ba2	9.75%		05/15/14		4,025	4,165,875
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)	Ba2	10.25%		05/15/16		1,775	1,859,312
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)(a)	Ba2	10.75%		05/15/19		5,800	6,235,000

							15,086,482

Oil & Gas — 5.4%
Berry Petroleum Co., Sr. Notes	B2	10.25%		06/01/14		955	964,550
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.25%		01/15/17	EUR	1,050	1,296,242
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16		100	88,250
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14		75	69,375
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	7.25%		12/15/18		4,800	4,176,000
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	7.50%		09/15/13		1,500	1,436,250
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%		06/15/14		100	94,750
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.625%		07/15/13		50	47,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.50%		02/15/15		1,300	1,309,750
Enterprise Products Operating LLC, Gtd. Notes	Ba1	8.375	%(c)	08/01/66		7,325	5,896,625
Ferrellgas, Notes (original cost $1,015,000; purchased 06/03/08)(f)(g)	Ba2	8.87%		08/01/09		1,000	994,827
Kerr-McGee Corp., Gtd. Notes	Baa3	6.95%		07/01/24		1,700	1,577,387
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%		04/15/16		25	22,563
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18		1,875	1,703,906
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	7.875%		12/15/14		900	585,000
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	8.25%		12/15/14		2,610	1,729,125
Penn Virginia Corp., Sr. Notes	B2	10.375%		06/15/16		975	992,063
Quicksilver Resources, Inc., Sr. Notes	B2	11.75%		01/01/16		1,225	1,267,875
Range Resources Corp., Gtd. Notes(a)	Ba3	7.25%		05/01/18		1,075	1,005,125
Range Resources Corp., Gtd. Notes	Ba3	7.50%		10/01/17		400	380,000
SandRidge Energy, Inc., Gtd. Notes	B3	4.222	%(c)	04/01/14		500	392,774
SandRidge Energy, Inc., Gtd. Notes, PIK	B3	8.625%		04/01/15		5,375	4,824,062
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.50%		01/15/31		1,050	924,000
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.75%		06/15/31		1,000	900,000

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Williams Partners LP/Williams Partners Finance Co., Sr. Unsec’d. Notes	Ba2	7.25%		02/01/17	$1,100	$1,003,750

						33,681,749

Oil & Gas Services — 0.7%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15	2,500	2,293,750
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%		05/15/17	1,950	1,774,500
Cie Generale de Geophysique-Veritas, Sr. Notes, 144A (France)	Ba3	9.50%		05/15/16	400	399,000

						4,467,250

Paper & Forest Products — 2.3%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13	1,645	1,435,262
Georgia-Pacific LLC, Debs.	B2	7.25%		06/01/28	320	239,200
Georgia-Pacific LLC, Debs.(a)	B2	7.70%		06/15/15	3,450	3,225,750
Georgia-Pacific LLC, Gtd. Notes, 144A(a)	Ba3	7.00%		01/15/15	2,325	2,173,875
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	8.25%		05/01/16	2,475	2,400,750
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.00%		01/15/24	2,500	2,125,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.875%		05/15/31	1,350	1,167,750
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15	150	115,875
Smurfit Kappa Treasury Funding Ltd., Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25	900	643,500
Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes	B2	9.125%		08/01/14	1,250	581,250

						14,108,212

Pipelines & Other — 4.7%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125%		05/20/16	3,225	2,950,875
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25%		05/20/15	550	515,625
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B3	6.875%		04/01/11	1,150	1,106,875
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B3	7.50%		06/01/15	240	200,100
Dynegy Roseton/Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	B2	7.27%		11/08/10	936	933,654
Dynegy Roseton/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	B2	7.67%		11/08/16	300	263,250
El Paso Corp., Notes	Ba3	7.80%		08/01/31	2,000	1,631,418
El Paso Corp., Notes	Ba3	8.05%		10/15/30	900	748,811
El Paso Corp., Sr. Unsec’d. Notes	Ba3	6.95%		06/01/28	325	244,524
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17	575	523,684
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%		06/01/18	2,175	2,008,145
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.42%		02/15/37	500	384,757
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	7.875%		06/15/12	500	490,444
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.25%		02/15/16	2,700	2,625,750
El Paso Corp., Sr. Unsec’d. Notes	Ba3	9.625%		05/15/12	1,250	1,258,760
El Paso Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.375%		06/15/32	250	271,933
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%		01/05/16	5,735	4,932,100
Knight, Inc., Sr. Unsec’d. Notes	Ba1	5.15%		03/01/15	3,700	3,209,750
Knight, Inc., Sr. Unsec’d. Notes(a)	Ba1	6.50%		09/01/12	1,500	1,466,250
SemGroup LP, Sr. Notes, 144A(g)(i)	C	8.75%		11/15/15	2,555	102,200
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.00%		03/01/32	1,225	1,296,191
Southern Natural Gas Co., Sr. Unsec’d. Notes, 144A	Baa3	5.90%		04/01/17	175	169,489
Tennessee Gas Pipeline Co., Sr. Unsec’d. Notes	Baa3	7.50%		04/01/17	100	104,625
TransCanada Pipelines Ltd., Jr. Sub. Notes (Canada)	Baa1	6.35	%(c)	05/15/67	2,175	1,511,625

						28,950,835

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Real Estate Investment Trusts — 1.6%
HCP, Inc., Sr. Unsec’d. Notes	Baa3	5.65%	12/15/13	$3,575	$3,254,866
HCP, Inc., Sr. Unsec’d. Notes, MTN	Baa3	6.30%	09/15/16	625	542,073
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.375%	03/15/15	400	346,000
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.75%	06/01/16	450	390,375
Host Hotels & Resorts LP, Gtd. Notes	Ba1	7.00%	08/15/12	425	410,125
Host Hotels & Resorts LP, Sr. Sec’d. Notes, 144A	BB+(d)	2.625%	04/15/27	850	721,437
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.50%	06/01/16	825	739,406
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.75%	04/01/17	2,570	2,306,575
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	7.125%	06/01/15	538	519,170
Ventas, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.875%	11/15/11	650	616,688

					9,846,715

Retail — 1.1%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14	585	506,025
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Unsec’d. Notes, 144A	Ba3	6.75%	05/01/14	700	605,500
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	5.75%	02/15/18	475	416,892
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.95%	04/01/17	1,825	1,788,845
JC Penney Corp., Inc., Sr. Unsec’d. Notes, MTN	Ba1	6.875%	10/15/15	575	539,507
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.75%	06/15/26	1,550	1,321,375
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	8.00%	05/01/31	275	235,813
NPC International, Inc., Gtd. Notes	Caa1	9.50%	05/01/14	1,000	910,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	B1	6.875%	12/15/13	312	287,040

					6,610,997

Semiconductors — 0.5%
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	8.875%	12/15/14	1,845	931,725
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125%	12/15/14	236	87,361
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa3	8.00%	05/01/14	3,725	1,829,906

					2,848,992

Services Cyclical – Rental Equipment — 0.7%
United Rentals North America, Inc., Gtd. Notes(a)	B2	6.50%	02/15/12	4,225	4,098,250

Technology — 0.7%
Sanmina-SCI Corp., Gtd. Notes	B3	8.125%	03/01/16	290	211,338
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%	08/15/13	3,872	3,659,040
Sungard Data Systems, Inc., Gtd. Notes, 144A	Caa1	10.625%	05/15/15	525	514,500

					4,384,878

Telecommunications — 10.8%
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A(a)	Ba1	7.75%	05/01/17	1,150	1,121,250
Cincinnati Bell, Inc., Gtd. Notes(a)	Ba3	7.25%	07/15/13	605	553,575
Cricket Communications, Inc., Gtd. Notes	B3	9.375%	11/01/14	300	295,500
Cricket Communications, Inc., Gtd. Notes, 144A	B3	10.00%	07/15/15	425	421,813
Frontier Communications Corp., Debs.	Ba2	7.00%	11/01/25	850	603,500
Frontier Communications Corp., Debs.	Ba2	7.45%	07/01/35	500	355,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.625%	03/15/15	200	176,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%	03/15/19	2,840	2,421,100
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.25%	05/01/14	1,000	945,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%	08/15/31	1,575	1,299,375
Hawaiian Telecom Communications, Inc., Gtd. Notes(g)(i)	NR	9.75%	05/01/13	1,900	19,000

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Intelsat Corp., Sr. Unsec’d. Notes, 144A	B3	9.25%		08/15/14		$1,500	$1,451,250
Intelsat Corp., Sr. Unsec’d. Notes, 144A(a)	B3	9.25%		06/15/16		1,375	1,316,562
Intelsat Jackson Holdings Ltd., Gtd. Notes, 144A (Bermuda)	B3	9.50%		06/15/16		1,000	1,005,000
Local Insight Regatta Holdings, Inc., Gtd. Notes	Caa3	11.00%		12/01/17		850	225,250
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes (Denmark)	B1	8.25%		05/01/16	EUR	500	683,894
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark)(g)	B1	8.875%		05/01/16		710	685,150
Nortel Networks Ltd., Gtd. Notes (Canada)(i)	D	5.34%		07/15/11		1,890	637,875
Nortel Networks Ltd., Gtd. Notes (Canada)(i)	D	10.125%		07/15/13		1,575	539,438
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		1,170	1,134,900
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.90%		08/15/10		750	750,000
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.25%		02/15/11		1,575	1,527,750
Qwest Communications International, Inc., Gtd. Notes(a)	B3	7.50%		02/15/14		5,350	4,881,875
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14		2,475	2,258,437
Qwest Corp., Sr. Unsec’d. Notes	Ba1	3.879	%(c)	06/15/13		450	402,188
Qwest Corp., Sr. Unsec’d. Notes	Ba1	6.50%		06/01/17		500	440,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		925	698,375
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%		09/01/11		1,875	1,875,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		03/15/12		2,000	2,015,000
Qwest Corp., Sr. Unsec’d. Notes, 144A	Ba1	8.375%		05/01/16		1,875	1,809,375
Sprint Capital Corp., Gtd. Notes(a)	Ba2	6.90%		05/01/19		11,275	9,330,062
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%		01/30/11		2,760	2,728,950
Sprint Capital Corp., Gtd. Notes	Ba2	8.375%		03/15/12		3,025	2,979,625
Sprint Capital Corp., Gtd. Notes	Ba2	8.75%		03/15/32		1,100	885,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	1.001	%(c)	06/28/10		275	259,283
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba2	6.00%		12/01/16		2,790	2,280,825
TDC A/S, Unsub. Notes, MTN (Denmark)	Ba3	6.50%		04/19/12	EUR	500	704,516
Telesat Canada/Telesat LLC, Sr. Sub. Notes, 144A	Caa1	12.50%		11/01/17		400	376,000
Telesat Canada/Telesat LLC, Sr. Unsec’d. Notes, 144A	Caa1	11.00%		11/01/15		3,125	3,203,125
Time Warner Telecom Holdings, Inc., Gtd. Notes	B2	9.25%		02/15/14		200	198,500
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)(a)	B2	9.50%		08/15/16		1,400	1,379,000
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14		1,500	1,312,500
Wind Acquisition Finance SA, Sr. Sec’d. Notes (Luxembourg)	B2	9.75%		12/01/15	EUR	1,100	1,496,851
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg)(g)	B2	10.75%		12/01/15		900	900,000
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16		6,375	6,104,062

							66,687,231

Transportation — 0.2%
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes (Mexico)	B2	9.375%		05/01/12		1,150	1,092,500

TOTAL CORPORATE BONDS (cost $554,808,457)							528,137,377

FOREIGN GOVERNMENT BOND — 0.4%
Brazilian Government International Bond, Sr. Unsec’d. Notes (Brazil) (cost $2,376,788)	Ba1	12.50%		01/05/22	BRL	4,000	2,265,884

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 0.4%
Federal Home Loan Mortgage Corp.		0.888	%(c)	02/01/11		1,684	1,680,829
Federal Home Loan Mortgage Corp.		0.926	%(c)	05/04/11		654	655,326
Federal Home Loan Mortgage Corp.		0.937	%(c)	08/05/11		317	316,918

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $2,656,929)							2,653,073

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Notes(k) (cost $2,107,478)	0.875%	04/30/11	$2,109	$2,102,821

			Shares
COMMON STOCKS
Mineral Resources
Zemex Minerals (cost $0)			368	22,154

PREFERRED STOCKS — 0.3%
Diversified Financial Services — 0.2%
Citigroup, Inc., 6.50%, CVT			28,200	946,392

Insurance — 0.1%
American International Group, Inc., 8.50%, CVT			77,600	738,752

TOTAL PREFERRED STOCKS (cost $1,810,887)				1,685,144

			Units
WARRANTS*
Containers & Packaging
Pliant Corp., expiring 06/01/2010(g)			5	—

Paper
MDP Acquisitions PLC, expiring 10/01/2013, 144A(g)			900	25,346

TOTAL WARRANTS (cost $0)				25,346

TOTAL LONG-TERM INVESTMENTS (cost $610,493,522)				578,554,019

SHORT-TERM INVESTMENTS — 19.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.7%
Dryden Core Investment Fund – Taxable Money Market Series (cost $103,367,910; includes $101,495,316 of cash collateral for securities on loan) (Note 4)(b)(w)			103,367,910	103,367,910

			Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 2.1%
Credit Suisse Securities (USA) LLC, 0.07%, dated 06/30/09, due 07/01/09 in the amount of $3,000,006 (cost $3,000,000; the value of the collateral plus interest was $3,070,297)			$3,000	3,000,000
JPMorgan Securities, Inc., 0.09%, dated 06/30/09, due 07/01/09 in the amount of $10,100,025 (cost $10,100,000; the value of the collateral plus interest was $10,329,498)			10,100	10,100,000

TOTAL REPURCHASE AGREEMENTS (cost $13,100,000)				13,100,000

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills	0.10%	07/16/09	$500	$499,977
U.S. Treasury Bills	0.11%	07/23/09	280	279,979
U.S. Treasury Bills	0.15%	07/30/09	290	289,964

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,069,920)				1,069,920

TOTAL SHORT-TERM INVESTMENTS (cost $117,537,830)				117,537,830

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.5% (cost $728,031,352)				696,091,849

			Contracts/ Notional Amounts (000)#
OPTIONS WRITTEN*
Put Options
90 Day Euro Dollar Futures, expiring 09/14/2009, Strike Price $98.63			460,000	(23,000)
Interest Rate Swap Options,
expiring 08/21/2009 @ 4.25%			15,000	(77,592)
expiring 08/21/2009 @ 4.25%			4,000	(20,691)

TOTAL OPTIONS WRITTEN (premiums received $247,931)				(121,283)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(o) — 112.5% (cost $727,783,421)				695,970,566
Other liabilities in excess of other assets(x) — (12.5)%				(77,060,341)

NET ASSETS — 100.0%				$618,910,225

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

BRL	Brazilian Real

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

SGD	Singapore Dollar

†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $99,801,856; cash collateral of $101,495,316 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such security is $1,015,000. The aggregate value of $994,827 is approximately 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at reporting date.

(o)	As of June 30, 2009, 6 securities representing $1,423,086 and 0.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default agreements as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
805	90 Day Euro Dollar	Dec 10	$197,315,738	$196,611,188	$(704,550)
382	90 Day Euro Dollar	Mar 11	93,609,100	92,974,025	(635,075)
156	90 Day Sterling	Mar 11	31,062,016	30,945,659	(116,357)

					(1,455,982)

Short Position:
12	90 Day Euro Dollar	Dec 09	2,973,150	2,972,850	300

					$(1,455,682)

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Chinese Yuan,
Expiring 07/15/09	Barclays Capital Group	CNY	1,080	$168,000	$158,127	$(9,873)
Expiring 07/15/09	Chase Securities, Inc.	CNY	2,384	370,000	348,982	(21,018)
Expiring 07/15/09	Deutsche Bank Securities	CNY	4,650	720,000	680,840	(39,160)
Expiring 07/15/09	Deutsche Bank Securities	CNY	720	112,000	105,417	(6,583)
Expiring 07/15/09	Hong Kong & Shanghai Bank	CNY	3,918	600,000	573,533	(26,467)
Expiring 07/15/09	JPMorgan Securities	CNY	1,612	250,000	235,982	(14,018)
Expiring 07/15/09	JPMorgan Securities	CNY	1,257	195,000	184,080	(10,920)
Expiring 03/29/10	BT Alex Brown	CNY	10,926	1,615,018	1,611,004	(4,014)
Expiring 03/29/10	Deutsche Bank Securities	CNY	4,649	689,400	685,552	(3,848)
Singapore Dollar,
Expiring 07/30/09	Hong Kong & Shanghai Bank	SGD	477	330,000	329,431	(569)

				$5,049,418	$4,912,948	$(136,470)

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 08/06/09	Chase Securities, Inc.	GBP	7,602	$12,566,411	$12,506,377	$60,034
Chinese Yuan,
Expiring 07/15/09	BT Alex Brown	CNY	10,926	1,599,179	1,599,530	(351)
Expiring 07/15/09	Deutsche Bank Securities	CNY	4,696	689,400	687,432	1,968
Euro,
Expiring 07/27/09	Barclays Capital Fixed, Inc.	EUR	13,041	18,196,891	18,294,892	(98,001)
Singapore Dollar,
Expiring 07/30/09	Citibank	SGD	477	332,886	329,431	3,455

				$33,384,767	$33,417,662	$(32,895)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date		Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,300	10.15%	Brazilian interbank lending rate	$(70,784)	$(13,224)	$(57,560)
Barclays Bank PLC(1)	01/02/12	BRL	24,600	10.68%	Brazilian interbank lending rate	(288,674)	(15,020)	(273,654)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	36,600	10.12%	Brazilian interbank lending rate	(807,275)	(43,911)	(763,364)
Merrill Lynch & Co.(1)	01/02/12	BRL	2,000	14.77%	Brazilian interbank lending rate	75,373	11,313	64,060

						$(1,091,360)	$(60,842)	$(1,030,518)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit default swaps on credit indices – Sell Protection(1)
Bank of America	06/20/13	$13,350	5.00%	Dow Jones CDX HY-10 100 Index	$(1,504,440)	$(730,286)	$(774,154)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2009(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps of Corporate and/or Sovereign Issues – Sell Protection(1)
Credit Suisse International	03/20/14	$3,000	5.00%	AES Corp., 7.75%, due 03/01/14	6.745%	$(183,710)	$(260,869)	$77,159
Credit Suisse International	06/20/14	400	5.00%	AES Corp., 7.75%, due 03/01/14	6.812%	(26,375)	(23,771)	(2,604)
Morgan Stanley Capital Services, Inc.	06/20/14	1,700	5.00%	AES Corp., 7.75%, due 03/01/14	6.812%	(112,066)	(101,656)	(10,410)
Citigroup, Inc.	03/20/14	200	5.00%	Aramark Corp., 8.50%, due 02/01/15	6.641%	(11,523)	(5,030)	(6,493)
Goldman Sachs Capital Markets, L.P.	06/20/14	2,000	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	2.351%	(116,117)	(111,860)	(4,257)
Goldman Sachs Capital Markets, L.P.	06/20/14	700	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	2.351%	(40,639)	(36,230)	(4,409)
Barclays Bank PLC	06/20/14	1,700	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	7.032%	(124,407)	(80,075)	(44,332)
Deutsche Bank AG	09/20/14	100	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	7.061%	(7,672)	(8,047)	375
Goldman Sachs Capital Markets, L.P.	06/20/14	2,900	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	7.032%	(212,183)	(137,617)	(74,566)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2009(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps of Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Goldman Sachs Capital Markets, L.P.	06/20/14	$400	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	7.032%	$(29,272)	$(19,827)	$(9,445)
Goldman Sachs Capital Markets, L.P.	09/20/14	100	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	7.061%	(7,671)	(7,797)	126
Goldman Sachs Capital Markets, L.P.	09/20/14	200	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	7.061%	(15,344)	(15,595)	251
Goldman Sachs Capital Markets, L.P.	03/20/14	500	5.00%	CHS/Community Health System, 8.875%, due 07/15/15	6.681%	(29,844)	(42,061)	12,217
Goldman Sachs Capital Markets, L.P.	06/20/14	1,200	5.00%	Citi Group, 5.65%, due 02/13/17	16.076%	(348,993)	(167,435)	(181,558)
Goldman Sachs Capital Markets, L.P.	06/20/14	1,000	5.00%	El Paso Corp., 6.875%, due 06/15/14	6.920%	(69,829)	(29,752)	(40,077)
Goldman Sachs Capital Markets, L.P.	06/20/14	3,000	5.00%	El Paso Corp., 6.875%, due 06/15/14	6.920%	(209,487)	(142,363)	(67,124)
Goldman Sachs Capital Markets, L.P.	06/20/14	300	5.00%	El Paso Corp., 6.875%, due 06/15/14	6.920%	(20,953)	(14,870)	(6,083)
Goldman Sachs Capital Markets, L.P.	09/20/14	250	5.00%	El Paso Corp., 6.875%, due 06/15/14	6.879%	(17,635)	(19,394)	1,759
Barclays Bank PLC	06/20/14	1,300	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	4.101%	49,094	44,184	4,910
Citigroup, Inc.	03/20/14	1,800	3.25%	General Electric Capital Corp., 5.625%, due 09/15/17	4.162%	(62,065)	—	(62,065)
Deutsche Bank AG	06/20/14	3,600	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	4.101%	135,955	107,069	28,886
Deutsche Bank AG	06/20/14	3,600	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	4.101%	135,955	114,424	21,531
Deutsche Bank AG	06/20/14	100	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	4.101%	3,775	3,913	(138)
Deutsche Bank AG	06/20/14	2,200	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	4.101%	83,084	88,782	(5,698)
Merrill Lynch & Co.	03/20/12	3,575	5.00%	GMAC LLC, 6.875%, due 08/28/12	9.602%	(369,262)	(362,753)	(6,509)
Merrill Lynch & Co.	09/20/13	1,500	5.00%	GMAC LLC, 6.875%, due 08/28/12	9.130%	(196,940)	(318,056)	121,116
Credit Suisse International	06/20/14	500	5.00%	HCA Inc., 7.858%, due 11/16/12	6.495%	(23,963)	(40,949)	16,986
Goldman Sachs Capital Markets, L.P.	06/20/14	5,800	5.00%	NRG Energy, 7.25%, due 02/01/14	4.945%	20,909	(3,182)	24,091
Goldman Sachs Capital Markets, L.P.	09/20/14	1,200	5.00%	RRI Energy Inc., 7.625%, due 06/15/14	9.460%	(166,195)	(203,216)	37,021
Goldman Sachs Capital Markets, L.P.	09/20/14	1,000	5.00%	RRI Energy Inc., 7.625%, due 06/15/14	9.460%	(138,509)	(184,793)	46,284

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2009(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps of Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Barclays Bank PLC	09/20/11	$100	5.00%	SLM Corp., 5.125%, due 08/27/12	8.277%	$(6,194)	$(6,935)	$741
Barclays Bank PLC	09/20/11	2,675	5.00%	SLM Corp., 5.125%, due 08/27/12	8.277%	(164,563)	(193,488)	28,925
Barclays Bank PLC	09/20/14	2,700	5.00%	SLM Corp., 5.125%, due 08/27/12	7.622%	(257,787)	(330,633)	72,846
Deutsche Bank AG	06/20/10	900	5.00%	SLM Corp., 5.125%, due 08/27/12	9.243%	(33,823)	(49,881)	16,058
Deutsche Bank AG	06/20/12	900	5.00%	SLM Corp., 5.125%, due 08/27/12	7.954%	(63,664)	(114,870)	51,206
Deutsche Bank AG	06/20/13	250	5.00%	SLM Corp., 5.125%, due 08/27/12	7.853%	(21,417)	(31,700)	10,283
Deutsche Bank AG	09/20/14	200	5.00%	SLM Corp., 5.125%, due 08/27/12	7.622%	(19,096)	(22,485)	3,389
Citigroup, Inc.	03/20/14	200	5.00%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	8.502%	(22,868)	(12,080)	(10,788)

						$(2,701,294)	$(2,740,898)	$39,604	(5)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Cash of $270,000 has been segregated to cover requirements for open swap agreements at June 30, 2009.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$—	$—	$22,154
Preferred Stocks	1,685,144	—	—
Warrants	—	25,346	—
Corporate Bonds	—	532,501,480	1,400,932
U.S. Treasury Obligations	—	3,172,741	—
U.S. Government Mortgage-Backed Obligations	—	2,653,073	—
Foreign Government Bonds	—	2,265,884	—
Asset-Backed Securities	—	1,304,588	—
Collateralized Mortgage Obligations	—	10,004,440	—
Bank Notes	—	24,588,157	—
Repurchase Agreements	—	13,100,000	—
Options Written	—	(121,283)	—
Affiliated Money Market Mutual Fund	103,367,910	—	—

	$105,053,054	$589,494,426	$1,423,086
Other Financial Instruments*	(1,455,682)	(1,934,433)	—

Total	$103,597,372	$587,559,993	$1,423,086

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bonds
Balance as of 12/31/08	$—	$1,040,591
Accrued discounts/premiums	—	(266,232)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	22,154	414,474
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	212,099

Balance as of 6/30/09	$22,154	$1,400,932

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (16.4% represents investments purchased with collateral from securities on loan)	16.7%
Diversified Financial Services	14.7
Telecommunications	10.8
Financial – Bank & Trust	7.5
Electric	7.4
Oil & Gas	5.9
Pipelines & Other	4.7
Cable	4.2
Bank Notes	4.0
Healthcare & Pharmaceuticals	3.9
Metals & Mining	2.4
Paper & Forest Products	2.3
Repurchase Agreements	2.1
Media & Entertainment	2.1
Insurance	2.0
Automotive	1.9
Collateralized Mortgage Obligations	1.6
Real Estate Investment Trusts	1.6
Healthcare Products	1.4
Containers & Packaging	1.2
Airlines	1.1
Retail	1.1
Food	0.9
Leisure Time	0.9
Chemicals	0.8
Gaming	0.8
Agriculture	0.7
Oil & Gas Services	0.7
Technology	0.7
Healthcare Services	0.7
Services Cyclical – Rental Equipment	0.7
U.S. Treasury Obligations	0.6
Computer Services & Software	0.5
Financial Services	0.5
Electronic Components	0.5
Semiconductors	0.5
U.S. Government Mortgage-Backed Obligations	0.4
Foreign Government Bonds	0.4
Business Services	0.4
Commercial Services	0.3
Asset-Backed Securities	0.2
Lodging	0.2
Transportation	0.2
Machinery & Equipment	0.1
Coal	0.1
Diversified	0.1

112.5
Options Written	— *
Other liabilities in excess of other assets	(12.5)

100.0%

*	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST HIGH YIELD PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$300	*	Due to broker-variation margin	$1,455,982	*
Interest rate contracts	Unrealized appreciation on swap agreements	64,060		Unrealized depreciation on swap agreements	1,094,578
Interest rate contracts	Premiums paid for swap agreements	11,313		Premiums received for swap agreements	72,155
Interest rate contracts	—	—		Written options outstanding, at value	121,283
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	65,457		Unrealized depreciation on foreign currency forward contracts	234,822
Credit contracts	Unrealized appreciation on swap agreements	576,160		Unrealized depreciation on swap agreements	1,310,710
Credit contracts	Premiums paid for swap agreements	358,372		Premiums received for swap agreements	3,829,556
Equity contracts	Unaffiliated investments	25,346		—	—

Total		$1,101,008			$8,119,086

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$3,926,283	$—	$(906,225)	$—	$3,020,058
Foreign exchange contracts	—	—	—	—	—	(2,298,838)	(2,298,838)
Credit contracts	—	—	—	—	(1,046,784)	—	(1,046,784)
Equity contracts	106,823	23,161,864	—	(11,321,684)	—	—	11,947,003

Total	$106,823	$23,161,864	$3,926,283	$(11,321,684)	$(1,953,009)	$(2,298,838)	$11,621,439

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(10,236,618)	$(5,785,807)	$10,970,201	$356,275	$—	$(4,695,949)
Foreign exchange contracts	—	—	—	—	—	2,219,406	2,219,406
Credit contracts	—	—	—	—	1,164,963	—	1,164,963
Equity contracts	(8,703)	—	—	—	—	—	(8,703)

Total	$(8,703)	$(10,236,618)	$(5,785,807)	$10,970,201	$1,521,238	$2,219,406	$(1,320,283)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST HIGH YIELD PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $99,801,856:
Unaffiliated investments (cost $624,663,442)	$592,723,939
Affiliated investments (cost $103,367,910)	103,367,910
Cash	269,369
Deposit with broker	119,000
Foreign currency, at value (cost $1,405,042)	1,409,293
Receivable for investments sold	37,810,291
Dividends and interest receivable	9,857,168
Unrealized appreciation on swap agreements	640,220
Receivable for fund share sold	576,754
Premiums paid for swap agreements	369,685
Unrealized appreciation on foreign currency forward contracts	65,457
Prepaid expenses	538

Total Assets	747,209,624

LIABILITIES:
Payable to broker for collateral for securities on loan	101,495,316
Payable for investments purchased	16,990,138
Premiums received for swap agreements	3,901,711
Unrealized depreciation on swap agreements	2,405,288
Payable for fund share repurchased	2,383,279
Due to broker	270,000
Due to broker-variation margin	239,871
Unrealized depreciation on foreign currency forward contracts	234,822
Advisory fees payable	169,497
Written options outstanding, at value (premiums received $247,931)	121,283
Accrued expenses and other liabilities	80,684
Shareholder servicing fees payable	6,612
Affiliated transfer agent fee payable	898

Total Liabilities	128,299,399

NET ASSETS	$618,910,225

Net assets were comprised of:
Paid-in capital	$884,368,602
Retained earnings	(265,458,377)

Net assets, June 30, 2009	$618,910,225

Net asset value and redemption price per share, $618,910,225 / 106,965,063 outstanding shares of beneficial interest	$5.79

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest income	$19,403,728
Unaffiliated dividend income	438,365
Affiliated income from securities lending, net	131,495
Affiliated dividend income	17,624

19,991,212

EXPENSES
Advisory fees	1,738,146
Shareholder servicing fees and expenses	230,092
Custodian and accounting fees	102,000
Audit fee	17,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	6,000
Shareholders’ reports	6,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Miscellaneous	6,071

Total expenses	2,119,309
Less: advisory fee waiver and expense reimbursement	(77,901)

Net expenses	2,041,408

NET INVESTMENT INCOME	17,949,804

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(13,593,247)
Futures transactions	3,926,283
Options written transactions	(11,321,684)
Swap agreement transactions	(1,953,009)
Foreign currency transactions	(2,309,659)

(25,251,316)

Net change in unrealized appreciation (depreciation) on:
Investments	65,977,096
Futures	(5,785,807)
Options written	10,970,201
Swap agreements	1,521,238
Foreign currencies	1,920,223

74,602,951

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	$49,351,635

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,301,439

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$17,949,804	$28,326,908
Net realized loss on investments and foreign currency transactions	(25,251,316)	(28,217,233)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	74,602,951	(98,085,790)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	67,301,439	(97,976,115)

DISTRIBUTIONS	(28,385,495)	(36,747,923)

FUND SHARE TRANSACTIONS:
Fund share sold [71,800,030 and 69,213,747 shares, respectively]	394,854,891	457,800,610
Fund share issued in reinvestment of distributions [4,860,530 and 5,161,225 shares, respectively]	28,385,495	36,747,923
Fund share repurchased [32,209,938 and 65,207,372 shares, respectively]	(174,505,589)	(441,989,734)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	248,734,797	52,558,799

TOTAL INCREASE (DECREASE) IN NET ASSETS	287,650,741	(82,165,239)
NET ASSETS:
Beginning of period	331,259,484	413,424,723

End of period	$618,910,225	$331,259,484

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 92.3%
ASSET-BACKED SECURITIES — 4.1%
Bank of America Credit Card Trust, Ser. 2006-A6, Class A6	Aaa	0.349	%(f)	11/15/13	$1,100	$1,072,893
Bank of America Credit Card Trust, Ser. 2006-A15, Class A15	Aaa	0.319	%(f)	04/15/14	5,300	5,123,339
Bank of America Credit Card Trust, Ser. 2008-A5, Class A5	Aaa	1.519	%(f)	12/16/13	1,400	1,396,231
Bank One Issuance Trust, Ser. 2003-A8, Class A8	Aaa	0.569	%(f)	05/16/16	3,000	2,843,321
Bank One Issuance Trust, Ser. 2004-C2, Class C2	Baa2	1.119	%(f)	02/15/17	3,000	2,386,484
Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A3B	Aaa	0.329	%(f)	04/15/11	4,215	4,193,181
Capital Auto Receivables Asset Trust, Ser. 2007-3, Class A3A	Aaa	5.020%		09/15/11	1,461	1,487,794
Capital Auto Receivables Asset Trust, Ser. 2008-1, Class A2B	Aaa	1.019	%(f)	09/15/10	1,210	1,210,758
Capital Auto Receivables Asset Trust, Ser. 2008-2, Class A2A	Aaa	3.740%		03/15/11	290	293,084
Capital Auto Receivables Asset Trust, Ser. 2008-2, Class A2B	Aaa	1.239	%(f)	03/15/11	2,089	2,091,146
Capital One Prime Auto Receivables Trust, Ser. 2007-1, Class A3	Aaa	5.470%		06/15/11	2,781	2,812,951
Carmax Auto Owner Trust, Ser. 2008-2, Class A2A	Aaa	4.060%		09/15/11	921	932,756
Chase Issuance Trust, Ser. 2005-A6, Class A6	Aaa	0.389	%(f)	07/15/14	1,500	1,439,828
Chase Issuance Trust, Ser. 2005-A11, Class A	Aaa	0.389	%(f)	12/15/14	5,600	5,353,090
Chase Issuance Trust, Ser. 2006-C4, Class C4	Baa2	0.609	%(f)	01/15/14	1,000	875,637
Chase Issuance Trust, Ser. 2007-A16, Class A16(c)	Aaa	0.929	%(f)	06/16/14	8,200	7,939,321
Chase Issuance Trust, Ser. 2008-A13, Class A13	Aaa	2.129	%(f)	09/15/15	1,000	999,268
Citibank Credit Card Issuance Trust, Ser. 2004-A7, Ser. A7	Aaa	0.751	%(f)	11/25/13	3,000	2,920,066
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3	Aaa	0.390	%(f)	04/24/14	10,000	9,635,601
Citibank Credit Card Issuance Trust, Ser. 2006-A1, Class A1	Aaa	1.026	%(f)	02/09/15	3,500	3,316,853
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7	Aaa	0.689	%(f)	12/17/18	11,700	10,316,945
Daimler Chrysler Auto Trust, Ser. 2006-D, Class A3	AAA(e)	4.980%		02/08/11	2,481	2,506,782
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2	Aaa	0.919	%(f)	07/15/10	967	967,535
GS Auto Loan Trust, Ser. 2006-1, Class A3	Aaa	5.370%		12/15/10	414	417,068
Honda Auto Receivables Owner Trust, Ser. 2006-3, Class A3	Aaa	5.120%		10/15/10	448	450,911
Honda Auto Receivables Owner Trust, Ser. 2007-1, Class A3	AAA(e)	5.100%		03/18/11	2,842	2,884,088
Honda Auto Receivables Owner Trust, Ser. 2007-2, Class A3	Aaa	5.460%		05/23/11	602	613,597
Honda Auto Receivables Owner Trust, Ser. 2007-3 Class A3	Aaa	0.499	%(f)	02/15/11	1,351	1,349,894
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A2	Aaa	3.770%		09/20/10	560	564,132
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.040%		01/17/12	1,047	1,069,196
MBNA Credit Card Master Note Trust, Ser. 2002-C3, Class C3	Baa1	1.669	%(f)	10/15/14	1,500	1,324,426
MBNA Credit Card Master Note Trust, Ser. 2004-A8, Class A8	Aaa	0.469	%(f)	01/15/14	2,000	1,949,746
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2	Aaa	0.379	%(f)	06/15/15	1,000	945,593

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (Continued)
MBNA Credit Card Master Note Trust, Ser. 2006-A5, Class A5	Aaa	0.379	%(f)	10/15/15	$1,500	$1,410,194
MBNA Credit Card Master Note Trust, Ser. 2006-C1, Class C1	Baa1	0.739	%(f)	07/15/15	7,000	5,642,349
Nissan Auto Receivables Owner Trust, Ser. 2008-B, Class A2	Aaa	3.800%		10/15/10	2,408	2,426,304
Nissan Auto Receivables Owner Trust, Ser. 2009-A, Class A2	Aaa	2.940%		07/15/11	10,000	10,132,625
USAA Auto Owner Trust, Ser. 2006-3, Class A3	Aaa	5.360%		02/15/11	211	211,711
USAA Auto Owner Trust, Ser. 2007-1, Class A3	Aaa	5.430%		10/17/11	648	660,379
USAA Auto Owner Trust, Ser. 2008-2, Class A2	Aaa	3.910%		01/15/11	507	510,515
Wachovia Auto Loan Owner Trust, Ser. 2006-2A, Class A3, 144A	Aaa	5.230%		08/22/11	547	550,832
World Omni Auto Receivables Trust, Ser. 2006-B, Class A3	Aaa	5.150%		11/15/10	195	195,164

TOTAL ASSET-BACKED SECURITIES (cost $94,848,994)						105,423,588

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.3%
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A3	AAA(e)	4.891%		07/10/45	2,000	1,839,446
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2	Aaa	5.334	%(f)	09/10/45	1,345	1,297,154
Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class A2	AAA(e)	5.713%		05/10/45	7,000	6,652,610
Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A2	AAA(e)	5.806%		07/10/44	5,000	4,079,706
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class A3	AAA(e)	5.395%		12/11/40	2,000	1,840,832
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR7, Class A2	Aaa	4.945%		02/11/41	1,893	1,875,442
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR8, Class A3	Aaa	4.550%		06/11/41	2,000	1,820,697
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Class A2	AAA(e)	5.426%		09/11/41	2,295	2,172,914
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Class A3	AAA(e)	5.209%		12/11/38	10,000	8,187,879
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A2	Aaa	5.205%		02/11/44	2,970	2,736,369
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Class A4	Aaa	5.537%		10/12/41	2,593	2,202,721
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW18, Class A2	AAA(e)	5.613%		06/11/50	10,235	9,245,607
Bear Stearns Commercial Mortgage Securities Ser. 2007-T26, Class A2	AAA(e)	5.330%		01/12/45	2,000	1,873,088
Bear Stearns Commercial Mortgage Securities Ser. 2007-T28, Class A2	AAA(e)	5.588%		09/11/42	1,210	1,100,905
Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class ASB	Aaa	5.917	%(f)	03/15/49	2,000	1,844,656
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A3	Aaa	5.399	%(f)	07/15/44	1,790	1,629,238
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A4	Aaa	5.399	%(f)	07/15/44	2,000	1,773,276
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A2	Aaa	5.560%		10/15/48	2,000	1,869,616
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A2B	Aaa	5.205%		12/11/49	26,275	24,033,132

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A2	Aaa	5.655%		11/15/44	$2,000	$1,838,498
Commercial Mortgage Pass Through Certificates, Ser. 2005-C6, Class A3	Aaa	5.144%		06/10/44	5,000	4,611,354
Commercial Mortgage Pass Through Certificates, Ser. 2006-C7, Class A3	AAA(e)	5.899	%(f)	06/10/46	6,625	5,751,975
Commercial Mortgage Pass Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%		12/10/46	15,605	14,419,153
Commercial Mortgage Pass Through Certificates, Ser. 2007-C9, Class A2	Aaa	5.811	%(f)	12/10/49	2,000	1,883,898
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4	AAA(e)	5.609	%(f)	02/15/39	5,800	4,692,338
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C2, Class A2	Aaa	5.846	%(f)	03/15/39	990	839,917
CS First Boston Mortgage Securities Corp., Ser. 2002-CKS4, Class A2	Aaa	5.183%		11/15/36	4,158	4,082,119
CS First Boston Mortgage Securities Corp., Ser. 2005-C3, Class A3	Aaa	4.645%		07/15/37	6,950	6,255,181
GE Capital Commercial Mortgage Corp, Ser. 2007-C1, Class A2	Aaa	5.417%		12/10/49	12,395	10,753,421
GE Capital Commercial Mortgage Corp., Ser. 2003-C2, Class A3	Aaa	4.950%		07/10/37	11,000	10,560,293
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A3	Aaa	6.115	%(f)	07/10/38	6,310	5,201,130
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class AAB	Aaa	6.115	%(f)	07/10/38	1,675	1,496,105
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%		03/10/39	18,970	17,811,290
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2	Aaa	5.778	%(f)	08/10/45	16,025	14,866,237
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class A5	Aaa	4.654%		01/12/37	6,219	5,376,331
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A3A1	Aaa	5.457	%(f)	01/12/43	10,000	9,059,603
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class A3	Aaa	4.959%		08/15/42	9,235	7,724,204
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A	Aaa	5.491	%(f)	12/12/44	3,790	3,330,639
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class A3B	Aaa	5.579%		05/12/45	10,000	8,370,499
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A3	Aaa	5.450%		12/12/43	3,335	2,940,334
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2	Aaa	6.051	%(f)	04/15/45	2,303	2,213,388
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3B	Aaa	6.065	%(f)	04/15/45	10,000	8,333,710
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3A	Aaa	5.388%		05/15/45	10,000	8,258,187
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-C1, Class A3	Aaa	5.790%		02/15/51	4,240	3,080,337
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2008-C2, Class A2	Aaa	5.855%		02/12/51	2,000	1,802,864
LB-UBS Commercial Mortgage Trust, Ser. 2006-C4, Class A2	Aaa	5.868	%(f)	06/15/32	10,000	9,611,480
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%		09/15/39	1,500	1,434,566
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A3	Aaa	5.337%		09/15/39	2,000	1,648,747

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust, Ser. 2007-C1, Class A2	AAA(e)	5.318%		02/15/40	$6,765	$6,406,075
LB-UBS Commercial Mortgage Trust, Ser. 2007-C2, Class A2	AAA(e)	5.303%		02/15/40	2,000	1,801,187
LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A2	Aaa	5.845%		07/15/40	2,000	1,828,991
LB-UBS Commercial Mortgage Trust, Ser. 2007-C7, Class A2	AAA(e)	5.588%		09/15/45	2,000	1,836,652
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A2	AAA(e)	5.439	%(f)	02/12/39	12,000	11,419,980
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A4	AAA(e)	5.600	%(f)	02/12/39	1,600	1,277,173
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class ASB	Aaa	6.072	%(f)	06/12/46	3,000	2,768,028
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A1	Aaa	5.549%		06/12/50	1,865	1,886,578
Morgan Stanley Capital I, Ser. 2005-HQ7, Class A4	Aaa	5.378	%(f)	11/14/42	1,745	1,538,228
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A2	AAA(e)	5.618%		07/12/44	10,000	9,477,319
Morgan Stanley Capital I, Ser. 2006-HQ10, Class A2	Aaa	5.283%		11/12/41	6,686	6,355,893
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A2	AAA(e)	5.283%		12/15/43	2,000	1,906,908
Morgan Stanley Capital I, Ser. 2006-T23, Class A4	AAA(e)	5.984	%(f)	08/12/41	2,000	1,691,918
Morgan Stanley Capital I, Ser. 2007-T25, Class A2	Aaa	5.507%		11/12/49	2,000	1,851,949
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3	Aaa	5.460	%(f)	12/15/44	2,000	1,798,861
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C24, Class A3	Aaa	5.558	%(f)	03/15/45	2,000	1,710,717
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%		07/15/45	15,000	14,021,007
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%		11/15/48	5,510	5,109,441
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A2	Aaa	5.421%		04/15/47	2,000	1,835,714
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A1	Aaa	5.686%		06/15/49	18,818	19,057,447
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2	Aaa	6.055	%(f)	02/15/51	14,315	13,053,768
Wachovia Bank Commercial Mortgage Trust. Ser. 2006-C28, Class A2	Aaa	5.500%		10/15/48	1,410	1,361,866

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $352,942,460)						366,318,786

CORPORATE BONDS — 50.5%
Aerospace/Defense — 0.9%
Boeing Co., Sr. Unsec’d. Notes(c)	A2	6.000%		03/15/19	5,575	6,079,125
General Dynamics Corp., Gtd. Notes	A2	5.250%		02/01/14	11,510	12,298,113
Raytheon Co., Sr. Unsec’d. Notes(c)	Baa1	5.375%		04/01/13	2,000	2,129,126
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	5.250%		07/15/19	2,240	2,315,878

						22,822,242

Airlines — 0.2%
American Airlines, Pass-thru Certs., Ser. 2009-1A	Baa3	10.375%		07/02/19	2,530	2,555,300
Continental Airlines, Inc., Pass-thru Certs.	Baa1	5.983%		04/19/22	1,850	1,526,250

						4,081,550

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Banking — 11.6%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	$10,375	$10,766,438
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(c)	A2	7.300%	08/20/13	2,000	2,079,418
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375%	08/15/11	1,500	1,533,546
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.650%	05/01/18	39,300	34,726,697
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	Aa2	4.500%	04/01/13	5,000	5,088,140
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	Aa2	5.125%	08/27/13	1,750	1,842,040
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	7,485	7,423,413
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	12,000	12,647,868
Capital One Bank USA NA, Sub. Notes	A3	8.800%	07/15/19	455	464,839
Capital One Financial Corp., Sr. Notes	Baa1	7.375%	05/23/14	4,900	5,052,782
Citigroup, Inc., Sr. Notes	A3	8.500%	05/22/19	1,750	1,780,168
Citigroup, Inc., Sr. Unsec’d. Notes(c)	A3	5.500%	04/11/13	4,650	4,358,189
Citigroup, Inc., Sr. Unsec’d. Notes(c)	A3	6.125%	05/15/18	15,000	13,119,915
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.500%	08/19/13	11,430	11,102,851
Credit Suisse (Switzerland). Sr. Unsec’d. Notes(c)	Aa1	5.500%	05/01/14	3,750	3,896,025
Credit Suisse (Switzerland), Sub. Notes	Aa2	6.000%	02/15/18	10,000	9,983,250
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	30,065	29,270,592
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	A1	7.500%	02/15/19	11,670	12,495,909
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	Aa3	6.000%	01/15/18	19,150	19,023,743
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	Aa3	6.300%	04/23/19	6,235	6,271,313
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	27,865	25,790,617
Morgan Stanley, Sr. Unsec’d. Notes(c)	A2	5.375%	10/15/15	2,225	2,180,168
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.450%	01/09/17	10,000	9,337,820
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	25,285	24,262,474
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	4,825	4,976,500
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	4,000	3,989,740
State Street Corp., Sr. Unsec’d. Notes	A1	4.300%	05/30/14	3,500	3,460,247
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa1	4.875%	06/10/14	1,115	1,140,517
US Bank NA, Sub. Notes	Aa2	6.375%	08/01/11	8,500	9,107,793
Wachovia Corp., Sr. Unsec’d. Notes, MTN(c)	A1	5.750%	02/01/18	10,000	9,821,060
Wells Fargo & Co., Sr. Unsec’d. Notes(c)	A1	4.375%	01/31/13	1,500	1,512,915
Wells Fargo & Co., Sr. Unsec’d. Notes(c)	A1	5.625%	12/11/17	9,000	8,858,997

					297,365,984

Cable — 1.7%
Comcast Corp., Gtd. Notes	Baa1	4.950%	06/15/16	5,635	5,527,586
Comcast Corp., Gtd. Notes	Baa1	5.875%	02/15/18	10,000	10,136,740
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	3,382	3,587,237
COX Communications, Inc., Notes, 144A (original cost $5,364,710; purchased 7/15/08 – 1/29/09)(c)(g)	Baa3	6.250%	06/01/18	5,800	5,733,474
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.750%	11/01/10	3,400	3,539,386
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.200%	07/01/13	2,750	2,897,521
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	04/01/19	1,490	1,690,579
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	8.750%	02/14/19	9,725	11,329,061

					44,441,584

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Capital Goods — 1.2%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.900%	08/15/13	$925	$921,513
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	7.050%	10/01/18	4,000	4,214,816
Caterpillar, Inc., Sr. Unsec’d. Notes(c)	A2	7.900%	12/15/18	5,000	5,766,705
ITT Corp., Sr. Unsec’d. Notes	Baa1	6.125%	05/01/19	2,445	2,512,824
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A	A1	5.750%	10/17/16	4,500	4,669,826
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	8,760	9,277,129
Waste Management, Inc., Gtd. Notes(c)	Baa3	7.375%	03/11/19	3,680	3,943,573

					31,306,386

Chemicals — 0.6%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	7,000	7,012,460
E.I. Du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000%	07/15/13	1,600	1,682,608
Monsanto Co., Sr. Unsec’d. Notes	A2	7.375%	08/15/12	5,500	6,291,428

					14,986,496

Consumer — 1.2%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	11,522	11,746,806
Kimberly-Clark Corp., Sr. Unsec’d. Notes	A2	7.500%	11/01/18	7,500	9,025,313
Procter & Gamble Co. (The), Notes	Aa3	4.700%	02/15/19	10,000	10,141,430

					30,913,549

Electric — 5.9%
Atlantic City Electric Co., First Mtge.	A3	7.750%	11/15/18	3,350	3,956,973
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mort.	Baa2	7.000%	03/01/14	7,340	7,923,750
Connecticut Light & Power Co., First. Ref. Mort.	A3	5.500%	02/01/19	2,400	2,504,950
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	7.125%	12/01/18	10,000	11,360,090
Consumers Energy Co., First Mtge.	Baa1	6.125%	03/15/19	1,000	1,046,296
Consumers Energy Co., First Mtge.	Baa1	6.700%	09/15/19	9,000	9,795,726
Delmarva Power & Light Co., First Mtge.	Baa1	6.400%	12/01/13	4,200	4,479,384
Detroit Edison Co. (The), Genl. Ref. Mort.	A3	6.400%	10/01/13	4,150	4,532,908
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	06/30/12	2,311	2,481,265
Duke Energy Carolinas LLC, First Ref. Mort.	A2	7.000%	11/15/18	8,000	9,326,184
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	5.800%	04/30/18	500	520,206
FPL Group Capital, Inc., Gtd. Notes	A2	6.000%	03/01/19	10,000	10,740,920
Georgia Power Co., Sr. Unsec’d. Notes	A2	6.000%	11/01/13	7,700	8,397,959
Indiana Michigan Power Co., Sr. Notes	Baa2	7.000%	03/15/19	2,000	2,149,548
Korea Hydro & Nuclear Power Co Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250%	06/17/14	5,547	5,533,255
Ohio Power Co., Sr. Unsec’d. Notes	A3	5.750%	09/01/13	2,000	2,092,988
Oncor Electric Delivery Co. Sec’d. Notes	Baa1	5.950%	09/01/13	700	728,383
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	8.250%	10/15/18	10,000	12,203,280
Pacificorp., First Mtge.(c)	A3	5.500%	01/15/19	2,000	2,115,240
Pacificorp., First Mtge.	A3	5.650%	07/15/18	850	904,261
Peco Energy Co., First Mtge., MTN	A2	5.600%	10/15/13	3,000	3,234,609
PPL Electric Utilities Corp., First Mtge.	A3	7.125%	11/30/13	5,000	5,611,990
Progress Energy Carolinas, Inc., First Mtge.	A2	5.300%	01/15/19	3,305	3,450,397
Progress Energy, Inc., Sr. Unsec’d. Notes(c)	Baa2	7.050%	03/15/19	6,000	6,657,000
Public Service Co. of Colorado, First Mtge.,	A3	5.800%	08/01/18	1,000	1,078,821
Public Service Electric & Gas Co., First Ref. Mort., MTN	A3	6.330%	11/01/13	14,000	15,305,668
Sierra Pacific Power Co., Genl. Ref. Mort.	Baa3	5.450%	09/01/13	1,275	1,307,808

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Electric (cont’d.)
Southern California Edison Co., First Ref. Mort.(c)	A2	5.500%	08/15/18	$4,250	$4,508,732
Southern California Edison Co., First Ref. Mort.	A2	5.750%	03/15/14	2,750	2,983,453
Toledo Edison Co. (The), First Mtge.(c)	Baa2	7.250%	05/01/20	3,500	3,896,960
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A1	6.000%	04/01/14	1,350	1,483,179

					152,312,183

Energy – Integrated — 1.4%
ConocoPhillips, Gtd. Notes(c)	A1	5.750%	02/01/19	10,000	10,510,150
Hess Corp., Sr. Unsec’d. Notes(c)	Baa2	8.125%	02/15/19	4,300	4,895,352
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	1,125	1,229,144
Marathon Oil Corp., Sr. Unsec’d. Notes(c)	Baa1	6.500%	02/15/14	3,850	4,115,843
Marathon Oil Corp., Sr. Unsec’d. Notes	Baa1	7.500%	02/15/19	1,800	1,964,614
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.050%	05/15/18	650	646,820
Shell International Financial B.V. (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	10,415	10,694,393
StatoilHydro ASA (Norway), Sr. Unsec’d. Notes	Aa2	5.250%	04/15/19	2,810	2,891,830

					36,948,146

Energy – Other — 0.9%
EnCana Corp., (Canada), Sr. Unsec’d. Notes(c)	Baa2	5.900%	12/01/17	3,250	3,331,725
EnCana Corp., (Canada), Sr. Unsec’d. Notes	Baa2	6.500%	05/15/19	1,415	1,516,888
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	6.000%	03/15/18	650	675,750
Valero Energy Corp., Sr. Unsec’d. Notes(c)	Baa2	9.375%	03/15/19	6,610	7,528,883
Weatherford International Ltd., Gtd. Notes	Baa1	7.000%	03/15/38	500	481,425
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	06/15/13	1,500	1,505,315
XTO Energy, Inc., Sr. Unsec’d. Notes(c)	Baa2	5.500%	06/15/18	2,425	2,429,998
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	12/15/13	5,050	5,309,722

					22,779,706

Food — 4.7%
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes, 144A(c)	Baa2	7.200%	01/15/14	4,050	4,354,244
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	11,175	12,221,606
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	3.625%	03/15/14	1,450	1,466,491
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	7.375%	03/03/14	8,700	9,951,921
ConAgra Foods, Inc., Notes(c)	Baa2	5.875%	04/15/14	4,500	4,770,783
Delhaize Group (Belgium), Sr. Unsec’d. Notes	Baa3	6.500%	06/15/17	1,000	1,021,173
Delhaize Group, Gtd. Notes	Baa3	5.875%	02/01/14	6,250	6,416,806
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.750%	10/23/17	3,500	3,651,424
Diageo Capital PLC (United Kingdom), Gtd. Notes(c)	A3	7.375%	01/15/14	7,595	8,593,401
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	08/15/13	750	792,144
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	02/15/19	4,210	4,400,140
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	09/10/12	13,380	14,279,216
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.700%	02/15/17	750	789,491
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	08/23/18	13,500	13,980,641
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	1,165	1,277,737
Kroger Co. (The), Gtd. Notes	Baa2	5.000%	04/15/13	2,550	2,608,637
Kroger Co. (The), Gtd. Notes	Baa2	6.150%	01/15/20	4,500	4,597,799
Kroger Co. (The), Gtd. Notes	Baa2	7.500%	01/15/14	7,000	7,832,790
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.350%	03/01/18	750	791,377
PepsiAmericas, Inc., Notes(c)	Baa1	4.375%	02/15/14	2,000	2,014,538
PepsiCo., Inc. Sr. Unsec’d. Notes	Aa2	7.900%	11/01/18	5,000	6,083,020
Safeway, Inc., Sr. Unsec’d. Notes(c)	Baa2	6.250%	03/15/14	2,335	2,505,791
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.350%	08/15/17	5,000	5,283,865

					119,685,035

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Healthcare & Pharmaceutical — 4.2%
Abbott Laboratories, Sr. Unsec’d. Notes(c)	A1	5.600%	11/30/17	$15,000	$16,067,009
Amgen, Inc., Sr. Unsec’d. Notes	A3	5.850%	06/01/17	8,690	9,221,029
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.900%	09/15/17	4,550	4,872,277
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000%	03/01/14	2,110	2,131,343
Eli Lilly & Co., Sr. Unsec’d. Notes(c)	A1	4.200%	03/06/14	6,550	6,743,625
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.650%	05/15/18	7,500	7,944,030
Johnson & Johnson, Unsec’d. Notes(c)	Aaa	5.550%	08/15/17	4,325	4,700,851
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.500%	02/15/14	6,000	6,401,514
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.500%	03/15/14	3,300	3,418,341
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	11,820	12,092,877
Pharmacia Corp., Sr. Unsec’d. Notes	Aa2	6.500%	12/01/18	13,000	14,427,283
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	8,140	8,679,527
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.000%	09/15/17	8,000	8,520,032
Wyeth, Sr. Unsec’d. Notes(c)	A3	5.450%	04/01/17	1,200	1,253,083

					106,472,821

Insurance — 1.7%
Aetna, Inc., Sr. Unsec’d. Notes(c)	A3	6.500%	09/15/18	7,652	7,665,414
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	7.450%	05/16/19	2,930	3,169,850
American International Group, Inc., Sr. Unsec’d. Notes, 144A	A3	8.250%	08/15/18	750	441,380
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	5.000%	08/15/13	3,500	3,671,791
Chubb Corp., Sr. Unsec’d. Notes	A2	5.750%	05/15/18	750	777,926
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	2,305	2,324,530
MetLife, Inc., Notes(c)	A2	7.717%	02/15/19	7,120	7,615,815
MetLife, Inc., Sr. Unsec’d. Notes(c)	A2	5.500%	06/15/14	3,341	3,368,035
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.800%	05/15/18	6,250	6,424,263
WellPoint, Inc., Sr. Unsec’d. Notes(c)	Baa1	6.000%	02/15/14	4,000	4,073,620
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	7.000%	02/15/19	4,200	4,341,821

					43,874,445

Media & Entertainment — 0.2%
News America, Inc., Gtd. Notes	Baa1	6.650%	11/15/37	400	359,806
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	5.500%	03/15/19	4,000	4,192,548

					4,552,354

Metals & Mining — 0.4%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Baa3	6.125%	06/01/18	750	656,250
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(c)	A1	6.500%	04/01/19	5,000	5,552,625
Nucor Corp., Sr. Unsec’d. Notes	A1	5.850%	06/01/18	650	674,140
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,350	1,358,460
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	9.000%	05/01/19	1,300	1,444,955

					9,686,430

Non-Captive Finance — 1.0%
General Electric Capital Corp., Sr. Unsec’d. Notes(c)	Aa2	4.800%	05/01/13	10,000	10,010,890
General Electric Capital Corp., Sr. Unsec’d. Notes(c)	Aa2	5.625%	05/01/18	13,235	12,517,438
General Electric Capital Corp., Sr. Unsec’d. Notes(c)	Aa2	5.900%	05/13/14	1,800	1,837,190

					24,365,518

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Non-Corporate — 0.7%
African Development Bank, Notes	Aaa	3.000%	05/27/14	$2,885	$2,829,761
Brazilian Government International, Unsub. Notes (Brazil)	Ba1	8.000%	01/15/18	9,000	10,080,000
Israel Government International Bonds (Israel)	A1	5.125%	03/26/19	3,000	2,978,016
Republic of Korea (South Korea), Sr. Unsec’d. Notes	A2	7.125%	04/16/19	1,500	1,615,109

					17,502,886

Non-Corporate Foreign Agency — 0.6%
Commonwealth Bank of Australia (Australia), Gov’t Liquid Gtd., 144A	Aaa	3.625%	06/25/14	14,600	14,697,046

Pipelines & Other — 0.4%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	2,735	3,194,059
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.000%	04/15/19	1,860	2,124,014
Plains All American Pipeline LP, Gtd. Notes(c)	Baa3	8.750%	05/01/19	2,020	2,292,193
TransCanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	6.500%	08/15/18	3,000	3,263,784

					10,874,050

Railroads — 1.1%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.750%	07/15/11	1,000	1,074,525
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	7.000%	02/01/14	10,000	10,698,110
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	5.550%	03/01/19	4,300	4,455,372
CSX Corp., Sr. Unsec’d. Notes	Baa3	7.900%	05/01/17	4,610	5,097,535
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	7.875%	01/15/19	5,930	6,787,976

					28,113,518

Retail & Merchandising — 1.3%
Costco Wholesale Corp., Sr. Unsec’d. Notes	A2	5.500%	03/15/17	1,000	1,058,671
CVS Caremark Corp., Notes	Baa2	6.600%	03/15/19	6,700	7,158,977
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,100	1,105,685
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	8,000	8,287,160
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	5.600%	09/15/12	2,215	2,368,737
Target Corp., Sr. Unsec’d. Notes(c)	A2	6.000%	01/15/18	2,000	2,120,448
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(c)	Aa2	4.125%	02/01/19	5,300	5,158,193
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.800%	02/15/18	2,750	2,995,696
Walgreen Co., Sr. Unsec’d. Notes(c)	A2	5.250%	01/15/19	3,475	3,614,938

					33,868,505

Sovereign — 2.0%
EDF SA (France), Notes, 144A(c)	Aa3	5.500%	01/26/14	4,710	5,070,913
Korea Development Bank/Republic of Korea, Sr. Notes (South Korea)	A2	8.000%	01/23/14	3,000	3,253,152
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.875%	03/01/18	10,000	9,829,120
Societe Financement de l’Economie Francaise, Gov’t Liquid Gtd. (France), 144A	Aaa	2.250%	06/11/12	34,120	33,918,814

					52,071,999

Technology — 1.7%
Cisco Systems, Inc., Sr. Unsec’d. Notes(c)	A1	4.950%	02/15/19	3,585	3,584,821
Dell, Inc., Sr. Unsec’d. Notes	A2	4.700%	04/15/13	1,000	1,029,147
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	6.125%	03/01/14	3,800	4,188,645

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Technology (cont’d.)
International Business Machines Corp., Sr. Unsec’d. Notes(c)	A1	7.625%	10/15/18	$15,360	$18,359,454
Nokia Oyj Corp., Sr. Unsec’d. Notes (Finland)	A1	5.375%	05/15/19	3,370	3,409,547
Oracle Corp., Sr. Unsec’d. Notes	A2	5.000%	07/08/19	2,900	2,889,183
Oracle Corp., Sr. Unsec’d. Notes(c)	A2	5.750%	04/15/18	9,000	9,493,587

					42,954,384

Telecommunications — 3.7%
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	4.850%	02/15/14	7,000	7,260,400
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.500%	02/01/18	2,710	2,706,035
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.600%	05/15/18	1,530	1,538,260
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	5.800%	02/15/19	7,100	7,208,680
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	6.700%	11/15/13	7,000	7,687,561
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(c)	Baa2	5.150%	01/15/13	1,000	996,550
Deutsche Telekom International Finance (Netherlands), Gtd. Notes	Baa1	8.500%	06/15/10	1,350	1,419,748
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	6.750%	08/20/18	4,000	4,245,256
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	4,140	4,043,091
Rogers Communications. Inc. (Canada), Gtd. Notes (c)	Baa2	6.800%	08/15/18	3,800	4,073,699
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999%	06/04/18	1,000	1,011,656
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	6,310	6,396,415
Telefonica Emisiones SAU (Spain), Gtd. Notes(c)	Baa1	6.221%	07/03/17	4,000	4,231,860
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	6.421%	06/20/16	3,600	3,849,160
TELUS Corp. (Canada), Sr. Unsec’d. Notes,	Baa1	8.000%	06/01/11	3,350	3,595,455
Verizon Wireless Cap. LLC, Sr. Unsec’d. Notes, 144A	A2	8.500%	11/15/18	25,300	30,235,852
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.625%	02/27/17	3,500	3,554,859

					94,054,537

Tobacco — 1.2%
Altria Group, Inc., Gtd. Notes	Baa1	7.750%	02/06/14	1,660	1,829,843
Altria Group, Inc., Gtd. Notes(c)	Baa1	9.250%	08/06/19	7,100	7,972,668
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	5,440	6,236,666
Lorillard Tobacco Co., Sr. Notes	Baa2	8.125%	06/23/19	1,995	2,064,356
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	1,500	1,574,081
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	6.875%	03/17/14	10,775	12,157,637

					31,835,251

TOTAL CORPORATE BONDS (cost $1,209,716,309)					1,292,566,605

MUNICIPAL BONDS — 0.3%
California
State of California, Taxable Var. Purp. 3, G.O.	A2	5.450%	04/01/15	5,975	5,852,811
State of California, Taxable Var. Purp. 3, G.O.	A2	5.950%	04/01/16	2,500	2,401,125

TOTAL MUNICIPAL BONDS (cost $8,524,576)					8,253,936

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT 1, Class A2	Aaa	0.674	%(f)	10/25/34	$510	$369,166
Countrywide Asset-Backed Certificates, Ser. 2004-6, Class 2A5	Aaa	0.704	%(f)	11/25/34	2,228	1,480,373
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB4, Class AF2	Aaa	4.751%		08/25/35	652	637,522
Fieldstone Mortgage Investment Corp, Ser. 2005-1, Class M3	A1	0.854	%(f)	03/25/35	4,882	4,347,409
GSAMP Trust, Ser. 2005-WMC1, Class A4	Aa1	0.694	%(f)	09/25/35	3,890	3,316,218
HFC Home Equity Loan Asset Backed Certificates, Ser. 2007-3, Class A1	Aaa	1.115	%(f)	11/20/36	6,890	6,452,813
Home Equity Asset Trust, Ser. 2005-5, Class 2A2	Aaa	0.564	%(f)	11/25/35	2,288	2,093,131
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2	Aaa	1.394	%(f)	03/25/33	685	419,801
Morgan Stanley Capital, Inc., Ser. 2004-NC5, Class M1	Aa2	0.914	%(f)	05/25/34	1,958	814,540
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-3, Class AF3	Aaa	4.437	%(f)	07/25/35	897	812,607
Residential Asset Mortgage Products, Inc., Ser. 2004-RZ1, Class AI5	Aaa	4.070	%(f)	07/25/32	1,017	970,239
Wells Fargo Home Equity Trust, Ser. 2005-3, Class AI1A	Aaa	0.584	%(f)	11/25/35	629	606,897

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $21,925,119)						22,320,716

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
Federal Home Loan Bank		1.375%		05/16/11	3,850	3,861,862
Federal Home Loan Bank(c)		4.875%		05/17/17	21,300	22,870,705
Federal Home Loan Bank(c)(i)		5.000%		11/17/17	21,200	22,559,217
Federal Home Loan Mortgage Corp.(c)		5.000%		04/18/17	12,000	13,100,268
Federal Home Loan Mortgage Corp.		5.125%		10/18/16	48,000	52,567,104
Federal National Mortgage Association		5.000%		05/11/17	41,605	45,180,242
Federal National Mortgage Association		5.250%		09/15/16	12,750	14,053,802

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $166,518,422)						174,193,200

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION — 0.3%
Federal Home Loan Mortgage Corp. (cost $7,562,308)		5.000%		12/01/35-05/01/37	7,368	7,516,988

U.S. TREASURY OBLIGATIONS — 15.1%
United States Treasury Bond(c)(i)		3.500%		02/15/39	8,425	7,285,013
United States Treasury Bond		4.250%		05/15/39	16,695	16,525,379
United States Treasury Bond(d)(i)		7.875%		02/15/21	33,345	45,271,039
United States Treasury Bond		8.500%		02/15/20	21,000	29,531,250
United States Treasury Bond		8.750%		05/15/20	300	428,813
United States Treasury Bond(c)		8.750%		08/15/20	27,111	38,836,508
United States Treasury Inflation Index Note(c)		1.875%		07/15/13	12,138	12,448,547
United States Treasury Inflation Index Note		2.000%		07/15/14	40	40,519
United States Treasury Inflation Index Note(c)		2.000%		01/15/14	20,194	20,654,972
United States Treasury Note		1.125%		06/30/11	1,795	1,795,144
United States Treasury Note(c)		1.875%		06/15/12	1,350	1,359,815
United States Treasury Note(c)		3.125%		05/15/19	18,665	18,052,601
United States Treasury Note		3.250%		06/30/16	44,505	44,664,940
United States Treasury Strip(c)(h)		4.130%		11/15/19	50,500	33,175,975
United States Treasury Strip(h)		4.260%		05/15/20	480	303,599
United States Treasury Strip(c)(h)(i)		4.410%		05/15/21	101,000	60,167,214

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (Continued)
United States Treasury Strip(c)(h)(i)	5.310%	05/15/20	$49,000	$30,900,086
United States Treasury Strip(h)	5.500%	11/15/20	40,030	24,478,425

TOTAL U.S. TREASURY OBLIGATIONS (cost $378,126,229)				385,919,839

TOTAL LONG-TERM INVESTMENTS (cost $2,240,164,417)				2,362,513,658

			Shares
SHORT-TERM INVESTMENT — 20.3%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund – Taxable Money Market Series (cost $520,905,124; includes $391,161,907 of cash collateral for securities on loan) (Note 4)(a)(b)			520,905,124	520,905,124

TOTAL INVESTMENTS — 112.6% (cost $2,761,069,541)				2,883,418,782
Liabilities in excess of other assets(j) — (12.6%)				(323,643,779)

NET ASSETS — 100.0%				$2,559,775,003

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

G.O.	General Obligation

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	All or portion of security is on loan. The aggregate market value of such securities is $382,367,973; cash collateral of $391,161,907 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	All or portion of security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	Indicates a variable rate security.

(g)	Indicates a restricted security; the aggregate original cost of such security is $5,364,710. The aggregate value of $5,733,474 is approximately 0.2% of net assets.

(h)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2009.

(i)	All or portion of security segregated as collateral for swap agreements.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
912	5 Year U.S. Treasury Notes	Sept. 09	$386,381,365	$391,698,891	$5,317,526
3,369	10 Year U.S. Treasury Notes	Sept. 09	103,996,159	104,623,500	627,341

					$5,944,867

Short Positions:
207	2 Year U.S. Treasury Notes	Sept. 09	44,664,046	44,757,282	$(93,236)
813	U.S. Long Bond	Sept. 09	98,208,881	96,226,172	1,982,709

					$1,889,473

					$7,834,340

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	11/12/2015	$82,000	3.933%	3 month LIBOR	$3,317,955	$—	$3,317,955
Barclays Bank PLC(1)	12/4/2015	59,000	2.850%	3 month LIBOR	(1,507,514)	—	(1,507,514)
Barclays Bank PLC(1)	11/24/2018	23,500	3.265%	3 month LIBOR	(767,669)	—	(767,669)
Barclays Bank PLC(1)	3/4/2019	47,000	3.228%	3 month LIBOR	(1,470,378)	—	(1,470,378)
Barclays Bank PLC(2)	5/1/2016	117,000	2.848%	3 month LIBOR	3,597,150	—	3,597,150
Citibank NA(1)	10/17/2013	30,500	4.173%	3 month LIBOR	1,982,071	—	1,982,071
Citibank NA(1)	10/20/2018	33,000	4.500%	3 month LIBOR	2,359,096	—	2,359,096
Citibank NA(1)	3/2/2019	40,000	3.29%	3 month LIBOR	(1,032,866)	—	(1,032,866)
Citibank NA(1)	6/1/2019	65,500	3.855%	3 month LIBOR	743,486	—	743,486
Citibank NA(2)	11/7/2013	123,000	3.488%	3 month LIBOR	(4,136,295)	—	(4,136,295)
Citibank NA(2)	10/21/2018	16,000	4.523%	3 month LIBOR	(1,171,780)	—	(1,171,780)
Citibank NA(2)	11/7/2018	68,000	4.138%	3 month LIBOR	(2,714,323)	—	(2,714,323)
Citibank NA(2)	12/11/2018	38,000	2.984%	3 month LIBOR	2,174,170	—	2,174,170
Deutsche Bank AG(1)	10/10/2013	96,000	3.500%	3 month LIBOR	3,536,890	—	3,536,890
Deutsche Bank AG(1)	6/23/2019	18,500	4.156%	3 month LIBOR	655,236	—	655,236
Deutsche Bank AG(2)	5/7/2019	36,000	3.320%	3 month LIBOR	1,164,378	—	1,164,378
Deutsche Bank AG(2)	11/15/2019	28,417	4.546%	3 month LIBOR	(2,491,522)	—	(2,491,522)
Deutsche Bank AG(2)	5/15/2020	27,616	4.246%	3 month LIBOR	(1,380,562)	—	(1,380,562)
Deutsche Bank AG(2)	5/15/2021	26,415	4.446%	3 month LIBOR	(1,836,866)	—	(1,836,866)
Deutsche Bank AG(2)	5/15/2021	26,502	4.419%	3 month LIBOR	(1,748,986)	—	(1,748,986)
JPMorgan Chase Bank(1)	10/2/2013	173,000	3.889%	3 month LIBOR	9,377,113	—	9,377,113
JPMorgan Chase Bank(1)	10/7/2013	21,750	3.868%	3 month LIBOR	1,149,123	—	1,149,123
JPMorgan Chase Bank(1)	1/30/2016	58,500	2.480%	3 month LIBOR	(2,526,148)	—	(2,526,148)
JPMorgan Chase Bank(1)	10/29/2018	45,000	4.110%	3 month LIBOR	1,743,938	—	1,743,938
JPMorgan Chase Bank(1)	1/20/2019	37,500	2.350%	3 month LIBOR	(3,888,953)	—	(3,888,953)
JPMorgan Chase Bank(1)	3/6/2019	28,000	3.248%	3 month LIBOR	(830,608)	—	(830,608)
JPMorgan Chase Bank(1)	3/9/2019	30,000	3.180%	3 month LIBOR	(1,076,049)	—	(1,076,049)
JPMorgan Chase Bank(2)	12/10/2011	22,300	2.335%	3 month LIBOR	(293,091)	—	(293,091)
JPMorgan Chase Bank(2)	9/23/2013	76,000	4.035%	3 month LIBOR	(4,886,521)	—	(4,886,521)
JPMorgan Chase Bank(2)	9/24/2013	181,000	4.113%	3 month LIBOR	(12,226,475)	—	(12,226,475)
JPMorgan Chase Bank(2)	10/27/2013	135,640	3.535%	3 month LIBOR	(4,962,130)	—	(4,962,130)
JPMorgan Chase Bank(2)	12/8/2018	20,250	2.900%	3 month LIBOR	1,292,204	—	1,292,204
JPMorgan Chase Bank(2)	12/12/2018	11,500	2.960%	3 month LIBOR	680,884	—	680,884
Merrill Lynch Capital Services, Inc.(1)	11/25/2015	72,300	3.198%	3 month LIBOR	(286,581)	—	(286,581)
Merrill Lynch Capital Services, Inc.(1)	2/3/2016	27,500	2.725%	3 month LIBOR	(769,392)	—	(769,392)
Merrill Lynch Capital Services, Inc.(1)	6/16/2018	1,600	4.915%	3 month LIBOR	159,604	—	159,604
Merrill Lynch Capital Services, Inc.(1)	9/18/2018	23,000	3.95%	3 month LIBOR	747,937	—	747,937
Merrill Lynch Capital Services, Inc.(1)	9/22/2018	75,000	4.135%	3 month LIBOR	3,552,558	—	3,552,558
Merrill Lynch Capital Services, Inc.(1)	10/2/2018	97,000	4.324%	3 month LIBOR	5,717,244	—	5,717,244
Merrill Lynch Capital Services, Inc.(1)	10/14/2018	140,000	4.445%	3 month LIBOR	9,464,426	—	9,464,426
Merrill Lynch Capital Services, Inc.(2)	12/15/2011	24,250	2.071%	3 month LIBOR	(156,513)	—	(156,513)
Merrill Lynch Capital Services, Inc.(2)	12/15/2018	27,000	2.915%	3 month LIBOR	1,706,887	—	1,706,887
Merrill Lynch Capital Services, Inc.(2)	1/12/2019	150,000	2.560%	3 month LIBOR	12,726,887	—	12,726,887
Morgan Stanley Capital Services(2)	6/17/2011	29,500	1.670%	3 month LIBOR	(104,882)	—	(104,882)
Morgan Stanley Capital Services(1)	1/23/2014	225,000	2.113%	3 month LIBOR	(5,383,091)	—	(5,383,091)
Morgan Stanley Capital Services(1)	6/17/2014	25,000	3.190%	3 month LIBOR	292,290	—	292,290
Morgan Stanley Capital Services(2)	6/23/2014	14,600	3.247%	3 month LIBOR	(201,468)	—	(201,468)
Morgan Stanley Capital Services(2)	4/7/2019	20,000	2.985%	3 month LIBOR	1,163,303	—	1,163,303
Morgan Stanley Capital Services(1)	6/17/2019	7,000	4.030%	3 month LIBOR	(173,652)	—	(173,652)
Morgan Stanley Capital Services(2)	3/18/2012	90,000	2.023%	3 month LIBOR	(589,663)	—	(589,663)
Morgan Stanley Capital Services(2)	3/27/2014	260,275	2.385%	3 month LIBOR	4,142,086	—	4,142,086
Morgan Stanley Capital Services(2)	3/17/2019	110,000	3.113%	3 month LIBOR	4,655,504	—	4,655,504
Royal Bank of Scotland(1)	2/4/2016	55,000	2.755%	3 month LIBOR	(1,437,813)	—	(1,437,813)
Royal Bank of Scotland(1)	10/9/2018	29,000	4.145%	3 month LIBOR	1,261,686	—	1,261,686
Royal Bank of Scotland(2)	1/7/2014	30,500	2.314%	3 month LIBOR	389,998	—	389,998

					$19,702,313	$—	$19,702,313

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$105,423,588	$—
Commercial Mortgage-Backed Securities	—	366,318,786	—
Corporate Bonds	—	1,292,566,605	—
Municipal Bonds	—	8,253,936	—
Residential Mortgage-Backed Securities	—	22,320,716	—
U.S. Government Agency Obligations	—	174,193,200	—
U.S. Government Mortgage-Backed Obligation	—	7,516,988	—
U.S. Treasury Obligations	—	385,919,839	—
Affiliated Money Market Mutual Fund	520,905,124	—	—

	$520,905,124	$2,362,513,658	$—
Other Financial Instruments*	7,834,340	19,702,313	—

Total	$528,739,464	$2,382,215,971	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 12/31/08	$(23,162,734)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	23,162,734

Balance as of 6/30/09	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (15.3% represents investments purchased with collateral from securities on loan)	20.3%
U.S. Treasury Obligations	15.1
Commercial Mortgage-Backed Securities	14.3
Banking	11.6
U.S. Government Agency Obligations	6.8
Electric	5.9
Food	4.7
Healthcare & Pharmaceutical	4.2
Asset-Backed Securities	4.1
Telecommunications	3.7
Sovereign	2.0
Cable	1.7
Insurance	1.7
Technology	1.7
Energy – Integrated	1.4
Retail & Merchandising	1.3
Capital Goods	1.2
Consumer	1.2
Tobacco	1.2
Railroads	1.1
Non-Captive Finance	1.0
Aerospace/Defense	0.9
Energy – Other	0.9
Residential Mortgage-Backed Securities	0.9
Non-Corporate	0.7
Chemicals	0.6
Non-Corporate Foreign Agency	0.6
Metals & Mining	0.4
Pipelines & Other	0.4
Municipal Bonds	0.3
U.S. Government Mortgage-Backed Obligation	0.3
Airlines	0.2
Media & Entertainment	0.2

112.6
Liabilities in excess of other assets	(12.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swap agreements	$79,754,104		Unrealized depreciation on swap agreements	$60,051,791
Interest rate contracts	Due to broker — variation margin	7,927,576	*	Due to broker — variation margin	93,236	*

Total		$87,681,680			$60,145,027

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Written Options	Total
Interest rate contracts	$(22,381,589)	$86,884,879	$(402,204)	$134,174	$64,235,260
Credit contracts	—	(20,132,429)	—	—	(20,132,429)

Total	$(22,381,589)	$66,752,450	$(402,204)	$134,174	$44,102,831

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$11,131,131	$(68,962,230)	$(57,831,099)
Credit contracts	—	(2,688,512)	(2,688,512)

Total	$11,131,131	$(71,650,742)	$(60,519,611)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments, at value, including securities on loan of $382,367,973:
Unaffiliated investments (cost $2,240,164,417)	$2,362,513,658
Affiliated investments (cost $520,905,124)	520,905,124
Cash	16,394
Receivable for investments sold	114,338,037
Unrealized appreciation on swap agreements	79,754,104
Dividends and interest receivable	26,345,433
Prepaid expenses	415

Total Assets	3,103,873,165

LIABILITIES:
Collateral for securities on loan	391,161,907
Payable for investments purchased	88,733,702
Unrealized depreciation on swap agreements	60,051,791
Payable for fund share repurchased	1,769,441
Advisory fees payable	1,338,654
Due to broker-variation margin	719,153
Shareholder servicing fees payable	164,540
Accrued expenses and other liabilities	158,076
Affiliated transfer agent fee payable	898

Total Liabilities	544,098,162

NET ASSETS	$2,559,775,003

Net assets were comprised of:
Paid-in capital	$2,243,703,203
Retained earnings	316,071,800

Net assets, June 30, 2009	$2,559,775,003

Net asset value and redemption price per share, $2,559,775,003 / 234,348,885 outstanding shares of beneficial interest	$10.92

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest	$75,362,758
Affiliated income from securities lending, net	1,233,600
Affiliated dividend income	755,204

77,351,562

EXPENSES
Advisory fees	10,009,592
Shareholder servicing fees and expenses	1,203,874
Custodian and accounting fees	316,000
Loan interest expense (Note 7)	36,729
Trustees’ fees	20,000
Audit fee	12,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	6,000
Insurance expenses	2,000
Miscellaneous	19,437

Total expenses	11,640,632

NET INVESTMENT INCOME	65,710,930

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	58,356,176
Short sale transactions	(2,453,652)
Futures transactions	(22,381,589)
Swap agreement transactions	66,752,450
Options written transactions	134,174

100,407,559

Net change in unrealized appreciation (depreciation) on:
Investments	(6,946,586)
Short sales	499,548
Futures	11,131,131
Swap agreements	(71,650,742)

(66,966,649)

NET GAIN ON INVESTMENTS	33,440,910

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,151,840

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	January 28, 2008* through December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$65,710,930	$30,859,496
Net realized gain on investment transactions	100,407,559	35,541,410
Net change in unrealized appreciation (depreciation) on investments	(66,966,649)	216,852,543

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	99,151,840	283,253,449

DISTRIBUTIONS	(66,333,489)	—

FUND SHARE TRANSACTIONS:
Fund share sold [196,630,932 and 485,984,996 shares, respectively]	2,126,864,463	4,854,327,763
Fund shares issued in reinvestment of distributions [6,193,603 and 0 shares, respectively]	66,333,489	—
Fund share repurchased [228,657,600 and 225,803,046 shares, respectively]	(2,503,412,365)	(2,300,410,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(310,214,413)	2,553,917,616

TOTAL INCREASE (DECREASE) IN NET ASSETS	(277,396,062)	2,837,171,065
NET ASSETS:
Beginning of period	2,837,171,065	—

End of period	$2,559,775,003	$2,837,171,065

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 93.6%
BANK LOANS(c) — 1.4%
Financial – Brokerage — 0.6%
Nuveen Investments, Inc.	NR	3.31%	11/13/14	$2,494	$1,929,490

Healthcare Services — 0.6%
Biomet, Term B	NR	3.608%	03/25/15	1,990	1,855,330

Medical Supplies & Equipment — 0.2%
HCA, Inc., Term A	NR	2.348%	11/17/12	856	776,116

TOTAL BANK LOANS (cost $4,250,010)					4,560,936

CONVERTIBLE BONDS — 11.3%
Aerospace/Defense — 0.8%
Alliant Techsystems, Inc., Gtd. Notes	B1	2.75%	02/15/24	1,000	1,071,250
GenCorp, Inc., Sub. Notes	Caa2	2.25%	11/15/24	675	328,219
L-3 Communications Corp., Gtd. Notes	Ba3	3.00%	08/01/35	1,250	1,201,562

					2,601,031

Beverages — 0.4%
Molson Coors Brewing Co., Gtd. Notes	BBB-(d)	2.50%	07/30/13	1,250	1,334,375

Building & Construction — 0.2%
D.R. Horton, Inc., Sr. Notes	Ba3	2.00%	05/15/14	500	477,500

Cable Television — 0.6%
General Cable Corp., Gtd. Notes	B1	1.00%	10/15/12	2,500	1,962,500

Chemicals — 0.1%
Ferro Corp., Sr. Unsec’d. Notes	B2	6.50%	08/15/13	600	303,000

Computer Hardware — 0.3%
Intel Corp., Jr. Sub. Notes	A-(d)	2.95%	12/15/35	1,000	840,000

Diversified Capital Goods — 0.1%
Ingersoll-Rand Co. Ltd., Gtd. Notes (Bermuda)	Baa1	4.50%	04/15/12	300	401,625

Electronic Components & Equipment — 0.5%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	CCC+(d)	5.75%	08/15/12	600	369,000
Itron, Inc., Sr. Sub. Notes	B-(d)	2.50%	08/01/26	1,200	1,317,000

					1,686,000

Electronics — 0.5%
FLIR Systems, Inc., Sr. Unsec’d. Notes	NR	3.00%	06/01/23	400	819,500
Millipore Corp., Sr. Unsec’d. Notes	BB-(d)	3.75%	06/01/26	1,000	987,500

					1,807,000

Energy — 0.3%
Evergreen Solar, Inc., Sr. Unsec’d. Notes	NR	4.00%	07/15/13	550	227,563
Quicksilver Resources, Inc., Sub. Notes	B-(d)	1.875%	11/01/24	1,000	911,250

					1,138,813

Financial Service — 0.2%
Textron, Inc., Sr. Unsec’d. Notes	BBB-(d)	4.50%	05/01/13	800	802,000

Hotels — 0.3%
Host Hotels & Resorts LP, Sr. Sec’d. Notes, 144A	BB+(d)	2.625%	04/15/27	1,000	848,750

Integrated Energy — 0.2%
SunPower Corp., Sr. Unsec’d. Notes	NR	4.75%	04/15/14	650	741,813

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (Continued)
Machinery — 0.3%
Roper Industries, Inc., Sr. Sub. Notes	Ba1	3.873	% (j)	01/15/34	$2,000	$1,127,500

Metals & Mining — 0.4%
Newmont Mining Corp., Gtd. Notes	BBB+(d)	1.25%		07/15/14	1,350	1,463,062

Metals/Mining Excluding Steel — 0.4%
Placer Dome, Inc., Sr. Unsec’d. Notes (Canada)	Baa1	2.75%		10/15/23	1,000	1,405,000

Non-Food & Drug Retailers — 0.1%
Saks, Inc., Notes, 144A	NR	7.50%		12/01/13	230	240,063

Oil Field Equipment & Services — 0.2%
Hanover Compress Co., Sr. Unsec’d. Notes	B1	4.75%		01/15/14	1,000	765,000

Pharmaceuticals — 1.2%
BioMarin Pharmaceutical, Inc., Sr. Sub. Notes	B-(d)	2.50%		03/29/13	1,000	1,088,750
Gilead Sciences, Inc., Sr. Unsec’d. Notes	NR	0.625%		05/01/13	1,000	1,291,250
Teva Pharmaceutical Finance Co. BV, Gtd. Notes (Israel)	Baa2	1.75%		02/01/26	1,550	1,741,812

						4,121,812

Real Estate Investment Trusts — 0.4%
ProLogis, Sr. Unsec’d. Notes	BBB-(d)	2.25%		04/01/37	1,500	1,200,000

Software Services — 1.3%
Blackboard, Inc., Sr. Unsec’d. Notes	BB-(d)	3.25%		07/01/27	500	455,000
Cadence Design Systems, Inc., Sr. Unsec’d. Notes	NR	1.375%		12/15/11	600	492,750
EMC Corp., Sr. Unsec’d. Notes	A-(d)	1.75%		12/01/11	1,250	1,293,750
Equinix, Inc., Sub. Notes	B-(d)	2.50%		04/15/12	1,250	1,118,750
Symantec Corp., Sr. Unsec’d. Notes	NR	0.75%		06/15/11	1,000	1,007,500

						4,367,750

Steel Producers/Products — 0.1%
ArcelorMittal, Sr. Unsec’d. Notes (Luxembourg)	Baa3	5.00%		05/15/14	370	467,125

Support Services — 0.5%
CRA International, Inc., Sr. Sub. Notes	NR	2.875%		06/15/34	1,500	1,494,375

Telecom – Wireless — 0.2%
NII Holdings, Inc., Sr. Unsec’d. Notes	NR	2.75%		08/15/25	750	701,250

Telecommunications — 1.7%
Ciena Corp., Sr. Unsec’d. Notes	B+(d)	0.25%		05/01/13	1,250	821,875
JDS Uniphase Corp., Sr. Unsec’d. Notes	NR	1.00%		05/15/26	1,000	740,000
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	NR	4.00%		10/01/14	2,000	2,010,000
Virgin Media, Inc., Sr. Unsec’d. Notes, 144A	NR	6.50%		11/15/16	2,000	1,550,000
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)(a)	B2	9.50%		08/15/16	400	394,000

						5,515,875

TOTAL CONVERTIBLE BONDS (cost $38,472,154)						37,813,219

CORPORATE OBLIGATIONS — 77.2%
Aerospace/Defense — 0.9%
L-3 Communications Corp., Gtd. Notes	Ba3	6.125%		01/15/14	1,500	1,395,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	1,450	1,337,625
Vought Aircraft Industry, Inc., Sr. Notes	Caa1	8.00%		07/15/11	500	312,500

						3,045,125

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Auto Loans — 0.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.25%		10/25/11	$1,000	$864,938
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	9.875%		08/10/11	1,150	1,063,811
Ford Motor Credit Co. LLC, Unsec’d. Notes	Caa1	8.00%		06/01/14	1,500	1,213,677

						3,142,426

Automotive — 0.1%
Ford Motor Co., Sr. Unsec’d. Notes(a)	Ca	9.50%		09/15/11	250	207,500

Automotive Parts & Equipment — 1.1%
Cooper-Standard Automotive, Inc., Gtd. Notes	Ca	8.375%		12/15/14	1,500	90,000
Goodyear Tire & Rubber Co. (The) Sr. Unsec’d. Notes	B1	10.50%		05/15/16	925	934,250
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%		08/15/14	950	741,000
Tenneco, Inc., Gtd. Notes	Caa2	8.625%		11/15/14	1,000	720,000
TRW Automotive, Inc., Gtd. Notes, 144A	Caa2	7.25%		03/15/17	1,500	1,035,000

						3,520,250

Banking — 1.0%
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.75%		12/01/17	2,200	1,958,942
JPMorgan Chase & Co., Jr. Sub. Notes	A2	7.90	%(c)	04/29/49	805	704,456
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba1	5.00%		11/12/13	675	555,968

						3,219,366

Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.75%		01/15/19	1,500	1,640,484
Brown-Forman Corp., Sr. Unsec’d. Notes	A2	5.00%		02/01/14	400	412,157
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		05/15/17	1,050	971,250

						3,023,891

Biotechnology — 0.2%
Amgen, Inc., Sr. Notes	A3	5.70%		02/01/19	600	633,007

Building & Construction — 0.3%
Lennar Corp., Sr. Unsec’d. Notes, 144A(a)	B3	12.25%		05/15/17	900	945,000
William Lyon Homes, Inc., Gtd. Notes	Caa3	10.75%		04/01/13	625	221,875

						1,166,875

Building Materials — 0.4%
Belden, Inc., Gtd. Notes	Ba2	7.00%		03/15/17	850	752,250
Owens Corning, Gtd. Notes	Ba1	9.00%		06/15/19	450	436,488

						1,188,738

Cable Television — 0.7%
CCH I Holdings LLC, Gtd. Notes(i)	D(d)	11.75%		05/15/14	2,875	17,969
CCH I Holdings LLC, Sr. Sec’d. Notes(i)	D(d)	11.00%		10/01/15	1,500	180,000
General Cable Corp., Gtd. Notes(a)	B1	7.125%		04/01/17	1,500	1,361,250
Time Warner Cable Inc., Gtd. Notes	Baa2	7.50%		04/01/14	750	826,197

						2,385,416

Chemicals — 2.6%
Ashland, Inc., Gtd. Notes, 144A	Ba3	9.125%		06/01/17	1,075	1,118,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.55%		05/15/19	2,000	2,003,560
Equistar Chemicals LP, Sr. Sec’d. Notes(i)	C	7.55%		02/15/26	3,500	1,102,500
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	Ca	8.50%		02/15/16	2,000	620,000

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes(a)	Baa3	7.30%	01/15/28	$1,800	$1,533,494
Nalco Co., Sr. Notes, 144A	Ba2	8.25%	05/15/17	1,250	1,256,250
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%	11/15/14	1,250	1,175,000

					8,808,804

Clothing & Apparel — 0.5%
Levi Strauss & Co., Sr. Unsec’d. Notes(a)	B2	8.875%	04/01/16	1,750	1,693,125

Computer Services & Software — 0.1%
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	500	397,500

Consumer Discretionary — 0.3%
INVISTA, Sr. Unsec’d. Notes, 144A	Ba3	9.25%	05/01/12	900	848,250

Consumer Products — 0.8%
Heinz (H.J.) Co., Sr. Unsec’d. Notes	Baa2	5.35%	07/15/13	1,000	1,045,558
Whirlpool Corp., Notes	Baa3	8.60%	05/01/14	1,650	1,724,250

					2,769,808

Consumer Products & Services — 0.6%
Elizabeth Arden, Inc., Gtd. Notes	B1	7.75%	01/15/14	1,500	1,297,500
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	10.60%	04/15/19	750	862,528

					2,160,028

Diversified Capital Goods — 1.9%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	1,125	1,023,750
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes (Bermuda)	Baa1	9.50%	04/15/14	1,450	1,589,409
Mueller Water Products, Inc., Gtd. Notes	Caa1	7.375%	06/01/17	1,450	1,069,375
Park-Ohio Industries, Inc., Gtd. Notes	Caa2	8.375%	11/15/14	1,641	804,090
RBS Global, Inc./Rexnord Corp., Gtd. Notes	Caa2	9.50%	08/01/14	1,750	1,496,250
Sensus Metering Systems, Inc., Sr. Sub. Notes	B3	8.625%	12/15/13	500	470,000

					6,452,874

Electric – Generation — 1.5%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B3	8.375%	05/01/16	2,750	2,330,625
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	700	679,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	500	473,125
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	1,000	942,500
RRI Energy, Inc., Sr. Sec’d. Notes	B1	6.75%	12/15/14	764	736,305

					5,161,555

Electric – Integrated — 2.0%
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	3,000	2,160,000
Mirant North America LLC, Gtd. Notes	B1	7.375%	12/31/13	250	240,000
Nevada Power Co., General Refinance Mortgage	Baa3	5.875%	01/15/15	1,000	1,024,426
Northeast Utilities, Sr. Unsec’d. Notes	Baa2	5.65%	06/01/13	1,200	1,206,884
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	6.40%	11/01/11	500	526,623
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%	06/15/11	1,500	1,514,424

					6,672,357

Electronic Components & Equipment — 1.9%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	Caa1	7.75%	11/01/12	1,850	1,230,250
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%	10/15/17	1,500	1,395,000
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.30%	02/01/14	1,000	1,079,639
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.875%	10/15/19	500	500,164
Texas Competitive Electric Holdings Co., LLC, Gtd. Notes(a)	Caa1	10.25%	11/01/15	3,450	2,147,625

					6,352,678

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Energy — 0.3%
Quicksilver Resources, Inc., Gtd. Notes	B3	7.125%		04/01/16	$500	$390,000
Quicksilver Resources, Inc., Gtd. Notes	B2	8.25%		08/01/15	550	489,500

						879,500

Energy – Exploration & Production — 3.2%
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.25%		01/15/18	1,500	1,245,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14	1,000	925,000
Cimarex Energy Co., Gtd. Notes	Ba3	7.125%		05/01/17	2,000	1,760,000
Forest Oil Corp., Gtd. Notes(a)	B1	7.25%		06/15/19	1,975	1,767,625
KCS Energy, Inc., Gtd. Notes	B3	7.125%		04/01/12	1,250	1,178,125
Kerr-McGee Corp., Gtd. Notes	Baa3	6.95%		07/01/24	2,550	2,366,081
Range Resources Corp., Gtd. Notes	Ba3	7.375%		07/15/13	1,025	1,005,781
Range Resources Corp., Sr. Sub. Notes	Ba3	8.00%		05/15/19	250	245,938
VeraSun Energy Corp., Gtd. Notes(i)	NR	9.375%		06/01/17	1,175	136,594

						10,630,144

Environmental — 0.7%
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.25%		03/15/15	800	812,000
Republic Services, Inc., Sr. Unsec’d. Notes	Baa3	6.75%		08/15/11	1,500	1,557,360

						2,369,360

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes	Baa2	5.90%		04/01/17	225	205,931

Financial Services — 2.6%
American Express Credit Corp., Sr. Unsec’d. Notes	A2	7.30%		08/20/13	1,000	1,039,709
CIT Group, Inc., Sr. Unsec’d. Notes(a)	Ba2	5.20%		11/03/10	1,375	1,086,187
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	4.80%		05/01/13	1,500	1,501,633
GMAC LLC, Gtd. Notes, 144A	Ca	6.75%		12/01/14	1,000	785,000
GMAC LLC, Gtd. Notes, 144A(a)	Ca	7.25%		03/02/11	1,899	1,737,585
Lazard Group LLC, Sr. Unsec’d. Notes	Ba1	7.125%		05/15/15	700	643,119
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	A2	6.00%		04/28/15	1,500	1,496,083
Washington Mutual Bank, Sub. Notes(i)	NR	6.875%		06/15/11	1,350	675
ZFS Finance USA Trust, Jr. Sub. Notes, 144A	Baa1	6.50	%(c)	05/09/37	625	450,000

						8,739,991

Food — 0.5%
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.20%		03/17/15	1,585	1,671,240

Food & Drug Retailers — 1.7%
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	8.875%		05/15/17	1,100	1,083,500
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.25%		05/01/13	1,000	960,000
Stater Brothers Holdings, Gtd. Notes(a)	B2	8.125%		06/15/12	1,750	1,723,750
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.50%		11/15/14	2,000	1,920,000

						5,687,250

Food – Wholesale — 0.6%
Dole Food Co., Inc., Gtd. Notes(a)	Caa2	8.75%		07/15/13	2,000	1,840,000

Forestry/Paper — 1.8%
Cellu Tissue Holdings, Inc., Sec’d. Notes, 144A	B2	11.50%		06/01/14	600	589,500
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	8.25%		05/01/16	2,500	2,425,000
Graphic Packaging International Corp., Gtd. Notes(a)	B3	9.50%		08/15/13	1,400	1,337,000
Graphic Packaging International Corp., Gtd. Notes, 144A	B3	9.50%		06/15/17	100	98,500
Sealed Air Corp., Sr. Notes, 144A	Baa3	7.875%		06/15/17	150	148,662
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15	1,500	1,158,750
Stone Container Enterprises, Inc., Sr. Unsec’d. Notes(a)(i)	D(d)	8.00%		03/15/17	1,000	370,000

						6,127,412

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Gaming — 3.4%
Ameristar Casinos, Inc., Sr. Unsec’d. Notes, 144A	B2	9.25%	06/01/14	$150	$153,000
Boyd Gaming Corp., Sr. Sub. Notes(a)	B3	7.125%	02/01/16	1,000	741,250
Downstream Development Authority of The Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	Caa1	12.00%	10/15/15	500	270,000
Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Sr. Sec’d. Notes, 144A	Caa1	11.25%	06/01/17	200	189,000
International Game Technology, Sr. Unsec’d. Notes	Baa2	7.50%	06/15/19	375	378,367
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.00%	03/01/14	750	603,750
Las Vegas Sands Corp., Sr. Sec’d. Notes(a)	B3	6.375%	02/15/15	2,500	1,850,000
River Rock Entertainment Authority, Sr. Sec’d. Notes	B2	9.75%	11/01/11	2,505	1,878,750
Scientific Games Corp., Gtd. Notes	Ba3	6.25%	12/15/12	1,025	977,594
Scientific Games International, Inc., Notes, 144A	Ba3	9.25%	06/15/19	350	350,000
Seneca Gaming Corp., Sr. Unsec’d. Notes(a)	Ba2	7.25%	05/01/12	1,500	1,297,500
Snoqualmie Entertainment Authority, Sr. Sec’d. Notes, 144A	Caa1	9.125%	02/01/15	2,300	1,196,000
Station Casinos, Inc., Sr. Sub. Notes(i)	C	6.50%	02/01/14	1,000	20,000
Turning Stone Resort Casino Enterprise, Sr. Unsec’d. Notes, 144A	B1	9.125%	12/15/10	1,500	1,398,750

					11,303,961

Gas Distribution — 4.1%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%	06/01/18	2,000	1,846,570
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	8.25%	02/15/16	675	656,438
El Paso Natural Gas Co., Sr. Unsec’d. Notes	Baa3	5.95%	04/15/17	1,250	1,203,177
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14	1,350	1,167,750
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%	03/01/16	2,500	2,381,250
Markwest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes	B2	6.875%	11/01/14	1,539	1,285,065
Northwest Pipeline Corp., Notes	Baa2	6.05%	06/15/18	175	175,339
Pacific Energy Partners LP/Pacific Energy Finance Corp., Gtd. Notes	Baa3	6.25%	09/15/15	500	479,593
Panhandle Eastern Pipeline Co., Sr. Unsec’d. Notes	Baa3	7.00%	06/15/18	260	263,930
Williams Cos., Inc., Sr. Unsec’d. Notes(a)	Baa3	7.875%	09/01/21	2,750	2,708,750
Williams Partners LP/Williams Partners Finance Co., Sr. Unsec’d. Notes	Ba2	7.25%	02/01/17	1,625	1,482,812

					13,650,674

Health Services — 2.4%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%	12/15/12	500	485,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%	12/15/14	2,250	2,047,500
Bio-Rad Laboratories, Inc., Sr. Sub. Notes, 144A	Ba3	8.00%	09/15/16	500	495,000
Hanger Orthopedic Group, Inc., Gtd. Notes	Caa1	10.25%	06/01/14	400	413,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	04/01/13	1,500	1,506,718
Vanguard Health Holdings Co. II LLC, Gtd. Notes	Caa1	9.00%	10/01/14	2,000	1,915,000
VWR Funding, Inc., Gtd. Notes, PIK	Caa1	10.25%	07/15/15	1,500	1,185,000

					8,047,218

Healthcare Products — 0.6%
Bausch & Lomb, Inc., Sr. Unsec’d. Notes(a)	Caa1	9.875%	11/01/15	2,100	2,005,500

Healthcare Services — 2.1%
Biomet, Inc., Gtd. Notes	B3	10.00%	10/15/17	750	763,125
CHS/Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%	07/15/15	1,500	1,470,000
DaVita, Inc., Gtd. Notes	B2	7.25%	03/15/15	600	564,000
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15	1,750	1,421,875
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	04/15/15	1,750	1,732,500
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B1	8.875%	07/01/19	1,000	1,005,000

					6,956,500

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Hotels — 1.4%
Felcor Lodging LP, Gtd. Notes	B2	9.00%		06/01/11	$1,700	$1,496,000
Host Hotels & Resorts LP, Gtd. Notes(a)	Ba1	7.00%		08/15/12	2,525	2,436,625
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.25%		02/15/13	357	332,010
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.75%		05/15/18	325	278,687

						4,543,322

Insurance — 0.4%
AXA SA, Jr. Sub. Notes, 144A (France)	Baa1	6.379	%(c)	12/29/49	525	336,000
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.75	%(c)	06/15/38	350	252,000
USI Holdings Corp., Gtd. Notes, 144A	B3	4.758	%(c)	11/15/14	1,250	812,500

						1,400,500

Leisure — 0.6%
Gaylord Entertainment Co., Gtd. Notes	Caa2	8.00%		11/15/13	1,000	852,500
Speedway Motorsports, Inc., Sr. Unsec’d. Notes, 144A	Ba1	8.75%		06/01/16	1,150	1,164,375

						2,016,875

Machinery — 1.2%
Baldor Electric Co., Gtd. Notes(a)	B3	8.625%		02/15/17	2,500	2,312,500
Gardner Denver, Inc., Gtd. Notes	B1	8.00%		05/01/13	1,625	1,543,750

						3,856,250

Media – Broadcasting — 0.5%
Allbritton Communications Co., Sr. Sub. Notes	Caa1	7.75%		12/15/12	1,000	772,500
CBS Corp., Gtd. Notes	Baa3	8.875%		05/15/19	1,075	1,047,706

						1,820,206

Media – Cable — 1.7%
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba3	8.625%		02/15/19	1,550	1,507,375
DirecTV Holdings LLC/DirecTV Financing Co., Gtd. Notes	Ba3	6.375%		06/15/15	1,150	1,063,750
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.125%		02/01/16	1,000	932,500
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50%		10/15/15	1,000	900,000
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes(a)	B3	9.50%		01/15/13	1,500	1,428,750

						5,832,375

Media – Services — 1.1%
Affinion Group, Inc., Gtd. Notes	Caa1	11.50%		10/15/15	750	641,250
Affinion Group, Inc., Sr. Notes, 144A	B2	10.125%		10/15/13	275	255,063
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes	Ba3	6.25%		11/15/14	1,360	1,190,000
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes, 144A	Ba3	10.00%		07/15/17	325	327,437
Nielsen Finance LLC/Nielsen Finance Co., Inc., Sr. Notes, 144A	Caa1	11.50%		05/01/16	125	121,563
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.50%		06/15/16	1,250	1,243,750

						3,779,063

Medical Supplies & Equipment — 2.3%
Baxter International, Inc., Sr. Unsec’d. Notes	A3	5.375%		06/01/18	200	209,423
Centene Corp., Sr. Unsec’d. Notes	Ba3	7.25%		04/01/14	500	458,750
HCA, Inc., Sec’d. Notes	B2	9.125%		11/15/14	2,025	2,004,750
HCA, Inc., Sr. Sec’d. Notes, 144A	Ba3	8.50%		04/15/19	1,500	1,470,000
Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125%		02/10/19	725	741,737
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.00%		03/01/14	775	810,577

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Medical Supplies & Equipment (cont’d.)
United Surgical Partners International, Inc., Gtd. Notes(a)	Caa1	8.875%	05/01/17	$2,250	$2,047,500

					7,742,737

Metals & Mining — 1.0%
Aleris International, Inc., Gtd. Notes(i)	D(d)	10.00%	12/15/16	1,025	21,781
Barrick Gold Corp., Sr. Unsec’d. Notes (Canada)	Baa1	6.95%	04/01/19	225	252,002
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,000	2,015,000
Noranda Aluminium Acquisition Corp., Gtd. Notes, PIK	Caa2	5.413%	05/15/15	1,762	971,541

					3,260,324

Metals/Mining Excluding Steel — 1.6%
Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom)	Baa1	9.375%	04/08/14	250	271,562
Foundation PA Coal Co. LLC, Gtd. Notes	Ba3	7.25%	08/01/14	575	563,500
Peabody Energy Corp., Gtd. Notes	Ba1	5.875%	04/15/16	1,500	1,320,000
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)	Ba3	9.75%	05/15/14	450	465,750
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)(a)	Ba3	10.75%	05/15/19	2,500	2,687,500

					5,308,312

Non-Food & Drug Retailers — 1.8%
Brookstone Co., Inc., Sr. Sec’d. Notes	Caa3	12.00%	10/15/12	1,000	405,000
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.125%	11/15/23	668	589,527
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.95%	04/01/17	175	171,533
JC Penney Corp., Inc., Sr. Unsec’d. Notes, MTN	Ba1	6.875%	10/15/15	100	93,827
Ltd. Brands, Inc., Sr. Unsec’d. Notes	Ba3	5.25%	11/01/14	175	148,777
Ltd. Brands, Inc., Sr. Unsec’d. Notes	Ba3	6.90%	07/15/17	900	778,777
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	5.90%	12/01/16	2,500	2,036,715
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	6.375%	03/15/37	550	373,913
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	8.875%	07/15/15	725	701,591
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	01/15/18	800	786,024

					6,085,684

Oil & Gas — 2.8%
Key Energy Services, Inc., Gtd. Notes	B1	8.375%	12/01/14	2,500	2,206,250
Marathon Oil Corp., Sr. Unsec’d. Notes	Baa1	7.50%	02/15/19	1,000	1,091,452
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	6.50%	04/15/18	1,440	1,406,048
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	1,750	1,590,312
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.875%	03/01/18	1,000	982,912
Tesoro Corp., Gtd. Notes	Ba1	6.25%	11/01/12	1,250	1,187,500
Tesoro Corp., Gtd. Notes	Ba1	9.75%	06/01/19	1,000	987,500

					9,451,974

Oil Field Equipment & Services — 1.3%
Cie Generale de Geophysique-Veritas, Sr. Notes, 144A (France)	Ba3	9.50%	05/15/16	750	748,125
Complete Production Services, Inc., Gtd. Notes	B1	8.00%	12/15/16	750	641,250
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%	11/01/14	1,101	1,065,217
National-Oilwell Varco, Inc., Sr. Unsec’d. Notes	A3	6.125%	08/15/15	1,000	951,895
Pride International, Inc., Sr. Unsec’d. Notes	Ba1	7.375%	07/15/14	1,000	992,500

					4,398,987

Packaging — 1.7%
Crown Americas LLC/Crown Americas Capital Corp. II,
Sr. Unsec’d. Notes, 144A	B1	7.625%	05/15/17	225	217,125
Crown Cork & Seal Co., Inc., Sr. Unsec’d. Notes(a)	B2	7.375%	12/15/26	3,500	2,975,000

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Packaging (cont’d.)
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	Ba3	7.375%		05/15/16	$1,200	$1,164,000
Solo Cup Co., Gtd. Notes	Caa2	8.50%		02/15/14	610	500,200
Vitro SAB de CV, Gtd. Notes (Mexico)(i)	NR	9.125%		02/01/17	2,000	770,000

						5,626,325

Paper & Forest Products — 0.1%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.95%		06/15/18	325	313,541

Pharmaceuticals — 0.4%
Warner Chilcott Corp., Gtd. Notes	B3	8.75%		02/01/15	1,451	1,443,745

Real Estate Investment Trusts — 0.1%
ProLogis, Sr. Unsub. Notes	Baa2	5.625%		11/15/16	575	442,000

Restaurants — 0.6%
Denny’s Holdings, Inc., Gtd. Notes	Caa1	10.00%		10/01/12	500	485,000
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.00%		02/01/19	775	794,524
Wendy’s/Arby’s Restaurant LLC, Sr. Unsec’d. Notes, 144A	B2	10.00%		07/15/16	750	717,187

						1,996,711

Software Services — 1.0%
First Data Corp., Gtd. Notes(a)	Caa1	9.875%		09/24/15	1,250	887,500
SunGard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%		08/15/13	2,700	2,551,500

						3,439,000

Steel Producers/Products — 0.5%
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.95%		12/15/25	1,850	1,626,481

Support Services — 1.0%
ARAMARK Corp., Gtd. Notes	B3	4.528	%(c)	02/01/15	2,000	1,625,000
Corrections Corp. of America, Gtd. Notes(a)	Ba2	7.75%		06/01/17	1,800	1,773,000

						3,398,000

Technology — 0.4%
Vangent, Inc., Gtd. Notes	Caa1	9.625%		02/15/15	1,500	1,245,000

Telecom – Integrated/Services — 2.4%
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%		01/15/14	2,590	2,395,750
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.90%		08/15/10	2,100	2,100,000
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.25%		02/15/11	2,125	2,061,250
Syniverse Technologies, Inc., Gtd. Notes	B2	7.75%		08/15/13	1,750	1,645,000

						8,202,000

Telecommunications — 5.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.80%		02/15/19	425	431,505
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A(a)	Ba1	7.75%		05/01/17	2,125	2,071,875
DigitalGlobe, Inc., Gtd. Notes, 144A	Ba3	10.50%		05/01/14	2,095	2,168,325
Hellas II, Sub. Notes, 144A (Luxembourg)	Caa3	6.881	%(c)	01/15/15	1,275	325,125
Hughes Network Systems LLC/HNS Finance Corp., Gtd. Notes	B1	9.50%		04/15/14	750	731,250
Hughes Network Systems LLC, Sr. Notes, 144A	B1	9.50%		04/15/14	850	828,750
iPCS, Inc., Sec’d. Notes, PIK	Caa1	5.028%		05/01/14	1,000	660,000
MasTec, Inc., Gtd. Notes	B1	7.625%		02/01/17	750	649,688
MetroPCS Wireless, Inc., Gtd. Notes(a)	B3	9.25%		11/01/14	1,800	1,788,750
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark)	B1	8.875%		05/01/16	2,000	1,930,000

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Sprint Capital Corp., Gtd. Notes(a)	Ba2	6.90%	05/01/19	$3,600	$2,979,000
Sprint Capital Corp., Gtd. Notes	Ba2	8.375%	03/15/12	750	738,750
Telemar Norte Leste SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa3	9.50%	04/23/19	175	190,531
Valor Telecommunications Enterprises Finance Corp., Gtd. Notes	Baa3	7.75%	02/15/15	750	735,000
Verizon Wireless Capital, Sr. Unsec’d. Notes, 144A	A2	5.55%	02/01/14	250	265,407
Verizon Wireless Capital, Sr. Unsec’d. Notes, 144A	A2	8.50%	11/15/18	250	298,773
Windstream Corp., Gtd. Notes	Ba3	7.00%	03/15/19	1,230	1,070,100

					17,862,829

Textile & Apparel — 0.3%
Quicksilver, Inc., Gtd. Notes	Caa1	6.875%	04/15/15	1,925	1,020,250

Transportation — 0.7%
Bristow Group, Inc., Gtd. Notes	Ba2	6.125%	06/15/13	2,475	2,239,875

Transportation Excluding Air/Rail — 0.2%
United Rentals North America, Inc., Gtd. Notes, 144A	B2	10.875%	06/15/16	750	720,000

Utilities — 2.0%
Commonwealth Edison Co., First Mortgage	Baa2	5.80%	03/15/18	2,000	2,031,030
Edison Mission Energy, Sr. Unsec’d. Notes	B2	7.00%	05/15/17	2,500	1,918,750
Edison Mission Energy, Sr. Unsec’d. Notes	B2	7.75%	06/15/16	2,500	2,037,500
Northern States Power Co., First Mortgage	A2	5.25%	03/01/18	120	124,891
PECO Energy Co., First Refinance Mortgage	A2	5.35%	03/01/18	500	511,396

					6,623,567

TOTAL CORPORATE OBLIGATIONS (cost $291,626,033)					258,660,187

				Shares
COMMON STOCKS — 0.4%
Electric – Generation — 0.2%
NRG Energy, Inc.*(a)				25,000	649,000

Insurance — 0.2%
MetLife, Inc.,				23,520	705,835

TOTAL COMMON STOCKS (cost $2,584,480)					1,354,835

PREFERRED STOCKS — 3.3%
Banking — 0.6%
Bank of America Corp., 7.25%, CVT				2,500	2,090,075

Financial Services — 0.5%
AMG Capital Trust I, 5.10%, CVT				25,000	718,750
Vale Capital Ltd., 5.50%, CVT				25,000	917,250

					1,636,000

Food – Wholesale — 0.2%
Bunge Ltd., (Bermuda) 4.875%, CVT				8,000	648,000

Gas Distribution — 1.0%
El Paso Corp., 4.99%, CVT				2,430	1,883,858
Williams Cos., Inc., 5.50%, CVT				20,000	1,463,750

					3,347,608

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT				6,000	476,580

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
PREFERRED STOCKS (Continued)
Pharmaceuticals — 0.7%
Mylan, Inc., 6.50%, CVT	2,500	$2,153,500

Retail & Merchandising — 0.2%
Archer-Daniels-Midland Co., 6.25%	20,000	729,800

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%(c)	33,500	44,890
Federal National Mortgage Assoc., 8.75%, CVT	25,000	22,250

		67,140

TOTAL PREFERRED STOCKS (cost $14,453,562)		11,148,703

TOTAL LONG-TERM INVESTMENTS (cost $351,386,239)		313,537,880

SHORT-TERM INVESTMENT — 22.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $74,614,612; includes $60,717,543 of cash collateral for securities on loan) (Note 4)(b)(w)	74,614,612	74,614,612

TOTAL INVESTMENTS — 115.9% (cost $426,000,851)		388,152,492
Liabilities in excess of other assets — (15.9)%		(53,141,638)

NET ASSETS — 100.0%		$335,010,854

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $59,503,664; cash collateral of $60,717,543 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,354,835	$—	$—
Preferred Stocks	11,148,703	—	—
Bank Loans	—	4,560,936	—
Corporate Bonds	—	296,473,406	—
Affiliated Money Market Mutual Fund	74,614,612	—	—

	$87,118,150	$301,034,342	$—
Other Financial Instruments*	—	—	—

Total	$87,118,150	$301,034,342	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and June 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund (18.1% represents investments purchased with collateral from securities on loan)	22.3%
Telecommunications	7.0
Gas Distribution	5.1
Gaming	3.4
Financial Services	3.3
Energy – Exploration & Production	3.2
Oil & Gas	2.8
Chemicals	2.7
Telecom – Integrated/Services	2.4
Health Services	2.4
Electronic Components & Equipment	2.4
Software Services	2.3
Medical Supplies & Equipment	2.3
Pharmaceuticals	2.3
Healthcare Services	2.1
Diversified Capital Goods	2.0
Metals/Mining Excluding Steel	2.0
Electric – Integrated	2.0
Utilities	2.0
Non-Food & Drug Retailers	1.9
Forestry/Paper	1.8
Media – Cable	1.7
Electric – Generation	1.7
Food & Drug Retailers	1.7
Aerospace/Defense	1.7
Packaging	1.7
Hotels	1.7
Banking	1.6
Metals & Mining	1.5
Oil Field Equipment & Services	1.5
Machinery	1.5
Bank Loans	1.4
Beverages	1.3
Cable Television	1.3
Media – Services	1.1
Automotive Parts & Equipment	1.1
Support Services	1.0
Auto Loans	0.9
Consumer Products	0.8
Food – Wholesale	0.8
Environmental	0.7
Transportation	0.7
Energy	0.6
Consumer Products & Services	0.6
Insurance	0.6
Steel Producers/Products	0.6
Leisure	0.6
Healthcare Products	0.6
Restaurants	0.6
Media – Broadcasting	0.5
Electronics	0.5
Clothing & Apparel	0.5
Food	0.5
Building & Construction	0.5
Real Estate Investment Trusts	0.5
Support Services	0.5
Technology	0.4
Building Materials	0.4
Textile & Apparel	0.3
Consumer Discretionary	0.3
Computer Hardware	0.3
Integrated Energy	0.2
Retail & Merchandising	0.2
Transportation Excluding Air/Rail	0.2
Telecom – Wireless	0.2
Biotechnology	0.2
Computer Services & Software	0.1
Paper & Forest Products	0.1
Automotive	0.1
Farming & Agriculture	0.1

115.9
Liabilities in excess of other assets	(15.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $59,503,664:
Unaffiliated investments (cost $351,386,239)	$313,537,880
Affiliated investments (cost $74,614,612)	74,614,612
Cash	860,634
Dividends and interest receivable	5,887,960
Receivable for fund share sold	821,209
Receivable for investments sold	426,761
Prepaid expenses	3,692

Total Assets	396,152,748

LIABILITIES:
Payable to broker for collateral for securities on loan	60,717,543
Payable for investments purchased	240,503
Advisory fees payable	101,095
Accrued expenses and other liabilities	78,564
Payable for fund share repurchased	1,719
Shareholder servicing fees payable	1,572
Affiliated transfer agent fee payable	898

Total Liabilities	61,141,894

NET ASSETS	$335,010,854

Net assets were comprised of:
Paid-in capital	$396,418,942
Retained earnings	(61,408,088)

Net assets, June 30, 2009	$335,010,854

Net asset value and redemption price per share, $335,010,854 / 39,518,857 outstanding shares of beneficial interest	$8.48

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest income	$10,568,742
Unaffiliated dividend income	352,855
Affiliated dividend income	109,484
Affiliated income from securities lending, net	97,054

11,128,135

EXPENSES
Advisory fees	1,106,519
Shareholder servicing fees and expenses	138,315
Custodian and accounting fees	55,000
Audit fee	12,000
Loan interest expense (Note 7)	7,313
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	6,000
Shareholders’ reports	4,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Miscellaneous	8,415

Total expenses	1,351,562

NET INVESTMENT INCOME	9,776,573

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(12,223,452)
Net change in unrealized appreciation (depreciation) on investments	42,156,131

NET GAIN ON INVESTMENTS	29,932,679

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,709,252

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,776,573	$25,497,874
Net realized loss on investment transactions	(12,223,452)	(20,717,802)
Net change in unrealized appreciation (depreciation) on investments	42,156,131	(81,717,959)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,709,252	(76,937,887)

DISTRIBUTIONS	(25,549,249)	(46,797,159)

FUND SHARE TRANSACTIONS:
Fund share sold [21,070,965 and 17,823,820 shares, respectively]	179,009,454	158,136,993
Fund share issued in reinvestment of distributions [2,988,216 and 4,512,744 shares, respectively]	25,549,249	46,797,159
Fund share repurchased [19,650,636 and 31,514,015 shares, respectively]	(161,693,519)	(316,713,197)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	42,865,184	(111,779,045)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,025,187	(235,514,091)
NET ASSETS:
Beginning of period	277,985,667	513,499,758

End of period	$335,010,854	$277,985,667

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 102.2%
ASSET-BACKED SECURITIES(c) — 8.9%
Asset Backed Funding Certificates, Series 2006-HE1, Class A2A	Aaa	0.374%	01/25/37	$3,371	$2,781,176
BA Credit Card Trust, Series 2007-A12, Class A12	Aaa	0.519%	01/15/13	12,200	12,082,192
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1	B1	1.314%	10/25/37	5,121	2,749,674
Capital Auto Receivables Asset Trust, Series 2008-1, Class A2B	Aaa	1.019%	09/15/10	2,690	2,690,573
Capital Auto Receivables Asset Trust, Series 2008-2, Class A2B	Aaa	1.239%	03/15/11	16,009	16,026,798
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba1	0.414%	06/25/37	3,659	2,909,181
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	0.364%	12/25/46	271	266,178
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.384%	06/25/47	1,481	1,372,303
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	1.014%	07/25/32	3	1,012
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	1.054%	08/25/32	98	35,477
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	B3	0.434%	07/25/37	3,407	2,511,867
First NLC Trust, Series 2007-1, Class A1, 144A	Ba3	0.384%	08/25/37	3,612	2,254,224
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B	Aaa	1.219%	01/15/11	4,329	4,332,543
Ford Credit Auto Owner Trust, Series 2008-C, Class A3	Aaa	1.739%	06/15/12	4,200	4,213,459
Ford Credit Auto Owner Trust, Series 2009-B, Class A1, 144A(g)	A-1+(d)	0.988%	06/15/10	8,300	8,306,080
Franklin Auto Trust, Series 2008-A, Class A2	Aaa	1.315%	10/20/11	2,279	2,282,688
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	0.605%	01/20/34	2,547	1,759,076
HFC Home Equity Loan Asset Backed Certificates, Series 2007-3, Class A1	Aaa	1.115%	11/20/36	2,608	2,442,851
Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1	Aaa	0.364%	11/25/36	23	22,680
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.594%	10/25/34	23	14,778
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	0.384%	08/25/36	281	279,398
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	0.814%	12/25/33	485	230,162
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.674%	11/25/34	287	189,266
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1	Aaa	0.384%	11/25/36	30	29,756
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	B3	0.444%	05/25/37	3,119	1,942,487
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	1.092%	10/25/16	2,596	2,586,481
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	1.114%	10/25/37	2,596	2,446,610
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2	Aaa	0.554%	10/25/35	758	725,308

TOTAL ASSET-BACKED SECURITIES (cost $85,560,680)					77,484,278

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) — 0.9%
Chrysler Financial, Term B	CAA(d)	4.32%		08/03/12	$4,814	$4,455,189
HCA, Inc., Term B	BA-(d)	2.85%		11/16/13	2,517	2,268,058
NRG Energy, Inc., Synth LOC	BA+(d)	0.50%		02/01/13	291	273,134
NRG Energy, Inc., Term B	BA+(d)	2.10%		02/01/13	438	411,377
NRG Energy, Inc., Term BI(g)	BA+(d)	1.81%		02/01/13	173	173,346

TOTAL BANK LOANS (cost $8,031,774)						7,581,104

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.9%
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	Aaa	4.44	%(c)	02/25/45	2,313	1,759,670
Banc of America Funding Corp., Series 2006-A, Class 1A1	AAA(d)	4.585	%(c)	02/20/36	2,771	2,102,472
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa	5.409	%(c)	01/25/34	761	611,948
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Aa3	5.172	%(c)	02/25/34	706	455,989
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Baa2	5.477	%(c)	11/25/34	5,305	4,102,910
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Aaa	2.50	%(c)	08/25/35	956	835,485
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aa1	4.55	%(c)	08/25/35	2,527	2,228,548
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A1	BBB+(d)	4.74	%(c)	10/25/35	1,167	1,125,707
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Ba1	5.491	%(c)	09/25/35	3,051	1,652,581
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Caa1	5.738	%(c)	01/25/36	4,651	2,323,636
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	5.644	%(c)	01/26/36	5,012	2,767,123
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.714	%(c)	12/26/46	5,190	3,156,311
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	A3	4.05	%(c)	08/25/35	1,658	1,317,726
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2	A3	4.248	%(c)	08/25/35	1,530	1,215,933
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	A3	4.098	%(c)	08/25/35	433	313,765
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A	AAA(d)	4.70	%(c)	12/25/35	6,825	5,502,746
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%		12/25/33	306	270,567
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8	Ba1	4.50%		06/25/35	63	61,622
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	0.714	%(c)	08/25/18	360	347,663
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Aaa	6.50	%(c)	01/25/34	450	326,390
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	Aaa	0.654	%(c)	02/25/35	1,181	625,500
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Aa3	0.604	%(c)	04/25/35	2,045	936,970
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Baa3	3.815	%(c)	04/25/35	1,586	566,990

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Aaa	0.654	%(c)	06/25/35	$3,969	$2,878,380
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33	82	76,877
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Aaa	3.755	%(c)	06/25/33	1,592	1,324,491
Fannie Mae, Series 1988-22, Class A	Aaa	2.63	%(c)	08/25/18	8	7,613
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	73	80,367
Fannie Mae, Series 2003-92, Class PC	Aaa	4.50%		05/25/15	4,018	4,065,760
Fannie Mae, Series 2004-11, Class A	Aaa	0.434	%(c)	03/25/34	580	527,609
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.59	%(c)	05/25/35	734	732,462
Fannie Mae, Series 2007-114, Class A6	Aaa	0.514	%(c)	10/27/37	6,000	5,442,900
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	2,516	2,685,634
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	1,399	1,497,670
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	2.838	%(c)	07/25/44	2,129	2,106,469
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	2.638	%(c)	10/25/44	7,259	7,141,233
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.354	%(c)	12/25/36	5,902	5,612,538
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Aa3	5.292	%(c)	09/25/34	1,045	702,514
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	0.619	%(c)	08/15/32	2,026	1,719,264
Freddie Mac, Series 2538, Class CA	Aaa	5.00%		04/15/16	405	409,288
Freddie Mac, Series 2905, Class UY	Aaa	4.00%		10/15/23	70	69,806
Freddie Mac, Series 2957, Class HA	Aaa	5.00%		01/15/27	83	84,144
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	1,686	1,743,548
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%		12/10/37	1,636	1,640,105
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	4.765	%(c)	06/25/34	1,243	674,491
GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1	Aaa	5.50%		09/25/34	2,874	2,881,992
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%		06/20/28	1,616	1,728,085
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Baa2	0.544	%(c)	06/25/45	722	302,943
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	4.826	%(c)	10/25/33	1,049	792,075
GSAA Home Equity Trust, Series 2004-CW1, Class 2A1	Aa1	6.00%		04/01/34	7,465	5,933,120
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	3.726	%(c)	06/25/34	223	189,934
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.47	%(c)	09/25/35	2,863	2,406,560
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	AAA(d)	4.972	%(c)	04/25/36	3,147	1,781,387
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	A2	4.828	%(c)	08/19/34	2,430	1,598,466
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	A3	5.009	%(c)	07/25/35	1,431	1,092,886
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	AAA(d)	0.944	%(c)	07/09/21	5,200	4,684,558
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	A3	0.524	%(c)	02/25/36	1,916	1,032,524
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A	A1	2.25	%(c)	10/25/35	4,638	3,739,257

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	A3	4.25	%(c)	10/25/35	$2,058	$1,644,768
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.314	%(c)	10/25/35	1,801	1,433,339
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Aa3	4.026	%(c)	04/25/34	2,238	1,867,707
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	5.334	%(c)	01/25/35	347	232,871
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	CCC(d)	5.45	%(c)	01/25/36	1,006	647,754
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Aa1	0.563	%(c)	07/19/35	793	516,072
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A3	Aaa	0.563	%(c)	07/19/35	257	161,636
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 12A1	B3	0.534	%(c)	05/25/36	3,007	1,189,752
Structured Asset Securities Corp., Series 2003-22A, Class 2A1	Aa3	3.986	%(c)	06/25/33	2,294	1,695,153
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	Aaa	2.909	%(c)	06/25/33	120	93,680
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	4.478	%(c)	09/25/33	3,818	3,433,444
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	0.854	%(c)	12/25/27	1,152	859,791
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.604	%(c)	10/25/45	488	255,464
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Ba1	2.34	%(c)	08/25/46	1,263	452,318
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	2.877	%(c)	02/27/34	363	296,839
Washington Mutual, Inc., Series 2003-AR1, Class A5	Aaa	3.766	%(c)	03/25/33	1,632	1,318,928
Washington Mutual, Inc., Series 2004-AR1, Class A	Aaa	3.711	%(c)	03/25/34	527	441,997
Washington Mutual, Inc., Series 2005-AR1, Class A1A	Aaa	0.634	%(c)	01/25/45	60	30,334
Washington Mutual, Inc., Series 2005-AR2, Class 2A1A	Aa2	0.624	%(c)	01/25/45	954	443,415
Washington Mutual, Inc., Series 2005-AR15, Class A1A1	A1	0.574	%(c)	11/25/45	737	356,725
Washington Mutual, Inc., Series 2006-AR3, Class A1A	A2	2.34	%(c)	02/25/46	2,056	912,617
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aa3	4.947	%(c)	01/25/35	4,644	3,881,830
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A4	Baa3	4.121	%(c)	07/25/35	3,131	2,828,592

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $164,720,623)						128,990,228

CORPORATE OBLIGATIONS — 26.0%
Airlines — 0.2%
United Air Lines, Inc., Pass-Through Certificates(g)(i)	B2	6.831%		03/01/10	1,800	1,998,000

Computers — 0.7%
Hewlett-Packard Co., Sr. Notes	A2	1.71	%(c)	05/27/11	6,100	6,178,269

Electronic Components & Equipment — 1.3%
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg)	A2	5.70%		01/15/13	6,500	6,792,903
NiSource Finance Corp., Gtd. Notes	Baa3	1.231	%(c)	11/23/09	4,300	4,265,854

						11,058,757

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust — 3.2%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13	$2,600	$2,551,559
Banco Bilbao Vizcaya Argentaria Puerto Rico, FDIC Gtd. Notes	Aaa	0.66	%(c)	05/25/12	8,200	8,247,232
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	2.25%		06/11/12	8,300	8,293,878
Swedbank AB, Foreign Gov’t. Gtd. Notes, 144A (Sweden)	Aaa	1.058	%(c)	01/14/13	8,200	8,171,735

						27,264,404

Financial Services — 14.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	1.708	%(c)	05/27/10	5,700	5,629,269
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13	500	496,484
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	1.218	%(c)	02/01/12	3,700	3,490,228
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	1.269	%(c)	01/31/11	700	692,182
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	0.854	%(c)	11/28/11	800	780,603
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	1.392	%(c)	07/16/09	2,100	2,100,731
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	6.95%		08/10/12	1,700	1,847,652
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.354	%(c)	06/24/11	8,400	8,296,218
Citibank NA, FDIC Gtd. Notes	Aaa	1.016	%(c)	05/07/12	11,000	10,973,303
Citigroup Funding, Inc., Gtd. Notes, MTN	A3	2.036	%(c)	05/07/10	3,900	3,819,477
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13	7,800	7,310,511
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13	4,200	4,079,788
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	1.262	%(c)	09/23/11	8,200	8,200,293
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	0.728	%(c)	03/11/11	8,100	8,128,245
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	0.889	%(c)	09/15/14	1,400	1,188,002
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	1.357	%(c)	01/08/16	1,400	1,137,259
GMAC LLC, FDIC Gtd. Notes	Aaa	0.629	%(c)	12/19/12	3,000	3,011,535
GMAC LLC, FDIC Gtd. Notes	Aaa	2.20%		12/19/12	1,300	1,294,760
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A(d)	1.40	%(c)	06/10/11	6,700	6,649,710
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.011	%(c)	12/23/10	4,200	619,500
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.50%		05/11/38	2,100	210
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	1.322	%(c)	02/16/10	8,000	7,999,648
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.867	%(c)	06/05/12	800	712,117
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.996	%(c)	08/14/09	3,800	3,799,992
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.292	%(c)	07/25/11	2,800	2,592,738
Mizuho Aruba, Sub. Notes (Aruba)	BAA+(d)	1.401	%(c)	10/27/49	JPY 200,000	2,075,570
Morgan Stanley, Sr. Unsec’d. Notes	A2	1.611	%(c)	10/15/15	1,500	1,285,413
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.30%		03/01/13	2,400	2,430,881
National Australia Bank Ltd., Sr. Notes, 144A (Australia)	Aa1	1.424	%(c)	02/08/10	5,300	5,299,014
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia)	Aa1	0.688	%(c)	09/11/09	900	899,290
National City Bank, Sr. Unsec’d. Notes	A1	1.212	%(c)	01/21/10	5,000	4,955,215
National City Bank, Sub. Notes	A2	6.20%		12/15/11	2,500	2,569,252
Rockies Express Pipeline LLC, Gtd. Notes, 144A	Baa2	4.25	%(c)	08/20/09	6,400	6,400,608
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	9.118%		03/31/49	1,700	1,385,500
Sumitomo Mitsui Banking Corp., Sub. Notes, MTN (Japan)	AA-(d)	1.375	%(c)	11/26/49	JPY 300,000	3,102,623

						125,253,821

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Insurance — 1.3%
ASIF I, Sr. Sec’d. Notes, MTN (Cayman Islands)	A1	1.242	%(c)	07/26/10	$3,400	$3,098,016
Met Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa2	2.55	%(c)	06/10/11	900	898,387
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa2	0.879	%(c)	03/15/12	7,700	7,295,750

						11,292,153

Lumber & Wood Products — 0.4%
Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	1.61	%(c)	09/24/09	3,200	3,159,331

Machinery & Equipment — 0.6%
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands)	A1	0.956	%(c)	08/14/09	5,400	5,395,135

Oil & Gas — 1.0%
Gaz Capital SA, Sr. Sec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18	5,300	4,823,000
Williams Cos., Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.375%		10/01/10	700	699,863
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		06/15/13	3,300	3,311,692

						8,834,555

Retail & Merchandising — 0.8%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	0.749	%(c)	12/16/09	7,000	6,978,650

Savings & Loan
Sovereign Bancorp, Inc., FDIC Gtd. Notes	Aaa	2.50%		06/15/12	100	100,930

Telecommunications — 1.1%
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%		09/01/11	1,200	1,200,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	1.001	%(c)	06/28/10	3,100	2,922,832
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	3.316	%(c)	05/20/11	4,800	4,940,049

						9,062,881

Utilities — 1.0%
Electricite de France, Notes, 144A (France)	Aa3	6.50%		01/26/19	8,000	8,761,824

TOTAL CORPORATE OBLIGATIONS (cost $229,089,106)						225,338,710

MUNICIPAL BONDS — 0.6%
California — 0.4%
State of California, General Obligation Bonds	A2	5.65	%(c)	04/01/39	3,900	3,856,515

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds	A1	6.875%		12/15/39	500	512,120

New York — 0.1%
New York State Thruway Authority, Revenue Bonds	Aa3	4.75%		01/01/29	700	672,455

TOTAL MUNICIPAL BONDS (cost $5,076,312)						5,041,090

FOREIGN GOVERNMENT BONDS — 1.1%
Kommunalbanken A/S, Unsub. Notes, MTN (Norway)	Aaa	3.375%		11/15/11	6,000	6,150,012
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	10.25%		01/10/28	BRL 6,600	3,317,683

TOTAL FOREIGN GOVERNMENT BONDS (cost $9,505,741)						9,467,695

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES — 31.9%
Federal Home Loan Mortgage Corp.	4.034%(c)	01/01/34	$110	$111,834
Federal Home Loan Mortgage Corp.	4.853%(c)	12/01/26	25	25,209
Federal Home Loan Mortgage Corp.	5.105%(c)	07/01/29	54	54,517
Federal Home Loan Mortgage Corp.	5.50%	10/01/34-04/01/38	3,169	3,278,837
Federal Home Loan Mortgage Corp.	6.00%	TBA	18,000	18,781,884
Federal Home Loan Mortgage Corp.	6.00%	11/01/36-02/01/39	23,391	24,471,195
Federal Home Loan Mortgage Corp.	8.50%	01/01/25	175	188,949
Federal National Mortgage Assoc.	4.572%(c)	04/01/32	18	18,228
Federal National Mortgage Assoc.	4.615%(c)	01/01/25	8	8,247
Federal National Mortgage Assoc.	4.754%(c)	12/01/29	39	39,344
Federal National Mortgage Assoc.	4.854%(c)	03/01/17	219	221,938
Federal National Mortgage Assoc.	4.974%(c)	04/01/24	72	71,817
Federal National Mortgage Assoc.	5.00%	07/01/20-09/01/35	8,018	8,298,090
Federal National Mortgage Assoc.	5.00%	TBA	7,400	7,656,691
Federal National Mortgage Assoc.	5.50%	04/01/11-02/01/39	103,876	107,555,264
Federal National Mortgage Assoc.	6.00%	04/01/12-11/01/38	96,731	101,231,061
Federal National Mortgage Assoc.	6.50%	09/01/36	364	388,403
Federal National Mortgage Assoc.	6.50%	TBA	2,000	2,130,000
Government National Mortgage Assoc.	4.125%(c)	11/20/29	183	185,328
Government National Mortgage Assoc.	4.375%(c)	01/20/26	101	102,811
Government National Mortgage Assoc.	4.625%(c)	07/20/17-07/20/24	76	77,103
Government National Mortgage Assoc.	5.375%(c)	05/20/24-06/20/26	174	180,354
Government National Mortgage Assoc.	6.00%	TBA	1,000	1,041,562
Government National Mortgage Assoc.	6.50%	04/15/26-06/15/29	151	160,468
Government National Mortgage Assoc.	7.00%	01/15/24-08/15/25	44	45,298
Government National Mortgage Assoc.	8.00%	06/20/30-01/20/32	734	784,929
Government National Mortgage Assoc.	8.50%	10/15/29-01/15/31	203	218,999

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $271,921,987)				277,328,360

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.8%
Federal Farm Credit Bank, Bonds	0.408%(c)	05/18/11	15,000	15,006,165
Federal Home Loan Mortgage Corp., Notes	0.578%(c)	12/30/10	16,000	16,028,512
Federal Home Loan Mortgage Corp., Notes	0.58%(c)	09/24/10	6,000	6,009,762
Federal Home Loan Mortgage Corp., Notes	0.703%(c)	03/09/11	4,350	4,363,803
Federal Home Loan Mortgage Corp., Notes	0.926%(c)	05/04/11	12,000	12,024,336
Federal Home Loan Mortgage Corp., Notes	0.937%(c)	08/05/11	11,000	10,997,140
Federal Home Loan Mortgage Corp., Notes	1.039%(c)	07/12/10	1,800	1,802,824
Federal Home Loan Mortgage Corp., Notes	1.211%(c)	04/07/11	5,000	5,013,650
Federal Home Loan Mortgage Corp., Notes	5.50%	08/23/17	5,100	5,736,541
Federal National Mortgage Assoc., Notes	1.875%	04/20/12	60,000	60,243,960

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $136,872,704)				137,226,693

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.625%	01/15/15	1,100	1,222,579
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.875%	07/15/15	10,500	11,635,997
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.00%	07/15/14	2,500	2,894,206
U.S. Treasury Notes	0.875%	04/30/11	2,476	2,468,745

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,882,784)				18,221,527

TOTAL LONG-TERM INVESTMENTS (cost $928,661,711)				886,679,685

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%
Dryden Core Investment Fund – Taxable Money Market Series (cost $2,661,631)(w)	2,661,631	$2,661,631

	Principal Amount (000)#
REPURCHASE AGREEMENT — 1.1%
JPMorgan Securities, Inc., 0.09%, dated 06/30/09, due 07/01/09 in the amount of $9,200,023 (cost $9,200,000; the value of collateral plus accrued interest was $9,385,656)(m)	$9,200	9,200,000

	Contracts/ Notional Amounts (000)#
OPTIONS PURCHASED* — 0.5%
Call Options — 0.4%
Currency Option EUR vs JPY, expiring 05/20/2010 @ FX Rate 148.30	EUR 2,100	63,236
Currency Option EUR vs USD, expiring 05/21/2010 @ FX Rate 1.38	EUR 1,400	124,091
expiring 05/21/2010 @ FX Rate 1.38	EUR 1,400	124,092
expiring 06/03/2010 @ FX Rate 1.37	EUR 2,100	194,083
expiring 06/03/2010 @ FX Rate 1.38	EUR 3,200	288,585
Currency Option USD vs JPY, expiring 03/31/2010 @ FX Rate 105.20	1,000	9,247
expiring 03/31/2010 @ FX Rate 105.40	3,000	26,586
Interest Rate Swap Options, expiring 08/03/2009 @ 3.45%	6,400	228,804
expiring 08/03/2009 @ 3.45%	5,900	210,928
expiring 08/03/2009 @ 3.45%	31,900	1,140,444
expiring 08/03/2009 @ 3.85%	21,200	924,673

		3,334,769

Put Options — 0.1%
Currency Option EUR vs JPY, expiring 05/20/2010 @ FX Rate 148.30	EUR 2,100	365,419
Currency Option EUR vs USD, expiring 05/21/2010 @ FX Rate 1.38	EUR 1,400	84,474
expiring 05/21/2010 @ FX Rate 1.38	EUR 1,400	84,474
expiring 06/03/2010 @ FX Rate 1.37	EUR 2,100	127,350
expiring 06/03/2010 @ FX Rate 1.38	EUR 3,200	197,504
Currency Option USD vs JPY, expiring 03/31/2010 @ FX Rate 105.20	1,000	97,582
expiring 03/31/2010 @ FX Rate 105.40	3,000	296,607

		1,253,410

TOTAL OPTIONS PURCHASED (cost $2,074,829)		4,588,179

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate	Maturity Date	Contracts/ Notional Amounts (000)#	Value (Note 2)
TOTAL SHORT-TERM INVESTMENTS (cost $13,936,460)				$16,449,810

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 104.1% (cost $942,598,171)				903,129,495

OPTIONS WRITTEN* — (0.2)%
Call Options — (0.1)%
Interest Rate Swap Options,
expiring 08/21/2009 @ 2.95%			4,000	(22,975)
expiring 11/23/2009 @ 3.42%			15,000	(363,399)
expiring 11/23/2009 @ 3.42%			12,000	(290,719)

				(677,093)

Put Options — (0.1)%
90 Day Euro Dollar Futures,
expiring 09/14/2009, Strike Price $98.50			138,000	(6,037)
expiring 09/14/2009, Strike Price $98.63			43,000	(2,150)
expiring 12/14/2009, Strike Price $98.63			502,000	(134,912)
Interest Rate Swap Options,
expiring 08/21/2009 @ 4.25%			4,000	(20,661)
expiring 11/23/2009 @ 3.42%			15,000	(263,519)
expiring 11/23/2009 @ 3.42%			12,000	(210,815)
expiring 11/23/2009 @ 3.75%			9,000	(110,070)

				(748,164)

TOTAL OPTIONS WRITTEN (premiums received $1,449,363)				(1,425,257)

			Principal Amount (000)#
Federal National Mortgage Assoc. — (2.5)%
Federal National Mortgage Assoc.	5.00%	TBA	$400	(407,250)
Federal National Mortgage Assoc.	5.50%	TBA	9,000	(9,416,250)
Federal National Mortgage Assoc.	5.50%	TBA	6,000	(6,193,128)
Federal National Mortgage Assoc.	6.00%	TBA	5,500	(5,747,500)

				(21,764,128)

Federal Home Loan Mortgage Corp. — (0.4)%
Federal Home Loan Mortgage Corp.	5.50%	TBA	3,000	(3,096,564)

TOTAL SECURITIES SOLD SHORT (proceeds received $24,747,438)				(24,860,692)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 101.0% (cost $916,401,370)				876,843,546
Other liabilities in excess of other assets(x) — (1.0)%				(8,956,960)

NET ASSETS — 100.0%				$867,886,586

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FSB	Federal Savings Bank

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced TIPS Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(m)	Repurchase agreement collateralized by United States Treasuries or federal agency obligations.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
197	90 Day Euro Dollar	Jun 10	$48,600,800	$48,489,087	$(111,713)
296	90 Day Euro Dollar	Jun 11	72,139,575	71,794,800	(344,775)
240	90 Day Euro EURIBOR	Jun 11	81,911,466	81,818,947	(92,519)
300	90 Day Euro EURIBOR	Sep 11	102,189,512	102,052,733	(136,779)
225	90 Day Euro EURIBOR	Dec 11	76,495,535	76,385,674	(109,861)
73	90 Day Euro EURIBOR	Mar 12	24,790,921	24,752,185	(38,736)
47	10 Year U.K. Gilt	Sep 09	9,074,001	9,130,448	56,447

					$(777,936	)(1)

(1)	Cash of $129,422 has been segregated to cover requirements for open futures contracts at June 30, 2009.

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/23/09	Goldman Sachs	AUD	7,472	$5,871,662	$6,009,905	$138,243
Chilean Peso,
Expiring 11/19/09	Barclays Capital Group	CLP	26,039	44,888	48,970	4,082
Expiring 11/19/09	Merrill Lynch	CLP	131,806	228,196	247,877	19,681
Chinese Yuan,
Expiring 07/15/09	Barclays Capital Group	CNY	31,177	4,770,000	4,564,339	(205,661)
Expiring 07/15/09	Baring Securities	CNY	5,555	864,000	813,226	(50,774)
Expiring 07/15/09	Baring Securities	CNY	770	120,000	112,753	(7,247)
Expiring 07/15/09	BT Alex Brown	CNY	74,371	11,350,000	10,888,057	(461,943)
Expiring 07/15/09	BT Alex Brown	CNY	10,205	1,580,000	1,494,066	(85,934)
Expiring 07/15/09	BT Alex Brown	CNY	4,215	657,000	617,131	(39,869)
Expiring 07/15/09	Deutsche Bank	CNY	4,515	700,000	661,006	(38,994)
Expiring 07/15/09	Deutsche Bank	CNY	3,703	576,000	542,142	(33,858)
Expiring 07/15/09	JPMorgan Securities	CNY	4,836	750,000	708,001	(41,999)
Expiring 07/15/09	JPMorgan Securities	CNY	3,866	600,000	565,918	(34,082)
Expiring 07/15/09	JPMorgan Securities	CNY	1,934	300,000	283,178	(16,822)
Expiring 07/15/09	JPMorgan Securities	CNY	1,934	300,000	283,178	(16,822)
Expiring 07/15/09	Hong Kong & Shanghai Bank	CNY	14,560	2,230,000	2,131,632	(98,368)
Expiring 07/15/09	HSBC Securities	CNY	4,515	700,000	661,006	(38,994)
Expiring 03/29/10	BT Alex Brown	CNY	16,149	2,387,108	2,381,174	(5,934)
Expiring 03/29/10	Deutsche Bank	CNY	6,872	1,019,000	1,013,312	(5,688)
Euro,
Expiring 07/27/09	Barclays Capital Group	EUR	1,224	1,707,921	1,717,119	9,198
Mexican Peso,
Expiring 11/27/09	Deutsche Bank	MXN	104,437	7,302,009	7,760,554	458,545
Singapore Dollar,
Expiring 07/30/09	Hong Kong & Shanghai Bank	SGD	1,143	790,000	788,637	(1,363)
South African Rand,
Expiring 11/18/09	Barclays Capital Group	ZAR	10,130	1,038,303	1,277,485	239,182

				$45,886,087	$45,570,666	$(315,421)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009 (continued):

Sale Contracts	Counterparty		Notional Amount (000)#	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/31/09	Deutsche Bank	AUD	5,339	$4,244,105	$4,291,579	$(47,474)
British Pound,
Expiring 08/06/09	JPMorgan Securities	GBP	960	1,586,918	1,579,337	7,581
Chinese Yuan,
Expiring 07/15/09	Barclays Capital Group	CNY	143,067	19,790,000	20,945,325	(1,155,325)
Expiring 07/15/09	BT Alex Brown	CNY	16,149	2,363,698	2,364,217	(519)
Expiring 07/15/09	Deutsche Bank	CNY	6,940	1,019,000	1,016,091	2,909
Singapore Dollar,
Expiring 07/30/09	Hong Kong & Shanghai Bank	SGD	962	632,124	664,016	(31,892)

				$29,635,845	$30,860,565	$(1,224,720)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date		Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS AG(1)	06/15/12	AUD	187,200	4.50%	3 month Australian Bank
					Bill rate	$(2,316,031)	$(746,444)	$(1,569,587)
BNP Paribas(1)	03/15/12	EUR	5,000	1.98%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	99,393	5,320	94,073

						$(2,216,638)	$(741,124)	$(1,475,514	)(5)

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value(4)	Upfront Premiums Received	Unrealized Appreciation
Credit default swaps on credit indices – Sell Protection(1)
Deutsche Bank AG	12/20/12	$2,722	0.71%	Dow Jones
				CDX IG 9 5Y Index	$30,828	$(2,955)	$33,783
Deutsche Bank AG	12/20/12	4,084	0.70%	Dow Jones
				CDX IG 9 5Y Index	45,055	(4,378)	49,433
Deutsche Bank AG	12/20/12	18,862	0.72%	Dow Jones
				CDX IG 9 5Y Index	219,849	(21,333)	241,182
Deutsche Bank AG	12/20/12	5,153	0.71%	Dow Jones
				CDX IG 9 5Y Index	57,924	(5,574)	63,498

					$353,656	$(34,240)	$387,896	(5)

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2009(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)
Barclays Bank PLC	06/20/10	$1,500	5.00%	General Electric Capital Corp.,
				5.625%, due 09/15/17	3.679%	$21,006	$(57,322)	$78,328
Barclays Bank PLC	06/20/12	6,900	5.00%	General Electric Capital Corp.,
				5.625%, due 09/15/17	4.244%	148,711	124,228	24,483
Morgan Stanley Capital Services, Inc.	06/20/11	1,300	5.00%	General Electric Capital Corp.,
				5.625%, due 09/15/17	4.093%	23,673	(60,044)	83,717
Deutsche Bank AG	06/20/10	3,000	1.02%	General Electric Capital Corp.,
				6.00%, due 06/15/12	3.729%	(76,776)	—	(76,776)
Merrill Lynch & Co., Inc.	09/20/12	10,000	0.80%	Morgan Stanley,
				6.60%, due 04/01/12	2.090%	(384,562)	—	(384,562)

						$(267,948)	$6,862	$(274,810	)(5)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Cash of $370,000 has been segregated to cover requirements for open swaps agreements at June 30, 2009.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$77,484,278	$—
Bank Loans	—	7,581,104	—
Collateralized Mortgage Obligations	—	128,990,228	—
Corporate Bonds	—	225,338,710	—
U.S. Treasury Obligations	—	18,221,527	—
U.S. Agencies Obligations	—	137,226,693	—
U.S. Government Mortgage Backed Obligations	—	277,328,360	—
Municipal Bonds	—	5,041,090	—
Foreign Government Bonds	—	9,467,695	—
Repurchase Agreement	—	9,200,000	—
Options	—	4,588,179	—
Affiliated Money Market Mutual Fund	2,661,631	—	—
Written Options	—	(1,425,257)	—
Short Sales	—	(24,860,692)	—

	$2,661,631	$874,181,915	$—
Other Financial Instruments*	(777,936)	(2,996,642)	94,073

Total	$1,883,695	$871,185,273	$94,073

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 12/31/08	$152,392
Accrued discounts/premiums	(1,038)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(57,281)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$94,073

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

U.S. Government Agency Mortgage-Backed Securities	31.9%
U.S. Government Agency Obligations	15.8
Collateralized Mortgage Obligations	14.9
Financial Services	14.4
Asset-Backed Securities	8.9
Financial – Bank & Trust	3.2
U.S. Treasury Obligations	2.1
Insurance	1.3
Electronic Components & Equipment	1.3
Foreign Government Bonds	1.1
Repurchase Agreements	1.1
Telecommunications	1.1
Oil & Gas	1.0
Utilities	1.0
Bank Loans	0.9
Retail & Merchandising	0.8
Computers	0.7
Machinery & Equipment	0.6
Municipal Bonds	0.6
Options Purchased	0.5
Lumber & Wood Products	0.4
Affiliated Money Market Mutual Fund	0.3
Airlines	0.2

104.1
Options Written and Securities Sold Short	(3.1)
Other liabilities in excess of other assets	(1.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$56,447	*	Due to broker-variation margin	$834,383	*
Interest rate contracts	Unrealized appreciation on swap agreements	94,073		Unrealized depreciation on swap agreements	1,569,587
Interest rate contracts	Premiums paid for swap agreements	5,320		Premiums received for swap agreements	746,444
Interest rate contracts	Unaffiliated investments	2,093,330		Written options outstanding, at value	1,425,257
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	879,421		Unrealized depreciation on foreign currency forward contracts	2,419,562
Foreign exchange contracts	Unaffiliated investments	2,494,849		—	—
Credit contracts	Unrealized appreciation on swap agreements	574,424		Unrealized depreciation on swap agreements	461,338
Credit contracts	Premiums paid for swap agreements	124,228		Premiums received for swap agreements	151,606

Total		$6,322,092			$7,608,177

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(102,210)	$4,210,950	$(777,375)	$(10,406,118)	$—	$(7,074,753)
Foreign exchange contracts	—	—	—	—	(2,880,459)	(2,880,459)
Credit contracts	—	—	—	271,314	—	271,314

Total	$(102,210)	$4,210,950	$(777,375)	$(10,134,804)	$(2,880,459)	$(9,683,898)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(1,618,394)	$(5,904,155)	$3,245,580	$19,870,060	$—	$15,593,091
Foreign exchange contracts	(168,231)	—	—	—	5,365,506	5,197,275
Credit contracts	—	—	—	1,205,695	—	1,205,695

Total	$(1,786,625)	$(5,904,155)	$3,245,580	$21,075,755	$5,365,506	$21,996,061

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $939,936,540)	$900,467,864
Affiliated investments (cost $2,661,631)	2,661,631
Foreign currency, at value (cost $4,048,448)	4,132,725
Deposit with broker	499,442
Cash	344,700
Receivable for investments sold	185,425,258
Receivable for fund share sold	19,360,034
Dividends and interest receivable	3,689,368
Unrealized appreciation on foreign currency forward contracts	879,421
Unrealized appreciation on swap agreements	668,497
Premiums paid for swap agreements	129,548
Prepaid expenses	10,620

Total Assets	1,118,269,108

LIABILITIES:
Payable for investments purchased	216,429,579
Securities sold short, at value (proceeds received $24,747,438)	24,860,692
Unrealized depreciation on foreign currency forward contracts	2,419,562
Unrealized depreciation on swap agreements	2,030,925
Due to broker	1,830,000
Written options, at value (premium received $1,449,363)	1,425,257
Premiums received for swap agreements	898,050
Advisory fees payable	214,686
Accrued expenses and other liabilities	147,122
Due to broker-variation margin	116,894
Shareholder servicing fees payable	8,770
Affiliated transfer agent fee payable	898
Payable for fund share repurchased	87

Total Liabilities	250,382,522

NET ASSETS	$867,886,586

Net assets were comprised of:
Paid-in capital	$899,024,027
Retained earnings	(31,137,441)

Net assets, June 30, 2009	$867,886,586

Net asset value and redemption price per share, $867,886,586 / 86,214,634 outstanding shares of beneficial interest	$10.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest income	$17,354,703
Affiliated dividend income	16,581

17,371,284

EXPENSES
Advisory fees	2,538,374
Shareholder servicing fees and expenses	374,364
Custodian and accounting fees	145,000
Audit fee	22,000
Trustees’ fees	10,000
Insurance expenses	8,000
Shareholders’ reports	7,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Legal fees and expenses	5,000
Miscellaneous	8,683

Total expenses	3,125,421

NET INVESTMENT INCOME	14,245,863

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	6,275,076
Futures transactions	4,210,950
Short sale transactions	(555,858)
Options written transactions	(777,375)
Swap agreement transactions	(10,134,804)
Foreign currency transactions	(3,122,876)

(4,104,887)

Net change in unrealized appreciation (depreciation) on:
Investments	13,877,410
Futures	(5,904,155)
Short sales	49,190
Foreign currencies	5,116,509
Options written	3,245,580
Swap agreements	21,075,755

37,460,289

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	33,355,402

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,601,265

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$14,245,863	$43,232,806
Net realized gain (loss) on investment and foreign currency transactions	(4,104,887)	84,875,068
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	37,460,289	(109,816,122)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	47,601,265	18,291,752

DISTRIBUTIONS	(102,395,434)	(57,921,017)

FUND SHARE TRANSACTIONS:
Fund share sold [16,796,319 and 35,724,282 shares, respectively]	181,812,745	396,738,743
Fund share issued in reinvestment of distributions [10,270,355 and 5,299,270 shares, respectively]	102,395,434	57,921,017
Fund share repurchased [12,315,319 and 77,612,492 shares, respectively]	(137,183,974)	(867,029,146)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	147,024,205	(412,369,386)

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,230,036	(451,998,651)
NET ASSETS:
Beginning of period	775,656,550	1,227,655,201

End of period	$867,886,586	$775,656,550

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 117.6%
ASSET-BACKED SECURITIES(c) — 3.5%
ACE Securities Corp., Series 2006-ASP5, Class A2A	Aaa	0.394%	10/25/36	$291	$281,578
ACE Securities Corp., Series 2006-HE4, Class A2A	Caa2	0.374%	10/25/36	1,829	1,189,274
ACE Securities Corp., Series 2006-NC3, Class A2A	Baa3	0.364%	12/25/36	938	687,450
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.589%	09/25/34	1,101	708,142
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	1.519%	12/16/13	5,400	5,385,462
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	B3	0.394%	10/25/36	1,022	904,702
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	A3	0.404%	06/25/47	2,188	1,660,544
BNC Mortgage Loan Trust, Series 2007-2, Class A2	A1	0.414%	05/25/37	8,334	6,266,574
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A	Baa2	0.424%	03/25/37	5,988	4,136,910
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	0.424%	10/25/46	1,276	1,130,523
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	0.364%	12/25/46	151	148,362
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	A2	0.364%	05/25/47	1,394	1,267,998
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aa2	0.364%	05/25/37	9,805	9,271,176
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.384%	06/25/47	2,126	1,968,956
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	A2	0.394%	06/25/37	1,859	1,718,372
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Baa2	0.414%	09/25/37	6,588	5,878,553
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	A3	0.394%	10/25/47	6,974	6,119,768
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	B3	0.374%	11/25/36	2,283	1,864,142
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Aaa	0.684%	05/25/40	3,633	2,536,409
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	0.554%	06/25/32	2,559	2,153,272
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	0.364%	11/25/36	2,759	2,597,925
First NLC Trust, Series 2007-1, Class A1, 144A	Ba3	0.384%	08/25/37	10,894	6,798,453
Ford Credit Auto Owner Trust, Series 2008-B, Class A2	Aaa	1.519%	12/15/10	17,926	17,955,790
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Ba3	0.374%	01/25/37	1,902	1,232,022
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	B3	0.354%	08/25/36	340	250,777
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	0.605%	01/20/34	6,528	4,507,633
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V	Aaa	0.385%	03/20/36	655	637,732
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Caa2	0.364%	12/25/36	1,079	652,929
Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1	Aaa	0.374%	04/25/37	762	723,374
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	A2	0.364%	10/25/36	13,811	10,719,084
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2	A2	0.364%	08/25/36	321	298,122
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Baa2	0.394%	03/25/37	3,801	3,012,337
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Ba2	0.374%	03/25/47	4,217	3,027,867

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (Continued)
Lehman XS Trust, Series 2006-16N, Class A1A	A3	0.394%		11/25/46	$2,854	$2,386,561
Lehman XS Trust, Series 2006-9, Class A1A	Aaa	0.383%		05/25/46	6	5,798
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.594%		10/25/34	127	80,787
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aa2	0.374%		11/25/36	1,367	1,267,412
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	NR	0.919%		07/09/21	13,900	12,522,183
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	0.384%		08/25/36	1,128	1,121,083
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa	0.364%		10/25/36	533	495,227
Morgan Stanley ABS Capital I, Series 2006-NC5, Class A2A	Aaa	0.354%		10/25/36	685	641,805
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	0.626%		10/25/34	5,500	4,098,909
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A	Aaa	0.394%		10/25/36	638	631,031
Residential Asset Securities Corp., Series 2006-KS9, Class AI1	Aaa	0.384%		11/25/36	561	553,371
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Baa2	0.384%		02/25/37	4,980	4,583,740
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Ba2	0.424%		04/25/37	5,075	4,413,060
Saxon Asset Securities Trust, Series 2006-3, Class A1	Aaa	0.374%		10/25/46	370	355,875
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Caa2	0.374%		12/25/36	286	160,033
SLC Student Loan Trust, Series 2007-1, Class A1	Aaa	0.863%		02/15/15	2,154	2,150,806
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	1.082%		10/25/18	4,466	4,439,981
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Caa2	0.374%		11/25/36	561	301,696
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Baa2	0.394%		06/25/37	4,928	3,937,547
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.364%		10/25/36	4,119	3,760,615
Wells Fargo Home Equity Trust, Series 2006-3, Class A1	Aaa	0.364%		01/25/37	180	178,708

TOTAL ASSET-BACKED SECURITIES (cost $184,179,541)						155,778,440

BANK LOANS(c) — 0.7%
Chrysler Financial, Term B	CAA(d)	4.32%		08/03/14	19,650	18,184,444
NRG Energy, Inc., Term B	BA+(d)	2.10%		02/01/13	7,389	6,937,261
NRG Energy, Inc., Term BI(g)	BA+(d)	1.81%		02/01/13	2,923	2,923,211
RH Donnelley, Inc.	CAA-(d)	6.75%		06/30/11	148	115,356
RH Donnelley, Inc., Term BI	B-(d)	6.75%		06/30/11	1,219	951,531
RH Donnelley, Inc., Term D	BA+(d)	6.75%		06/30/11	2,216	1,729,404

TOTAL BANK LOANS (cost $32,654,808)						30,841,207

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.1%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34	3,582	3,026,204
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Ba1	5.152	%(c)	09/25/35	6,250	4,061,389
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	4.39	%(c)	02/25/45	1,464	1,151,379
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	3.781	%(c)	05/25/35	2,490	2,113,619
Banc of America Funding Corp., Series 2006-J, Class 4A1	CCC(d)	6.102	%(c)	01/20/47	2,732	1,450,569
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33	326	307,715

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa	4.185	%(c)	07/25/34	$4,225	$3,385,764
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.609	%(c)	02/25/33	329	305,905
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	5.088	%(c)	02/25/33	218	194,797
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	5.021	%(c)	04/25/33	143	118,895
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aa2	5.583	%(c)	01/25/34	24	18,035
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aa2	5.106	%(c)	01/25/34	437	307,287
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	A2	4.179	%(c)	07/25/34	3,368	2,681,300
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	A1	5.063	%(c)	11/25/34	8,258	6,925,876
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	A1	4.965	%(c)	01/25/35	3,499	2,948,855
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Aa1	2.96	%(c)	03/25/35	38,751	33,490,069
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aa1	4.55	%(c)	08/25/35	50,174	44,245,957
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Aa1	4.128	%(c)	12/25/33	4,008	3,151,177
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Ba1	5.362	%(c)	05/25/35	3,451	2,230,756
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Ba1	5.491	%(c)	09/25/35	1,784	966,124
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aa3	0.474	%(c)	02/25/34	3,826	2,166,445
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA(d)	5.201%		12/11/38	24,597	20,434,541
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44	400	323,722
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471	%(c)	01/12/45	1,100	913,698
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	5.644	%(c)	01/26/36	6,786	3,746,258
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.714	%(c)	12/26/46	3,739	2,273,515
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ba2	4.669	%(c)	08/25/35	9,233	2,733,193
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46	3,300	2,405,900
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.494	%(c)	05/25/47	4,161	1,556,367
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-10, Class A2	Aaa	5.75%		05/25/33	187	184,243
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Aaa	4.786	%(c)	11/25/34	5,737	4,350,067
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	A3	4.711	%(c)	02/20/35	10,271	8,157,833
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Baa3	5.25	%(c)	02/20/36	990	671,843
CS First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	Aaa	1.135	%(c)	03/25/32	81	61,018
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	855	910,489
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	272	294,725
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	242	261,450
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	78	83,944

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	$159	$168,633
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17	931	961,955
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	6,356	6,610,582
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	200	205,277
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.631	%(c)	05/25/35	587	585,970
Fannie Mae, Series 2006-118, Class A1	Aaa	0.374	%(c)	12/25/36	2,587	2,333,029
Fannie Mae, Series 2007-73, Class A1	Aaa	0.374	%(c)	07/25/37	10,208	9,054,923
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	2.639	%(c)	02/25/45	324	308,385
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.354	%(c)	12/25/36	10,236	9,734,246
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	Aaa	5.365	%(c)	08/25/35	1,840	1,397,497
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	1,843	1,981,529
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	5,073	5,423,464
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	314	333,018
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,373,977
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,293,733
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	542,549
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	945,975
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	623,767
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	10,887	10,149,764
Freddie Mac, Series 2950, Class NA	Aaa	4.25%		09/15/24	4,072	4,114,125
Freddie Mac, Series 3149, Class LF	Aaa	0.619	%(c)	05/15/36	3,376	3,257,061
Freddie Mac, Series 3335, Class AF	Aaa	0.469	%(c)	10/15/20	33,212	32,509,454
Freddie Mac, Series 3335, Class BF	Aaa	0.469	%(c)	07/15/19	7,475	7,328,002
Freddie Mac, Series 3335, Class FT	Aaa	0.469	%(c)	08/15/19	16,872	16,529,595
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.394	%(c)	10/25/46	3,448	2,836,662
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B2	0.394	%(c)	01/25/47	4,148	3,146,094
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	4.826	%(c)	10/25/33	3,583	2,706,256
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799	%(c)	08/10/42	200	170,216
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	800	637,692
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aaa	5.805	%(c)	08/10/45	3,000	2,267,011
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	3.726	%(c)	06/25/34	2,166	1,842,362
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	AAA(d)	5.241	%(c)	11/25/35	7,077	5,502,386
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Baa1	0.533	%(c)	05/19/35	817	365,030
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Baa2	5.143	%(c)	07/19/35	4,846	2,811,826
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	B2	0.403	%(c)	01/19/38	3,564	3,292,517
Indymac ARM Trust, Series 2001-H2, Class A2	Aaa	3.708	%(c)	01/25/32	24	16,388
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Baa3	4.976	%(c)	12/25/34	1,859	1,407,781
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	Caa2	0.404	%(c)	11/25/46	1,856	1,727,985
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882	%(c)	02/15/51	1,100	823,757
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	600	441,654

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Aaa	4.81	%(c)	02/25/34	$2,739	$2,467,696
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Aaa	5.012	%(c)	02/25/35	2,021	1,766,693
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B2	4.741	%(c)	07/25/35	9,059	7,337,496
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	AAA(d)	5.866	%(c)	09/15/45	20,000	15,298,828
Master Asset Backed Securities Trust, Series 2007-HE1, Class A1	Baa2	0.394	%(c)	05/25/37	2,589	2,094,081
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485	%(c)	03/12/51	2,300	1,542,655
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	4.296	%(c)	05/25/33	3,963	3,201,210
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	A3	0.524	%(c)	02/25/36	1,798	968,984
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Aaa	4.561	%(c)	12/25/34	653	577,664
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.314	%(c)	10/25/35	659	524,885
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Aaa	0.564	%(c)	11/25/35	3,223	2,146,998
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	AAA(d)	5.364%		03/15/44	14,100	10,683,047
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	AAA(d)	5.809%		12/12/49	200	152,397
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	0.714	%(c)	02/25/34	756	610,716
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	0.714	%(c)	02/25/19	128	121,655
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	B3	5.202	%(c)	09/25/35	6,781	4,855,087
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.95%		08/01/17	44	47,810
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	5.334	%(c)	01/25/35	7,003	4,699,811
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Ba1	5.516	%(c)	08/25/35	1,206	784,575
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	A1	0.414	%(c)	09/25/47	7,582	7,061,215
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	4.687	%(c)	02/25/32	75	66,074
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	A2	4.395	%(c)	01/25/34	773	579,246
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	AAA(d)	4.504	%(c)	10/25/35	3,059	2,106,779
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	A3	0.434	%(c)	09/25/46	8,435	7,736,082
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	A3	0.424	%(c)	11/25/46	3,454	3,102,104
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.604	%(c)	10/25/45	716	374,681
Washington Mutual, Inc., Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	368	329,327
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	42,951	36,007,709
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.981	%(c)	12/25/34	5,795	5,160,075
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aa3	4.947	%(c)	01/25/35	7,269	6,075,908
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	AAA(d)	4.95	%(c)	03/25/36	4,326	3,054,632

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $518,704,830)						443,909,170

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS — 29.5%
Airlines
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/13/12		$2,636	$15,421
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/27/12		232	1,356
United Air Lines, Inc., Pass-Through Certificates(g)(i)	NR	10.02%		03/22/14		659	223,925

							240,702

Automobile Manufacturers — 0.3%
Daimler Finance North America LLC, Gtd. Notes	A3	7.75%		01/18/11		3,000	3,126,459
Daimler Finance North America LLC, Gtd. Notes	A3	8.00%		06/15/10		5,000	5,162,415
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	1.466	%(c)	08/03/09		5,100	5,084,542

							13,373,416

Banking
Export Import Bank China, Unsec’d. Notes, 144A (China)	A1	4.875%		07/21/15		600	623,414

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.15%		06/01/18		24,800	26,957,699

Electric — 0.7%
Ohio Power Co., Sr. Unsec’d. Notes	A3	1.346	%(c)	04/05/10		16,030	15,854,696
Pepco Holdings, Inc., Sr. Unsec’d. Notes	Baa3	1.293	%(c)	06/01/10		1,600	1,569,107
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A3	5.30%		05/01/18		13,500	14,107,149

							31,530,952

Financial – Bank & Trust — 7.2%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13		9,100	8,930,458
American Express Bank FSB, Sr. Unsec’d. Notes	A2	6.00%		09/13/17		500	456,086
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	6.00%		09/13/17		500	456,086
American Express Co., Sr. Unsec’d. Notes	A3	6.15%		08/28/17		3,700	3,412,466
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)	Aa2	1.014	%(c)	08/07/09		12,400	12,402,554
Bank of America Corp., FDIC Gtd. Notes	Aaa	2.10%		04/30/12		26,300	26,340,081
Bank of America Corp., Sr. Unsec’d. Notes	A2	0.813	%(c)	09/18/09		6,100	6,088,648
Bank of America Corp., Sub. Notes	A3	1.213	%(c)	08/15/16		1,900	1,489,714
Bank of America NA, Sub. Notes	A1	6.00%		10/15/36		1,900	1,522,827
Bank of Scotland PLC, Bank Gtd. Notes, 144A, MTN (United Kingdom)	Aa3	1.153	%(c)	07/17/09		8,400	8,395,246
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.45%		09/12/12		63,200	65,892,889
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(g)	Baa1	10.179%		06/12/21		11,760	12,150,902
China Development Bank, Sr. Unsec’d. Notes (China)	A1	5.00%		10/15/15		600	619,247
Countrywide Home Loans, Inc., Gtd. Notes	A2	5.625%		07/15/09		3,700	3,701,965
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France)	Aa1	0.714	%(c)	05/28/10		7,000	6,962,263
DBS Bank Ltd., Sub. Notes, 144A (Singapore)	Aa2	1.074	%(c)	05/16/17		1,000	875,000
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17		11,000	11,221,232
DnB Nor Bank ASA, Sr. Notes, 144A (Norway)	Aa1	1.209	%(c)	10/13/09		5,400	5,366,196
Fifth Third Bancorp, Sub. Notes	Baa2	8.25%		03/01/38		4,200	3,215,108
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	1.162	%(c)	10/21/09		4,200	4,187,707
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		05/02/36		5,100	4,980,323
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		09/15/37		3,700	3,579,058
LeasePlan Corp. NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)	Aaa	3.125%		02/10/12	EUR	9,000	12,774,816
Lloyds Banking Group PLC, Jr. Sub. Notes, 144A (United Kingdom)	B3	5.92	%(c)	09/29/49		700	245,000
Northern Rock PLC, Covered, 144A (United Kingdom)(g)	Aaa	5.625%		06/22/17		42,000	36,716,505
RBS Capital Trust I, Bank Gtd. Notes	B3	4.709	%(c)	12/29/49		3,200	1,312,000
Resona Bank Ltd., Notes, 144A (Japan)	A2	5.85	%(c)	09/29/49		900	679,500

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64	%(c)	03/29/49		$10,200	$4,131,000
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.32	%(c)	04/08/11		9,900	9,885,516
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	3.00%		12/09/11		44,200	45,132,620
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, MTN (France)	Aaa	2.125%		05/20/12	EUR	2,500	3,499,505
State Street Capital Trust IV, Gtd. Notes	A2	1.629	%(c)	06/01/77		1,100	633,892
Wachovia Corp., Sr. Unsec’d. Notes	A1	1.261	%(c)	10/15/11		300	284,948
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	1.218	%(c)	08/01/13		1,100	987,525
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.50%		05/01/13		900	929,704
Wachovia Corp., Sub. Notes	A2	1.379	%(c)	10/28/15		1,000	786,194
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	0.672	%(c)	03/23/10		2,500	2,492,175
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	0.729	%(c)	09/15/09		3,100	3,102,030

							315,838,986

Financial Services — 15.3%
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%		04/30/13		6,500	6,720,909
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	0.381	%(c)	11/09/09		9,100	9,038,539
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	1.708	%(c)	05/27/10		300	296,277
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		6,000	5,957,814
BA Covered Bond Issuer, Covered, 144A	Aa1	5.50%		06/14/12		10,250	10,083,642
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	1.093	%(c)	08/15/11		1,100	1,071,430
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	0.843	%(c)	08/21/09		22,100	22,116,177
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	0.854	%(c)	11/28/11		6,012	5,866,233
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	0.974	%(c)	05/18/10		18,800	18,771,969
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	1.392	%(c)	07/16/09		3,200	3,201,114
C8 Capital SPV Ltd., Notes, 144A (Mexico)	CCC(d)	6.64	%(c)	12/29/49		27,700	14,188,771
Caelus Re Ltd., Notes, 144A (Cayman Islands)(g)	BB+(d)	6.918	%(c)	06/07/11		3,200	2,911,735
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.199	%(c)	10/09/09		22,100	22,101,989
CIT Group Funding Co. of Canada, Gtd. Notes (Canada)	Ba2	5.60%		11/02/11		9,100	7,325,500
CIT Group, Inc., Sr. Unsec’d. Notes	Ba2	1.306	%(c)	11/03/10		1,100	820,472
CIT Group, Inc., Sr. Unsec’d. Notes	Ba2	5.40%		03/07/13		3,000	1,859,283
CIT Group, Inc., Sr. Unsec’d. Notes	Ba2	5.80%		07/28/11		1,800	1,349,554
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Ba2	0.974	%(c)	08/17/09		5,500	5,345,335
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Ba2	4.75%		12/15/10		1,000	785,009
Citigroup Capital XVIII, Gtd. Notes	Baa3	6.829	%(c)	06/28/67	GBP	21,400	17,603,606
Citigroup Capital XXI, Gtd. Notes	Baa3	8.30	%(c)	12/21/77		43,000	33,532,475
Citigroup, Inc., Jr. Sub. Notes	Ca	8.40	%(c)	04/29/49		13,400	10,050,938
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.903	%(c)	06/09/16		14,300	10,164,840
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.30%		10/17/12		2,400	2,314,939
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		08/27/12		5,900	5,717,247
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		23,000	21,556,635
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.85%		07/02/13		1,600	1,513,477
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17		3,700	3,225,531
Citigroup, Inc., Sub. Notes	Baa1	5.625%		08/27/12		4,500	4,213,053
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36		11,000	8,191,326
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg)	A2	6.80%		09/15/37		22,100	22,911,070
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	5.70%		01/15/10		1,100	1,061,666
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.25%		10/25/11		200	172,988
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		10/28/09		5,400	5,353,711
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		02/01/11		9,600	8,690,640

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.875%		06/15/10		$760	$721,897
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.625%		11/01/10		400	375,970
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	3.00%		12/09/11		33,500	34,560,241
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	1.226	%(c)	10/06/10		700	687,461
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	0.953	%(c)	08/15/11		3,400	3,219,470
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	1.122	%(c)	10/26/09		1,300	1,299,783
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67		33,100	22,085,015
General Electric Capital Corp., Sub. Notes, 144A	Aa3	5.50	%(c)	09/15/67	EUR	33,000	26,156,307
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	Ca	6.00%		12/15/11		1,000	839,612
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.43	%(c)	07/23/09		4,640	4,640,849
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.734	%(c)	01/30/17	EUR	1,050	1,194,746
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18		21,700	21,048,110
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.15%		04/01/18		7,200	7,009,754
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17		16,400	16,226,603
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	0.934	%(c)	11/16/09		4,100	4,096,265
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.375%		05/02/18	EUR	600	853,418
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%		01/15/17		5,400	5,132,230
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	1.531	%(c)	01/15/10		3,200	2,973,101
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.625%		09/15/10		5,000	4,491,965
JPMorgan Chase & Co., FDIC Gtd. Notes	Aaa	2.20%		06/15/12		6,100	6,130,872
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.00%		01/15/18		5,500	5,463,739
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	1.026	%(c)	05/07/10		10,000	9,983,920
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.00%		10/01/17		11,800	11,485,388
JPMorgan Chase Capital XX, Gtd. Notes	A1	6.55%		09/15/66		1,000	794,823
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.907	%(c)	11/16/09		14,300	2,109,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.951	%(c)	05/25/10		5,800	855,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.005	%(c)	07/18/11		3,900	575,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.053	%(c)	11/10/09		3,500	516,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		6,200	937,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.20%		09/26/14		2,600	383,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18		3,300	528,000
Longpoint Re Ltd., Notes, 144A (Cayman Islands)(g)	BB+(d)	5.874	%(c)	11/08/11		3,100	3,013,200
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	0.726	%(c)	12/04/09		4,900	4,890,582
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.867	%(c)	06/05/12		13,200	11,749,927
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.996	%(c)	08/14/09		5,100	5,099,990
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.292	%(c)	07/25/11		6,900	6,389,248
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	3.188	%(c)	05/12/10		200	198,875
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05%		08/15/12		3,600	3,609,515
Morgan Stanley, FDIC Gtd. Notes	Aaa	3.25%		12/01/11		7,000	7,261,688
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	3.006	%(c)	05/14/10		13,300	13,261,204
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.25%		08/28/17		20,900	20,222,568
MUFG Capital Finance 5 Ltd., Sub. Notes (Japan)	A2	6.299	%(c)	01/29/49	GBP	900	1,014,279
Mystic Re Ltd., Notes, 144A (Cayman Islands)(g)	BB-(d)	10.668	%(c)	06/07/11		2,200	2,026,540
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia)	Aa1	0.688	%(c)	09/11/09		5,600	5,595,582
Rockies Express Pipeline LLC, Gtd. Notes, 144A	Baa2	4.50	%(c)	08/20/09		300	300,029
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	6.671	%(c)	10/29/49		19,800	14,652,000
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa1	0.697	%(c)	11/20/09		10,200	10,135,740
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	1.232	%(c)	07/27/09		22,000	21,906,302
SMFG Preferred Capital Ltd., Jr. Sub. Notes (Cayman Islands)	A2	6.164	%(c)	01/29/49	GBP	7,860	8,398,198

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Societe Generale, Jr. Sub. Notes (France)	A1	7.756	%(c)	05/29/49	EUR	2,600	$2,480,255
Societe Generale, Jr. Sub. Notes, 144A (France)	A1	5.922	%(c)	04/29/49		$18,300	11,346,000
TNK-BP Finance SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa2	6.125%		03/20/12		1,500	1,383,750
TransCapitalInvest Ltd. For OJSC AK Transneft, Sec’d. Notes, 144A (Ireland)	Baa1	8.70%		08/07/18		2,300	2,213,750
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	1.927	%(c)	05/05/10		8,400	8,424,746
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	5.75%		04/25/18		5,100	4,644,754
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243	%(c)	05/29/49		8,100	4,779,000
UFJ Finance Aruba AEC, Bank Gtd. Notes	Aa3	6.75%		07/15/13		400	414,177
United Mexican States, Notes, MTN (Mexico)	Baa1	5.95%		03/19/19		2,200	2,222,000
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A	Baa1	5.875	%(c)	05/09/62		3,200	2,313,280

							673,410,112

Insurance — 0.9%
American International Group, Inc., Jr. Sub. Notes(g)	Ba2	8.625	%(c)	05/22/68	GBP	2,500	925,423
American International Group, Inc., Sr. Unsec’d. Notes	A3	1.217	%(c)	10/18/11		900	580,848
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15		800	431,550
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.375%		10/18/11		5,020	3,616,634
American International Group, Inc., Sr. Unsec’d. Notes, 144A	A3	8.25%		08/15/18		6,200	3,648,744
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	0.709	%(c)	03/20/12		4,000	2,082,916
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.95%		03/20/12		11,600	7,888,174
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		300	158,715
Monumental Global Funding Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	A1	5.50%		04/22/13		4,500	4,341,852
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.30%		04/24/13		6,300	6,285,529
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.55%		04/27/15		9,100	8,996,888
Residental Reinsurance 2007 Ltd., Notes, 144A(g)	B+(d)	10.918	%(c)	06/07/10		1,400	1,330,420

							40,287,693

Machinery & Equipment — 0.2%
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands)	A1	0.956	%(c)	08/14/09		7,400	7,393,333

Media — 0.9%
Comcast Corp., Gtd. Notes	Baa1	6.45%		03/15/37		1,600	1,576,863
Time Warner, Inc., Gtd. Notes	Baa2	1.15	%(c)	11/13/09		24,326	24,267,958
Walt Disney Co. (The), Sr. Unsec’d. Notes	A2	0.75	%(c)	09/10/09		15,170	15,176,538

							41,021,359

Medical Supplies & Equipment — 0.1%
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	5.90%		09/15/17		2,700	2,891,241
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.45%		09/15/37		2,700	2,993,120

							5,884,361

Metals & Mining — 0.2%
Codelco, Inc., Notes, 144A (Chile)	A1	7.50%		01/15/19		5,100	5,901,225
Codelco, Inc., Unsec’d. Notes, 144A (Chile)	A1	6.15%		10/24/36		700	685,159
Vale Overseas Ltd., Gtd. Notes	Baa2	6.25%		01/23/17		1,200	1,209,917
Vale Overseas Ltd., Gtd. Notes	Baa2	6.875%		11/21/36		1,200	1,139,406

							8,935,707

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Oil & Gas — 0.6%
Citigroup Global Markets Deutschland AG for OAO Gazprom, Sec’d. Notes (Germany)	Baa1	10.50%		10/21/09		$6,400	$6,552,000
El Paso Corp., Notes	Ba3	7.75%		01/15/32		4,200	3,418,888
Gaz Capital SA, Notes, 144A (Luxembourg)	Baa1	7.343%		04/11/13		1,900	1,833,500
Gaz Capital SA, Sec’d. Notes, 144A (Luxembourg)	Baa1	6.212%		11/22/16		1,100	918,500
Gaz Capital SA, Sr. Sec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18		7,200	6,552,000
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	Baa3	6.514%		12/15/12		6,700	7,022,873
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Baa1	5.265%		06/15/11		370	356,525
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Sr. Sec’d. Notes, 144A (Qatar)	Aa2	5.298%		09/30/20		1,600	1,463,216

							28,117,502

Real Estate — 0.3%
WEA Finance LLC/WCI Finance LLC, Gtd. Notes, 144A (Australia)	A2	5.70%		10/01/16		12,330	10,676,103

Retail & Merchandising — 0.7%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	A2	1.139	%(c)	07/30/10		11,800	11,816,437
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		07/01/15		20,000	20,851,540

							32,667,977

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	A2	1.116	%(c)	02/05/10		3,700	3,702,601
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.95%		01/15/13		1,700	1,768,010
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38		1,200	1,159,505
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		153	148,410
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		8,950	6,757,250
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	1.717	%(c)	07/18/11		6,900	6,594,206
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.25%		12/01/10		900	958,268
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	3.316	%(c)	05/20/11		38,700	39,829,150

							60,917,400

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%		05/16/18		4,200	4,402,411

TOTAL CORPORATE OBLIGATIONS (cost $1,389,891,397)							1,302,279,127

FOREIGN GOVERNMENT BONDS — 0.9%
Korea Development Bank, Notes (South Korea)	A2	1.317	%(c)	04/03/10		24,700	24,179,571
Province of Ontario Canada, Debs. (Canada)	Aa1	6.50%		03/08/29	CAD	9,800	10,000,356
Republic of Brazil, Unsub. Notes (Brazil)	Ba1	8.00%		01/15/18		1,900	2,128,000
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	10.25%		01/10/28	BRL	6,400	3,217,147
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	Baa1	5.875%		05/30/22		800	739,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $39,690,321)							40,264,074

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS — 3.1%
California — 0.7%
Golden State Tobacco Securitization Corp., Revenue Bond	Baa3	1.584	%(s)	06/01/37	$22,700	$9,574,406
State of California, General Obligation Bond	A2	5.00%		12/01/37	24,000	20,033,760

						29,608,166

Florida — 0.3%
State of Florida, General Obligation Bond	Aa1	5.25%		07/01/37	13,600	13,726,208

Illinois — 0.7%
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.30%		12/01/21	500	516,186
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.899%		12/01/40	5,800	6,274,904
Chicago Park District Il, General Obligation Bond	Aa3	5.00%		01/01/18	5,000	5,345,800
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%		12/01/40	6,000	6,351,060
Illinois State, General Obligation Bond	A1	5.00%		04/01/30	12,600	12,605,292
State of Illinois, General Obligation Bond	A1	4.95%		06/01/23	570	549,748

						31,642,990

Massachusetts — 0.1%
Massachusetts State, General Obligation Bond	Aa2	5.50%		10/01/17	3,700	4,288,041

Nevada — 0.2%
County of Clark NV, General Obligation Bond	Aa1	5.00%		06/01/26	6,300	6,207,831
Truckee Meadows Water Authority, Revenue Bond, Series A	A1	5.00%		07/01/36	195	179,572

						6,387,403

New Jersey
City of Trenton, General Obligation Bond (FSA Insured)	Aa3	4.80%		04/01/14	990	999,850
Jersey City Municipal Utilities Authority, Revenue Bond, Series A (MBIA Insured)	Baa1	4.81%		05/15/14	1,000	881,860

						1,881,710

New York — 0.5%
New York State Environmental Facilities Corp., Revenue Bonds	Aa1	5.00%		06/15/33	16,000	16,103,040
New York State Housing Finance Agency, Revenue Bonds	AAA(d)	5.00%		03/15/32	5,300	5,337,895

						21,440,935

Oregon
Portland Oregon River District Urban Renewal and Redevelopment, Revenue Bond, Series B (AMBAC Insured)	A3	3.35%		06/15/10	1,020	1,029,843

Texas — 0.3%
Houston Texas, General Obligation Bond	Aa3	5.00%		03/01/20	12,440	13,387,555

Wisconsin — 0.3%
Badger Tobacco Asset Securitization Corp., Revenue Bond	Aaa	6.00%		06/01/17	10,100	11,191,406
Wisconsin State General, Revenue Bond	Aa3	5.70%		05/01/26	510	484,158

						11,675,564

TOTAL MUNICIPAL BONDS (cost $135,992,204)						135,068,415

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES — 52.2%
Federal Home Loan Mortgage Corp.	4.866	%(c)	11/01/35	$1,887	$1,955,754
Federal Home Loan Mortgage Corp.	5.00%		10/01/18-08/01/38	3,580	3,731,441
Federal Home Loan Mortgage Corp.	5.00%		TBA	54,200	55,114,625
Federal Home Loan Mortgage Corp.	5.00%		TBA	73,800	74,745,526
Federal Home Loan Mortgage Corp.	5.50%		10/01/36-04/01/39	99,078	102,433,988
Federal Home Loan Mortgage Corp.	5.50%		TBA	147,000	151,731,636
Federal Home Loan Mortgage Corp.	6.00%		02/01/16-02/01/34	3,587	3,781,329
Federal Home Loan Mortgage Corp.	6.00%		TBA	156,200	162,985,016
Federal National Mortgage Assoc.	2.539	%(c)	06/01/43	2,943	2,931,392
Federal National Mortgage Assoc.	3.444	%(c)	08/01/29	123	122,584
Federal National Mortgage Assoc.	3.841	%(c)	05/01/36	7,460	7,444,421
Federal National Mortgage Assoc.	4.232	%(c)	11/01/35	2,365	2,379,511
Federal National Mortgage Assoc.	4.325	%(c)	01/01/24	1	1,385
Federal National Mortgage Assoc.	4.50%		07/01/22-09/01/33	6,446	6,583,995
Federal National Mortgage Assoc.	4.525	%(c)	01/01/28	99	99,305
Federal National Mortgage Assoc.	4.805	%(c)	08/01/35	4,423	4,546,271
Federal National Mortgage Assoc.	5.00%		03/01/14-03/01/36	95,014	98,288,863
Federal National Mortgage Assoc.	5.399	%(c)	01/01/36	1,716	1,816,232
Federal National Mortgage Assoc.	5.50%		08/01/16-05/01/39	1,167,317	1,207,257,532
Federal National Mortgage Assoc.	5.50%		TBA	48,500	50,061,118
Federal National Mortgage Assoc.	6.00%		05/01/11-03/01/39	325,705	341,163,760
Federal National Mortgage Assoc.	6.00%		TBA	2,000	2,089,546
Federal National Mortgage Assoc.	6.00%		TBA	500	522,500
Federal National Mortgage Assoc.	6.50%		09/01/16	378	400,705
Federal National Mortgage Assoc.	6.50%		TBA	6,000	6,390,000
Government National Mortgage Assoc.	3.75	%(c)	01/20/32-02/20/32	1,734	1,752,860
Government National Mortgage Assoc.	4.125	%(c)	10/20/23-11/20/29	1,634	1,660,203
Government National Mortgage Assoc.	4.375	%(c)	03/20/17-02/20/27	1,249	1,274,795
Government National Mortgage Assoc.	4.625	%(c)	08/20/23-07/20/30	1,017	1,041,305
Government National Mortgage Assoc.	5.375	%(c)	06/20/22-05/20/30	278	286,131
Government National Mortgage Assoc.	6.00%		10/15/31-10/15/38	9,905	10,334,110
Government National Mortgage Assoc.	7.00%		02/15/24	9	9,303

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $2,285,167,470)					2,304,937,142

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
Federal Home Loan Mortgage Corp., Notes	0.641	%(c)	08/24/10	4,448	4,458,075
Federal Home Loan Mortgage Corp., Notes	0.888	%(c)	02/01/11	2,600	2,595,104
Federal Home Loan Mortgage Corp., Notes	0.926	%(c)	05/04/11	71,723	71,868,454
Federal Home Loan Mortgage Corp., Notes	0.937	%(c)	08/05/11	140,000	139,963,600
Federal Home Loan Mortgage Corp., Notes	1.125%		06/01/11	30,300	30,241,551
Federal Home Loan Mortgage Corp., Notes	1.625%		04/26/11	54,000	54,411,102
Federal Home Loan Mortgage Corp., Notes	5.25%		07/18/11	2,800	3,020,886
Federal National Mortgage Assoc., Sr. Notes	3.375%		05/19/11	4,800	4,996,824
Federal National Mortgage Assoc., Notes	5.953%		06/21/27	34,200	36,100,357
Small Business Administration	4.875%		09/10/13	6,691	6,889,397
Small Business Administration	6.344%		08/01/11	949	993,687
Small Business Administration	7.449%		08/01/10	163	166,708
Small Business Administration Participation Certificates	4.43%		05/01/29	22,280	22,580,735
Small Business Administration Participation Certificates	5.13%		09/01/23	988	1,042,233
Small Business Administration Participation Certificates	5.51%		11/01/27	20,336	21,403,494
Small Business Administration Participation Certificates	5.52%		06/01/24	6,929	7,282,523

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $388,912,052)					408,014,730

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bond	4.25%	05/15/39	$116,700	$115,514,328
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.625%	01/15/18	15,000	15,118,796
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.875%	07/15/13-07/15/15	25,600	29,705,985
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.00%	04/15/12-07/15/14	47,500	53,693,219
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%	01/15/19	90,100	92,416,133
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/17	42,700	47,108,238
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.625%	07/15/17	5,000	5,481,522
U.S. Treasury Notes(k)	0.875%	04/30/11	4,158	4,145,817

TOTAL U.S. TREASURY OBLIGATIONS (cost $356,225,064)				363,184,038

			Shares
PREFERRED STOCKS — 0.2%
Automobile Manufacturers
General Motors Corp. (Class B Stock) 5.25%, CVT			68,000	182,750

Insurance — 0.2%
American International Group, Inc., 8.50%, CVT			1,100,606	10,477,769

TOTAL PREFERRED STOCKS (cost $38,001,782)				10,660,519

TOTAL LONG-TERM INVESTMENTS (cost $5,369,419,469)				5,194,936,862

SHORT-TERM INVESTMENTS — 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
Dryden Core Investment Fund – Taxable Money Market Series(w) (cost $19,698,214)			19,698,214	19,698,214

			Contracts/ Notional Amounts (000)#
OPTIONS PURCHASED* — 0.3%
Call Options — 0.3%
Interest Rate Swap Options,
expiring 07/02/2009 @ 3.60%			52,900	2,155,306
expiring 08/03/2009 @ 3.45%			119,300	4,265,046
expiring 08/03/2009 @ 3.45%			25,400	908,065
expiring 08/03/2009 @ 3.45%			27,800	993,867
expiring 08/03/2009 @ 3.85%			92,300	4,025,816

TOTAL OPTIONS PURCHASED (cost $3,401,938)				12,348,100

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

			Principal Amount (000)#	Value (Note 2)
REPURCHASE AGREEMENTS(m) — 1.4%
Credit Suisse Securities (USA) LLC, 0.07%, dated 06/30/09, due 07/01/09 in the amount of $15,000,029 (cost $15,000,000; the value of collateral plus accrued interest was $15,346,012)			$15,000	$15,000,000
Goldman Sachs & Co. (The), 0.05%, dated 06/30/09, due 07/01/09 in the amount of $46,800,065 (cost $46,800,000; the value of collateral plus accrued interest was $48,260,800)			46,800	46,800,000

TOTAL REPURCHASE AGREEMENTS (cost $61,800,000)				61,800,000

	Interest Rate	Maturity Date
U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills	0.13%	08/27/09	1,300	1,299,732
U.S. Treasury Bills	1.00%	07/23/09	3,877	3,876,640

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,176,716)				5,176,372

TOTAL SHORT-TERM INVESTMENTS (cost $90,076,868)				99,022,686

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT — 119.8% (cost $5,459,496,337)				5,293,959,548

SECURITY SOLD SHORT
U.S. Government Agency Mortgage-Backed Securities
Federal National Mortgage Assoc. (proceeds received $507,734)	5.00%	TBA	500	(509,062)

			Contracts/ Notional Amounts (000)#
OPTIONS WRITTEN*
Put Options
90 Day Euro Dollar Futures,
expiring 09/14/2009, Strike Price $98.63			120,000	(6,000)
Interest Rate Swap Options,
expiring 07/27/2009 @ 2.00%			19,500	(15,523)
expiring 07/27/2009 @ 2.00%			9,000	(7,165)
expiring 07/27/2009 @ 2.00%			9,000	(7,164)
expiring 08/03/2009 @ 4.40%			21,500	(39,006)
expiring 08/03/2009 @ 4.55%			7,500	(8,895)

TOTAL OPTIONS WRITTEN (premiums received $294,900)				(83,753)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT — 119.8% (cost $5,458,693,703)(o)				5,293,366,733
Other liabilities in excess of other assets(x) — (19.8)%				(874,651,216)

NET ASSETS — 100.0%				$4,418,715,517

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AMBAC	American Municipal Bond Assurance Corporation

CVT	Convertible Security

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

FSA	Financial Security Assurance

FSB	Federal Savings Bank

MBIA	Municipal Bond Investors Assurance Company

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

*	Non-income producing security.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2009, 3 securities representing $240,702 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Future contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
3,127	90 Day Euro Dollar	Sep 09	$755,424,387	$776,512,275	$21,087,888
2,701	90 Day Euro Dollar	Dec 09	660,482,757	669,138,987	8,656,230
1,005	90 Day Euro Dollar	Mar 10	242,072,313	248,297,813	6,225,500
706	90 Day Euro Dollar	Jun 10	173,367,612	173,773,075	405,463
90	90 Day Euro Dollar	Sep 10	21,841,400	22,068,000	226,600
820	90 Day Euro Dollar	Dec 10	200,871,571	200,274,750	(596,821)
110	90 Day Euro EURIBOR	Dec 09	38,021,741	38,121,467	99,726
179	90 Day Euro EURIBOR	Mar 10	61,710,760	61,958,689	247,929
99	90 Day Sterling	Dec 09	19,379,123	20,086,496	707,373
45	90 Day Sterling	Mar 10	9,070,791	9,102,463	31,672
99	90 Day Sterling	Jun 10	19,935,692	19,925,658	(10,034)
99	90 Day Sterling	Sep 10	19,873,858	19,823,861	(49,997)
99	90 Day Sterling	Dec 10	19,805,150	19,720,029	(85,121)
54	90 Day Sterling	Mar 11	10,783,414	10,711,959	(71,455)
583	5 Year U.S. Treasury Notes	Sep 09	67,775,626	66,881,031	(894,595)

					$35,980,358

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/23/09	Goldman Sachs	AUD	10,472	$8,229,128	$8,422,875	$193,747
Expiring 07/31/09	Deutsche Bank	AUD	1,148	912,338	922,543	10,205
Brazilian Real,
Expiring 08/04/09	Hong Kong & Shanghai Bank	BRL	15,636	7,308,455	7,924,674	616,219
Expiring 08/04/09	Hong Kong & Shanghai Bank	BRL	13,329	6,492,378	6,755,170	262,792
Expiring 08/04/09	Hong Kong & Shanghai Bank	BRL	12,626	5,970,942	6,398,734	427,792
Expiring 08/04/09	Hong Kong & Shanghai Bank	BRL	1,670	761,639	846,315	84,676
Canadian Dollar,
Expiring 08/04/09	JPMorgan Securities	CAD	712	650,163	612,244	(37,919)
Chinese Yuan,
Expiring 07/15/09	Barclays Capital Group	CNY	15,931	2,478,000	2,332,378	(145,622)
Expiring 07/15/09	Barclays Capital Group	CNY	10,392	1,590,000	1,521,446	(68,554)
Expiring 07/15/09	Barclays Capital Group	CNY	3,790	590,500	554,839	(35,661)
Expiring 07/15/09	Chase Securities, Inc.	CNY	13,542	2,102,000	1,982,598	(119,402)
Expiring 07/15/09	Chase Securities, Inc.	CNY	10,601	1,644,200	1,552,006	(92,194)
Expiring 07/15/09	Chase Securities, Inc.	CNY	5,158	800,000	755,201	(44,799)
Expiring 07/15/09	Deutsche Bank	CNY	29,695	4,603,800	4,347,340	(256,460)
Expiring 07/15/09	Deutsche Bank	CNY	22,690	3,513,000	3,321,933	(191,067)
Expiring 07/15/09	Deutsche Bank	CNY	20,902	3,190,000	3,060,167	(129,833)
Expiring 07/15/09	Deutsche Bank	CNY	10,625	1,656,000	1,555,508	(100,492)
Expiring 07/15/09	Deutsche Bank	CNY	10,621	1,652,000	1,554,895	(97,105)
Expiring 07/15/09	HSBC Securities	CNY	25,529	3,910,000	3,737,526	(172,474)
Expiring 07/15/09	HSBC Securities	CNY	14,441	2,070,976	2,114,181	43,205
Expiring 07/15/09	HSBC Securities	CNY	3,789	590,500	554,666	(35,834)
Expiring 09/08/09	Barclays Capital Group	CNY	8,698	1,260,000	1,274,406	14,406
Expiring 09/08/09	Barclays Capital Group	CNY	4,781	688,267	700,472	12,205
Expiring 09/08/09	Citibank	CNY	8,755	1,270,000	1,282,846	12,846
Expiring 09/08/09	Citibank	CNY	8,676	1,250,000	1,271,252	21,252
Expiring 09/08/09	Deutsche Bank	CNY	17,495	2,520,000	2,563,397	43,397
Expiring 09/08/09	Deutsche Bank	CNY	13,032	1,890,000	1,909,394	19,394
Expiring 09/08/09	Deutsche Bank	CNY	8,832	1,270,000	1,294,011	24,011
Expiring 09/08/09	HSBC Securities	CNY	8,787	1,260,000	1,287,422	27,422
Expiring 09/08/09	JPMorgan Securities	CNY	7,179	1,040,000	1,051,891	11,891

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009 (continued):

Purchase Contracts (continued)	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 03/29/10	Barclays Capital Group	CNY	5,119	$758,000	$754,775	$(3,225)
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	3,079	454,800	454,005	(795)
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	2,052	303,200	302,536	(664)
Expiring 03/29/10	JPMorgan Securities	CNY	15,697	2,322,000	2,314,516	(7,484)
Expiring 03/29/10	JPMorgan Securities	CNY	7,854	1,161,000	1,158,114	(2,886)
Expiring 03/29/10	JPMorgan Securities	CNY	5,128	758,000	756,116	(1,884)
Expiring 03/29/10	JPMorgan Securities	CNY	2,564	379,000	378,058	(942)
Japanese Yen,
Expiring 07/22/09	Deutsche Bank	JPY	306,704	3,194,833	3,184,561	(10,272)

				$82,495,119	$82,765,011	$269,892

Sales Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 08/06/09	JPMorgan Securities	GBP	19,958	$32,991,374	$32,833,764	$157,610
Chinese Yuan,
Expiring 07/15/09	Citibank	CNY	8,230	1,179,000	1,204,943	(25,943)
Expiring 07/15/09	Deutsche Bank	CNY	162,466	23,276,000	23,785,443	(509,443)
Expiring 07/15/09	Deutsche Bank	CNY	9,787	1,404,000	1,432,879	(28,879)
Expiring 07/15/09	Deutsche Bank	CNY	8,239	1,180,000	1,206,172	(26,172)
Expiring 07/15/09	HSBC Securities	CNY	8,984	1,288,000	1,315,248	(27,248)
Expiring 09/08/09	Barclays Capital Group	CNY	20,236	2,895,010	2,965,014	(70,004)
Expiring 09/08/09	Barclays Capital Group	CNY	8,807	1,259,000	1,290,366	(31,366)
Expiring 09/08/09	Barclays Capital Group	CNY	5,163	736,000	756,493	(20,493)
Expiring 09/08/09	Barclays Capital Group	CNY	3,304	472,000	484,105	(12,105)
Expiring 09/08/09	Citibank	CNY	23,215	3,322,881	3,401,478	(78,597)
Expiring 09/08/09	Citibank	CNY	10,702	1,531,015	1,568,036	(37,021)
Expiring 09/08/09	JPMorgan Securities	CNY	4,485	639,000	657,120	(18,120)
Expiring 09/08/09	JPMorgan Securities	CNY	4,364	623,000	639,434	(16,434)
Expiring 09/08/09	HSBC Securities	CNY	5,959	850,000	873,044	(23,044)
Euro,
Expiring 07/27/09	Barclays Capital Group	EUR	18,076	25,222,529	25,358,368	(135,839)
Expiring 07/27/09	Goldman Sachs	EUR	561	786,469	787,013	(544)

				$99,655,278	$100,558,920	$(903,642)

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	02/04/11	$290,200	3.00%	3 month LIBOR	$10,005,200	$(2,279,384)	$12,284,584
Barclays Bank PLC(1)	06/24/16	7,000	3.50%	3 month LIBOR	45,489	—	45,489
Citigroup, Inc.(1)	06/17/11	18,800	4.00%	3 month LIBOR	931,571	527,716	403,855
Deutsche Bank AG(1)	06/24/16	38,700	3.50%	3 month LIBOR	251,562	—	251,562
Merrill Lynch & Co.(1)	06/17/11	11,800	4.00%	3 month LIBOR	584,709	200,670	384,039
Morgan Stanley Capital Services, Inc.(1)	12/16/19	36,600	4.00%	3 month LIBOR	138,163	(615,330)	753,493
Royal Bank of Scotland PLC(1)	06/17/11	9,700	4.00%	3 month LIBOR	480,651	167,446	313,205
Royal Bank of Scotland PLC(1)	02/04/11	95,300	3.00%	3 month LIBOR	3,285,650	(225,284)	3,510,934
Royal Bank of Scotland PLC(1)	12/16/10	486,100	3.00%	3 month LIBOR	7,634,580	3,549,196	4,085,384
Royal Bank of Scotland PLC(1)	12/17/10	19,100	3.15%	3 month LIBOR	566,248	—	566,248

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date		Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(1)	06/15/11	AUD	160,400	4.50%	3 month Australian Bank Bill rate	$(474,647)	$47,176	$(521,823)
Deutsche Bank AG(1)	06/15/13	AUD	10,100	5.00%	6 month Australian Bank Bill rate	(207,861)	36,627	(244,488)
UBS AG(1)	09/15/11	AUD	52,600	4.25%	6 month Australian Bank Bill rate	(182,871)	375,200	(558,071)
Barclays Bank PLC(1)	01/04/10	BRL	17,200	11.36%	Brazilian interbank lending rate	11,986	—	11,986
Barclays Bank PLC(1)	01/02/12	BRL	2,400	10.60%	Brazilian interbank lending rate	(11,078)	—	(11,078)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,200	14.77%	Brazilian interbank lending rate	45,224	6,388	38,836
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	10.61%	Brazilian interbank lending rate	(9,934)	—	(9,934)
Merrill Lynch & Co.(1)	01/04/10	BRL	15,800	11.43%	Brazilian interbank lending rate	24,500	—	24,500
Merrill Lynch & Co.(1)	01/02/12	BRL	20,800	11.98%	Brazilian interbank lending rate	176,838	—	176,838
Merrill Lynch & Co.(1)	01/02/12	BRL	26,900	12.54%	Brazilian interbank lending rate	420,023	(118,520)	538,543
Merrill Lynch & Co.(1)	01/02/12	BRL	4,200	14.77%	Brazilian interbank lending rate	158,283	13,840	144,443
Merrill Lynch & Co.(1)	01/04/10	BRL	5,700	12.95%	Brazilian interbank lending rate	110,507	416	110,091
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	13,800	12.78%	Brazilian interbank lending rate	238,187	996	237,191
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	10,900	12.67%	Brazilian interbank lending rate	140,860	(6,181)	147,041
UBS AG(1)	01/02/12	BRL	24,000	10.58%	Brazilian interbank lending rate	(322,153)	(272,909)	(49,244)
UBS AG(1)	01/02/12	BRL	26,200	12.54%	Brazilian interbank lending rate	409,093	(9,056)	418,149
UBS AG(1)	01/04/10	BRL	10,900	12.41%	Brazilian interbank lending rate	139,485	(7,610)	147,095
BNP Paribas(1)	03/18/12	EUR	7,100	4.50%	6 month EURIBOR	817,502	(93,728)	911,230
Barclays Bank PLC(1)	10/15/10	EUR	5,300	2.10%	FRC – Excluding Tobacco – Non- Revised Consumer Price Index	296,862	470	296,392
BNP Paribas(1)	10/15/10	EUR	1,200	2.09%	FRC – Excluding Tobacco – Non- Revised Consumer Price Index	57,971	(7)	57,978
Royal Bank of Scotland PLC(1)	03/30/12	EUR	6,700	1.95%	FRC – Excluding Tobacco – Non- Revised Consumer Price Index	112,398	—	112,398
Royal Bank of Scotland PLC(1)	03/28/12	EUR	4,100	1.96%	FRC – Excluding Tobacco – Non- Revised Consumer Price Index	71,433	—	71,433

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date		Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS AG(1)	10/15/10	EUR	1,200	2.15%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	$68,951	$—	$68,951
Deutsche Bank AG(1)	03/18/14	GBP	2,800	5.00%	6 month LIBOR	310,464	1,246	309,218
HSBC Bank USA, N.A.(1)	09/17/13	GBP	9,000	5.00%	6 month LIBOR	989,877	29,516	960,361
HSBC Bank USA, N.A.(1)	09/15/13	GBP	3,700	5.10%	6 month LIBOR	432,583	(8,100)	440,683
Royal Bank of Scotland PLC(1)	03/18/14	GBP	7,000	5.25%	6 month LIBOR	909,496	(4,858)	914,354

						$28,657,802	$1,315,936	$27,341,866

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1)
Citigroup, Inc.	06/20/12	$15,148	0.36%	Dow Jones CDX HY-8 Index	$(799,591)	$—	$(799,591)
Citigroup, Inc.	06/20/12	4,855	0.36%	Dow Jones CDX HY-8 Index	(255,603)	—	(255,603)
Citigroup, Inc.	06/20/12	4,078	0.40%	Dow Jones CDX HY-8 Index	(210,049)	—	(210,049)
Citigroup, Inc.	06/20/12	1,100	1.85%	Dow Jones CDX HY-8 Index	(261,485)	—	(261,485)
Citigroup, Inc.	06/20/12	700	2.18%	Dow Jones CDX HY-8 Index	(160,108)	—	(160,108)
Merrill Lynch & Co., Inc.	06/20/12	3,000	1.83%	Dow Jones CDX HY-8 Index	(714,194)	—	(714,194)
Merrill Lynch & Co., Inc.	06/20/12	600	2.13%	Dow Jones CDX HY-8 Index	(138,078)	—	(138,078)
Merrill Lynch & Co., Inc.	06/20/12	1,600	2.07%	Dow Jones CDX HY-8 Index	(370,669)	—	(370,669)
Morgan Stanley Capital Services, Inc.	06/20/12	1,000	2.08%	Dow Jones CDX HY-8 Index	(231,398)	—	(231,398)
Morgan Stanley Capital Services, Inc.	06/20/12	2,100	2.14%	Dow Jones CDX HY-8 Index	(482,536)	—	(482,536)
Morgan Stanley Capital Services, Inc.	06/20/12	700	2.17%	Dow Jones CDX HY-8 Index	(160,279)	—	(160,279)
Deutsche Bank AG	06/20/13	5,250	0.53%	Dow Jones CDX IG 10 5Y Index	(5,935)	—	(5,935)
Barclays Bank PLC	12/20/12	38,600	0.76%	Dow Jones CDX IG 9 5Y Index	499,479	—	499,479
Deutsche Bank AG	12/20/12	25,668	0.71%	Dow Jones CDX IG 9 5Y Index	287,353	—	287,353

					$(3,003,093)	$—	$(3,003,093)

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2009(4)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1)
Deutsche Bank AG	03/20/13	$4,200	0.85%	Berkshire Hathaway,
				4.625%, due 10/15/13	2.417%	$(220,936)	$—	$(220,936)
Barclays Bank PLC	09/20/12	2,500	4.15%	Ford Motor Credit Corp.,
				7.00%, due 10/01/13	9.285%	(334,397)	—	(334,397)
Barclays Bank PLC	09/20/12	600	5.80%	Ford Motor Credit Corp.,
				7.00%, due 10/01/13	9.285%	(53,873)	—	(53,873)
Deutsche Bank AG	09/20/12	2,200	5.65%	Ford Motor Credit Corp.,
				7.00%, due 10/01/13	9.285%	(206,326)	—	(206,326)
UBS AG	09/20/12	3,100	6.20%	Ford Motor Credit Corp.,
				7.25%, due 10/25/11	9.285%	(245,295)	(1,015)	(244,280)
Citigroup, Inc.	06/20/10	1,000	5.00%	General Electric Capital Corp.,
				5.625%, due 09/15/17	3.679%	14,004	(17,256)	31,260
Citigroup, Inc.	06/20/11	1,000	5.00%	General Electric Capital Corp.,
				5.625%, due 09/15/17	4.093%	18,210	(46,286)	64,496
Citigroup, Inc.	06/20/11	2,000	5.00%	General Electric Capital Corp.,
				5.625%, due 09/15/17	4.093%	36,420	(88,083)	124,503
Citigroup, Inc.	12/20/13	2,700	4.80%	General Electric Capital Corp.,
				5.875%, due 09/15/17	4.175%	67,176	—	67,176
Barclays Bank PLC	06/20/10	1,800	0.77%	General Electric Capital Corp.,
				6.00%, due 06/15/12	3.729%	(50,487)	—	(50,487)
Barclays Bank PLC	09/20/10	2,100	1.02%	General Electric Capital Corp.,
				6.00%, due 06/15/12	3.876%	(70,635)	—	(70,635)
Barclays Bank PLC	12/20/10	400	0.94%	General Electric Capital Corp.,
				6.00%, due 06/15/12	3.987%	(17,171)	—	(17,171)
BNP Paribas	12/20/10	1,400	0.94%	General Electric Capital Corp.,
				6.00%, due 06/15/12	3.987%	(59,999)	—	(59,999)
Citigroup, Inc.	12/20/10	500	1.12%	General Electric Capital Corp.,
				6.00%, due 06/15/12	3.987%	(20,130)	—	(20,130)
Deutsche Bank AG	09/20/11	800	1.50%	General Electric Capital Corp.,
				6.00%, due 06/15/12	4.194%	(44,162)	—	(44,162)
Deutsche Bank AG	09/20/10	2,100	1.07%	General Electric Capital Corp.,
				6.00%, due 06/15/12	3.876%	(69,358)	—	(69,358)
Deutsche Bank AG	12/20/10	600	0.95%	General Electric Capital Corp.,
				6.00%, due 06/15/12	3.987%	(25,627)	—	(25,627)
Merrill Lynch & Co., Inc.	12/20/09	6,900	1.08%	General Electric Capital Corp.,
				6.00%, due 06/15/12	3.722%	(84,564)	—	(84,564)
Royal Bank of Scotland
PLC	09/20/09	1,000	1.10%	General Electric Capital Corp.,
				6.00%, due 06/15/12	3.715%	(5,674)	—	(5,674)
Barclays Bank PLC	09/20/12	2,500	3.65%	GMAC LLC,
				6.875%, due 08/28/12	9.393%	(371,959)	—	(371,959)
Barclays Bank PLC	09/20/12	3,300	4.80%	GMAC LLC,
				6.875%, due 08/28/12	9.393%	(390,604)	—	(390,604)
Citigroup, Inc.	09/20/12	2,500	3.72%	GMAC LLC,
				6.875%, due 08/28/12	9.393%	(367,330)	—	(367,330)
Deutsche Bank AG	09/20/12	2,300	3.20%	GMAC LLC,
				6.875%, due 08/28/12	9.393%	(369,628)	—	(369,628)

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at June 30, 2009(4)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (continued)
Deutsche Bank AG	09/20/12	$1,600	4.00%	GMAC LLC,
				6.875%, due 08/28/12	9.393%	$(223,241)	$—	$(223,241)
Merrill Lynch & Co., Inc.	09/20/09	5,800	1.85%	GMAC LLC,
				6.875%, due 08/28/12	11.914%	(128,597)	—	(128,597)
Morgan Stanley Capital Services, Inc.	02/20/13	1,100	2.18%	JSC GAZPROM	4.929%	(87,151)	—	(87,151)
UBS AG	02/20/13	2,300	2.18%	JSC GAZPROM	4.929%	(182,225)	—	(182,225)
Deutsche Bank AG	03/20/13	10,000	2.07%	Metlife, Inc.,
				5.00%, due 06/15/15	5.208%	(972,438)	—	(972,438)
UBS AG	12/20/09	1,000	3.85%	Republic of Korea,
				4.25%, due 06/01/13	1.550%	12,104	—	12,104
Credit Suisse International	02/20/17	1,500	1.20%	Republic of Panama, 8.875%, due 09/30/27	2.214%	(89,012)	—	(89,012)
JPMorgan Chase Bank	01/20/17	400	1.25%	Republic of Panama,
				8.875%, due 09/30/27	2.210%	(21,665)	—	(21,665)
JPMorgan Chase Bank	03/20/16	100	0.92%	United Mexican States,
				7.50%, due 04/08/33	2.131%	(6,646)	—	(6,646)
Deutsche Bank AG	09/20/13	100	1.00%	Wells Fargo & Company,
				1.27%, due 10/28/15	1.568%	(2,179)	(2,517)	338

						$(4,573,395)	$(155,157)	$(4,418,238)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Preferred Stocks	$10,660,519	$—	$—
Asset-Backed Securities	—	155,778,440	—
Bank Loans	—	30,841,207	—
Collateralized Mortgage Obligations	—	441,802,391	2,106,779
Corporate Bonds	—	1,302,038,425	240,702
U.S. Treasury Obligations	—	368,360,410	—
U.S. Government Agency Obligations	—	408,014,730	—
U.S. Government Mortgage-Backed Obligations	—	2,304,937,142	—
Municipal Bonds	—	135,068,415	—
Foreign Government Bonds	—	40,264,074	—
Repurchase Agreements	—	61,800,000	—
Purchased Options	—	12,348,100	—
Affiliated Money Market Mutual Fund	19,698,214	—	—
Written Options	—	(83,753)	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(509,062)	—

	$30,358,733	$5,260,660,519	$2,347,481
Other Financial Instruments*	35,980,358	19,163,979	122,806

Total	$66,339,091	$5,279,824,498	$2,470,287

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Mortgage Obligations	Corporate Bonds	Purchased Options	Other Financial Instruments
Balance as of 12/31/08	$—	$303,323	$1	$1,006,540
Accrued discounts/premiums	56,001	(73,242)	—	(949)
Realized gain (loss)	269	(4,205)	—	—
Change in unrealized appreciation (depreciation)	(367,002)	14,826	(1)	370,978
Net purchases (sales)	—	—	—	(42,120)
Transfers in and/or out of Level 3	2,417,511	—	—	(1,211,643)

Balance as of 6/30/09	$2,106,779	$240,702	$—	$122,806

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

U.S. Government Agency Mortgage-Backed Securities	52.2%
Financial Services	15.3
Collateralized Mortgage Obligations	10.1
U.S. Government Agency Obligations	9.2
U.S. Treasury Obligations	8.3
Financial – Bank & Trust	7.2
Asset-Backed Securities	3.5
Municipal Bonds	3.1
Repurchase Agreements	1.4
Telecommunications	1.4
Insurance	1.1
Media	0.9
Foreign Government Bonds	0.9
Retail & Merchandising	0.7
Electric	0.7
Bank Loans	0.7
Biotechnology	0.6
Oil & Gas	0.6
Affiliated Money Market Mutual Fund	0.4
Automobile Manufacturers	0.3
Options Purchased	0.3
Real Estate	0.3
Metals & Mining	0.2
Machinery & Equipment	0.2
Medical Supplies & Equipment	0.1
Tobacco	0.1

119.8
Options Written and Securities Sold Short	— *
Other liabilities in excess of other assets	(19.8)

100.0%

*	Less than 0.05% .

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$37,688,381	*	Due to broker-variation margin	$1,708,323	*
Interest rate contracts	Unrealized appreciation on swap agreements	28,736,504		Unrealized depreciation on swap agreements	1,394,638
Interest rate contracts	Premiums paid for swap agreements	4,956,903		Premiums received for swap agreements	3,640,967
Interest rate contracts	Unaffiliated investments	12,348,100		Written options, at value	83,753
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,983,070		Unrealized depreciation on foreign currency forward contracts	2,616,820
Credit contracts	Unrealized appreciation on swap agreements	1,086,709		Unrealized depreciation on swap agreements	8,508,040
Credit contracts	—	—		Premiums received for swap agreements	155,157

Total		$86,799,667			$18,107,698

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(957,433)	$61,378,931	$(12,168,895)	$(67,840,681)	$—	$(19,588,078)
Foreign exchange contracts	—	—	—	—	(13,241,428)	(13,241,428)
Credit contracts	—	—	—	(10,061,074)	—	(10,061,074)

Total	$(957,433)	$61,378,931	$(12,168,895)	$(77,901,755)	$(13,241,428)	$(42,890,580)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(12,186,878)	$(65,546,181)	$17,378,336	$169,065,096	$—	$108,710,373
Foreign exchange contracts	—	—	—	—	9,090,307	9,090,307
Credit contracts	—	—	—	(644,487)	—	(644,487)

Total	$(12,186,878)	$(65,546,181)	$17,378,336	$168,420,609	$9,090,307	$117,156,193

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value:
Unaffiliated investments (cost $5,439,798,123)	$5,274,261,334
Affiliated investments (cost $19,698,214)	19,698,214
Foreign currency, at value (cost $7,075,941)	7,047,036
Receivable for investments sold	684,236,605
Unrealized appreciation on swap agreements	29,823,213
Dividends and interest receivable	27,871,729
Receivable for fund share sold	18,950,074
Premiums paid for swap agreements	4,956,903
Unrealized appreciation on foreign currency forward contracts	1,983,070
Prepaid expenses	6,653

Total Assets	6,068,834,831

LIABILITIES:
Payable for investments purchased	1,593,764,052
Due to broker	35,440,000
Unrealized depreciation on swap agreements	9,902,678
Premiums received for swap agreements	3,796,124
Unrealized depreciation on foreign currency forward contracts	2,616,820
Payable to custodian	1,991,424
Advisory fees payable	1,047,590
Due to broker-variation margin	510,741
Securities sold short, at value (proceeds received $507,734)	509,062
Accrued expenses and other liabilities	416,236
Written options, at value (premium received $294,900)	83,753
Shareholder servicing fees payable	34,873
Payable for fund share repurchased	5,063
Affiliated transfer agent fee payable	898

Total Liabilities	1,650,119,314

NET ASSETS	$4,418,715,517

Net assets were comprised of:
Paid-in capital	$4,529,513,537
Retained earnings	(110,798,020)

Net assets, June 30, 2009	$4,418,715,517

Net asset value and redemption price per share, $4,418,715,517 / 402,725,908 outstanding shares of beneficial interest	$10.97

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest income	$79,370,675
Unaffiliated dividend income	2,760,532
Affiliated dividend income	65,933

82,197,140

EXPENSES
Advisory fees	11,222,419
Shareholder servicing fees and expenses	1,320,144
Custodian and accounting fees	483,000
Insurance expenses	39,000
Trustees’ fees	31,000
Audit fee	29,000
Legal fees and expenses	12,000
Transfer agent’s fees and expenses
(including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	6,000
Loan interest expense (Note 7)	772
Miscellaneous	16,921

Total expenses	13,167,256

NET INVESTMENT INCOME	69,029,884

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(717,932)
Futures transactions	61,378,931
Short sale transactions	235,614
Options written transactions	(12,168,895)
Swap agreement transactions	(77,901,755)
Foreign currency transactions	(15,423,231)

(44,597,268)

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	171,879,364
Futures	(65,546,181)
Short sales	(1,328)
Foreign currencies	13,172,708
Options written	17,378,336
Swap agreements	168,420,609

305,303,508

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	260,706,240

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$329,736,124

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$69,029,884	$178,222,401
Net realized gain (loss) on investment and foreign currency transactions	(44,597,268)	294,870,294
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	305,303,508	(546,434,050)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	329,736,124	(73,341,355)

DISTRIBUTIONS	(474,096,723)	(218,442,030)

FUND SHARE TRANSACTIONS:
Fund share sold [118,729,205 and 170,229,384 shares, respectively]	1,372,416,504	2,021,341,742
Fund share issued in reinvestment of distributions [43,735,860 and 18,814,990 shares, respectively]	474,096,723	218,442,030
Fund share repurchased [34,655,445 and 308,757,541 shares, respectively]	(391,597,379)	(3,615,328,888)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,454,915,848	(1,375,545,116)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,310,555,249	(1,667,328,501)
NET ASSETS:
Beginning of period	3,108,160,268	4,775,488,769

End of period	$4,418,715,517	$3,108,160,268

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 95.3%
ASSET-BACKED SECURITIES — 2.9%
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A3
5.53%	01/06/14	Baa3	$560	$532,890
Capital Auto Receivables Asset Trust,(g) Series 2006-SN1A, Class A4A, 144A
5.32%	03/20/10	AAA(d)	137	136,902
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AAA(d)	170	170,000
Capital One Multi-Asset Execution Trust, Series 2007-C2, Class C2
0.619%(c)	11/15/14	Ba1	1,000	875,418
Series 2007-C3, Class C3
0.609%(c)	04/15/13	Ba1	395	377,487
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 1M1
5.599%	09/25/31	A3	18	4,237
Series 2003-1, Class 1A6
4.458%	03/25/14	Aa2	320	256,965
Citibank Credit Card Issuance Trust, Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	400	414,355
CNH Equipment Trust, Series 2007-A, Class B
5.09%	06/16/14	A3	285	220,084
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	461,777
Fannie Mae, Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	23	3,961
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	16	402
Series 2004-21, Class AC
4.00%	05/25/16	Aaa	316	321,349
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	213	217,848
Freddie Mac, Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	141	6,083
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	44	2,792
Series 2631, Class KI, IO(g)
4.50%	01/15/15	Aaa	29	140
Series 2686, Class JG
5.50%	04/15/28	Aaa	505	514,957
Series 3195, Class PN
6.50%	08/15/30	Aaa	440	457,911
Series R003, Class VA
5.50%	08/15/16	Aaa	542	580,031
GE Capital Credit Card Master Note Trust, Series 2006-1, Class A
5.08%	09/15/12	Aaa	295	296,190
Series 2007-3, Class C
0.619%(c)	06/15/13	Baa2	525	448,592
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class AV2
0.374%(c)	11/25/36	Aaa	46	39,495
Marriott Vacation Club Owner Trust,(g) Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	350	308,920
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	100	83,811
MBNA Credit Card Master Note Trust, Series 2006-C3, Class C3
0.609%(c)	10/15/13	Baa1	210	189,800
SLM Student Loan Trust, Series 2008-4, Class A2
2.142%(c)	07/25/16	Aaa	450	448,125
Triad Auto Receivables Owner Trust, Series 2006-B, Class A4
5.52%	11/12/12	Aa3	800	769,148

TOTAL ASSET-BACKED SECURITIES (cost $8,547,216)				8,139,670

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
American Tower Trust, Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	260	227,500
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	462,467
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	670	654,848
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A2
5.456%(c)	02/25/34	AAA(d)	98	79,743
Series 2004-D, Class 2A2
3.891%(c)	05/25/34	AAA(d)	57	50,311
Series 2004-H, Class 2A2
4.757%(c)	09/25/34	A2	68	56,059
Series 2004-I, Class 3A2
4.794%(c)	10/25/34	A1	57	48,966
Series 2005-J, Class 2A1
5.088%(c)	11/25/35	Baa3	518	318,024
Series 2005-J, Class 3A1
5.243%(c)	11/25/35	Aa3	216	146,107
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	882,911
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	600	582,994
Series 2005-T18, Class A1
4.274%(c)	02/13/42	Aaa	126	126,121
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	431,155
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4
5.816%(c)	12/10/49	Aaa	700	556,333
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	675	472,321

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2
6.531%	05/15/33	Aaa		$550	$566,027
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa		290	292,227
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)		69	69,811
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)		399	407,616
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa		950	917,709
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa		825	665,866
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	Aaa		285	224,159
Wells Fargo Mortgage Backed Securities Trust, Series 2003-O, Class 5A1
4.796%(c)	01/25/34	AAA(d)		302	276,348
Series 2005-AR2, Class 2A2
4.55%(c)	03/25/35	Baa2		110	91,000
Series 2006-AR16, Class A1
5.666%(c)	10/25/36	B3		478	289,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $9,946,551)					8,896,378

CORPORATE OBLIGATIONS — 14.8%
Advertising — 0.2%
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes, 144A(g)
10.00%	07/15/17	Ba3		125	125,938
Lamar Media Corp., Gtd. Notes(a)
6.625%	08/15/15	B2		302	264,250
Omnicom Group, Inc., Notes
6.25%	07/15/19	Baa1		110	107,912

					498,100

Aerospace — 0.2%
Honeywell International, Inc., Sr. Unsec’d. Notes
5.30%	03/01/18	A2		280	292,420
Northrop Grumman Systems Corp., Gtd. Notes
7.125%	02/15/11	Baa1		40	42,951
United Technologies Corp., Sr. Unsec’d. Notes
5.375%	12/15/17	A2		70	74,132
5.40%	05/01/35	A2		135	131,896

					541,399

Automobile Manufacturers — 0.2%
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN
1.466%(c)	08/03/09	A3		365	363,894
Fiat Finance North America, Inc., Gtd. Notes, MTN
5.625%	06/12/17	Ba1	EUR	100	96,096

					459,990

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,(g) Gtd. Notes, 144A
5.375%	11/15/14	Baa2		$165	166,472
7.20%	01/15/14	Baa2		136	146,216
Coca-Cola Co. (The), Sr. Unsec’d. Notes
4.875%	03/15/19	Aa3		195	200,370
Pepsico, Inc., Sr. Unsec’d. Notes
4.65%	02/15/13	Aa2		75	78,735

					591,793

Biotechnology
Genentech, Inc., Sr. Unsec’d. Notes
4.75%	07/15/15	AA-(d)		120	123,984

Broadcasting — 0.1%
COX Communications, Inc., Notes, 144A(g)
6.25%	06/01/18	Baa3		240	237,247

Building Materials — 0.1%
CRH America, Inc., Gtd. Notes
6.00%	09/30/16	Baa1		190	169,086

Business Services — 0.2%
First Data Corp., Gtd. Notes(a)
9.875%	09/24/15	Caa1		356	252,760
Manpower, Inc., Sr. Unsec’d. Notes, MTN
4.75%	06/14/13	Baa2	EUR	150	182,344

					435,104

Chemicals — 0.1%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes
5.60%	12/15/36	A2		285	273,062
Lubrizol Corp., Sr. Unsec’d. Notes
8.875%	02/01/19	Baa2		45	52,279

					325,341

Construction
Caterpillar, Inc., Sr. Unsec’d. Notes
8.25%	12/15/38	A2		25	30,977

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Consumer Products & Services — 0.1%
ARAMARK Corp., Gtd. Notes
4.528%(c)	02/01/15		B3		$298	$242,125

Containers & Packaging — 0.1%
Solo Cup Co., Sr. Sec’d. Notes, 144A(g)
10.50%	11/01/13		B2		125	125,313

Distribution/Wholesale — 0.1%
3M Co., Sr. Unsec’d. Notes, MTN
5.70%	03/15/37		Aa2		220	229,179

Diversified Operations — 0.1%
Cooper US, Inc., Gtd. Notes
6.10%	07/01/17		A3		210	221,941

Electric – Integrated — 0.1%
Virginia Electric & Power Co., Sr. Unsec’d. Notes
4.50%	12/15/10		Baa1		200	204,851

Environmental Services — 0.1%
Waste Management, Inc., Gtd. Notes
6.10%	03/15/18		Baa3		405	399,066

Farming & Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes
8.50%	11/10/13		Baa1		40	45,469
9.25%	08/06/19	(a)	Baa1		135	151,593
Bunge Ltd. Finance Corp., Gtd. Notes
8.50%	06/15/19		Baa2		160	167,304
Bunge NA Finance LP, Gtd. Notes
5.90%	04/01/17		Baa2		315	288,303

						652,669

Financial – Bank & Trust — 1.6%
Bank of America Corp., Sr. Unsec’d. Notes(a)
7.375%	05/15/14		A2		315	325,400
Sub. Notes, MTN
4.00%(c)	03/28/18		A3	EUR	500	484,106
BB&T Capital Trust II, Bank Gtd. Notes
6.75%	06/07/36		A2		150	120,000
BB&T Corp., Sr. Unsec’d. Notes
5.70%	04/30/14		A1		85	86,822
Capital One Capital IV, Gtd. Notes
6.745%(c)	02/05/82		Baa2		350	234,276
Capital One Financial Corp., Sr. Notes
7.375%	05/23/14		Baa1		95	97,962
FIA Card Services NA, Sub. Notes, 144A(g)
7.125%	11/15/12		A1		80	84,289
Fifth Third Bancorp, Sr. Unsec’d. Notes
6.25%	05/01/13		Baa1		270	265,339
Sub. Notes
8.25%	03/01/38		Baa2		190	145,445
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN
5.30%	05/01/12		Baa2		210	162,785
5.45%	03/24/11		Baa2		575	482,055
6.625%	11/15/13		Baa2		240	184,730
Kinder Morgan Finance Co. ULC, Gtd. Notes
5.70%	01/05/16		Ba1		300	258,000
MPS Capital Trust I, Bank Gtd. Notes
7.99%(c)	12/29/49		A3	EUR	105	89,853
Nationwide Building Society, Sr. Sub. Notes, MTN (United Kingdom)
3.375%(c)	08/17/15		Baa3	EUR	115	132,848
Northern Trust Co. (The), Sub. Notes
4.60%	02/01/13		A1		155	159,354
Northern Trust Corp., Sr. Unsec’d. Notes
5.30%	08/29/11		A1		171	181,808
5.50%	08/15/13		A1		65	68,913
PNC Funding Corp., Bank Gtd. Notes
5.625%	02/01/17		Baa1		195	180,721
State Street Corp., Sr. Unsec’d. Notes
4.30%	05/30/14		A1		50	49,432
US Bancorp, Sr. Notes
4.20%	05/15/14		Aa3		105	106,187
Wachovia Corp., Sr. Unsec’d. Notes(a)
5.75%	02/01/18		A1		110	108,032
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%	01/12/11		A1		270	277,985
Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15		Aa3		300	284,471

						4,570,813

Financial – Brokerage — 0.1%
Jefferies Group, Inc., Sr. Unsec’d. Notes
5.875%	06/08/14		Baa2		126	116,622
6.25%	01/15/36		Baa2		250	172,468

						289,090

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services — 3.5%
American Express Credit Corp., Sr. Unsec’d. Notes
7.30%	08/20/13		A2		$95	$98,772
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13		A2		215	213,488
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN
6.25%	07/16/13		A1	EUR	100	147,574
Sr. Unsub. Notes, MTN
3.75%	03/16/11		A1	EUR	50	70,257
Ameriprise Financial, Inc., Sr. Unsec’d. Notes
7.30%	06/28/19		A3		45	46,049
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN
4.50%	04/01/13		Aa2		280	284,936
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN
5.85%	09/01/17		A2		175	178,185
Citigroup, Inc., Sr. Notes
8.50%	05/22/19		A3		265	269,568
Sr. Unsec’d. Notes
5.50%	08/27/12		A3		230	222,876
5.50%	04/11/13		A3		340	318,663
Sr. Unsec’d. Notes, MTN
3.50%	08/05/15		A3	EUR	220	247,433
6.40%	03/27/13		A3	EUR	80	110,136
Sub. Notes
4.75%(c)	02/10/19		Baa1	EUR	70	65,364
Countrywide Home Loans, Inc., Gtd. Notes, MTN
4.125%	09/15/09		A2		400	401,304
Credit Suisse USA, Inc., Gtd. Notes
5.50%	08/16/11		Aa1		85	89,915
Erac USA Finance Co., Bonds, 144A(g)
5.60%	05/01/15		Baa2		405	368,597
General Electric Capital Corp., Sr. Unsec’d. Notes(a)
5.90%	05/13/14		Aa2		405	413,368
Sub. Notes
4.625%(c)	09/15/66		Aa3	EUR	250	198,925
Goldman Sachs Group, Inc. (The), Gtd. Notes
4.50%	01/30/17		A1	EUR	400	504,127
6.345%	02/15/34		A2		205	165,385
Sr. Unsec’d. Notes
3.75%	02/04/13		A1	EUR	100	133,872
6.15%	04/01/18		A1		340	331,016
IntesaBci Capital Trust, Bank Gtd. Notes
6.988%(c)	07/29/49		A-(d)	EUR	100	98,200
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN
5.50%	04/13/17		A2		$155	$156,433
JPMorgan Chase & Co., Sr. Unsec’d. Notes
4.75%	05/01/13		Aa3		410	415,202
6.30%	04/23/19		Aa3		150	150,874
6.40%	05/15/38	(a)	Aa3		270	270,681
Sr. Unsec’d. Notes, MTN
4.375%	01/30/14		Aa3	EUR	50	69,594
Sub. Notes, MTN
4.375%(c)	11/12/19		A1	EUR	200	236,458
JPMorgan Chase Capital XXII, Gtd. Notes
6.45%	01/15/87		A1		195	155,937
Mellon Funding Corp., Gtd. Notes
6.375%	11/08/11		Aa2	GBP	250	428,313
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes
5.45%	02/05/13		A2		260	253,057
Morgan Stanley, Sr. Unsec’d. Notes
5.125%	11/30/15		A2	GBP	150	225,985
7.30%	05/13/19	(a)	A2		510	528,845
Sr. Unsec’d. Notes, MTN
4.00%	11/17/15		A2	EUR	500	615,549
6.00%	04/28/15		A2		400	398,956
MUFG Capital Finance 1 Ltd., Bank Gtd. Notes
6.346%(c)	07/29/49		A2		120	105,049
New York Life Global Funding, Notes, MTN
4.375%	01/19/17		Aaa	EUR	150	187,366
SLM Corp., Sr. Unsec’d. Notes, MTN
1.232%(c)	07/27/09		Ba1		60	59,744
5.125%	08/27/12		Ba1		65	55,598
8.45%	06/15/18	(a)	Ba1		130	111,213
U.S. Bancorp, Sr. Unsec’d. Notes
4.50%	07/29/10		Aa3		380	387,724

						9,790,588

Food — 0.3%
General Mills, Inc., Sr. Unsec’d. Notes
5.25%	08/15/13		Baa1		100	105,619
5.65%	02/15/19		Baa1		20	20,903
Kellogg Co., Sr. Unsec’d. Notes
4.25%	03/06/13		A3		405	416,924

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Food (cont’d.)
Kroger Co. (The), Gtd. Notes
7.50%	01/15/14		Baa2		$112	$125,325
8.05%	02/01/10		Baa2		120	123,338
SYSCO Corp., Sr. Unsec’d. Notes
5.25%	02/12/18		A1		140	142,256

						934,365

Healthcare Services — 0.2%
Highmark, Inc., Notes, 144A(g)
6.80%	08/15/13		Baa2		185	171,281
US Oncology, Inc., Sr. Sec’d. Notes, 144A(g)
9.125%	08/15/17		Ba3		150	148,875
WellPoint, Inc., Sr. Unsec’d. Notes
5.00%	01/15/11		Baa1		200	205,059

						525,215

Home Builders — 0.2%
Lennar Corp., Gtd. Notes
5.60%	05/31/15		B3		140	110,250
MDC Holdings, Inc., Gtd. Notes(a)
5.50%	05/15/13		Baa3		350	338,758
NVR, Inc., Sr. Unsec’d. Notes(a)
5.00%	06/15/10		Baa3		130	129,413

						578,421

Insurance — 0.5%
Ace INA Holdings, Inc., Gtd. Notes
5.70%	02/15/17		A3		235	233,995
5.90%	06/15/19		A3		40	40,094
Aflac, Inc., Sr. Notes
8.50%	05/15/19		A2		190	203,021
MetLife, Inc., Sr. Unsec’d. Notes
6.75%	06/01/16		A2		135	137,437
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, MTN
4.625%	05/16/17		Aa2	EUR	250	265,517
Nationwide Mutual Insurance Co., Sub. Notes, 144A(g)
6.60%	04/15/34		A3		115	69,105
NLV Financial Corp., Sr. Notes, 144A(g)
7.50%	08/15/33		Baa2		145	109,047
Principal Financial Group, Inc., Gtd. Notes
6.05%	10/15/36		A3		175	135,919
Sun Life Financial Global Funding LP, Gtd. Notes, 144A(g)
1.416%(c)	10/06/13		A1		$285	197,213
Willis North America, Inc., Gtd. Notes
6.20%	03/28/17		Baa3		150	132,837

						1,524,185

Media — 0.5%
Comcast Corp., Gtd. Notes
5.70%	05/15/18		Baa1		155	155,833
News America, Inc., Gtd. Notes
6.15%	03/01/37	(a)	Baa1		395	335,012
6.40%	12/15/35		Baa1		300	262,570
Sinclair Broadcast Group, Inc., Gtd. Notes
8.00%	03/15/12		Caa2		73	48,910
Time Warner Cable, Inc., Gtd. Notes
5.40%	07/02/12		Baa2		365	377,264
7.30%	07/01/38	(a)	Baa2		140	145,842
Time Warner, Inc., Gtd. Notes
5.50%	11/15/11		Baa2		190	196,209

						1,521,640

Medical Supplies & Equipment — 0.2%
Eli Lilly & Co., Sr. Unsec’d. Notes
5.55%	03/15/37		A1		200	202,049
Medtronic, Inc., Sr. Unsec’d. Notes
4.75%	09/15/15		A1		420	441,741

						643,790

Metals & Mining — 0.2%
ArcelorMittal, Sr. Unsec’d. Notes (Luxembourg)
5.375%	06/01/13		Baa3		240	229,869
BHP Billiton Finance Ltd., Gtd. Notes
5.40%	03/29/17		A1		70	73,116
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes
8.375%	04/01/17		Ba2		248	249,860

						552,845

Office Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes
5.50%	05/15/12		Baa2		85	84,767
6.35%	05/15/18		Baa2		275	245,438

						330,205

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Oil & Gas — 1.6%
Boardwalk Pipelines LLC, Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2		$60	$56,619
ConocoPhillips, Gtd. Notes
5.75%	02/01/19	A1		290	304,794
Devon Financing Corp. ULC, Gtd. Notes
7.875%	09/30/31	Baa1		130	153,076
Diamond Offshore Drilling, Inc., Notes
5.875%	05/01/19	Baa1		10	10,190
Sr. Unsec’d. Notes
4.875%	07/01/15	Baa1		170	167,184
5.15%	09/01/14	Baa1		115	117,047
Enterprise Products Operating LP, Gtd. Notes
6.30%	09/15/17	Baa3		115	115,570
EOG Resources, Inc., Sr. Unsec’d. Notes
5.875%	09/15/17	A3		150	159,540
Hess Corp., Sr. Unsec’d. Notes
7.875%	10/01/29	Baa2		130	141,004
8.125%	02/15/19	Baa2		55	62,615
Marathon Oil Corp., Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1		345	345,908
6.00%	10/01/17	Baa1		235	239,283
6.60%	10/01/37	Baa1		85	82,246
Nabors Industries, Inc., Gtd. Notes
6.15%	02/15/18	Baa1		130	124,795
Gtd. Notes, 144A(g)
9.25%	01/15/19	Baa1		40	46,119
Pemex Project Funding Master Trust, Gtd. Notes
5.75%	03/01/18	Baa1		470	432,400
Gtd. Notes, MTN
7.50%	12/18/13	Baa1	GBP	160	271,129
Penn Virginia Corp., Sr. Notes
10.375%	06/15/16	B2		100	101,750
Praxair, Inc., Sr. Unsec’d. Notes
5.20%	03/15/17	A2		200	199,906
Southern Natural Gas Co., Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3		60	58,110
Sunoco, Inc., Sr. Unsec’d. Notes
5.75%	01/15/17	Baa2		190	184,050
Tesoro Corp., Gtd. Notes
9.75%	06/01/19	Ba1		125	123,438
Transocean, Ltd., Sr. Unsec’d. Notes
5.25%	03/15/13	Baa2		125	129,619
Valero Energy Corp., Sr. Unsec’d. Notes
6.125%	06/15/17	Baa2		$205	197,630
Weatherford International Ltd., Gtd. Notes (Bermuda)
9.625%	03/01/19	Baa1		40	47,056
Williams Cos., Inc., Sr. Unsec’d. Notes
8.125%	03/15/12	Baa3		233	241,470
XTO Energy, Inc., Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2		235	237,911

					4,350,459

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A(g)
7.125%	01/15/17	Ba3		280	260,400

Pharmaceuticals — 0.2%
Cardinal Health, Inc., Sr. Unsec’d. Notes
1.462%(c)	10/02/09	Baa3		205	204,204
Express Scripts, Inc., Sr. Unsec’d. Notes
6.25%	06/15/14	Baa3		70	74,067
Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%	02/01/16	Baa2		280	289,615
Valeant Pharmaceuticals International, Sr. Unsec’d. Notes, 144A(g)
8.375%	06/15/16	Ba3		100	99,250

					667,136

Pipelines — 0.1%
Buckeye Partners LP, Sr. Unsec’d. Notes
6.05%	01/15/18	Baa2		115	104,498
El Paso Natural Gas Co., Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3		60	57,752
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A(g)
6.95%	06/01/16	Baa2		30	31,417

					193,667

Real Estate — 0.2%
AMB Property LP, Gtd. Notes, MTN
6.30%	06/01/13	Baa1		155	143,740
Duke Realty LP, Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2		170	152,894
ERP Operating LP, Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1		150	142,407

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Real Estate (cont’d.)
Regency Centers LP, Gtd. Notes
5.875%	06/15/17	Baa2		$85	$68,861
WEA Finance LLC, Gtd. Notes, 144A(g)
7.50%	06/02/14	A2		105	104,110

					612,012

Real Estate Investment Trusts — 0.3%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1		185	187,547
Federal Realty Investment Trust, Sr. Unsec’d. Notes
6.00%	07/15/12	Baa1		110	107,105
Hospitality Properties Trust, Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2		150	111,965
Reckson Operating Partnership LP, Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2		190	140,409
Simon Property Group LP, Sr. Unsec’d. Notes
5.30%	05/30/13	A3		40	38,679
5.75%	12/01/15	A3		285	262,480
6.75%	05/15/14	A3		10	10,048

					858,233

Restaurants
McDonald’s Corp., Sr. Unsec’d. Notes
5.30%	03/15/17	A3		105	110,159

Retail & Merchandising — 0.3%
GameStop Corp./GameStop, Inc., Gtd. Notes
8.00%	10/01/12	Ba1		75	75,562
Home Depot, Inc. (The), Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1		210	209,626
JC Penney Corp., Inc., Sr. Unsec’d. Notes
9.00%	08/01/12	Ba1		180	183,351
Limited Brands, Inc., Sr. Notes, 144A(g)
8.50%	06/15/19	Ba2		150	143,713
Macy’s Retail Holdings, Inc., Gtd. Notes
5.35%	03/15/12	Ba2		140	127,430
Polo Ralph Lauren Corp., Sr. Unsec’d. Notes
4.50%	10/04/13	Baa1	EUR	70	87,152

					826,834

Software — 0.1%
Dun & Bradstreet Corp., Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)		155	157,905

Telecommunications — 0.8%
AT&T Corp., Gtd. Notes
7.30%	11/15/11	A2		$105	115,148
AT&T, Inc., Sr. Unsec’d. Notes
5.80%	02/15/19	A2		675	685,332
PAETEC Holding Corp., Sr. Sec’d. Notes, 144A(g)
8.875%	06/30/17	B1		200	188,000
Rogers Wireless, Inc., Gtd. Notes
6.375%	03/01/14	Baa2		229	245,458
Verizon Communications, Inc., Bonds
6.90%	04/15/38	A3		220	229,505
Sr. Unsec’d. Notes
8.75%	11/01/18	A3		150	177,672
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes
8.75%	12/18/15	A2	EUR	50	83,961
Sr. Unsec’d. Notes, 144A(g)
5.55%	02/01/14	A2		155	164,552
8.50%	11/15/18	A2		185	221,092

					2,110,720

Tobacco — 0.1%
BAT International Finance PLC, Gtd. Notes, 144A (United Kingdom)(g)
8.125%	11/15/13	Baa1		115	124,888
Philip Morris International, Inc., Sr. Unsec’d. Notes
5.875%	09/04/15	A2	EUR	100	149,513
Reynolds American, Inc., Gtd. Notes
7.25%	06/01/13	Baa3		45	46,276

					320,677

Transportation — 0.1%
Canadian National Railway Co., Sr. Unsec’d. Notes
6.375%	11/15/37	A3		70	75,513
Norfolk Southern Corp., Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1		110	112,470
Union Pacific Corp., Sr. Unsec’d. Notes
5.70%	08/15/18	Baa2		175	175,358

					363,341

Utilities — 1.4%
Alabama Power Co., Sr. Unsec’d. Notes
0.851%(c)	08/25/09	A2		125	125,045
Appalachian Power Co., Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2		170	162,883

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes
5.90%	10/01/16		Baa2		$290	$290,459
Black Hills Corp., Sr. Unsec’d. Notes
6.50%	05/15/13		Baa3		190	180,624
CenterPoint Energy, Inc., Sr. Unsec’d. Notes
7.25%	09/01/10		Ba1		190	193,070
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
6.75%	04/01/38		A3		140	157,138
Consumers Energy Co., First Mortgage
6.00%	02/15/14		Baa1		170	179,354
El Paso Electric Co., Sr. Unsec’d. Notes
6.00%	05/15/35		Baa2		290	219,095
Illinois Power Co., Sr. Sec’d. Notes
6.125%	11/15/17		Baa3		80	77,725
Monongahela Power Co., First Mortgage, 144A(g)
5.70%	03/15/17		Baa2		95	84,007
National Gas Co. of Trinidad & Tobago Ltd., Notes, 144A(g)
6.05%	01/15/36		A3		155	117,005
Northern States Power Co., First Mortgage
5.25%	03/01/18		A2		185	192,541
NRG Energy, Inc., Gtd. Notes
7.25%	02/01/14		B1		175	169,750
7.375%	02/01/16		B1		250	236,563
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
4.80%	03/01/14		A3		195	205,293
6.35%	02/15/38	(a)	A3		255	275,841
Southern Co. (The), Sr. Unsec’d. Notes
4.15%	05/15/14		A3		90	90,358
5.30%	01/15/12		A3		100	105,000
Tampa Electric Co., Sr. Unsec’d. Notes
6.15%	05/15/37		Baa1		230	211,056
Texas Competitive Electric Holdings Co., LLC, Gtd. Notes(a)
10.25%	11/01/15		Caa1		450	280,125
West Penn Power Co., First Mortgage, 144A(g)
5.95%	12/15/17		Baa2		170	151,568
Westar Energy, Inc., First Mortgage
5.10%	07/15/20		Baa2		145	130,558

						3,835,058

TOTAL CORPORATE OBLIGATIONS (cost $43,648,519)						41,415,923

FOREIGN BONDS — 53.1%
Australia — 1.0%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, MTN
4.375%	05/24/12		Aa1	EUR	185	265,567
Sub. Notes, MTN
4.45%(c)	02/05/15		Aa2	EUR	150	205,053
International Finance Corp., Sr. Unsec’d. Notes, MTN
7.50%	02/28/13		Aaa	AUD	845	719,512
National Australia Bank Ltd., Sub. Notes, MTN
4.50%(c)	06/23/16		NR	EUR	150	198,615
Queensland Treasury Corp., Local Gov’t. Gtd. Notes
6.00%	09/14/17		Aa1	AUD	640	509,404
Rio Tinto Finance USA Ltd., Gtd. Notes
5.875%	07/15/13		Baa1		$205	206,285
Westpac Banking Corp., Unsub. Notes, MTN
4.875%	09/28/12		Aa1	EUR	350	508,887
Westfield Europe Finance PLC, Gtd. Notes
3.625%	06/27/12		A2	EUR	100	125,323

						2,738,646

Austria — 0.2%
Republic of Austria, Bonds
6.25%	07/15/27		Aaa	EUR	250	416,053
Telekom Finanzmanagement GmbH, Gtd. Notes
6.375%	01/29/16		A3	EUR	120	173,999

						590,052

Belgium — 0.6%
Anheuser-Busch InBev NV, Gtd. Notes, MTN
8.625%	01/30/17		Baa2	EUR	125	203,781
Belgium Government, Bonds
5.00%	03/28/35		Aa1	EUR	737	1,093,533
Delhaize Group, Sr. Unsec’d. Notes
5.625%	06/27/14		Baa3	EUR	200	286,183
Elia System Operator SA NV, Sr. Unsub. Notes
4.75%	05/13/14		A-(d)	EUR	80	114,969
Fortis Bank SA/NV, Sr. Sub. Notes, MTN
5.757%	10/04/17		A2	EUR	50	69,530

						1,767,996

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (Continued)
Bermuda — 0.1%
Bacardi Ltd., Gtd. Notes
7.75%	04/09/14	Baa1	EUR	50	$75,317
Digicel Group Ltd., Sr. Unsec’d. Notes
8.875%	01/15/15	Caa1		$340	282,200

					357,517

Brazil — 1.7%
Nota do Tesouro Nacional, Series F, Notes
10.00%	01/01/14	Ba1	BRL	7,445	3,516,304
10.00%	01/01/17	Ba1	BRL	1,932	859,269
Telemar Norte Leste SA, Sr. Unsec’d. Notes
9.50%	04/23/19	Baa3		100	108,875
Usiminas Commercial Ltd., Gtd. Notes
7.25%	01/18/18	Baa3		245	246,838

					4,731,286

Canada — 2.5%
Barrick Gold Financeco LLC, Gtd. Notes
6.125%	09/15/13	Baa1		185	200,261
Canada Housing Trust, Sec’d. Notes
4.80%	06/15/12	Aaa	CAD	705	651,111
Canadian Government, Bonds
3.50%	06/01/13	Aaa	CAD	1,045	939,947
4.00%	06/01/16	Aaa	CAD	378	347,182
5.75%	06/01/33	Aaa	CAD	654	714,860
Canadian National Railway Co., Sr. Unsec’d. Notes
6.25%	08/01/34	A3		115	121,653
Canadian Natural Resources Ltd., Sr. Unsec’d. Notes
6.25%	03/15/38	Baa2		225	221,877
EnCana Corp., Sr. Unsec’d. Notes
6.50%	05/15/19	Baa2		60	64,320
6.50%	08/15/34	Baa2		230	232,587
Inter-American Development Bank, Sr. Unsec’d. Notes
4.40%	01/26/26	Aaa	CAD	791	633,038
Petro-Canada, Sr. Unsec’d. Notes
6.80%	05/15/38	Baa2		75	73,553
Placer Dome, Inc., Sr. Unsec’d. Notes
6.45%	10/15/35	Baa1		245	244,794
Potash Corp. of Saskatchewan, Inc., Sr. Unsec’d. Notes
5.25%	05/15/14	Baa1		15	15,480
Province of Ontario, Debs.
5.00%	03/08/14	Aa1	CAD	1,177	1,096,988
Rogers Communications, Inc., Gtd. Notes
5.50%	03/15/14	Baa2		$300	312,330
6.80%	08/15/18	Baa2		165	176,715
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN
5.75%	07/25/11	Aaa	EUR	50	74,663
Thomson Reuters Corp., Gtd. Notes
6.50%	07/15/18	Baa1		150	155,195
Toronto-Dominion Bank, Sr. Unsec’d. Notes, MTN
4.875%	01/23/13	Aaa	EUR	250	366,388
Xstrata Finance Canada Ltd., Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2		95	93,235
Gtd. Notes, MTN
5.25%	06/13/17	Baa2	EUR	200	239,311

					6,975,488

Cayman Islands — 0.5%
Allstate Life Funding LLC, Sr. Sec’d. Notes, MTN
6.375%	01/17/11	A1	GBP	120	198,687
BES Finance Ltd., Bank Gtd. Notes, MTN
6.25%	05/17/11	A1	EUR	140	200,156
Mizuho Capital Investment Ltd., Sub. Notes, 144A(g)
6.686%(c)	03/29/49	Baa1		96	72,657
Pacific Life Funding LLC, Sec’d. Notes, MTN
5.125%	01/20/15	A1	GBP	250	366,784
Petrobras International Finance Co., Gtd. Notes
5.875%	03/01/18	Baa1		402	395,130
7.875%	03/15/19	Baa1		155	168,950

					1,402,364

Czech Republic — 0.1%
CEZ AS, Unsec’d. Notes
4.125%	10/17/13	A2	EUR	150	206,483

Denmark — 0.6%
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, MTN
4.75%	06/29/12	Aa3	EUR	75	108,110
Sub. Notes, MTN
6.00%(c)	03/20/16	A3	EUR	100	119,801
Kingdom of Denmark, Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,552,694

					1,780,605

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (Continued)
France — 4.0%
Autoroutes du Sud de la France, Sr. Unsec’d. Notes, MTN
7.375%	03/20/19	Baa1		EUR	100	$152,071
BNP Paribas, Sub. Notes, MTN
5.431%	09/07/17	Aa2		EUR	140	201,528
Casino Guichard Perrachon SA, Sr. Unsec’d. Notes, MTN
4.875%	04/10/14	BBB-(d)		EUR	100	138,308
6.375%	04/04/13	BBB-(d)		EUR	50	73,683
Cie Generale de Geophysique-Veritas, Sr. Notes, 144A(g)
9.50%	05/15/16	Ba3			$200	199,500
Credit Agricole SA, Sr. Sub. Notes
5.00%(c)	06/29/49	Aa2		GBP	350	431,864
Sr. Sub. Notes, MTN
5.971%	02/01/18	Aa2		EUR	150	223,214
Electricite de France, Notes, 144A(g)
6.95%	01/26/39	Aa3			150	168,407
France Telecom SA, Sr. Unsec’d. Notes
7.75%	03/01/11	A3			122	131,947
Sr. Unsec’d. Notes, MTN
7.25%	01/28/13	A3		EUR	128	202,686
French Government, Bonds
4.00%	10/25/14	Aaa		EUR	3,144	4,657,008
5.75%	10/25/32	Aaa		EUR	1,474	2,474,346
GDF Suez, Sr. Unsec’d. Notes, MTN
5.625%	01/18/16	Aa3		EUR	50	75,785
Lafarge SA, Sr. Unsec’d. Notes
6.15%	07/15/11	Baa3			110	111,181
PPR, Sr. Unsec’d. Notes, MTN
8.625%	04/03/14	BBB-(d)		EUR	100	152,898
Societe Generale, Sr. Unsec’d. Notes, MTN
5.25%	03/28/13	Aa2		EUR	300	448,081
Suez Environnement SA, Sr. Unsec’d. Notes, MTN
6.25%	04/08/19	A3		EUR	100	153,009
Veolia Environment, Sr. Unsec’d. Notes
6.00%	06/01/18	A3			240	244,622
Sr. Unsub. Notes, MTN
4.875%	05/28/13	A3		EUR	200	291,053
Vivendi, Notes, 144A(g)
5.75%	04/04/13	Baa2			405	407,556
Sr. Unsec’d. Notes, MTN
7.75%	01/23/14	Baa2		EUR	100	154,888

						11,093,635

Germany — 10.3%
Bundesrepublik Deutschland, Bonds
3.50%	01/04/16	Aaa		EUR	1,040	1,507,134
3.75%	01/04/19	Aaa		EUR	2,947	4,273,011
4.00%	01/04/37	Aaa		EUR	2,061	2,781,134
4.25%	01/04/14	Aaa		EUR	1,410	2,126,759
5.25%	01/04/11	Aaa		EUR	6,260	9,324,004
Deutsche Bank AG, Sr. Sub. Notes
5.125%	01/31/13	Aa2		EUR	105	151,450
Deutsche Genossenschafts-Hypothekenbank AG, Jumbo Pfandbrief, MTN
4.00%	10/31/16	AAA	(d)	EUR	2,400	3,422,129
Hypothekenbank In Essen AG, Jumbo Pfandbrief
3.875%	11/21/13	Aaa		EUR	2,406	3,482,451
Kreditanstalt Fuer Wiederaufbau, Foreign Gov’t. Gtd. Bonds
4.70%	06/02/37	Aaa		CAD	523	399,636
5.50%	12/07/15	Aaa		GBP	700	1,249,015
Muenchener Rueckversicherungs AG, Sub. Notes
5.767%(c)	06/29/49	A3		EUR	100	105,214

						28,821,937

Greece — 1.2%
Hellenic Republic, Unsec’d. Notes
4.60%	05/20/13	A1		EUR	2,222	3,271,171

Hungary — 0.1%
Hungary Government, Bonds
6.75%	02/24/17	Baa1		HUF	43,400	185,716

Iceland
Danaher European Finance Co. EHF, Gtd. Notes
4.50%	07/22/13	A2		EUR	50	69,265

Ireland — 0.5%
Bank of Ireland, Gov’t. Liquid Gtd. Notes, MTN
6.45%	02/10/10	Aa1		EUR	90	128,400
GE Capital European Funding, Gtd. Notes, MTN
3.50%	02/14/13	Aa2		EUR	200	274,206
5.25%	05/18/15	Aa2		EUR	100	140,161
GE Capital UK Funding, Gtd. Notes, MTN
5.625%	12/12/14	Aa2		GBP	200	317,634
Irish Life & Permanent PLC, Gov’t. Liquid Gtd. Notes, MTN
6.25%	02/15/11	A3		EUR	200	261,756
VIP Finance Ireland Ltd. For OJSC Vimpel Communications, Sec’d. Notes
8.375%	04/30/13	Ba2			$160	148,000

						1,270,157

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (Continued)
Italy — 2.6%
Edison SpA, Sr. Notes, MTN
5.125%	12/10/10	Baa2	EUR	75	$109,246
Intesa Sanpaolo SpA, Sub. Notes, MTN
4.375%(c)	06/26/18	Aa3	EUR	300	402,172
Italy Buoni Poliennali del Tesoro, Bonds
4.00%	02/01/37	Aa2	EUR	2,080	2,427,790
6.00%	05/01/31	Aa2	EUR	1,025	1,569,933
7.25%	11/01/26	Aa2	EUR	915	1,598,410
Republic of Italy, Sr. Unsec’d. Notes
5.25%	09/20/16	NR		$500	515,067
Telecom Italia SpA, Sr. Unsec’d. Notes, MTN
7.875%	01/22/14	Baa2	EUR	50	77,789
8.25%	03/21/16	Baa2	EUR	140	221,662
UniCredito Italiano SpA, Jr. Sub. Notes, MTN
6.10%	02/28/12	A1	EUR	43	62,340
Sub. Notes, MTN
5.75%	09/26/17	A1	EUR	250	345,339

					7,329,748

Japan — 10.6%
Japanese Government, Bonds
1.30%	03/20/15	Aa2	JPY	331,950	3,535,854
1.40%	03/20/18	Aa2	JPY	394,300	4,162,705
1.90%	03/20/25	Aa2	JPY	554,200	5,801,729
2.00%	12/20/33	Aa2	JPY	231,300	2,315,269
2.30%	06/20/28	Aa2	JPY	39,500	428,328
Series 64, Bonds
1.50%	06/20/12	NR	JPY	890,350	9,530,216
TIPS
1.10%	12/10/16	Aa2	JPY	401,096	3,681,302
Sumitomo Mitsui Banking, Sub. Notes
4.375%(c)	07/29/49	Aa3	EUR	130	134,043

					29,589,446

Luxembourg — 0.5%
Evraz Group SA, Sr. Unsec’d. Notes
8.875%	04/24/13	B1		335	282,238
Finmeccanica Finance SA, Gtd. Notes, MTN
8.125%	12/03/13	A3	EUR	150	236,496
Gaz Capital, Sr. Sec’d. Notes, MTN
4.56%	12/09/12	Baa1	EUR	170	219,705
5.364%	10/31/14	Baa1	EUR	130	154,104
Orascom Telecom Finance SCA, Gtd. Notes
7.875%	02/08/14	B2		330	277,200
TMK Capital SA for OAO TMK, Sec’d. Notes
10.00%	07/29/11	B1		$200	173,134

					1,342,877

Malaysia — 0.3%
Malaysian Government, Bonds
3.70%	05/15/13	A3	MYR	2,000	577,092
3.718%	06/15/12	A3	MYR	1,195	347,900

					924,992

Mexico — 2.4%
America Movil SAB de CV, Gtd. Notes
6.375%	03/01/35	A3		40	37,931
Mexican Bonos, Bonds
8.00%	12/19/13	Baa1	MXN	28,280	2,212,235
8.00%	12/17/15	Baa1	MXN	57,830	4,449,154
9.00%	12/20/12	Baa1	MXN	1,910	155,956

					6,855,276

Netherlands — 3.8%
Bank Nederlandse Gemeenten, Sr. Unsec’d. Notes, MTN
4.625%	09/13/12	Aaa	EUR	4,150	6,157,571
BMW Finance NV, Gtd. Notes, MTN
8.875%	09/19/13	A3	EUR	180	288,932
CenterCredit International BV, Bank Gtd. Notes
8.625%	01/30/14	Ba3		485	344,350
Credit Suisse Group Financial Guernsey Ltd., Bank Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	273,295
Daimler International Finance BV, Gtd. Notes, MTN
9.00%	01/30/12	A3	EUR	100	155,646
Deutsche Telekom International Finance BV, Gtd. Notes
8.125%	05/29/12	Baa1	EUR	50	79,398
Gtd. Notes, MTN
4.50%	10/25/13	Baa1	EUR	175	253,756
E.On International Finance BV, Gtd. Notes, MTN
5.50%	01/19/16	A2	EUR	130	195,380
EDP Finance BV, Sr. Unsec’d. Notes, MTN
3.75%	06/22/15	A3	EUR	120	163,090
GTB Finance BV, Bank Gtd. Notes
8.50%	01/29/12	BB-(d)		310	186,000
Heineken NV, Sr. Notes, MTN
7.25%	03/10/15	NR	GBP	80	136,294

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (Continued)
Netherlands (cont’d.)
HSBK Europe BV, Gtd. Notes
7.75%	05/13/13	Ba2		$475	$351,500
ING Bank NV, Sub. Notes, MTN
5.50%	01/04/12	A1	EUR	140	198,577
Koninklijke KPN NV, Sr. Unsec’d. Notes
4.75%	01/17/17	Baa2	EUR	200	278,678
Sr. Unsec’d. Notes, MTN
4.50%	03/18/13	Baa2	EUR	100	142,881
5.75%	03/18/16	Baa2	GBP	300	499,783
Linde Finance BV, Gtd. Notes
6.50%	01/29/16	Baa1	GBP	170	292,884
Gtd. Notes, MTN
6.75%	12/08/15	Baa1	EUR	100	156,548
RWE Finance BV, Gtd. Notes, MTN
6.625%	01/31/19	A1	EUR	100	160,190
Telecom Italia Capital SA, Gtd. Notes
5.25%	11/15/13	Baa2		150	147,088
Telecom Italia Finance SA, Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	180	268,754

					10,730,595

Norway — 0.1%
DnB Nor Bank ASA, Sr. Unsec’d. Notes, MTN
4.75%	03/28/11	Aa1	EUR	150	216,400

Poland — 1.3%
Polish Government, Bonds
5.25%	10/25/17	A2	PLN	885	262,905
5.75%	04/25/14	A(d)	PLN	9,539	2,992,728
6.25%	10/24/15	A2	PLN	1,465	467,228

					3,722,861

South Africa — 0.3%
Republic of South Africa, Bonds
13.50%	09/15/15	A2	ZAR	5,840	937,286

Spain — 1.0%
Iberdrola Finanzas SAU, Gtd. Notes, MTN
7.50%	11/25/15	A3	EUR	100	164,074
Obrascon Huarte Lain SA, Unsub. Notes
5.00%	05/18/12	Baa3	EUR	200	202,012
Santander Issuances SA Unipersonal, Bank Gtd. Notes, MTN
4.75%(c)	05/29/19	Aa2	EUR	150	189,472
Spanish Government, Bonds
5.75%	07/30/32	Aaa	EUR	670	1,060,074
6.00%	01/31/29	Aaa	EUR	600	970,692
Telefonica Emisiones SAU, Gtd. Notes
5.877%	07/15/19	Baa1		$75	77,325
6.221%	07/03/17	Baa1		245	259,201

					2,922,850

Sweden — 0.5%
Securitas AB, Sr. Unsec’d. Notes, MTN
6.50%	04/02/13	BBB+(d)	EUR	100	147,151
Svensk Export Kredit AB, Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1		400	405,125
Swedish Government, Bonds
3.75%	08/12/17	Aaa	SEK	3,930	524,739
Telefonaktiebolaget LM Ericsson, Sr. Unsec’d. Notes, MTN
5.375%	06/27/17	Baa1	EUR	148	195,251
Volvo Treasury AB, Gtd. Notes, MTN
9.875%	02/27/14	Baa1	EUR	75	111,234

					1,383,500

Switzerland — 0.3%
Credit Suisse London, Sr. Unsec’d. Notes, MTN
5.125%	09/18/17	Aa1	EUR	255	363,560
UBS AG, Sr. Sub. Notes, MTN
4.50%(c)	09/16/19	Aa3	EUR	450	512,250
UBS Capital Jersey Ltd., Bank Gtd. Notes, MTN
7.152%(c)	12/29/49	A1	EUR	50	42,612

					918,422

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co., Sr. Notes, 144A(g)
5.62%	10/25/12	Aa2		355	359,216

United Kingdom — 5.9%
Atlantic Finance Ltd., Gtd. Notes, 144A(g)
8.75%	05/27/14	A3		350	343,045
Barclays Bank PLC, Sr. Unsec’d. Notes
6.75%	05/22/19	Aa3		110	109,095
BAT International Finance PLC, Gtd. Notes, MTN
5.375%	06/29/17	Baa1	EUR	160	226,667
British Sky Broadcasting Group PLC, Gtd. Notes, 144A(g)
6.10%	02/15/18	Baa1		290	289,575

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
British Telecommunications PLC, Sr. Unsec’d. Notes
5.15%	01/15/13	Baa2		$270	$269,068
Sr. Unsec’d. Notes, MTN
5.25%	06/23/14	Baa2	EUR	80	110,228
BSKYB Finance UK PLC, Gtd. Notes
5.75%	10/20/17	Baa1	GBP	200	327,388
Centrica PLC, Sr. Unsec’d. Notes, MTN
7.125%	12/09/13	A3	EUR	100	155,704
Compass Group PLC, Sr. Unsec’d. Notes
7.00%	12/08/14	Baa2	GBP	70	124,879
Credit Suisse Guernsey Ltd., Jr. Sub. Notes
5.86%(c)	12/29/49	Aa3		210	136,500
Diageo Finance PLC, Gtd. Notes, MTN
6.625%	12/05/14	A3	EUR	100	156,436
European Investment Bank,(g) Sr. Unsec’d. Notes
8.75%	08/25/17	Aaa	GBP	500	1,081,469
Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa	EUR	1,900	2,824,241
HBOS PLC, Sr. Sub. Notes, 144A(g)
6.00%	11/01/33	Baa2		180	107,545
HSBC Bank PLC, Sub. Notes, MTN
4.25%(c)	03/18/16	A2	EUR	125	166,833
HSBC Holdings PLC, Sub. Notes
9.875%(c)	04/08/18	A1	GBP	200	362,969
Imperial Tobacco Finance PLC, Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	200	270,260
6.875%	06/13/12	Baa3	GBP	200	341,220
ITV PLC, Gtd. Notes, MTN
4.75%	10/03/11	Ba3	EUR	160	209,143
National Grid PLC, Sr. Unsec’d. Notes, MTN
5.00%	07/02/18	Baa1	EUR	100	133,891
6.50%	04/22/14	Baa1	EUR	100	150,869
OTE PLC, Gtd. Notes
4.625%	05/20/16	Baa2	EUR	300	403,712
Royal Bank of Scotland PLC (The), Jr. Sub. Notes, MTN
6.00%(c)	06/29/49	Ba1	GBP	90	71,072
Sub. Notes, MTN
6.00%	05/10/13	Baa3	EUR	150	192,534
SABMiller PLC, Gtd. Notes, 144A(g)
6.20%	07/01/11	Baa1		340	358,532
Scottish & Southern Energy PLC, Sr. Unsec’d. Notes, MTN
6.125%	07/29/13	A2	EUR	50	74,742
Scottish Power UK PLC, Sr. Unsec’d. Notes
8.375%	02/20/17	A3	GBP	200	386,985
Severn Trent Utilities Finance PLC, Gtd. Notes, MTN
5.25%	03/11/16	A2	EUR	150	213,143
Standard Chartered Bank, Sub. Notes, MTN
3.625%(c)	02/03/17	A3	EUR	240	281,569
5.875%	09/26/17	A3	EUR	200	253,484
Travelers Insurance Co. Institutional Funding Ltd., Sr. Sec’d. Notes
5.75%	12/06/11	Aa2	GBP	80	128,146
United Kingdom Gilt, Bonds
4.25%	06/07/32	Aaa	GBP	2,461	3,993,765
4.50%	03/07/13	AAA(d)	GBP	545	950,610
5.00%	03/07/12	AAA(d)	GBP	566	997,170
Vodafone Group PLC, Sr. Unsec’d. Notes
5.625%	02/27/17	Baa1		$195	198,056

					16,400,545

TOTAL FOREIGN BONDS (cost $145,930,905)					148,896,332

MUNICIPAL BONDS — 0.9%
District of Columbia
District of Columbia, General Obligation Bonds
4.75%	06/01/31	Aa3		50	46,571

Florida — 0.1%
Orange County Tourist Development Tax, Revenue Bonds
5.00%	10/01/18	A2		390	410,124

Georgia — 0.1%
Atlanta Water & Wastewater, Revenue Bonds
5.50%	11/01/17	Baa1		270	283,195
De Kalb County Water & Sewer, Revenue Bonds
5.00%	10/01/35	Aa2		210	215,617

					498,812

Illinois — 0.1%
Chicago Transit Authority, Series A, Revenue Bonds
6.899%	12/01/40	Aa3		185	195,824

Kansas
Kansas State Development Finance Authority, Revenue Bonds
5.501%	05/01/34	Aa2		125	116,150

Maryland — 0.1%
Baltimore County Maryland, General Obligation Bonds
5.00%	02/01/38	Aaa		235	240,085

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (Continued)
Massachusetts — 0.1%
Massachusetts Health & Educational Facilities Authority, Revenue Bond
5.00%	07/01/38	Aaa	$195	$199,378

New York — 0.2%
Metropolitan Transportation Authority, Revenue Bonds
7.336%	11/15/39	AA(d)	35	41,608
New York City Housing Development Corp., Revenue Bonds
6.42%	11/01/27	Aa2	145	110,947
New York State Urban Development Corp., Revenue Bonds
5.50%	03/15/18	AAA(d)	190	215,665
Triborough Bridge & Tunnel Authority, Revenue Bonds
5.00%	11/15/38	Aa2	230	227,194

				595,414

Utah — 0.1%
Utah Transit Authority, Revenue Bond
5.25%	06/15/38	Aa3	170	174,260

West Virginia — 0.1%
Tobacco Settlement Finance Authority of West Virginia, Revenue Bonds
7.467%	06/01/47	Baa3	255	171,016

TOTAL MUNICIPAL BONDS (cost $2,749,391)				2,647,634

SOVEREIGN ISSUES — 1.2%
Indonesia Government International Bond, Sr. Unsec’d. Notes
6.875%	03/09/17	Ba3	628	602,081
Republic of Brazil, Unsub. Notes
11.00%	08/17/40	Ba1	140	182,140
Republic of Korea, Sr. Unsec’d. Notes
5.75%	04/16/14	A2	282	288,965
Republic of South Africa, Sr. Unsec’d. Notes
6.50%	06/02/14	Baa1	500	523,750
Russian Federation, Sr. Unsec’d. Notes
7.50%	03/31/30	Baa1	739	727,742
Russian Ministry of Finance, Debs.
3.00%	05/14/11	Baa1	690	664,125
United Mexican States, Unsub. Notes, MTN
6.375%	01/16/13	Baa1	270	291,600

TOTAL SOVEREIGN ISSUES (cost $3,190,156)				3,280,403

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 14.8%
Federal Home Loan Mortgage Corp.
4.45%(c)	07/01/35		53	54,084
4.50%	11/01/18-05/01/19		510	524,560
5.00%	10/01/18-10/01/35		1,059	1,088,152
5.265%(c)	09/01/32		8	8,178
5.35%(c)	02/01/37		287	299,576
5.985%(c)	12/01/36		325	339,469
5.997%(c)	01/01/37		150	158,248
6.00%	10/01/21-08/01/38		872	914,089
6.017%(c)	10/01/36		368	383,332
6.103%(c)	10/01/36		380	397,653
6.211%(c)	08/01/36		422	441,764
6.50%	03/01/32-10/01/34		1,512	1,608,183
7.00%	11/01/30		18	19,157
Federal National Mortgage Assoc.
4.50%	12/01/19-06/01/39		3,346	3,370,863
4.762%(c)	11/01/35		171	177,040
5.00%	03/01/18-06/01/36		5,320	5,450,726
5.50%	01/01/17-02/01/37		10,307	10,667,503
5.52%(c)	01/01/37		30	31,740
5.806%(c)	08/01/37		219	229,858
5.986%(c)	08/01/36		351	364,752
6.00%	08/01/22-10/01/38		7,132	7,483,037
6.037%(c)	12/01/36		242	254,973
6.50%	12/01/10-11/01/37		3,938	4,202,086
7.00%	12/01/29-01/01/31		53	57,127
Government National Mortgage Assoc.
4.50%	12/20/35		329	328,982
5.00%	07/15/33-02/20/34		994	1,014,477
5.50%	11/15/34-02/20/39		987	1,020,200
6.00%	12/20/37		37	38,389
6.50%	06/15/16-12/20/33		324	344,172
7.00%	03/15/13-12/15/13		44	47,771
7.50%	09/15/30-06/15/32		55	59,549

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $40,301,640)				41,379,690

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Mortgage Corp.
5.50%	03/01/18		21	21,866
5.50%	11/01/18		20	21,119
Federal National Mortgage Assoc.
4.50%	05/01/19		398	406,417
4.50%	09/01/34		480	480,758
6.00%	03/01/33		53	55,491

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $953,237)				985,651

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds
4.75%	02/15/37		$1,235	$1,323,379
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.375%	07/15/18		555	531,972
2.00%	07/15/14	(k)	470	544,111
U.S. Treasury Notes
2.125%	01/31/10		1,445	1,459,394
2.25%	05/31/14	(a)	4,155	4,099,157
2.625%	04/30/16		625	604,297
3.125%	09/30/13		1,015	1,050,049
4.00%	08/15/18		1,555	1,612,948

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,269,699)				11,225,307

			Units
WARRANT*
Republic of Venezuela, expiring on 04/15/2020 (Venezuela)(cost $0)(g)			1,250	24,375

			Shares
PREFERRED STOCK
Federal National Mortgage Assoc., 8.25%, CVT Perpetual Series (cost $185,000)			7,400	9,916

TOTAL LONG-TERM INVESTMENTS (cost $266,722,314)				266,901,279

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $14,610,053; includes $5,474,320 of cash collateral for securities on loan)(b)(w)(Note 4)			14,610,053	14,610,053

TOTAL INVESTMENTS — 100.5% (cost $281,332,367)				281,511,332
Liabilities in excess of other assets(x) — (0.5)%				(1,310,067)

NET ASSETS — 100.0%				$280,201,265

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TIPS	Treasury Inflation Protected Securities

AED	United Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CSK	Czech Kruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krona

NWD	New Taiwanese Dollar

PLN	Polish Zloty

SEK	Swedish Krona

ZAR	South African Rand

*	Non-income producing security.

†	The rating reflected is as of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $5,375,663; cash collateral of $5,474,320 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
101	2 Year Euro-Schatz	Sep 09	$15,293,590	$15,288,217	$(5,373)
2	5 Year Euro-Bobl	Sep 09	322,040	323,920	1,880
6	10 Year Canadian Bond	Sep 09	628,036	$625,508	(2,528)
33	10 Year Euro-Bund	Sep 09	5,522,453	5,605,320	82,867
10	10 Year Japanese Government Bonds	Sep 09	14,141,278	14,335,392	194,114

					270,960

Short Positions:
7	2 Year U.S. Treasury Notes	Sep 09	1,516,265	1,513,531	2,734
21	5 Year U.S. Treasury Notes	Sep 09	2,402,649	2,409,094	(6,445)
5	10 Year UK Gilt	Sep 09	966,717	971,324	(4,607)
125	10 Year U.S. Treasury Notes	Sep 09	14,673,814	14,533,204	140,610
4	20 Year U.S. Treasury Bonds	Sep 09	464,640	473,437	(8,797)

					123,495

					$394,455 (1)

(1)	Cash of $2,521,001 and U.S. Treasury Inflationary Indexed Bonds, TIPS with a market value of $544,111 has been segregated to cover requirements for open futures contracts at June 30, 2009.

Forward foreign currency exchange contracts outstanding at June 30, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/20/09	Chase Manhattan Bank	AUD	108	$88,000	$86,671	$(1,329)
Expiring 08/20/09	Royal Bank of Scotland	AUD	499	375,781	400,427	24,646
Brazilian Real,
Expiring 07/20/09	First Boston	BRL	3,706	1,886,000	1,883,891	(2,109)
Expiring 08/04/09	State Street Bank	BRL	2,269	1,023,000	1,149,695	126,695
British Pound,
Expiring 08/20/09	Chase Securities, Inc.	GBP	856	1,408,000	1,408,431	431
Expiring 08/20/09	Chase Securities, Inc.	GBP	104	157,000	171,050	14,050
Expiring 08/20/09	Chase Securities, Inc.	GBP	81	134,000	133,989	(11)
Expiring 08/20/09	Chase Securities, Inc.	GBP	75	116,000	123,196	7,196
Expiring 08/20/09	Chase Securities, Inc.	GBP	71	116,000	116,080	80
Expiring 08/20/09	Chase Securities, Inc.	GBP	45	72,958	73,448	490
Expiring 08/20/09	Chase Manhattan Bank	GBP	127	205,000	208,259	3,259
Expiring 08/20/09	Chase Manhattan Bank	GBP	33	55,000	54,642	(358)
Expiring 08/20/09	Royal Bank of Canada	GBP	85	141,000	140,607	(393)
Expiring 08/20/09	Royal Bank of Scotland	GBP	1,648	2,516,918	2,710,587	193,669
Canadian Dollar,
Expiring 08/20/09	Chase Securities, Inc.	CAD	1,843	1,679,625	1,585,025	(94,600)
Expiring 08/20/09	Chase Securities, Inc.	CAD	257	237,000	221,242	(15,758)
Expiring 08/20/09	Chase Securities, Inc.	CAD	195	169,000	168,041	(959)
Expiring 08/20/09	Chase Manhattan Bank	CAD	86	80,000	74,364	(5,636)
Expiring 08/20/09	State Street	CAD	155	139,000	133,470	(5,530)
Czech Kruna,
Expiring 08/20/09	Merrill Lynch Capital Markets	CSK	6,432	323,090	347,119	24,029
Danish Krone,
Expiring 08/20/09	Chase Securities, Inc.	DKK	384	73,000	72,229	(771)
Euro,
Expiring 08/20/09	Chase Manhattan Bank	EUR	465	665,000	652,898	(12,102)
Expiring 08/20/09	Chase Manhattan Bank	EUR	135	191,000	189,373	(1,627)
Expiring 08/20/09	Chase Securities, Inc.	EUR	992	1,403,000	1,391,355	(11,645)
Expiring 08/20/09	Chase Securities, Inc.	EUR	713	971,000	1,000,398	29,398
Expiring 08/20/09	Chase Securities, Inc.	EUR	464	632,000	651,585	19,585
Expiring 08/20/09	Chase Securities, Inc.	EUR	233	324,000	326,382	2,382

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009 (Continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 08/20/09	Chase Securities, Inc.	EUR	214	$304,000	$300,752	$(3,248)
Expiring 08/20/09	Royal Bank of Canada	EUR	129	181,000	180,548	(452)
Expiring 08/20/09	Royal Bank of Scotland	EUR	6,728	9,066,462	9,438,260	371,798
Expiring 08/20/09	State Street Bank	EUR	234	328,000	328,543	543
Hungarian Forint,
Expiring 08/19/09	UBS Securities	HUF	49,611	230,161	252,801	22,640
Indian Rupee,
Expiring 07/27/09	First Boston	INR	60,894	1,194,000	1,268,282	74,282
Expiring 08/20/09	First Boston	INR	34,151	710,000	709,996	(4)
Expiring 08/20/09	State Street Bank	INR	29,526	622,000	613,850	(8,150)
Expiring 09/22/09	First Boston	INR	71,577	1,474,000	1,484,162	10,162
Indonesian Rupiah,
Expiring 08/20/09	State Street Bank	IDR	6,806,880	652,000	659,118	7,118
Japanese Yen,
Expiring 08/20/09	Chase Manhattan Bank	JPY	26,387	274,000	274,070	70
Expiring 08/20/09	Chase Manhattan Bank	JPY	16,535	173,000	171,742	(1,258)
Expiring 08/20/09	Chase Manhattan Bank	JPY	16,368	171,000	170,012	(988)
Expiring 08/20/09	Chase Securities, Inc.	JPY	1,629,006	17,018,445	16,919,858	(98,587)
Expiring 08/20/09	Chase Securities, Inc.	JPY	150,776	1,591,000	1,566,052	(24,948)
Expiring 08/20/09	Chase Securities, Inc.	JPY	46,753	480,000	485,608	5,608
Expiring 08/20/09	Chase Securities, Inc.	JPY	40,506	420,000	420,718	718
Expiring 08/20/09	Chase Securities, Inc.	JPY	37,396	389,000	388,415	(585)
Expiring 08/20/09	Chase Securities, Inc.	JPY	19,762	205,000	205,265	265
Expiring 08/20/09	Royal Bank of Canada	JPY	12,459	131,000	129,404	(1,596)
Expiring 08/20/09	State Street Bank	JPY	15,602	159,000	162,049	3,049
Malaysian Ringgitt,
Expiring 07/14/09	Cambridge Partners	MYR	1,709	484,000	485,808	1,808
Mexican Peso,
Expiring 08/20/09	Royal Bank of Scotland	MXN	11,736	880,643	884,472	3,829
New Taiwanese Dollar,
Expiring 07/27/09	Cambridge Partners	NWD	14,950	446,000	458,608	12,608
Expiring 07/27/09	Cambridge Partners	NWD	3,183	97,000	97,644	644
Expiring 07/27/09	State Street Bank	NWD	15,726	483,000	482,430	(570)
Norwegian Krone,
Expiring 08/20/09	Chase Securities, Inc.	NOK	9,513	1,460,735	1,477,432	16,697
Expiring 08/20/09	Chase Securities, Inc.	NOK	627	101,000	97,344	(3,656)
Expiring 08/20/09	Chase Securities, Inc.	NOK	613	95,000	95,214	214
South African Rand,
Expiring 08/20/09	Chase Securities, Inc.	ZAR	3,987	470,000	511,560	41,560
South Korean Won,
Expiring 07/20/09	Cambridge Partners	KRW	244,096	185,342	191,846	6,504
Expiring 07/28/09	State Street Bank	KRW	1,102,171	816,000	866,684	50,684
Expiring 08/20/09	Cambridge Partners	KRW	229,500	180,000	180,638	638
Expiring 08/20/09	State Street Bank	KRW	2,165,248	1,748,000	1,704,248	(43,752)
Swedish Krona,
Expiring 08/20/09	Chase Securities, Inc.	SEK	5,876	749,060	761,518	12,458
Expiring 08/20/09	Chase Securities, Inc.	SEK	785	106,000	101,689	(4,311)
Expiring 08/20/09	Chase Securities, Inc.	SEK	592	75,000	76,736	1,736
Expiring 08/20/09	Royal Bank of Scotland	SEK	10,359	1,341,000	1,342,551	1,551
Expiring 08/20/09	State Street Bank	SEK	9,005	1,176,000	1,167,118	(8,882)
United Arab Emirates Dirham,
Expiring 07/06/09	Chase Manhattan Bank N.A.	AED	24,159	6,661,000	6,577,580	(83,420)

				$68,509,220	$69,165,079	$655,859

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2009 (Continued):

Sales Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/20/09	RBC Dominion Securities	BRL	1,304	$632,000	$662,938	$(30,938)
Expiring 07/20/09	State Street Bank	BRL	7,432	3,335,727	3,777,959	(442,232)
Expiring 08/04/09	First Boston	BRL	2,182	963,000	1,105,935	(142,935)
Expiring 08/04/09	First Boston	BRL	2,177	968,000	1,103,092	(135,092)
Expiring 08/04/09	RBC Dominion Securities	BRL	2,178	969,000	1,103,741	(134,741)
British Pound,
Expiring 08/20/09	Chase Securities, Inc.	GBP	107	174,946	176,732	(1,786)
Expiring 08/20/09	Chase Securities, Inc.	GBP	80	129,735	131,171	(1,436)
Expiring 08/20/09	Chase Securities, Inc.	GBP	57	87,223	94,288	(7,065)
Expiring 08/20/09	State Street Bank	GBP	169	278,809	277,624	1,185
Expiring 08/20/09	State Street Bank	GBP	86	136,558	140,898	(4,340)
Canadian Dollar,
Expiring 08/20/09	Chase Securities, Inc.	CAD	386	342,124	332,098	10,026
Expiring 08/20/09	Royal Bank of Scotland	CAD	254	217,539	218,401	(862)
Danish Krone,
Expiring 08/20/09	Merrill Lynch Capital Markets	DKK	3,051	551,449	574,199	(22,750)
Euro,
Expiring 08/20/09	Chase Securities, Inc.	EUR	2,436	3,379,024	3,417,204	(38,180)
Expiring 08/20/09	Chase Securities, Inc.	EUR	1,046	1,445,000	1,467,755	(22,755)
Expiring 08/20/09	Chase Securities, Inc.	EUR	867	1,222,000	1,216,000	6,000
Expiring 08/20/09	Chase Securities, Inc.	EUR	852	1,193,000	1,194,992	(1,992)
Expiring 08/20/09	Chase Securities, Inc.	EUR	246	334,962	345,732	(10,770)
Expiring 08/20/09	Chase Securities, Inc.	EUR	243	336,410	341,549	(5,139)
Expiring 08/20/09	Chase Securities, Inc.	EUR	234	328,000	328,619	(619)
Expiring 08/20/09	Chase Manhattan Bank	EUR	108	153,073	151,636	1,437
Expiring 08/20/09	Royal Bank of Scotland	EUR	996	1,392,000	1,397,388	(5,388)
Expiring 08/20/09	Royal Bank of Scotland	EUR	154	213,063	215,686	(2,623)
Expiring 08/20/09	State Street Bank	EUR	2,487	3,528,258	3,489,104	39,154
Expiring 08/20/09	UBS Securities	EUR	878	1,228,000	1,232,312	(4,312)
Hungarian Forint,
Expiring 08/19/09	Chase Securities, Inc.	HUF	30,494	152,962	155,387	(2,425)
Japanese Yen,
Expiring 08/20/09	Chase Securities, Inc.	JPY	160,653	1,629,869	1,668,637	(38,768)
Expiring 08/20/09	Chase Securities, Inc.	JPY	42,437	440,000	440,775	(775)
Expiring 08/20/09	Chase Securities, Inc.	JPY	32,047	336,000	332,862	3,138
Expiring 08/20/09	Chase Securities, Inc.	JPY	10,691	111,315	111,049	266
Expiring 08/20/09	State Street Bank	JPY	21,556	228,447	223,892	4,555
Malaysian Ringgitt,
Expiring 07/14/09	State Street Bank	MYR	3,329	923,689	946,574	(22,885)
Mexican Peso,
Expiring 07/21/09	Chase Securities, Inc.	MXN	1,450	109,486	109,740	(254)
Expiring 08/20/09	Chase Securities, Inc.	MXN	61,847	4,646,685	4,660,938	(14,253)
Expiring 08/20/09	State Street Bank	MXN	22,225	1,639,582	1,674,946	(35,364)
Expiring 08/20/09	State Street Bank	MXN	7,887	579,563	594,392	(14,829)
Polish Zloty,
Expiring 08/20/09	Chase Securities, Inc.	PLN	8,481	2,562,299	2,662,591	(100,292)
Expiring 08/20/09	Chase Securities, Inc.	PLN	1,041	321,143	326,692	(5,549)
South African Rand,
Expiring 08/20/09	UBS Securities	ZAR	7,670	888,929	984,105	(95,176)
United Arab Emirates Dirham,
Expiring 07/06/09	Chase Manhattan Bank N.A.	AED	24,159	6,549,050	6,577,580	(28,530)

				$44,657,919	$45,967,213	$(1,309,294)

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Preferred Stocks	$9,916	$—	$—
Warrants	—	24,375	—
Asset-Backed Securities	—	8,139,670	—
Residential Mortgage-Backed Securities	—	1,356,313	—
Commercial Mortgage-Backed Securities	—	7,540,065	—
Corporate Bonds	—	41,415,923	—
Foreign Bonds	—	148,896,332	—
U.S. Treasury Obligations	—	11,225,307	—
U.S. Government Agency Obligations	—	985,651	—
U.S. Government Mortgage-Backed Obligations	—	41,379,690	—
Municipal Bonds	—	2,647,634	—
Sovereign Issues	—	3,280,403	—
Affiliated Money Market Mutual Fund	14,610,053	—	—

	$14,619,969	$266,891,363	$—
Other Financial Instruments*	394,455	(653,435)	—

Total	$15,014,424	$266,237,928	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks
Balance as of 12/31/08	$37,364
Realized gain (loss)	(72,767)
Change in unrealized appreciation (depreciation)	73,353
Net purchases (sales)	(37,950)
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Sovereign Issues	35.2%
U.S. Government Agency Mortgage-Backed Securities	14.8
Financial – Bank & Trust	8.6
Financial Services	6.8
Affiliated Money Market Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	5.2
U.S. Treasury Obligations	4.0
Collateralized Mortgage Obligations	3.2
Asset-Backed Securities	2.9
Telecommunications	2.8
Oil & Gas	2.3
Utilities	1.8
Municipal Bonds	1.3
Banks	1.3
Media	0.9
Insurance	0.7
Metals & Mining	0.7
Electric	0.7
Food	0.4
Beverages	0.4
Tobacco	0.4
U.S. Government Agency Obligations	0.4
Retail & Merchandising	0.4
Real Estate	0.3
Diversified Operations	0.3
Environmental Services	0.3
Pharmaceuticals	0.3
Real Estate Investment Trusts	0.3
Chemicals	0.3
Farming & Agriculture	0.2
Medical Supplies & Equipment	0.2
Home Builders	0.2
Automobile Manufacturers	0.2
Aerospace	0.2
Healthcare Services	0.2
Advertising	0.2
Transportation	0.2
Business Services	0.2
Diversified Financial Services	0.2
Electronic Components & Equipment	0.1
Office Equipment	0.1
Financial – Brokerage	0.1
Building Materials	0.1
Paper & Forest Products	0.1
Consumer Products & Services	0.1
Broadcasting	0.1
Construction	0.1
Distribution/Wholesale	0.1
Electric – Integrated	0.1
Pipelines	0.1
Software	0.1
Commercial Services	0.1
Personal Services	0.1
Containers & Packaging	0.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest rate contracts	Due from broker-variation margin	$422,205	*	Due from broker-variation margin	$27,750	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,158,855		Unrealized depreciation on foreign currency forward contracts	1,812,290
Equity contracts	Unaffiliated investments	24,375		—	—

Total		$1,605,435			$1,840,040

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Total
Interest rate contracts	$135,042	$—	$135,042
Foreign exchange contracts	—	893,781	893,781

Total	$135,042	$893,781	$1,028,823

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$593,754	$—	$593,754
Foreign exchange contracts	—	—	(5,626,255)	(5,626,255)
Equity contracts	24,375	—	—	24,375

Total	$24,375	$593,754	$(5,626,255)	$(5,008,126)

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $5,375,663:
Unaffiliated investments (cost $266,722,314)	$266,901,279
Affiliated investments (cost $14,610,053)	14,610,053
Cash	151,761
Deposit with broker	2,521,001
Receivable for fund share sold	4,891,283
Dividends and interest receivable	3,972,573
Unrealized appreciation on foreign currency forward contracts	1,158,855
Receivable for investments sold	180,323
Due from broker-variation margin	54,773
Tax reclaim receivable	24,244
Prepaid expenses	3,302

Total Assets	294,469,447

LIABILITIES:
Payable for investments purchased	6,747,838
Payable to broker for collateral for securities on loan	5,474,320
Unrealized depreciation on foreign currency forward contracts	1,812,290
Accrued expenses and other liabilities	108,554
Advisory fees payable	88,264
Payable to custodian	23,780
Payable for fund share repurchased	9,240
Shareholder servicing fees payable	2,998
Affiliated transfer agent fee payable	898

Total Liabilities	14,268,182

NET ASSETS	$280,201,265

Net assets were comprised of:
Paid-in capital	$287,111,314
Retained earnings	(6,910,049)

Net assets, June 30, 2009	$280,201,265

Net asset value and redemption price per share, $280,201,265 / 27,611,228 outstanding shares of beneficial interest	$10.15

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest income	$5,994,571
Affiliated dividend income	33,213
Unaffiliated dividend income	8,673
Affiliated income from securities lending, net	5,854

6,042,311

EXPENSES
Advisory fees	1,001,159
Shareholder servicing fees and expenses	125,145
Custodian and accounting fees	92,000
Audit fee	20,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Trustees’ fees	6,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Loan interest expense (Note 7)	421
Miscellaneous	7,961

Total expenses	1,272,686

NET INVESTMENT INCOME	4,769,625

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(3,335,619)
Futures transactions	135,042
Foreign currency transactions	(3,181,606)

(6,382,183)

Net change in unrealized appreciation (depreciation) on:
Investments	18,455,263
Futures	593,754
Foreign currencies	(5,288,723)

13,760,294

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	7,378,111

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,147,736

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$4,769,625	$22,109,258
Net realized gain (loss) on investments and foreign currency transactions	(6,382,183)	14,960,574
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,760,294	(39,087,653)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,147,736	(2,017,821)

DISTRIBUTIONS	(37,208,339)	(37,609,128)

FUND SHARE TRANSACTIONS:
Fund share sold [4,147,272 and 14,034,905 shares, respectively]	45,499,831	174,605,013
Fund share issued in reinvestment of distributions [3,724,558 and 3,250,573 shares, respectively]	37,208,339	37,609,128
Fund share repurchased [4,259,692 and 50,625,071 shares, respectively]	(46,543,900)	(612,007,617)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS .	36,164,270	(399,793,476)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,103,667	(439,420,425)
NET ASSETS:
Beginning of period	269,097,598	708,518,023

End of period	$280,201,265	$269,097,598

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 85.4%
ASSET-BACKED SECURITIES — 3.5%
Ace Securities Corp., Series 2003-NC1, Class M1	Aa2	1.484%(c)	07/25/33	$2,710	$1,508,305
Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.90%(c)	04/10/28	2,400	2,990,917
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A	B3	0.534%(c)	12/25/36	627	295,295
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	Baa2	1.964%(c)	03/25/33	5,175	3,156,316
CDC Mortgage Capital Trust, Series 2003-HE1, Class M1	A1	1.664%(c)	08/25/33	2,924	1,642,553
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Aa3	0.984%(c)	07/25/34	2,763	248,578
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Aa1	5.071%(c)	04/25/35	3,541	1,647,308
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	AAA(d)	0.644%(c)	07/25/36	2,025	1,207,718
Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 144A	B(d)	0.764%(c)	03/25/47	512	182,152
Fremont Home Loan Trust, Series 2003-B, Class M1	Aa3	1.364%(c)	12/25/33	2,956	1,484,694
GSAA Home Equity Trust, Series 2007-4, Class A3A	Caa2	0.614%(c)	03/25/37	4,790	1,570,731
GSAA Home Equity Trust, Series 2007-5, Class 2A3A	Caa1	0.634%(c)	04/25/47	4,920	1,275,436
GSAA Home Equity Trust, Series 2007-6, Class A4	Caa3	0.614%(c)	05/25/47	9,370	3,251,492
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aaa	0.764%(c)	07/25/34	1,953	1,038,214
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Baa1	4.677%(c)	02/25/36	400	224,155
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1 .	Aa2	1.334%(c)	10/25/33	3,213	1,945,610
Nelnet Student Loan Trust, Series 2008-4, Class A4	Aaa	2.572%(c)	04/25/24	1,890	1,862,179
Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class M2	Aa2	0.764%(c)	03/25/36	3,850	3,321,808
RAAC, Series 2006-RP3, Class A, 144A	Caa2	0.584%(c)	05/25/36	2,579	871,830
RAAC, Series 2007-SP3, Class A1	Caa1	1.514%(c)	09/25/47	327	202,785
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Ba3	0.554%(c)	11/25/36	4,100	1,010,046
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Baa2	5.589%	10/25/36	2,889	2,179,995
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4A1	AAA(d)	5.872%(c)	05/25/36	3,007	1,549,954
Structured Asset Securities Corp., Series 2007-BC4, Class A3	Aa2	0.564%(c)	11/25/37	2,243	1,695,601
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	BB(d)	5.33%(c)	03/25/37	1,641	1,105,196

TOTAL ASSET-BACKED SECURITIES (cost $56,494,643)					37,468,868

BANK NOTES(c) — 0.8%
Aramark Corp.	Ba3	7.48%	01/31/14	496	455,419
Calpine Corp. (Ukraine)	B2	8.60%	03/29/09	992	749,295
Charter Communications Operating LLC(g)	B1	7.352%	03/15/14	990	891,593
Community Health System, Inc.	Ba3	7.51%	07/02/14	500	449,204
First Data Corp.	Ba3	7.98%	10/15/14	492	368,130
Graphic Packaging International, Inc.	Ba3	3.22%	05/16/14	1,000	943,750
Graphic Packaging International, Inc.	Ba3	5.448%	05/16/14	985	914,682
Harrah’s Operating Co., Inc.	B1	6.162%	01/28/15	1,094	798,641
HCA, Inc.	Ba3	8.15%	11/01/13	851	766,571
Iconix Tl	BB(d)	7.60%	05/01/14	800	735,763
Royalty Pharma TLB	Baa2	6.85%	05/15/14	490	467,708
Texas Competitive Electric Holdings Co. LLC	Ba3	8.50%	10/10/14	1,985	1,414,453
Tribune Co. Tl X	Caa3	7.43%	06/04/10	183	61,440

TOTAL BANK NOTES (cost $9,605,988)					9,016,649

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE
OBLIGATIONS — 8.1%
Bank of America Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.62%	02/10/51	$60	$45,005
Bank of America Mortgage Securities, Inc., Series 2003-5, Class 1A35	Aaa	4.50%	07/25/33	3,500	3,410,333
Bayview Financial Acquisition Trust Series 2007-A, Class 1A2	Aaa	6.205%	05/28/37	3,200	1,970,408
BCAP LLC Trust, Series 2006-AA1, Class A1	Caa2	0.504%(c)	10/25/36	6,661	2,594,265
Bear Stearns Alt-A Trust, Series 2006-3, Class 22A1	Caa2	5.956%(c)	05/25/36	2,340	988,377
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4	AAA(d)	5.405%(c)	12/11/40	220	195,711
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4	AAA(d)	5.628%(c)	03/11/39	4,400	3,777,334
Commercial Mortgage Lease-Backed Certificates, Series 2001-CMLB, Class A1, 144A	Aaa	6.746%	06/20/31	4,462	4,607,976
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 1A1	A1	0.814%(c)	02/25/35	6,661	3,365,746
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	AAA(d)	5.317%(c)	02/25/35	716	573,111
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	Ba3	0.564%(c)	04/25/36	7,067	2,033,989
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Caa2	0.544%(c)	04/25/36	692	248,869
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224%(c)	04/10/37	1,000	855,374
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.68%	07/10/39	600	577,607
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aaa	5.805%(c)	08/10/45	690	521,413
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	Baa3	1.314%(c)	11/25/47	3,335	1,265,703
IMPAC Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.664%(c)	08/25/36	677	375,135
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2	B3	0.584%(c)	03/25/36	3,970	2,407,029
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%	01/15/49	890	655,120
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%	07/15/30	5,900	5,048,425
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	AAA(d)	5.347%	11/15/38	1,140	906,249
Master Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 144A	Caa1	5.644%(c)	11/25/35	6,415	2,811,824
Master Alternative Loans Trust, Series 2004-10, Class 5A1	AAA(d)	0.764%(c)	09/25/34	3,718	2,937,060
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	Aaa	6.72%(c)	11/15/26	4,930	4,900,387
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.84%(c)	05/12/39	900	732,742
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%	12/15/43	1,570	1,174,078
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	A2	5.452%(c)	11/25/34	5,560	4,463,385
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	B3	1.014%(c)	12/25/35	5,282	2,131,729
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Caa2	5.511%(c)	03/25/36	6,321	3,235,152
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Caa3	4.545%(c)	06/25/36	2,805	1,165,256
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Baa2	7.00%	04/25/35	4,200	2,877,313
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa1	0.764%(c)	01/25/37	3,324	1,296,023
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2	Caa2	6.00%	08/25/36	8,780	4,217,091
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa2	0.674%(c)	01/25/37	7,244	3,558,999

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE
OBLIGATIONS (Continued)
Residential Asset Securitization Trust, Series 2007-A7, Class A3	AAA(d)	6.00%		07/25/37	$4,200	$1,574,282
Saco I, Inc., Series 2007-VA1, Class A, 144A	AAA(d)	8.966	%(c)	06/25/21	3,555	3,584,036
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Aa2	0.684	%(c)	07/25/34	584	327,924
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Ba2	5.951	%(c)	10/25/35	4,424	2,622,673
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1	Baa1	0.514	%(c)	09/25/47	616	490,263
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.19	%(c)	09/25/37	5,587	3,590,751
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	AAA(d)	4.599	%(c)	08/20/35	345	170,687
WaMu Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A3	BB-(d)	5.945	%(c)	08/25/36	3,540	1,884,812
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	Aaa	5.394	%(c)	02/25/37	1,651	978,262

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $120,364,538)						87,147,908

CORPORATE BONDS — 27.9%
Advertising — 0.1%
WPP Finance UK, Gtd. Notes (United Kingdom)	Baa2	8.00%		09/15/14	1,530	1,553,758

Aerospace/Defense — 0.1%
L-3 Communications Corp., Gtd. Notes	Ba3	6.375%		10/15/15	820	744,150
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%		06/15/12	570	571,425

						1,315,575

Automobile Manufacturers
Motors Liquidation Co., Sr. Unsec’d. Notes(i)	C2	8.375%		07/15/33	510	65,025

Banks — 2.2%
Bank of America Corp., Jr. Sub. Notes(a)	B3	8.125	%(c)	12/29/49	1,440	1,202,673
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.75%		12/01/17	100	89,043
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17	740	672,811
Citigroup, Inc., FDIC Gtd.	Aaa	2.125%		04/30/12	1,490	1,496,541
Goldman Sachs Group, Inc. (The), Notes, MTN	A1	6.00%		05/01/14	1,740	1,815,968
ICICI Bank Ltd., Sub. Notes (India)	Baa2	6.375	%(c)	04/30/22	2,050	1,601,206
ICICI Bank Ltd., Sub. Notes, 144A (India)	Baa2	6.375	%(c)	04/30/22	480	374,331
Kaupthing Bank, Sr. Notes, 144A (Iceland) (original cost $4,589,281; purchased 02/25/08)(f)(g)(i)	NR	7.625%		02/28/15	5,480	685,000
Rabobank Nederland NV, Sub. Notes, 144A (Netherlands)	Aa2	11.00	%(c)	06/30/19	1,040	1,157,000
RSHB Capital SA, Sr. Sec’d. Notes (Luxembourg)	Baa1	6.299%		05/15/17	2,800	2,408,000
Shinsei Finance Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	Baa3	6.418	%(c)	01/29/49	2,010	804,000
Wachovia Corp., Sr. Unsec’d. Notes(a)	A1	5.75%		02/01/18	1,130	1,109,780
Wachovia Corp., Sub. Notes	A2	5.625%		10/15/16	5,220	4,986,713
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	4.375%		01/31/13	800	806,888
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	A1	5.25%		10/23/12	500	517,567
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.30%		08/26/11	1,990	2,104,246
Wells Fargo Capital, Gtd. Notes	A3	5.95%		12/15/36	1,730	1,280,200

						23,111,967

Beverages — 0.1%
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa3	6.82%		05/01/18	1,000	1,057,516

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Cable Television — 0.5%
Charter Communications Operating LLC, Sec’d. Notes, 144A (original cost $170,325; purchased 02/05/08)(f)(g)(i)	B1	10.00%		04/30/12	$180	$173,250
Charter Communications Operating LLC, Sec’d. Notes, 144A (original cost $385,678; purchased 03/11/08, 04/15/08)(f)(g)(i)	B1	12.875%		09/15/14	385	398,475
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	6.75%		07/01/18	740	770,761
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		06/15/39	940	914,894
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.30%		07/01/38	1,210	1,260,488
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.25%		04/01/19	1,740	1,974,234

						5,492,102

Chemicals — 0.1%
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.75%		03/15/13	260	270,264
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	6.65%		03/15/18	260	276,417

						546,681

Diversified Financial Services — 5.4%
Aiful Corp., Sr. Unsec’d. Notes, 144A (Japan)	Ba2	6.00%		12/12/11	680	333,200
American Express Co., Sr. Unsec’d. Notes	A3	6.15%		08/28/17	700	645,602
American Express Co., Sub. Notes	Baa2	6.80	%(c)	09/01/66	1,230	885,600
American General Finance Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	6.90%		12/15/17	1,040	563,141
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.40%		10/02/17	3,650	3,656,479
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.25%		02/01/18	810	853,731
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.125%		02/22/10	2,280	2,280,559
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17	490	427,165
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13	2,100	2,039,894
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.875%		03/05/38	2,480	2,190,252
Citigroup, Inc., Sub. Notes	Baa1	5.00%		09/15/14	2,300	1,928,131
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		02/01/11	2,900	2,625,297
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Caa1	12.00%		05/15/15	3,200	2,992,502
General Electric Capital Corp., FDIC Gtd.	Aaa	2.125%		12/21/12	4,870	4,836,490
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.625%		05/01/18	400	378,313
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	5.90%		05/13/14	3,520	3,592,727
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.00%		06/15/12	2,370	2,491,320
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67	3,280	2,188,485
GMAC, Inc., Gtd. Notes, 144A(a)	Ca2	6.625%		05/15/12	3,166	2,643,610
GMAC, Inc., Gtd. Notes, 144A(a)	Ca2	7.25%		03/02/11	1,899	1,737,585
GMAC, Inc., Gtd. Notes, 144A	Ca2	8.00%		11/01/31	1,228	859,600
Goldman Sachs Capital II, Gtd. Notes	A3	5.793	%(c)	12/31/49	670	408,331
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.50%		06/15/10	1,120	1,147,676
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18	1,200	1,163,951
JPMorgan Chase & Co., Sub. Notes	A1	5.15%		10/01/15	3,160	3,114,875
JPMorgan Chase & Co., Sub. Notes(a)	A1	6.125%		06/27/17	2,660	2,628,184
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	NR	6.50%		07/19/17	3,140	314
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	NR	6.75%		12/28/17	1,040	104
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		02/05/13	3,350	3,260,545
Merrill Lynch & Co., Inc., Sub. Notes	A3	5.70%		05/02/17	500	428,873
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.05%		05/16/16	320	286,527
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%		01/09/12	1,970	2,016,112
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%		04/01/18	2,710	2,701,615
Resona Preferred Global Securities Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	Baa1	7.191	%(c)	12/29/49	670	489,100

						57,795,890

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Electric — 2.2%
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%		10/15/17	$1,600	$1,488,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		06/01/20	4,440	3,984,900
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.70%		09/17/12	3,380	3,595,303
Energy Future Holdings Corp., Gtd. Notes(a)	Caa1	10.875%		11/01/17	50	36,500
Energy Future Holdings Corp., Gtd. Notes, PIK(a)	Caa1	11.25%		11/01/17	9,540	5,819,400
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.45%		11/15/11	3,610	3,767,973
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%		11/15/31	1,430	1,349,717
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	680	643,450
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	250	235,625
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.05%		03/01/34	2,090	2,168,243

						23,089,111

Energy — 0.1%
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%		03/15/13	660	653,400

Entertainment
AMC Entertainment, Inc., Sr. Notes, 144A	B1	8.75%		06/01/19	40	37,600

Financial Services — 2.3%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	4,040	4,192,425
BAC Capital Trust XI, Bank Gtd. Notes	Baa3	6.625%		05/23/36	620	467,545
Citigroup, Inc., Sr. Notes	A3	8.50%		05/22/19	890	905,343
Countrywide Financial Corp., Sr. Sub. Notes	A3	6.25%		05/15/16	510	452,459
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11	1,000	981,387
Federal Home Loan Banks, Bonds	Aaa	1.625%		07/27/11	9,030	9,079,683
Federal National Mortgage Assoc., Sr. Sub. Notes	Aa2	5.25%		08/01/12	1,160	1,205,356
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	4.625%		09/15/10	2,260	2,278,394
Suntrust Capital VIII, Bank Gtd. Notes	Baa2	6.10	%(c)	12/01/66	3,110	2,020,194
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.875%		03/13/18	3,960	3,267,000

						24,849,786

Food — 1.2%
Delhaize Group, Sr. Unsec’d. Notes (Belgium)	Baa3	6.50%		06/15/17	3,210	3,277,965
Kroger Co. (The), Gtd. Notes	Baa2	5.00%		04/15/13	1,800	1,841,391
Kroger Co. (The), Gtd. Notes	Baa2	6.15%		01/15/20	1,500	1,532,600
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.35%		03/01/18	3,340	3,524,264
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.35%		08/15/17	2,220	2,346,036

						12,522,256

Forest & Paper Products — 0.1%
NewPage Corp., Sr. Sec’d. Notes	Caa2	10.00%		05/01/12	310	148,800
Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	6.75%		03/15/12	850	850,306

						999,106

Gaming — 0.1%
Boyd Gaming Corp., Sr. Sub. Notes	B3	6.75%		04/15/14	340	275,400
MGM Mirage, Inc., Gtd. Notes(a)	Caa2	7.625%		01/15/17	320	207,200
MGM Mirage, Inc., Gtd. Notes	Caa2	8.50%		09/15/10	40	36,300
MGM Mirage, Inc., Sr. Sec’d. Notes, 144A	B1	10.375%		05/15/14	110	114,125
MGM Mirage, Inc., Sr. Sec’d. Notes, 144A(a)	B1	11.125%		11/15/17	260	275,600
Station Casinos, Inc., Sr. Unsec’d. Notes(g)	Ca	7.75%		08/15/16	880	303,600

						1,212,225

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Healthcare – Services — 0.9%
Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%		07/15/15	$670	$656,600
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15	590	554,600
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%		11/15/16	2,524	2,498,760
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B1	8.875%		07/01/19	553	555,765
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B1	9.00%		05/01/15	160	161,200
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B1	10.00%		05/01/18	160	168,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		02/15/13	590	596,366
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	650	652,911
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		11/15/17	760	723,962
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.00%		02/15/18	1,180	1,132,474
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	5.875%		06/15/17	1,800	1,761,669

						9,462,307

Industrial Products
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%		11/01/12	500	473,750

Insurance — 0.7%
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%		04/30/13	960	992,627
American International Group, Inc., Jr. Sub. Notes	Ba2	6.25%		03/15/87	1,020	252,450
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18	2,320	1,227,394
MetLife, Inc., Jr. Sub. Notes	Baa1	6.40%		12/15/66	2,380	1,701,700
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa2	5.125%		04/10/13	980	996,735
Pacific Life Global Funding, Sr. Sec’d. Notes, 144A	A1	5.15%		04/15/13	1,130	1,126,227
Travelers Cos., Inc. (The), Jr. Sub. Notes	A3	6.25	%(c)	03/15/67	1,330	1,071,932

						7,369,065

Machinery & Equipment — 0.2%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.45%		04/15/18	1,200	1,142,465
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.35%		04/03/18	1,500	1,491,034

						2,633,499

Media — 0.9%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.00%		04/15/12	600	594,000
Comcast Corp., Gtd. Notes	Baa1	6.50%		01/15/15	3,890	4,126,065
Comcast Corp., Gtd. Notes	Baa1	6.50%		01/15/17	2,390	2,535,462
DirecTV Holdings LLC/DirecTV Financing Co., Gtd. Notes(a)	Ba3	8.375%		03/15/13	630	631,575
Echostar DBS Corp., Gtd. Notes	Ba3	7.75%		05/31/15	600	571,500
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%		07/15/33	1,350	1,511,090

						9,969,692

Media & Entertainment — 0.1%
Intelsat Bermuda Ltd., Gtd. Notes (Bermuda)	Caa2	11.25%		06/15/16	900	918,000

Metals & Mining — 1.3%
Evraz Group SA, Sr. Unsec’d. Notes (Luxembourg)	B1	8.875%		04/24/13	150	126,375
Evraz Group SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	B1	8.875%		04/24/13	2,050	1,681,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	3,305	3,329,787
Rio Tinto Finance PLC, Gtd. Notes (Australia)(a)	Baa1	9.00%		05/01/19	2,620	2,912,140
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	Baa1	6.50%		07/15/18	2,500	2,501,458
Steel Dynamics, Inc., Sr. Unsec’d. Notes, 144A	Ba2	8.25%		04/15/16	105	98,963
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%		11/21/36	1,780	1,690,119
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)	Ba2	8.75%		01/15/14	1,420	1,292,200

						13,632,042

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Mining — 0.2%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	6.00%	07/15/13	$2,010	$1,963,782
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)	Ba3	9.75%	05/15/14	95	98,325
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)	Ba3	10.25%	05/15/16	80	83,800
Teck Resources Ltd., Sr. Sec’d. Notes, 144A (Canada)(a)	Ba3	10.75%	05/15/19	160	172,000

					2,317,907

Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Baa3	6.45%	09/15/36	7,245	6,512,646
Apache Corp., Sr. Unsec’d. Notes	A3	6.00%	01/15/37	1,290	1,365,726
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%	01/15/16	650	573,625
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	7.25%	12/15/18	515	448,050
Complete Production Services, Inc., Gtd. Notes	B1	8.00%	12/15/16	750	641,250
Conoco, Inc., Sr. Unsec’d. Notes	A1	6.95%	04/15/29	3,630	3,911,379
ConocoPhillips, Gtd. Notes(a)	A1	6.00%	01/15/20	1,570	1,681,007
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.95%	04/15/32	1,710	2,039,177
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B3	7.75%	06/01/19	710	552,912
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.70%	07/01/18	2,820	2,882,894
Gaz Capital SA, Sec’d. Notes, 144A (Luxembourg)	Baa1	6.212%	11/22/16	1,820	1,519,700
Hess Corp., Sr. Unsec’d. Notes(a)	Baa2	7.30%	08/15/31	1,840	1,899,327
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%	10/01/29	190	206,083
Intergas Finance B.V., Bonds (Netherlands)	Baa2	6.375%	05/14/17	2,629	1,958,605
KazMunaiGaz Finance Sub. B.V., Gtd. Notes, 144A (Netherlands)	Baa2	8.375%	07/02/13	1,800	1,660,500
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.95%	02/15/18	1,360	1,331,280
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.00%	02/01/17	1,050	1,041,668
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, MTN	Baa2	6.95%	01/15/38	2,950	2,857,638
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	8.25%	12/15/14	600	397,500
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	3,450	3,120,290
Petrobras International Finance Co., Sr. Unsub. Notes (Cayman Islands)	Baa1	6.125%	10/06/16	1,560	1,599,000
Sandridge Energy, Inc., Sr. Unsec’d. Notes, 144A	B3	9.875%	05/15/16	780	752,700
Transocean, Inc., Sr. Unsec’d. Notes (Cayman Islands)	Baa2	5.25%	03/15/13	1,240	1,285,822
Whiting Petroleum Corp., Gtd. Notes	B1	7.25%	05/01/12	180	172,350
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.50%	06/15/18	392	392,808
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	08/01/17	2,210	2,325,559
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.75%	08/01/37	180	187,912
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	7.50%	04/15/12	1,020	1,129,903

					44,447,311

Pharmaceuticals — 0.8%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.85%	12/15/17	1,250	1,169,281
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%	05/15/18	3,650	3,866,095
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.00%	03/01/19	1,340	1,428,817
Wyeth, Sr. Unsec’d. Notes	A3	5.45%	04/01/17	730	762,292
Wyeth, Sr. Unsec’d. Notes	A3	5.95%	04/01/37	1,290	1,334,541

					8,561,026

Pipelines — 0.3%
SemGroup LP, Sr. Notes, 144A (original cost $716,025; purchased 01/31/08 – 03/05/08)(f)(g)(i)	NR	8.75%	11/15/15	760	30,400
Williams Cos., Inc., Sr. Unsec’d. Notes(a)	Baa3	7.50%	01/15/31	3,480	3,062,400

					3,092,800

Real Estate Investment Trust
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	9.00%	05/01/12	480	494,400

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Retail
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	B1	6.875%	12/15/13	$285	$262,200

Retail & Merchandising — 0.3%
CVS Caremark Corp., Pass-Through Certificates, 144A	Baa2	6.943%	01/10/30	991	896,743
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.25%	04/15/13	960	997,457
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80%	02/15/18	740	806,115
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.20%	04/15/38	250	268,665

					2,968,980

Semiconductors
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	8.875%	12/15/14	740	373,700

Technology
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.25%	08/15/15	330	304,838

Telecommunications — 2.8%
America Movil SAB de CV, Gtd. Notes (Mexico)	A3	5.625%	11/15/17	840	821,021
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.50%	02/01/18	4,630	4,623,226
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.80%	02/15/19	800	812,246
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%	01/15/38	1,100	1,062,879
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa2	5.95%	01/15/18	770	693,956
Cricket Communications, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.75%	05/15/16	780	750,750
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	5.75%	03/23/16	2,630	2,692,760
Intelsat Jackson Holdings Ltd., Gtd. Notes, 144A (Bermuda)	B3	9.50%	06/15/16	245	246,225
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.25%	11/01/14	580	475,600
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%	02/15/14	1,140	1,040,250
Royal KPN NV, Sr. Unsec’d. Notes (Netherlands)	Baa2	8.375%	10/01/30	1,500	1,714,556
Sprint Capital Corp., Gtd. Notes	Ba2	6.90%	05/01/19	250	206,875
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba2	6.00%	12/01/16	4,460	3,646,050
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%	10/01/15	1,330	1,283,898
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	6.999%	06/04/18	1,680	1,699,582
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.10%	04/15/18	4,550	4,667,194
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%	09/01/12	400	447,487
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	8.50%	11/15/18	230	274,871
VIP Finance Ireland Ltd., Sec’d. Notes, 144A (Ireland)	Ba2	8.375%	04/30/13	2,060	1,869,450
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	895	856,963

					29,885,839

Transportation — 0.4%
Hertz Corp. (The), Gtd. Notes	B1	8.875%	01/01/14	600	552,000
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes, 144A (Mexico)	B2	12.50%	04/01/16	620	629,300
RailAmerica, Inc., Sr. Sec’d. Notes, 144A	B1	9.25%	07/01/17	1,280	1,235,200
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	4.50%	01/15/13	1,900	1,992,574

					4,409,074

Utilities — 0.4%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	5.625%	11/30/12	2,940	3,150,995
Mirant Mid Atlantic LLC, Pass-Through Certificates	Ba1	10.06%	12/30/28	663	636,848

					3,787,843

TOTAL CORPORATE BONDS (cost $326,889,973)					299,666,271

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BOND — 0.3%
Brazil Notas Do Tesouro Nacional, Notes (Brazil) (cost $3,636,526)	Ba1	10.00%		01/01/12	BRL 6,924	$3,533,554

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.6%
Financing Corp., FICO		4.449%		02/08/18	$410	275,851
Financing Corp., FICO		4.468%		05/11/18	1,540	1,024,551
Financing Corp., FICO		4.469%		04/06/18	1,240	828,451
Financing Corp., FICO		4.559%		08/03/18	1,480	1,625,422
Financing Corp., FICO		4.563%		08/03/18	1,470	963,456
Financing Corp., FICO		4.649%		11/02/18	1,450	934,544
Financing Corp., FICO		4.707%		03/07/19	640	401,859
Financing Corp., FICO		4.726%		06/06/19	210	129,669
Financing Corp., FICO		4.846%		09/26/19	80	48,301

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,318,032)						6,232,104

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 33.8%
Federal Home Loan Mortgage Corp.		5.50%		TBA	10,400	10,734,755
Federal Home Loan Mortgage Corp.		5.992	%(c)	07/01/36	4,139	4,294,370
Federal Home Loan Mortgage Corp.		6.696	%(c)	08/01/36	436	460,094
Federal National Mortgage Assoc.		4.50%		07/01/39	12,000	11,973,744
Federal National Mortgage Assoc.		5.00%		09/01/33-03/01/34	58,353	59,554,695
Federal National Mortgage Assoc.		5.00%		TBA	87,100	88,678,688
Federal National Mortgage Assoc.		5.50%		02/01/35-07/01/38	66,425	68,659,068
Federal National Mortgage Assoc.		5.50%		TBA	20,200	21,134,250
Federal National Mortgage Assoc.		5.50%		TBA	26,300	27,146,544
Federal National Mortgage Assoc.		5.558	%(c)	08/01/37	655	685,376
Federal National Mortgage Assoc.		5.683	%(c)	05/01/37	603	632,476
Federal National Mortgage Assoc.		5.769	%(c)	01/01/37	859	900,147
Federal National Mortgage Assoc.		6.00%		09/01/37	6,656	6,965,736
Federal National Mortgage Assoc.		6.00%		TBA	3,700	3,916,221
Federal National Mortgage Assoc.		6.00%		TBA	29,700	31,036,500
Government National Mortgage Assoc.		5.00%		TBA	5,200	5,286,138
Government National Mortgage Assoc.		6.00%		TBA	10,200	10,623,932
Government National Mortgage Assoc.		6.00%		TBA	2,700	2,811,380
Government National Mortgage Assoc.		6.50%		TBA	7,400	7,850,941

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $356,981,292)						363,345,055

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Bonds(a)		3.50%		02/15/39	9,410	8,136,733
U.S. Treasury Bonds		4.25%		05/15/39	4,830	4,780,927
U.S. Treasury Bonds		4.375%		02/15/38	400	403,938
U.S. Treasury Bonds		4.50%		05/15/38	330	340,673
U.S. Treasury Bonds		4.75%		02/15/37	1,180	1,264,443
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)		1.75%		01/15/28	6,500	6,243,444
U.S. Treasury Inflationary Indexed Bonds, TIPS(a)(k)		2.375%		01/15/25	11,350	13,195,852
U.S. Treasury Note(a)		1.75%		03/31/14	17,570	16,993,493
U.S. Treasury Note(a)		2.25%		05/31/14	15,100	14,897,056
U.S. Treasury Note		2.375%		03/31/16	24,270	23,126,665
U.S. Treasury Note		2.625%		06/30/14	18,670	18,728,437
U.S. Treasury Note		3.125%		05/15/19	89	86,080
U.S. Treasury Note		3.25%		05/31/16	670	672,931
U.S. Treasury Strip Principal		3.499%		05/15/18	1,940	1,403,520

TOTAL U.S. TREASURY OBLIGATIONS (cost $113,272,363)						110,274,192

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

			Shares	Value (Note 2)
PREFERRED STOCKS — 0.1%
Financial Services — 0.1%
Preferred Blocker, Inc., 7.00%, 144A			1,380	$593,572

U.S. Government Agency Obligations
Federal National Mortgage Assoc., 8.25%, CVT			40,150	53,801

TOTAL PREFERRED STOCKS (cost $1,438,450)				647,373

TOTAL LONG-TERM INVESTMENTS (cost $995,001,805)				917,331,974

SHORT-TERM INVESTMENT — 40.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 40.7%
Dryden Core Investment Fund – Taxable Money Market Series (cost $438,024,796; includes $62,209,124 of cash collateral for securities on loan) (Note 4)(b)(w)			438,024,796	438,024,796

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 126.1% (cost $1,433,026,601)				1,355,356,770

SECURITIES SOLD SHORT — (1.5)%

	Interest Rate	Maturity Date	Principal Amount (000)#
Federal National Mortgage Association
Federal National Mortgage Assoc.	5.00%	TBA	$4,800	(4,887,000)
Federal National Mortgage Assoc.	5.50%	TBA	11,100	(11,457,287)

TOTAL SECURITIES SOLD SHORT (proceeds received $16,283,344)				(16,344,287)

			Contracts/ Notional Amounts (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
90 Day Euro Dollar Futures, expiring 09/30/2009, Strike Price $99.25			660	(25,575)
10 Year U.S. Treasury Notes,
expiring 07/30/2009, Strike Price $115.00			600	(120,000)
expiring 07/30/2009, Strike Price $116.00			490	(68,140)
expiring 08/30/2009, Strike Price $115.50			1,010	(217,781)
expiring 08/30/2009, Strike Price $118.00			650	(62,969)
expiring 08/30/2009, Strike Price $124.00			490	(2,297)
U.S. Treasury Bond Futures, expiring 07/30/2009, Strike Price $117.00			610	(164,891)

				(661,653)

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

	Contracts Notional Amounts (000)#	Value (Note 2)
OPTIONS WRITTEN* (Continued)
Put Options
90 Day Euro Dollar Futures, expiring 09/25/2009, Strike Price $99.00	910	$(52,325)
10 Year U.S. Treasury Notes,
expiring 08/30/2009, Strike Price $112.00	400	(18,125)
expiring 08/30/2009, Strike Price $116.00	490	(78,859)

		(149,309)

TOTAL OPTIONS WRITTEN (premiums received $597,476)		(810,962)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 124.5% (cost $1,416,145,781)		1,338,201,521
Other liabilities in excess of other assets(x) — (24.5)%		(263,395,297)

NET ASSETS — 100.0%		$1,074,806,224

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

FDIC	Federal Deposit Insurance Corp.

FICO	Financing Corporation

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

BRL	Brazilian Real

*	Non-income producing security.

†	The rating reflected is of June 30, 2009. Rating of certain bonds may have changed subsequent to that date.

#	Principal and notional amounts are shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $61,051,304; cash collateral of $62,209,124 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $5,861,309. The aggregate value of $1,287,125 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Futures contracts open at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
269	90 Day Euro Dollar	Sep 09	$66,438,556	$66,799,425	$360,869
11	90 Day Euro Dollar	Dec 09	2,712,487	2,725,112	12,625
250	90 Day Euro Dollar	Mar 10	61,630,638	61,765,625	134,987
113	90 Day Euro Dollar	Jun 10	27,858,374	27,813,537	(44,837)
171	90 Day Euro Dollar	Sep 10	42,004,500	41,929,200	(75,300)
96	2 Year U.S. Treasury Notes	Sep 09	20,812,206	20,757,000	(55,206)
749	5 Year U.S. Treasury Notes	Sep 09	86,238,414	85,924,344	(314,070)
355	10 Year U.S. Treasury Notes	Oct 09	41,140,235	41,274,297	134,062
290	30 Year U.S. Treasury Bonds	Sep 09	33,649,063	34,324,219	675,156

					$828,286

Interest rate swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank PLC(1)	09/16/39	$7,120	3.25%	3 month LIBOR	$364,083	$(99,323)	$463,406

(1)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Preferred Stocks	$647,373	$—	$—
Asset-Backed Securities	—	37,468,868	—
Bank Loans	—	9,016,649	—
Residential Mortgage-Backed Securities	—	67,758,463	—
Commercial Mortgage-Backed Securities	—	19,389,445	—
Corporate Bonds	—	299,666,271	—
U.S. Treasury Obligations	—	110,274,192	—
U.S. Government Mortgage-Backed Obligations	—	363,345,055	—
U.S. Agencies Obligations	—	6,232,104	—
Foreign Government Bonds	—	3,533,554	—
Options Written	—	(810,962)	—
Affiliated Money Market Mutual Fund	438,024,796	—	—
U.S. Agencies Obligations Sold Short	—	(16,344,287)	—

	$438,672,169	$899,529,352	$—
Other Financial Instruments*	828,286	463,406	—

Total	$439,500,455	$899,992,758	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2009 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Security	Corporate Bond
Balance as of 12/31/08	$2,963,206	$1,280,192
Accrued discounts/premiums	19,353	—
Realized gain (loss)	112,164	(705,227)
Change in unrealized appreciation (depreciation)	(39,386)	1,112,873
Net purchases (sales)	(3,055,337)	(1,687,838)
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$—	$—

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2009 were as follows:

Affiliated Money Market Mutual Fund	40.7%
U.S. Government Mortgage-Backed Obligations	33.8
U.S. Treasury Obligations	10.3
Collateralized Mortgage Obligations	8.1
Diversified Financial Services	5.4
Oil, Gas & Consumable Fuels	4.1
Asset-Backed Securities	3.5
Telecommunications	2.8
Financial Services	2.4
Banks	2.2
Electric	2.2
Metals & Mining	1.3
Food	1.2
Media	0.9
Healthcare – Services	0.9
Bank Notes	0.8
Pharmaceuticals	0.8
Insurance	0.7
U.S. Government Agency Obligations	0.6
Cable Television	0.5
Transportation	0.4
Utilities	0.4
Foreign Government Bonds	0.3
Pipelines	0.3
Retail & Merchandising	0.3
Machinery & Equipment	0.2
Mining	0.2
Advertising	0.1
Aerospace/Defense	0.1
Gaming	0.1
Beverages	0.1
Forest & Paper Products	0.1
Media & Entertainment	0.1
Energy	0.1
Chemicals	0.1

126.1
Options Written and Securities Sold Short	(1.6)
Other liabilities in excess of other assets	(24.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$1,317,699	*	Due to broker-variation margin	$489,413	*
Interest rate contracts	Unrealized appreciation on swap agreements	463,406		Premiums received for swap agreements	99,323
Interest rate contracts	—	—		Written options outstanding, at value	810,962

Total		$1,781,105			$1,399,698

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(21,175)	$(4,241,760)	$2,686,728	$(3,053,403)	$—	$(4,629,610)
Foreign exchange contracts	—	—	—	—	496,020	496,020
Credit contracts	—	—	—	131,444	—	131,444

Total	$(21,175)	$(4,241,760)	$2,686,728	$(2,921,959)	$496,020	$(4,002,146)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(2,210,438)	$1,062,988	$4,978,095	$—	$3,830,645
Foreign exchange contracts	—	—	—	(588,673)	(588,673)

Total	$(2,210,438)	$1,062,988	$4,978,095	$(588,673)	$3,241,972

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2009

ASSETS:
Investments at value, including securities on loan of $61,051,304: Unaffiliated investments (cost $995,001,805)	$917,331,974
Affiliated investments (cost $438,024,796)	438,024,796
Foreign currency, at value (cost $1,810,876)	2,002,184
Receivable for investments sold	16,948,204
Receivable for fund share sold	8,448,419
Dividends and interest receivable	7,397,014
Unrealized appreciation on swap agreements	463,406
Prepaid expenses	1,543

Total Assets	1,390,617,540

LIABILITIES:
Payable for investments purchased	220,777,367
Payable to broker for collateral for securities on loan	62,209,124
Securities sold short, at value (proceeds received $16,283,344)	16,344,287
Payable to custodian	14,851,896
Written options outstanding, at value (premiums received $597,476)	810,962
Due to broker-variation margin	313,075
Advisory fees payable	246,824
Accrued expenses and other liabilities	146,998
Premiums received for swap agreements	99,323
Shareholder servicing fees payable	10,562
Affiliated transfer agent fee payable	898

Total Liabilities	315,811,316

NET ASSETS	$1,074,806,224

Net assets were comprised of:
Paid-in capital	$1,136,812,986
Retained earnings	(62,006,762)

Net assets, June 30, 2009	$1,074,806,224

Net asset value and redemption price per share, $1,074,806,224 / 114,810,742 outstanding shares of beneficial interest	$9.36

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2009

INVESTMENT INCOME
Unaffiliated interest income	$21,802,514
Affiliated dividend income	882,993
Affiliated income from securities lending, net	158,199
Unaffiliated dividend income	37,453

22,881,159

EXPENSES
Advisory fees	2,978,801
Shareholder servicing fees and expenses	402,109
Custodian and accounting fees	117,000
Audit fee	18,000
Trustees’ fees	9,000
Insurance expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 4)	7,000
Shareholders’ reports	6,000
Legal fees and expenses	5,000
Miscellaneous	7,114

Total expenses	3,559,024

NET INVESTMENT INCOME	19,322,135

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	341,409
Futures transactions	(4,241,760)
Options written transactions	2,686,728
Short sales transactions	282
Swap agreement transactions	(2,921,959)
Foreign currency transactions	49,882

(4,085,418)

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	25,928,496
Futures	(2,210,438)
Options written	1,062,988
Short sales	(60,943)
Swap agreements	4,978,095
Foreign currencies	(246,877)

29,451,321

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	25,365,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,688,038

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$19,322,135	$43,061,152
Net realized gain (loss) on investment and foreign currency transactions	(4,085,418)	12,764,583
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,451,321	(105,641,012)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,688,038	(49,815,277)

DISTRIBUTIONS	(56,085,165)	(2,326,582)

FUND SHARE TRANSACTIONS:
Fund share sold [44,529,990 and 101,032,679 shares, respectively]	424,866,733	1,009,099,803
Fund share issued in reinvestment of distributions [6,076,399 and 232,426 shares, respectively]	56,085,165	2,326,582
Fund share repurchased [17,623,216 and 88,722,247 shares, respectively]	(167,665,541)	(879,296,600)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	313,286,357	132,129,785

TOTAL INCREASE IN NET ASSETS	301,889,230	79,987,926
NET ASSETS:
Beginning of period	772,916,994	692,929,068

End of period	$1,074,806,224	$772,916,994

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (formerly known as American Skandia Trust) (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2009 issued 57 classes of shares of beneficial interest (collectively the “Portfolios”). The information presented in these financial statements pertains to twelve Portfolios: Bond Portfolio 2015, Bond Portfolio 2016, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, High Yield Portfolio, Investment Grade Bond Portfolio, Lord Abbett Bond-Debenture Portfolio, PIMCO Limited Maturity Bond Portfolio, PIMCO Total Return Bond Portfolio, T. Rowe Price Global Bond Portfolio and Western Asset Core Plus Bond Portfolio.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST Bond Portfolio 2015 Portfolio (“Bond Portfolio 2015”), AST Bond Portfolio 2016 Portfolio (“Bond Portfolio 2016”), AST Bond Portfolio 2018 Portfolio (“Bond Portfolio 2018”), AST Bond Portfolio 2019 Portfolio (“Bond Portfolio 2019”) and AST Bond Portfolio 2020 Portfolio (“Bond Portfolio 2020”): To seek the highest total return for a specified period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST High Yield Portfolio (“High Yield”): High current income and may consider potential for capital appreciation. The portfolio invests in high yield fixed income securities that, at the time of purchase, are non-investment grade securities.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”): To seek to maximize total return, consistent with the preservation of capital and liquidity needs.

AST Lord Abbett Bond-Debenture Portfolio (“Lord Abbett Bond-Debenture”): High current income and the opportunity for capital appreciation to produce a high total return by investing primarily in high yield and investment grade debt securities, securities convertible into common stock and preferred stock.

AST PIMCO Limited Maturity Bond Portfolio (“PIMCO Limited Maturity Bond”): Maximize total return, consistent with preservation of capital by investing primarily in higher-quality fixed income securities of varying maturities, so that the portfolio’s expected average duration will be from one to three years.

AST PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”): Maximize total return, consistent with preservation of capital by investing primarily in higher-quality fixed income securities of varying maturities, so that the portfolio’s expected average duration will be from three to six years.

AST T. Rowe Price Global Bond Portfolio (“T. Rowe Price Global Bond”): High current income and capital growth by investing primarily in high-quality foreign and U.S. dollar-denominated bonds.

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”): The investment objective of the Western Asset Core Plus Bond Portfolio will be to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified.

SEE NOTES TO FINANCIAL STATEMENTS.

B1

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation or if there was no NOCP at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates fair value.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

B2

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios, as defined in the prospectus, enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Portfolios may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an over the counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

B3

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No. 140, the Portfolio’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Short Sales: Certain portfolios of the Trust may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations: Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

B4

Swap Agreements: Certain Portfolios of the Trust may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront

B5

payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to equity risk exposure in the normal course of pursuing its investment objectives. A Portfolio may enter into total return swaps to manage their exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2009, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Delayed Delivery Transactions: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Security Loans: The Portfolios may lend their portfolio securities to broker-dealers. Security loans are limited to 33 1/3% of the total assets of the respective portfolio. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the

B6

securities using the collateral in the open market. The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan. As a result of the bankruptcy filing by Lehman Brothers Holdings Inc., which was the parent company to the Portfolios’ Securities Lending Counter Party, Lehman Brothers Inc. (Lehman), the Portfolios’ Securities Lending Agent utilized collateral held on behalf of the Portfolios for securities out on loan to compensate the Portfolios for the failure of Lehman to return the securities. Any excess collateral was returned to Lehman.

Dollar Rolls: The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Distributions: Distributions, if any, from net investment income are declared and paid at least annually by all Portfolios. Distributions to shareholders are recorded on the ex-dividend date. Net realized gains from investment transactions, if any, are distributed at least annually.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

Lord Abbett & Co. LLC for Lord Abbett Bond-Debenture;

Pacific Investment Management Company LLC for High Yield, PIMCO Total Return Bond and PIMCO Limited Maturity Bond;

Prudential Investment Management, Inc. (“PIM”), for Bond Portfolio 2015, Bond Portfolio 2016, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020 and Investment Grade Bond;

T. Rowe Price International, Inc. for T. Rowe Price Global Bond;

Western Asset Management Company for Western Asset Core Plus Bond.

B7

Advisory Fees and Expense Limitations: The Investment Manager receives a fee, computed daily and payable monthly, based on the annual rates specified below, of the value of each Portfolio’s average daily net assets. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has voluntarily agreed to waive a portion of their management fee and/or reimburse each Portfolio an amount equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets. Each waiver/reimbursement is voluntary and may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees	Effective Advisory Fees	Expense Limitations
Bond Portfolio 2015	0.65% first $500 million;	0.64%	1.00%
	0.64% in excess of $500 million
Bond Portfolio 2016	0.65% first $500 million;	— %†	1.00%
	0.64% in excess of $500 million
Bond Portfolio 2018	0.65% first $500 million;	0.64%	1.00%
	0.64% in excess of $500 million
Bond Portfolio 2019	0.65% first $500 million;	0.64%	1.00%
	0.64% in excess of $500 million
Bond Portfolio 2020	0.65% first $500 million;	— %†	1.00%
	0.64% in excess of $500 million
High Yield	0.75%	0.75%	— ††
Investment Grade Bond	0.65% first $500 million;	0.64%	1.00%
	0.64% in excess of $500 million
Lord Abbett Bond-Debenture	0.80%	0.80%	N/A
PIMCO Limited Maturity Bond	0.65%	0.65%	N/A
PIMCO Total Return Bond	0.65%	0.65%	N/A
T. Rowe Price Global Bond	0.80%	0.80%	N/A
Western Asset Core Plus Bond	0.70%	0.70%	N/A

†	The advisory fee amount waived exceeds the advisory fee for the current period.

††	Expense limitation is as noted in table below.

	January 1, 2009 – June 30, 2009 Expense Limitation	Effective July 1, 2009 Expense Limitation
High Yield	0.88%	N/A

AST Investment Services, Inc., PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Life Assurance Corporation (“PALAC”), an indirect, wholly-owned subsidiary of Prudential, pursuant to which the Portfolios pay PALAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Investment Manager has voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on average daily net assets up to $500 million (no waiver), 0.09% on average daily net assets of the next $250 million (0.01% waiver), 0.08% on average daily net of the next $250 million (0.02% waiver), and 0.07% on average daily net assets in excess of $1 billion (0.03% waiver).

Effective January 1, 2009, Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliate.

B8

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

PIM also acts as the Trust’s securities lending agent. For the six months ended June 30, 2009, PIM was compensated as follows for these services by the Portfolios:

Portfolio	PIM
High Yield	$56,290
Investment Grade Bond	527,392
Lord Abbett Bond-Debenture	41,860
T. Rowe Price Global Bond	2,519
Western Asset Core Plus Bond	67,501

For the six months ended June 30, 2009, Wachovia Securities LLC, an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Portfolios as follows:

Portfolio	Wachovia Securities
High Yield	$145

5. Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2009 were as follows:

	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2015	$191,670,481	$131,471,631
Bond Portfolio 2016	3,939,704	1,609,209
Bond Portfolio 2018	125,614,644	84,321,738
Bond Portfolio 2019	99,613,046	71,575,090
Bond Portfolio 2020	2,064,867	1,052,823
High Yield	455,864,252	160,964,217
Investment Grade Bond	5,617,803,637	5,908,501,946
Lord Abbett Bond-Debenture	150,449,576	89,574,134
PIMCO Limited Maturity Bond	1,774,101,413	1,688,758,494
PIMCO Total Return Bond	12,030,300,155	12,218,003,602
T. Rowe Price Global Bond	102,615,970	113,433,281
Western Asset Core Plus Bond	1,189,870,312	1,098,174,035

Written options transactions, during the six months ended June 30, 2009, were as follows:

	Bond Portfolio 2015		Bond Portfolio 2018
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	14	12,861	11	10,105
Expired options	—	—	—	—
Closed options	(14)	(12,861)	(11)	(10,105)

Balance at end of period	—	$—	—	$—

B9

	Bond Portfolio 2019		High Yield
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	90,300,000	$2,416,130
Written options	7	6,430	676,800,000	624,583
Expired options	—	—	(197,800,000)	(152,168)
Closed options	(7)	(6,430)	(90,300,000)	(2,640,614)

Balance at end of period	—	$—	479,000,000	$247,931

	Investment Grade Bond		PIMCO Limited Maturity Bond
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	103,500,000	$1,307,155
Written options	538	364,033	778,500,000	1,931,498
Expired options	—	—	(33,200,000)	(392,762)
Closed options	(538)	(364,033)	(94,800,000)	(1,396,528)

Balance at end of period	—	$—	754,000,000	$1,449,363

	PIMCO Total Return Bond		Western Asset Core Plus Bond
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	959,700,000	$6,297,693	11,555,000	$1,834,699
Written options	186,500,000	883,821	6,310,000	1,342,050
Expired options	(22,700,000)	(2,054,820)	(8,610,000)	(1,554,220)
Closed options	(937,000,000)	(4,831,794)	(2,945,000)	(1,025,053)

Balance at end of period	186,500,000	$294,900	6,310,000	$597,476

6. Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006 each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provisions for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

B10

7. Line of Credit

The Portfolios, along with other affiliated registered investment companies, are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Portfolios renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Portfolios pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2009
Investment Grade Bond	$39,027,000	1.21%	28	—
Lord Abbett Bond-Debenture	16,072,146	1.26%	13	—
PIMCO Total Return Bond	23,148,000	1.20%	1	—
T. Rowe Price Global Bond	3,541,500	1.07%	4	—

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9. Ownership

As of June 30, 2009, more than 99% of each Portfolio was owned of record by PALAC on behalf of the owners of the variable insurance products issued by PALAC.

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through August 26, 2009, the date the financial statements were issued, and has determined that the following subsequent events require recognition or disclosure in the financial statements:

Based on the approval of the Board of Trustees on June 26, 2009, the Prudential Series Fund SP PIMCO Total Return Portfolio will be merged into the AST PIMCO Total Return Bond Portfolio on or about December 4, 2009. Such merger is subject to the approval of the shareholders.

B11

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Financial Highlights

(Unaudited)

	AST Bond Portfolio 2015
	Six Months Ended June 30, 2009		January 28, 2008(c) through December 31, 2008(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.49		$10.00

Income From Investment Operations:
Net investment income	03		.05
Net realized and unrealized gain (loss) on investments	(.40)		1.44

Total from investment operations	(.37)		1.49

Less Distributions	(.05)		—

Net Asset Value, end of period	$11.07		$11.49

Total Return(a)	(3.17)%		14.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$238.9		$221.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	.80	%(d)	.90	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	.80	%(d)	.90	%(d)
Net investment income	.68	%(d)	1.27	%(d)
Portfolio turnover rate	234	%(e)	1433	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

(f)	Calculated based on average shares outstanding during the period.

	AST Bond Portfolio 2016
	January 2, 2009(c) through June 30, 2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment loss	(.01)
Net realized and unrealized loss on investments	(.49)

Total from investment operations	(.50)

Net Asset Value, end of period	$9.50

Total Return(a)	(5.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.00	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.73	%(d)
Net investment income	(.22	)%(d)
Portfolio turnover rate	146	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2018
	Six Months Ended June 30, 2009		January 28, 2008(c) through December 31, 2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.23		$10.00

Income (Loss) From Investment Operations:
Net investment income	.03		.04
Net realized and unrealized gain (loss) on investments	(.96)		2.19

Total from investment operations	(.93)		2.23

Less Distributions	(.32)		—

Net Asset Value, end of period	$10.98		$12.23

Total Return(a)	(7.57)%		22.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$188.4		$166.3
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	.81	%(d)	.98	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	.81	%(d)	.98	%(d)
Net investment income	.72	%(d)	1.04	%(d)
Portfolio turnover rate	297	%(e)	701	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST Bond Portfolio 2019
	Six Months Ended June 30, 2009		January 28, 2008(c) through December 31, 2008(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.31		$10.00

Income (Loss) From Investment Operations:
Net investment income	.04		.09
Net realized and unrealized gain (loss) on investments	(1.12)		2.22

Total from investment operations	(1.08)		2.31

Less Distributions	(.04)		—

Net Asset Value, end of period	$11.19		$12.31

Total Return(a)	(8.76)%		23.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$120.1		$124.6
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	.84	%(d)	1.00	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	.84	%(d)	1.08	%(d)
Net investment income	.67	%(d)	.95	%(d)
Portfolio turnover rate	318	%(e)	779	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2020
	January 2, 2009(c) through June 30, 2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment loss	(.01)
Net realized and unrealized loss on investments	(.95)

Total from investment operations	(.96)

Net Asset Value, end of period	$9.04

Total Return(a)	(9.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.6
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.00	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.77	%(d)
Net investment loss	(.16	)%(d)
Portfolio turnover rate	170	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST High Yield Portfolio
	Six Months Ended June 30,		Year Ended December 31,
	2009(d)		2008	2007(d)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.30		$7.75	$8.41	$8.29	$8.95	$8.77

Income (Loss) From Investment Operations:
Net investment income	0.21		0.40	0.59	0.53	0.83	0.70
Net realized and unrealized gain (loss) on investments	0.55		(2.22)	(0.39)	0.28	(0.74)	0.19

Total from investment operations	0.76		(1.82)	0.20	0.81	0.09	0.89

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.75)	(0.71)
Distributions	(0.27)		(0.63)	(0.86)	(0.69)	—	—

Total dividends and distributions	(0.27)		(0.63)	(0.86)	(0.69)	(0.75)	(0.71)

Net Asset Value, end of period	$5.79		$5.30	$7.75	$8.41	$8.29	$8.95

Total Return(a)	14.24%		(25.54)%	2.48%	10.35%	1.12%	11.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$618.9		$331.3	$413.4	$648.1	$611.2	$804.6
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.88	%(f)	0.88%	0.87%	0.89%	0.93%	0.93	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.91	%(f)	0.91%	0.87%	0.90%	0.94%	0.93	%(c)
Net investment income	7.75	%(f)	7.60%	6.94%	6.94%	7.32%	7.15%
Portfolio turnover rate	42	%(e)	204%	125%	131%	52%	66%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the period.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Investment Grade Bond Portfolio
	Six Months Ended June 30, 2009(c)		January 28, 2008(d) through December 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.90		$10.00

Income From Investment Operations:
Net investment income	.23		.30
Net realized and unrealized gain on investments	.08		.60

Total from investment operations	.31		.90

Less Distributions	(.29)		—

Net Asset Value, end of period	$10.92		$10.90

Total Return(a)	2.91%		9.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,559.8		$2,837.2
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	.75	%(e)	.75	%(e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	.75	%(e)	.75	%(e)
Net investment income	4.21	%(e)	3.32	%(e)
Portfolio turnover rate	414	%(f)	796	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Commencement of operations.

(e)	Annualized.

(f)	Not annualized.

	AST Lord Abbett Bond-Debenture Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008(d)	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.92		$11.59	$11.67	$11.33	$11.83	$11.44

Income (Loss) From Investment Operations:
Net investment income	0.22		0.72	0.84	0.71	0.43	0.53
Net realized and unrealized gain (loss) on investments	1.04		(3.13)	(0.13)	0.35	(0.31)	0.29

Total from investment operations	1.26		(2.41)	0.71	1.06	0.12	0.82

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.49)	(0.39)
Distributions from net realized gains	—		—	—	—	(0.13)	(0.04)
Distributions	(0.70)		(1.26)	(0.79)	(0.72)	—	—

Total dividends and distributions	(0.70)		(1.26)	(0.79)	(0.72)	(0.62)	(0.43)

Net Asset Value, end of period	$8.48		$7.92	$11.59	$11.67	$11.33	$11.83

Total Return(a)	15.79%		(23.35)%	6.09%	9.80%	1.16%	7.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$335.0		$278.0	$513.5	$594.7	$668.5	$431.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.98	%(f)	0.93%	0.89%	0.89%	0.91%	0.97	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.98	%(f)	0.95%	0.91%	0.94%	0.97%	1.02	%(c)
Net investment income	7.07	%(f)	6.93%	5.73%	5.52%	5.10%	5.15%
Portfolio turnover rate	35	%(e)	30%	49%	43%	46%	49%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the year.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST PIMCO Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2009(d)		Year Ended December 31,
			2008(d)		2007(d)		2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.85		$11.36		$11.18		$11.10	$11.12	$11.37

Income (Loss) From Investment Operations:
Net investment income	0.20		0.44		0.51		0.52	0.27	0.17
Net realized and unrealized gain (loss) on investments	0.46		(0.32)		0.24		(0.11)	(0.09)	0.06

Total from investment operations	0.66		0.12		0.75		0.41	0.18	0.23

Less Dividends and Distributions:
Dividends from net investment income	—		—		—		—	(0.14)	(0.35)
Distributions from net realized gains	—		—		—		—	(0.06)	(0.13)
Distributions	(1.44)		(0.63)		(0.57)		(0.33)	—	—

Total dividends and distributions	(1.44)		(0.63)		(0.57)		(0.33)	(0.20)	(0.48)

Net Asset Value, end of period	$10.07		$10.85		$11.36		$11.18	$11.10	$11.12

Total Return(a)	6.22%		1.02%		6.80%		3.82%	1.63%	2.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$867.9		$775.7		$1,227.7		$1,366.9	$1,683.2	$1,232.8
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.80	%(g)	0.78	%(e)	0.76	%(e)	0.76%	0.76%	0.79	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.80	%(g)	0.78	%(e)	0.76	%(e)	0.77%	0.80%	0.82	%(c)
Net investment income	3.65	%(g)	3.92%		4.45%		4.04%	2.86%	1.65%
Portfolio turnover rate	199	%(f)	410%		135%		140%	153%	103%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the period.

(e)	Includes interest expense of 0.01% and 0.01% for the periods ended December 31, 2007 and 2008, respectively.

(f)	Not annualized.

(g)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST PIMCO Total Return Bond Portfolio
	Six Months Ended June 30, 2009(d)		Year Ended December 31,
			2008	2007(d)		2006		2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.31		$12.10	$11.43		$11.45		$12.01	$11.99

Income (Loss) From Investment Operations:
Net investment income	0.23		0.63	0.55		0.28		0.52	0.23
Net realized and unrealized gain (loss) on investments	0.80		(0.89)	0.40		0.11		(0.23)	0.36

Total from investment operations	1.03		(0.26)	0.95		0.39		0.29	0.59

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—		(0.45)	(0.48)
Distributions from net realized gains	—		—	—		—		(0.40)	(0.09)
Distributions	(1.37)		(0.53)	(0.28)		(0.41)		—	—

Total dividends and distributions	(1.37)		(0.53)	(0.28)		(0.41)		(0.85)	(0.57)

Net Asset Value, end of period	$10.97		$11.31	$12.10		$11.43		$11.45	$12.01

Total Return(a)	9.26%		(2.26)%	8.31%		3.74%		2.50%	4.96%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,418.7		$3,108.2	$4,775.5		$3,347.2		$1,790.7	$2,318.2
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.76	%(g)	0.75%	0.74	%(e)	0.77	%(e)	0.79%	0.78	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.76	%(g)	0.75%	0.74	%(e)	0.77	%(e)	0.80%	0.81	%(c)
Net investment income	4.00	%(g)	4.20%	4.67%		4.30%		3.62%	2.08%
Portfolio turnover rate	286	%(f)	506%	297%		238%		238%	253%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the period.

(e)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with inverse floater securities. The total expense ratio excluding interest and fees expense is 0.74% for the period ended December 31, 2007 and 0.76% for the period ended December 31, 2006.

(f)	Not annualized.

(g)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST T. Rowe Price Global Bond Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31,
			2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.21		$12.36	$11.57	$11.18	$12.16	$12.10

Income (Loss) From Investment Operations:
Net investment income	0.26		0.85	0.36	0.41	0.28	0.17
Net realized and unrealized gain (loss) on investments	0.29		(1.12)	0.75	0.27	(0.81)	0.81

Total from investment operations	0.55		(0.27)	1.11	0.68	(0.53)	0.98

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(0.43)	(0.72)
Distributions from net realized gains	—		—	—	—	(0.02)	(0.20)
Distributions	(1.61)		(0.88)	(0.32)	(0.29)	—	—

Total dividends and distributions	(1.61)		(0.88)	(0.32)	(0.29)	(0.45)	(0.92)

Net Asset Value, end of period	$10.15		$11.21	$12.36	$11.57	$11.18	$12.16

Total Return(a)	5.17%		(2.44)%	9.65%	6.27%	(4.49)%	8.64%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$280.2		$269.1	$708.5	$507.7	$539.6	$362.0
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.02	%(e)	0.97%	0.93%	0.96%	1.01%	1.07	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.02	%(e)	0.97%	0.93%	0.96%	1.01%	1.07	%(c)
Net investment income	3.81	%(e)	4.17%	3.99%	3.64%	2.87%	2.58%
Portfolio turnover rate	42	%(d)	117%	120%	131%	109%	111%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended June 30, 2009		Year Ended December 31, 2008	November 20, 2007(e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.45		$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.05		0.51	0.03
Net realized and unrealized gain (loss) on investments	0.40		(1.04)	(0.03)

Total from investment operations	0.45		(0.53)	—

Less Distributions	(0.54)		(0.02)	—

Net Asset Value, end of period	$9.36		$9.45	$10.00

Total Return(a)	4.80%		(5.31)%	0.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,074.8		$772.9	$692.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.84	%(d)	0.82%	0.91	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.84	%(d)	0.82%	0.91	%(d)
Net investment income	4.54	%(d)	4.57%	4.54	%(d)
Portfolio turnover rate	152	%(c)	645%	5	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Advanced Series Trust

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of Advanced Series Trust (the “Trust”) consists of eight individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (together with Prudential Investments LLC, collectively referred to herein as “PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 24-26, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Trust, and each Portfolio and its shareholders.1

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 24-26, 2009 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

[1]

The Board did not consider or renew the management or subadvisory agreements with respect to the Portfolios listed below, because it approved the agreements for these Portfolios during 2008 for an initial period of two years. The Board noted that it would consider the renewal of the agreements as part of its annual review of the Trust’s advisory agreements in 2010.

•	AST Bond Portfolio 2016

•	AST Bond Portfolio 2020

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Quantitative Management Associates LLC (“QMA”), and Jennison Associates LLC (“Jennison”), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that would reduce the fee rate on assets above specified levels, with the exception of the AST Bond Portfolios (AST Bond Portfolios 2015, 2016, 2018 and 2020, and the AST Investment Grade Bond Portfolio). The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-, three-, five- and ten-year periods (as applicable) ending December 31, 2008.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2008. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may provide supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios, as is specifically noted below.

In addition, the Board considered and accepted PI’s proposal to continue the existing tiered Administrative Service Fee waiver for the Portfolios, pursuant to which PI agreed to waive a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio, as follows: for a Portfolio’s average daily net assets of $500 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Fee is reduced to 0.09%; for a Portfolio’s average daily net assets over $750 million up to and including $1 billion, the Administrative Fee is reduced to 0.08%; and for a Portfolio’s average daily net assets over $1 billion, the Administrative Fee is reduced to 0.07%.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2008), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST T. Rowe Price Global Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Third Quartile	Fourth Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted PI’s explanation that the underperformance was primarily attributable to results during 2008, during which the Portfolio was forced to sell assets at below market prices in order to meet shareholder redemptions. More recently, the Board noted that the Portfolio’s performance had improved, with the Portfolio ranking in the second quartile and outperforming its benchmark index during the first quarter of 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Third Quartile	Third Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that the Portfolio outperformed or performed competitively against its benchmark index over the one-, three- and five-year periods, though it underperformed over the ten-year period.

•

The Board further noted that the Portfolio’s current subadviser did not assume responsibility for the Portfolio until the first quarter of 2006 and most of the Portfolio’s historical performance was attributable to other subadvisers.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board agreed with PI’s recommendation that the existing voluntary cap on net total Portfolio expenses of 0.88% be removed.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Lord Abbett Bond-Debenture Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	Second Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2015
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio’s performance since inception (January 2008) had been strong, with the Portfolio ranking in the first quartile for the fourth quarter of 2008 and outperforming its benchmark index. For the first quarter of 2009, the Board noted that the Portfolio outperformed its benchmark index, although the Portfolio ranked in the third quartile.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses, custodian expenses, and director expenses.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2018
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio’s performance since inception (January 2008) had been strong, with the Portfolio ranking in the first quartile for the fourth quarter of 2008 and outperforming its benchmark index.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses and custodian expenses.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2019
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: Second Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio’s performance since inception (January 2008) had been strong, with the Portfolio ranking in the first quartile and outperforming its benchmark index for the fourth quarter of 2008.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for transfer agent expenses, custodian expenses, director expenses and other non-management expenses.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided

AST Investment Grade Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	—	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio’s performance since inception (January 2008) had been strong, with the Portfolio ranking in the first quartile and outperforming its benchmark index for the fourth quarter of 2008. The Board also noted that the Portfolio ranked in the second quartile and outperformed its benchmark index for the first quarter of 2009.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided

AST PIMCO Total Return Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Second Quartile	First Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the ten-year period, though it underperformed its benchmark index for the one-, three- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance in its Peer Universe, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for custodian expenses and other non-management expenses.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

AST Western Asset Core Plus Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio underperformed its benchmark index for the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance in its Peer Universe, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for total expenses was attributable to its fourth quartile rankings for actual management expenses, transfer agent expenses and other non-management expenses.

•	The Board concurred with PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.00%.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided

AST PIMCO Limited Maturity Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

PRESORT STANDARD U.S. POSTAGE

PAID

DAVENPORT, IA PERMIT NO. 291

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock,” the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

AST-B Prudential

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

 Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen Pelletier
Stephen Pelletier
President and Principal Executive Officer

Date August 12, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 12, 2009

*	Print the name and title of each signing officer under his or her signature.